UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000E Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMIANNUAL REPORT

NOVEMBER 30, 2018

WYDE  CDS Short North American HY Credit ETF

EMTY  Decline of the Retail Store ETF

TOLZ  DJ Brookfield Global Infrastructure ETF

EQRR  Equities for Rising Rates ETF

PEX  Global Listed Private Equity ETF

HDG  Hedge Replication ETF

HYHG  High Yield-Interest Rate Hedged

RINF  Inflation Expectations ETF

IGHG  Investment Grade–Interest Rate Hedged

OILK  K-1 Free Crude Oil Strategy ETF*

CSM  Large Cap Core Plus

CLIX  Long Online/Short Stores ETF

FUT  Managed Futures Strategy ETF*

MRGR  Merger ETF

ALTS  Morningstar Alternatives Solution ETF

EFAD  MSCI EAFE Dividend Growers ETF

EMDV  MSCI Emerging Markets Dividend Growers ETF

EUDV  MSCI Europe Dividend Growers ETF

ONLN  Online Retail ETF

PAWZ  Pet Care ETF

RALS  RAFITM Long/Short

SMDV  Russell 2000 Dividend Growers ETF

SPXB  S&P 500® Bond ETF

NOBL  S&P 500® Dividend Aristocrats ETF

SPXE  S&P 500® Ex-Energy ETF

SPXN  S&P 500® Ex-Financials ETF

SPXV  S&P 500® Ex-Health Care ETF

SPXT  S&P 500® Ex-Technology ETF

REGL  S&P MidCap 400® Dividend Aristocrats ETF

EMSH  Short Term USD Emerging Markets Bond ETF

*  "The K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF funds are consolidated with Cayman Crude Oil Strategy Portfolio and Cayman Portfolio I, respectivley. A claim of exemption pursuant to the Commodity Futures Trading Commission ("CFTC") Rule 4.7 has been made by the Investment Adviser with respect to these funds. The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC."

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (www.proshares.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as your brokerage firm).

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account that you invest in through your financial intermediary.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XX	Expense Examples
1	Schedule of Portfolio Investments
82	Statements of Assets and Liabilities
88	Statements of Operations
94	Statements of Changes in Net Assets
105	Financial Highlights
122	Notes to Financial Statements
146	Board Approval of Investment Advisory Agreement
149	Miscellaneous Information

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Semiannual Report for the six months ended November 30, 2018.

Mixed Period for Equities Marked by Significant Volatility

Despite looming concerns such as the ongoing trade war and contentious mid-term elections, U.S. equities had a strong third quarter start to the reporting period; in fact, it was one of the S&P 500®'s best in years. However, broad market selloffs and the return of significant volatility, including the year's second market correction in November, have erased many of the U.S. market's year-to-date gains. U.S. equities turned in mixed and not particularly strong results that favored large-cap stocks over mid- or small-cap stocks for the six-month period. The Dow® and the S&P 500® were up 5.8% and 3.0%, respectively. The S&P MidCap 400® , on the other hand, declined -2.7%, and the small-caps of the Russell 2000® Index fell -5.6%. Economic conditions were generally strong during the period with perhaps some slowing, according to the most recent data. Real GDP increased at an annual rate of 3.5% during the third quarter of 2018, which was down from 4.2% in the second calendar quarter. Analysts' preliminary expectations reflect continuing economic expansion for the fourth quarter 2018, but likely at a slower rate as a result of market conditions and fallout from ongoing trade disputes.

Six of the 10 sectors included in the Dow Jones U.S. Industry Indices gained during the six-month period. Health care, telecommunications and utilities were the top three sector performers, gaining 15.1%, 13.9% and 10.4%, respectively. Of the bottom three sectors, technology declined -3.0% for the period, basic materials dropped -8.1% and oil & gas fell -12.5%.

International equities suffered significant pressures during the period — tariffs, interest rates, Brexit — which led to general poor results in global markets. The MSCI EAFE Index, which tracks developed markets outside North America, fell -8.0%, while European-specific stocks returned an even cooler -8.4%, as measured by the MSCI Europe Index. Asian and emerging markets were down sharply for the period. The FTSE China 50 Index dropped -9.6%, and the MSCI Japan Index was off -7.1%. Emerging markets, which were up to close the Index's twelve-month reporting period in June, turned decisively down to fall -9.9% during this six-month period, according to the MSCI Emerging Markets Index. The U.S. dollar was strong, rising 3.2%, as measured by the Bloomberg Dollar Index Spot.

Bond Markets See Poor Returns Amid Rate Hikes

Presented with a mix of data, some slowing in GDP, mixed market conditions and trade concerns, the Federal Reserve hiked its Fed Funds overnight lending rate twice during the period, the second and third increases of the year, with a fourth expected in December. Bond market returns were weak overall in the rising rate environment. Corporate high yield credit returns eked out a gain of 0.8%, as measured by the Markit iBoxx $ Liquid High Yield Index. Meanwhile, its investment grade partner, the Markit iBoxx $ Liquid Investment Grade Index declined -1.8%. Long-dated Treasury returns were down -4.7%, according to the Ryan Labs Treasury 30 Year Index, and the Ryan Labs Treasury 10 Year Index fell -0.3%. The Barclays U.S. Aggregate Bond Index, representing the broad U.S. bond market, was also down -0.3%.

ProShares Adds Assets and Expands Fund Lineup

ProShares' assets under management rose during the six-month period, increasing by nearly three-quarters of a billion dollars to $28.3 billion. We also added two new thematic funds, ETFs designed to identify and invest in transformative trends driving changes in society, to the ProShares lineup. In July, we launched ONLN, the third fund in our Retail Disruption suite of ETFs. ONLN's investment strategy pinpoints retailers that principally sell online or through other non-store channels, such as mobile or app purchases. In November, ProShares launched PAWZ, the first ETF focused on the pet care industry. PAWZ invests in a range of companies that potentially stand to benefit from the proliferation of pet ownership, and the emerging trends affecting how we care for our pets.

Thank you for investing in ProShares. We appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares CDS Short North American HY Credit ETF (Ticker: WYDE)

ProShares CDS Short North American HY Credit ETF (the "Fund") seeks to provide short exposure to the credit of North American high yield debt issuers. This actively managed Fund seeks to achieve its investment objective primarily through investing in a portfolio of credit derivatives whose underlying reference entities are North American high yield (i.e., below investment grade or "junk bond") debt issuers.

Allocation of Portfolio Holdings & Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap ("CDS") Agreements	(98%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Industry Exposure

% of Market Exposure (CDS)
Consumer Discretionary	25.9%
Communications	12.0%
Financials	12.0%
Materials	11.9%
Energy	11.1%
Health Care	6.0%
Technology	6.0%
Industrials	5.1%
Consumer Staples	5.0%
Utilities	5.0%

ProShares Decline of the Retail Store ETF (Ticker: EMTY)

ProShares Decline of the Retail Store ETF (the "Fund") seeks capital appreciation from the decline of bricks and mortar retailers through short exposure (-1x) to the Solactive-ProShares Bricks and Mortar Retail Store Index (the "Index"). The Index is constructed and maintained by Solactive AG. The Index seeks to measure the performance of publicly traded "bricks and mortar" retail companies whose retail revenue is derived principally from in-store sales.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Solactive-ProShares Bricks and Mortar Retail
Store Composite Index – Composition

% of Index
Consumer Discretionary	85.8%
Consumer Staples	12.3%
Materials	1.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: III

ProShares DJ Brookfield Global Infrastructure ETF (Ticker: TOLZ)

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Closed End Funds	1%
Master Limited Partnerships	13%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	5.7%
Enbridge, Inc.	5.7%
Vinci SA	4.8%
National Grid plc	4.2%
Crown Castle International Corp.	3.8%

Dow Jones Brookfield Global
Infrastructure Composite
Index – Composition

% of Index
Energy	36.3%
Utilities	33.7%
Industrials	16.6%
Real Estate	11.2%
Telecommunication Services	2.2%

Dow Jones Brookfield Global
Infrastructure Composite
Index – Country

% of Index
United States	48.9%
Canada	14.7%
France	6.6%
United Kingdom	6.6%
Australia	4.6%
Spain	4.4%
Others	3.7%
Italy	3.5%
China	2.8%
Hong Kong	2.5%
Japan	1.7%

IV :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Equities for Rising Rates ETF (Ticker: EQRR)

ProShares Equities for Rising Rates ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the "Index"). The goal of the Index is to provide relative outperformance, as compared to traditional large-cap indexes, during periods of rising U.S. Treasury rates. The Index is constructed and maintained by The Nasdaq Group, Inc. (the "Index Provider). The component securities of the Index are selected by the Index Provider from a universe (the "Universe") of the 500 largest companies (based on market capitalization) listed on U.S. stock exchanges. The Index consists of 50 companies whose stock prices historically have tended to outperform the Universe during periods of rising interest rates.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Fifth Third Bancorp	3.4%
Huntington Bancshares, Inc.	3.3%
Bank of America Corp.	3.3%
Citizens Financial Group, Inc.	3.2%
Lincoln National Corp.	3.2%

Nasdaq U.S. Large Cap
Equities for Rising Rates
Index – Composition

% of Index
Financials	31.9%
Energy	22.6%
Industrials	19.8%
Materials	19.2%
Consumer Discretionary	5.4%
Telecommunication Services	1.1%

ProShares Global Listed Private Equity ETF (Ticker: PEX)

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). The Index, published by LPX AG ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial public offering listed investments, represent more than 80% of the total assets of the company.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Closed End Funds	7%
Master Limited Partnerships	2%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ares Capital Corp.	10.6%
Onex Corp.	9.7%
3i Group plc	9.3%
Wendel SA	7.3%
Eurazeo SE	7.3%

LPX Direct Listed Private Equity
Index – Country

% of Index
North America	56.0%
Europe	27.5%
United Kingdom	16.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: V

ProShares Hedge Replication ETF (Ticker: HDG)

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). The Benchmark, sponsored by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a systematic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Bills	74%
Equity Securities	7%
Swap Agreements (Long)	33%
Short Euro Futures Contracts	(7%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	0.3%
Apple, Inc.	0.3%
Amazon.com, Inc.	0.2%
Berkshire Hathaway, Inc., Class B	0.1%
Johnson & Johnson	0.1%

Merrill Lynch Factor Model – Exchange
Series – Composition

% of Benchmark
Three-month U.S. Treasury Bills	56.6%
MSCI Emerging Markets Free USD Net Total Return	17.5%
Russell 2000® Total Return Index	11.2%
S&P 500® Total Return Index	7.8%
Proshares Ultrashort Euro ETF	3.5%
MSCI EAFE USD Net Total Return Index	3.4%

ProShares High Yield-Interest Rate Hedged (Ticker: HYHG)

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds ("high yield bonds") and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. The Index is constructed and maintained by FTSE International Limited. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed-rate (including callable bonds); have a maximum rating of Ba1/BB+ by both Moody's Investors Service, Inc and Standard and Poor's Financial Services, LLC; and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	96%
U.S. Treasury Notes Futures Contracts	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
1011778 BC ULC, 4.25%, due 05/15/24	1.5%
Community Health Systems, Inc., 6.25%, due 03/31/23	1.4%
Bombardier, Inc., 7.50%, due 03/15/25	1.4%
Sprint Corp., 7.88%, due 09/15/23	1.4%
Vistra Energy Corp., 7.38%, due 11/01/22	1.3%

FTSE High Yield (Treasury Rate-Hedged)
Index – Composition

% of High Yield Bonds
Industrials	82.1%
Utilities	9.8%
Financials	8.1%

VI :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Inflation Expectations ETF (Ticker: RINF)

ProShares Inflation Expectations ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the "Index"). The Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Index serves a third position, which is a cash equivalent security that represents the repo rate earned on the short position. The Index is designed to measure the performance of the Break Even Rate of Inflation (BEI). The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	84%
Swap Agreements (Long)	16%
Swap Agreements (Long exposure to inverse index)	(148%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE 30-Year TIPS (Treasury Rate-Hedged)
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100%
30-Year U.S. Treasury Bond	(148%)

ProShares Investment Grade-Interest Rate Hedged (Ticker: IGHG)

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, of the approximate equivalent duration to the investment grade bonds. The Index is constructed and maintained by FTSE International Limited. Currently, the bonds eligible for inclusion in the Index include all investment grade bonds that are issued by U.S. and internationally domiciled companies that: are fixed rate; have a minimum rating of Baa3/BBB- by both Moody's Investors Service, Inc. and Standard and Poor's Financial Services, LLC; have a minimum face amount outstanding of $1 billion; and have at least five and a half (5.5) years until maturity.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	97%
U.S. Treasury Notes/Bonds Futures Contracts	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income
Holdings

% of Net Assets
Medtronic, Inc., 3.50%, due 03/15/25	1.4%
Goldman Sachs Group, Inc. (The), 6.75%, due 10/01/37	1.2%
Apple, Inc., 3.20%, due 05/13/25	1.1%
Home Depot, Inc. (The), 5.88%, due 12/16/36	1.0%
Pfizer, Inc., 7.20%, due 03/15/39	1.0%

FTSE Corporate Investment Grade
(Treasury Rate-Hedged)
Index – Composition

% of Investment Grade Bond
Industrials	47.2%
Financials	42.0%
Utilities	10.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: VII

ProShares K-1 Free Crude Oil Strategy ETF (Ticker: OILK)

ProShares K-1 Free Crude Oil Strategy ETF (the "Fund") seeks to provide total return through actively managed exposure to the West Texas Intermediate ("WTI") crude oil futures markets. The Fund strategy seeks to outperform certain index based strategies by actively managing the rolling of WTI crude oil futures contracts. "Rolling" means selling a futures contract as it nears its expiration date and replacing it with a new futures contract at a later expiration date. The Fund generally will not invest directly in WTI crude oil futures. The Fund gains exposure to these investments by investing a portion of its assets in the ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by ProShare Advisors, the Fund's investment advisor, and invests directly in WTI crude oil futures.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	100%
Total Exposure	100%

WTI crude oil futures markets – Composition

% of Index
WTI Crude Oil	100%

ProShares Large Cap Core Plus (Ticker: CSM)

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of 500 leading large-cap U.S. companies by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements (Long)	34%
Swap Agreements (Short)	(31%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	2.4%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.9%
Facebook, Inc., Class A	1.4%
Bank of America Corp.	1.1%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Information Technology	19.2%
Financials	14.3%
Health Care	13.6%
Consumer Discretionary	11.4%
Telecommunication Services	8.9%
Industrials	8.6%
Energy	7.1%
Consumer Staples	6.0%
Real Estate	5.8%
Utilities	3.9%
Materials	1.2%

VIII :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Long Online/Short Stores ETF (Ticker: CLIX)

ProShares Long Online/Short Stores ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProShares Long Online/Short Stores Index (the "Index"). The Index is constructed and maintained by Solactive AG. It consists of long positions in the online retailers included in the ProShares Online Retail Index and short positions in the "bricks and mortar" retailers included in the Solactive-ProShares Bricks and Mortar Retail Store Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements (Long)	5%
Swap Agreements (Short)	(50%)
Total Exposure	50%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	23.0%
Alibaba Group Holding Ltd. (ADR)	14.8%
Wayfair, Inc., Class A	4.7%
Etsy, Inc.	4.5%
Chegg, Inc.	4.3%

ProShares Long Online/Short Stores
Index – Composition

% of Index
Consumer Discretionary	92.2%
Consumer Staples	4.1%
Telecommunication Services	3.1%
Materials	0.6%

ProShares Managed Futures Strategy ETF (Ticker: FUT)

ProShares Managed Futures Strategy ETF (the "Fund") seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets. This actively managed Fund uses the S&P® Strategic Futures Index as a performance benchmark (the "Benchmark"). The Benchmark seeks to capture the economic benefit from trends (in either direction) in the physical commodities, interest rates and currencies markets by taking long or short positions in related futures contracts. The Fund, under normal market conditions, invests in a portfolio of commodity futures contracts ("Commodity Futures Contracts") and currency and U.S. Treasury futures contracts ("Financial Futures Contracts") (collectively, "Futures Contracts"). The Fund attempts to capture the economic benefit derived from rising and declining trends based on the price changes of these Futures Contracts. The Fund will not invest directly in Commodity Futures Contracts. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Portfolio I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by ProShare Advisors, the Fund's investment advisor.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	17%
Commodity Futures Contracts (Short)	(22%)
Currency Futures Contracts (Short)	(31%)
U.S. Treasury Notes Futures Contracts (Short)	(20%)
U.S. Treasury Bonds Futures Contracts (Short)	(9%)
Total Exposure	(65%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Strategic Futures
Index – Composition

Commodities Holdings	% of Benchmark
Live Cattle	4.2%
Gold	3.3%
Natural Gas	2.3%
Sugar	2.2%
Coffee	2.1%
Lean Hogs	1.8%
Wheat	(1.6%)
Crude Oil	(1.8%)
Silver	(1.9%)
Cocoa	(1.9%)
Heating Oil	(2.1%)
Copper	(2.2%)
Unleaded Gasoline	(2.3%)
Soybeans	(2.5%)
Corn	(2.8%)
Cotton	(3.1%)
Currency Exposure	% of Benchmark
Australian Dollar	(4.1%)
Canadian Dollar	(4.9%)
Euro	(5.5%)
Switzerland Francs	(5.8%)
British Pound	(6.1%)
Japanese Yen	(6.7%)
Fixed Income Holdings	% of Benchmark
10 Year Note	(20.0%)
30 Year Bond	(8.0%)

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: IX

ProShares Merger ETF (Ticker: MRGR)

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P® Merger Arbitrage Index (the "Index"). The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to produce consistent, positive returns in virtually all market environments, although there are no assurances it will achieve this result. The Index, created by Standard & Poor's®, provides exposure to up to 40 publicly announced mergers, acquisitions and/or other corporate reorganizations (the "Deals") within developed market countries through a combination of long and, in certain cases, short security positions. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements (Long)	16%
Swap Agreements (Short)	(35%)
Master Limited Partnerships	4%
Forward Currency Contracts	(8%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
SendGrid, Inc.	3.2%
Express Scripts Holding Co.	3.1%
Finisar Corp.	2.7%
Resolute Energy Corp.	2.7%
Red Hat, Inc.	2.7%

S&P Merger Arbitrage
Index – Composition

% of Index
Information Technology	33.6%
Energy	19.4%
Health Care	16.3%
Financials	8.7%
Industrials	6.2%
Consumer Discretionary	3.1%
Real Estate	3.1%
Telecommunication Services	3.0%
Utilities	3.0%
Materials	2.9%
Consumer Staples	0.7%

Regional Exposure

% of Index
United States	95.3%
United Kingdom	6.0%
Netherlands	2.8%
Norway	2.7%
Japan	(1.6%)
Canada	(2.3%)
Australia	(2.9%)

ProShares Morningstar Alternatives Solution ETF (Ticker: ALTS)

ProShares Morningstar Alternatives Solution ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified Alternatives IndexSM (the "Index"). The Index seeks to provide diversified exposure to alternative asset classes. The Index consists of a comprehensive set of exchange-traded funds in the ProShares lineup that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge-fund replication, private equity, infrastructure or inflation-related investments.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Funds	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ProShares Merger ETF	22.5%
ProShares Managed Futures Strategy ETF	19.5%
ProShares Inflation Expectations ETF	15.7%
ProShares DJ Brookfield Global Infrastructure ETF	13.2%
ProShares Hedge Replication ETF	13.1%

Morningstar Diversified
Alternatives Index – Composition

Strategy	% of Index
Market Neutral	22.5%
Managed Futures	19.5%
Inflation	15.8%
Infrastructure	13.2%
Hedge Fund Replication	13.1%
Private Equity	8.8%
Long/Short	7.1%

X :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI EAFE Dividend Growers ETF (Ticker: EFAD)

ProShares MSCI EAFE Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
SEB SA	2.0%
Vodafone Group plc	2.0%
Fresenius Medical Care AG & Co. KGaA	1.9%
REA Group Ltd.	1.9%
Novo Nordisk A/S, Class B	1.9%

MSCI EAFE Dividend Masters
Index – Composition

% of Index
Health Care	23.6%
Consumer Staples	19.3%
Consumer Discretionary	15.4%
Industrials	12.5%
Utilities	9.4%
Financials	6.9%
Real Estate	5.8%
Materials	5.1%
Energy	2.0%

MSCI EAFE Dividend Masters
Index – Country

% of Index
United Kingdom	29.8%
Switzerland	11.7%
Japan	9.8%
France	9.7%
Hong Kong	6.1%
Denmark	5.5%
Others	5.5%
Australia	5.4%
Germany	4.6%
Netherlands	4.0%
Spain	4.0%
Ireland	3.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XI

ProShares MSCI Emerging Markets Dividend Growers ETF (Ticker: EMDV)

ProShares MSCI Emerging Markets Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Emerging Markets Index and have increased dividend payments each year for at least 7 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Infosys Ltd. (ADR)	2.4%
Bancolombia SA (ADR)	2.3%
America Movil SAB de CV	2.0%
Grupo Argos SA	1.9%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1.9%

MSCI Emerging Markets Dividend Masters Index – Composition

% of Index
Financials	30.7%
Consumer Staples	12.9%
Real Estate	11.7%
Information Technology	11.1%
Industrials	11.0%
Consumer Discretionary	5.7%
Energy	5.5%
Health Care	4.5%
Utilities	4.4%
Materials	2.5%

MSCI Emerging Markets Dividend Masters Index – Country

% of Index
South Africa	22.2%
China	17.4%
India	13.6%
Others	10.7%
Taiwan	8.7%
Philippines	5.9%
Colombia	4.9%
Indonesia	4.8%
Mexico	4.5%
Turkey	3.7%
Brazil	3.6%

XII :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI Europe Dividend Growers ETF (Ticker: EUDV)

ProShares MSCI Europe Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Europe Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 25 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
SEB SA	3.0%
Vodafone Group plc	3.0%
Fresenius Medical Care AG & Co. KGaA	2.9%
Novo Nordisk A/S, Class B	2.9%
Roche Holding AG	2.8%

MSCI Europe Dividend Masters
Index – Composition

% of Index
Health Care	24.7%
Consumer Staples	23.2%
Consumer Discretionary	14.5%
Industrials	13.9%
Materials	6.8%
Financials	6.6%
Utilities	5.1%
Energy	2.6%
Telecommunication Services	2.6%

MSCI Europe Dividend Masters
Index – Country

% of Index
United Kingdom	39.8%
Switzerland	15.6%
France	12.9%
Denmark	7.3%
Germany	6.2%
Netherlands	5.4%
Spain	5.4%
Ireland	5.1%
Belgium	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XIII

ProShares Online Retail ETF (Ticker: ONLN)

ProShares Online Retail ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProShares Online Retail Index (the "Index"). The Index is constructed and maintained by Solactive AG. The Index is designed to measure the performance of publicly traded companies that principally sell online or through other non-store sales channels, such as through mobile or app purchases, rather than through "brick and mortar" store locations ("Online Retailers"). The Index may include U.S. and non-U.S. companies. To be included in the Index, an online retailer's securities must be listed on a U.S. stock exchange must have a minimum market capitalization of $500 million and must meet certain liquidity requirements. Non-U.S. companies may not make up more than 25% of the Index. Companies are weighted in the Index using a modified market capitalization approach.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	24.5%
Alibaba Group Holding Ltd. (ADR)	15.7%
Wayfair, Inc., Class A	5.0%
Etsy, Inc.	4.8%
Chegg, Inc.	4.6%

Online Retail Index – Composition

% of Index
Consumer Discretionary	95.4%
Communication Services	4.6%

ProShares Pet Care ETF (Ticker: PAWZ)

ProShares Pet Care ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FactSet Pet Care Index (the "Index"). The Index consists of U.S. and international companies that potentially stand to benefit from interest in, and resources spent on, pet ownership. The Fund intends to hold each security in approximately the same proportion as its weighting in the Index. The Index consists primarily of companies whose principal business is pet-care related (i.e., they derive significant revenue from pet care-related products or services), as determined in accordance with the Index methodology. The Index is owned and administered by FactSet Research Systems, Inc.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
IDEXX Laboratories, Inc.	10.1%
Dechra Pharmaceuticals plc	10.0%
Central Garden & Pet Co., Class A	9.4%
zooplus AG	7.4%
Freshpet, Inc.	6.1%

FactSet Pet Care Index – Composition

% of Index
Health Care	48.3%
Consumer Staples	25.7%
Consumer Discretionary	21.2%
Financials	4.8%

FactSet Pet Care Index – Country

% of Index
United States	59.0%
United Kingdom	19.2%
Germany	7.5%
Switzerland	4.7%
France	4.1%
Australia	3.7%
Japan	1.8%

XIV :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares RAFITM Long/Short (Ticker: RALS)

ProShares RAFITM Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE RAFITM US 1000 Long/Short Total Return Index (the "Index"). The Index is constructed and maintained by FTSE International Limited. The Index allocates an equal dollar amount to both long and short equity positions each time that the Index rebalances. The long position of the Index consists of the equity securities in the FTSE RAFITM US 1000 Total Return Index (the "Long Index"), and the short position of the Index consists of short-positions in the securities included in the Russell 1000 Total Return Index (the "Short Index"). The Long Index is a "fundamental" index which uses non-price measures of company size (such as sales, dividends, cash flow or book value) to select and weight the securities in the Long Index. The Short Index is a capitalization weighted index. Capitalization-weighted indexes weight securities based on the price of the securities in the index and not fundamental factors. The Index seeks to capitalize on a theory that index weighting based on market capitalization (i.e., price) results in overweighting of overpriced securities and underweighting of underpriced securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements (Long)	10%
Swap Agreements (Short)	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.5%
Apple, Inc.	2.2%
Chevron Corp.	1.8%
JPMorgan Chase & Co.	1.7%
AT&T, Inc.	1.6%

FTSE RAFITM US 1000 Long/Short
Total Return
Index – Composition

% of Index
Information Technology	16.4%
Financials	15.6%
Health Care	14.0%
Industrials	9.4%
Consumer Discretionary	9.2%
Telecommunication Services	8.7%
Consumer Staples	7.9%
Energy	7.6%
Utilities	4.4%
Real Estate	3.7%
Materials	2.9%
Other	0.2%

ProShares Russell 2000 Dividend Growers ETF (Ticker: SMDV)

ProShares Russell 2000 Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000 Dividend Growth Index (the "Index"). The Index, constructed and maintained by FTSE International Limited, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Tootsie Roll Industries, Inc.	2.0%
Ensign Group, Inc. (The)	2.0%
Atrion Corp.	2.0%
Lancaster Colony Corp.	1.9%
Healthcare Services Group, Inc.	1.9%

Russell 2000 Dividend Growth
Index – Composition

% of Index
Utilities	25.7%
Industrials	17.9%
Financials	15.7%
Consumer Staples	11.8%
Materials	7.6%
Health Care	6.6%
Real Estate	6.4%
Information Technology	3.2%
Consumer Discretionary	3.1%
Telecommunication Services	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XV

ProShares S&P 500® Bond ETF (Ticker: SPXB)

ProShares S&P 500® Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500®/ MarketAxess® Investment Grade Corporate Bond Index (the "Index"). The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index consists exclusively of investment grade bonds issued by companies in the S&P500, the most widely used U.S. equity benchmark.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Bank of America Corp., 2.25%, due 04/21/20	1.8%
CVS Health Corp., 3.35%, due 03/09/21	1.7%
AT&T, Inc., 3.40%, due 05/15/25	1.5%
JPMorgan Chase & Co., 3.90%, due 07/15/25	1.4%
Citigroup, Inc., 2.35%, due 08/02/21	1.4%

S&P 500®/MarketAxess® Investment Grade Corporate Bond
Index – Composition

% of Index
Industrials	58.7%
Financials	32.3%
Utilities	9.0%

ProShares S&P 500® Dividend Aristocrats ETF (Ticker: NOBL)

ProShares S&P 500® Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Franklin Resources, Inc.	2.1%
AbbVie, Inc.	2.1%
Illinois Tool Works, Inc.	2.0%
Stanley Black & Decker, Inc.	2.0%
WW Grainger, Inc.	2.0%

S&P 500 Dividend Aristocrats
Index – Composition

% of Index
Consumer Staples	24.0%
Industrials	21.5%
Health Care	11.7%
Materials	11.4%
Consumer Discretionary	10.6%
Financials	9.7%
Energy	3.7%
Information Technology	1.9%
Real Estate	1.9%
Telecommunication Services	1.8%
Utilities	1.8%

XVI :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500® Ex-Energy ETF (Ticker: SPXE)

ProShares S&P 500® Ex-Energy ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex- Energy Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Energy Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	3.8%
Apple, Inc.	3.7%
Amazon.com, Inc.	3.1%
Berkshire Hathaway, Inc., Class B	1.9%
Johnson & Johnson	1.8%

S&P 500 Ex-Energy
Index – Composition

% of Index
Information Technology	21.1%
Health Care	16.7%
Financials	14.5%
Consumer Discretionary	10.4%
Telecommunication Services	10.4%
Industrials	10.0%
Consumer Staples	7.8%
Utilities	3.3%
Real Estate	3.0%
Materials	2.8%

ProShares S&P 500® Ex-Financials ETF (Ticker: SPXN)

ProShares S&P 500® Ex-Financials ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Financials and Real Estate Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Financials and Real Estate Sectors. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones Indices LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	4.4%
Apple, Inc.	4.2%
Amazon.com, Inc.	3.6%
Johnson & Johnson	2.0%
Facebook, Inc., Class A	1.8%

S&P 500 Ex-Financials and Real Estate
Index – Composition

% of Index
Information Technology	23.9%
Health Care	18.9%
Consumer Discretionary	11.8%
Telecommunication Services	11.8%
Industrials	11.3%
Consumer Staples	8.8%
Energy	6.5%
Utilities	3.8%
Materials	3.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XVII

ProShares S&P 500® Ex-Health Care ETF (Ticker: SPXV)

ProShares S&P 500® Ex-Health Care ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health Care Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Health Care Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	4.3%
Apple, Inc.	4.2%
Amazon.com, Inc.	3.6%
Berkshire Hathaway, Inc., Class B	2.2%
JPMorgan Chase & Co.	1.9%

S&P 500 Ex-Health Care
Index – Composition

% of Index
Information Technology	23.8%
Financials	16.2%
Consumer Discretionary	11.7%
Telecommunication Services	11.7%
Industrials	11.2%
Consumer Staples	8.7%
Energy	6.5%
Utilities	3.7%
Real Estate	3.4%
Materials	3.1%

ProShares S&P 500® Ex-Technology ETF (Ticker: SPXT)

ProShares S&P 500® Ex-Technology ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Information Technology Index (the "Index")*. The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Information Technology Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones Indices LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	3.7%
Berkshire Hathaway, Inc., Class B	2.3%
Johnson & Johnson	2.1%
JPMorgan Chase & Co.	2.0%
Alphabet, Inc., Class C	1.8%

S&P 500 Ex-Information Technology
Index – Composition

% of Index
Health Care	19.7%
Financials	17.1%
Consumer Discretionary	12.3%
Telecommunication Services	12.3%
Industrials	11.8%
Consumer Staples	9.2%
Energy	6.8%
Utilities	3.9%
Real Estate	3.6%
Materials	3.3%

*On September 21, 2018, the Fund's underlying Index changed from the S&P500® Ex-Information Technology & Telecommunication Services Index to the S&P500® Ex-Information Technology Index.

XVIII :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P MidCap 400® Dividend Aristocrats ETF (Ticker: REGL)

ProShares S&P MidCap 400® Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P MidCap 400® Index, have increased dividend payments each year for at least 15 years, and meet certain market capitalization and liquidity requirements. The Index contains all companies meeting these requirements with a minimum of 40 stocks which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Graco, Inc.	2.2%
Telephone & Data Systems, Inc.	2.2%
Mercury General Corp.	2.2%
Prosperity Bancshares, Inc.	2.2%
Cracker Barrel Old Country Store, Inc.	2.2%

S&P MidCap 400 Dividend Aristocrats
Index – Composition

% of Index
Financials	29.3%
Utilities	17.4%
Industrials	12.9%
Materials	10.1%
Consumer Staples	10.0%
Consumer Discretionary	6.3%
Telecommunication Services	6.3%
Real Estate	4.1%
Health Care	1.9%
Information Technology	1.7%

ProShares Short Term USD Emerging Markets Bond ETF (Ticker: EMSH)

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market Bond Index. (the "Index"). The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income
Holdings

% of Net Assets
Indonesia Government International Bond, 5.88%, due 03/13/20	4.2%
China Government Bond, 2.13%, due 11/02/22	3.0%
Croatia Government International Bond, 6.63%, due 07/14/20	2.8%
Republic of Ecuador, 10.75%, due 03/28/22	2.8%
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, due 07/12/20	2.8%

DBIQ Short Duration Emerging
Market Bond Index – Country

% of Index
Others	49.3%
Brazil	8.5%
Indonesia	7.3%
Russian Federation	7.1%
Mexico	6.3%
Qatar	5.7%
Turkey	5.2%
Argent	4.2%
Lebanon	3.3%
Poland	3.1%

DBIQ Short Duration Emerging
Market Bond Index – Composition

% of Index
Sovereign	61.7%
Quasi-Sovereign	36.0%
Semi-Sovereign	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XIX

EXPENSE EXAMPLES

XX :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2018.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2018.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2018	Ending Account Value 11/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
CDS Short North American HY Credit ETF
Actual	$1,000.00	$995.70	$2.50	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Decline of the Retail Store ETF
Actual	$1,000.00	$970.10	$3.26	0.66%
Hypothetical	$1,000.00	$1,021.76	$3.35	0.66%
DJ Brookfield Global Infrastructure ETF
Actual	$1,000.00	$997.20	$2.25	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Equities for Rising Rates ETF
Actual	$1,000.00	$891.50	$1.66	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
Global Listed Private Equity ETF
Actual	$1,000.00	$938.60	$2.92	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
Hedge Replication ETF
Actual	$1,000.00	$982.60	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
High Yield-Interest Rate Hedged
Actual	$1,000.00	$1,012.60	$2.52	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXI

	Beginning Account Value 6/1/2018	Ending Account Value 11/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Inflation Expectations ETF
Actual	$1,000.00	$1,017.30	$1.52	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$991.80	$1.50	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%
K-1 Free Crude Oil Strategy ETF
Actual	$1,000.00	$789.50	$2.96	0.66%
Hypothetical	$1,000.00	$1,021.76	$3.35	0.66%
Large Cap Core Plus
Actual	$1,000.00	$1,004.00	$2.26	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Long Online/Short Stores ETF
Actual	$1,000.00	$916.60	$3.12	0.65%
Hypothetical	$1,000.00	$1,021.81	$3.29	0.65%
Managed Futures Strategy ETF
Actual	$1,000.00	$1,033.50	$3.82	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Merger ETF
Actual	$1,000.00	$1,051.40	$3.86	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Morningstar Alternatives Solution ETF (a)
Actual	$1,000.00	$1,002.50	$1.20	0.24%
Hypothetical	$1,000.00	$1,023.87	$1.22	0.24%
MSCI EAFE Dividend Growers ETF
Actual	$1,000.00	$930.60	$2.42	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
MSCI Emerging Markets Dividend Growers ETF
Actual	$1,000.00	$953.80	$2.94	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
MSCI Europe Dividend Growers ETF
Actual	$1,000.00	$931.10	$2.66	0.55%
Hypothetical	$1,000.00	$1,022.31	$2.79	0.55%
Online Retail ETF (b)
Actual	$1,000.00	$850.60	$2.06	0.59%
Hypothetical	$1,000.00	$1,022.11	$2.99	0.59%
Pet Care ETF (c)
Actual	$1,000.00	$984.20	$0.34	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
RAFITM Long/Short
Actual	$1,000.00	$997.90	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XXII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/2018	Ending Account Value 11/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Russell 2000 Dividend Growers ETF
Actual	$1,000.00	$1,054.10	$2.06	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%
S&P 500® Bond ETF
Actual	$1,000.00	$985.20	$0.75	0.15%
Hypothetical	$1,000.00	$1,024.32	$0.76	0.15%
S&P 500® Dividend Aristocrats ETF
Actual	$1,000.00	$1,077.60	$1.82	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
S&P 500® Ex-Energy ETF
Actual	$1,000.00	$1,038.50	$1.38	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Financials ETF
Actual	$1,000.00	$1,032.50	$1.38	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Health Care ETF
Actual	$1,000.00	$1,008.30	$1.36	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Technology ETF
Actual	$1,000.00	$1,040.00	$1.38	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P MidCap 400® Dividend Aristocrats ETF
Actual	$1,000.00	$1,057.90	$2.06	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%
Short Term USD Emerging Markets Bond ETF
Actual	$1,000.00	$1,003.80	$2.51	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  In addition to the fees and expenses which the Morningstar Alternatives Solution ETF bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying ProShares ETFs in which the Fund invests. The Fund's Annualized Expense Ratio During Period disclosed in the table above reflects only the direct expenses of the Fund. If the Fund's Annualized Expense Ratio During Period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.95% for both the Actual and Hypothetical Expense Examples.

(b)  The Fund commenced operations on July 13, 2018. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 138 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

(c)  The Fund commenced operations on November 5, 2018. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 25 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXIII

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SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: 1

Investments	Principal Amount	Value
Short-Term Investments — 97.0%
Repurchase Agreements (a) — 97.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $6,243,713 (Cost $6,242,537)	$6,242,537	$6,242,537
Total Investments — 97.0% (Cost $6,242,537)		6,242,537
Other assets less liabilities — 3.0%		194,297
Net Assets — 100.0%		$6,436,834

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,595
Aggregate gross unrealized depreciation	(1,446)
Net unrealized depreciation	$71,149
Federal income tax cost	$5,916,791

Credit Default Swap Agreements — Buy protection1

Underlying Instrument	Fixed Deal Pay Rate	Fixed Rate Payment Frequency	Maturity Date	Implied Credit Spread at November 30, 2018[2]	Notional Amount[3]	Value	Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index; Version 2, Series 30	5.00%	Quarterly	6/20/2023	3.84%	$350,000	$(21,538)	$(20,092)	$(1,446)
CDX North American High Yield Index; Version 2, Series 31	5.00%	Quarterly	12/20/2023	4.13%	5,660,000	(304,208)	(376,803)	72,595
						$(325,746)	$(396,895)	$71,149

1  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

2  Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

3  The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to the financial statements.

2 :: WYDE CDS SHORT NORTH AMERICAN HY CREDIT ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 55.5%
Repurchase Agreements (a) — 55.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $3,190,292 (Cost $3,189,692)	$3,189,692	$3,189,692
Total Investments — 55.5% (Cost $3,189,692)		3,189,692
Other assets less liabilities — 44.5%		2,555,326
Net Assets — 100.0%		$5,745,018

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,552
Aggregate gross unrealized depreciation	(1,625,388)
Net unrealized depreciation	$(1,601,836)
Federal income tax cost	$3,189,692

Swap Agreements1

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(3,783,678)	3/6/2019	Credit Suisse International	(2.82)%	Solactive- ProShares Bricks and Mortar Retail Store Index	23,552	—	—	23,552
(1,953,092)	11/6/2019	Societe Generale	(1.12)%	Solactive- ProShares Bricks and Mortar Retail Store Index	(1,625,388)	—	1,625,388	—
(5,736,770)					(1,601,836)
				Total Unrealized Appreciation	23,552
				Total Unrealized Depreciation	(1,625,388)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: DECLINE OF THE RETAIL STORE ETF EMTY :: 3

Investments	Shares	Value
Common Stocks — 86.4%
Construction & Engineering — 5.9%
Ferrovial SA	23,864	$490,889
Ferrovial SA* (a)	538	11,067
Vinci SA	25,813	2,253,085
		2,755,041
Diversified Telecommunication Services — 0.7%
Cellnex Telecom SA (b)	8,105	224,620
Infrastrutture Wireless Italiane SpA (b)	12,105	87,227
		311,847
Electric Utilities — 8.9%
AusNet Services	87,240	98,515
Edison International	11,974	662,402
Elia System Operator SA/NV	1,523	101,555
Eversource Energy	11,645	795,819
Fortis, Inc.	21,421	744,048
Hydro One Ltd. (b)	15,191	224,781
PG&E Corp.*	19,007	501,405
Red Electrica Corp. SA	21,827	469,867
Spark Infrastructure Group	84,842	145,726
Terna Rete Elettrica Nazionale SpA	70,630	394,843
		4,138,961
Equity Real Estate Investment Trusts (REITs) — 11.1%
American Tower Corp.	16,203	2,665,231
Crown Castle International Corp.	15,247	1,751,880
InfraREIT, Inc.	1,453	33,274
SBA Communications Corp.*	4,221	720,989
		5,171,374
Gas Utilities — 8.4%
APA Group	52,066	334,884
Atmos Energy Corp.	4,087	391,003
Beijing Enterprises Holdings Ltd.	21,359	125,304
China Gas Holdings Ltd.	98,603	338,381
China Resources Gas Group Ltd.	36,645	147,770
ENN Energy Holdings Ltd.	34,763	312,130
Hong Kong & China Gas Co. Ltd.	397,304	801,311
Italgas SpA	21,620	115,698
New Jersey Resources Corp.	3,246	157,528
Northwest Natural Holding Co.	1,060	70,310
ONE Gas, Inc.	1,933	164,479
Southwest Gas Holdings, Inc.	1,807	142,337
Spire, Inc.	1,862	146,930
Toho Gas Co. Ltd.	4,452	180,017
Tokyo Gas Co. Ltd.	17,529	451,602
Towngas China Co. Ltd.*	42,548	33,173
		3,912,857
Investments	Shares	Value
Common Stocks (continued)
Media — 1.3%
Eutelsat Communications SA	8,608	$183,452
SES SA, FDR	19,335	419,177
		602,629
Multi-Utilities — 11.4%
ACEA SpA	2,258	30,113
Brookfield Infrastructure Partners LP	5,981	228,295
CenterPoint Energy, Inc.	17,991	503,928
Consolidated Edison, Inc.	11,437	918,963
National Grid plc	185,370	1,967,374
NiSource, Inc.	13,227	349,457
NorthWestern Corp.	1,850	118,326
Sempra Energy	10,051	1,158,076
Unitil Corp.	548	27,784
		5,302,316
Oil, Gas & Consumable Fuels — 23.4%
Cheniere Energy, Inc.*	8,121	496,356
Enagas SA	10,009	275,008
Enbridge Energy Management LLC	3,295	35,915
Enbridge, Inc.	81,065	2,663,830
EnLink Midstream LLC	2,330	26,632
Inter Pipeline Ltd.	17,113	275,117
Keyera Corp.	9,172	200,884
Kinder Morgan Canada Ltd.(b)	4,633	54,223
Kinder Morgan, Inc.	69,757	1,190,752
Koninklijke Vopak NV	2,961	129,393
ONEOK, Inc.	15,115	928,514
Pembina Pipeline Corp.	22,518	759,272
Plains GP Holdings LP, Class A*	5,806	128,487
SemGroup Corp., Class A	2,412	39,147
Snam SpA	99,745	437,118
Tallgrass Energy LP	5,239	111,905
Targa Resources Corp.	8,292	370,072
TransCanada Corp.	40,392	1,655,323
Williams Cos., Inc. (The)	44,451	1,125,499
		10,903,447
Transportation Infrastructure — 10.6%
Aena SME SA (b)	3,707	588,377
Aeroports de Paris	1,635	317,814
ASTM SpA	1,799	34,134
Atlantia SpA	23,716	486,233
Atlas Arteria Ltd.	33,264	162,895
Auckland International Airport Ltd.	46,883	232,037
Beijing Capital International Airport Co. Ltd., Class H	72,046	80,112

See accompanying notes to the financial statements.

4 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
China Merchants Port Holdings Co. Ltd.	63,724	$115,817
COSCO SHIPPING Ports Ltd.	84,821	86,079
Flughafen Zurich AG (Registered)	953	155,677
Fraport AG Frankfurt Airport Services Worldwide	1,862	136,892
Getlink SE	23,092	299,985
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,170	77,599
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,852	128,936
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,020	136,629
Hamburger Hafen und Logistik AG	1,061	23,254
Hutchison Port Holdings Trust	272,426	70,831
Japan Airport Terminal Co. Ltd.	3,664	142,345
Jiangsu Expressway Co. Ltd., Class H	61,638	82,877
Shenzhen Expressway Co. Ltd., Class H	35,442	34,971
Societa Iniziative Autostradali e Servizi SpA	3,441	46,318
Sydney Airport	55,142	274,062
Transurban Group	131,505	1,094,773
Westshore Terminals Investment Corp.	2,318	41,505
Zhejiang Expressway Co. Ltd., Class H	72,325	60,733
		4,910,885
Water Utilities — 4.7%
American States Water Co.	1,350	90,558
American Water Works Co., Inc.	6,633	632,855
Aqua America, Inc.	6,481	222,233
Beijing Enterprises Water Group Ltd.	280,121	162,187
California Water Service Group	1,767	80,787
China Water Affairs Group Ltd.	43,012	48,377
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	17,239	124,638
Pennon Group plc	21,006	192,722
Severn Trent plc	12,003	279,895
SJW Group	586	32,839
United Utilities Group plc	34,385	333,170
		2,200,261
Total Common Stocks (Cost $39,095,904)		40,209,618
Master Limited Partnerships — 12.6%
Oil, Gas & Consumable Fuels — 12.6%
Andeavor Logistics LP	3,274	122,186
Antero Midstream Partners LP	3,233	89,425
Investments	Shares	Value
Master Limited Partnerships (continued)
BP Midstream Partners LP	1,753	$29,573
Buckeye Partners LP	5,404	159,742
Cheniere Energy Partners LP	1,537	57,914
Crestwood Equity Partners LP	1,778	52,807
DCP Midstream LP	3,321	113,180
Dominion Energy Midstream Partners LP	1,815	33,723
Enable Midstream Partners LP	1,591	21,224
Enbridge Energy Partners LP	7,685	83,536
Energy Transfer LP	87,238	1,271,058
EnLink Midstream Partners LP	12,765	168,881
Enterprise Products Partners LP	54,384	1,427,580
EQGP Holdings LP	1,003	20,080
EQM Midstream Partners LP	2,365	112,716
Genesis Energy LP	3,966	87,450
Holly Energy Partners LP	1,667	46,893
Magellan Midstream Partners LP	8,388	507,306
MPLX LP	10,507	348,097
Noble Midstream Partners LP	794	26,305
NuStar Energy LP	3,304	79,858
Phillips 66 Partners LP	1,944	91,174
Plains All American Pipeline LP	16,000	368,480
Shell Midstream Partners LP	4,528	85,307
Spectra Energy Partners LP	3,387	122,779
Summit Midstream Partners LP	1,512	18,582
TC PipeLines LP	1,941	57,822
TransMontaigne Partners LP	476	19,554
Valero Energy Partners LP	799	33,614
Western Gas Equity Partners LP	1,770	51,294
Western Gas Partners LP	3,704	164,606
Total Master Limited Partnerships (Cost $7,110,605)		5,872,746
Closed End Funds — 0.6%
Capital Markets — 0.6%
3i Infrastructure plc	26,980	88,355
HICL Infrastructure Co. Ltd.	90,063	184,768
Total Closed End Funds (Cost $280,849)		273,123

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 5

Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (c) — 0.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $48,927 (Cost $48,918)	$48,918	$48,918
Total Investments — 99.7% (Cost $46,536,276)		46,404,405
Other assets less liabilities — 0.3%		155,566
Net Assets — 100.0%		$46,559,971

*  Non-income producing security.

(a)  Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to $11,067, which represents approximately 0.02% of net assets of the Fund.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

FDR  Fiduciary Depositary Receipt

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,167,665
Aggregate gross unrealized depreciation	(4,481,637)
Net unrealized depreciation	$(313,972)
Federal income tax cost	$46,718,377

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2018:

United States	48.8%
Canada	14.6%
France	6.6%
United Kingdom	6.5%
Australia	4.5%
Spain	4.4%
Italy	3.6%
Hong Kong	2.8%
China	2.5%
Japan	1.7%
Luxembourg	0.9%
Mexico	0.6%
New Zealand	0.5%
Switzerland	0.3%
Germany	0.3%
Netherlands	0.3%
Brazil	0.3%
Belgium	0.2%
Singapore	0.2%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).
See accompanying notes to the financial statements.

6 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.5%
Aerospace & Defense — 1.8%
Textron, Inc.	2,421	$135,915
Air Freight & Logistics — 1.5%
XPO Logistics, Inc.*	1,516	115,004
Airlines — 4.5%
American Airlines Group, Inc.	2,094	84,095
Delta Air Lines, Inc.	1,496	90,822
Southwest Airlines Co.	1,386	75,690
United Continental Holdings, Inc.*	972	93,992
		344,599
Banks — 22.4%
Bank of America Corp.	8,810	250,204
Citigroup, Inc.	3,618	234,410
Citizens Financial Group, Inc.	6,729	244,667
Fifth Third Bancorp	9,297	259,665
Huntington Bancshares, Inc.	17,398	253,837
KeyCorp	13,050	239,337
Regions Financial Corp.	14,145	232,685
		1,714,805
Capital Markets — 3.1%
Charles Schwab Corp. (The)	5,281	236,589
Chemicals — 9.1%
Celanese Corp.	1,139	114,959
CF Industries Holdings, Inc.	2,384	100,581
Eastman Chemical Co.	1,356	106,880
LyondellBasell Industries NV, Class A	1,266	118,131
Mosaic Co. (The)	3,996	143,856
Westlake Chemical Corp.	1,562	113,229
		697,636
Construction & Engineering — 2.0%
Jacobs Engineering Group, Inc.	2,262	148,545
Containers & Packaging — 5.6%
International Paper Co.	2,641	121,988
Packaging Corp. of America	1,578	154,360
Westrock Co.	3,238	152,542
		428,890
Electrical Equipment — 2.1%
AMETEK, Inc.	2,187	160,591
Energy Equipment & Services — 4.2%
National Oilwell Varco, Inc.	5,021	161,224
Schlumberger Ltd.	3,551	160,150
		321,374
Investments	Shares	Value
Common Stocks (continued)
Entertainment — 1.1%
Walt Disney Co. (The)	740	$85,463
Hotels, Restaurants & Leisure — 1.1%
Darden Restaurants, Inc.	778	86,000
Insurance — 6.3%
Lincoln National Corp.	3,837	241,618
Prudential Financial, Inc.	2,562	240,213
		481,831
Machinery — 2.1%
Parker-Hannifin Corp.	941	161,890
Metals & Mining — 4.4%
Freeport-McMoRan, Inc.	9,324	111,329
Nucor Corp.	2,046	123,599
Steel Dynamics, Inc.	2,872	101,094
		336,022
Multiline Retail — 1.0%
Kohl's Corp.	1,161	77,984
Oil, Gas & Consumable Fuels — 18.3%
Apache Corp.	4,538	159,420
ConocoPhillips	2,795	184,973
HollyFrontier Corp.	3,095	193,345
Marathon Oil Corp.	9,292	155,083
Marathon Petroleum Corp.	2,705	176,258
Phillips 66	1,919	179,465
Valero Energy Corp.	1,902	151,970
Williams Cos., Inc. (The)	7,956	201,446
		1,401,960
Road & Rail — 4.1%
CSX Corp.	2,337	169,737
Old Dominion Freight Line, Inc.	1,073	146,711
		316,448
Specialty Retail — 3.2%
Best Buy Co., Inc.	1,090	70,403
Gap, Inc. (The)	2,999	81,843
Ulta Beauty, Inc.*	307	91,421
		243,667
Trading Companies & Distributors — 1.6%
United Rentals, Inc.*	1,058	123,922
Total Common Stocks (Cost $8,748,939)		7,619,135

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: EQUITIES FOR RISING RATES ETF EQRR :: 7

Investments	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreements (a) — 0.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $24,575 (Cost $24,571)	$24,571	$24,571
Total Investments — 99.8% (Cost $8,773,510)		7,643,706
Other assets less liabilities — 0.2%		11,724
Net Assets — 100.0%		$7,655,430

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,636
Aggregate gross unrealized depreciation	(1,232,175)
Net unrealized depreciation	$(1,138,539)
Federal income tax cost	$8,782,245

See accompanying notes to the financial statements.

8 :: EQRR EQUITIES FOR RISING RATES ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 90.6%
Capital Markets — 63.4%
3i Group plc	174,419	$1,852,704
Apollo Investment Corp.	87,364	458,661
Ares Capital Corp.	123,794	2,109,449
AURELIUS Equity Opportunities SE & Co. KGaA	12,082	530,708
Barings BDC, Inc.	19,406	194,448
BlackRock TCP Capital Corp.	25,086	360,486
Brait SE*	125,383	298,286
FS Investment Corp.	103,496	617,871
Gimv NV	7,972	431,400
Goldman Sachs BDC, Inc.	14,426	303,379
Golub Capital BDC, Inc.	25,417	470,469
Hercules Capital, Inc.	39,864	484,746
IP Group plc*	295,009	438,317
Main Street Capital Corp.	24,555	939,229
New Mountain Finance Corp.	29,295	398,705
Oaktree Specialty Lending Corp.	50,138	238,657
Prospect Capital Corp.	130,429	894,743
Ratos AB, Class B	96,086	261,545
Solar Capital Ltd.	17,050	361,289
TCG BDC, Inc.	24,967	386,988
TPG Specialty Lending, Inc.	26,658	540,891
		12,572,971
Diversified Financial Services — 24.3%
Eurazeo SE	19,252	1,441,752
Onex Corp.	31,095	1,928,444
Wendel SA	11,886	1,443,844
		4,814,040
Internet & Direct Marketing Retail — 2.9%
Rocket Internet SE*(a)	22,528	575,880
Total Common Stocks (Cost $19,424,096)		17,962,891
Closed End Funds — 7.0%
Capital Markets — 7.0%
Apax Global Alpha Ltd.(a)	180,833	304,163
HBM Healthcare Investments AG Class A*	2,538	414,087
HgCapital Trust plc	14,642	355,427
Princess Private Equity Holding Ltd.	27,751	314,169
Total Closed End Funds (Cost $1,339,244)		1,387,846
Investments	Shares	Value
Master Limited Partnerships — 1.7%
Diversified Financial Services — 1.7%
Compass Diversified Holdings (Cost $364,722)	21,378	$326,870
	Principal Amount
Short-Term Investments — 0.6%
Repurchase Agreements (b) — 0.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $112,874 (Cost $112,853)	$112,853	112,853
Total Investments — 99.9% (Cost $21,240,915)		19,790,460
Other assets less liabilities — 0.1%		27,826
Net Assets — 100.0%		$19,818,286

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$380,022
Aggregate gross unrealized depreciation	(1,861,064)
Net unrealized depreciation	$(1,481,042)
Federal income tax cost	$21,271,502

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: 9

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2018:

United States	45.8%
United Kingdom	16.5%
France	14.6%
Canada	9.7%
Germany	5.6%
Belgium	2.2%
Switzerland	2.1%
South Africa	1.5%
Sweden	1.3%
Other[1]	0.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

10 :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 7.0%
3M Co. (Industrial Conglomerates)	0.0%	76	$15,802
Abbott Laboratories (Health Care Equipment & Supplies)	0.0%	228	16,884
AbbVie, Inc. (Biotechnology)	0.0%	197	18,571
Accenture plc, Class A (IT Services)	0.0%	83	13,655
Adobe, Inc.* (Software)	0.0%	64	16,057
Alphabet, Inc., Class A* (Interactive Media & Services)	0.1%	39	43,276
Alphabet, Inc., Class C* (Interactive Media & Services)	0.1%	40	43,777
Altria Group, Inc. (Tobacco)	0.0%	245	13,433
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	0.2%	53	89,579
Amgen, Inc. (Biotechnology)	0.0%	84	17,493
Apple, Inc. (Technology Hardware, Storage & Peripherals)	0.3%	597	106,612
AT&T, Inc. (Diversified Telecommunication Services)	0.1%	945	29,522
Bank of America Corp. (Banks)	0.1%	1,209	34,336
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	0.1%	254	55,433
Boeing Co. (The) (Aerospace & Defense)	0.1%	70	24,273
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.1%	249	29,616
Cisco Systems, Inc. (Communications Equipment)	0.1%	595	28,483
Citigroup, Inc. (Banks)	0.1%	328	21,251
Coca-Cola Co. (The) (Beverages)	0.1%	498	25,099
Comcast Corp., Class A (Media)	0.1%	595	23,211
CVS Health Corp. (Health Care Providers & Services)	0.0%	168	13,476
DowDuPont, Inc. (Chemicals)	0.0%	300	17,355
Eli Lilly & Co. (Pharmaceuticals)	0.0%	124	14,711
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.1%	551	43,805
Facebook, Inc., Class A* (Interactive Media & Services)	0.1%	314	44,152
Home Depot, Inc. (The) (Specialty Retail)	0.1%	149	26,868
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Honeywell International, Inc. (Industrial Conglomerates)	0.0%	97	$14,235
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.1%	600	29,586
International Business Machines Corp. (IT Services)	0.0%	119	14,788
Johnson & Johnson (Pharmaceuticals)	0.1%	349	51,268
JPMorgan Chase & Co. (Banks)	0.1%	437	48,590
Mastercard, Inc., Class A (IT Services)	0.1%	119	23,927
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.0%	101	19,039
Medtronic plc (Health Care Equipment & Supplies)	0.0%	176	17,165
Merck & Co., Inc. (Pharmaceuticals)	0.1%	346	27,452
Microsoft Corp. (Software)	0.3%	998	110,668
Netflix, Inc.* (Entertainment)	0.0%	57	16,309
Oracle Corp. (Software)	0.0%	368	17,944
PepsiCo, Inc. (Beverages)	0.1%	184	22,437
Pfizer, Inc. (Pharmaceuticals)	0.1%	763	35,273
Philip Morris International, Inc. (Tobacco)	0.0%	202	17,479
Procter & Gamble Co. (The) (Household Products)	0.1%	324	30,621
salesforce.com, Inc.* (Software)	0.0%	98	13,990
Union Pacific Corp. (Road & Rail)	0.0%	96	14,763
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.1%	125	35,170
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.1%	538	32,441
Visa, Inc., Class A (IT Services)	0.1%	231	32,735
Walmart, Inc. (Food & Staples Retailing)	0.0%	187	18,260
Walt Disney Co. (The) (Entertainment)	0.1%	194	22,405
Wells Fargo & Co. (Banks)	0.1%	564	30,614
Other Common Stocks	3.5%	22,378	1,505,817
Total Common Stocks (Cost $3,151,617)			3,029,706
		No. of Rights
Right — 0.0%
Tobira Therapeutics, Inc., CVR (Cost $—)*(a)(b)	0.0%	10	—

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 11

Investments	Principal Amount	Value
Short-Term Investments — 87.9%
Repurchase Agreements (c) — 14.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $6,078,041 (Cost $6,076,898)	$6,076,898	$6,076,898
U.S. Treasury Obligation — 73.9%
U.S. Treasury Bills 2.29%, due 1/31/2019 (d) (Cost $32,075,939)	32,200,000	32,083,503
Total Short-Term Investments (Cost $38,152,837)		38,160,401
Total Investments — 94.9% (Cost $41,304,454)		41,190,107
Other assets less liabilities — 5.1%		2,213,931
Net Assets — 100.0%		$43,404,038

*  Non-income producing security.

(a)  Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to $0, which represents approximately 0.0% of net assets of the Fund.

(b)  Illiquid security.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  The rate shown was the current yield as of November 30, 2018.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$828,051
Aggregate gross unrealized depreciation	(193,360)
Net unrealized appreciation	$634,691
Federal income tax cost	$41,357,127

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	41	12/17/2018	USD	$2,904,338	$116,217

Swap Agreements1

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
40,962	11/6/2019	Credit Suisse International	2.92%	S&P 500® Total Return Index	1,500
333,485	1/6/2020	Credit Suisse International	2.02%	iShares® MSCI EAFE ETF[6]	6,481
459,278	1/6/2020	Credit Suisse International	2.07%	iShares® MSCI Emerging Markets ETF[6]	26,074
4,836,684	1/7/2019	Credit Suisse International	2.62%	Russell 2000® Total Return Index	192,781
5,670,409					226,836	—	(10,000)	216,836

See accompanying notes to the financial statements.

12 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
283,175	3/6/2019	Morgan Stanley & Co. International plc	2.82%	S&P 500® Total Return Index	283
4,996,872	1/7/2019	Morgan Stanley & Co. International plc	2.47%	iShares® MSCI Emerging Markets ETF[6]	315,979
5,280,047					316,262	(295,078)	—	21,184
2,175	11/6/2019	Societe Generale	2.32%	Russell 2000® Total Return Index	43
279,110	1/6/2020	Societe Generale	3.02%	iShares® MSCI EAFE ETF[6]	5,159
601,920	1/6/2020	Societe Generale	1.97%	iShares® MSCI Emerging Markets ETF[6]	34,228
883,205					39,430	—	—	39,430
4,110	11/13/2019	UBS AG	2.32%	Russell 2000® Total Return Index	73
860,000	11/6/2019	UBS AG	2.32%	iShares® MSCI EAFE ETF[6]	16,469
1,523,517	11/6/2019	UBS AG	2.12%	iShares® MSCI Emerging Markets ETF[6]	86,424
2,387,627					102,966	—	—	102,966
14,221,288					685,494
				Total Unrealized Appreciation	685,494

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 13

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	0.2%
Air Freight & Logistics	0.1%
Airlines	0.0%*
Auto Components	0.0%*
Automobiles	0.0%*
Banks	0.4%
Beverages	0.1%
Biotechnology	0.2%
Building Products	0.0%*
Capital Markets	0.2%
Chemicals	0.1%
Commercial Services & Supplies	0.0%*
Communications Equipment	0.1%
Construction & Engineering	0.0%*
Construction Materials	0.0%*
Consumer Finance	0.1%
Containers & Packaging	0.0%*
Distributors	0.0%*
Diversified Consumer Services	0.0%*
Diversified Financial Services	0.1%
Diversified Telecommunication Services	0.2%
Electric Utilities	0.1%
Electrical Equipment	0.0%*
Electronic Equipment, Instruments & Components	0.0%*
Energy Equipment & Services	0.0%*
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	0.2%
Food & Staples Retailing	0.1%
Food Products	0.1%
Health Care Equipment & Supplies	0.2%
Health Care Providers & Services	0.3%
Health Care Technology	0.0%*
Hotels, Restaurants & Leisure	0.1%
Household Durables	0.0%*
Household Products	0.1%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	0.1%
Insurance	0.2%
Interactive Media & Services	0.3%
Internet & Direct Marketing Retail	0.3%
IT Services	0.3%
Leisure Products	0.0%*
Life Sciences Tools & Services	0.1%
Machinery	0.1%
Media	0.1%
Metals & Mining	0.0%*
Multiline Retail	0.0%*
Multi-Utilities	0.1%
Oil, Gas & Consumable Fuels	0.4%
Personal Products	0.0%*
Pharmaceuticals	0.4%
Professional Services	0.0%*
Real Estate Management & Development	0.0%*

See accompanying notes to the financial statements.

14 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Road & Rail	0.1%
Semiconductors & Semiconductor Equipment	0.3%
Software	0.4%
Specialty Retail	0.2%
Technology Hardware, Storage & Peripherals	0.3%
Textiles, Apparel & Luxury Goods	0.1%
Tobacco	0.1%
Trading Companies & Distributors	0.0%*
Water Utilities	0.0%*
Other[1]	93.0%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 15

Investments	Principal Amount	Value
Corporate Bonds — 95.8%
Aerospace & Defense — 2.4%
Bombardier, Inc.
7.50%, 3/15/2025 (a)	$2,762,000	$2,623,900
TransDigm, Inc.
6.00%, 7/15/2022	1,440,000	1,440,000
6.50%, 7/15/2024	525,000	526,312
		4,590,212
Air Freight & Logistics — 0.5%
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	897,000	912,698
Auto Components — 2.4%
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)	1,044,000	1,004,850
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	1,282,000	1,260,366
Icahn Enterprises LP
5.88%, 2/1/2022	1,085,000	1,088,722
6.25%, 2/1/2022	1,100,000	1,117,875
		4,471,813
Automobiles — 0.7%
Tesla, Inc. 5.30%, 8/15/2025 (a)	1,430,000	1,235,164
Building Products — 0.2%
Griffon Corp. 5.25%, 3/1/2022	350,000	326,813
Chemicals — 1.7%
Momentive Performance Materials, Inc.
3.88%, 10/24/2021	603,000	645,964
NOVA Chemicals Corp.
4.88%, 6/1/2024 (a)	583,000	542,190
5.25%, 6/1/2027 (a)	1,379,000	1,263,509
Platform Specialty Products Corp.
6.50%, 2/1/2022 (a)	747,000	761,006
		3,212,669
Commercial Services & Supplies — 3.4%
Aramark Services, Inc.
5.00%, 2/1/2028 (a)	1,000,000	950,000
Nielsen Finance LLC
5.00%, 4/15/2022 (a)	2,315,000	2,263,838
Prime Security Services Borrower LLC
9.25%, 5/15/2023 (a)	2,107,000	2,233,420
West Corp.
8.50%, 10/15/2025 (a)	1,053,000	868,725
		6,315,983
Investments	Principal Amount	Value
Corporate Bonds (continued)
Communications Equipment — 0.4%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	$907,000	$840,154
Construction & Engineering — 0.4%
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	817,000	721,002
Consumer Finance — 2.1%
Ally Financial, Inc.
5.75%, 11/20/2025	438,000	447,855
Navient Corp.
6.50%, 6/15/2022	1,170,000	1,174,387
Springleaf Finance Corp.
6.88%, 3/15/2025	1,368,000	1,287,630
7.13%, 3/15/2026	1,000,000	940,000
		3,849,872
Containers & Packaging — 2.1%
Ball Corp.
4.38%, 12/15/2020	387,000	389,516
5.25%, 7/1/2025	1,191,000	1,208,865
BWAY Holding Co.
5.50%, 4/15/2024 (a)	391,000	374,382
7.25%, 4/15/2025 (a)	1,322,000	1,199,715
Reynolds Group Issuer, Inc.
5.13%, 7/15/2023 (a)	705,000	688,256
		3,860,734
Diversified Financial Services — 1.4%
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (a)	1,000,000	986,875
8.25%, 11/15/2026 (a)	1,000,000	952,500
Verscend Escrow Corp.
9.75%, 8/15/2026 (a)	760,000	731,500
		2,670,875
Diversified Telecommunication Services — 4.5%
CCO Holdings LLC
5.13%, 5/1/2027 (a)	2,400,000	2,274,000
5.00%, 2/1/2028 (a)	1,776,000	1,653,900
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	991,000	1,017,014
Frontier Communications Corp.
10.50%, 9/15/2022	1,656,000	1,324,800
11.00%, 9/15/2025	2,945,000	2,076,225
		8,345,939

See accompanying notes to the financial statements.

16 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Energy Equipment & Services — 1.8%
Ensco plc
7.75%, 2/1/2026	$881,000	$726,825
5.75%, 10/1/2044	1,070,000	658,050
McDermott Technology Americas, Inc.
10.63%, 5/1/2024 (a)	1,205,000	1,033,287
Transocean, Inc.
9.00%, 7/15/2023 (a)	955,000	978,875
		3,397,037
Entertainment — 1.4%
Netflix, Inc.
4.88%, 4/15/2028	1,283,000	1,183,568
5.88%, 11/15/2028 (a)	1,435,000	1,414,766
		2,598,334
Equity Real Estate Investment Trusts (REITs) — 3.6%
Equinix, Inc.
5.88%, 1/15/2026	821,000	833,315
5.38%, 5/15/2027	1,415,000	1,386,700
ESH Hospitality, Inc.
5.25%, 5/1/2025 (a)	189,000	180,731
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	750,000	662,813
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	1,549,000	1,564,258
SBA Communications Corp.
4.88%, 9/1/2024	1,194,000	1,158,359
Uniti Group LP
8.25%, 10/15/2023	1,110,000	1,028,137
		6,814,313
Food & Staples Retailing — 1.6%
Albertsons Cos. LLC
6.63%, 6/15/2024	1,012,000	975,315
5.75%, 3/15/2025	970,000	865,725
Rite Aid Corp.
6.13%, 4/1/2023 (a)	1,397,000	1,201,420
		3,042,460
Food Products — 1.5%
Pilgrim's Pride Corp.
5.75%, 3/15/2025 (a)	350,000	340,375
Post Holdings, Inc.
5.00%, 8/15/2026 (a)	2,345,000	2,151,538
5.75%, 3/1/2027 (a)	300,000	281,250
		2,773,163
Investments	Principal Amount	Value
Corporate Bonds (continued)
Health Care Equipment & Supplies — 3.0%
Avantor, Inc.
6.00%, 10/1/2024 (a)	$677,000	$671,077
9.00%, 10/1/2025 (a)	2,275,000	2,306,281
DJO Finance LLC
8.13%, 6/15/2021 (a)	1,022,000	1,060,325
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/2022 (a)	1,571,000	1,512,087
		5,549,770
Health Care Providers & Services — 9.1%
Centene Corp.
5.63%, 2/15/2021	1,258,000	1,274,606
5.38%, 6/1/2026 (a)	1,350,000	1,358,437
Community Health Systems, Inc.
6.88%, 2/1/2022	835,000	413,492
6.25%, 3/31/2023	2,877,000	2,668,418
DaVita, Inc.
5.13%, 7/15/2024	2,270,000	2,182,038
5.00%, 5/1/2025	700,000	656,250
Envision Healthcare Corp.
8.75%, 10/15/2026 (a)	290,000	271,846
HCA, Inc.
5.38%, 2/1/2025	1,627,000	1,637,169
5.88%, 2/15/2026	1,172,000	1,207,160
MPH Acquisition Holdings LLC
7.13%, 6/1/2024 (a)	861,000	858,847
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026 (a)	500,000	498,125
Tenet Healthcare Corp.
6.75%, 6/15/2023	1,691,000	1,669,862
4.63%, 7/15/2024	1,312,000	1,251,320
WellCare Health Plans, Inc.
5.25%, 4/1/2025	1,200,000	1,189,500
		17,137,070
Health Care Technology — 0.4%
IQVIA, Inc. 5.00%, 10/15/2026 (a)	837,000	809,798
Hotels, Restaurants & Leisure — 7.7%
1011778 BC ULC
4.25%, 5/15/2024 (a)	2,952,000	2,789,639
5.00%, 10/15/2025 (a)	786,000	738,997
Caesars Resort Collection LLC
5.25%, 10/15/2025 (a)	1,655,000	1,518,463
Golden Nugget, Inc.
6.75%, 10/15/2024 (a)	898,000	882,285

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 17

Investments	Principal Amount	Value
Corporate Bonds (continued)
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026 (a)	$1,165,000	$1,138,787
KFC Holding Co.
5.00%, 6/1/2024 (a)	1,112,000	1,096,710
5.25%, 6/1/2026 (a)	866,000	849,217
MGM Resorts International
6.00%, 3/15/2023	593,000	602,636
Scientific Games International, Inc.
10.00%, 12/1/2022	2,302,000	2,385,217
5.00%, 10/15/2025 (a)	870,000	814,451
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	811,000	776,532
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	937,000	892,493
		14,485,427
Household Products — 0.5%
Spectrum Brands, Inc. 5.75%, 7/15/2025	1,038,000	982,208
Independent Power and Renewable Electricity Producers — 2.8%
Calpine Corp.
5.38%, 1/15/2023	472,000	447,220
5.75%, 1/15/2025	1,155,000	1,062,600
NRG Energy, Inc.
6.63%, 1/15/2027	1,270,000	1,293,711
Vistra Energy Corp.
7.38%, 11/1/2022	2,370,000	2,458,875
		5,262,406
Insurance — 0.5%
HUB International Ltd. 7.00%, 5/1/2026 (a)	900,000	857,250
Interactive Media & Services — 0.6%
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a)	1,310,000	1,106,950
IT Services — 4.6%
Exela Intermediate LLC
10.00%, 7/15/2023 (a)	1,300,000	1,313,000
First Data Corp.
7.00%, 12/1/2023 (a)	2,178,000	2,254,230
5.00%, 1/15/2024 (a)	610,000	601,582
5.75%, 1/15/2024 (a)	2,044,000	2,051,665
Zayo Group LLC
6.00%, 4/1/2023	172,000	171,140
5.75%, 1/15/2027 (a)	2,340,000	2,234,700
		8,626,317
Investments	Principal Amount	Value
Corporate Bonds (continued)
Leisure Products — 0.8%
Mattel, Inc. 6.75%, 12/31/2025 (a)	$1,585,000	$1,493,862
Machinery — 1.5%
Navistar International Corp.
6.63%, 11/1/2025 (a)	857,000	847,367
Novelis Corp.
6.25%, 8/15/2024 (a)	1,363,000	1,349,370
5.88%, 9/30/2026 (a)	674,000	628,505
		2,825,242
Media — 6.8%
AMC Networks, Inc.
5.00%, 4/1/2024	1,248,000	1,199,640
CSC Holdings LLC
10.13%, 1/15/2023 (a)	1,410,000	1,526,466
10.88%, 10/15/2025 (a)	1,400,000	1,613,500
DISH DBS Corp.
5.88%, 11/15/2024	1,609,000	1,367,650
7.75%, 7/1/2026	1,033,000	914,205
Meredith Corp.
6.88%, 2/1/2026 (a)	1,096,000	1,120,660
Sirius XM Radio, Inc.
6.00%, 7/15/2024 (a)	1,223,000	1,252,046
5.00%, 8/1/2027 (a)	1,430,000	1,344,200
Tribune Media Co.
5.88%, 7/15/2022	1,003,000	1,015,538
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	1,583,000	1,443,886
		12,797,791
Metals & Mining — 1.3%
Cleveland-Cliffs, Inc.
5.75%, 3/1/2025	760,000	699,200
First Quantum Minerals Ltd.
7.00%, 2/15/2021 (a)	1,451,000	1,425,172
7.50%, 4/1/2025 (a)	306,000	275,400
		2,399,772
Oil, Gas & Consumable Fuels — 8.4%
Antero Resources Corp.
5.38%, 11/1/2021	1,275,000	1,270,219
5.13%, 12/1/2022	354,000	346,920
California Resources Corp.
8.00%, 12/15/2022 (a)	1,920,000	1,471,200
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,281,000	1,319,430
5.13%, 6/30/2027	1,109,000	1,074,344

See accompanying notes to the financial statements.

18 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Chesapeake Energy Corp.
8.00%, 1/15/2025	$300,000	$288,750
8.00%, 6/15/2027	875,000	831,250
Citgo Holding, Inc.
10.75%, 2/15/2020 (a)	1,551,000	1,601,407
CNX Resources Corp.
5.88%, 4/15/2022	1,120,000	1,096,200
CrownRock LP
5.63%, 10/15/2025 (a)	845,000	790,075
Energy Transfer LP
4.25%, 3/15/2023	1,000,000	976,250
5.88%, 1/15/2024	366,000	376,947
EP Energy LLC
9.38%, 5/1/2024 (a)	834,000	458,700
7.75%, 5/15/2026 (a)	940,000	904,750
Matador Resources Co.
5.88%, 9/15/2026 (a)	1,000,000	950,000
Sanchez Energy Corp.
6.13%, 1/15/2023	1,159,000	289,750
Southwestern Energy Co.
6.20%, 1/23/2025 (b)	345,000	330,769
Sunoco LP
4.88%, 1/15/2023 (a)	450,000	438,750
Targa Resources Partners LP
5.88%, 4/15/2026 (a)	865,000	860,675
		15,676,386
Pharmaceuticals — 3.0%
Bausch Health Cos., Inc.
5.88%, 5/15/2023 (a)	1,725,000	1,679,719
6.13%, 4/15/2025 (a)	2,147,000	2,015,389
Endo Dac
6.00%, 7/15/2023 (a)	869,000	721,391
6.00%, 2/1/2025 (a)(b)	1,454,000	1,146,392
		5,562,891
Professional Services — 0.4%
Jaguar Holding Co. II 6.38%, 8/1/2023 (a)	844,000	836,615
Real Estate Management & Development — 0.6%
Howard Hughes Corp. (The)
5.38%, 3/15/2025 (a)	867,000	821,483
Kennedy-Wilson, Inc.
5.88%, 4/1/2024	294,000	278,900
		1,100,383
Road & Rail — 0.5%
Hertz Corp. (The) 7.63%, 6/1/2022 (a)	932,000	915,690
Investments	Principal Amount	Value
Corporate Bonds (continued)
Software — 2.1%
Change Healthcare Holdings LLC
5.75%, 3/1/2025 (a)	$975,000	$942,094
Infor US, Inc.
6.50%, 5/15/2022	1,280,000	1,273,600
Solera LLC
10.50%, 3/1/2024 (a)	1,553,000	1,673,357
		3,889,051
Specialty Retail — 1.4%
PetSmart, Inc.
7.13%, 3/15/2023 (a)	1,816,000	1,216,720
5.88%, 6/1/2025 (a)	858,000	654,225
Staples, Inc.
8.50%, 9/15/2025 (a)	782,000	692,070
		2,563,015
Technology Hardware, Storage & Peripherals — 1.4%
Dell International LLC 5.88%, 6/15/2021 (a)	1,555,000	1,576,667
7.13%, 6/15/2024 (a)	940,000	982,488
		2,559,155
Thrifts & Mortgage Finance — 1.1%
Quicken Loans, Inc.
5.75%, 5/1/2025 (a)	1,577,000	1,494,207
5.25%, 1/15/2028 (a)	600,000	534,000
		2,028,207
Trading Companies & Distributors — 1.7%
Beacon Roofing Supply, Inc.
4.88%, 11/1/2025 (a)	1,447,000	1,313,153
United Rentals North America, Inc.
6.50%, 12/15/2026	950,000	953,562
4.88%, 1/15/2028	1,010,000	910,894
		3,177,609
Wireless Telecommunication Services — 3.5%
Sprint Corp.
7.88%, 9/15/2023	2,469,000	2,597,882
7.13%, 6/15/2024	1,431,000	1,452,465
T-Mobile USA, Inc.
6.38%, 3/1/2025	800,000	823,000
6.50%, 1/15/2026	1,686,000	1,749,225
		6,622,572
Total Corporate Bonds (Cost $188,016,024)		179,244,672

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 19

Investments	Principal Amount	Value
Short-Term Investments — 3.2%
Repurchase Agreements (c) — 3.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $6,070,078 (Cost $6,068,937)	$6,068,937	$6,068,937
Total Investments — 99.0% (Cost $194,084,961)		185,313,609
Other assets less liabilities — 1.0%		1,846,143
Net Assets — 100.0%		$187,159,752

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2018.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$454,225
Aggregate gross unrealized depreciation	(9,662,139)
Net unrealized depreciation	$(9,207,914)
Federal income tax cost	$194,086,694

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	450	3/20/2019	USD	$53,753,907	$(208,882)
U.S. Treasury 2 Year Note	160	3/29/2019	USD	33,757,500	(22,713)
U.S. Treasury 5 Year Note	876	3/29/2019	USD	98,953,781	(203,234)
					$(434,829)

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

20 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligations — 83.7%
U.S. Treasury Inflation Linked Bonds 1.00%, 2/15/2048 (Cost $12,709,829)	$12,822,240	$12,015,809
Short-Term Investments — 15.3%
Repurchase Agreements (a) — 15.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,188,562 (Cost $2,188,150)	2,188,150	2,188,150
Total Investments — 99.0% (Cost $14,897,979)		14,203,959
Other assets less liabilities — 1.0%		139,635
Net Assets — 100.0%		$14,343,594

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,062
Aggregate gross unrealized depreciation	(1,097,867)
Net unrealized depreciation	$(1,062,805)
Federal income tax cost	$14,897,979

Swap Agreements1

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
832,161	12/6/2019	Citibank NA	2.06%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[6]	14,888
14,625,783	12/6/2019	Citibank NA	1.97%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[7]	(275,027)
15,457,944					(260,139)	—	260,139	—
1,448,927	12/6/2019	Societe Generale	2.37%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[6]	20,174

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: INFLATION EXPECTATIONS ETF RINF :: 21

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
6,574,855	12/6/2019	Societe Generale	1.82%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[7]	(128,820)
8,023,782					(108,646)	—	50,000	(58,646)
23,481,726					(368,785)
				Total Unrealized Appreciation	35,062
				Total Unrealized Depreciation	(403,847)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

7  Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/
30-Year_TIPS_November.pdf.

See accompanying notes to the financial statements.

22 :: RINF INFLATION EXPECTATIONS ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 96.6%
Aerospace & Defense — 1.5%
Embraer Netherlands Finance BV
5.05%, 6/15/2025	$745,000	$753,381
Lockheed Martin Corp.
4.07%, 12/15/2042	1,888,000	1,752,341
United Technologies Corp.
6.13%, 7/15/2038	1,406,000	1,599,155
5.70%, 4/15/2040	2,047,000	2,250,192
		6,355,069
Air Freight & Logistics — 0.4%
United Parcel Service, Inc.
6.20%, 1/15/2038	1,346,000	1,628,490
Automobiles — 0.5%
Daimler Finance North America LLC
8.50%, 1/18/2031	1,459,000	1,945,736
Banks — 30.3%
Banco Santander SA
5.18%, 11/19/2025	600,000	590,575
4.25%, 4/11/2027	2,965,000	2,741,373
3.80%, 2/23/2028	800,000	706,848
4.38%, 4/12/2028	804,000	740,867
Bank of America Corp.
4.20%, 8/26/2024	1,132,000	1,120,351
4.00%, 1/22/2025	1,673,000	1,622,654
Series L, 3.95%, 4/21/2025	1,217,000	1,175,036
4.45%, 3/3/2026	1,313,000	1,291,311
3.50%, 4/19/2026	661,000	626,675
4.25%, 10/22/2026	985,000	954,034
6.11%, 1/29/2037	1,080,000	1,176,635
7.75%, 5/14/2038	1,361,000	1,749,543
5.88%, 2/7/2042	1,172,000	1,337,979
5.00%, 1/21/2044	2,633,000	2,677,254
Barclays plc
3.65%, 3/16/2025	800,000	734,645
4.38%, 1/12/2026	3,463,000	3,274,163
5.25%, 8/17/2045	1,900,000	1,714,856
BNP Paribas SA
4.25%, 10/15/2024	521,000	507,413
Citigroup, Inc.
3.88%, 3/26/2025	1,315,000	1,264,385
4.40%, 6/10/2025	1,445,000	1,419,839
5.50%, 9/13/2025	592,000	616,509
3.70%, 1/12/2026	827,000	785,505
4.60%, 3/9/2026	1,564,000	1,536,860
3.40%, 5/1/2026	851,000	791,367
4.30%, 11/20/2026	1,873,000	1,804,005
4.45%, 9/29/2027	2,523,000	2,435,611
4.13%, 7/25/2028	548,000	514,552
5.88%, 1/30/2042	1,007,000	1,117,266
Investments	Principal Amount	Value
Corporate Bonds (continued)
Cooperatieve Rabobank UA
3.38%, 5/21/2025	$656,000	$636,138
4.38%, 8/4/2025	1,108,000	1,081,818
3.75%, 7/21/2026	483,000	449,548
5.75%, 12/1/2043	2,116,000	2,275,728
5.25%, 8/4/2045	2,925,000	2,939,390
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/2025	809,000	766,841
4.55%, 4/17/2026	3,131,000	3,074,913
Fifth Third Bancorp
8.25%, 3/1/2038	868,000	1,147,068
HSBC Bank USA NA
5.88%, 11/1/2034	2,000,000	2,200,588
HSBC Holdings plc
4.25%, 8/18/2025	200,000	191,781
3.90%, 5/25/2026	1,274,000	1,209,397
4.38%, 11/23/2026	1,471,000	1,410,032
6.50%, 5/2/2036	2,102,000	2,351,630
6.80%, 6/1/2038	2,210,000	2,567,947
5.25%, 3/14/2044	2,005,000	1,954,877
ING Groep NV
3.95%, 3/29/2027	2,291,000	2,166,988
JPMorgan Chase & Co.
3.88%, 9/10/2024	1,165,000	1,139,952
4.25%, 10/1/2027	854,000	831,653
6.40%, 5/15/2038	1,255,000	1,502,382
5.50%, 10/15/2040	1,728,000	1,867,066
5.60%, 7/15/2041	931,000	1,026,770
5.40%, 1/6/2042	1,932,000	2,065,737
5.63%, 8/16/2043	1,829,000	1,984,965
4.95%, 6/1/2045	2,019,000	2,010,302
Lloyds Banking Group plc
4.50%, 11/4/2024	3,090,000	2,965,882
4.45%, 5/8/2025	500,000	490,228
4.58%, 12/10/2025	2,201,000	2,076,912
4.65%, 3/24/2026	1,409,000	1,322,249
3.75%, 1/11/2027	1,678,000	1,516,245
4.34%, 1/9/2048	1,350,000	1,054,249
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	4,157,000	4,088,892
3.68%, 2/22/2027	2,294,000	2,224,708
Mizuho Financial Group, Inc.
2.84%, 9/13/2026	869,000	797,554
3.17%, 9/11/2027	1,773,000	1,650,265
4.02%, 3/5/2028	850,000	843,198
National Australia Bank Ltd.
2.50%, 7/12/2026	902,000	808,536
PNC Bank NA
4.05%, 7/26/2028	1,010,000	994,598
Royal Bank of Scotland Group plc
4.80%, 4/5/2026	3,034,000	2,936,707

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 23

Investments	Principal Amount	Value
Corporate Bonds (continued)
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	$3,767,000	$3,681,775
2.63%, 7/14/2026	1,862,000	1,675,946
3.01%, 10/19/2026	545,000	505,288
3.45%, 1/11/2027	811,000	771,323
3.36%, 7/12/2027	1,006,000	951,138
Wells Fargo & Co.
3.30%, 9/9/2024	1,100,000	1,053,586
3.00%, 2/19/2025	3,144,000	2,944,975
3.55%, 9/29/2025	1,118,000	1,069,134
3.00%, 4/22/2026	1,867,000	1,720,123
4.10%, 6/3/2026	2,459,000	2,372,453
3.00%, 10/23/2026	2,282,000	2,079,387
5.38%, 11/2/2043	748,000	764,281
4.65%, 11/4/2044	328,000	303,555
4.40%, 6/14/2046	500,000	449,604
4.75%, 12/7/2046	943,000	891,783
Wells Fargo Bank NA
6.60%, 1/15/2038	157,000	188,780
Westpac Banking Corp.
2.85%, 5/13/2026	2,300,000	2,122,485
2.70%, 8/19/2026	757,000	687,794
3.35%, 3/8/2027	1,170,000	1,111,241
		124,996,496
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	528,000	500,184
3.75%, 7/15/2042	1,885,000	1,505,826
Coca-Cola Co. (The)
2.88%, 10/27/2025	1,868,000	1,772,942
2.25%, 9/1/2026	816,000	734,738
		4,513,690
Capital Markets — 7.6%
Credit Suisse AG
3.63%, 9/9/2024	2,455,000	2,387,834
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	3,608,000	3,479,742
6.75%, 10/1/2037	4,514,000	5,155,619
6.25%, 2/1/2041	3,087,000	3,503,237
Jefferies Group LLC
4.15%, 1/23/2030	1,500,000	1,300,177
Morgan Stanley
3.70%, 10/23/2024	1,298,000	1,261,964
4.00%, 7/23/2025	1,456,000	1,425,338
5.00%, 11/24/2025	1,891,000	1,915,147
3.88%, 1/27/2026	2,604,000	2,506,307
3.13%, 7/27/2026	119,000	108,764
4.35%, 9/8/2026	1,189,000	1,153,411
3.63%, 1/20/2027	154,000	144,943
6.38%, 7/24/2042	866,000	1,034,606
Investments	Principal Amount	Value
Corporate Bonds (continued)
4.30%, 1/27/2045	$1,970,000	$1,789,650
4.38%, 1/22/2047	2,015,000	1,841,787
State Street Corp.
3.30%, 12/16/2024	1,197,000	1,160,333
3.55%, 8/18/2025	1,238,000	1,213,305
		31,382,164
Chemicals — 0.1%
Dow Chemical Co. (The)
7.38%, 11/1/2029	497,000	596,130
Communications Equipment — 0.9%
Cisco Systems, Inc.
5.90%, 2/15/2039	1,000,000	1,196,455
5.50%, 1/15/2040	2,164,000	2,496,780
		3,693,235
Consumer Finance — 0.6%
American Express Co.
4.05%, 12/3/2042	1,189,000	1,089,140
Ford Motor Credit Co. LLC
4.13%, 8/4/2025	310,000	277,866
4.39%, 1/8/2026	1,185,000	1,067,424
		2,434,430
Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	2,006,000	2,004,462
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	1,300,000	1,122,182
Shell International Finance BV
3.25%, 5/11/2025	2,414,000	2,339,597
2.88%, 5/10/2026	453,000	424,554
2.50%, 9/12/2026	107,000	96,886
4.13%, 5/11/2035	627,000	608,689
6.38%, 12/15/2038	1,567,000	1,924,812
5.50%, 3/25/2040	440,000	494,301
4.55%, 8/12/2043	945,000	949,847
4.38%, 5/11/2045	2,842,000	2,798,860
4.00%, 5/10/2046	1,810,000	1,682,213
3.75%, 9/12/2046	1,603,000	1,430,466
		15,876,869
Diversified Telecommunication Services — 5.2%
AT&T, Inc.
5.35%, 9/1/2040	1,450,000	1,367,523
5.55%, 8/15/2041	1,020,000	969,859
Telefonica Emisiones SAU
4.10%, 3/8/2027	417,000	394,920
7.05%, 6/20/2036	3,092,000	3,549,703
4.90%, 3/6/2048	2,700,000	2,352,603

See accompanying notes to the financial statements.

24 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Verizon Communications, Inc.
2.63%, 8/15/2026	$2,731,000	$2,445,526
4.13%, 3/16/2027	2,008,000	1,983,379
4.50%, 8/10/2033	1,896,000	1,840,483
4.27%, 1/15/2036	2,091,000	1,923,285
5.25%, 3/16/2037	750,000	770,907
4.13%, 8/15/2046	645,000	554,333
4.86%, 8/21/2046	1,650,000	1,572,447
4.52%, 9/15/2048	1,000,000	911,330
5.01%, 4/15/2049	1,000,000	967,749
		21,604,047
Electric Utilities — 0.8%
Duke Energy Florida LLC
6.40%, 6/15/2038	986,000	1,224,849
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	1,596,000	2,014,302
Pacific Gas & Electric Co.
6.05%, 3/1/2034	70,000	67,053
		3,306,204
Energy Equipment & Services — 0.5%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	1,038,000	985,586
Halliburton Co.
7.45%, 9/15/2039	967,000	1,205,775
		2,191,361
Entertainment — 2.2%
NBCUniversal Media LLC
4.45%, 1/15/2043	1,982,000	1,858,818
Viacom, Inc.
6.88%, 4/30/2036	1,964,000	2,131,667
4.38%, 3/15/2043	2,083,000	1,688,127
Walt Disney Co. (The)
3.00%, 2/13/2026	1,453,000	1,386,490
1.85%, 7/30/2026	2,478,000	2,169,144
		9,234,246
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.
7.38%, 3/15/2032	1,692,000	2,048,295
Food & Staples Retailing — 0.5%
Walmart, Inc.
6.50%, 8/15/2037	1,700,000	2,160,269
Food Products — 1.1%
JM Smucker Co. (The)
3.50%, 3/15/2025	1,500,000	1,424,909
Kraft Heinz Foods Co.
5.00%, 6/4/2042	2,499,000	2,248,993
Investments	Principal Amount	Value
Corporate Bonds (continued)
Unilever Capital Corp.
5.90%, 11/15/2032	$687,000	$822,830
		4,496,732
Health Care Equipment & Supplies — 2.4%
Medtronic, Inc.
3.50%, 3/15/2025	5,799,000	5,678,408
4.38%, 3/15/2035	1,592,000	1,597,288
4.63%, 3/15/2045	2,717,000	2,770,510
		10,046,206
Health Care Providers & Services — 3.5%
Anthem, Inc.
4.65%, 1/15/2043	1,520,000	1,443,056
Ascension Health
3.95%, 11/15/2046	1,971,000	1,826,232
HCA, Inc.
5.25%, 4/15/2025	2,977,000	3,006,770
UnitedHealth Group, Inc.
3.75%, 7/15/2025	2,127,000	2,117,651
3.10%, 3/15/2026	1,187,000	1,125,572
3.85%, 6/15/2028	500,000	498,925
4.63%, 7/15/2035	1,255,000	1,298,814
6.88%, 2/15/2038	912,000	1,187,844
4.75%, 7/15/2045	1,776,000	1,829,480
		14,334,344
Industrial Conglomerates — 0.8%
General Electric Co.
6.75%, 3/15/2032	3,175,000	3,239,420
Insurance — 1.8%
AXA SA
8.60%, 12/15/2030	1,618,000	2,034,635
Manulife Financial Corp.
4.15%, 3/4/2026	1,104,000	1,104,402
MetLife, Inc.
4.88%, 11/13/2043	2,000,000	2,026,716
4.05%, 3/1/2045	2,377,000	2,133,665
		7,299,418
IT Services — 0.6%
International Business Machines Corp.
3.45%, 2/19/2026	1,410,000	1,341,751
4.00%, 6/20/2042	1,138,000	1,008,070
		2,349,821
Machinery — 0.5%
Caterpillar, Inc.
3.80%, 8/15/2042	2,266,000	2,044,577
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 25

Investments	Principal Amount	Value
Corporate Bonds (continued)
Media — 3.1%
Comcast Corp.
4.25%, 1/15/2033	$1,502,000	$1,456,475
6.50%, 11/15/2035	1,073,000	1,256,802
4.65%, 7/15/2042	1,664,000	1,605,140
4.75%, 3/1/2044	2,003,000	1,938,239
Time Warner Cable LLC
7.30%, 7/1/2038	2,448,000	2,647,494
6.75%, 6/15/2039	3,087,000	3,184,901
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	596,000	719,138
		12,808,189
Metals & Mining — 4.4%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	2,852,000	2,697,059
5.00%, 9/30/2043	2,609,000	2,754,012
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	1,040,000	1,119,938
Southern Copper Corp.
6.75%, 4/16/2040	1,071,000	1,152,338
5.25%, 11/8/2042	2,262,000	2,065,013
5.88%, 4/23/2045	1,634,000	1,612,137
Vale Overseas Ltd.
6.25%, 8/10/2026	2,440,000	2,604,700
6.88%, 11/21/2036	1,767,000	1,979,040
6.88%, 11/10/2039	1,763,000	1,989,175
		17,973,412
Multiline Retail — 1.1%
Target Corp.
3.50%, 7/1/2024	436,000	436,263
2.50%, 4/15/2026	1,980,000	1,813,368
4.00%, 7/1/2042	224,000	205,686
3.63%, 4/15/2046	2,330,000	1,978,416
		4,433,733
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,414,000	1,650,718
Oil, Gas & Consumable Fuels — 5.3%
BP Capital Markets plc
3.51%, 3/17/2025	1,042,000	1,015,782
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	1,014,000	1,101,770
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,237,000	2,162,682
CNOOC Finance 2015 USA LLC
3.50%, 5/5/2025	450,000	429,802
ConocoPhillips
6.50%, 2/1/2039	2,483,000	3,029,981
Investments	Principal Amount	Value
Corporate Bonds (continued)
ConocoPhillips Holding Co.
6.95%, 4/15/2029	$769,000	$930,338
Ecopetrol SA
4.13%, 1/16/2025	1,351,000	1,269,534
5.88%, 5/28/2045	1,999,000	1,827,586
Hess Corp.
5.60%, 2/15/2041	1,915,000	1,675,560
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	862,000	956,866
Kinder Morgan, Inc.
7.75%, 1/15/2032	1,171,000	1,388,225
Nexen Energy ULC
6.40%, 5/15/2037	433,000	510,375
Phillips 66
5.88%, 5/1/2042	1,220,000	1,310,593
Suncor Energy, Inc.
6.50%, 6/15/2038	950,000	1,079,696
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	202,000	220,307
Valero Energy Corp.
6.63%, 6/15/2037	1,324,000	1,460,110
Williams Cos., Inc. (The)
6.30%, 4/15/2040	1,454,000	1,512,113
		21,881,320
Pharmaceuticals — 6.1%
AstraZeneca plc
3.38%, 11/16/2025	1,926,000	1,838,501
6.45%, 9/15/2037	2,688,000	3,178,135
4.00%, 9/18/2042	849,000	752,173
4.38%, 11/16/2045	1,009,000	941,363
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/2025	420,000	417,489
3.88%, 5/15/2028	1,500,000	1,496,921
6.38%, 5/15/2038	2,791,000	3,441,313
Merck & Co., Inc.
4.15%, 5/18/2043	1,175,000	1,172,533
Novartis Capital Corp.
4.40%, 5/6/2044	1,792,000	1,826,039
Pfizer, Inc.
2.75%, 6/3/2026	1,642,000	1,546,282
3.00%, 12/15/2026	2,344,000	2,230,556
4.00%, 12/15/2036	114,000	110,076
7.20%, 3/15/2039	3,047,000	4,149,850
4.13%, 12/15/2046	674,000	649,741
Wyeth LLC
5.95%, 4/1/2037	1,377,000	1,642,892
		25,393,864
Software — 1.7%
Microsoft Corp.
4.50%, 10/1/2040	1,048,000	1,100,518
5.30%, 2/8/2041	996,000	1,144,522

See accompanying notes to the financial statements.

26 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Oracle Corp.
6.50%, 4/15/2038	$1,283,000	$1,586,416
6.13%, 7/8/2039	1,051,000	1,261,319
5.38%, 7/15/2040	1,800,000	1,991,599
		7,084,374
Specialty Retail — 1.0%
Home Depot, Inc. (The)
5.88%, 12/16/2036	3,584,000	4,182,425
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.
2.50%, 2/9/2025	1,443,000	1,343,417
3.20%, 5/13/2025	4,503,000	4,357,089
3.85%, 5/4/2043	1,767,000	1,621,557
4.45%, 5/6/2044	1,044,000	1,041,479
3.45%, 2/9/2045	1,443,000	1,234,987
4.38%, 5/13/2045	613,000	605,337
HP, Inc.
6.00%, 9/15/2041	967,000	938,139
		11,142,005
Wireless Telecommunication Services — 3.6%
America Movil SAB de CV
6.38%, 3/1/2035	890,000	1,009,401
6.13%, 3/30/2040	1,678,000	1,900,713
4.38%, 7/16/2042	919,000	840,260
Telefonica Europe BV
8.25%, 9/15/2030	723,000	915,947
Vodafone Group plc
4.13%, 5/30/2025	1,464,000	1,428,262
4.38%, 5/30/2028	2,000,000	1,919,280
6.15%, 2/27/2037	1,436,000	1,486,061
5.00%, 5/30/2038	1,104,000	1,013,099
Investments	Principal Amount	Value
Corporate Bonds (continued)
4.38%, 2/19/2043	$1,821,000	$1,501,389
5.25%, 5/30/2048	2,900,000	2,672,750
		14,687,162
Total Corporate Bonds (Cost $427,164,530)		399,014,451
Short-Term Investments — 1.8%
Repurchase Agreements (a) — 1.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $7,624,258 (Cost $7,622,823)	7,622,823	7,622,823
Total Investments — 98.4% (Cost $434,787,353)		406,637,274
Other assets less liabilities — 1.6%		6,636,569
Net Assets — 100.0%		$413,273,843

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,500
Aggregate gross unrealized depreciation	(29,916,717)
Net unrealized depreciation	$(29,875,217)
Federal income tax cost	$434,751,380

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	1,340	3/20/2019	USD	$160,067,188	$(630,061)
U.S. Treasury Long Bond	1,456	3/20/2019	USD	203,703,500	(1,082,842)
U.S. Treasury Ultra Bond	232	3/20/2019	USD	35,358,250	(48,208)
					$(1,761,111)

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 27

Investments	Principal Amount	Value
Short-Term Investments — 81.8%
Repurchase Agreements (a) — 81.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $22,765,037 (Cost $22,760,754)	$22,760,754	$22,760,754
Total Investments — 81.8% (Cost $22,760,754)		22,760,754
Other assets less liabilities — 18.2%		5,078,608
Net Assets — 100.0%		$27,839,362

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,840,987)
Net unrealized depreciation	$(4,840,987)
Federal income tax cost	$22,760,754

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
WTI Crude Oil	546	12/19/2018	USD	$27,807,780	$(4,840,987)

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

28 :: OILK K-1 FREE CRUDE OIL STRATEGY ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 96.9%
AbbVie, Inc. (Biotechnology)	0.5%	40,643	$3,831,416
Adobe, Inc.* (Software)	0.7%	22,020	5,524,598
Alphabet, Inc., Class A* (Interactive Media & Services)	0.8%	5,542	6,149,680
Alphabet, Inc., Class C* (Interactive Media & Services)	0.8%	5,791	6,337,844
Altria Group, Inc. (Tobacco)	0.5%	76,125	4,173,934
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1.9%	9,127	15,426,182
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.4%	108,323	19,344,321
AT&T, Inc. (Diversified Telecommunication Services)	0.4%	115,673	3,613,624
Autodesk, Inc.* (Software)	0.4%	23,308	3,368,006
Bank of America Corp. (Banks)	1.1%	321,461	9,129,493
Baxter International, Inc. (Health Care Equipment & Supplies)	0.4%	51,943	3,560,693
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.1%	40,201	8,773,466
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	13,949	3,311,632
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	44,713	5,318,164
CME Group, Inc. (Capital Markets)	0.5%	22,309	4,240,495
Cognizant Technology Solutions Corp., Class A (IT Services)	0.4%	48,972	3,488,276
Comcast Corp., Class A (Media)	0.6%	114,796	4,478,192
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.6%	65,702	4,348,158
Danaher Corp. (Health Care Equipment & Supplies)	0.5%	33,971	3,721,183
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	0.5%	37,647	3,889,312
Exelon Corp. (Electric Utilities)	0.5%	80,521	3,735,369
Express Scripts Holding Co.* (Health Care Providers & Services)	0.5%	39,455	4,003,499
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.8%	80,901	6,431,629
Facebook, Inc., Class A* (Interactive Media & Services)	1.4%	79,388	11,162,747
Home Depot, Inc. (The) (Specialty Retail)	0.7%	31,657	5,708,390
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	81,286	4,008,213
Johnson & Johnson (Pharmaceuticals)	1.0%	52,866	7,766,016
JPMorgan Chase & Co. (Banks)	0.9%	65,291	7,259,706
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Lockheed Martin Corp. (Aerospace & Defense)	0.5%	14,117	$4,241,170
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	90,050	3,472,328
Microsoft Corp. (Software)	2.4%	177,076	19,635,958
Morgan Stanley (Capital Markets)	0.5%	87,286	3,874,626
Netflix, Inc.* (Entertainment)	0.5%	13,208	3,779,205
Norfolk Southern Corp. (Road & Rail)	0.4%	21,312	3,638,811
Oracle Corp. (Software)	0.6%	101,621	4,955,040
Pfizer, Inc. (Pharmaceuticals)	0.6%	94,693	4,377,657
Philip Morris International, Inc. (Tobacco)	0.8%	68,652	5,940,457
PNC Financial Services Group, Inc. (The) (Banks)	0.5%	30,010	4,074,758
Procter & Gamble Co. (The) (Household Products)	0.4%	39,001	3,685,985
Public Storage (Equity Real Estate Investment Trusts (REITs))	0.4%	15,802	3,369,934
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	21,182	3,933,286
Union Pacific Corp. (Road & Rail)	0.7%	35,338	5,434,277
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.6%	15,456	4,348,700
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	70,938	4,277,561
Vertex Pharmaceuticals, Inc.* (Biotechnology)	0.4%	19,846	3,587,958
Visa, Inc., Class A (IT Services)	0.5%	28,731	4,071,470
Waste Management, Inc. (Commercial Services & Supplies)	0.4%	37,064	3,474,750
Wells Fargo & Co. (Banks)	0.5%	68,587	3,722,902
Xcel Energy, Inc. (Electric Utilities)	0.4%	63,161	3,312,795
Zoetis, Inc. (Pharmaceuticals)	0.4%	38,313	3,596,441
Other Common Stocks	62.4%	9,578,597	502,621,945
Total Common Stocks (Cost $810,188,039)			779,532,252

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 29

	Principal Amount	Value
Short-Term Investments — 0.6%
Repurchase Agreements (b) — 0.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $5,071,610 (Cost $5,070,655)	$5,070,655	$5,070,655
Total Investments — 97.5% (Cost $815,258,694)		784,602,907
Other assets less liabilities — 2.5%		20,462,965
Net Assets — 100.0%		$805,065,872

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $27,426,865.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,126,168
Aggregate gross unrealized depreciation	(60,727,844)
Net unrealized depreciation	$(16,601,676)
Federal income tax cost	$819,252,930

Swap Agreements1

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(227,141,233)	11/6/2019	Deutsche Bank AG	(2.17)%	Credit Suisse 130/30 Large Cap Index (short portion)[6]	5,861,180	—	(5,861,180)	—
(6,893,188)	11/6/2019	Goldman Sachs International	(2.32)%	Credit Suisse 130/30 Large Cap Index (short portion)[6]	(233,642)	—	233,642	—
(9,539,708)	11/6/2019	Societe Generale	(2.12)%	Credit Suisse 130/30 Large Cap Index (short portion)[6]	(381,945)
186,310,573	11/13/2019	Societe Generale	2.52%	Credit Suisse 130/30 Large Cap Index (long portion)[7]	9,162,208
176,770,865					8,780,263	(8,093,654)	—	686,609
(4,563,816)	11/6/2019	UBS AG	(2.42)%	Credit Suisse 130/30 Large Cap Index (short portion)[6]	(93,860)

See accompanying notes to the financial statements.

30 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
87,350,345	11/13/2019	UBS AG	2.67%	Credit Suisse 130/30 Large Cap Index (long portion)[7]	3,734,406
82,786,529					3,640,546	—	—	3,640,546
25,522,973					18,048,347
				Total Unrealized Appreciation	18,757,794
				Total Unrealized Depreciation	(709,447)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.

7  See the Common Stocks section of the preceding Summary Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	2.4%
Airlines	0.6%
Auto Components	0.5%
Automobiles	0.6%
Banks	5.3%
Beverages	1.2%
Biotechnology	1.6%
Building Products	0.4%
Capital Markets	3.5%
Chemicals	1.2%
Commercial Services & Supplies	0.9%
Communications Equipment	0.8%
Construction & Engineering	0.5%
Construction Materials	0.1%
Consumer Finance	0.9%
Containers & Packaging	0.9%
Distributors	0.3%
Diversified Consumer Services	0.1%
Diversified Financial Services	1.1%
Diversified Telecommunication Services	1.3%
Electric Utilities	2.6%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 31

Energy Equipment & Services	0.9%
Entertainment	1.6%
Equity Real Estate Investment Trusts (REITs)	5.7%
Food & Staples Retailing	0.8%
Food Products	1.4%
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	2.9%
Health Care Technology	0.2%
Hotels, Restaurants & Leisure	2.6%
Household Durables	1.2%
Household Products	1.0%
Independent Power and Renewable Electricity Producers	0.3%
Industrial Conglomerates	0.7%
Insurance	3.4%
Interactive Media & Services	3.1%
Internet & Direct Marketing Retail	2.3%
IT Services	3.3%
Life Sciences Tools & Services	1.3%
Machinery	1.5%
Media	1.8%
Metals & Mining	0.4%
Multiline Retail	0.7%
Multi-Utilities	1.5%
Oil, Gas & Consumable Fuels	5.6%
Personal Products	0.2%
Pharmaceuticals	2.9%
Professional Services	0.4%
Road & Rail	1.4%
Semiconductors & Semiconductor Equipment	2.8%
Software	6.1%
Specialty Retail	2.4%
Technology Hardware, Storage & Peripherals	3.3%
Textiles, Apparel & Luxury Goods	1.1%
Tobacco	1.3%
Trading Companies & Distributors	0.4%
Other[1]	3.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

32 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 94.6%
Diversified Consumer Services — 4.4%
Chegg, Inc.*	72,341	$2,021,931
Entertainment — 4.3%
Netflix, Inc.*	7,046	2,016,073
Internet & Direct Marketing Retail — 85.9%
1-800-Flowers.com, Inc., Class A*	42,606	533,001
Alibaba Group Holding Ltd., ADR*	42,745	6,875,961
Amazon.com, Inc.*	6,336	10,708,917
Blue Apron Holdings, Inc., Class A*	92,969	108,774
Duluth Holdings, Inc., Class B*	34,940	1,096,417
eBay, Inc.*	65,368	1,951,235
Etsy, Inc.*	38,672	2,089,835
Groupon, Inc.*	615,963	1,891,006
JD.com, Inc., ADR*	60,172	1,277,451
Lands' End, Inc.*	38,512	817,610
MercadoLibre, Inc.*	3,780	1,330,446
Nutrisystem, Inc.	35,172	1,308,047
Overstock.com, Inc.*	38,433	751,749
PetMed Express, Inc.	24,718	595,457
Qurate Retail, Inc.*	84,549	1,878,679
Shutterfly, Inc.*	37,976	1,898,420
Stitch Fix, Inc., Class A*	50,013	1,366,855
Vipshop Holdings Ltd., ADR*	223,245	1,288,124
Wayfair, Inc., Class A*	20,510	2,178,162
		39,946,146
Total Common Stocks (Cost $47,970,930)		43,984,150
Investments	Principal Amount	Value
Short-Term Investments — 9.7%
Repurchase Agreements (b) — 9.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,513,488 (Cost $4,512,639)	$4,512,639	$4,512,639
Total Investments — 104.3% (Cost $52,483,569)		48,496,789
Liabilities in excess of other assets — (4.3%)		(1,996,510)
Net Assets — 100.0%		$46,500,279

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,360,754.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,401,181
Aggregate gross unrealized depreciation	(10,419,293)
Net unrealized depreciation	$(6,018,112)
Federal income tax cost	$52,728,086

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: LONG ONLINE/SHORT STORES ETF CLIX :: 33

Swap Agreements1

Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,439,920)	11/13/2019	Credit Suisse International	(2.82)%	Solactive- ProShares Bricks and Mortar Retail Store Index	(2,325,426)
416,613	11/13/2019	Credit Suisse International	2.52%	ProShares Online Retail Index	53,094
(2,023,307)					(2,272,332)	2,053,168	219,164	—
(20,853,985)	11/6/2019	Societe Generale	(1.12)%	Solactive- ProShares Bricks and Mortar Retail Store Index	330,949
2,146,371	11/6/2019	Societe Generale	2.67%	ProShares Online Retail Index	154,568
(18,707,614)					485,517	(221,382)	—	264,135
(20,730,921)					(1,786,815)
				Total Unrealized Appreciation	538,611
				Total Unrealized Depreciation	(2,325,426)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

34 :: CLIX LONG ONLINE/SHORT STORES ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 89.8%
Repurchase Agreements (a) — 89.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,750,006 (Cost $2,749,488)	$2,749,488	$2,749,488
Total Investments — 89.8% (Cost $2,749,488)		2,749,488
Other assets less liabilities — 10.2%		311,700
Net Assets — 100.0%		$3,061,188

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,587
Aggregate gross unrealized depreciation	(24,171)
Net unrealized appreciation	$71,416
Federal income tax cost	$2,749,488

Managed Futures Strategy ETF had the following open long and short futures contracts as of November 30, 2018:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Coffee 'C'	1	3/19/2019	USD	$40,331	$(5,065)
Gold	3	2/26/2019	USD	118,248	(824)
Lean Hogs	2	4/12/2019	USD	57,580	2,364
Live Cattle	3	2/28/2019	USD	144,600	951
Natural Gas	2	12/27/2018	USD	92,240	29,675
Sugar No. 11	4	2/28/2019	USD	57,523	(874)
					$26,227

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: MANAGED FUTURES STRATEGY ETF FUT :: 35

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	3	3/14/2019	USD	$66,090	$4,101
Copper	1	3/27/2019	USD	69,687	(340)
Corn	4	3/14/2019	USD	75,550	1,089
Cotton No. 2	2	3/7/2019	USD	78,910	859
E-Mini Euro	2	12/17/2018	USD	141,525	2,950
Foreign Exchange AUD/USD	2	12/17/2018	USD	146,100	(3,835)
Foreign Exchange CAD/USD	2	12/18/2018	USD	150,530	3,100
Foreign Exchange CHF/USD	1	12/17/2018	USD	125,188	210
Foreign Exchange GBP/USD	2	12/17/2018	USD	159,388	2,589
Foreign Exchange JPY/USD	2	12/17/2018	USD	220,287	4,505
NY Harbor ULSD	1	1/31/2019	USD	76,541	16,378
RBOB Gasoline	1	1/31/2019	USD	59,018	12,216
Silver	4	3/27/2019	USD	56,868	2,250
Soybean	2	1/14/2019	USD	89,475	(3,206)
U.S. Treasury 10 Year Note	5	3/20/2019	USD	597,266	(5,774)
U.S. Treasury Long Bond	2	3/20/2019	USD	279,812	(4,253)
Wheat	2	3/14/2019	USD	51,575	982
WTI Crude Oil	1	1/22/2019	USD	51,090	11,368
					$45,189
					$71,416

Abbreviations

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

GBP  British Pound

JPY  Japanese Yen

USD  U.S. Dollar

See accompanying notes to the financial statements.

36 :: FUT MANAGED FUTURES STRATEGY ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 78.0%
Aerospace & Defense — 2.6%
Esterline Technologies Corp.*	810	$96,171
Banks — 2.3%
MB Financial, Inc.	1,832	84,052
Beverages — 0.6%
Keurig Dr Pepper, Inc.	788	21,276
Biotechnology — 2.6%
Shire plc	1,638	94,969
Communications Equipment — 7.3%
ARRIS International plc*	3,086	95,358
Finisar Corp.*	4,341	101,362
Oclaro, Inc.*	9,086	73,324
		270,044
Containers & Packaging — 2.4%
Bemis Co., Inc.	1,815	88,499
Electronic Equipment, Instruments & Components — 2.6%
Electro Scientific Industries, Inc.*	3,302	97,079
Energy Equipment & Services — 2.3%
Ocean Rig UDW, Inc., Class A*	3,078	85,353
Entertainment — 2.5%
Pandora Media, Inc.*	10,447	90,784
Equity Real Estate Investment Trusts (REITs) — 2.6%
Forest City Realty Trust, Inc., Class A	3,706	93,762
Health Care Providers & Services — 3.1%
CVS Health Corp.	1	77
Express Scripts Holding Co.*	1,137	115,371
		115,448
Health Care Technology — 2.6%
athenahealth, Inc.*	715	95,166
Investments	Shares		Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.5%
Sonic Corp.	2,157		$93,722
Insurance — 4.9%
Aspen Insurance Holdings Ltd.	2,276		95,273
Stewart Information Services Corp.	2,058		86,560
			181,833
Multi-Utilities — 2.5%
Vectren Corp.	1,265		90,840
Oil, Gas & Consumable Fuels — 9.2%
Diamondback Energy, Inc.	—	(a)	25
Newfield Exploration Co.*	4,019		68,122
Penn Virginia Corp.*	1,418		82,457
Resolute Energy Corp.*	2,810		99,924
WildHorse Resource Development Corp.*	4,797		88,647
			339,175
Pharmaceuticals — 5.2%
BTG plc*	8,952		95,249
Endocyte, Inc.*	4,005		94,638
			189,887
Professional Services — 2.5%
Dun & Bradstreet Corp. (The)	653		93,732
Semiconductors & Semiconductor Equipment — 2.6%
Integrated Device Technology, Inc.*	2,009		96,311
Software — 15.1%
Apptio, Inc., Class A*	2,506		95,629
Gemalto NV*	1,567		89,693
Hortonworks, Inc.*	3,840		61,824
Imperva, Inc.*	1,698		94,256
Red Hat, Inc.*	551		98,387
SendGrid, Inc.*	2,570		117,218
			557,007
Total Common Stocks (Cost $2,925,763)			2,875,110

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: MERGER ETF MRGR :: 37

Investments	Shares	Value
Master Limited Partnerships — 4.5%
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Partners LP	2,744	$75,899
Western Gas Partners LP	2,018	89,680
Total Master Limited Partnerships (Cost $181,539)		165,579
	Number of Rights
Rights — 0.2%
Food Products — 0.2%
Schuman, Inc., CVR*(b)(c) (Cost $—)	4,250	8,500
	Principal Amount
Short-Term Investments — 8.1%
Repurchase Agreements (d) — 8.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $299,762 (Cost $299,705)	$299,705	299,705
Total Investments — 90.8% (Cost $3,407,007)		3,348,894
Other assets less liabilities — 9.2%		339,838
Net Assets — 100.0%		$3,688,732

*  Non-income producing security.

(a)  Amount represents less than one share.

(b)  Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to $8,500, which represents approximately 0.23% of net assets of the Fund.

(c)  Illiquid security.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,648
Aggregate gross unrealized depreciation	(190,353)
Net unrealized depreciation	$(88,705)
Federal income tax cost	$3,408,293

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of November 30, 2018:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation[1]
U.S. Dollar vs. Euro	Goldman Sachs International	02/07/19	(92,000)	$105,886	$104,802	$1,084
U.S. Dollar vs. British Pound	Goldman Sachs International	02/07/19	(149,000)	193,729	190,566	3,163
Total Appreciation						$4,247
						$4,247[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $4,247. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

38 :: MRGR MERGER ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Merger ETF had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(4,707)	11/6/2019	Citibank NA	(1.52)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[6]	705
5,702	11/6/2019	Citibank NA	2.67%	S&P Merger Arbitrage Index (long exposure to Targets)[7]	(140)
995					565	—	—	565
(1,269,256)	11/6/2020	Societe Generale	(1.62)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[6]	(34,295)
594,982	11/6/2019	Societe Generale	2.77%	S&P Merger Arbitrage Index (long exposure to Targets)[7]	177
(674,274)					(34,118)	—	19,434	(14,684)
(673,279)					(33,553)
				Total Unrealized Appreciation	882
				Total Unrealized Depreciation	(34,435)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/
Merger_Acquirers_November.pdf.

7  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2018:

United States	72.8%
United Kingdom	5.2%
Netherlands	2.4%
Norway	2.3%
Other[1]	17.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: MERGER ETF MRGR :: 39

Investments	Shares	Value
Exchange Traded Funds — 99.9%
ProShares DJ Brookfield Global Infrastructure ETF (a)	24,284	$985,323
ProShares Global Listed Private Equity ETF (a)	19,860	658,061
ProShares Hedge Replication ETF (a)	21,998	976,711
ProShares Inflation Expectations ETF (a)	41,044	1,174,885
ProShares Managed Futures Strategy ETF (a)	35,687	1,458,706
ProShares Merger ETF (a)	45,469	1,675,760
ProShares RAFITM Long/Short (a)	14,521	529,581
Total Exchange Traded Funds (Cost $7,591,007)		7,459,027
	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (b) — 0.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $20,742 (Cost $20,738)	$20,738	20,738
Total Investments — 100.2% (Cost $7,611,745)		7,479,765
Liabilities in excess of other assets — (0.2%)		(18,313)
Net Assets — 100.0%		$7,461,452

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,328
Aggregate gross unrealized depreciation	(200,894)
Net unrealized depreciation	$(145,566)
Federal income tax cost	$7,625,331

Investment in a company which was affiliated for the period ending November 30, 2018, was as follows:

Exchange Traded Funds	Value May 31, 2018	Purchases at Cost	Sales at Value	Shares November 30, 2018	Value November 30, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$604,251	$927,567	$515,663	24,284	$985,323	$(13,533)	$7,861	$(17,299)
ProShares Global Listed Private Equity ETF	939,698	337,560	547,231	19,860	658,061	(13,590)	21,229	(58,376)
ProShares Hedge Replication ETF	2,149,793	189,161	1,330,329	21,998	976,711	(53,900)	5,355	21,986
ProShares Inflation Expectations ETF	1,316,697	199,379	341,091	41,044	1,174,885	(4,042)	21,105	3,942
ProShares Managed Futures Strategy ETF	766,348	888,392	235,420	35,687	1,458,706	35,143	2,577	4,243
ProShares Merger ETF	1,552,788	546,078	473,809	45,469	1,675,760	58,491	20,034	(7,788)
ProShares RAFITM Long/Short	935,634	131,775	529,501	14,521	529,581	25,875	7,086	(34,202)
	$8,265,209	$3,219,912	$3,973,044	202,863	$7,459,027	$34,444	$85,247	$(87,494)

Further information about each affiliated Underlying Fund may be found herein.

See accompanying notes to the financial statements.

40 :: ALTS MORNINGSTAR ALTERNATIVES SOLUTION ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.2%
Aerospace & Defense — 1.7%
BAE Systems plc	299,377	$1,876,644
Beverages — 3.5%
Asahi Group Holdings Ltd.	44,880	1,878,992
Diageo plc	54,250	1,954,358
		3,833,350
Biotechnology — 1.7%
Shire plc	32,925	1,911,410
Chemicals — 5.3%
Croda International plc	32,297	2,009,290
FUCHS PETROLUB SE (Preference)	43,769	1,811,820
Novozymes A/S, Class B	41,696	1,942,659
		5,763,769
Commercial Services & Supplies — 1.7%
Babcock International Group plc	256,551	1,859,254
Diversified Financial Services — 5.5%
Groupe Bruxelles Lambert SA	22,003	1,980,575
Mitsubishi UFJ Lease & Finance Co. Ltd.	368,816	2,010,543
Standard Life Aberdeen plc	598,871	2,027,920
		6,019,038
Electric Utilities — 5.4%
CK Infrastructure Holdings Ltd.	266,215	2,024,061
Red Electrica Corp. SA	90,022	1,938,150
SSE plc	135,806	1,898,226
		5,860,437
Equity Real Estate Investment Trusts (REITs) — 1.8%
Link REIT	210,122	2,000,331
Food & Staples Retailing — 3.6%
Koninklijke Ahold Delhaize NV	76,598	1,969,161
Sundrug Co. Ltd.	56,821	1,916,552
		3,885,713
Food Products — 7.1%
Associated British Foods plc	61,918	1,914,988
Chocoladefabriken Lindt & Spruengli AG, Class PC	284	1,938,140
Kerry Group plc, Class A	18,825	1,944,958
Nestle SA (Registered)	23,265	1,982,070
		7,780,156
Gas Utilities — 1.8%
APA Group	308,382	1,981,724
Investments	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 7.2%
Asahi Intecc Co. Ltd.	42,671	$1,999,205
Coloplast A/S, Class B	20,794	1,983,055
EssilorLuxottica SA	15,392	1,954,504
Sysmex Corp.	35,462	1,889,121
		7,825,885
Health Care Providers & Services — 7.3%
Fresenius Medical Care AG & Co. KGaA	25,839	2,102,936
Fresenius SE & Co. KGaA	34,359	1,949,817
Ramsay Health Care Ltd.	49,985	1,979,114
Ryman Healthcare Ltd.	248,856	1,981,185
		8,013,052
Hotels, Restaurants & Leisure — 5.3%
Compass Group plc	91,119	1,951,403
Domino's Pizza Enterprises Ltd.	56,881	1,910,302
Paddy Power Betfair plc	21,481	1,928,724
		5,790,429
Household Durables — 3.8%
SEB SA	14,936	2,140,969
Techtronic Industries Co. Ltd.	367,083	1,974,787
		4,115,756
Insurance — 1.8%
Prudential plc	100,061	1,966,723
Interactive Media & Services — 1.9%
REA Group Ltd.	37,293	2,071,631
Media — 1.8%
WPP plc	180,107	1,989,595
Multiline Retail — 1.7%
Don Quijote Holdings Co. Ltd.	31,455	1,908,630
Multi-Utilities — 1.8%
AGL Energy Ltd.	145,287	1,995,662
Oil, Gas & Consumable Fuels — 3.5%
Enagas SA	70,210	1,929,350
Washington H Soul Pattinson & Co. Ltd.	96,702	1,851,568
		3,780,918
Personal Products — 1.8%
L'Oreal SA	8,365	1,969,077

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 41

Investments	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 7.4%
Novartis AG (Registered)	22,055	$2,007,428
Novo Nordisk A/S, Class B	44,235	2,053,571
Roche Holding AG	7,847	2,034,480
Sanofi	21,702	1,961,098
		8,056,577
Professional Services — 3.7%
Intertek Group plc	33,161	1,987,306
Wolters Kluwer NV	33,525	2,023,957
		4,011,263
Real Estate Management & Development — 1.8%
Daito Trust Construction Co. Ltd.	15,376	2,008,156
Road & Rail — 1.8%
MTR Corp. Ltd.	388,019	2,013,043
Specialty Retail — 1.8%
Shimamura Co. Ltd.	23,599	2,003,473
Trading Companies & Distributors — 3.7%
Ashtead Group plc	89,226	2,002,506
Bunzl plc	65,878	2,030,739
		4,033,245
Wireless Telecommunication Services — 2.0%
Vodafone Group plc	992,336	2,138,986
Total Common Stocks (Cost $111,254,191)		108,463,927
Investments	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreements (a) — 0.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $306,786 (Cost $306,729)	$306,729	$306,729
Total Investments — 99.5% (Cost $111,560,920)		108,770,656
Other assets less liabilities — 0.5%		539,526
Net Assets — 100.0%		$109,310,182

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,537,271
Aggregate gross unrealized depreciation	(9,407,774)
Net unrealized depreciation	$(2,870,503)
Federal income tax cost	$111,641,159

See accompanying notes to the financial statements.

42 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2018:

United Kingdom	27.0%
Japan	14.3%
Australia	10.8%
France	7.3%
Switzerland	7.3%
Hong Kong	5.5%
Denmark	5.5%
Germany	5.4%
Netherlands	3.7%
Ireland	3.5%
Spain	3.5%
China	1.8%
New Zealand	1.8%
Belgium	1.8%
Other[1]	0.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 43

Investments	Shares	Value
Common Stocks — 99.2%
Banks — 16.0%
Absa Group Ltd.	21,705	$241,188
Bancolombia SA, ADR	11,515	460,715
Bank Central Asia Tbk. PT	138,778	252,765
Bank Rakyat Indonesia Persero Tbk. PT	989,581	250,465
Capitec Bank Holdings Ltd.	3,091	245,340
E.Sun Financial Holding Co. Ltd.	351,558	237,404
Grupo Financiero Inbursa SAB de CV, Class O	290,939	391,945
Itau Unibanco Holding SA, ADR	41,739	389,425
Nedbank Group Ltd.	13,054	250,375
Nedbank Group Ltd., ADR	3,100	59,551
OTP Bank Nyrt.	5,953	238,209
Public Bank Bhd.	40,023	238,349
		3,255,731
Chemicals — 2.5%
Asian Paints Ltd.	13,064	252,292
Pidilite Industries Ltd.	15,134	252,606
		504,898
Construction & Engineering — 1.5%
Larsen & Toubro Ltd., GDR (a)	15,653	314,625
Construction Materials — 1.9%
Grupo Argos SA	78,637	393,428
Consumer Finance — 1.3%
Bajaj Finance Ltd.	7,173	261,180
Diversified Financial Services — 5.9%
FirstRand Ltd.	49,730	239,702
Metro Pacific Investments Corp.	2,709,592	242,943
PSG Group Ltd.	14,286	242,245
Remgro Ltd.	16,826	244,812
RMB Holdings Ltd.	42,604	240,522
		1,210,224
Electronic Equipment, Instruments & Components — 1.2%
Sunny Optical Technology Group Co. Ltd.	24,687	238,856
Equity Real Estate Investment Trusts (REITs) — 1.2%
Resilient REIT Ltd.	53,932	234,310
Investments	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 3.8%
BIM Birlesik Magazalar A/S	15,723	$254,813
Clicks Group Ltd.	18,286	247,781
SPAR Group Ltd. (The)	18,917	267,223
		769,817
Food Products — 2.5%
Indofood CBP Sukses Makmur Tbk. PT	396,960	273,383
Nestle Malaysia Bhd.	6,770	241,710
		515,093
Gas Utilities — 2.5%
China Gas Holdings Ltd.	74,209	254,667
China Resources Gas Group Ltd.	64,820	261,384
		516,051
Health Care Providers & Services — 4.8%
Bangkok Dusit Medical Services PCL, Class F	312,114	251,494
Netcare Ltd.	134,755	248,921
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	99,790	246,159
Sinopharm Group Co. Ltd., Class H	48,198	237,479
		984,053
Hotels, Restaurants & Leisure — 1.2%
Jollibee Foods Corp.	44,869	238,297
Household Products — 2.5%
Hindustan Unilever Ltd.	10,078	253,631
Unilever Indonesia Tbk. PT	84,342	249,149
		502,780
Industrial Conglomerates — 4.2%
Alfa SAB de CV, Class A	373,451	375,400
SK Holdings Co. Ltd.	959	240,830
Turkiye Sise ve Cam Fabrikalari A/S	256,832	247,769
		863,999
Insurance — 2.7%
Discovery Ltd.	20,951	232,659
Sanlam Ltd.	43,759	242,591
Sanlam Ltd., ADR	5,983	66,301
		541,551

See accompanying notes to the financial statements.

44 :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 2.1%
Tencent Holdings Ltd.	6,641	$264,825
Tencent Holdings Ltd., ADR	4,000	159,474
		424,299
IT Services — 3.6%
Infosys Ltd., ADR	48,820	481,365
Tata Consultancy Services Ltd.	9,090	256,710
		738,075
Media — 2.0%
Naspers Ltd., Class N	1,282	255,590
Naspers Ltd., Class N, ADR	4,000	159,409
		414,999
Oil, Gas & Consumable Fuels — 4.7%
LUKOIL PJSC	3,275	239,319
LUKOIL PJSC, ADR	3,600	263,256
Reliance Industries Ltd.	15,010	251,452
Rosneft Oil Co. PJSC	30,929	195,314
		949,341
Personal Products — 3.7%
Godrej Consumer Products Ltd.	24,107	259,541
Hengan International Group Co. Ltd.	30,041	245,542
Marico Ltd.	48,626	248,903
		753,986
Pharmaceuticals — 1.0%
China Medical System Holdings Ltd.	195,614	213,265
Real Estate Management & Development — 8.4%
Aldar Properties PJSC	558,875	243,442
Ayala Land, Inc.	312,177	248,038
Central Pattana PCL	107,498	247,601
China Overseas Land & Investment Ltd.	70,702	246,698
China Vanke Co. Ltd., Class H	68,375	235,083
Longfor Group Holdings Ltd.	85,980	241,764
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	179,571	242,241
		1,704,867
Semiconductors & Semiconductor Equipment — 1.3%
Phison Electronics Corp.	33,406	272,224
Specialty Retail — 1.3%
Foschini Group Ltd. (The)	20,775	262,020
Investments	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 1.2%
Page Industries Ltd.	618	$240,453
Thrifts & Mortgage Finance — 2.5%
Housing Development Finance Corp. Ltd.	9,097	259,616
LIC Housing Finance Ltd.	37,240	249,184
		508,800
Tobacco — 1.2%
ITC Ltd.	60,147	246,646
Transportation Infrastructure — 6.1%
Beijing Capital International Airport Co. Ltd., Class H	212,267	236,033
Grupo Aeroportuario del Pacifico SAB de CV, Class B	56,556	392,097
Grupo Aeroportuario del Sureste SAB de CV, Class B	28,465	382,382
International Container Terminal Services, Inc.	132,469	236,281
		1,246,793
Water Utilities — 1.3%
Guangdong Investment Ltd.	132,817	256,331
Wireless Telecommunication Services — 3.1%
America Movil SAB de CV, Series L	600,000	403,267
Globe Telecom, Inc.	6,240	234,506
		637,773
Total Common Stocks (Cost $20,280,587)		20,214,765
	Principal Amount
Short-Term Investments — 0.5%
Repurchase Agreements (b) — 0.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $91,947 (Cost $91,929)	$91,929	91,929
Total Investments — 99.7% (Cost $20,372,516)		20,306,694
Other assets less liabilities — 0.3%		52,726
Net Assets — 100.0%		$20,359,420

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 45

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

PJSC  Public Joint Stock Company

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$977,442
Aggregate gross unrealized depreciation	(1,181,824)
Net unrealized depreciation	$(204,382)
Federal income tax cost	$20,511,076

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2018:

South Africa	19.6%
India	18.8%
China	17.6%
Mexico	9.5%
Philippines	5.9%
Indonesia	4.9%
Colombia	4.2%
Russia	3.4%
Taiwan	2.5%
Turkey	2.5%
Thailand	2.4%
Malaysia	2.4%
Brazil	1.9%
United Arab Emirates	1.2%
South Korea	1.2%
Hungary	1.2%
Other[1]	0.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).
See accompanying notes to the financial statements.

46 :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.1%
Aerospace & Defense — 2.6%
BAE Systems plc	44,148	$276,742
Beverages — 2.7%
Diageo plc	8,000	288,200
Biotechnology — 2.7%
Shire plc	4,855	281,849
Chemicals — 8.0%
Croda International plc	4,763	296,320
FUCHS PETROLUB SE (Preference)	6,454	267,164
Novozymes A/S, Class B	6,149	286,488
		849,972
Commercial Services & Supplies — 2.6%
Babcock International Group plc	37,832	274,173
Diversified Financial Services — 5.6%
Groupe Bruxelles Lambert SA	3,245	292,095
Standard Life Aberdeen plc	88,313	299,049
		591,144
Electric Utilities — 5.4%
Red Electrica Corp. SA	13,275	285,807
SSE plc	20,027	279,927
		565,734
Food & Staples Retailing — 2.7%
Koninklijke Ahold Delhaize NV	11,296	290,395
Food Products — 10.9%
Associated British Foods plc	9,131	282,402
Chocoladefabriken Lindt & Spruengli AG, Class PC	42	286,626
Kerry Group plc, Class A	2,776	286,810
Nestle SA (Registered)	3,431	292,306
		1,148,144
Health Care Equipment & Supplies — 5.5%
Coloplast A/S, Class B	3,066	292,394
EssilorLuxottica SA	2,270	288,249
		580,643
Health Care Providers & Services — 5.7%
Fresenius Medical Care AG & Co. KGaA	3,810	310,081
Fresenius SE & Co. KGaA	5,067	287,544
		597,625
Investments	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 5.4%
Compass Group plc	13,437	$287,766
Paddy Power Betfair plc	3,168	284,447
		572,213
Household Durables — 3.0%
SEB SA	2,202	315,642
Insurance — 2.7%
Prudential plc	14,756	290,033
Media — 2.8%
WPP plc	26,560	293,401
Oil, Gas & Consumable Fuels — 2.7%
Enagas SA	10,354	284,525
Personal Products — 2.7%
L'Oreal SA	1,234	290,477
Pharmaceuticals — 11.2%
Novartis AG (Registered)	3,252	295,994
Novo Nordisk A/S, Class B	6,523	302,824
Roche Holding AG	1,157	299,974
Sanofi	3,200	289,168
		1,187,960
Professional Services — 5.6%
Intertek Group plc	4,890	293,053
Wolters Kluwer NV	4,944	298,477
		591,530
Trading Companies & Distributors — 5.6%
Ashtead Group plc	13,158	295,306
Bunzl plc	9,715	299,472
		594,778
Wireless Telecommunication Services — 3.0%
Vodafone Group plc	146,335	315,426
Total Common Stocks (Cost $10,947,286)		10,480,606

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF EUDV :: 47

Investments	Principal Amount	Value
Short-Term Investments — 0.4%
Repurchase Agreements (a) — 0.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $38,309 (Cost $38,302)	$38,302	$38,302
Total Investments — 99.5% (Cost $10,985,588)		10,518,908
Other assets less liabilities — 0.5%		47,750
Net Assets — 100.0%		$10,566,658

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$507,549
Aggregate gross unrealized depreciation	(994,654)
Net unrealized depreciation	$(487,105)
Federal income tax cost	$11,006,013

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2018:

United Kingdom	41.2%
France	11.2%
Switzerland	11.1%
Denmark	8.3%
Germany	8.2%
Netherlands	5.5%
Ireland	5.4%
Spain	5.4%
Belgium	2.8%
Other[1]	0.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

48 :: EUDV MSCI EUROPE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.6%
Diversified Consumer Services — 4.6%
Chegg, Inc.*	50,587	$1,413,907
Entertainment — 4.6%
Netflix, Inc.*	4,927	1,409,762
Internet & Direct Marketing Retail — 90.4%
1-800-Flowers.com, Inc., Class A*	29,794	372,723
Alibaba Group Holding Ltd., ADR*	29,891	4,808,266
Amazon.com, Inc.*	4,431	7,489,143
Blue Apron Holdings, Inc., Class A*	65,012	76,064
Duluth Holdings, Inc., Class B*	24,433	766,708
eBay, Inc.*	45,711	1,364,473
Etsy, Inc.*	27,043	1,461,404
Groupon, Inc.*	430,735	1,322,357
JD.com, Inc., ADR*	42,078	893,316
Lands' End, Inc.*	15,461	328,237
MercadoLibre, Inc.*	2,643	930,257
Nutrisystem, Inc.	24,595	914,688
Overstock.com, Inc.*	26,876	525,695
PetMed Express, Inc.	17,285	416,396
Qurate Retail, Inc.*	59,124	1,313,735
Shutterfly, Inc.*	26,556	1,327,534
Stitch Fix, Inc., Class A*	34,973	955,812
Vipshop Holdings Ltd., ADR*	156,113	900,772
Wayfair, Inc., Class A*	14,342	1,523,120
		27,690,700
Total Common Stocks (Cost $33,261,848)		30,514,369
	Principal Amount
Short-Term Investments — 1.4%
Repurchase Agreements (a) — 1.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $427,712 (Cost $427,632)	$427,632	427,632
Total Investments — 101.0% (Cost $33,689,480)		30,942,001
Liabilities in excess of other assets — (1.0%)		(319,766)
Net Assets — 100.0%		$30,622,235

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$358,332
Aggregate gross unrealized depreciation	(3,232,857)
Net unrealized depreciation	$(2,874,525)
Federal income tax cost	$33,816,526

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ONLINE RETAIL ETF ONLN :: 49

Investments	Shares	Value
Common Stocks — 99.6%
Distributors — 0.0% (a)
Arata Corp.	256	$11,118
Food Products — 11.9%
Freshpet, Inc.*	38,085	1,256,805
JM Smucker Co. (The)	2,266	236,820
Nestle SA (Registered)	11,228	956,861
		2,450,486
Health Care Equipment & Supplies — 14.7%
Heska Corp.*	9,263	963,167
IDEXX Laboratories, Inc.*	10,228	2,084,057
		3,047,224
Health Care Providers & Services — 10.0%
CVS Group plc	106,104	879,496
Henry Schein, Inc.*	3,083	275,003
Patterson Cos., Inc.	1,695	43,002
PetIQ, Inc.*	27,950	872,040
		2,069,541
Household Products — 14.0%
Central Garden & Pet Co., Class A*	62,249	1,935,944
Colgate-Palmolive Co.	14,953	949,814
		2,885,758
Insurance — 5.0%
Trupanion, Inc.*	34,232	1,024,564
Internet & Direct Marketing Retail — 11.3%
PetMed Express, Inc.	33,969	818,313
zooplus AG*	9,234	1,523,121
		2,341,434
Pharmaceuticals — 23.0%
Aratana Therapeutics, Inc.*	91,407	594,146
Dechra Pharmaceuticals plc	74,861	2,060,459
Elanco Animal Health, Inc.*	1,486	49,647
RaQualia Pharma, Inc.*	32,921	345,697
Virbac SA*	5,705	778,911
Zoetis, Inc.	9,862	925,746
		4,754,606
Specialty Retail — 9.7%
Greencross Ltd.	194,731	768,576
Pets at Home Group plc	615,936	1,005,401
Tractor Supply Co.	2,493	237,159
		2,011,136
Total Common Stocks (Cost $20,722,700)		20,595,867
Investments	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreements (b) — 0.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $56,251 (Cost $56,240)	$56,240	$56,240
Total Investments — 99.9% (Cost $20,778,940)		20,652,107
Other assets less liabilities — 0.1%		16,221
Net Assets — 100.0%		$20,668,328

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$448,773
Aggregate gross unrealized depreciation	(580,851)
Net unrealized depreciation	$(132,078)
Federal income tax cost	$20,784,185

See accompanying notes to the financial statements.

50 :: PAWZ PET CARE ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Pet Care ETF invested, as a percentage of net assets, in the following countries as of November 30, 2018:

United States	59.3%
United Kingdom	19.1%
Germany	7.4%
Switzerland	4.6%
France	3.8%
Australia	3.7%
Japan	1.7%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: PET CARE ETF PAWZ :: 51

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 91.1%
Alphabet, Inc., Class A* (Interactive Media & Services)	0.5%	46	$51,044
Alphabet, Inc., Class C* (Interactive Media & Services)	0.5%	46	50,344
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	0.4%	26	43,944
American International Group, Inc. (Insurance)	0.4%	966	41,780
Amgen, Inc. (Biotechnology)	0.4%	213	44,357
Anthem, Inc. (Health Care Providers & Services)	0.4%	147	42,640
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.2%	1,354	241,797
AT&T, Inc. (Diversified Telecommunication Services)	1.6%	5,734	179,130
Bank of America Corp. (Banks)	1.0%	3,884	110,306
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.2%	608	132,690
Boeing Co. (The) (Aerospace & Defense)	0.4%	120	41,611
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.8%	1,634	194,348
Cisco Systems, Inc. (Communications Equipment)	0.7%	1,620	77,549
Citigroup, Inc. (Banks)	1.0%	1,614	104,571
Coca-Cola Co. (The) (Beverages)	0.6%	1,387	69,905
Comcast Corp., Class A (Media)	0.7%	1,941	75,718
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.6%	1,055	69,820
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	228	52,732
CVS Health Corp. (Health Care Providers & Services)	0.7%	1,013	81,243
Duke Energy Corp. (Electric Utilities)	0.5%	564	49,953
Eli Lilly & Co. (Pharmaceuticals)	0.4%	344	40,812
Exelon Corp. (Electric Utilities)	0.4%	864	40,081
Express Scripts Holding Co.* (Health Care Providers & Services)	0.6%	602	61,085
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2.5%	3,409	271,015
Ford Motor Co. (Automobiles)	0.6%	6,492	61,090
General Electric Co. (Industrial Conglomerates)	0.6%	8,976	67,320
General Motors Co. (Automobiles)	0.5%	1,476	56,014
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Home Depot, Inc. (The) (Specialty Retail)	0.5%	285	$51,391
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.9%	2,052	101,184
International Business Machines Corp. (IT Services)	0.6%	492	61,141
Johnson & Johnson (Pharmaceuticals)	1.2%	908	133,385
JPMorgan Chase & Co. (Banks)	1.7%	1,613	179,349
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	0.4%	659	42,940
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	254	47,882
Medtronic plc (Health Care Equipment & Supplies)	0.4%	481	46,912
Merck & Co., Inc. (Pharmaceuticals)	1.0%	1,330	105,522
Microsoft Corp. (Software)	1.5%	1,480	164,117
Oracle Corp. (Software)	0.4%	853	41,592
PepsiCo, Inc. (Beverages)	0.6%	534	65,116
Pfizer, Inc. (Pharmaceuticals)	1.2%	2,814	130,091
Philip Morris International, Inc. (Tobacco)	0.5%	626	54,168
Procter & Gamble Co. (The) (Household Products)	1.1%	1,242	117,381
Union Pacific Corp. (Road & Rail)	0.4%	258	39,675
United Technologies Corp. (Aerospace & Defense)	0.4%	360	43,863
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.7%	294	82,720
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.5%	2,812	169,564
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	0.4%	534	45,214
Walmart, Inc. (Food & Staples Retailing)	0.9%	976	95,306
Walt Disney Co. (The) (Entertainment)	0.5%	514	59,362
Wells Fargo & Co. (Banks)	1.2%	2,570	139,500
Other Common Stocks	51.0%	131,635	5,549,470
Total Common Stocks (Cost $8,007,999)			9,919,744

See accompanying notes to the financial statements.

52 :: RALS RAFITM LONG/SHORT :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	No. of Warrants	Value
Warrants — 0.0% (b)
Tidewater, Inc., Class A, expiring 07/31/23*	0.0%	127	$344
Tidewater, Inc., Class B, expiring 07/31/23*	0.0%	137	319
Total Warrants (Cost $—)			663

	Principal Amount
Short-Term Investments — 20.5%
Repurchase Agreements (c) — 20.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,228,435 (Cost $2,228,015)	$2,228,015	2,228,015
Total Investments — 111.6% (Cost $10,236,014)		12,148,422
Liabilities in excess of other assets — (11.6%)		(1,263,796)
Net Assets — 100.0%		$10,884,626

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,694,982.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,399,751
Aggregate gross unrealized depreciation	(1,805,132)
Net unrealized appreciation	$594,619
Federal income tax cost	$10,251,851

Swap Agreements1

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(431,354)	11/6/2020	Goldman Sachs International	(2.42)%	Russell 1000 Total Return Index	(827)
184,552	11/6/2020	Goldman Sachs International	2.67%	FTSE RAFI US 1000 Total Return Index	(864)
(246,802)					(1,691)	—	—	(1,691)
(10,603,802)	11/6/2019	Societe Generale	(2.02)%	Russell 1000 Total Return Index	(1,336,826)
879,556	11/6/2019	Societe Generale	2.52%	FTSE RAFI US 1000 Total Return Index	36,565
(9,724,246)					(1,300,261)	1,229,054	71,207	—
(9,971,048)					(1,301,952)
				Total Unrealized Appreciation	36,565
				Total Unrealized Depreciation	(1,338,517)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: RAFITM LONG/SHORT RALS :: 53

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

RAFITM Long/Short invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	1.8%
Air Freight & Logistics	0.6%
Airlines	0.2%
Auto Components	0.4%
Automobiles	1.2%
Banks	6.9%
Beverages	1.4%
Biotechnology	1.2%
Building Products	0.2%
Capital Markets	2.0%
Chemicals	1.5%
Commercial Services & Supplies	0.4%
Communications Equipment	0.9%
Construction & Engineering	0.3%
Construction Materials	0.1%
Consumer Finance	1.1%
Containers & Packaging	0.5%
Distributors	0.1%
Diversified Consumer Services	0.1%
Diversified Financial Services	1.3%
Diversified Telecommunication Services	3.4%
Electric Utilities	3.0%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.9%
Energy Equipment & Services	1.0%
Entertainment	1.0%
Equity Real Estate Investment Trusts (REITs)	3.2%
Food & Staples Retailing	2.5%
Food Products	1.5%
Gas Utilities	0.2%
Health Care Equipment & Supplies	1.5%
Health Care Providers & Services	4.5%
Health Care Technology	0.0%*
Hotels, Restaurants & Leisure	1.5%
Household Durables	0.4%
Household Products	1.5%
Independent Power and Renewable Electricity Producers	0.3%
Industrial Conglomerates	1.3%
Insurance	3.9%
Interactive Media & Services	1.2%
Internet & Direct Marketing Retail	0.7%
IT Services	2.3%
Leisure Products	0.1%

See accompanying notes to the financial statements.

54 :: RALS RAFITM LONG/SHORT :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Life Sciences Tools & Services	0.4%
Machinery	1.5%
Marine	0.0%*
Media	1.5%
Metals & Mining	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Multiline Retail	0.8%
Multi-Utilities	1.4%
Oil, Gas & Consumable Fuels	8.3%
Paper & Forest Products	0.1%
Personal Products	0.1%
Pharmaceuticals	4.6%
Professional Services	0.2%
Real Estate Management & Development	0.1%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	2.3%
Software	2.3%
Specialty Retail	2.1%
Technology Hardware, Storage & Peripherals	2.8%
Textiles, Apparel & Luxury Goods	0.5%
Thrifts & Mortgage Finance	0.1%
Tobacco	0.9%
Trading Companies & Distributors	0.4%
Transportation Infrastructure	0.0%*
Water Utilities	0.1%
Wireless Telecommunication Services	0.2%
Other[1]	8.9%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: RAFITM LONG/SHORT RALS :: 55

Investments	Shares	Value
Common Stocks — 99.6%
Banks — 12.5%
BancFirst Corp.	122,861	$6,858,101
Bank of Marin Bancorp	177,098	7,560,314
Community Bank System, Inc.	117,863	7,738,885
First of Long Island Corp. (The)	354,925	7,673,478
Southside Bancshares, Inc.	213,716	7,294,127
Tompkins Financial Corp.	88,864	7,266,409
UMB Financial Corp.	102,984	6,968,927
United Bankshares, Inc.	197,541	7,145,058
		58,505,299
Chemicals — 6.2%
HB Fuller Co.	140,047	6,755,867
Quaker Chemical Corp.	41,169	8,490,695
Sensient Technologies Corp.	107,931	6,935,646
Stepan Co.	88,426	7,146,589
		29,328,797
Commercial Services & Supplies — 9.9%
ABM Industries, Inc.	230,316	7,296,411
Brady Corp., Class A	187,984	8,188,583
Healthcare Services Group, Inc.	187,455	8,847,876
Matthews International Corp., Class A	148,474	6,255,209
McGrath RentCorp	139,595	7,458,561
MSA Safety, Inc.	75,406	8,218,500
		46,265,140
Electric Utilities — 3.5%
ALLETE, Inc.	102,851	8,370,014
Portland General Electric Co.	165,217	7,955,199
		16,325,213
Electronic Equipment, Instruments & Components — 1.7%
Badger Meter, Inc.	140,414	7,792,977
Equity Real Estate Investment Trusts (REITs) — 6.4%
National Health Investors, Inc.	100,399	7,829,114
Tanger Factory Outlet Centers, Inc.	335,178	7,926,960
Universal Health Realty Income Trust	103,076	7,236,966
Urstadt Biddle Properties, Inc., Class A	344,989	7,099,873
		30,092,913
Food & Staples Retailing — 1.4%
Andersons, Inc. (The)	193,354	6,392,283
Investments	Shares	Value
Common Stocks (continued)
Food Products — 7.2%
Calavo Growers, Inc.	72,587	$7,133,850
J&J Snack Foods Corp.	52,445	8,227,047
Lancaster Colony Corp.	49,399	8,907,628
Tootsie Roll Industries, Inc.	271,758	9,514,248
		33,782,773
Gas Utilities — 9.9%
Chesapeake Utilities Corp.	88,670	7,629,167
New Jersey Resources Corp.	166,258	8,068,501
Northwest Natural Holding Co.	117,168	7,771,753
South Jersey Industries, Inc.	232,004	7,238,525
Southwest Gas Holdings, Inc.	96,713	7,618,083
Spire, Inc.	102,670	8,101,690
		46,427,719
Health Care Equipment & Supplies — 2.0%
Atrion Corp.	12,233	9,458,800
Health Care Providers & Services — 4.5%
Ensign Group, Inc. (The)	208,678	9,467,721
National HealthCare Corp.	101,142	8,440,300
Owens & Minor, Inc.	431,086	3,289,187
		21,197,208
Hotels, Restaurants & Leisure — 1.6%
International Speedway Corp., Class A	175,856	7,445,743
Insurance — 3.2%
American Equity Investment Life Holding Co.	216,733	7,397,097
RLI Corp.	99,289	7,528,092
		14,925,189
IT Services — 1.5%
Cass Information Systems, Inc.	110,379	7,286,118
Machinery — 6.3%
Franklin Electric Co., Inc.	159,791	7,230,543
Gorman-Rupp Co. (The)	212,712	7,121,598
Hillenbrand, Inc.	150,908	6,686,733
Lindsay Corp.	84,978	8,596,375
		29,635,249
Media — 1.9%
Meredith Corp.	152,718	8,744,633

See accompanying notes to the financial statements.

56 :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Metals & Mining — 1.4%
Compass Minerals International, Inc.	126,787	$6,352,029
Multi-Utilities — 5.3%
Avista Corp.	150,822	7,845,760
Black Hills Corp.	130,908	8,667,419
NorthWestern Corp.	128,699	8,231,588
		24,744,767
Specialty Retail — 1.5%
Aaron's, Inc.	153,580	7,187,544
Tobacco — 3.1%
Universal Corp.	129,240	8,193,816
Vector Group Ltd.	520,157	6,553,978
		14,747,794
Trading Companies & Distributors — 1.7%
GATX Corp.	93,565	7,813,613
Water Utilities — 6.9%
California Water Service Group	186,145	8,510,549
Connecticut Water Service, Inc.	113,131	7,871,655
Middlesex Water Co.	166,578	8,635,404
SJW Group	133,629	7,488,569
		32,506,177
Total Common Stocks (Cost $459,342,108)		466,957,978
Investments	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreements (a) — 0.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $1,609,495 (Cost $1,609,192)	$1,609,192	$1,609,192
Total Investments — 99.9% (Cost $460,951,300)		468,567,170
Other assets less liabilities — 0.1%		355,651
Net Assets — 100.0%		$468,922,821

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,517,966
Aggregate gross unrealized depreciation	(27,493,294)
Net unrealized appreciation	$7,024,672
Federal income tax cost	$461,542,498

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: 57

Investments	Principal Amount	Value
Corporate Bonds — 98.1%
Aerospace & Defense — 3.1%
General Dynamics Corp.
3.75%, 5/15/2028	$100,000	$99,480
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	101,930
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	185,909
Rockwell Collins, Inc.
3.20%, 3/15/2024	100,000	95,608
United Technologies Corp.
4.50%, 6/1/2042	240,000	224,439
4.63%, 11/16/2048	150,000	144,295
		851,661
Air Freight & Logistics — 0.6%
FedEx Corp.
4.05%, 2/15/2048	100,000	84,337
United Parcel Service, Inc.
3.75%, 11/15/2047	100,000	88,171
		172,508
Automobiles — 2.5%
Ford Motor Co.
4.35%, 12/8/2026	100,000	89,850
4.75%, 1/15/2043	140,000	105,385
5.29%, 12/8/2046	370,000	297,249
General Motors Co.
4.88%, 10/2/2023	200,000	200,110
		692,594
Banks — 15.4%
Bank of America Corp.
Series L, 2.25%, 4/21/2020	500,000	492,169
2.63%, 4/19/2021	200,000	195,822
3.30%, 1/11/2023	115,000	112,264
BB&T Corp.
3.70%, 6/5/2025	120,000	118,201
Citigroup, Inc.
2.40%, 2/18/2020	200,000	197,692
2.65%, 10/26/2020	200,000	196,535
2.35%, 8/2/2021	400,000	386,056
4.40%, 6/10/2025	100,000	98,259
3.20%, 10/21/2026	100,000	91,317
JPMorgan Chase & Co.
4.40%, 7/22/2020	100,000	101,560
2.40%, 6/7/2021	200,000	194,252
2.30%, 8/15/2021	150,000	145,412
3.90%, 7/15/2025	400,000	392,364
2.95%, 10/1/2026	100,000	90,927
KeyCorp
4.10%, 4/30/2028	100,000	98,571
Investments	Principal Amount	Value
Corporate Bonds (continued)
US Bancorp
Series X, 3.15%, 4/27/2027	$200,000	$187,803
Wells Fargo & Co.
2.50%, 3/4/2021	150,000	146,231
2.63%, 7/22/2022	100,000	95,877
3.30%, 9/9/2024	168,000	160,912
3.55%, 9/29/2025	168,000	160,657
3.00%, 4/22/2026	200,000	184,266
3.00%, 10/23/2026	250,000	227,803
4.75%, 12/7/2046	150,000	141,853
		4,216,803
Beverages — 0.9%
Molson Coors Brewing Co.
2.10%, 7/15/2021	100,000	95,812
PepsiCo, Inc.
3.00%, 10/15/2027	150,000	140,687
		236,499
Biotechnology — 4.2%
AbbVie, Inc.
2.50%, 5/14/2020	140,000	137,834
2.30%, 5/14/2021	100,000	96,684
3.20%, 5/14/2026	200,000	183,812
4.45%, 5/14/2046	140,000	120,233
Amgen, Inc.
2.65%, 5/11/2022	308,000	297,791
Celgene Corp.
4.35%, 11/15/2047	100,000	83,548
4.55%, 2/20/2048	100,000	86,595
Gilead Sciences, Inc.
2.95%, 3/1/2027	150,000	137,383
		1,143,880
Capital Markets — 9.3%
Bank of New York Mellon Corp. (The)
3.45%, 8/11/2023	150,000	148,698
Goldman Sachs Group, Inc. (The)
2.60%, 4/23/2020	100,000	98,602
2.75%, 9/15/2020	150,000	147,445
3.20%, 2/23/2023	190,000	183,569
4.00%, 3/3/2024	105,000	103,174
3.85%, 1/26/2027	250,000	235,626
6.75%, 10/1/2037	200,000	228,428
5.15%, 5/22/2045	100,000	95,844
Morgan Stanley
2.65%, 1/27/2020	250,000	247,904
2.80%, 6/16/2020	300,000	297,067
3.13%, 1/23/2023	200,000	193,437
Series F, 3.88%, 4/29/2024	100,000	98,468
3.13%, 7/27/2026	100,000	91,398

See accompanying notes to the financial statements.

58 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
3.63%, 1/20/2027	$200,000	$188,237
4.30%, 1/27/2045	100,000	90,845
State Street Corp.
2.55%, 8/18/2020	105,000	103,514
		2,552,256
Chemicals — 0.4%
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	100,000	95,876
Communications Equipment — 0.5%
Cisco Systems, Inc.
2.20%, 2/28/2021	150,000	146,502
Consumer Finance — 4.3%
American Express Co.
2.20%, 10/30/2020	250,000	243,960
3.40%, 2/27/2023	100,000	97,848
American Express Credit Corp.
3.30%, 5/3/2027	100,000	95,153
Capital One Financial Corp.
2.50%, 5/12/2020	100,000	98,506
3.30%, 10/30/2024	100,000	93,370
3.80%, 1/31/2028	100,000	91,876
General Motors Financial Co., Inc.
3.20%, 7/6/2021	100,000	97,054
3.45%, 1/14/2022	100,000	96,415
3.50%, 11/7/2024	100,000	91,476
4.35%, 1/17/2027	100,000	92,308
Synchrony Financial
4.50%, 7/23/2025	100,000	91,181
		1,189,147
Containers & Packaging — 0.3%
International Paper Co.
4.40%, 8/15/2047	100,000	84,279
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc.
2.75%, 3/15/2023	100,000	96,879
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	400,000	323,112
		419,991
Diversified Telecommunication Services — 7.3%
AT&T, Inc.
2.80%, 2/17/2021	100,000	98,190
3.60%, 2/17/2023	100,000	98,413
3.40%, 5/15/2025	450,000	418,716
5.25%, 3/1/2037	250,000	236,898
4.35%, 6/15/2045	150,000	122,183
Investments	Principal Amount	Value
Corporate Bonds (continued)
Verizon Communications, Inc.
3.50%, 11/1/2024	$100,000	$97,505
5.25%, 3/16/2037	300,000	308,363
4.13%, 8/15/2046	250,000	214,858
4.86%, 8/21/2046	150,000	142,950
4.52%, 9/15/2048	150,000	136,699
4.67%, 3/15/2055	150,000	134,523
		2,009,298
Electric Utilities — 1.8%
Commonwealth Edison Co.
4.00%, 3/1/2048	100,000	92,492
Duke Energy Corp.
3.75%, 4/15/2024	100,000	98,830
Florida Power & Light Co.
3.95%, 3/1/2048	100,000	92,835
Pacific Gas & Electric Co.
6.05%, 3/1/2034	100,000	95,789
Southern Co. (The)
3.25%, 7/1/2026	110,000	101,708
		481,654
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	100,000	89,867
Halliburton Co.
5.00%, 11/15/2045	100,000	96,190
		186,057
Entertainment — 0.7%
NBCUniversal Media LLC
4.38%, 4/1/2021	100,000	101,996
Viacom, Inc.
4.38%, 3/15/2043	100,000	81,043
		183,039
Food & Staples Retailing — 1.9%
Kroger Co. (The)
4.45%, 2/1/2047	100,000	86,921
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	130,000	121,669
Walmart, Inc.
1.90%, 12/15/2020	100,000	97,701
3.55%, 6/26/2025	200,000	199,909
		506,200
Food Products — 2.7%
Campbell Soup Co.
4.15%, 3/15/2028	100,000	92,746
Conagra Brands, Inc.
5.40%, 11/1/2048	150,000	142,390

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 59

Investments	Principal Amount	Value
Corporate Bonds (continued)
General Mills, Inc.
4.20%, 4/17/2028	$100,000	$96,371
Kraft Heinz Foods Co.
2.80%, 7/2/2020	100,000	98,965
3.50%, 6/6/2022	100,000	98,308
3.00%, 6/1/2026	120,000	106,113
Tyson Foods, Inc.
3.95%, 8/15/2024	100,000	98,723
		733,616
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories
2.90%, 11/30/2021	100,000	97,674
4.90%, 11/30/2046	110,000	113,885
Boston Scientific Corp.
4.00%, 3/1/2028	100,000	95,277
Medtronic, Inc.
2.50%, 3/15/2020	200,000	198,303
4.63%, 3/15/2045	150,000	152,954
		658,093
Health Care Providers & Services — 4.4%
Anthem, Inc.
3.65%, 12/1/2027	120,000	112,494
CVS Health Corp.
3.35%, 3/9/2021	470,000	465,809
3.70%, 3/9/2023	170,000	167,368
4.10%, 3/25/2025	160,000	157,442
5.05%, 3/25/2048	150,000	145,599
UnitedHealth Group, Inc.
2.70%, 7/15/2020	150,000	148,954
		1,197,666
Hotels, Restaurants & Leisure — 0.7%
McDonald's Corp.
4.88%, 12/9/2045	100,000	99,424
4.45%, 3/1/2047	100,000	93,477
		192,901
Household Durables — 0.3%
Newell Brands, Inc.
5.50%, 4/1/2046	100,000	90,289
Industrial Conglomerates — 0.6%
General Electric Co.
2.70%, 10/9/2022	100,000	90,226
4.50%, 3/11/2044	100,000	80,425
		170,651
Investments	Principal Amount	Value
Corporate Bonds (continued)
Insurance — 1.1%
American International Group, Inc.
4.20%, 4/1/2028	$100,000	$95,575
4.75%, 4/1/2048	150,000	134,720
Brighthouse Financial, Inc.
4.70%, 6/22/2047	100,000	74,835
		305,130
Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.
3.88%, 8/22/2037	150,000	141,816
4.25%, 8/22/2057	200,000	187,251
		329,067
IT Services — 1.6%
IBM Credit LLC
2.65%, 2/5/2021	150,000	147,572
Visa, Inc.
2.20%, 12/14/2020	150,000	147,276
3.15%, 12/14/2025	150,000	144,751
		439,599
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	100,000	96,133
Media — 3.5%
Comcast Corp.
3.00%, 2/1/2024	150,000	144,638
3.15%, 2/15/2028	100,000	91,836
3.90%, 3/1/2038	100,000	89,846
4.00%, 3/1/2048	350,000	307,430
4.70%, 10/15/2048	220,000	214,217
Discovery Communications LLC
2.95%, 3/20/2023	100,000	94,967
		942,934
Multiline Retail — 0.4%
Dollar Tree, Inc.
3.70%, 5/15/2023	100,000	97,304
Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.
2.36%, 12/5/2022	150,000	143,338
3.19%, 6/24/2023	100,000	98,227
ConocoPhillips Co.
4.95%, 3/15/2026	150,000	158,163
Exxon Mobil Corp.
3.04%, 3/1/2026	248,000	238,068

See accompanying notes to the financial statements.

60 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Kinder Morgan, Inc.
4.30%, 3/1/2028	$100,000	$96,143
5.20%, 3/1/2048	100,000	92,039
MPLX LP
4.00%, 3/15/2028	150,000	138,870
4.50%, 4/15/2038	100,000	86,170
Phillips 66
4.88%, 11/15/2044	100,000	94,664
Williams Cos., Inc. (The)
3.60%, 3/15/2022	200,000	196,309
		1,341,991
Pharmaceuticals — 3.8%
Allergan Funding SCS
3.80%, 3/15/2025	100,000	95,986
4.55%, 3/15/2035	280,000	260,075
Johnson & Johnson
2.25%, 3/3/2022	150,000	145,737
3.70%, 3/1/2046	100,000	92,412
Merck & Co., Inc.
2.75%, 2/10/2025	120,000	114,317
Mylan NV
3.95%, 6/15/2026	120,000	110,163
Pfizer, Inc.
7.20%, 3/15/2039	100,000	136,194
4.13%, 12/15/2046	100,000	96,401
		1,051,285
Road & Rail — 0.3%
CSX Corp.
4.30%, 3/1/2048	100,000	92,331
Semiconductors & Semiconductor Equipment — 3.1%
Applied Materials, Inc.
3.30%, 4/1/2027	100,000	94,509
Broadcom Corp.
3.00%, 1/15/2022	100,000	96,177
3.50%, 1/15/2028	160,000	139,366
Intel Corp.
2.45%, 7/29/2020	300,000	297,186
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	138,041
4.80%, 5/20/2045	100,000	93,258
		858,537
Software — 5.3%
Microsoft Corp.
1.55%, 8/8/2021	115,000	110,540
2.38%, 2/12/2022	248,000	241,731
2.40%, 8/8/2026	100,000	91,688
Investments	Principal Amount	Value
Corporate Bonds (continued)
3.30%, 2/6/2027	$100,000	$97,360
4.45%, 11/3/2045	150,000	154,998
Oracle Corp.
2.40%, 9/15/2023	248,000	234,366
2.65%, 7/15/2026	148,000	135,330
3.80%, 11/15/2037	268,000	245,304
4.13%, 5/15/2045	150,000	140,121
		1,451,438
Specialty Retail — 1.2%
Home Depot, Inc. (The)
2.63%, 6/1/2022	160,000	156,674
2.80%, 9/14/2027	100,000	92,580
Lowe's Cos., Inc.
4.05%, 5/3/2047	100,000	89,979
		339,233
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.
2.25%, 2/23/2021	200,000	196,036
2.85%, 5/6/2021	200,000	198,578
2.40%, 5/3/2023	150,000	143,004
3.35%, 2/9/2027	100,000	95,615
2.90%, 9/12/2027	100,000	92,435
3.45%, 2/9/2045	100,000	85,585
4.65%, 2/23/2046	100,000	101,917
3.75%, 11/13/2047	100,000	89,195
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (a)	120,000	120,419
		1,122,784
Tobacco — 0.7%
Altria Group, Inc.
2.63%, 1/14/2020	100,000	99,046
Philip Morris International, Inc.
4.25%, 11/10/2044	100,000	89,413
		188,459
Total Corporate Bonds (Cost $27,623,483)		26,867,685

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 61

Investments	Principal Amount	Value
Short-Term Investments — 1.0%
Repurchase Agreements (b) — 1.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $267,281 (Cost $267,231)	$267,231	$267,231
Total Investments — 99.1% (Cost $27,890,714)		27,134,916
Other assets less liabilities — 0.9%		240,830
Net Assets — 100.0%		$27,375,746

(a)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2018.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$580
Aggregate gross unrealized depreciation	(756,378)
Net unrealized depreciation	$(755,798)
Federal income tax cost	$27,890,714

See accompanying notes to the financial statements.

62 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.8%
Aerospace & Defense — 1.9%
General Dynamics Corp.	385,887	$71,346,647
Beverages — 5.6%
Brown-Forman Corp., Class B	1,447,622	69,080,522
Coca-Cola Co. (The)	1,430,583	72,101,383
PepsiCo, Inc.	591,814	72,165,799
		213,347,704
Biotechnology — 2.1%
AbbVie, Inc.	841,846	79,360,822
Building Products — 1.9%
AO Smith Corp.	1,508,033	71,450,604
Capital Markets — 5.8%
Franklin Resources, Inc.	2,359,731	79,971,283
S&P Global, Inc.	375,966	68,749,143
T. Rowe Price Group, Inc.	712,167	70,760,913
		219,481,339
Chemicals — 9.4%
Air Products & Chemicals, Inc.	448,936	72,220,334
Ecolab, Inc.	452,733	72,659,119
Linde plc	414,631	65,947,061
PPG Industries, Inc.	683,688	74,747,609
Sherwin-Williams Co. (The)	172,346	73,086,768
		358,660,891
Commercial Services & Supplies — 2.0%
Cintas Corp.	397,028	74,395,107
Distributors — 1.8%
Genuine Parts Co.	671,466	69,637,739
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	2,201,947	68,788,824
Electrical Equipment — 1.8%
Emerson Electric Co.	1,012,742	68,380,340
Equity Real Estate Investment Trusts (REITs) — 1.9%
Federal Realty Investment Trust	552,493	72,978,800
Food & Staples Retailing — 5.4%
Sysco Corp.	928,745	62,597,413
Walgreens Boots Alliance, Inc.	900,960	76,284,283
Walmart, Inc.	685,231	66,912,807
		205,794,503
Investments	Shares	Value
Common Stocks (continued)
Food Products — 5.5%
Archer-Daniels-Midland Co.	1,400,026	$64,429,197
Hormel Foods Corp.	1,595,111	71,923,555
McCormick & Co., Inc. (Non-Voting)	473,146	70,971,900
		207,324,652
Health Care Equipment & Supplies — 5.8%
Abbott Laboratories	998,671	73,951,588
Becton Dickinson and Co.	294,034	74,317,093
Medtronic plc	730,851	71,279,898
		219,548,579
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	1,347,804	73,900,093
Hotels, Restaurants & Leisure — 1.9%
McDonald's Corp.	376,943	71,057,525
Household Durables — 1.8%
Leggett & Platt, Inc.	1,777,958	68,878,093
Household Products — 7.4%
Clorox Co. (The)	437,053	72,384,718
Colgate-Palmolive Co.	1,034,205	65,692,702
Kimberly-Clark Corp.	635,407	73,306,905
Procter & Gamble Co. (The)	747,277	70,625,149
		282,009,474
Industrial Conglomerates — 4.0%
3M Co.	362,255	75,320,060
Roper Technologies, Inc.	253,785	75,523,878
		150,843,938
Insurance — 3.9%
Aflac, Inc.	1,565,601	71,610,590
Cincinnati Financial Corp.	936,423	76,533,852
		148,144,442
IT Services — 1.9%
Automatic Data Processing, Inc.	485,659	71,595,850
Machinery — 7.9%
Dover Corp.	826,751	70,182,892
Illinois Tool Works, Inc.	557,881	77,573,353
Pentair plc	1,754,623	74,922,402
Stanley Black & Decker, Inc.	591,182	77,356,165
		300,034,812

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: S&P 500® DIVIDEND ARISTOCRATS ETF NOBL :: 63

Investments	Shares	Value
Common Stocks (continued)
Metals & Mining — 1.9%
Nucor Corp.	1,201,063	$72,556,216
Multiline Retail — 1.5%
Target Corp.	812,585	57,661,032
Multi-Utilities — 1.8%
Consolidated Edison, Inc.	854,656	68,671,610
Oil, Gas & Consumable Fuels — 3.7%
Chevron Corp.	606,582	72,146,863
Exxon Mobil Corp.	861,260	68,470,170
		140,617,033
Pharmaceuticals — 1.9%
Johnson & Johnson	486,299	71,437,323
Specialty Retail — 1.7%
Lowe's Cos., Inc.	692,544	65,355,377
Textiles, Apparel & Luxury Goods — 1.9%
VF Corp.	865,945	70,392,669
Trading Companies & Distributors — 2.0%
WW Grainger, Inc.	245,896	77,221,180
Total Common Stocks (Cost $3,471,855,353)		3,790,873,218
Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $5,627,563 (Cost $5,626,504)	$5,626,504	$5,626,504
Total Investments — 99.9% (Cost $3,477,481,857)		3,796,499,722
Other assets less liabilities — 0.1%		2,693,851
Net Assets — 100.0%		$3,799,193,573

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$414,549,297
Aggregate gross unrealized depreciation	(101,626,734)
Net unrealized appreciation	$312,922,563
Federal income tax cost	$3,483,577,159

See accompanying notes to the financial statements.

64 :: NOBL S&P 500® DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.5%
3M Co. (Industrial Conglomerates)	0.6%	193	$40,129
Abbott Laboratories (Health Care Equipment & Supplies)	0.6%	577	42,727
AbbVie, Inc. (Biotechnology)	0.7%	498	46,947
Accenture plc, Class A (IT Services)	0.5%	210	34,549
Adobe, Inc.* (Software)	0.6%	161	40,393
Alphabet, Inc., Class A* (Interactive Media & Services)	1.5%	98	108,746
Alphabet, Inc., Class C* (Interactive Media & Services)	1.5%	101	110,537
Altria Group, Inc. (Tobacco)	0.5%	621	34,049
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.1%	134	226,483
Amgen, Inc. (Biotechnology)	0.6%	212	44,149
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.7%	1,509	269,477
AT&T, Inc. (Diversified Telecommunication Services)	1.0%	2,389	74,632
Bank of America Corp. (Banks)	1.2%	3,056	86,790
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.9%	641	139,892
Boeing Co. (The) (Aerospace & Defense)	0.8%	175	60,683
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	142	33,712
Cisco Systems, Inc. (Communications Equipment)	1.0%	1,504	71,997
Citigroup, Inc. (Banks)	0.7%	828	53,646
Coca-Cola Co. (The) (Beverages)	0.9%	1,259	63,454
Comcast Corp., Class A (Media)	0.8%	1,505	58,710
CVS Health Corp. (Health Care Providers & Services)	0.5%	426	34,137
DowDuPont, Inc. (Chemicals)	0.6%	759	43,908
Eli Lilly & Co. (Pharmaceuticals)	0.5%	315	37,372
Facebook, Inc., Class A* (Interactive Media & Services)	1.5%	793	111,504
Home Depot, Inc. (The) (Specialty Retail)	0.9%	376	67,800
Honeywell International, Inc. (Industrial Conglomerates)	0.5%	245	35,954
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.0%	1,517	74,803
International Business Machines Corp. (IT Services)	0.5%	301	37,405
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Johnson & Johnson (Pharmaceuticals)	1.8%	882	$129,566
JPMorgan Chase & Co. (Banks)	1.7%	1,105	122,865
Mastercard, Inc., Class A (IT Services)	0.8%	300	60,321
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	256	48,258
Medtronic plc (Health Care Equipment & Supplies)	0.6%	444	43,303
Merck & Co., Inc. (Pharmaceuticals)	0.9%	875	69,423
Microsoft Corp. (Software)	3.8%	2,522	279,665
Netflix, Inc.* (Entertainment)	0.6%	143	40,916
Oracle Corp. (Software)	0.6%	930	45,347
PayPal Holdings, Inc.* (IT Services)	0.5%	389	33,380
PepsiCo, Inc. (Beverages)	0.8%	465	56,702
Pfizer, Inc. (Pharmaceuticals)	1.2%	1,929	89,178
Philip Morris International, Inc. (Tobacco)	0.6%	511	44,217
Procter & Gamble Co. (The) (Household Products)	1.1%	819	77,404
salesforce.com, Inc.* (Software)	0.5%	249	35,547
Union Pacific Corp. (Road & Rail)	0.5%	244	37,522
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.2%	317	89,191
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.1%	1,359	81,948
Visa, Inc., Class A (IT Services)	1.1%	584	82,759
Walmart, Inc. (Food & Staples Retailing)	0.6%	472	46,091
Walt Disney Co. (The) (Entertainment)	0.8%	489	56,474
Wells Fargo & Co. (Banks)	1.1%	1,426	77,403
Other Common Stocks	48.2%	51,043	3,506,792
Total Common Stocks (Cost $7,860,723)			7,238,857

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 65

	Principal Amount	Value
Short-Term Investments — 0.4%
Repurchase Agreements (a) — 0.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $31,759 (Cost $31,752)	$31,752	$31,752
Total Investments — 99.9% (Cost $7,892,475)		7,270,609
Other assets less liabilities — 0.1%		6,656
Net Assets — 100.0%		$7,277,265

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,794
Aggregate gross unrealized depreciation	(745,984)
Net unrealized depreciation	$(626,190)
Federal income tax cost	$7,896,799

S&P 500® Ex-Energy ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	2.6%
Air Freight & Logistics	0.7%
Airlines	0.5%
Auto Components	0.1%
Automobiles	0.4%
Banks	6.4%
Beverages	2.0%
Biotechnology	2.7%
Building Products	0.3%
Capital Markets	2.9%
Chemicals	2.1%
Commercial Services & Supplies	0.4%
Communications Equipment	1.2%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.7%
Containers & Packaging	0.3%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	2.0%
Diversified Telecommunication Services	2.2%
Electric Utilities	2.0%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.5%
Entertainment	2.1%
Equity Real Estate Investment Trusts (REITs)	3.0%
Food & Staples Retailing	1.7%
Food Products	1.2%
Health Care Equipment & Supplies	3.5%
Health Care Providers & Services	3.6%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.9%

See accompanying notes to the financial statements.

66 :: SPXE S&P 500® EX-ENERGY ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Household Durables	0.3%
Household Products	1.7%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.5%
Insurance	2.5%
Interactive Media & Services	4.7%
Internet & Direct Marketing Retail	3.7%
IT Services	5.0%
Leisure Products	0.1%
Life Sciences Tools & Services	1.1%
Machinery	1.6%
Media	1.4%
Metals & Mining	0.2%
Multiline Retail	0.5%
Multi-Utilities	1.1%
Personal Products	0.2%
Pharmaceuticals	5.4%
Professional Services	0.3%
Real Estate Management & Development	0.1%
Road & Rail	1.1%
Semiconductors & Semiconductor Equipment	3.8%
Software	6.4%
Specialty Retail	2.4%
Technology Hardware, Storage & Peripherals	4.2%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	1.1%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 67

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.4%
3M Co. (Industrial Conglomerates)	0.6%	43	$8,941
Abbott Laboratories (Health Care Equipment & Supplies)	0.7%	128	9,478
AbbVie, Inc. (Biotechnology)	0.7%	111	10,464
Accenture plc, Class A (IT Services)	0.5%	47	7,732
Adobe, Inc.* (Software)	0.6%	36	9,032
Alphabet, Inc., Class A* (Interactive Media & Services)	1.7%	22	24,412
Alphabet, Inc., Class C* (Interactive Media & Services)	1.7%	22	24,078
Altria Group, Inc. (Tobacco)	0.5%	137	7,512
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.6%	30	50,705
Amgen, Inc. (Biotechnology)	0.7%	47	9,788
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.2%	334	59,646
AT&T, Inc. (Diversified Telecommunication Services)	1.1%	530	16,557
Boeing Co. (The) (Aerospace & Defense)	0.9%	39	13,524
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	31	7,360
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.2%	141	16,771
Cisco Systems, Inc. (Communications Equipment)	1.1%	333	15,941
Coca-Cola Co. (The) (Beverages)	1.0%	280	14,112
Comcast Corp., Class A (Media)	0.9%	334	13,029
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	32	7,401
CVS Health Corp. (Health Care Providers & Services)	0.5%	94	7,547
DowDuPont, Inc. (Chemicals)	0.7%	168	9,719
Eli Lilly & Co. (Pharmaceuticals)	0.6%	70	8,305
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.7%	308	24,486
Facebook, Inc., Class A* (Interactive Media & Services)	1.8%	176	24,747
Home Depot, Inc. (The) (Specialty Retail)	1.1%	83	14,966
Honeywell International, Inc. (Industrial Conglomerates)	0.5%	54	7,924
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.2%	336	16,568
International Business Machines Corp. (IT Services)	0.6%	66	8,202
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Johnson & Johnson (Pharmaceuticals)	2.0%	195	$28,645
Mastercard, Inc., Class A (IT Services)	0.9%	66	13,271
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.8%	57	10,745
Medtronic plc (Health Care Equipment & Supplies)	0.7%	98	9,558
Merck & Co., Inc. (Pharmaceuticals)	1.1%	194	15,392
Microsoft Corp. (Software)	4.4%	559	61,988
Netflix, Inc.* (Entertainment)	0.6%	32	9,156
Oracle Corp. (Software)	0.7%	206	10,045
PayPal Holdings, Inc.* (IT Services)	0.5%	86	7,380
PepsiCo, Inc. (Beverages)	0.9%	103	12,560
Pfizer, Inc. (Pharmaceuticals)	1.5%	427	19,740
Philip Morris International, Inc. (Tobacco)	0.7%	114	9,864
Procter & Gamble Co. (The) (Household Products)	1.2%	181	17,106
salesforce.com, Inc.* (Software)	0.5%	55	7,852
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	29	7,237
Union Pacific Corp. (Road & Rail)	0.6%	54	8,304
United Technologies Corp. (Aerospace & Defense)	0.5%	60	7,250
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.5%	70	19,695
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.3%	302	18,211
Visa, Inc., Class A (IT Services)	1.3%	130	18,422
Walmart, Inc. (Food & Staples Retailing)	0.7%	105	10,253
Walt Disney Co. (The) (Entertainment)	0.9%	108	12,473
Other Common Stocks	44.2%	9,467	627,361
Total Common Stocks (Cost $1,327,750)			1,411,455

See accompanying notes to the financial statements.

68 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 0.6%
Repurchase Agreements (b) — 0.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $7,814 (Cost $7,813)	$7,813	$7,813
Total Investments — 100.0% (Cost $1,335,563)		1,419,268
Other assets less liabilities — 0.0% (a)		393
Net Assets — 100.0%		$1,419,661

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$173,068
Aggregate gross unrealized depreciation	(93,544)
Net unrealized appreciation	$79,524
Federal income tax cost	$1,339,744

S&P 500® Ex-Financials ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	3.0%
Air Freight & Logistics	0.8%
Airlines	0.6%
Auto Components	0.2%
Automobiles	0.5%
Beverages	2.3%
Biotechnology	3.1%
Building Products	0.3%
Chemicals	2.1%
Commercial Services & Supplies	0.4%
Communications Equipment	1.4%
Construction & Engineering	0.1%
Construction Materials	0.1%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Telecommunication Services	2.5%
Electric Utilities	2.3%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	0.7%
Entertainment	2.4%
Food & Staples Retailing	1.9%
Food Products	1.4%
Health Care Equipment & Supplies	3.9%
Health Care Providers & Services	4.1%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	2.2%
Household Durables	0.4%
Household Products	1.9%
Independent Power and Renewable Electricity Producers	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: S&P 500® EX-FINANCIALS ETF SPXN :: 69

Industrial Conglomerates	1.5%
Interactive Media & Services	5.3%
Internet & Direct Marketing Retail	4.2%
IT Services	5.7%
Leisure Products	0.1%
Life Sciences Tools & Services	1.2%
Machinery	1.8%
Media	1.6%
Metals & Mining	0.3%
Multiline Retail	0.6%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	6.0%
Personal Products	0.2%
Pharmaceuticals	6.2%
Professional Services	0.4%
Road & Rail	1.2%
Semiconductors & Semiconductor Equipment	4.3%
Software	7.3%
Specialty Retail	2.7%
Technology Hardware, Storage & Peripherals	4.8%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	1.2%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.6%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

70 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.7%
3M Co. (Industrial Conglomerates)	0.6%	42	$8,733
Accenture plc, Class A (IT Services)	0.5%	46	7,568
Adobe, Inc.* (Software)	0.6%	35	8,781
Alphabet, Inc., Class A* (Interactive Media & Services)	1.7%	22	24,412
Alphabet, Inc., Class C* (Interactive Media & Services)	1.7%	22	24,078
Altria Group, Inc. (Tobacco)	0.5%	136	7,457
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.6%	30	50,705
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.2%	333	59,467
AT&T, Inc. (Diversified Telecommunication Services)	1.2%	526	16,432
Bank of America Corp. (Banks)	1.4%	672	19,085
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	2.2%	141	30,772
Boeing Co. (The) (Aerospace & Defense)	0.9%	39	13,524
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	31	7,360
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.2%	139	16,533
Cisco Systems, Inc. (Communications Equipment)	1.1%	330	15,797
Citigroup, Inc. (Banks)	0.8%	182	11,792
Coca-Cola Co. (The) (Beverages)	1.0%	276	13,910
Comcast Corp., Class A (Media)	0.9%	331	12,912
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	32	7,401
DowDuPont, Inc. (Chemicals)	0.7%	167	9,661
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.7%	307	24,406
Facebook, Inc., Class A* (Interactive Media & Services)	1.7%	174	24,466
Home Depot, Inc. (The) (Specialty Retail)	1.1%	83	14,967
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	54	7,924
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.2%	333	16,420
International Business Machines Corp. (IT Services)	0.6%	66	8,202
JPMorgan Chase & Co.(Banks)	1.9%	243	27,019
Mastercard, Inc., Class A (IT Services)	0.9%	66	13,271
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	56	10,556
Microsoft Corp. (Software)	4.3%	555	61,544
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Netflix, Inc.* (Entertainment)	0.6%	32	$9,156
NextEra Energy, Inc. (Electric Utilities)	0.4%	34	6,178
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.5%	94	7,061
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.5%	44	7,191
Oracle Corp. (Software)	0.7%	206	10,045
PayPal Holdings, Inc.* (IT Services)	0.5%	87	7,465
PepsiCo, Inc. (Beverages)	0.9%	103	12,560
Philip Morris International, Inc. (Tobacco)	0.7%	112	9,691
Procter & Gamble Co. (The) (Household Products)	1.2%	180	17,012
salesforce.com, Inc.* (Software)	0.5%	55	7,852
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.4%	89	5,938
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	70	6,989
Union Pacific Corp. (Road & Rail)	0.6%	54	8,304
United Technologies Corp. (Aerospace & Defense)	0.5%	59	7,128
US Bancorp (Banks)	0.4%	111	6,045
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.3%	299	18,030
Visa, Inc., Class A (IT Services)	1.3%	129	18,281
Walmart, Inc. (Food & Staples Retailing)	0.7%	105	10,253
Walt Disney Co. (The) (Entertainment)	0.9%	109	12,588
Wells Fargo & Co. (Banks)	1.2%	313	16,990
Other Common Stocks	44.9%	10,373	638,911
Total Common Stocks (Cost $1,358,076)			1,418,823
		Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (a) — 0.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,526 (Cost $4,526)		$4,526	4,526
Total Investments — 100.0% (Cost $1,362,602)			1,423,349
Other assets less liabilities — 0.0% (b)			313
Net Assets — 100.0%			$1,423,662

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 71

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  Represents less than 0.05% of net assets.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,923
Aggregate gross unrealized depreciation	(89,972)
Net unrealized appreciation	$58,951
Federal income tax cost	$1,364,398

S&P 500® Ex-Health Care ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	3.0%
Air Freight & Logistics	0.8%
Airlines	0.6%
Auto Components	0.2%
Automobiles	0.5%
Banks	7.1%
Beverages	2.2%
Building Products	0.3%
Capital Markets	3.2%
Chemicals	2.1%
Commercial Services & Supplies	0.4%
Communications Equipment	1.4%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.8%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	2.2%
Diversified Telecommunication Services	2.5%
Electric Utilities	2.3%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	0.7%
Entertainment	2.3%
Equity Real Estate Investment Trusts (REITs)	3.4%
Food & Staples Retailing	1.9%
Food Products	1.4%
Hotels, Restaurants & Leisure	2.1%
Household Durables	0.4%
Household Products	1.9%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.5%
Insurance	2.8%
Interactive Media & Services	5.3%
Internet & Direct Marketing Retail	4.2%
IT Services	5.6%
Leisure Products	0.1%
Machinery	1.8%
Media	1.6%
Metals & Mining	0.3%

See accompanying notes to the financial statements.

72 :: SPXV S&P 500® EX-HEALTH CARE ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Multiline Retail	0.6%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	5.9%
Personal Products	0.2%
Professional Services	0.4%
Real Estate Management & Development	0.1%
Road & Rail	1.2%
Semiconductors & Semiconductor Equipment	4.3%
Software	7.2%
Specialty Retail	2.7%
Technology Hardware, Storage & Peripherals	4.7%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	1.2%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.3%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 73

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.4%
3M Co. (Industrial Conglomerates)	0.6%	83	$17,257
Abbott Laboratories (Health Care Equipment & Supplies)	0.7%	248	18,364
AbbVie, Inc. (Biotechnology)	0.8%	214	20,174
Alphabet, Inc., Class A* (Interactive Media & Services)	1.8%	42	46,605
Alphabet, Inc., Class C* (Interactive Media & Services)	1.8%	44	48,155
Altria Group, Inc. (Tobacco)	0.5%	266	14,585
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.7%	58	98,030
Amgen, Inc. (Biotechnology)	0.7%	91	18,951
AT&T, Inc. (Diversified Telecommunication Services)	1.2%	1,028	32,115
Bank of America Corp. (Banks)	1.4%	1,315	37,346
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	2.3%	276	60,234
Boeing Co. (The) (Aerospace & Defense)	1.0%	76	26,354
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	0.5%	7	13,243
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	231	12,349
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.2%	271	32,233
Citigroup, Inc. (Banks)	0.9%	356	23,065
Coca-Cola Co. (The) (Beverages)	1.0%	542	27,317
Comcast Corp., Class A (Media)	1.0%	647	25,239
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	62	14,340
CVS Health Corp. (Health Care Providers & Services)	0.5%	184	14,720
DowDuPont, Inc. (Chemicals)	0.7%	327	18,917
Eli Lilly & Co. (Pharmaceuticals)	0.6%	135	16,016
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.8%	599	47,620
Facebook, Inc., Class A* (Interactive Media & Services)	1.8%	341	47,948
Gilead Sciences, Inc. (Biotechnology)	0.5%	183	13,165
Home Depot, Inc. (The) (Specialty Retail)	1.1%	162	29,212
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	105	15,409
Johnson & Johnson (Pharmaceuticals)	2.1%	379	55,675
JPMorgan Chase & Co. (Banks)	2.0%	476	52,926
Linde plc (Chemicals)	0.5%	78	12,406
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.8%	110	20,736
Medtronic plc (Health Care Equipment & Supplies)	0.7%	191	18,628
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Merck & Co., Inc. (Pharmaceuticals)	1.1%	376	$29,832
Netflix, Inc.* (Entertainment)	0.7%	62	17,740
NextEra Energy, Inc. (Electric Utilities)	0.5%	67	12,175
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.5%	181	13,597
PepsiCo, Inc. (Beverages)	0.9%	200	24,388
Pfizer, Inc. (Pharmaceuticals)	1.5%	829	38,325
Philip Morris International, Inc. (Tobacco)	0.7%	220	19,036
Procter & Gamble Co. (The) (Household Products)	1.3%	352	33,267
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.4%	175	11,676
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	57	14,224
Union Pacific Corp. (Road & Rail)	0.6%	105	16,147
United Technologies Corp. (Aerospace & Defense)	0.5%	116	14,088
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.4%	136	38,265
US Bancorp (Banks)	0.4%	216	11,763
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.3%	585	35,275
Walmart, Inc. (Food & Staples Retailing)	0.8%	203	19,823
Walt Disney Co. (The) (Entertainment)	0.9%	210	24,253
Wells Fargo & Co. (Banks)	1.3%	614	33,328
Other Common Stocks	48.3%	20,000	1,280,165
Total Common Stocks (Cost $2,686,322)			2,636,701
		Principal Amount
Short-Term Investments — 0.5%
Repurchase Agreements (a) — 0.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $12,732 (Cost $12,730)		$12,730	12,730
Total Investments — 99.9% (Cost $2,699,052)			2,649,431
Other assets less liabilities — 0.1%			2,699
Net Assets — 100.0%			$2,652,130

See accompanying notes to the financial statements.

74 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,200
Aggregate gross unrealized depreciation	(195,371)
Net unrealized depreciation	$(66,171)
Federal income tax cost	$2,715,602

S&P 500® Ex-Technology ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	3.1%
Air Freight & Logistics	0.9%
Airlines	0.6%
Auto Components	0.2%
Automobiles	0.5%
Banks	7.5%
Beverages	2.4%
Biotechnology	3.2%
Building Products	0.3%
Capital Markets	3.4%
Chemicals	2.4%
Commercial Services & Supplies	0.5%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.9%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	2.3%
Diversified Telecommunication Services	2.6%
Electric Utilities	2.4%
Electrical Equipment	0.6%
Energy Equipment & Services	0.7%
Entertainment	2.4%
Equity Real Estate Investment Trusts (REITs)	3.5%
Food & Staples Retailing	2.0%
Food Products	1.5%
Health Care Equipment & Supplies	4.1%
Health Care Providers & Services	4.3%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	2.2%
Household Durables	0.4%
Household Products	2.0%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.7%
Insurance	2.9%
Interactive Media & Services	5.5%
Internet & Direct Marketing Retail	4.4%
Leisure Products	0.1%
Life Sciences Tools & Services	1.3%
Machinery	1.9%
Media	1.7%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: S&P 500® EX-TECHNOLOGY ETF SPXT :: 75

Metals & Mining	0.3%
Multiline Retail	0.6%
Multi-Utilities	1.3%
Oil, Gas & Consumable Fuels	6.1%
Personal Products	0.2%
Pharmaceuticals	6.4%
Professional Services	0.4%
Real Estate Management & Development	0.1%
Road & Rail	1.3%
Semiconductors & Semiconductor Equipment	0.1%
Specialty Retail	2.8%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	1.3%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.6%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

76 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.6%
Banks — 12.8%
Bank OZK	331,398	$8,980,886
Commerce Bancshares, Inc.	141,562	8,921,212
Cullen/Frost Bankers, Inc.	87,520	8,780,006
Prosperity Bancshares, Inc.	132,591	9,200,489
UMB Financial Corp.	133,055	9,003,832
United Bankshares, Inc.	253,627	9,173,689
		54,060,114
Capital Markets — 5.9%
Eaton Vance Corp.	190,144	7,744,565
FactSet Research Systems, Inc.	37,298	8,746,008
SEI Investments Co.	157,292	8,446,581
		24,937,154
Chemicals — 2.1%
RPM International, Inc.	135,411	8,930,355
Commercial Services & Supplies — 2.2%
MSA Safety, Inc.	84,373	9,195,813
Containers & Packaging — 6.2%
AptarGroup, Inc.	80,233	8,348,244
Bemis Co., Inc.	180,243	8,788,649
Sonoco Products Co.	152,108	8,752,294
		25,889,187
Equity Real Estate Investment Trusts (REITs) — 4.1%
National Retail Properties, Inc.	171,030	8,561,762
Tanger Factory Outlet Centers, Inc.	373,478	8,832,754
		17,394,516
Food & Staples Retailing — 2.0%
Casey's General Stores, Inc.	64,242	8,317,412
Food Products — 6.2%
Flowers Foods, Inc.	404,117	7,997,475
Lancaster Colony Corp.	49,824	8,984,264
Tootsie Roll Industries, Inc.	256,298	8,972,993
		25,954,732
Gas Utilities — 9.6%
Atmos Energy Corp.	82,661	7,908,178
National Fuel Gas Co.	142,297	7,662,694
New Jersey Resources Corp.	171,359	8,316,052
ONE Gas, Inc.	96,781	8,235,095
UGI Corp.	145,232	8,343,578
		40,465,597
Investments	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 1.9%
West Pharmaceutical Services, Inc.	71,773	$7,863,450
Hotels, Restaurants & Leisure — 2.2%
Cracker Barrel Old Country Store, Inc.	50,859	9,195,816
Industrial Conglomerates — 2.1%
Carlisle Cos., Inc.	85,542	9,026,392
Insurance — 10.4%
Brown & Brown, Inc.	290,830	8,439,887
Mercury General Corp.	163,308	9,251,398
Old Republic International Corp.	404,523	9,121,994
RenaissanceRe Holdings Ltd.	63,228	8,384,665
WR Berkley Corp.	109,952	8,662,018
		43,859,962
Leisure Products — 2.2%
Polaris Industries, Inc.	94,635	9,179,595
Machinery — 8.5%
Donaldson Co., Inc.	160,563	8,997,950
Graco, Inc.	214,815	9,462,601
Lincoln Electric Holdings, Inc.	103,195	8,869,610
Nordson Corp.	71,004	8,549,592
		35,879,753
Media — 4.0%
John Wiley & Sons, Inc., Class A	146,208	8,083,840
Meredith Corp.	153,829	8,808,249
		16,892,089
Metals & Mining — 1.8%
Royal Gold, Inc.	103,079	7,540,229
Multi-Utilities — 5.9%
Black Hills Corp.	129,075	8,546,056
MDU Resources Group, Inc.	304,851	8,069,406
Vectren Corp.	112,351	8,067,925
		24,683,387
Personal Products — 1.8%
Nu Skin Enterprises, Inc., Class A	116,780	7,703,977
Software — 1.7%
CDK Global, Inc.	141,568	7,135,027
Specialty Retail — 1.9%
Aaron's, Inc.	167,112	7,820,842

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: S&P MIDCAP 400® DIVIDEND ARISTOCRATS ETF REGL :: 77

Investments	Shares	Value
Common Stocks (continued)
Water Utilities — 1.9%
Aqua America, Inc.	227,538	$7,802,278
Wireless Telecommunication Services — 2.2%
Telephone & Data Systems, Inc.	261,813	9,354,579
Total Common Stocks (Cost $397,267,014)		419,082,256
	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (a) — 0.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $1,066,103 (Cost $1,065,902)	$1,065,902	1,065,902
Total Investments — 99.9% (Cost $398,332,916)		420,148,158
Other assets less liabilities — 0.1%		463,963
Net Assets — 100.0%		$420,612,121

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,453,184
Aggregate gross unrealized depreciation	(14,404,011)
Net unrealized appreciation	$20,049,173
Federal income tax cost	$400,098,985

See accompanying notes to the financial statements.

78 :: REGL S&P MIDCAP 400® DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Foreign Government Securities — 74.6%
Abu Dhabi Government Bond
2.50%, 10/11/2022 (a)	$200,000	$192,000
Arab Republic of Egypt
5.75%, 4/29/2020 (a)	100,000	100,628
Argentina Government International Bond
6.88%, 4/22/2021	150,000	141,525
Brazilian Government International Bond
8.88%, 10/14/2019	120,000	125,700
4.88%, 1/22/2021	100,000	101,950
Chile Government International Bond
3.25%, 9/14/2021	100,000	99,718
China Government Bond
2.13%, 11/2/2022 (a)	230,000	220,947
Colombia Government International Bond
11.75%, 2/25/2020	180,000	197,550
Croatia Government International Bond
6.63%, 7/14/2020 (a)	200,000	207,880
Hungary Government International Bond
6.38%, 3/29/2021	150,000	157,884
5.38%, 2/21/2023	50,000	52,166
Indonesia Government International Bond
5.88%, 3/13/2020 (a)	300,000	308,791
Kingdom of Bahrain
5.50%, 3/31/2020 (a)	100,000	100,060
Kingdom of Saudi Arabia
2.38%, 10/26/2021 (a)	200,000	192,212
Lithuania Government International Bond
6.13%, 3/9/2021 (a)	150,000	158,625
Mexico Government International Bond
3.50%, 1/21/2021	66,000	65,554
3.63%, 3/15/2022	82,000	80,594
4.00%, 10/2/2023	70,000	68,986
Oman Government Bond
3.63%, 6/15/2021 (a)	200,000	194,344
Panama Government International Bond
5.63%, 7/25/2022 (a)	60,000	64,440
Perusahaan Penerbit SBSN Indonesia III
3.40%, 3/29/2022 (a)	200,000	195,100
Philippine Government International Bond
6.50%, 1/20/2020	170,000	176,217
Poland Government International Bond
6.38%, 7/15/2019	140,000	142,800
5.00%, 3/23/2022	100,000	104,451
Provincia de Cordoba
7.13%, 6/10/2021 (a)	150,000	137,700
Investments	Principal Amount	Value
Foreign Government Securities (continued)
Qatar Government International Bond
3.88%, 4/23/2023 (a)	$200,000	$200,460
Republic of Ecuador
10.75%, 3/28/2022 (a)	200,000	206,600
Republic of Lebanon
6.15%, 6/19/2020	45,000	41,801
8.25%, 4/12/2021 (a)	100,000	93,192
6.25%, 5/27/2022	150,000	127,944
Republic of Turkey
5.63%, 3/30/2021	200,000	195,244
Romania Government International Bond
4.38%, 8/22/2023 (a)	80,000	79,373
Russian Foreign Bond
5.00%, 4/29/2020 (a)	100,000	101,420
Serbia International Bond
4.88%, 2/25/2020 (a)	200,000	201,308
South Africa Government International Bond
6.88%, 5/27/2019	100,000	101,397
5.88%, 5/30/2022	100,000	102,500
Sri Lanka Government International Bond
6.25%, 10/4/2020 (a)	200,000	192,000
Turkey Government International Bond
5.13%, 3/25/2022	200,000	188,851
Ukraine Government International Bond
7.75%, 9/1/2021 (a)	100,000	94,422
Total Foreign Government Securities (Cost $5,669,411)		5,514,334
Corporate Bonds — 23.6%
Banks — 7.9%
China Development Bank
2.13%, 6/1/2021 (a)	200,000	192,689
QNB Finance Ltd.
2.13%, 9/7/2021 (a)	200,000	189,492
Sberbank of Russia
5.18%, 6/28/2019 (a)	200,000	200,540
		582,721
Diversified Financial Services — 5.5%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 7/12/2020 (a)	200,000	204,738
Gazprom OAO
6.00%, 1/23/2021 (a)	200,000	204,682
		409,420

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 79

Investments	Principal Amount	Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels — 10.2%
Petrobras Global Finance BV
5.38%, 1/27/2021	$140,000	$141,925
6.13%, 1/17/2022	80,000	82,057
Petroleos Mexicanos
4.88%, 1/24/2022	140,000	135,520
3.50%, 1/30/2023	210,000	189,189
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 9/29/2021 (a)	214,000	203,962
		752,653
Total Corporate Bonds (Cost $1,783,279)		1,744,794
Short-Term Investments — 1.5%
Repurchase Agreements (b) — 1.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $112,333 (Cost $112,312)	112,312	112,312
Total Investments — 99.7% (Cost $7,565,002)		7,371,440
Other assets less liabilities — 0.3%		22,471
Net Assets — 100.0%		$7,393,911

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,169
Aggregate gross unrealized depreciation	(207,731)
Net unrealized depreciation	$(193,562)
Federal income tax cost	$7,565,002

See accompanying notes to the financial statements.

80 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of November 30, 2018:

Brazil	8.9%
China	8.4%
Mexico	7.3%
Russia	6.8%
Indonesia	6.8%
Qatar	5.3%
Turkey	5.2%
Argentina	3.8%
Lebanon	3.6%
Poland	3.3%
Hungary	2.8%
Croatia	2.8%
Ecuador	2.8%
South Africa	2.8%
Serbia	2.7%
Colombia	2.7%
Oman	2.6%
Saudi Arabia	2.6%
Sri Lanka	2.6%
United Arab Emirates	2.6%
Philippines	2.4%
Lithuania	2.1%
Egypt	1.4%
Bahrain	1.3%
Chile	1.3%
Ukraine	1.3%
Romania	1.1%
Panama	0.9%
Other[1]	1.8%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 81

STATEMENTS OF ASSETS AND LIABILITIES

82 :: NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	CDS Short North American HY Credit ETF	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF		Equities for Rising Rates ETF	Global Listed Private Equity ETF		Hedge Replication ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$6,242,537	$3,189,692	$46,536,276		$8,773,510	$21,240,915		$41,304,454
Securities, at value	—	—	46,355,487		7,619,135	19,677,607		35,113,209
Repurchase Agreements, at value	6,242,537	3,189,692	48,918		24,571	112,853		6,076,898
Cash	—	—	3,414		—	8,625		—
Foreign cash	—	—	37,687	†	—	10,942	††	—
Due from Custodian	—	—	159,523		—	—		—
Segregated cash balances with brokers for futures contracts	—	—	—		—	—		51,865
Segregated cash balances with custodian for swap agreements	—	4,160,000	—		—	—		1,573,000
Segregated cash balance with brokers for centrally cleared swap agreements	195,702	—	—		—	—		—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—		—	—		—
Dividends and interest receivable	383	196	119,948		14,106	31,936		6,720
Receivable for investments sold	—	—	—		—	—		1,537
Receivable for capital shares issued	—	—	—		—	—		—
Receivable from Advisor	2,160	—	—		—	—		—
Reclaims receivable	—	—	12,131		—	26,473		—
Receivable for variation margin on centrally cleared swap agreements	19,904	—	—		—	—		—
Receivable for variation margin on futures contracts	—	—	—		—	—		14,864
Unrealized appreciation on non-exchange traded swap agreements	—	23,552	—		—	—		685,494
Unrealized appreciation on forward foreign currency contracts	—	—	—		—	—		—
Prepaid expenses	393	109	—		—	415		983
Total Assets	6,461,079	7,373,549	46,737,108		7,657,812	19,868,851		43,524,570
LIABILITIES:
Cash overdraft	—	—	—		—	—		1,970
Payable for investments purchased	—	—	159,523		—	—		5,679
Payable for capital shares redeemed	—	—	—		—	—		—
Advisory fees payable	—	2,983	16,980		2,218	639		7,415
Management Services fees payable	—	—	—		—	—		3,548
Custodian fees payable	501	—	—		—	897		29,225
Administration fees payable	12,774	—	—		—	25,987		31,302
Trustee fees payable	49	94	359		94	162		361
Compliance services fees payable	20	20	147		31	77		157
Listing, Data and related fees payable	—	—	—		—	7,255		22,445
Professional fees payable	9,586	46	128		39	13,390		10,227
Payable for variation margin on centrally cleared swap agreements	—	—	—		—	—		—
Payable for variation margin on futures contracts	—	—	—		—	—		—
Unrealized depreciation on non-exchange traded swap agreements	—	1,625,388	—		—	—		—
Other liabilities	1,315	—	—		—	2,158		8,203
Total Liabilities	24,245	1,628,531	177,137		2,382	50,565		120,532
NET ASSETS	$6,436,834	$5,745,018	$46,559,971		$7,655,430	$19,818,286		$43,404,038
NET ASSETS CONSIST OF:
Paid in Capital	$7,289,196	$8,683,573	$48,607,022		$5,488,604	$23,436,325		$40,732,642
Distributable earnings (loss) (Note 16)	(852,362)	(2,938,555)	(2,047,051)		2,166,826	(3,618,039)		2,671,396
NET ASSETS	$6,436,834	$5,745,018	$46,559,971		$7,655,430	$19,818,286		$43,404,038
Shares (unlimited number of shares authorized, no par value)	200,001	175,001	1,150,001		175,001	600,001		975,000
Net Asset Value	$32.18	$32.83	$40.49		$43.75	$33.03		$44.52

†  Cost of $37,502.

††  Cost of $11,112.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: 83

	High Yield- Interest Rate Hedged	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(1)	Large Cap Core Plus	Long Online/ Short Stores ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$194,084,961	$14,897,979	$434,787,353	$22,760,754	$815,258,694	$52,483,569
Securities, at value	179,244,672	12,015,809	399,014,451	—	779,532,252	43,984,150
Repurchase Agreements, at value	6,068,937	2,188,150	7,622,823	22,760,754	5,070,655	4,512,639
Cash	27,543	—	—	2,917,123	30,594	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	1,258,598	—	6,073,540	2,192,190	—	—
Segregated cash balances with custodian for swap agreements	—	509,600	—	—	1,120,241	529,194
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	3,198,898	37,766	5,134,094	1,396	1,614,987	277
Receivable for investments sold	27,543	—	43,597,579	—	3,613,884	2,483,913
Receivable for capital shares issued	—	—	3,655	—	—	—
Receivable from Advisor	—	5,817	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	35,062	—	—	18,757,794	538,611
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	—	803	—	—	—	—
Total Assets	189,826,191	14,793,007	461,446,142	27,871,463	809,740,407	52,048,784
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	2,456,026	—	—	1,364	1,947,561	2,089,348
Payable for capital shares redeemed	—	—	47,343,868	—	1,708,486	1,107,163
Advisory fees payable	76,247	—	115,547	16,770	296,366	25,522
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	—	103	—	—	—	—
Administration fees payable	—	25,979	—	—	—	—
Trustee fees payable	1,580	109	5,170	183	7,137	612
Compliance services fees payable	626	45	2,004	83	2,981	246
Listing, Data and related fees payable	—	3,361	—	—	—	—
Professional fees payable	583	9,680	1,861	58	2,557	188
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	131,377	—	200,002	13,643	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	403,847	—	—	709,447	2,325,426
Other liabilities	—	6,289	503,847	—	—	—
Total Liabilities	2,666,439	449,413	48,172,299	32,101	4,674,535	5,548,505
NET ASSETS	$187,159,752	$14,343,594	$413,273,843	$27,839,362	$805,065,872	$46,500,279
NET ASSETS CONSIST OF:
Paid in Capital	$220,318,324	$18,679,078	$449,890,504	$37,301,113	$675,914,469	$46,919,512
Distributable earnings (loss) (Note 16)	(33,158,572)	(4,335,484)	(36,616,661)	(9,461,751)	129,151,403	(419,233)
NET ASSETS	$187,159,752	$14,343,594	$413,273,843	$27,839,362	$805,065,872	$46,500,279
Shares (unlimited number of shares authorized, no par value)	2,850,001	500,001	5,675,001	1,450,001	11,950,000	1,050,001
Net Asset Value	$65.67	$28.69	$72.82	$19.20	$67.37	$44.29

(1)  Consolidated Statement of Assets and Liabilities.
See accompanying notes to the financial statements.

84 :: NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Managed Futures Strategy ETF(1)	Merger ETF		Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF		MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$2,749,488	$3,407,007		$7,611,745	(2)	$111,560,920		$20,372,516		$10,985,588
Securities, at value	—	3,049,189		7,459,027	(3)	108,463,927		20,214,765		10,480,606
Repurchase Agreements, at value	2,749,488	299,705		20,738		306,729		91,929		38,302
Cash	216,037	94,654		—		6		—		—
Foreign cash	—	1,371	†	—		98,873	††	15,214	†††	9,885	††††
Segregated cash balances with brokers for futures contracts	99,838	—		—		—		—		—
Segregated cash balances with custodian for swap agreements	—	20,434		—		—		—		—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—		—		—		—		—
Segregated cash balances with Authorized Participant for deposit securities	—	—		—		—		—		—
Dividends and interest receivable	169	1,188		—		160,042		11,215		8,640
Receivable for investments sold	158	297,484		—		17,806,323		5,596,641		1,231,607
Receivable for capital shares issued	—	—		—		—		—		—
Receivable from Advisor	—	7,617		2,694		—		—		—
Reclaims receivable	—	1,147		—		212,145		—		27,733
Receivable for variation margin on centrally cleared swap agreements	—	—		—		—		—		—
Receivable for variation margin on futures contracts	—	—		—		—		—		—
Unrealized appreciation on non- exchange traded swap agreements	—	882		—		—		—		—
Unrealized appreciation on forward foreign currency contracts	—	4,247		—		—		—		—
Prepaid expenses	—	402		415		—		—		—
Total Assets	3,065,690	3,778,320		7,482,874		127,048,045		25,929,764		11,796,773
LIABILITIES:
Cash overdraft	—	—		—		—		—		—
Payable for investments purchased	481	—		—		17,690,793		5,555,248		1,225,118
Payable for capital shares redeemed	—	—		—		—		—		—
Advisory fees payable	1,908	—		—		45,234		9,774		4,814
Management Services fees payable	—	—		—		—		—		—
Custodian fees payable	—	2,694		62		—		—		—
Administration fees payable	—	26,018		8,010		—		—		—
Trustee fees payable	22	40		59		1,032		187		102
Compliance services fees payable	9	14		22		419		74		45
Listing, Data and related fees payable	—	12,704		998		—		—		—
Professional fees payable	10	12,582		9,638		385		66		36
Payable for variation margin on centrally cleared swap agreements	—	—		—		—		—		—
Payable for variation margin on futures contracts	2,072	—		—		—		—		—
Unrealized depreciation on non-exchange traded swap agreements	—	34,435		—		—		—		—
Due to counterparty	—	—		—		—		4,995		—
Other liabilities	—	1,101		2,633		—		—		—
Total Liabilities	4,502	89,588		21,422		17,737,863		5,570,344		1,230,115
NET ASSETS	$3,061,188	$3,688,732		$7,461,452		$109,310,182		$20,359,420		$10,566,658
NET ASSETS CONSIST OF:
Paid in Capital	$3,044,759	$4,202,287		$9,237,839		$114,432,063		$19,966,721		$11,178,038
Distributable earnings (loss) (Note 16)	16,429	(513,555)		(1,776,387)		(5,121,881)		392,699		(611,380)
NET ASSETS	$3,061,188	$3,688,732		$7,461,452		$109,310,182		$20,359,420		$10,566,658
Shares (unlimited number of shares authorized, no par value)	75,001	100,001		200,001		3,100,001		375,001		275,001
Net Asset Value	$40.82	$36.89		$37.31		$35.26		$54.29		$38.42

(1)  Consolidated Statement of Assets and Liabilities.

(2)  Includes investments in affiliated Underlying ETFs (Cost $7,591,007).

(3)  Includes investments in affiliated Underlying ETFs (Value $7,459,027).

†  Cost of $1,376.

††  Cost of $99,062.

†††  Cost of $14,957.

††††  Cost of $9,908.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: 85

	Online Retail ETF	Pet Care ETF		RAFITM Long/Short	Russell 2000 Dividend Growers ETF	S&P 500® Bond ETF	S&P 500® Dividend Aristocrats ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$33,689,480	$20,778,940		$10,236,014	$460,951,300	$27,890,714	$3,477,481,857
Securities, at value	30,514,369	20,595,867		9,920,407	466,957,978	26,867,685	3,790,873,218
Repurchase Agreements, at value	427,632	56,240		2,228,015	1,609,192	267,231	5,626,504
Cash	—	1,000		—	—	—	—
Foreign cash	—	2,566	†	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—		—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—		71,208	—	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—		—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	1,281,146		—	—	—	—
Dividends and interest receivable	26	7,963		26,509	1,493,400	245,127	8,664,098
Receivable for investments sold	1,218,930	—		34,393	—	—	—
Receivable for capital shares issued	3,384,522	3,936,827		—	5,861,910	—	—
Receivable from Advisor	—	—		—	—	—	—
Reclaims receivable	—	—		—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—		—	—	—	—
Receivable for variation margin on futures contracts	—	—		—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—		36,565	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—		—	—	—	—
Prepaid expenses	—	—		831	—	—	—
Total Assets	35,545,479	25,881,609		12,317,928	475,922,480	27,380,043	3,805,163,820
LIABILITIES:
Cash overdraft	253,591	—		20,210	988,264	—	4,868,515
Collateral upon return of deposit securities	—	715,698		—	—	—	—
Payable for investments purchased	4,658,211	4,492,818		2,576	5,857,762	—	—
Payable for capital shares redeemed	—	—		—	—	—	—
Advisory fees payable	11,175	4,746		1,573	147,336	3,834	1,047,128
Management Services fees payable	—	—		899	—	—	—
Custodian fees payable	—	—		14,595	—	—	—
Administration fees payable	—	—		26,511	—	—	—
Trustee fees payable	146	12		77	3,509	252	30,394
Compliance services fees payable	80	4		29	1,411	128	12,480
Listing, Data and related fees payable	—	—		12,546	—	—	—
Professional fees payable	41	3		9,691	1,377	83	11,730
Payable for variation margin on centrally cleared swap agreements	—	—		—	—	—	—
Payable for variation margin on futures contracts	—	—		—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—		1,338,517	—	—	—
Other liabilities	—	—		6,078	—	—	—
Total Liabilities	4,923,244	5,213,281		1,433,302	6,999,659	4,297	5,970,247
NET ASSETS	$30,622,235	$20,668,328		$10,884,626	$468,922,821	$27,375,746	$3,799,193,573
NET ASSETS CONSIST OF:
Paid in Capital	$33,614,749	$20,808,871		$28,839,589	$432,448,699	$28,113,509	$3,158,186,715
Distributable earnings (loss) (Note 16)	(2,992,514)	(140,543)		(17,954,963)	36,474,122	(737,763)	641,006,858
NET ASSETS	$30,622,235	$20,668,328		$10,884,626	$468,922,821	$27,375,746	$3,799,193,573
Shares (unlimited number of shares authorized, no par value)	900,001	525,001		300,000	7,975,001	350,001	57,350,001
Net Asset Value	$34.02	$39.37		$36.28	$58.80	$78.22	$66.25

†  Cost of $2,566.

See accompanying notes to the financial statements.

86 :: NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	S&P MidCap 400® Dividend Aristocrats ETF	Short Term USD Emerging Markets Bond ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$7,892,475	$1,335,563	$1,362,602	$2,699,052	$398,332,916	$7,565,002
Securities, at value	7,238,857	1,411,455	1,418,823	2,636,701	419,082,256	7,259,128
Repurchase Agreements, at value	31,752	7,813	4,526	12,730	1,065,902	112,312
Cash	—	—	—	—	—	6
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	13,754	3,169	3,019	5,804	891,297	92,510
Receivable for investments sold	4,058	826	893	1,652	—	102,885
Receivable for capital shares issued	—	—	—	—	2,822,900	—
Receivable from Advisor	—	—	—	—	—	4,818
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	—	—	—	—	—	439
Total Assets	7,288,421	1,423,263	1,427,261	2,656,887	423,862,355	7,572,098
LIABILITIES:
Cash overdraft	401	95	87	145	288,729	—
Payable for investments purchased	9,057	3,177	3,177	3,994	2,822,304	134,199
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	1,586	310	312	577	133,401	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	—	—	—	—	—	462
Administration fees payable	—	—	—	—	—	28,314
Trustee fees payable	62	12	12	22	3,246	67
Compliance services fees payable	27	4	6	11	1,266	23
Listing, Data and related fees payable	—	—	—	—	—	3,889
Professional fees payable	23	4	5	8	1,288	8,417
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	2,816
Total Liabilities	11,156	3,602	3,599	4,757	3,250,234	178,187
NET ASSETS	$7,277,265	$1,419,661	$1,423,662	$2,652,130	$420,612,121	$7,393,911
NET ASSETS CONSIST OF:
Paid in Capital	$5,601,981	$1,341,692	$1,365,972	$2,364,580	$385,840,794	$8,148,457
Distributable earnings (loss) (Note 16)	1,675,284	77,969	57,690	287,550	34,771,327	(754,546)
NET ASSETS	$7,277,265	$1,419,661	$1,423,662	$2,652,130	$420,612,121	$7,393,911
Shares (unlimited number of shares authorized, no par value)	125,001	25,001	25,001	50,001	7,450,001	100,001
Net Asset Value	$58.22	$56.78	$56.94	$53.04	$56.46	$73.94

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: 87

STATEMENTS OF OPERATIONS

88 :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	CDS Short North American HY Credit ETF	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF	Equities for Rising Rates ETF	Global Listed Private Equity ETF	Hedge Replication ETF
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$670,301	$110,049	$542,674	$35,170
Interest	50,090	68,286	1,314	264	1,077	436,719
Foreign withholding tax on income	—	—	(42,928)	—	(3,840)	—

Total Investment Income	50,090	68,286	628,687	110,313	539,911	471,889
EXPENSES:
Advisory fees (Note 4)	16,907	30,338	95,522	20,890	49,916	180,156
Management Services fees (Note 4)	2,601	—	—	—	9,983	24,021
Professional fees	8,662	30	119	33	11,197	9,079
Administration fees (Note 5)	15,230	—	—	—	31,210	36,474
Custodian fees (Note 6)	1,133	—	—	—	3,528	40,004
Printing and Shareholder reports	534	—	—	—	1,515	4,315
Listing, Data and related fees (Note 7)	1,927	—	—	—	7,932	76,497
Trustees fees (Note 8)	54	129	484	137	223	547
Compliance services fees (Note 4)	27	68	243	71	108	275
Other fees	2,053	—	—	—	2,530	2,861
Total Gross Expenses before fees waived and/or reimbursed	49,128	30,565	96,368	21,131	118,142	374,229
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(36,123)	—	—	—	(58,267)	(146,066)
Total Net Expenses	13,005	30,565	96,368	21,131	59,875	228,163
Net Investment Income (Loss)	37,085	37,721	532,319	89,182	480,036	243,726
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(264)	—	(192,479)	196,299	(419,201)	17,228
Expiration or closing of futures contracts	—	—	—	—	—	174,209
Expiration or closing of non-exchange traded swap agreements	—	(1,358,883)	—	—	—	(2,108,558)
Expiration or closing of centrally cleared swap agreements	(170,308)	—	—	—	—	—
In-kind redemptions of investments	—	—	628,506	748,803	—	210,630
Foreign currency transactions	—	—	(4,928)	—	(1,651)	—
Net realized gain (loss)	(170,572)	(1,358,883)	431,099	945,102	(420,852)	(1,706,491)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	(1,282,325)	(1,951,811)	(1,317,630)	(144,868)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	(51,097)
Non-exchange traded swap agreements	—	180,107	—	—	—	532,952
Centrally cleared swap agreements	133,769	—	—	—	—	—
Foreign currency translations	—	—	113	—	(841)	—
Change in net unrealized appreciation/depreciation	133,769	180,107	(1,282,212)	(1,951,811)	(1,318,471)	336,987
Net realized and unrealized gain (loss)	(36,803)	(1,178,776)	(851,113)	(1,006,709)	(1,739,323)	(1,369,504)
Change in Net Assets Resulting from Operations	$282	$(1,141,055)	$(318,794)	$(917,527)	$(1,259,287)	$(1,125,778)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: 89

	High Yield- Interest Rate Hedged	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(1)	Large Cap Core Plus	Long Online/ Short Stores ETF
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$7,726,217	$39,635
Interest	5,686,153	172,358	11,174,674	151,766	127,742	38,980
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	5,686,153	172,358	11,174,674	151,766	7,853,959	78,615
EXPENSES:
Advisory fees (Note 4)	443,075	33,371	809,583	55,328	1,880,639	190,355
Management Services fees (Note 4)	—	6,067	—	—	—	—
Professional fees	507	8,733	1,581	52	2,372	170
Administration fees (Note 5)	—	31,022	—	—	—	—
Custodian fees (Note 6)	—	396	—	—	—	—
Printing and Shareholder reports	—	4,318	—	—	—	—
Listing, Data and related fees (Note 7)	—	14,461	—	—	—	—
Trustees fees (Note 8)	2,057	137	6,407	202	9,698	678
Compliance services fees (Note 4)	1,041	67	3,207	98	4,847	331
Other fees	—	2,055	—	—	—	—
Total Gross Expenses before fees waived and/or reimbursed	446,680	100,627	820,778	55,680	1,897,556	191,534
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(82,426)	—	—	—	—
Total Net Expenses	446,680	18,201	820,778	55,680	1,897,556	191,534
Net Investment Income (Loss)	5,239,473	154,157	10,353,896	96,086	5,956,403	(112,919)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(742,118)	—	(11,702,447)	—	(1,185,404)	17,406
Expiration or closing of futures contracts	1,737,176	—	14,312,307	(6,566,286)	—	—
Expiration or closing of non-exchange traded swap agreements	—	1,519,865	—	—	(15,436,095)	—
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	(2,543,779)	—	108,066,996	2,045,159
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	995,058	1,519,865	66,081	(6,566,286)	91,445,497	2,062,565
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(3,316,392)	(894,454)	(9,390,217)	—	(106,307,226)	(6,351,458)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(1,048,358)	—	(3,561,953)	(4,170,757)	—	—
Non-exchange traded swap agreements	—	(662,850)	—	—	12,086,964	(1,201,895)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(4,364,750)	(1,557,304)	(12,952,170)	(4,170,757)	(94,220,262)	(7,553,353)
Net realized and unrealized gain (loss)	(3,369,692)	(37,439)	(12,886,089)	(10,737,043)	(2,774,765)	(5,490,788)
Change in Net Assets Resulting from Operations	$1,869,781	$116,718	$(2,532,193)	$(10,640,957)	$3,181,638	$(5,603,707)

(1)  Consolidated Statement of Operations.

See accompanying notes to the financial statements.

90 :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Managed Futures Strategy ETF(1)	Merger ETF	Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF	MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018		Six Months Ended November 30, 2018	Six Months Ended November 30, 2018		Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$54,888	$85,247	(2)	$1,342,549	$353,869		$118,273
Interest	28,718	3,780	431		1,588	1,410		167
Foreign withholding tax on income	—	—	—		(44,020)	(41,147)		(3,852)
Total Investment Income	28,718	58,668	85,678		1,300,117	314,132		114,588
EXPENSES:
Advisory fees (Note 4)	11,448	17,448	2,703		291,732	63,031		30,767
Management Services fees (Note 4)	—	2,326	3,861		—	—		—
Professional fees	9	9,663	8,689		333	59		32
Administration fees (Note 5)	—	31,336	9,839		—	—		—
Custodian fees (Note 6)	—	2,199	193		—	—		—
Printing and Shareholder reports	—	577	2,252		—	—		—
Listing, Data and related fees (Note 7)	—	17,092	5,016		—	—		—
Trustees fees (Note 8)	35	54	92		1,357	238		129
Compliance services fees (Note 4)	19	27	48		680	120		62
Other fees	—	2,148	2,060	(3)	—	—		—
Total Gross Expenses before fees waived and/or reimbursed	11,511	82,870	34,753		294,102	63,448		30,990
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(65,418)	(25,658)		—	—		—
Total Net Expenses	11,511	17,452	9,095		294,102	63,448		30,990
Net Investment Income (Loss)	17,207	41,216	76,583		1,006,015	250,684		83,598
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(24,978)	46,242	(101,137	)(4)	97,423	(1,415,865	)(5)	(59,223)
Expiration or closing of futures contracts	19,985	—	—		—	—		—
Expiration or closing of non-exchange traded swap agreements	23,555	124,775	—		—	—		—
Expiration or closing of centrally cleared swap agreements	—	—	—		—	—		—
In-kind redemptions of investments	—	65,720	13,643	(4)	799,094	1,177,496		—
Foreign currency transactions	—	(332)	—		(20,680)	(47,703)		(1,285)
Settlement of forward foreign currency contracts	—	8,091	—		—	—		—
Net realized gain (loss)	18,562	244,496	(87,494)		875,837	(286,072)		(60,508)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(66,461)	—		(10,399,002)	(1,070,959)		(814,882)
Investments in Affiliated Underlying Funds	—	—	34,444		—	—		—
Futures contracts	53,010	—	—		—	—		—
Non-exchange traded swap agreements	—	26,388	—		—	—		—
Centrally cleared swap agreements	—	—	—		—	—		—
Forward foreign currency contracts	—	(103)	—		—	—		—
Foreign currency translations	—	55	—		(4,781)	3,319		(257)
Change in net unrealized appreciation/depreciation	53,010	(40,121)	34,444		(10,403,783)	(1,067,640)		(815,139)
Net realized and unrealized gain (loss)	71,572	204,375	(53,050)		(9,527,946)	(1,353,712)		(875,647)
Change in Net Assets Resulting from Operations	$88,779	$245,591	$23,533		$(8,521,931)	$(1,103,028)		$(792,049)

(1)  Consolidated Statement of Operations.

(2)  Amount represents dividend income received from affiliated Underlying ETFs of $85,247.

(3)  Includes Treasurer service fees in the amount of $1,769.

(4)  Amount represents net realized gain/loss on the sale of investments in affiliated Underlying ETFs of $87,494 and distributions of realized gain received from affiliated Underlying ETFs of $0.

(5)  Net of India capital gains tax of $83,039.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: 91

	Online Retail ETF	Pet Care ETF	RAFITM Long/Short	Russell 2000 Dividend Growers ETF	S&P 500® Bond ETF	S&P 500® Dividend Aristocrats ETF
	July 13, 2018* through November 30, 2018	November 5, 2018* through November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$10,819	$7,987	$145,755	$5,753,507	$—	$45,660,894
Interest	642	91	18,059	11,095	633,543	54,586
Foreign withholding tax on income	—	—	(7)	—	—	—
Total Investment Income	11,461	8,078	163,807	5,764,602	633,543	45,715,480
EXPENSES:
Advisory fees (Note 4)	38,907	4,746	42,659	868,032	23,996	6,397,530
Management Services fees (Note 4)	—	—	5,688	—	—	—
Professional fees	44	3	8,724	1,216	89	10,355
Administration fees (Note 5)	—	—	32,373	—	—	—
Custodian fees (Note 6)	—	—	18,211	—	—	—
Printing and Shareholder reports	—	—	2,929	—	—	—
Listing, Data and related fees (Note 7)	—	—	14,103	—	—	—
Trustees fees (Note 8)	169	12	135	4,995	370	42,437
Compliance services fees (Note 4)	80	5	71	2,544	176	21,413
Other fees	—	—	2,101	—	—	—
Total Gross Expenses before fees waived and/or reimbursed	39,200	4,766	126,994	876,787	24,631	6,471,735
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	(72,964)	—	—	—
Total Net Expenses	39,200	4,766	54,030	876,787	24,631	6,471,735
Net Investment Income (Loss)	(27,739)	3,312	109,777	4,887,815	608,912	39,243,745
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(318,648)	(16,573)	333,457	827,989	(90,797)	2,611,124
Expiration or closing of futures contracts	—	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	—	—	(55,403)	—	—	—
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	101,352	—	254,667	18,466,631	—	138,016,633
Foreign currency transactions	—	(422)	—	—	—	—
Net realized gain (loss)	(217,296)	(16,995)	532,721	19,294,620	(90,797)	140,627,757
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(2,747,479)	(126,833)	(388,200)	(3,369,900)	(993,657)	78,289,843
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	(291,767)	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	(27)	—	—	—	—
Change in net unrealized appreciation/depreciation	(2,747,479)	(126,860)	(679,967)	(3,369,900)	(993,657)	78,289,843
Net realized and unrealized gain (loss)	(2,964,775)	(143,855)	(147,246)	15,924,720	(1,084,454)	218,917,600
Change in Net Assets Resulting from Operations	$(2,992,514)	$(140,543)	$(37,469)	$20,812,535	$(475,542)	$258,161,345

*Commencement of investment operations.

See accompanying notes to the financial statements.

92 :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	S&P MidCap 400® Dividend Aristocrats ETF	Short Term USD Emerging Markets Bond ETF
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$69,576	$13,616	$14,289	$28,225	$4,661,935	$—
Interest	268	49	50	89	9,306	155,723
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	69,844	13,665	14,339	28,314	4,671,241	155,723
EXPENSES:
Advisory fees (Note 4)	10,145	1,948	1,976	3,627	792,852	19,712
Management Services fees (Note 4)	—	—	—	—	—	3,942
Professional fees	21	4	4	7	1,124	9,943
Administration fees (Note 5)	—	—	—	—	—	32,226
Custodian fees (Note 6)	—	—	—	—	—	1,170
Printing and Shareholder reports	—	—	—	—	—	1,333
Listing, Data and related fees (Note 7)	—	—	—	—	—	3,898
Trustees fees (Note 8)	86	17	16	31	4,615	96
Compliance services fees (Note 4)	43	9	9	16	2,368	50
Other fees	—	—	—	—	—	2,170
Total Gross Expenses before fees waived and/or reimbursed	10,295	1,978	2,005	3,681	800,959	74,540
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	(54,830)
Total Net Expenses	10,295	1,978	2,005	3,681	800,959	19,710
Net Investment Income (Loss)	59,549	11,687	12,334	24,633	3,870,282	136,013
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	6,784	(4,309)	(5,372)	(11,619)	3,156,458	(44,229)
Expiration or closing of futures contracts	—	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	—	—	—	—	—	—
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	2,252,459	—	—	339,483	1,288,703	(125,096)
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	2,259,243	(4,309)	(5,372)	327,864	4,445,161	(169,325)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(1,993,737)	37,938	5,287	(242,020)	13,505,896	49,720
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(1,993,737)	37,938	5,287	(242,020)	13,505,896	49,720
Net realized and unrealized gain (loss)	265,506	33,629	(85)	85,844	17,951,057	(119,605)
Change in Net Assets Resulting from Operations	$325,055	$45,316	$12,249	$110,477	$21,821,339	$16,408
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: 93

STATEMENTS OF CHANGES IN NET ASSETS

94 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	CDS Short North American HY Credit ETF		Decline of the Retail Store ETF		DJ Brookfield Global Infrastructure ETF
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	November 14, 2017* through May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$37,085	$26,433	$37,721	$68,781	$532,319	$1,000,214
Net realized gain (loss)	(170,572)	(175,822)	(1,358,883)	—	431,099	1,109,148
Change in net unrealized appreciation/depreciation	133,769	5,899	180,107	(1,781,943)	(1,282,212)	(2,393,017)
Change in Net Assets Resulting from Operations	282	(143,490)	(1,141,055)	(1,713,162)	(318,794)	(283,655)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	—	—	(54,793)	(29,545)	(845,695)	(1,318,846)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(54,793)	(29,545)	(845,695)	(1,318,846)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,588,295	3,281,454	—	24,676,048	11,491,075	4,261,535
Cost of shares redeemed	—	(1,626,064)	(15,992,475)	—	(3,146,882)	(5,338,575)
Change in net assets resulting from capital transactions	1,588,295	1,655,390	(15,992,475)	24,676,048	8,344,193	(1,077,040)
Change in net assets	1,588,577	1,511,900	(17,188,323)	22,933,341	7,179,704	(2,679,541)
NET ASSETS:
Beginning of period	$4,848,257	$3,336,357	$22,933,341	$—	$39,380,267	$42,059,808
End of period	$6,436,834	$4,848,257	$5,745,018	$22,933,341	$46,559,971	$39,380,267
SHARE TRANSACTIONS:
Beginning of period	150,001	100,001	675,001	—	950,001	975,001
Issued	50,000	100,000	—	675,001	—	—
Issued in-kind	—	—	—	—	275,000	100,000
Redeemed	—	(50,000)	(500,000)	—	—	—
Redemption in-kind	—	—	—	—	(75,000)	(125,000)
Shares outstanding, end of period	200,001	150,001	175,001	675,001	1,150,001	950,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 95

	Equities for Rising Rates ETF		Global Listed Private Equity ETF		Hedge Replication ETF
	Six Months Ended November 30, 2018 (Unaudited)	July 24, 2017* through May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$89,182	$197,116	$480,036	$705,036	$243,726	$104,798
Net realized gain (loss)	945,102	2,616,387	(420,852)	244,770	(1,706,491)	3,590,947
Change in net unrealized appreciation/depreciation	(1,951,811)	822,007	(1,318,471)	(740,726)	336,987	(2,431,757)
Change in Net Assets Resulting from Operations	(917,527)	3,635,510	(1,259,287)	209,080	(1,125,778)	1,263,988
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(101,629)	(167,078)	(490,544)	(2,029,010)	(173,241)	(3,586)
Tax return of capital	—	—	—	—	—	—
Total distributions	(101,629)	(167,078)	(490,544)	(2,029,010)	(173,241)	(3,586)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,037,938	32,355,284	2,646,319	10,982,423	53,266,513	17,948,422
Cost of shares redeemed	(12,224,573)	(20,962,495)	—	(2,122,503)	(49,459,782)	(17,938,181)
Change in net assets resulting from capital transactions	(6,186,635)	11,392,789	2,646,319	8,859,920	3,806,731	10,241
Change in net assets	(7,205,791)	14,861,221	896,488	7,039,990	2,507,712	1,270,643
NET ASSETS:
Beginning of period	$14,861,221	$—	$18,921,798	$11,881,808	$40,896,326	$39,625,683
End of period	$7,655,430	$14,861,221	$19,818,286	$18,921,798	$43,404,038	$40,896,326
SHARE TRANSACTIONS:
Beginning of period	300,001	—	525,001	275,001	900,000	900,000
Issued	—	25,001	—	—	1,175,000	325,000
Issued in-kind	125,000	725,000	75,000	300,000	—	75,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(250,000)	(450,000)	—	(50,000)	(1,100,000)	(400,000)
Shares outstanding, end of period	175,001	300,001	600,001	525,001	975,000	900,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

96 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	High Yield-Interest Rate Hedged		Inflation Expectations ETF		Investment Grade-Interest Rate Hedged
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,239,473	$8,992,503	$154,157	$474,877	$10,353,896	$15,631,081
Net realized gain (loss)	995,058	1,631,435	1,519,865	(3,582,982)	66,081	11,027,866
Change in net unrealized appreciation/depreciation	(4,364,750)	(6,581,814)	(1,557,304)	3,048,778	(12,952,170)	(23,957,481)
Change in Net Assets Resulting from Operations	1,869,781	4,042,124	116,718	(59,327)	(2,532,193)	2,701,466
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(5,206,454)	(8,816,405)	(185,645)	(754,249)	(10,650,700)	(14,596,672)
Tax return of capital	—	—	—	—	—	—
Total distributions	(5,206,454)	(8,816,405)	(185,645)	(754,249)	(10,650,700)	(14,596,672)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	21,826,061	75,125,409	4,383,060	9,007,352	1,904,484	323,240,509
Cost of shares redeemed	(3,383,353)	(38,910,723)	—	(55,176,639)	(172,658,007)	(9,561,113)
Change in net assets resulting from capital transactions	18,442,708	36,214,686	4,383,060	(46,169,287)	(170,753,523)	313,679,396
Change in net assets	15,106,035	31,440,405	4,314,133	(46,982,863)	(183,936,416)	301,784,190
NET ASSETS:
Beginning of period	$172,053,717	$140,613,312	$10,029,461	$57,012,324	$597,210,259	$295,426,069
End of period	$187,159,752	$172,053,717	$14,343,594	$10,029,461	$413,273,843	$597,210,259
SHARE TRANSACTIONS:
Beginning of period	2,575,001	2,050,001	350,001	2,050,001	7,975,001	3,900,001
Issued	275,000	150,000	150,000	325,000	—	75,000
Issued in-kind	50,000	950,000	—	—	25,000	4,125,000
Redeemed	(50,000)	(500,000)	—	(350,000)	(775,000)	—
Redemption in-kind	—	(75,000)	—	(1,675,000)	(1,550,000)	(125,000)
Shares outstanding, end of period	2,850,001	2,575,001	500,001	350,001	5,675,001	7,975,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 97

	K-1 Free Crude Oil Strategy ETF(1)		Large Cap Core Plus		Long Online/ Short Stores ETF
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	November 14, 2017* through May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$96,086	$26,451	$5,956,403	$10,496,647	$(112,919)	$(63,131)
Net realized gain (loss)	(6,566,286)	2,255,874	91,445,497	79,286,796	2,062,565	3,467,847
Change in net unrealized appreciation/depreciation	(4,170,757)	(734,591)	(94,220,262)	3,955,765	(7,553,353)	1,779,758
Change in Net Assets Resulting from Operations	(10,640,957)	1,547,734	3,181,638	93,739,208	(5,603,707)	5,184,474
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	—	(333,810)	(5,853,914)	(9,564,341)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(333,810)	(5,853,914)	(9,564,341)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	31,420,515	11,260,168	539,560,824	270,918,487	13,623,344	67,747,962
Cost of shares redeemed	(5,099,787)	(3,154,485)	(517,053,109)	(216,524,954)	(14,663,782)	(19,788,012)
Change in net assets resulting from capital transactions	26,320,728	8,105,683	22,507,715	54,393,533	(1,040,438)	47,959,950
Change in net assets	15,679,771	9,319,607	19,835,439	138,568,400	(6,644,145)	53,144,424
NET ASSETS:
Beginning of period	$12,159,591	$2,839,984	$785,230,433	$646,662,033	$53,144,424	$—
End of period	$27,839,362	$12,159,591	$805,065,872	$785,230,433	$46,500,279	$53,144,424
SHARE TRANSACTIONS:
Beginning of period	500,001	150,001	11,625,000	10,850,000	1,100,001	—
Issued	1,150,000	500,000	7,050,000	2,900,000	50,000	725,001
Issued in-kind	—	—	475,000	1,325,000	225,000	800,000
Redeemed	(200,000)	(150,000)	—	—	—	—
Redemption in-kind	—	—	(7,200,000)	(3,450,000)	(325,000)	(425,000)
Shares outstanding, end of period	1,450,001	500,001	11,950,000	11,625,000	1,050,001	1,100,001

*  Commencement of investment operations.

(1)  Consolidated Statement of Changes in Net Assets.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

98 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Managed Futures Strategy ETF(1)		Merger ETF		Morningstar Alternatives Solution ETF
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$17,207	$13,529	$41,216	$25,856	$76,583	$417,557
Net realized gain (loss)	18,562	(109,412)	244,496	(363,483)	(87,494)	(102,740)
Change in net unrealized appreciation/depreciation	53,010	(79,180)	(40,121)	333,929	34,444	(409,009)
Change in Net Assets Resulting from Operations	88,779	(175,063)	245,591	(3,698)	23,533	(94,192)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(6,949)	(2,812)	(52,424)	(16,302)	(75,223)	(415,696)
Tax return of capital	—	—	—	—	—	—
Total distributions	(6,949)	(2,812)	(52,424)	(16,302)	(75,223)	(415,696)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,006,423	11,991,458	2,707,533	1,792,280	754,820	—
Cost of shares redeemed	(1,995,930)	(13,981,353)	(3,659,583)	—	(1,509,006)	(12,764,402)
Change in net assets resulting from capital transactions	10,493	(1,989,895)	(952,050)	1,792,280	(754,186)	(12,764,402)
Change in net assets	92,323	(2,167,770)	(758,883)	1,772,280	(805,876)	(13,274,290)
NET ASSETS:
Beginning of period	$2,968,865	$5,136,635	$4,447,615	$2,675,335	$8,267,328	$21,541,618
End of period	$3,061,188	$2,968,865	$3,688,732	$4,447,615	$7,461,452	$8,267,328
SHARE TRANSACTIONS:
Beginning of period	75,001	125,001	125,001	75,001	220,001	550,001
Issued	50,000	300,000	—	—	—	—
Issued in-kind	—	—	75,000	50,000	20,000	—
Redeemed	(50,000)	(350,000)	—	—	—	—
Redemption in-kind	—	—	(100,000)	—	(40,000)	(330,000)
Shares outstanding, end of period	75,001	75,001	100,001	125,001	200,001	220,001

(1)  Consolidated Statement of Changes in Net Assets.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 99

	MSCI EAFE Dividend Growers ETF		MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,006,015	$2,149,946	$250,684	$298,864	$83,598	$197,141
Net realized gain (loss)	875,837	(141,022)	(286,072)	1,233,860	(60,508)	114,254
Change in net unrealized appreciation/depreciation	(10,403,783)	3,811,934	(1,067,640)	(277,523)	(815,139)	25,347
Change in Net Assets Resulting from Operations	(8,521,931)	5,820,858	(1,103,028)	1,255,201	(792,049)	336,742
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(1,977,202)	(2,165,064)	(238,063)	(320,640)	(180,212)	(202,703)
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,977,202)	(2,165,064)	(238,063)	(320,640)	(180,212)	(202,703)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	9,615,941	50,660,647	15,321,252	13,204,114	1,045,834	3,127,767
Cost of shares redeemed	(5,385,054)	—	(13,783,932)	(4,411,411)	—	(2,012,320)
Change in net assets resulting from capital transactions	4,230,887	50,660,647	1,537,320	8,792,703	1,045,834	1,115,447
Change in net assets	(6,268,246)	54,316,441	196,229	9,727,264	73,573	1,249,486
NET ASSETS:
Beginning of period	$115,578,428	$61,261,987	$20,163,191	$10,435,927	$10,493,085	$9,243,599
End of period	$109,310,182	$115,578,428	$20,359,420	$20,163,191	$10,566,658	$10,493,085
SHARE TRANSACTIONS:
Beginning of period	3,000,001	1,650,001	350,001	200,001	250,001	225,001
Issued	—	150,000	175,000	75,000	—	25,000
Issued in-kind	250,000	1,200,000	100,000	150,000	25,000	50,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(150,000)	—	(250,000)	(75,000)	—	(50,000)
Shares outstanding, end of period	3,100,001	3,000,001	375,001	350,001	275,001	250,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

100 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Online Retail ETF	Pet Care ETF	RAFITM Long/Short
	July 13, 2018* through November 30, 2018	November 5, 2018* through November 30, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(27,739)	$3,312	$109,777	$275,483
Net realized gain (loss)	(217,296)	(16,995)	532,721	(1,803,105)
Change in net unrealized appreciation/depreciation	(2,747,479)	(126,860)	(679,967)	1,279,571
Change in Net Assets Resulting from Operations	(2,992,514)	(140,543)	(37,469)	(248,051)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	—	—	(99,755)	(311,594)
Tax return of capital	—	—	—	—
Total distributions	—	—	(99,755)	(311,594)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	38,670,302	20,808,871	914,094	—
Cost of shares redeemed	(5,055,553)	—	(1,815,000)	(13,092,248)
Change in net assets resulting from capital transactions	33,614,749	20,808,871	(900,906)	(13,092,248)
Change in net assets	30,622,235	20,668,328	(1,038,130)	(13,651,893)
NET ASSETS:
Beginning of period	$—	$—	$11,922,756	$25,574,649
End of period	$30,622,235	$20,668,328	$10,884,626	$11,922,756
SHARE TRANSACTIONS:

Beginning of period	—	—	325,000	675,000
Issued	—	—	25,000	—
Issued in-kind	1,050,001	525,001	—	—
Redeemed	—	—	(25,000)	(75,000)
Redemption in-kind	(150,000)	—	(25,000)	(275,000)

Shares outstanding, end of period	900,001	525,001	300,000	325,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 101

	Russell 2000 Dividend Growers ETF		S&P 500® Bond ETF		S&P 500® Dividend Aristocrats ETF
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	May 1, 2018* through May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,887,815	$8,731,648	$608,912	$70,898	$39,243,745	$74,130,380
Net realized gain (loss)	19,294,620	30,288,444	(90,797)	6,718	140,627,757	266,440,303
Change in net unrealized appreciation/depreciation	(3,369,900)	(9,890,175)	(993,657)	237,859	78,289,843	(34,161,033)
Change in Net Assets Resulting from Operations	20,812,535	29,129,917	(475,542)	315,475	258,161,345	306,409,650
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(4,167,771)	(8,056,798)	(577,696)	—	(43,765,887)	(62,636,817)
Tax return of capital	—	—	—	—	—	—
Total distributions	(4,167,771)	(8,056,798)	(577,696)	—	(43,765,887)	(62,636,817)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	179,167,091	187,514,661	3,913	32,020,701	799,764,179	1,208,314,383
Cost of shares redeemed	(133,581,562)	(212,286,365)	(3,911,105)	—	(708,256,887)	(966,859,859)
Change in net assets resulting from capital transactions	45,585,529	(24,771,704)	(3,907,192)	32,020,701	91,507,292	241,454,524
Change in net assets	62,230,293	(3,698,585)	(4,960,430)	32,336,176	305,902,750	485,227,357
NET ASSETS:
Beginning of period	$406,692,528	$410,391,113	$32,336,176	$—	$3,493,290,823	$3,008,063,466
End of period	$468,922,821	$406,692,528	$27,375,746	$32,336,176	$3,799,193,573	$3,493,290,823
SHARE TRANSACTIONS:
Beginning of period	7,225,001	7,700,001	400,001	—	56,150,001	52,350,001
Issued	1,625,000	1,875,000	—	275,001	6,100,000	6,700,000
Issued in-kind	1,400,000	1,525,000	—	125,000	6,100,000	12,450,000
Redeemed	—	—	(50,000)	—	—	—
Redemption in-kind	(2,275,000)	(3,875,000)	—	—	(11,000,000)	(15,350,000)
Shares outstanding, end of period	7,975,001	7,225,001	350,001	400,001	57,350,001	56,150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

102 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	S&P 500® Ex-Energy ETF		S&P 500® Ex-Financials ETF		S&P 500® Ex-Health Care ETF
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$59,549	$109,223	$11,687	$22,317	$12,334	$23,731
Net realized gain (loss)	2,259,243	29,978	(4,309)	217,341	(5,372)	249,823
Change in net unrealized appreciation/depreciation	(1,993,737)	716,868	37,938	(58,356)	5,287	(77,281)
Change in Net Assets Resulting from Operations	325,055	856,069	45,316	181,302	12,249	196,273
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(59,498)	(105,832)	(11,550)	(20,951)	(12,337)	(21,169)
Tax return of capital	—	—	—	—	—	—
Total distributions	(59,498)	(105,832)	(11,550)	(20,951)	(12,337)	(21,169)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	15,178,691	—	—	1,295,144	—	1,332,377
Cost of shares redeemed	(15,222,212)	—	—	(1,307,853)	—	(1,344,843)
Change in net assets resulting from capital transactions	(43,521)	—	—	(12,709)	—	(12,466)
Change in net assets	222,036	750,237	33,766	147,642	(88)	162,638
NET ASSETS:
Beginning of period	$7,055,229	$6,304,992	$1,385,895	$1,238,253	$1,423,750	$1,261,112
End of period	$7,277,265	$7,055,229	$1,419,661	$1,385,895	$1,423,662	$1,423,750
SHARE TRANSACTIONS:
Beginning of period	125,001	125,001	25,001	25,001	25,001	25,001
Issued	150,000	—	—	25,000	—	25,000
Issued in-kind	100,000	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(250,000)	—	—	(25,000)	—	(25,000)
Shares outstanding, end of period	125,001	125,001	25,001	25,001	25,001	25,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 103

	S&P 500® Ex-Technology ETF		S&P MidCap 400® Dividend Aristocrats ETF		Short Term USD Emerging Markets Bond ETF
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$24,633	$37,331	$3,870,282	$7,881,144	$136,013	$333,063
Net realized gain (loss)	327,864	2,738	4,445,161	32,368,089	(169,325)	(108,704)
Change in net unrealized appreciation/depreciation	(242,020)	128,513	13,505,896	(13,807,772)	49,720	(367,931)
Change in Net Assets Resulting from Operations	110,477	168,582	21,821,339	26,441,461	16,408	(143,572)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(25,226)	(31,554)	(3,899,891)	(7,647,757)	(144,046)	(327,136)
Tax return of capital	—	—	—	—	—	—
Total distributions	(25,226)	(31,554)	(3,899,891)	(7,647,757)	(144,046)	(327,136)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,375,384	1,249,708	35,049,000	255,448,351	—	3,905,156
Cost of shares redeemed	(1,382,689)	—	(12,307,346)	(314,069,789)	(3,728,791)	—
Change in net assets resulting from capital transactions	(7,305)	1,249,708	22,741,654	(58,621,438)	(3,728,791)	3,905,156
Change in net assets	77,946	1,386,736	40,663,102	(39,827,734)	(3,856,429)	3,434,448
NET ASSETS:
Beginning of period	$2,574,184	$1,187,448	$379,949,019	$419,776,753	$11,250,340	$7,815,892
End of period	$2,652,130	$2,574,184	$420,612,121	$379,949,019	$7,393,911	$11,250,340
SHARE TRANSACTIONS:
Beginning of period	50,001	25,001	7,050,001	8,175,001	150,001	100,001
Issued	25,000	—	—	4,475,000	—	50,000
Issued in-kind	—	25,000	625,000	350,000	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(25,000)	—	(225,000)	(5,950,000)	(50,000)	—
Shares outstanding, end of period	50,001	50,001	7,450,001	7,050,001	100,001	150,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

104 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

FINANCIAL HIGHLIGHTS

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 105

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
CDS Short North American HY Credit ETF
Six Months ended November 30, 2018 (Unaudited)	$32.32	$0.23	$(0.37)	$—	(h)	$(0.14)	$—	$—	$—	$—	$32.18	(0.43)%	(1.75)%
Year ended May 31, 2018	33.36	0.22	(1.27)	0.01		(1.04)	—	—	—	—	32.32	(3.12)	(2.63)
Year ended May 31, 2017	36.81	(0.07)	(4.13)	0.75		(3.45)	—	—	—	—	33.36	(9.35)	(8.82)
Year ended May 31, 2016	38.22	(0.15)	(1.27)	0.01		(1.41)	—	—	—	—	36.81	(3.73)	(3.52)
August 5, 2014* through May 31, 2015	40.00	(0.15)	(1.65)	0.02		(1.78)	—	—	—	—	38.22	(4.42)	(4.78)
Decline of the Retail Store ETF
Six Months ended November 30, 2018 (Unaudited)	33.98	0.13	(1.16)	—		(1.03)	(0.12)	—	—	(0.12)	32.83	(2.99)	(2.70)
November 14, 2017* through May 31, 2018	40.00	0.12	(6.09)	—		(5.97)	(0.05)	—	—	(0.05)	33.98	(14.95)	(14.94)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
CDS Short North American HY Credit ETF
Six Months ended November 30, 2018 (Unaudited)	1.89%	0.50%	0.04%	1.43%	$6,437	—%
Year ended May 31, 2018	2.28	0.50	(1.12)	0.67	4,848	—
Year ended May 31, 2017	1.67	0.50	(1.37)	(0.20)	3,336	—
Year ended May 31, 2016	1.83	0.50	(1.73)	(0.40)	3,681	—
August 5, 2014* through May 31, 2015	1.45	0.50	(1.42)	(0.47)	7,644	—
Decline of the Retail Store ETF
Six Months ended November 30, 2018 (Unaudited)	0.66	0.66	0.81	0.81	5,745	—
November 14, 2017* through May 31, 2018	0.65	0.65	0.62	0.62	22,933	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

106 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2018 (Unaudited)	$41.45	$0.52	$(0.62)	$—	$(0.10)	$(0.86)	$—	$—	$(0.86)	$40.49	(0.28)%	(0.31)%
Year ended May 31, 2018	43.14	1.09	(1.35)	—	(0.26)	(1.43)	—	—	(1.43)	41.45	(0.62)	(0.47)
Year ended May 31, 2017	39.16	1.25	3.81	—	5.06	(1.08)	—	—	(1.08)	43.14	13.19	13.97
Year ended May 31, 2016	44.05	1.01	(4.06)	—	(3.05)	(1.41)	—	(0.43)	(1.84)	39.16	(6.68)	(7.67)
Year ended May 31, 2015	43.04	0.87	1.08 (i)	—	1.95	(0.94)	—	—	(0.94)	44.05	4.56	4.94
March 25, 2014* through May 31, 2014	40.00	0.20	2.84	—	3.04	—	—	—	—	43.04	7.59	7.70
Equities for Rising Rates ETF
Six Months ended November 30, 2018 (Unaudited)	49.54	0.36	(5.68)	—	(5.32)	(0.47)	—	—	(0.47)	43.75	(10.85)	(11.62)
July 24, 2017* through May 31, 2018	40.00	0.56	9.46	—	10.02	(0.48)	—	—	(0.48)	49.54	25.15	25.61

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2018 (Unaudited)	0.45%	0.45%	2.51%	2.51%	$46,560	10%
Year ended May 31, 2018	0.45	0.45	2.58	2.58	39,380	11
Year ended May 31, 2017	0.79	0.45	2.75	3.09	42,060	23
Year ended May 31, 2016	1.35	0.45	1.75	2.65	28,388	22
Year ended May 31, 2015	1.21	0.45	1.22	1.98	27,529	11
March 25, 2014* through May 31, 2014	5.91	0.45	(2.81)	2.64	4,304	—
Equities for Rising Rates ETF
Six Months ended November 30, 2018 (Unaudited)	0.35	0.35	1.49	1.49	7,655	43
July 24, 2017* through May 31, 2018	0.35	0.35	1.48	1.48	14,861	49

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 107

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Global Listed Private Equity ETF
Six Months ended November 30, 2018 (Unaudited)	$36.04	$0.86	$(3.00)	$—	$(2.14)	$(0.87)	$—	$—	$(0.87)	$33.03	(6.14)%	(5.94)%
Year ended May 31, 2018	43.21	2.76	(1.38)	—	1.38	(8.55)	—	—	(8.55)	36.04	3.54	3.27
Year ended May 31, 2017	38.00	3.04 (l)	3.87	—	6.91	(1.21)	—	(0.49)	(1.70)	43.21	18.83	18.49
Year ended May 31, 2016	42.13	2.13	(1.70)	—	0.43	(4.56)	—	—	(4.56)	38.00	1.57	2.27
Year ended May 31, 2015	44.25	1.59	(1.36)	—	0.23	(2.35)	—	—	(2.35)	42.13	0.79	0.60
Year ended May 31, 2014	40.82	1.59	6.27	—	7.86	(4.43)	—	—	(4.43)	44.25	20.03	20.20
Hedge Replication ETF
Six Months ended November 30, 2018 (Unaudited)	45.44	0.23	(1.01)	—	(0.78)	(0.14)	—	—	(0.14)	44.52	(1.74)	(2.16)
Year ended May 31, 2018	44.03	0.12	1.29	—	1.41	— (h)	—	—	— (h)	45.44	3.22	3.48
Year ended May 31, 2017	42.01	(0.19)	2.21	—	2.02	—	—	—	—	44.03	4.81	4.63
Year ended May 31, 2016	43.34	(0.27)	(1.06)	—	(1.33)	— (h)	—	—	— (h)	42.01	(3.06)	(2.99)
Year ended May 31, 2015	41.96	(0.27)	1.65	—	1.38	—	—	—	—	43.34	3.28	3.34
Year ended May 31, 2014	40.55	(0.26)	1.66	0.01	1.41	—	—	—	—	41.96	3.49	3.22

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Global Listed Private Equity ETF
Six Months ended November 30, 2018 (Unaudited)	1.18%	0.60%	4.23%	4.81%	$19,818	14%
Year ended May 31, 2018	1.97	0.60	5.59	6.95	18,922	23
Year ended May 31, 2017	1.87	0.60	6.50 (l)	7.77 (l)	11,882	34
Year ended May 31, 2016	1.90	0.60	4.21	5.51	9,499	21
Year ended May 31, 2015	1.93	0.60	2.53	3.86	14,746	18
Year ended May 31, 2014	2.94	0.60	1.36	3.69	6,638	19
Hedge Replication ETF
Six Months ended November 30, 2018 (Unaudited)	1.56	0.95	0.41	1.01	43,404	74
Year ended May 31, 2018	1.78	0.95	(0.57)	0.26	40,896	170
Year ended May 31, 2017	1.84	0.95	(1.33)	(0.45)	39,626	121
Year ended May 31, 2016	2.10	0.95	(1.79)	(0.64)	36,759	128
Year ended May 31, 2015	2.06	0.95	(1.74)	(0.63)	40,086	164
Year ended May 31, 2014	1.68	0.95	(1.36)	(0.63)	31,471	193
See accompanying notes to the financial statements.

108 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
High Yield-Interest Rate Hedged
Six Months ended November 30, 2018 (Unaudited)	$66.82	$1.99	$(1.13)	$—	(h)	$0.86	$(2.01)	$—	$—	$(2.01)	$65.67	1.26%	1.28%
Year ended May 31, 2018	68.59	3.90	(1.84)	0.03		2.09	(3.86)	—	—	(3.86)	66.82	3.10	2.73
Year ended May 31, 2017	64.45	3.75	3.90	0.08		7.73	(3.59)	—	—	(3.59)	68.59	12.29	12.61
Year ended May 31, 2016	73.42	3.95	(9.04)	0.05		(5.04)	(3.93)	—	—	(3.93)	64.45	(6.79)	(7.08)
Year ended May 31, 2015	79.52	3.97	(6.10)	0.10		(2.03)	(4.07)	—	—	(4.07)	73.42	(2.58)	(2.48)
Year ended May 31, 2014	79.27	4.15	(0.75)	0.56		3.96	(3.71)	—	—	(3.71)	79.52	5.15	3.98
Inflation Expectations ETF
Six Months ended November 30, 2018 (Unaudited)	28.66	0.37	0.13 (i)	—	(h)	0.50	(0.47)	—	—	(0.47)	28.69	1.73	1.54
Year ended May 31, 2018	27.81	0.54	1.11 (i)	0.01		1.66	(0.81)	—	—	(0.81)	28.66	6.14	3.62
Year ended May 31, 2017	27.46	0.64	0.09 (i)	0.01		0.74	(0.39)	—	—	(0.39)	27.81	2.71	2.91
Year ended May 31, 2016	30.95	0.37	(3.35)	0.01		(2.97)	(0.52)	—	—	(0.52)	27.46	(9.60)	(9.47)
Year ended May 31, 2015	35.81	0.13	(4.55)	0.01		(4.41)	(0.41)	—	(0.04)	(0.45)	30.95	(12.49)	(12.52)
Year ended May 31, 2014	37.80	0.44	(2.09)	—		(1.65)	(0.34)	—	—	(0.34)	35.81	(4.40)	(3.01)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
High Yield-Interest Rate Hedged
Six Months ended November 30, 2018 (Unaudited)	0.50%	0.50%	5.91%	5.91%	$187,160	19%
Year ended May 31, 2018	0.50	0.50	5.75	5.75	172,054	42
Year ended May 31, 2017	0.61	0.50	5.49	5.59	140,613	50
Year ended May 31, 2016	0.85	0.50	5.63	5.98	88,617	51
Year ended May 31, 2015	0.81	0.50	4.92	5.24	128,488	82
Year ended May 31, 2014	0.98	0.50	4.75	5.23	147,103	36
Inflation Expectations ETF
Six Months ended November 30, 2018 (Unaudited)	1.66	0.30	1.18	2.54	14,344	—
Year ended May 31, 2018	1.21	0.30	1.07	1.98	10,029	46
Year ended May 31, 2017	1.21	0.32	1.36	2.25	57,012	190
Year ended May 31, 2016	4.83	0.75	(2.80)	1.28	3,433	121
Year ended May 31, 2015	3.68	0.75	(2.52)	0.41	3,869	110
Year ended May 31, 2014	4.34	0.75	(2.39)	1.20	3,581	102

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 109

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2018 (Unaudited)	$74.89	$1.44	$(2.04)	$—	(h)	$(0.60)	$(1.47)	$—	$—	$(1.47)	$72.82	(0.82)%	(1.25)%
Year ended May 31, 2018	75.75	2.74	(0.97)	—	(h)	1.77	(2.63)	—	—	(2.63)	74.89	2.31	2.27
Year ended May 31, 2017	73.45	2.62	2.14	0.05		4.81	(2.51)	—	—	(2.51)	75.75	6.65	6.90
Year ended May 31, 2016	76.61	2.69	(3.20)	0.07		(0.44)	(2.72)	—	—	(2.72)	73.45	(0.48)	(0.76)
Year ended May 31, 2015	81.19	2.73	(4.87)	0.25		(1.89)	(2.69)	—	—	(2.69)	76.61	(2.38)	(2.74)
November 5, 2013* through May 31, 2014	80.00	1.68	0.57	0.33		2.58	(1.39)	—	—	(1.39)	81.19	3.24	4.04
K-1 Free Crude Oil Strategy ETF(1)
Six Months ended November 30, 2018 (Unaudited)	24.32	0.14	(5.26)	—		(5.12)	—	—	—	—	19.20	(21.05)	(21.85)
Year ended May 31, 2018	18.93	0.10	6.63	—		6.73	(1.34)	—	—	(1.34)	24.32	36.41	37.11
September 26, 2016* through May 31, 2017	20.00	(0.04)	(1.03)	—		(1.07)	—	—	—	—	18.93	(5.33)	(5.70)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2018 (Unaudited)	0.30%	0.30%	3.84%	3.84%	$413,274	17%
Year ended May 31, 2018	0.30	0.30	3.58	3.58	597,210	24
Year ended May 31, 2017	0.38	0.30	3.42	3.50	295,426	30
Year ended May 31, 2016	0.61	0.30	3.35	3.66	119,364	39
Year ended May 31, 2015	0.63	0.30	3.16	3.48	157,049	43
November 5, 2013* through May 31, 2014	0.89	0.30	3.07	3.66	81,188	17
K-1 Free Crude Oil Strategy ETF(1)
Six Months ended November 30, 2018 (Unaudited)	0.66	0.66	1.13	1.13	27,839	—
Year ended May 31, 2018	0.65	0.65	0.46	0.46	12,160	—
September 26, 2016* through May 31, 2017	0.65	0.65	(0.31)	(0.31)	2,840	—

*  Commencement of investment operations.

(1)  Consolidated Statement of Financial Highlights.

See accompanying notes to the financial statements.

110 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Large Cap Core Plus
Six Months ended November 30, 2018 (Unaudited)	$67.55	$0.50	$(0.21)	$—	$0.29	$(0.47)	$—	$—	$(0.47)	$67.37	0.40%	0.21%
Year ended May 31, 2018	59.60	0.96	7.84	—	8.80	(0.85)	—	—	(0.85)	67.55	14.85	15.00
Year ended May 31, 2017	51.23	0.88	8.28	—	9.16	(0.79)	—	—	(0.79)	59.60	18.04	18.02
Year ended May 31, 2016	50.91	0.85	0.32 (i)	—	1.17	(0.85)	—	—	(0.85)	51.23	2.38	2.27
Year ended May 31, 2015(m)	46.85	0.76	4.03	—	4.79	(0.73)	—	—	(0.73)	50.91	10.27	10.48
Year ended May 31, 2014(m)	38.48	0.66	8.33	—	8.99	(0.62)	—	—	(0.62)	46.85	23.59	23.42
Long Online/Short Stores ETF
Six Months ended November 30, 2018 (Unaudited)	48.31	(0.09)	(3.93)	—	(4.02)	—	—	—	—	44.29	(8.34)	(8.66)
November 14, 2017* through May 31, 2018	40.00	(0.08)	8.39	—	8.31	—	—	—	—	48.31	20.78	21.03

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Large Cap Core Plus
Six Months ended November 30, 2018 (Unaudited)	0.45%	0.45%	1.43%	1.43%	$805,066	28%
Year ended May 31, 2018	0.45	0.45	1.48	1.48	785,230	53
Year ended May 31, 2017	0.71	0.45	1.33	1.58	646,662	51
Year ended May 31, 2016	0.97	0.45	1.21	1.74	390,651	57
Year ended May 31, 2015(m)	0.97	0.45	1.01	1.53	488,727	49
Year ended May 31, 2014(m)	1.01	0.45	1.00	1.56	299,853	67
Long Online/Short Stores ETF
Six Months ended November 30, 2018 (Unaudited)	0.65	0.65	(0.39)	(0.39)	46,500	34
November 14, 2017* through May 31, 2018	0.65	0.65	(0.32)	(0.32)	53,144	30

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 111

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Managed Futures Strategy ETF(1)
Six Months ended November 30, 2018 (Unaudited)	$39.58	$0.23	$1.10	$—	$1.33	$(0.09)	$—	$—	$(0.09)	$40.82	3.35%	1.41%
Year ended May 31, 2018	41.09	0.12	(1.59)	—	(1.47)	(0.04)	—	—	(0.04)	39.58	(3.58)	(2.59)
Year ended May 31, 2017	39.77	(0.16)	1.48	—	1.32	—	—	—	—	41.09	3.32	2.96
February 17, 2016* through May 31, 2016	40.00	(0.06)	(0.17)	—	(0.23)	—	—	—	—	39.77	(0.57)	(0.33)
Merger ETF
Six Months ended November 30, 2018 (Unaudited)	35.58	0.32	1.50	—	1.82	(0.51)	—	—	(0.51)	36.89	5.14	6.28
Year ended May 31, 2018	35.67	0.22	(0.18)	—	0.04	(0.13)	—	—	(0.13)	35.58	0.11	(1.26)
Year ended May 31, 2017	36.72	0.11	(0.89)	—	(0.78)	(0.27)	—	—	(0.27)	35.67	(2.13)	(1.54)
Year ended May 31, 2016	36.61	0.12	0.09	—	0.21	(0.10)	—	—	(0.10)	36.72	0.54	(0.71)
Year ended May 31, 2015	37.07	0.25	(0.49)	—	(0.24)	(0.22)	—	—	(0.22)	36.61	(0.63)	0.42
Year ended May 31, 2014	38.46	0.34	(0.77)	—	(0.43)	(0.96)	—	—	(0.96)	37.07	(1.16)	(1.30)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Managed Futures Strategy ETF(1)
Six Months ended November 30, 2018 (Unaudited)	0.75%	0.75%	1.13%	1.13%	$3,061	1107%
Year ended May 31, 2018	0.75	0.75	0.31	0.31	2,969	1732
Year ended May 31, 2017	0.75	0.75	(0.41)	(0.41)	5,137	—
February 17, 2016* through May 31, 2016	0.76	0.76	(0.56)	(0.56)	5,966	—
Merger ETF
Six Months ended November 30, 2018 (Unaudited)	3.56	0.75	(1.04)	1.77	3,689	159
Year ended May 31, 2018	4.05	0.75	(2.68)	0.62	4,448	296
Year ended May 31, 2017	3.81	0.75	(2.77)	0.29	2,675	370
Year ended May 31, 2016	3.09	0.75	(2.01)	0.33	7,343	350
Year ended May 31, 2015	4.94	0.75	(3.50)	0.69	6,406	332
Year ended May 31, 2014	4.52	0.75	(2.85)	0.91	3,707	299

*  Commencement of investment operations.

(1)  Consolidated Statement of Financial Highlights.

See accompanying notes to the financial statements.

112 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2018 (Unaudited)	$37.58	$0.37		$(0.27)	$—	$0.10	$(0.37)	$—	$—	$(0.37)	$37.31	0.25%	0.31%
Year ended May 31, 2018	39.17	1.33		(1.59)	—	(0.26)	(1.33)	—	—	(1.33)	37.58	(0.68)	(0.71)
Year ended May 31, 2017	38.29	0.40		0.94	—	1.34	(0.45)	—	(0.01)	(0.46)	39.17	3.51	4.10
Year ended May 31, 2016	40.45	0.89		(2.21)	—	(1.32)	(0.84)	—	—	(0.84)	38.29	(3.25)	(3.78)
October 8, 2014* through May 31, 2015	40.00	0.21		0.44	—	0.65	(0.20)	—	—	(0.20)	40.45	1.62	1.66
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2018 (Unaudited)	38.53	0.32		(2.96)	—	(2.64)	(0.63)	—	—	(0.63)	35.26	(6.94)	(7.18)
Year ended May 31, 2018	37.13	0.86		1.49	—	2.35	(0.95)	—	—	(0.95)	38.53	6.42	6.12
Year ended May 31, 2017	35.79	0.79		1.42	—	2.21	(0.87)	—	—	(0.87)	37.13	6.38	7.43
Year ended May 31, 2016	39.36	1.42	(j)	(4.26)	—	(2.84)	(0.73)	—	—	(0.73)	35.79	(7.23)	(8.43)
August 19, 2014* through May 31, 2015	40.00	1.02		(1.35)	—	(0.33)	(0.31)	—	—	(0.31)	39.36	(0.79)	0.06

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2018 (Unaudited)	0.90%	0.24%	1.32%	1.98%		$7,461	32%
Year ended May 31, 2018	0.45	0.21	3.22	3.45		8,267	57
Year ended May 31, 2017	0.81	0.21	0.43	1.03		21,542	65
Year ended May 31, 2016	0.63	0.14	1.82	2.31		21,825	74
October 8, 2014* through May 31, 2015	1.18	0.16	(0.21)	0.82		23,458	34
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2018 (Unaudited)	0.50	0.50	1.73	1.73		109,310	21
Year ended May 31, 2018	0.50	0.50	2.27	2.27		115,578	32
Year ended May 31, 2017	0.71	0.50	2.09	2.30		61,262	35
Year ended May 31, 2016	1.44	0.50	3.03 (j)	3.97	(j)	30,421	34
August 19, 2014* through May 31, 2015	2.01	0.50	1.89	3.40		11,808	24

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 113

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2018 (Unaudited)	$57.61	$0.66		$(3.38)	$—	$(2.72)	$(0.60)	$—	$—	$(0.60)	$54.29	(4.62)%	(4.66)%
Year ended May 31, 2018	52.18	1.11		5.60	—	6.71	(1.28)	—	—	(1.28)	57.61	13.02	12.43
Year ended May 31, 2017	45.51	0.86		7.07	—	7.93	(1.26)	—	—	(1.26)	52.18	17.80	18.81
January 25, 2016* through May 31, 2016	40.00	0.29		5.33	—	5.62	(0.11)	—	—	(0.11)	45.51	14.05	13.77
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2018 (Unaudited)	41.97	0.31		(3.16)	—	(2.85)	(0.70)	—	—	(0.70)	38.42	(6.89)	(6.56)
Year ended May 31, 2018	41.08	0.93		0.93	—	1.86	(0.97)	—	—	(0.97)	41.97	4.62	4.16
Year ended May 31, 2017	38.78	0.84		2.23	—	3.07	(0.77)	—	—	(0.77)	41.08	8.13	7.81
September 9, 2015* through May 31, 2016	40.00	1.04	(k)	(1.94)	—	(0.90)	(0.32)	—	—	(0.32)	38.78	(2.22)	(1.53)
Online Retail ETF
July 13, 2018* through November 30, 2018 (Unaudited)	40.00	(0.06)		(5.92)	—	(5.98)	—	—	—	—	34.02	(14.94)	(15.03)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2018 (Unaudited)	0.60%	0.60%	2.39%	2.39%	$20,359	56%
Year ended May 31, 2018	0.60	0.60	1.93	1.93	20,163	61
Year ended May 31, 2017	1.11	0.60	1.27	1.78	10,436	73
January 25, 2016* through May 31, 2016	3.64	0.60	(1.18)	1.86	7,965	12
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2018 (Unaudited)	0.55	0.55	1.50	1.50	10,567	16
Year ended May 31, 2018	0.55	0.55	2.24	2.24	10,493	31
Year ended May 31, 2017	0.99	0.55	1.82	2.26	9,244	34
September 9, 2015* through May 31, 2016	3.26	0.55	1.00 (k)	3.71 (k)	6,787	25
Online Retail ETF
July 13, 2018* through November 30, 2018 (Unaudited)	0.59	0.59	(0.41)	(0.41)	30,622	20

*  Commencement of investment operations.

See accompanying notes to the financial statements.

114 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Pet Care ETF
November 5, 2018* through November 30, 2018 (Unaudited)	$40.00	$0.01	$(0.64)	$—	$(0.63)	$—	$—	$—	$—	$39.37	(1.58)%	(1.78)%
RAFITM Long/Short
Six Months ended November 30, 2018 (Unaudited)	36.69	0.35	(0.44)	—	(0.09)	(0.32)	—	—	(0.32)	36.28	(0.21)	0.01
Year ended May 31, 2018	37.89	0.56	(1.18)	—	(0.62)	(0.58)	—	—	(0.58)	36.69	(1.66)	(2.00)
Year ended May 31, 2017	39.10	0.52	(1.26)	—	(0.74)	(0.47)	—	—	(0.47)	37.89	(1.94)	(1.81)
Year ended May 31, 2016	40.99	0.71	(1.82)	—	(1.11)	(0.78)	—	—	(0.78)	39.10	(2.70)	(2.53)
Year ended May 31, 2015	42.79	0.55	(1.77)	—	(1.22)	(0.58)	—	—	(0.58)	40.99	(2.86)	(3.19)
Year ended May 31, 2014	42.00	0.46	0.86	—	1.32	(0.53)	—	—	(0.53)	42.79	3.17	3.25

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Pet Care ETF
November 5, 2018* through November 30, 2018 (Unaudited)	0.50%	0.50%	0.35%	0.35%	$20,668	3%
RAFITM Long/Short
Six Months ended November 30, 2018 (Unaudited)	2.23	0.95	0.65	1.93	10,885	9
Year ended May 31, 2018	1.83	0.95	0.62	1.50	11,923	14
Year ended May 31, 2017	1.45	0.95	0.84	1.34	25,575	11
Year ended May 31, 2016	1.41	0.95	1.35	1.80	41,059	69
Year ended May 31, 2015	1.17	0.95	1.09	1.31	50,218	65
Year ended May 31, 2014	1.18	0.95	0.85	1.08	57,764	62

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 115

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2018 (Unaudited)	$56.29	$0.66	$2.38	$—	$3.04	$(0.53)	$—	$—	$(0.53)	$58.80	5.41%	5.53%
Year ended May 31, 2018	53.30	1.11	2.89	—	4.00	(1.01)	—	—	(1.01)	56.29	7.57	7.53
Year ended May 31, 2017	44.78	0.94	8.31	—	9.25	(0.73)	—	—	(0.73)	53.30	20.75	20.70
Year ended May 31, 2016	39.43	0.88	5.22	—	6.10	(0.75)	—	—	(0.75)	44.78	15.71	15.39
February 3, 2015* through May 31, 2015	40.00	0.24	(0.67)	—	(0.43)	(0.14)	—	—	(0.14)	39.43	(1.09)	(0.74)
S&P 500® Bond ETF
Six Months ended November 30, 2018 (Unaudited)	80.84	1.52	(2.71)	0.01	(1.18)	(1.44)	—	—	(1.44)	78.22	(1.48)	(1.86)
May 1, 2018* through May 31, 2018	80.00	0.23	0.44	0.17	0.84	—	—	—	—	80.84	1.05	1.36

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2018 (Unaudited)	0.40%	0.40%	2.25%	2.25%	$468,923	19%
Year ended May 31, 2018	0.40	0.40	2.03	2.03	406,693	20
Year ended May 31, 2017	0.46	0.40	1.77	1.82	410,391	26
Year ended May 31, 2016	0.91	0.40	1.60	2.11	85,089	14
February 3, 2015* through May 31, 2015	3.14	0.40	(0.83)	1.90	4,929	7
S&P 500® Bond ETF
Six Months ended November 30, 2018 (Unaudited)	0.15	0.15	3.81	3.81	27,376	38
May 1, 2018* through May 31, 2018	0.15	0.15	3.50	3.50	32,336	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

116 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Dividend Aristocrats ETF
Six Months ended November 30, 2018 (Unaudited)	$62.21	$0.70	$4.11	$—	$4.81	$(0.77)	$—	$—	$(0.77)	$66.25	7.76%	7.71%
Year ended May 31, 2018	57.46	1.37	4.54	—	5.91	(1.16)	—	—	(1.16)	62.21	10.34	10.34
Year ended May 31, 2017	53.14	1.18	4.28	—	5.46	(1.14)	—	—	(1.14)	57.46	10.41	10.43
Year ended May 31, 2016	50.38	1.11	2.65	—	3.76	(1.00)	—	—	(1.00)	53.14	7.64	7.69
Year ended May 31, 2015	45.59	1.03	4.58	—	5.61	(0.82)	—	—	(0.82)	50.38	12.39	12.29
October 9, 2013* through May 31, 2014	40.00	0.58	5.32	—	5.90	(0.31)	—	—	(0.31)	45.59	14.79	14.85
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2018 (Unaudited)	56.44	0.47	1.71	—	2.18	(0.40)	—	—	(0.40)	58.22	3.85	3.62
Year ended May 31, 2018	50.44	0.87	5.98	—	6.85	(0.85)	—	—	(0.85)	56.44	13.67	13.98
Year ended May 31, 2017	43.32	0.83	7.10	—	7.93	(0.81)	—	—	(0.81)	50.44	18.49	18.78
September 22, 2015* through May 31, 2016	40.00	0.55	3.15	—	3.70	(0.38)	—	—	(0.38)	43.32	9.28	8.79

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Dividend Aristocrats ETF
Six Months ended November 30, 2018 (Unaudited)	0.35%	0.35%	2.15%	2.15%	$3,799,194	8%
Year ended May 31, 2018	0.35	0.35	2.23	2.23	3,493,291	22
Year ended May 31, 2017	0.41	0.35	2.08	2.14	3,008,063	16
Year ended May 31, 2016	0.56	0.35	2.00	2.21	1,918,336	21
Year ended May 31, 2015	0.58	0.35	1.87	2.10	743,101	18
October 9, 2013* through May 31, 2014	0.70	0.35	1.69	2.04	184,624	7
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2018 (Unaudited)	0.27	0.27	1.58	1.58	7,277	4
Year ended May 31, 2018	0.27	0.27	1.61	1.61	7,055	4
Year ended May 31, 2017	0.27	0.27	1.81	1.81	6,305	4
September 22, 2015* through May 31, 2016	0.27	0.27	1.93	1.93	8,664	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 117

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2018 (Unaudited)	$55.43	$0.47	$1.34	$—	$1.81	$(0.46)	$—	$—	$(0.46)	$56.78	3.25%	4.40%
Year ended May 31, 2018	49.53	0.89	5.85	—	6.74	(0.84)	—	—	(0.84)	55.43	13.73	12.00
Year ended May 31, 2017	43.36	0.83	6.32	—	7.15	(0.98)	—	—	(0.98)	49.53	16.71	18.15
September 22, 2015* through May 31, 2016	40.00	0.59	3.39	—	3.98	(0.62)	—	—	(0.62)	43.36	10.00	8.43
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2018 (Unaudited)	56.95	0.49	(0.01)	—	0.48	(0.49)	—	—	(0.49)	56.94	0.83	(1.33)
Year ended May 31, 2018	50.44	0.94	6.42	—	7.36	(0.85)	—	—	(0.85)	56.95	14.68	16.29
Year ended May 31, 2017	43.51	0.87	7.09	—	7.96	(1.03)	—	—	(1.03)	50.44	18.55	19.80
September 22, 2015* through May 31, 2016	40.00	0.62	3.54	—	4.16	(0.65)	—	—	(0.65)	43.51	10.45	8.61

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2018 (Unaudited)	0.27%	0.27%	1.62%	1.62%	$1,420	4%
Year ended May 31, 2018	0.27	0.27	1.68	1.68	1,386	8
Year ended May 31, 2017	0.27	0.27	1.84	1.84	1,238	8
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06	2,168	4
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2018 (Unaudited)	0.27	0.27	1.69	1.69	1,424	4
Year ended May 31, 2018	0.27	0.27	1.73	1.73	1,424	8
Year ended May 31, 2017	0.27	0.27	1.89	1.89	1,261	9
September 22, 2015* through May 31, 2016	0.27	0.27	2.16	2.16	2,175	5

*  Commencement of investment operations.

See accompanying notes to the financial statements.

118 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2018 (Unaudited)	$51.48	$0.49	$1.57	$—	$2.06	$(0.50)	$—	$—	$(0.50)	$53.04	4.00%	(1.47)%
Year ended May 31, 2018	47.50	0.96	3.89	—	4.85	(0.87)	—	—	(0.87)	51.48	10.29	11.20
Year ended May 31, 2017	42.78	0.85	4.82	—	5.67	(0.95)	—	—	(0.95)	47.50	13.43	13.50
September 22, 2015* through May 31, 2016	40.00	0.58	2.81	—	3.39	(0.61)	—	—	(0.61)	42.78	8.54	8.70
S&P MidCap 400® Dividend Aristocrats ETF
Six Months ended November 30, 2018 (Unaudited)	53.89	0.55	2.57	—	3.12	(0.55)	—	—	(0.55)	56.46	5.79	5.86
Year ended May 31, 2018	51.35	1.00	2.51	—	3.51	(0.97)	—	—	(0.97)	53.89	6.89	6.86
Year ended May 31, 2017	45.12	0.83	6.06	—	6.89	(0.66)	—	—	(0.66)	51.35	15.36	15.32
Year ended May 31, 2016	40.32	0.82	4.65	—	5.47	(0.67)	—	—	(0.67)	45.12	13.81	12.88
February 3, 2015* through May 31, 2015	40.00	0.24	0.18	—	0.42	(0.10)	—	—	(0.10)	40.32	1.07	1.99

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2018 (Unaudited)	0.27%	0.27%	1.83%	1.83%	$2,652	21%
Year ended May 31, 2018	0.27	0.27	1.87	1.87	2,574	4
Year ended May 31, 2017	0.27	0.27	1.91	1.91	1,187	6
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06	3,208	5
S&P MidCap 400® Dividend Aristocrats ETF
Six Months ended November 30, 2018 (Unaudited)	0.40	0.40	1.95	1.95	420,612	14
Year ended May 31, 2018	0.40	0.40	1.89	1.89	379,949	29
Year ended May 31, 2017	0.45	0.40	1.61	1.66	419,777	25
Year ended May 31, 2016	1.03	0.40	1.35	1.98	77,830	32
February 3, 2015* through May 31, 2015	2.88	0.40	(0.65)	1.83	7,056	7

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 119

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2018 (Unaudited)	$75.00	$1.29	$(1.01)	$—	$0.28	$(1.34)	$—	$—	$(1.34)	$73.94	0.38%	(0.10)%
Year ended May 31, 2018	78.16	2.43	(3.22)	0.11	(0.68)	(2.48)	—	—	(2.48)	75.00	(0.91)	(1.16)
Year ended May 31, 2017	76.95	2.89	1.63	—	4.52	(3.31)	—	—	(3.31)	78.16	6.03	5.08
Year ended May 31, 2016	76.69	4.90	0.56 (i)	—	5.46	(5.20)	—	—	(5.20)	76.95	7.44	8.50
Year ended May 31, 2015	81.65	3.69	(5.00)	—	(1.31)	(3.65)	—	—	(3.65)	76.69	(1.59)	(0.71)
November 19, 2013* through May 31, 2014	80.00	1.63	1.11	0.28	3.02	(1.37)	—	—	(1.37)	81.65	3.83	2.93

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2018 (Unaudited)	1.89%	0.50%	2.06%	3.45%	$7,394	12%
Year ended May 31, 2018	1.67	0.50	2.00	3.17	11,250	54
Year ended May 31, 2017	2.09	0.50	2.13	3.72	7,816	49
Year ended May 31, 2016	2.81	0.50	4.10	6.41	3,847	52
Year ended May 31, 2015	1.77	0.50	3.45	4.71	7,669	106
November 19, 2013* through May 31, 2014	1.77	0.50	2.58	3.85	12,248	11

*  Commencement of investment operations.

See accompanying notes to the financial statements.

120 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a nonrecurring corporate action during the period. The impact of this non-recurring corporate action was $0.47 and 1.32%, respectively.

(k)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a nonrecurring corporate action during the period. The impact of this non-recurring corporate action was $0.36 and 1.28%, respectively.

(l)  Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $1.81 and the net investment income (loss) net of waivers ratio would have been 4.64%.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 121

NOTES TO FINANCIAL STATEMENTS

122 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 117 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares Equities for Rising Rates ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares S&P 500® Bond ETF, ProShares S&P 500® Dividend Aristocrats ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares S&P MidCap 400® Dividend Aristocrats ETF and ProShares Short Term USD Emerging Markets Bond ETF, is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares CDS Short North American HY Credit ETF, ProShares High Yield — Interest Rate Hedged, ProShares Inflation Expectations ETF, ProShares Investment Grade — Interest Rate Hedged, ProShares Managed Futures Strategy ETF, ProShares S&P 500® Bond ETF and ProShares Short Term USD Emerging Markets Bond ETF is generally determined at 3:00 p.m. (Eastern Time) on each business day. The NAV of ProShares K-1 Free Crude Oil Strategy ETF is generally determined at 2:30 p.m. (Eastern Time) on each business day when the Cboe BZX U.S. Equities Exchange
"BZX Equities" is open for trading. The NAV of each of ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically determined at 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the meas-

urement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds held by Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds and corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Bond, commodity and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 123

by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of November 30, 2018, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
CDS Short North American HY Credit ETF	—	—	—	—	—	—	—	—	$6,242,537	$(325,746)	—	$6,242,537	$(325,746)
Decline of the Retail Store ETF	—	—	—	—	—	—	—	—	3,189,692	(1,601,836)	—	3,189,692	(1,601,836)
DJ Brookfield Global Infrastructure ETF	$46,344,420	—	—	$11,067	—	—	—	—	48,918	—	—	46,404,405	—
Equities for Rising Rates ETF	7,619,135	—	—	—	—	—	—	—	24,571	—	—	7,643,706	—
Global Listed Private Equity ETF	19,677,607	—	—	—	—	—	—	—	112,853	—	—	19,790,460	—
Hedge Replication ETF	3,029,706	—	$116,217	—	—	$32,083,503	—	—	6,076,898	685,494	—	41,190,107	801,711
High Yield-Interest Rate Hedged	—	—	(434,829)	—	—	—	$179,244,672	—	6,068,937	—	—	185,313,609	(434,829)
Inflation Expectations ETF	—	—	—	—	—	12,015,809	—	—	2,188,150	(368,785)	—	14,203,959	(368,785)
Investment Grade-Interest Rate Hedged	—	—	(1,761,111)	—	—	—	399,014,451	—	7,622,823	—	—	406,637,274	(1,761,111)
K-1 Free Crude Oil Strategy ETF	—	—	(4,840,987)	—	—	—	—	—	22,760,754	—	—	22,760,754	(4,840,987)
Large Cap Core Plus	779,532,252	—	—	—	—	—	—	—	5,070,655	18,048,347	—	784,602,907	18,048,347

124 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Long Online/ Short Stores ETF	$43,984,150	—	—	—	—	—	—	—	$4,512,639	$(1,786,815)	—	$48,496,789	$(1,786,815)
Managed Futures Strategy ETF	—	—	$71,416	—	—	—	—	—	2,749,488	—	—	2,749,488	71,416
Merger ETF	3,040,689	—	—	—	$8,500	—	—	—	299,705	(33,553)	$4,247	3,348,894	(29,306)
Morningstar Alternatives Solution ETF	—	—	—	$7,459,027	—	—	—	—	20,738	—	—	7,479,765	—
MSCI EAFE Dividend Growers ETF	108,463,927	—	—	—	—	—	—	—	306,729	—	—	108,770,656	—
MSCI Emerging Markets Dividend Growers ETF	19,963,271	—	—	251,494	—	—	—	—	91,929	—	—	20,306,694	—
MSCI Europe Dividend Growers ETF	10,480,606	—	—	—	—	—	—	—	38,302	—	—	10,518,908	—
Online Retail ETF	30,514,369	—	—	—	—	—	—	—	427,632	—	—	30,942,001	—
Pet Care ETF	20,595,867	—	—	—	—	—	—	—	56,240	—	—	20,652,107	—
RAFITM Long/Short	9,919,744	$663	—	—	—	—	—	—	2,228,015	(1,301,952)	—	12,148,422	(1,301,952)
Russell 2000 Dividend Growers ETF	466,957,978	—	—	—	—	—	—	—	1,609,192	—	—	468,567,170	—
S&P 500® Bond ETF	—	—	—	—	—	—	$26,867,685	—	267,231	—	—	27,134,916	—
S&P 500® Dividend Aristocrats ETF	3,790,873,218	—	—	—	—	—	—	—	5,626,504	—	—	3,796,499,722	—
S&P 500® Ex-Energy ETF	7,238,857	—	—	—	—	—	—	—	31,752	—	—	7,270,609	—
S&P 500® Ex-Financials ETF	1,411,455	—	—	—	—	—	—	—	7,813	—	—	1,419,268	—
S&P 500® Ex-Health Care ETF	1,418,823	—	—	—	—	—	—	—	4,526	—	—	1,423,349	—
S&P 500® Ex-Technology ETF	2,636,701	—	—	—	—	—	—	—	12,730	—	—	2,649,431	—
S&P MidCap 400® Dividend Aristocrats ETF	419,082,256	—	—	—	—	—	—	—	1,065,902	—	—	420,148,158	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	1,744,794	5,514,334	112,312	—	—	7,371,440	—

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 125

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares DJ Brookfield Global Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF and ProShares MSCI Emerging Markets Dividend Growers each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2018, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	BNP Paribas Securities Corp., 2.00%, dated 11/30/2018 due 12/3/2018 (1)	BNP Paribas Securities Corp., 2.28%, dated 11/30/2018 due 12/3/2018 (2)	Credit Suisse Securities (USA) LLC, 2.23%, dated 11/30/2018 due 12/3/2018 (3)	ING Financial Markets LLC, 2.25%, dated 11/30/2018 due 12/3/2018 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, dated 11/30/2018 due 12/3/2018 (5)	Total
CDS Short North American HY Credit ETF	$94,091	$2,832,430	$1,036,255	$1,658,008	$621,753	$6,242,537
Decline of the Retail Store ETF	48,077	1,447,261	529,486	847,177	317,691	3,189,692
DJ Brookfield Global Infrastructure ETF	737	22,196	8,120	12,993	4,872	48,918
Equities for Rising Rates ETF	370	11,149	4,079	6,526	2,447	24,571
Global Listed Private Equity ETF	1,701	51,205	18,733	29,974	11,240	112,853
Hedge Replication ETF	91,594	2,757,275	1,008,759	1,614,015	605,255	6,076,898
High Yield-Interest Rate Hedged	91,474	2,753,663	1,007,438	1,611,899	604,463	6,068,937
Inflation Expectations ETF	32,981	992,831	363,231	581,169	217,938	2,188,150
Investment Grade — Interest Rate Hedged	114,895	3,458,708	1,265,381	2,024,610	759,229	7,622,823
K-1 Free Crude Oil Strategy ETF	343,062	10,327,251	3,778,263	6,045,220	2,266,958	22,760,754
Large Cap Core Plus	76,428	2,300,711	841,724	1,346,758	505,034	5,070,655
Long Online/Short Stores ETF	68,017	2,047,523	749,094	1,198,549	449,456	4,512,639
Managed Futures Strategy ETF	41,442	1,247,527	456,412	730,260	273,847	2,749,488
Merger ETF	4,517	135,985	49,751	79,602	29,850	299,705
Morningstar Alternatives Solution ETF	312	9,409	3,442	5,508	2,067	20,738
MSCI EAFE Dividend Growers ETF	4,623	139,172	50,917	81,467	30,550	306,729
MSCI Emerging Markets Dividend Growers ETF	1,386	41,711	15,260	24,416	9,156	91,929
MSCI Europe Dividend Growers ETF	577	17,379	6,358	10,173	3,815	38,302
Online Retail ETF	6,446	194,030	70,987	113,577	42,592	427,632
Pet Care ETF	848	25,518	9,336	14,937	5,601	56,240
RAFITM Long/Short	33,582	1,010,919	369,848	591,757	221,909	2,228,015

126 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	BNP Paribas Securities Corp., 2.00%, dated 11/30/2018 due 12/3/2018 (1)	BNP Paribas Securities Corp., 2.28%, dated 11/30/2018 due 12/3/2018 (2)	Credit Suisse Securities (USA) LLC, 2.23%, dated 11/30/2018 due 12/3/2018 (3)	ING Financial Markets LLC, 2.25%, dated 11/30/2018 due 12/3/2018 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, dated 11/30/2018 due 12/3/2018 (5)	Total
Russell 2000 Dividend Growers ETF	$24,255	$730,140	$267,124	$427,398	$160,275	$1,609,192
S&P 500® Bond ETF	4,028	121,251	44,360	70,976	26,616	267,231
S&P 500® Dividend Aristocrats ETF	84,806	2,552,917	933,994	1,494,391	560,396	5,626,504
S&P 500® Ex-Energy ETF	479	14,407	5,271	8,433	3,162	31,752
S&P 500® Ex-Financials ETF	118	3,545	1,297	2,075	778	7,813
S&P 500® Ex-Health Care ETF	68	2,054	751	1,202	451	4,526
S&P 500® Ex-Technology ETF	192	5,776	2,113	3,381	1,268	12,730
S&P MidCap 400® Dividend Aristocrats ETF	16,066	483,633	176,939	283,101	106,163	1,065,902
Short Term USD Emerging Markets Bond ETF	1,693	50,959	18,644	29,830	11,186	112,312
	$1,188,865	$35,788,535	$13,093,367	$20,949,382	$7,856,018	$78,876,167

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2018 as follows:

(1)  U.S. Treasury Notes, 1.50% to 2.88%, due 8/15/2020 to 10/31/2022, which had an aggregate value at the Trust level of $69,461,169.

(2)  U.S. Treasury Bills, 0%, due 12/27/2018 to 3/28/2019; U.S. Treasury Bonds, 0% to 8%, due 2/15/2019 to 11/15/2048; U.S. Treasury Notes, 0.13% to 3.63%, due 12/31/2018 to 1/15/2028, which had an aggregate value at the Trust level of $2,091,000,048.

(3)  U.S. Treasury Bills, 0%, due 12/6/2018 to 4/4/2019; U.S. Treasury Bond, 0.75%, due 2/15/2042; U.S. Treasury Notes, 0.13% to 3.63%, due 1/31/2019 to 11/15/2027, which had an aggregate value at the Trust level of $765,142,287.

(4)  Federal Farm Credit Bank, 3.50%, due 12/20/2023; Federal Home Loan Bank, 0% to 3.25%, due 1/2/2019 to 11/16/2028; Federal Home Loan Mortgage Corp., 1.13% to 6.25%, due 3/27/2019 to 7/15/2032; Federal National Mortgage Association, 0% to 6.63%, due 1/2/2019 to 11/15/2030; U.S. Treasury Notes, 0.75% to 3.63%, due 7/15/2019 to 11/15/2028, which had an aggregate value at the Trust level of $1,224,000,242.

(5)  U.S. Treasury Bonds, 0% to 4.25%, due 2/15/2030 to 11/15/2040; U.S. Treasury Note, 2.75%, due 7/31/2023, which had an aggregate value at the Trust level of $459,000,071.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds ("ETFs").

Real Estate Investment Trusts ("REITs") and Business Development Companies ("BDCs")

REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as "junk bonds"), that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund's underlying index, on a daily basis. Each such Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure. ProShares CDS Short North American
HY Credit ETF, which is actively managed, seeks to provide inverse exposure to the credit of North American high yield debt issuers, primarily through investing in a portfolio of credit derivatives. ProShares Managed Futures Strategy ETF, which is also actively managed, seeks to

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 127

provide positive returns that are not directly correlated to broad equity or fixed income markets, primarily by gaining exposure to derivative instruments by investing in a Cayman Islands subsidiary that invests in commodity futures contracts. ProShares K-1 Free Crude Oil Strategy ETF seeks to provide total return through actively managed exposure to the West Texas Intermediate crude oil futures markets, primarily by gaining exposure to derivative instruments by investing in a Cayman Islands subsidiary that invests in commodity futures contracts.

In connection with its management of certain series of the Trust included in this report (i.e., ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Managed Futures Strategy ETF	51%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the re-

porting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of approximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

128 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS Short North American HY Credit ETF Fund primarily invests in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps ("CDS") that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 129

default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. The ProShares CDS Short North American HY Credit ETF will normally be a "buyer" of credit protection on North American high yield debt issuers through index-based CDS.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. In connection with CDS in which a Fund is a "buyer", the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund's maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a "seller", however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied.

Subsequent payments, known as "variation margin" to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as "marking-to-market." The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2018 contractually terminate within 24 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies

130 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

(including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to provide investment results, before fees and expenses, that correspond to the return of its underlying index on a daily basis (except for the ProShares CDS Short North American HY Credit ETF, which seeks to provide inverse exposure to the credit of North American high yield debt issuers, ProShares K-1 Free Crude Oil Strategy ETF, which seeks to provide total return through actively managed exposure to the West Intermediate crude oil futures markets, and ProShares Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF and ProShares Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the ProShares CDS Short North American HY Credit ETF is high yield credit risk and the primary risk for ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF is commodity market risk.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2018

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on
futures contracts
and centrally
cleared swap
agreements*;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on
futures contracts
and centrally
cleared swap
agreements*;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		CDS Short North American HY Credit ETF	$72,595		CDS Short North American HY Credit ETF	$1,446
		Decline of the Retail Store ETF	23,552		Decline of the Retail Store ETF	1,625,388
		Hedge Replication ETF	801,711		Hedge Replication ETF	—
		High Yield-Interest Rate Hedged	—		High Yield-Interest Rate Hedged	434,829
		Inflation Expectations ETF	35,062		Inflation Expectations ETF	403,847
		Investment Grade-Interest Rate Hedged	—		Investment Grade-Interest Rate Hedged	1,761,111
		K-1 Free Crude Oil Strategy ETF	—		K-1 Free Crude Oil Strategy ETF	4,840,987
		Large Cap Core Plus	18,757,794		Large Cap Core Plus	709,447
		Long Online/Short Stores ETF	538,611		Long Online/Short Stores ETF	2,325,426
		Managed Futures Strategy ETF	71,416		Managed Futures Strategy ETF	—
		Merger ETF	5,129		Merger ETF	34,435
		RAFITM Long/Short	36,565		RAFITM Long/Short	1,338,517

*  Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap agreements as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 131

The Effect of Derivative Instruments on the Statements of Operations for the Six Month Ended November 30, 2018

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on Expiration or closing of: futures contracts, non-exchange traded and centrally cleared swap agreements and Settlement of forward foreign currency contracts; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	CDS Short North American HY Credit ETF	$(170,308)	$133,769
		Decline of the Retail Store ETF	(1,358,883)	180,107
		Hedge Replication ETF	(1,934,349)	481,855
		High Yield-Interest Rate Hedged	1,737,176	(1,048,358)
		Inflation Expectations ETF	1,519,865	(662,850)
		Investment Grade-Interest Rate Hedged	14,312,307	(3,561,953)
		K-1 Free Crude Oil Strategy ETF	(6,566,286)	(4,170,757)
		Large Cap Core Plus	(15,436,095)	12,086,964
		Long Online/Short Stores ETF	—	(1,201,895)
		Managed Futures Strategy ETF	43,540	53,010
		Merger ETF	132,866	26,285
		RAFITM Long/Short	(55,402)	(291,767)

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2018, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and passive foreign investment companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

132 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The tax character of distributions paid for the most recent tax years ended October 31, 2018 and October 31, 2017, were as follows:

	Year Ended October 31, 2018				Year Ended October 31, 2017
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Decline of the Retail Store ETF	$84,339	—	—	$84,339	—	—	—	—
DJ Brookfield Global Infrastructure ETF	1,329,046	—	—	1,329,046	$1,256,466	—	—	$1,256,466
Equities for Rising Rates ETF	215,939	—	—	215,939	52,768	—	—	52,768
Global Listed Private Equity ETF	1,816,051	—	—	1,816,051	872,425	—	—	872,425
Hedge Replication ETF	176,827	—	—	176,827	—	—	—	—
High Yield-Interest Rate Hedged	9,660,301	—	—	9,660,301	6,775,420	—	—	6,775,420
Inflation Expectations ETF	273,723	—	—	273,723	862,831	—	—	862,831
Investment Grade-Interest Rate Hedged	18,902,787	—	—	18,902,787	8,401,242	—	—	8,401,242
K-1 Free Crude Oil Strategy ETF	333,810	—	—	333,810	—	—	—	—
Large Cap Core Plus	10,173,127	—	—	10,173,127	9,329,901	—	—	9,329,901
Managed Futures Strategy ETF	9,761	—	—	9,761	—	—	—	—
Merger ETF	56,122	—	—	56,122	28,383	—	—	28,383
Morningstar Alternatives Solution ETF	309,902	—	—	309,902	269,352	—	—	269,352
MSCI EAFE Dividend Growers ETF	3,162,771	—	—	3,162,771	1,261,751	—	—	1,261,751
MSCI Emerging Markets Dividend Growers ETF	418,222	—	—	418,222	251,008	—	—	251,008
MSCI Europe Dividend Growers ETF	247,112	—	—	247,112	174,405	—	—	174,405
RAFITM Long/Short	222,001	—	—	222,001	460,654	—	—	460,654
Russell 2000 Dividend Growers ETF	8,185,193	—	—	8,185,193	6,873,181	—	—	6,873,181
S&P 500® Bond ETF	475,751	—	—	475,751	—	—	—	—
S&P 500® Dividend Aristocrats ETF	77,674,244	—	—	77,674,244	59,289,367	—	—	59,289,367
S&P 500® Ex-Energy ETF	110,279	—	—	110,279	121,844	—	—	121,844
S&P 500® Ex-Financials ETF	21,936	—	—	21,936	25,202	—	—	25,202
S&P 500® Ex-Health Care ETF	23,332	—	—	23,332	25,891	—	—	25,891
S&P 500® Ex-Technology ETF	44,833	—	—	44,833	24,519	—	—	24,519

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 133

	Year Ended October 31, 2018				Year Ended October 31, 2017
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
S&P MidCap 400® Dividend Aristocrats ETF	$7,991,087	—	—	$7,991,087	$6,042,516	—	—	$6,042,516
Short Term USD Emerging Markets Bond ETF	329,112	—	—	329,112	284,043	—	—	284,043

At October 31, 2018 (the Funds' most recent tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
CDS Short North American HY Credit ETF	—	—	$(838,971)	$80,281
Decline of the Retail Store ETF	$4,384	—	(1,358,882)	(1,753,595)
DJ Brookfield Global Infrastructure ETF	—	—	(1,600,446)	(1,328,765)
Equities for Rising Rates ETF	8,668	—	—	(1,076,951)
Global Listed Private Equity ETF	73,509	—	(1,828,241)	(1,563,167)
Hedge Replication ETF	—	—	—	49,904
High Yield-Interest Rate Hedged	901,355	—	(23,595,626)	(7,200,825)
Inflation Expectations ETF	17,516	—	(4,835,768)	577,167
Investment Grade-Interest Rate Hedged	1,633,731	—	(551,909)	(25,793,543)
K-1 Free Crude Oil Strategy ETF	84,245	—	—	(2,574,948)
Large Cap Core Plus	746,899	—	—	(20,903,504)
Long Online/Short Stores ETF	—	—	(172,193)	(9,091,622)
Managed Futures Strategy ETF	35,122	—	—	(95,708)
Merger ETF	—	—	(660,195)	28,192
Morningstar Alternatives Solution ETF	18	—	(1,659,750)	(246,737)
MSCI EAFE Dividend Growers ETF	54,539	—	(2,614,556)	(2,866,876)
MSCI Emerging Markets Dividend Growers ETF	—	—	—	(2,892,550)
MSCI Europe Dividend Growers ETF	—	—	(287,870)	(502,906)
Online Retail ETF	—	—	(69,015)	(4,348,153)
RAFITM Long/Short	16,336	—	(20,291,564)	632,944
Russell 2000 Dividend Growers ETF	655,680	—	—	(14,902,578)
® Bond ETF	102,114	—	(17,082)	(647,338)
S&P 500® Dividend Aristocrats ETF	8,540,615	—	—	155,983,934
S&P 500® Ex-Energy ETF	9,016	—	—	(772,832)
S&P 500® Ex-Financials ETF	1,573	—	(6,630)	57,258
S&P 500® Ex-Health Care ETF	1,737	—	(6,092)	45,176
S&P 500® Ex-Technology ETF	4,236	—	—	(139,334)
S&P MidCap 400® Dividend Aristocrats ETF	548,322	—	(5,158,204)	3,685,217
Short Term USD Emerging Markets Bond ETF	18,910	—	(455,016)	(174,958)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

As of October 31, 2018 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, are not subject to expiration, and must be utilized

134 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

prior to certain, older CLCFs, which are treated as short-term capital losses regardless of whether the originating capital loss was short-term or long-term and do carry an expiration date.

At October 31, 2018, (the Funds' most recent tax year end), the following Funds had available CLCFs:

	Expiring October 31, 2019	Expiring October 31, 2020	No Expiration Date	Total
CDS Short North American HY Credit ETF	—	—	$759,362	$759,362
Decline of the Retail Store ETF	—	—	1,358,882	1,358,882
DJ Brookfield Global Infrastructure ETF	—	—	1,600,446	1,600,446
Global Listed Private Equity ETF	—	—	1,828,241	1,828,241
High Yield-Interest Rate Hedged	—	—	23,595,626	23,595,626
Inflation Expectations ETF	—	—	4,835,768	4,835,768
Investment Grade-Interest Rate Hedged	—	—	551,909	551,909
Merger ETF	—	—	660,195	660,195
Morningstar Alternatives Solution ETF	—	—	1,659,750	1,659,750
MSCI EAFE Dividend Growers ETF	—	—	2,614,556	2,614,556
MSCI Europe Dividend Growers ETF	—	—	287,870	287,870
Online Retail ETF	—	—	43,403	43,403
RAFITM Long/Short	$1,128,449	—	19,163,115	20,291,564
S&P 500® Bond ETF	—	—	17,082	17,082
S&P 500® Ex-Financials ETF	—	—	6,630	6,630
S&P 500® Ex-Health Care ETF	—	—	6,092	6,092
S&P MidCap 400® Dividend Aristocrats ETF	—	—	5,158,204	5,158,204
Short Term USD Emerging Markets Bond ETF	—	—	455,016	455,016

At October 31, 2018, (the Funds' most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2018:

Fund	CLCFs Utilized	Ordinary Late Year Loss Deferrals
CDS Short North American HY Credit ETF	—	$79,609
DJ Brookfield Global Infrastructure ETF	$55,860	—
Equities for Rising Rates ETF	7,815	—
Hedge Replication ETF	262,440	—
High Yield-Interest Rate Hedged	2,723,263	—
Investment Grade-Interest Rate Hedged	16,223,774	—
Long Online/Short Stores ETF	—	172,193
Managed Futures Strategy ETF	3,172	—
Merger ETF	27,165	—
MSCI EAFE Dividend Growers ETF	170,438	—
MSCI Emerging Markets Dividend Growers ETF	49,028	—
Online Retail ETF	—	25,612
RAFITM Long/Short	1,387,538	—
S&P 500® Dividend Aristocrats ETF	1,857,799	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 135

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund which is subject to an expense limitation, as outlined in the table below, (the "Capped Funds") pursuant to an Investment Advisory Agreement. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

The Advisor also serves as the investment adviser to each Fund which is not subject to an expense limitation as outlined in the table below (the "Unitary Fee Funds") pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all other expenses of the Unitary Fee Funds except interest expenses, taxes, brokerage and other transaction costs, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust's chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses. The following funds have a unitary fee: ProShares Decline of the Retail Store ETF (0.65%), ProShares DJ Brookfield Global Infrastructure ETF (0.45%), ProShares Equities for Rising Rates ETF (0.35%), ProShares High Yield-Interest Rate Hedged (0.50%), ProShares Investment Grade — Interest Rate Hedged (0.30%), ProShares K-1 Free Crude Oil Strategy ETF (0.65%), ProShares Large Cap Core Plus (0.45%), ProShares Long Online/Short Stores ETF (0.65%), ProShares Managed Futures Strategy ETF (0.75%), ProShares MSCI EAFE Dividend Growers ETF (0.50%), ProShares MSCI Emerging Markets Dividend Growers ETF (0.60%), ProShares MSCI Europe Dividend Growers ETF (0.55%), ProShares Online Retail ETF (0.58%), ProShares Pet Care ETF (0.50%), ProShares Russell 2000 Dividend Growers ETF (0.40%), ProShares S&P 500® Bond ETF (0.15%), ProShares S&P 500® Dividend Aristocrats ETF (0.35%), ProShares S&P 500® Ex-Energy ETF (0.27%), ProShares S&P 500® Ex-Financials ETF (0.27%), ProShares S&P 500® Ex-Health Care ETF (0.27%), ProShares S&P 500® Ex-Technology ETF (0.27%), ProShares S&P MidCap 400® Dividend Aristocrats ETF (0.40%).

For the period ended November 30, 2018, advisory and management services fees, waivers, reimbursements, and expense limitations for the non-Unitary Fee Funds were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
CDS Short North American HY Credit ETF	0.65%	0.10%	$16,907	$2,601	$16,615	0.50%	September 30, 2019
Global Listed Private Equity ETF	0.50	0.10	49,916	8,351	—	0.60	September 30, 2019
Hedge Replication ETF	0.75	0.10	146,066	—	—	0.95	September 30, 2019
Inflation Expectations ETF	0.55	0.10	33,371	6,067	42,988	0.30	September 30, 2019
Merger ETF	0.75	0.10	17,448	2,326	45,644	0.75	September 30, 2019

136 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Morningstar Alternatives Solution ETF(1)	0.07%	0.10%	$2,703	$3,861	$19,094	0.95%	September 30, 2019
RAFITM Long/Short	0.75	0.10	42,659	5,688	24,617	0.95	September 30, 2019
Short Term USD Emerging Markets Bond ETF	0.50	0.10	19,712	3,942	31,176	0.50	September 30, 2019

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2018. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

(1)  The Advisor has agreed to waive Investment Advisory and Management Services fees for the ProShares Morningstar Alternatives Solution ETF through October 31, 2019. Fees waived under this agreement are not subject to subsequent recoupment by the Advisor. The expense limitation of 0.95% is inclusive of Acquired Fund Fees and Expenses ("AFFE") for this Fund. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund's financial statements.

For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recapture. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2018, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2019	2020	2021	2022	2023	2024	Recoupment
CDS Short North American HY Credit ETF	$13,834	$79,669	$87,341	$80,400	$71,195	$12,339	$344,778
Global Listed Private Equity ETF	156,677	104,734	160,211	128,000	136,169	19,322	705,113
Hedge Replication ETF	234,815	464,116	461,975	259,681	347,042	42,706	1,810,335
Inflation Expectations ETF	127,976	131,780	134,109	296,029	159,591	27,983	877,468
Merger ETF	169,726	103,294	163,883	129,121	139,569	20,792	726,385
Morningstar Alternatives Solution ETF	—	132,410	78,285	82,938	—	5,783	299,416
RAFITM Long/Short	130,506	134,193	238,712	161,767	159,807	17,850	842,835
Short Term USD Emerging Markets Bond ETF	115,550	110,702	136,564	109,952	124,951	15,651	613,370

*  Total amount eligible for recoupment excludes the waiver of Investment Advisory and Management Services fees through October 31, 2018.

ProShares Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The Fund's position in an Underlying Fund could be material to the Underlying Fund. At the end of the reporting period, the Fund's investments in Underlying Funds amounted to the following approximate percentages of the Underlying Funds' net assets: ProShares DJ Brookfield Global Infrastructure ETF — 2.1%; ProShares Global Listed Private Equity ETF — 3.3%; ProShares Hedge Replication ETF — 2.3%; ProShares Inflation Expectations ETF — 8.2%; ProShares Managed Futures Strategy ETF — 47.7%; ProShares Merger ETF — 45.4%; and ProShares RAFITM Long/Short — 4.9%.

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administers the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 137

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $185,000 annual retainer (paid in quarterly increments) for services provided as a Board member, plus a quarterly in-person meeting fee of $10,000, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Six Months Ended November 30, 2018	Year Ended May 31, 2018
CDS Short North American HY Credit ETF	$636	$1,637
High Yield-Interest Rate Hedged	5,062	59,641
Inflation Expectations ETF	966	9,115
Investment Grade-Interest Rate Hedged	11,079	17,458
S&P 500® Bond ETF	3,913	52,280
Short Term USD Emerging Markets Bond ETF	—	15,536

138 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

11. Investment Transactions

For the period ended November 30, 2018, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
DJ Brookfield Global Infrastructure ETF	$4,087,748	$4,093,957
Equities for Rising Rates ETF	5,308,598	5,300,659
Global Listed Private Equity ETF	2,712,235	2,797,460
Hedge Replication ETF	6,213,389	2,658,887
High Yield-Interest Rate Hedged	47,360,389	32,100,415
Inflation Expectations ETF	3,807,825	—
Investment Grade-Interest Rate Hedged	88,060,866	134,223,004
Large Cap Core Plus	729,508,327	222,274,703
Long Online/Short Stores ETF	16,934,271	16,864,097
Managed Futures Strategy ETF	7,795,367	7,770,539
Merger ETF	6,452,675	7,278,097
Morningstar Alternatives Solution ETF	2,464,580	2,464,956
MSCI EAFE Dividend Growers ETF	23,988,702	25,231,735
MSCI Emerging Markets Dividend Growers ETF	18,963,167	11,759,300
MSCI Europe Dividend Growers ETF	1,798,639	1,907,563
Online Retail ETF	4,030,304	3,503,216
Pet Care ETF	500,858	324,266
RAFITM Long/Short	982,472	1,882,085
Russell 2000 Dividend Growers ETF	178,455,354	80,008,737
S&P 500® Bond ETF	28,730,549	10,944,952
S&P 500® Dividend Aristocrats ETF	670,909,540	277,604,352
S&P 500® Ex-Energy ETF	9,351,240	278,091
S&P 500® Ex-Financials ETF	59,532	60,653
S&P 500® Ex-Health Care ETF	61,490	58,334
S&P 500® Ex-Technology ETF	1,923,511	553,466
S&P MidCap 400® Dividend Aristocrats ETF	53,297,308	53,723,415
Short Term USD Emerging Markets Bond ETF	931,096	1,161,209

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2018, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
DJ Brookfield Global Infrastructure ETF	$3,129,304	$628,506
Equities for Rising Rates ETF	12,225,210	748,803
Hedge Replication ETF	3,322,119	210,630
Investment Grade-Interest Rate Hedged	114,523,665	(2,543,779)
Large Cap Core Plus	506,516,845	108,066,996
Long Online/Short Stores ETF	14,295,403	2,045,159
Merger ETF	2,870,699	65,720
Morningstar Alternatives Solution ETF	1,508,089	13,643
MSCI EAFE Dividend Growers ETF	5,240,455	799,094
MSCI Emerging Markets Dividend Growers ETF	9,353,586	1,177,496

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Fund	Fair Value	Net Realized Gains (Losses)
Online Retail ETF	$4,950,199	$101,352
RAFITM Long/Short	883,878	254,667
Russell 2000 Dividend Growers ETF	133,853,162	18,466,631
S&P 500® Dividend Aristocrats ETF	708,267,421	138,016,633
S&P 500® Ex-Energy ETF	15,205,404	2,252,459
S&P 500® Ex-Technology ETF	1,382,759	339,483
S&P MidCap 400® Dividend Aristocrats ETF	12,306,617	1,288,703
Short Term USD Emerging Markets Bond ETF	3,568,939	(125,096)

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2018, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
DJ Brookfield Global Infrastructure ETF	$11,412,357
Equities for Rising Rates ETF	6,037,524
Global Listed Private Equity ETF	2,629,257
High Yield-Interest Rate Hedged	3,214,620
Investment Grade-Interest Rate Hedged	1,869,806
Large Cap Core Plus	31,988,314
Long Online/Short Stores ETF	10,879,333
Merger ETF	2,459,727
Morningstar Alternatives Solution ETF	755,332
MSCI EAFE Dividend Growers ETF	9,371,460
MSCI Emerging Markets Dividend Growers ETF	3,627,062
MSCI Europe Dividend Growers ETF	1,012,771
Online Retail ETF	37,902,255
Pet Care ETF	20,562,692
Russell 2000 Dividend Growers ETF	81,753,750
S&P 500® Dividend Aristocrats ETF	400,938,915
S&P 500® Ex-Energy ETF	6,088,688
S&P MidCap 400® Dividend Aristocrats ETF	35,065,145

13. Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and Consolidated Financial Highlights of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF include the accounts of ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Cayman Portfolio I, a wholly-owned subsidiary of ProShares Managed Futures Strategy ETF organized under the laws of the Cayman Islands (together, the "Subsidiaries" and each, a "Subsidiary"), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF, except that the Subsidiaries may invest without limitation in commodity-related instruments.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the

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derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund's long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund's correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional

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costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At November 30, 2018, none of the Funds had any net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency Risk

Certain of the Funds' investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

•  Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

•  Breakeven Inflation Investing Risk

ProShares Inflation Expectations ETF seeks investment results, before fees and expenses that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty

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of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•  Affiliated Fund Risk

ProShares Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•  Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, the Funds, as an investor in the Subsidiaries, will not have all the protections offered to investors in registered investment companies.

•  Investment in Underlying ETFs Risk

ProShares Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

•  Risks Associated with the Use of Commodity Futures Contracts

ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF obtain investment exposure through commodity futures and do not invest directly in physical commodities. ProShares K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current "spot" or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.

•  Active Management Risk

The performance of actively managed funds (ProShares CDS Short North American HY Credit ETF, ProShares K-1 Fee Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a Fund's investment objective. The Advisor's judgments about a Fund's investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.

•  Commodity Market Risk

The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market's expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators' and/or investor's demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strengthening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

•  Rolling Futures Contract Risk

ProShares K-1 Free Crude Oil Strategy ETF (through its investment in the Subsidiary) and ProShares Managed Futures Strategy ETF (directly and through its investment in the Subsidiary) have exposure to futures contracts and are subject to risks related to "rolling" of such contracts. A Fund does not intend to hold futures contracts through their expiration date, but instead intends to "roll" its futures positions. Rolling occurs

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when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as "contango." Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as "backwardation." Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

•  Risks Specific to the Crude Oil Markets

Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil producing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers.

•  Exposure to Retailing Industry Risk

Exposure to Retailing Industry Risk — The Fund is subject to the risks faced by companies in the retailing industry, including: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and dependence on outside financing, which may be difficult to obtain. The retailing industry may also be affected by risks that affect the broader consumer discretionary industry.

•  Online Retail Companies Risk

Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors' technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

•  Small-and Mid-Cap Company Investment Risk

The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. Additionally, small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies

•  Pet Care Industry Risk

ProShares Pet Care ETF is subject to the risks faced by companies in the pet care industry. Although the pet care industry has historically been resilient to economic downturns, this trend may not continue or may reverse. Future growth of the pet care industry, if any, is largely dependent upon increases in pet ownership and the dollar amount spent on pets and pet-related products and services. Declines in pet ownership

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or the level of spending on pet related products or services may have a negative impact on the performance of the companies in the Index, and therefore, the performance of the Fund. Levels of disposable household income and spending for pet related products and services will fluctuate due to, among other things, economic conditions, limitations on discretionary spending, and consumer preferences. Some companies in the pet care industry are smaller, independent producers and retailers. Smaller companies face intense competition from larger companies that may have more significant resources and have well established suppliers and distribution channels. A number of companies in the pet care industry are not publicly listed for trading and their performance is not reflected in the Index. Pet care industry manufacturers, such as providers of food, medicine and other products and services, are also facing increased regulatory scrutiny and products liability risk as the U.S. and some international regulatory regimes focus on pet food and product safety. Many well-known pet brands and pet care-related businesses are offered by companies that are owned by, or sub divisions of, large corporate entities. These companiesmay be substantially exposed to other industries or sectors of the economy and, therefore, the Index and Fundmay be adversely affected by negative developments impacting these companies, industries or sectors. If a company no longer meets the criteria for inclusion in the Index, the Fund may need to reduce or eliminate its holdings of that company and increase its holdings of other companies in the Index. This could have an adverse impact on the liquidity of the Fund's investment portfolio and on Fund performance as there are a limited number of companies that meet the current Index requirements. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects risk of loss to be remote.

16. Investment Company Modernization

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other Commission disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments include, among other items, to require presentation of the total, rather than the components, of distributable earnings on the balance sheet, to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions and to delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. The adoption had no effect on the Funds' net assets or results of operations. In connection with implementing the changes noted above, the distributions to shareholders during the fiscal year ended May 31, 2018, which were previously reported as distributions from net investment income, have been reclassified as distributions from distributable earnings to conform to the current period presentation on the Statements of Changes in Net Assets.

17. New Accounting Pronouncements

On August 28, 2018, the FASB issued ASU 2018-13, "Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

18. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

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At a meeting held on September 27-28, 2018, the Board of Trustees (the "Board"), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement"), each for certain series of ProShares, between the Trust, on behalf of each of its operational series ( "Existing Funds"), and ProShare Advisors LLC (the "Advisor"). Certain Existing Funds are designed to track, before fees and expenses, the performance of an underlying index (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Existing Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Existing Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds"). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day, not for any other period.

At a meeting held on June 6, 2018, the Board unanimously approved the Unitary Fee Agreement with respect to two new series of the Trust, the ProShares Online Retail ETF and the ProShares Pet Care ETF (the "New Funds"). The Existing Funds and the New Funds are each referred to below as "Funds". The ProShares Online Retail ETF commenced operations on July 13, 2018 and the ProShares Pet Care ETF commenced operations on November 5, 2018.

The Board, including all of the Independent Trustees, determined that the terms of the Advisory Agreement and the Unitary Fee Agreement for each applicable Fund were fair and reasonable and in the best interests of such Fund and its shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement and the Unitary Fee Agreement, including:

(i)  information about the advisory services that (a) were being provided by the Advisor with respect to the Existing Funds and (b) were proposed to be provided by the Advisor with respect to the New Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the various Funds;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year with respect to the Existing Funds, and the proposed contractual fees with respect to the New Funds;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods with respect to the Existing Funds;

(vi)  performance information for prior periods with respect to the Existing Funds;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that (a) were received by the Advisor and its affiliates for non-advisory services with respect to the Existing Funds, and (b) were proposed to be received by the Advisor and its affiliates for non-advisory services with respect to the New Funds;

(ix)  information regarding the Advisor's trade allocation and best execution policies and procedures;

(x)  information about the financial condition of the Advisor; and

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures.

The Board evaluated this information and was advised by legal counsel to the Funds, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations. In addition, the Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds or were proposed to be paid by the New Funds. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 27-28, 2018, the Board regularly considers matters bearing on the Existing Funds and their investment advisory, administration and distribution arrangements, including the Existing Funds' investment results and performance data, at their regular meetings throughout the year. The Board's conclusions with respect to the renewal of any Advisory Agreement or Unitary Fee Agreement with respect to a Fund may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of the information that was provided and considered factors they deemed relevant, including, among other things:

(i)  the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services provided and the profits realized by the Advisor from its relationship with the Existing Funds;

(iii)  the investment performance of the Existing Funds; and

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

146 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services (i) performed by the Advisor with respect to the Existing Funds and (ii) to be performed by the Advisor with respect to the New Funds. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and, with respect to the Existing Funds, the Advisor's success in achieving the investment objectives of each Existing Fund;

•  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

•  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years;

•  information regarding allocation of Existing Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds; and

•  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board also reviewed the Advisor's compliance program, including specific activities associated with the Existing Funds, as well as compliance activities to be performed with respect to the New Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that (i) the investment advisory services provided by the Advisor with respect to each Existing Fund, and the investment advisory services to be provided by the Advisor with respect to the New Funds, were of high quality or, in the case of the New Funds, expected to be of high quality, (ii) the Advisor successfully achieved the investment goals of the Existing Funds, (iii) the Advisor's services benefited the Existing Funds' shareholders, particularly in light of the nature of the Existing Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Existing Funds and to be provided to the New Funds.

Comparison of Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Existing Funds and expected to be provided to the New Funds by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. Notwithstanding this challenge, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own, and took note that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant comparing management and expense information for each Fund to that of a peer group determined by the consultant. The Board reviewed peer group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board noted that, by design, certain Funds are in some respects unique and therefore no ETF or mutual fund was a perfect comparison for such Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Existing Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.

The Board considered and discussed the fees charged and the services provided by the Advisor as sub-advisor.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 147

The Board recognized that it is difficult to make comparisons of fees because there are variations in the services that are included in the fees paid by other ETFs and funds, but concluded that the Funds' advisory or unitary fee rates were reasonable given the services provided (or proposed to be provided in the case of the New Funds).

Profitability

The Board considered the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Existing Funds.

The Board recognized that it is difficult to compare the Advisor's profitability to that of other managers because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers' operating profits and net income are typically reported net of distribution and marketing expenses. The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Existing Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Existing Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2018, as applicable. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Existing Funds that are Matching Funds or Geared Funds, the correlation of such Existing Fund's performance with the performance of its underlying benchmark (or relevant inverse or multiple thereof) was a more meaningful factor than the Existing Fund's total return.

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds. The Independent Trustees also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Existing Funds but concluded that such benefits were relatively insignificant.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, the ProShares Short Term USD Emerging Markets Bond ETF, which pays 0.50%, the ProShares Inflation Expectations ETF, which pays 0.55%, and the ProShares CDS Short North American HY Credit ETF, which pays 0.65%), and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2019. The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time.

Conclusions

The Board, including all of the Independent Trustees, concluded that, with respect to each Existing Fund, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Existing Funds. With respect to the New Funds, the Board, including all of the Independent Trustees, concluded that it was in the best interests of the New Funds to approve the Unitary Fee Agreement. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

148 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2018 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2018. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2018

As of October 31, 2018, the Funds federal tax information is as follow:

Fund	QDI	DRD	QII
Decline Of The Retail Store ETF	0.00%	0.00%	0.00%
DJ Brookfield Global Infrastructure ETF	59.34	21.97	0.00
Equities For Rising Rates ETF	100.00	100.00	0.00
Global Listed Private Equity ETF	37.94	33.06	0.00
Hedge Replication ETF	28.10	27.72	100.00
High Yield-Interest Rate Hedged	0.00	0.00	88.16
Inflation Expectations ETF	0.00	0.00	93.80
Investment Grade-Interest Rate Hedged	0.00	0.00	67.92
K-1 Free Crude Oil Strategy ETF	0.00	0.00	0.00
Large Cap Core Plus	100.00	100.00	0.00
Managed Futures Strategy ETF	0.00	0.00	20.39
Merger ETF	100.00	100.00	0.30
Morningstar Alternatives Solution ETF	43.59	38.10	9.25
MSCI EAFE Dividend Growers ETF	82.01	0.00	0.00
MSCI Emerging Markets Dividend Growers ETF	71.02	0.00	0.00
MSCI Europe Dividend Growers ETF	100.00	0.00	0.00
RAFITM Long/Short	100.00	100.00	0.00
Russell 2000 Dividend Growers ETF	100.00	100.00	0.00
S&P 500® Bond ETF	0.00	0.00	100.00
S&P 500® Dividend Aristocrats ETF	100.00	100.00	0.00
S&P 500® Ex-Energy ETF	100.00	100.00	0.00
S&P 500® Ex-Financials ETF	100.00	100.00	0.00
S&P 500® Ex-Health Care ETF	100.00	100.00	0.00
S&P 500® Ex-Technology ETF	100.00	100.00	0.00
S&P MidCap 400® Dividend Aristocrats ETF	100.00	100.00	0.00
Short Term USD Emerging Markets Bond ETF	0.00	0.00	0.00

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2018, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short Term Gains.

Funds with Equalization

For the tax year ended October 31, 2018, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Funds	Long-Term
Hedge Replication ETF	$205,302
Large Cap Core Plus	5,647,667
S&P 500® Dividend Aristocrats ETF	17,650,961
S&P 500® Ex-Energy ETF	27,888
PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 149

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com

150 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Strategic ETFs seek returns that are either 1x or -1x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with inverse multiple and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"S&P Merger Arbitrage", "S&P 500® Dividend Aristocrats®", "S&P Strategic Futures Index", "S&P MidCap 400® Dividend Aristocrats®", certain "S&P Select Industry Indices", "S&P 500® Ex-Energy Index", "S&P 500® Ex-Financials & Real Estate Index", "S&P 500® Ex-Health Care Index", "S&P 500® Ex-Information Technology Index"and "Dow Jones Brookfield Global Infrastructure Composite Index" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Dividend Growth Index" is a trademark of Russell Investment Group. "MSCI EAFE Dividend Masters Index", "MSCI Europe Dividend Masters Index" and "MSCI Emerging Markets Dividend Masters Index" are service marks of MSCI. "Credit Suisse 130/30 Large Cap IndexTM" is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFITM" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model - Exchange Series", "Merrill Lynch Factor Model®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" is a trademark of Solactive AG, "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. "LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. "Deutsche Bank" and "DBIQ Short Duration Emerging Market Bond IndexSM" are service marks of Deutsche Bank AG. "Bloomberg®", "Bloomberg Commodity IndexSM" and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg"). "Morningstar® Diversified Alternatives IndexSM" is a product of Morningstar, Inc. "FTSE Developed Europe All Cap Index" is a trademark of the FTSE International Limited ("FTSE"). All have been licensed for use by ProShares. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2018 ProShare Advisors LLC. All rights reserved.   PSSSA1118

SEMIANNUAL REPORT

NOVEMBER 30, 2018

Geared

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SBM  Short Basic Materials

DOG  Short Dow30SM

SEF  Short Financials

YXI  Short FTSE China 50

SJB  Short High Yield

MYY  Short MidCap400

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

DDG  Short Oil & Gas

PSQ  Short QQQ

REK  Short Real Estate

RWM  Short Russell2000

SH  Short S&P500®

SBB  Short SmallCap600

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UYM  Ultra Basic Materials

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

DDM  Ultra Dow30SM

UYG  Ultra Financials

XPP  Ultra FTSE China 50

UPV  Ultra FTSE Europe

GDXX  Ultra Gold Miners

RXL  Ultra Health Care

UJB  Ultra High Yield

UXI  Ultra Industrials

MVV  Ultra MidCap400

UBR  Ultra MSCI Brazil Capped

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

EZJ  Ultra MSCI Japan

BIB  Ultra Nasdaq Biotechnology

DIG  Ultra Oil & Gas

QLD  Ultra QQQ

URE  Ultra Real Estate

UWM  Ultra Russell2000

SSO  Ultra S&P500®

USD  Ultra Semiconductors

SAA  Ultra SmallCap600

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

UDOW  UltraPro Dow30SM

FINU  UltraPro Financial Select Sector

UMDD  UltraPro MidCap400

UBIO  UltraPro Nasdaq Biotechnology

TQQQ  UltraPro QQQ

URTY  UltraPro Russell2000

UPRO  UltraPro S&P500®

TTT  UltraPro Short 20+ Year Treasury

SDOW  UltraPro Short Dow30SM

FINZ  UltraPro Short Financial Select Sector

SMDD  UltraPro Short MidCap400

ZBIO  UltraPro Short Nasdaq Biotechnology

SQQQ  UltraPro Short QQQ

SRTY  UltraPro Short Russell2000

SPXU  UltraPro Short S&P500®

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

SMN  UltraShort Basic Materials

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

DXD  UltraShort Dow30SM

SKF  UltraShort Financials

FXP  UltraShort FTSE China 50

EPV  UltraShort FTSE Europe

GDXS  UltraShort Gold Miners

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

MZZ  UltraShort MidCap400

BZQ  UltraShort MSCI Brazil Capped

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EWV  UltraShort MSCI Japan

BIS  UltraShort Nasdaq Biotechnology

DUG  UltraShort Oil & Gas

QID  UltraShort QQQ

SRS  UltraShort Real Estate

TWM  UltraShort Russell2000

SDS  UltraShort S&P500®

SSG  UltraShort Semiconductors

SDD  UltraShort SmallCap600

REW  UltraShort Technology

SDP  UltraShort Utilities

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (www.proshares.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as your brokerage firm).

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account that you invest in through your financial intermediary.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XLVI	Expense Examples
1	Schedule of Portfolio Investments
194	Statements of Assets and Liabilities
210	Statements of Operations
226	Statements of Changes in Net Assets
256	Financial Highlights
302	Notes to Financial Statements
336	Board Approval of Investment Advisory Agreement
339	Miscellaneous Information

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Semiannual Report for the six months ended November 30, 2018.

Mixed Period for Equities Marked by Significant Volatility

Despite looming concerns such as the ongoing trade war and contentious mid-term elections, U.S. equities had a strong third quarter start to the reporting period; in fact, it was one of the S&P 500®'s best in years. However, broad market selloffs and the return of significant volatility, including the year's second market correction in November, have erased many of the U.S. market's year-to-date gains. U.S. equities turned in mixed and not particularly strong results that favored large-cap stocks over mid- or small-cap stocks for the six-month period. The Dow® and the S&P 500® were up 5.8% and 3.0%, respectively. The S&P MidCap 400® , on the other hand, declined -2.7%, and the small-caps of the Russell 2000® Index fell -5.6%. Economic conditions were generally strong during the period with perhaps some slowing, according to the most recent data. Real GDP increased at an annual rate of 3.5% during the third quarter of 2018, which was down from 4.2% in the second calendar quarter. Analysts' preliminary expectations reflect continuing economic expansion for the fourth quarter 2018, but likely at a slower rate as a result of market conditions and fallout from ongoing trade disputes.

Six of the 10 sectors included in the Dow Jones U.S. Industry Indices gained during the six-month period. Health care, telecommunications and utilities were the top three sector performers, gaining 15.1%, 13.9% and 10.4%, respectively. Of the bottom three sectors, technology declined -3.0% for the period, basic materials dropped -8.1% and oil & gas fell -12.5%.

International equities suffered significant pressures during the period — tariffs, interest rates, Brexit — which led to general poor results in global markets. The MSCI EAFE Index, which tracks developed markets outside North America, fell -8.0%, while European-specific stocks returned an even cooler -8.4%, as measured by the MSCI Europe Index. Asian and emerging markets were down sharply for the period. The FTSE China 50 Index dropped -9.6%, and the MSCI Japan Index was off -7.1%. Emerging markets, which were up to close the Index's twelve-month reporting period in June, turned decisively down to fall -9.9% during this six-month period, according to the MSCI Emerging Markets Index. The U.S. dollar was strong, rising 3.2%, as measured by the Bloomberg Dollar Index Spot.

Bond Markets See Poor Returns Amid Rate Hikes

Presented with a mix of data, some slowing in GDP, mixed market conditions and trade concerns, the Federal Reserve hiked its Fed Funds overnight lending rate twice during the period, the second and third increases of the year, with a fourth expected in December. Bond market returns were weak overall in the rising rate environment. Corporate high yield credit returns eked out a gain of 0.8%, as measured by the Markit iBoxx $ Liquid High Yield Index. Meanwhile, its investment grade partner, the Markit iBoxx $ Liquid Investment Grade Index declined -1.8%. Long-dated Treasury returns were down -4.7%, according to the Ryan Labs Treasury 30 Year Index, and the Ryan Labs Treasury 10 Year Index fell -0.3%. The Barclays U.S. Aggregate Bond Index, representing the broad U.S. bond market, was also down -0.3%.

ProShares Adds Assets and Expands Fund Lineup

ProShares' assets under management rose during the six-month period, increasing by nearly three-quarters of a billion dollars to $28.3 billion. We also added two new thematic funds, ETFs designed to identify and invest in transformative trends driving changes in society, to the ProShares lineup. In July, we launched ONLN, the third fund in our Retail Disruption suite of ETFs. ONLN's investment strategy pinpoints retailers that principally sell online or through other non-store channels, such as mobile or app purchases. In November, ProShares launched PAWZ, the first ETF focused on the pet care industry. PAWZ invests in a range of companies that potentially stand to benefit from the proliferation of pet ownership, and the emerging trends affecting how we care for our pets.

Thank you for investing in ProShares. We appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by Intercontinental Exchange, Inc. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Futures Contracts	(2%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the ICE U.S. Treasury 20+ Year Bond Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by Intercontinental Exchange, Inc. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Futures Contracts	(2%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: III

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Basic MaterialsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	83.8%
Metals & Mining	15.4%
Oil, Gas & Consumable Fuels	0.4%
Paper & Forest Products	0.4%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones Industrial Average® Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(96%)
Futures Contracts	(4%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.6%
Information Technology	17.3%
Health Care	14.7%
Financials	14.4%
Consumer Discretionary	11.8%
Consumer Staples	8.7%
Energy	5.3%
Telecommunication Services	4.7%
Materials	1.5%

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. FinancialsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly, in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.2%
Diversified Financials	27.2%
Real Estate	19.4%
Insurance	13.5%
Software & Services	8.4%
Commercial & Professional Services	0.3%

IV :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short FTSE China 50 (Ticker: YXI)

ProShares Short FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of return of the FTSE China 50 Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	46.1%
Telecommunication Services	19.2%
Energy	11.6%
Real Estate	9.5%
Consumer Discretionary	5.6%
Industrials	5.1%
Materials	1.2%
Utilities	1.0%
Information Technology	0.7%

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Markit iBoxx $ Liquid High Yield Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by Markit Indices Limited. The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-investment grade using and average of Moody's Investors Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years or less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: V

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P MidCap 400® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that assesses criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(74%)
Futures Contracts	(26%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	16.4%
Industrials	15.3%
Information Technology	14.5%
Consumer Discretionary	11.9%
Health Care	10.2%
Real Estate	9.4%
Materials	6.6%
Utilities	5.2%
Energy	4.7%
Consumer Staples	3.5%
Telecommunication Services	2.3%

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the MSCI EAFE Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.8%
United Kingdom	17.3%
France	10.9%
Others	9.7%
Germany	8.9%
Switzerland	8.7%
Australia	6.8%
Hong Kong	3.7%
Netherlands	3.5%
Spain	3.0%
Sweden	2.7%

MSCI EAFE Index – Composition

% of Index
Financials	19.7%
Industrials	14.3%
Consumer Discretionary	12.0%
Health Care	11.7%
Consumer Staples	11.5%
Real Estate	7.6%
Materials	7.3%
Information Technology	6.6%
Energy	5.8%
Utilities	3.5%

VI :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the MSCI Emerging Markets Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	31.0%
Korea	13.9%
Taiwan	11.3%
Others	9.8%
India	9.2%
Brazil	7.5%
South Africa	6.2%
Russia	3.7%
Mexico	2.6%
Thailand	2.4%
Malaysia	2.4%

MSCI Emerging Markets
Index – Composition

% of Index
Information Technology	25.7%
Financials	24.6%
Consumer Discretionary	8.8%
Energy	8.2%
Real Estate	7.6%
Materials	7.5%
Consumer Staples	6.6%
Industrials	5.5%
Health Care	2.9%
Utilities	2.6%

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the oil and gas sector of the U.S. equity market. Component companies typically are engaged in the following activities related to the oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	88.3%
Energy Equipment & Services	10.9%
Electric Utilities	0.6%
Semiconductors & Semiconductor Equipment	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: VII

ProShares Short QQQ (Ticker: PSQ)

ProShares Short QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the NASDAQ-100 Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by the Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies that meet appropriate trading volumes, adjusted market capitalization and other eligibility criteria.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97%)
Futures Contracts	(3%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	42.5%
Telecommunication Services	22.3%
Consumer Discretionary	16.6%
Health Care	9.6%
Consumer Staples	6.5%
Industrials	2.2%
Utilities	0.3%

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.5%
Mortgage Real Estate Investment Trusts (REITs)	4.7%
Real Estate Management & Development	2.5%
Professional Services	1.3%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(90%)
Futures Contracts	(10%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	18.2%
Health Care	15.8%
Industrials	15.0%
Information Technology	14.0%
Consumer Discretionary	12.3%
Real Estate	7.2%
Energy	4.0%
Materials	3.8%
Utilities	3.6%
Telecommunication Services	3.3%
Consumer Staples	2.8%

VIII :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short S&P500® (Ticker: SH)

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P 500® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(86%)
Futures Contracts	(14%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	19.9%
Health Care	15.8%
Financials	13.7%
Consumer Discretionary	9.9%
Telecommunication Services	9.9%
Industrials	9.4%
Consumer Staples	7.4%
Energy	5.4%
Utilities	3.1%
Real Estate	2.9%
Materials	2.6%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P SmallCap 600® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	18.9%
Industrials	18.5%
Information Technology	14.6%
Consumer Discretionary	13.9%
Health Care	11.7%
Real Estate	6.4%
Materials	4.2%
Consumer Staples	3.6%
Energy	3.5%
Utilities	2.5%
Telecommunication Services	2.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: IX

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by Intercontinental Exchange, Inc. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	67%
Swap Agreements	131%
Futures Contracts	1%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the ICE U.S. Treasury 20+ Year Bond Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by Intercontinental Exchange, Inc. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	82%
Swap Agreements	115%
Futures Contracts	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

X :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. Basic MaterialsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements	105%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
DowDuPont, Inc.	20.7%
Linde plc	13.6%
Ecolab, Inc.	6.3%
Air Products & Chemicals, Inc.	5.5%
LyondellBasell Industries NV, Class A	4.6%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	83.8%
Metals & Mining	15.4%
Oil, Gas & Consumable Fuels	0.4%
Paper & Forest Products	0.4%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. Consumer GoodsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	120%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	9.0%
Coca-Cola Co. (The)	7.4%
PepsiCo, Inc.	6.6%
Philip Morris International, Inc.	5.1%
Altria Group, Inc.	4.0%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food, Beverage & Tobacco	47.8%
Household & Personal Products	20.1%
Consumer Durables & Apparel	15.0%
Automobiles & Components	10.2%
Media & Entertainment	3.6%
Capital Goods	1.3%
Retailing	1.0%
Food & Staples Retailing	0.5%
Diversified Financials	0.3%
Commercial & Professional Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XI

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. Consumer ServicesSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	13.5%
Home Depot, Inc. (The)	4.0%
Comcast Corp., Class A	3.5%
Walt Disney Co. (The)	3.3%
McDonald's Corp.	2.8%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	43.2%
Media & Entertainment	23.1%
Consumer Services	16.8%
Food & Staples Retailing	10.7%
Transportation	3.7%
Commercial & Professional Services	1.4%
Health Care Equipment & Services	0.9%
Capital Goods	0.1%
Software & Services	0.1%

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones Industrial Average® Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	40%
Swap Agreements	152%
Futures Contracts	8%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Boeing Co. (The)	3.7%
UnitedHealth Group, Inc.	3.0%
3M Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%
McDonald's Corp.	2.0%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	21.6%
Information Technology	17.3%
Health Care	14.7%
Financials	14.4%
Consumer Discretionary	11.8%
Consumer Staples	8.7%
Energy	5.3%
Telecommunication Services	4.7%
Materials	1.5%

XII :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. FinancialsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly, in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	6.7%
JPMorgan Chase & Co.	5.8%
Bank of America Corp.	4.1%
Visa, Inc., Class A	3.9%
Wells Fargo & Co.	3.7%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	31.2%
Diversified Financials	27.2%
Real Estate	19.4%
Insurance	13.5%
Software & Services	8.4%
Commercial & Professional Services	0.3%

ProShares Ultra FTSE China 50 (Ticker: XPP)

ProShares Ultra FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the FTSE China 50 Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	46.1%
Telecommunication Services	19.2%
Energy	11.6%
Real Estate	9.5%
Consumer Discretionary	5.6%
Industrials	5.1%
Materials	1.2%
Utilities	1.0%
Information Technology	0.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XIII

ProShares Ultra FTSE Europe (Ticker: UPV)

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the FTSE Developed Europe All Cap Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index is a free float-adjusted market cap weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the UK.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap
Index – Country

% of Index
United Kingdom	24.1%
France	15.4%
Switzerland	14.0%
Germany	13.6%
Others	8.0%
Netherlands	7.0%
Spain	4.8%
Sweden	4.6%
Italy	3.7%
Denmark	2.7%
Finland	2.1%

FTSE Developed Europe All Cap
Index – Composition

% of Index
Financials	19.0%
Industrials	14.0%
Health Care	13.0%
Consumer Staples	12.8%
Consumer Discretionary	9.3%
Energy	7.8%
Materials	7.4%
Telecommunication Services	5.3%
Information Technology	5.1%
Utilities	3.7%
Real Estate	2.6%

ProShares Ultra Gold Miners (Ticker: GDXX)

ProShares Ultra Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the NYSE Arca Gold Miners Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is a modified market-capitalization weighted index primarily composed of publicly traded companies involved in the mining for gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	127%
Exchange Traded Funds	73%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
VanEck Vectors Gold Miners ETF	72.3%

*The most recent annual and semi-annual reports can be found at www.vaneck.com

NYSE Arca Gold Miners
Index – Composition

% of Index
Materials	100.0%

XIV :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. Health CareSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.5%
Pfizer, Inc.	5.9%
UnitedHealth Group, Inc.	5.9%
Merck & Co., Inc.	4.6%
AbbVie, Inc.	3.1%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals	31.2%
Health Care Equipment & Supplies	21.9%
Health Care Providers & Services	21.8%
Biotechnology	18.5%
Life Sciences Tools & Services	6.5%
Health Care Technology	0.1%

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Markit iBoxx $ Liquid High Yield Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by Markit Indices Limited. The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-investment grade using an average of Moody's Investor Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years or less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	138%
Exchange Traded Funds	62%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF, 0.00%, due	62.0%

*The most recent annual and semi-annual reports can be found at www.ishares.com

Markit iBoxx $ Liquid High Yield
Index – Composition

% of Index
High Yield	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XV

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. IndustrialsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	120%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Boeing Co. (The)	4.5%
3M Co.	2.9%
Union Pacific Corp.	2.7%
Honeywell International, Inc.	2.6%
Accenture plc, Class A	2.5%

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	53.9%
Software & Services	16.5%
Transportation	13.3%
Commercial & Professional Services	5.4%
Materials	5.4%
Technology Hardware & Equipment	5.2%
Pharmaceuticals, Biotechnology & Life Sciences	0.3%

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P MidCap 400® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that assesses criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	119%
Futures Contracts	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Teleflex, Inc.	0.6%
Domino's Pizza, Inc.	0.5%
Atmos Energy Corp.	0.5%
IDEX Corp.	0.5%
STERIS plc	0.5%

S&P MidCap 400 – Composition

% of Index
Financials	16.4%
Industrials	15.3%
Information Technology	14.5%
Consumer Discretionary	11.9%
Health Care	10.2%
Real Estate	9.4%
Materials	6.6%
Utilities	5.2%
Energy	4.7%
Consumer Staples	3.5%
Telecommunication Services	2.3%

XVI :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Brazil Capped (Ticker: UBR)

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the MSCI Brazil 25/50 Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of the free float-adjusted, market capitalization of the region.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	36.9%
Materials	17.6%
Energy	12.4%
Consumer Staples	9.5%
Industrials	6.3%
Consumer Discretionary	5.9%
Utilities	5.4%
Real Estate	4.0%
Health Care	1.2%
Information Technology	0.8%

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the MSCI EAFE Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.8%
United Kingdom	17.3%
France	10.9%
Others	9.7%
Germany	8.9%
Switzerland	8.7%
Australia	6.8%
Hong Kong	3.7%
Netherlands	3.5%
Spain	3.0%
Sweden	2.7%

MSCI EAFE Index – Composition

% of Index
Financials	19.7%
Industrials	14.3%
Consumer Discretionary	12.0%
Health Care	11.7%
Consumer Staples	11.5%
Real Estate	7.6%
Materials	7.3%
Information Technology	6.6%
Energy	5.8%
Utilities	3.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XVII

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the MSCI Emerging Markets Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index — Country

% of Index
China	31.0%
Korea	13.9%
Taiwan	11.3%
Others	9.8%
India	9.2%
Brazil	7.5%
South Africa	6.2%
Russia	3.7%
Mexico	2.6%
Thailand	2.4%
Malaysia	2.4%

MSCI Emerging Markets
Index – Composition

% of Index
Information Technology	25.7%
Financials	24.6%
Consumer Discretionary	8.8%
Energy	8.2%
Real Estate	7.6%
Materials	7.5%
Consumer Staples	6.6%
Industrials	5.5%
Health Care	2.9%
Utilities	2.6%

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the MSCI Japan Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index adjusts the market capitalization of Index constituents for free float and targets for Index inclusion 85% of the free float-adjusted market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	21.1%
Consumer Discretionary	19.6%
Financials	12.1%
Information Technology	12.0%
Real Estate	9.4%
Consumer Staples	8.6%
Health Care	8.2%
Materials	5.8%
Utilities	2.0%
Energy	1.2%

XVIII :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the NASDAQ Biotechnology Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by The Nasdaq Group, Inc. (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	8.1%
Gilead Sciences, Inc.	7.4%
Biogen, Inc.	7.4%
Celgene Corp.	5.7%
Illumina, Inc.	5.6%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	79.8%
Pharmaceuticals	10.0%
Life Sciences Tools & Services	9.7%
Health Care Equipment & Supplies	0.5%

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the oil and gas sector of the U.S. equity market. Component companies typically are engaged in the following activities related to the oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	21.0%
Chevron Corp.	14.2%
ConocoPhillips	4.8%
Schlumberger Ltd.	3.9%
EOG Resources, Inc.	3.7%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil, Gas & Consumable Fuels	88.3%
Energy Equipment & Services	10.9%
Electric Utilities	0.6%
Semiconductors & Semiconductor Equipment	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XIX

ProShares Ultra QQQ (Ticker: QLD)

ProShares Ultra QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the NASDAQ-100 Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by the Nasdaq, Inc. The Index includes 100 of the largest non-financial domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies that meet appropriate trading volumes, adjusted market capitalization and other eligibility criteria.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	110%
Futures Contracts	10%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.6%
Microsoft Corp.	8.5%
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class C	3.8%
Facebook, Inc., Class A	3.4%

NASDAQ-100 Index – Composition

% of Index
Information Technology	42.5%
Telecommunication Services	22.3%
Consumer Discretionary	16.6%
Health Care	9.6%
Consumer Staples	6.5%
Industrials	2.2%
Utilities	0.3%

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITS"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	5.2%
Simon Property Group, Inc.	4.1%
Crown Castle International Corp.	3.4%
Prologis, Inc.	3.1%
Public Storage	2.3%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.5%
Mortgage Real Estate Investment Trusts (REITs)	4.7%
Real Estate Management & Development	2.5%
Professional Services	1.3%

XX :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	110%
Futures Contracts	7%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Etsy, Inc.	0.3%
Integrated Device Technology, Inc.	0.3%
Five Below, Inc.	0.2%
Haemonetics Corp.	0.2%
Primerica, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	18.2%
Health Care	15.8%
Industrials	15.0%
Information Technology	14.0%
Consumer Discretionary	12.3%
Real Estate	7.2%
Energy	4.0%
Materials	3.8%
Utilities	3.6%
Telecommunication Services	3.3%
Consumer Staples	2.8%

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P 500® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	123%
Futures Contracts	8%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.3%
Johnson & Johnson	1.2%

S&P 500 – Composition

% of Index
Information Technology	19.9%
Health Care	15.8%
Financials	13.7%
Consumer Discretionary	9.9%
Telecommunication Services	9.9%
Industrials	9.4%
Consumer Staples	7.4%
Energy	5.4%
Utilities	3.1%
Real Estate	2.9%
Materials	2.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XXI

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. SemiconductorsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	18.2%
Broadcom, Inc.	8.2%
NVIDIA Corp.	8.0%
Texas Instruments, Inc.	7.8%
QUALCOMM, Inc.	5.7%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	99.7%
Technology Hardware & Equipment	0.3%

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P SmallCap 600® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	132%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
First Financial Bankshares, Inc.	0.4%
Ingevity Corp.	0.4%
Spire, Inc.	0.4%
Glacier Bancorp, Inc.	0.4%
First Cash, Inc.	0.4%

S&P SmallCap 600 – Composition

% of Index
Financials	18.9%
Industrials	18.5%
Information Technology	14.6%
Consumer Discretionary	13.9%
Health Care	11.7%
Real Estate	6.4%
Materials	4.2%
Consumer Staples	3.6%
Energy	3.5%
Utilities	2.5%
Telecommunication Services	2.2%

XXII :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. TechnologySM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	107%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	14.8%
Apple, Inc.	14.2%
Facebook, Inc., Class A	5.9%
Alphabet, Inc., Class C	5.9%
Alphabet, Inc., Class A	5.8%

Dow Jones U.S. Technology
Index – Composition

% of Index
Software & Services	36.7%
Technology Hardware & Equipment	23.9%
Media & Entertainment	19.9%
Semiconductors & Semiconductor Equipment	17.3%
Health Care Equipment & Services	0.8%
Retailing	0.8%
Telecommunication Services	0.4%
Consumer Durables & Apparel	0.2%

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	12.3%
Cisco Systems, Inc.	11.1%
AT&T, Inc.	10.9%
Motorola Solutions, Inc.	2.9%
T-Mobile US, Inc.	2.9%

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Communications Equipment	47.3%
Diversified Telecommunication Services	41.7%
Wireless Telecommunication Services	8.8%
Household Durables	2.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XXIII

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones U.S. UtilitiesSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	6.8%
Duke Energy Corp.	5.0%
Dominion Energy, Inc.	3.9%
Southern Co. (The)	3.8%
Exelon Corp.	3.6%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electric Utilities	57.0%
Multi-Utilities	31.1%
Gas Utilities	5.4%
Independent Power and Renewable Electricity Producers	3.7%
Water Utilities	2.8%

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the return of the Dow Jones Industrial Average® Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	234%
Futures Contracts	11%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Boeing Co. (The)	5.0%
UnitedHealth Group, Inc.	4.1%
3M Co.	3.0%
Goldman Sachs Group, Inc. (The)	2.8%
McDonald's Corp.	2.7%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	21.6%
Information Technology	17.3%
Health Care	14.7%
Financials	14.4%
Consumer Discretionary	11.8%
Consumer Staples	8.7%
Energy	5.3%
Telecommunication Services	4.7%
Materials	1.5%

XXIV :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Financial Select Sector (Ticker: FINU)

ProShares UltraPro Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the return of the S&P Financial Select Sector Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the financial industry group of the S&P 500 Index ("S&P 500"). The Index is one of eleven (11) of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by the Global Industry Classification Standard which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The financial sector also includes real estate companies and real estate investment trusts ("REITs").

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	219%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	10.8%
JPMorgan Chase & Co.	9.5%
Bank of America Corp.	6.7%
Wells Fargo & Co.	6.0%
Citigroup, Inc.	4.2%

S&P Financial Select Sector
Index – Composition

% of Index
Banks	44.0%
Capital Markets	20.2%
Insurance	17.1%
Diversified Financial Services	13.5%
Consumer Finance	5.2%

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the return of the S&P MidCap 400® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	216%
Futures Contracts	7%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Teleflex, Inc.	0.6%
Domino's Pizza, Inc.	0.5%
Atmos Energy Corp.	0.5%
IDEX Corp.	0.5%
STERIS plc	0.5%

S&P MidCap 400 – Composition

% of Index
Financials	16.4%
Industrials	15.3%
Information Technology	14.5%
Consumer Discretionary	11.9%
Health Care	10.2%
Real Estate	9.4%
Materials	6.6%
Utilities	5.2%
Energy	4.7%
Consumer Staples	3.5%
Telecommunication Services	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XXV

ProShares UltraPro Nasdaq Biotechnology (Ticker: UBIO)

ProShares UltraPro Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the return of the NASDAQ Biotechnology Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by The Nasdaq Group, Inc. (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of the Nasdaq Stock Market listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	223%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	7.1%
Gilead Sciences, Inc.	6.5%
Biogen, Inc.	6.5%
Celgene Corp.	5.0%
Illumina, Inc.	4.9%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	79.8%
Pharmaceuticals	10.0%
Life Sciences Tools & Services	9.7%
Health Care Equipment & Supplies	0.5%

ProShares UltraPro QQQ (Ticker: TQQQ)

ProShares UltraPro QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the return of the NASDAQ-100 Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by the Nasdaq, Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies that meet appropriate trading volumes, adjusted market capitalization and other eligibility criteria.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	226%
Futures Contracts	4%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.6%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Alphabet, Inc., Class C	3.4%
Facebook, Inc., Class A	3.0%

NASDAQ-100 Index – Composition

% of Index
Information Technology	42.5%
Telecommunication Services	22.3%
Consumer Discretionary	16.6%
Health Care	9.6%
Consumer Staples	6.5%
Industrials	2.2%
Utilities	0.3%

XXVI :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	222%
Futures Contracts	12%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Etsy, Inc.	0.2%
Integrated Device Technology, Inc.	0.2%
Five Below, Inc.	0.2%
Haemonetics Corp.	0.2%
Primerica, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	18.2%
Health Care	15.8%
Industrials	15.0%
Information Technology	14.0%
Consumer Discretionary	12.3%
Real Estate	7.2%
Energy	4.0%
Materials	3.8%
Utilities	3.6%
Telecommunication Services	3.3%
Consumer Staples	2.8%

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the return of the S&P 500® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	223%
Futures Contracts	11%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	2.4%
Apple, Inc.	2.3%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.2%
Johnson & Johnson	1.1%

S&P 500 – Composition

% of Index
Information Technology	19.9%
Health Care	15.8%
Financials	13.7%
Consumer Discretionary	9.9%
Telecommunication Services	9.9%
Industrials	9.4%
Consumer Staples	7.4%
Energy	5.4%
Utilities	3.1%
Real Estate	2.9%
Materials	2.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XXVII

ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the return of the ICE U.S. Treasury 20+ Year Bond Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by Intercontinental Exchange, Inc. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299%)
Futures Contracts	(2%)
Total Exposure	(301%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the return of the Dow Jones Industrial Average® Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(297%)
Futures Contracts	(3%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.6%
Information Technology	17.3%
Health Care	14.7%
Financials	14.4%
Consumer Discretionary	11.8%
Consumer Staples	8.7%
Energy	5.3%
Telecommunication Services	4.7%
Materials	1.5%

XXVIII :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Financial Select Sector (Ticker: FINZ)

ProShares UltraPro Short Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the return of the S&P Financial Select Sector Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the financial industry of the S&P Index ("S&P500"). The Index is one of eleven of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by the Global Industry Classification Standard which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The financial sector also includes real estate companies and real estate investment trusts ("REITs").

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Financial Select Sector Index – Composition

% of Index
Banks	44.0%
Capital Markets	20.2%
Insurance	17.1%
Diversified Financial Services	13.5%
Consumer Finance	5.2%

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the return of the S&P MidCap 400® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(282%)
Futures Contracts	(18%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	16.4%
Industrials	15.3%
Information Technology	14.5%
Consumer Discretionary	11.9%
Health Care	10.2%
Real Estate	9.4%
Materials	6.6%
Utilities	5.2%
Energy	4.7%
Consumer Staples	3.5%
Telecommunication Services	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XXIX

ProShares UltraPro Short Nasdaq Biotechnology (Ticker: ZBIO)

ProShares UltraPro Short Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the return of the NASDAQ Biotechnology Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by The Nasdaq Group, Inc. (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of The Nasdaq Stock Market listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	79.8%
Pharmaceuticals	10.0%
Life Sciences Tools & Services	9.7%
Health Care Equipment & Supplies	0.5%

ProShares UltraPro Short QQQ (Ticker: SQQQ)

ProShares UltraPro Short QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the return of the NASDAQ-100 Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by the Nasdaq, Inc. The Index includes 100 of the largest non-financial domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies that meet appropriate trading volumes, adjusted market capitalization and other eligibility criteria.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(284%)
Futures Contracts	(16%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	42.5%
Telecommunication Services	22.3%
Consumer Discretionary	16.6%
Health Care	9.6%
Consumer Staples	6.5%
Industrials	2.2%
Utilities	0.3%

XXX :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(297%)
Futures Contracts	(3%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	18.2%
Health Care	15.8%
Industrials	15.0%
Information Technology	14.0%
Consumer Discretionary	12.3%
Real Estate	7.2%
Energy	4.0%
Materials	3.8%
Utilities	3.6%
Telecommunication Services	3.3%
Consumer Staples	2.8%

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the return of the S&P 500® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(285%)
Futures Contracts	(15%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	19.9%
Health Care	15.8%
Financials	13.7%
Consumer Discretionary	9.9%
Telecommunication Services	9.9%
Industrials	9.4%
Consumer Staples	7.4%
Energy	5.4%
Utilities	3.1%
Real Estate	2.9%
Materials	2.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XXXI

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by Intercontinental Exchange, Inc. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(197%)
Futures Contracts	(4%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the ICE U.S. Treasury 20+ Year Bond Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by Intercontinental Exchange, Inc. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Futures Contracts	(2%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

XXXII :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones U.S. Basic MaterialsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	83.8%
Metals & Mining	15.4%
Oil, Gas & Consumable Fuels	0.4%
Paper & Forest Products	0.4%

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones U.S. Consumer GoodsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food, Beverage & Tobacco	47.8%
Household & Personal Products	20.1%
Consumer Durables & Apparel	15.0%
Automobiles & Components	10.2%
Media & Entertainment	3.6%
Capital Goods	1.3%
Retailing	1.0%
Food & Staples Retailing	0.5%
Diversified Financials	0.3%
Commercial & Professional Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XXXIII

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones U.S. Consumer ServicesSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	43.2%
Media & Entertainment	23.1%
Consumer Services	16.8%
Food & Staples Retailing	10.7%
Transportation	3.7%
Commercial & Professional Services	1.4%
Health Care Equipment & Services	0.9%
Capital Goods	0.1%
Software & Services	0.1%

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones Industrial Average® Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(193%)
Futures Contracts	(7%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.6%
Information Technology	17.3%
Health Care	14.7%
Financials	14.4%
Consumer Discretionary	11.8%
Consumer Staples	8.7%
Energy	5.3%
Telecommunication Services	4.7%
Materials	1.5%
XXXIV :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones U.S. FinancialsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly, in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.2%
Diversified Financials	27.2%
Real Estate	19.4%
Insurance	13.5%
Software & Services	8.4%
Commercial & Professional Services	0.3%

ProShares UltraShort FTSE China 50 (Ticker: FXP)

ProShares UltraShort FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the FTSE China 50 Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	46.1%
Telecommunication Services	19.2%
Energy	11.6%
Real Estate	9.5%
Consumer Discretionary	5.6%
Industrials	5.1%
Materials	1.2%
Utilities	1.0%
Information Technology	0.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XXXV

ProShares UltraShort FTSE Europe (Ticker: EPV)

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the FTSE Developed Europe All Cap Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index is a free float-adjusted market cap weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the United Kingdom.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap
Index – Country

% of Index
United Kingdom	24.1%
France	15.4%
Switzerland	14.0%
Germany	13.6%
Others	8.0%
Netherlands	7.0%
Spain	4.8%
Sweden	4.6%
Italy	3.7%
Denmark	2.7%
Finland	2.1%

FTSE Developed Europe All Cap
Index – Composition

% of Index
Financials	19.0%
Industrials	14.0%
Health Care	13.0%
Consumer Staples	12.8%
Consumer Discretionary	9.3%
Energy	7.8%
Materials	7.4%
Telecommunication Services	5.3%
Information Technology	5.1%
Utilities	3.7%
Real Estate	2.6%

ProShares UltraShort Gold Miners (Ticker: GDXS)

ProShares UltraShort Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the NYSE Arca Gold Miners Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is a modified market-capitalization weighted index primarily composed of publicly traded companies involved in the mining for gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NYSE Arca Gold Miners Index – Composition

% of Index
Materials	100%

XXXVI :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones U.S. Health CareSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	31.2%
Health Care Equipment & Supplies	21.9%
Health Care Providers & Services	21.8%
Biotechnology	18.5%
Life Sciences Tools & Services	6.5%
Health Care Technology	0.1%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones U.S. IndustrialsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	53.9%
Software & Services	16.5%
Transportation	13.3%
Commercial & Professional Services	5.4%
Materials	5.4%
Technology Hardware & Equipment	5.2%
Pharmaceuticals, Biotechnology & Life Sciences	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XXXVII

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P MidCap 400® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that assesses criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(185%)
Futures Contracts	(15%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	16.4%
Industrials	15.3%
Information Technology	14.5%
Consumer Discretionary	11.9%
Health Care	10.2%
Real Estate	9.4%
Materials	6.6%
Utilities	5.2%
Energy	4.7%
Consumer Staples	3.5%
Telecommunication Services	2.3%

ProShares UltraShort MSCI Brazil Capped (Ticker: BZQ)

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the MSCI Brazil 25/50 Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	36.9%
Materials	17.6%
Energy	12.4%
Consumer Staples	9.5%
Industrials	6.3%
Consumer Discretionary	5.9%
Utilities	5.4%
Real Estate	4.0%
Health Care	1.2%
Information Technology	0.8%

XXXVIII :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the MSCI EAFE Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.8%
United Kingdom	17.3%
France	10.9%
Others	9.7%
Germany	8.9%
Switzerland	8.7%
Australia	6.8%
Hong Kong	3.7%
Netherlands	3.5%
Spain	3.0%
Sweden	2.7%

MSCI EAFE Index – Composition

% of Index
Financials	19.7%
Industrials	14.3%
Consumer Discretionary	12.0%
Health Care	11.7%
Consumer Staples	11.5%
Real Estate	7.6%
Materials	7.3%
Information Technology	6.6%
Energy	5.8%
Utilities	3.5%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the MSCI Emerging Markets Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	31.0%
Korea	13.9%
Taiwan	11.3%
Others	9.8%
India	9.2%
Brazil	7.5%
South Africa	6.2%
Russia	3.7%
Mexico	2.6%
Thailand	2.4%
Malaysia	2.4%

MSCI Emerging Markets
Index – Composition

% of Index
Information Technology	25.7%
Financials	24.6%
Consumer Discretionary	8.8%
Energy	8.2%
Real Estate	7.6%
Materials	7.5%
Consumer Staples	6.6%
Industrials	5.5%
Health Care	2.9%
Utilities	2.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XXXIX

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the MSCI Japan Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index adjusts the market capitalization of Index constituents for free float and targets for Index inclusion 85% of the free float-adjusted market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	21.1%
Consumer Discretionary	19.6%
Financials	12.1%
Information Technology	12.0%
Real Estate	9.4%
Consumer Staples	8.6%
Health Care	8.2%
Materials	5.8%
Utilities	2.0%
Energy	1.2%

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the NASDAQ Biotechnology Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by The Nasdaq Group, Inc (the"Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	79.8%
Pharmaceuticals	10.0%
Life Sciences Tools & Services	9.7%
Health Care Equipment & Supplies	0.5%

XL :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the oil and gas sector of the U.S. equity market. Component companies typically are engaged in the following activities related to the oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	88.3%
Energy Equipment & Services	10.9%
Electric Utilities	0.6%
Semiconductors & Semiconductor Equipment	0.2%

ProShares UltraShort QQQ (Ticker: QID)

ProShares UltraShort QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the NASDAQ-100 Index® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by the Nasdaq, Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies that meet appropriate trading volumes, adjusted market capitalization and other eligibility criteria.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(196%)
Futures Contracts	(4%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	42.5%
Telecommunication Services	22.3%
Consumer Discretionary	16.6%
Health Care	9.6%
Consumer Staples	6.5%
Industrials	2.2%
Utilities	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XLI

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.5%
Mortgage Real Estate Investment Trusts (REITs)	4.7%
Real Estate Management & Development	2.5%
Professional Services	1.3%

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(192%)
Futures Contracts	(8%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	18.2%
Health Care	15.8%
Industrials	15.0%
Information Technology	14.0%
Consumer Discretionary	12.3%
Real Estate	7.2%
Energy	4.0%
Materials	3.8%
Utilities	3.6%
Telecommunication Services	3.3%
Consumer Staples	2.8%

XLII :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P 500® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(189%)
Futures Contracts	(11%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	19.9%
Health Care	15.8%
Financials	13.7%
Consumer Discretionary	9.9%
Telecommunication Services	9.9%
Industrials	9.4%
Consumer Staples	7.4%
Energy	5.4%
Utilities	3.1%
Real Estate	2.9%
Materials	2.6%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones U.S. SemiconductorsSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	99.7%
Technology Hardware & Equipment	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XLIII

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P SmallCap 600® (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	18.9%
Industrials	18.5%
Information Technology	14.6%
Consumer Discretionary	13.9%
Health Care	11.7%
Real Estate	6.4%
Materials	4.2%
Consumer Staples	3.6%
Energy	3.5%
Utilities	2.5%
Telecommunication Services	2.2%

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones U.S. TechnologySM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	36.7%
Technology Hardware & Equipment	23.9%
Media & Entertainment	19.9%
Semiconductors & Semiconductor Equipment	17.3%
Retailing	0.8%
Health Care Equipment & Services	0.8%
Telecommunication Services	0.4%
Consumer Durables & Apparel	0.2%

XLIV :: NOVEMBER 30, 2018 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones U.S. UtilitiesSM Index (the "Index") for a single day, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/18

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	57.0%
Multi-Utilities	31.1%
Gas Utilities	5.3%
Independent Power and Renewable Electricity Producers	3.8%
Water Utilities	2.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2018 (UNAUDITED) :: XLV

EXPENSE EXAMPLES

XLVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2018.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2018.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short 7-10 Year Treasury
Actual	$1,000.00	$1,010.70	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$1,054.60	$4.69	0.91%
Hypothetical	$1,000.00	$1,020.51	$4.61	0.91%
Short Basic Materials
Actual	$1,000.00	$1,087.20	$4.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Dow30SM
Actual	$1,000.00	$951.70	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials
Actual	$1,000.00	$990.00	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short FTSE China 50
Actual	$1,000.00	$1,069.50	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short High Yield
Actual	$1,000.00	$997.60	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MidCap400
Actual	$1,000.00	$1,034.10	$4.84	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLVII

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short MSCI EAFE
Actual	$1,000.00	$1,089.00	$4.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$1,089.50	$4.98	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Oil & Gas
Actual	$1,000.00	$1,133.70	$5.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short QQQ
Actual	$1,000.00	$992.50	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Real Estate
Actual	$1,000.00	$943.20	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Russell2000
Actual	$1,000.00	$1,060.30	$4.91	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short S&P500®
Actual	$1,000.00	$978.90	$4.42	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
Short SmallCap600
Actual	$1,000.00	$1,038.40	$4.85	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$988.50	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$901.60	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$815.10	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,069.40	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,103.50	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,085.10	$4.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Financials
Actual	$1,000.00	$1,003.60	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE China 50
Actual	$1,000.00	$793.70	$4.27	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE Europe
Actual	$1,000.00	$798.70	$4.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Gold Miners
Actual	$1,000.00	$692.30	$4.03	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Health Care
Actual	$1,000.00	$1,286.90	$5.45	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra High Yield
Actual	$1,000.00	$1,001.00	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Industrials
Actual	$1,000.00	$946.10	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$921.50	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$1,167.50	$5.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$823.40	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$785.40	$4.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$843.80	$4.39	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$975.60	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$734.10	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLIX

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ
Actual	$1,000.00	$964.30	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,106.50	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$866.60	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,030.00	$4.53	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
Ultra Semiconductors
Actual	$1,000.00	$709.20	$4.07	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra SmallCap600
Actual	$1,000.00	$898.70	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$901.80	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,136.10	$5.09	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$1,184.00	$5.20	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$1,112.90	$5.03	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Financial Select Sector
Actual	$1,000.00	$936.00	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro MidCap400
Actual	$1,000.00	$868.90	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Nasdaq Biotechnology
Actual	$1,000.00	$922.50	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro QQQ
Actual	$1,000.00	$912.50	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

L :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Russell2000
Actual	$1,000.00	$787.30	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,027.50	$4.63	0.91%
Hypothetical	$1,000.00	$1,020.51	$4.61	0.91%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$1,147.10	$5.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$829.60	$4.36	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Financial Select Sector
Actual	$1,000.00	$949.00	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$1,066.90	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Nasdaq Biotechnology
Actual	$1,000.00	$854.60	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short QQQ
Actual	$1,000.00	$909.40	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$1,128.80	$5.07	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$900.70	$4.34	0.91%
Hypothetical	$1,000.00	$1,020.51	$4.61	0.91%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$1,016.40	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$1,102.80	$4.69	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
UltraShort Basic Materials
Actual	$1,000.00	$1,149.80	$5.12	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$916.40	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LI

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Consumer Services
Actual	$1,000.00	$856.30	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$892.40	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$965.50	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE China 50
Actual	$1,000.00	$1,107.10	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$1,191.20	$5.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Gold Miners
Actual	$1,000.00	$1,270.00	$5.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Health Care
Actual	$1,000.00	$749.20	$4.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Industrials
Actual	$1,000.00	$1,007.90	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400
Actual	$1,000.00	$1,055.30	$4.89	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$638.50	$3.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$1,170.10	$5.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$1,153.40	$5.13	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$1,133.10	$5.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$930.60	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

LII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Oil & Gas
Actual	$1,000.00	$1,256.10	$5.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort QQQ
Actual	$1,000.00	$959.30	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$879.10	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$1,099.60	$5.00	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort S&P500®
Actual	$1,000.00	$943.70	$4.39	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort Semiconductors
Actual	$1,000.00	$1,234.30	$5.32	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$1,062.50	$4.91	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$1,009.20	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Utilities
Actual	$1,000.00	$816.40	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LIII

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SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: 1

Investments	Principal Amount	Value
Short-Term Investments — 93.7%
Repurchase Agreements (a) — 29.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $12,128,768 (Cost $12,126,487)	$12,126,487	$12,126,487
U.S. Treasury Obligations — 64.6%
U.S. Treasury Bills
2.21%, 1/10/2019 (b)	20,000,000	19,953,001
2.28%, 1/24/2019 (b)	7,000,000	6,977,023
Total U.S. Treasury Obligations (Cost $26,927,165)		26,930,024
Total Short-Term Investments (Cost $39,053,652)		39,056,511
Total Investments — 93.7% (Cost $39,053,652)		39,056,511
Other assets less liabilities — 6.3%		2,629,303
Net Assets — 100.0%		$41,685,814

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,513,623
Aggregate gross unrealized depreciation	(2,875)
Net unrealized appreciation	$1,510,748
Federal income tax cost	$39,053,652

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency		Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	8	3/20/2019	USD	$	955,625	$(2,875)

Swap Agreements1

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(16,850,418)	12/6/2018	Bank of America NA	(1.88)%	ICE U.S. Treasury 7-10 Year Bond Index	661,621	(661,621)	—	—
(24,141,108)	2/6/2019	Citibank NA	(2.02)%	ICE U.S. Treasury 7-10 Year Bond Index	849,143	(849,143)	—	—
(40,991,526)					1,510,764
				Total Unrealized Appreciation	1,510,764

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

2 :: TBX SHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT 7-10 YEAR TREASURY TBX :: 3

Investments	Principal Amount	Value
Short-Term Investments — 98.6%
Repurchase Agreements (a) — 11.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $57,941,280 (Cost $57,930,377)	$57,930,377	$57,930,377
U.S. Treasury Obligations (b) — 87.3%
U.S. Treasury Bills
2.10%, 12/6/2018 (c)	48,000,000	47,991,530
2.12%, 12/13/2018 (c)	44,000,000	43,973,784
2.08%, 12/20/2018 (c)	19,000,000	18,980,743
2.11%, 12/27/2018 (c)	19,000,000	18,972,133
2.17%, 1/3/2019 (c)	50,000,000	49,903,825
2.19%, 1/10/2019 (c)	50,000,000	49,882,504
2.24%, 1/17/2019 (c)	61,000,000	60,826,817
2.26%, 1/24/2019 (c)	56,000,000	55,816,180
2.18%, 1/31/2019 (c)	14,000,000	13,947,629
2.18%, 2/7/2019 (c)	10,000,000	9,957,925
2.19%, 2/14/2019 (c)	10,000,000	9,953,057
1.26%, 2/21/2019 (c)	16,000,000	15,917,511
2.24%, 2/28/2019 (c)	14,000,000	13,921,760
2.32%, 3/7/2019 (c)	8,000,000	7,951,459
2.32%, 3/14/2019 (c)	8,000,000	7,947,845
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.33%, 3/21/2019 (c)	$8,000,000	$7,943,930
2.34%, 3/28/2019 (c)	14,000,000	13,894,456
Total U.S. Treasury Obligations (Cost $447,760,867)		447,783,088
Total Short-Term Investments (Cost $505,691,244)		505,713,465
Total Investments — 98.6% (Cost $505,691,244)		505,713,465
Other assets less liabilities — 1.4%		7,152,692
Net Assets — 100.0%		$512,866,157

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,868,935.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,712,722
Aggregate gross unrealized depreciation	(59,575)
Net unrealized appreciation	$24,653,147
Federal income tax cost	$505,691,244

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	82	3/20/2019	USD	$11,472,313	$(52,336)

See accompanying notes to the financial statements.

4 :: TBF SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(189,386,878)	2/6/2019	Citibank NA	(1.97)%	ICE U.S. Treasury 20+ Year Bond Index	12,912,582	(12,912,582)	—	—
(50,393,975)	11/6/2020	Goldman Sachs International	(1.97)%	ICE U.S. Treasury 20+ Year Bond Index	1,042,297	(1,042,297)	—	—
(2,403,840)	6/6/2019	Morgan Stanley & Co. International plc	(2.02)%	ICE U.S. Treasury 20+ Year Bond Index	5,318,117	(5,318,117)	—	—
(262,838,957)	3/6/2019	Societe Generale	(2.00)%	ICE U.S. Treasury 20+ Year Bond Index	5,410,266	(5,410,266)	—	—
(505,023,650)					24,683,262
				Total Unrealized Appreciation	24,683,262

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT 20+ YEAR TREASURY TBF :: 5

Investments	Principal Amount	Value
Short-Term Investments — 63.2%
Repurchase Agreements (a) — 63.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $612,002 (Cost $611,886)	$611,886	$611,886
Total Investments — 63.2% (Cost $611,886)		611,886
Other assets less liabilities — 36.8%		356,223
Net Assets — 100.0%		$968,109

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,814
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$104,814
Federal income tax cost	$611,886

Swap Agreements1

Short Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(276,207)	11/6/2019	Bank of America NA	(2.17)%	Dow Jones U.S. Basic MaterialsSM Index	16,561	—	—	16,561
(612,309)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. Basic MaterialsSM Index	44,545	—	—	44,545
(9,862)	11/13/2019	Morgan Stanley & Co. International plc	(2.42)%	Dow Jones U.S. Basic MaterialsSM Index	14,662	—	—	14,662
(1,192)	11/6/2019	Societe Generale	(2.07)%	Dow Jones U.S. Basic MaterialsSM Index	11,333	—	—	11,333
(67,395)	11/6/2019	UBS AG	(2.07)%	Dow Jones U.S. Basic MaterialsSM Index	17,713	—	—	17,713
(966,965)					104,814
				Total Unrealized Appreciation	104,814

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

6 :: SBM SHORT BASIC MATERIALS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 106.0%
Repurchase Agreements (a) — 11.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $26,290,461 (Cost $26,285,514)	$26,285,514	$26,285,514
U.S. Treasury Obligations (b) — 94.1%
U.S. Treasury Bills
2.07%, 12/6/2018 (c)	9,000,000	8,998,418
2.13%, 12/13/2018 (c)	32,000,000	31,980,911
2.08%, 12/20/2018 (c)	7,000,000	6,992,905
2.11%, 12/27/2018 (c)	7,000,000	6,989,728
2.19%, 1/3/2019 (c)	25,000,000	24,951,939
2.20%, 1/10/2019 (c)	54,000,000	53,872,890
2.14%, 1/17/2019 (c)	4,000,000	3,988,638
2.27%, 1/24/2019 (c)	36,000,000	35,882,090
2.18%, 1/31/2019 (c)	5,000,000	4,981,255
2.18%, 2/7/2019 (c)	4,000,000	3,983,170
2.19%, 2/14/2019 (c)	4,000,000	3,981,243
2.24%, 2/21/2019 (c)	3,000,000	2,984,558
2.24%, 2/28/2019 (c)	5,000,000	4,972,133
2.32%, 3/7/2019 (c)	3,000,000	2,981,612
2.32%, 3/14/2019 (c)	3,000,000	2,980,473
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.33%, 3/21/2019 (c)	$3,000,000	$2,978,985
2.34%, 3/28/2019 (c)	5,000,000	4,962,346
Total U.S. Treasury Obligations (Cost $208,449,803)		208,463,294
Total Short-Term Investments (Cost $234,735,317)		234,748,808
Total Investments — 106.0% (Cost $234,735,317)		234,748,808
Liabilities in excess of other assets — (6.0%)		(13,233,623)
Net Assets — 100.0%		$221,515,185

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $25,579,755.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,580
Aggregate gross unrealized depreciation	(10,901,647)
Net unrealized depreciation	$(10,834,067)
Federal income tax cost	$234,735,317

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	63	12/21/2018	USD	$8,041,635	$45,896

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT DOW30SM DOG :: 7

Swap Agreements1

Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(10,616,134)	11/6/2020	Bank of America NA	(2.43)%	Dow Jones Industrial AverageSM	(113,543)	—	113,543	—
(1,021,538)	11/6/2019	BNP Paribas SA	(2.57)%	Dow Jones Industrial AverageSM	(39,773)	—	—	(39,773)
(42,047,210)	11/6/2020	Citibank NA	(2.54)%	Dow Jones Industrial AverageSM	(196,760)	31,760	165,000	—
(33,476,886)	11/6/2019	Credit Suisse International	(2.62)%	Dow Jones Industrial AverageSM	(6,582,253)	6,582,253	—	—
(20,048,560)	11/6/2019	Deutsche Bank AG	(2.62)%	Dow Jones Industrial AverageSM	(1,173,084)	1,173,084	—	—
(89,295,557)	11/6/2019	Goldman Sachs International	(2.42)%	Dow Jones Industrial AverageSM	(523,272)	523,272	—	—
(13,442,909)	11/6/2019	Societe Generale	(2.82)%	Dow Jones Industrial AverageSM	(2,270,032)	1,822,474	2	(447,556)
(3,419,651)	11/6/2020	UBS AG	(2.52)%	Dow Jones Industrial AverageSM	5,263	—	—	5,263
(213,368,445)					(10,893,454)
				Total Unrealized Appreciation	5,263
				Total Unrealized Depreciation	(10,898,717)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

8 :: DOG SHORT DOW30SM :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 91.7%
Repurchase Agreements (a) — 91.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $22,557,124 (Cost $22,552,879)	$22,552,879	$22,552,879
Total Investments — 91.7% (Cost $22,552,879)		22,552,879
Other assets less liabilities — 8.3%		2,037,658
Net Assets — 100.0%		$24,590,537

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,123,198)
Net unrealized depreciation	$(1,123,198)
Federal income tax cost	$22,552,879

Swap Agreements1

Short Financials had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(3,172,143)	11/6/2019	Bank of America NA	(2.42)%	Dow Jones U.S. FinancialsSM Index[6]	(126,005)	—	90,000	(36,005)
(3,453,468)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. FinancialsSM Index[6]	(182,155)	—	182,155	—
(3,707,629)	11/6/2019	Goldman Sachs International	(2.47)%	Dow Jones U.S. FinancialsSM Index[6]	(179,416)	—	179,416	—
(1,990,657)	11/13/2019	Morgan Stanley & Co. International plc	(2.42)%	Dow Jones U.S. FinancialsSM Index[6]	(72,563)	—	6,000	(66,563)
(3,303,657)	11/6/2019	Societe Generale	(2.42)%	Dow Jones U.S. FinancialsSM Index[6]	(118,157)	—	51,000	(67,157)
(8,959,421)	11/6/2019	UBS AG	(2.42)%	Dow Jones U.S. FinancialsSM Index[6]	(444,902)	—	444,902	—
(24,586,975)					(1,123,198)
				Total Unrealized Depreciation	(1,123,198)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT FINANCIALS SEF :: 9

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

10 :: SEF SHORT FINANCIALS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 87.8%
Repurchase Agreements (a) — 87.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $5,230,132 (Cost $5,229,148)	$5,229,148	$5,229,148
Total Investments — 87.8% (Cost $5,229,148)		5,229,148
Other assets less liabilities — 12.2%		727,479
Net Assets — 100.0%		$5,956,627

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,073
Aggregate gross unrealized depreciation	(124,008)
Net unrealized appreciation	$65
Federal income tax cost	$5,229,148

Swap Agreements1,6

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,798,188)	11/6/2019	Bank of America NA	(1.52)%	iShares® China Large-Cap ETF	(50,222)	—	50,222	—
(1,017,890)	11/6/2020	Citibank NA	0.53%	iShares® China Large-Cap ETF	(38,046)	—	38,046	—
(531,210)	11/6/2020	Deutsche Bank AG	(1.72)%	iShares® China Large-Cap ETF	(21,197)	—	—	(21,197)
(448,938)	11/6/2019	Goldman Sachs International	(0.47)%	iShares® China Large-Cap ETF	22,708	—	—	22,708
(1,794,151)	11/6/2019	Societe Generale	(0.82)%	iShares® China Large-Cap ETF	101,365	(101,365)	—	—
(396,371)	11/6/2020	UBS AG	(0.57)%	iShares® China Large-Cap ETF	(14,543)	—	14,543	—
(5,986,748)					65
				Total Unrealized Appreciation	124,073
				Total Unrealized Depreciation	(124,008)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT FTSE CHINA 50 YXI :: 11

Investments	Principal Amount	Value
Short-Term Investments — 92.5%
Repurchase Agreements (a) — 27.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $34,497,248 (Cost $34,490,756)	$34,490,756	$34,490,756
U.S. Treasury Obligations — 64.9%
U.S. Treasury Bills
2.14%, 12/6/2018 (b)	25,000,000	24,995,607
2.14%, 12/13/2018 (b)	25,000,000	24,985,087
2.21%, 1/10/2019 (b)	20,000,000	19,952,922
2.28%, 1/24/2019 (b)	11,000,000	10,963,972
Total U.S. Treasury Obligations (Cost $80,888,353)		80,897,588
Total Short-Term Investments (Cost $115,379,109)		115,388,344
Total Investments — 92.5% (Cost $115,379,109)		115,388,344
Other assets less liabilities — 7.5%		9,379,640
Net Assets — 100.0%		$124,767,984

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,235
Aggregate gross unrealized depreciation	(14,555,724)
Net unrealized depreciation	$(14,546,489)
Federal income tax cost	$115,379,109

Swap Agreements1,6

Short High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(29,780,175)	11/6/2019	Citibank NA	0.43%	iShares® iBoxx $ High Yield Corporate Bond ETF	(963,308)	—	963,308	—
(19,266,064)	12/9/2019	Credit Suisse International	(0.02)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(138,104)	—	138,104	—
(75,204,665)	12/7/2018	Goldman Sachs International	(0.57)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(13,454,312)	—	13,454,312	—
(124,250,904)					(14,555,724)
				Total Unrealized Depreciation	(14,555,724)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

12 :: SJB SHORT HIGH YIELD :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT HIGH YIELD SJB :: 13

Investments	Principal Amount	Value
Short-Term Investments — 131.1%
Repurchase Agreements (a) — 131.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $17,273,474 (Cost $17,270,224)	$17,270,224	$17,270,224
Total Investments — 131.1% (Cost $17,270,224)		17,270,224
Liabilities in excess of other assets — (31.1%)		(4,095,137)
Net Assets — 100.0%		$13,175,087

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,910
Aggregate gross unrealized depreciation	(690,054)
Net unrealized depreciation	$(617,144)
Federal income tax cost	$17,270,224

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	18	12/21/2018	USD	$3,381,840	$68,594

Swap Agreements1

Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,270,035)	11/6/2020	Bank of America NA	(2.42)%	S&P MidCap 400®	4,316	—	—	4,316
(1,401,401)	11/6/2020	BNP Paribas SA	(2.42)%	S&P MidCap 400®	(39,380)	—	—	(39,380)
(1,455,824)	11/6/2019	Citibank NA	(2.42)%	S&P MidCap 400®	(57,128)	—	30,000	(27,128)
(2,518,492)	11/6/2019	Credit Suisse International	(2.47)%	S&P MidCap 400®	(92,754)	—	92,754	—
(261,948)	11/6/2019	Morgan Stanley & Co. International plc	(2.22)%	S&P MidCap 400®	(23,650)	—	22,000	(1,650)
(1,878,921)	11/6/2019	Societe Generale	(2.22)%	S&P MidCap 400®	(477,142)	—	433,000	(44,142)
(9,786,621)					(685,738)
				Total Unrealized Appreciation	4,316
				Total Unrealized Depreciation	(690,054)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

14 :: MYY SHORT MIDCAP400 :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT MIDCAP400 MYY :: 15

Investments	Principal Amount	Value
Short-Term Investments — 93.3%
Repurchase Agreements (a) — 36.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $16,165,287 (Cost $16,162,244)	$16,162,244	$16,162,244
U.S. Treasury Obligations (b) — 56.7%
U.S. Treasury Bills
2.14%, 12/6/2018 (c) (Cost $24,992,604)	25,000,000	24,995,607
Total Short-Term Investments (Cost $41,154,848)		41,157,851
Total Investments — 93.3% (Cost $41,154,848)		41,157,851
Other assets less liabilities — 6.7%		2,951,465
Net Assets — 100.0%		$44,109,316

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $290,948.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$842,929
Aggregate gross unrealized depreciation	(47,424)
Net unrealized appreciation	$795,505
Federal income tax cost	$41,154,848

Swap Agreements1,6

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(3,430,741)	11/6/2019	Citibank NA	(1.82)%	iShares® MSCI EAFE ETF	92,394	—	—	92,394
(957,796)	11/6/2019	Credit Suisse International	(2.02)%	iShares® MSCI EAFE ETF	70,666	—	—	70,666
(4,547,875)	11/6/2020	Deutsche Bank AG	(1.92)%	iShares® MSCI EAFE ETF	(47,424)	—	—	(47,424)
(18,577,589)	11/6/2020	Goldman Sachs International	(2.22)%	iShares® MSCI EAFE ETF	245,850	(79,687)	—	166,163
(15,532,558)	11/6/2020	Societe Generale	(2.02)%	iShares® MSCI EAFE ETF	230,790	(230,790)	—	—
(1,080,520)	11/6/2019	UBS AG	(1.92)%	iShares® MSCI EAFE ETF	200,226	—	—	200,226
(44,127,079)					792,502
				Total Unrealized Appreciation	839,926
				Total Unrealized Depreciation	(47,424)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

16 :: EFZ SHORT MSCI EAFE :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT MSCI EAFE EFZ :: 17

Investments	Principal Amount	Value
Short-Term Investments — 93.7%
Repurchase Agreements (a) — 21.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $49,549,904 (Cost $49,540,581)	$49,540,581	$49,540,581
U.S. Treasury Obligations (b) — 72.4%
U.S. Treasury Bills
2.14%, 12/6/2018 (c)	50,000,000	49,991,213
2.14%, 12/13/2018 (c)	25,000,000	24,985,087
2.21%, 1/10/2019 (c)	30,000,000	29,929,383
2.26%, 1/17/2019 (c)	50,000,000	49,857,969
2.28%, 1/24/2019 (c)	14,000,000	13,954,146
Total U.S. Treasury Obligations (Cost $168,699,368)		168,717,798
Total Short-Term Investments (Cost $218,239,949)		218,258,379
Total Investments — 93.7% (Cost $218,239,949)		218,258,379
Other assets less liabilities — 6.3%		14,711,450
Net Assets — 100.0%		$232,969,829

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,880,052.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,014,280
Aggregate gross unrealized depreciation	(2,262,877)
Net unrealized depreciation	$(1,248,597)
Federal income tax cost	$218,239,949

Swap Agreements1,6

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(24,561,707)	11/6/2020	Bank of America NA	(1.52)%	iShares® MSCI Emerging Markets ETF	(104,684)	—	104,684	—
(86,523,835)	11/6/2020	Citibank NA	(1.67)%	iShares® MSCI Emerging Markets ETF	(657,096)	—	657,096	—
(236,271)	11/6/2019	Credit Suisse International	(1.12)%	iShares® MSCI Emerging Markets ETF	(164,498)	—	164,498	—
(29,677,651)	11/6/2020	Deutsche Bank AG	(1.57)%	iShares® MSCI Emerging Markets ETF	(739,077)	739,077	—	—
(1,790,139)	11/6/2019	Goldman Sachs International	(0.22)%	iShares® MSCI Emerging Markets ETF	589,284	(589,284)	—	—
(1,332,313)	11/6/2019	Morgan Stanley & Co. International plc	(2.07)%	iShares® MSCI Emerging Markets ETF	406,566	(406,566)	—	—
(82,750,304)	11/6/2020	Societe Generale	(0.82)%	iShares® MSCI Emerging Markets ETF	(503,224)	92,224	411,000	—

See accompanying notes to the financial statements.

18 :: EUM SHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(7,131,462)	11/6/2019	UBS AG	(1.22)%	iShares® MSCI Emerging Markets ETF	(94,298)	—	94,298	—
(234,003,682)					(1,267,027)
				Total Unrealized Appreciation	995,850
				Total Unrealized Depreciation	(2,262,877)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS EUM :: 19

Investments	Principal Amount	Value
Short-Term Investments — 82.1%
Repurchase Agreements (a) — 82.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $1,490,177 (Cost $1,489,897)	$1,489,897	$1,489,897
Total Investments — 82.1% (Cost $1,489,897)		1,489,897
Other assets less liabilities — 17.9%		323,765
Net Assets — 100.0%		$1,813,662

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,530
Aggregate gross unrealized depreciation	(132,901)
Net unrealized depreciation	$(95,371)
Federal income tax cost	$1,489,897

Swap Agreements1

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(377,365)	11/13/2019	Bank of America NA	(2.22)%	Dow Jones U.S. Oil & GasSM Index	(3,079)	—	3,079	—
(126,638)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. Oil & GasSM Index	(10,163)	—	10,163	—
(170,519)	11/6/2019	Goldman Sachs International	(2.37)%	Dow Jones U.S. Oil & GasSM Index	5,300	—	—	5,300
(702,728)	11/13/2019	Morgan Stanley & Co. International plc	(2.32)%	Dow Jones U.S. Oil & GasSM Index	32,230	—	—	32,230
(92,617)	11/6/2019	Societe Generale	(2.07)%	Dow Jones U.S. Oil & GasSM Index	(15,766)	—	15,766	—
(340,289)	11/6/2019	UBS AG	(2.17)%	Dow Jones U.S. Oil & GasSM Index	(103,893)	—	103,893	—
(1,810,156)					(95,371)
				Total Unrealized Appreciation	37,530
				Total Unrealized Depreciation	(132,901)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

20 :: DDG SHORT OIL & GAS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 105.1%
Repurchase Agreements (a) — 11.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $45,632,889 (Cost $45,624,302)	$45,624,302	$45,624,302
U.S. Treasury Obligations (b) — 94.1%
U.S. Treasury Bills
2.12%, 12/6/2018 (c)	67,000,000	66,988,226
2.13%, 12/13/2018 (c)	64,000,000	63,961,822
2.10%, 12/20/2018 (c)	14,000,000	13,985,811
2.13%, 12/27/2018 (c)	15,000,000	14,977,987
2.18%, 1/3/2019 (c)	35,000,000	34,932,715
2.20%, 1/10/2019 (c)	47,000,000	46,889,367
2.14%, 1/17/2019 (c)	7,000,000	6,980,116
2.27%, 1/24/2019 (c)	72,000,000	71,764,180
2.18%, 1/31/2019 (c)	10,000,000	9,962,510
2.18%, 2/7/2019 (c)	7,000,000	6,970,548
2.19%, 2/14/2019 (c)	7,000,000	6,967,175
2.24%, 2/21/2019 (c)	7,000,000	6,963,969
2.24%, 2/28/2019 (c)	10,000,000	9,944,266
2.32%, 3/7/2019 (c)	6,000,000	5,963,224
2.32%, 3/14/2019 (c)	6,000,000	5,960,947
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.33%, 3/21/2019 (c)	$6,000,000	$5,957,970
2.34%, 3/28/2019 (c)	11,000,000	10,917,160
Total U.S. Treasury Obligations (Cost $390,061,905)		390,087,993
Total Short-Term Investments (Cost $435,686,207)		435,712,295
Total Investments — 105.1% (Cost $435,686,207)		435,712,295
Liabilities in excess of other assets — (5.1%)		(21,126,315)
Net Assets — 100.0%		$414,585,980

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $30,685,926.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,717,745
Aggregate gross unrealized depreciation	(18,380,645)
Net unrealized depreciation	$(13,662,900)
Federal income tax cost	$435,686,207

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	87	12/21/2018	USD	$12,093,870	$320,193

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT QQQ PSQ :: 21

Swap Agreements1

Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(78,090,035)	11/6/2020	Bank of America NA	(2.47)%	NASDAQ-100 Index®	(749,442)	749,441	1	—
(986,759)	11/6/2019	BNP Paribas SA	(2.52)%	NASDAQ-100 Index®	10,242	—	—	10,242
(84,421,424)	11/6/2020	Citibank NA	(2.49)%	NASDAQ-100 Index®	508,523	(508,523)	—	—
(89,224,711)	11/6/2019	Credit Suisse International	(2.62)%	NASDAQ-100 Index®	(843,231)	843,230	1	—
(25,457,997)	11/6/2019	Deutsche Bank AG	(2.57)%	NASDAQ-100 Index®	(6,221,645)	6,221,645	—	—
(14,854,218)	11/6/2019	Goldman Sachs International	(2.52)%	NASDAQ-100 Index®	155,204	(155,204)	—	—
(39,464,338)	11/6/2019	Morgan Stanley & Co. International plc	(2.42)%	NASDAQ-100 Index®	3,583,483
(2,730,726)	11/6/2019	Morgan Stanley & Co. International plc	(2.22)%	PowerShares QQQ TrustSM, Series 1	(254,689)
(42,195,064)					3,328,794	(3,328,794)	—	—
(49,085,145)	11/6/2019	Societe Generale	(2.82)%	NASDAQ-100 Index®	(10,306,049)	10,306,049	—	—
(18,044,689)	11/6/2020	UBS AG	(2.47)%	NASDAQ-100 Index®	108,423	—	—	108,423
(402,360,042)					(14,009,181)
				Total Unrealized Appreciation	4,365,875
				Total Unrealized Depreciation	(18,375,056)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

22 :: PSQ SHORT QQQ :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 98.3%
Repurchase Agreements (a) — 98.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $9,031,058 (Cost $9,029,358)	$9,029,358	$9,029,358
Total Investments — 98.3% (Cost $9,029,358)		9,029,358
Other assets less liabilities — 1.7%		153,976
Net Assets — 100.0%		$9,183,334

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(445,422)
Net unrealized depreciation	$(445,422)
Federal income tax cost	$9,029,358

Swap Agreements1

Short Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(66,730)	11/6/2020	Bank of America NA	(2.67)%	Dow Jones U.S. Real EstateSM Index	(7,648)	—	7,648	—
(3,266,614)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. Real EstateSM Index	(179,227)	—	179,227	—
(4,196,890)	11/13/2019	Morgan Stanley & Co. International plc	(2.22)%	Dow Jones U.S. Real EstateSM Index	(105,824)	—	—	(105,824)
(1,300,841)	11/6/2019	Societe Generale	(2.12)%	Dow Jones U.S. Real EstateSM Index	(99,208)	—	17,000	(82,208)
(345,183)	11/6/2019	UBS AG	(2.07)%	Dow Jones U.S. Real EstateSM Index	(53,515)	—	53,515	—
(9,176,258)					(445,422)
				Total Unrealized Depreciation	(445,422)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT REAL ESTATE REK :: 23

Investments	Principal Amount	Value
Short-Term Investments — 104.2%
Repurchase Agreements (a) — 15.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $37,502,362 (Cost $37,495,306)	$37,495,306	$37,495,306
U.S. Treasury Obligations (b) — 88.4%
U.S. Treasury Bills
2.12%, 12/6/2018 (c)	36,000,000	35,993,674
2.10%, 12/13/2018 (c)	9,000,000	8,994,631
2.08%, 12/20/2018 (c)	9,000,000	8,990,878
2.12%, 12/27/2018 (c)	10,000,000	9,985,325
2.20%, 1/3/2019 (c)	47,000,000	46,909,647
2.19%, 1/10/2019 (c)	25,000,000	24,941,153
2.14%, 1/17/2019 (c)	5,000,000	4,985,797
2.25%, 1/24/2019 (c)	15,000,000	14,950,871
2.18%, 1/31/2019 (c)	7,000,000	6,973,757
2.18%, 2/7/2019 (c)	5,000,000	4,978,962
1.37%, 2/14/2019 (c)	8,000,000	7,962,486
1.12%, 2/21/2019 (c)	8,000,000	7,958,822
2.24%, 2/28/2019 (c)	7,000,000	6,960,986
2.32%, 3/7/2019 (c)	4,000,000	3,975,483
2.32%, 3/14/2019 (c)	4,000,000	3,973,964
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.33%, 3/21/2019 (c)	$4,000,000	$3,971,980
2.34%, 3/28/2019 (c)	7,000,000	6,947,284
Total U.S. Treasury Obligations (Cost $209,446,208)		209,455,700
Total Short-Term Investments (Cost $246,941,514)		246,951,006
Total Investments — 104.2% (Cost $246,941,514)		246,951,006
Liabilities in excess of other assets — (4.2%)		(9,871,860)
Net Assets — 100.0%		$237,079,146

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $27,721,235.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,137,794
Aggregate gross unrealized depreciation	(6,557,772)
Net unrealized appreciation	$4,580,022
Federal income tax cost	$246,941,514

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	301	12/21/2018	USD	$23,086,700	$606,888

See accompanying notes to the financial statements.

24 :: RWM SHORT RUSSELL2000 :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(17,710,432)	11/6/2020	Bank of America NA	(2.12)%	Russell 2000® Index	329,533	(329,533)	—	—
(1,018,091)	11/6/2019	BNP Paribas SA	(1.92)%	Russell 2000® Index	(21,545)	—	—	(21,545)
(15,944,636)	11/6/2019	Citibank NA	(1.87)%	Russell 2000® Index	(1,937,049)	1,644,053	2,000	(290,996)
(10,892,226)	11/6/2019	Credit Suisse International	(2.07)%	Russell 2000® Index	(442,751)	412,742	30,009	—
(12,665,521)	11/6/2019	Deutsche Bank AG	(1.82)%	Russell 2000® Index	(802,720)	802,719	1	—
(110,892,882)	11/6/2019	Goldman Sachs International	(1.97)%	Russell 2000® Index	8,556,488	(8,556,488)	—	—
(8,808,047)	11/6/2019	Morgan Stanley & Co. International plc	(1.92)%	Russell 2000® Index	1,007,068
(1,204,775)	11/6/2019	Morgan Stanley & Co. International plc	(1.72)%	iShares® Russell 2000 ETF	(29,423)
(10,012,822)					977,645	(977,645)	—	—
(6,817,509)	11/6/2019	Societe Generale	(1.92)%	Russell 2000® Index	(3,320,432)	3,320,431	1	—
(27,998,524)	11/6/2020	UBS AG	(1.82)%	Russell 2000® Index	624,473	—	—	624,473
(213,952,643)					3,963,642
				Total Unrealized Appreciation	10,517,562
				Total Unrealized Depreciation	(6,553,920)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT RUSSELL2000 RWM :: 25

Investments	Principal Amount	Value
Short-Term Investments — 103.7%
Repurchase Agreements (a) — 7.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $115,636,950 (Cost $115,615,190)	$115,615,190	$115,615,190
U.S. Treasury Obligations (b) — 96.5%
U.S. Treasury Bills
2.11%, 12/6/2018 (c)	174,000,000	173,969,423
2.12%, 12/13/2018 (c)	112,000,000	111,933,189
2.11%, 12/20/2018 (c)	107,000,000	106,891,554
2.12%, 12/27/2018 (c)	55,000,000	54,919,288
2.20%, 1/3/2019 (c)	339,000,000	338,348,296
2.21%, 1/10/2019 (c)	237,000,000	236,442,128
2.23%, 1/17/2019 (c)	129,000,000	128,633,559
2.26%, 1/24/2019 (c)	120,000,000	119,606,966
2.18%, 1/31/2019 (c)	38,000,000	37,857,540
2.18%, 2/7/2019 (c)	28,000,000	27,882,190
2.19%, 2/14/2019 (c)	28,000,000	27,868,701
2.24%, 2/21/2019 (c)	26,000,000	25,866,172
2.24%, 2/28/2019 (c)	39,000,000	38,782,636
2.32%, 3/7/2019 (c)	24,000,000	23,852,896
2.32%, 3/14/2019 (c)	24,000,000	23,843,787
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.33%, 3/21/2019 (c)	$24,000,000	$23,831,880
2.34%, 3/28/2019 (c)	40,000,000	39,698,764
Total U.S. Treasury Obligations (Cost $1,540,131,688)		1,540,228,969
Total Short-Term Investments (Cost $1,655,746,878)		1,655,844,159
Total Investments — 103.7% (Cost $1,655,746,878)		1,655,844,159
Liabilities in excess of other assets — (3.7%)		(59,840,685)
Net Assets — 100.0%		$1,596,003,474

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $127,369,030.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,117,611
Aggregate gross unrealized depreciation	(49,467,405)
Net unrealized depreciation	$(29,349,794)
Federal income tax cost	$1,655,746,878

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,589	12/21/2018	USD	$219,003,925	$3,170,668

See accompanying notes to the financial statements.

26 :: SH SHORT S&P500® :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(170,675,040)	11/6/2020	Bank of America NA	(2.45)%	S&P 500®	(364,092)	44,092	320,000	—
(154,657,906)	11/6/2020	BNP Paribas SA	(2.57)%	S&P 500®	(1,641,986)	1,641,986	—	—
(153,117,320)	11/6/2020	Citibank NA	(2.57)%	S&P 500®	(847,238)	847,237	1	—
(154,936,642)	11/6/2019	Credit Suisse International	(2.62)%	S&P 500®	(19,544,012)	19,544,011	1	—
(135,181,310)	11/6/2019	Deutsche Bank AG	(2.64)%	S&P 500®	(2,715,342)	2,715,342	—	—
(137,417,559)	11/6/2019	Goldman Sachs International	(2.57)%	S&P 500®	9,717,259	(9,717,259)	—	—
(52,929,702)	11/6/2019	Morgan Stanley & Co. International plc	(2.52)%	S&P 500®	7,112,760	(7,112,760)	—	—
(279,803,603)	11/6/2019	Societe Generale	(2.82)%	S&P 500®	(24,035,990)	24,035,990	—	—
(138,176,064)	11/6/2020	UBS AG	(2.47)%	S&P 500®	(299,102)	—	299,102	—
(1,376,895,146)					(32,617,743)
				Total Unrealized Appreciation	16,830,019
				Total Unrealized Depreciation	(49,447,762)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: SHORT S&P500® SH :: 27

Investments	Principal Amount	Value
Short-Term Investments — 97.3%
Repurchase Agreements (a) — 97.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $3,784,493 (Cost $3,783,781)	$3,783,781	$3,783,781
Total Investments — 97.3% (Cost $3,783,781)		3,783,781
Other assets less liabilities — 2.7%		106,660
Net Assets — 100.0%		$3,890,441

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,201
Aggregate gross unrealized depreciation	(568,029)
Net unrealized depreciation	$(558,828)
Federal income tax cost	$3,783,781

Swap Agreements1

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(493,886)	11/6/2019	Bank of America NA	(2.24)%	S&P SmallCap 600®	(189,960)	—	189,960	—
(395,512)	11/6/2019	Citibank NA	(2.37)%	S&P SmallCap 600®	(52,381)	—	42,000	(10,381)
(531,479)	11/6/2019	Credit Suisse International	(2.22)%	S&P SmallCap 600®	(134,241)	—	134,241	—
(988,212)	11/6/2019	Deutsche Bank AG	(1.82)%	S&P SmallCap 600®	(8,685)	—	8,685	—
(382,301)	11/6/2019	Morgan Stanley & Co. International plc	(2.17)%	S&P SmallCap 600®	(130,617)	—	130,617	—
(598,344)	11/6/2019	Societe Generale	(1.72)%	S&P SmallCap 600®	(52,145)	—	20,000	(32,145)
(499,689)	11/6/2020	UBS AG	(2.17)%	S&P SmallCap 600®	9,201	—	—	9,201
(3,889,423)					(558,828)
				Total Unrealized Appreciation	9,201
				Total Unrealized Depreciation	(568,029)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

28 :: SBB SHORT SMALLCAP600 :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligations — 67.2%
U.S. Treasury Bonds
6.00%, 2/15/2026	$436,600	$523,511
6.75%, 8/15/2026	208,900	263,671
6.50%, 11/15/2026	278,500	348,429
6.63%, 2/15/2027	190,100	240,759
6.38%, 8/15/2027	212,600	267,594
6.13%, 11/15/2027	511,800	636,551
5.50%, 8/15/2028	357,000	431,022
U.S. Treasury Notes
1.63%, 2/15/2026	3,428,600	3,137,437
1.63%, 5/15/2026	3,431,500	3,129,635
1.50%, 8/15/2026	3,439,000	3,095,906
2.00%, 11/15/2026	3,423,000	3,189,541
2.25%, 2/15/2027	3,426,800	3,246,625
2.38%, 5/15/2027	3,426,800	3,273,397
2.25%, 8/15/2027	3,426,800	3,232,436
2.25%, 11/15/2027	3,426,800	3,225,743
2.75%, 2/15/2028	3,590,500	3,516,727
2.88%, 5/15/2028	3,753,000	3,711,072
2.88%, 8/15/2028	3,916,000	3,869,802
Total U.S. Treasury Obligations (Cost $39,211,493)		39,339,858
Investments	Principal Amount	Value
Short-Term Investments — 24.9%
Repurchase Agreements (a) — 24.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $14,568,551 (Cost $14,565,810)	$14,565,810	$14,565,810
Total Investments — 92.1% (Cost $53,777,303)		53,905,668
Other assets less liabilities — 7.9%		4,653,315
Net Assets — 100.0%		$58,558,983

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,119
Aggregate gross unrealized depreciation	(1,572,721)
Net unrealized depreciation	$(1,364,602)
Federal income tax cost	$54,730,216

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	3	3/20/2019	USD	$358,359	$1,031

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA 7-10 YEAR TREASURY UST :: 29

Swap Agreements1

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
69,850,329	2/6/2019	Citibank NA	2.17%	ICE U.S. Treasury 7-10 Year Bond Index	(386,984)	—	386,984	—
7,266,991	1/6/2021	Goldman Sachs International	2.17%	ICE U.S. Treasury 7-10 Year Bond Index	(154,101)	—	154,101	—
77,117,320					(541,085)
				Total Unrealized Depreciation	(541,085)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

30 :: UST ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligations — 82.1%
U.S. Treasury Bonds
3.50%, 2/15/2039	$257,100	$268,690
4.25%, 5/15/2039	238,300	275,423
4.50%, 8/15/2039	254,600	303,770
4.38%, 11/15/2039	274,800	322,654
4.63%, 2/15/2040	455,900	552,992
4.38%, 5/15/2040	385,000	452,255
3.88%, 8/15/2040	333,000	365,285
4.25%, 11/15/2040	352,000	406,670
4.75%, 2/15/2041	387,600	478,898
4.38%, 5/15/2041	300,200	353,016
3.75%, 8/15/2041	332,900	358,180
3.13%, 11/15/2041	300,100	292,644
3.13%, 2/15/2042	375,200	365,527
3.00%, 5/15/2042	316,400	301,223
2.75%, 8/15/2042	483,700	439,940
2.75%, 11/15/2042	594,800	540,292
3.13%, 2/15/2043	603,600	585,445
2.88%, 5/15/2043	850,000	788,242
3.63%, 8/15/2043	704,800	742,738
3.75%, 11/15/2043	850,000	914,016
3.63%, 2/15/2044	855,600	901,722
3.38%, 5/15/2044	860,100	869,978
3.13%, 8/15/2044	860,300	833,080
3.00%, 11/15/2044	861,200	814,910
2.50%, 2/15/2045	860,300	737,438
3.00%, 5/15/2045	860,200	813,561
2.88%, 8/15/2045	861,200	794,322
3.00%, 11/15/2045	860,100	812,795
2.50%, 2/15/2046	798,800	681,851
2.50%, 5/15/2046	799,000	681,272
2.25%, 8/15/2046	800,100	645,581
2.88%, 11/15/2046	798,200	734,469
3.00%, 2/15/2047	799,000	753,432
3.00%, 5/15/2047	798,900	752,838
2.75%, 8/15/2047	799,000	715,417
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
2.75%, 11/15/2047	$799,000	$714,855
3.00%, 2/15/2048	861,000	810,080
3.13%, 5/15/2048	922,000	889,010
3.00%, 8/15/2048	984,000	925,959
Total U.S. Treasury Obligations (Cost $24,309,496)		23,990,470
Short-Term Investments — 15.3%
Repurchase Agreements (a) — 15.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,486,048 (Cost $4,485,204)	4,485,204	4,485,204
Total Investments — 97.4% (Cost $28,794,700)		28,475,674
Other assets less liabilities — 2.6%		753,589
Net Assets — 100.0%		$29,229,263

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,364
Aggregate gross unrealized depreciation	(3,908,888)
Net unrealized depreciation	$(3,904,524)
Federal income tax cost	$29,687,257

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	7	3/20/2019	USD	$979,344	$4,364

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY UBT :: 31

Swap Agreements1

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,702,964	12/6/2018	Bank of America NA	2.06%	ICE U.S. Treasury 20+ Year Bond Index	(613,596)	—	613,596	—
29,636,148	2/6/2019	Citibank NA	2.17%	ICE U.S. Treasury 20+ Year Bond Index	(1,589,417)	—	1,589,417	—
2,151,614	6/6/2019	Morgan Stanley & Co. International plc	2.32%	ICE U.S. Treasury 20+ Year Bond Index	(494,292)	—	470,139	(24,153)
33,490,726					(2,697,305)
				Total Unrealized Depreciation	(2,697,305)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

32 :: UBT ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 94.4%
Chemicals — 79.1%
Air Products & Chemicals, Inc.	15,193	$2,444,098
Albemarle Corp.	7,514	723,749
Ashland Global Holdings, Inc.	4,325	354,174
Axalta Coating Systems Ltd.*	14,836	371,345
Cabot Corp.	4,265	209,838
Celanese Corp.	9,351	943,796
CF Industries Holdings, Inc.	16,176	682,465
Chemours Co. (The)	12,253	348,965
DowDuPont, Inc.	159,869	9,248,422
Eastman Chemical Co.	9,789	771,569
Ecolab, Inc.	17,615	2,827,031
FMC Corp.	9,328	771,799
GCP Applied Technologies, Inc.*	5,000	136,500
HB Fuller Co.	3,507	169,178
Huntsman Corp.	14,895	301,177
Ingevity Corp.*	2,913	285,503
International Flavors & Fragrances, Inc.	7,013	993,251
Linde plc	38,157	6,068,870
LyondellBasell Industries NV, Class A	22,119	2,063,924
Minerals Technologies, Inc.	2,446	137,661
Mosaic Co. (The)	24,570	884,520
NewMarket Corp.	619	260,277
Olin Corp.	11,571	249,124
Platform Specialty Products Corp.*	16,176	190,392
PolyOne Corp.	5,539	186,221
PPG Industries, Inc.	16,768	1,833,245
RPM International, Inc.	9,246	609,774
Scotts Miracle-Gro Co. (The)	2,727	207,197
Sensient Technologies Corp.	2,929	188,218
Trinseo SA	2,952	149,165
Valvoline, Inc.	13,216	278,725
Westlake Chemical Corp.	2,515	182,312
WR Grace & Co.	4,659	297,431
		35,369,916
Metals & Mining — 14.5%
Alcoa Corp.*	12,919	410,953
Allegheny Technologies, Inc.*	8,708	228,672
Carpenter Technology Corp.	3,274	141,044
Commercial Metals Co.	8,107	156,222
Compass Minerals International, Inc.	2,345	117,485
Freeport-McMoRan, Inc.	100,396	1,198,728
Newmont Mining Corp.	36,957	1,195,189
Nucor Corp.	21,918	1,324,066
Investments	Shares	Value
Common Stocks (a) (continued)
Reliance Steel & Aluminum Co.	5,013	$403,296
Royal Gold, Inc.	4,539	332,028
Steel Dynamics, Inc.	16,267	572,598
United States Steel Corp.	12,279	283,154
Worthington Industries, Inc.	2,799	115,935
		6,479,370
Oil, Gas & Consumable Fuels — 0.4%
Peabody Energy Corp.	5,396	168,031
Paper & Forest Products — 0.4%
Domtar Corp.	4,358	189,923
Total Common Stocks (Cost $50,213,461)		42,207,240
	Principal Amount
Short-Term Investments — 6.3%
Repurchase Agreements (b) — 6.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,806,074 (Cost $2,805,545)	$2,805,545	2,805,545
Total Investments — 100.7% (Cost $53,019,006)		45,012,785
Liabilities in excess of other assets — (0.7%)		(299,942)
Net Assets — 100.0%		$44,712,843

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,523,353.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$770,943
Aggregate gross unrealized depreciation	(12,556,552)
Net unrealized depreciation	$(11,785,609)
Federal income tax cost	$53,543,274

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA BASIC MATERIALS UYM :: 33

Swap Agreements1

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
2,903,370	11/6/2019	Bank of America NA	2.57%	Dow Jones U.S. Basic MaterialsSM Index	(78,073)
3,745,584	1/6/2020	Bank of America NA	2.62%	iShares® U.S. Basic Materials ETF	(122,736)
6,648,954					(200,809)	194,758	6,051	—
10,265,020	11/6/2019	Citibank NA	2.52%	Dow Jones U.S. Basic MaterialsSM Index	342,580	(296,556)	—	46,024
452,987	11/13/2019	Credit Suisse International	2.92%	Dow Jones U.S. Basic MaterialsSM Index	(2,238,120)	1,611,874	626,246	—
363,162	11/6/2019	Goldman Sachs International	2.72%	Dow Jones U.S. Basic MaterialsSM Index	(36,112)
520,446	11/13/2019	Goldman Sachs International	2.25%	iShares® U.S. Basic Materials ETF	(51,533)
883,608					(87,645)	—	87,645	—
256,203	1/13/2020	Morgan Stanley & Co. International plc	2.92%	Dow Jones U.S. Basic MaterialsSM Index	(30,709)
633,465	11/13/2019	Morgan Stanley & Co. International plc	2.52%	iShares® U.S. Basic Materials ETF	(521,664)
889,668					(552,373)	248,679	303,694	—
213,199	1/6/2020	Societe Generale	2.72%	Dow Jones U.S. Basic MaterialsSM Index	(25,465)	23,067	2,398	—
27,732,674	1/6/2020	UBS AG	2.67%	Dow Jones U.S. Basic MaterialsSM Index	(642,777)	367,551	275,226	—
47,086,110					(3,404,609)
				Total Unrealized Appreciation	342,580
				Total Unrealized Depreciation	(3,747,189)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

34 :: UYM ULTRA BASIC MATERIALS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 80.2%
Auto Components — 2.6%
Adient plc	245	$5,802
Aptiv plc	745	53,565
Autoliv, Inc.	245	21,048
BorgWarner, Inc.	588	23,273
Dana, Inc.	407	5,906
Delphi Technologies plc	250	4,272
Garrett Motion, Inc.*	209	2,403
Gentex Corp.	757	17,048
Goodyear Tire & Rubber Co. (The)	667	15,448
Lear Corp.	184	25,070
Tenneco, Inc., Class A	145	4,894
Veoneer, Inc.*	245	7,901
Visteon Corp.*	83	6,127
		192,757
Automobiles — 5.5%
Ford Motor Co.	11,024	103,736
General Motors Co.	3,695	140,225
Harley-Davidson, Inc.	469	19,834
Tesla, Inc.*	379	132,832
Thor Industries, Inc.	141	9,561
		406,188
Beverages — 17.2%
Brown-Forman Corp., Class B	475	22,667
Coca-Cola Co. (The)	10,778	543,211
Constellation Brands, Inc., Class A	473	92,594
Keurig Dr Pepper, Inc.	508	13,716
Molson Coors Brewing Co., Class B	527	34,661
Monster Beverage Corp.*	1,120	66,842
National Beverage Corp.	34	2,967
PepsiCo, Inc.	3,982	485,565
		1,262,223
Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	168	5,688
HNI Corp.	123	4,742
		10,430
Distributors — 0.8%
Genuine Parts Co.	413	42,832
Pool Corp.	114	18,526
		61,358
Diversified Financial Services — 0.3%
Jefferies Financial Group, Inc.	817	17,851
Entertainment — 2.9%
Activision Blizzard, Inc.	2,147	107,093
Electronic Arts, Inc.*	858	72,132
Investments	Shares	Value
Common Stocks (a) (continued)
Take-Two Interactive Software, Inc.*	321	$35,204
		214,429
Food & Staples Retailing — 0.4%
Performance Food Group Co.*	295	10,166
US Foods Holding Corp.*	611	20,273
		30,439
Food Products — 12.1%
Archer-Daniels-Midland Co.	1,576	72,528
B&G Foods, Inc.	186	5,641
Bunge Ltd.	397	22,657
Campbell Soup Co.	542	21,247
Conagra Brands, Inc.	1,324	42,818
Darling Ingredients, Inc.*	464	10,152
Flowers Foods, Inc.	517	10,232
General Mills, Inc.	1,678	70,996
Hain Celestial Group, Inc. (The)*	252	5,216
Hershey Co. (The)	394	42,670
Hormel Foods Corp.	766	34,539
Ingredion, Inc.	200	20,892
JM Smucker Co. (The)	320	33,443
Kellogg Co.	713	45,383
Kraft Heinz Co. (The)	1,751	89,511
Lamb Weston Holdings, Inc.	412	31,600
Lancaster Colony Corp.	55	9,918
McCormick & Co., Inc. (Non-Voting)	342	51,300
Mondelez International, Inc., Class A	4,130	185,767
Pilgrim's Pride Corp.*	147	2,917
Post Holdings, Inc.*	188	18,189
Seaboard Corp.	1	3,722
TreeHouse Foods, Inc.*	158	8,311
Tyson Foods, Inc., Class A	833	49,105
		888,754
Household Durables — 3.3%
DR Horton, Inc.	966	35,954
Helen of Troy Ltd.*	74	10,584
Leggett & Platt, Inc.	367	14,218
Lennar Corp., Class A	821	35,081
Lennar Corp., Class B	45	1,555
Mohawk Industries, Inc.*	179	22,923
Newell Brands, Inc.	1,224	28,642
NVR, Inc.*	10	24,500
PulteGroup, Inc.	736	19,519
Tempur Sealy International, Inc.*	129	6,576
Toll Brothers, Inc.	382	12,595
Tupperware Brands Corp.	141	5,352
Whirlpool Corp.	182	22,956
		240,455

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 35

Investments	Shares	Value
Common Stocks (a) (continued)
Household Products — 14.3%
Church & Dwight Co., Inc.	691	$45,737
Clorox Co. (The)	361	59,789
Colgate-Palmolive Co.	2,443	155,179
Energizer Holdings, Inc.	168	7,531
Kimberly-Clark Corp.	979	112,947
Procter & Gamble Co. (The)	7,009	662,421
Spectrum Brands Holdings, Inc.	128	6,321
		1,049,925
Leisure Products — 1.0%
Brunswick Corp.	244	12,942
Hasbro, Inc.	329	29,939
Mattel, Inc.*	969	13,469
Polaris Industries, Inc.	165	16,005
		72,355
Machinery — 1.0%
Stanley Black & Decker, Inc.	431	56,396
WABCO Holdings, Inc.*	149	18,096
		74,492
Personal Products — 1.8%
Coty, Inc., Class A	1,268	10,575
Edgewell Personal Care Co.*	152	6,354
Estee Lauder Cos., Inc. (The), Class A	631	90,019
Herbalife Nutrition Ltd.*	297	17,003
Nu Skin Enterprises, Inc., Class A	156	10,291
		134,242
Textiles, Apparel & Luxury Goods — 7.8%
Carter's, Inc.	131	12,118
Columbia Sportswear Co.	85	7,763
Deckers Outdoor Corp.*	85	11,325
Hanesbrands, Inc.	1,015	16,149
Lululemon Athletica, Inc.*	305	40,428
Michael Kors Holdings Ltd.*	420	18,375
NIKE, Inc., Class B	3,606	270,883
PVH Corp.	216	23,870
Ralph Lauren Corp.	156	17,379
Skechers U.S.A., Inc., Class A*	380	10,260
Steven Madden Ltd.	223	7,187
Tapestry, Inc.	811	31,572
Under Armour, Inc., Class A*	524	12,513
Under Armour, Inc., Class C*	537	11,991
VF Corp.	915	74,380
Wolverine World Wide, Inc.	268	9,273
		575,466
Investments	Shares	Value
Common Stocks (a) (continued)
Tobacco — 9.1%
Altria Group, Inc.	5,308	$291,037
Philip Morris International, Inc.	4,377	378,742
		669,779
Total Common Stocks (Cost $6,926,437)		5,901,143
	Principal Amount
Short-Term Investments — 10.5%
Repurchase Agreements (b) — 10.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $770,608 (Cost $770,463)	$770,463	770,463
Total Investments — 90.7% (Cost $7,696,900)		6,671,606
Other assets less liabilities — 9.3%		684,359
Net Assets — 100.0%		$7,355,965

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,439,093.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$290,453
Aggregate gross unrealized depreciation	(1,514,752)
Net unrealized depreciation	$(1,224,299)
Federal income tax cost	$7,715,602

See accompanying notes to the financial statements.

36 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
29,147	11/13/2020	Bank of America NA	2.57%	Dow Jones U.S. Consumer GoodsSM Index	546
859,698	11/13/2019	Bank of America NA	2.32%	iShares® U.S. Consumer Goods ETF	8,831
888,845					9,377	—	—	9,377
150,988	11/13/2019	Citibank NA	2.52%	Dow Jones U.S. Consumer GoodsSM Index	(97,639)	—	97,639	—
74,134	11/13/2019	Credit Suisse International	2.92%	Dow Jones U.S. Consumer GoodsSM Index	(214)	—	214	—
222,533	1/13/2020	Deutsche Bank AG	2.77%	Dow Jones U.S. Consumer GoodsSM Index	(2,973)	—	2,973	—
639,949	11/6/2019	Goldman Sachs International	2.72%	Dow Jones U.S. Consumer GoodsSM Index	(4,864)	—	4,864	—
146,617	1/13/2020	Morgan Stanley & Co. International plc	2.82%	Dow Jones U.S. Consumer GoodsSM Index	(1,961)
864,280	11/13/2019	Morgan Stanley & Co. International plc	2.42%	iShares® U.S. Consumer Goods ETF	(3,866)
1,010,897					(5,827)	—	5,827	—
619,375	11/13/2019	Societe Generale	2.72%	Dow Jones U.S. Consumer GoodsSM Index	(260,791)	52,932	17,023	(190,836)
5,201,838	11/6/2019	UBS AG	2.67%	Dow Jones U.S. Consumer GoodsSM Index	182,628	—	—	182,628
8,808,559					(180,303)
				Total Unrealized Appreciation	192,005
				Total Unrealized Depreciation	(372,308)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 37

Investments	Shares	Value
Common Stocks (a) — 68.8%
Airlines — 2.5%
Alaska Air Group, Inc.	516	$37,802
Allegiant Travel Co.	53	7,124
American Airlines Group, Inc.	1,719	69,035
Delta Air Lines, Inc.	2,639	160,214
JetBlue Airways Corp.*	1,313	25,630
Southwest Airlines Co.	2,163	118,121
Spirit Airlines, Inc.*	286	18,338
United Continental Holdings, Inc.*	960	92,832
		529,096
Commercial Services & Supplies — 0.5%
Copart, Inc.*	857	43,861
KAR Auction Services, Inc.	562	32,113
Rollins, Inc.	411	26,123
		102,097
Construction & Engineering — 0.0% (b)
frontdoor, Inc.*	284	6,614
Distributors — 0.2%
LKQ Corp.*	1,333	37,111
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.*	252	14,551
Bright Horizons Family Solutions, Inc.*	248	30,177
Graham Holdings Co., Class B	18	11,861
Grand Canyon Education, Inc.*	203	24,839
H&R Block, Inc.	862	23,283
Service Corp. International	754	34,835
ServiceMaster Global Holdings, Inc.*	567	25,101
Sotheby's*	158	6,318
Weight Watchers International, Inc.*	161	8,053
		179,018
Entertainment — 8.0%
Cinemark Holdings, Inc.	447	17,151
Liberty Media Corp.-Liberty Formula One, Class A*	107	3,084
Liberty Media Corp.-Liberty Formula One, Class C*	851	25,377
Lions Gate Entertainment Corp., Class A	232	4,503
Lions Gate Entertainment Corp., Class B	444	8,005
Live Nation Entertainment, Inc.*	579	32,239
Madison Square Garden Co. (The), Class A*	72	19,441
Netflix, Inc.*	1,824	521,901
Twenty-First Century Fox, Inc., Class A	4,418	218,559
Investments	Shares	Value
Common Stocks (a) (continued)
Twenty-First Century Fox, Inc., Class B	2,044	$100,217
Viacom, Inc., Class A	38	1,294
Viacom, Inc., Class B	1,482	45,735
Walt Disney Co. (The)	6,235	720,080
		1,717,586
Food & Staples Retailing — 7.3%
Casey's General Stores, Inc.	154	19,938
Costco Wholesale Corp.	1,838	425,093
Kroger Co. (The)	3,341	99,094
Rite Aid Corp.*	4,473	4,965
Sprouts Farmers Market, Inc.*	532	12,247
Sysco Corp.	2,006	135,204
Walgreens Boots Alliance, Inc.	3,538	299,563
Walmart, Inc.	6,016	587,462
		1,583,566
Health Care Providers & Services — 0.6%
AmerisourceBergen Corp.	669	59,474
Cardinal Health, Inc.	1,296	71,060
		130,534
Hotels, Restaurants & Leisure — 10.6%
Aramark	1,034	39,354
Bloomin' Brands, Inc.	390	7,624
Boyd Gaming Corp.	340	8,439
Brinker International, Inc.	172	8,786
Caesars Entertainment Corp.*	2,531	21,564
Carnival Corp.	1,692	102,011
Cheesecake Factory, Inc. (The)	177	8,353
Chipotle Mexican Grill, Inc.*	103	48,741
Choice Hotels International, Inc.	144	11,213
Churchill Downs, Inc.*	50	13,888
Cracker Barrel Old Country Store, Inc.	100	18,081
Darden Restaurants, Inc.	519	57,370
Domino's Pizza, Inc.	175	48,531
Dunkin' Brands Group, Inc.	350	25,900
Extended Stay America, Inc.	795	14,469
Hilton Grand Vacations, Inc.*	406	13,016
Hilton Worldwide Holdings, Inc.	1,250	94,425
Hyatt Hotels Corp., Class A	181	12,907
Jack in the Box, Inc.	108	9,579
Las Vegas Sands Corp.	1,552	85,267
Marriott International, Inc., Class A	1,207	138,841
Marriott Vacations Worldwide Corp.	173	14,048
McDonald's Corp.	3,252	613,034
MGM Resorts International	2,142	57,748
Norwegian Cruise Line Holdings Ltd.*	853	43,776
Planet Fitness, Inc., Class A*	369	20,376
Royal Caribbean Cruises Ltd.	720	81,410
Scientific Games Corp.*	231	4,500

See accompanying notes to the financial statements.

38 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Six Flags Entertainment Corp.	300	$18,408
Starbucks Corp.	5,212	347,745
Texas Roadhouse, Inc.	279	18,422
Vail Resorts, Inc.	168	46,902
Wendy's Co. (The)	788	14,129
Wyndham Destinations, Inc.	416	17,252
Wyndham Hotels & Resorts, Inc.	419	21,004
Wynn Resorts Ltd.	409	44,745
Yum! Brands, Inc.	1,331	122,745
		2,274,603
Interactive Media & Services — 0.2%
TripAdvisor, Inc.*	428	27,418
Yelp, Inc.*	323	10,875
		38,293
Internet & Direct Marketing Retail — 15.9%
Amazon.com, Inc.*	1,718	2,903,712
Booking Holdings, Inc.*	197	372,700
Expedia Group, Inc.	498	60,153
Groupon, Inc.*	1,716	5,268
Liberty Expedia Holdings, Inc., Class A*	227	9,514
Qurate Retail, Inc.*	1,765	39,218
Shutterfly, Inc.*	141	7,049
Wayfair, Inc., Class A*	251	26,656
		3,424,270
IT Services — 0.1%
LiveRamp Holdings, Inc.*	326	15,420
Media — 7.8%
Altice USA, Inc., Class A	495	8,757
AMC Networks, Inc., Class A*	191	11,433
Cable One, Inc.	21	18,885
CBS Corp. (Non-Voting), Class B	1,419	76,881
Charter Communications, Inc., Class A*	750	246,900
Comcast Corp., Class A	19,169	747,783
Discovery, Inc., Class A*	655	20,122
Discovery, Inc., Class C*	1,509	42,146
DISH Network Corp., Class A*	961	31,482
GCI Liberty, Inc., Class A*	415	19,866
Interpublic Group of Cos., Inc. (The)	1,609	37,812
John Wiley & Sons, Inc., Class A	191	10,560
Liberty Broadband Corp., Class A*	111	9,449
Liberty Broadband Corp., Class C*	641	54,389
Liberty Global plc, Class A*	866	21,503
Liberty Global plc, Class C*	2,498	60,676
Liberty Latin America Ltd., Class A*	182	3,322
Liberty Latin America Ltd., Class C*	449	8,302
Investments	Shares	Value
Common Stocks (a) (continued)
Liberty Media Corp.-Liberty SiriusXM, Class A*	350	$13,927
Liberty Media Corp.-Liberty SiriusXM, Class C*	688	27,603
Meredith Corp.	167	9,562
New York Times Co. (The), Class A	593	15,910
News Corp., Class A	1,609	20,885
News Corp., Class B	523	7,008
Nexstar Media Group, Inc., Class A	192	15,867
Omnicom Group, Inc.	940	72,352
Sinclair Broadcast Group, Inc., Class A	321	10,095
Sirius XM Holdings, Inc.	5,457	33,997
TEGNA, Inc.	904	12,014
Tribune Media Co., Class A	337	13,568
		1,683,056
Multiline Retail — 2.4%
Big Lots, Inc.	168	7,318
Dillard's, Inc., Class A	82	5,690
Dollar General Corp.	1,115	123,754
Dollar Tree, Inc.*	998	86,596
Kohl's Corp.	699	46,952
Macy's, Inc.	1,286	44,007
Nordstrom, Inc.	481	25,430
Ollie's Bargain Outlet Holdings, Inc.*	214	18,982
Target Corp.	2,208	156,680
		515,409
Professional Services — 0.5%
Dun & Bradstreet Corp. (The)	154	22,105
IHS Markit Ltd.*	1,496	79,842
		101,947
Road & Rail — 0.1%
AMERCO	33	11,433
Avis Budget Group, Inc.*	279	8,172
		19,605
Specialty Retail — 11.3%
Aaron's, Inc.	289	13,525
Advance Auto Parts, Inc.	310	55,090
American Eagle Outfitters, Inc.	708	14,818
AutoNation, Inc.*	240	8,911
AutoZone, Inc.*	112	90,616
Bed Bath & Beyond, Inc.	589	7,586
Best Buy Co., Inc.	1,018	65,753
Burlington Stores, Inc.*	282	46,744
CarMax, Inc.*	740	48,892
Dick's Sporting Goods, Inc.	320	11,514
Five Below, Inc.*	236	24,730
Floor & Decor Holdings, Inc., Class A*	239	7,918

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 39

Investments	Shares	Value
Common Stocks (a) (continued)
Foot Locker, Inc.	488	$27,523
Gap, Inc. (The)	909	24,807
Home Depot, Inc. (The)	4,797	864,995
L Brands, Inc.	957	31,686
Lithia Motors, Inc., Class A	98	8,120
Lowe's Cos., Inc.	3,400	320,858
Michaels Cos., Inc. (The)*	413	7,009
Murphy USA, Inc.*	124	10,047
National Vision Holdings, Inc.*	260	9,560
O'Reilly Automotive, Inc.*	337	116,865
Penske Automotive Group, Inc.	153	6,671
Ross Stores, Inc.	1,578	138,233
Sally Beauty Holdings, Inc.*	505	10,661
Signet Jewelers Ltd.	217	11,436
Tiffany & Co.	457	41,587
TJX Cos., Inc. (The)	5,259	256,902
Tractor Supply Co.	511	48,611
Ulta Beauty, Inc.*	239	71,172
Urban Outfitters, Inc.*	319	12,151
Williams-Sonoma, Inc.	337	19,084
		2,434,075
Trading Companies & Distributors — 0.0% (b)
Beacon Roofing Supply, Inc.*	285	9,935
Total Common Stocks (Cost $16,682,634)		14,802,235
Investments	Principal Amount	Value
Short-Term Investments — 14.4%
Repurchase Agreements (c) — 14.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $3,111,039 (Cost $3,110,453)	$3,110,453	$3,110,453
Total Investments — 83.2% (Cost $19,793,087)		17,912,688
Other assets less liabilities — 16.8%		3,623,529
Net Assets — 100.0%		$21,536,217

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,624,200.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,886,568
Aggregate gross unrealized depreciation	(2,635,013)
Net unrealized depreciation	$(748,445)
Federal income tax cost	$19,853,033

Swap Agreements1

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
933,804	11/13/2019	Bank of America NA	2.32%	iShares® U.S. Consumer Services ETF	798,185
5,913,481	11/6/2019	Bank of America NA	2.62%	Dow Jones U.S. Consumer ServicesSM Index	244,362
6,847,285					1,042,547	(831,540)	—	211,007
1,543,726	11/13/2020	Citibank NA	2.52%	Dow Jones U.S. Consumer ServicesSM Index	58,776	—	—	58,776
305,109	11/13/2020	Credit Suisse International	2.92%	Dow Jones U.S. Consumer ServicesSM Index	11,598	—	(10,712)	886

See accompanying notes to the financial statements.

40 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
871,103	11/6/2019	Deutsche Bank AG	2.72%	Dow Jones U.S. Consumer ServicesSM Index	140,871	—	(17,386)	123,485
576,908	11/6/2019	Goldman Sachs International	2.72%	Dow Jones U.S. Consumer ServicesSM Index	(301,205)
4,841,825	11/6/2019	Goldman Sachs International	2.25%	iShares® U.S. Consumer Services ETF	142,865
5,418,733					(158,340)	—	158,340	—
2,149,198	12/6/2019	Morgan Stanley & Co. International plc	2.42%	iShares® U.S. Consumer Services ETF	(115,405)
2,607,000	1/6/2020	Morgan Stanley & Co. International plc	2.92%	Dow Jones U.S. Consumer ServicesSM Index	99,096
4,756,198					(16,309)	—	16,309	—
4,278,554	11/6/2019	Societe Generale	2.72%	Dow Jones U.S. Consumer ServicesSM Index	227,195	—	—	227,195
4,185,135	11/6/2019	UBS AG	2.67%	Dow Jones U.S. Consumer ServicesSM Index	(114,438)	—	114,438	—
28,205,843					1,191,900
				Total Unrealized Appreciation	1,722,948
				Total Unrealized Depreciation	(531,048)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 41

Investments	Shares	Value
Common Stocks (a) — 39.9%
Aerospace & Defense — 5.0%
Boeing Co. (The)	42,193	$14,630,847
United Technologies Corp.	42,193	5,140,795
		19,771,642
Banks — 1.2%
JPMorgan Chase & Co.	42,193	4,691,440
Beverages — 0.5%
Coca-Cola Co. (The)	42,193	2,126,527
Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	42,193	8,045,783
Chemicals — 0.6%
DowDuPont, Inc.	42,193	2,440,865
Communications Equipment — 0.5%
Cisco Systems, Inc.	42,193	2,019,779
Consumer Finance — 1.2%
American Express Co.	42,193	4,737,008
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	42,193	2,544,238
Entertainment — 1.2%
Walt Disney Co. (The)	42,193	4,872,870
Food & Staples Retailing — 1.9%
Walgreens Boots Alliance, Inc.	42,193	3,572,481
Walmart, Inc.	42,193	4,120,147
		7,692,628
Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc.	42,193	11,871,422
Hotels, Restaurants & Leisure — 2.0%
McDonald's Corp.	42,193	7,953,802
Household Products — 1.0%
Procter & Gamble Co. (The)	42,193	3,987,660
Industrial Conglomerates — 2.2%
3M Co.	42,193	8,772,769
Insurance — 1.4%
Travelers Cos., Inc. (The)	42,193	5,500,701
Investments	Shares	Value
Common Stocks (a) (continued)
IT Services — 2.8%
International Business Machines Corp.	42,193	$5,243,324
Visa, Inc., Class A	42,193	5,979,170
		11,222,494
Machinery — 1.4%
Caterpillar, Inc.	42,193	5,724,324
Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.	42,193	5,018,435
Exxon Mobil Corp.	42,193	3,354,344
		8,372,779
Pharmaceuticals — 2.9%
Johnson & Johnson	42,193	6,198,152
Merck & Co., Inc.	42,193	3,347,593
Pfizer, Inc.	42,193	1,950,582
		11,496,327
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	42,193	2,080,537
Software — 1.2%
Microsoft Corp.	42,193	4,678,782
Specialty Retail — 1.9%
Home Depot, Inc. (The)	42,193	7,608,242
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	42,193	7,534,826
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	42,193	3,169,537
Total Common Stocks (Cost $157,049,593)		158,916,982
	Principal Amount
Short-Term Investments — 46.4%
Repurchase Agreements (b) — 46.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $184,693,793 (Cost $184,659,039)	$184,659,039	184,659,039
Total Investments — 86.3% (Cost $341,708,632)		343,576,021
Other assets less liabilities — 13.7%		54,477,892
Net Assets — 100.0%		$398,053,913

See accompanying notes to the financial statements.

42 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,111,071.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,137,294
Aggregate gross unrealized depreciation	(38,346,106)
Net unrealized depreciation	$(6,208,812)
Federal income tax cost	$341,709,231

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	251	12/21/2018	USD	$32,038,895	$391,083

Swap Agreements1

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
32,568,943	11/6/2019	Bank of America NA	2.65%	Dow Jones Industrial AverageSM	5,292,671	(5,251,926)	—	40,745
54,984,305	11/6/2019	BNP Paribas SA	2.87%	Dow Jones Industrial AverageSM	(24,962,979)	—	24,962,979	—
190,500,848	11/6/2020	Citibank NA	2.74%	Dow Jones Industrial AverageSM	(1,165,135)	—	1,165,135	—
14,892,625	11/6/2019	Credit Suisse International	2.92%	Dow Jones Industrial AverageSM	5,060,152	—	(4,940,219)	119,933
9,383,620	1/6/2020	Deutsche Bank AG	2.67%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(11,132,220)
14,258,888	11/6/2019	Deutsche Bank AG	2.87%	Dow Jones Industrial AverageSM	6,921,153
23,642,508					(4,211,067)	1,690,806	2,520,261	—
17,456,314	11/6/2020	Goldman Sachs International	2.57%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(39,955)
28,921,565	11/6/2020	Goldman Sachs International	2.72%	Dow Jones Industrial AverageSM	(48,719)
46,377,879					(88,674)	—	88,674	—

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA DOW30SM DDM :: 43

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
223,096,789	11/6/2019	Morgan Stanley & Co. International plc	2.70%	SPDR® Dow Jones Industrial AverageSM ETF Trust	6,822,194	(5,337,000)	—	1,485,194
9,483,528	11/6/2019	Societe Generale	2.97%	Dow Jones Industrial AverageSM	4,803,147	(4,803,147)	—	—
9,674,658	11/6/2020	UBS AG	2.82%	Dow Jones Industrial AverageSM	(16,994)	—	16,994	—
605,222,083					(8,466,685)
				Total Unrealized Appreciation	28,899,317
				Total Unrealized Depreciation	(37,366,002)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

44 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 80.8%
Aflac, Inc. (Insurance)	0.6%	97,303	$4,450,639
Allstate Corp. (The) (Insurance)	0.5%	43,879	3,913,568
American Express Co. (Consumer Finance)	1.2%	89,480	10,045,920
American International Group, Inc. (Insurance)	0.6%	112,592	4,869,604
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	1.1%	55,867	9,189,563
Aon plc (Insurance)	0.6%	30,752	5,077,463
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	17,516	3,338,024
Bank of America Corp. (Banks)	4.1%	1,177,209	33,432,736
Bank of New York Mellon Corp. (The) (Capital Markets)	0.7%	116,586	5,982,028
BB&T Corp. (Banks)	0.6%	98,145	5,015,210
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	6.7%	247,051	53,916,410
BlackRock, Inc. (Capital Markets)	0.8%	15,572	6,664,972
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	19,570	2,567,584
Capital One Financial Corp. (Consumer Finance)	0.7%	60,631	5,437,388
Charles Schwab Corp. (The) (Capital Markets)	0.8%	152,386	6,826,893
Chubb Ltd. (Insurance)	1.0%	58,709	7,851,742
Citigroup, Inc. (Banks)	2.5%	318,929	20,663,410
CME Group, Inc. (Capital Markets)	1.0%	43,142	8,200,431
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	0.7%	52,573	6,040,638
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	26,119	3,004,730
Discover Financial Services (Consumer Finance)	0.4%	43,426	3,096,274
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	10,075	3,881,696
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Equity Residential (Equity Real Estate Investment Trusts (REITs))	0.4%	46,671	$3,325,309
Goldman Sachs Group, Inc. (The) (Capital Markets)	1.1%	44,499	8,485,514
Intercontinental Exchange, Inc. (Capital Markets)	0.7%	72,672	5,938,756
JPMorgan Chase & Co. (Banks)	5.8%	425,928	47,358,934
M&T Bank Corp. (Banks)	0.4%	18,222	3,079,700
Marsh & McLennan Cos., Inc. (Insurance)	0.7%	63,997	5,676,534
Mastercard, Inc., Class A (IT Services)	2.9%	115,616	23,246,909
MetLife, Inc. (Insurance)	0.7%	126,077	5,626,817
Moody's Corp. (Capital Markets)	0.4%	21,158	3,365,603
Morgan Stanley (Capital Markets)	0.9%	168,048	7,459,651
Northern Trust Corp. (Capital Markets)	0.4%	28,295	2,807,713
PNC Financial Services Group, Inc. (The) (Banks)	1.0%	58,841	7,989,431
Progressive Corp. (The) (Insurance)	0.6%	73,898	4,898,698
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	0.7%	79,779	5,372,318
Prudential Financial, Inc. (Insurance)	0.6%	52,845	4,954,747
Public Storage (Equity Real Estate Investment Trusts (REITs))	0.5%	18,990	4,049,807
S&P Global, Inc. (Capital Markets)	0.7%	31,872	5,828,114
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	0.9%	39,187	7,276,634
State Street Corp. (Capital Markets)	0.5%	48,085	3,511,167
SunTrust Banks, Inc. (Banks)	0.5%	58,389	3,660,407
T. Rowe Price Group, Inc. (Capital Markets)	0.4%	30,821	3,062,375
Travelers Cos., Inc. (The) (Insurance)	0.5%	33,923	4,422,542
US Bancorp (Banks)	1.3%	194,064	10,568,726
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	45,172	2,867,970

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA FINANCIALS UYG :: 45

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Visa, Inc., Class A (IT Services)	3.9%	225,156	$31,906,857
Wells Fargo & Co. (Banks)	3.7%	549,317	29,816,927
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	47,149	3,410,287
Willis Towers Watson plc (Insurance)	0.3%	16,573	2,642,565
Other Common Stocks	23.3%	5,507,318	189,228,658
Total Common Stocks (Cost $510,198,146)			655,306,593
		Principal Amount
Short-Term Investments — 11.1%
Repurchase Agreements (b) — 11.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $89,592,632 (Cost $89,575,773)		$89,575,773	89,575,773
Total Investments — 91.9% (Cost $599,773,919)			744,882,366
Other assets less liabilities — 8.1%			65,735,193
Net Assets — 100.0%			$810,617,559

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $93,839,215.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$211,249,381
Aggregate gross unrealized depreciation	(21,785,682)
Net unrealized appreciation	$189,463,699
Federal income tax cost	$600,565,240

Swap Agreements1

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
28,353,651	11/6/2019	Bank of America NA	2.82%	iShares® U.S. Financials ETF	1,406,481
45,515,627	11/6/2020	Bank of America NA	2.87%	Dow Jones U.S. FinancialsSM Index[6]	365,453
73,869,278					1,771,934	(1,398,712)	—	373,222
66,209,657	11/6/2019	Citibank NA	2.92%	Dow Jones U.S. FinancialsSM Index[6]	1,363,553	(765,746)	—	597,807
250,931,504	1/13/2020	Credit Suisse International	2.92%	Dow Jones U.S. FinancialsSM Index[6]	6,052,027	—	(5,630,067)	421,960
178,644,751	11/13/2019	Deutsche Bank AG	2.87%	Dow Jones U.S. FinancialsSM Index[6]	6,505,158	(2,886,302)	(3,618,856)	—
4,963,055	11/6/2019	Goldman Sachs International	2.72%	iShares® U.S. Financials ETF	(49,852)
70,197,474	11/13/2019	Goldman Sachs International	2.72%	Dow Jones U.S. FinancialsSM Index[6]	2,437,417
75,160,529					2,387,565	(1,835,224)	—	552,341

See accompanying notes to the financial statements.

46 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
13,982,354	11/13/2019	Morgan Stanley & Co. International plc	2.92%	Dow Jones U.S. FinancialsSM Index[6]	409,502
137,944,699	1/6/2020	Morgan Stanley & Co. International plc	2.52%	iShares® U.S. Financials ETF	3,045,631
151,927,053					3,455,133	(2,323,000)	—	1,132,133
34,218,104	11/6/2019	Societe Generale	3.07%	Dow Jones U.S. FinancialsSM Index[6]	4,003,531	(3,817,892)	—	185,639
136,386,834	11/6/2019	UBS AG	2.87%	Dow Jones U.S. FinancialsSM Index[6]	19,607,672	—	—	19,607,672
967,347,710					45,146,573
				Total Unrealized Appreciation	45,196,425
				Total Unrealized Depreciation	(49,852)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Summary Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Financials invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Banks	24.9%
Capital Markets	11.3%
Consumer Finance	3.1%
Diversified Financial Services	6.8%
Equity Real Estate Investment Trusts (REITs)	15.3%
Insurance	10.9%
IT Services	6.8%
Mortgage Real Estate Investment Trusts (REITs)	0.8%
Professional Services	0.2%
Real Estate Management & Development	0.4%
Thrifts & Mortgage Finance	0.3%
Other[1]	19.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA FINANCIALS UYG :: 47

Investments	Principal Amount	Value
Short-Term Investments — 79.1%
Repurchase Agreements (a) — 79.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $22,015,317 (Cost $22,011,174)	$22,011,174	$22,011,174
Total Investments — 79.1% (Cost $22,011,174)		22,011,174
Other assets less liabilities — 20.9%		5,801,607
Net Assets — 100.0%		$27,812,781

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,651,051
Aggregate gross unrealized depreciation	(3,018,594)
Net unrealized depreciation	$(367,543)
Federal income tax cost	$22,011,174

Swap Agreements1,6

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
107,435	11/6/2020	Bank of America NA	2.52%	iShares® China Large-Cap ETF	2,085	—	—	2,085
3,126,950	11/6/2019	Citibank NA	1.47%	iShares® China Large-Cap ETF	102,867	—	—	102,867
11,518,826	11/6/2019	Credit Suisse International	2.07%	iShares® China Large-Cap ETF	(868,647)	—	868,647	—
1,702,851	11/6/2020	Deutsche Bank AG	2.52%	iShares® China Large-Cap ETF	59,305	—	(33,587)	25,718
1,164,185	11/6/2020	Goldman Sachs International	0.72%	iShares® China Large-Cap ETF	74,382	—	—	74,382
88,562	11/6/2019	Morgan Stanley & Co. International plc	2.17%	iShares® China Large-Cap ETF	(2,149,947)	—	2,134,202	(15,745)
33,965,290	11/6/2019	Societe Generale	1.82%	iShares® China Large-Cap ETF	1,877,426	(1,531,523)	(9,555)	336,348
3,849,878	11/6/2019	UBS AG	1.32%	iShares® China Large-Cap ETF	534,986	—	—	534,986
55,523,977					(367,543)
				Total Unrealized Appreciation	2,651,051
				Total Unrealized Depreciation	(3,018,594)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

48 :: XPP ULTRA FTSE CHINA 50 :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA FTSE CHINA 50 XPP :: 49

Investments	Principal Amount	Value
Short-Term Investments — 68.5%
Repurchase Agreements (a) — 68.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,517,236 (Cost $4,516,387)	$4,516,387	$4,516,387
Total Investments — 68.5% (Cost $4,516,387)		4,516,387
Other assets less liabilities — 31.5%		2,078,520
Net Assets — 100.0%		$6,594,907

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,957
Aggregate gross unrealized depreciation	(1,384,617)
Net unrealized depreciation	$(1,374,660)
Federal income tax cost	$4,516,387

Swap Agreements1,6

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
8,830,996	11/6/2019	Bank of America NA	2.62%	Vanguard® FTSE Europe ETF Shares	(325,226)	—	325,226	—
237,677	11/6/2019	Citibank NA	2.42%	Vanguard® FTSE Europe ETF Shares	(375,095)	—	375,095	—
710,334	11/6/2019	Credit Suisse International	2.12%	Vanguard® FTSE Europe ETF Shares	(235,950)	—	235,950	—
1,913,137	11/6/2019	Goldman Sachs International	2.02%	Vanguard® FTSE Europe ETF Shares	(254,996)	—	254,996	—
845,890	11/6/2019	Morgan Stanley & Co. International plc	2.57%	Vanguard® FTSE Europe ETF Shares	9,957	(5)	—	9,952
45,314	11/6/2019	Societe Generale	2.32%	Vanguard® FTSE Europe ETF Shares	(151,097)	—	80,000	(71,097)
598,840	11/6/2019	UBS AG	2.32%	Vanguard® FTSE Europe ETF Shares	(42,253)	—	42,253	—
13,182,188					(1,374,660)
				Total Unrealized Appreciation	9,957
				Total Unrealized Depreciation	(1,384,617)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

50 :: UPV ULTRA FTSE EUROPE :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA FTSE EUROPE UPV :: 51

Investments	Shares	Value
Exchange Traded Funds — 72.4%
VanEck Vectors Gold Miners ETF (Cost $6,608,873)	295,009	$5,631,722
	Principal Amount
Short-Term Investments — 9.0%
Repurchase Agreements (a) — 9.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $704,719 (Cost $704,586)	$704,586	704,586
Total Investments — 81.4% (Cost $7,313,459)		6,336,308
Other assets less liabilities — 18.6%		1,451,300
Net Assets — 100.0%		$7,787,608

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,139,100)
Net unrealized depreciation	$(2,139,100)
Federal income tax cost	$7,231,408

Swap Agreements1,6

Ultra Gold Miners had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,465,991	11/6/2019	Bank of America NA	2.77%	VanEck Vectors Gold Miners ETF	(122,074)	—	122,074	—
3,255,281	11/6/2019	Goldman Sachs International	2.77%	VanEck Vectors Gold Miners ETF	(288,624)	—	288,624	—
150,029	1/7/2019	Morgan Stanley & Co. International plc	2.82%	VanEck Vectors Gold Miners ETF	(88,071)	—	88,071	—
3,417,936	1/7/2019	Societe Generale	2.82%	VanEck Vectors Gold Miners ETF	(367,937)	—	367,937	—
1,632,139	1/7/2019	UBS AG	2.77%	VanEck Vectors Gold Miners ETF	(377,294)	—	377,294	—
9,921,376					(1,244,000)
				Total Unrealized Depreciation	(1,244,000)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

52 :: GDXX ULTRA GOLD MINERS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 84.4%
Biotechnology — 15.8%
AbbVie, Inc.	49,574	$4,673,341
ACADIA Pharmaceuticals, Inc.*	3,193	60,859
Agios Pharmaceuticals, Inc.*	1,652	108,702
Alexion Pharmaceuticals, Inc.*	7,295	898,379
Alkermes plc*	5,087	185,370
Alnylam Pharmaceuticals, Inc.*	2,932	237,961
Amgen, Inc.	21,190	4,412,818
Biogen, Inc.*	6,594	2,200,550
BioMarin Pharmaceutical, Inc.*	5,815	558,414
Bluebird Bio, Inc.*	1,772	217,761
Celgene Corp.*	23,025	1,662,866
Clovis Oncology, Inc.*	1,723	29,653
Exact Sciences Corp.*	4,017	313,246
Exelixis, Inc.*	9,757	198,165
FibroGen, Inc.*	2,459	106,622
Gilead Sciences, Inc.	42,440	3,053,134
Immunomedics, Inc.*	5,312	106,718
Incyte Corp.*	5,777	371,172
Intercept Pharmaceuticals, Inc.*	720	79,855
Intrexon Corp.*	2,331	22,844
Ionis Pharmaceuticals, Inc.*	4,497	262,130
Ligand Pharmaceuticals, Inc.*	689	108,704
Loxo Oncology, Inc.*	919	129,046
Madrigal Pharmaceuticals, Inc.*	273	31,572
Myriad Genetics, Inc.*	2,308	74,410
Neurocrine Biosciences, Inc.*	2,961	261,367
OPKO Health, Inc.*	11,905	44,525
Portola Pharmaceuticals, Inc.*	2,164	47,283
Regeneron Pharmaceuticals, Inc.*	2,539	928,385
Sage Therapeutics, Inc.*	1,528	176,163
Sarepta Therapeutics, Inc.*	2,169	280,820
Seattle Genetics, Inc.*	3,482	217,904
TESARO, Inc.*	1,403	65,071
Ultragenyx Pharmaceutical, Inc.*	1,544	82,867
United Therapeutics Corp.*	1,424	168,174
Vertex Pharmaceuticals, Inc.*	8,370	1,513,212
		23,890,063
Health Care Equipment & Supplies — 18.7%
Abbott Laboratories	57,433	4,252,914
ABIOMED, Inc.*	1,467	488,042
Align Technology, Inc.*	2,392	549,897
Avanos Medical, Inc.*	1,548	73,855
Baxter International, Inc.	16,265	1,114,966
Becton Dickinson and Co.	8,758	2,213,584
Boston Scientific Corp.*	45,272	1,705,396
Cantel Medical Corp.	1,188	102,025
Cooper Cos., Inc. (The)	1,610	448,916
Danaher Corp.	20,158	2,208,107
DENTSPLY SIRONA, Inc.	7,282	275,114
DexCom, Inc.*	2,891	374,645
Investments	Shares	Value
Common Stocks (a) (continued)
Edwards Lifesciences Corp.*	6,853	$1,110,255
Globus Medical, Inc., Class A*	2,402	115,993
Haemonetics Corp.*	1,692	181,518
Hill-Rom Holdings, Inc.	2,174	210,791
Hologic, Inc.*	8,907	395,560
ICU Medical, Inc.*	542	130,346
IDEXX Laboratories, Inc.*	2,834	577,456
Inogen, Inc.*	573	84,437
Insulet Corp.*	1,929	161,901
Integra LifeSciences Holdings Corp.*	2,316	124,207
Intuitive Surgical, Inc.*	3,725	1,977,491
LivaNova plc*	1,591	160,993
Masimo Corp.*	1,568	173,139
Medtronic plc	44,212	4,311,996
Neogen Corp.*	1,697	110,067
NuVasive, Inc.*	1,683	107,190
Penumbra, Inc.*	1,013	141,030
ResMed, Inc.	4,671	522,171
STERIS plc	2,768	329,613
Stryker Corp.	10,163	1,783,200
Teleflex, Inc.	1,500	413,130
Varian Medical Systems, Inc.*	2,999	370,047
West Pharmaceutical Services, Inc.	2,409	263,930
Zimmer Biomet Holdings, Inc.	6,661	779,470
		28,343,392
Health Care Providers & Services — 17.6%
Acadia Healthcare Co., Inc.*	2,888	98,105
Anthem, Inc.	8,513	2,469,366
Brookdale Senior Living, Inc.*	6,146	52,548
Centene Corp.*	6,718	955,636
Chemed Corp.	527	166,943
Cigna Corp.	7,968	1,779,892
CVS Health Corp.	42,301	3,392,527
DaVita, Inc.*	4,155	274,479
Encompass Health Corp.	3,237	243,455
Express Scripts Holding Co.*	18,407	1,867,758
HCA Healthcare, Inc.	8,836	1,272,296
HealthEquity, Inc.*	1,772	157,159
Henry Schein, Inc.*	5,011	446,981
Humana, Inc.	4,509	1,485,580
Laboratory Corp. of America Holdings*	3,336	485,855
Magellan Health, Inc.*	806	43,943
McKesson Corp.	6,540	814,230
MEDNAX, Inc.*	3,058	122,932
Molina Healthcare, Inc.*	2,019	282,074
Patterson Cos., Inc.	2,701	68,524
Quest Diagnostics, Inc.	4,474	396,262
Tenet Healthcare Corp.*	2,716	70,806
UnitedHealth Group, Inc.	31,510	8,865,654
Universal Health Services, Inc., Class B	2,818	388,856
WellCare Health Plans, Inc.*	1,636	416,984
		26,618,845

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 53

Investments	Shares	Value
Common Stocks (a) (continued)
Health Care Technology — 0.1%
Teladoc Health, Inc.*	2,275	$142,074
Life Sciences Tools & Services — 5.5%
Agilent Technologies, Inc.	10,435	754,972
Bio-Rad Laboratories, Inc., Class A*	655	179,771
Bio-Techne Corp.	1,235	199,354
Bruker Corp.	3,275	108,533
Charles River Laboratories International, Inc.*	1,568	211,445
Illumina, Inc.*	4,813	1,624,388
IQVIA Holdings, Inc.*	5,302	663,121
Mettler-Toledo International, Inc.*	823	523,971
PRA Health Sciences, Inc.*	1,899	221,689
Syneos Health, Inc.*	1,989	102,871
Thermo Fisher Scientific, Inc.	13,185	3,290,317
Waters Corp.*	2,520	500,422
		8,380,854
Pharmaceuticals — 26.7%
Akorn, Inc.*	3,081	21,136
Allergan plc	10,444	1,635,530
Amneal Pharmaceuticals, Inc.*	2,444	43,283
Bristol-Myers Squibb Co.	53,423	2,855,994
Catalent, Inc.*	4,744	188,100
Eli Lilly & Co.	31,290	3,712,246
Endo International plc*	6,525	78,496
Horizon Pharma plc*	5,455	108,991
Jazz Pharmaceuticals plc*	1,975	298,620
Johnson & Johnson	87,826	12,901,638
Mallinckrodt plc*	2,725	64,828
Medicines Co. (The)*	2,150	47,580
Merck & Co., Inc.	87,066	6,907,816
Mylan NV*	16,877	571,455
Nektar Therapeutics*	5,649	228,163
Perrigo Co. plc	4,119	256,531
Pfizer, Inc.	191,908	8,871,907
Prestige Consumer Healthcare, Inc.*	1,693	65,722
Zoetis, Inc.	15,774	1,480,705
		40,338,741
Total Common Stocks (Cost $128,860,484)		127,713,969
Investments	Principal Amount	Value
Short-Term Investments — 5.2%
Repurchase Agreements (b) — 5.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $7,909,645 (Cost $7,908,156)	$7,908,156	$7,908,156
Total Investments — 89.6% (Cost $136,768,640)		135,622,125
Other assets less liabilities — 10.4%		15,824,600
Net Assets — 100.0%		$151,446,725

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $54,736,852.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,063,268
Aggregate gross unrealized depreciation	(9,486,872)
Net unrealized appreciation	$9,576,396
Federal income tax cost	$137,124,754

See accompanying notes to the financial statements.

54 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
62,704	1/13/2020	Bank of America NA	2.72%	Dow Jones U.S. Health CareSM Index[6]	7,725
19,428,943	11/13/2019	Bank of America NA	2.47%	iShares® U.S. Healthcare ETF	283,948
19,491,647					291,673	—	—	291,673
55,954,592	11/13/2019	Citibank NA	2.52%	Dow Jones U.S. Health CareSM Index[6]	1,877,972	(1,142,246)	—	735,726
587,016	11/13/2019	Credit Suisse International	2.92%	Dow Jones U.S. Health CareSM Index[6]	694,247	—	(694,247)	—
8,630,688	11/6/2020	Goldman Sachs International	2.25%	iShares® U.S. Healthcare ETF	333,560
70,830,933	11/13/2019	Goldman Sachs International	2.72%	Dow Jones U.S. Health CareSM Index[6]	4,120,033
79,461,621					4,453,593	(3,510,405)	—	943,188
282,103	11/6/2020	Morgan Stanley & Co. International plc	2.57%	iShares® U.S. Healthcare ETF	10,948
360,413	11/13/2019	Morgan Stanley & Co. International plc	3.02%	Dow Jones U.S. Health CareSM Index[6]	151,266
642,516					162,214	(159,000)	—	3,214
18,630,077	11/6/2019	Societe Generale	2.97%	Dow Jones U.S. Health CareSM Index[6]	3,596,632	(3,595,159)	(1,473)	—
59,116	11/13/2020	UBS AG	2.67%	Dow Jones U.S. Health CareSM Index[6]	2,694	—	—	2,694
174,826,585					11,079,025
				Total Unrealized Appreciation	11,079,025

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 55

Investments	Shares	Value
Exchange Traded Funds — 62.0%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $2,020,850)	23,395	$1,955,822
	Principal Amount
Short-Term Investments — 22.3%
Repurchase Agreements (a) — 22.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $704,699 (Cost $704,566)	$704,566	704,566
Total Investments — 84.3% (Cost $2,725,416)		2,660,388
Other assets less liabilities — 15.7%		494,880
Net Assets — 100.0%		$3,155,268

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,363
Aggregate gross unrealized depreciation	(78,435)
Net unrealized depreciation	$(43,072)
Federal income tax cost	$2,725,416

Swap Agreements1,6

Ultra High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,351,927	11/6/2019	Citibank NA	2.07%	iShares® iBoxx $ High Yield Corporate Bond ETF	(6,302)	—	6,302	—
2,357,776	11/6/2019	Credit Suisse International	0.57%	iShares® iBoxx $ High Yield Corporate Bond ETF	35,363	—	—	35,363
652,888	12/6/2019	Goldman Sachs International	1.97%	iShares® iBoxx $ High Yield Corporate Bond ETF	(7,105)	—	7,105	—
4,362,591					21,956
				Total Unrealized Appreciation	35,363
				Total Unrealized Depreciation	(13,407)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

56 :: UJB ULTRA HIGH YIELD :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 79.5%
3M Co. (Industrial Conglomerates)	2.9%	2,575	$535,394
Accenture plc, Class A (IT Services)	2.5%	2,813	462,795
AMETEK, Inc. (Electrical Equipment)	0.4%	1,019	74,825
Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.6%	1,319	115,993
Automatic Data Processing, Inc. (IT Services)	1.6%	1,923	283,489
Ball Corp. (Containers & Packaging)	0.4%	1,510	74,156
Boeing Co. (The) (Aerospace & Defense)	4.5%	2,346	813,499
Caterpillar, Inc. (Machinery)	2.0%	2,609	353,963
Corning, Inc. (Electronic Equipment, Instruments & Components)	0.6%	3,556	114,574
CSX Corp. (Road & Rail)	1.4%	3,581	260,088
Cummins, Inc. (Machinery)	0.5%	660	99,700
Deere & Co. (Machinery)	1.2%	1,412	218,691
Eaton Corp. plc (Electrical Equipment)	0.8%	1,903	146,417
Emerson Electric Co. (Electrical Equipment)	1.0%	2,759	186,288
Fastenal Co. (Trading Companies & Distributors)	0.4%	1,260	74,668
FedEx Corp. (Air Freight & Logistics)	1.4%	1,068	244,572
Fidelity National Information Services, Inc. (IT Services)	0.9%	1,444	155,880
Fiserv, Inc.* (IT Services)	0.8%	1,777	140,614
FleetCor Technologies, Inc.* (IT Services)	0.4%	387	74,846
Fortive Corp. (Machinery)	0.6%	1,350	102,694
General Dynamics Corp. (Aerospace & Defense)	1.3%	1,222	225,936
General Electric Co. (Industrial Conglomerates)	1.7%	38,154	286,156
Global Payments, Inc. (IT Services)	0.4%	695	77,708
Harris Corp. (Aerospace & Defense)	0.4%	517	73,905
Honeywell International, Inc. (Industrial Conglomerates)	2.6%	3,260	478,405
Illinois Tool Works, Inc. (Machinery)	1.0%	1,355	188,413
Ingersoll-Rand plc (Machinery)	0.6%	1,077	111,491
International Paper Co. (Containers & Packaging)	0.4%	1,795	82,911
Johnson Controls International plc (Building Products)	0.8%	4,060	141,207
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Lockheed Martin Corp. (Aerospace & Defense)	1.8%	1,088	$326,868
Norfolk Southern Corp. (Road & Rail)	1.2%	1,229	209,839
Northrop Grumman Corp. (Aerospace & Defense)	1.1%	765	198,808
PACCAR, Inc. (Machinery)	0.5%	1,540	95,819
Parker-Hannifin Corp. (Machinery)	0.5%	581	99,955
Paychex, Inc. (IT Services)	0.5%	1,405	99,418
PayPal Holdings, Inc.* (IT Services)	2.4%	5,196	445,869
Raytheon Co. (Aerospace & Defense)	1.2%	1,253	219,701
Republic Services, Inc. (Commercial Services & Supplies)	0.4%	958	74,092
Rockwell Automation, Inc. (Electrical Equipment)	0.5%	541	94,318
Roper Technologies, Inc. (Industrial Conglomerates)	0.7%	454	135,106
Sherwin-Williams Co. (The) (Chemicals)	0.8%	360	152,665
Square, Inc., Class A* (IT Services)	0.5%	1,323	92,398
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.6%	1,530	117,703
TransDigm Group, Inc.* (Aerospace & Defense)	0.4%	214	77,397
Union Pacific Corp. (Road & Rail)	2.7%	3,247	499,324
United Parcel Service, Inc., Class B (Air Freight & Logistics)	1.9%	3,044	350,943
United Technologies Corp. (Aerospace & Defense)	2.4%	3,570	434,960
Verisk Analytics, Inc.* (Professional Services)	0.5%	724	89,283
Waste Management, Inc. (Commercial Services & Supplies)	0.9%	1,731	162,281
Worldpay, Inc.* (IT Services)	0.6%	1,324	113,612
Other Common Stocks	23.3%	75,326	4,257,507
Total Common Stocks (Cost $16,780,670)			14,547,144

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 57

	Principal Amount	Value
Short-Term Investments — 17.4%
Repurchase Agreements (b) — 17.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $3,189,599 (Cost $3,188,999)	$3,188,999	$3,188,999
Total Investments — 96.9% (Cost $19,969,669)		17,736,143
Other assets less liabilities — 3.1%		569,992
Net Assets — 100.0%		$18,306,135

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,469,596.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$947,161
Aggregate gross unrealized depreciation	(4,133,549)
Net unrealized depreciation	$(3,186,388)
Federal income tax cost	$19,977,925

Swap Agreements1

Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
657,064	11/13/2019	Bank of America NA	2.62%	Dow Jones U.S. IndustrialsSM Index	18,929
732,712	11/6/2020	Bank of America NA	2.32%	iShares® U.S. Industrials ETF	(43)
1,389,776					18,886	—	—	18,886
637,167	11/6/2020	Citibank NA	2.52%	Dow Jones U.S. IndustrialsSM Index	466	—	—	466
126,827	11/13/2019	Credit Suisse International	2.92%	Dow Jones U.S. IndustrialsSM Index	81,443	—	(587)	80,856
168,636	11/13/2019	Deutsche Bank AG	2.77%	Dow Jones U.S. IndustrialsSM Index	(195,498)	—	195,498	—
607,040	11/6/2019	Goldman Sachs International	2.72%	Dow Jones U.S. IndustrialsSM Index	221,428	(221,428)	—	—
807,517	11/13/2019	Morgan Stanley & Co. International plc	2.82%	Dow Jones U.S. IndustrialsSM Index	(1,055,996)
4,043,774	12/6/2019	Morgan Stanley & Co. International plc	2.57%	iShares® U.S. Industrials ETF	(441)
4,851,291					(1,056,437)	989,356	67,081	—

See accompanying notes to the financial statements.

58 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
397,495	11/13/2019	Societe Generale	2.72%	Dow Jones U.S. IndustrialsSM Index	(401,326)	110,579	290,747	—
13,865,645	11/6/2019	UBS AG	2.67%	Dow Jones U.S. IndustrialsSM Index	386,432	—	—	386,432
22,043,877					(944,606)
				Total Unrealized Appreciation	708,698
				Total Unrealized Depreciation	(1,653,304)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Industrials invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	15.2%
Air Freight & Logistics	4.1%
Building Products	2.1%
Chemicals	0.8%
Commercial Services & Supplies	2.3%
Construction & Engineering	1.0%
Construction Materials	0.8%
Containers & Packaging	2.6%
Electrical Equipment	3.6%
Electronic Equipment, Instruments & Components	4.2%
Industrial Conglomerates	8.0%
IT Services	13.2%
Life Sciences Tools & Services	0.2%
Machinery	10.9%
Marine	0.1%
Paper & Forest Products	0.1%
Professional Services	2.0%
Road & Rail	6.4%
Trading Companies & Distributors	1.8%
Transportation Infrastructure	0.1%
Other[1]	20.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 59

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 77.6%
Alleghany Corp. (Insurance)	0.4%	994	$627,244
American Financial Group, Inc. (Insurance)	0.3%	4,692	480,273
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	0.3%	5,830	448,735
Atmos Energy Corp. (Gas Utilities)	0.5%	7,414	709,298
Brown & Brown, Inc. (Insurance)	0.3%	15,465	448,794
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.4%	6,189	588,945
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.4%	11,479	505,306
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	0.5%	2,790	773,723
Donaldson Co., Inc. (Machinery)	0.3%	8,604	482,168
East West Bancorp, Inc. (Banks)	0.4%	9,663	518,806
Encompass Health Corp. (Health Care Providers & Services)	0.3%	6,593	495,860
FactSet Research Systems, Inc. (Capital Markets)	0.4%	2,556	599,356
Graco, Inc. (Machinery)	0.3%	11,150	491,157
IDEX Corp. (Machinery)	0.5%	5,120	703,488
Ingredion, Inc. (Food Products)	0.3%	4,738	494,932
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	6,712	470,444
Leidos Holdings, Inc. (IT Services)	0.5%	10,040	632,520
Lennox International, Inc. (Building Products)	0.4%	2,418	546,250
Liberty Property Trust (Equity Real Estate Investment Trusts (REITs))	0.3%	9,863	446,695
Live Nation Entertainment, Inc.* (Entertainment)	0.4%	9,201	512,312
MarketAxess Holdings, Inc. (Capital Markets)	0.4%	2,502	544,761
Molina Healthcare, Inc.* (Health Care Providers & Services)	0.4%	4,117	575,186
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	10,469	524,078
NVR, Inc.* (Household Durables)	0.4%	228	558,600
OGE Energy Corp. (Electric Utilities)	0.4%	13,327	528,016
Old Dominion Freight Line, Inc. (Road & Rail)	0.4%	4,378	598,604
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	13,360	$506,878
Pool Corp. (Distributors)	0.3%	2,697	438,290
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	0.3%	3,866	451,317
PTC, Inc.* (Software)	0.4%	7,079	612,263
Reinsurance Group of America, Inc. (Insurance)	0.5%	4,251	635,014
RPM International, Inc. (Chemicals)	0.4%	8,900	586,955
Sabre Corp. (IT Services)	0.3%	18,355	469,337
SEI Investments Co. (Capital Markets)	0.3%	8,786	471,808
Service Corp. International (Diversified Consumer Services)	0.4%	12,028	555,693
Signature Bank (Banks)	0.3%	3,693	455,458
Steel Dynamics, Inc. (Metals & Mining)	0.4%	15,660	551,232
STERIS plc (Health Care Equipment & Supplies)	0.5%	5,644	672,087
Teledyne Technologies, Inc.* (Aerospace & Defense)	0.4%	2,391	536,971
Teleflex, Inc. (Health Care Equipment & Supplies)	0.6%	3,056	841,683
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	12,434	443,769
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	0.4%	16,677	634,226
Tyler Technologies, Inc.* (Software)	0.3%	2,582	497,706
UGI Corp. (Gas Utilities)	0.5%	11,600	666,420
Ultimate Software Group, Inc. (The)* (Software)	0.4%	2,081	549,218
Wabtec Corp. (Machinery)	0.4%	5,722	541,301
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	0.4%	4,906	537,501
WEX, Inc.* (IT Services)	0.3%	2,877	445,849
WR Berkley Corp. (Insurance)	0.4%	6,418	505,610
Zebra Technologies Corp., Class A* (Electronic Equipment, Instruments & Components)	0.4%	3,582	644,044
Other Common Stocks	58.5%	2,369,637	83,935,896
Total Common Stocks (Cost $116,742,098)			111,492,077

See accompanying notes to the financial statements.

60 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 16.3%
Repurchase Agreements (b) — 16.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $23,330,683 (Cost $23,326,292)	$23,326,292	$23,326,292
Total Investments — 93.9% (Cost $140,068,390)		134,818,369
Other assets less liabilities — 6.1%		8,718,527
Net Assets — 100.0%		$143,536,896

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,394,249.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,794,156
Aggregate gross unrealized depreciation	(14,467,642)
Net unrealized depreciation	$(6,673,486)
Federal income tax cost	$141,765,985

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	25	12/21/2018	USD	$4,697,000	$64,232

Swap Agreements1

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
12,427,920	11/6/2020	Bank of America NA	2.72%	S&P MidCap 400®	(26,327)	7,969	18,358	—
19,589,439	11/6/2020	BNP Paribas SA	2.72%	S&P MidCap 400®	(231,573)	162,038	69,535	—
16,791,718	11/6/2019	Citibank NA	2.62%	S&P MidCap 400®	(201,605)	—	201,605	—
15,086,082	11/6/2019	Credit Suisse International	2.77%	S&P MidCap 400®	246,962	—	—	246,962
15,356,395	11/6/2019	Goldman Sachs International	2.67%	S&P MidCap 400®	38,848
44,720,413	11/6/2020	Goldman Sachs International	2.42%	SPDR® S&P MidCap 400® ETF Trust	(221,707)
60,076,808					(182,859)	—	182,859	—
10,806,900	11/6/2019	Morgan Stanley & Co. International plc	2.82%	S&P MidCap 400®	1,562,618	(1,427,000)	—	135,618

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 61

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
21,807,568	11/6/2019	Societe Generale	2.62%	S&P MidCap 400®	(871,815)	828,865	42,950	—
14,461,327	11/6/2020	UBS AG	2.77%	S&P MidCap 400®	(85,503)	—	85,503	—
171,047,762					209,898
				Total Unrealized Appreciation	1,848,428
				Total Unrealized Depreciation	(1,638,530)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	0.7%
Airlines	0.3%
Auto Components	0.6%
Automobiles	0.2%
Banks	5.9%
Beverages	0.1%
Biotechnology	0.7%
Building Products	0.4%
Capital Markets	2.3%
Chemicals	2.0%
Commercial Services & Supplies	1.2%
Communications Equipment	1.0%
Construction & Engineering	1.0%
Construction Materials	0.2%
Consumer Finance	0.3%
Containers & Packaging	1.1%
Distributors	0.3%
Diversified Consumer Services	0.8%
Electric Utilities	1.1%
Electrical Equipment	1.0%
Electronic Equipment, Instruments & Components	3.3%
Energy Equipment & Services	1.1%
Entertainment	0.7%
Equity Real Estate Investment Trusts (REITs)	7.0%
Food & Staples Retailing	0.4%

See accompanying notes to the financial statements.

62 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Food Products	1.4%
Gas Utilities	1.8%
Health Care Equipment & Supplies	3.5%
Health Care Providers & Services	1.7%
Health Care Technology	0.3%
Hotels, Restaurants & Leisure	3.1%
Household Durables	1.1%
Household Products	0.1%
Industrial Conglomerates	0.3%
Insurance	3.8%
Interactive Media & Services	0.1%
IT Services	2.3%
Leisure Products	0.5%
Life Sciences Tools & Services	1.3%
Machinery	4.0%
Marine	0.2%
Media	0.9%
Metals & Mining	1.6%
Multiline Retail	0.4%
Multi-Utilities	0.8%
Oil, Gas & Consumable Fuels	2.3%
Paper & Forest Products	0.3%
Personal Products	0.3%
Pharmaceuticals	0.4%
Professional Services	0.8%
Real Estate Management & Development	0.4%
Road & Rail	1.4%
Semiconductors & Semiconductor Equipment	2.2%
Software	2.7%
Specialty Retail	1.7%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	0.4%
Trading Companies & Distributors	0.6%
Water Utilities	0.3%
Wireless Telecommunication Services	0.2%
Other[1]	22.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 63

Investments	Principal Amount	Value
Short-Term Investments — 74.1%
Repurchase Agreements (a) — 74.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $5,817,112 (Cost $5,816,017)	$5,816,017	$5,816,017
Total Investments — 74.1% (Cost $5,816,017)		5,816,017
Other assets less liabilities — 25.9%		2,036,398
Net Assets — 100.0%		$7,852,415

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,702,594)
Net unrealized depreciation	$(5,702,594)
Federal income tax cost	$5,816,017

Swap Agreements1,6

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,778,471	11/6/2019	Bank of America NA	2.62%	iShares® MSCI Brazil Capped ETF	(1,179,562)	—	1,179,562	—
3,085,860	11/6/2019	Citibank NA	2.02%	iShares® MSCI Brazil Capped ETF	(2,013,933)	—	2,013,933	—
1,109,649	11/6/2020	Credit Suisse International	1.82%	iShares® MSCI Brazil Capped ETF	(22,948)	—	22,948	—
98,835	11/6/2019	Morgan Stanley & Co. International plc	2.57%	iShares® MSCI Brazil Capped ETF	(254,280)	—	254,280	—
5,286,917	11/6/2019	Societe Generale	2.57%	iShares® MSCI Brazil Capped ETF	(2,117,782)	—	2,117,782	—
4,303,959	11/6/2020	UBS AG	2.32%	iShares® MSCI Brazil Capped ETF	(114,089)	—	114,089	—
15,663,691					(5,702,594)
				Total Unrealized Depreciation	(5,702,594)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

64 :: UBR ULTRA MSCI BRAZIL CAPPED :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 68.8%
Repurchase Agreements (a) — 68.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,751,369 (Cost $4,750,473)	$4,750,473	$4,750,473
Total Investments — 68.8% (Cost $4,750,473)		4,750,473
Other assets less liabilities — 31.2%		2,153,108
Net Assets — 100.0%		$6,903,581

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$402,362
Aggregate gross unrealized depreciation	(2,374,724)
Net unrealized depreciation	$(1,972,362)
Federal income tax cost	$4,750,473

Swap Agreements1,6

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
577,962	11/6/2019	Bank of America NA	2.62%	iShares® MSCI EAFE ETF	(84,017)	—	84,017	—
1,035,985	11/6/2019	Citibank NA	2.62%	iShares® MSCI EAFE ETF	(204,264)	—	204,264	—
1,028,742	11/6/2019	Credit Suisse International	2.02%	iShares® MSCI EAFE ETF	6,453	—	—	6,453
864,796	11/6/2020	Deutsche Bank AG	2.72%	iShares® MSCI EAFE ETF	(16,625)	—	—	(16,625)
3,542,097	11/6/2019	Goldman Sachs International	2.77%	iShares® MSCI EAFE ETF	(428,812)	—	428,812	—
498,121	11/6/2019	Morgan Stanley & Co. International plc	2.72%	iShares® MSCI EAFE ETF	395,909	(395,909)	—	—
1,247,570	11/6/2019	Societe Generale	3.02%	iShares® MSCI EAFE ETF	(206,526)	—	20,000	(186,526)
5,006,901	11/6/2019	UBS AG	2.52%	iShares® MSCI EAFE ETF	(1,434,480)	—	1,434,480	—
13,802,174					(1,972,362)
				Total Unrealized Appreciation	402,362
				Total Unrealized Depreciation	(2,374,724)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA MSCI EAFE EFO :: 65

Investments	Principal Amount	Value
Short-Term Investments — 88.2%
Repurchase Agreements (a) — 88.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $20,738,544 (Cost $20,734,640)	$20,734,640	$20,734,640
Total Investments — 88.2% (Cost $20,734,640)		20,734,640
Other assets less liabilities — 11.8%		2,768,660
Net Assets — 100.0%		$23,503,300

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,320
Aggregate gross unrealized depreciation	(3,601,229)
Net unrealized depreciation	$(3,438,909)
Federal income tax cost	$20,734,640

Swap Agreements1,6

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,162,501	11/6/2020	Bank of America NA	2.57%	iShares® MSCI Emerging Markets ETF	4,078	—	—	4,078
3,626,645	11/6/2019	Citibank NA	2.37%	iShares® MSCI Emerging Markets ETF	(401,931)	—	401,931	—
215,146	11/6/2019	Credit Suisse International	2.12%	iShares® MSCI Emerging Markets ETF	(2,654,385)	—	2,654,385	—
2,313,985	11/6/2020	Deutsche Bank AG	2.37%	iShares® MSCI Emerging Markets ETF	20,194	—	(20,194)	—
1,054,349	11/6/2020	Goldman Sachs International	2.12%	iShares® MSCI Emerging Markets ETF	5,995	—	—	5,995
2,597,360	11/6/2019	Morgan Stanley & Co. International plc	2.47%	iShares® MSCI Emerging Markets ETF	(358,442)	—	358,442	—
33,526,035	11/6/2020	Societe Generale	1.97%	iShares® MSCI Emerging Markets ETF	132,053	(132,053)	—	—
2,431,730	12/6/2019	UBS AG	2.12%	iShares® MSCI Emerging Markets ETF	(186,471)	—	186,471	—
46,927,751					(3,438,909)
				Total Unrealized Appreciation	162,320
				Total Unrealized Depreciation	(3,601,229)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

66 :: EET ULTRA MSCI EMERGING MARKETS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA MSCI EMERGING MARKETS EET :: 67

Investments	Principal Amount	Value
Short-Term Investments — 70.2%
Repurchase Agreements (a) — 70.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,348,957 (Cost $4,348,138)	$4,348,138	$4,348,138
Total Investments — 70.2% (Cost $4,348,138)		4,348,138
Other assets less liabilities — 29.8%		1,845,102
Net Assets — 100.0%		$6,193,240

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(532,934)
Net unrealized depreciation	$(532,934)
Federal income tax cost	$4,348,138

Swap Agreements1,6

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
984,134	11/6/2019	Bank of America NA	2.67%	iShares® MSCI Japan ETF	(183,452)	—	117,000	(66,452)
237,015	12/6/2018	Citibank NA	2.72%	iShares® MSCI Japan ETF	(762)	—	762	—
1,124,129	11/6/2019	Credit Suisse International	2.52%	iShares® MSCI Japan ETF	(49,015)	—	49,015	—
1,240,325	11/6/2020	Goldman Sachs International	2.67%	iShares® MSCI Japan ETF	(4,635)	—	4,635	—
67,653	11/6/2019	Morgan Stanley & Co. International plc	2.82%	iShares® MSCI Japan ETF	(1,749)	—	1,749	—
300,962	11/6/2019	Societe Generale	2.72%	iShares® MSCI Japan ETF	(1,226)	—	1,226	—
8,486,046	12/7/2018	UBS AG	2.32%	iShares® MSCI Japan ETF	(292,095)	—	292,095	—
12,440,264					(532,934)
				Total Unrealized Depreciation	(532,934)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

68 :: EZJ ULTRA MSCI JAPAN :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 87.3%
Biotechnology — 69.6%
ACADIA Pharmaceuticals, Inc.*	46,512	$886,519
Acceleron Pharma, Inc.*	17,116	905,950
Achaogen, Inc.*	16,823	27,085
Achillion Pharmaceuticals, Inc.*	51,569	149,034
Acorda Therapeutics, Inc.*	17,668	360,957
Adamas Pharmaceuticals, Inc.*	10,117	103,598
Adaptimmune Therapeutics plc, ADR*	28,412	175,018
Aduro Biotech, Inc.*	29,422	72,967
Agios Pharmaceuticals, Inc.*	21,580	1,419,964
Aimmune Therapeutics, Inc.*	21,761	516,824
Akebia Therapeutics, Inc.*	21,224	171,490
Alder Biopharmaceuticals, Inc.*	25,393	339,758
Alexion Pharmaceuticals, Inc.*	82,928	10,212,583
Alkermes plc*	57,796	2,106,086
Alnylam Pharmaceuticals, Inc.*	37,457	3,040,010
AMAG Pharmaceuticals, Inc.*	12,830	231,582
Amarin Corp. plc, ADR*	108,493	1,952,874
Amgen, Inc.	123,366	25,690,970
Amicus Therapeutics, Inc.*	70,382	777,017
AnaptysBio, Inc.*	9,949	741,996
Arbutus Biopharma Corp.*	20,613	89,873
Ardelyx, Inc.*	23,092	62,810
Arena Pharmaceuticals, Inc.*	18,363	753,071
Array BioPharma, Inc.*	79,091	1,259,920
Arrowhead Pharmaceuticals, Inc.*	32,751	475,545
Ascendis Pharma A/S, ADR*	14,696	992,127
Atara Biotherapeutics, Inc.*	16,874	674,116
Athenex, Inc.*	24,689	326,389
Audentes Therapeutics, Inc.*	15,814	386,652
Aurinia Pharmaceuticals, Inc.*	31,333	189,878
Axovant Sciences Ltd.*	45,426	82,221
BeiGene Ltd., ADR*	13,880	2,127,943
Bellicum Pharmaceuticals, Inc.*	16,132	73,723
BioCryst Pharmaceuticals, Inc.*	40,700	373,626
Biogen, Inc.*	69,733	23,271,297
BioMarin Pharmaceutical, Inc.*	66,080	6,345,662
Bluebird Bio, Inc.*	20,079	2,467,508
Blueprint Medicines Corp.*	16,331	936,910
Calithera Biosciences, Inc.*	13,389	66,008
Calyxt, Inc.*	12,038	138,678
Cara Therapeutics, Inc.*	14,621	265,810
Celgene Corp.*	250,068	18,059,911
Celldex Therapeutics, Inc.*	60,452	18,051
Cellectis SA, ADR*	5,987	131,834
ChemoCentryx, Inc.*	18,748	188,417
Chimerix, Inc.*	17,868	58,786
China Biologic Products Holdings, Inc.*	13,869	1,137,813
Clovis Oncology, Inc.*	19,592	337,178
Coherus Biosciences, Inc.*	25,231	279,055
Investments	Shares	Value
Common Stocks (a) (continued)
Concert Pharmaceuticals, Inc.*	8,713	$124,857
Corbus Pharmaceuticals Holdings, Inc.*	21,290	146,901
Corvus Pharmaceuticals, Inc.*	10,862	64,955
CRISPR Therapeutics AG*	17,711	678,863
Curis, Inc.*	12,346	10,588
Cytokinetics, Inc.*	20,327	159,770
CytomX Therapeutics, Inc.*	16,732	230,902
DBV Technologies SA, ADR*	9,953	150,290
Eagle Pharmaceuticals, Inc.*	5,602	282,341
Editas Medicine, Inc.*	17,739	552,747
Enanta Pharmaceuticals, Inc.*	7,212	570,758
Epizyme, Inc.*	29,428	218,356
Esperion Therapeutics, Inc.*	9,976	530,324
Exelixis, Inc.*	110,903	2,252,440
FibroGen, Inc.*	31,379	1,360,593
Five Prime Therapeutics, Inc.*	13,240	170,002
Flexion Therapeutics, Inc.*	14,072	229,514
G1 Therapeutics, Inc.*	13,803	527,689
Galapagos NV, ADR*	3,931	395,930
Genomic Health, Inc.*	13,341	1,054,606
Geron Corp.*	68,328	110,008
Gilead Sciences, Inc.	325,495	23,416,111
Global Blood Therapeutics, Inc.*	19,371	610,961
GlycoMimetics, Inc.*	16,025	184,127
Grifols SA, ADR	52,252	1,030,409
Halozyme Therapeutics, Inc.*	53,693	886,471
ImmunoGen, Inc.*	55,454	305,552
Immunomedics, Inc.*	69,525	1,396,757
Incyte Corp.*	79,102	5,082,304
Inovio Pharmaceuticals, Inc.*	34,047	182,152
Insmed, Inc.*	28,666	513,408
Insys Therapeutics, Inc.*	27,628	166,044
Intellia Therapeutics, Inc.*	16,074	287,885
Intercept Pharmaceuticals, Inc.*	11,000	1,220,010
Ionis Pharmaceuticals, Inc.*	51,080	2,977,453
Iovance Biotherapeutics, Inc.*	43,902	424,532
Ironwood Pharmaceuticals, Inc.*	51,786	715,683
Jounce Therapeutics, Inc.*	12,141	52,449
Karyopharm Therapeutics, Inc.*	22,538	234,395
Kura Oncology, Inc.*	14,129	179,438
Lexicon Pharmaceuticals, Inc.*	39,404	319,172
Ligand Pharmaceuticals, Inc.*	7,855	1,239,283
Loxo Oncology, Inc.*	11,339	1,592,222
MacroGenics, Inc.*	15,714	270,438
MannKind Corp.*	56,926	101,328
Mersana Therapeutics, Inc.*	8,617	45,670
Minerva Neurosciences, Inc.*	14,430	114,141
Momenta Pharmaceuticals, Inc.*	29,144	345,065
Myriad Genetics, Inc.*	26,392	850,878
NantKwest, Inc.*	29,470	50,394
Neurocrine Biosciences, Inc.*	33,665	2,971,610

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 69

Investments	Shares	Value
Common Stocks (a) (continued)
NewLink Genetics Corp.*	13,848	$26,173
Novavax, Inc.*	142,365	294,696
OPKO Health, Inc.*	208,294	779,020
PDL BioPharma, Inc.*	54,105	166,102
Portola Pharmaceuticals, Inc.*	24,594	537,379
Progenics Pharmaceuticals, Inc.*	31,425	163,096
Prothena Corp. plc*	14,826	178,060
PTC Therapeutics, Inc.*	18,702	664,295
Puma Biotechnology, Inc.*	14,149	328,823
Ra Pharmaceuticals, Inc.*	12,035	189,792
Radius Health, Inc.*	16,921	282,073
Regeneron Pharmaceuticals, Inc.*	30,302	11,079,926
REGENXBIO, Inc.*	13,177	789,434
Repligen Corp.*	16,303	1,054,315
Retrophin, Inc.*	15,043	369,155
Rigel Pharmaceuticals, Inc.*	61,936	175,279
Sage Therapeutics, Inc.*	17,194	1,982,296
Sangamo Therapeutics, Inc.*	37,828	467,932
Sarepta Therapeutics, Inc.*	24,723	3,200,887
Savara, Inc.*	13,061	117,157
Seattle Genetics, Inc.*	59,085	3,697,539
Seres Therapeutics, Inc.*	15,185	126,795
Shire plc, ADR	27,965	4,910,095
Spark Therapeutics, Inc.*	13,981	589,020
Spectrum Pharmaceuticals, Inc.*	39,428	570,129
Syndax Pharmaceuticals, Inc.*	8,691	44,324
Synergy Pharmaceuticals, Inc.*	92,281	35,657
TESARO, Inc.*	20,434	947,729
Tocagen, Inc.*	7,424	95,770
Ultragenyx Pharmaceutical, Inc.*	18,671	1,002,073
uniQure NV*	13,815	404,503
United Therapeutics Corp.*	16,213	1,914,755
Vanda Pharmaceuticals, Inc.*	19,493	488,105
Veracyte, Inc.*	14,676	179,634
Vertex Pharmaceuticals, Inc.*	66,833	12,082,738
Vital Therapies, Inc.*	15,766	4,988
Voyager Therapeutics, Inc.*	12,069	137,587
Xencor, Inc.*	20,773	872,674
		219,991,875
Health Care Equipment & Supplies — 0.5%
Cerus Corp.*	49,792	261,408
Novocure Ltd.*	34,568	1,186,374
		1,447,782
Health Care Providers & Services — 0.1%
PetIQ, Inc.*	7,928	247,353
Health Care Technology — 0.0% (b)
NantHealth, Inc.*	40,736	36,291
Investments	Shares	Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 8.4%
Bio-Techne Corp.	14,039	$2,266,175
Illumina, Inc.*	52,266	17,639,775
Luminex Corp.	16,599	487,513
Medpace Holdings, Inc.*	13,237	819,503
NanoString Technologies, Inc.*	11,080	191,351
Pacific Biosciences of California, Inc.*	55,083	430,749
PRA Health Sciences, Inc.*	23,955	2,796,507
Syneos Health, Inc.*	38,297	1,980,721
		26,612,294
Pharmaceuticals — 8.7%
Aclaris Therapeutics, Inc.*	14,738	137,358
Aerie Pharmaceuticals, Inc.*	16,828	671,269
Akcea Therapeutics, Inc.*	31,895	1,080,922
Amphastar Pharmaceuticals, Inc.*	17,210	373,801
ANI Pharmaceuticals, Inc.*	4,397	244,429
Aratana Therapeutics, Inc.*	17,738	115,297
Assertio Therapeutics, Inc.*	23,783	118,558
Avadel Pharmaceuticals plc, ADR*	15,593	47,715
Collegium Pharmaceutical, Inc.*	12,360	237,188
Dermira, Inc.*	15,639	181,569
Dova Pharmaceuticals, Inc.*	10,496	156,390
Endo International plc*	83,325	1,002,400
Endocyte, Inc.*	29,662	700,913
Foamix Pharmaceuticals Ltd.*	20,166	80,462
GW Pharmaceuticals plc, ADR*	9,895	1,217,283
Horizon Pharma plc*	62,004	1,238,840
Innoviva, Inc.*	37,772	689,717
Intra-Cellular Therapies, Inc.*	20,360	294,202
Jazz Pharmaceuticals plc*	22,480	3,398,976
Kala Pharmaceuticals, Inc.*	11,936	75,197
Marinus Pharmaceuticals, Inc.*	15,077	70,410
Medicines Co. (The)*	27,457	607,623
Mylan NV*	191,852	6,496,109
MyoKardia, Inc.*	14,928	926,581
Nabriva Therapeutics plc*	24,738	50,466
Nektar Therapeutics*	64,174	2,591,988
Neos Therapeutics, Inc.*	17,225	33,761
Omeros Corp.*	18,065	252,007
Pacira Pharmaceuticals, Inc.*	15,244	736,743
Paratek Pharmaceuticals, Inc.*	11,804	89,356
Reata Pharmaceuticals, Inc., Class A*	8,836	557,993
Revance Therapeutics, Inc.*	13,746	280,968
Sienna Biopharmaceuticals, Inc.*	7,739	78,241
Strongbridge Biopharma plc*	17,383	90,739
Supernus Pharmaceuticals, Inc.*	19,427	921,228
Teligent, Inc.*	19,924	41,043
Tetraphase Pharmaceuticals, Inc.*	19,668	35,206

See accompanying notes to the financial statements.

70 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
TherapeuticsMD, Inc.*	87,599	$440,623
Theravance Biopharma, Inc.*	20,503	566,088
Zogenix, Inc.*	15,566	639,607
		27,569,266
Total Common Stocks (Cost $319,613,969)		275,904,861
	Number of Rights
Rights — 0.0% (b)
Pharmaceuticals — 0.0% (b)
Corium International, Inc., CVR*(c)(d) (Cost $—)	13,485	2,427
	Principal Amount
Short-Term Investments — 10.5%
Repurchase Agreements (e) — 10.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $33,256,734 (Cost $33,250,476)	$33,250,476	33,250,476
Total Investments — 97.8% (Cost $352,864,445)		309,157,764
Other assets less liabilities — 2.2%		7,066,222
Net Assets — 100.0%		$316,223,986

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $50,845,895.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to $2,427, which represents approximately 0.00% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,858,776
Aggregate gross unrealized depreciation	(74,005,757)
Net unrealized depreciation	$(40,146,981)
Federal income tax cost	$354,748,693

Swap Agreements1

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
30,221,090	11/6/2019	Bank of America NA	2.42%	NASDAQ Biotechnology Index®	(693,803)
47,314,050	11/6/2020	Bank of America NA	1.95%	iShares® Nasdaq Biotechnology ETF	(1,245,086)
77,535,140					(1,938,889)	1,905,553	33,336	—
24,386,006	11/6/2019	Citibank NA	2.37%	NASDAQ Biotechnology Index®	789,291	(490,235)	—	299,056
19,770,196	11/13/2019	Credit Suisse International	2.67%	NASDAQ Biotechnology Index®	(529,186)	502,337	26,849	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 71

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
106,971,673	11/6/2019	Deutsche Bank AG	2.52%	NASDAQ Biotechnology Index®	302,006	—	(302,006)	—
517,052	11/13/2019	Goldman Sachs International	2.72%	NASDAQ Biotechnology Index®	160,087	(160,087)	—	—
2,582,761	12/6/2019	Morgan Stanley & Co. International plc	2.27%	iShares® Nasdaq Biotechnology ETF	9,998
9,405,881	12/6/2019	Morgan Stanley & Co. International plc	2.67%	NASDAQ Biotechnology Index®	33,554
11,988,642					43,552	—	—	43,552
37,108,466	11/6/2019	Societe Generale	2.82%	NASDAQ Biotechnology Index®	3,797,723	(3,629,765)	—	167,958
76,829,716	11/6/2019	UBS AG	2.32%	NASDAQ Biotechnology Index®	2,819,364	—	—	2,819,364
355,106,891					5,443,948
				Total Unrealized Appreciation	7,912,023
				Total Unrealized Depreciation	(2,468,075)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

72 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 88.3%
Electric Utilities — 0.5%
OGE Energy Corp.	11,521	$456,462
Energy Equipment & Services — 9.6%
Apergy Corp.*	4,461	152,923
Baker Hughes a GE Co.	29,279	668,147
Core Laboratories NV	2,553	212,180
Dril-Quip, Inc.*	2,166	85,037
Ensco plc, Class A	25,216	142,975
Halliburton Co.	50,758	1,595,324
Helmerich & Payne, Inc.	6,287	380,992
KLX Energy Services Holdings, Inc.*	1,168	23,582
Nabors Industries Ltd.	18,776	60,647
National Oilwell Varco, Inc.	22,073	708,764
Oceaneering International, Inc.*	5,685	95,451
Patterson-UTI Energy, Inc.	12,691	176,151
Rowan Cos. plc, Class A*	7,332	101,622
Schlumberger Ltd.	79,844	3,600,964
TechnipFMC plc	24,647	569,099
Transocean Ltd.*	24,776	229,921
US Silica Holdings, Inc.	4,470	63,429
Weatherford International plc*	57,518	32,900
		8,900,108
Oil, Gas & Consumable Fuels — 78.0%
Anadarko Petroleum Corp.	29,542	1,562,772
Antero Resources Corp.*	12,802	168,090
Apache Corp.	22,061	775,003
Cabot Oil & Gas Corp.	25,451	640,347
Centennial Resource Development, Inc., Class A*	10,959	170,084
Cheniere Energy, Inc.*	12,253	748,903
Chesapeake Energy Corp.*	52,625	153,665
Chevron Corp.	110,535	13,147,033
Cimarex Energy Co.	5,503	451,136
CNX Resources Corp.*	12,292	170,121
Concho Resources, Inc.*	11,557	1,506,339
ConocoPhillips	67,038	4,436,575
Continental Resources, Inc.*	4,990	228,143
Delek US Holdings, Inc.	4,455	177,264
Devon Energy Corp.	27,022	730,405
Diamondback Energy, Inc.	8,752	966,046
Investments	Shares	Value
Common Stocks (a) (continued)
EOG Resources, Inc.	33,411	$3,451,690
EQT Corp.	15,232	284,991
Equitrans Midstream Corp.*	11,732	261,858
Exxon Mobil Corp.	244,235	19,416,683
Gulfport Energy Corp.*	9,099	77,523
Hess Corp.	14,521	782,537
HollyFrontier Corp.	9,353	584,282
Kinder Morgan, Inc.	109,485	1,868,909
Marathon Oil Corp.	49,274	822,383
Marathon Petroleum Corp.	38,728	2,523,516
Matador Resources Co.*	5,974	136,207
Murphy Oil Corp.	9,382	299,286
Newfield Exploration Co.*	11,527	195,383
Noble Energy, Inc.	27,872	661,681
Oasis Petroleum, Inc.*	15,407	110,006
Occidental Petroleum Corp.	44,111	3,099,680
ONEOK, Inc.	23,720	1,457,120
Parsley Energy, Inc., Class A*	15,166	305,292
PBF Energy, Inc., Class A	6,913	267,395
PDC Energy, Inc.*	3,812	129,379
Phillips 66	24,636	2,303,959
Pioneer Natural Resources Co.	9,830	1,452,383
QEP Resources, Inc.*	13,673	109,794
Range Resources Corp.	11,944	173,785
SemGroup Corp., Class A	3,783	61,398
SM Energy Co.	5,951	121,400
Southwestern Energy Co.*	33,821	163,017
Targa Resources Corp.	13,009	580,592
Valero Energy Corp.	24,657	1,970,094
Whiting Petroleum Corp.*	5,246	158,797
Williams Cos., Inc. (The)	69,765	1,766,450
World Fuel Services Corp.	3,920	101,097
WPX Energy, Inc.*	22,776	317,725
		72,048,218
Semiconductors & Semiconductor Equipment — 0.2%
First Solar, Inc.*	4,354	193,534
Total Common Stocks (Cost $104,678,336)		81,598,322

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA OIL & GAS DIG :: 73

Investments	Principal Amount	Value
Short-Term Investments — 7.9%
Repurchase Agreements (b) — 7.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $7,308,262 (Cost $7,306,887)	$7,306,887	$7,306,887
Total Investments — 96.2% (Cost $111,985,223)		88,905,209
Other assets less liabilities — 3.8%		3,519,054
Net Assets — 100.0%		$92,424,263

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,465,134.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,066,429
Aggregate gross unrealized depreciation	(29,141,986)
Net unrealized depreciation	$(27,075,557)
Federal income tax cost	$112,157,217

Swap Agreements1

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
7,922,948	11/6/2019	Bank of America NA	2.32%	iShares® U.S. Energy ETF	269,883
21,428,768	11/6/2019	Bank of America NA	2.62%	Dow Jones U.S. Oil & GasSM Index	1,187,126
29,351,716					1,457,009	(1,457,009)	—	—
195,408	11/6/2019	Citibank NA	2.52%	Dow Jones U.S. Oil & GasSM Index	(5,563)	—	5,563	—
7,519,657	11/13/2019	Credit Suisse International	2.92%	Dow Jones U.S. Oil & GasSM Index	87,492	—	—	87,492
1,459,972	11/6/2019	Goldman Sachs International	2.72%	Dow Jones U.S. Oil & GasSM Index	(51,187)
3,305,753	11/6/2019	Goldman Sachs International	2.25%	iShares® U.S. Energy ETF	(538,831)
4,765,725					(590,018)	373,068	216,950	—
4,017,890	12/6/2019	Morgan Stanley & Co. International plc	2.37%	iShares® U.S. Energy ETF	(216,264)
13,193,980	11/13/2019	Morgan Stanley & Co. International plc	2.82%	Dow Jones U.S. Oil & GasSM Index	(1,365,266)
17,211,870					(1,581,530)	—	1,581,530	—

See accompanying notes to the financial statements.

74 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
12,443,344	11/6/2019	Societe Generale	2.72%	Dow Jones U.S. Oil & GasSM Index	(816,513)	743,127	73,386	—
31,478,179	11/6/2019	UBS AG	2.82%	Dow Jones U.S. Oil & GasSM Index	(2,374,426)	699,439	1,674,987	—
102,965,899					(3,823,549)
				Total Unrealized Appreciation	1,544,501
				Total Unrealized Depreciation	(5,368,050)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA OIL & GAS DIG :: 75

Investments	Shares	Value
Common Stocks (a) — 79.8%
Airlines — 0.2%
American Airlines Group, Inc.	84,304	$3,385,649
Automobiles — 0.6%
Tesla, Inc.*	31,230	10,945,490
Beverages — 2.0%
Monster Beverage Corp.*	101,147	6,036,453
PepsiCo, Inc.	258,916	31,572,217
		37,608,670
Biotechnology — 5.0%
Alexion Pharmaceuticals, Inc.*	40,800	5,024,520
Amgen, Inc.	118,494	24,676,375
Biogen, Inc.*	36,876	12,306,259
BioMarin Pharmaceutical, Inc.*	32,511	3,122,031
Celgene Corp.*	128,763	9,299,264
Gilead Sciences, Inc.	237,312	17,072,225
Incyte Corp.*	38,917	2,500,417
Regeneron Pharmaceuticals, Inc.*	19,430	7,104,579
Shire plc, ADR	13,763	2,416,508
Vertex Pharmaceuticals, Inc.*	46,788	8,458,803
		91,980,981
Commercial Services & Supplies — 0.2%
Cintas Corp.	19,455	3,645,478
Communications Equipment — 2.2%
Cisco Systems, Inc.	860,935	41,212,958
Electric Utilities — 0.3%
Xcel Energy, Inc.	92,939	4,874,651
Entertainment — 3.1%
Activision Blizzard, Inc.	139,573	6,961,901
Electronic Arts, Inc.*	55,802	4,691,274
NetEase, Inc., ADR	13,969	3,171,941
Netflix, Inc.*	79,720	22,810,284
Take-Two Interactive Software, Inc.*	20,837	2,285,194
Twenty-First Century Fox, Inc., Class A	192,962	9,545,830
Twenty-First Century Fox, Inc., Class B	146,181	7,167,254
		56,633,678
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	80,281	18,567,390
Walgreens Boots Alliance, Inc.	181,674	15,382,337
		33,949,727
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 1.3%
Kraft Heinz Co. (The)	223,200	$11,409,984
Mondelez International, Inc., Class A	268,475	12,076,006
		23,485,990
Health Care Equipment & Supplies — 1.1%
Align Technology, Inc.*	14,701	3,379,613
Hologic, Inc.*	49,817	2,212,373
IDEXX Laboratories, Inc.*	15,854	3,230,411
Intuitive Surgical, Inc.*	20,825	11,055,368
		19,877,765
Health Care Providers & Services — 0.7%
Express Scripts Holding Co.*	102,920	10,443,292
Henry Schein, Inc.*	28,028	2,500,098
		12,943,390
Health Care Technology — 0.2%
Cerner Corp.*	60,229	3,487,861
Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	63,520	7,306,706
Starbucks Corp.	246,971	16,477,905
Wynn Resorts Ltd.	19,888	2,175,747
		25,960,358
Interactive Media & Services — 11.0%
Alphabet, Inc., Class A*	54,722	60,722,267
Alphabet, Inc., Class C*	64,055	70,103,714
Baidu, Inc., ADR*	51,389	9,675,521
Facebook, Inc., Class A*	441,491	62,078,049
		202,579,551
Internet & Direct Marketing Retail — 10.2%
Amazon.com, Inc.*	89,289	150,913,589
Booking Holdings, Inc.*	8,684	16,429,086
Ctrip.com International Ltd., ADR*	85,291	2,460,645
eBay, Inc.*	181,153	5,407,417
Expedia Group, Inc.	25,021	3,022,287
JD.com, Inc., ADR*	168,902	3,585,789
MercadoLibre, Inc.*	8,083	2,844,974
Qurate Retail, Inc.*	78,903	1,753,225
		186,417,012
IT Services — 2.6%
Automatic Data Processing, Inc.	80,197	11,822,642
Cognizant Technology Solutions Corp., Class A	106,220	7,566,051
Fiserv, Inc.*	74,129	5,865,828

See accompanying notes to the financial statements.

76 :: QLD ULTRA QQQ :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Paychex, Inc.	65,724	$4,650,630
PayPal Holdings, Inc.*	216,688	18,593,997
		48,499,148
Leisure Products — 0.1%
Hasbro, Inc.	23,242	2,115,022
Life Sciences Tools & Services — 0.5%
Illumina, Inc.*	26,912	9,082,800
Machinery — 0.2%
PACCAR, Inc.	64,170	3,992,657
Media — 3.0%
Charter Communications, Inc., Class A*	42,447	13,973,552
Comcast Corp., Class A	837,063	32,653,828
Liberty Global plc, Class A*	37,819	939,046
Liberty Global plc, Class C*	101,067	2,454,917
Sirius XM Holdings, Inc.	821,617	5,118,674
		55,140,017
Multiline Retail — 0.2%
Dollar Tree, Inc.*	43,552	3,779,007
Pharmaceuticals — 0.2%
Mylan NV*	94,382	3,195,775
Professional Services — 0.2%
Verisk Analytics, Inc.*	30,151	3,718,221
Road & Rail — 0.7%
CSX Corp.	157,217	11,418,671
JB Hunt Transport Services, Inc.	20,018	2,129,114
		13,547,785
Semiconductors & Semiconductor Equipment — 8.6%
Analog Devices, Inc.	68,039	6,254,145
Applied Materials, Inc.	179,947	6,708,424
ASML Holding NV (Registered), NYRS	13,249	2,270,216
Broadcom, Inc.	79,027	18,761,800
Intel Corp.	844,115	41,623,311
KLA-Tencor Corp.	28,585	2,817,338
Lam Research Corp.	28,847	4,527,825
Maxim Integrated Products, Inc.	50,897	2,846,160
Microchip Technology, Inc.	43,118	3,233,850
Investments	Shares	Value
Common Stocks (a) (continued)
Micron Technology, Inc.*	212,322	$8,187,136
NVIDIA Corp.	111,308	18,191,067
NXP Semiconductors NV	62,910	5,244,807
QUALCOMM, Inc.	222,300	12,951,198
Skyworks Solutions, Inc.	32,768	2,384,527
Texas Instruments, Inc.	177,979	17,771,203
Xilinx, Inc.	46,303	4,282,101
		158,055,108
Software — 11.5%
Adobe, Inc.*	89,641	22,490,030
Autodesk, Inc.*	40,028	5,784,046
Cadence Design Systems, Inc.*	51,771	2,331,766
Check Point Software Technologies Ltd.*	28,600	3,197,766
Citrix Systems, Inc.*	24,834	2,706,161
Intuit, Inc.	47,351	10,158,210
Microsoft Corp.	1,403,784	155,665,608
Symantec Corp.	113,782	2,515,720
Synopsys, Inc.*	27,204	2,501,136
Workday, Inc., Class A*	26,728	4,383,392
		211,733,835
Specialty Retail — 0.8%
O'Reilly Automotive, Inc.*	14,753	5,116,045
Ross Stores, Inc.	68,926	6,037,918
Ulta Beauty, Inc.*	10,948	3,260,205
		14,414,168
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc.	884,191	157,898,829
Seagate Technology plc	52,572	2,265,328
Western Digital Corp.	53,337	2,420,966
		162,585,123
Trading Companies & Distributors — 0.2%
Fastenal Co.	52,530	3,112,929
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	155,100	10,616,595
Vodafone Group plc, ADR	86,933	1,868,190
		12,484,785
Total Common Stocks (Cost $1,620,253,168)		1,464,445,589

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA QQQ QLD :: 77

Investments	Principal Amount	Value
Short-Term Investments — 16.9%
Repurchase Agreements (b) — 16.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $309,982,559 (Cost $309,924,228)	$309,924,228	$309,924,228
Total Investments — 96.7% (Cost $1,930,177,396)		1,774,369,817
Other assets less liabilities — 3.3%		59,732,644
Net Assets — 100.0%		$1,834,102,461

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $265,322,140.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR   American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,250,142
Aggregate gross unrealized depreciation	(230,733,574)
Net unrealized depreciation	$(144,483,432)
Federal income tax cost	$1,931,216,557

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	1,284	12/21/2018	USD	$178,488,840	$1,239,022

Swap Agreements1

Ultra QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
18,166,519	11/6/2019	Bank of America NA	2.68%	NASDAQ-100 Index®	(26,268,869)	25,901,345	367,524	—
242,395,367	11/6/2019	BNP Paribas SA	2.82%	NASDAQ-100 Index®	3,485,569	(1,669,114)	—	1,816,455
68,618,472	11/6/2019	Citibank NA	2.74%	NASDAQ-100 Index®	(10,464,585)	8,417,010	2,047,575	—
61,787,136	11/6/2020	Credit Suisse International	2.92%	NASDAQ-100 Index®	(14,260,094)	14,054,645	205,449	—
158,381,002	11/6/2020	Deutsche Bank AG	2.82%	NASDAQ-100 Index®	3,330,501	(380,501)	(2,950,000)	—

See accompanying notes to the financial statements.

78 :: QLD ULTRA QQQ :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
188,630,956	11/6/2019	Goldman Sachs International	2.52%	PowerShares QQQ TrustSM, Series 1	11,230,729
361,824,749	11/6/2020	Goldman Sachs International	2.77%	NASDAQ-100 Index®	13,960,881
550,455,705					25,191,610	(21,625,134)	(110,481)	3,455,995
32,330,644	11/6/2019	Morgan Stanley & Co. International plc	2.92%	NASDAQ-100 Index®	6,231,572
385,526,855	11/6/2019	Morgan Stanley & Co. International plc	2.72%	PowerShares QQQ TrustSM, Series 1	3,989,510
417,857,499					10,221,082	(7,534,000)	—	2,687,082
249,836,916	11/6/2019	Societe Generale	2.97%	NASDAQ-100 Index®	21,502,872	(20,617,164)	—	885,708
257,680,611	11/6/2020	UBS AG	2.82%	NASDAQ-100 Index®	(1,613,800)	1,137,715	476,085	—
2,025,179,227					11,124,286
				Total Unrealized Appreciation	63,731,634
				Total Unrealized Depreciation	(52,607,348)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA QQQ QLD :: 79

Investments	Shares	Value
Common Stocks (a) — 77.0%
Equity Real Estate Investment Trusts (REITs) — 70.4%
Acadia Realty Trust	8,128	$233,030
Alexandria Real Estate Equities, Inc.	10,545	1,312,852
American Campus Communities, Inc.	13,665	598,937
American Homes 4 Rent, Class A	25,624	533,748
American Tower Corp.	43,952	7,229,664
Apartment Investment & Management Co., Class A	15,685	738,607
Apple Hospitality REIT, Inc.	21,590	342,633
AvalonBay Communities, Inc.	13,780	2,626,055
Boston Properties, Inc.	15,398	2,020,218
Brandywine Realty Trust	17,807	254,106
Brixmor Property Group, Inc.	30,171	497,822
Camden Property Trust	9,254	880,611
Colony Capital, Inc.	48,830	300,793
Columbia Property Trust, Inc.	11,761	252,509
CoreCivic, Inc.	11,819	259,427
CoreSite Realty Corp.	3,661	356,801
Corporate Office Properties Trust	10,841	265,279
Cousins Properties, Inc.	41,913	354,165
Crown Castle International Corp.	41,356	4,751,804
CubeSmart	18,534	577,149
CyrusOne, Inc.	10,410	583,793
DiamondRock Hospitality Co.	20,719	218,378
Digital Realty Trust, Inc.	20,550	2,364,072
Douglas Emmett, Inc.	16,091	594,080
Duke Realty Corp.	35,622	1,013,802
EastGroup Properties, Inc.	3,565	356,571
EPR Properties	7,409	524,779
Equinix, Inc.	7,928	3,054,500
Equity Commonwealth	12,111	384,766
Equity LifeStyle Properties, Inc.	8,886	884,424
Equity Residential	36,719	2,616,229
Essex Property Trust, Inc.	6,587	1,729,153
Extra Space Storage, Inc.	12,613	1,210,596
Federal Realty Investment Trust	7,327	967,823
First Industrial Realty Trust, Inc.	12,563	402,770
Forest City Realty Trust, Inc., Class A	26,638	673,941
Gaming and Leisure Properties, Inc.	20,033	689,736
GEO Group, Inc. (The)	12,141	282,157
HCP, Inc.	46,843	1,370,626
Healthcare Realty Trust, Inc.	12,485	387,035
Healthcare Trust of America, Inc., Class A	20,688	581,747
Highwoods Properties, Inc.	10,315	447,362
Hospitality Properties Trust	16,387	439,827
Host Hotels & Resorts, Inc.	73,948	1,405,012
Hudson Pacific Properties, Inc.	15,621	482,064
Investments	Shares	Value
Common Stocks (a) (continued)
Invitation Homes, Inc.	29,584	$634,873
Iron Mountain, Inc.	28,528	969,096
JBG SMITH Properties	10,798	432,676
Kilroy Realty Corp.	10,036	703,423
Kimco Realty Corp.	42,014	686,929
Lamar Advertising Co., Class A	8,437	639,862
Lexington Realty Trust	21,284	186,874
Liberty Property Trust	14,740	667,575
Life Storage, Inc.	4,644	453,440
Macerich Co. (The)	10,549	530,509
Mack-Cali Realty Corp.	9,006	195,070
Medical Properties Trust, Inc.	36,377	628,231
Mid-America Apartment Communities, Inc.	11,346	1,174,992
National Health Investors, Inc.	4,204	327,828
National Retail Properties, Inc.	15,649	783,389
Omega Healthcare Investors, Inc.	19,973	757,776
Outfront Media, Inc.	13,887	288,572
Paramount Group, Inc.	20,623	294,290
Park Hotels & Resorts, Inc.	20,055	618,095
Pebblebrook Hotel Trust	13,290	464,087
Physicians Realty Trust	18,151	323,269
Piedmont Office Realty Trust, Inc., Class A	12,798	237,147
PotlatchDeltic Corp.	6,917	256,635
Prologis, Inc.	62,765	4,226,595
Public Storage	14,940	3,186,104
Rayonier, Inc.	12,909	408,312
Realty Income Corp.	28,918	1,853,355
Regency Centers Corp.	16,894	1,075,472
Retail Properties of America, Inc., Class A	21,886	275,545
RLJ Lodging Trust	17,475	355,441
Ryman Hospitality Properties, Inc.	5,115	379,073
Sabra Health Care REIT, Inc.	17,773	342,841
SBA Communications Corp.*	11,449	1,955,604
Senior Housing Properties Trust	23,692	326,002
Simon Property Group, Inc.	30,828	5,724,451
SITE Centers Corp.	14,543	180,915
SL Green Realty Corp.	8,632	832,297
Spirit Realty Capital, Inc.	42,725	317,020
STORE Capital Corp.	18,239	546,440
Sun Communities, Inc.	8,593	894,531
Sunstone Hotel Investors, Inc.	22,758	347,287
Tanger Factory Outlet Centers, Inc.	9,360	221,364
Taubman Centers, Inc.	6,083	322,034
UDR, Inc.	26,689	1,137,485
Uniti Group, Inc.	17,514	349,054

See accompanying notes to the financial statements.

80 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Urban Edge Properties	11,369	$226,698
Ventas, Inc.	35,535	2,256,117
VEREIT, Inc.	96,459	737,911
VICI Properties, Inc.	35,468	772,138
Vornado Realty Trust	17,258	1,241,886
Washington REIT	7,842	211,420
Weingarten Realty Investors	11,878	342,799
Welltower, Inc.	37,092	2,682,864
Weyerhaeuser Co.	75,542	1,995,064
WP Carey, Inc.	15,997	1,083,797
Xenia Hotels & Resorts, Inc.	11,157	226,710
		97,340,717
Mortgage Real Estate Investment Trusts (REITs) — 3.7%
AGNC Investment Corp.	51,981	920,064
Annaly Capital Management, Inc.	128,572	1,290,863
Blackstone Mortgage Trust, Inc., Class A	11,800	414,180
Chimera Investment Corp.	18,639	357,682
Invesco Mortgage Capital, Inc.	11,129	173,835
MFA Financial, Inc.	44,720	324,220
New Residential Investment Corp.	36,410	626,252
Starwood Property Trust, Inc.	26,629	595,691
Two Harbors Investment Corp.	24,733	355,660
		5,058,447
Professional Services — 1.0%
CoStar Group, Inc.*	3,631	1,341,255
Real Estate Management & Development — 1.9%
CBRE Group, Inc., Class A*	31,512	1,376,444
Howard Hughes Corp. (The)*	3,908	432,850
Jones Lang LaSalle, Inc.	4,542	650,415
Realogy Holdings Corp.	12,366	238,169
		2,697,878
Total Common Stocks (Cost $118,922,617)		106,438,297
Investments	Principal Amount	Value
Short-Term Investments — 15.5%
Repurchase Agreements (b) — 15.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $21,389,923 (Cost $21,385,897)	$21,385,897	$21,385,897
Total Investments — 92.5% (Cost $140,308,514)		127,824,194
Other assets less liabilities — 7.5%		10,360,837
Net Assets — 100.0%		$138,185,031

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,463,458.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,495,029
Aggregate gross unrealized depreciation	(16,613,746)
Net unrealized depreciation	$(6,118,717)
Federal income tax cost	$140,484,797

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 81

Swap Agreements1

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
6,498,952	11/6/2019	Bank of America NA	3.27%	Dow Jones U.S. Real EstateSM Index	1,691,075
31,225,680	11/6/2020	Bank of America NA	2.57%	iShares® U.S. Real Estate ETF	833,044
37,724,632					2,524,119	(2,268,734)	—	255,385
5,540,319	11/6/2020	Citibank NA	2.92%	Dow Jones U.S. Real EstateSM Index	158,207	(72,439)	—	85,768
72,812,697	1/14/2019	Credit Suisse International	2.92%	Dow Jones U.S. Real EstateSM Index	4,856,466	—	(4,192,961)	663,505
27,529,337	11/13/2020	Deutsche Bank AG	2.77%	Dow Jones U.S. Real EstateSM Index	597,841	—	(597,841)	—
2,616,200	11/6/2020	Goldman Sachs International	2.72%	Dow Jones U.S. Real EstateSM Index	75,074
5,782,592	11/13/2019	Goldman Sachs International	2.25%	iShares® U.S. Real Estate ETF	97,447
8,398,792					172,521	—	—	172,521
165,309	12/6/2019	Morgan Stanley & Co. International plc	2.72%	Dow Jones U.S. Real EstateSM Index	4,744
719,060	11/13/2019	Morgan Stanley & Co. International plc	2.27%	iShares® U.S. Real Estate ETF	(2,382,079)
884,369					(2,377,335)	2,365,544	11,791	—
3,167,053	11/6/2020	Societe Generale	2.77%	Dow Jones U.S. Real EstateSM Index	99,462	(66,218)	—	33,244
13,431,846	1/6/2020	UBS AG	2.67%	Dow Jones U.S. Real EstateSM Index	510,605	—	—	510,605
169,489,045					6,541,886
				Total Unrealized Appreciation	8,923,965
				Total Unrealized Depreciation	(2,382,079)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

82 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 83.2%
ALLETE, Inc. (Electric Utilities)	0.2%	3,814	$310,383
Blackstone Mortgage Trust, Inc., Class A (Mortgage Real Estate Investment Trusts (REITs))	0.2%	8,278	290,558
CACI International, Inc., Class A* (IT Services)	0.2%	1,818	299,806
Ciena Corp.* (Communications Equipment)	0.2%	10,610	346,098
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	7,454	329,020
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.2%	2,234	297,658
EMCOR Group, Inc. (Construction & Engineering)	0.2%	4,303	313,517
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	10,509	308,965
Etsy, Inc.* (Internet & Direct Marketing Retail)	0.3%	8,845	477,984
First Financial Bankshares, Inc. (Banks)	0.2%	4,810	315,151
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	9,222	295,657
FirstCash, Inc. (Consumer Finance)	0.1%	3,218	286,563
Five Below, Inc.* (Specialty Retail)	0.2%	4,044	423,771
Glacier Bancorp, Inc. (Banks)	0.2%	6,287	296,872
Green Dot Corp., Class A* (Consumer Finance)	0.2%	3,577	298,107
Haemonetics Corp.* (Health Care Equipment & Supplies)	0.2%	3,847	412,706
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	9,177	284,487
HealthEquity, Inc.* (Health Care Providers & Services)	0.2%	4,007	355,381
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Helen of Troy Ltd.* (Household Durables)	0.1%	1,960	$280,339
HubSpot, Inc.* (Software)	0.2%	2,683	373,018
IBERIABANK Corp. (Banks)	0.2%	4,110	307,222
IDACORP, Inc. (Electric Utilities)	0.2%	3,738	367,221
Ingevity Corp.* (Chemicals)	0.2%	3,138	307,555
Insperity, Inc. (Professional Services)	0.1%	2,837	283,814
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	9,598	460,128
Kemper Corp. (Insurance)	0.2%	3,903	297,018
LivaNova plc* (Health Care Equipment & Supplies)	0.2%	3,605	364,790
MAXIMUS, Inc. (IT Services)	0.2%	4,728	336,255
MB Financial, Inc. (Banks)	0.1%	6,148	282,070
Medidata Solutions, Inc.* (Health Care Technology)	0.2%	4,273	329,918
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	0.2%	26,781	313,606
New Jersey Resources Corp. (Gas Utilities)	0.2%	6,458	313,407
New Relic, Inc.* (Software)	0.1%	3,281	286,070
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	0.2%	3,680	326,416
ONE Gas, Inc. (Gas Utilities)	0.2%	3,859	328,362
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	0.2%	10,108	352,971
Planet Fitness, Inc., Class A* (Hotels, Restaurants & Leisure)	0.2%	6,548	361,581
Portland General Electric Co. (Electric Utilities)	0.2%	6,620	318,753
Primerica, Inc. (Insurance)	0.2%	3,192	379,465
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.2%	15,995	294,308

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 83

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Selective Insurance Group, Inc. (Insurance)	0.1%	4,297	$285,192
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	3,179	280,928
Southwest Gas Holdings, Inc. (Gas Utilities)	0.1%	3,632	286,092
Spire, Inc. (Gas Utilities)	0.1%	3,648	287,864
Spirit Airlines, Inc.* (Airlines)	0.2%	5,080	325,730
Teladoc Health, Inc.* (Health Care Technology)	0.2%	4,959	309,690
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.2%	5,021	331,537
Trade Desk, Inc. (The), Class A* (Software)	0.2%	2,408	343,020
ViaSat, Inc.* (Communications Equipment)	0.1%	4,098	283,336
Woodward, Inc. (Machinery)	0.2%	3,968	332,042
Other Common Stocks	74.1%	6,541,089	134,058,828
Total Common Stocks (Cost $158,756,294)			150,331,230
		No. of Rights
Rights — 0.0% (b)
ANI Pharmaceuticals, Inc., CVR*(c)(d)	0.0%	2	—
Omthera Pharmaceuticals, Inc., CVR*(c)(d)	0.0%	3,327	—
Pulse Biosciences, Inc., expiring 12/06/18*(c)(d)	0.0%	752	—
Schuman, Inc., CVR*(c)(d)	0.0%	2,369	4,738
Tobira Therapeutics, Inc., CVR*(c)(d)	0.0%	756	—
XOMA Corp., expiring 12/14/18*(c)(d)	0.0%	56	113
Total Rights (Cost $—)			4,851
	Principal Amount	Value
Short-Term Investments — 16.4%
Repurchase Agreements (e) — 16.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $29,757,810 (Cost $29,752,209)	$29,752,209	$29,752,209
Total Investments — 99.6% (Cost $188,508,503)		180,088,290
Other assets less liabilities — 0.4%		794,311
Net Assets — 100.0%		$180,882,601

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,953,920.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to $4,851, which represents approximately 0.00% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,492,573
Aggregate gross unrealized depreciation	(23,918,848)
Net unrealized depreciation	$(9,426,275)
Federal income tax cost	$188,786,449

See accompanying notes to the financial statements.

84 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	163	12/21/2018	USD	$12,502,100	$180,809

Swap Agreements1

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
19,968,717	11/6/2020	Bank of America NA	2.42%	Russell 2000® Index	(265,769)	248,050	17,719	—
7,060,708	11/6/2019	BNP Paribas SA	2.22%	Russell 2000® Index	103,464	—	(468)	102,996
33,592,061	11/6/2019	Citibank NA	2.37%	Russell 2000® Index	57,190	—	—	57,190
7,298,877	11/6/2019	Credit Suisse International	2.62%	Russell 2000® Index	718,006	—	(570,000)	148,006
27,938,484	11/6/2019	Deutsche Bank AG	2.47%	Russell 2000® Index	(161,614)	136,238	25,376	—
11,467,050	11/6/2019	Goldman Sachs International	2.47%	Russell 2000® Index	48,642	—	—	48,642
3,350,758	11/6/2019	Morgan Stanley & Co. International plc	2.22%	iShares® Russell 2000 ETF	64,955
5,202,703	11/6/2019	Morgan Stanley & Co. International plc	2.42%	Russell 2000® Index	786,818
8,553,461					851,773	(851,773)	—	—
66,500,229	11/6/2019	Societe Generale	2.62%	Russell 2000® Index	(2,332,979)	1,772,409	560,570	—
16,559,597	11/6/2019	UBS AG	2.32%	Russell 2000® Index	72,362	—	—	72,362
198,939,184					(908,925)
				Total Unrealized Appreciation	1,851,437
				Total Unrealized Depreciation	(2,760,362)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 85

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	1.0%
Air Freight & Logistics	0.3%
Airlines	0.5%
Auto Components	0.8%
Automobiles	0.0%*
Banks	8.3%
Beverages	0.3%
Biotechnology	5.1%
Building Products	1.0%
Capital Markets	1.1%
Chemicals	1.6%
Commercial Services & Supplies	2.2%
Communications Equipment	1.4%
Construction & Engineering	0.9%
Construction Materials	0.1%
Consumer Finance	0.6%
Containers & Packaging	0.1%
Distributors	0.1%
Diversified Consumer Services	0.8%
Diversified Financial Services	0.1%
Diversified Telecommunication Services	0.5%
Electric Utilities	1.0%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	2.1%
Energy Equipment & Services	1.3%
Entertainment	0.4%
Equity Real Estate Investment Trusts (REITs)	5.5%
Food & Staples Retailing	0.5%
Food Products	1.0%
Gas Utilities	0.9%
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	1.7%
Health Care Technology	1.0%
Hotels, Restaurants & Leisure	2.5%
Household Durables	1.3%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.3%
Industrial Conglomerates	0.1%
Insurance	2.3%
Interactive Media & Services	0.4%
Internet & Direct Marketing Retail	0.8%
IT Services	1.7%
Leisure Products	0.3%
Life Sciences Tools & Services	0.5%
Machinery	3.1%
Marine	0.1%
Media	1.2%
Metals & Mining	1.0%
Mortgage Real Estate Investment Trusts (REITs)	0.9%
Multiline Retail	0.3%
Multi-Utilities	0.4%
Oil, Gas & Consumable Fuels	2.1%
Paper & Forest Products	0.3%

See accompanying notes to the financial statements.

86 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Personal Products	0.3%
Pharmaceuticals	1.8%
Professional Services	1.2%
Real Estate Management & Development	0.4%
Road & Rail	0.4%
Semiconductors & Semiconductor Equipment	2.2%
Software	4.1%
Specialty Retail	2.6%
Technology Hardware, Storage & Peripherals	0.2%
Textiles, Apparel & Luxury Goods	0.7%
Thrifts & Mortgage Finance	1.9%
Tobacco	0.1%
Trading Companies & Distributors	1.1%
Water Utilities	0.4%
Wireless Telecommunication Services	0.2%
Other[1]	16.8%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 87

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 68.5%
3M Co. (Industrial Conglomerates)	0.4%	43,241	$8,990,669
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	129,318	9,575,998
AbbVie, Inc. (Biotechnology)	0.4%	111,625	10,522,889
Accenture plc, Class A (IT Services)	0.3%	47,231	7,770,444
Adobe, Inc.* (Software)	0.4%	36,099	9,056,878
Alphabet, Inc., Class A* (Interactive Media & Services)	1.0%	22,031	24,446,699
Alphabet, Inc., Class C* (Interactive Media & Services)	1.0%	22,700	24,843,561
Altria Group, Inc. (Tobacco)	0.3%	138,962	7,619,286
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.0%	30,199	51,041,444
Amgen, Inc. (Biotechnology)	0.4%	47,715	9,936,649
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.4%	338,231	60,401,292
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	535,310	16,723,085
Bank of America Corp. (Banks)	0.8%	684,733	19,446,417
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.3%	143,699	31,360,870
Boeing Co. (The) (Aerospace & Defense)	0.5%	39,382	13,656,102
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	141,246	16,799,799
Cisco Systems, Inc. (Communications Equipment)	0.6%	336,973	16,130,898
Citigroup, Inc. (Banks)	0.5%	185,508	12,019,063
Coca-Cola Co. (The) (Beverages)	0.6%	282,152	14,220,461
Comcast Corp., Class A (Media)	0.5%	337,056	13,148,554
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
CVS Health Corp. (Health Care Providers & Services)	0.3%	94,686	$7,593,805
DowDuPont, Inc. (Chemicals)	0.4%	170,087	9,839,533
Eli Lilly & Co. (Pharmaceuticals)	0.3%	70,458	8,359,137
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.0%	312,090	24,811,155
Facebook, Inc., Class A* (Interactive Media & Services)	1.0%	177,773	24,996,662
Home Depot, Inc. (The) (Specialty Retail)	0.6%	84,338	15,207,828
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	54,742	8,033,388
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.7%	339,892	16,760,075
International Business Machines Corp. (IT Services)	0.3%	67,283	8,361,258
Johnson & Johnson (Pharmaceuticals)	1.2%	197,758	29,050,650
JPMorgan Chase & Co. (Banks)	1.1%	247,744	27,546,655
Mastercard, Inc., Class A (IT Services)	0.5%	67,249	13,521,756
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	57,188	10,780,510
Medtronic plc (Health Care Equipment & Supplies)	0.4%	99,551	9,709,209
Merck & Co., Inc. (Pharmaceuticals)	0.6%	196,043	15,554,052
Microsoft Corp. (Software)	2.5%	565,256	62,681,238
Netflix, Inc.* (Entertainment)	0.4%	32,099	9,184,487
Oracle Corp. (Software)	0.4%	208,359	10,159,585
PepsiCo, Inc. (Beverages)	0.5%	104,254	12,712,733
Pfizer, Inc. (Pharmaceuticals)	0.8%	432,119	19,976,861

See accompanying notes to the financial statements.

88 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Philip Morris International, Inc. (Tobacco)	0.4%	114,588	$9,915,300
Procter & Gamble Co. (The) (Household Products)	0.7%	183,486	17,341,262
salesforce.com, Inc.* (Software)	0.3%	55,777	7,962,724
Union Pacific Corp. (Road & Rail)	0.3%	54,510	8,382,548
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	70,947	19,961,648
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.7%	304,578	18,366,053
Visa, Inc., Class A (IT Services)	0.7%	130,966	18,559,192
Walmart, Inc. (Food & Staples Retailing)	0.4%	105,784	10,329,808
Walt Disney Co. (The) (Entertainment)	0.5%	109,628	12,660,938
Wells Fargo & Co. (Banks)	0.7%	319,511	17,343,057
Other Common Stocks	34.1%	12,681,632	853,671,354
Total Common Stocks (Cost $1,901,691,867)			1,717,045,519
	Principal Amount	Value
Short-Term Investments — 19.3%
Repurchase Agreements (b) — 19.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $484,742,029 (Cost $484,650,814)	$484,650,814	$484,650,814
Total Investments — 87.8% (Cost $2,386,342,681)		2,201,696,333
Other assets less liabilities — 12.2%		304,588,397
Net Assets — 100.0%		$2,506,284,730

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $204,646,741.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,708,427
Aggregate gross unrealized depreciation	(250,101,773)
Net unrealized depreciation	$(68,393,346)
Federal income tax cost	$2,390,710,767

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,459	12/21/2018	USD	$201,086,675	$2,864,931

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA S&P500® SSO :: 89

Swap Agreements1

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
311,870,358	11/6/2019	Bank of America NA	2.65%	S&P 500®	(3,532,328)	2,635,999	896,329	—
170,834,677	11/6/2020	BNP Paribas SA	2.87%	S&P 500®	494,384	—	—	494,384
74,911,720	11/6/2019	Citibank NA	2.72%	S&P 500®	9,547,904	(7,870,905)	—	1,676,999
782,391,945	11/6/2019	Credit Suisse International	2.92%	S&P 500®	19,007,295	—	(14,260,000)	4,747,295
191,683,136	11/6/2019	Deutsche Bank AG	2.79%	S&P 500®	54,298,835	(50,520,154)	(3,778,681)	—
58,024,951	11/6/2019	Goldman Sachs International	2.77%	S&P 500®	10,966,919
998,601,232	11/6/2019	Goldman Sachs International	2.67%	SPDR® S&P 500® ETF Trust	13,400,903
1,056,626,183					24,367,822	(18,849,065)	—	5,518,757
56,483,043	1/6/2020	Morgan Stanley & Co. International plc	2.82%	S&P 500®	(30,244,608)	30,072,066	172,542	—
366,217,749	11/6/2019	Societe Generale	2.97%	S&P 500®	15,580,679	(13,031,279)	—	2,549,400
83,462,393	11/6/2019	UBS AG	2.82%	S&P 500®	28,236,174	—	—	28,236,174
3,094,481,204					117,756,157
				Total Unrealized Appreciation	151,533,093
				Total Unrealized Depreciation	(33,776,936)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

90 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	1.7%
Air Freight & Logistics	0.5%
Airlines	0.3%
Auto Components	0.1%
Automobiles	0.3%
Banks	4.1%
Beverages	1.3%
Biotechnology	1.8%
Building Products	0.2%
Capital Markets	1.9%
Chemicals	1.3%
Commercial Services & Supplies	0.3%
Communications Equipment	0.8%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.5%
Containers & Packaging	0.2%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.3%
Diversified Telecommunication Services	1.5%
Electric Utilities	1.3%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	0.3%
Energy Equipment & Services	0.4%
Entertainment	1.4%
Equity Real Estate Investment Trusts (REITs)	1.9%
Food & Staples Retailing	1.1%
Food Products	0.8%
Health Care Equipment & Supplies	2.3%
Health Care Providers & Services	2.4%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.2%
Household Durables	0.2%
Household Products	1.1%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.0%
Insurance	1.6%
Interactive Media & Services	3.0%
Internet & Direct Marketing Retail	2.4%
IT Services	3.2%
Leisure Products	0.0%*
Life Sciences Tools & Services	0.7%
Machinery	1.1%
Media	0.9%
Metals & Mining	0.2%
Multiline Retail	0.3%
Multi-Utilities	0.7%
Oil, Gas & Consumable Fuels	3.4%
Personal Products	0.1%
Pharmaceuticals	3.5%
Professional Services	0.2%
Real Estate Management & Development	0.0%*

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA S&P500® SSO :: 91

Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	2.5%
Software	4.2%
Specialty Retail	1.5%
Technology Hardware, Storage & Peripherals	2.7%
Textiles, Apparel & Luxury Goods	0.5%
Tobacco	0.7%
Trading Companies & Distributors	0.1%
Water Utilities	0.0%*
Other[1]	31.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

92 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 74.0%
Communications Equipment — 0.2%
InterDigital, Inc.	1,260	$94,827
Semiconductors & Semiconductor Equipment — 73.8%
Advanced Micro Devices, Inc.*	31,085	662,110
Analog Devices, Inc.	13,449	1,236,232
Applied Materials, Inc.	35,544	1,325,080
Broadcom, Inc.	15,653	3,716,179
Cirrus Logic, Inc.*	2,208	82,668
Cree, Inc.*	3,685	162,656
Cypress Semiconductor Corp.	13,085	181,881
Entegris, Inc.	5,126	150,704
Integrated Device Technology, Inc.*	4,683	224,503
Intel Corp.	166,806	8,225,204
KLA-Tencor Corp.	5,650	556,864
Lam Research Corp.	5,695	893,887
Marvell Technology Group Ltd.	21,297	343,095
Maxim Integrated Products, Inc.	10,057	562,387
Microchip Technology, Inc.	8,526	639,450
Micron Technology, Inc.*	41,973	1,618,479
MKS Instruments, Inc.	1,985	155,743
Monolithic Power Systems, Inc.	1,410	186,219
NVIDIA Corp.	22,005	3,596,277
ON Semiconductor Corp.*	15,421	295,775
Qorvo, Inc.*	4,547	299,238
QUALCOMM, Inc.	44,416	2,587,676
Semtech Corp.*	2,394	127,696
Silicon Laboratories, Inc.*	1,571	138,829
Skyworks Solutions, Inc.	6,475	471,186
Synaptics, Inc.*	1,282	49,306
Teradyne, Inc.	6,740	240,551
Texas Instruments, Inc.	35,175	3,512,224
Universal Display Corp.	1,536	141,066
Versum Materials, Inc.	3,945	136,655
Xilinx, Inc.	9,150	846,192
		33,366,012
Total Common Stocks (Cost $37,828,279)		33,460,839
Investments	Principal Amount	Value
Short-Term Investments — 32.3%
Repurchase Agreements (b) — 32.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $14,609,374 (Cost $14,606,625)	$14,606,625	$14,606,625
Total Investments — 106.3% (Cost $52,434,904)		48,067,464
Liabilities in excess of other assets — (6.3%)		(2,860,894)
Net Assets — 100.0%		$45,206,570

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,709,440.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$753,119
Aggregate gross unrealized depreciation	(8,256,947)
Net unrealized depreciation	$(7,503,828)
Federal income tax cost	$52,473,198

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA SEMICONDUCTORS USD :: 93

Swap Agreements1

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
109,095	11/6/2019	Bank of America NA	2.62%	Dow Jones U.S. SemiconductorsSM Index[6]	(1,197,670)	1,185,410	12,260	—
273,474	1/13/2020	Credit Suisse International	2.92%	Dow Jones U.S. SemiconductorsSM Index[6]	(1,859)	—	1,859	—
4,608,336	1/6/2020	Deutsche Bank AG	2.77%	Dow Jones U.S. SemiconductorsSM Index[6]	245,008	—	(245,008)	—
2,540,927	12/6/2019	Morgan Stanley & Co. International plc	2.72%	Dow Jones U.S. SemiconductorsSM Index[6]	(38,572)	—	38,572	—
1,445,268	1/6/2020	Societe Generale	2.97%	Dow Jones U.S. SemiconductorsSM Index[6]	(188,511)	181,615	6,896	—
47,967,764	3/6/2020	UBS AG	2.87%	Dow Jones U.S. SemiconductorsSM Index[6]	(1,916,490)	1,832,488	84,002	—
56,944,864					(3,098,094)
				Total Unrealized Appreciation	245,008
				Total Unrealized Depreciation	(3,343,102)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

94 :: USD ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 67.9%
Amedisys, Inc.* (Health Care Providers & Services)	0.4%	732	$99,735
American Equity Investment Life Holding Co. (Insurance)	0.3%	2,281	77,851
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	0.3%	1,200	76,440
Avista Corp. (Multi-Utilities)	0.3%	1,659	86,301
Balchem Corp. (Chemicals)	0.3%	814	70,574
Barnes Group, Inc. (Machinery)	0.3%	1,190	71,459
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	0.3%	709	76,203
Columbia Banking System, Inc. (Banks)	0.3%	1,851	75,299
Community Bank System, Inc. (Banks)	0.3%	1,291	84,767
Darling Ingredients, Inc.* (Food Products)	0.3%	4,160	91,021
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	903	90,318
Emergent BioSolutions, Inc.* (Biotechnology)	0.3%	1,112	80,998
Exponent, Inc. (Professional Services)	0.2%	1,315	66,171
Finisar Corp.* (Communications Equipment)	0.2%	2,961	69,139
First Financial Bancorp (Banks)	0.2%	2,473	69,046
First Financial Bankshares, Inc. (Banks)	0.4%	1,710	112,040
FirstCash, Inc. (Consumer Finance)	0.4%	1,120	99,736
FTI Consulting, Inc.* (Professional Services)	0.2%	965	67,791
Glacier Bancorp, Inc. (Banks)	0.4%	2,135	100,815
Green Dot Corp., Class A* (Consumer Finance)	0.3%	1,195	99,591
Hillenbrand, Inc. (Machinery)	0.2%	1,574	69,744
HMS Holdings Corp.* (Health Care Technology)	0.3%	2,109	75,376
Ingevity Corp.* (Chemicals)	0.4%	1,062	104,087
Integer Holdings Corp.* (Health Care Equipment & Supplies)	0.2%	748	66,258
iRobot Corp.* (Household Durables)	0.2%	692	66,017
John Bean Technologies Corp. (Machinery)	0.1%	798	65,867
Korn/Ferry International (Professional Services)	0.3%	1,438	70,419
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
LHC Group, Inc.* (Health Care Providers & Services)	0.3%	736	$77,184
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	0.3%	1,383	87,198
Monro, Inc. (Specialty Retail)	0.2%	831	67,577
Moog, Inc., Class A (Aerospace & Defense)	0.3%	820	71,709
Neogen Corp.* (Health Care Equipment & Supplies)	0.3%	1,309	84,902
Old National Bancorp (Banks)	0.3%	3,816	71,474
Omnicell, Inc.* (Health Care Technology)	0.3%	992	76,612
Proto Labs, Inc.* (Machinery)	0.3%	683	87,895
PS Business Parks, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	504	71,074
Quaker Chemical Corp. (Chemicals)	0.2%	337	69,503
Qualys, Inc.* (Software)	0.2%	847	66,710
RLI Corp. (Insurance)	0.3%	986	74,758
Selective Insurance Group, Inc. (Insurance)	0.4%	1,486	98,626
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	0.3%	1,673	89,238
Simmons First National Corp., Class A (Banks)	0.2%	2,331	68,531
SkyWest, Inc. (Airlines)	0.3%	1,316	75,907
South Jersey Industries, Inc. (Gas Utilities)	0.2%	2,160	67,392
Spire, Inc. (Gas Utilities)	0.4%	1,280	101,005
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	0.3%	431	73,899
Strategic Education, Inc. (Diversified Consumer Services)	0.3%	544	74,250
Tetra Tech, Inc. (Commercial Services & Supplies)	0.3%	1,398	85,222
Trex Co., Inc.* (Building Products)	0.3%	1,484	94,575
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	0.3%	2,402	83,109
Other Common Stocks	53.7%	674,414	15,075,213
Total Common Stocks (Cost $23,586,924)			19,076,626
		No. of Rights
Right — 0.0% (b)
Schuman, Inc., CVR*(c)(d) (Cost $—)	0.0%	948	1,896

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 95

	Principal Amount	Value
Short-Term Investments — 36.8%
Repurchase Agreements (e) — 36.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $10,323,636 (Cost $10,321,694)	$10,321,694	$10,321,694
Total Investments — 104.7% (Cost $33,908,618)		29,400,216
Liabilities in excess of other assets — (4.7%)		(1,318,790)
Net Assets — 100.0%		$28,081,426

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,846,056.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to $1,896, which represents approximately 0.01% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$848,730
Aggregate gross unrealized depreciation	(8,670,844)
Net unrealized depreciation	$(7,822,114)
Federal income tax cost	$33,960,704

Swap Agreements1

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,300,008	11/6/2020	Bank of America NA	2.59%	S&P SmallCap 600®	22,437	—	—	22,437
3,042,675	11/6/2020	Citibank NA	2.57%	S&P SmallCap 600®	52,520	—	—	52,520
2,680,015	11/6/2019	Credit Suisse International	2.52%	S&P SmallCap 600®	(6,044)	5,451	593	—
23,420,438	11/6/2019	Deutsche Bank AG	2.42%	S&P SmallCap 600®	(3,712,369)	3,623,787	88,582	—
1,160,329	11/6/2019	Morgan Stanley & Co. International plc	2.67%	S&P SmallCap 600®	295,718	(267,000)	—	28,718
3,716,816	11/6/2020	Societe Generale	2.72%	S&P SmallCap 600®	55,697	—	—	55,697
1,762,728	11/6/2020	UBS AG	2.62%	S&P SmallCap 600®	30,415	—	—	30,415
37,083,009					(3,261,626)
				Total Unrealized Appreciation	456,787
				Total Unrealized Depreciation	(3,718,413)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

96 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	1.5%
Air Freight & Logistics	0.5%
Airlines	0.6%
Auto Components	1.4%
Automobiles	0.1%
Banks	6.6%
Beverages	0.2%
Biotechnology	1.6%
Building Products	1.5%
Capital Markets	0.7%
Chemicals	1.9%
Commercial Services & Supplies	1.7%
Communications Equipment	1.1%
Construction & Engineering	0.4%
Construction Materials	0.1%
Consumer Finance	1.1%
Containers & Packaging	0.1%
Distributors	0.1%
Diversified Consumer Services	0.4%
Diversified Telecommunication Services	0.9%
Electric Utilities	0.2%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	2.8%
Energy Equipment & Services	1.3%
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	4.1%
Food & Staples Retailing	0.3%
Food Products	1.1%
Gas Utilities	0.8%
Health Care Equipment & Supplies	2.0%
Health Care Providers & Services	2.3%
Health Care Technology	0.7%
Hotels, Restaurants & Leisure	1.3%
Household Durables	1.2%
Household Products	0.4%
Industrial Conglomerates	0.1%
Insurance	2.5%
Interactive Media & Services	0.1%
Internet & Direct Marketing Retail	0.6%
IT Services	1.3%
Leisure Products	0.3%
Life Sciences Tools & Services	0.3%
Machinery	3.7%
Marine	0.1%
Media	0.4%
Metals & Mining	0.5%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 97

Mortgage Real Estate Investment Trusts (REITs)	0.9%
Multiline Retail	0.0%*
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	1.1%
Paper & Forest Products	0.4%
Personal Products	0.3%
Pharmaceuticals	1.1%
Professional Services	1.3%
Real Estate Management & Development	0.3%
Road & Rail	0.4%
Semiconductors & Semiconductor Equipment	2.4%
Software	1.6%
Specialty Retail	2.8%
Technology Hardware, Storage & Peripherals	0.4%
Textiles, Apparel & Luxury Goods	1.2%
Thrifts & Mortgage Finance	1.1%
Tobacco	0.1%
Trading Companies & Distributors	0.5%
Water Utilities	0.4%
Wireless Telecommunication Services	0.0%*
Other[1]	32.1%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

98 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 92.8%
Communications Equipment — 5.6%
Arista Networks, Inc.*	2,678	$638,649
ARRIS International plc*	8,806	272,105
Ciena Corp.*	7,408	241,649
Cisco Systems, Inc.	237,439	11,366,205
CommScope Holding Co., Inc.*	9,993	180,873
EchoStar Corp., Class A*	2,516	105,269
F5 Networks, Inc.*	3,163	543,941
Finisar Corp.*	6,087	142,132
InterDigital, Inc.	1,813	136,446
Juniper Networks, Inc.	17,912	514,254
Lumentum Holdings, Inc.*	3,263	145,106
Motorola Solutions, Inc.	8,425	1,105,781
NetScout Systems, Inc.*	3,767	100,880
Palo Alto Networks, Inc.*	4,825	834,484
Plantronics, Inc.	1,709	78,221
Ubiquiti Networks, Inc.	1,038	113,121
ViaSat, Inc.*	2,905	200,852
Viavi Solutions, Inc.*	11,775	119,399
		16,839,367
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc.	49,373	928,213
Zayo Group Holdings, Inc.*	11,019	290,020
		1,218,233
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	7,863	728,743
SYNNEX Corp.	2,155	173,995
Tech Data Corp.*	1,992	179,180
		1,081,918
Entertainment — 0.1%
Pandora Media, Inc.*	13,830	120,183
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*	9,067	92,574
athenahealth, Inc.*	2,103	279,909
Cerner Corp.*	17,096	990,029
Medidata Solutions, Inc.*	3,099	239,274
Veeva Systems, Inc., Class A*	6,267	602,635
		2,204,421
Household Durables — 0.1%
Garmin Ltd.	6,276	418,358
Investments	Shares	Value
Common Stocks (a) (continued)
Interactive Media & Services — 18.4%
Alphabet, Inc., Class A*	15,529	$17,231,755
Alphabet, Inc., Class C*	15,991	17,501,030
Cargurus, Inc.*	1,701	66,186
Cars.com, Inc.*	3,327	86,069
Facebook, Inc., Class A*	125,263	17,613,230
IAC/InterActiveCorp*	4,027	716,645
Snap, Inc., Class A*	35,513	231,190
Twitter, Inc.*	37,396	1,176,104
Zillow Group, Inc., Class A*	2,553	92,495
Zillow Group, Inc., Class C*	5,952	217,546
		54,932,250
Internet & Direct Marketing Retail — 0.8%
eBay, Inc.*	48,314	1,442,173
Etsy, Inc.*	6,222	336,237
GrubHub, Inc.*	4,698	367,806
Stamps.com, Inc.*	883	151,399
		2,297,615
IT Services — 5.0%
Akamai Technologies, Inc.*	8,806	605,413
Amdocs Ltd.	7,347	476,894
Booz Allen Hamilton Holding Corp.	7,403	379,848
CACI International, Inc., Class A*	1,285	211,909
Cognizant Technology Solutions Corp., Class A	30,139	2,146,801
DXC Technology Co.	14,608	920,888
EPAM Systems, Inc.*	2,652	345,423
Gartner, Inc.*	4,720	723,057
GoDaddy, Inc., Class A*	8,597	561,040
International Business Machines Corp.	47,415	5,892,262
Leidos Holdings, Inc.	7,819	492,597
Okta, Inc.*	3,873	246,517
Perspecta, Inc.	7,403	156,277
Science Applications International Corp.	2,200	152,944
Teradata Corp.*	6,181	232,591
Twilio, Inc., Class A*	3,996	377,582
VeriSign, Inc.*	5,578	870,503
		14,792,546
Semiconductors & Semiconductor Equipment — 16.0%
Advanced Micro Devices, Inc.*	44,558	949,085
Analog Devices, Inc.	19,306	1,774,608
Applied Materials, Inc.	51,061	1,903,554
Broadcom, Inc.	22,420	5,322,732
Cirrus Logic, Inc.*	3,173	118,797

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 99

Investments	Shares	Value
Common Stocks (a) (continued)
Cree, Inc.*	5,283	$233,192
Cypress Semiconductor Corp.	18,773	260,945
Entegris, Inc.	7,353	216,178
Integrated Device Technology, Inc.*	6,716	321,965
Intel Corp.	239,506	11,810,041
KLA-Tencor Corp.	8,113	799,617
Lam Research Corp.	8,186	1,284,875
Marvell Technology Group Ltd.	30,555	492,241
Maxim Integrated Products, Inc.	14,435	807,205
Microchip Technology, Inc.	12,236	917,700
Micron Technology, Inc.*	60,240	2,322,854
MKS Instruments, Inc.	2,850	223,611
Monolithic Power Systems, Inc.	2,025	267,442
NVIDIA Corp.	31,580	5,161,119
ON Semiconductor Corp.*	22,134	424,530
Qorvo, Inc.*	6,519	429,015
QUALCOMM, Inc.	63,017	3,671,370
Semtech Corp.*	3,444	183,703
Silicon Laboratories, Inc.*	2,256	199,363
Skyworks Solutions, Inc.	9,298	676,615
Synaptics, Inc.*	1,831	70,420
Teradyne, Inc.	9,682	345,551
Texas Instruments, Inc.	50,500	5,042,425
Universal Display Corp.	2,202	202,232
Versum Materials, Inc.	5,662	196,132
Xilinx, Inc.	13,137	1,214,910
		47,844,027
Software — 29.1%
2U, Inc.*	2,982	174,119
ACI Worldwide, Inc.*	6,016	173,742
Adobe, Inc.*	25,437	6,381,889
ANSYS, Inc.*	4,381	709,810
Aspen Technology, Inc.*	3,698	319,137
Autodesk, Inc.*	11,351	1,640,220
Blackbaud, Inc.	2,523	184,810
Cadence Design Systems, Inc.*	14,693	661,773
CDK Global, Inc.	6,722	338,789
Ceridian HCM Holding, Inc.*	1,859	74,583
Citrix Systems, Inc.*	6,699	729,990
CommVault Systems, Inc.*	1,996	117,644
Dell Technologies, Inc., Class V*	10,346	1,091,296
DocuSign, Inc.*	1,135	47,398
Ellie Mae, Inc.*	1,799	121,019
Fair Isaac Corp.*	1,518	301,520
FireEye, Inc.*	10,122	202,541
Fortinet, Inc.*	7,463	551,068
Investments	Shares	Value
Common Stocks (a) (continued)
Guidewire Software, Inc.*	4,166	$387,271
HubSpot, Inc.*	1,874	260,542
Intuit, Inc.	13,443	2,883,927
j2 Global, Inc.	2,427	179,137
LogMeIn, Inc.	2,693	248,375
Manhattan Associates, Inc.*	3,413	169,046
Microsoft Corp.	398,303	44,167,820
New Relic, Inc.*	2,352	205,071
Nuance Communications, Inc.*	14,897	238,203
Nutanix, Inc., Class A*	3,642	162,834
Oracle Corp.	146,821	7,158,992
Paycom Software, Inc.*	2,557	339,493
Pegasystems, Inc.	1,927	104,039
Proofpoint, Inc.*	2,848	276,284
PTC, Inc.*	5,505	476,127
RealPage, Inc.*	3,799	195,952
Red Hat, Inc.*	9,211	1,644,716
RingCentral, Inc., Class A*	3,522	291,974
salesforce.com, Inc.*	39,311	5,612,038
ServiceNow, Inc.*	9,239	1,711,710
Splunk, Inc.*	7,533	841,662
SS&C Technologies Holdings, Inc.	10,702	515,301
Symantec Corp.	32,281	713,733
Synopsys, Inc.*	7,719	709,685
Tableau Software, Inc., Class A*	3,636	453,191
Tyler Technologies, Inc.*	2,010	387,448
Ultimate Software Group, Inc. (The)*	1,622	428,078
Verint Systems, Inc.*	3,330	151,282
VMware, Inc., Class A*	3,824	639,908
Workday, Inc., Class A*	7,593	1,245,252
Zendesk, Inc.*	5,499	326,806
Zscaler, Inc.*	751	29,484
		86,976,729
Technology Hardware, Storage & Peripherals — 16.2%
Apple, Inc.	238,333	42,561,507
Hewlett Packard Enterprise Co.	76,443	1,146,645
HP, Inc.	82,190	1,890,370
NCR Corp.*	6,125	169,724
NetApp, Inc.	13,466	900,471
Pure Storage, Inc., Class A*	8,999	170,171
Seagate Technology plc	13,576	584,990
Western Digital Corp.	15,130	686,751
Xerox Corp.	10,786	290,359
		48,400,988
Total Common Stocks (Cost $308,727,523)		277,126,635

See accompanying notes to the financial statements.

100 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 5.2%
Repurchase Agreements (b) — 5.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $15,619,995 (Cost $15,617,056)	$15,617,056	$15,617,056
Total Investments — 98.0% (Cost $324,344,579)		292,743,691
Other assets less liabilities — 2.0%		6,089,178
Net Assets — 100.0%		$298,832,869

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $99,403,922.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,462,111
Aggregate gross unrealized depreciation	(51,016,398)
Net unrealized depreciation	$(33,554,287)
Federal income tax cost	$324,538,941

Swap Agreements1

Ultra Technology had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
4,830,662	11/6/2019	Bank of America NA	2.22%	iShares® U.S. Technology ETF	(705,868)
15,161,462	11/13/2019	Bank of America NA	2.67%	Dow Jones U.S. TechnologySM Index[6]	2,360,520
19,992,124					1,654,652	(1,634,710)	—	19,942
178,364	11/13/2019	Citibank NA	2.52%	Dow Jones U.S. TechnologySM Index[6]	(406,502)	374,798	31,704	—
2,585,432	11/13/2019	Credit Suisse International	2.92%	Dow Jones U.S. TechnologySM Index[6]	382,504	—	(280,363)	102,141
86,508,430	11/13/2020	Deutsche Bank AG	2.77%	Dow Jones U.S. TechnologySM Index[6]	3,200,227	(1,500,227)	(1,700,000)	—
23,318,514	11/13/2019	Goldman Sachs International	2.25%	iShares® U.S. Technology ETF	(1,140,307)
108,740,116	11/6/2020	Goldman Sachs International	2.72%	Dow Jones U.S. TechnologySM Index[6]	(2,304,230)
132,058,630					(3,444,537)	—	3,444,537	—
3,892,048	12/6/2019	Morgan Stanley & Co. International plc	2.67%	iShares® U.S. Technology ETF	(206,720)
5,283,655	11/13/2019	Morgan Stanley & Co. International plc	2.92%	Dow Jones U.S. TechnologySM Index[6]	1,355,534
9,175,703					1,148,814	(1,133,339)	—	15,475

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 101

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,503,862	1/13/2020	Societe Generale	2.72%	Dow Jones U.S. TechnologySM Index[6]	(10,458,489)	10,401,782	56,707	—
67,692,107	11/6/2019	UBS AG	2.77%	Dow Jones U.S. TechnologySM Index[6]	6,164,294	—	—	6,164,294
319,694,652					(1,759,037)
				Total Unrealized Appreciation	13,463,079
				Total Unrealized Depreciation	(15,222,116)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

102 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 73.4%
Communications Equipment — 34.7%
Acacia Communications, Inc.*	132	$5,660
ADTRAN, Inc.	247	3,075
Applied Optoelectronics, Inc.*	112	2,306
Arista Networks, Inc.*	84	20,032
ARRIS International plc*	443	13,689
CalAmp Corp.*	187	3,310
Ciena Corp.*	370	12,069
Cisco Systems, Inc.	2,345	112,255
CommScope Holding Co., Inc.*	443	8,018
Comtech Telecommunications Corp.	128	3,269
EchoStar Corp., Class A*	167	6,987
Extreme Networks, Inc.*	677	4,455
F5 Networks, Inc.*	107	18,401
Finisar Corp.*	403	9,410
Juniper Networks, Inc.	655	18,805
Lumentum Holdings, Inc.*	175	7,782
Motorola Solutions, Inc.	223	29,269
NETGEAR, Inc.*	114	6,316
NetScout Systems, Inc.*	276	7,391
Oclaro, Inc.*	697	5,625
Palo Alto Networks, Inc.*	123	21,273
Plantronics, Inc.	118	5,401
Ubiquiti Networks, Inc.	74	8,065
ViaSat, Inc.*	160	11,062
Viavi Solutions, Inc.*	748	7,585
		351,510
Diversified Telecommunication Services — 30.6%
AT&T, Inc.	3,537	110,496
ATN International, Inc.	58	4,905
CenturyLink, Inc.	1,274	23,951
Cincinnati Bell, Inc.*	284	3,527
Consolidated Communications Holdings, Inc.	363	4,995
Frontier Communications Corp.*	641	2,288
Globalstar, Inc.*	4,795	1,858
Iridium Communications, Inc.*	355	8,478
ORBCOMM, Inc.*	410	3,887
Verizon Communications, Inc.	2,069	124,761
Vonage Holdings Corp.*	665	7,042
Windstream Holdings, Inc.*	431	1,297
Zayo Group Holdings, Inc.*	449	11,818
		309,303
Investments	Shares	Value
Common Stocks (a) (continued)
Household Durables — 1.6%
Garmin Ltd.	243	$16,198
Wireless Telecommunication Services — 6.5%
Shenandoah Telecommunications Co.	179	8,943
Spok Holdings, Inc.	152	2,215
Sprint Corp.*	1,627	10,217
Telephone & Data Systems, Inc.	293	10,469
T-Mobile US, Inc.*	424	29,023
United States Cellular Corp.*	85	4,748
		65,615
Total Common Stocks (Cost $703,151)		742,626
	Principal Amount
Short-Term Investments — 4.9%
Repurchase Agreements (b) — 4.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $49,730 (Cost $49,721)	$49,721	49,721
Total Investments — 78.3% (Cost $752,872)		792,347
Other assets less liabilities — 21.7%		219,568
Net Assets — 100.0%		$1,011,915

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $435,929.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,574
Aggregate gross unrealized depreciation	(65,867)
Net unrealized appreciation	$101,707
Federal income tax cost	$753,452

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA TELECOMMUNICATIONS LTL :: 103

Swap Agreements1

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
129,390	11/6/2019	Bank of America NA	2.62%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	66,164
143,404	11/6/2020	Bank of America NA	2.62%	iShares® U.S. Telecommunications ETF	(2,306)
272,794					63,858	—	—	63,858
62,400	11/13/2019	Citibank NA	2.52%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	11,545	—	—	11,545
27,193	11/13/2019	Credit Suisse International	2.92%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	259	—	—	259
95,494	11/13/2019	Deutsche Bank AG	2.32%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	18,196	—	(1,896)	16,300
61,120	11/6/2020	Goldman Sachs International	2.72%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	71	—	—	71
172,766	11/13/2019	Morgan Stanley & Co. International plc	2.27%	iShares® U.S. Telecommunications ETF	2,306
329,336	11/13/2019	Morgan Stanley & Co. International plc	2.57%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	(1,712)
502,102					594	—	—	594
49,269	11/6/2019	Societe Generale	2.72%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	(26,813)	—	—	(26,813)
212,011	11/6/2019	UBS AG	2.67%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	(4,898)	—	4,898	—
1,282,383					62,812
				Total Unrealized Appreciation	98,541
				Total Unrealized Depreciation	(35,729)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

104 :: LTL ULTRA TELECOMMUNICATIONS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 67.0%
Electric Utilities — 38.2%
ALLETE, Inc.	643	$52,327
Alliant Energy Corp.	2,928	132,902
American Electric Power Co., Inc.	6,175	480,044
Avangrid, Inc.	697	35,115
Duke Energy Corp.	8,924	790,399
Edison International	4,081	225,761
El Paso Electric Co.	510	28,228
Entergy Corp.	2,266	197,278
Evergy, Inc.	3,403	202,036
Eversource Energy	3,970	271,310
Exelon Corp.	12,100	561,319
FirstEnergy Corp.	6,088	230,309
Hawaiian Electric Industries, Inc.	1,364	52,268
IDACORP, Inc.	631	61,989
NextEra Energy, Inc.	5,908	1,073,543
PG&E Corp.*	6,478	170,890
Pinnacle West Capital Corp.	1,403	125,372
PNM Resources, Inc.	998	43,134
Portland General Electric Co.	1,118	53,832
PPL Corp.	8,764	268,091
Southern Co. (The)	12,704	601,280
Xcel Energy, Inc.	6,377	334,474
		5,991,901
Gas Utilities — 3.6%
Atmos Energy Corp.	1,393	133,268
National Fuel Gas Co.	1,077	57,997
New Jersey Resources Corp.	1,106	53,674
ONE Gas, Inc.	658	55,989
South Jersey Industries, Inc.	1,071	33,415
Southwest Gas Holdings, Inc.	616	48,523
Spire, Inc.	635	50,108
UGI Corp.	2,178	125,126
		558,100
Independent Power and Renewable Electricity Producers — 2.5%
AES Corp.	8,289	128,397
NRG Energy, Inc.	3,801	146,072
Vistra Energy Corp.*	5,067	118,973
		393,442
Multi-Utilities — 20.8%
Ameren Corp.	3,057	209,771
Avista Corp.	823	42,813
Black Hills Corp.	671	44,427
CenterPoint Energy, Inc.	6,152	172,318
CMS Energy Corp.	3,548	184,815
Consolidated Edison, Inc.	3,897	313,124
Dominion Energy, Inc.	8,190	610,155
Investments	Shares	Value
Common Stocks (a) (continued)
DTE Energy Co.	2,277	$272,648
MDU Resources Group, Inc.	2,456	65,010
NiSource, Inc.	4,548	120,158
NorthWestern Corp.	630	40,295
Public Service Enterprise Group, Inc.	6,330	353,847
SCANA Corp.	1,787	83,381
Sempra Energy	3,426	394,744
Vectren Corp.	1,041	74,754
WEC Energy Group, Inc.	3,953	286,514
		3,268,774
Water Utilities — 1.9%
American Water Works Co., Inc.	2,261	215,722
Aqua America, Inc.	2,229	76,432
		292,154
Total Common Stocks (Cost $10,163,788)		10,504,371
	Principal Amount
Short-Term Investments — 23.2%
Repurchase Agreements (b) — 23.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $3,634,686 (Cost $3,634,003)	$3,634,003	3,634,003
Total Investments — 90.2% (Cost $13,797,791)		14,138,374
Other assets less liabilities — 9.8%		1,538,093
Net Assets — 100.0%		$15,676,467

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,900,788.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,658,022
Aggregate gross unrealized depreciation	(577,865)
Net unrealized appreciation	$1,080,157
Federal income tax cost	$13,803,782

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRA UTILITIES UPW :: 105

Swap Agreements1

Ultra Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,652,527	1/6/2020	Bank of America NA	2.52%	Dow Jones U.S. UtilitiesSM Index[6]	130,324
4,815,165	1/6/2020	Bank of America NA	2.62%	iShares® U.S. Utilities ETF	172,377
6,467,692					302,701	(274,892)	—	27,809
3,749,881	11/13/2019	Credit Suisse International	2.92%	Dow Jones U.S. UtilitiesSM Index[6]	104,497	—	(51)	104,446
318,162	11/13/2019	Morgan Stanley & Co. International plc	2.67%	Dow Jones U.S. UtilitiesSM Index[6]	(19,039)
1,030,649	12/6/2019	Morgan Stanley & Co. International plc	2.47%	iShares® U.S. Utilities ETF	21,424
1,348,811					2,385	—	—	2,385
3,796,244	11/6/2019	Societe Generale	2.72%	Dow Jones U.S. UtilitiesSM Index[6]	232,740	(86,664)	—	146,076
5,483,029	11/6/2020	UBS AG	2.67%	Dow Jones U.S. UtilitiesSM Index[6]	103,242	—	—	103,242
20,845,657					745,565
				Total Unrealized Appreciation	764,604
				Total Unrealized Depreciation	(19,039)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

106 :: UPW ULTRA UTILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 54.5%
Aerospace & Defense — 6.8%
Boeing Co. (The)	77,421	$26,846,506
United Technologies Corp.	77,420	9,432,853
		36,279,359
Banks — 1.6%
JPMorgan Chase & Co.	77,419	8,608,219
Beverages — 0.7%
Coca-Cola Co. (The)	77,418	3,901,867
Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)	77,421	14,763,410
Chemicals — 0.8%
DowDuPont, Inc.	77,419	4,478,689
Communications Equipment — 0.7%
Cisco Systems, Inc.	77,420	3,706,095
Consumer Finance — 1.6%
American Express Co.	77,419	8,691,831
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	77,419	4,668,366
Entertainment — 1.7%
Walt Disney Co. (The)	77,419	8,941,120
Food & Staples Retailing — 2.6%
Walgreens Boots Alliance, Inc.	77,419	6,555,067
Walmart, Inc.	77,419	7,559,965
		14,115,032
Health Care Providers & Services — 4.1%
UnitedHealth Group, Inc.	77,421	21,783,173
Hotels, Restaurants & Leisure — 2.7%
McDonald's Corp.	77,421	14,594,633
Household Products — 1.4%
Procter & Gamble Co. (The)	77,419	7,316,870
Investments	Shares	Value
Common Stocks (a) (continued)
Industrial Conglomerates — 3.0%
3M Co.	77,421	$16,097,374
Insurance — 1.9%
Travelers Cos., Inc. (The)	77,419	10,093,115
IT Services — 3.8%
International Business Machines Corp.	77,421	9,621,108
Visa, Inc., Class A	77,421	10,971,330
		20,592,438
Machinery — 2.0%
Caterpillar, Inc.	77,420	10,503,571
Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	77,419	9,208,216
Exxon Mobil Corp.	77,419	6,154,810
		15,363,026
Pharmaceuticals — 3.9%
Johnson & Johnson	77,419	11,372,851
Merck & Co., Inc.	77,419	6,142,424
Pfizer, Inc.	77,419	3,579,080
		21,094,355
Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	77,418	3,817,482
Software — 1.6%
Microsoft Corp.	77,419	8,584,993
Specialty Retail — 2.6%
Home Depot, Inc. (The)	77,421	13,960,555
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	77,421	13,825,842
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	77,419	5,815,715
Total Common Stocks (Cost $303,110,397)		291,597,130

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 107

Investments	Principal Amount	Value
Short-Term Investments — 30.7%
Repurchase Agreements (b) — 30.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $163,945,529 (Cost $163,914,679)	$163,914,679	$163,914,679
Total Investments — 85.2% (Cost $467,025,076)		455,511,809
Other assets less liabilities — 14.8%		78,999,769
Net Assets — 100.0%		$534,511,578

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $67,509,491.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,938,987
Aggregate gross unrealized depreciation	(22,861,171)
Net unrealized appreciation	$26,077,816
Federal income tax cost	$467,259,512

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	467	12/21/2018	USD	$59,610,215	$1,014,905

Swap Agreements1

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
196,894,963	11/6/2019	Bank of America NA	2.65%	Dow Jones Industrial AverageSM	2,412,590	(991,741)	—	1,420,849
210,922,141	11/6/2019	BNP Paribas SA	2.87%	Dow Jones Industrial AverageSM	9,371,306	(8,064,578)	(86,218)	1,220,510
139,293,784	11/6/2020	Citibank NA	2.74%	Dow Jones Industrial AverageSM	(1,879,353)	1,508,570	370,783	—
67,979,933	11/6/2020	Credit Suisse International	2.92%	Dow Jones Industrial AverageSM	(298,981)	132,775	166,206	—
2,250,145	11/6/2019	Deutsche Bank AG	2.67%	SPDR® Dow Jones Industrial AverageSM ETF Trust	176,357
24,360,218	1/6/2020	Deutsche Bank AG	2.87%	Dow Jones Industrial AverageSM	162,747
26,610,363					339,104	—	(339,104)	—

See accompanying notes to the financial statements.

108 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
110,367,468	1/6/2020	Goldman Sachs International	2.72%	Dow Jones Industrial AverageSM	1,782,822	(1,002,148)	—	780,674
7,781	11/6/2019	Morgan Stanley & Co. International plc	2.70%	SPDR® Dow Jones Industrial AverageSM ETF Trust	618
60,375,780	11/6/2019	Morgan Stanley & Co. International plc	2.87%	Dow Jones Industrial AverageSM	2,173,885
60,383,561					2,174,503	(2,174,503)	—	—
429,533,248	11/6/2019	Societe Generale	2.97%	Dow Jones Industrial AverageSM	22,782,480	(20,503,693)	(22,523)	2,256,264
10,386,875	11/6/2019	UBS AG	2.82%	Dow Jones Industrial AverageSM	126,143	—	—	126,143
1,252,372,336					36,810,614
				Total Unrealized Appreciation	38,988,948
				Total Unrealized Depreciation	(2,178,334)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 109

Investments	Shares	Value
Common Stocks (a) — 81.2%
Banks — 35.8%
Bank of America Corp.	95,070	$2,699,988
BB&T Corp.	7,926	405,019
Citigroup, Inc.	25,757	1,668,796
Citizens Financial Group, Inc.	4,872	177,146
Comerica, Inc.	1,654	130,964
Fifth Third Bancorp	6,820	190,483
Huntington Bancshares, Inc.	11,301	164,882
JPMorgan Chase & Co.	34,397	3,824,602
KeyCorp	10,768	197,485
M&T Bank Corp.	1,472	248,783
People's United Financial, Inc.	3,815	64,321
PNC Financial Services Group, Inc. (The)	4,752	645,226
Regions Financial Corp.	10,577	173,992
SunTrust Banks, Inc.	4,715	295,583
SVB Financial Group*	545	138,871
US Bancorp	15,673	853,552
Wells Fargo & Co.	44,362	2,407,969
Zions Bancorp NA	1,990	96,833
		14,384,495
Capital Markets — 16.3%
Affiliated Managers Group, Inc.	547	60,783
Ameriprise Financial, Inc.	1,451	188,267
Bank of New York Mellon Corp. (The)	9,416	483,135
BlackRock, Inc.	1,258	538,436
Cboe Global Markets, Inc.	1,145	123,225
Charles Schwab Corp. (The)	12,307	551,353
CME Group, Inc.	3,489	663,189
E*TRADE Financial Corp.	2,658	138,987
Franklin Resources, Inc.	3,128	106,008
Goldman Sachs Group, Inc. (The)	3,594	685,340
Intercontinental Exchange, Inc.	5,869	479,615
Invesco Ltd.	4,205	85,572
Moody's Corp.	1,709	271,851
Morgan Stanley	13,571	602,417
MSCI, Inc.	909	142,795
Nasdaq, Inc.	1,179	107,666
Northern Trust Corp.	2,285	226,740
Raymond James Financial, Inc.	1,342	106,998
S&P Global, Inc.	2,575	470,864
State Street Corp.	3,884	283,610
T. Rowe Price Group, Inc.	2,488	247,208
		6,564,059
Consumer Finance — 4.2%
American Express Co.	7,227	811,375
Capital One Financial Corp.	4,896	439,073
Discover Financial Services	3,507	250,049
Synchrony Financial	6,974	181,185
		1,681,682
Investments	Shares	Value
Common Stocks (a) (continued)
Diversified Financial Services — 11.0%
Berkshire Hathaway, Inc., Class B*	19,951	$4,354,106
Jefferies Financial Group, Inc.	2,968	64,851
		4,418,957
Insurance — 13.9%
Aflac, Inc.	7,858	359,425
Allstate Corp. (The)	3,543	316,000
American International Group, Inc.	9,093	393,272
Aon plc	2,484	410,133
Arthur J Gallagher & Co.	1,869	144,044
Assurant, Inc.	540	52,510
Brighthouse Financial, Inc.*	1,226	49,359
Chubb Ltd.	4,741	634,061
Cincinnati Financial Corp.	1,548	126,518
Everest Re Group Ltd.	419	93,051
Hartford Financial Services Group, Inc. (The)	3,668	162,089
Lincoln National Corp.	2,218	139,667
Loews Corp.	2,846	136,779
Marsh & McLennan Cos., Inc.	5,169	458,490
MetLife, Inc.	10,181	454,378
Principal Financial Group, Inc.	2,709	133,608
Progressive Corp. (The)	5,968	395,619
Prudential Financial, Inc.	4,268	400,168
Torchmark Corp.	1,060	91,595
Travelers Cos., Inc. (The)	2,739	357,083
Unum Group	2,238	80,367
Willis Towers Watson plc	1,338	213,345
		5,601,561
Total Common Stocks (Cost $35,314,521)		32,650,754
	Principal Amount
Short-Term Investments — 11.2%
Repurchase Agreements (b) — 11.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,499,812 (Cost $4,498,965)	$4,498,965	4,498,965
Total Investments — 92.4% (Cost $39,813,486)		37,149,719
Other assets less liabilities — 7.6%		3,055,394
Net Assets — 100.0%		$40,205,113

See accompanying notes to the financial statements.

110 :: FINU ULTRAPRO FINANCIAL SELECT SECTOR :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,631,317.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,340,981
Aggregate gross unrealized depreciation	(5,786,966)
Net unrealized depreciation	$(3,445,985)
Federal income tax cost	$39,819,236

Swap Agreements1

UltraPro Financial Select Sector had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
181,164	11/6/2019	Bank of America NA	2.77%	S&P Financial Select Sector Index[6]	82,872	—	—	82,872
15,410,015	11/13/2019	Credit Suisse International	2.92%	S&P Financial Select Sector Index[6]	71,227	—	—	71,227
298,781	11/6/2019	Deutsche Bank AG	2.87%	S&P Financial Select Sector Index[6]	(2,520,776)	196,699	2,324,077	—
9,864,498	11/6/2020	Goldman Sachs International	2.72%	S&P Financial Select Sector Index[6]	14,339	(14,339)	—	—
44,107,150	11/13/2019	Morgan Stanley & Co. International plc	3.02%	S&P Financial Select Sector Index[6]	1,451,860	(1,197,000)	—	254,860
692,361	1/6/2020	Societe Generale	2.82%	S&P Financial Select Sector Index[6]	(5,599)	—	5,599	—
17,286,558	1/13/2020	UBS AG	2.67%	S&P Financial Select Sector Index[6]	129,609	—	—	129,609
87,840,527					(776,468)
				Total Unrealized Appreciation	1,749,907
				Total Unrealized Depreciation	(2,526,375)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO FINANCIAL SELECT SECTOR FINU :: 111

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 76.9%
Alleghany Corp. (Insurance)	0.4%	214	$135,040
American Financial Group, Inc. (Insurance)	0.3%	1,006	102,974
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	0.3%	1,249	96,136
Atmos Energy Corp. (Gas Utilities)	0.5%	1,590	152,115
Brown & Brown, Inc. (Insurance)	0.3%	3,314	96,172
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.4%	1,327	126,277
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.4%	2,459	108,245
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	0.5%	599	166,115
Donaldson Co., Inc. (Machinery)	0.3%	1,844	103,338
East West Bancorp, Inc. (Banks)	0.4%	2,072	111,246
Encompass Health Corp. (Health Care Providers & Services)	0.3%	1,413	106,272
FactSet Research Systems, Inc. (Capital Markets)	0.4%	548	128,501
Graco, Inc. (Machinery)	0.3%	2,390	105,279
IDEX Corp. (Machinery)	0.5%	1,096	150,590
Ingredion, Inc. (Food Products)	0.3%	1,015	106,027
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	1,439	100,860
Leidos Holdings, Inc. (IT Services)	0.4%	2,151	135,513
Lennox International, Inc. (Building Products)	0.4%	518	117,021
Liberty Property Trust (Equity Real Estate Investment Trusts (REITs))	0.3%	2,113	95,698
Live Nation Entertainment, Inc.* (Entertainment)	0.4%	1,973	109,857
MarketAxess Holdings, Inc. (Capital Markets)	0.4%	537	116,921
Molina Healthcare, Inc.* (Health Care Providers & Services)	0.4%	883	123,364
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	2,244	112,335
NVR, Inc.* (Household Durables)	0.4%	49	120,050
OGE Energy Corp. (Electric Utilities)	0.4%	2,855	113,115
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Old Dominion Freight Line, Inc. (Road & Rail)	0.4%	938	$128,253
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	2,864	108,660
Pool Corp. (Distributors)	0.3%	577	93,768
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	0.3%	828	96,661
PTC, Inc.* (Software)	0.4%	1,516	131,119
Reinsurance Group of America, Inc. (Insurance)	0.4%	910	135,936
RPM International, Inc. (Chemicals)	0.4%	1,908	125,833
Sabre Corp. (IT Services)	0.3%	3,931	100,516
SEI Investments Co. (Capital Markets)	0.3%	1,883	101,117
Service Corp. International (Diversified Consumer Services)	0.4%	2,578	119,104
Signature Bank (Banks)	0.3%	791	97,554
Steel Dynamics, Inc. (Metals & Mining)	0.4%	3,357	118,166
STERIS plc (Health Care Equipment & Supplies)	0.5%	1,209	143,968
Teledyne Technologies, Inc.* (Aerospace & Defense)	0.4%	513	115,209
Teleflex, Inc. (Health Care Equipment & Supplies)	0.6%	655	180,400
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	2,665	95,114
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	0.4%	3,573	135,881
Tyler Technologies, Inc.* (Software)	0.3%	553	106,596
UGI Corp. (Gas Utilities)	0.5%	2,486	142,821
Ultimate Software Group, Inc. (The)* (Software)	0.4%	446	117,708
Wabtec Corp. (Machinery)	0.4%	1,226	115,980
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	0.4%	1,051	115,148
WEX, Inc.* (IT Services)	0.3%	616	95,462
WR Berkley Corp. (Insurance)	0.4%	1,376	108,401
Zebra Technologies Corp., Class A* (Electronic Equipment, Instruments & Components)	0.4%	768	138,086
Other Common Stocks	57.9%	507,679	17,978,378
Total Common Stocks (Cost $27,579,709)			23,884,900

See accompanying notes to the financial statements.

112 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 14.3%
Repurchase Agreements (b) — 14.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,449,938 (Cost $4,449,100)	$4,449,100	$4,449,100
Total Investments — 91.2% (Cost $32,028,809)		28,334,000
Other assets less liabilities — 8.8%		2,727,283
Net Assets — 100.0%		$31,061,283

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,092,422.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,727,730
Aggregate gross unrealized depreciation	(5,042,616)
Net unrealized depreciation	$(3,314,886)
Federal income tax cost	$32,066,250

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	11	12/21/2018	USD	$2,066,680	$16,907

Swap Agreements1

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
3,416,592	1/6/2020	Bank of America NA	2.72%	S&P MidCap 400®	(57,969)	—	57,969	—
2,764,959	11/6/2020	BNP Paribas SA	2.72%	S&P MidCap 400®	45,664	(15,309)	(30,355)	—
4,877,650	11/6/2019	Citibank NA	2.62%	S&P MidCap 400®	212,359	—	—	212,359
11,490,024	12/10/2019	Credit Suisse International	2.77%	S&P MidCap 400®	612,179	—	(460,000)	152,179
3,651,983	11/6/2019	Goldman Sachs International	2.42%	SPDR® S&P MidCap 400® ETF Trust	47,190
15,539,284	1/6/2020	Goldman Sachs International	2.67%	S&P MidCap 400®	18,169
19,191,267					65,359	—	—	65,359

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 113

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,650,182	11/6/2019	Morgan Stanley & Co. International plc	2.82%	S&P MidCap 400®	232,787	(169,000)	—	63,787
14,017,385	1/6/2020	Societe Generale	2.62%	S&P MidCap 400®	(666,940)	570,392	96,548	—
9,824,732	11/6/2019	UBS AG	2.77%	S&P MidCap 400®	(42,982)	—	42,982	—
67,232,791					400,457
				Total Unrealized Appreciation	1,168,348
				Total Unrealized Depreciation	(767,891)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	0.7%
Airlines	0.3%
Auto Components	0.6%
Automobiles	0.2%
Banks	5.9%
Beverages	0.1%
Biotechnology	0.7%
Building Products	0.4%
Capital Markets	2.3%
Chemicals	2.0%
Commercial Services & Supplies	1.2%
Communications Equipment	1.0%
Construction & Engineering	1.0%
Construction Materials	0.2%
Consumer Finance	0.3%
Containers & Packaging	1.1%
Distributors	0.3%
Diversified Consumer Services	0.8%
Electric Utilities	1.1%
Electrical Equipment	1.0%
Electronic Equipment, Instruments & Components	3.2%

See accompanying notes to the financial statements.

114 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Energy Equipment & Services	1.1%
Entertainment	0.7%
Equity Real Estate Investment Trusts (REITs)	6.9%
Food & Staples Retailing	0.4%
Food Products	1.3%
Gas Utilities	1.8%
Health Care Equipment & Supplies	3.5%
Health Care Providers & Services	1.7%
Health Care Technology	0.3%
Hotels, Restaurants & Leisure	3.1%
Household Durables	1.1%
Household Products	0.1%
Industrial Conglomerates	0.3%
Insurance	3.8%
Interactive Media & Services	0.1%
IT Services	2.3%
Leisure Products	0.5%
Life Sciences Tools & Services	1.3%
Machinery	4.0%
Marine	0.2%
Media	0.9%
Metals & Mining	1.6%
Multiline Retail	0.4%
Multi-Utilities	0.8%
Oil, Gas & Consumable Fuels	2.3%
Paper & Forest Products	0.3%
Personal Products	0.3%
Pharmaceuticals	0.4%
Professional Services	0.8%
Real Estate Management & Development	0.4%
Road & Rail	1.3%
Semiconductors & Semiconductor Equipment	2.1%
Software	2.7%
Specialty Retail	1.7%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	0.5%
Thrifts & Mortgage Finance	0.4%
Trading Companies & Distributors	0.6%
Water Utilities	0.3%
Wireless Telecommunication Services	0.1%
Other[1]	23.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 115

Investments	Shares	Value
Common Stocks (a) — 76.7%
Biotechnology — 61.2%
ACADIA Pharmaceuticals, Inc.*	4,421	$84,264
Acceleron Pharma, Inc.*	1,626	86,064
Achaogen, Inc.*	1,598	2,573
Achillion Pharmaceuticals, Inc.*	4,898	14,155
Acorda Therapeutics, Inc.*	1,679	34,302
Adamas Pharmaceuticals, Inc.*	961	9,841
Adaptimmune Therapeutics plc, ADR*	2,701	16,638
Aduro Biotech, Inc.*	2,794	6,929
Agios Pharmaceuticals, Inc.*	2,051	134,956
Aimmune Therapeutics, Inc.*	2,068	49,115
Akebia Therapeutics, Inc.*	2,016	16,289
Alder Biopharmaceuticals, Inc.*	2,413	32,286
Alexion Pharmaceuticals, Inc.*	7,881	970,545
Alkermes plc*	5,493	200,165
Alnylam Pharmaceuticals, Inc.*	3,561	289,011
AMAG Pharmaceuticals, Inc.*	1,220	22,021
Amarin Corp. plc, ADR*	10,310	185,580
Amgen, Inc.	11,724	2,441,523
Amicus Therapeutics, Inc.*	6,688	73,835
AnaptysBio, Inc.*	946	70,553
Arbutus Biopharma Corp.*	1,958	8,537
Ardelyx, Inc.*	2,195	5,970
Arena Pharmaceuticals, Inc.*	1,745	71,562
Array BioPharma, Inc.*	7,516	119,730
Arrowhead Pharmaceuticals, Inc.*	3,113	45,201
Ascendis Pharma A/S, ADR*	1,398	94,379
Atara Biotherapeutics, Inc.*	1,604	64,080
Athenex, Inc.*	2,346	31,014
Audentes Therapeutics, Inc.*	1,503	36,748
Aurinia Pharmaceuticals, Inc.*	2,977	18,041
Axovant Sciences Ltd.*	4,315	7,810
BeiGene Ltd., ADR*	1,319	202,216
Bellicum Pharmaceuticals, Inc.*	1,532	7,001
BioCryst Pharmaceuticals, Inc.*	3,867	35,499
Biogen, Inc.*	6,627	2,211,562
BioMarin Pharmaceutical, Inc.*	6,280	603,068
Bluebird Bio, Inc.*	1,908	234,474
Blueprint Medicines Corp.*	1,553	89,096
Calithera Biosciences, Inc.*	1,272	6,271
Calyxt, Inc.*	1,144	13,179
Cara Therapeutics, Inc.*	1,389	25,252
Celgene Corp.*	23,765	1,716,308
Celldex Therapeutics, Inc.*	5,743	1,715
Cellectis SA, ADR*	568	12,507
ChemoCentryx, Inc.*	1,781	17,899
Chimerix, Inc.*	1,697	5,583
China Biologic Products Holdings, Inc.*	1,318	108,129
Clovis Oncology, Inc.*	1,861	32,028
Coherus Biosciences, Inc.*	2,398	26,522
Investments	Shares	Value
Common Stocks (a) (continued)
Concert Pharmaceuticals, Inc.*	828	$11,865
Corbus Pharmaceuticals Holdings, Inc.*	2,023	13,959
Corvus Pharmaceuticals, Inc.*	1,032	6,171
CRISPR Therapeutics AG*	1,682	64,471
Curis, Inc.*	1,173	1,006
Cytokinetics, Inc.*	1,931	15,178
CytomX Therapeutics, Inc.*	1,591	21,956
DBV Technologies SA, ADR*	946	14,285
Eagle Pharmaceuticals, Inc.*	533	26,863
Editas Medicine, Inc.*	1,686	52,536
Enanta Pharmaceuticals, Inc.*	685	54,211
Epizyme, Inc.*	2,798	20,761
Esperion Therapeutics, Inc.*	948	50,396
Exelixis, Inc.*	10,538	214,027
FibroGen, Inc.*	2,983	129,343
Five Prime Therapeutics, Inc.*	1,259	16,166
Flexion Therapeutics, Inc.*	1,338	21,823
G1 Therapeutics, Inc.*	1,312	50,158
Galapagos NV, ADR*	374	37,669
Genomic Health, Inc.*	1,267	100,156
Geron Corp.*	6,493	10,454
Gilead Sciences, Inc.	30,932	2,225,247
Global Blood Therapeutics, Inc.*	1,841	58,065
GlycoMimetics, Inc.*	1,523	17,499
Grifols SA, ADR	4,966	97,930
Halozyme Therapeutics, Inc.*	5,104	84,267
ImmunoGen, Inc.*	5,269	29,032
Immunomedics, Inc.*	6,607	132,735
Incyte Corp.*	7,517	482,967
Inovio Pharmaceuticals, Inc.*	3,236	17,313
Insmed, Inc.*	2,726	48,823
Insys Therapeutics, Inc.*	2,626	15,782
Intellia Therapeutics, Inc.*	1,527	27,349
Intercept Pharmaceuticals, Inc.*	1,046	116,012
Ionis Pharmaceuticals, Inc.*	4,855	282,998
Iovance Biotherapeutics, Inc.*	4,172	40,343
Ironwood Pharmaceuticals, Inc.*	4,922	68,022
Jounce Therapeutics, Inc.*	1,153	4,981
Karyopharm Therapeutics, Inc.*	2,141	22,266
Kura Oncology, Inc.*	1,343	17,056
Lexicon Pharmaceuticals, Inc.*	3,744	30,326
Ligand Pharmaceuticals, Inc.*	746	117,696
Loxo Oncology, Inc.*	1,077	151,232
MacroGenics, Inc.*	1,494	25,712
MannKind Corp.*	5,408	9,626
Mersana Therapeutics, Inc.*	818	4,335
Minerva Neurosciences, Inc.*	1,371	10,845
Momenta Pharmaceuticals, Inc.*	2,769	32,785
Myriad Genetics, Inc.*	2,509	80,890
NantKwest, Inc.*	2,801	4,790
Neurocrine Biosciences, Inc.*	3,199	282,376

See accompanying notes to the financial statements.

116 :: UBIO ULTRAPRO NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
NewLink Genetics Corp.*	1,315	$2,485
Novavax, Inc.*	13,529	28,005
OPKO Health, Inc.*	19,794	74,030
PDL BioPharma, Inc.*	5,142	15,786
Portola Pharmaceuticals, Inc.*	2,337	51,063
Progenics Pharmaceuticals, Inc.*	2,986	15,497
Prothena Corp. plc*	1,409	16,922
PTC Therapeutics, Inc.*	1,776	63,083
Puma Biotechnology, Inc.*	1,346	31,281
Ra Pharmaceuticals, Inc.*	1,144	18,041
Radius Health, Inc.*	1,607	26,789
Regeneron Pharmaceuticals, Inc.*	2,880	1,053,072
REGENXBIO, Inc.*	1,252	75,007
Repligen Corp.*	1,549	100,174
Retrophin, Inc.*	1,429	35,068
Rigel Pharmaceuticals, Inc.*	5,885	16,655
Sage Therapeutics, Inc.*	1,651	190,344
Sangamo Therapeutics, Inc.*	3,595	44,470
Sarepta Therapeutics, Inc.*	2,348	303,996
Savara, Inc.*	1,241	11,132
Seattle Genetics, Inc.*	5,615	351,387
Seres Therapeutics, Inc.*	1,442	12,041
Shire plc, ADR	2,659	466,867
Spark Therapeutics, Inc.*	1,329	55,991
Spectrum Pharmaceuticals, Inc.*	3,746	54,167
Syndax Pharmaceuticals, Inc.*	825	4,207
Synergy Pharmaceuticals, Inc.*	8,768	3,388
TESARO, Inc.*	1,943	90,116
Tocagen, Inc.*	705	9,094
Ultragenyx Pharmaceutical, Inc.*	1,775	95,264
uniQure NV*	1,313	38,445
United Therapeutics Corp.*	1,540	181,874
Vanda Pharmaceuticals, Inc.*	1,852	46,374
Veracyte, Inc.*	1,395	17,075
Vertex Pharmaceuticals, Inc.*	6,352	1,148,378
Vital Therapies, Inc.*	1,498	474
Voyager Therapeutics, Inc.*	1,148	13,087
Xencor, Inc.*	1,974	82,928
		20,908,837
Health Care Equipment & Supplies — 0.4%
Cerus Corp.*	4,732	24,843
Novocure Ltd.*	3,284	112,707
		137,550
Health Care Providers & Services — 0.1%
PetIQ, Inc.*	755	23,556
Health Care Technology — 0.0% (b)
NantHealth, Inc.*	3,871	3,449
Investments	Shares	Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 7.4%
Bio-Techne Corp.	1,333	$215,173
Illumina, Inc.*	4,968	1,676,700
Luminex Corp.	1,578	46,346
Medpace Holdings, Inc.*	1,259	77,945
NanoString Technologies, Inc.*	1,053	18,185
Pacific Biosciences of California, Inc.*	5,236	40,946
PRA Health Sciences, Inc.*	2,276	265,700
Syneos Health, Inc.*	3,639	188,209
		2,529,204
Pharmaceuticals — 7.6%
Aclaris Therapeutics, Inc.*	1,400	13,048
Aerie Pharmaceuticals, Inc.*	1,599	63,784
Akcea Therapeutics, Inc.*	3,031	102,721
Amphastar Pharmaceuticals, Inc.*	1,636	35,534
ANI Pharmaceuticals, Inc.*	417	23,181
Aratana Therapeutics, Inc.*	1,685	10,952
Assertio Therapeutics, Inc.*	2,260	11,266
Avadel Pharmaceuticals plc, ADR*	1,481	4,532
Collegium Pharmaceutical, Inc.*	1,174	22,529
Dermira, Inc.*	1,486	17,252
Dova Pharmaceuticals, Inc.*	997	14,855
Endo International plc*	7,919	95,266
Endocyte, Inc.*	2,820	66,637
Foamix Pharmaceuticals Ltd.*	1,916	7,645
GW Pharmaceuticals plc, ADR*	941	115,762
Horizon Pharma plc*	5,892	117,722
Innoviva, Inc.*	3,588	65,517
Intra-Cellular Therapies, Inc.*	1,934	27,946
Jazz Pharmaceuticals plc*	2,137	323,114
Kala Pharmaceuticals, Inc.*	1,134	7,144
Marinus Pharmaceuticals, Inc.*	1,432	6,687
Medicines Co. (The)*	2,610	57,759
Mylan NV*	18,232	617,336
MyoKardia, Inc.*	1,419	88,077
Nabriva Therapeutics plc*	2,350	4,794
Nektar Therapeutics*	6,098	246,298
Neos Therapeutics, Inc.*	1,636	3,207
Omeros Corp.*	1,718	23,966
Pacira Pharmaceuticals, Inc.*	1,449	70,030
Paratek Pharmaceuticals, Inc.*	1,123	8,501
Reata Pharmaceuticals, Inc., Class A*	839	52,983
Revance Therapeutics, Inc.*	1,306	26,695
Sienna Biopharmaceuticals, Inc.*	736	7,441
Strongbridge Biopharma plc*	1,652	8,623
Supernus Pharmaceuticals, Inc.*	1,847	87,585
Teligent, Inc.*	1,892	3,898
Tetraphase Pharmaceuticals, Inc.*	1,868	3,344
TherapeuticsMD, Inc.*	8,325	41,875

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: 117

Investments	Shares	Value
Common Stocks (a) (continued)
Theravance Biopharma, Inc.*	1,949	$53,812
Zogenix, Inc.*	1,480	60,813
		2,620,131
Total Common Stocks (Cost $30,046,027)		26,222,727
	Number of Rights
Rights — 0.0% (b)
Pharmaceuticals — 0.0% (b)
Corium International, Inc., CVR*(c)(d) (Cost $—)	1,033	186
	Principal Amount
Short-Term Investments — 6.0%
Repurchase Agreements (e) — 6.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,034,160 (Cost $2,033,778)	$2,033,778	2,033,778
Total Investments — 82.7% (Cost $32,079,805)		28,256,691
Other assets less liabilities — 17.3%		5,921,519
Net Assets — 100.0%		$34,178,210

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,101,665.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to $186, which represents approximately 0.00% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,204,900
Aggregate gross unrealized depreciation	(5,817,128)
Net unrealized depreciation	$(2,612,228)
Federal income tax cost	$32,486,087

Swap Agreements1

UltraPro Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
12,740,533	11/6/2020	Bank of America NA	2.42%	NASDAQ Biotechnology Index®	(503,553)	258,444	245,109	—
8,729,094	11/6/2020	Goldman Sachs International	2.72%	NASDAQ Biotechnology Index®	30,822	—	—	30,822
7,882,588	11/6/2019	Societe Generale	2.82%	NASDAQ Biotechnology Index®	1,753,373	(1,753,373)	—	—
46,857,298	11/6/2020	UBS AG	2.32%	NASDAQ Biotechnology Index®	336,526	—	—	336,526
76,209,513					1,617,168
				Total Unrealized Appreciation	2,120,721
				Total Unrealized Depreciation	(503,553)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
See accompanying notes to the financial statements.

118 :: UBIO ULTRAPRO NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: 119

Investments	Shares	Value
Common Stocks (a) — 70.5%
Airlines — 0.2%
American Airlines Group, Inc.	175,947	$7,066,032
Automobiles — 0.5%
Tesla, Inc.*	65,175	22,842,534
Beverages — 1.8%
Monster Beverage Corp.*	211,101	12,598,507
PepsiCo, Inc.	540,354	65,890,767
		78,489,274
Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.*	85,149	10,486,099
Amgen, Inc.	247,297	51,499,600
Biogen, Inc.*	76,974	25,687,763
BioMarin Pharmaceutical, Inc.*	67,848	6,515,444
Celgene Corp.*	268,724	19,407,247
Gilead Sciences, Inc.	495,294	35,631,450
Incyte Corp.*	81,215	5,218,064
Regeneron Pharmaceuticals, Inc.*	40,564	14,832,227
Shire plc, ADR	28,779	5,053,017
Vertex Pharmaceuticals, Inc.*	97,631	17,650,709
		191,981,620
Commercial Services & Supplies — 0.2%
Cintas Corp.	40,616	7,610,626
Communications Equipment — 2.0%
Cisco Systems, Inc.	1,796,824	86,013,965
Electric Utilities — 0.2%
Xcel Energy, Inc.	194,514	10,202,259
Entertainment — 2.7%
Activision Blizzard, Inc.	291,292	14,529,645
Electronic Arts, Inc.*	116,464	9,791,128
NetEase, Inc., ADR	29,164	6,622,270
Netflix, Inc.*	166,379	47,606,023
Take-Two Interactive Software, Inc.*	43,485	4,769,000
Twenty-First Century Fox, Inc., Class A	402,719	19,922,509
Twenty-First Century Fox, Inc., Class B	305,079	14,958,023
		118,198,598
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	167,556	38,752,352
Walgreens Boots Alliance, Inc.	379,158	32,103,308
		70,855,660
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 1.1%
Kraft Heinz Co. (The)	465,833	$23,813,383
Mondelez International, Inc., Class A	560,324	25,203,373
		49,016,756
Health Care Equipment & Supplies — 1.0%
Align Technology, Inc.*	30,694	7,056,244
Hologic, Inc.*	103,965	4,617,086
IDEXX Laboratories, Inc.*	33,089	6,742,214
Intuitive Surgical, Inc.*	43,454	23,068,425
		41,483,969
Health Care Providers & Services — 0.6%
Express Scripts Holding Co.*	214,811	21,796,872
Henry Schein, Inc.*	58,503	5,218,468
		27,015,340
Health Care Technology — 0.2%
Cerner Corp.*	125,695	7,278,997
Hotels, Restaurants & Leisure — 1.2%
Marriott International, Inc., Class A	132,576	15,250,217
Starbucks Corp.	515,447	34,390,624
Wynn Resorts Ltd.	41,514	4,541,632
		54,182,473
Interactive Media & Services — 9.7%
Alphabet, Inc., Class A*	114,206	126,728,688
Alphabet, Inc., Class C*	133,686	146,309,969
Baidu, Inc., ADR*	107,268	20,196,419
Facebook, Inc., Class A*	921,416	129,560,304
		422,795,380
Internet & Direct Marketing Retail — 9.0%
Amazon.com, Inc.*	186,341	314,947,968
Booking Holdings, Inc.*	18,136	34,311,136
Ctrip.com International Ltd., ADR*	178,006	5,135,473
eBay, Inc.*	378,067	11,285,300
Expedia Group, Inc.	52,209	6,306,325
JD.com, Inc., ADR*	352,502	7,483,617
MercadoLibre, Inc.*	16,868	5,937,030
Qurate Retail, Inc.*	164,673	3,659,034
		389,065,883

See accompanying notes to the financial statements.

120 :: TQQQ ULTRAPRO QQQ :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
IT Services — 2.3%
Automatic Data Processing, Inc.	167,378	$24,674,865
Cognizant Technology Solutions Corp., Class A	221,682	15,790,409
Fiserv, Inc.*	154,699	12,241,332
Paychex, Inc.	137,166	9,705,866
PayPal Holdings, Inc.*	452,242	38,806,886
		101,219,358
Leisure Products — 0.1%
Hasbro, Inc.	48,497	4,413,227
Life Sciences Tools & Services — 0.4%
Illumina, Inc.*	56,170	18,957,375
Machinery — 0.2%
PACCAR, Inc.	133,937	8,333,560
Media — 2.7%
Charter Communications, Inc., Class A*	88,586	29,162,511
Comcast Corp., Class A	1,747,004	68,150,626
Liberty Global plc, Class A*	78,925	1,959,708
Liberty Global plc, Class C*	210,928	5,123,441
Sirius XM Holdings, Inc.	1,714,750	10,682,893
		115,079,179
Multiline Retail — 0.2%
Dollar Tree, Inc.*	90,891	7,886,612
Pharmaceuticals — 0.2%
Mylan NV*	196,991	6,670,115
Professional Services — 0.2%
Verisk Analytics, Inc.*	62,925	7,759,911
Road & Rail — 0.7%
CSX Corp.	328,113	23,830,847
JB Hunt Transport Services, Inc.	41,787	4,444,466
		28,275,313
Semiconductors & Semiconductor Equipment — 7.6%
Analog Devices, Inc.	142,006	13,053,192
Applied Materials, Inc.	375,559	14,000,840
ASML Holding NV (Registered), NYRS	27,661	4,739,712
Broadcom, Inc.	164,931	39,156,269
Intel Corp.	1,761,721	86,870,462
Investments	Shares	Value
Common Stocks (a) (continued)
KLA-Tencor Corp.	59,653	$5,879,400
Lam Research Corp.	60,201	9,449,149
Maxim Integrated Products, Inc.	106,214	5,939,487
Microchip Technology, Inc.	90,001	6,750,075
Micron Technology, Inc.*	443,132	17,087,170
NVIDIA Corp.	232,289	37,962,991
NXP Semiconductors NV	131,567	10,968,741
QUALCOMM, Inc.	463,126	26,981,721
Skyworks Solutions, Inc.	68,390	4,976,740
Texas Instruments, Inc.	371,450	37,089,282
Xilinx, Inc.	96,625	8,935,880
		329,841,111
Software — 10.2%
Adobe, Inc.*	187,090	46,939,010
Autodesk, Inc.*	83,526	12,069,507
Cadence Design Systems, Inc.*	108,050	4,866,572
Check Point Software Technologies Ltd.*	59,687	6,673,603
Citrix Systems, Inc.*	51,828	5,647,697
Intuit, Inc.	98,839	21,203,931
Microsoft Corp.	2,929,763	324,881,419
Symantec Corp.	237,463	5,250,307
Synopsys, Inc.*	56,770	5,219,434
Workday, Inc., Class A*	55,780	9,147,920
		441,899,400
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.*	30,789	10,677,009
Ross Stores, Inc.	143,855	12,601,698
Ulta Beauty, Inc.*	22,831	6,798,844
		30,077,551
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	1,845,368	329,545,818
Seagate Technology plc	109,732	4,728,352
Western Digital Corp.	111,315	5,052,588
		339,326,758
Trading Companies & Distributors — 0.2%
Fastenal Co.	109,640	6,497,266
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.*	323,698	22,157,128
Vodafone Group plc, ADR	181,425	3,898,823
		26,055,951
Total Common Stocks (Cost $3,366,283,167)		3,056,392,053

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO QQQ TQQQ :: 121

Investments	Principal Amount	Value
Short-Term Investments — 31.7%
Repurchase Agreements (b) — 31.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $1,375,685,817 (Cost $1,375,426,949)	$1,375,426,949	$1,375,426,949
Total Investments — 102.2% (Cost $4,741,710,116)		4,431,819,002
Liabilities in excess of other assets — (2.2%)		(94,146,047)
Net Assets — 100.0%		$4,337,672,955

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,485,629,204.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$323,861,349
Aggregate gross unrealized depreciation	(759,016,424)
Net unrealized depreciation	$(435,155,075)
Federal income tax cost	$4,746,403,871

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	1,197	12/21/2018	USD	$166,394,970	$1,046,058

Swap Agreements1

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
388,939,092	11/6/2019	Bank of America NA	2.68%	NASDAQ-100 Index®	(179,011,313)	177,574,567	1,436,746	—
731,689,059	11/6/2019	BNP Paribas SA	2.82%	NASDAQ-100 Index®	10,127,283	(4,630,813)	—	5,496,470
813,943,177	11/6/2019	Citibank NA	2.74%	NASDAQ-100 Index®	(12,980,880)	12,610,252	370,628	—
634,326,244	11/6/2019	Credit Suisse International	2.92%	NASDAQ-100 Index®	(163,821,942)	162,263,029	1,558,913	—
971,077,436	11/6/2020	Deutsche Bank AG	2.82%	NASDAQ-100 Index®	29,042,603	(10,530,456)	(18,512,147)	—
757,729	11/6/2019	Goldman Sachs International	2.52%	PowerShares QQQ TrustSM, Series 1	(5,277)
24,846,018	11/6/2019	Goldman Sachs International	2.77%	NASDAQ-100 Index®	(14,735,245)
25,603,747					(14,740,522)	—	14,740,522	—

See accompanying notes to the financial statements.

122 :: TQQQ ULTRAPRO QQQ :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
21,232,022	11/6/2019	Morgan Stanley & Co. International plc	2.72%	PowerShares QQQ TrustSM, Series 1	3,400,649
40,402,350	11/6/2019	Morgan Stanley & Co. International plc	2.92%	NASDAQ-100 Index®	(51,446,578)
61,634,372					(48,045,929)	47,674,289	371,640	—
3,606,097,172	11/6/2019	Societe Generale	2.97%	NASDAQ-100 Index®	159,186,973	(153,403,219)	—	5,783,754
2,556,565,636	11/6/2020	UBS AG	2.82%	NASDAQ-100 Index®	98,627,463	—	—	98,627,463
9,789,875,935					(121,616,264)
				Total Unrealized Appreciation	300,384,971
				Total Unrealized Depreciation	(422,001,235)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO QQQ TQQQ :: 123

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 65.9%
ALLETE, Inc. (Electric Utilities)	0.1%	2,010	$163,574
Blackstone Mortgage Trust, Inc., Class A (Mortgage Real Estate Investment Trusts (REITs))	0.1%	4,362	153,106
CACI International, Inc., Class A* (IT Services)	0.1%	958	157,984
Ciena Corp.* (Communications Equipment)	0.2%	5,591	182,378
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	3,928	173,382
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.1%	1,178	156,957
EMCOR Group, Inc. (Construction & Engineering)	0.1%	2,268	165,246
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	5,538	162,817
Etsy, Inc.* (Internet & Direct Marketing Retail)	0.2%	4,662	251,934
First Financial Bankshares, Inc. (Banks)	0.1%	2,535	166,093
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	4,860	155,812
FirstCash, Inc. (Consumer Finance)	0.1%	1,696	151,029
Five Below, Inc.* (Specialty Retail)	0.2%	2,132	223,412
Glacier Bancorp, Inc. (Banks)	0.1%	3,313	156,440
Green Dot Corp., Class A* (Consumer Finance)	0.1%	1,885	157,096
Haemonetics Corp.* (Health Care Equipment & Supplies)	0.2%	2,027	217,457
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	4,837	149,947
HealthEquity, Inc.* (Health Care Providers & Services)	0.2%	2,112	187,313
Helen of Troy Ltd.* (Household Durables)	0.1%	1,033	147,750
HubSpot, Inc.* (Software)	0.2%	1,415	196,727
IBERIABANK Corp. (Banks)	0.1%	2,166	161,909
IDACORP, Inc. (Electric Utilities)	0.2%	1,970	193,533
Ingevity Corp.* (Chemicals)	0.1%	1,654	162,108
Insperity, Inc. (Professional Services)	0.1%	1,495	149,560
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	5,058	$242,480
Kemper Corp. (Insurance)	0.1%	2,057	156,538
LivaNova plc* (Health Care Equipment & Supplies)	0.2%	1,899	192,160
MAXIMUS, Inc. (IT Services)	0.2%	2,492	177,231
MB Financial, Inc. (Banks)	0.1%	3,240	148,651
Medidata Solutions, Inc.* (Health Care Technology)	0.2%	2,252	173,877
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	0.1%	14,114	165,275
New Jersey Resources Corp. (Gas Utilities)	0.1%	3,403	165,148
New Relic, Inc.* (Software)	0.1%	1,730	150,839
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	0.2%	1,939	171,989
ONE Gas, Inc. (Gas Utilities)	0.2%	2,033	172,988
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	0.2%	5,307	185,320
Planet Fitness, Inc., Class A* (Hotels, Restaurants & Leisure)	0.2%	3,451	190,564
Portland General Electric Co. (Electric Utilities)	0.1%	3,490	168,044
Primerica, Inc. (Insurance)	0.2%	1,683	200,075
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	8,430	155,112
Selective Insurance Group, Inc. (Insurance)	0.1%	2,265	150,328
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	1,675	148,020
Southwest Gas Holdings, Inc. (Gas Utilities)	0.1%	1,914	150,766
Spire, Inc. (Gas Utilities)	0.1%	1,922	151,665
Spirit Airlines, Inc.* (Airlines)	0.2%	2,677	171,649
Teladoc Health, Inc.* (Health Care Technology)	0.1%	2,615	163,307
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.2%	2,646	174,715
Trade Desk, Inc. (The), Class A* (Software)	0.2%	1,269	180,769
ViaSat, Inc.* (Communications Equipment)	0.1%	2,160	149,342
Woodward, Inc. (Machinery)	0.2%	2,091	174,975
Other Common Stocks	58.8%	3,447,793	70,667,329
Total Common Stocks (Cost $94,071,789)			79,242,720

See accompanying notes to the financial statements.

124 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	No. of Rights	Value
Rights — 0.0% (b)
Omthera Pharmaceuticals, Inc., CVR*(c)(d)	0.0%	363	$—
Pulse Biosciences, Inc., expiring 12/06/18*(c)(d)	0.0%	362	—
Schuman, Inc., CVR*(c)(d)	0.0%	1,259	2,518
Tobira Therapeutics, Inc., CVR*(c)(d)	0.0%	218	—
XOMA Corp., expiring 12/14/18*(c)(d)	0.0%	22	45
Total Rights (Cost $—)			2,563
		Principal Amount
Short-Term Investments — 28.9%
Repurchase Agreements (e) — 28.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $34,723,842 (Cost $34,717,308)		$34,717,308	34,717,308
Total Investments — 94.8% (Cost $128,789,097)			113,962,591
Other assets less liabilities — 5.2%			6,251,153
Net Assets — 100.0%			$120,213,744

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $31,935,241.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to $2,563, which represents approximately 0.00% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,662,007
Aggregate gross unrealized depreciation	(22,942,389)
Net unrealized depreciation	$(15,280,382)
Federal income tax cost	$128,939,733

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	183	12/21/2018	USD	$14,036,100	$235,766

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 125

Swap Agreements1

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
30,432,693	11/6/2019	Bank of America NA	2.42%	Russell 2000® Index	(3,168,242)	3,133,856	34,386	—
3,046,607	11/6/2019	BNP Paribas SA	2.22%	Russell 2000® Index	48,815	—	—	48,815
32,630,810	11/6/2020	Citibank NA	2.37%	Russell 2000® Index	(1,196,428)	—	1,196,428	—
23,650,907	11/6/2019	Credit Suisse International	2.62%	Russell 2000® Index	329,081	—	(290,000)	39,081
92,952,890	11/6/2019	Deutsche Bank AG	2.47%	Russell 2000® Index	3,883,788	(2,033,788)	(1,850,000)	—
472,978	11/6/2019	Goldman Sachs International	2.27%	iShares® Russell 2000 ETF	9,824
49,283,499	11/6/2019	Goldman Sachs International	2.47%	Russell 2000® Index	(926,854)
49,756,477					(917,030)	—	917,030	—
1,746,510	11/6/2020	Morgan Stanley & Co. International plc	2.22%	iShares® Russell 2000 ETF	(25,951)
15,763,659	11/6/2019	Morgan Stanley & Co. International plc	2.42%	Russell 2000® Index	1,799,638
17,510,169					1,773,687	(1,773,687)	—	—
4,478,729	11/6/2019	Societe Generale	2.62%	Russell 2000® Index	(1,146,628)	1,107,266	39,362	—
12,887,929	11/6/2020	UBS AG	2.32%	Russell 2000® Index	(146,049)	116,464	29,585	—
267,347,211					(539,006)
				Total Unrealized Appreciation	6,071,146
				Total Unrealized Depreciation	(6,610,152)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

126 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	0.8%
Air Freight & Logistics	0.2%
Airlines	0.4%
Auto Components	0.7%
Automobiles	0.0%*
Banks	6.5%
Beverages	0.2%
Biotechnology	4.1%
Building Products	0.8%
Capital Markets	0.8%
Chemicals	1.2%
Commercial Services & Supplies	1.7%
Communications Equipment	1.1%
Construction & Engineering	0.7%
Construction Materials	0.1%
Consumer Finance	0.5%
Containers & Packaging	0.1%
Distributors	0.1%
Diversified Consumer Services	0.6%
Diversified Financial Services	0.1%
Diversified Telecommunication Services	0.4%
Electric Utilities	0.8%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	1.6%
Energy Equipment & Services	1.0%
Entertainment	0.4%
Equity Real Estate Investment Trusts (REITs)	4.4%
Food & Staples Retailing	0.4%
Food Products	0.8%
Gas Utilities	0.7%
Health Care Equipment & Supplies	2.4%
Health Care Providers & Services	1.3%
Health Care Technology	0.8%
Hotels, Restaurants & Leisure	2.0%
Household Durables	1.0%
Household Products	0.1%
Independent Power and Renewable Electricity Producers	0.2%
Industrial Conglomerates	0.0%*
Insurance	1.8%
Interactive Media & Services	0.4%
Internet & Direct Marketing Retail	0.6%
IT Services	1.3%
Leisure Products	0.2%
Life Sciences Tools & Services	0.4%
Machinery	2.5%
Marine	0.1%
Media	1.0%
Metals & Mining	0.8%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Multiline Retail	0.2%
Multi-Utilities	0.4%
Oil, Gas & Consumable Fuels	1.7%
Paper & Forest Products	0.3%
Personal Products	0.2%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 127

Pharmaceuticals	1.4%
Professional Services	1.0%
Real Estate Management & Development	0.4%
Road & Rail	0.3%
Semiconductors & Semiconductor Equipment	1.7%
Software	3.3%
Specialty Retail	2.1%
Technology Hardware, Storage & Peripherals	0.2%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	1.5%
Tobacco	0.1%
Trading Companies & Distributors	0.8%
Water Utilities	0.3%
Wireless Telecommunication Services	0.1%
Other[1]	34.1%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

128 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 66.0%
3M Co. (Industrial Conglomerates)	0.3%	25,180	$5,235,426
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	75,301	5,576,039
AbbVie, Inc. (Biotechnology)	0.4%	64,998	6,127,361
Accenture plc, Class A (IT Services)	0.3%	27,504	4,524,958
Adobe, Inc.* (Software)	0.4%	21,017	5,272,955
Alphabet, Inc., Class A* (Interactive Media & Services)	0.8%	12,830	14,236,810
Alphabet, Inc., Class C* (Interactive Media & Services)	1.0%	13,216	14,463,987
Altria Group, Inc. (Tobacco)	0.2%	80,918	4,436,734
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.0%	17,585	29,721,640
Amgen, Inc. (Biotechnology)	0.4%	27,782	5,785,602
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.3%	196,949	35,171,153
AT&T, Inc. (Diversified Telecommunication Services)	0.6%	311,708	9,737,758
Bank of America Corp. (Banks)	0.7%	398,717	11,323,563
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.2%	83,675	18,261,232
Boeing Co. (The) (Aerospace & Defense)	0.5%	22,934	7,952,594
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	82,247	9,782,458
Cisco Systems, Inc. (Communications Equipment)	0.6%	196,217	9,392,908
Citigroup, Inc. (Banks)	0.5%	108,021	6,998,681
Coca-Cola Co. (The) (Beverages)	0.5%	164,294	8,280,418
Comcast Corp., Class A (Media)	0.5%	196,266	7,656,337
CVS Health Corp. (Health Care Providers & Services)	0.3%	55,339	4,438,180
DowDuPont, Inc. (Chemicals)	0.4%	99,039	5,729,406
Eli Lilly & Co. (Pharmaceuticals)	0.3%	41,028	4,867,562
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.0%	181,729	14,447,456
Facebook, Inc., Class A* (Interactive Media & Services)	1.0%	103,517	14,555,525
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Home Depot, Inc. (The) (Specialty Retail)	0.6%	49,109	$8,855,335
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	31,876	4,677,803
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.6%	197,920	9,759,435
International Business Machines Corp. (IT Services)	0.3%	39,179	4,868,774
Johnson & Johnson (Pharmaceuticals)	1.1%	115,152	16,915,829
JPMorgan Chase & Co. (Banks)	1.1%	144,260	16,040,269
Mastercard, Inc., Class A (IT Services)	0.5%	39,159	7,873,700
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	33,300	6,277,383
Medtronic plc (Health Care Equipment & Supplies)	0.4%	57,968	5,653,619
Merck & Co., Inc. (Pharmaceuticals)	0.6%	114,155	9,057,058
Microsoft Corp. (Software)	2.4%	329,144	36,498,778
Netflix, Inc.* (Entertainment)	0.4%	18,691	5,348,056
Oracle Corp. (Software)	0.4%	121,328	5,915,953
PepsiCo, Inc. (Beverages)	0.5%	60,707	7,402,612
Pfizer, Inc. (Pharmaceuticals)	0.8%	251,620	11,632,392
Philip Morris International, Inc. (Tobacco)	0.4%	66,725	5,773,714
Procter & Gamble Co. (The) (Household Products)	0.7%	106,843	10,097,732
salesforce.com, Inc.* (Software)	0.3%	32,480	4,636,845
Union Pacific Corp. (Road & Rail)	0.3%	31,742	4,881,285
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	41,313	11,623,826
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.7%	177,355	10,694,507
Visa, Inc., Class A (IT Services)	0.7%	76,259	10,806,663
Walmart, Inc. (Food & Staples Retailing)	0.4%	61,598	6,015,045
Walt Disney Co. (The) (Entertainment)	0.5%	63,837	7,372,535
Wells Fargo & Co. (Banks)	0.7%	186,052	10,098,902
Other Common Stocks	32.8%	7,384,535	497,094,051
Total Common Stocks (Cost $1,071,869,305)			999,848,844

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 129

Investments	Principal Amount	Value
Short-Term Investments — 26.9%
Repurchase Agreements (b) — 26.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $408,218,360 (Cost $408,141,545)	$408,141,545	$408,141,545
Total Investments — 92.9% (Cost $1,480,010,850)		1,407,990,389
Other assets less liabilities — 7.1%		107,866,943
Net Assets — 100.0%		$1,515,857,332

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $293,971,625.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,519,121
Aggregate gross unrealized depreciation	(162,008,786)
Net unrealized depreciation	$(28,489,665)
Federal income tax cost	$1,484,266,807

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,158	12/21/2018	USD	$159,601,350	$3,072,172

Swap Agreements1

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
14,974,978	11/6/2019	Bank of America NA	2.62%	SPDR® S&P 500® ETF Trust	842,724
297,967,028	11/6/2019	Bank of America NA	2.65%	S&P 500®	(16,832,107)
312,942,006					(15,989,383)	15,502,328	487,055	—
503,139,217	11/6/2020	BNP Paribas SA	2.87%	S&P 500®	13,361,027	(10,182,051)	(434,276)	2,744,700
340,171,220	12/10/2019	Citibank NA	2.72%	S&P 500®	31,763,915	(29,875,151)	—	1,888,764
939,235,541	11/6/2019	Credit Suisse International	2.92%	S&P 500®	22,604,404	—	(16,880,000)	5,724,404
14,785,198	11/6/2019	Deutsche Bank AG	2.79%	S&P 500®	(7,562,222)	—	7,562,222	—
11,232,848	11/6/2019	Goldman Sachs International	2.67%	SPDR® S&P 500® ETF Trust	629,314
53,537,554	11/6/2019	Goldman Sachs International	2.77%	S&P 500®	(14,804,873)
64,770,402					(14,175,559)	—	14,175,559	—
5,102,696	11/6/2019	Morgan Stanley & Co. International plc	2.72%	SPDR® S&P 500® ETF Trust	341,709

See accompanying notes to the financial statements.

130 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
47,665,481	1/6/2020	Morgan Stanley & Co. International plc	2.82%	S&P 500®	(29,576,234)
52,768,177					(29,234,525)	17,297,861	11,936,664	—
897,168,859	11/6/2019	Societe Generale	2.97%	S&P 500®	35,687,327	(27,357,439)	—	8,329,888
262,627,744	11/6/2020	UBS AG	2.82%	S&P 500®	8,259,597	—	—	8,259,597
3,387,608,364					44,714,581
				Total Unrealized Appreciation	113,490,017
				Total Unrealized Depreciation	(68,775,436)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 131

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2018:

Aerospace & Defense	1.7%
Air Freight & Logistics	0.5%
Airlines	0.3%
Auto Components	0.1%
Automobiles	0.3%
Banks	4.0%
Beverages	1.2%
Biotechnology	1.7%
Building Products	0.2%
Capital Markets	1.8%
Chemicals	1.3%
Commercial Services & Supplies	0.2%
Communications Equipment	0.8%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.5%
Containers & Packaging	0.2%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.2%
Diversified Telecommunication Services	1.4%
Electric Utilities	1.3%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	0.3%
Energy Equipment & Services	0.4%
Entertainment	1.3%
Equity Real Estate Investment Trusts (REITs)	1.9%
Food & Staples Retailing	1.0%
Food Products	0.8%
Health Care Equipment & Supplies	2.2%
Health Care Providers & Services	2.3%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.2%
Household Durables	0.2%
Household Products	1.0%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	0.9%
Insurance	1.5%
Interactive Media & Services	2.9%
Internet & Direct Marketing Retail	2.3%
IT Services	3.1%
Leisure Products	0.0%*
Life Sciences Tools & Services	0.7%
Machinery	1.0%
Media	0.9%
Metals & Mining	0.1%
Multiline Retail	0.3%
Multi-Utilities	0.7%
Oil, Gas & Consumable Fuels	3.3%
Personal Products	0.1%
Pharmaceuticals	3.4%
Professional Services	0.2%
Real Estate Management & Development	0.0%*
Road & Rail	0.7%

See accompanying notes to the financial statements.

132 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2018 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Semiconductors & Semiconductor Equipment	2.4%
Software	4.0%
Specialty Retail	1.5%
Technology Hardware, Storage & Peripherals	2.6%
Textiles, Apparel & Luxury Goods	0.5%
Tobacco	0.7%
Trading Companies & Distributors	0.1%
Water Utilities	0.0%*
Other[1]	34.0%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 133

Investments	Principal Amount	Value
Short-Term Investments — 74.6%
Repurchase Agreements (a) — 74.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $61,951,962 (Cost $61,940,303)	$61,940,303	$61,940,303
Total Investments — 74.6% (Cost $61,940,303)		61,940,303
Other assets less liabilities — 25.4%		21,100,263
Net Assets — 100.0%		$83,040,566

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,134,549
Aggregate gross unrealized depreciation	(8,297)
Net unrealized appreciation	$18,126,252
Federal income tax cost	$61,940,303

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	13	3/20/2019	USD	$1,818,781	$(8,297)

Swap Agreements1

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(29,325,827)	12/6/2018	Bank of America NA	(2.03)%	ICE U.S. Treasury 20+ Year Bond Index	2,575,868	(2,575,868)	—	—
(40,408,076)	2/6/2019	Citibank NA	(1.97)%	ICE U.S. Treasury 20+ Year Bond Index	8,103,280	(8,102,595)	(685)	—
(32,745,495)	11/6/2020	Goldman Sachs International	(1.97)%	ICE U.S. Treasury 20+ Year Bond Index	2,008,130	(2,008,130)	—	—
(13,145,533)	12/6/2018	Morgan Stanley & Co. International plc	(2.02)%	ICE U.S. Treasury 20+ Year Bond Index	4,978,538	—	(4,978,538)	—
(132,428,697)	3/6/2019	Societe Generale	(2.00)%	ICE U.S. Treasury 20+ Year Bond Index	468,733	(468,733)	—	—
(248,053,628)					18,134,549
				Total Unrealized Appreciation	18,134,549

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

134 :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO SHORT 20+ YEAR TREASURY TTT :: 135

Investments	Principal Amount	Value
Short-Term Investments — 127.1%
Repurchase Agreements (a) — 25.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $42,554,925 (Cost $42,546,917)	$42,546,917	$42,546,917
U.S. Treasury Obligations (b) — 101.5%
U.S. Treasury Bills
2.07%, 12/6/2018 (c)	10,000,000	9,998,243
2.13%, 12/13/2018 (c)	33,000,000	32,980,315
2.09%, 12/20/2018 (c)	8,000,000	7,991,892
2.12%, 12/27/2018 (c)	8,000,000	7,988,260
2.20%, 1/3/2019 (c)	45,000,000	44,913,492
2.12%, 1/10/2019 (c)	4,000,000	3,990,584
2.14%, 1/17/2019 (c)	4,000,000	3,988,638
2.25%, 1/24/2019 (c)	13,000,000	12,957,421
2.18%, 1/31/2019 (c)	5,000,000	4,981,255
2.18%, 2/7/2019 (c)	4,000,000	3,983,170
1.25%, 2/14/2019 (c)	7,000,000	6,967,175
1.28%, 2/21/2019 (c)	7,000,000	6,963,969
2.24%, 2/28/2019 (c)	6,000,000	5,966,559
2.32%, 3/7/2019 (c)	3,000,000	2,981,612
2.32%, 3/14/2019 (c)	3,000,000	2,980,473
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.33%, 3/21/2019 (c)	$3,000,000	$2,978,985
2.34%, 3/28/2019 (c)	6,000,000	5,954,815
Total U.S. Treasury Obligations (Cost $168,559,137)		168,566,858
Total Short-Term Investments (Cost $211,106,054)		211,113,775
Total Investments — 127.1% (Cost $211,106,054)		211,113,775
Liabilities in excess of other assets — (27.1%)		(44,998,164)
Net Assets — 100.0%		$166,115,611

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $43,833,258.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$658,235
Aggregate gross unrealized depreciation	(41,883,727)
Net unrealized depreciation	$(41,225,492)
Federal income tax cost	$211,106,054

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	43	12/21/2018	USD	$5,488,735	$61,133

See accompanying notes to the financial statements.

136 :: SDOW ULTRAPRO SHORT DOW30SM :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(28,839,613)	11/6/2020	Bank of America NA	(2.43)%	Dow Jones Industrial AverageSM	557,449	(557,449)	—	—
(1,021,538)	11/6/2019	BNP Paribas SA	(2.57)%	Dow Jones Industrial AverageSM	(39,773)	—	—	(39,773)
(89,276,965)	11/6/2020	Citibank NA	(2.54)%	Dow Jones Industrial AverageSM	(1,877,800)	1,877,797	3	—
(4,011,377)	11/6/2019	Credit Suisse International	(2.62)%	Dow Jones Industrial AverageSM	(595,927)	595,927	—	—
(5,514,009)	11/6/2019	Deutsche Bank AG	(2.62)%	Dow Jones Industrial AverageSM	(410,272)	351,272	59,000	—
(5,623,799)	11/6/2019	Goldman Sachs International	(2.42)%	Dow Jones Industrial AverageSM	(390,792)
(1,541,176)	11/6/2019	Goldman Sachs International	(2.27)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(388,703)
(7,164,975)					(779,495)	779,495	—	—
(104,523,579)	11/6/2019	Morgan Stanley & Co. International plc	(2.42)%	Dow Jones Industrial AverageSM	(2,948,571)	2,164,841	—	(783,730)
(233,901,724)	11/6/2019	Societe Generale	(2.82)%	Dow Jones Industrial AverageSM	(35,228,638)	34,396,062	—	(832,576)
(18,636,155)	11/6/2020	UBS AG	(2.52)%	Dow Jones Industrial AverageSM	28,681	—	—	28,681
(492,889,935)					(41,294,346)
				Total Unrealized Appreciation	586,130
				Total Unrealized Depreciation	(41,880,476)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO SHORT DOW30SM SDOW :: 137

Investments	Principal Amount	Value
Short-Term Investments — 94.9%
Repurchase Agreements (a) — 94.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $1,036,461 (Cost $1,036,265)	$1,036,265	$1,036,265
Total Investments — 94.9% (Cost $1,036,265)		1,036,265
Other assets less liabilities — 5.1%		55,239
Net Assets — 100.0%		$1,091,504

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(402,303)
Net unrealized depreciation	$(402,303)
Federal income tax cost	$1,036,265

Swap Agreements1

UltraPro Short Financial Select Sector had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(23,160)	11/6/2019	Bank of America NA	(2.12)%	S&P Financial Select Sector Index[6]	(9,126)	—	9,126	—
(1,054,597)	11/6/2019	Morgan Stanley & Co. International plc	(2.52)%	S&P Financial Select Sector Index[6]	(82,856)	—	3,000	(79,856)
(1,609,356)	11/6/2020	Societe Generale	(2.17)%	S&P Financial Select Sector Index[6]	(2,979)	—	2,979	—
(587,376)	11/6/2019	UBS AG	(2.07)%	S&P Financial Select Sector Index[6]	(307,342)	—	307,342	—
(3,274,489)					(402,303)
				Total Unrealized Depreciation	(402,303)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares UltraPro Financial Select Sector for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

138 :: FINZ ULTRAPRO SHORT FINANCIAL SELECT SECTOR :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 82.7%
Repurchase Agreements (a) — 82.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $1,738,829 (Cost $1,738,501)	$1,738,501	$1,738,501
Total Investments — 82.7% (Cost $1,738,501)		1,738,501
Other assets less liabilities — 17.3%		364,318
Net Assets — 100.0%		$2,102,819

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$232,188
Aggregate gross unrealized depreciation	(186,590)
Net unrealized appreciation	$45,598
Federal income tax cost	$1,738,501

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	2	12/21/2018	USD	$375,760	$29,601

Swap Agreements1

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(401,884)	11/6/2019	Bank of America NA	(2.42)%	S&P MidCap 400®	28	—	—	28
(428,176)	11/6/2020	BNP Paribas SA	(2.42)%	S&P MidCap 400®	814	—	—	814
(225,645)	11/6/2019	Citibank NA	(2.42)%	S&P MidCap 400®	(28,633)	—	28,633	—
(255,339)	11/6/2019	Credit Suisse International	(2.47)%	S&P MidCap 400®	1,024	—	—	1,024
(177,022)	11/6/2019	Goldman Sachs International	(1.97)%	SPDR® S&P MidCap 400® ETF Trust	(3,124)	—	3,124	—
(2,443,855)	11/6/2019	Morgan Stanley & Co. International plc	(2.22)%	S&P MidCap 400®	200,721	(200,721)	—	—
(2,000,597)	11/6/2019	Societe Generale	(2.22)%	S&P MidCap 400®	(154,833)	—	70,400	(84,433)
(5,932,518)					15,997
				Total Unrealized Appreciation	202,587
				Total Unrealized Depreciation	(186,590)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO SHORT MIDCAP400 SMDD :: 139

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

140 :: SMDD ULTRAPRO SHORT MIDCAP400 :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 61.7%
Repurchase Agreements (a) — 61.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,009,782 (Cost $2,009,404)	$2,009,404	$2,009,404
Total Investments — 61.7% (Cost $2,009,404)		2,009,404
Other assets less liabilities — 38.3%		1,248,421
Net Assets — 100.0%		$3,257,825

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,142
Aggregate gross unrealized depreciation	(1,294,078)
Net unrealized depreciation	$(1,268,936)
Federal income tax cost	$2,009,404
Swap Agreements1

UltraPro Short Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(5,360,851)	11/6/2019	Bank of America NA	(2.02)%	NASDAQ Biotechnology Index®	(1,257,226)	—	1,180,000	(77,226)
(3,390,468)	11/6/2019	Goldman Sachs International	(1.77)%	NASDAQ Biotechnology Index®	6,570	—	—	6,570
(350,160)	11/13/2019	Societe Generale	(2.42)%	NASDAQ Biotechnology Index®	18,572	—	—	18,572
(682,785)	11/6/2019	UBS AG	(1.32)%	NASDAQ Biotechnology Index®	(36,852)	—	36,852	—
(9,784,264)					(1,268,936)
				Total Unrealized Appreciation	25,142
				Total Unrealized Depreciation	(1,294,078)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY ZBIO :: 141

Investments	Principal Amount	Value
Short-Term Investments — 115.9%
Repurchase Agreements (a) — 8.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $50,053,072 (Cost $50,043,653)	$50,043,653	$50,043,653
U.S. Treasury Obligations (b) — 107.3%
U.S. Treasury Bills
2.11%, 12/6/2018 (c)	94,000,000	93,983,480
2.13%, 12/13/2018 (c)	87,000,000	86,948,102
2.09%, 12/20/2018 (c)	37,000,000	36,962,500
2.13%, 12/27/2018 (c)	40,000,000	39,941,300
2.17%, 1/3/2019 (c)	63,000,000	62,878,887
2.20%, 1/10/2019 (c)	82,000,000	81,806,981
2.14%, 1/17/2019 (c)	18,000,000	17,948,869
2.18%, 1/24/2019 (c)	17,000,000	16,944,320
2.18%, 1/31/2019 (c)	25,000,000	24,906,276
2.18%, 2/7/2019 (c)	19,000,000	18,920,058
2.19%, 2/14/2019 (c)	19,000,000	18,910,904
2.24%, 2/21/2019 (c)	18,000,000	17,907,350
2.24%, 2/28/2019 (c)	27,000,000	26,849,517
2.32%, 3/7/2019 (c)	17,000,000	16,895,802
2.32%, 3/14/2019 (c)	17,000,000	16,889,349
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.33%, 3/21/2019 (c)	$17,000,000	$16,880,915
2.34%, 3/28/2019 (c)	29,000,000	28,781,604
Total U.S. Treasury Obligations (Cost $624,334,763)		624,356,214
Total Short-Term Investments (Cost $674,378,416)		674,399,867
Total Investments — 115.9% (Cost $674,378,416)		674,399,867
Liabilities in excess of other assets — (15.9%)		(92,556,137)
Net Assets — 100.0%		$581,843,730

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $263,774,545.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,290,372
Aggregate gross unrealized depreciation	(161,358,126)
Net unrealized depreciation	$(151,067,754)
Federal income tax cost	$674,378,416

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	657	12/21/2018	USD	$91,329,570	$135,461

See accompanying notes to the financial statements.

142 :: SQQQ ULTRAPRO SHORT QQQ :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(375,064,768)	11/6/2020	Bank of America NA	(2.47)%	NASDAQ-100 Index®	(3,332,587)	—	3,332,587	—
(84,708,432)	11/6/2019	BNP Paribas SA	(2.52)%	NASDAQ-100 Index®	(204,721)	204,721	—	—
(20,877,501)	11/6/2020	Citibank NA	(2.49)%	NASDAQ-100 Index®	398,209	(357,871)	—	40,338
(223,002,514)	11/6/2019	Credit Suisse International	(2.62)%	NASDAQ-100 Index®	(13,468,832)	13,468,832	—	—
(206,854,044)	11/6/2019	Deutsche Bank AG	(2.57)%	NASDAQ-100 Index®	(52,881,049)	52,222,049	659,000	—
(96,335,849)	11/6/2019	Goldman Sachs International	(2.52)%	NASDAQ-100 Index®	3,482,456
(111,741)	11/6/2020	Goldman Sachs International	(2.27)%	PowerShares QQQ TrustSM, Series 1	758
(96,447,590)					3,483,214	(3,483,214)	—	—
(40,842,514)	11/6/2019	Morgan Stanley & Co. International plc	(2.42)%	NASDAQ-100 Index®	5,176,170
(9,832,726)	11/6/2019	Morgan Stanley & Co. International plc	(2.22)%	PowerShares QQQ TrustSM, Series 1	481,816
(50,675,240)					5,657,986	(5,657,986)	—	—
(500,267,972)	11/6/2019	Societe Generale	(2.82)%	NASDAQ-100 Index®	(91,455,495)	91,455,495	—	—
(96,297,324)	11/6/2020	UBS AG	(2.47)%	NASDAQ-100 Index®	578,609	—	—	578,609
(1,654,195,385)					(151,224,666)
				Total Unrealized Appreciation	10,118,018
				Total Unrealized Depreciation	(161,342,684)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO SHORT QQQ SQQQ :: 143

Investments	Principal Amount	Value
Short-Term Investments — 103.3%
Repurchase Agreements (a) — 39.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $19,561,991 (Cost $19,558,311)	$19,558,311	$19,558,311
U.S. Treasury Obligations (b) — 64.0%
U.S. Treasury Bills
2.28%, 1/24/2019 (c) (Cost $31,891,040)	32,000,000	31,895,191
Total Short-Term Investments (Cost $51,449,351)		51,453,502
Total Investments — 103.3% (Cost $51,449,351)		51,453,502
Liabilities in excess of other assets — (3.3%)		(1,643,994)
Net Assets — 100.0%		$49,809,508

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,529,479.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,214,383
Aggregate gross unrealized depreciation	(9,968,455)
Net unrealized depreciation	$(4,754,072)
Federal income tax cost	$51,449,351

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	17	12/21/2018	USD	$1,303,900	$102,431

Swap Agreements1

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(18,258,033)	11/6/2020	Bank of America NA	(2.12)%	Russell 2000® Index	399,619	(399,619)	—	—
(1,018,091)	11/6/2019	BNP Paribas SA	(1.92)%	Russell 2000® Index	(21,545)	—	—	(21,545)
(21,014,835)	11/6/2019	Citibank NA	(1.87)%	Russell 2000® Index	(1,646,648)	740,551	731,000	(175,097)
(555,373)	11/6/2019	Credit Suisse International	(2.07)%	Russell 2000® Index	(15,947)	—	15,947	—
(2,515,257)	11/6/2019	Deutsche Bank AG	(1.82)%	Russell 2000® Index	45,986	—	—	45,986
(595,950)	11/6/2019	Goldman Sachs International	(1.97)%	Russell 2000® Index	221,646	(221,646)	—	—
(27,210,115)	11/6/2019	Morgan Stanley & Co. International plc	(1.92)%	Russell 2000® Index	4,405,535

See accompanying notes to the financial statements.

144 :: SRTY ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(556,931)	11/6/2019	Morgan Stanley & Co. International plc	(1.72)%	iShares® Russell 2000 ETF	(13,601)
(27,767,046)					4,391,934	(4,391,934)	—	—
(74,071,627)	11/6/2019	Societe Generale	(1.92)%	Russell 2000® Index	(8,270,714)	8,270,714	—	—
(2,333,720)	11/6/2020	UBS AG	(1.82)%	Russell 2000® Index	35,015	—	—	35,015
(148,129,932)					(4,860,654)
				Total Unrealized Appreciation	5,107,801
				Total Unrealized Depreciation	(9,968,455)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000 SRTY :: 145

Investments	Principal Amount	Value
Short-Term Investments — 104.2%
Repurchase Agreements (a) — 6.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $28,013,401 (Cost $28,008,129)	$28,008,129	$28,008,129
U.S. Treasury Obligations (b) — 97.5%
U.S. Treasury Bills
2.10%, 12/6/2018 (c)	58,000,000	57,989,808
2.12%, 12/13/2018 (c)	57,000,000	56,965,998
2.09%, 12/20/2018 (c)	27,000,000	26,972,635
2.12%, 12/27/2018 (c)	29,000,000	28,957,443
2.08%, 1/3/2019 (c)	18,000,000	17,965,396
2.19%, 1/10/2019 (c)	53,000,000	52,875,244
2.14%, 1/17/2019 (c)	14,000,000	13,960,231
2.18%, 1/24/2019 (c)	13,000,000	12,957,421
2.18%, 1/31/2019 (c)	19,000,000	18,928,770
2.18%, 2/7/2019 (c)	14,000,000	13,941,095
2.19%, 2/14/2019 (c)	14,000,000	13,934,351
2.24%, 2/21/2019 (c)	13,000,000	12,933,086
2.24%, 2/28/2019 (c)	20,000,000	19,888,531
2.32%, 3/7/2019 (c)	12,000,000	11,926,448
2.32%, 3/14/2019 (c)	12,000,000	11,921,893
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.33%, 3/21/2019 (c)	$12,000,000	$11,915,940
2.34%, 3/28/2019 (c)	21,000,000	20,841,851
Total U.S. Treasury Obligations (Cost $404,867,051)		404,876,141
Total Short-Term Investments (Cost $432,875,180)		432,884,270
Total Investments — 104.2% (Cost $432,875,180)		432,884,270
Liabilities in excess of other assets — (4.2%)		(17,251,962)
Net Assets — 100.0%		$415,632,308

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $119,119,524.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,852,415
Aggregate gross unrealized depreciation	(40,732,469)
Net unrealized depreciation	$(17,880,054)
Federal income tax cost	$432,875,180

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	461	12/21/2018	USD	$63,537,325	$1,296,548

See accompanying notes to the financial statements.

146 :: SPXU ULTRAPRO SHORT S&P500® :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(53,789,721)	11/6/2020	Bank of America NA	(2.45)%	S&P 500®	1,842,446	(1,842,446)	—	—
(196,170,352)	11/6/2020	BNP Paribas SA	(2.57)%	S&P 500®	(3,413,262)	3,346,262	67,000	—
(131,971,139)	11/6/2020	Citibank NA	(2.57)%	S&P 500®	(1,330,201)	760,195	570,006	—
(210,490,573)	11/6/2019	Credit Suisse International	(2.62)%	S&P 500®	(15,117,303)	15,117,302	1	—
(168,105,074)	11/6/2019	Deutsche Bank AG	(2.64)%	S&P 500®	(3,957,752)	3,957,752	—	—
(72,712,284)	11/6/2019	Goldman Sachs International	(2.57)%	S&P 500®	5,411,971
(972,790)	11/6/2019	Goldman Sachs International	(2.47)%	SPDR® S&P 500® ETF Trust	(2,420)
(73,685,074)					5,409,551	(5,409,551)	—	—
(23,379,131)	1/6/2020	Morgan Stanley & Co. International plc	(2.52)%	S&P 500®	14,280,201	(14,280,201)	—	—
(158,589,031)	11/6/2019	Societe Generale	(2.82)%	S&P 500®	(16,582,520)	16,582,520	—	—
(167,648,552)	11/6/2020	UBS AG	(2.47)%	S&P 500®	(316,852)	316,852	—	—
(1,183,828,647)					(19,185,692)
				Total Unrealized Appreciation	21,534,618
				Total Unrealized Depreciation	(40,720,310)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRAPRO SHORT S&P500® SPXU :: 147

Investments	Principal Amount	Value
Short-Term Investments — 100.4%
Repurchase Agreements (a) — 23.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $26,721,216 (Cost $26,716,189)	$26,716,189	$26,716,189
U.S. Treasury Obligations (b) — 77.2%
U.S. Treasury Bills
2.14%, 12/6/2018 (c)	25,000,000	24,995,588
2.14%, 12/13/2018 (c)	25,000,000	24,985,104
2.21%, 1/10/2019 (c)	30,000,000	29,929,503
2.28%, 1/24/2019 (c)	9,000,000	8,970,458
Total U.S. Treasury Obligations (Cost $88,870,664)		88,880,653
Total Short-Term Investments (Cost $115,586,853)		115,596,842
Total Investments — 100.4% (Cost $115,586,853)		115,596,842
Liabilities in excess of other assets — (0.4%)		(416,941)
Net Assets — 100.0%		$115,179,901

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,874,165.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$654,800
Aggregate gross unrealized depreciation	(2,127,246)
Net unrealized depreciation	$(1,472,446)
Federal income tax cost	$115,586,853

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	33	3/20/2019	USD	$3,941,953	$(11,858)

Swap Agreements1

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(96,613,542)	2/6/2019	Citibank NA	(2.02)%	ICE U.S. Treasury 7-10 Year Bond Index	644,811	(644,811)	—	—
(130,593,066)	12/6/2019	Societe Generale	(2.00)%	ICE U.S. Treasury 7-10 Year Bond Index	(2,115,388)	612,388	1,503,000	—
(227,206,608)					(1,470,577)
				Total Unrealized Appreciation	644,811
				Total Unrealized Depreciation	(2,115,388)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

148 :: PST ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT 7-10 YEAR TREASURY PST :: 149

Investments	Principal Amount	Value
Short-Term Investments — 89.7%
Repurchase Agreements (a) — 8.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $131,900,355 (Cost $131,875,535)	$131,875,535	$131,875,535
U.S. Treasury Obligations (b) — 81.2%
U.S. Treasury Bills
2.10%, 12/6/2018 (c)	121,000,000	120,978,648
2.12%, 12/13/2018 (c)	109,000,000	108,935,055
2.09%, 12/20/2018 (c)	59,000,000	58,940,203
2.12%, 12/27/2018 (c)	61,000,000	60,910,533
2.19%, 1/3/2019 (c)	204,000,000	203,607,604
2.20%, 1/10/2019 (c)	140,000,000	139,671,010
2.23%, 1/17/2019 (c)	133,000,000	132,622,405
2.26%, 1/24/2019 (c)	130,000,000	129,573,275
2.18%, 1/31/2019 (c)	43,000,000	42,839,147
2.18%, 2/7/2019 (c)	31,000,000	30,869,567
2.19%, 2/14/2019 (c)	31,000,000	30,854,476
2.24%, 2/21/2019 (c)	29,000,000	28,850,489
2.24%, 2/28/2019 (c)	43,000,000	42,759,693
2.32%, 3/7/2019 (c)	27,000,000	26,836,176
2.32%, 3/14/2019 (c)	27,000,000	26,823,976
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.33%, 3/21/2019 (c)	$27,000,000	$26,810,764
2.34%, 3/28/2019 (c)	45,000,000	44,660,750
Total U.S. Treasury Obligations (Cost $1,256,485,679)		1,256,543,771
Total Short-Term Investments (Cost $1,388,361,214)		1,388,419,306
Total Investments — 89.7% (Cost $1,388,361,214)		1,388,419,306
Other assets less liabilities — 10.3%		159,416,880
Net Assets — 100.0%		$1,547,836,186

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $38,310,000.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,848,978
Aggregate gross unrealized depreciation	(153,174)
Net unrealized appreciation	$165,695,804
Federal income tax cost	$1,388,361,214

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	205	3/20/2019	USD	$28,680,781	$(130,839)

See accompanying notes to the financial statements.

150 :: TBT ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(927,972,131)	12/6/2018	Bank of America NA	(2.03)%	ICE U.S. Treasury 20+ Year Bond Index	72,584,162	(72,584,162)	—	—
(521,487,386)	2/6/2019	Citibank NA	(1.97)%	ICE U.S. Treasury 20+ Year Bond Index	22,816,658	(22,816,658)	—	—
(922,403,512)	12/6/2020	Goldman Sachs International	(1.97)%	ICE U.S. Treasury 20+ Year Bond Index	36,194,214	(36,194,214)	—	—
(837,786)	6/6/2019	Morgan Stanley & Co. International plc	(2.02)%	ICE U.S. Treasury 20+ Year Bond Index	21,027,006	(21,027,006)	—	—
(702,619,648)	3/6/2019	Societe Generale	(2.00)%	ICE U.S. Treasury 20+ Year Bond Index	13,146,511	(13,146,511)	—	—
(3,075,320,463)					165,768,551
				Total Unrealized Appreciation	165,768,551

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY TBT :: 151

Investments	Principal Amount	Value
Short-Term Investments — 64.8%
Repurchase Agreements (a) — 64.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,354,579 (Cost $4,353,760)	$4,353,760	$4,353,760
Total Investments — 64.8% (Cost $4,353,760)		4,353,760
Other assets less liabilities — 35.2%		2,360,199
Net Assets — 100.0%		$6,713,959

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$325,019
Aggregate gross unrealized depreciation	(174,414)
Net unrealized appreciation	$150,605
Federal income tax cost	$4,353,760

Swap Agreements1

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,652,536)	11/6/2020	Bank of America NA	(2.17)%	Dow Jones U.S. Basic MaterialsSM Index	62,188	—	—	62,188
(2,685,909)	11/6/2020	Credit Suisse International	(2.62)%	Dow Jones U.S. Basic MaterialsSM Index	63,864	—	—	63,864
(2,393,885)	11/13/2019	Morgan Stanley & Co. International plc	(2.42)%	Dow Jones U.S. Basic MaterialsSM Index	137,842	(137,000)	—	842
(1,248,024)	11/6/2019	Societe Generale	(2.07)%	Dow Jones U.S. Basic MaterialsSM Index	61,125	—	—	61,125
(4,467,936)	11/6/2019	UBS AG	(2.07)%	Dow Jones U.S. Basic MaterialsSM Index	(174,414)	—	174,414	—
(13,448,290)					150,605
				Total Unrealized Appreciation	325,019
				Total Unrealized Depreciation	(174,414)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

152 :: SMN ULTRASHORT BASIC MATERIALS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 92.2%
Repurchase Agreements (a) — 92.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $1,553,578 (Cost $1,553,286)	$1,553,286	$1,553,286
Total Investments — 92.2% (Cost $1,553,286)		1,553,286
Other assets less liabilities — 7.8%		131,464
Net Assets — 100.0%		$1,684,750

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,895
Aggregate gross unrealized depreciation	(128,377)
Net unrealized depreciation	$(93,482)
Federal income tax cost	$1,553,286

Swap Agreements1

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(490,214)	11/6/2019	Bank of America NA	(2.17)%	Dow Jones U.S. Consumer GoodsSM Index	34,895
(329,242)	11/6/2019	Bank of America NA	(1.82)%	iShares® U.S. Consumer Goods ETF	(10,656)
(819,456)					24,239	—	—	24,239
(9,000)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. Consumer GoodsSM Index	(1)	—	—	(1)
(155,178)	11/13/2019	Morgan Stanley & Co. International plc	(1.82)%	iShares® U.S. Consumer Goods ETF	(3,620)
(93,378)	11/13/2019	Morgan Stanley & Co. International plc	(2.32)%	Dow Jones U.S. Consumer GoodsSM Index	(289)
(248,556)					(3,909)	—	—	(3,909)
(2,103,918)	11/6/2019	Societe Generale	(2.07)%	Dow Jones U.S. Consumer GoodsSM Index	(18,474)	—	18,474	—
(188,848)	11/6/2019	UBS AG	(2.07)%	Dow Jones U.S. Consumer GoodsSM Index	(95,337)	—	95,337	—
(3,369,778)					(93,482)
				Total Unrealized Appreciation	34,895
				Total Unrealized Depreciation	(128,377)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT CONSUMER GOODS SZK :: 153

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

154 :: SZK ULTRASHORT CONSUMER GOODS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 114.5%
Repurchase Agreements (a) — 114.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $1,311,190 (Cost $1,310,944)	$1,310,944	$1,310,944
Total Investments — 114.5% (Cost $1,310,944)		1,310,944
Liabilities in excess of other assets — (14.5%)		(166,301)
Net Assets — 100.0%		$1,144,643

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(637,973)
Net unrealized depreciation	$(637,973)
Federal income tax cost	$1,310,944

Swap Agreements1

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(364,548)	11/6/2019	Bank of America NA	(2.22)%	Dow Jones U.S. Consumer ServicesSM Index	(69,308)
(50,788)	11/6/2019	Bank of America NA	(1.82)%	iShares® U.S. Consumer Services ETF	(9,891)
(415,336)					(79,199)	—	60,000	(19,199)
(124,018)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. Consumer ServicesSM Index	(20,354)	—	—	(20,354)
(454,370)	11/13/2019	Morgan Stanley & Co. International plc	(2.47)%	Dow Jones U.S. Consumer ServicesSM Index	(111,709)
(11,963)	11/13/2019	Morgan Stanley & Co. International plc	(1.82)%	iShares® U.S. Consumer Services ETF	(1,933)
(466,333)					(113,642)	—	113,642	—
(138,492)	11/6/2019	Societe Generale	(2.07)%	Dow Jones U.S. Consumer ServicesSM Index	(299,350)	—	276,000	(23,350)
(1,144,610)	11/6/2019	UBS AG	(2.07)%	Dow Jones U.S. Consumer ServicesSM Index	(125,428)	—	27,000	(98,428)
(2,288,789)					(637,973)
				Total Unrealized Depreciation	(637,973)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT CONSUMER SERVICES SCC :: 155

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

156 :: SCC ULTRASHORT CONSUMER SERVICES :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 105.6%
Repurchase Agreements (a) — 19.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $27,101,333 (Cost $27,096,233)	$27,096,233	$27,096,233
U.S. Treasury Obligations (b) — 86.1%
U.S. Treasury Bills
2.07%, 12/6/2018 (c)	7,000,000	6,998,770
2.10%, 12/13/2018 (c)	6,000,000	5,996,421
2.09%, 12/20/2018 (c)	6,000,000	5,993,919
2.12%, 12/27/2018 (c)	6,000,000	5,991,195
2.20%, 1/3/2019 (c)	44,000,000	43,915,413
2.12%, 1/10/2019 (c)	3,000,000	2,992,938
2.14%, 1/17/2019 (c)	3,000,000	2,991,478
2.26%, 1/24/2019 (c)	14,000,000	13,954,146
2.18%, 1/31/2019 (c)	4,000,000	3,985,004
2.18%, 2/7/2019 (c)	3,000,000	2,987,378
1.31%, 2/14/2019 (c)	5,000,000	4,976,554
1.34%, 2/21/2019 (c)	5,000,000	4,974,264
2.24%, 2/28/2019 (c)	4,000,000	3,977,706
2.32%, 3/7/2019 (c)	2,000,000	1,987,741
2.32%, 3/14/2019 (c)	2,000,000	1,986,982
2.33%, 3/21/2019 (c)	2,000,000	1,985,990
2.34%, 3/28/2019 (c)	4,000,000	3,969,877
Total U.S. Treasury Obligations (Cost $119,660,630)		119,665,776
Total Short-Term Investments (Cost $146,756,863)		146,762,009
Total Investments — 105.6% (Cost $146,756,863)		146,762,009
Liabilities in excess of other assets — (5.6%)		(7,791,845)
Net Assets — 100.0%		$138,970,164

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $23,637,591.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$618,705
Aggregate gross unrealized depreciation	(15,254,250)
Net unrealized depreciation	$(14,635,545)
Federal income tax cost	$146,756,863

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	72	12/21/2018	USD	$9,190,440	$176,952

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT DOW30SM DXD :: 157

Swap Agreements1

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(9,153,801)	11/6/2020	Bank of America NA	(2.43)%	Dow Jones Industrial AverageSM	(172,162)	—	172,162	—
(1,021,538)	11/6/2019	BNP Paribas SA	(2.57)%	Dow Jones Industrial AverageSM	(39,773)	—	—	(39,773)
(32,747,738)	11/6/2020	Citibank NA	(2.54)%	Dow Jones Industrial AverageSM	55,978	(55,978)	—	—
(3,833,961)	11/6/2019	Credit Suisse International	(2.62)%	Dow Jones Industrial AverageSM	(2,698,231)	2,310,204	388,027	—
(8,093,649)	11/6/2019	Deutsche Bank AG	(2.62)%	Dow Jones Industrial AverageSM	(798,548)	242,548	556,000	—
(88,602,188)	11/6/2019	Goldman Sachs International	(2.42)%	Dow Jones Industrial AverageSM	352,466
(1,274,222)	11/6/2020	Goldman Sachs International	(2.27)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	2,640
(89,876,410)					355,106	(355,106)	—	—
(109,038,473)	11/6/2019	Societe Generale	(2.82)%	Dow Jones Industrial AverageSM	(11,543,139)	11,543,139	—	—
(15,026,626)	11/6/2020	UBS AG	(2.52)%	Dow Jones Industrial AverageSM	23,126	—	—	23,126
(268,792,196)					(14,817,643)
				Total Unrealized Appreciation	434,210
				Total Unrealized Depreciation	(15,251,853)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

158 :: DXD ULTRASHORT DOW30SM :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 64.8%
Repurchase Agreements (a) — 64.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $16,959,235 (Cost $16,956,044)	$16,956,044	$16,956,044
Total Investments — 64.8% (Cost $16,956,044)		16,956,044
Other assets less liabilities — 35.2%		9,229,134
Net Assets — 100.0%		$26,185,178

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$746,185
Aggregate gross unrealized depreciation	(2,928,630)
Net unrealized depreciation	$(2,182,445)
Federal income tax cost	$16,956,044

Swap Agreements1

UltraShort Financials had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(3,581,539)	11/6/2019	Bank of America NA	(2.42)%	Dow Jones U.S. FinancialsSM Index[6]	(603,407)	—	603,407	—
(12,064,325)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. FinancialsSM Index[6]	(946,543)	—	946,543	—
(29,333,397)	11/6/2019	Goldman Sachs International	(2.47)%	Dow Jones U.S. FinancialsSM Index[6]	746,185	(746,185)	—	—
(1,402,383)	11/13/2019	Morgan Stanley & Co. International plc	(2.42)%	Dow Jones U.S. FinancialsSM Index[6]	(156,491)	—	156,491	—
(4,769,061)	11/6/2019	Societe Generale	(2.42)%	Dow Jones U.S. FinancialsSM Index[6]	(312,420)	—	171,000	(141,420)
(1,229,179)	11/6/2019	UBS AG	(2.42)%	Dow Jones U.S. FinancialsSM Index[6]	(909,769)	—	909,769	—
(52,379,884)					(2,182,445)
				Total Unrealized Appreciation	746,185
				Total Unrealized Depreciation	(2,928,630)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT FINANCIALS SKF :: 159

Investments	Principal Amount	Value
Short-Term Investments — 81.0%
Repurchase Agreements (a) — 72.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $24,810,630 (Cost $24,805,963)	$24,805,963	$24,805,963
U.S. Treasury Obligations (b) — 8.7%
U.S. Treasury Bills
2.28%, 1/24/2019 (c) (Cost $2,989,785)	3,000,000	2,990,174
Total Short-Term Investments (Cost $27,795,748)		27,796,137
Total Investments — 81.0% (Cost $27,795,748)		27,796,137
Other assets less liabilities — 19.0%		6,537,343
Net Assets — 100.0%		$34,333,480

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $250,173.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,821,578
Aggregate gross unrealized depreciation	(1,193,832)
Net unrealized appreciation	$627,746
Federal income tax cost	$27,795,748

Swap Agreements1,6

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(15,587,835)	11/6/2020	Bank of America NA	(1.52)%	iShares® China Large-Cap ETF	(193,641)	—	193,641	—
(6,483,908)	11/6/2020	Citibank NA	0.53%	iShares® China Large-Cap ETF	(460,611)	—	460,611	—
(290,187)	11/6/2019	Credit Suisse International	(1.07)%	iShares® China Large-Cap ETF	(6,343)	—	6,343	—
(7,861,412)	11/6/2020	Deutsche Bank AG	(1.72)%	iShares® China Large-Cap ETF	(319,520)	250,172	—	(69,348)
(791,964)	11/6/2019	Goldman Sachs International	(0.47)%	iShares® China Large-Cap ETF	56,555	—	—	56,555
(948,983)	11/6/2020	Morgan Stanley & Co. International plc	(0.82)%	iShares® China Large-Cap ETF	(19,557)	—	19,557	—
(31,277,765)	11/6/2019	Societe Generale	(0.82)%	iShares® China Large-Cap ETF	1,764,634	(1,764,634)	—	—
(5,764,846)	11/6/2019	UBS AG	(0.57)%	iShares® China Large-Cap ETF	(194,160)	—	194,160	—
(69,006,900)					627,357
				Total Unrealized Appreciation	1,821,189
				Total Unrealized Depreciation	(1,193,832)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

160 :: FXP ULTRASHORT FTSE CHINA 50 :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT FTSE CHINA 50 FXP :: 161

Investments	Principal Amount	Value
Short-Term Investments — 72.3%
Repurchase Agreements (a) — 72.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $14,487,993 (Cost $14,485,267)	$14,485,267	$14,485,267
Total Investments — 72.3% (Cost $14,485,267)		14,485,267
Other assets less liabilities — 27.7%		5,550,133
Net Assets — 100.0%		$20,035,400

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$970,667
Aggregate gross unrealized depreciation	(51,328)
Net unrealized appreciation	$919,339
Federal income tax cost	$14,485,267

Swap Agreements1,6

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(19,104,170)	11/6/2020	Citibank NA	(1.42)%	Vanguard® FTSE Europe ETF Shares	517,863	(250,244)	—	267,619
(1,571,850)	11/6/2019	Credit Suisse International	(1.57)%	Vanguard® FTSE Europe ETF Shares	(51,328)	—	51,328	—
(4,635,044)	11/6/2019	Goldman Sachs International	(1.42)%	Vanguard® FTSE Europe ETF Shares	199,343	(199,343)	—	—
(1,007,838)	11/6/2020	Morgan Stanley & Co. International plc	(1.82)%	Vanguard® FTSE Europe ETF Shares	27,614	—	—	27,614
(7,675,626)	11/6/2020	Societe Generale	(1.32)%	Vanguard® FTSE Europe ETF Shares	205,017	(205,017)	—	—
(6,129,698)	11/6/2020	UBS AG	(1.82)%	Vanguard® FTSE Europe ETF Shares	20,830	—	—	20,830
(40,124,226)					919,339
				Total Unrealized Appreciation	970,667
				Total Unrealized Depreciation	(51,328)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

162 :: EPV ULTRASHORT FTSE EUROPE :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT FTSE EUROPE EPV :: 163

Investments	Principal Amount	Value
Short-Term Investments — 31.9%
Repurchase Agreements (a) — 31.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $947,201 (Cost $947,023)	$947,023	$947,023
Total Investments — 31.9% (Cost $947,023)		947,023
Other assets less liabilities — 68.1%		2,020,741
Net Assets — 100.0%		$2,967,764

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$874,777
Aggregate gross unrealized depreciation	(232,825)
Net unrealized appreciation	$641,952
Federal income tax cost	$947,023

Swap Agreements1,6

UltraShort Gold Miners had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(3,527,249)	11/6/2019	Bank of America NA	(1.97)%	VanEck Vectors Gold Miners ETF	650,739	(650,739)	—	—
		Goldman Sachs		VanEck Vectors
(592,181)	11/6/2019	International	(2.02)%	Gold Miners ETF	(180,106)	—	180,106	—
(66,602)	1/7/2019	Morgan Stanley & Co. International plc	(2.37)%	VanEck Vectors Gold Miners ETF	30,229	—	—	30,229
(1,398,382)	1/7/2019	Societe Generale	(1.82)%	VanEck Vectors Gold Miners ETF	(52,719)	—	52,719	—
(360,295)	11/6/2019	UBS AG	(2.07)%	VanEck Vectors Gold Miners ETF	193,809	—	—	193,809
(5,944,709)					641,952
				Total Unrealized Appreciation	874,777
				Total Unrealized Depreciation	(232,825)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

164 :: GDXS ULTRASHORT GOLD MINERS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 96.5%
Repurchase Agreements (a) — 96.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $1,270,486 (Cost $1,270,247)	$1,270,247	$1,270,247
Total Investments — 96.5% (Cost $1,270,247)		1,270,247
Other assets less liabilities — 3.5%		46,407
Net Assets — 100.0%		$1,316,654

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(153,893)
Net unrealized depreciation	$(153,893)
Federal income tax cost	$1,270,247

Swap Agreements1

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(657,472)	11/6/2020	Bank of America NA	(2.32)%	Dow Jones U.S. Health CareSM Index[6]	(27,057)
(190,344)	11/6/2019	Bank of America NA	(1.87)%	iShares® U.S. Healthcare ETF	(20,399)
(847,816)					(47,456)	—	47,456	—
(89,782)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. Health CareSM Index[6]	(3,822)	—	—	(3,822)
(45,910)	11/13/2019	Morgan Stanley & Co. International plc	(2.52)%	Dow Jones U.S. Health CareSM Index[6]	(9,025)
(36,505)	11/13/2019	Morgan Stanley & Co. International plc	(1.97)%	iShares® U.S. Healthcare ETF	(4,403)
(82,415)					(13,428)	—	—	(13,428)
(33,809)	11/6/2019	Societe Generale	(2.32)%	Dow Jones U.S. Health CareSM Index[6]	(54,806)	—	20,000	(34,806)
(1,579,418)	11/6/2020	UBS AG	(2.07)%	Dow Jones U.S. Health CareSM Index[6]	(34,381)	—	34,381	—
(2,633,240)					(153,893)
				Total Unrealized Depreciation	(153,893)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT HEALTH CARE RXD :: 165

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

166 :: RXD ULTRASHORT HEALTH CARE :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 84.9%
Repurchase Agreements (a) — 84.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,595,616 (Cost $2,595,127)	$2,595,127	$2,595,127
Total Investments — 84.9% (Cost $2,595,127)		2,595,127
Other assets less liabilities — 15.1%		462,377
Net Assets — 100.0%		$3,057,504

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,715
Aggregate gross unrealized depreciation	(198,589)
Net unrealized depreciation	$(41,874)
Federal income tax cost	$2,595,127

Swap Agreements1

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,531,609)	11/6/2019	Bank of America NA	(2.22)%	Dow Jones U.S. IndustrialsSM Index	154,072
(8,833)	11/6/2019	Bank of America NA	(1.82)%	iShares® U.S. Industrials ETF	(126)
(1,540,442)					153,946	(153,946)	—	—
(55,499)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. IndustrialsSM Index	(262)	—	—	(262)
(283,768)	11/13/2019	Morgan Stanley & Co. International plc	(1.97)%	iShares® U.S. Industrials ETF	2,643
(73,140)	11/13/2019	Morgan Stanley & Co. International plc	(2.32)%	Dow Jones U.S. IndustrialsSM Index	(43)
(356,908)					2,600	—	—	2,600
(932,866)	11/6/2019	Societe Generale	(2.07)%	Dow Jones U.S. IndustrialsSM Index	(77,533)	—	77,533	—
(3,229,341)	11/6/2019	UBS AG	(2.07)%	Dow Jones U.S. IndustrialsSM Index	(120,625)	—	96,000	(24,625)
(6,115,056)					(41,874)
				Total Unrealized Appreciation	156,715
				Total Unrealized Depreciation	(198,589)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT INDUSTRIALS SIJ :: 167

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

168 :: SIJ ULTRASHORT INDUSTRIALS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 98.3%
Repurchase Agreements (a) — 98.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $3,673,204 (Cost $3,672,513)	$3,672,513	$3,672,513
Total Investments — 98.3% (Cost $3,672,513)		3,672,513
Other assets less liabilities — 1.7%		65,050
Net Assets — 100.0%		$3,737,563

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,890
Aggregate gross unrealized depreciation	(316,813)
Net unrealized depreciation	$(248,923)
Federal income tax cost	$3,672,513

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	3	12/21/2018	USD	$563,640	$49,719

Swap Agreements1

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(776,200)	11/6/2020	Bank of America NA	(2.42)%	S&P MidCap 400®	1,476	—	—	1,476
(542,210)	11/6/2020	BNP Paribas SA	(2.42)%	S&P MidCap 400®	1,031	—	—	1,031
(1,115,493)	11/6/2019	Citibank NA	(2.42)%	S&P MidCap 400®	(65,839)	—	51,000	(14,839)
(2,527,455)	11/6/2019	Credit Suisse International	(2.47)%	S&P MidCap 400®	(72,826)	—	72,826	—
(1,081,013)	11/6/2019	Morgan Stanley & Co. International plc	(2.22)%	S&P MidCap 400®	15,664	—	—	15,664
(866,725)	11/6/2019	Societe Generale	(2.22)%	S&P MidCap 400®	(178,148)	—	22,000	(156,148)
(6,909,096)					(298,642)
				Total Unrealized Appreciation	18,171
				Total Unrealized Depreciation	(316,813)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT MIDCAP400 MZZ :: 169

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

170 :: MZZ ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 88.7%
Repurchase Agreements (a) — 26.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $8,583,566 (Cost $8,581,950)	$8,581,950	$8,581,950
U.S. Treasury Obligations — 62.0%
U.S. Treasury Bills
2.22%, 1/3/2019 (b) (Cost $19,959,456)	20,000,000	19,961,551
Total Short-Term Investments (Cost $28,541,406)		28,543,501
Total Investments — 88.7% (Cost $28,541,406)		28,543,501
Other assets less liabilities — 11.3%		3,620,657
Net Assets — 100.0%		$32,164,158

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,741
Aggregate gross unrealized depreciation	(14,877,451)
Net unrealized depreciation	$(14,866,710)
Federal income tax cost	$28,541,406

Swap Agreements1,6

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
		Bank of		iShares® MSCI
(5,710,188)	11/6/2019	America NA	(1.57)%	Brazil Capped ETF	(2,618,883)	—	2,618,883	—
(19,168,511)	12/6/2019	Citibank NA	(2.52)%	iShares® MSCI Brazil Capped ETF	(3,481,456)	—	3,481,456	—
(707,865)	11/6/2019	Credit Suisse International	(1.02)%	iShares® MSCI Brazil Capped ETF	(475,272)	—	475,272	—
(418,075)	11/6/2020	Morgan Stanley & Co. International plc	(1.82)%	iShares® MSCI Brazil Capped ETF	8,646	—	—	8,646
(30,620,081)	12/6/2019	Societe Generale	(1.82)%	iShares® MSCI Brazil Capped ETF	(6,640,181)	—	6,640,181	—
(7,937,752)	12/6/2019	UBS AG	(1.57)%	iShares® MSCI Brazil Capped ETF	(1,661,659)	—	1,661,659	—
(64,562,472)					(14,868,805)
				Total Unrealized Appreciation	8,646
				Total Unrealized Depreciation	(14,877,451)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT MSCI BRAZIL CAPPED BZQ :: 171

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

172 :: BZQ ULTRASHORT MSCI BRAZIL CAPPED :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 67.5%
Repurchase Agreements (a) — 67.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,512,762 (Cost $2,512,290)	$2,512,290	$2,512,290
Total Investments — 67.5% (Cost $2,512,290)		2,512,290
Other assets less liabilities — 32.5%		1,207,931
Net Assets — 100.0%		$3,720,221

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$544,506
Aggregate gross unrealized depreciation	(2,778)
Net unrealized appreciation	$541,728
Federal income tax cost	$2,512,290

Swap Agreements1,6

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(876,539)	11/6/2019	Citibank NA	(1.82)%	iShares® MSCI EAFE ETF	24,056	—	—	24,056
(1,060,214)	11/6/2019	Credit Suisse International	(2.02)%	iShares® MSCI EAFE ETF	108,081	—	—	108,081
(783,092)	11/6/2020	Deutsche Bank AG	(1.92)%	iShares® MSCI EAFE ETF	(2,778)	—	—	(2,778)
(3,993,217)	11/6/2019	Societe Generale	(2.02)%	iShares® MSCI EAFE ETF	388,564	(276,856)	—	111,708
(736,005)	11/6/2019	UBS AG	(1.92)%	iShares® MSCI EAFE ETF	23,805	—	—	23,805
(7,449,067)					541,728
				Total Unrealized Appreciation	544,506
				Total Unrealized Depreciation	(2,778)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT MSCI EAFE EFU :: 173

Investments	Principal Amount	Value
Short-Term Investments — 87.1%
Repurchase Agreements (a) — 87.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $17,524,349 (Cost $17,521,052)	$17,521,052	$17,521,052
Total Investments — 87.1% (Cost $17,521,052)		17,521,052
Other assets less liabilities — 12.9%		2,586,391
Net Assets — 100.0%		$20,107,443

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,250
Aggregate gross unrealized depreciation	(737,966)
Net unrealized depreciation	$(579,716)
Federal income tax cost	$17,521,052

Swap Agreements1,6

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(11,978,797)	11/6/2020	Citibank NA	(1.67)%	iShares® MSCI Emerging Markets ETF	(180,062)	—	180,062	—
(432,194)	11/6/2019	Credit Suisse International	(1.12)%	iShares® MSCI Emerging Markets ETF	(200,247)	—	200,247	—
(6,599,837)	11/6/2020	Deutsche Bank AG	(1.57)%	iShares® MSCI Emerging Markets ETF	(209,059)	—	—	(209,059)
(1,280,437)	11/6/2019	Goldman Sachs International	(0.22)%	iShares® MSCI Emerging Markets ETF	(43,248)	—	43,248	—
(15,682,256)	11/6/2020	Societe Generale	(0.82)%	iShares® MSCI Emerging Markets ETF	(105,350)	—	105,350	—
(4,280,382)	11/6/2019	UBS AG	(1.22)%	iShares® MSCI Emerging Markets ETF	158,250	—	—	158,250
(40,253,903)					(579,716)
				Total Unrealized Appreciation	158,250
				Total Unrealized Depreciation	(737,966)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

174 :: EEV ULTRASHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS EEV :: 175

Investments	Principal Amount	Value
Short-Term Investments — 35.5%
Repurchase Agreements (a) — 35.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,353,932 (Cost $2,353,489)	$2,353,489	$2,353,489
Total Investments — 35.5% (Cost $2,353,489)		2,353,489
Other assets less liabilities — 64.5%		4,274,240
Net Assets — 100.0%		$6,627,729

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$289,325
Aggregate gross unrealized depreciation	(214,346)
Net unrealized appreciation	$74,979
Federal income tax cost	$2,353,489

Swap Agreements1,6

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(4,650,263)	11/6/2019	Bank of America NA	(1.87)%	iShares® MSCI Japan ETF	18,215	—	—	18,215
(639,282)	11/6/2019	Credit Suisse International	(2.22)%	iShares® MSCI Japan ETF	104,948	—	(20)	104,928
(1,257,919)	11/6/2019	Morgan Stanley & Co. International plc	(1.92)%	iShares® MSCI Japan ETF	60,291	—	—	60,291
(1,567,026)	11/6/2019	Societe Generale	(1.72)%	iShares® MSCI Japan ETF	105,871	—	—	105,871
(5,088,406)	11/6/2019	UBS AG	(1.67)%	iShares® MSCI Japan ETF	(214,346)	—	214,346	—
(13,202,896)					74,979
				Total Unrealized Appreciation	289,325
				Total Unrealized Depreciation	(214,346)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

176 :: EWV ULTRASHORT MSCI JAPAN :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 101.2%
Repurchase Agreements (a) — 93.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $25,161,853 (Cost $25,157,118)	$25,157,118	$25,157,118
U.S. Treasury Obligations (b) — 7.5%
U.S. Treasury Bills
2.28%, 1/24/2019 (c) (Cost $1,993,190)	2,000,000	1,993,449
Total Short-Term Investments (Cost $27,150,308)		27,150,567
Total Investments — 101.2% (Cost $27,150,308)		27,150,567
Liabilities in excess of other assets — (1.2%)		(313,587)
Net Assets — 100.0%		$26,836,980

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $710,649.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,043
Aggregate gross unrealized depreciation	(4,863,669)
Net unrealized depreciation	$(4,787,626)
Federal income tax cost	$27,150,308

Swap Agreements1

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Appreciation/ (Depreciation)[4] ($)	Financial Instruments Value and Unrealized (the Fund)/the Counterparty ($)	Cash for the Benefit of (the Fund)/the Counterparty ($)	Collateral for the Benefit of Net Amount[5] ($)
(9,746,332)	11/6/2019	Bank of America NA	(2.02)%	NASDAQ Biotechnology Index®	(3,343,028)
(8,961,160)	11/6/2019	Bank of America NA	(1.55)%	iShares® Nasdaq Biotechnology ETF	(376,657)
(18,707,492)					(3,719,685)	496,685	3,223,000	—
(32,538)	11/6/2019	Citibank NA	(1.22)%	NASDAQ Biotechnology Index®	(1,443)	—	1,443	—
(124,118)	11/13/2019	Credit Suisse International	(1.77)%	NASDAQ Biotechnology Index®	(3,510)	—	3,510	—
(137,047)	11/13/2019	Morgan Stanley & Co. International plc	(2.17)%	NASDAQ Biotechnology Index®	(3,389)
(61,842)	11/13/2019	Morgan Stanley & Co. International plc	(1.67)%	iShares® Nasdaq Biotechnology ETF	(1,790)
(198,889)					(5,179)	—	5,179	—
(34,273,211)	11/6/2019	Societe Generale	(2.42)%	NASDAQ Biotechnology Index®	(1,133,852)	—	1,025,000	(108,852)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: 177

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Appreciation/ (Depreciation)[4] ($)	Financial Instruments Value and Unrealized (the Fund)/the Counterparty ($)	Cash for the Benefit of (the Fund)/the Counterparty ($)	Collateral for the Benefit of Net Amount[5] ($)
(423,884)	11/6/2019	UBS AG	(1.32)%	NASDAQ Biotechnology Index®	75,784	—	—	75,784
(53,760,132)					(4,787,885)
				Total Unrealized Appreciation	75,784
				Total Unrealized Depreciation	(4,863,669)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

178 :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 88.8%
Repurchase Agreements (a) — 88.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $17,882,865 (Cost $17,879,500)	$17,879,500	$17,879,500
Total Investments — 88.8% (Cost $17,879,500)		17,879,500
Other assets less liabilities — 11.2%		2,260,863
Net Assets — 100.0%		$20,140,363

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,401,378
Aggregate gross unrealized depreciation	(902,447)
Net unrealized appreciation	$498,931
Federal income tax cost	$17,879,500

Swap Agreements1

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,485,942)	11/6/2020	Bank of America NA	(2.22)%	Dow Jones U.S. Oil & GasSM Index	60,792
(853,828)	11/6/2019	Bank of America NA	(1.87)%	iShares® U.S. Energy ETF	(148,720)
(2,339,770)					(87,928)	—	87,928	—
(2,305,864)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. Oil & GasSM Index	68,412	—	—	68,412
(536,164)	11/6/2019	Goldman Sachs International	(2.37)%	Dow Jones U.S. Oil & GasSM Index	16,664	—	—	16,664
(22,091,024)	11/13/2019	Morgan Stanley & Co. International plc	(2.32)%	Dow Jones U.S. Oil & GasSM Index	1,203,437
(14,096)	12/6/2019	Morgan Stanley & Co. International plc	(1.77)%	iShares® U.S. Energy ETF	752
(22,105,120)					1,204,189	(1,143,000)	—	61,189
(6,082,350)	11/6/2019	Societe Generale	(2.07)%	Dow Jones U.S. Oil & GasSM Index	51,321	—	—	51,321
(6,937,911)	11/6/2019	UBS AG	(2.17)%	Dow Jones U.S. Oil & GasSM Index	(753,727)	—	736,000	(17,727)
(40,307,179)					498,931
				Total Unrealized
				Appreciation	1,401,378
				Total Unrealized
				Depreciation	(902,447)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT OIL & GAS DUG :: 179

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

180 :: DUG ULTRASHORT OIL & GAS :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 123.4%
Repurchase Agreements (a) — 10.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $27,007,478 (Cost $27,002,395)	$27,002,395	$27,002,395
U.S. Treasury Obligations (b) — 112.5%
U.S. Treasury Bills
2.11%, 12/6/2018 (c)	41,000,000	40,992,795
2.13%, 12/13/2018 (c)	64,000,000	63,961,822
2.10%, 12/20/2018 (c)	14,000,000	13,985,811
2.13%, 12/27/2018 (c)	14,000,000	13,979,455
2.08%, 1/3/2019 (c)	9,000,000	8,982,698
2.18%, 1/10/2019 (c)	16,000,000	15,962,338
2.14%, 1/17/2019 (c)	7,000,000	6,980,116
2.27%, 1/24/2019 (c)	46,000,000	45,849,337
2.18%, 1/31/2019 (c)	9,000,000	8,966,259
2.18%, 2/7/2019 (c)	7,000,000	6,970,547
2.19%, 2/14/2019 (c)	7,000,000	6,967,175
2.24%, 2/21/2019 (c)	6,000,000	5,969,117
2.24%, 2/28/2019 (c)	10,000,000	9,944,266
2.32%, 3/7/2019 (c)	6,000,000	5,963,224
2.32%, 3/14/2019 (c)	6,000,000	5,960,947
2.33%, 3/21/2019 (c)	6,000,000	5,957,970
2.34%, 3/28/2019 (c)	10,000,000	9,924,691
Total U.S. Treasury Obligations (Cost $277,304,036)		277,318,568
Total Short-Term Investments (Cost $304,306,431)		304,320,963
Total Investments — 123.4% (Cost $304,306,431)		304,320,963
Liabilities in excess of other assets — (23.4%)		(57,702,378)
Net Assets — 100.0%		$246,618,585

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $79,859,848.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,975,760
Aggregate gross unrealized depreciation	(61,005,440)
Net unrealized depreciation	$(55,029,680)
Federal income tax cost	$304,306,431

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	78	12/21/2018	USD	$10,842,780	$238,816

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT QQQ QID :: 181

Swap Agreements1

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(16,203,973)	11/6/2020	Bank of America NA	(2.47)%	NASDAQ-100 Index®	(1,925,343)	697,343	1,228,000	—
(66,161,524)	11/6/2019	BNP Paribas SA	(2.52)%	NASDAQ-100 Index®	1,160,983	(1,134,792)	(26,191)	—
(26,084,429)	11/6/2020	Citibank NA	(2.49)%	NASDAQ-100 Index®	567,254	(567,254)	—	—
(89,495,119)	11/6/2019	Credit Suisse International	(2.62)%	NASDAQ-100 Index®	(12,535,153)	12,535,149	4	—
(165,961,628)	11/6/2019	Deutsche Bank AG	(2.57)%	NASDAQ-100 Index®	(18,898,382)	18,898,382	—	—
(34,758,489)	11/6/2019	Goldman Sachs International	(2.52)%	NASDAQ-100 Index®	2,141,633
(587,066)	11/6/2019	Goldman Sachs International	(2.27)%	PowerShares QQQ TrustSM, Series 1	(49,409)
(35,345,555)					2,092,224	(2,092,224)	—	—
(32,751,178)	11/6/2019	Morgan Stanley & Co. International plc	(2.42)%	NASDAQ-100 Index®	1,685,532
(2,070,476)	11/6/2019	Morgan Stanley & Co. International plc	(2.22)%	PowerShares QQQ TrustSM, Series 1	(9,834)
(34,821,654)					1,675,698	(1,675,698)	—	—
(21,531,153)	11/6/2019	Societe Generale	(2.82)%	NASDAQ-100 Index®	(27,581,592)	27,581,591	1	—
(26,842,212)	11/6/2020	UBS AG	(2.47)%	NASDAQ-100 Index®	161,283	—	—	161,283
(482,447,247)					(55,283,028)
				Total Unrealized Appreciation	5,716,685
				Total Unrealized Depreciation	(60,999,713)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

182 :: QID ULTRASHORT QQQ :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 99.9%
Repurchase Agreements (a) — 99.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $22,539,132 (Cost $22,534,890)	$22,534,890	$22,534,890
Total Investments — 99.9% (Cost $22,534,890)		22,534,890
Other assets less liabilities — 0.1%		26,825
Net Assets — 100.0%		$22,561,715

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,731,419)
Net unrealized depreciation	$(1,731,419)
Federal income tax cost	$22,534,890

Swap Agreements1

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(15,394,947)	11/6/2020	Bank of America NA	(2.67)%	Dow Jones U.S. Real EstateSM Index	(488,656)
(1,642,826)	11/6/2019	Bank of America NA	(2.17)%	iShares® U.S. Real Estate ETF	(76,410)
(17,037,773)					(565,066)	—	565,066	—
(1,970,363)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. Real EstateSM Index	(54,975)	—	54,975	—
(360,787)	11/6/2019	Goldman Sachs International	(2.37)%	Dow Jones U.S. Real EstateSM Index	(12,824)	—	12,824	—
(12,499,934)	11/13/2019	Morgan Stanley & Co. International plc	(2.22)%	Dow Jones U.S. Real EstateSM Index	(315,185)
(79,556)	11/13/2019	Morgan Stanley & Co. International plc	(1.82)%	iShares® U.S. Real Estate ETF	(2,037)
(12,579,490)					(317,222)	—	216,000	(101,222)
(10,194,814)	11/6/2019	Societe Generale	(2.12)%	Dow Jones U.S. Real EstateSM Index	(462,195)	—	227,000	(235,195)
(3,052,171)	11/6/2019	UBS AG	(2.07)%	Dow Jones U.S. Real EstateSM Index	(319,137)	—	184,000	(135,137)
(45,195,398)					(1,731,419)
				Total Unrealized Depreciation	(1,731,419)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT REAL ESTATE SRS :: 183

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

184 :: SRS ULTRASHORT REAL ESTATE :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 97.4%
Repurchase Agreements (a) — 12.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $8,839,848 (Cost $8,838,184)	$8,838,184	$8,838,184
U.S. Treasury Obligations (b) — 84.7%
U.S. Treasury Bills
2.14%, 12/13/2018 (c)	25,000,000	24,985,087
2.22%, 1/3/2019 (c)	20,000,000	19,961,551
2.28%, 1/24/2019 (c)	14,000,000	13,954,146
Total U.S. Treasury Obligations (Cost $58,893,990)		58,900,784
Total Short-Term Investments (Cost $67,732,174)		67,738,968
Total Investments — 97.4% (Cost $67,732,174)		67,738,968
Other assets less liabilities — 2.6%		1,843,770
Net Assets — 100.0%		$69,582,738

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,726,135.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,722,970
Aggregate gross unrealized depreciation	(7,472,233)
Net unrealized depreciation	$(749,263)
Federal income tax cost	$67,732,174

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	69	12/21/2018	USD	$5,292,300	$330,419

Swap Agreements1

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(7,443,695)	11/6/2020	Bank of America NA	(2.12)%	Russell 2000® Index	215,578	(215,578)	—	—
(1,018,091)	11/6/2019	BNP Paribas SA	(1.92)%	Russell 2000® Index	(21,545)	—	—	(21,545)
(29,912,758)	11/6/2019	Citibank NA	(1.87)%	Russell 2000® Index	(2,026,859)	1,162,859	864,000	—
(6,608,386)	11/6/2019	Credit Suisse International	(2.07)%	Russell 2000® Index	(663,877)	—	663,877	—
(19,648,805)	11/6/2019	Deutsche Bank AG	(1.82)%	Russell 2000® Index	913,775	—	(913,775)	—
(1,259,483)	11/6/2019	Goldman Sachs International	(1.97)%	Russell 2000® Index	95,404	—	—	95,404
(42,185,299)	11/6/2019	Morgan Stanley & Co. International plc	(1.92)%	Russell 2000® Index	5,022,928

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT RUSSELL2000 TWM :: 185

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,391,831)	11/6/2019	Morgan Stanley & Co. International plc	(1.72)%	iShares® Russell 2000 ETF	(33,991)
(43,577,130)					4,988,937	(4,988,937)	—	—
(15,197,700)	11/6/2019	Societe Generale	(1.92)%	Russell 2000® Index	(4,725,961)	4,706,961	19,000	—
(9,202,464)	11/6/2020	UBS AG	(1.82)%	Russell 2000® Index	138,072	—	—	138,072
(133,868,512)					(1,086,476)
				Total Unrealized Appreciation	6,385,757
				Total Unrealized Depreciation	(7,472,233)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

186 :: TWM ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 101.3%
Repurchase Agreements (a) — 6.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $50,842,275 (Cost $50,832,708)	$50,832,708	$50,832,708
U.S. Treasury Obligations (b) — 94.7%
U.S. Treasury Bills
2.09%, 12/6/2018 (c)	77,000,000	76,986,469
2.12%, 12/13/2018 (c)	93,000,000	92,944,523
2.09%, 12/20/2018 (c)	43,000,000	42,956,419
2.12%, 12/27/2018 (c)	46,000,000	45,932,495
2.18%, 1/3/2019 (c)	131,000,000	130,748,162
2.20%, 1/10/2019 (c)	71,000,000	70,832,874
2.14%, 1/17/2019 (c)	23,000,000	22,934,665
2.18%, 1/24/2019 (c)	21,000,000	20,931,219
2.18%, 1/31/2019 (c)	31,000,000	30,883,782
2.18%, 2/7/2019 (c)	22,000,000	21,907,435
2.19%, 2/14/2019 (c)	22,000,000	21,896,837
2.24%, 2/21/2019 (c)	21,000,000	20,891,908
2.24%, 2/28/2019 (c)	32,000,000	31,821,650
2.32%, 3/7/2019 (c)	20,000,000	19,877,414
2.32%, 3/14/2019 (c)	20,000,000	19,869,822
2.33%, 3/21/2019 (c)	20,000,000	19,859,900
2.34%, 3/28/2019 (c)	33,000,000	32,751,480
Total U.S. Treasury Obligations (Cost $724,004,742)		724,027,054
Total Short-Term Investments (Cost $774,837,450)		774,859,762
Total Investments — 101.3% (Cost $774,837,450)		774,859,762
Liabilities in excess of other assets — (1.3%)		(10,218,024)
Net Assets — 100.0%		$764,641,738

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $118,531,035.

(c)  The rate shown was the current yield as of November 30, 2018.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,456,312
Aggregate gross unrealized depreciation	(46,550,399)
Net unrealized depreciation	$(11,094,087)
Federal income tax cost	$774,837,450

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	639	12/21/2018	USD	$88,070,175	$4,161,175

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT S&P500® SDS :: 187

Swap Agreements1

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(84,831,208)	11/6/2020	Bank of America NA	(2.45)%	S&P 500®	991,692	(991,692)	—	—
(156,772,765)	11/6/2020	BNP Paribas SA	(2.57)%	S&P 500®	(2,497,061)	2,497,061	—	—
(245,565,596)	11/6/2020	Citibank NA	(2.57)%	S&P 500®	(1,040,642)	1,040,626	16	—
(179,736,601)	11/6/2019	Credit Suisse International	(2.62)%	S&P 500®	(14,888,147)	14,888,147	—	—
(273,680,240)	11/6/2019	Deutsche Bank AG	(2.64)%	S&P 500®	(3,305,288)	3,305,288	—	—
(206,526,847)	11/6/2019	Goldman Sachs International	(2.57)%	S&P 500®	13,519,242
(716,229)	11/6/2019	Goldman Sachs International	(2.47)%	SPDR® S&P 500® ETF Trust	(1,782)
(207,243,076)					13,517,460	(13,517,460)	—	—
(34,844,160)	1/6/2020	Morgan Stanley & Co. International plc	(2.52)%	S&P 500®	16,257,677	(16,257,677)	—	—
(139,209,237)	11/6/2019	Societe Generale	(2.82)%	S&P 500®	(24,799,119)	24,799,119	—	—
(119,873,245)	11/6/2020	UBS AG	(2.47)%	S&P 500®	485,854	—	—	485,854
(1,441,756,128)					(15,277,574)
				Total Unrealized Appreciation	31,254,465
				Total Unrealized Depreciation	(46,532,039)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

188 :: SDS ULTRASHORT S&P500® :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 118.4%
Repurchase Agreements (a) — 118.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,078,717 (Cost $4,077,949)	$4,077,949	$4,077,949
Total Investments — 118.4% (Cost $4,077,949)		4,077,949
Liabilities in excess of other assets — (18.4%)		(634,871)
Net Assets — 100.0%		$3,443,078

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,769
Aggregate gross unrealized depreciation	(850,231)
Net unrealized depreciation	$(789,462)
Federal income tax cost	$4,077,949

Swap Agreements1

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(570,387)	11/6/2019	Bank of America NA	(2.22)%	Dow Jones U.S. SemiconductorsSM Index[6]	(177,065)	—	177,065	—
(33,454)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. SemiconductorsSM Index[6]	5,336	—	—	5,336
(1,467,962)	11/13/2019	Morgan Stanley & Co. International plc	(2.22)%	Dow Jones U.S. SemiconductorsSM Index[6]	55,433	(55,433)	—	—
(2,182,942)	11/6/2019	Societe Generale	(2.32)%	Dow Jones U.S. SemiconductorsSM Index[6]	(292,029)	—	292,029	—
(2,634,423)	11/6/2019	UBS AG	(2.42)%	Dow Jones U.S. SemiconductorsSM Index[6]	(381,137)	—	381,137	—
(6,889,168)					(789,462)
				Total Unrealized Appreciation	60,769
				Total Unrealized Depreciation	(850,231)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS SSG :: 189

Investments	Principal Amount	Value
Short-Term Investments — 95.4%
Repurchase Agreements (a) — 95.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,964,854 (Cost $2,964,296)	$2,964,296	$2,964,296
Total Investments — 95.4% (Cost $2,964,296)		2,964,296
Other assets less liabilities — 4.6%		144,184
Net Assets — 100.0%		$3,108,480

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,987
Aggregate gross unrealized depreciation	(536,756)
Net unrealized depreciation	$(524,769)
Federal income tax cost	$2,964,296

Swap Agreements1

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(517,176)	11/6/2019	Bank of America NA	(2.24)%	S&P SmallCap 600®	(116,005)	—	116,005	—
(990,976)	11/6/2019	Credit Suisse International	(2.22)%	S&P SmallCap 600®	(103,203)	—	103,203	—
(2,215,553)	11/6/2019	Deutsche Bank AG	(1.82)%	S&P SmallCap 600®	(62,851)	—	39,000	(23,851)
		Morgan Stanley & Co.
(1,127,928)	11/6/2019	International plc	(2.17)%	S&P SmallCap 600®	(151,198)	—	151,000	(198)
(714,406)	11/6/2019	Societe Generale	(1.72)%	S&P SmallCap 600®	(103,499)	—	20,000	(83,499)
(651,025)	11/6/2020	UBS AG	(2.17)%	S&P SmallCap 600®	11,987	—	—	11,987
(6,217,064)					(524,769)
				Total Unrealized Appreciation	11,987
				Total Unrealized Depreciation	(536,756)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

190 :: SDD ULTRASHORT SMALLCAP600 :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 102.4%
Repurchase Agreements (a) — 102.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,939,021 (Cost $4,938,092)	$4,938,092	$4,938,092
Total Investments — 102.4% (Cost $4,938,092)		4,938,092
Liabilities in excess of other assets — (2.4%)		(115,114)
Net Assets — 100.0%		$4,822,978

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,238
Aggregate gross unrealized depreciation	(877,720)
Net unrealized depreciation	$(875,482)
Federal income tax cost	$4,938,092

Swap Agreements1

UltraShort Technology had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,157,355)	11/6/2019	Bank of America NA	(2.27)%	Dow Jones U.S. TechnologySM Index[6]	(172,207)
(437,995)	11/6/2019	Bank of America NA	(1.82)%	iShares® U.S. Technology ETF	(41,347)
(1,595,350)					(213,554)	—	213,554	—
(47,748)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. TechnologySM Index[6]	(2,409)	—	—	(2,409)
(100,401)	11/13/2019	Morgan Stanley & Co. International plc	(2.42)%	Dow Jones U.S. TechnologySM Index[6]	(9,263)
(94,174)	11/13/2019	Morgan Stanley & Co. International plc	(2.07)%	iShares® U.S. Technology ETF	2,238
(194,575)					(7,025)	—	7,025	—
(4,261,500)	11/6/2019	Societe Generale	(2.07)%	Dow Jones U.S. TechnologySM Index[6]	(372,261)	—	231,000	(141,261)
(3,547,595)	11/6/2019	UBS AG	(2.17)%	Dow Jones U.S. TechnologySM Index[6]	(280,233)	—	280,233	—
(9,646,768)					(875,482)
				Total Unrealized Appreciation	2,238
				Total Unrealized Depreciation	(877,720)
See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT TECHNOLOGY REW :: 191

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

192 :: REW ULTRASHORT TECHNOLOGY :: NOVEMBER 30, 2018 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 66.0%
Repurchase Agreements (a) — 66.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,608,392 (Cost $2,607,901)	$2,607,901	$2,607,901
Total Investments — 66.0% (Cost $2,607,901)		2,607,901
Other assets less liabilities — 34.0%		1,344,597
Net Assets — 100.0%		$3,952,498

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,777
Aggregate gross unrealized depreciation	(334,738)
Net unrealized depreciation	$(125,961)
Federal income tax cost	$2,607,901

Swap Agreements1

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(227,104)	11/6/2019	Bank of America NA	(2.12)%	Dow Jones U.S. UtilitiesSM Index[6]	135,082	(135,082)	—	—
(3,143,525)	11/13/2019	Credit Suisse International	(2.62)%	Dow Jones U.S. UtilitiesSM Index[6]	73,695	—	(73,695)	—
(472,375)	11/13/2019	Morgan Stanley & Co. International plc	(2.17)%	Dow Jones U.S. UtilitiesSM Index[6]	(41,330)	—	41,330	—
(341,324)	11/6/2019	Societe Generale	(2.07)%	Dow Jones U.S. UtilitiesSM Index[6]	(66,786)	—	66,786	—
(3,723,406)	11/6/2019	UBS AG	(2.07)%	Dow Jones U.S. UtilitiesSM Index[6]	(226,622)	—	226,622	—
(7,907,734)					(125,961)
				Total Unrealized Appreciation	208,777
				Total Unrealized Depreciation	(334,738)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2018 (UNAUDITED) :: ULTRASHORT UTILITIES SDP :: 193

STATEMENTS OF ASSETS AND LIABILITIES

194 :: NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short Basic Materials	Short Dow30SM	Short Financials	Short FTSE China 50
ASSETS:
Securities and Repurchase Agreements, at cost	$39,053,652	$505,691,244	$611,886	$234,735,317	$22,552,879	$5,229,148
Securities, at value	26,930,024	447,783,088	—	208,463,294	—	—
Repurchase Agreements, at value	12,126,487	57,930,377	611,886	26,285,514	22,552,879	5,229,148
Cash	375	3,513	—	34,874	—	—
Segregated cash balances with brokers for futures contracts	9,240	207,460	—	367,290	—	—
Segregated cash balances with custodian for swap agreements	1,168,000	534,000	270,000	358,357	3,200,000	752,000
Dividends and interest receivable	744	3,554	38	1,613	1,384	321
Receivable for investments sold	—	3,513	—	—	—	—
Receivable for capital shares issued	—	5,949,725	—	5,645,522	—	—
Receivable from Advisor	—	—	4,108	—	—	873
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	1,510,764	24,683,262	104,814	5,263	—	124,073
Prepaid expenses	4,033	4,620	814	2,428	894	825
Total Assets	41,749,667	537,103,112	991,660	241,164,155	25,755,157	6,107,240
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	6,967,486	—	—	—	—
Payable for capital shares redeemed	—	16,699,062	—	8,468,282	—	—
Advisory fees payable	22,322	325,993	—	128,698	9,541	—
Management Services fees payable	3,576	43,465	—	17,933	1,882	—
Custodian fees payable	612	9,107	33	3,904	217	73
Administration fees payable	18,928	54,525	12,731	35,270	12,749	12,731
Trustee fees payable	761	4,880	16	2,098	176	57
Compliance services fees payable	269	1,852	7	727	68	23
Listing, Data and related fees payable	4,264	41,533	233	30,125	3,043	2,475
Professional fees payable	10,730	19,931	9,533	13,628	9,841	9,604
Payable for variation margin on futures contracts	1,488	36,827	—	22,534	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	10,898,717	1,123,198	124,008
Other liabilities	903	32,294	998	27,054	3,905	1,642
Total Liabilities	63,853	24,236,955	23,551	19,648,970	1,164,620	150,613
NET ASSETS	$41,685,814	$512,866,157	$968,109	$221,515,185	$24,590,537	$5,956,627
NET ASSETS CONSIST OF:
Paid in Capital	$50,109,048	$1,229,683,617	$8,754,873	$635,907,363	$141,930,829	$18,254,121
Distributable earnings (loss) (Note 16)	(8,423,234)	(716,817,460)	(7,786,764)	(414,392,178)	(117,340,292)	(12,297,494)
NET ASSETS	$41,685,814	$512,866,157	$968,109	$221,515,185	$24,590,537	$5,956,627
Shares (unlimited number of shares authorized, no par value)	1,425,000	21,550,000	50,000	3,923,755	1,074,851	300,000
Net Asset Value	$29.25	$23.80	$19.36	$56.45	$22.88	$19.86

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: 195

	Short High Yield	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short Oil & Gas	Short QQQ
ASSETS:
Securities and Repurchase Agreements, at cost	$115,379,109	$17,270,224	$41,154,848	$218,239,949	$1,489,897	$435,686,207
Securities, at value	80,897,588	—	24,995,607	168,717,798	—	390,087,993
Repurchase Agreements, at value	34,490,756	17,270,224	16,162,244	49,540,581	1,489,897	45,624,302
Cash	280,000	—	—	620,000	—	51,632
Segregated cash balances with brokers for futures contracts	—	162,360	—	—	—	669,900
Segregated cash balances with custodian for swap agreements	24,953,002	952,000	2,214,000	15,600,004	438,227	340,038
Dividends and interest receivable	2,116	1,059	992	3,039	91	2,799
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	6,060	—	—	—	—
Receivable for capital shares issued	—	—	—	4,951,293	—	7,960,133
Receivable from Advisor	—	—	—	—	3,705	—
Receivable for variation margin on futures contracts	—	—	—	—	—	198,567
Unrealized appreciation on non-exchange traded swap agreements	—	4,316	839,926	995,850	37,530	4,365,875
Prepaid expenses	2,622	2,415	943	1,787	817	3,917
Total Assets	140,626,084	18,398,434	44,213,712	240,430,352	1,970,267	449,305,156
LIABILITIES:
Cash overdraft	—	3,800	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	1,152,801	4,486,577	—	4,956,809	—	15,907,516
Advisory fees payable	74,392	6,285	23,882	153,847	—	243,117
Management Services fees payable	10,573	1,415	3,764	20,814	—	35,181
Custodian fees payable	1,968	707	35	1,084	47	4,291
Administration fees payable	26,156	12,731	13,659	34,720	12,731	45,982
Trustee fees payable	1,477	92	289	1,917	16	3,559
Compliance services fees payable	424	31	132	905	2	1,461
Listing, Data and related fees payable	13,088	—	2,127	7,637	217	73,310
Professional fees payable	12,212	9,689	9,924	12,695	9,536	15,835
Payable for variation margin on futures contracts	—	9,685	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	14,555,724	690,054	47,424	2,262,877	132,901	18,375,056
Other liabilities	9,285	2,281	3,160	7,218	1,155	13,868
Total Liabilities	15,858,100	5,223,347	104,396	7,460,523	156,605	34,719,176
NET ASSETS	$124,767,984	$13,175,087	$44,109,316	$232,969,829	$1,813,662	$414,585,980
NET ASSETS CONSIST OF:
Paid in Capital	$177,918,973	$71,177,758	$175,030,863	$488,508,328	$9,980,266	$934,505,167
Distributable earnings (loss) (Note 16)	(53,150,989)	(58,002,671)	(130,921,547)	(255,538,499)	(8,166,604)	(519,919,187)
NET ASSETS	$124,767,984	$13,175,087	$44,109,316	$232,969,829	$1,813,662	$414,585,980
Shares (unlimited number of shares authorized, no par value)	5,400,000	293,667	1,575,000	11,750,000	75,000	13,062,500
Net Asset Value	$23.11	$44.86	$28.01	$19.83	$24.18	$31.74

See accompanying notes to the financial statements.

196 :: NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short Real Estate	Short Russell2000	Short S&P500®	Short SmallCap600	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$9,029,358	$246,941,514	$1,655,746,878	$3,783,781	$53,777,303	$28,794,700
Securities, at value	—	209,455,700	1,540,228,969	—	39,339,858	23,990,470
Repurchase Agreements, at value	9,029,358	37,495,306	115,615,190	3,783,781	14,565,810	4,485,204
Cash	—	—	232,740	—	—	—
Segregated cash balances with brokers for futures contracts	—	1,175,405	10,487,400	—	3,465	17,710
Segregated cash balances with custodian for swap agreements	626,650	771,243	6,812,245	686,092	1,640,335	3,349,063
Dividends and interest receivable	554	2,300	7,093	232	187,941	134,059
Receivable for investments sold	—	6,240	—	—	3,435,406	—
Receivable for capital shares issued	—	—	5,743,019	—	—	—
Receivable from Advisor	—	—	—	2,313	—	—
Receivable for variation margin on futures contracts	—	—	—	—	567	4,156
Unrealized appreciation on non-exchange traded swap agreements	—	10,517,562	16,830,019	9,201	—	—
Prepaid expenses	859	2,607	12,285	1,191	1,013	1,012
Total Assets	9,657,421	259,426,363	1,695,968,960	4,482,810	59,174,395	31,981,674
LIABILITIES:
Cash overdraft	—	6,240	—	—	141	1,313
Payable for investments purchased	—	6,971,592	—	—	141	—
Payable for capital shares redeemed	—	8,294,401	48,815,658	—	—	—
Advisory fees payable	864	135,156	924,082	—	23,764	10,000
Management Services fees payable	773	20,097	123,210	—	3,884	2,176
Custodian fees payable	247	4,516	18,462	117	1,283	700
Administration fees payable	12,731	37,185	81,667	12,759	27,965	26,290
Trustee fees payable	75	2,185	11,844	17	384	129
Compliance services fees payable	24	797	4,558	6	130	73
Listing, Data and related fees payable	1,174	228,646	—	—	2,752	2,098
Professional fees payable	9,674	13,980	32,888	9,565	10,226	9,897
Payable for variation margin on futures contracts	—	52,676	402,040	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	445,422	6,553,920	49,447,762	568,029	541,085	2,697,305
Other liabilities	3,103	25,826	103,315	1,876	3,657	2,430
Total Liabilities	474,087	22,347,217	99,965,486	592,369	615,412	2,752,411
NET ASSETS	$9,183,334	$237,079,146	$1,596,003,474	$3,890,441	$58,558,983	$29,229,263
NET ASSETS CONSIST OF:
Paid in Capital	$40,198,244	$879,643,471	$4,572,301,045	$49,532,424	$194,505,694	$41,180,942
Distributable earnings (loss) (Note 16)	(31,014,910)	(642,564,325)	(2,976,297,571)	(45,641,983)	(135,946,711)	(11,951,679)
NET ASSETS	$9,183,334	$237,079,146	$1,596,003,474	$3,890,441	$58,558,983	$29,229,263
Shares (unlimited number of shares authorized, no par value)	600,000	5,716,642	55,580,826	118,681	1,100,000	425,000
Net Asset Value	$15.31	$41.47	$28.72	$32.78	$53.24	$68.77

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: 197

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials	Ultra FTSE China 50
ASSETS:
Securities and Repurchase Agreements, at cost	$53,019,006	$7,696,900	$19,793,087	$341,708,632	$599,773,919	$22,011,174
Securities, at value	42,207,240	5,901,143	14,802,235	158,916,982	655,306,593	—
Repurchase Agreements, at value	2,805,545	770,463	3,110,453	184,659,039	89,575,773	22,011,174
Cash	—	—	123	4,147,965	6,645	—
Segregated cash balances with brokers for futures contracts	—	—	—	1,463,330	—	—
Segregated cash balances with custodian for swap agreements	2,968,125	887,399	1,992,285	57,553,973	20,379,994	6,222,206
Dividends and interest receivable	88,144	12,495	19,699	315,024	877,123	1,350
Receivable for investments sold	—	159	32,551	—	448,492	—
Due from broker	—	—	445,443	—	—	—
Due from counterparty	129,284	3,018	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	3,041	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	342,580	192,005	1,722,948	28,899,317	45,196,425	2,651,051
Prepaid expenses	1,083	860	904	3,430	6,224	1,117
Total Assets	48,542,001	7,770,583	22,126,641	435,959,060	811,797,269	30,886,898
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	2,096	—	283,654	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	20,678	—	8,032	241,411	489,023	11,322
Management Services fees payable	3,701	—	2,023	32,887	64,868	2,283
Custodian fees payable	3,564	3,678	4,443	8,319	9,990	1,108
Administration fees payable	30,175	25,979	26,063	66,958	86,445	12,479
Trustee fees payable	427	68	251	3,189	6,846	195
Compliance services fees payable	167	20	110	1,262	2,785	52
Listing, Data and related fees payable	7,456	1,057	4,392	56,640	122,820	11,748
Professional fees payable	10,510	9,676	9,968	16,750	24,584	10,155
Payable for variation margin on futures contracts	—	—	—	93,364	—	—
Unrealized depreciation on non-exchange traded swap agreements	3,747,189	372,308	531,048	37,366,002	49,852	3,018,594
Other liabilities	5,291	1,832	1,998	18,365	38,843	6,181
Total Liabilities	3,829,158	414,618	590,424	37,905,147	1,179,710	3,074,117
NET ASSETS	$44,712,843	$7,355,965	$21,536,217	$398,053,913	$810,617,559	$27,812,781
NET ASSETS CONSIST OF:
Paid in Capital	$33,910,630	$5,643,560	$10,451,189	$218,476,611	$567,300,296	$23,204,952
Distributable earnings (loss) (Note 16)	10,802,213	1,712,405	11,085,028	179,577,302	243,317,263	4,607,829
NET ASSETS	$44,712,843	$7,355,965	$21,536,217	$398,053,913	$810,617,559	$27,812,781
Shares (unlimited number of shares authorized, no par value)	800,000	175,000	225,000	8,700,000	19,757,750	425,000
Net Asset Value	$55.89	$42.03	$95.72	$45.75	$41.03	$65.44

See accompanying notes to the financial statements.

198 :: NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra FTSE Europe	Ultra Gold Miners	Ultra Health Care	Ultra High Yield	Ultra Industrials	Ultra MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$4,516,387	$7,313,459	$136,768,640	$2,725,416	$19,969,669	$140,068,390
Securities, at value	—	5,631,722	127,713,969	1,955,822	14,547,144	111,492,077
Repurchase Agreements, at value	4,516,387	704,586	7,908,156	704,566	3,188,999	23,326,292
Cash	—	—	—	—	—	24,292
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	225,500
Segregated cash balances with custodian for swap agreements	3,478,598	2,730,665	4,682,748	512,000	1,530,329	8,812,609
Dividends and interest receivable	277	43	245,504	43	37,283	115,348
Receivable for investments sold	—	—	—	—	—	1,209,539
Receivable for capital shares issued	—	—	—	—	—	25,362,971
Receivable from Advisor	—	1,938	—	9,477	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	9,957	—	11,079,025	35,363	708,698	1,848,428
Prepaid expenses	869	854	1,562	820	935	3,010
Total Assets	8,006,088	9,069,808	151,630,964	3,218,091	20,013,388	172,420,066
LIABILITIES:
Cash overdraft	—	—	411	—	356	—
Payable for investments purchased	—	—	—	—	—	27,017,121
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	595	—	80,304	—	3,498	70,967
Management Services fees payable	—	—	11,812	—	1,460	10,613
Custodian fees payable	204	199	4,111	37	6,840	11,653
Administration fees payable	12,731	25,889	44,337	25,902	26,050	45,572
Trustee fees payable	72	56	1,084	28	188	1,290
Compliance services fees payable	27	18	492	12	76	535
Listing, Data and related fees payable	1,488	542	20,695	13,197	3,238	—
Professional fees payable	9,681	9,648	11,485	9,558	9,938	24,421
Payable for variation margin on futures contracts	—	—	—	—	—	54,006
Unrealized depreciation on non-exchange traded swap agreements	1,384,617	1,244,000	—	13,407	1,653,304	1,638,530
Other liabilities	1,766	1,848	9,508	682	2,305	8,462
Total Liabilities	1,411,181	1,282,200	184,239	62,823	1,707,253	28,883,170
NET ASSETS	$6,594,907	$7,787,608	$151,446,725	$3,155,268	$18,306,135	$143,536,896
NET ASSETS CONSIST OF:
Paid in Capital	$6,328,856	$15,324,361	$99,578,853	$3,185,773	$9,878,809	$278,309,330
Distributable earnings (loss) (Note 16)	266,051	(7,536,753)	51,867,872	(30,505)	8,427,326	(134,772,434)
NET ASSETS	$6,594,907	$7,787,608	$151,446,725	$3,155,268	$18,306,135	$143,536,896
Shares (unlimited number of shares authorized, no par value)	150,000	299,969	1,350,000	50,000	275,000	3,675,000
Net Asset Value	$43.97	$25.96	$112.18	$63.11	$66.57	$39.06

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: 199

	Ultra MSCI Brazil Capped	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Oil & Gas
ASSETS:
Securities and Repurchase Agreements, at cost	$5,816,017	$4,750,473	$20,734,640	$4,348,138	$352,864,445	$111,985,223
Securities, at value	—	—	—	—	275,907,288	81,598,322
Repurchase Agreements, at value	5,816,017	4,750,473	20,734,640	4,348,138	33,250,476	7,306,887
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	7,763,729	4,149,000	6,242,162	2,400,771	1,656,790	6,895,637
Dividends and interest receivable	357	291	1,272	267	178,608	385,950
Receivable for investments sold	—	—	—	—	168,563	340,938
Due from counterparty	—	—	—	—	—	150,395
Receivable for capital shares issued	—	—	—	—	—	1,592,953
Receivable from Advisor	—	83	—	483	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	402,362	162,320	—	7,912,023	1,544,501
Prepaid expenses	988	890	3,008	893	2,666	1,348
Total Assets	13,581,091	9,303,099	27,143,402	6,750,552	319,076,414	99,816,931
LIABILITIES:
Cash overdraft	—	—	—	—	—	465
Payable for investments purchased	—	—	—	—	—	1,882,257
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	339	—	9,262	—	164,343	46,250
Management Services fees payable	720	—	1,916	—	25,415	7,499
Custodian fees payable	254	304	1,101	247	20,006	5,564
Administration fees payable	12,731	12,740	12,472	12,730	62,593	40,892
Trustee fees payable	166	86	276	73	2,674	889
Compliance services fees payable	20	29	33	27	1,060	385
Listing, Data and related fees payable	236	—	—	—	56,689	14,306
Professional fees payable	9,816	9,732	10,266	9,686	15,558	11,503
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	5,702,594	2,374,724	3,601,229	532,934	2,468,075	5,368,050
Other liabilities	1,800	1,903	3,547	1,615	36,015	14,608
Total Liabilities	5,728,676	2,399,518	3,640,102	557,312	2,852,428	7,392,668
NET ASSETS	$7,852,415	$6,903,581	$23,503,300	$6,193,240	$316,223,986	$92,424,263
NET ASSETS CONSIST OF:
Paid in Capital	$21,667,125	$14,805,104	$34,447,139	$3,434,720	$389,529,071	$161,940,179
Distributable earnings (loss) (Note 16)	(13,814,710)	(7,901,523)	(10,943,839)	2,758,520	(73,305,085)	(69,515,916)
NET ASSETS	$7,852,415	$6,903,581	$23,503,300	$6,193,240	$316,223,986	$92,424,263
Shares (unlimited number of shares authorized, no par value)	116,557	200,000	350,000	175,000	5,800,000	2,925,000
Net Asset Value	$67.37	$34.52	$67.15	$35.39	$54.52	$31.60

See accompanying notes to the financial statements.

200 :: NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra QQQ	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$1,930,177,396	$140,308,514	$188,508,503	$2,386,342,681	$52,434,904	$33,908,618
Securities, at value	1,464,445,589	106,438,297	150,336,081	1,717,045,519	33,460,839	19,078,522
Repurchase Agreements, at value	309,924,228	21,385,897	29,752,209	484,650,814	14,606,625	10,321,694
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	9,886,800	—	636,515	9,629,400	—	—
Segregated cash balances with custodian for swap agreements	38,633,075	3,786,402	1,932,684	158,778,285	232,552	300,415
Dividends and interest receivable	1,637,419	86,495	137,073	3,440,491	87,464	18,626
Receivable for investments sold	—	352,741	342,827	847,334	—	102,981
Due from broker	—	—	—	—	—	1,598,323
Receivable for capital shares issued	—	—	6,970	73,106,358	—	—
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	329,906	—	—	1,028,106	—	—
Unrealized appreciation on non-exchange traded swap agreements	63,731,634	8,923,965	1,851,437	151,533,093	245,008	456,787
Prepaid expenses	12,036	1,450	1,720	17,525	1,246	1,316
Total Assets	1,888,600,687	140,975,247	184,997,516	2,600,076,925	48,633,734	31,878,664
LIABILITIES:
Cash overdraft	161,154	3,486	451,178	761,256	—	—
Payable for investments purchased	—	223,794	248,425	57,198,284	—	23,453
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	1,038,413	73,329	61,715	1,476,703	20,217	6,791
Management Services fees payable	145,653	10,867	14,638	196,892	3,754	2,291
Custodian fees payable	32,599	7,064	171,308	105,137	1,956	7,543
Administration fees payable	112,935	44,806	55,236	125,361	32,142	26,380
Trustee fees payable	16,496	1,059	1,958	20,368	523	276
Compliance services fees payable	7,193	423	875	8,453	190	112
Listing, Data and related fees payable	306,904	19,703	193,174	—	8,144	—
Professional fees payable	41,388	11,722	13,402	50,312	10,759	10,030
Payable for variation margin on futures contracts	—	—	134,012	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	52,607,348	2,382,079	2,760,362	33,776,936	3,343,102	3,718,413
Other liabilities	28,143	11,884	8,632	72,493	6,377	1,949
Total Liabilities	54,498,226	2,790,216	4,114,915	93,792,195	3,427,164	3,797,238
NET ASSETS	$1,834,102,461	$138,185,031	$180,882,601	$2,506,284,730	$45,206,570	$28,081,426
NET ASSETS CONSIST OF:
Paid in Capital	$1,134,639,488	$93,549,957	$349,957,746	$1,714,977,234	$30,854,633	$17,379,695
Distributable earnings (loss) (Note 16)	699,462,973	44,635,074	(169,075,145)	791,307,496	14,351,937	10,701,731
NET ASSETS	$1,834,102,461	$138,185,031	$180,882,601	$2,506,284,730	$45,206,570	$28,081,426
Shares (unlimited number of shares authorized, no par value)	22,400,000	2,058,744	2,650,000	22,100,000	1,300,000	275,000
Net Asset Value	$81.88	$67.12	$68.26	$113.41	$34.77	$102.11

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: 201

	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Dow30SM	UltraPro Financial Select Sector	UltraPro MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$324,344,579	$752,872	$13,797,791	$467,025,076	$39,813,486	$32,028,809
Securities, at value	277,126,635	742,626	10,504,371	291,597,130	32,650,754	23,884,900
Repurchase Agreements, at value	15,617,056	49,721	3,634,003	163,914,679	4,498,965	4,449,100
Cash	156,847	11	—	—	—	2,492
Segregated cash balances with brokers for futures contracts	—	—	—	2,722,610	—	99,220
Segregated cash balances with custodian for swap agreements	7,617,180	185,480	781,691	27,735,651	3,856,748	2,161,970
Dividends and interest receivable	460,077	580	49,374	1,160,488	51,618	28,511
Receivable for investments sold	—	—	—	—	—	296,041
Due from broker	—	—	—	12,366,434	—	—
Due from counterparty	—	—	5,903	—	—	—
Receivable for capital shares issued	—	—	—	4,697,356	—	—
Receivable from Advisor	—	7,104	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	65,377	—	—
Unrealized appreciation on non-exchange traded swap agreements	13,463,079	98,541	764,604	38,988,948	1,749,907	1,168,348
Prepaid expenses	2,822	862	868	16,370	2,151	1,452
Total Assets	314,443,696	1,084,925	15,740,814	543,265,043	42,810,143	32,092,034
LIABILITIES:
Cash overdraft	—	—	—	1,346,712	229	—
Payable for investments purchased	—	—	—	4,704,870	—	183,555
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	188,293	—	1,852	296,724	17,089	9,983
Management Services fees payable	26,294	—	1,197	40,490	3,258	2,473
Custodian fees payable	14,502	—	1,778	14,367	5,603	17,716
Administration fees payable	64,788	25,906	25,924	72,327	28,565	26,572
Trustee fees payable	3,322	17	100	4,448	405	287
Compliance services fees payable	1,542	5	37	1,530	145	122
Listing, Data and related fees payable	57,089	216	1,920	66,890	11,289	—
Professional fees payable	15,752	9,542	9,720	19,178	10,423	10,126
Payable for variation margin on futures contracts	—	—	—	—	—	9,393
Unrealized depreciation on non-exchange traded swap agreements	15,222,116	35,729	19,039	2,178,334	2,526,375	767,891
Other liabilities	17,129	1,595	2,780	7,595	1,649	2,633
Total Liabilities	15,610,827	73,010	64,347	8,753,465	2,605,030	1,030,751
NET ASSETS	$298,832,869	$1,011,915	$15,676,467	$534,511,578	$40,205,113	$31,061,283
NET ASSETS CONSIST OF:
Paid in Capital	$178,071,956	$1,561,967	$13,866,794	$320,164,395	$30,442,595	$6,588,790
Distributable earnings (loss) (Note 16)	120,760,913	(550,052)	1,809,673	214,347,183	9,762,518	24,472,493
NET ASSETS	$298,832,869	$1,011,915	$15,676,467	$534,511,578	$40,205,113	$31,061,283
Shares (unlimited number of shares authorized, no par value)	3,150,000	25,000	300,000	5,550,000	475,004	300,000
Net Asset Value	$94.87	$40.48	$52.25	$96.31	$84.64	$103.54
See accompanying notes to the financial statements.

202 :: NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro Nasdaq Biotechnology	UltraPro QQQ	UltraPro Russell2000	UltraPro S&P500®	UltraPro Short 20+ Year Treasury	UltraPro Short Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$32,079,805	$4,741,710,116	$128,789,097	$1,480,010,850	$61,940,303	$211,106,054
Securities, at value	26,222,913	3,056,392,053	79,245,283	999,848,844	—	168,566,858
Repurchase Agreements, at value	2,033,778	1,375,426,949	34,717,308	408,141,545	61,940,303	42,546,917
Cash	12,913	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	9,216,900	714,615	7,642,800	32,890	250,690
Segregated cash balances with custodian for swap agreements	4,385,208	25,341,567	7,074,009	56,080,405	3,034,631	534,004
Dividends and interest receivable	13,461	3,357,966	66,629	1,887,474	3,800	2,610
Receivable for investments sold	—	62,512,607	141,237	502,641	—	—
Receivable for capital shares issued	—	—	—	6,956,093	—	1,565,134
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	27,865	122,549
Unrealized appreciation on non-exchange traded swap agreements	2,120,721	300,384,971	6,071,146	113,490,017	18,134,549	586,130
Prepaid expenses	577	43,773	1,438	20,492	1,262	4,504
Total Assets	34,789,571	4,832,676,786	128,031,665	1,594,570,311	83,175,300	214,179,396
LIABILITIES:
Cash overdraft	—	1,020,286	611,488	3,470	33,148	—
Payable for investments purchased	37,859	—	95,104	8,313,748	—	5,970,498
Payable for capital shares redeemed	—	62,448,984	—	—	—	—
Advisory fees payable	8,366	2,430,632	27,983	844,448	50,031	105,712
Management Services fees payable	2,503	337,809	9,384	112,592	6,946	14,976
Custodian fees payable	12,870	43,327	109,922	77,921	1,800	2,301
Administration fees payable	26,057	153,074	46,699	101,812	21,097	31,376
Trustee fees payable	273	35,490	1,321	12,611	763	1,788
Compliance services fees payable	92	14,054	546	4,926	303	737
Listing, Data and related fees payable	5,224	674,462	130,124	—	6,202	26,277
Professional fees payable	10,128	74,356	12,155	35,105	11,086	12,739
Payable for variation margin on futures contracts	—	5,727,178	156,859	398,989	—	—
Unrealized depreciation on non-exchange traded swap agreements	503,553	422,001,235	6,610,152	68,775,436	—	41,880,476
Other liabilities	4,436	42,944	6,184	31,921	3,358	16,905
Total Liabilities	611,361	495,003,831	7,817,921	78,712,979	134,734	48,063,785
NET ASSETS	$34,178,210	$4,337,672,955	$120,213,744	$1,515,857,332	$83,040,566	$166,115,611
NET ASSETS CONSIST OF:
Paid in Capital	$59,510,188	$2,673,281,141	$57,166,431	$728,238,426	$178,664,485	$635,550,518
Distributable earnings (loss) (Note 16)	(25,331,978)	1,664,391,814	63,047,313	787,618,906	(95,623,919)	(469,434,907)
NET ASSETS	$34,178,210	$4,337,672,955	$120,213,744	$1,515,857,332	$83,040,566	$166,115,611
Shares (unlimited number of shares authorized, no par value)	1,149,915	85,250,000	1,600,000	31,900,000	2,724,917	10,886,276
Net Asset Value	$29.72	$50.88	$75.13	$47.52	$30.47	$15.26

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: 203

	UltraPro Short Financial Select Sector	UltraPro Short MidCap400	UltraPro Short Nasdaq Biotechnology	UltraPro Short QQQ	UltraPro Short Russell2000	UltraPro Short S&P500®
ASSETS:
Securities and Repurchase Agreements, at cost	$1,036,265	$1,738,501	$2,009,404	$674,378,416	$51,449,351	$432,875,180
Securities, at value	—	—	—	624,356,214	31,895,191	404,876,141
Repurchase Agreements, at value	1,036,265	1,738,501	2,009,404	50,043,653	19,558,311	28,008,129
Cash	—	—	—	—	—	74,655
Segregated cash balances with brokers for futures contracts	—	18,040	—	5,058,900	66,385	3,042,600
Segregated cash balances with custodian for swap agreements	477,551	351,650	2,539,220	14,378,003	1,843,000	4,597,007
Dividends and interest receivable	64	107	123	3,070	1,200	1,718
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	39,441,150	2,847,705	—
Receivable from Advisor	4,121	3,737	2,214	—	—	—
Receivable for variation margin on futures contracts	—	—	—	420,581	—	192,415
Unrealized appreciation on non-exchange traded swap agreements	—	202,587	25,142	10,118,018	5,107,801	21,534,618
Prepaid expenses	804	1,293	413	19,974	1,372	6,386
Total Assets	1,518,805	2,315,915	4,576,516	743,839,563	61,320,965	462,333,669
LIABILITIES:
Cash overdraft	—	400	—	—	340	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	1,412,532	5,515,151
Advisory fees payable	—	—	—	375,416	25,812	300,207
Management Services fees payable	—	—	—	54,064	4,496	40,027
Custodian fees payable	23	531	137	5,506	1,443	6,576
Administration fees payable	12,730	12,731	12,739	58,201	18,460	51,082
Trustee fees payable	8	17	28	5,224	480	3,657
Compliance services fees payable	4	6	10	2,597	206	1,621
Listing, Data and related fees payable	1,624	—	618	110,477	55,129	—
Professional fees payable	9,516	9,535	9,564	19,328	10,527	17,079
Payable for variation margin on futures contracts	—	1,959	—	—	5,182	—
Unrealized depreciation on non-exchange traded swap agreements	402,303	186,590	1,294,078	161,342,684	9,968,455	40,720,310
Other liabilities	1,093	1,327	1,517	22,336	8,395	45,651
Total Liabilities	427,301	213,096	1,318,691	161,995,833	11,511,457	46,701,361
NET ASSETS	$1,091,504	$2,102,819	$3,257,825	$581,843,730	$49,809,508	$415,632,308
NET ASSETS CONSIST OF:
Paid in Capital	$9,169,949	$30,069,487	$6,967,979	$2,027,110,153	$336,754,443	$2,587,572,866
Distributable earnings (loss) (Note 16)	(8,078,445)	(27,966,668)	(3,710,154)	(1,445,266,423)	(286,944,935)	(2,171,940,558)
NET ASSETS	$1,091,504	$2,102,819	$3,257,825	$581,843,730	$49,809,508	$415,632,308
Shares (unlimited number of shares authorized, no par value)	143,723	218,686	199,967	43,085,293	1,763,142	11,398,634
Net Asset Value	$7.59	$9.62	$16.29	$13.50	$28.25	$36.46

See accompanying notes to the financial statements.

204 :: NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$115,586,853	$1,388,361,214	$4,353,760	$1,553,286	$1,310,944	$146,756,863
Securities, at value	88,880,653	1,256,543,771	—	—	—	119,665,776
Repurchase Agreements, at value	26,716,189	131,875,535	4,353,760	1,553,286	1,310,944	27,096,233
Cash	1,547	38,438	—	—	—	—
Segregated cash balances with brokers for futures contracts	38,115	518,650	—	—	—	419,760
Segregated cash balances with custodian for swap agreements	2,305,766	650,032	2,251,160	244,707	492,007	4,702,945
Dividends and interest receivable	1,639	8,090	267	95	80	1,662
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	6,087,609
Receivable from Advisor	—	—	329	3,568	4,417	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	644,811	165,768,551	325,019	34,895	—	434,210
Prepaid expenses	1,908	13,575	836	815	810	1,543
Total Assets	118,590,628	1,555,416,642	6,931,371	1,837,366	1,808,258	158,409,738
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	3,980,332
Payable for capital shares redeemed	1,151,799	5,929,357	—	—	—	—
Advisory fees payable	71,301	1,007,628	—	—	—	79,072
Management Services fees payable	9,628	134,349	—	—	—	11,460
Custodian fees payable	2,359	30,140	84	37	20	2,520
Administration fees payable	25,610	87,697	12,730	12,731	12,731	27,019
Trustee fees payable	1,218	14,301	44	21	10	1,253
Compliance services fees payable	441	5,328	16	8	3	482
Listing, Data and related fees payable	9,467	130,207	718	345	151	19,258
Professional fees payable	11,980	41,579	9,586	9,545	9,523	11,948
Payable for variation margin on futures contracts	6,137	121,719	—	—	—	19,245
Unrealized depreciation on non-exchange traded swap agreements	2,115,388	—	174,414	128,377	637,973	15,251,853
Other liabilities	5,399	78,151	19,820	1,552	3,204	35,132
Total Liabilities	3,410,727	7,580,456	217,412	152,616	663,615	19,439,574
NET ASSETS	$115,179,901	$1,547,836,186	$6,713,959	$1,684,750	$1,144,643	$138,970,164
NET ASSETS CONSIST OF:
Paid in Capital	$417,568,514	$7,680,517,842	$200,069,734	$25,735,238	$63,795,775	$1,074,037,067
Distributable earnings (loss) (Note 16)	(302,388,613)	(6,132,681,656)	(193,355,775)	(24,050,488)	(62,651,132)	(935,066,903)
NET ASSETS	$115,179,901	$1,547,836,186	$6,713,959	$1,684,750	$1,144,643	$138,970,164
Shares (unlimited number of shares authorized, no par value)	5,000,000	39,156,929	220,356	112,457	62,317	4,604,272
Net Asset Value	$23.04	$39.53	$30.47	$14.98	$18.37	$30.18

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: 205

	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe	UltraShort Gold Miners	UltraShort Health Care	UltraShort Industrials
ASSETS:
Securities and Repurchase Agreements, at cost	$16,956,044	$27,795,748	$14,485,267	$947,023	$1,270,247	$2,595,127
Securities, at value	—	2,990,174	—	—	—	—
Repurchase Agreements, at value	16,956,044	24,805,963	14,485,267	947,023	1,270,247	2,595,127
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	11,459,668	5,968,999	4,669,460	1,399,000	218,092	527,256
Dividends and interest receivable	1,040	1,522	889	58	78	159
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	762	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	2,849	4,085	2,767
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	746,185	1,821,189	970,667	874,777	—	156,715
Prepaid expenses	932	965	907	814	808	817
Total Assets	29,163,869	35,588,812	20,127,190	3,224,521	1,494,072	3,282,841
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	11,389	13,703	7,778	—	—	—
Management Services fees payable	2,216	2,696	1,670	—	—	—
Custodian fees payable	404	316	337	132	47	45
Administration fees payable	12,634	12,759	12,700	12,722	12,731	12,731
Trustee fees payable	242	307	141	18	8	19
Compliance services fees payable	88	128	54	8	2	8
Listing, Data and related fees payable	3,812	13,156	3,268	197	131	324
Professional fees payable	9,973	10,036	9,812	9,543	9,518	9,544
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	2,928,630	1,193,832	51,328	232,825	153,893	198,589
Other liabilities	9,303	8,399	4,702	1,312	1,088	4,077
Total Liabilities	2,978,691	1,255,332	91,790	256,757	177,418	225,337
NET ASSETS	$26,185,178	$34,333,480	$20,035,400	$2,967,764	$1,316,654	$3,057,504
NET ASSETS CONSIST OF:
Paid in Capital	$739,856,812	$401,304,725	$262,152,162	$3,421,019	$13,773,062	$41,742,058
Distributable earnings (loss) (Note 16)	(713,671,634)	(366,971,245)	(242,116,762)	(453,255)	(12,456,408)	(38,684,554)
NET ASSETS	$26,185,178	$34,333,480	$20,035,400	$2,967,764	$1,316,654	$3,057,504
Shares (unlimited number of shares authorized, no par value)	1,319,832	501,947	537,119	162,436	60,905	185,842
Net Asset Value	$19.84	$68.40	$37.30	$18.27	$21.62	$16.45

See accompanying notes to the financial statements.

206 :: NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology
ASSETS:
Securities and Repurchase Agreements, at cost	$3,672,513	$28,541,406	$2,512,290	$17,521,052	$2,353,489	$27,150,308
Securities, at value	—	19,961,551	—	—	—	1,993,449
Repurchase Agreements, at value	3,672,513	8,581,950	2,512,290	17,521,052	2,353,489	25,157,118
Cash	—	—	—	310,000	—	—
Segregated cash balances with brokers for futures contracts	27,060	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	353,304	18,535,000	686,650	2,895,000	4,223,006	4,520,000
Dividends and interest receivable	225	526	154	1,075	144	1,543
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	2,546	—	2,346	—	—	—
Receivable for variation margin on futures contracts	5,015	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	18,171	8,646	544,506	158,250	289,325	75,784
Prepaid expenses	2,355	1,004	818	923	841	591
Total Assets	4,081,189	47,088,677	3,746,764	20,886,300	6,866,805	31,748,485
LIABILITIES:
Cash overdraft	800	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	16,386	—	9,569	185	12,165
Management Services fees payable	—	2,740	—	1,919	—	2,374
Custodian fees payable	516	360	41	348	118	524
Administration fees payable	12,731	12,644	12,731	12,641	12,730	12,741
Trustee fees payable	31	249	32	176	28	251
Compliance services fees payable	11	115	13	80	10	96
Listing, Data and related fees payable	—	317	83	703	174	5,493
Professional fees payable	9,562	9,965	9,558	9,817	9,583	10,034
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	316,813	14,877,451	2,778	737,966	214,346	4,863,669
Other liabilities	3,162	4,292	1,307	5,638	1,902	4,158
Total Liabilities	343,626	14,924,519	26,543	778,857	239,076	4,911,505
NET ASSETS	$3,737,563	$32,164,158	$3,720,221	$20,107,443	$6,627,729	$26,836,980
NET ASSETS CONSIST OF:
Paid in Capital	$82,087,635	$101,834,721	$33,539,677	$243,009,193	$40,186,729	$84,267,123
Distributable earnings (loss) (Note 16)	(78,350,072)	(69,670,563)	(29,819,456)	(222,901,750)	(33,559,000)	(57,430,143)
NET ASSETS	$3,737,563	$32,164,158	$3,720,221	$20,107,443	$6,627,729	$26,836,980
Shares (unlimited number of shares authorized, no par value)	204,498	934,879	137,428	413,771	224,913	1,434,998
Net Asset Value	$18.28	$34.40	$27.07	$48.60	$29.47	$18.70

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: 207

	UltraShort Oil & Gas	UltraShort QQQ	UltraShort Real Estate	UltraShort Russell2000	UltraShort S&P500®	UltraShort Semiconductors
ASSETS:
Securities and Repurchase Agreements, at cost	$17,879,500	$304,306,431	$22,534,890	$67,732,174	$774,837,450	$4,077,949
Securities, at value	—	277,318,568	—	58,900,784	724,027,054	—
Repurchase Agreements, at value	17,879,500	27,002,395	22,534,890	8,838,184	50,832,708	4,077,949
Cash	—	—	—	—	95,715	—
Segregated cash balances with brokers for futures contracts	—	600,600	—	269,445	4,217,400	—
Segregated cash balances with custodian for swap agreements	1,816,460	1,274,145	1,808,269	2,839,592	12,507,454	1,133,078
Dividends and interest receivable	1,097	1,657	1,382	542	3,118	250
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	2,054
Receivable for variation margin on futures contracts	—	123,902	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	1,401,378	5,716,685	—	6,385,757	31,254,465	60,769
Prepaid expenses	904	2,743	918	1,373	7,229	817
Total Assets	21,099,339	312,040,695	24,345,459	77,235,677	822,945,143	5,274,917
LIABILITIES:
Cash overdraft	—	—	—	1,480	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	4,080,243	—	—	10,873,792	956,780
Advisory fees payable	7,178	174,765	7,682	36,913	531,092	—
Management Services fees payable	1,621	25,761	1,868	6,198	70,812	—
Custodian fees payable	327	4,400	540	2,009	12,785	61
Administration fees payable	12,613	39,029	12,634	22,055	69,319	12,730
Trustee fees payable	176	2,331	155	712	6,864	25
Compliance services fees payable	69	947	51	283	2,826	12
Listing, Data and related fees payable	2,922	53,612	2,891	82,037	—	519
Professional fees payable	9,860	14,129	9,886	11,018	23,619	9,548
Payable for variation margin on futures contracts	—	—	—	3,272	69,767	—
Unrealized depreciation on non-exchange traded swap agreements	902,447	60,999,713	1,731,419	7,472,233	46,532,039	850,231
Other liabilities	21,763	27,180	16,618	14,729	110,490	1,933
Total Liabilities	958,976	65,422,110	1,783,744	7,652,939	58,303,405	1,831,839
NET ASSETS	$20,140,363	$246,618,585	$22,561,715	$69,582,738	$764,641,738	$3,443,078
NET ASSETS CONSIST OF:
Paid in Capital	$246,787,248	$2,242,996,915	$832,540,402	$1,147,300,931	$6,967,434,922	$59,108,575
Distributable earnings (loss) (Note 16)	(226,646,885)	(1,996,378,330)	(809,978,687)	(1,077,718,193)	(6,202,793,184)	(55,665,497)
NET ASSETS	$20,140,363	$246,618,585	$22,561,715	$69,582,738	$764,641,738	$3,443,078
Shares (unlimited number of shares authorized, no par value)	517,108	6,044,232	845,837	4,259,437	21,096,067	187,940
Net Asset Value	$38.95	$40.80	$26.67	$16.34	$36.25	$18.32

See accompanying notes to the financial statements.

208 :: NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost	$2,964,296	$4,938,092	$2,607,901
Securities, at value	—	—	—
Repurchase Agreements, at value	2,964,296	4,938,092	2,607,901
Cash	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—
Segregated cash balances with custodian for swap agreements	688,382	785,392	1,493,683
Dividends and interest receivable	182	303	160
Receivable for investments sold	—	—	—
Receivable for capital shares issued	—	—	—
Receivable from Advisor	2,862	1,613	2,041
Receivable for variation margin on futures contracts	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	11,987	2,238	208,777
Prepaid expenses	1,193	824	832
Total Assets	3,668,902	5,728,462	4,313,394
LIABILITIES:
Cash overdraft	—	—	—
Payable for investments purchased	—	—	—
Payable for capital shares redeemed	—	—	—
Advisory fees payable	—	—	—
Management Services fees payable	—	—	—
Custodian fees payable	39	44	158
Administration fees payable	12,731	12,731	12,730
Trustee fees payable	21	28	32
Compliance services fees payable	7	9	11
Listing, Data and related fees payable	—	453	598
Professional fees payable	9,543	9,556	9,590
Payable for variation margin on futures contracts	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	536,756	877,720	334,738
Other liabilities	1,325	4,943	3,039
Total Liabilities	560,422	905,484	360,896
NET ASSETS	$3,108,480	$4,822,978	$3,952,498
NET ASSETS CONSIST OF:
Paid in Capital	$49,285,545	$45,839,912	$18,597,249
Distributable earnings (loss) (Note 16)	(46,177,065)	(41,016,934)	(14,644,751)
NET ASSETS	$3,108,480	$4,822,978	$3,952,498
Shares (unlimited number of shares authorized, no par value)	223,326	378,079	187,490
Net Asset Value	$13.92	$12.76	$21.08

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2018 (UNAUDITED) :: 209

STATEMENTS OF OPERATIONS

210 :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short Basic Materials	Short Dow30SM	Short Financials	Short FTSE China 50
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	702,869	5,590,382	14,162	2,381,844	183,270	50,937
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	702,869	5,590,382	14,162	2,381,844	183,270	50,937
EXPENSES:
Advisory fees (Note 4)	283,016	2,134,312	6,384	845,345	78,683	22,864
Management Services fees (Note 4)	37,735	284,573	851	112,712	10,491	3,049
Professional fees	9,374	14,011	8,634	10,731	8,810	8,677
Administration fees (Note 5)	23,695	66,799	15,234	41,718	15,232	15,234
Custodian fees (Note 6)	2,650	17,546	48	7,777	529	158
Printing and Shareholder reports	2,335	29,315	374	23,582	3,062	1,029
Listing, Data and related fees (Note 7)	7,265	25,779	4,775	51,374	8,788	7,330
Trustees fees (Note 8)	871	6,707	21	2,641	233	72
Compliance services fees (Note 4)	437	3,423	11	1,377	118	36
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,124	15,311	1,932	7,528	2,347	2,016
Total Gross Expenses before fees waived and/or reimbursed	371,502	2,597,776	38,264	1,104,785	128,293	60,465
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(12,992)	—	(30,174)	(34,291)	(28,629)	(31,491)
Total Net Expenses	358,510	2,597,776	8,090	1,070,494	99,664	28,974
Net Investment Income (Loss)	344,359	2,992,606	6,072	1,311,350	83,606	21,963
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	27,315	448,943	—	(974,161)	—	—
Expiration or closing of non-exchange traded swap agreements	(389,119)	(13,656,257)	—	(9,526,303)	—	(658,002)
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(361,804)	(13,207,314)	—	(10,500,464)	—	(658,002)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	2,859	58,144	—	25,470	—	—
Futures contracts	(8,049)	(71,793)	—	(458,064)	—	—
Non-exchange traded swap agreements	1,098,381	40,005,490	117,966	(1,847,330)	(310,788)	1,059,540
Change in net unrealized appreciation/depreciation	1,093,191	39,991,841	117,966	(2,279,924)	(310,788)	1,059,540
Net realized and unrealized gain (loss)	731,387	26,784,527	117,966	(12,780,388)	(310,788)	401,538
Change in Net Assets Resulting from Operations	$1,075,746	$29,777,133	$124,038	$(11,469,038)	$(227,182)	$423,501

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: 211

	Short High Yield	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short Oil & Gas	Short QQQ
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,223,464	114,126	303,682	1,981,474	14,560	4,432,141
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	1,223,464	114,126	303,682	1,981,474	14,560	4,432,141
EXPENSES:
Advisory fees (Note 4)	509,871	43,816	122,222	810,568	6,182	1,433,256
Management Services fees (Note 4)	67,982	5,842	16,296	108,075	824	191,099
Professional fees	9,843	8,714	8,933	10,783	8,630	12,357
Administration fees (Note 5)	31,702	15,234	16,156	43,499	15,231	54,419
Custodian fees (Note 6)	3,943	1,357	491	4,081	62	10,321
Printing and Shareholder reports	9,698	1,644	2,893	7,805	535	13,820
Listing, Data and related fees (Note 7)	30,756	5,688	10,953	47,665	4,773	195,533
Trustees fees (Note 8)	1,549	122	359	2,488	18	4,489
Compliance services fees (Note 4)	823	64	175	1,195	12	2,255
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,753	2,166	2,440	6,227	1,931	12,648
Total Gross Expenses before fees waived and/or reimbursed	671,920	84,647	180,918	1,042,386	38,198	1,930,197
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(26,119)	(29,145)	(26,035)	(15,262)	(30,362)	(114,711)
Total Net Expenses	645,801	55,502	154,883	1,027,124	7,836	1,815,486
Net Investment Income (Loss)	577,663	58,624	148,799	954,350	6,724	2,616,655
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	5
Expiration or closing of futures contracts	—	(142,432)	—	—	—	459,326
Expiration or closing of non-exchange traded swap agreements	—	(469,522)	(784,058)	(2,690,871)	—	(47,203,520)
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	—	(611,954)	(784,058)	(2,690,871)	—	(46,744,189)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	9,235	—	3,003	18,430	—	43,343
Futures contracts	—	73,976	—	—	—	690,100
Non-exchange traded swap agreements	(1,221,535)	431,315	3,445,991	17,961,833	207,179	43,062,845
Change in net unrealized appreciation/depreciation	(1,212,300)	505,291	3,448,994	17,980,263	207,179	43,796,288
Net realized and unrealized gain (loss)	(1,212,300)	(106,663)	2,664,936	15,289,392	207,179	(2,947,901)
Change in Net Assets Resulting from Operations	$(634,637)	$(48,039)	$2,813,735	$16,243,742	$213,903	$(331,246)
See accompanying notes to the financial statements.

212 :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short Real Estate	Short Russell2000	Short S&P500®	Short SmallCap600	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	82,565	2,853,627	15,733,515	37,319	543,944	394,300
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	82,565	2,853,627	15,733,515	37,319	543,944	394,300
EXPENSES:
Advisory fees (Note 4)	33,455	938,958	5,105,097	15,295	153,423	106,564
Management Services fees (Note 4)	4,461	125,193	680,675	2,039	20,456	14,208
Professional fees	8,699	11,011	21,479	8,655	8,935	8,893
Administration fees (Note 5)	15,232	45,288	99,219	15,343	34,445	31,174
Custodian fees (Note 6)	321	8,245	37,456	145	3,260	2,511
Printing and Shareholder reports	2,275	22,998	63,573	1,141	1,974	1,478
Listing, Data and related fees (Note 7)	6,291	123,367	6,941	5,688	5,968	5,500
Trustees fees (Note 8)	108	2,964	15,795	50	406	333
Compliance services fees (Note 4)	57	1,537	8,063	27	206	171
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,104	7,816	33,069	1,966	2,702	2,637
Total Gross Expenses before fees waived and/or reimbursed	73,003	1,287,377	6,071,367	50,349	231,775	173,469
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(30,642)	(97,641)	—	(30,973)	(37,469)	(38,576)
Total Net Expenses	42,361	1,189,736	6,071,367	19,376	194,306	134,893
Net Investment Income (Loss)	40,204	1,663,891	9,662,148	17,943	349,638	259,407
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	175	159	—	(874,887)	(1,709,806)
Expiration or closing of futures contracts	—	(1,105,919)	(11,123,032)	—	(4,867)	(30,551)
Expiration or closing of non-exchange traded swap agreements	(814,718)	(34,792,677)	(231,839,187)	(226,761)	(138,764)	1,010,243
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(814,718)	(35,898,421)	(242,962,060)	(226,761)	(1,018,518)	(730,114)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	22,411	172,295	—	278,985	197,550
Futures contracts	—	616,370	2,500,437	—	2,535	6,628
Non-exchange traded swap agreements	141,287	48,728,331	192,630,391	315,838	(256,597)	(2,702,711)
Change in net unrealized appreciation/depreciation	141,287	49,367,112	195,303,123	315,838	24,923	(2,498,533)
Net realized and unrealized gain (loss)	(673,431)	13,468,691	(47,658,937)	89,077	(993,595)	(3,228,647)
Change in Net Assets Resulting from Operations	$(633,227)	$15,132,582	$(37,996,789)	$107,020	$(643,957)	$(2,969,240)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: 213

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials	Ultra FTSE China 50
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$443,879	$120,852	$131,663	$1,995,168	$7,588,188	$—
Interest	79,237	6,169	9,856	1,846,200	846,031	233,407
Foreign withholding tax on income	—	—	(43)	—	(715)	—
Total Investment Income	523,116	127,021	141,476	3,841,368	8,433,504	233,407
EXPENSES:
Advisory fees (Note 4)	206,513	32,167	110,548	1,582,216	3,258,666	118,420
Management Services fees (Note 4)	27,535	4,289	14,740	210,961	434,486	15,789
Professional fees	9,159	8,699	8,913	12,575	16,926	8,896
Administration fees (Note 5)	36,980	31,188	31,384	81,375	104,939	15,562
Custodian fees (Note 6)	4,672	4,511	6,632	15,940	39,719	1,360
Printing and Shareholder reports	4,989	1,204	1,535	19,366	32,174	4,911
Listing, Data and related fees (Note 7)	15,448	6,150	10,330	88,820	178,232	19,434
Trustees fees (Note 8)	672	106	347	4,898	10,218	384
Compliance services fees (Note 4)	345	58	171	2,518	5,192	213
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	24,849	—
Other fees	3,163	2,107	2,486	11,626	21,950	2,839
Total Gross Expenses before fees waived and/or reimbursed	309,476	90,479	187,086	2,030,295	4,127,351	187,808
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(48,180)	(49,713)	(46,991)	(25,413)	—	(38,047)
Total Net Expenses	261,296	40,766	140,095	2,004,882	4,127,351	149,761
Net Investment Income (Loss)	261,820	86,255	1,381	1,836,486	4,306,153	83,646
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	157,010	(30,708)	(94,824)	(7,803,516)	(621,742)	—
Expiration or closing of futures contracts	—	—	—	2,179,486	—	—
Expiration or closing of non-exchange traded swap agreements	(5,458,125)	76,567	3,309,214	54,238,402	(18,634,832)	(7,343,759)
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	366,845	155,766	2,311,032	35,203,088	28,253,204	—
Net realized gain (loss)	(4,934,270)	201,625	5,525,422	83,817,460	8,996,630	(7,343,759)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(4,277,218)	267,091	(934,328)	(5,732,309)	(20,119,163)	—
Futures contracts	—	—	—	59,500	—	—
Non-exchange traded swap agreements	(1,475,120)	380,881	(1,860,132)	(43,680,979)	12,772,795	(1,114,907)
Change in net unrealized appreciation/depreciation	(5,752,338)	647,972	(2,794,460)	(49,353,788)	(7,346,368)	(1,114,907)
Net realized and unrealized gain (loss)	(10,686,608)	849,597	2,730,962	34,463,672	1,650,262	(8,458,666)
Change in Net Assets Resulting from Operations	$(10,424,788)	$935,852	$2,732,343	$36,300,158	$5,956,415	$(8,375,020)

See accompanying notes to the financial statements.

214 :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra FTSE Europe	Ultra Gold Miners	Ultra Health Care	Ultra High Yield	Ultra Industrials	Ultra MidCap400
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$921,956	$61,299	$160,807	$938,135
Interest	67,803	6,340	30,409	3,832	10,458	78,326
Foreign withholding tax on income	—	—	—	—	—	(498)
Total Investment Income	67,803	6,340	952,365	65,131	171,265	1,015,963
EXPENSES:
Advisory fees (Note 4)	36,311	30,692	495,971	12,225	89,634	551,872
Management Services fees (Note 4)	4,841	4,092	66,129	1,630	11,951	73,582
Professional fees	8,708	8,691	9,966	8,648	8,856	11,737
Administration fees (Note 5)	15,232	31,026	52,560	31,029	31,327	53,523
Custodian fees (Note 6)	338	313	12,977	80	7,822	28,754
Printing and Shareholder reports	1,138	1,587	7,570	414	1,688	9,456
Listing, Data and related fees (Note 7)	5,886	6,071	30,886	30,756	9,215	5,688
Trustees fees (Note 8)	116	97	1,585	39	298	1,738
Compliance services fees (Note 4)	61	53	800	19	153	865
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,135	2,089	4,571	1,961	2,463	5,134
Total Gross Expenses before fees waived and/or reimbursed	74,766	84,711	683,015	86,801	163,407	742,349
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(28,823)	(45,908)	(54,183)	(71,317)	(49,905)	(43,664)
Total Net Expenses	45,943	38,803	628,832	15,484	113,502	698,685
Net Investment Income (Loss)	21,860	(32,463)	323,533	49,647	57,763	317,278
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	(229,357)	(438,061)	(31,169)	(25,443)	1,833,952
Expiration or closing of futures contracts	—	—	—	—	—	144,801
Expiration or closing of non-exchange traded swap agreements	(1,088,441)	(1,167,858)	3,002,494	48,015	2,461,761	3,898,015
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	5,299,608	—	368,373	3,337,999
Net realized gain (loss)	(1,088,441)	(1,397,215)	7,864,041	16,846	2,804,691	9,214,767
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(797,539)	7,336,424	(13,780)	(578,043)	(9,397,508)
Futures contracts	—	—	—	—	—	(132,007)
Non-exchange traded swap agreements	(957,827)	(640,043)	10,918,832	(47,864)	(3,254,341)	(11,802,624)
Change in net unrealized appreciation/depreciation	(957,827)	(1,437,582)	18,255,256	(61,644)	(3,832,384)	(21,332,139)
Net realized and unrealized gain (loss)	(2,046,268)	(2,834,797)	26,119,297	(44,798)	(1,027,693)	(12,117,372)
Change in Net Assets Resulting from Operations	$(2,024,408)	$(2,867,260)	$26,442,830	$4,849	$(969,930)	$(11,800,094)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: 215

	Ultra MSCI Brazil Capped	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Oil & Gas
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$721,585	$1,151,249
Interest	64,956	62,730	246,774	52,849	370,047	73,925
Foreign withholding tax on income	—	—	—	—	—	(384)
Total Investment Income	64,956	62,730	246,774	52,849	1,091,632	1,224,790
EXPENSES:
Advisory fees (Note 4)	34,739	37,304	115,308	30,991	1,315,719	406,990
Management Services fees (Note 4)	4,632	4,974	15,374	4,132	175,428	54,265
Professional fees	8,677	8,711	8,856	8,697	12,019	9,659
Administration fees (Note 5)	15,234	14,848	15,784	15,231	72,692	49,456
Custodian fees (Note 6)	590	394	1,582	365	33,093	7,029
Printing and Shareholder reports	1,560	1,324	3,861	1,010	33,427	13,970
Listing, Data and related fees (Note 7)	6,287	6,424	10,584	6,087	178,451	26,140
Trustees fees (Note 8)	106	126	360	106	4,202	1,294
Compliance services fees (Note 4)	67	67	213	55	2,169	640
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,294	2,176	3,281	2,123	9,822	4,293
Total Gross Expenses before fees waived and/or reimbursed	74,186	76,348	175,203	68,797	1,837,022	573,736
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(30,127)	(29,146)	(29,355)	(29,577)	(170,906)	(59,001)
Total Net Expenses	44,059	47,202	145,848	39,220	1,666,116	514,735
Net Investment Income (Loss)	20,897	15,528	100,926	13,629	(574,484)	710,055
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	(1,413,454)	(50,872)
Expiration or closing of futures contracts	—	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(988,303)	—	(6,297,368)	(629,556)	(12,948,682)	(1,892,946)
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	13,831,941	283,210
Net realized gain (loss)	(988,303)	—	(6,297,368)	(629,556)	(530,195)	(1,660,608)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	—	—	(10,287,350)	(11,751,184)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	3,107,027	(1,977,765)	(1,882,150)	(757,668)	2,624,770	(17,539,019)
Change in net unrealized appreciation/depreciation	3,107,027	(1,977,765)	(1,882,150)	(757,668)	(7,662,580)	(29,290,203)
Net realized and unrealized gain (loss)	2,118,724	(1,977,765)	(8,179,518)	(1,387,224)	(8,192,775)	(30,950,811)
Change in Net Assets Resulting from Operations	$2,139,621	$(1,962,237)	$(8,078,592)	$(1,373,595)	$(8,767,259)	$(30,240,756)

See accompanying notes to the financial statements.

216 :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra QQQ	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors	Ultra SmallCap600
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$7,823,630	$1,941,884	$1,224,585	$17,670,497	$403,493	$154,864
Interest	1,215,059	146,537	240,155	3,724,664	159,495	41,604
Foreign withholding tax on income	—	—	(521)	—	—	(15)
Total Investment Income	9,038,689	2,088,421	1,464,219	21,395,161	562,988	196,453
EXPENSES:
Advisory fees (Note 4)	7,313,100	517,584	885,243	9,499,065	242,066	122,507
Management Services fees (Note 4)	975,073	69,011	118,032	1,266,533	32,275	16,334
Professional fees	27,774	9,936	10,953	32,987	9,235	8,933
Administration fees (Note 5)	135,049	53,481	69,391	149,870	39,438	32,325
Custodian fees (Note 6)	70,439	11,097	229,518	172,663	4,472	24,315
Printing and Shareholder reports	23,299	10,053	11,734	46,932	4,967	1,466
Listing, Data and related fees (Note 7)	979,507	32,715	116,563	5,688	16,893	5,688
Trustees fees (Note 8)	22,782	1,599	2,775	29,185	781	377
Compliance services fees (Note 4)	11,277	819	1,358	14,735	403	190
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	44,301	4,835	7,607	57,698	3,706	2,574
Total Gross Expenses before fees waived and/or reimbursed	9,602,601	711,130	1,453,174	11,275,356	354,236	214,709
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(342,050)	(55,231)	(332,636)	—	(48,227)	(59,633)
Total Net Expenses	9,260,551	655,899	1,120,538	11,275,356	306,009	155,076
Net Investment Income (Loss)	(221,862)	1,432,522	343,681	10,119,805	256,979	41,377
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(4,535,324)	(727,153)	(4,723,176)	(3,801,514)	(1,373,698)	(242,767)
Expiration or closing of futures contracts	981,706	—	1,310,921	11,108,259	—	—
Expiration or closing of non-exchange traded swap agreements	137,728,138	4,634,688	2,203,692	(9,489,208)	(5,658,750)	4,528,515
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	266,847,587	1,208,943	4,139,098	233,224,702	1,508,903	2,329,989
Net realized gain (loss)	401,022,107	5,116,478	2,930,535	231,042,239	(5,523,545)	6,615,737
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(264,115,509)	5,038,213	(10,362,725)	(169,209,493)	(7,206,085)	(2,672,216)
Futures contracts	(4,642,560)	—	(1,226,103)	(105,744)	—	—
Non-exchange traded swap agreements	(208,073,281)	2,936,490	(19,373,536)	17,583,811	(8,867,549)	(7,474,150)
Change in net unrealized appreciation/depreciation	(476,831,350)	7,974,703	(30,962,364)	(151,731,426)	(16,073,634)	(10,146,366)
Net realized and unrealized gain (loss)	(75,809,243)	13,091,181	(28,031,829)	79,310,813	(21,597,179)	(3,530,629)
Change in Net Assets Resulting from Operations	$(76,031,105)	$14,523,703	$(27,688,148)	$89,430,618	$(21,340,200)	$(3,489,252)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: 217

	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Dow30SM	UltraPro Financial Select Sector	UltraPro MidCap400
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$2,051,942	$27,915	$169,881	$3,870,972	$354,891	$217,663
Interest	91,386	1,847	15,710	985,308	58,859	33,026
Foreign withholding tax on income	—	—	—	—	—	(113)
Total Investment Income	2,143,328	29,762	185,591	4,856,280	413,750	250,576
EXPENSES:
Advisory fees (Note 4)	1,431,351	7,530	50,111	1,958,584	181,372	137,493
Management Services fees (Note 4)	190,845	1,004	6,681	261,143	24,183	18,332
Professional fees	12,572	8,636	8,742	13,367	9,055	8,974
Administration fees (Note 5)	77,441	31,078	31,068	91,427	34,871	31,793
Custodian fees (Note 6)	27,155	614	1,347	24,714	6,334	25,931
Printing and Shareholder reports	19,712	485	1,831	19,811	1,549	2,147
Listing, Data and related fees (Note 7)	80,774	4,854	7,107	103,510	16,490	5,688
Trustees fees (Note 8)	4,635	24	155	5,958	551	436
Compliance services fees (Note 4)	2,264	13	81	3,101	283	219
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	10,122	1,936	2,178	20,580	3,606	2,698
Total Gross Expenses before fees waived and/or reimbursed	1,856,871	56,174	109,301	2,502,195	278,294	233,711
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(45,198)	(46,624)	(45,785)	(19,737)	(48,612)	(59,688)
Total Net Expenses	1,811,673	9,550	63,516	2,482,458	229,682	174,023
Net Investment Income (Loss)	331,655	20,212	122,075	2,373,822	184,068	76,553
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(811,353)	53,023	1,771	(887,666)	(3,296)	(72,089)
Expiration or closing of futures contracts	—	—	—	551,804	—	(176,898)
Expiration or closing of non-exchange traded swap agreements	3,331,132	70,059	946,563	28,075,238	(2,691,515)	(1,730,414)
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	26,914,893	—	58,565	10,941,475	395,668	1,246,016
Net realized gain (loss)	29,434,672	123,082	1,006,899	38,680,851	(2,299,143)	(733,385)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(42,884,601)	166,476	812,079	9,683,901	(62,059)	(1,776,536)
Futures contracts	—	—	—	534,701	—	(65,424)
Non-exchange traded swap agreements	(33,708,006)	208,508	288,113	23,578,717	905,583	(2,049,915)
Change in net unrealized appreciation/depreciation	(76,592,607)	374,984	1,100,192	33,797,319	843,524	(3,891,875)
Net realized and unrealized gain (loss)	(47,157,935)	498,066	2,107,091	72,478,170	(1,455,619)	(4,625,260)
Change in Net Assets Resulting from Operations	$(46,826,280)	$518,278	$2,229,166	$74,851,992	$(1,271,551)	$(4,548,707)

See accompanying notes to the financial statements.

218 :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro Nasdaq Biotechnology	UltraPro QQQ	UltraPro Russell2000	UltraPro S&P500®	UltraPro Short 20+ Year Treasury	UltraPro Short Dow30SM
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$60,804	$13,442,368	$600,939	$9,403,188	$—	$—
Interest	49,487	5,048,245	262,904	2,558,676	691,803	2,432,670
Foreign withholding tax on income	—	—	(247)	—	—	—
Total Investment Income	110,291	18,490,613	863,596	11,961,864	691,803	2,432,670
EXPENSES:
Advisory fees (Note 4)	126,570	14,387,964	576,413	5,332,180	326,181	698,734
Management Services fees (Note 4)	16,876	1,920,374	76,855	710,952	43,490	93,164
Professional fees	8,920	44,697	10,213	22,360	9,442	10,428
Administration fees (Note 5)	29,741	182,316	59,370	128,036	25,671	36,162
Custodian fees (Note 6)	18,214	140,703	268,441	212,752	3,666	6,605
Printing and Shareholder reports	3,910	39,356	6,104	23,335	2,866	18,040
Listing, Data and related fees (Note 7)	19,001	1,924,732	77,445	5,688	7,696	43,437
Trustees fees (Note 8)	385	43,474	1,888	16,728	1,018	2,174
Compliance services fees (Note 4)	203	21,778	943	8,447	510	1,073
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,624	94,440	5,272	39,335	4,138	7,304
Total Gross Expenses before fees waived and/or reimbursed	226,444	18,799,834	1,082,944	6,499,813	424,678	917,121
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(66,123)	(567,543)	(353,631)	—	(11,189)	(32,681)
Total Net Expenses	160,321	18,232,291	729,313	6,499,813	413,489	884,440
Net Investment Income (Loss)	(50,030)	258,322	134,283	5,462,051	278,314	1,548,230
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(83,827)	(11,635,682)	(567,499)	(1,118,192)	—	(20)
Expiration or closing of futures contracts	—	28,345,691	(463,469)	7,643,327	77,766	(657,596)
Expiration or closing of non-exchange traded swap agreements	(594,171)	310,708,435	7,953,545	28,077,000	(8,118,266)	(28,249,381)
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	922,090	325,207,630	6,062,935	71,278,406	—	—
Net realized gain (loss)	244,092	652,626,074	12,985,512	105,880,541	(8,040,500)	(28,906,997)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	149,675	(323,401,242)	(8,590,499)	(28,135,266)	—	17,145
Futures contracts	—	(12,272,748)	4,265	1,356,964	(14,600)	(234,359)
Non-exchange traded swap agreements	1,087,028	(652,880,060)	(33,845,511)	(2,651,459)	19,742,533	557,125
Change in net unrealized appreciation/depreciation	1,236,703	(988,554,050)	(42,431,745)	(29,429,761)	19,727,933	339,911
Net realized and unrealized gain (loss)	1,480,795	(335,927,976)	(29,446,233)	76,450,780	11,687,433	(28,567,086)
Change in Net Assets Resulting from Operations	$1,430,765	$(335,669,654)	$(29,311,950)	$81,912,831	$11,965,747	$(27,018,856)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: 219

	UltraPro Short Financial Select Sector	UltraPro Short MidCap400	UltraPro Short Nasdaq Biotechnology	UltraPro Short QQQ	UltraPro Short Russell2000	UltraPro Short S&P500®
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	9,799	16,986	20,710	9,382,674	649,759	6,860,585
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	9,799	16,986	20,710	9,382,674	649,759	6,860,585
EXPENSES:
Advisory fees (Note 4)	3,881	7,220	12,368	2,320,437	243,084	1,759,876
Management Services fees (Note 4)	517	963	1,649	309,389	32,411	234,648
Professional fees	8,625	8,634	8,648	14,778	9,268	13,127
Administration fees (Note 5)	15,231	15,231	16,221	67,345	21,146	59,390
Custodian fees (Note 6)	24	1,041	145	15,704	2,972	13,972
Printing and Shareholder reports	458	723	913	20,401	7,237	28,316
Listing, Data and related fees (Note 7)	4,913	5,688	3,640	314,495	35,224	6,941
Trustees fees (Note 8)	13	22	41	7,192	775	5,455
Compliance services fees (Note 4)	6	12	22	3,403	394	2,720
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,908	1,933	1,990	22,424	3,355	12,542
Total Gross Expenses before fees waived and/or reimbursed	35,576	41,467	45,637	3,095,568	355,866	2,136,987
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(30,667)	(32,317)	(29,980)	(156,370)	(47,756)	—
Total Net Expenses	4,909	9,150	15,657	2,939,198	308,110	2,136,987
Net Investment Income (Loss)	4,890	7,836	5,053	6,443,476	341,649	4,723,598
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	202	—	(539)
Expiration or closing of futures contracts	—	(17,740)	—	(898,899)	149,589	(3,217,073)
Expiration or closing of non-exchange traded swap agreements	(441,191)	1,004	—	(152,185,246)	(18,249,645)	(250,997,595)
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(441,191)	(16,736)	—	(153,083,943)	(18,100,056)	(254,215,207)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	—	44,524	4,151	46,068
Futures contracts	—	31,774	—	518,320	142,742	1,021,309
Non-exchange traded swap agreements	149,678	109,003	(484,888)	135,889,852	24,950,651	227,509,465
Change in net unrealized appreciation/depreciation	149,678	140,777	(484,888)	136,452,696	25,097,544	228,576,842
Net realized and unrealized gain (loss)	(291,513)	124,041	(484,888)	(16,631,247)	6,997,488	(25,638,365)
Change in Net Assets Resulting from Operations	$(286,623)	$131,877	$(479,835)	$(10,187,771)	$7,339,137	$(20,914,767)

See accompanying notes to the financial statements.

220 :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Dow30SM
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,184,337	16,350,501	32,544	23,151	12,638	1,798,654
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	1,184,337	16,350,501	32,544	23,151	12,638	1,798,654
EXPENSES:
Advisory fees (Note 4)	492,072	6,519,869	18,434	9,421	4,240	529,875
Management Services fees (Note 4)	65,609	869,310	2,458	1,256	565	70,649
Professional fees	9,838	24,915	8,660	8,641	8,627	9,985
Administration fees (Note 5)	31,155	106,956	15,231	15,231	15,231	32,851
Custodian fees (Note 6)	4,977	50,864	139	87	34	5,207
Printing and Shareholder reports	4,397	64,182	2,168	726	977	23,834
Listing, Data and related fees (Note 7)	9,355	72,146	5,456	4,937	4,668	35,079
Trustees fees (Note 8)	1,524	20,497	54	30	13	1,673
Compliance services fees (Note 4)	776	10,589	28	15	7	854
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,194	43,371	2,021	1,961	1,917	4,912
Total Gross Expenses before fees waived and/or reimbursed	624,897	7,782,699	54,649	42,305	36,279	714,919
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(1,540)	—	(31,280)	(30,378)	(30,914)	(44,068)
Total Net Expenses	623,357	7,782,699	23,369	11,927	5,365	670,851
Net Investment Income (Loss)	560,980	8,567,802	9,175	11,224	7,273	1,127,803
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	146
Expiration or closing of futures contracts	35,179	1,001,202	—	—	—	(838,702)
Expiration or closing of non-exchange traded swap agreements	9,142,193	15,088,182	(2,643,238)	—	—	(35,765,333)
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	9,177,372	16,089,384	(2,643,238)	—	—	(36,603,889)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	9,989	186,105	—	—	—	10,916
Futures contracts	(22,975)	(246,761)	—	—	—	(114,891)
Non-exchange traded swap agreements	(7,284,665)	150,686,438	3,342,716	(252,956)	(189,522)	21,802,364
Change in net unrealized appreciation/depreciation	(7,297,651)	150,625,782	3,342,716	(252,956)	(189,522)	21,698,389
Net realized and unrealized gain (loss)	1,879,721	166,715,166	699,478	(252,956)	(189,522)	(14,905,500)
Change in Net Assets Resulting from Operations	$2,440,701	$175,282,968	$708,653	$(241,732)	$(182,249)	$(13,777,697)
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: 221

	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe	UltraShort Gold Miners	UltraShort Health Care	UltraShort Industrials
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	161,786	252,958	160,307	10,601	9,559	20,470
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	161,786	252,958	160,307	10,601	9,559	20,470
EXPENSES:
Advisory fees (Note 4)	100,961	120,024	72,657	10,650	3,553	9,083
Management Services fees (Note 4)	13,461	16,003	9,687	1,420	474	1,211
Professional fees	8,875	8,939	8,804	8,645	8,624	8,637
Administration fees (Note 5)	15,250	15,246	15,236	15,230	15,231	15,231
Custodian fees (Note 6)	735	778	541	136	59	87
Printing and Shareholder reports	7,627	7,372	4,161	594	458	807
Listing, Data and related fees (Note 7)	10,062	19,637	7,340	5,002	4,627	4,919
Trustees fees (Note 8)	318	382	231	36	11	26
Compliance services fees (Note 4)	165	191	121	18	5	13
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,475	2,567	2,338	1,950	1,908	1,958
Total Gross Expenses before fees waived and/or reimbursed	159,929	191,139	121,116	43,681	34,950	41,972
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(32,058)	(38,995)	(29,004)	(30,174)	(30,456)	(30,465)
Total Net Expenses	127,871	152,144	92,112	13,507	4,494	11,507
Net Investment Income (Loss)	33,915	100,814	68,195	(2,906)	5,065	8,963
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	—	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	—	(10,683,061)	(9,000,087)	—	(360,045)	—
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	—	(10,683,061)	(9,000,087)	—	(360,045)	—
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	389	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(957,493)	13,936,955	12,259,513	633,935	77,766	(11,556)
Change in net unrealized appreciation/depreciation	(957,493)	13,937,344	12,259,513	633,935	77,766	(11,556)
Net realized and unrealized gain (loss)	(957,493)	3,254,283	3,259,426	633,935	(282,279)	(11,556)
Change in Net Assets Resulting from Operations	$(923,578)	$3,355,097	$3,327,621	$631,029	$(277,214)	$(2,593)

See accompanying notes to the financial statements.

222 :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	35,621	251,708	25,776	186,926	25,725	290,798
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	35,621	251,708	25,776	186,926	25,725	290,798
EXPENSES:
Advisory fees (Note 4)	13,146	116,322	12,643	80,806	20,715	114,016
Management Services fees (Note 4)	1,753	15,510	1,686	10,774	2,762	15,202
Professional fees	8,649	8,918	8,649	8,839	8,667	8,914
Administration fees (Note 5)	15,231	15,242	15,231	15,242	15,231	17,355
Custodian fees (Note 6)	1,078	781	104	521	166	931
Printing and Shareholder reports	1,113	3,388	736	4,520	1,280	3,512
Listing, Data and related fees (Note 7)	5,688	10,638	5,108	8,744	5,539	17,387
Trustees fees (Note 8)	40	351	38	262	64	370
Compliance services fees (Note 4)	21	170	19	132	35	191
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,967	2,536	1,960	2,335	2,028	2,589
Total Gross Expenses before fees waived and/or reimbursed	48,686	173,856	46,174	132,175	56,487	180,467
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(32,028)	(26,822)	(30,147)	(29,733)	(30,232)	(36,064)
Total Net Expenses	16,658	147,034	16,027	102,442	26,255	144,403
Net Investment Income (Loss)	18,963	104,674	9,749	84,484	(530)	146,395
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	(16,645)	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(549,050)	7,082,034	—	(3,141,779)	—	—
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(565,695)	7,082,034	—	(3,141,779)	—	—
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	2,095	—	—	—	259
Futures contracts	51,884	—	—	—	—	—
Non-exchange traded swap agreements	689,540	(18,991,756)	530,967	6,494,699	592,963	(1,679,025)
Change in net unrealized appreciation/depreciation	741,424	(18,989,661)	530,967	6,494,699	592,963	(1,678,766)
Net realized and unrealized gain (loss)	175,729	(11,907,627)	530,967	3,352,920	592,963	(1,678,766)
Change in Net Assets Resulting from Operations	$194,692	$(11,802,953)	$540,716	$3,437,404	$592,433	$(1,532,371)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: 223

	UltraShort Oil & Gas	UltraShort QQQ	UltraShort Real Estate	UltraShort Russell2000	UltraShort S&P500®	UltraShort Semiconductors
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	183,738	3,983,614	201,167	888,177	11,540,714	33,068
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	183,738	3,983,614	201,167	888,177	11,540,714	33,068
EXPENSES:
Advisory fees (Note 4)	78,974	1,042,295	80,052	342,799	3,230,860	12,955
Management Services fees (Note 4)	10,530	138,972	10,673	45,706	430,778	1,727
Professional fees	8,835	11,324	8,819	9,532	16,933	8,648
Administration fees (Note 5)	15,242	46,618	15,234	25,536	81,551	15,231
Custodian fees (Note 6)	628	8,715	645	3,673	23,836	161
Printing and Shareholder reports	3,977	19,224	11,888	13,402	56,574	1,341
Listing, Data and related fees (Note 7)	8,741	143,406	8,703	47,855	5,688	5,160
Trustees fees (Note 8)	264	3,292	259	1,115	10,121	38
Compliance services fees (Note 4)	135	1,684	141	577	5,136	19
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,375	10,016	2,370	3,907	20,385	2,027
Total Gross Expenses before fees waived and/or reimbursed	129,701	1,425,546	138,784	494,102	3,881,862	47,307
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(29,526)	(105,347)	(37,446)	(59,582)	—	(30,884)
Total Net Expenses	100,175	1,320,199	101,338	434,520	3,881,862	16,423
Net Investment Income (Loss)	83,563	2,663,415	99,829	453,657	7,658,852	16,645
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	30	—	160	(1,503)	—
Expiration or closing of futures contracts	—	1,180,817	—	(555,718)	(8,055,950)	—
Expiration or closing of non-exchange traded swap agreements	1,545,244	(65,110,720)	(3,114,146)	(21,660,384)	(354,199,590)	—
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	1,545,244	(63,929,873)	(3,114,146)	(22,215,942)	(362,257,043)	—
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	31,589	—	6,794	74,754	—
Futures contracts	—	323,454	—	329,187	3,762,533	—
Non-exchange traded swap agreements	3,974,323	57,381,103	266,768	32,952,145	316,873,727	323,676
Change in net unrealized appreciation/depreciation	3,974,323	57,736,146	266,768	33,288,126	320,711,014	323,676
Net realized and unrealized gain (loss)	5,519,567	(6,193,727)	(2,847,378)	11,072,184	(41,546,029)	323,676
Change in Net Assets Resulting from Operations	$5,603,130	$(3,530,312)	$(2,747,549)	$11,525,841	$(33,887,177)	$340,321

See accompanying notes to the financial statements.

224 :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018	Six Months Ended November 30, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—
Interest	24,982	31,775	27,267
Foreign withholding tax on income	—	—	—
Total Investment Income	24,982	31,775	27,267
EXPENSES:
Advisory fees (Note 4)	8,874	11,855	17,792
Management Services fees (Note 4)	1,183	1,581	2,372
Professional fees	8,638	8,643	8,661
Administration fees (Note 5)	15,231	15,231	15,231
Custodian fees (Note 6)	63	106	184
Printing and Shareholder reports	770	1,272	1,135
Listing, Data and related fees (Note 7)	5,688	5,066	5,402
Trustees fees (Note 8)	28	33	58
Compliance services fees (Note 4)	14	17	31
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—
Other fees	1,962	2,013	2,004
Total Gross Expenses before fees waived and/or reimbursed	42,451	45,817	52,870
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(31,207)	(30,795)	(30,355)
Total Net Expenses	11,244	15,022	22,515
Net Investment Income (Loss)	13,738	16,753	4,752
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—
Expiration or closing of futures contracts	—	—	—
Expiration or closing of non-exchange traded swap agreements	(91,892)	—	—
Expiration or closing of centrally cleared swap agreements	—	—	—
In-kind redemptions of investments	—	—	—
Net realized gain (loss)	(91,892)	—	—
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	—
Futures contracts	—	—	—
Non-exchange traded swap agreements	210,725	58,868	(972,555)
Change in net unrealized appreciation/depreciation	210,725	58,868	(972,555)
Net realized and unrealized gain (loss)	118,833	58,868	(972,555)
Change in Net Assets Resulting from Operations	$132,571	$75,621	$(967,803)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2018 (UNAUDITED) :: 225

STATEMENTS OF CHANGES IN NET ASSETS

226 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short 7-10 Year Treasury		Short 20+ Year Treasury		Short Basic Materials
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$344,359	$83,774	$2,992,606	$1,889,646	$6,072	$3,000
Net realized gain (loss)	(361,804)	451,240	(13,207,314)	11,703,799	—	(1,190,763)
Change in net unrealized appreciation/depreciation	1,093,191	729,359	39,991,841	(14,530,902)	117,966	900,118
Change in net assets resulting from operations	1,075,746	1,264,373	29,777,133	(937,457)	124,038	(287,645)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(270,654)	—	(2,615,033)	—	(3,369)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(270,654)	—	(2,615,033)	—	(3,369)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	19,786,752	69,872,299	98,734,652	244,798,855	—	—
Cost of shares redeemed	(62,481,886)	(27,572,992)	(244,456,254)	(287,686,202)	(936,958)	—
Change in net assets resulting from capital transactions	(42,695,134)	42,299,307	(145,721,602)	(42,887,347)	(936,958)	—
Change in net assets	(41,890,042)	43,563,680	(118,559,502)	(43,824,804)	(816,289)	(287,645)
NET ASSETS:
Beginning of period	$83,575,856	$40,012,176	$631,425,659	$675,250,463	$1,784,398	$2,072,043
End of period	$41,685,814	$83,575,856	$512,866,157	$631,425,659	$968,109	$1,784,398
SHARE TRANSACTIONS:
Beginning of period	2,875,000	1,425,000	27,850,000	29,850,000	100,000	100,000
Issued	675,000	2,400,000	4,200,000	10,750,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,125,000)	(950,000)	(10,500,000)	(12,750,000)	(50,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,425,000	2,875,000	21,550,000	27,850,000	50,000	100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 227

	Short Dow30SM		Short Financials		Short FTSE China 50
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,311,350	$1,052,588	$83,606	$24,460	$21,963	$6,815
Net realized gain (loss)	(10,500,464)	(87,596,623)	—	(12,459,916)	(658,002)	(759,369)
Change in net unrealized appreciation/depreciation	(2,279,924)	42,296,662	(310,788)	8,481,058	1,059,540	(488,298)
Change in net assets resulting from operations	(11,469,038)	(44,247,373)	(227,182)	(3,954,398)	423,501	(1,240,852)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(1,112,355)	(336,733)	(29,203)	—	(418)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,112,355)	(336,733)	(29,203)	—	(418)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	179,954,764	188,740,067	9,152,811	1,148,621	980,307	2,673,801
Cost of shares redeemed	(179,790,395)	(168,163,831)	(3,395,178)	(7,370,704)	(1,016,638)	(5,091,056)
Change in net assets resulting from capital transactions	164,369	20,576,236	5,757,633	(6,222,083)	(36,331)	(2,417,255)
Change in net assets	(12,417,024)	(24,007,870)	5,501,248	(10,176,481)	386,752	(3,658,107)
NET ASSETS:
Beginning of period	$233,932,209	$257,940,079	$19,089,289	$29,265,770	$5,569,875	$9,227,982
End of period	$221,515,185	$233,932,209	$24,590,537	$19,089,289	$5,956,627	$5,569,875
SHARE TRANSACTIONS:
Beginning of period	3,923,755	3,637,500	824,851	1,075,000	300,000	400,000
Issued	3,150,000	3,075,000	400,000	50,000	50,000	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,150,000)	(2,788,745)	(150,000)	(300,149)	(50,000)	(250,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,923,755	3,923,755	1,074,851	824,851	300,000	300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

228 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short High Yield		Short MidCap400		Short MSCI EAFE
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$577,663	$432,269	$58,624	$26,009	$148,799	$30,560
Net realized gain (loss)	—	(30,845,180)	(611,954)	(6,030,313)	(784,058)	(17,008,996)
Change in net unrealized appreciation/depreciation	(1,212,300)	27,629,769	505,291	4,179,619	3,448,994	14,886,057
Change in net assets resulting from operations	(634,637)	(2,783,142)	(48,039)	(1,824,685)	2,813,735	(2,092,379)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(549,520)	(36,400)	(27,937)	—	(27,798)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(549,520)	(36,400)	(27,937)	—	(27,798)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	40,239,842	147,617,676	9,345,997	2,874,756	38,624,185	17,130,956
Cost of shares redeemed	(54,971,115)	(126,732,951)	(6,695,241)	(5,142,740)	(15,962,945)	(29,030,954)
Change in net assets resulting from capital transactions	(14,731,273)	20,884,725	2,650,756	(2,267,984)	22,661,240	(11,899,998)
Change in net assets	(15,915,430)	18,065,183	2,574,780	(4,092,669)	25,447,177	(13,992,377)
NET ASSETS:
Beginning of period	$140,683,414	$122,618,231	$10,600,307	$14,692,976	$18,662,139	$32,654,516
End of period	$124,767,984	$140,683,414	$13,175,087	$10,600,307	$44,109,316	$18,662,139
SHARE TRANSACTIONS:
Beginning of period	6,050,000	5,200,000	243,667	293,750	725,000	1,175,000
Issued	1,750,000	6,300,000	200,000	62,500	1,450,000	650,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,400,000)	(5,450,000)	(150,000)	(112,583)	(600,000)	(1,100,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	5,400,000	6,050,000	293,667	243,667	1,575,000	725,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 229

	Short MSCI Emerging Markets		Short Oil & Gas		Short QQQ
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$954,350	$308,616	$6,724	$1,491	$2,616,655	$1,470,010
Net realized gain (loss)	(2,690,871)	(12,487,331)	—	(1,519,955)	(46,744,189)	(69,515,976)
Change in net unrealized appreciation/depreciation	17,980,263	(7,626,296)	207,179	959,863	43,796,288	(3,497,775)
Change in net assets resulting from operations	16,243,742	(19,805,011)	213,903	(558,601)	(331,246)	(71,543,741)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(517,939)	—	—	—	(2,089,603)	(455,350)
Tax return of capital	—	—	—	—	—	—
Total distributions	(517,939)	—	—	—	(2,089,603)	(455,350)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	154,719,329	129,940,252	—	—	464,153,286	507,497,548
Cost of shares redeemed	(94,356,729)	(112,274,153)	—	(1,125,884)	(377,274,887)	(386,654,426)
Change in net assets resulting from capital transactions	60,362,600	17,666,099	—	(1,125,884)	86,878,399	120,843,122
Change in net assets	76,088,403	(2,138,912)	213,903	(1,684,485)	84,457,550	48,844,031
NET ASSETS:
Beginning of period	$156,881,426	$159,020,338	$1,599,759	$3,284,244	$330,128,430	$281,284,399
End of period	$232,969,829	$156,881,426	$1,813,662	$1,599,759	$414,585,980	$330,128,430
SHARE TRANSACTIONS:
Beginning of period	8,600,000	7,550,000	75,000	125,000	10,262,500	7,112,500
Issued	8,000,000	7,250,000	—	—	14,950,000	14,300,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(4,850,000)	(6,200,000)	—	(50,000)	(12,150,000)	(11,150,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	11,750,000	8,600,000	75,000	75,000	13,062,500	10,262,500

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

230 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Real Estate		Short Russell2000		Short S&P500®
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$40,204	$15,239	$1,663,891	$1,349,687	$9,662,148	$7,548,409
Net realized gain (loss)	(814,718)	(2,784,992)	(35,898,421)	(93,479,522)	(242,962,060)	(278,333,610)
Change in net unrealized appreciation/depreciation	141,287	2,373,373	49,367,112	30,333,195	195,303,123	43,628,044
Change in net assets resulting from operations	(633,227)	(396,380)	15,132,582	(61,796,640)	(37,996,789)	(227,157,157)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(11,152)	—	(1,531,168)	(477,833)	(8,676,519)	(2,679,905)
Tax return of capital	—	—	—	—	—	—
Total distributions	(11,152)	—	(1,531,168)	(477,833)	(8,676,519)	(2,679,905)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,618,567	2,521,963	80,321,726	142,473,412	1,156,600,078	1,457,119,378
Cost of shares redeemed	(1,540,586)	(7,463,630)	(105,461,575)	(177,311,417)	(887,962,961)	(1,866,711,751)
Change in net assets resulting from capital transactions	77,981	(4,941,667)	(25,139,849)	(34,838,005)	268,637,117	(409,592,373)
Change in net assets	(566,398)	(5,338,047)	(11,538,435)	(97,112,478)	221,963,809	(639,429,435)
NET ASSETS:
Beginning of period	$9,749,732	$15,087,779	$248,617,581	$345,730,059	$1,374,039,665	$2,013,469,100
End of period	$9,183,334	$9,749,732	$237,079,146	$248,617,581	$1,596,003,474	$1,374,039,665
SHARE TRANSACTIONS:
Beginning of period	600,000	900,000	6,316,642	7,216,642	46,530,826	59,755,826
Issued	100,000	150,000	2,050,000	3,250,000	40,175,000	47,750,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(100,000)	(450,000)	(2,650,000)	(4,150,000)	(31,125,000)	(60,975,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	600,000	600,000	5,716,642	6,316,642	55,580,826	46,530,826

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 231

	Short SmallCap600		Ultra 7-10 Year Treasury		Ultra 20+ Year Treasury
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$17,943	$8,739	$349,638	$445,405	$259,407	$518,214
Net realized gain (loss)	(226,761)	(3,577,035)	(1,018,518)	(3,400,757)	(730,114)	(4,899,926)
Change in net unrealized appreciation/depreciation	315,838	1,745,650	24,923	(2,179,998)	(2,498,533)	3,695,902
Change in net assets resulting from operations	107,020	(1,822,646)	(643,957)	(5,135,350)	(2,969,240)	(685,810)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	—	—	(315,537)	(449,527)	(252,563)	(531,877)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(315,537)	(449,527)	(252,563)	(531,877)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,292,008	4,583,732	87,367,329	140,661,447	85,863,786	66,851,520
Cost of shares redeemed	(2,255,264)	(16,360,115)	(52,288,998)	(151,947,423)	(76,497,545)	(90,583,551)
Change in net assets resulting from capital transactions	36,744	(11,776,383)	35,078,331	(11,285,976)	9,366,241	(23,732,031)
Change in net assets	143,764	(13,599,029)	34,118,837	(16,870,853)	6,144,438	(24,949,718)
NET ASSETS:
Beginning of period	$3,746,677	$17,345,706	$24,440,146	$41,310,999	$23,084,825	$48,034,543
End of period	$3,890,441	$3,746,677	$58,558,983	$24,440,146	$29,229,263	$23,084,825
SHARE TRANSACTIONS:
Beginning of period	118,681	443,681	450,000	700,000	300,000	600,000
Issued	75,000	125,000	1,650,000	2,450,000	1,200,000	850,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(450,000)	(1,000,000)	(2,000,000)	(1,075,000)	(1,125,000)
Redemption in-kind	—	—	—	(700,000)	—	(25,000)
Shares outstanding, end of period	118,681	118,681	1,100,000	450,000	425,000	300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

232 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Basic Materials		Ultra Consumer Goods		Ultra Consumer Services
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$261,820	$385,072	$86,255	$154,265	$1,381	$29,742
Net realized gain (loss)	(4,934,270)	31,561,313	201,625	3,326,684	5,525,422	7,278,895
Change in net unrealized appreciation/depreciation	(5,752,338)	(19,926,695)	647,972	(5,401,473)	(2,794,460)	(3,418,520)
Change in net assets resulting from operations	(10,424,788)	12,019,690	935,852	(1,920,524)	2,732,343	3,890,117
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(149,328)	(314,257)	(19,255)	(92,825)	(3,591)	(34,344)
Tax return of capital	—	—	—	—	—	—
Total distributions	(149,328)	(314,257)	(19,255)	(92,825)	(3,591)	(34,344)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	24,683,939	54,473,735	6,474,775	48,111,654	25,413,328	41,180,576
Cost of shares redeemed	(29,553,123)	(61,199,265)	(9,881,591)	(49,837,688)	(30,461,408)	(42,364,818)
Change in net assets resulting from capital transactions	(4,869,184)	(6,725,530)	(3,406,816)	(1,726,034)	(5,048,080)	(1,184,242)
Change in net assets	(15,443,300)	4,979,903	(2,490,219)	(3,739,383)	(2,319,328)	2,671,531
NET ASSETS:
Beginning of period	$60,156,143	$55,176,240	$9,846,184	$13,585,567	$23,855,545	$21,184,014
End of period	$44,712,843	$60,156,143	$7,355,965	$9,846,184	$21,536,217	$23,855,545
SHARE TRANSACTIONS:
Beginning of period	875,000	1,000,000	250,000	300,000	275,000	300,000
Issued	350,000	600,000	150,000	900,000	200,000	525,000
Issued in-kind	—	150,000	—	175,000	50,000	25,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(425,000)	(875,000)	(225,000)	(1,125,000)	(300,000)	(575,000)
Shares outstanding, end of period	800,000	875,000	175,000	250,000	225,000	275,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 233

	Ultra Dow30SM		Ultra Financials		Ultra FTSE China 50
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,836,486	$3,310,561	$4,306,153	$7,700,351	$83,646	$(157,153)
Net realized gain (loss)	83,817,460	123,393,714	8,996,630	217,320,062	(7,343,759)	17,280,182
Change in net unrealized appreciation/depreciation	(49,353,788)	(21,715,757)	(7,346,368)	1,277,237	(1,114,907)	(3,422,197)
Change in net assets resulting from operations	36,300,158	104,988,518	5,956,415	226,297,650	(8,375,020)	13,700,832
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(1,660,973)	(2,893,062)	(3,926,327)	(5,936,203)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,660,973)	(2,893,062)	(3,926,327)	(5,936,203)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	591,789,580	267,163,772	2,158,043	5,912,821	5,352,809	33,711,924
Cost of shares redeemed	(649,599,865)	(261,424,851)	(76,690,838)	(114,618,677)	(12,449,518)	(47,387,117)
Change in net assets resulting from capital transactions	(57,810,285)	5,738,921	(74,532,795)	(108,705,856)	(7,096,709)	(13,675,193)
Change in net assets	(23,171,100)	107,834,377	(72,502,707)	111,655,591	(15,471,729)	25,639
NET ASSETS:
Beginning of period	$421,225,013	$313,390,636	$883,120,266	$771,464,675	$43,284,510	$43,258,871
End of period	$398,053,913	$421,225,013	$810,617,559	$883,120,266	$27,812,781	$43,284,510
SHARE TRANSACTIONS:
Beginning of period	9,950,000	9,900,000	21,507,750	24,357,750	525,000	700,000
Issued	11,700,000	4,200,000	50,000	—	75,000	400,000
Issued in-kind	400,000	2,250,000	—	150,000	—	—
Redeemed	(5,600,000)	(1,200,000)	—	(600,000)	(175,000)	(575,000)
Redemption in-kind	(7,750,000)	(5,200,000)	(1,800,000)	(2,400,000)	—	—
Shares outstanding, end of period	8,700,000	9,950,000	19,757,750	21,507,750	425,000	525,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

234 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra FTSE Europe		Ultra Gold Miners		Ultra Health Care
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,860	$(21,731)	$(32,463)	$(22,642)	$323,533	$418,296
Net realized gain (loss)	(1,088,441)	4,470,909	(1,397,215)	(3,879,467)	7,864,041	40,618,779
Change in net unrealized appreciation/depreciation	(957,827)	(3,333,528)	(1,437,582)	3,268,493	18,255,256	(25,535,508)
Change in net assets resulting from operations	(2,024,408)	1,115,650	(2,867,260)	(633,616)	26,442,830	15,501,567
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	—	—	—	—	(127,271)	(201,214)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(127,271)	(201,214)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,659,219	11,628,821	1,280,884	18,339,991	131,931,578	207,108,442
Cost of shares redeemed	(5,049,768)	(14,492,177)	—	(20,704,374)	(96,243,243)	(214,995,529)
Change in net assets resulting from capital transactions	(2,390,549)	(2,863,356)	1,280,884	(2,364,383)	35,688,335	(7,887,087)
Change in net assets	(4,414,957)	(1,747,706)	(1,586,376)	(2,997,999)	62,003,894	7,413,266
NET ASSETS:
Beginning of period	$11,009,864	$12,757,570	$9,373,984	$12,371,983	$89,442,831	$82,029,565
End of period	$6,594,907	$11,009,864	$7,787,608	$9,373,984	$151,446,725	$89,442,831
SHARE TRANSACTIONS:
Beginning of period	200,000	250,000	249,969	299,969	1,025,000	1,125,000
Issued	50,000	200,000	—	300,000	750,000	2,175,000
Issued in-kind	—	—	50,000	150,000	550,000	250,000
Redeemed	(100,000)	(250,000)	—	(500,000)	—	—
Redemption in-kind	—	—	—	—	(975,000)	(2,525,000)
Shares outstanding, end of period	150,000	200,000	299,969	249,969	1,350,000	1,025,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 235

	Ultra High Yield		Ultra Industrials		Ultra MidCap400
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$49,647	$90,783	$57,763	$111,284	$317,278	$553,343
Net realized gain (loss)	16,846	241,135	2,804,691	10,199,587	9,214,767	35,862,834
Change in net unrealized appreciation/depreciation	(61,644)	(296,241)	(3,832,384)	(4,976,995)	(21,332,139)	(2,344,963)
Change in net assets resulting from operations	4,849	35,677	(969,930)	5,333,876	(11,800,094)	34,071,214
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(47,132)	(91,036)	(8,434)	(56,890)	(275,668)	(348,165)
Tax return of capital	—	—	—	—	—	—
Total distributions	(47,132)	(91,036)	(8,434)	(56,890)	(275,668)	(348,165)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	9,107,348	49,818,753	49,104,267	122,782,061
Cost of shares redeemed	—	—	(16,214,969)	(49,945,124)	(47,404,441)	(116,320,128)
Change in net assets resulting from capital transactions	—	—	(7,107,621)	(126,371)	1,699,826	6,461,933
Change in net assets	(42,283)	(55,359)	(8,085,985)	5,150,615	(10,375,936)	40,184,982
NET ASSETS:
Beginning of period	$3,197,551	$3,252,910	$26,392,120	$21,241,505	$153,912,832	$113,727,850
End of period	$3,155,268	$3,197,551	$18,306,135	$26,392,120	$143,536,896	$153,912,832
SHARE TRANSACTIONS:
Beginning of period	50,000	50,000	375,000	375,000	3,625,000	3,375,000
Issued	—	—	100,000	700,000	650,000	2,250,000
Issued in-kind	—	—	25,000	50,000	600,000	1,050,000
Redeemed	—	—	—	—	(200,000)	(1,650,000)
Redemption in-kind	—	—	(225,000)	(750,000)	(1,000,000)	(1,400,000)
Shares outstanding, end of period	50,000	50,000	275,000	375,000	3,675,000	3,625,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

236 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI Brazil Capped		Ultra MSCI EAFE		Ultra MSCI Emerging Markets
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,897	$(15,899)	$15,528	$(32,759)	$100,926	$(61,852)
Net realized gain (loss)	(988,303)	2,365,383	—	4,354,164	(6,297,368)	8,400,447
Change in net unrealized appreciation/depreciation	3,107,027	(6,266,807)	(1,977,765)	(2,919,802)	(1,882,150)	(4,909,354)
Change in net assets resulting from operations	2,139,621	(3,917,323)	(1,962,237)	1,401,603	(8,078,592)	3,429,241
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,720,142	32,956,402	—	16,542,378	3,289,546	37,912,730
Cost of shares redeemed	(16,618,156)	(38,179,137)	(2,661,971)	(17,727,933)	(23,007,045)	(20,024,745)
Change in net assets resulting from capital transactions	(3,898,014)	(5,222,735)	(2,661,971)	(1,185,555)	(19,717,499)	17,887,985
Change in net assets	(1,758,393)	(9,140,058)	(4,624,208)	216,048	(27,796,091)	21,317,226
NET ASSETS:
Beginning of period	$9,610,808	$18,750,866	$11,527,789	$11,311,741	$51,299,391	$29,982,165
End of period	$7,852,415	$9,610,808	$6,903,581	$11,527,789	$23,503,300	$51,299,391
SHARE TRANSACTIONS:
Beginning of period	166,557	316,557	275,000	300,000	600,000	425,000
Issued	250,000	400,000	—	375,000	50,000	400,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(300,000)	(550,000)	(75,000)	(400,000)	(300,000)	(225,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	116,557	166,557	200,000	275,000	350,000	600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 237

	Ultra MSCI Japan		Ultra Nasdaq Biotechnology		Ultra Oil & Gas
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$13,629	$(30,548)	$(574,484)	$(1,567,173)	$710,055	$2,448,610
Net realized gain (loss)	(629,556)	3,880,816	(530,195)	10,847,872	(1,660,608)	1,803,736
Change in net unrealized appreciation/depreciation	(757,668)	(1,438,623)	(7,662,580)	73,645,556	(29,290,203)	40,661,399
Change in net assets resulting from operations	(1,373,595)	2,411,645	(8,767,259)	82,926,255	(30,240,756)	44,913,745
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	—	—	—	—	(734,616)	(2,665,992)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(734,616)	(2,665,992)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,956,783	49,131,960	69,024,990	128,119,787	20,241,490	24,147,912
Cost of shares redeemed	(4,827,030)	(52,377,238)	(107,285,754)	(189,834,102)	(23,541,145)	(67,611,872)
Change in net assets resulting from capital transactions	(1,870,247)	(3,245,278)	(38,260,764)	(61,714,315)	(3,299,655)	(43,463,960)
Change in net assets	(3,243,842)	(833,633)	(47,028,023)	21,211,940	(34,275,027)	(1,216,207)
NET ASSETS:
Beginning of period	$9,437,082	$10,270,715	$363,252,009	$342,040,069	$126,699,290	$127,915,497
End of period	$6,193,240	$9,437,082	$316,223,986	$363,252,009	$92,424,263	$126,699,290
SHARE TRANSACTIONS:
Beginning of period	225,000	300,000	6,500,000	7,500,000	2,925,000	3,975,000
Issued	75,000	1,275,000	250,000	1,100,000	50,000	250,000
Issued in-kind	—	—	850,000	1,200,000	500,000	500,000
Redeemed	(125,000)	(1,350,000)	(50,000)	(850,000)	(50,000)	(300,000)
Redemption in-kind	—	—	(1,750,000)	(2,450,000)	(500,000)	(1,500,000)
Shares outstanding, end of period	175,000	225,000	5,800,000	6,500,000	2,925,000	2,925,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

238 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra QQQ		Ultra Real Estate		Ultra Russell2000
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(221,862)	$(517,488)	$1,432,522	$2,682,021	$343,681	$335,428
Net realized gain (loss)	401,022,107	561,309,736	5,116,478	48,876,147	2,930,535	62,345,372
Change in net unrealized appreciation/depreciation	(476,831,350)	(56,767,819)	7,974,703	(47,187,989)	(30,962,364)	212,258
Change in net assets resulting from operations	(76,031,105)	504,024,429	14,523,703	4,370,179	(27,688,148)	62,893,058
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	—	(74,620)	(933,993)	(1,591,749)	(90,978)	(240,168)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(74,620)	(933,993)	(1,591,749)	(90,978)	(240,168)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,753,332,324	919,111,442	95,916,299	320,379,512	39,670,695	335,842,660
Cost of shares redeemed	(1,626,332,010)	(897,679,958)	(103,124,235)	(358,612,691)	(94,976,073)	(292,685,705)
Change in net assets resulting from capital transactions	127,000,314	21,431,484	(7,207,936)	(38,233,179)	(55,305,378)	43,156,955
Change in net assets	50,969,209	525,381,293	6,381,774	(35,454,749)	(83,084,504)	105,809,845
NET ASSETS:
Beginning of period	$1,783,133,252	$1,257,751,959	$131,803,257	$167,258,006	$263,967,105	$158,157,260
End of period	$1,834,102,461	$1,783,133,252	$138,185,031	$131,803,257	$180,882,601	$263,967,105
SHARE TRANSACTIONS:
Beginning of period	21,000,000	20,700,000	2,158,744	2,758,744	3,350,000	2,800,000
Issued	15,700,000	5,700,000	1,350,000	4,700,000	300,000	2,550,000
Issued in-kind	2,800,000	7,100,000	100,000	450,000	250,000	2,500,000
Redeemed	—	—	—	—	(900,000)	(700,000)
Redemption in-kind	(17,100,000)	(12,500,000)	(1,550,000)	(5,750,000)	(350,000)	(3,800,000)
Shares outstanding, end of period	22,400,000	21,000,000	2,058,744	2,158,744	2,650,000	3,350,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 239

	Ultra S&P500®		Ultra Semiconductors		Ultra SmallCap600
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,119,805	$15,512,539	$256,979	$434,501	$41,377	$19,504
Net realized gain (loss)	231,042,239	712,122,465	(5,523,545)	33,505,226	6,615,737	12,674,498
Change in net unrealized appreciation/depreciation	(151,731,426)	(280,579,906)	(16,073,634)	(6,974,357)	(10,146,366)	(3,041,424)
Change in net assets resulting from operations	89,430,618	447,055,098	(21,340,200)	26,965,370	(3,489,252)	9,652,578
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(6,452,262)	(10,331,182)	(144,334)	(273,237)	(1,710)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(6,452,262)	(10,331,182)	(144,334)	(273,237)	(1,710)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,756,708,348	1,399,372,306	9,179,973	96,986,483	32,107,379	40,112,280
Cost of shares redeemed	(2,673,685,829)	(1,356,644,535)	(22,333,638)	(88,836,924)	(28,941,996)	(45,082,316)
Change in net assets resulting from capital transactions	83,022,519	42,727,771	(13,153,665)	8,149,559	3,165,383	(4,970,036)
Change in net assets	166,000,875	479,451,687	(34,638,199)	34,841,692	(325,579)	4,682,542
NET ASSETS:
Beginning of period	$2,340,283,855	$1,860,832,168	$79,844,769	$45,003,077	$28,407,005	$23,724,463
End of period	$2,506,284,730	$2,340,283,855	$45,206,570	$79,844,769	$28,081,426	$28,407,005
SHARE TRANSACTIONS:
Beginning of period	21,200,000	21,000,000	1,625,000	1,500,000	250,000	300,000
Issued	21,150,000	7,600,000	150,000	1,950,000	225,000	400,000
Issued in-kind	1,650,000	6,050,000	25,000	525,000	25,000	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(21,900,000)	(13,450,000)	(500,000)	(2,350,000)	(225,000)	(450,000)
Shares outstanding, end of period	22,100,000	21,200,000	1,300,000	1,625,000	275,000	250,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

240 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Technology		Ultra Telecommunications		Ultra Utilities
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$331,655	$465,716	$20,212	$37,550	$122,075	$298,524
Net realized gain (loss)	29,434,672	143,933,762	123,082	(335,718)	1,006,899	613,027
Change in net unrealized appreciation/depreciation	(76,592,607)	(30,614,638)	374,984	(935,281)	1,100,192	(2,971,885)
Change in net assets resulting from operations	(46,826,280)	113,784,840	518,278	(1,233,449)	2,229,166	(2,060,334)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(154,729)	(349,296)	(2,861)	(43,235)	(149,755)	(274,925)
Tax return of capital	—	—	—	—	—	—
Total distributions	(154,729)	(349,296)	(2,861)	(43,235)	(149,755)	(274,925)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	400,331,488	329,357,776	940,790	1,981,935	2,493,050	10,030,727
Cost of shares redeemed	(396,536,027)	(330,177,397)	(3,118,429)	(3,300,372)	(1,182,387)	(10,971,170)
Change in net assets resulting from capital transactions	3,795,461	(819,621)	(2,177,639)	(1,318,437)	1,310,663	(940,443)
Change in net assets	(43,185,548)	112,615,923	(1,662,222)	(2,595,121)	3,390,074	(3,275,702)
NET ASSETS:
Beginning of period	$342,018,417	$229,402,494	$2,674,137	$5,269,258	$12,286,393	$15,562,095
End of period	$298,832,869	$342,018,417	$1,011,915	$2,674,137	$15,676,467	$12,286,393
SHARE TRANSACTIONS:
Beginning of period	3,250,000	3,300,000	75,000	100,000	275,000	325,000
Issued	2,750,000	3,075,000	—	25,000	50,000	150,000
Issued in-kind	850,000	800,000	25,000	25,000	—	50,000
Redeemed	—	—	(75,000)	—	—	(125,000)
Redemption in-kind	(3,700,000)	(3,925,000)	—	(75,000)	(25,000)	(125,000)
Shares outstanding, end of period	3,150,000	3,250,000	25,000	75,000	300,000	275,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 241

	UltraPro Dow30SM		UltraPro Financial Select Sector		UltraPro MidCap400
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,373,822	$2,852,799	$184,068	$234,554	$76,553	$51,086
Net realized gain (loss)	38,680,851	183,466,277	(2,299,143)	15,622,385	(733,385)	30,479,490
Change in net unrealized appreciation/depreciation	33,797,319	(107,101,654)	843,524	(8,876,744)	(3,891,875)	(18,092,083)
Change in net assets resulting from operations	74,851,992	79,217,422	(1,271,551)	6,980,195	(4,548,707)	12,438,493
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(1,035,721)	(1,468,412)	(89,963)	(107,399)	(8,483)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,035,721)	(1,468,412)	(89,963)	(107,399)	(8,483)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	294,701,076	1,222,859,715	6,737,565	78,429,043	26,071,472	74,242,402
Cost of shares redeemed	(410,621,299)	(890,599,540)	(21,789,700)	(50,268,662)	(26,207,189)	(87,666,168)
Change in net assets resulting from capital transactions	(115,920,223)	332,260,175	(15,052,135)	28,160,381	(135,717)	(13,423,766)
Change in net assets	(42,103,952)	410,009,185	(16,413,649)	35,033,177	(4,692,907)	(985,273)
NET ASSETS:
Beginning of period	$576,615,530	$166,606,345	$56,618,762	$21,585,585	$35,754,190	$36,739,463
End of period	$534,511,578	$576,615,530	$40,205,113	$56,618,762	$31,061,283	$35,754,190
SHARE TRANSACTIONS:
Beginning of period	6,650,000	2,900,000	625,004	350,004	300,000	425,000
Issued	2,400,000	12,900,000	—	375,000	200,000	700,000
Issued in-kind	850,000	2,250,000	75,000	400,000	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(4,350,000)	(11,400,000)	(225,000)	(500,000)	(200,000)	(825,000)
Shares outstanding, end of period	5,550,000	6,650,000	475,004	625,004	300,000	300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

242 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Nasdaq Biotechnology		UltraPro QQQ		UltraPro Russell2000
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(50,030)	$(169,548)	$258,322	$(3,123,244)	$134,283	$2,053
Net realized gain (loss)	244,092	7,003,989	652,626,074	1,588,307,130	12,985,512	68,801,111
Change in net unrealized appreciation/depreciation	1,236,703	7,797,578	(988,554,050)	(396,772,389)	(42,431,745)	(6,230,285)
Change in net assets resulting from operations	1,430,765	14,632,019	(335,669,654)	1,188,411,497	(29,311,950)	62,572,879
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	15,477,315	53,174,430	4,780,644,824	4,645,011,323	155,179,044	297,740,836
Cost of shares redeemed	(19,779,175)	(64,915,556)	(3,556,260,093)	(4,156,653,063)	(158,352,469)	(320,958,843)
Change in net assets resulting from capital transactions	(4,301,860)	(11,741,126)	1,224,384,731	488,358,260	(3,173,425)	(23,218,007)
Change in net assets	(2,871,095)	2,890,893	888,715,077	1,676,769,757	(32,485,375)	39,354,872
NET ASSETS:
Beginning of period	$37,049,305	$34,158,412	$3,448,957,878	$1,772,188,121	$152,699,119	$113,344,247
End of period	$34,178,210	$37,049,305	$4,337,672,955	$3,448,957,878	$120,213,744	$152,699,119
SHARE TRANSACTIONS:
Beginning of period	1,149,915	1,349,915	61,850,000	50,100,000	1,600,000	1,900,000
Issued	400,000	900,000	78,650,000	104,450,000	1,400,000	2,300,000
Issued in-kind	100,000	700,000	—	—	200,000	1,600,000
Redeemed	(50,000)	(650,000)	—	—	—	—
Redemption in-kind	(450,000)	(1,150,000)	(55,250,000)	(92,700,000)	(1,600,000)	(4,200,000)
Shares outstanding, end of period	1,149,915	1,149,915	85,250,000	61,850,000	1,600,000	1,600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 243

	UltraPro S&P500®		UltraPro Short 20+ Year Treasury		UltraPro Short Dow30SM
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,462,051	$5,106,223	$278,314	$133,097	$1,548,230	$1,221,777
Net realized gain (loss)	105,880,541	809,440,063	(8,040,500)	(2,216,846)	(28,906,997)	(148,307,492)
Change in net unrealized appreciation/depreciation	(29,429,761)	(507,868,182)	19,727,933	(1,315,757)	339,911	50,233,908
Change in net assets resulting from operations	81,912,831	306,678,104	11,965,747	(3,399,506)	(27,018,856)	(96,851,807)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(2,313,142)	(913,899)	(129,386)	—	(1,266,462)	(434,647)
Tax return of capital	—	—	—	—	—	—
Total distributions	(2,313,142)	(913,899)	(129,386)	—	(1,266,462)	(434,647)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,456,049,842	2,802,181,861	18,791,299	95,017,252	232,292,670	343,375,257
Cost of shares redeemed	(1,465,017,046)	(2,543,182,953)	(42,703,846)	(80,859,871)	(215,350,313)	(270,682,573)
Change in net assets resulting from capital transactions	(8,967,204)	258,998,908	(23,912,547)	14,157,381	16,942,357	72,692,684
Change in net assets	70,632,485	564,763,113	(12,076,186)	10,757,875	(11,342,961)	(24,593,770)
NET ASSETS:
Beginning of period	$1,445,224,847	$880,461,734	$95,116,752	$84,358,877	$177,458,572	$202,052,342
End of period	$1,515,857,332	$1,445,224,847	$83,040,566	$95,116,752	$166,115,611	$177,458,572
SHARE TRANSACTIONS:
Beginning of period	31,200,000	25,800,000	3,574,917	3,074,917	9,586,276	6,136,276
Issued	26,650,000	61,850,000	650,000	3,450,000	14,350,000	17,050,000
Issued in-kind	1,850,000	5,250,000	—	—	—	—
Redeemed	—	—	(1,500,000)	(2,950,000)	(13,050,000)	(13,600,000)
Redemption in-kind	(27,800,000)	(61,700,000)	—	—	—	—
Shares outstanding, end of period	31,900,000	31,200,000	2,724,917	3,574,917	10,886,276	9,586,276

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

244 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short Financial Select Sector		UltraPro Short MidCap400		UltraPro Short Nasdaq Biotechnology
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,890	$2,658	$7,836	$815	$5,053	$(16,770)
Net realized gain (loss)	(441,191)	(1,628,543)	(16,736)	(2,960,392)	—	(2,014,859)
Change in net unrealized appreciation/depreciation	149,678	554,561	140,777	1,812,917	(484,888)	(1,372,872)
Change in net assets resulting from operations	(286,623)	(1,071,324)	131,877	(1,146,660)	(479,835)	(3,404,501)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(1,865)	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,865)	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,497,779	632,942	—	3,884,686	672,014	5,167,931
Cost of shares redeemed	(1,869,151)	(1,020,553)	—	(3,923,955)	(746,654)	(5,045,188)
Change in net assets resulting from capital transactions	628,628	(387,611)	—	(39,269)	(74,640)	122,743
Change in net assets	340,140	(1,458,935)	131,877	(1,185,929)	(554,475)	(3,281,758)
NET ASSETS:
Beginning of period	$751,364	$2,210,299	$1,970,942	$3,156,871	$3,812,300	$7,094,058
End of period	$1,091,504	$751,364	$2,102,819	$1,970,942	$3,257,825	$3,812,300
SHARE TRANSACTIONS:
Beginning of period	93,723	143,723	218,686	218,686	199,967	200,001
Issued	300,000	50,000	—	350,000	50,000	225,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(250,000)	(100,000)	—	(350,000)	(50,000)	(225,034)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	143,723	93,723	218,686	218,686	199,967	199,967

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 245

	UltraPro Short QQQ		UltraPro Short Russell2000		UltraPro Short S&P500®
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,443,476	$4,697,520	$341,649	$361,545	$4,723,598	$4,295,772
Net realized gain (loss)	(153,083,943)	(401,407,443)	(18,100,056)	(72,890,852)	(254,215,207)	(301,126,033)
Change in net unrealized appreciation/depreciation	136,452,696	47,879,982	25,097,544	23,277,302	228,576,842	32,662,901
Change in net assets resulting from operations	(10,187,771)	(348,829,941)	7,339,137	(49,252,005)	(20,914,767)	(264,167,360)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(5,304,240)	(1,648,121)	(302,196)	(142,513)	(4,479,895)	(1,638,908)
Tax return of capital	—	—	—	—	—	—
Total distributions	(5,304,240)	(1,648,121)	(302,196)	(142,513)	(4,479,895)	(1,638,908)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,257,973,537	1,348,888,536	52,726,355	177,645,100	903,462,155	848,737,260
Cost of shares redeemed	(1,245,537,078)	(909,397,554)	(79,431,890)	(170,197,426)	(926,221,909)	(817,107,873)
Change in net assets resulting from capital transactions	12,436,459	439,490,982	(26,705,535)	7,447,674	(22,759,754)	31,629,387
Change in net assets	(3,055,552)	89,012,920	(19,668,594)	(41,946,844)	(48,154,416)	(234,176,881)
NET ASSETS:
Beginning of period	$584,899,282	$495,886,362	$69,478,102	$111,424,946	$463,786,724	$697,963,605
End of period	$581,843,730	$584,899,282	$49,809,508	$69,478,102	$415,632,308	$463,786,724
SHARE TRANSACTIONS:
Beginning of period	39,035,293	16,335,293	2,763,142	2,313,142	11,348,634	10,938,957
Issued	97,500,000	68,050,000	2,200,000	5,250,000	24,950,000	17,600,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(93,450,000)	(45,350,000)	(3,200,000)	(4,800,000)	(24,900,000)	(17,190,323)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	43,085,293	39,035,293	1,763,142	2,763,142	11,398,634	11,348,634

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

246 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury		UltraShort Basic Materials
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$560,980	$262,305	$8,567,802	$7,279,766	$9,175	$(5,802)
Net realized gain (loss)	9,177,372	6,172,334	16,089,384	(153,649,060)	(2,643,238)	(1,402,561)
Change in net unrealized appreciation/depreciation	(7,297,651)	2,102,254	150,625,782	165,542,712	3,342,716	(973,454)
Change in net assets resulting from operations	2,440,701	8,536,893	175,282,968	19,173,418	708,653	(2,381,817)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(349,744)	—	(8,098,600)	(1,530,042)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(349,744)	—	(8,098,600)	(1,530,042)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	26,941,315	57,362,952	180,337,361	877,134,439	3,221,147	2,447,847
Cost of shares redeemed	(55,897,486)	(49,133,611)	(643,620,725)	(1,104,780,995)	(1,730,358)	(3,665,729)
Change in net assets resulting from capital transactions	(28,956,171)	8,229,341	(463,283,364)	(227,646,556)	1,490,789	(1,217,882)
Change in net assets	(26,865,214)	16,766,234	(296,098,996)	(210,003,180)	2,199,442	(3,599,699)
NET ASSETS:
Beginning of period	$142,045,115	$125,278,881	$1,843,935,182	$2,053,938,362	$4,514,517	$8,114,216
End of period	$115,179,901	$142,045,115	$1,547,836,186	$1,843,935,182	$6,713,959	$4,514,517
SHARE TRANSACTIONS:
Beginning of period	6,250,000	5,900,000	51,206,929	56,506,929	170,356	220,485
Issued	1,150,000	2,550,000	4,800,000	24,400,000	100,000	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,400,000)	(2,200,000)	(16,850,000)	(29,700,000)	(50,000)	(125,129)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	5,000,000	6,250,000	39,156,929	51,206,929	220,356	170,356

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 247

	UltraShort Consumer Goods		UltraShort Consumer Services		UltraShort Dow30SM
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$11,224	$5,865	$7,273	$5,213	$1,127,803	$1,125,078
Net realized gain (loss)	—	(698,103)	—	(664,974)	(36,603,889)	(117,554,317)
Change in net unrealized appreciation/depreciation	(252,956)	921,070	(189,522)	228,689	21,698,389	44,501,480
Change in net assets resulting from operations	(241,732)	228,832	(182,249)	(431,072)	(13,777,697)	(71,927,759)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(9,196)	—	(5,877)	(1,386)	(962,347)	(434,945)
Tax return of capital	—	—	—	—	—	—
Total distributions	(9,196)	—	(5,877)	(1,386)	(962,347)	(434,945)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	765,335	2,962,080	461,346	—	104,441,441	111,719,952
Cost of shares redeemed	(1,494,767)	(2,234,953)	(472,470)	—	(93,904,004)	(125,196,570)
Change in net assets resulting from capital transactions	(729,432)	727,127	(11,124)	—	10,537,437	(13,476,618)
Change in net assets	(980,360)	955,959	(199,250)	(432,458)	(4,202,607)	(85,839,322)
NET ASSETS:
Beginning of period	$2,665,110	$1,709,151	$1,343,893	$1,776,351	$143,172,771	$229,012,093
End of period	$1,684,750	$2,665,110	$1,144,643	$1,343,893	$138,970,164	$143,172,771
SHARE TRANSACTIONS:
Beginning of period	162,457	112,457	62,317	62,317	4,204,272	4,655,942
Issued	50,000	200,000	25,000	—	3,350,000	2,900,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(100,000)	(150,000)	(25,000)	—	(2,950,000)	(3,351,670)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	112,457	162,457	62,317	62,317	4,604,272	4,204,272

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

248 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Financials		UltraShort FTSE China 50		UltraShort FTSE Europe
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$33,915	$6,045	$100,814	$12,260	$68,195	$29,077
Net realized gain (loss)	—	(40,487,825)	(10,683,061)	(11,376,968)	(9,000,087)	(7,619,151)
Change in net unrealized appreciation/depreciation	(957,493)	26,099,298	13,937,344	(4,854,118)	12,259,513	3,158,305
Change in net assets resulting from operations	(923,578)	(14,382,482)	3,355,097	(16,218,826)	3,327,621	(4,431,769)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,453,776	3,192,393	29,599,592	7,049,596	3,647,488	—
Cost of shares redeemed	(3,979,854)	(11,099,222)	(26,544,564)	(6,705,555)	(5,325,576)	(9,436,036)
Change in net assets resulting from capital transactions	(526,078)	(7,906,829)	3,055,028	344,041	(1,678,088)	(9,436,036)
Change in net assets	(1,449,656)	(22,289,311)	6,410,125	(15,874,785)	1,649,533	(13,867,805)
NET ASSETS:
Beginning of period	$27,634,834	$49,924,145	$27,923,355	$43,798,140	$18,385,867	$32,253,672
End of period	$26,185,178	$27,634,834	$34,333,480	$27,923,355	$20,035,400	$18,385,867
SHARE TRANSACTIONS:
Beginning of period	1,344,832	1,719,832	451,947	440,131	587,119	887,119
Issued	175,000	125,000	400,000	112,500	100,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(200,000)	(500,000)	(350,000)	(100,684)	(150,000)	(300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,319,832	1,344,832	501,947	451,947	537,119	587,119

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 249

	UltraShort Gold Miners		UltraShort Health Care		UltraShort Industrials
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,906)	$(2,851)	$5,065	$1,662	$8,963	$5,824
Net realized gain (loss)	—	(1,489,642)	(360,045)	232,069	—	(2,510,366)
Change in net unrealized appreciation/depreciation	633,935	1,229,292	77,766	(521,189)	(11,556)	1,697,707
Change in net assets resulting from operations	631,029	(263,201)	(277,214)	(287,458)	(2,593)	(806,835)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	—	—	(113)	—	(6,189)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(113)	—	(6,189)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	10,282,733	557,860	760,467	832,837	2,235,818
Cost of shares redeemed	—	(10,270,275)	—	(785,887)	(808,978)	(1,389,004)
Change in net assets resulting from capital transactions	—	12,458	557,860	(25,420)	23,859	846,814
Change in net assets	631,029	(250,743)	280,533	(312,878)	15,077	39,979
NET ASSETS:
Beginning of period	$2,336,735	$2,587,478	$1,036,121	$1,348,999	$3,042,427	$3,002,448
End of period	$2,967,764	$2,336,735	$1,316,654	$1,036,121	$3,057,504	$3,042,427
SHARE TRANSACTIONS:
Beginning of period	162,436	162,436	35,905	35,905	185,842	135,842
Issued	—	700,000	25,000	25,000	50,000	125,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(700,000)	—	(25,000)	(50,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	162,436	162,436	60,905	35,905	185,842	185,842

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

250 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MidCap400		UltraShort MSCI Brazil Capped		UltraShort MSCI EAFE
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$18,963	$9,523	$104,674	$29,550	$9,749	$3,223
Net realized gain (loss)	(565,695)	(4,572,056)	7,082,034	(28,915,602)	—	(1,761,492)
Change in net unrealized appreciation/depreciation	741,424	3,295,934	(18,989,661)	25,670,639	530,967	1,217,721
Change in net assets resulting from operations	194,692	(1,266,599)	(11,802,953)	(3,215,413)	540,716	(540,548)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(12,690)	—	(45)	—	(1,415)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(12,690)	—	(45)	—	(1,415)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,226,321	25,805,992	34,568,185	—	2,279,814
Cost of shares redeemed	—	(2,191,348)	(12,009,068)	(31,889,139)	—	(2,312,281)
Change in net assets resulting from capital transactions	—	34,973	13,796,924	2,679,046	—	(32,467)
Change in net assets	182,002	(1,231,626)	1,993,926	(536,367)	539,301	(573,015)
NET ASSETS:
Beginning of period	$3,555,561	$4,787,187	$30,170,232	$30,706,599	$3,180,920	$3,753,935
End of period	$3,737,563	$3,555,561	$32,164,158	$30,170,232	$3,720,221	$3,180,920
SHARE TRANSACTIONS:
Beginning of period	204,498	204,498	559,879	449,980	137,428	137,428
Issued	—	100,000	650,000	795,000	—	100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(100,000)	(275,000)	(685,101)	—	(100,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	204,498	204,498	934,879	559,879	137,428	137,428

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 251

	UltraShort MSCI Emerging Markets		UltraShort MSCI Japan		UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$84,484	$55,397	$(530)	$(10,882)	$146,395	$41,933
Net realized gain (loss)	(3,141,779)	(12,052,640)	—	(7,350,258)	—	(24,153,376)
Change in net unrealized appreciation/depreciation	6,494,699	1,978,696	592,963	4,753,286	(1,678,766)	7,870,423
Change in net assets resulting from operations	3,437,404	(10,018,547)	592,433	(2,607,854)	(1,532,371)	(16,241,020)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(34,652)	—	—	—	(32,278)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(34,652)	—	—	—	(32,278)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,188,480	24,966,493	2,976,390	696,369	3,599,926	12,917,913
Cost of shares redeemed	(12,835,639)	(31,757,041)	(2,139,890)	(3,258,708)	(7,086,305)	(19,502,569)
Change in net assets resulting from capital transactions	1,352,841	(6,790,548)	836,500	(2,562,339)	(3,486,379)	(6,584,656)
Change in net assets	4,755,593	(16,809,095)	1,428,933	(5,170,193)	(5,051,028)	(22,825,676)
NET ASSETS:
Beginning of period	$15,351,850	$32,160,945	$5,198,796	$10,368,989	$31,888,008	$54,713,684
End of period	$20,107,443	$15,351,850	$6,627,729	$5,198,796	$26,836,980	$31,888,008
SHARE TRANSACTIONS:
Beginning of period	363,771	553,949	199,913	299,913	1,584,998	1,884,998
Issued	300,000	540,000	100,000	25,000	200,000	600,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(250,000)	(730,178)	(75,000)	(125,000)	(350,000)	(900,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	413,771	363,771	224,913	199,913	1,434,998	1,584,998

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

252 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Oil & Gas		UltraShort QQQ		UltraShort Real Estate
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$83,563	$19,641	$2,663,415	$2,011,660	$99,829	$48,201
Net realized gain (loss)	1,545,244	(5,082,980)	(63,929,873)	(149,826,051)	(3,114,146)	(6,706,494)
Change in net unrealized appreciation/depreciation	3,974,323	(2,788,847)	57,736,146	16,470,295	266,768	5,135,790
Change in net assets resulting from operations	5,603,130	(7,852,186)	(3,530,312)	(131,344,096)	(2,747,549)	(1,522,503)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(11,387)	—	(2,237,281)	(764,207)	(47,790)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(11,387)	—	(2,237,281)	(764,207)	(47,790)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,846,386	17,260,328	1,066,504,508	448,763,017	4,196,845	15,231,679
Cost of shares redeemed	(18,099,212)	(20,314,753)	(1,071,278,462)	(340,852,135)	—	(26,913,378)
Change in net assets resulting from capital transactions	(9,252,826)	(3,054,425)	(4,773,954)	107,910,882	4,196,845	(11,681,699)
Change in net assets	(3,661,083)	(10,906,611)	(10,541,547)	(24,197,421)	1,401,506	(13,204,202)
NET ASSETS:
Beginning of period	$23,801,446	$34,708,057	$257,160,132	$281,357,553	$21,160,209	$34,364,411
End of period	$20,140,363	$23,801,446	$246,618,585	$257,160,132	$22,561,715	$21,160,209
SHARE TRANSACTIONS:
Beginning of period	767,108	717,108	5,994,232	4,209,441	695,837	1,045,837
Issued	300,000	500,000	26,950,000	8,725,000	150,000	500,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(550,000)	(450,000)	(26,900,000)	(6,940,209)	—	(850,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	517,108	767,108	6,044,232	5,994,232	845,837	695,837

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 253

	UltraShort Russell2000		UltraShort S&P500®		UltraShort Semiconductors
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$453,657	$613,831	$7,658,852	$7,001,347	$16,645	$9,201
Net realized gain (loss)	(22,215,942)	(85,225,873)	(362,257,043)	(419,961,137)	—	(5,304,353)
Change in net unrealized appreciation/depreciation	33,288,126	33,976,004	320,711,014	90,242,542	323,676	2,042,858
Change in net assets resulting from operations	11,525,841	(50,636,038)	(33,887,177)	(322,717,248)	340,321	(3,252,294)
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(438,731)	(206,984)	(7,128,895)	(2,602,775)	(13,955)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(438,731)	(206,984)	(7,128,895)	(2,602,775)	(13,955)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	64,872,137	93,592,255	1,136,841,807	1,546,128,729	4,540,616	9,661,442
Cost of shares redeemed	(95,348,903)	(127,897,106)	(1,179,287,960)	(1,790,880,091)	(5,344,031)	(6,743,784)
Change in net assets resulting from capital transactions	(30,476,766)	(34,304,851)	(42,446,153)	(244,751,362)	(803,415)	2,917,658
Change in net assets	(19,389,656)	(85,147,873)	(83,462,225)	(570,071,385)	(477,049)	(334,636)
NET ASSETS:
Beginning of period	$88,972,394	$174,120,267	$848,103,963	$1,418,175,348	$3,920,127	$4,254,763
End of period	$69,582,738	$88,972,394	$764,641,738	$848,103,963	$3,443,078	$3,920,127
SHARE TRANSACTIONS:
Beginning of period	5,959,437	7,709,437	21,896,067	27,633,568	262,940	137,992
Issued	4,500,000	5,200,000	31,800,000	36,875,000	250,000	412,500
Issued in-kind	—	—	—	—	—	—
Redeemed	(6,200,000)	(6,950,000)	(32,600,000)	(42,612,501)	(325,000)	(287,552)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	4,259,437	5,959,437	21,096,067	21,896,067	187,940	262,940

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

254 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort SmallCap600		UltraShort Technology		UltraShort Utilities
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$13,738	$5,579	$16,753	$6,734	$4,752	$(11,203)
Net realized gain (loss)	(91,892)	(1,769,303)	—	(3,275,842)	—	(4,055,707)
Change in net unrealized appreciation/depreciation	210,725	603,786	58,868	1,305,194	(972,555)	4,274,235
Change in net assets resulting from operations	132,571	(1,159,938)	75,621	(1,963,914)	(967,803)	207,325
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 16):
Distributable earnings	(9,042)	—	(10,212)	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(9,042)	—	(10,212)	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	704,338	900,786	2,451,859	4,542,213	602,309	2,730,570
Cost of shares redeemed	—	—	(906,100)	(1,636,440)	(1,168,990)	(4,898,175)
Change in net assets resulting from capital transactions	704,338	900,786	1,545,759	2,905,773	(566,681)	(2,167,605)
Change in net assets	827,867	(259,152)	1,611,168	941,859	(1,534,484)	(1,960,280)
NET ASSETS:
Beginning of period	$2,280,613	$2,539,765	$3,211,810	$2,269,951	$5,486,982	$7,447,262
End of period	$3,108,480	$2,280,613	$4,822,978	$3,211,810	$3,952,498	$5,486,982
SHARE TRANSACTIONS:
Beginning of period	173,326	123,326	253,079	103,079	212,490	287,490
Issued	50,000	50,000	200,000	250,000	25,000	100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(75,000)	(100,000)	(50,000)	(175,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	223,326	173,326	378,079	253,079	187,490	212,490

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 255

FINANCIAL HIGHLIGHTS

256 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short 7-10 Year Treasury
Six Months ended November 30, 2018 (Unaudited)	$29.07	$0.13	$0.18	$—		$0.31	$(0.13)	$—	$—	$(0.13)	$29.25	1.07%	0.85%
Year ended May 31, 2018	28.08	0.06	0.93	—		0.99	—	—	—	—	29.07	3.53	3.75
Year ended May 31, 2017	28.13	(0.15)	0.10 (i)	—		(0.05)	—	—	—	—	28.08	(0.19)	(0.43)
Year ended May 31, 2016	29.77	(0.24)	(1.40)	—		(1.64)	—	—	—	—	28.13	(5.49)	(5.60)
Year ended May 31, 2015	31.80	(0.28)	(1.75)	—	(h)	(2.03)	—	—	—	—	29.77	(6.39)	(6.40)
Year ended May 31, 2014	32.65	(0.31)	(0.54)	—	(h)	(0.85)	—	—	—	—	31.80	(2.60)	(2.40)
Short 20+ Year Treasury
Six Months ended November 30, 2018 (Unaudited)	22.67	0.12	1.12	—		1.24	(0.11)	—	—	(0.11)	23.80	5.46	4.70
Year ended May 31, 2018	22.62	0.07	(0.02)	—		0.05	—	—	—	—	22.67	0.23	0.57
Year ended May 31, 2017	22.52	(0.11)	0.21	—		0.10	—	—	—	—	22.62	0.46	0.49
Year ended May 31, 2016	25.15	(0.20)	(2.43)	—		(2.63)	—	—	—	—	22.52	(10.46)	(10.76)
Year ended May 31, 2015	28.74	(0.24)	(3.35)	—	(h)	(3.59)	—	—	—	—	25.15	(12.50)	(12.22)
Year ended May 31, 2014	30.50	(0.29)	(1.47)	—	(h)	(1.76)	—	—	—	—	28.74	(5.77)	(5.54)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 7-10 Year Treasury
Six Months ended November 30, 2018 (Unaudited)	0.98%	0.95%	0.88%	0.91%	$41,686	—%
Year ended May 31, 2018	1.05	0.95	0.11	0.21	83,576	—
Year ended May 31, 2017	1.11	0.95	(0.69)	(0.53)	40,012	—
Year ended May 31, 2016	1.18	0.95	(1.05)	(0.82)	28,836	—
Year ended May 31, 2015	1.08	0.95	(1.05)	(0.92)	39,439	—
Year ended May 31, 2014	1.07	0.95	(1.06)	(0.93)	73,932	—
Short 20+ Year Treasury
Six Months ended November 30, 2018 (Unaudited)	0.91	0.91	1.05	1.05	512,866	—
Year ended May 31, 2018	0.91	0.91	0.30	0.30	631,426	—
Year ended May 31, 2017	0.92	0.92	(0.51)	(0.51)	675,250	—
Year ended May 31, 2016	0.95	0.95	(0.83)	(0.83)	634,958	—
Year ended May 31, 2015	0.95	0.95	(0.90)	(0.90)	1,051,151	—
Year ended May 31, 2014	0.94	0.94	(0.92)	(0.92)	1,503,146	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 257

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Basic Materials
Six Months ended November 30, 2018 (Unaudited)	$17.84	$0.06	$1.49	$—	$1.55	$(0.03)	$—	$—	$(0.03)	$19.36	8.72%	11.35%
Year ended May 31, 2018	20.72	0.03	(2.91)	—	(2.88)	—	—	—	—	17.84	(13.88)	(16.37)
Year ended May 31, 2017	24.91	(0.15)	(4.04)	—	(4.19)	—	—	—	—	20.72	(16.83)	(16.11)
Year ended May 31, 2016	24.54	(0.20)	0.57 (i)	—	0.37	—	—	—	—	24.91	1.53	1.35
Year ended May 31, 2015	25.34	(0.23)	(0.57)	—	(0.80)	—	—	—	—	24.54	(3.19)	(3.96)
Year ended May 31, 2014	31.92	(0.28)	(6.30)	—	(6.58)	—	—	—	—	25.34	(20.59)	(18.84)
Short Dow30SM
Six Months ended November 30, 2018 (Unaudited)	59.62	0.33	(3.22)	—	(2.89)	(0.28)	—	—	(0.28)	56.45	(4.83)	(4.73)
Year ended May 31, 2018(ee)	70.91	0.26	(11.47)	—	(11.21)	(0.08)	—	—	(0.08)	59.62	(15.82)	(15.78)
Year ended May 31, 2017(ee)	86.52	(0.41)	(15.20)	—	(15.61)	—	—	—	—	70.91	(18.04)	(18.08)
Year ended May 31, 2016(ee)	90.43	(0.76)	(3.15)	—	(3.91)	—	—	—	—	86.52	(4.33)	(4.29)
Year ended May 31, 2015(ee)	101.70	(0.87)	(10.40)	—	(11.27)	—	—	—	—	90.43	(11.08)	(11.13)
Year ended May 31, 2014(ee)	117.24	(1.01)	(14.53)	—	(15.54)	—	—	—	—	101.70	(13.25)	(13.21)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Basic Materials
Six Months ended November 30, 2018 (Unaudited)	4.49%	0.95%	(2.83)%	0.71%	$968	—%
Year ended May 31, 2018	4.22	0.95	(3.11)	0.16	1,784	—
Year ended May 31, 2017	2.67	0.95	(2.36)	(0.64)	2,072	—
Year ended May 31, 2016	2.20	0.95	(1.99)	(0.74)	13,702	—
Year ended May 31, 2015	8.08	0.95	(8.03)	(0.90)	1,227	—
Year ended May 31, 2014	4.33	0.95	(4.32)	(0.94)	1,267	—
Short Dow30SM
Six Months ended November 30, 2018 (Unaudited)	0.98	0.95	1.13	1.16	221,515	—
Year ended May 31, 2018(ee)	0.97	0.95	0.39	0.41	233,932	—
Year ended May 31, 2017(ee)	0.98	0.95	(0.55)	(0.52)	257,940	—
Year ended May 31, 2016(ee)	0.97	0.95	(0.85)	(0.82)	346,079	—
Year ended May 31, 2015(ee)	1.00	0.95	(0.95)	(0.91)	253,213	—
Year ended May 31, 2014(ee)	0.98	0.95	(0.95)	(0.92)	286,026	—

See accompanying notes to the financial statements.

258 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS							TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income		Net realized gains	Tax return of capital	Total distributions		Net asset value, end of period	Net asset value (d)	Market value (e)
Short Financials
Six Months ended November 30, 2018 (Unaudited)	$23.14	$0.09	$(0.32)	$—	$(0.23)	$(0.03)		$—	$—	$(0.03)		$22.88	(1.00)%	(1.19)%
Year ended May 31, 2018(ff)	27.22	0.03	(4.11)	—	(4.08)	—		—	—	—		23.14	(14.99)	(15.14)
Year ended May 31, 2017(ff)	32.90	(0.18)	(5.50)	—	(5.68)	—		—	—	—		27.22	(17.24)	(16.93)
Year ended May 31, 2016(ff)	34.48	(0.28)	(1.30)	—	(1.58)	—		—	—	—		32.90	(4.60)	(4.70)
Year ended May 31, 2015(ff)	39.91	(0.33)	(5.10)	—	(5.43)	—		—	—	—		34.48	(13.60)	(13.76)
Year ended May 31, 2014(ff)	46.92	(0.40)	(6.61)	—	(7.01)	—		—	—	—		39.91	(14.94)	(14.69)
Short FTSE China 50
Six Months ended November 30, 2018 (Unaudited)	18.57	0.07	1.22	—	1.29	—	(h)	—	—	—	(h)	19.86	6.95	7.64
Year ended May 31, 2018	23.07	0.02	(4.52)	—	(4.50)	—		—	—	—		18.57	(19.52)	(20.01)
Year ended May 31, 2017	29.44	(0.15)	(6.22)	—	(6.37)	—		—	—	—		23.07	(21.64)	(21.62)
Year ended May 31, 2016	23.30	(0.24)	6.38	—	6.14	—		—	—	—		29.44	26.37	23.01
Year ended May 31, 2015	33.93	(0.28)	(10.35)	—	(10.63)	—		—	—	—		23.30	(31.35)	(29.39)
Year ended May 31, 2014	38.56	(0.34)	(4.31)	0.02	(4.63)	—		—	—	—		33.93	(12.00)	(12.15)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Financials
Six Months ended November 30, 2018 (Unaudited)	1.22%	0.95%	0.52%	0.80%	$24,591	—%
Year ended May 31, 2018(ff)	1.22	0.95	(0.15)	0.11	19,089	—
Year ended May 31, 2017(ff)	1.15	0.95	(0.80)	(0.60)	29,266	—
Year ended May 31, 2016(ff)	1.25	0.95	(1.10)	(0.80)	41,941	—
Year ended May 31, 2015(ff)	1.35	0.95	(1.31)	(0.91)	18,102	—
Year ended May 31, 2014(ff)	1.21	0.95	(1.18)	(0.92)	22,447	—
Short FTSE China 50
Six Months ended November 30, 2018 (Unaudited)	1.98	0.95	(0.31)	0.72	5,957	—
Year ended May 31, 2018	2.00	0.95	(0.94)	0.11	5,570	—
Year ended May 31, 2017	1.62	0.95	(1.26)	(0.59)	9,228	—
Year ended May 31, 2016	1.70	0.95	(1.58)	(0.83)	13,248	—
Year ended May 31, 2015	2.17	0.95	(2.14)	(0.92)	3,494	—
Year ended May 31, 2014	2.18	0.95	(2.17)	(0.94)	35,630	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 259

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short High Yield
Six Months ended November 30, 2018 (Unaudited)	$23.25	$0.10	$(0.15)	$—		$(0.05)	$(0.09)	$—	$—	$(0.09)	$23.11	(0.24)%	(0.29)%
Year ended May 31, 2018	23.58	0.08	(0.41)	—		(0.33)	— (h)	—	—	— (h)	23.25	(1.37)	(1.38)
Year ended May 31, 2017	26.78	(0.14)	(3.06)	—		(3.20)	—	—	—	—	23.58	(11.96)	(11.91)
Year ended May 31, 2016	26.85	(0.22)	0.15 (i)	—		(0.07)	—	—	—	—	26.78	(0.26)	(0.33)
Year ended May 31, 2015	27.86	(0.25)	(0.76)	—	(h)	(1.01)	—	—	—	—	26.85	(3.60)	(3.62)
Year ended May 31, 2014	31.25	(0.28)	(3.12)	0.01		(3.39)	—	—	—	—	27.86	(10.86)	(10.75)
Short MidCap400
Six Months ended November 30, 2018 (Unaudited)	43.50	0.22	1.25 (i)	—		1.47	(0.11)	—	—	(0.11)	44.86	3.41	3.25
Year ended May 31, 2018(ee)	50.02	0.09	(6.61)	—		(6.52)	—	—	—	—	43.50	(13.03)	(13.16)
Year ended May 31, 2017(ee)	59.62	(0.32)	(9.28)	—		(9.60)	—	—	—	—	50.02	(16.11)	(15.97)
Year ended May 31, 2016(ee)	61.56	(0.51)	(1.43)	—		(1.94)	—	—	—	—	59.62	(3.15)	(3.31)
Year ended May 31, 2015(ee)	70.80	(0.62)	(8.62)	—		(9.24)	—	—	—	—	61.56	(13.05)	(12.89)
Year ended May 31, 2014(ee)	85.84	(0.71)	(14.33)	—		(15.04)	—	—	—	—	70.80	(17.50)	(17.49)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short High Yield
Six Months ended November 30, 2018 (Unaudited)	0.99%	0.95%	0.81%	0.85%	$124,768	—%
Year ended May 31, 2018	0.99	0.95	0.29	0.33	140,683	—
Year ended May 31, 2017	0.99	0.95	(0.60)	(0.56)	122,618	—
Year ended May 31, 2016	0.98	0.95	(0.83)	(0.80)	195,523	—
Year ended May 31, 2015	1.10	0.95	(1.06)	(0.91)	55,047	—
Year ended May 31, 2014	1.11	0.95	(1.09)	(0.93)	43,177	—
Short MidCap400
Six Months ended November 30, 2018 (Unaudited)	1.45	0.95	0.50	1.00	13,175	—
Year ended May 31, 2018(ee)	1.40	0.95	(0.25)	0.20	10,600	—
Year ended May 31, 2017(ee)	1.22	0.95	(0.85)	(0.58)	14,693	—
Year ended May 31, 2016(ee)	1.24	0.95	(1.09)	(0.80)	30,182	—
Year ended May 31, 2015(ee)	1.08	0.95	(1.06)	(0.93)	22,699	—
Year ended May 31, 2014(ee)	1.13	0.95	(1.11)	(0.94)	107,529	—
See accompanying notes to the financial statements.

260 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI EAFE
Six Months ended November 30, 2018 (Unaudited)	$25.74	$0.12	$2.17		$—		$2.29	$(0.02)	$—	$—	$(0.02)	$28.01	8.90%	9.01%
Year ended May 31, 2018	27.79	0.04	(2.09)		—		(2.05)	—	—	—	—	25.74	(7.38)	(7.42)
Year ended May 31, 2017	33.20	(0.18)	(5.23)		—		(5.41)	—	—	—	—	27.79	(16.30)	(16.24)
Year ended May 31, 2016	31.11	(0.27)	2.36	(i)	—		2.09	—	—	—	—	33.20	6.73	6.64
Year ended May 31, 2015	31.75	(0.31)	(0.33	)(i)	—	(h)	(0.64)	—	—	—	—	31.11	(2.01)	(2.05)
Year ended May 31, 2014	38.87	(0.33)	(6.82)		0.03		(7.12)	—	—	—	—	31.75	(18.33)	(18.29)
Short MSCI Emerging Markets
Six Months ended November 30, 2018 (Unaudited)	18.24	0.09	1.55		—		1.64	(0.05)	—	—	(0.05)	19.83	8.95	9.09
Year ended May 31, 2018	21.06	0.04	(2.86)		—		(2.82)	—	—	—	—	18.24	(13.39)	(13.39)
Year ended May 31, 2017	27.77	(0.13)	(6.58)		—		(6.71)	—	—	—	—	21.06	(24.15)	(24.16)
Year ended May 31, 2016	24.70	(0.23)	3.30		—		3.07	—	—	—	—	27.77	12.44	12.34
Year ended May 31, 2015	25.38	(0.23)	(0.45)		—	(h)	(0.68)	—	—	—	—	24.70	(2.70)	(2.56)
Year ended May 31, 2014	28.33	(0.26)	(2.70)		0.01		(2.95)	—	—	—	—	25.38	(10.40)	(10.51)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI EAFE
Six Months ended November 30, 2018 (Unaudited)	1.11%	0.95%	0.75%	0.91%	$44,109	—%
Year ended May 31, 2018	1.22	0.95	(0.12)	0.15	18,662	—
Year ended May 31, 2017	1.06	0.95	(0.69)	(0.57)	32,655	—
Year ended May 31, 2016	1.07	0.95	(0.91)	(0.79)	100,437	—
Year ended May 31, 2015	1.00	0.95	(0.98)	(0.93)	31,885	—
Year ended May 31, 2014	1.02	0.95	(1.00)	(0.93)	169,050	—
Short MSCI Emerging Markets
Six Months ended November 30, 2018 (Unaudited)	0.96	0.95	0.87	0.88	232,970	—
Year ended May 31, 2018	0.98	0.95	0.19	0.22	156,881	—
Year ended May 31, 2017	0.98	0.95	(0.56)	(0.53)	159,020	—
Year ended May 31, 2016	0.96	0.95	(0.83)	(0.81)	301,269	—
Year ended May 31, 2015	0.99	0.95	(0.94)	(0.90)	259,300	—
Year ended May 31, 2014	0.95	0.95	(0.93)	(0.93)	211,292	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 261

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Oil & Gas
Six Months ended November 30, 2018 (Unaudited)	$21.33	$0.09	$2.76	$—	$2.85	$—	$—	$—	$—	$24.18	13.37%	13.70%
Year ended May 31, 2018	26.27	0.01	(4.95)	—	(4.94)	—	—	—	—	21.33	(18.82)	(18.76)
Year ended May 31, 2017	26.79	(0.16)	(0.36)	—	(0.52)	—	—	—	—	26.27	(1.93)	(1.74)
Year ended May 31, 2016	25.62	(0.25)	1.42	—	1.17	—	—	—	—	26.79	4.58	5.24
Year ended May 31, 2015	22.63	(0.23)	3.22	—	2.99	—	—	—	—	25.62	13.19	12.12
Year ended May 31, 2014	28.04	(0.25)	(5.16)	—	(5.41)	—	—	—	—	22.63	(19.30)	(17.88)
Short QQQ
Six Months ended November 30, 2018 (Unaudited)	32.17	0.21	(0.46)	—	(0.25)	(0.18)	—	—	(0.18)	31.74	(0.75)	(0.65)
Year ended May 31, 2018	39.55	0.16	(7.49)	—	(7.33)	(0.05)	—	—	(0.05)	32.17	(18.55)	(18.62)
Year ended May 31, 2017	51.81	(0.24)	(12.02)	—	(12.26)	—	—	—	—	39.55	(23.67)	(23.66)
Year ended May 31, 2016	55.03	(0.43)	(2.79)	—	(3.22)	—	—	—	—	51.81	(5.86)	(5.78)
Year ended May 31, 2015(p)	68.90	(0.56)	(13.31)	—	(13.87)	—	—	—	—	55.03	(20.12)	(20.15)
Year ended May 31, 2014(p)	89.76	(0.72)	(20.14)	—	(20.86)	—	—	—	—	68.90	(23.24)	(23.19)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Oil & Gas
Six Months ended November 30, 2018 (Unaudited)	4.63%	0.95%	(2.87)%	0.82%	$1,814	—%
Year ended May 31, 2018	3.04	0.95	(2.04)	0.05	1,600	—
Year ended May 31, 2017	2.31	0.95	(2.00)	(0.64)	3,284	—
Year ended May 31, 2016	1.79	0.95	(1.68)	(0.84)	7,367	—
Year ended May 31, 2015	4.32	0.95	(4.30)	(0.93)	4,483	—
Year ended May 31, 2014	3.89	0.95	(3.88)	(0.94)	1,697	—
Short QQQ
Six Months ended November 30, 2018 (Unaudited)	1.01	0.95	1.31	1.37	414,586	—
Year ended May 31, 2018	1.01	0.95	0.37	0.43	330,128	—
Year ended May 31, 2017	1.03	0.95	(0.60)	(0.52)	281,284	—
Year ended May 31, 2016	1.03	0.95	(0.86)	(0.79)	464,352	—
Year ended May 31, 2015(p)	1.06	0.95	(1.02)	(0.92)	182,293	—
Year ended May 31, 2014(p)	1.05	0.95	(1.03)	(0.93)	222,194	—

See accompanying notes to the financial statements.

262 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Real Estate
Six Months ended November 30, 2018 (Unaudited)	$16.25	$0.07	$(0.99)	$—	$(0.92)	$(0.02)	$—	$—	$(0.02)	$15.31	(5.68)%	(5.47)%
Year ended May 31, 2018	16.76	0.02	(0.53)	—	(0.51)	—	—	—	—	16.25	(3.07)	(3.19)
Year ended May 31, 2017	18.03	(0.10)	(1.17)	—	(1.27)	—	—	—	—	16.76	(7.03)	(7.01)
Year ended May 31, 2016	20.41	(0.17)	(2.21)	—	(2.38)	—	—	—	—	18.03	(11.65)	(11.62)
Year ended May 31, 2015	22.90	(0.19)	(2.30)	—	(2.49)	—	—	—	—	20.41	(10.88)	(10.64)
Year ended May 31, 2014	25.82	(0.24)	(2.68)	—	(2.92)	—	—	—	—	22.90	(11.28)	(11.58)
Short Russell2000
Six Months ended November 30, 2018 (Unaudited)	39.36	0.26	2.09	—	2.35	(0.24)	—	—	(0.24)	41.47	6.03	6.07
Year ended May 31, 2018	47.91	0.19	(8.67)	—	(8.48)	(0.07)	—	—	(0.07)	39.36	(17.71)	(17.75)
Year ended May 31, 2017	59.34	(0.26)	(11.17)	—	(11.43)	—	—	—	—	47.91	(19.27)	(19.30)
Year ended May 31, 2016	58.62	(0.50)	1.22 (i)	—	0.72	—	—	—	—	59.34	1.23	1.19
Year ended May 31, 2015(r)	67.69	(0.59)	(8.48)	—	(9.07)	—	—	—	—	58.62	(13.40)	(13.31)
Year ended May 31, 2014(r)	82.09	(0.66)	(13.74)	—	(14.40)	—	—	—	—	67.69	(17.54)	(17.58)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Real Estate
Six Months ended November 30, 2018 (Unaudited)	1.64%	0.95%	0.21%	0.90%	$9,183	—%
Year ended May 31, 2018	1.39	0.95	(0.33)	0.11	9,750	—
Year ended May 31, 2017	1.30	0.95	(0.93)	(0.58)	15,088	—
Year ended May 31, 2016	1.17	0.95	(1.06)	(0.84)	28,851	—
Year ended May 31, 2015	1.23	0.95	(1.21)	(0.93)	55,105	—
Year ended May 31, 2014	1.13	0.95	(1.12)	(0.93)	32,062	—
Short Russell2000
Six Months ended November 30, 2018 (Unaudited)	1.03	0.95	1.25	1.33	237,079	—
Year ended May 31, 2018	1.02	0.95	0.37	0.44	248,618	—
Year ended May 31, 2017	1.02	0.95	(0.56)	(0.49)	345,730	—
Year ended May 31, 2016	1.02	0.95	(0.88)	(0.81)	552,874	—
Year ended May 31, 2015(r)	1.02	0.95	(1.00)	(0.92)	399,734	—
Year ended May 31, 2014(r)	1.02	0.95	(0.99)	(0.92)	699,357	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 263

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short S&P500®
Six Months ended November 30, 2018 (Unaudited)	$29.53	$0.20	$(0.82)	$—	$(0.62)	$(0.19)	$—	$—	$(0.19)	$28.72	(2.11)%	(2.02)%
Year ended May 31, 2018	33.69	0.15	(4.25)	—	(4.10)	(0.06)	—	—	(0.06)	29.53	(12.20)	(12.18)
Year ended May 31, 2017(w)	39.87	(0.17)	(6.01)	—	(6.18)	—	—	—	—	33.69	(15.49)	(15.45)
Year ended May 31, 2016(w)	41.87	(0.31)	(1.69)	—	(2.00)	—	—	—	—	39.87	(4.78)	(4.78)
Year ended May 31, 2015(w)	47.73	(0.38)	(5.48)	—	(5.86)	—	—	—	—	41.87	(12.28)	(12.32)
Year ended May 31, 2014(w)	58.52	(0.46)	(10.33)	—	(10.79)	—	—	—	—	47.73	(18.43)	(18.45)
Short SmallCap600
Six Months ended November 30, 2018 (Unaudited)	31.57	0.14	1.07	—	1.21	—	—	—	—	32.78	3.84	4.40
Year ended May 31, 2018	39.09	0.04	(7.56)	—	(7.52)	—	—	—	—	31.57	(19.25)	(19.31)
Year ended May 31, 2017	48.08	(0.22)	(8.77)	—	(8.99)	—	—	—	—	39.09	(18.69)	(18.40)
Year ended May 31, 2016	50.40	(0.44)	(1.88)	—	(2.32)	—	—	—	—	48.08	(4.61)	(4.17)
Year ended May 31, 2015	57.57	(0.49)	(6.68)	—	(7.17)	—	—	—	—	50.40	(12.44)	(13.14)
Year ended May 31, 2014(n)	71.31	(0.61)	(13.13)	—	(13.74)	—	—	—	—	57.57	(19.27)	(18.83)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short S&P500®
Six Months ended November 30, 2018 (Unaudited)	0.89%	0.89%	1.42%	1.42%	$1,596,003	—%
Year ended May 31, 2018	0.89	0.89	0.46	0.46	1,374,040	—
Year ended May 31, 2017(w)	0.89	0.89	(0.47)	(0.47)	2,013,469	—
Year ended May 31, 2016(w)	0.89	0.89	(0.74)	(0.74)	3,012,814	—
Year ended May 31, 2015(w)	0.90	0.90	(0.86)	(0.86)	1,539,390	—
Year ended May 31, 2014(w)	0.89	0.89	(0.87)	(0.87)	1,655,817	—
Short SmallCap600
Six Months ended November 30, 2018 (Unaudited)	2.47	0.95	(0.64)	0.88	3,890	—
Year ended May 31, 2018	1.68	0.95	(0.62)	0.11	3,747	—
Year ended May 31, 2017	1.39	0.95	(0.98)	(0.54)	17,346	—
Year ended May 31, 2016	1.53	0.95	(1.43)	(0.85)	11,717	—
Year ended May 31, 2015	1.63	0.95	(1.59)	(0.91)	16,062	—
Year ended May 31, 2014(n)	1.34	0.95	(1.33)	(0.94)	9,710	—

See accompanying notes to the financial statements.

264 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2018 (Unaudited)	$54.31	$0.46	$(1.08)	$—	$(0.62)	$(0.45)	$—	$—	$(0.45)	$53.24	(1.15)%	(0.51)%
Year ended May 31, 2018	59.02	0.63	(4.76)	—	(4.13)	(0.58)	—	—	(0.58)	54.31	(7.03)	(7.25)
Year ended May 31, 2017	60.90	0.37	(1.92)	—	(1.55)	(0.33)	—	—	(0.33)	59.02	(2.54)	(2.61)
Year ended May 31, 2016	57.01	0.30	3.95	—	4.25	(0.36)	—	—	(0.36)	60.90	7.51	7.86
Year ended May 31, 2015	54.34	0.42	4.27 (i)	0.08	4.77	(2.10)	—	—	(2.10)	57.01	9.07	8.95
Year ended May 31, 2014	54.78	0.20	(0.05)	0.18	0.33	(0.77)	—	—	(0.77)	54.34	0.66	0.02
Ultra 20+ Year Treasury
Six Months ended November 30, 2018 (Unaudited)	76.95	0.66	(8.20)	—	(7.54)	(0.64)	—	—	(0.64)	68.77	(9.84)	(8.81)
Year ended May 31, 2018	80.06	1.08	(3.17)	—	(2.09)	(1.02)	—	—	(1.02)	76.95	(2.64)	(3.29)
Year ended May 31, 2017	86.60	0.97	(6.83)	—	(5.86)	(0.68)	—	—	(0.68)	80.06	(6.79)	(6.88)
Year ended May 31, 2016	77.32	1.03	9.43	—	10.46	(1.18)	—	—	(1.18)	86.60	13.77	14.50
Year ended May 31, 2015	64.98	0.93	12.22	—	13.15	(0.81)	—	—	(0.81)	77.32	20.32	19.64
Year ended May 31, 2014	62.23	0.14	2.65	0.02	2.81	(0.06)	—	—	(0.06)	64.98	4.54	3.46

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2018 (Unaudited)	1.13%	0.95%	1.53%	1.71%	$58,559	148%
Year ended May 31, 2018	1.12	0.95	0.94	1.12	24,440	234
Year ended May 31, 2017	1.12	0.95	0.44	0.61	41,311	188
Year ended May 31, 2016	1.15	0.95	0.32	0.52	66,986	140
Year ended May 31, 2015	1.02	0.95	0.69	0.77	62,710	349
Year ended May 31, 2014	0.96	0.95	0.38	0.38	1,931,642	739
Ultra 20+ Year Treasury
Six Months ended November 30, 2018 (Unaudited)	1.22	0.95	1.56	1.83	29,229	199
Year ended May 31, 2018	1.14	0.95	1.17	1.36	23,085	75
Year ended May 31, 2017	1.12	0.95	0.97	1.14	48,035	48
Year ended May 31, 2016	1.18	0.95	1.09	1.32	49,793	18
Year ended May 31, 2015	1.15	0.95	0.99	1.19	57,991	48
Year ended May 31, 2014	1.51	0.95	(0.32)	0.25	29,243	146

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 265

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Six Months ended November 30, 2018 (Unaudited)	$68.75	$0.31	$(12.99)	$—	$(12.68)	$(0.18)	$—	$—	$(0.18)	$55.89	(18.49)%	(18.86)%
Year ended May 31, 2018	55.18	0.41	13.50	—	13.91	(0.34)	—	—	(0.34)	68.75	25.23	25.89
Year ended May 31, 2017	41.90	0.28	13.25	—	13.53	(0.25)	—	—	(0.25)	55.18	32.38	31.67
Year ended May 31, 2016	51.81	0.35	(10.11)	—	(9.76)	(0.15)	—	—	(0.15)	41.90	(18.79)	(18.78)
Year ended May 31, 2015	54.10	0.29	(2.35)	—	(2.06)	(0.23)	—	—	(0.23)	51.81	(3.81)	(3.60)
Year ended May 31, 2014	39.31	0.22	16.59	—	16.81	(0.23)	(1.79)	—	(2.02)	54.10	43.91	43.65
Ultra Consumer Goods
Six Months ended November 30, 2018 (Unaudited)	39.38	0.43	2.31	—	2.74	(0.09)	—	—	(0.09)	42.03	6.94	5.37
Year ended May 31, 2018	45.29	0.51	(6.12)	—	(5.61)	(0.30)	—	—	(0.30)	39.38	(12.45)	(13.15)
Year ended May 31, 2017(y)	37.39	0.38	7.78	—	8.16	(0.26)	—	—	(0.26)	45.29	21.90	23.43
Year ended May 31, 2016(y)	33.28	0.36	4.00	—	4.36	(0.25)	—	—	(0.25)	37.39	13.15	11.59
Year ended May 31, 2015(y)	28.38	0.29	4.81	—	5.10	(0.20)	—	—	(0.20)	33.28	18.00	18.88
Year ended May 31, 2014(m)(y)	21.71	0.18	6.66	—	6.84	(0.17)	—	—	(0.17)	28.38	31.64	31.15

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Six Months ended November 30, 2018 (Unaudited)	1.13%	0.95%	0.78%	0.95%	$44,713	25%
Year ended May 31, 2018	1.11	0.95	0.45	0.61	60,156	11
Year ended May 31, 2017	1.12	0.95	0.41	0.58	55,176	5
Year ended May 31, 2016	1.19	0.95	0.67	0.92	53,423	39
Year ended May 31, 2015	1.09	0.95	0.41	0.55	76,413	9
Year ended May 31, 2014	1.07	0.95	0.38	0.50	117,660	100
Ultra Consumer Goods
Six Months ended November 30, 2018 (Unaudited)	2.11	0.95	0.85	2.01	7,356	2
Year ended May 31, 2018	1.71	0.95	0.36	1.12	9,846	8
Year ended May 31, 2017(y)	1.76	0.95	0.15	0.96	13,586	40
Year ended May 31, 2016(y)	1.65	0.95	0.35	1.05	16,827	38
Year ended May 31, 2015(y)	1.55	0.95	0.34	0.94	19,968	34
Year ended May 31, 2014(m)(y)	2.01	0.95	(0.36)	0.70	19,159	8

See accompanying notes to the financial statements.

266 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Services
Six Months ended November 30, 2018 (Unaudited)	$86.75	$—	(h)	$8.98	$—	$8.98	$(0.01)	$—	$—	$(0.01)	$95.72	10.35%	9.76%
Year ended May 31, 2018	70.61	0.11		16.16	—	16.27	(0.13)	—	—	(0.13)	86.75	23.05	24.53
Year ended May 31, 2017(bb)	52.93	0.12		17.66	—	17.78	(0.10)	—	—	(0.10)	70.61	33.62	32.44
Year ended May 31, 2016(bb)	53.30	0.08		(0.37)	—	(0.29)	(0.08)	—	—	(0.08)	52.93	(0.53)	(1.67)
Year ended May 31, 2015(bb)	38.50	0.08		14.81	—	14.89	(0.09)	—	—	(0.09)	53.30	38.70	40.95
Year ended May 31, 2014(m)(bb)	27.22	0.03		11.28	—	11.31	(0.03)	—	—	(0.03)	38.50	41.55	39.21
Ultra Dow30SM
Six Months ended November 30, 2018 (Unaudited)	42.33	0.20		3.40	—	3.60	(0.18)	—	—	(0.18)	45.75	8.51	8.39
Year ended May 31, 2018(gg)	31.66	0.32		10.63	—	10.95	(0.28)	—	—	(0.28)	42.33	34.72	34.67
Year ended May 31, 2017(gg)	22.43	0.29		9.24	—	9.53	(0.30)	—	—	(0.30)	31.66	42.77	42.95
Year ended May 31, 2016(gg)	23.05	0.28		(0.62)	—	(0.34)	(0.28)	—	—	(0.28)	22.43	(1.36)	(1.46)
Year ended May 31, 2015(s)(gg)	19.68	0.22		3.36	—	3.58	(0.21)	—	—	(0.21)	23.05	18.30	18.37
Year ended May 31, 2014(s)(gg)	15.85	0.11		3.81	—	3.92	(0.09)	—	—	(0.09)	19.68	24.86	24.66

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Services
Six Months ended November 30, 2018 (Unaudited)	1.27%	0.95%	(0.31)%	0.01%	$21,536	6%
Year ended May 31, 2018	1.47	0.95	(0.38)	0.14	23,856	8
Year ended May 31, 2017(bb)	1.45	0.95	(0.29)	0.20	21,184	5
Year ended May 31, 2016(bb)	1.48	0.95	(0.37)	0.16	23,819	11
Year ended May 31, 2015(bb)	1.40	0.95	(0.27)	0.18	37,308	54
Year ended May 31, 2014(m)(bb)	1.57	0.95	(0.52)	0.10	23,101	3
Ultra Dow30SM
Six Months ended November 30, 2018 (Unaudited)	0.96	0.95	0.86	0.87	398,054	42
Year ended May 31, 2018(gg)	0.96	0.95	0.80	0.81	421,225	6
Year ended May 31, 2017(gg)	0.98	0.95	1.06	1.09	313,391	9
Year ended May 31, 2016(gg)	1.00	0.95	1.25	1.30	245,631	6
Year ended May 31, 2015(s)(gg)	0.98	0.95	0.97	1.01	318,072	9
Year ended May 31, 2014(s)(gg)	0.99	0.95	0.57	0.61	301,040	15

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 267

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Financials
Six Months ended November 30, 2018 (Unaudited)	$41.06	$0.21	$(0.05	)(i)	$—		$0.16	$(0.19)	$—	$—	$(0.19)	$41.03	0.36%	0.32%
Year ended May 31, 2018(gg)	31.67	0.34	9.31		—		9.65	(0.26)	—	—	(0.26)	41.06	30.49	30.49
Year ended May 31, 2017(gg)	23.58	0.22	8.07		—		8.29	(0.20)	—	—	(0.20)	31.67	35.28	35.23
Year ended May 31, 2016(gg)	24.92	0.20	(1.34)		—		(1.14)	(0.20)	—	—	(0.20)	23.58	(4.52)	(4.57)
Year ended May 31, 2015(s)(gg)	20.23	0.14	4.69		—		4.83	(0.14)	—	—	(0.14)	24.92	23.89	23.98
Year ended May 31, 2014(s)(gg)	16.04	0.09	4.18		—		4.27	(0.08)	—	—	(0.08)	20.23	26.73	26.68
Ultra FTSE China 50
Six Months ended November 30, 2018 (Unaudited)	82.45	0.18	(17.19)		—		(17.01)	—	—	—	—	65.44	(20.63)	(20.34)
Year ended May 31, 2018	61.80	(0.24)	20.89		—		20.65	—	—	—	—	82.45	33.41	32.72
Year ended May 31, 2017	42.46	(0.36)	19.70		—		19.34	—	—	—	—	61.80	45.55	46.39
Year ended May 31, 2016	92.53	(0.47)	(49.60)		—		(50.07)	—	—	—	—	42.46	(54.12)	(54.26)
Year ended May 31, 2015	52.45	(0.65)	40.72		0.01		40.08	—	—	—	—	92.53	76.43	77.23
Year ended May 31, 2014	49.01	(0.47)	3.91		—	(h)	3.44	—	—	—	—	52.45	7.03	6.76

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Financials
Six Months ended November 30, 2018 (Unaudited)	0.95%	0.95%	0.99%	0.99%	$810,618	2%
Year ended May 31, 2018(gg)	0.95	0.95	0.86	0.86	883,120	3
Year ended May 31, 2017(gg)	0.95	0.95	0.77	0.77	771,465	3
Year ended May 31, 2016(gg)	0.97	0.95	0.85	0.87	691,190	15
Year ended May 31, 2015(s)(gg)	0.96	0.95	0.61	0.62	823,692	7
Year ended May 31, 2014(s)(gg)	0.97	0.95	0.47	0.48	805,284	3
Ultra FTSE China 50
Six Months ended November 30, 2018 (Unaudited)	1.19	0.95	0.29	0.53	27,813	—
Year ended May 31, 2018	1.11	0.95	(0.46)	(0.30)	43,285	—
Year ended May 31, 2017	1.18	0.95	(0.93)	(0.70)	43,259	—
Year ended May 31, 2016	1.30	0.95	(1.22)	(0.87)	19,105	—
Year ended May 31, 2015	1.16	0.95	(1.13)	(0.92)	74,026	—
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.93)	41,960	—
See accompanying notes to the financial statements.

268 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE Europe
Six Months ended November 30, 2018 (Unaudited)	$55.05	$0.12	$(11.20)	$—	$(11.08)	$—	$—	$—	$—	$43.97	(20.13)%	(19.76)%
Year ended May 31, 2018	51.03	(0.09)	4.11	—	4.02	—	—	—	—	55.05	7.88	9.22
Year ended May 31, 2017	39.03	(0.26)	12.26	—	12.00	—	—	—	—	51.03	30.75	30.10
Year ended May 31, 2016	50.16	(0.37)	(10.76)	—	(11.13)	—	—	—	—	39.03	(22.20)	(21.86)
Year ended May 31, 2015	56.07	(0.46)	(5.47)	0.02	(5.91)	—	—	—	—	50.16	(10.53)	(10.87)
Year ended May 31, 2014	37.32	(0.45)	19.16	0.04	18.75	—	—	—	—	56.07	50.25	50.35
Ultra Gold Miners
Six Months ended November 30, 2018 (Unaudited)	37.50	(0.12)	(11.42)	—	(11.54)	—	—	—	—	25.96	(30.77)	(31.14)
Year ended May 31, 2018	41.24	(0.07)	(3.67)	—	(3.74)	—	—	—	—	37.50	(9.08)	(9.30)
Year ended May 31, 2017	49.61	(0.37)	(8.00)	—	(8.37)	—	—	—	—	41.24	(16.87)	(16.74)
Year ended May 31, 2016(u)	49.39	(0.25)	0.47	—	0.22	—	—	—	—	49.61	0.45	0.65
February 12, 2015* through May 31, 2015(u)	60.00	(0.14)	(10.47)	—	(10.61)	—	—	—	—	49.39	(17.68)	(17.90)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Six Months ended November 30, 2018 (Unaudited)	1.55%	0.95%	(0.14)%	0.45%	$6,595	—%
Year ended May 31, 2018	1.37	0.95	(0.58)	(0.16)	11,010	—
Year ended May 31, 2017	1.58	0.95	(1.28)	(0.65)	12,758	—
Year ended May 31, 2016	1.29	0.95	(1.23)	(0.89)	10,733	—
Year ended May 31, 2015	1.25	0.95	(1.24)	(0.93)	42,639	—
Year ended May 31, 2014	1.34	0.95	(1.34)	(0.95)	28,035	—
Ultra Gold Miners
Six Months ended November 30, 2018 (Unaudited)	2.07	0.95	(1.92)	(0.79)	7,788	—
Year ended May 31, 2018	1.66	0.95	(0.89)	(0.18)	9,374	79
Year ended May 31, 2017	1.66	0.95	(1.43)	(0.72)	12,372	7
Year ended May 31, 2016(u)	2.85	0.95	(2.59)	(0.69)	7,440	92
February 12, 2015* through May 31, 2015(u)	4.40	0.95	(4.39)	(0.94)	1,646	18

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 269

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Six Months ended November 30, 2018 (Unaudited)	$87.26	$0.25	$24.77	$—	$25.02	$(0.10)	$—	$—	$(0.10)	$112.18	28.69%	28.58%
Year ended May 31, 2018	72.92	0.35	14.16	—	14.51	(0.17)	—	—	(0.17)	87.26	19.90	20.43
Year ended May 31, 2017	63.33	0.10	9.52	—	9.62	(0.03)	—	—	(0.03)	72.92	15.19	14.65
Year ended May 31, 2016	74.54	0.08	(10.66)	—	(10.58)	(0.63)	—	—	(0.63)	63.33	(14.22)	(14.64)
Year ended May 31, 2015(s)	46.63	0.09	27.94	—	28.03	(0.12)	—	—	(0.12)	74.54	60.18	61.20
Year ended May 31, 2014(m)(s)	30.68	0.08	15.97	—	16.05	(0.10)	—	—	(0.10)	46.63	52.43	52.08
Ultra High Yield
Six Months ended November 30, 2018 (Unaudited)	63.95	0.99	(0.89)	—	0.10	(0.94)	—	—	(0.94)	63.11	0.10	3.39
Year ended May 31, 2018	65.06	1.82	(1.11)	—	0.71	(1.82)	—	—	(1.82)	63.95	1.09	1.58
Year ended May 31, 2017	54.19	1.64	10.63	—	12.27	(1.40)	—	—	(1.40)	65.06	22.94	12.81
Year ended May 31, 2016	60.00	1.75	(5.89)	—	(4.14)	(1.67)	—	—	(1.67)	54.19	(6.75)	0.34
Year ended May 31, 2015	60.36	0.82	(0.68)	—	0.14	(0.50)	—	—	(0.50)	60.00	0.25	0.61
Year ended May 31, 2014	51.92	(0.18)	8.61	0.01	8.44	—	—	—	—	60.36	16.25	14.75

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Health Care
Six Months ended November 30, 2018 (Unaudited)	1.03%	0.95%	0.41%	0.49%	$151,447	5%
Year ended May 31, 2018	1.06	0.95	0.29	0.40	89,443	6
Year ended May 31, 2017	1.09	0.95	0.02	0.16	82,030	5
Year ended May 31, 2016	1.06	0.95	— (k)	0.11	87,073	19
Year ended May 31, 2015(s)	1.03	0.95	0.06	0.14	231,069	22
Year ended May 31, 2014(m)(s)	1.11	0.95	0.06	0.22	97,928	7
Ultra High Yield
Six Months ended November 30, 2018 (Unaudited)	5.33	0.95	(1.33)	3.05	3,155	1
Year ended May 31, 2018	5.35	0.95	(1.61)	2.79	3,198	—
Year ended May 31, 2017	7.46	0.95	(3.81)	2.70	3,253	—
Year ended May 31, 2016	8.37	0.95	(4.13)	3.29	1,355	12
Year ended May 31, 2015	5.91	0.95	(3.58)	1.38	3,000	387
Year ended May 31, 2014	6.25	0.95	(5.63)	(0.33)	3,018	47

See accompanying notes to the financial statements.

270 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Industrials
Six Months ended November 30, 2018 (Unaudited)	$70.38	$0.18	$(3.97)		$—	$(3.79)	$(0.02)	$—	$—	$(0.02)	$66.57	(5.39)%	(5.94)%
Year ended May 31, 2018	56.64	0.29	13.60		—	13.89	(0.15)	—	—	(0.15)	70.38	24.50	24.44
Year ended May 31, 2017(y)	39.89	0.23	16.69		—	16.92	(0.17)	—	—	(0.17)	56.64	42.48	42.80
Year ended May 31, 2016(y)	39.54	0.21	0.31	(i)	—	0.52	(0.17)	—	—	(0.17)	39.89	1.34	1.44
Year ended May 31, 2015(y)	35.81	0.24	3.65		—	3.89	(0.16)	—	—	(0.16)	39.54	10.90	10.89
Year ended May 31, 2014(y)	24.30	0.11	11.47		—	11.58	(0.07)	—	—	(0.07)	35.81	47.71	46.54
Ultra MidCap400
Six Months ended November 30, 2018 (Unaudited)	42.46	0.09	(3.41)		—	(3.32)	(0.08)	—	—	(0.08)	39.06	(7.85)	(7.77)
Year ended May 31, 2018(gg)	33.70	0.15	8.71		—	8.86	(0.10)	—	—	(0.10)	42.46	26.30	26.46
Year ended May 31, 2017(gg)	25.54	0.10	8.18		—	8.28	(0.12)	—	—	(0.12)	33.70	32.49	32.44
Year ended May 31, 2016(gg)	27.02	0.11	(1.52)		—	(1.41)	(0.07)	—	—	(0.07)	25.54	(5.21)	(5.06)
Year ended May 31, 2015(gg)	22.12	0.05	4.85	(i)	—	4.90	—	—	—	—	27.02	22.16	22.09
Year ended May 31, 2014(o)(gg)	16.54	(0.01)	5.59	(i)	—	5.58	—	—	—	—	22.12	33.70	33.71

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Industrials
Six Months ended November 30, 2018 (Unaudited)	1.37%	0.95%	0.07%	0.48%	$18,306	3%
Year ended May 31, 2018	1.40	0.95	(0.03)	0.43	26,392	6
Year ended May 31, 2017(y)	1.51	0.95	(0.06)	0.50	21,242	6
Year ended May 31, 2016(y)	1.63	0.95	(0.09)	0.58	17,952	34
Year ended May 31, 2015(y)	1.32	0.95	0.26	0.64	35,589	23
Year ended May 31, 2014(y)	1.47	0.95	(0.15)	0.37	32,230	27
Ultra MidCap400
Six Months ended November 30, 2018 (Unaudited)	1.01	0.95	0.37	0.43	143,537	11
Year ended May 31, 2018(gg)	1.02	0.95	0.32	0.39	153,913	42
Year ended May 31, 2017(gg)	1.02	0.95	0.26	0.33	113,728	40
Year ended May 31, 2016(gg)	1.06	0.95	0.33	0.44	143,635	38
Year ended May 31, 2015(gg)	0.96	0.95	0.20	0.21	143,864	56
Year ended May 31, 2014(o)(gg)	0.95	0.95	(0.05)	(0.05)	159,236	358

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 271

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Brazil Capped
Six Months ended November 30, 2018 (Unaudited)	$57.70	$0.13	$9.54	$—	$9.67	$—	$—	$—	$—	$67.37	16.75%	15.00%
Year ended May 31, 2018	59.23	(0.07)	(1.46)	—	(1.53)	—	—	—	—	57.70	(2.59)	(1.67)
Year ended May 31, 2017	34.78	(0.44)	24.89	—	24.45	—	—	—	—	59.23	70.32	70.47
Year ended May 31, 2016(u)	63.69	(0.31)	(28.60)	—	(28.91)	—	—	—	—	34.78	(45.40)	(45.47)
Year ended May 31, 2015(u)	142.15	(0.93)	(77.53)	—	(78.46)	—	—	—	—	63.69	(55.19)	(56.87)
Year ended May 31, 2014(u)	171.26	(1.27)	(27.86)	0.02	(29.11)	—	—	—	—	142.15	(17.00)	(13.81)
Ultra MSCI EAFE
Six Months ended November 30, 2018 (Unaudited)	41.92	0.06	(7.46)	—	(7.40)	—	—	—	—	34.52	(17.66)	(17.06)
Year ended May 31, 2018(gg)	37.71	(0.09)	4.30	—	4.21	—	—	—	—	41.92	11.17	11.29
Year ended May 31, 2017(gg)	28.88	(0.19)	9.02	—	8.83	—	—	—	—	37.71	30.58	30.53
Year ended May 31, 2016(gg)	37.59	(0.23)	(8.48)	—	(8.71)	—	—	—	—	28.88	(23.18)	(25.17)
Year ended May 31, 2015(gg)	39.58	(0.34)	(1.65)	—	(1.99)	—	—	—	—	37.59	(5.02)	(2.72)
Year ended May 31, 2014(gg)	29.08	(0.33)	10.81	0.02	10.50	—	—	—	—	39.58	36.09	31.08

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Brazil Capped
Six Months ended November 30, 2018 (Unaudited)	1.60%	0.95%	(0.20)%	0.45%	$7,852	—%
Year ended May 31, 2018	1.26	0.95	(0.40)	(0.09)	9,611	—
Year ended May 31, 2017	1.22	0.95	(1.00)	(0.73)	18,751	—
Year ended May 31, 2016(u)	2.36	0.95	(2.23)	(0.82)	14,487	—
Year ended May 31, 2015(u)	2.03	0.95	(2.00)	(0.92)	7,430	—
Year ended May 31, 2014(u)	2.30	0.95	(2.29)	(0.94)	7,105	—
Ultra MSCI EAFE
Six Months ended November 30, 2018 (Unaudited)	1.54	0.95	(0.27)	0.31	6,904	—
Year ended May 31, 2018(gg)	1.35	0.95	(0.62)	(0.22)	11,528	—
Year ended May 31, 2017(gg)	1.19	0.95	(0.91)	(0.67)	11,312	—
Year ended May 31, 2016(gg)	1.25	0.95	(1.08)	(0.78)	93,124	—
Year ended May 31, 2015(gg)	1.23	0.95	(1.21)	(0.93)	16,915	—
Year ended May 31, 2014(gg)	1.47	0.95	(1.46)	(0.94)	47,493	—

See accompanying notes to the financial statements.

272 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Emerging Markets
Six Months ended November 30, 2018 (Unaudited)	$85.50	$0.25	$(18.60)	$—		$(18.35)	$—	$—	$—	$—	$67.15	(21.46)%	(21.62)%
Year ended May 31, 2018	70.55	(0.11)	15.06	—		14.95	—	—	—	—	85.50	21.20	21.43
Year ended May 31, 2017	46.15	(0.39)	24.79	—		24.40	—	—	—	—	70.55	52.87	52.93
Year ended May 31, 2016	72.71	(0.42)	(26.14)	—		(26.56)	—	—	—	—	46.15	(36.53)	(36.83)
Year ended May 31, 2015	77.41	(0.71)	(3.99)	—	(h)	(4.70)	—	—	—	—	72.71	(6.07)	(6.17)
Year ended May 31, 2014	73.02	(0.66)	5.04	0.01		4.39	—	—	—	—	77.41	6.01	6.37
Ultra MSCI Japan
Six Months ended November 30, 2018 (Unaudited)	41.94	0.06	(6.61)	—		(6.55)	—	—	—	—	35.39	(15.62)	(15.35)
Year ended May 31, 2018(gg)	34.24	(0.10)	7.80	—		7.70	—	—	—	—	41.94	22.51	22.82
Year ended May 31, 2017(gg)	26.70	(0.22)	7.76	—		7.54	—	—	—	—	34.24	28.21	27.40
Year ended May 31, 2016(gg)	34.14	(0.26)	(7.18)	—		(7.44)	—	—	—	—	26.70	(21.80)	(21.40)
Year ended May 31, 2015(gg)	27.13	(0.27)	7.28	—		7.01	—	—	—	—	34.14	25.84	26.03
Year ended May 31, 2014(gg)	24.45	(0.25)	2.91	0.02		2.68	—	—	—	—	27.13	10.96	10.41

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Emerging Markets
Six Months ended November 30, 2018 (Unaudited)	1.14%	0.95%	0.47%	0.66%	$23,503	—%
Year ended May 31, 2018	1.06	0.95	(0.23)	(0.13)	51,299	—
Year ended May 31, 2017	1.19	0.95	(0.92)	(0.68)	29,982	—
Year ended May 31, 2016	1.35	0.95	(1.23)	(0.83)	26,534	—
Year ended May 31, 2015	1.20	0.95	(1.17)	(0.92)	47,259	—
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.94)	42,575	—
Ultra MSCI Japan
Six Months ended November 30, 2018 (Unaudited)	1.67	0.95	(0.39)	0.33	6,193	—
Year ended May 31, 2018(gg)	1.42	0.95	(0.71)	(0.25)	9,437	—
Year ended May 31, 2017(gg)	1.52	0.95	(1.31)	(0.74)	10,271	—
Year ended May 31, 2016(gg)	1.46	0.95	(1.39)	(0.88)	10,013	—
Year ended May 31, 2015(gg)	1.27	0.95	(1.25)	(0.93)	25,607	—
Year ended May 31, 2014(gg)	1.22	0.95	(1.20)	(0.93)	28,489	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 273

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2018 (Unaudited)	$55.88	$(0.10)	$(1.26)		$—	$(1.36)	$—	$—	$—	$—	$54.52	(2.44)%	(2.65)%
Year ended May 31, 2018	45.61	(0.21)	10.48		—	10.27	—	—	—	—	55.88	22.54	22.71
Year ended May 31, 2017	46.29	(0.20)	(0.48	)(i)	—	(0.68)	—	—	—	—	45.61	(1.48)	(1.62)
Year ended May 31, 2016	88.62	(0.44)	(41.89)		—	(42.33)	—	—	—	—	46.29	(47.77)	(47.74)
Year ended May 31, 2015(s)	40.37	(0.47)	48.72		—	48.25	—	—	—	—	88.62	119.54	119.46
Year ended May 31, 2014(o)(s)	24.35	(0.27)	16.29		—	16.02	—	—	—	—	40.37	65.81	65.58
Ultra Oil & Gas
Six Months ended November 30, 2018 (Unaudited)	43.32	0.26	(11.71)		—	(11.45)	(0.27)	—	—	(0.27)	31.60	(26.59)	(26.53)
Year ended May 31, 2018	32.18	0.68	11.16		—	11.84	(0.70)	—	—	(0.70)	43.32	37.30	37.33
Year ended May 31, 2017	35.59	0.43	(3.38)		—	(2.95)	(0.46)	—	—	(0.46)	32.18	(8.49)	(8.54)
Year ended May 31, 2016	52.04	0.62	(16.65)		—	(16.03)	(0.42)	—	—	(0.42)	35.59	(30.79)	(30.78)
Year ended May 31, 2015	79.94	0.71	(28.06)		—	(27.35)	(0.55)	—	—	(0.55)	52.04	(34.31)	(33.64)
Year ended May 31, 2014	56.94	0.32	22.94		—	23.26	(0.26)	—	—	(0.26)	79.94	40.97	39.51

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2018 (Unaudited)	1.05%	0.95%	(0.42)%	(0.33)%	$316,224	5%
Year ended May 31, 2018	1.04	0.95	(0.46)	(0.37)	363,252	25
Year ended May 31, 2017	1.04	0.95	(0.54)	(0.45)	342,040	28
Year ended May 31, 2016	1.04	0.95	(0.77)	(0.68)	483,734	59
Year ended May 31, 2015(s)	1.04	0.95	(0.81)	(0.72)	979,243	41
Year ended May 31, 2014(o)(s)	1.08	0.95	(0.88)	(0.75)	331,007	26
Ultra Oil & Gas
Six Months ended November 30, 2018 (Unaudited)	1.06	0.95	1.20	1.31	92,424	3
Year ended May 31, 2018	1.04	0.95	1.83	1.92	126,699	14
Year ended May 31, 2017	1.04	0.95	1.03	1.12	127,915	5
Year ended May 31, 2016	1.08	0.95	1.69	1.82	148,605	15
Year ended May 31, 2015	1.06	0.95	1.04	1.14	165,228	15
Year ended May 31, 2014	1.05	0.95	0.40	0.50	149,880	29

See accompanying notes to the financial statements.

274 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ
Six Months ended November 30, 2018 (Unaudited)	$84.91	$(0.01)	$(3.02)		$—	$(3.03)	$—	$—	$—	$—	$81.88	(3.57)%	(3.73)%
Year ended May 31, 2018(dd)	60.76	(0.02)	24.17		—	24.15	— (h)	—	—	— (h)	84.91	39.75	39.85
Year ended May 31, 2017(dd)	37.52	0.02	23.28		—	23.30	(0.06)	—	—	(0.06)	60.76	62.19	62.47
Year ended May 31, 2016(dd)	38.50	0.07	(0.98)		—	(0.91)	(0.07)	—	—	(0.07)	37.52	(2.40)	(2.63)
Year ended May 31, 2015(s)(dd)	26.81	0.02	11.75		—	11.77	(0.08)	—	—	(0.08)	38.50	44.02	44.22
Year ended May 31, 2014(s)(dd)	17.18	0.04	9.59		—	9.63	—	—	—	—	26.81	56.05	55.78
Ultra Real Estate
Six Months ended November 30, 2018 (Unaudited)	61.06	0.68	5.79		—	6.47	(0.41)	—	—	(0.41)	67.12	10.65	10.64
Year ended May 31, 2018(dd)	60.63	1.06	(0.01	)(i)	—	1.05	(0.62)	—	—	(0.62)	61.06	1.68	1.64
Year ended May 31, 2017(dd)	57.08	0.56	3.39		—	3.95	(0.40)	—	—	(0.40)	60.63	6.97	6.90
Year ended May 31, 2016(dd)	50.82	0.74	6.09		—	6.83	(0.57)	—	—	(0.57)	57.08	13.58	13.61
Year ended May 31, 2015(dd)	44.36	0.57	6.38		—	6.95	(0.49)	—	—	(0.49)	50.82	15.69	15.70
Year ended May 31, 2014(dd)	39.27	0.55	5.05		—	5.60	(0.51)	—	—	(0.51)	44.36	14.58	14.42

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions		Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra QQQ
Six Months ended November 30, 2018 (Unaudited)	0.99%	0.95%	(0.06)%		(0.02)%	$1,834,102	2%
Year ended May 31, 2018(dd)	0.99	0.95	(0.07)		(0.03)	1,783,133	2
Year ended May 31, 2017(dd)	1.00	0.95	—	(k)	0.05	1,257,752	4
Year ended May 31, 2016(dd)	1.01	0.95	0.12		0.18	874,130	10
Year ended May 31, 2015(s)(dd)	1.01	0.95	—	(k)	0.06	1,028,076	8
Year ended May 31, 2014(s)(dd)	1.02	0.95	0.11		0.19	723,842	9
Ultra Real Estate
Six Months ended November 30, 2018 (Unaudited)	1.03	0.95	1.99		2.07	138,185	5
Year ended May 31, 2018(dd)	1.03	0.95	1.63		1.71	131,803	4
Year ended May 31, 2017(dd)	1.01	0.95	0.88		0.94	167,258	5
Year ended May 31, 2016(dd)	1.02	0.95	1.41		1.48	203,143	16
Year ended May 31, 2015(dd)	1.00	0.95	1.09		1.13	252,012	14
Year ended May 31, 2014(dd)	1.00	0.95	1.44		1.49	308,713	84

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 275

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000
Six Months ended November 30, 2018 (Unaudited)	$78.80	$0.12	$(10.63)	$—	$(10.51)	$(0.03)	$—	$—	$(0.03)	$68.26	(13.34)%	(13.34)%
Year ended May 31, 2018(dd)	56.48	0.12	22.28	—	22.40	(0.08)	—	—	(0.08)	78.80	39.66	39.78
Year ended May 31, 2017(dd)	40.59	0.10	15.93	—	16.03	(0.14)	—	—	(0.14)	56.48	39.55	39.58
Year ended May 31, 2016(dd)	48.22	0.10	(7.63)	—	(7.53)	(0.10)	—	—	(0.10)	40.59	(15.63)	(15.51)
Year ended May 31, 2015(dd)	40.24	0.06	7.98 (i)	—	8.04	(0.06)	—	—	(0.06)	48.22	20.00	19.79
Year ended May 31, 2014(dd)	30.51	(0.05)	9.78	—	9.73	—	—	—	—	40.24	31.90	32.11
Ultra S&P500®
Six Months ended November 30, 2018 (Unaudited)	110.39	0.47	2.86	—	3.33	(0.31)	—	—	(0.31)	113.41	3.00	2.76
Year ended May 31, 2018	88.61	0.74	21.53	—	22.27	(0.49)	—	—	(0.49)	110.39	25.17	25.13
Year ended May 31, 2017	66.35	0.48	22.11	—	22.59	(0.33)	—	—	(0.33)	88.61	34.15	34.37
Year ended May 31, 2016	67.38	0.58	(1.20)	—	(0.62)	(0.41)	—	—	(0.41)	66.35	(0.89)	(1.02)
Year ended May 31, 2015(s)	55.70	0.53	11.47	—	12.00	(0.32)	—	—	(0.32)	67.38	21.58	21.64
Year ended May 31, 2014(s)	39.60	0.24	15.99	—	16.23	(0.13)	—	—	(0.13)	55.70	41.09	40.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell2000
Six Months ended November 30, 2018 (Unaudited)	1.23%	0.95%	0.01%	0.29%	$180,883	17%
Year ended May 31, 2018(dd)	1.37	0.95	(0.24)	0.18	263,967	15
Year ended May 31, 2017(dd)	1.29	0.95	(0.14)	0.21	158,157	62
Year ended May 31, 2016(dd)	1.18	0.95	0.02	0.25	166,404	37
Year ended May 31, 2015(dd)	1.09	0.95	0.01	0.14	207,359	179
Year ended May 31, 2014(dd)	1.06	0.95	(0.24)	(0.13)	211,267	266
Ultra S&P500®
Six Months ended November 30, 2018 (Unaudited)	0.89	0.89	0.80	0.80	2,506,285	4
Year ended May 31, 2018	0.90	0.90	0.72	0.72	2,340,284	3
Year ended May 31, 2017	0.90	0.90	0.63	0.63	1,860,832	4
Year ended May 31, 2016	0.90	0.90	0.94	0.94	1,499,470	7
Year ended May 31, 2015(s)	0.89	0.89	0.86	0.86	1,923,779	31
Year ended May 31, 2014(s)	0.89	0.89	0.50	0.50	2,389,554	4
See accompanying notes to the financial statements.

276 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Semiconductors
Six Months ended November 30, 2018 (Unaudited)	$49.14	$0.17	$(14.44)	$—	$(14.27)	$(0.10)	$—	$—	$(0.10)	$34.77	(29.08)%	(29.44)%
Year ended May 31, 2018(gg)	30.00	0.26	19.03	—	19.29	(0.15)	—	—	(0.15)	49.14	64.38	64.91
Year ended May 31, 2017(bb)(gg)	14.64	0.14	15.33	—	15.47	(0.11)	—	—	(0.11)	30.00	106.03	105.09
Year ended May 31, 2016(bb)(gg)	17.21	0.10	(2.60)	—	(2.50)	(0.07)	—	—	(0.07)	14.64	(14.53)	(14.28)
Year ended May 31, 2015(bb)(gg)	10.81	0.09	6.45	—	6.54	(0.14)	—	—	(0.14)	17.21	60.68	61.09
Year ended May 31, 2014(bb)(gg)	7.06	0.05	3.77	—	3.82	(0.07)	—	—	(0.07)	10.81	54.33	53.24
Ultra SmallCap600
Six Months ended November 30, 2018 (Unaudited)	113.63	0.15	(11.66)	—	(11.51)	(0.01)	—	—	(0.01)	102.11	(10.13)	(11.09)
Year ended May 31, 2018	79.08	0.07	34.48	—	34.55	—	—	—	—	113.63	43.68	44.31
Year ended May 31, 2017	57.71	(0.02)	21.45	—	21.43	(0.06)	—	—	(0.06)	79.08	37.12	37.54
Year ended May 31, 2016	60.00	0.07	(2.31)	—	(2.24)	(0.05)	—	—	(0.05)	57.71	(3.71)	(4.16)
Year ended May 31, 2015(s)	50.67	0.03	9.30	—	9.33	—	—	—	—	60.00	18.40	18.93
Year ended May 31, 2014(s)	36.61	(0.19)	14.25	—	14.06	—	—	—	—	50.67	38.43	37.53

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Semiconductors
Six Months ended November 30, 2018 (Unaudited)	1.10%	0.95%	0.65%	0.80%	$45,207	22%
Year ended May 31, 2018(gg)	1.09	0.95	0.51	0.65	79,845	18
Year ended May 31, 2017(bb)(gg)	1.25	0.95	0.36	0.66	45,003	24
Year ended May 31, 2016(bb)(gg)	1.47	0.95	0.23	0.75	24,150	54
Year ended May 31, 2015(bb)(gg)	1.26	0.95	0.35	0.67	38,713	50
Year ended May 31, 2014(bb)(gg)	1.36	0.95	0.25	0.65	29,174	31
Ultra SmallCap600
Six Months ended November 30, 2018 (Unaudited)	1.32	0.95	(0.11)	0.25	28,081	10
Year ended May 31, 2018	1.53	0.95	(0.50)	0.08	28,407	17
Year ended May 31, 2017	1.48	0.95	(0.55)	(0.02)	23,724	20
Year ended May 31, 2016	1.81	0.95	(0.72)	0.13	18,756	26
Year ended May 31, 2015(s)	1.44	0.95	(0.44)	0.05	20,999	17
Year ended May 31, 2014(s)	1.79	0.95	(1.26)	(0.42)	22,803	16

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 277

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Technology
Six Months ended November 30, 2018 (Unaudited)	$105.24	$0.09		$(10.41)	$—	$(10.32)	$(0.05)	$—	$—	$(0.05)	$94.87	(9.82)%	(10.07)%
Year ended May 31, 2018(dd)	69.52	0.14		35.69	—	35.83	(0.11)	—	—	(0.11)	105.24	51.57	51.56
Year ended May 31, 2017(dd)	39.42	—	(h)	30.15	—	30.15	(0.05)	—	—	(0.05)	69.52	76.56	76.97
Year ended May 31, 2016(dd)	41.68	0.10		(2.27)	—	(2.17)	(0.09)	—	—	(0.09)	39.42	(5.23)	(5.31)
Year ended May 31, 2015(s)(dd)	31.03	0.07		10.67	—	10.74	(0.09)	—	—	(0.09)	41.68	34.66	34.51
Year ended May 31, 2014(s)(dd)	20.64	0.05		10.36	—	10.41	(0.02)	—	—	(0.02)	31.03	50.41	50.34
Ultra Telecommunications
Six Months ended November 30, 2018 (Unaudited)	35.66	0.39		4.46	—	4.85	(0.03)	—	—	(0.03)	40.48	13.61	2.21
Year ended May 31, 2018	52.69	0.52		(16.91)	—	(16.39)	(0.64)	—	—	(0.64)	35.66	(31.38)	(27.70)
Year ended May 31, 2017(bb)	50.10	0.48		2.65 (i)	—	3.13	(0.54)	—	—	(0.54)	52.69	6.29	7.03
Year ended May 31, 2016(bb)	46.36	0.34		3.94	—	4.28	(0.40)	—	(0.14)	(0.54)	50.10	9.40	9.32
Year ended May 31, 2015(bb)	46.28	0.57		(0.01)	—	0.56	(0.48)	—	—	(0.48)	46.36	1.19	4.28
Year ended May 31, 2014(bb)	34.54	0.41		11.75	—	12.16	(0.42)	—	—	(0.42)	46.28	35.51	28.00

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Technology
Six Months ended November 30, 2018 (Unaudited)	0.97%	0.95%	0.15%	0.17%	$298,833	4%
Year ended May 31, 2018(dd)	1.00	0.95	0.12	0.17	342,018	5
Year ended May 31, 2017(dd)	1.04	0.95	(0.08)	0.01	229,402	16
Year ended May 31, 2016(dd)	1.08	0.95	0.12	0.25	102,485	8
Year ended May 31, 2015(s)(dd)	1.04	0.95	0.10	0.19	166,731	14
Year ended May 31, 2014(s)(dd)	1.07	0.95	0.07	0.18	148,937	44
Ultra Telecommunications
Six Months ended November 30, 2018 (Unaudited)	5.59	0.95	(2.63)	2.01	1,012	155
Year ended May 31, 2018	3.82	0.95	(1.70)	1.16	2,674	106
Year ended May 31, 2017(bb)	2.35	0.95	(0.53)	0.86	5,269	157
Year ended May 31, 2016(bb)	3.51	0.95	(1.77)	0.79	5,010	30
Year ended May 31, 2015(bb)	2.78	0.95	(0.60)	1.23	6,954	158
Year ended May 31, 2014(bb)	2.96	0.95	(1.01)	1.00	6,942	—

See accompanying notes to the financial statements.

278 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Utilities
Six Months ended November 30, 2018 (Unaudited)	$44.68	$0.44	$7.67		$—	$8.11	$(0.54)	$—	$—	$(0.54)	$52.25	18.40%	18.74%
Year ended May 31, 2018	47.88	0.85	(3.33)		—	(2.48)	(0.72)	—	—	(0.72)	44.68	(5.22)	(6.99)
Year ended May 31, 2017(y)	39.34	0.65	8.51		—	9.16	(0.62)	—	—	(0.62)	47.88	23.56	25.81
Year ended May 31, 2016(y)	31.51	0.59	7.90		—	8.49	(0.66)	—	—	(0.66)	39.34	27.56	26.45
Year ended May 31, 2015(y)	28.96	0.63	2.62	(i)	—	3.25	(0.70)	—	—	(0.70)	31.51	11.22	12.38
Year ended May 31, 2014(y)	21.76	0.56	7.12		—	7.68	(0.48)	—	—	(0.48)	28.96	35.94	33.73
UltraPro Dow30SM
Six Months ended November 30, 2018 (Unaudited)	86.71	0.44	9.34		—	9.78	(0.18)	—	—	(0.18)	96.31	11.29	10.95
Year ended May 31, 2018(dd)	57.45	0.61	28.89		—	29.50	(0.24)	—	—	(0.24)	86.71	51.32	51.32
Year ended May 31, 2017(dd)	34.23	0.04	23.27		—	23.31	(0.09)	—	—	(0.09)	57.45	68.22	68.49
Year ended May 31, 2016(dd)	36.49	0.31	(2.44	)(i)	—	(2.13)	(0.13)	—	—	(0.13)	34.23	(5.83)	(6.04)
Year ended May 31, 2015(s)(dd)	29.13	0.20	7.29		—	7.49	(0.13)	—	—	(0.13)	36.49	25.77	25.92
Year ended May 31, 2014(s)(dd)	21.34	0.16	7.75		—	7.91	(0.12)	—	—	(0.12)	29.13	37.17	37.57

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Utilities
Six Months ended November 30, 2018 (Unaudited)	1.63%	0.95%	1.14%	1.83%	$15,676	2%
Year ended May 31, 2018	1.51	0.95	1.26	1.82	12,286	25
Year ended May 31, 2017(y)	1.65	0.95	0.89	1.58	15,562	6
Year ended May 31, 2016(y)	1.60	0.95	1.22	1.86	17,701	10
Year ended May 31, 2015(y)	1.33	0.95	1.61	1.99	33,081	7
Year ended May 31, 2014(y)	1.74	0.95	1.47	2.26	32,585	5
UltraPro Dow30SM
Six Months ended November 30, 2018 (Unaudited)	0.96	0.95	0.90	0.91	534,512	—	(j)
Year ended May 31, 2018(dd)	0.96	0.95	0.71	0.72	576,616	1
Year ended May 31, 2017(dd)	1.02	0.95	0.02	0.09	166,606	3
Year ended May 31, 2016(dd)	1.03	0.95	0.92	1.00	140,323	5
Year ended May 31, 2015(s)(dd)	1.03	0.95	0.53	0.61	109,474	24
Year ended May 31, 2014(s)(dd)	1.07	0.95	0.51	0.63	116,521	7

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 279

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Financial Select Sector
Six Months ended November 30, 2018 (Unaudited)	$90.59	$0.35	$(6.13)	$—	$(5.78)	$(0.17)	$—	$—	$(0.17)	$84.64	(6.40)%	(6.46)%
Year ended May 31, 2018	61.67	0.54	28.62	—	29.16	(0.24)	—	—	(0.24)	90.59	47.25	47.80
Year ended May 31, 2017(bb)	36.90	0.11	24.69	—	24.80	(0.03)	—	—	(0.03)	61.67	67.21	66.20
Year ended May 31, 2016(bb)	43.43	0.21	(6.62)	—	(6.41)	(0.12)	—	—	(0.12)	36.90	(14.79)	(14.88)
Year ended May 31, 2015(bb)	32.37	0.14	11.07	—	11.21	(0.15)	—	—	(0.15)	43.43	34.67	35.99
Year ended May 31, 2014(o)(bb)	23.36	0.17	8.93	—	9.10	(0.09)	—	—	(0.09)	32.37	38.96	35.79
UltraPro MidCap400
Six Months ended November 30, 2018 (Unaudited)	119.18	0.25	(15.86)	—	(15.61)	(0.03)	—	—	(0.03)	103.54	(13.11)	(15.37)
Year ended May 31, 2018	86.45	0.14	32.59	—	32.73	—	—	—	—	119.18	37.87	41.22
Year ended May 31, 2017	58.19	(0.12)	28.39	—	28.27	(0.01)	—	—	(0.01)	86.45	48.57	48.78
Year ended May 31, 2016	65.87	0.08	(7.73)	—	(7.65)	(0.03)	—	—	(0.03)	58.19	(11.61)	(11.44)
Year ended May 31, 2015(s)	49.74	0.06	16.13	—	16.19	(0.06)	—	—	(0.06)	65.87	32.55	32.42
Year ended May 31, 2014(m)(s)	32.66	0.01	17.07	—	17.08	—	—	—	—	49.74	52.31	52.28

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Financial Select Sector
Six Months ended November 30, 2018 (Unaudited)	1.15%	0.95%	0.56%	0.76%	$40,205	1%
Year ended May 31, 2018	1.20	0.95	0.32	0.57	56,619	18
Year ended May 31, 2017(bb)	1.75	0.95	(0.60)	0.19	21,586	30
Year ended May 31, 2016(bb)	2.33	0.95	(0.83)	0.55	9,226	116
Year ended May 31, 2015(bb)	2.01	0.95	(0.68)	0.38	13,030	18
Year ended May 31, 2014(o)(bb)	1.49	0.95	0.07	0.61	29,135	15
UltraPro MidCap400
Six Months ended November 30, 2018 (Unaudited)	1.28	0.95	0.09	0.42	31,061	11
Year ended May 31, 2018	1.28	0.95	(0.19)	0.14	35,754	16
Year ended May 31, 2017	1.26	0.95	(0.47)	(0.16)	36,739	61
Year ended May 31, 2016	1.41	0.95	(0.31)	0.14	27,641	59
Year ended May 31, 2015(s)	1.16	0.95	(0.10)	0.11	49,403	17
Year ended May 31, 2014(m)(s)	1.43	0.95	(0.45)	0.02	44,770	11

See accompanying notes to the financial statements.

280 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Nasdaq Biotechnology
Six Months ended November 30, 2018 (Unaudited)	$32.22	$(0.05)	$(2.45	)(i)	$—	$(2.50)	$—	$—	$—	$—	$29.72	(7.75)%	(7.83)%
Year ended May 31, 2018	25.30	(0.13)	7.05		—	6.92	—	—	—	—	32.22	27.33	27.13
Year ended May 31, 2017	27.95	(0.12)	(2.53	)(i)	—	(2.65)	—	—	—	—	25.30	(9.48)	(9.86)
June 22, 2015* through May 31, 2016(v)	100.00	(0.22)	(71.83)		—	(72.05)	—	—	—	—	27.95	(72.05)	(71.91)
UltraPro QQQ
Six Months ended November 30, 2018 (Unaudited)	55.76	— (h)	(4.88)		—	(4.88)	—	—	—	—	50.88	(8.75)	(9.30)
Year ended May 31, 2018(gg)	35.37	(0.06)	20.45		—	20.39	—	—	—	—	55.76	57.64	57.84
Year ended May 31, 2017(bb)(gg)	17.46	(0.08)	17.99		—	17.91	—	—	—	—	35.37	102.57	103.31
Year ended May 31, 2016(bb)(gg)	19.17	(0.01)	(1.70	)(i)	—	(1.71)	—	—	—	—	17.46	(8.92)	(9.27)
Year ended May 31, 2015(bb)(gg)	11.40	(0.02)	7.80		—	7.78	(0.01)	—	—	(0.01)	19.17	68.23	68.63
Year ended May 31, 2014(o)(bb)(gg)	6.00	0.02	5.38		—	5.40	—	—	—	—	11.40	90.05	89.36

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Nasdaq Biotechnology
Six Months ended November 30, 2018 (Unaudited)	1.34%	0.95%	(0.69)%	(0.30)%	$34,178	5%
Year ended May 31, 2018	1.27	0.95	(0.71)	(0.39)	37,049	51
Year ended May 31, 2017	1.32	0.95	(0.83)	(0.46)	34,158	45
June 22, 2015* through May 31, 2016(v)	1.36	0.95	(1.02)	(0.61)	43,326	128
UltraPro QQQ
Six Months ended November 30, 2018 (Unaudited)	0.98	0.95	(0.02)	0.01	4,337,673	4
Year ended May 31, 2018(gg)	0.98	0.95	(0.15)	(0.12)	3,448,958	2
Year ended May 31, 2017(bb)(gg)	1.00	0.95	(0.41)	(0.36)	1,772,188	16
Year ended May 31, 2016(bb)(gg)	1.01	0.95	(0.13)	(0.07)	1,152,489	35
Year ended May 31, 2015(bb)(gg)	1.01	0.95	(0.20)	(0.14)	1,035,208	9
Year ended May 31, 2014(o)(bb)(gg)	1.04	0.95	0.17	0.26	584,860	11

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 281

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Russell2000
Six Months ended November 30, 2018 (Unaudited)	$95.44	$0.08	$(20.39)		$—	$(20.31)	$—	$—	$—	$—	$75.13	(21.27)%	(21.38)%
Year ended May 31, 2018(dd)	59.65	— (h)	35.79		—	35.79	—	—	—	—	95.44	59.98	60.17
Year ended May 31, 2017(dd)	37.53	(0.12)	22.26		—	22.14	(0.02)	—	—	(0.02)	59.65	59.00	59.15
Year ended May 31, 2016(dd)	51.11	(0.08)	(13.50)		—	(13.58)	—	—	—	—	37.53	(26.57)	(26.51)
Year ended May 31, 2015(dd)	40.07	(0.04)	11.08		—	11.04	—	—	—	—	51.11	27.55	27.25
Year ended May 31, 2014(m)(dd)	27.32	(0.12)	12.87		—	12.75	—	—	—	—	40.07	46.67	46.68
UltraPro S&P500®
Six Months ended November 30, 2018 (Unaudited)	46.32	0.20	1.09		—	1.29	(0.09)	—	—	(0.09)	47.52	2.75	2.28
Year ended May 31, 2018(gg)	34.13	0.18	12.04		—	12.22	(0.03)	—	—	(0.03)	46.32	35.82	35.93
Year ended May 31, 2017(gg)	22.31	(0.06)	11.91		—	11.85	(0.03)	—	—	(0.03)	34.13	53.16	53.44
Year ended May 31, 2016(gg)	23.62	0.12	(1.38	)(i)	—	(1.26)	(0.05)	—	—	(0.05)	22.31	(5.30)	(5.47)
Year ended May 31, 2015(s)(gg)	18.06	0.10	5.53		—	5.63	(0.07)	—	—	(0.07)	23.62	31.19	31.31
Year ended May 31, 2014(m)(s)(gg)	10.97	0.02	7.08		—	7.10	(0.01)	—	—	(0.01)	18.06	64.77	64.26

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Russell2000
Six Months ended November 30, 2018 (Unaudited)	1.41%	0.95%	(0.29)%	0.17%	$120,214	18%
Year ended May 31, 2018(dd)	1.53	0.95	(0.58)	— (k)	152,699	14
Year ended May 31, 2017(dd)	1.58	0.95	(0.86)	(0.23)	113,344	24
Year ended May 31, 2016(dd)	1.47	0.95	(0.73)	(0.20)	93,820	138
Year ended May 31, 2015(dd)	1.24	0.95	(0.37)	(0.08)	107,327	38
Year ended May 31, 2014(m)(dd)	1.27	0.95	(0.62)	(0.30)	188,317	62
UltraPro S&P500®
Six Months ended November 30, 2018 (Unaudited)	0.91	0.91	0.77	0.77	1,515,857	3
Year ended May 31, 2018(gg)	0.92	0.92	0.43	0.43	1,445,225	3
Year ended May 31, 2017(gg)	0.95	0.95	(0.21)	(0.21)	880,462	93
Year ended May 31, 2016(gg)	0.95	0.95	0.57	0.57	689,508	18
Year ended May 31, 2015(s)(gg)	0.95	0.95	0.46	0.46	800,588	6
Year ended May 31, 2014(m)(s)(gg)	0.95	0.95	0.17	0.17	568,904	38

See accompanying notes to the financial statements.

282 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2018 (Unaudited)	$26.61	$0.09	$3.82		$—	$3.91	$(0.05)	$—	$—	$(0.05)	$30.47	14.71%	12.06%
Year ended May 31, 2018	27.43	0.04	(0.86)		—	(0.82)	—	—	—	—	26.61	(3.02)	(1.89)
Year ended May 31, 2017	27.99	(0.16)	(0.40	)(i)	—	(0.56)	—	—	—	—	27.43	(1.99)	(2.05)
Year ended May 31, 2016	40.84	(0.30)	(12.55)		—	(12.85)	—	—	—	—	27.99	(31.46)	(32.21)
Year ended May 31, 2015	62.98	(0.45)	(21.69)		—	(22.14)	—	—	—	—	40.84	(35.15)	(34.35)
Year ended May 31, 2014(l)	77.04	(0.78)	(13.31)		0.03	(14.06)	—	—	—	—	62.98	(18.25)	(17.38)
UltraPro Short Dow30SM
Six Months ended November 30, 2018 (Unaudited)	18.51	0.13	(3.28)		—	(3.15)	(0.10)	—	—	(0.10)	15.26	(17.04)	(16.67)
Year ended May 31, 2018	32.93	0.16	(14.53)		—	(14.37)	(0.05)	—	—	(0.05)	18.51	(43.63)	(43.65)
Year ended May 31, 2017(aa)	60.88	(0.19)	(27.76)		—	(27.95)	—	—	—	—	32.93	(45.92)	(46.03)
Year ended May 31, 2016(aa)	74.16	(0.58)	(12.70)		—	(13.28)	—	—	—	—	60.88	(17.91)	(17.71)
Year ended May 31, 2015(aa)	108.13	(0.79)	(33.18)		—	(33.97)	—	—	—	—	74.16	(31.42)	(31.53)
Year ended May 31, 2014(aa)	168.40	(1.27)	(59.00)		—	(60.27)	—	—	—	—	108.13	(35.79)	(35.63)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2018 (Unaudited)	0.98%	0.95%	0.61%	0.64%	$83,041	—%
Year ended May 31, 2018	0.98	0.95	0.13	0.16	95,117	—
Year ended May 31, 2017	0.99	0.95	(0.63)	(0.59)	84,359	—
Year ended May 31, 2016	1.03	0.95	(0.92)	(0.85)	74,874	—
Year ended May 31, 2015	1.02	0.95	(1.01)	(0.94)	105,155	—
Year ended May 31, 2014(l)	1.02	0.95	(1.02)	(0.95)	111,777	—
UltraPro Short Dow30SM
Six Months ended November 30, 2018 (Unaudited)	0.99	0.95	1.63	1.66	166,116	—
Year ended May 31, 2018	1.00	0.95	0.65	0.70	177,459	—
Year ended May 31, 2017(aa)	0.97	0.95	(0.45)	(0.43)	202,052	—
Year ended May 31, 2016(aa)	1.01	0.95	(0.85)	(0.80)	188,719	—
Year ended May 31, 2015(aa)	1.04	0.95	(0.98)	(0.90)	142,744	—
Year ended May 31, 2014(aa)	1.03	0.95	(1.01)	(0.93)	124,339	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 283

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Financial Select Sector
Six Months ended November 30, 2018 (Unaudited)	$8.02	$0.04	$(0.46)		$—	$(0.42)	$(0.01)	$—	$—	$(0.01)	$7.59	(5.10)%	(3.84)%
Year ended May 31, 2018	15.38	0.02	(7.38)		—	(7.36)	—	—	—	—	8.02	(47.87)	(48.51)
Year ended May 31, 2017(z)	33.45	(0.13)	(17.94)		—	(18.07)	—	—	—	—	15.38	(54.02)	(53.80)
Year ended May 31, 2016(z)	41.86	(0.36)	(8.05	)(i)	—	(8.41)	—	—	—	—	33.45	(20.09)	(22.76)
Year ended May 31, 2015(z)	67.08	(0.48)	(24.74)		—	(25.22)	—	—	—	—	41.86	(37.60)	(35.05)
Year ended May 31, 2014(l)(z)	113.62	(0.78)	(45.76)		—	(46.54)	—	—	—	—	67.08	(40.96)	(40.36)
UltraPro Short MidCap400
Six Months ended November 30, 2018 (Unaudited)	9.01	0.04	0.57		—	0.61	—	—	—	—	9.62	6.69	9.20
Year ended May 31, 2018	14.44	— (h)	(5.43)		—	(5.43)	—	—	—	—	9.01	(37.57)	(37.90)
Year ended May 31, 2017	25.49	(0.10)	(10.95)		—	(11.05)	—	—	—	—	14.44	(43.36)	(44.34)
Year ended May 31, 2016	30.22	(0.27)	(4.46)		—	(4.73)	—	—	—	—	25.49	(15.66)	(15.56)
Year ended May 31, 2015	47.43	(0.36)	(16.85)		—	(17.21)	—	—	—	—	30.22	(36.29)	(36.47)
Year ended May 31, 2014(n)	88.02	(0.57)	(40.02)		—	(40.59)	—	—	—	—	47.43	(46.11)	(45.41)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Financial Select Sector
Six Months ended November 30, 2018 (Unaudited)	6.89%	0.95%	(4.99)%	0.95%	$1,092	—%
Year ended May 31, 2018	6.01	0.95	(4.85)	0.21	751	—
Year ended May 31, 2017(z)	4.99	0.95	(4.67)	(0.63)	2,210	—
Year ended May 31, 2016(z)	3.19	0.95	(3.12)	(0.88)	2,300	—
Year ended May 31, 2015(z)	3.14	0.95	(3.13)	(0.94)	3,924	—
Year ended May 31, 2014(l)(z)	3.59	0.95	(3.59)	(0.95)	4,612	—
UltraPro Short MidCap400
Six Months ended November 30, 2018 (Unaudited)	4.31	0.95	(2.54)	0.81	2,103	—
Year ended May 31, 2018	3.42	0.95	(2.44)	0.03	1,971	—
Year ended May 31, 2017	2.77	0.95	(2.40)	(0.58)	3,157	—
Year ended May 31, 2016	2.73	0.95	(2.60)	(0.82)	4,299	—
Year ended May 31, 2015	2.19	0.95	(2.17)	(0.93)	5,097	—
Year ended May 31, 2014(n)	2.27	0.95	(2.26)	(0.94)	8,001	—
See accompanying notes to the financial statements.

284 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Nasdaq Biotechnology
Six Months ended November 30, 2018 (Unaudited)	$19.06	$0.02	$(2.79)	$—	$(2.77)	$—	$—	$—	$—	$16.29	(14.54)%	(14.20)%
Year ended May 31, 2018(ff)	35.47	(0.08)	(16.33)	—	(16.41)	—	—	—	—	19.06	(46.25)	(46.81)
Year ended May 31, 2017(ff)	53.49	(0.32)	(17.70)	—	(18.02)	—	—	—	—	35.47	(33.68)	(33.11)
June 22, 2015* through May 31, 2016(ff)	40.00	(0.46)	13.95	—	13.49	—	—	—	—	53.49	33.72	33.65
UltraPro Short QQQ
Six Months ended November 30, 2018 (Unaudited)	14.98	0.14	(1.51)	—	(1.37)	(0.11)	—	—	(0.11)	13.50	(9.06)	(8.68)
Year ended May 31, 2018	30.36	0.20	(15.51)	—	(15.31)	(0.07)	—	—	(0.07)	14.98	(50.46)	(50.55)
Year ended May 31, 2017(aa)	70.11	(0.21)	(39.54)	—	(39.75)	—	—	—	—	30.36	(56.70)	(56.83)
Year ended May 31, 2016(aa)	93.02	(0.68)	(22.23)	—	(22.91)	—	—	—	—	70.11	(24.63)	(24.37)
Year ended May 31, 2015(aa)	189.39	(1.17)	(95.20)	—	(96.37)	—	—	—	—	93.02	(50.89)	(50.98)
Year ended May 31, 2014(n)(aa)	433.92	(2.47)	(242.06)	—	(244.53)	—	—	—	—	189.39	(56.35)	(56.31)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Nasdaq Biotechnology
Six Months ended November 30, 2018 (Unaudited)	2.77%	0.95%	(1.51)%	0.31%	$3,258	—%
Year ended May 31, 2018(ff)	2.08	0.95	(1.46)	(0.33)	3,812	—
Year ended May 31, 2017(ff)	1.77	0.95	(1.59)	(0.77)	7,094	—
June 22, 2015* through May 31, 2016(ff)	1.54	0.95	(1.46)	(0.87)	5,349	—
UltraPro Short QQQ
Six Months ended November 30, 2018 (Unaudited)	1.00	0.95	2.03	2.08	581,844	—
Year ended May 31, 2018	1.01	0.95	0.84	0.89	584,899	—
Year ended May 31, 2017(aa)	1.01	0.95	(0.49)	(0.43)	495,886	—
Year ended May 31, 2016(aa)	1.03	0.95	(0.89)	(0.82)	546,807	—
Year ended May 31, 2015(aa)	1.05	0.95	(1.02)	(0.91)	345,302	—
Year ended May 31, 2014(n)(aa)	1.06	0.95	(1.03)	(0.92)	359,802	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 285

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Russell2000
Six Months ended November 30, 2018 (Unaudited)	$25.14	$0.13	$3.08	$—	$3.21	$(0.10)	$—	$—	$(0.10)	$28.25	12.88%	12.94%
Year ended May 31, 2018	48.17	0.16	(23.12)	—	(22.96)	(0.07)	—	—	(0.07)	25.14	(47.68)	(47.68)
Year ended May 31, 2017(aa)	97.53	(0.23)	(49.13)	—	(49.36)	—	—	—	—	48.17	(50.61)	(50.78)
Year ended May 31, 2016(aa)	103.55	(0.93)	(5.09)	—	(6.02)	—	—	—	—	97.53	(5.80)	(5.70)
Year ended May 31, 2015(aa)	167.81	(1.20)	(63.06)	—	(64.26)	—	—	—	—	103.55	(38.30)	(38.05)
Year ended May 31, 2014(n)(aa)	318.04	(1.91)	(148.32)	—	(150.23)	—	—	—	—	167.81	(47.23)	(47.37)
UltraPro Short S&P500®
Six Months ended November 30, 2018 (Unaudited)	40.87	0.37	(4.45)	—	(4.08)	(0.33)	—	—	(0.33)	36.46	(9.93)	(9.44)
Year ended May 31, 2018(ee)	63.81	0.37	(23.16)	—	(22.79)	(0.15)	—	—	(0.15)	40.87	(35.72)	(35.76)
Year ended May 31, 2017(ee)	107.58	(0.34)	(43.43)	—	(43.77)	—	—	—	—	63.81	(40.70)	(40.88)
Year ended May 31, 2016(ee)	133.42	(0.99)	(24.85)	—	(25.84)	—	—	—	—	107.58	(19.37)	(19.05)
Year ended May 31, 2015(ee)	202.61	(1.44)	(67.75)	—	(69.19)	—	—	—	—	133.42	(34.15)	(34.27)
Year ended May 31, 2014(n)(ee)	382.96	(2.48)	(177.87)	—	(180.35)	—	—	—	—	202.61	(47.09)	(46.80)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Russell2000
Six Months ended November 30, 2018 (Unaudited)	1.10%	0.95%	0.91%	1.05%	$49,810	—%
Year ended May 31, 2018	1.09	0.95	0.30	0.44	69,478	—
Year ended May 31, 2017(aa)	1.06	0.95	(0.49)	(0.38)	111,425	—
Year ended May 31, 2016(aa)	1.12	0.95	(0.97)	(0.81)	85,453	—
Year ended May 31, 2015(aa)	1.12	0.95	(1.08)	(0.91)	76,486	—
Year ended May 31, 2014(n)(aa)	1.13	0.95	(1.11)	(0.93)	75,711	—
UltraPro Short S&P500®
Six Months ended November 30, 2018 (Unaudited)	0.91	0.91	2.01	2.01	415,632	—
Year ended May 31, 2018(ee)	0.91	0.91	0.75	0.75	463,787	—
Year ended May 31, 2017(ee)	0.90	0.90	(0.41)	(0.41)	697,964	—
Year ended May 31, 2016(ee)	0.91	0.91	(0.76)	(0.76)	820,483	—
Year ended May 31, 2015(ee)	0.93	0.93	(0.88)	(0.88)	517,208	—
Year ended May 31, 2014(n)(ee)	0.92	0.92	(0.89)	(0.89)	600,540	—

See accompanying notes to the financial statements.

286 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2018 (Unaudited)	$22.73	$0.10	$0.27		$—		$0.37	$(0.06)	$—	$—	$(0.06)	$23.04	1.64%	0.89%
Year ended May 31, 2018	21.23	0.04	1.46		—		1.50	—	—	—	—	22.73	7.03	7.53
Year ended May 31, 2017	21.20	(0.12)	0.15		—		0.03	—	—	—	—	21.23	0.14	0.09
Year ended May 31, 2016	23.68	(0.18)	(2.30)		—		(2.48)	—	—	—	—	21.20	(10.44)	(10.65)
Year ended May 31, 2015	26.89	(0.23)	(2.98)		—	(h)	(3.21)	—	—	—	—	23.68	(11.94)	(11.87)
Year ended May 31, 2014	28.19	(0.27)	(1.03)		—	(h)	(1.30)	—	—	—	—	26.89	(4.63)	(4.16)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2018 (Unaudited)	36.01	0.19	3.50		—		3.69	(0.17)	—	—	(0.17)	39.53	10.28	8.62
Year ended May 31, 2018	36.35	0.13	(0.44	)(i)	—		(0.31)	(0.03)	—	—	(0.03)	36.01	(0.86)	(0.07)
Year ended May 31, 2017	36.37	(0.17)	0.15		—		(0.02)	—	—	—	—	36.35	(0.06)	(0.03)
Year ended May 31, 2016	45.92	(0.35)	(9.20)		—		(9.55)	—	—	—	—	36.37	(20.79)	(21.48)
Year ended May 31, 2015	60.47	(0.46)	(14.09)		—	(h)	(14.55)	—	—	—	—	45.92	(24.07)	(23.43)
Year ended May 31, 2014	68.37	(0.65)	(7.26)		0.01		(7.90)	—	—	—	—	60.47	(11.55)	(10.91)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2018 (Unaudited)	0.95%	0.95%	0.85%	0.85%	$115,180	—%
Year ended May 31, 2018	0.95	0.95	0.19	0.19	142,045	—
Year ended May 31, 2017	0.97	0.95	(0.57)	(0.55)	125,279	—
Year ended May 31, 2016	0.98	0.95	(0.83)	(0.80)	155,850	—
Year ended May 31, 2015	0.98	0.95	(0.93)	(0.90)	250,964	—
Year ended May 31, 2014	0.96	0.95	(0.94)	(0.93)	292,395	—
UltraShort 20+ Year Treasury
Six Months ended November 30, 2018 (Unaudited)	0.89	0.89	0.99	0.99	1,547,836	—
Year ended May 31, 2018	0.89	0.89	0.35	0.35	1,843,935	—
Year ended May 31, 2017	0.90	0.90	(0.47)	(0.47)	2,053,938	—
Year ended May 31, 2016	0.93	0.93	(0.82)	(0.82)	2,116,937	—
Year ended May 31, 2015	0.93	0.93	(0.89)	(0.89)	3,016,996	—
Year ended May 31, 2014	0.92	0.92	(0.90)	(0.90)	4,179,158	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 287

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Basic Materials
Six Months ended November 30, 2018 (Unaudited)	$26.50	$0.05	$3.92	$—	$3.97	$—	$—	$—	$—	$30.47	14.98%	16.65%
Year ended May 31, 2018(ff)	36.80	(0.03)	(10.27)	—	(10.30)	—	—	—	—	26.50	(27.99)	(29.37)
Year ended May 31, 2017(ff)	53.94	(0.30)	(16.84)	—	(17.14)	—	—	—	—	36.80	(31.77)	(30.96)
Year ended May 31, 2016(ff)	54.50	(0.58)	0.02 (i)	—	(0.56)	—	—	—	—	53.94	(1.02)	0.22
Year ended May 31, 2015(ff)	58.91	(0.52)	(3.89)	—	(4.41)	—	—	—	—	54.50	(7.49)	(8.56)
Year ended May 31, 2014(ff)	94.66	(0.74)	(35.01)	—	(35.75)	—	—	—	—	58.91	(37.77)	(37.83)
UltraShort Consumer Goods
Six Months ended November 30, 2018 (Unaudited)	16.41	0.07	(1.45)	—	(1.38)	(0.05)	—	—	(0.05)	14.98	(8.36)	(6.58)
Year ended May 31, 2018	15.20	0.04	1.17	—	1.21	—	—	—	—	16.41	7.94	7.99
Year ended May 31, 2017	19.66	(0.10)	(4.36)	—	(4.46)	—	—	—	—	15.20	(22.68)	(22.90)
Year ended May 31, 2016	24.90	(0.19)	(5.05)	—	(5.24)	—	—	—	—	19.66	(21.05)	(20.77)
Year ended May 31, 2015	31.56	(0.26)	(6.40)	—	(6.66)	—	—	—	—	24.90	(21.11)	(21.41)
Year ended May 31, 2014	44.79	(0.35)	(12.88)	—	(13.23)	—	—	—	—	31.56	(29.54)	(26.70)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Basic Materials
Six Months ended November 30, 2018 (Unaudited)	2.22%	0.95%	(0.90)%	0.37%	$6,714	—%
Year ended May 31, 2018(ff)	2.01	0.95	(1.16)	(0.10)	4,515	—
Year ended May 31, 2017(ff)	1.70	0.95	(1.43)	(0.68)	8,114	—
Year ended May 31, 2016(ff)	1.43	0.95	(1.34)	(0.85)	14,589	—
Year ended May 31, 2015(ff)	1.61	0.95	(1.56)	(0.90)	12,015	—
Year ended May 31, 2014(ff)	1.30	0.95	(1.29)	(0.94)	14,461	—
UltraShort Consumer Goods
Six Months ended November 30, 2018 (Unaudited)	3.37	0.95	(1.53)	0.89	1,685	—
Year ended May 31, 2018	3.75	0.95	(2.53)	0.27	2,665	—
Year ended May 31, 2017	3.67	0.95	(3.30)	(0.58)	1,709	—
Year ended May 31, 2016	4.88	0.95	(4.77)	(0.84)	2,211	—
Year ended May 31, 2015	4.05	0.95	(4.04)	(0.94)	4,045	—
Year ended May 31, 2014	2.65	0.95	(2.65)	(0.95)	3,549	—

See accompanying notes to the financial statements.

288 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Services
Six Months ended November 30, 2018 (Unaudited)	$21.57	$0.12	$(3.23)	$—	$(3.11)	$(0.09)	$—	$—	$(0.09)	$18.37	(14.37)%	(13.44)%
Year ended May 31, 2018	28.51	0.08	(7.00)	—	(6.92)	(0.02)	—	—	(0.02)	21.57	(24.27)	(28.36)
Year ended May 31, 2017	40.31	(0.18)	(11.62)	—	(11.80)	—	—	—	—	28.51	(29.29)	(26.49)
Year ended May 31, 2016	46.04	(0.35)	(5.38)	—	(5.73)	—	—	—	—	40.31	(12.43)	(10.02)
Year ended May 31, 2015(r)	69.80	(0.53)	(23.23)	—	(23.76)	—	—	—	—	46.04	(34.04)	(35.32)
Year ended May 31, 2014(r)	108.47	(0.78)	(37.89)	—	(38.67)	—	—	—	—	69.80	(35.65)	(33.57)
UltraShort Dow30SM
Six Months ended November 30, 2018 (Unaudited)	34.05	0.25	(3.91)	—	(3.66)	(0.21)	—	—	(0.21)	30.18	(10.76)	(10.53)
Year ended May 31, 2018(ee)	49.19	0.25	(15.29)	—	(15.04)	(0.10)	—	—	(0.10)	34.05	(30.57)	(30.61)
Year ended May 31, 2017(ee)	73.49	(0.27)	(24.03)	—	(24.30)	—	—	—	—	49.19	(33.07)	(33.08)
Year ended May 31, 2016(ee)	81.74	(0.69)	(7.56)	—	(8.25)	—	—	—	—	73.49	(10.10)	(10.08)
Year ended May 31, 2015(ee)	103.91	(0.83)	(21.34)	—	(22.17)	—	—	—	—	81.74	(21.33)	(21.29)
Year ended May 31, 2014(ee)	138.56	(1.13)	(33.52)	—	(34.65)	—	—	—	—	103.91	(25.01)	(25.05)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Six Months ended November 30, 2018 (Unaudited)	6.42%	0.95%	(4.19)%	1.29%	$1,145	—%
Year ended May 31, 2018	4.82	0.95	(3.55)	0.32	1,344	—
Year ended May 31, 2017	4.24	0.95	(3.81)	(0.52)	1,776	—
Year ended May 31, 2016	3.56	0.95	(3.40)	(0.79)	2,512	—
Year ended May 31, 2015(r)	2.41	0.95	(2.37)	(0.91)	4,027	—
Year ended May 31, 2014(r)	2.47	0.95	(2.46)	(0.94)	7,850	—
UltraShort Dow30SM
Six Months ended November 30, 2018 (Unaudited)	1.01	0.95	1.53	1.60	138,970	—
Year ended May 31, 2018(ee)	0.99	0.95	0.59	0.63	143,173	—
Year ended May 31, 2017(ee)	0.98	0.95	(0.50)	(0.46)	229,012	—
Year ended May 31, 2016(ee)	0.99	0.95	(0.87)	(0.83)	216,310	—
Year ended May 31, 2015(ee)	1.01	0.95	(0.97)	(0.90)	226,294	—
Year ended May 31, 2014(ee)	0.99	0.95	(0.96)	(0.93)	243,513	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 289

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Financials
Six Months ended November 30, 2018 (Unaudited)	$20.55	$0.02	$(0.73)	$—		$(0.71)	$—	$—	$—	$—	$19.84	(3.45)%	(3.36)%
Year ended May 31, 2018	29.03	— (h)	(8.48)	—		(8.48)	—	—	—	—	20.55	(29.21)	(29.41)
Year ended May 31, 2017	42.76	(0.17)	(13.56)	—		(13.73)	—	—	—	—	29.03	(32.12)	(31.82)
Year ended May 31, 2016	48.25	(0.40)	(5.09)	—		(5.49)	—	—	—	—	42.76	(11.38)	(11.55)
Year ended May 31, 2015(p)	65.00	(0.50)	(16.25)	—		(16.75)	—	—	—	—	48.25	(25.76)	(25.83)
Year ended May 31, 2014(p)	90.90	(0.72)	(25.18)	—		(25.90)	—	—	—	—	65.00	(28.49)	(28.54)
UltraShort FTSE China 50
Six Months ended November 30, 2018 (Unaudited)	61.78	0.22	6.40	—		6.62	—	—	—	—	68.40	10.71	10.70
Year ended May 31, 2018(ee)	99.51	0.03	(37.76)	—		(37.73)	—	—	—	—	61.78	(37.91)	(38.02)
Year ended May 31, 2017(ee)	165.98	(0.71)	(65.76)	—		(66.47)	—	—	—	—	99.51	(40.05)	(40.27)
Year ended May 31, 2016(ee)	112.87	(1.40)	54.51	—		53.11	—	—	—	—	165.98	47.05	47.77
Year ended May 31, 2015(ee)	248.62	(1.61)	(134.14)	—	(h)	(135.75)	—	—	—	—	112.87	(54.60)	(54.61)
Year ended May 31, 2014(n)(ee)	332.60	(2.67)	(81.33)	0.02		(83.98)	—	—	—	—	248.62	(25.25)	(25.48)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Financials
Six Months ended November 30, 2018 (Unaudited)	1.19%	0.95%	0.01%	0.25%	$26,185	—%
Year ended May 31, 2018	1.13	0.95	(0.16)	0.02	27,635	—
Year ended May 31, 2017	1.10	0.95	(0.64)	(0.49)	49,924	—
Year ended May 31, 2016	1.10	0.95	(0.97)	(0.82)	55,371	—
Year ended May 31, 2015(p)	1.13	0.95	(1.08)	(0.90)	56,449	—
Year ended May 31, 2014(p)	1.03	0.95	(1.02)	(0.94)	80,105	—
UltraShort FTSE China 50
Six Months ended November 30, 2018 (Unaudited)	1.19	0.95	0.39	0.63	34,333	—
Year ended May 31, 2018(ee)	1.20	0.95	(0.21)	0.04	27,923	—
Year ended May 31, 2017(ee)	1.15	0.95	(0.77)	(0.57)	43,798	—
Year ended May 31, 2016(ee)	1.13	0.95	(1.01)	(0.83)	62,681	—
Year ended May 31, 2015(ee)	1.18	0.95	(1.13)	(0.90)	46,855	—
Year ended May 31, 2014(n)(ee)	1.06	0.95	(1.03)	(0.93)	103,209	—

See accompanying notes to the financial statements.

290 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE Europe
Six Months ended November 30, 2018 (Unaudited)	$31.32	$0.12	$5.86		$—		$5.98	$—	$—	$—	$—	$37.30	19.12%	18.86%
Year ended May 31, 2018	36.36	0.04	(5.08)		—		(5.04)	—	—	—	—	31.32	(13.87)	(13.74)
Year ended May 31, 2017	55.55	(0.30)	(18.89)		—		(19.19)	—	—	—	—	36.36	(34.56)	(34.56)
Year ended May 31, 2016	51.12	(0.49)	4.92	(i)	—		4.43	—	—	—	—	55.55	8.67	8.63
Year ended May 31, 2015	52.38	(0.53)	(0.73)		—	(h)	(1.26)	—	—	—	—	51.12	(2.40)	(2.33)
Year ended May 31, 2014(n)	88.66	(0.65)	(35.64)		0.01		(36.28)	—	—	—	—	52.38	(40.92)	(40.99)
UltraShort Gold Miners
Six Months ended November 30, 2018 (Unaudited)	14.39	(0.02)	3.90		—		3.88	—	—	—	—	18.27	27.00	27.26
Year ended May 31, 2018	15.93	(0.01)	(1.53)		—		(1.54)	—	—	—	—	14.39	(9.69)	(9.62)
Year ended May 31, 2017(x)	27.14	(0.11)	(11.10	)(i)	—		(11.21)	—	—	—	—	15.93	(41.32)	(40.81)
Year ended May 31, 2016(x)	83.94	(0.56)	(56.24)		—		(56.80)	—	—	—	—	27.14	(67.66)	(68.02)
February 12, 2015* through May 31, 2015(x)	80.00	(0.24)	4.18	(i)	—		3.94	—	—	—	—	83.94	4.93	5.05

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE Europe
Six Months ended November 30, 2018 (Unaudited)	1.25%	0.95%	0.40%	0.70%	$20,035	—%
Year ended May 31, 2018	1.17	0.95	(0.11)	0.11	18,386	—
Year ended May 31, 2017	1.09	0.95	(0.74)	(0.60)	32,254	—
Year ended May 31, 2016	1.13	0.95	(1.02)	(0.84)	42,337	—
Year ended May 31, 2015	1.21	0.95	(1.18)	(0.92)	26,178	—
Year ended May 31, 2014(n)	1.11	0.95	(1.09)	(0.93)	29,441	—
UltraShort Gold Miners
Six Months ended November 30, 2018 (Unaudited)	3.07	0.95	(2.33)	(0.20)	2,968	—
Year ended May 31, 2018	2.81	0.95	(1.95)	(0.08)	2,337	—
Year ended May 31, 2017(x)	2.77	0.95	(2.46)	(0.64)	2,587	—
Year ended May 31, 2016(x)	3.57	0.95	(3.51)	(0.89)	3,054	—
February 12, 2015* through May 31, 2015(x)	3.61	0.95	(3.59)	(0.93)	2,099	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 291

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS							TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income		Net realized gains	Tax return of capital	Total distributions		Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Health Care
Six Months ended November 30, 2018 (Unaudited)	$28.86	$0.13	$(7.37)	$—	$(7.24)	$—	(h)	$—	$—	$—	(h)	$21.62	(25.08)%	(23.58)%
Year ended May 31, 2018	37.57	0.04	(8.75)	—	(8.71)	—		—	—	—		28.86	(23.19)	(26.26)
Year ended May 31, 2017	46.71	(0.28)	(8.86)	—	(9.14)	—		—	—	—		37.57	(19.56)	(17.22)
Year ended May 31, 2016	48.12	(0.41)	(1.00)	—	(1.41)	—		—	—	—		46.71	(2.95)	(3.54)
Year ended May 31, 2015(r)	86.03	(0.56)	(37.35)	—	(37.91)	—		—	—	—		48.12	(44.07)	(44.43)
Year ended May 31, 2014(r)	145.45	(1.04)	(58.38)	—	(59.42)	—		—	—	—		86.03	(40.85)	(40.15)
UltraShort Industrials
Six Months ended November 30, 2018 (Unaudited)	16.37	0.06	0.06 (i)	—	0.12	(0.04)		—	—	(0.04)		16.45	0.79	0.85
Year ended May 31, 2018	22.10	0.04	(5.77)	—	(5.73)	—		—	—	—		16.37	(25.93)	(26.47)
Year ended May 31, 2017	33.98	(0.15)	(11.73)	—	(11.88)	—		—	—	—		22.10	(34.95)	(34.83)
Year ended May 31, 2016	39.83	(0.34)	(5.51)	—	(5.85)	—		—	—	—		33.98	(14.70)	(14.24)
Year ended May 31, 2015	48.83	(0.40)	(8.60)	—	(9.00)	—		—	—	—		39.83	(18.43)	(19.15)
Year ended May 31, 2014(n)	79.71	(0.56)	(30.32)	—	(30.88)	—		—	—	—		48.83	(38.74)	(37.31)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Six Months ended November 30, 2018 (Unaudited)	7.39%	0.95%	(5.37)%	1.07%	$1,317	—%
Year ended May 31, 2018	6.35	0.95	(5.25)	0.14	1,036	—
Year ended May 31, 2017	3.49	0.95	(3.17)	(0.64)	1,349	—
Year ended May 31, 2016	3.52	0.95	(3.37)	(0.81)	2,845	—
Year ended May 31, 2015(r)	4.39	0.95	(4.33)	(0.90)	1,729	—
Year ended May 31, 2014(r)	4.02	0.95	(4.01)	(0.94)	3,629	—
UltraShort Industrials
Six Months ended November 30, 2018 (Unaudited)	3.47	0.95	(1.78)	0.74	3,058	—
Year ended May 31, 2018	3.16	0.95	(2.00)	0.21	3,042	—
Year ended May 31, 2017	2.81	0.95	(2.41)	(0.55)	3,002	—
Year ended May 31, 2016	2.57	0.95	(2.45)	(0.83)	4,615	—
Year ended May 31, 2015	3.05	0.95	(3.00)	(0.90)	4,415	—
Year ended May 31, 2014(n)	2.70	0.95	(2.70)	(0.95)	6,633	—
See accompanying notes to the financial statements.

292 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS							TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income		Net realized gains	Tax return of capital	Total distributions		Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Six Months ended November 30, 2018 (Unaudited)	$17.39	$0.09	$0.86		$—	$0.95	$(0.06)		$—	$—	$(0.06)		$18.28	5.53%	6.39%
Year ended May 31, 2018	23.41	0.04	(6.06)		—	(6.02)	—		—	—	—		17.39	(25.73)	(26.36)
Year ended May 31, 2017	33.69	(0.17)	(10.11)		—	(10.28)	—		—	—	—		23.41	(30.51)	(30.63)
Year ended May 31, 2016	36.71	(0.33)	(2.69)		—	(3.02)	—		—	—	—		33.69	(8.22)	(8.20)
Year ended May 31, 2015	48.84	(0.40)	(11.73)		—	(12.13)	—		—	—	—		36.71	(24.85)	(24.83)
Year ended May 31, 2014(n)	72.42	(0.55)	(23.03)		—	(23.58)	—		—	—	—		48.84	(32.56)	(32.37)
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2018 (Unaudited)	53.89	0.16	(19.65)		—	(19.49)	—	(h)	—	—	—	(h)	34.40	(36.15)	(35.99)
Year ended May 31, 2018(hh)	68.24	0.06	(14.41)		—	(14.35)	—		—	—	—		53.89	(21.04)	(21.01)
Year ended May 31, 2017(hh)	200.11	(0.46)	(131.41)		—	(131.87)	—		—	—	—		68.24	(65.90)	(65.93)
Year ended May 31, 2016(t)(hh)	229.92	(2.24)	(27.57	)(i)	—	(29.81)	—		—	—	—		200.11	(12.97)	(12.86)
Year ended May 31, 2015(t)(hh)	170.56	(1.66)	61.01		0.01	59.36	—		—	—	—		229.92	34.81	34.68
Year ended May 31, 2014(t)(hh)	184.21	(1.91)	(11.83)		0.09	(13.65)	—		—	—	—		170.56	(7.41)	(7.31)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Six Months ended November 30, 2018 (Unaudited)	2.78%	0.95%	(0.75)%	1.08%	$3,738	—%
Year ended May 31, 2018	2.39	0.95	(1.23)	0.22	3,556	—
Year ended May 31, 2017	1.93	0.95	(1.57)	(0.60)	4,787	—
Year ended May 31, 2016	2.02	0.95	(1.90)	(0.83)	6,889	—
Year ended May 31, 2015	1.83	0.95	(1.80)	(0.92)	5,671	—
Year ended May 31, 2014(n)	1.56	0.95	(1.54)	(0.94)	11,209	—
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2018 (Unaudited)	1.12	0.95	0.50	0.68	32,164	—
Year ended May 31, 2018(hh)	1.18	0.95	(0.11)	0.12	30,170	—
Year ended May 31, 2017(hh)	1.12	0.95	(0.69)	(0.52)	30,707	—
Year ended May 31, 2016(t)(hh)	1.20	0.95	(1.10)	(0.85)	61,031	—
Year ended May 31, 2015(t)(hh)	1.35	0.95	(1.32)	(0.92)	29,885	—
Year ended May 31, 2014(t)(hh)	1.52	0.95	(1.51)	(0.94)	22,169	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 293

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI EAFE
Six Months ended November 30, 2018 (Unaudited)	$23.15	$0.07	$3.86	$—		$3.93	$(0.01)	$—	$—	$(0.01)	$27.07	17.01%	16.95%
Year ended May 31, 2018	27.32	0.03	(4.20)	—		(4.17)	—	—	—	—	23.15	(15.26)	(15.09)
Year ended May 31, 2017	39.69	(0.23)	(12.14)	—		(12.37)	—	—	—	—	27.32	(31.18)	(31.29)
Year ended May 31, 2016	35.96	(0.36)	4.09 (i)	—		3.73	—	—	—	—	39.69	10.38	10.35
Year ended May 31, 2015	37.99	(0.37)	(1.66)	—	(h)	(2.03)	—	—	—	—	35.96	(5.34)	(5.32)
Year ended May 31, 2014(l)	57.55	(0.45)	(19.12)	0.01		(19.56)	—	—	—	—	37.99	(33.99)	(33.87)
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2018 (Unaudited)	42.20	0.19	6.28	—		6.47	(0.07)	—	—	(0.07)	48.60	15.34	15.70
Year ended May 31, 2018(hh)	58.06	0.10	(15.96)	—		(15.86)	—	—	—	—	42.20	(27.31)	(27.45)
Year ended May 31, 2017(hh)	103.71	(0.40)	(45.25)	—		(45.65)	—	—	—	—	58.06	(44.02)	(44.03)
Year ended May 31, 2016(hh)	86.13	(0.91)	18.49	—		17.58	—	—	—	—	103.71	20.41	20.42
Year ended May 31, 2015(hh)	92.79	(0.80)	(5.86)	—	(h)	(6.66)	—	—	—	—	86.13	(7.17)	(7.06)
Year ended May 31, 2014(hh)	119.15	(1.06)	(25.35)	0.05		(26.36)	—	—	—	—	92.79	(22.11)	(22.29)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Six Months ended November 30, 2018 (Unaudited)	2.74%	0.95%	(1.21)%	0.58%	$3,720	—%
Year ended May 31, 2018	3.00	0.95	(1.94)	0.11	3,181	—
Year ended May 31, 2017	2.11	0.95	(1.82)	(0.66)	3,754	—
Year ended May 31, 2016	2.34	0.95	(2.25)	(0.86)	7,439	—
Year ended May 31, 2015	2.62	0.95	(2.58)	(0.92)	3,144	—
Year ended May 31, 2014(l)	2.28	0.95	(2.27)	(0.94)	7,120	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2018 (Unaudited)	1.23	0.95	0.51	0.78	20,107	—
Year ended May 31, 2018(hh)	1.18	0.95	(0.01)	0.22	15,352	—
Year ended May 31, 2017(hh)	1.12	0.95	(0.69)	(0.52)	32,161	—
Year ended May 31, 2016(hh)	1.06	0.95	(0.92)	(0.81)	57,450	—
Year ended May 31, 2015(hh)	1.20	0.95	(1.15)	(0.90)	36,514	—
Year ended May 31, 2014(hh)	1.05	0.95	(1.03)	(0.93)	49,544	—

See accompanying notes to the financial statements.

294 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Japan
Six Months ended November 30, 2018 (Unaudited)	$26.01	$— (h)	$3.46	$—	$3.46	$—	$—	$—	$—	$29.47	13.31%	13.91%
Year ended May 31, 2018	34.57	(0.04)	(8.52)	—	(8.56)	—	—	—	—	26.01	(24.78)	(25.42)
Year ended May 31, 2017	48.16	(0.27)	(13.32)	—	(13.59)	—	—	—	—	34.57	(28.22)	(27.90)
Year ended May 31, 2016	46.92	(0.42)	1.66 (i)	—	1.24	—	—	—	—	48.16	2.64	2.36
Year ended May 31, 2015	66.57	(0.55)	(19.11)	0.01	(19.65)	—	—	—	—	46.92	(29.51)	(29.61)
Year ended May 31, 2014(n)	89.26	(0.67)	(22.05)	0.03	(22.69)	—	—	—	—	66.57	(25.42)	(24.91)
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2018 (Unaudited)	20.12	0.09	(1.49)	—	(1.40)	(0.02)	—	—	(0.02)	18.70	(6.94)	(6.62)
Year ended May 31, 2018	29.03	0.02	(8.93)	—	(8.91)	—	—	—	—	20.12	(30.69)	(30.75)
Year ended May 31, 2017	36.12	(0.17)	(6.92)	—	(7.09)	—	—	—	—	29.03	(19.64)	(19.61)
Year ended May 31, 2016	29.71	(0.29)	6.70	—	6.41	—	—	—	—	36.12	21.55	21.26
Year ended May 31, 2015(q)	82.28	(0.41)	(52.16)	—	(52.57)	—	—	—	—	29.71	(63.89)	(63.81)
Year ended May 31, 2014(q)	183.06	(0.90)	(99.88)	—	(100.78)	—	—	—	—	82.28	(55.06)	(55.19)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Six Months ended November 30, 2018 (Unaudited)	2.04%	0.95%	(1.11)%	(0.02)%	$6,628	—%
Year ended May 31, 2018	1.66	0.95	(0.84)	(0.13)	5,199	—
Year ended May 31, 2017	1.48	0.95	(1.18)	(0.66)	10,369	—
Year ended May 31, 2016	1.48	0.95	(1.35)	(0.83)	18,055	—
Year ended May 31, 2015	1.76	0.95	(1.74)	(0.93)	9,380	—
Year ended May 31, 2014(n)	1.92	0.95	(1.91)	(0.94)	9,980	—
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2018 (Unaudited)	1.19	0.95	0.73	0.96	26,837	—
Year ended May 31, 2018	1.12	0.95	(0.06)	0.10	31,888	—
Year ended May 31, 2017	1.11	0.95	(0.70)	(0.54)	54,714	—
Year ended May 31, 2016	1.08	0.95	(0.97)	(0.84)	68,082	—
Year ended May 31, 2015(q)	1.15	0.95	(1.12)	(0.92)	112,465	—
Year ended May 31, 2014(q)	1.45	0.95	(1.45)	(0.95)	60,474	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 295

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Oil & Gas
Six Months ended November 30, 2018 (Unaudited)	$31.03	$0.13	$7.81	$—	$7.94	$(0.02)	$—	$—	$(0.02)	$38.95	25.61%	25.76%
Year ended May 31, 2018	48.40	0.03	(17.40)	—	(17.37)	—	—	—	—	31.03	(35.89)	(35.92)
Year ended May 31, 2017	51.67	(0.23)	(3.04)	—	(3.27)	—	—	—	—	48.40	(6.33)	(6.41)
Year ended May 31, 2016	50.95	(0.50)	1.22 (i)	—	0.72	—	—	—	—	51.67	1.41	1.49
Year ended May 31, 2015	41.23	(0.43)	10.15	—	9.72	—	—	—	—	50.95	23.57	23.60
Year ended May 31, 2014(l)	63.86	(0.50)	(22.13)	—	(22.63)	—	—	—	—	41.23	(35.43)	(35.52)
UltraShort QQQ
Six Months ended November 30, 2018 (Unaudited)	42.90	0.38	(2.16)	—	(1.78)	(0.32)	—	—	(0.32)	40.80	(4.07)	(3.88)
Year ended May 31, 2018(ee)	66.84	0.36	(24.17)	—	(23.81)	(0.13)	—	—	(0.13)	42.90	(35.64)	(35.63)
Year ended May 31, 2017(ee)	115.58	(0.44)	(48.30)	—	(48.74)	—	—	—	—	66.84	(42.17)	(42.27)
Year ended May 31, 2016(ee)	134.54	(1.07)	(17.89)	—	(18.96)	—	—	—	—	115.58	(14.09)	(14.04)
Year ended May 31, 2015(ee)	212.73	(1.49)	(76.70)	—	(78.19)	—	—	—	—	134.54	(36.75)	(36.82)
Year ended May 31, 2014(n)(ee)	364.20	(2.51)	(148.96)	—	(151.47)	—	—	—	—	212.73	(41.59)	(41.51)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Six Months ended November 30, 2018 (Unaudited)	1.23%	0.95%	0.51%	0.79%	$20,140	—%
Year ended May 31, 2018	1.18	0.95	(0.15)	0.08	23,801	—
Year ended May 31, 2017	1.11	0.95	(0.68)	(0.52)	34,708	—
Year ended May 31, 2016	1.12	0.95	(0.96)	(0.79)	55,135	—
Year ended May 31, 2015	1.14	0.95	(1.10)	(0.91)	44,177	—
Year ended May 31, 2014(l)	1.07	0.95	(1.05)	(0.94)	46,060	—
UltraShort QQQ
Six Months ended November 30, 2018 (Unaudited)	1.03	0.95	1.84	1.92	246,619	—
Year ended May 31, 2018(ee)	1.02	0.95	0.59	0.66	257,160	—
Year ended May 31, 2017(ee)	1.03	0.95	(0.56)	(0.48)	281,358	—
Year ended May 31, 2016(ee)	1.03	0.95	(0.91)	(0.83)	389,736	—
Year ended May 31, 2015(ee)	1.04	0.95	(1.00)	(0.90)	337,622	—
Year ended May 31, 2014(n)(ee)	1.02	0.95	(0.99)	(0.92)	379,610	—

See accompanying notes to the financial statements.

296 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Real Estate
Six Months ended November 30, 2018 (Unaudited)	$30.41	$0.13	$(3.81)	$—	$(3.68)	$(0.06)	$—	$—	$(0.06)	$26.67	(12.09)%	(11.95)%
Year ended May 31, 2018	32.86	0.05	(2.50)	—	(2.45)	—	—	—	—	30.41	(7.45)	(7.63)
Year ended May 31, 2017	38.46	(0.19)	(5.41)	—	(5.60)	—	—	—	—	32.86	(14.57)	(14.50)
Year ended May 31, 2016	50.39	(0.38)	(11.55)	—	(11.93)	—	—	—	—	38.46	(23.67)	(23.68)
Year ended May 31, 2015(r)	64.01	(0.49)	(13.13)	—	(13.62)	—	—	—	—	50.39	(21.28)	(21.32)
Year ended May 31, 2014(r)	82.53	(0.75)	(17.77)	—	(18.52)	—	—	—	—	64.01	(22.44)	(21.78)
UltraShort Russell2000
Six Months ended November 30, 2018 (Unaudited)	14.93	0.07	1.41	—	1.48	(0.07)	—	—	(0.07)	16.34	9.96	9.99
Year ended May 31, 2018	22.59	0.09	(7.72)	—	(7.63)	(0.03)	—	—	(0.03)	14.93	(33.77)	(33.84)
Year ended May 31, 2017	35.34	(0.11)	(12.64)	—	(12.75)	—	—	—	—	22.59	(36.10)	(36.12)
Year ended May 31, 2016	35.51	(0.32)	0.15	—	(0.17)	—	—	—	—	35.34	(0.48)	(0.62)
Year ended May 31, 2015	47.93	(0.38)	(12.04)	—	(12.42)	—	—	—	—	35.51	(25.91)	(25.74)
Year ended May 31, 2014(n)	71.75	(0.51)	(23.31)	—	(23.82)	—	—	—	—	47.93	(33.19)	(33.47)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Six Months ended November 30, 2018 (Unaudited)	1.30%	0.95%	0.58%	0.94%	$22,562	—%
Year ended May 31, 2018	1.18	0.95	(0.07)	0.16	21,160	—
Year ended May 31, 2017	1.19	0.95	(0.78)	(0.53)	34,364	—
Year ended May 31, 2016	1.24	0.95	(1.09)	(0.80)	38,299	—
Year ended May 31, 2015(r)	1.32	0.95	(1.26)	(0.89)	32,645	—
Year ended May 31, 2014(r)	1.11	0.95	(1.10)	(0.94)	45,469	—
UltraShort Russell2000
Six Months ended November 30, 2018 (Unaudited)	1.08	0.95	0.86	0.99	69,583	—
Year ended May 31, 2018	1.06	0.95	0.36	0.47	88,972	—
Year ended May 31, 2017	1.05	0.95	(0.51)	(0.41)	174,120	—
Year ended May 31, 2016	1.04	0.95	(0.91)	(0.82)	217,694	—
Year ended May 31, 2015	1.05	0.95	(1.01)	(0.91)	193,873	—
Year ended May 31, 2014(n)	1.04	0.95	(1.01)	(0.93)	276,053	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 297

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort S&P500®
Six Months ended November 30, 2018 (Unaudited)	$38.73	$0.32	$(2.51)		$—	$(2.19)	$(0.29)	$—	$—	$(0.29)	$36.25	(5.63)%	(5.35)%
Year ended May 31, 2018(cc)	51.32	0.28	(12.76)		—	(12.48)	(0.11)	—	—	(0.11)	38.73	(24.31)	(24.33)
Year ended May 31, 2017(cc)	72.17	(0.27)	(20.58)		—	(20.85)	—	—	—	—	51.32	(28.89)	(29.00)
Year ended May 31, 2016(cc)	81.21	(0.62)	(8.42)		—	(9.04)	—	—	—	—	72.17	(11.13)	(10.94)
Year ended May 31, 2015(cc)	106.07	(0.79)	(24.07)		—	(24.86)	—	—	—	—	81.21	(23.44)	(23.58)
Year ended May 31, 2014(cc)	160.35	(1.14)	(53.14)		—	(54.28)	—	—	—	—	106.07	(33.84)	(33.69)
UltraShort Semiconductors
Six Months ended November 30, 2018 (Unaudited)	14.91	0.08	3.40		—	3.48	(0.07)	—	—	(0.07)	18.32	23.43	23.24
Year ended May 31, 2018(ff)	30.83	0.06	(15.98)		—	(15.92)	—	—	—	—	14.91	(51.65)	(51.57)
Year ended May 31, 2017(ff)	73.48	(0.24)	(42.41)		—	(42.65)	—	—	—	—	30.83	(58.04)	(58.54)
Year ended May 31, 2016(ff)	80.73	(0.79)	(6.46	)(i)	—	(7.25)	—	—	—	—	73.48	(8.98)	(7.47)
Year ended May 31, 2015(q)(ff)	157.86	(0.95)	(76.18)		—	(77.13)	—	—	—	—	80.73	(48.86)	(49.39)
Year ended May 31, 2014(q)(ff)	277.86	(2.17)	(117.83)		—	(120.00)	—	—	—	—	157.86	(43.19)	(42.49)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Six Months ended November 30, 2018 (Unaudited)	0.90%	0.90%	1.78%	1.78%	$764,642	—%
Year ended May 31, 2018(cc)	0.90	0.90	0.63	0.63	848,104	—
Year ended May 31, 2017(cc)	0.89	0.89	(0.44)	(0.44)	1,418,175	—
Year ended May 31, 2016(cc)	0.90	0.90	(0.76)	(0.76)	2,167,620	—
Year ended May 31, 2015(cc)	0.91	0.91	(0.86)	(0.86)	1,376,227	—
Year ended May 31, 2014(cc)	0.89	0.89	(0.87)	(0.87)	1,625,831	—
UltraShort Semiconductors
Six Months ended November 30, 2018 (Unaudited)	2.74	0.95	(0.82)	0.96	3,443	—
Year ended May 31, 2018(ff)	2.71	0.95	(1.50)	0.26	3,920	—
Year ended May 31, 2017(ff)	2.33	0.95	(1.90)	(0.52)	4,255	—
Year ended May 31, 2016(ff)	3.31	0.95	(3.21)	(0.84)	2,792	—
Year ended May 31, 2015(q)(ff)	3.07	0.95	(3.01)	(0.89)	3,067	—
Year ended May 31, 2014(q)(ff)	2.01	0.95	(2.01)	(0.94)	4,024	—

See accompanying notes to the financial statements.

298 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort SmallCap600
Six Months ended November 30, 2018 (Unaudited)	$13.16	$0.07	$0.74	$—	$0.81	$(0.05)	$—	$—	$(0.05)	$13.92	6.25%	6.40%
Year ended May 31, 2018	20.59	0.04	(7.47)	—	(7.43)	—	—	—	—	13.16	(36.11)	(35.88)
Year ended May 31, 2017	31.79	(0.14)	(11.06)	—	(11.20)	—	—	—	—	20.59	(35.22)	(34.72)
Year ended May 31, 2016	35.85	(0.31)	(3.75)	—	(4.06)	—	—	—	—	31.79	(11.34)	(10.55)
Year ended May 31, 2015	47.35	(0.39)	(11.11)	—	(11.50)	—	—	—	—	35.85	(24.27)	(25.22)
Year ended May 31, 2014(n)	73.84	(0.51)	(25.98)	—	(26.49)	—	—	—	—	47.35	(35.88)	(35.34)
UltraShort Technology
Six Months ended November 30, 2018 (Unaudited)	12.69	0.06	0.05	—	0.11	(0.04)	—	—	(0.04)	12.76	0.92	1.19
Year ended May 31, 2018	22.02	0.03	(9.36)	—	(9.33)	—	—	—	—	12.69	(42.37)	(42.74)
Year ended May 31, 2017	42.22	(0.19)	(20.01)	—	(20.20)	—	—	—	—	22.02	(47.85)	(47.52)
Year ended May 31, 2016	48.28	(0.42)	(5.64)	—	(6.06)	—	—	—	—	42.22	(12.55)	(12.30)
Year ended May 31, 2015(p)	72.76	(0.51)	(23.97)	—	(24.48)	—	—	—	—	48.28	(33.64)	(34.12)
Year ended May 31, 2014(p)	120.72	(0.92)	(47.04)	—	(47.96)	—	—	—	—	72.76	(39.73)	(38.80)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Six Months ended November 30, 2018 (Unaudited)	3.59%	0.95%	(1.48)%	1.16%	$3,108	—%
Year ended May 31, 2018	3.37	0.95	(2.21)	0.22	2,281	—
Year ended May 31, 2017	3.22	0.95	(2.86)	(0.59)	2,540	—
Year ended May 31, 2016	2.89	0.95	(2.78)	(0.83)	3,920	—
Year ended May 31, 2015	2.44	0.95	(2.41)	(0.93)	4,422	—
Year ended May 31, 2014(n)	2.33	0.95	(2.32)	(0.94)	8,206	—
UltraShort Technology
Six Months ended November 30, 2018 (Unaudited)	2.90	0.95	(0.89)	1.06	4,823	—
Year ended May 31, 2018	2.87	0.95	(1.71)	0.21	3,212	—
Year ended May 31, 2017	2.78	0.95	(2.43)	(0.59)	2,270	—
Year ended May 31, 2016	2.22	0.95	(2.12)	(0.85)	4,352	—
Year ended May 31, 2015(p)	2.60	0.95	(2.54)	(0.90)	7,391	—
Year ended May 31, 2014(p)	2.29	0.95	(2.29)	(0.94)	4,772	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 299

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Utilities
Six Months ended November 30, 2018 (Unaudited)	$25.82	$0.02	$(4.76)		$—	$(4.74)	$—	$—	$—	$—	$21.08	(18.36)%	(18.08)%
Year ended May 31, 2018	25.90	(0.04)	(0.04	)(i)	—	(0.08)	—	—	—	—	25.82	(0.32)	0.00 (k)
Year ended May 31, 2017	35.17	(0.20)	(9.07)		—	(9.27)	—	—	—	—	25.90	(26.35)	(26.83)
Year ended May 31, 2016	50.80	(0.41)	(15.22)		—	(15.63)	—	—	—	—	35.17	(30.77)	(30.06)
Year ended May 31, 2015(p)	63.73	(0.49)	(12.44)		—	(12.93)	—	—	—	—	50.80	(20.28)	(21.04)
Year ended May 31, 2014(p)	94.72	(0.75)	(30.24)		—	(30.99)	—	—	—	—	63.73	(32.71)	(32.43)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Utilities
Six Months ended November 30, 2018 (Unaudited)	2.23%	0.95%	(1.08)%	0.20%	$3,952	—%
Year ended May 31, 2018	1.78	0.95	(0.98)	(0.15)	5,487	—
Year ended May 31, 2017	1.72	0.95	(1.39)	(0.62)	7,447	—
Year ended May 31, 2016	2.63	0.95	(2.53)	(0.85)	3,956	—
Year ended May 31, 2015(p)	2.66	0.95	(2.62)	(0.92)	8,255	—
Year ended May 31, 2014(p)	2.84	0.95	(2.83)	(0.95)	6,372	—

See accompanying notes to the financial statements.

300 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Less than 0.005%.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 20, 2015.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 13, 2015.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 13, 2015.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 24, 2016.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 25, 2016.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 12, 2017.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 12, 2017.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 12, 2017.

(cc)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 17, 2017.

(dd)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective July 17, 2017.

(ee)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 24, 2018.

(ff)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 24, 2018.

(gg)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 24, 2018.

(hh)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 24, 2018.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 301

NOTES TO FINANCIAL STATEMENTS

302 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 117 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares Short 7-10 Year Treasury, ProShares Short 20+ Year Treasury, ProShares Ultra 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares UltraPro Short 20+ Year Treasury, ProShares UltraShort 7-10 Year Treasury and ProShares UltraShort 20+ Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each business day.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 303

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of November 30, 2018, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Short 7-10 Year Treasury	—	—	$(2,875)	—	—	$26,930,024	—	—	$12,126,487	$1,510,764	—	$39,056,51	$1,507,889
Short 20+ Year Treasury	—	—	(52,336)	—	—	447,783,088	—	—	57,930,377	24,683,262	—	505,713,465	24,630,926
Short Basic Materials	—	—	—	—	—	—	—	—	611,886	104,814	—	611,886	104,814
Short Dow30SM	—	—	45,896	—	—	208,463,294	—	—	26,285,514	(10,893,454)	—	234,748,808	(10,847,558)
Short Financials	—	—	—	—	—	—	—	—	22,552,879	(1,123,198)	—	22,552,879	(1,123,198)
Short FTSE China 50	—	—	—	—	—	—	—	—	5,229,148	65	—	5,229,148	65
Short High Yield	—	—	—	—	—	80,897,588	—	—	34,490,756	(14,555,724)	—	115,388,344	(14,555,724)
Short MidCap400	—	—	68,594	—	—	—	—	—	17,270,224	(685,738)	—	17,270,224	(617,144)
Short MSCI EAFE	—	—	—	—	—	24,995,607	—	—	16,162,244	792,502	—	41,157,851	792,502
Short MSCI Emerging Markets	—	—	—	—	—	168,717,798	—	—	49,540,581	(1,267,027)	—	218,258,379	(1,267,027)
Short Oil & Gas	—	—	—	—	—	—	—	—	1,489,897	(95,371)	—	1,489,897	(95,371)
Short QQQ	—	—	320,193	—	—	390,087,993	—	—	45,624,302	(14,009,181)	—	435,712,295	(13,688,988)
Short Real Estate	—	—	—	—	—	—	—	—	9,029,358	(445,422)	—	9,029,358	(445,422)
Short Russell2000	—	—	606,888	—	—	209,455,700	—	—	37,495,306	3,963,642	—	246,951,006	4,570,530
Short S&P500®	—	—	3,170,668	—	—	1,540,228,969	—	—	115,615,190	(32,617,743)	—	1,655,844,159	(29,447,075)
Short SmallCap600	—	—	—	—	—	—	—	—	3,783,781	(558,828)	—	3,783,781	(558,828)
Ultra 7-10 Year Treasury	—	—	1,031	—	—	39,339,858	—	—	14,565,810	(541,085)	—	53,905,668	(540,054)
Ultra 20+ Year Treasury	—	—	4,364	—	—	23,990,470	—	—	4,485,204	(2,697,305)	—	28,475,674	(2,692,941)
Ultra Basic Materials	$42,207,240	—	—	—	—	—	—	—	2,805,545	(3,404,609)	—	45,012,785	(3,404,609)
Ultra Consumer Goods	5,901,143	—	—	—	—	—	—	—	770,463	(180,303)	—	6,671,606	(180,303)
Ultra Consumer Services	14,802,235	—	—	—	—	—	—	—	3,110,453	1,191,900	—	17,912,688	1,191,900
Ultra Dow30SM	158,916,982	—	391,083	—	—	—	—	—	184,659,039	(8,466,685)	—	343,576,021	(8,075,602)
Ultra Financials	655,306,593	—	—	—	—	—	—	—	89,575,773	45,146,573	—	744,882,366	45,146,573
Ultra FTSE China 50	—	—	—	—	—	—	—	—	22,011,174	(367,543)	—	22,011,174	(367,543)
304 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra FTSE Europe	—	—	—	—	—	—	—	—	$4,516,387	$(1,374,660)	—	$4,516,387	$(1,374,660)
Ultra Gold Miners	$5,631,722	—	—	—	—	—	—	—	704,586	(1,244,000)	—	6,336,308	(1,244,000)
Ultra Health Care	127,713,969	—	—	—	—	—	—	—	7,908,156	11,079,025	—	135,622,125	11,079,025
Ultra High Yield	1,955,822	—	—	—	—	—	—	—	704,566	21,956	—	2,660,388	21,956
Ultra Industrials	14,547,144	—	—	—	—	—	—	—	3,188,999	(944,606)	—	17,736,143	(944,606)
Ultra MidCap400	111,492,077	—	$64,232	—	—	—	—	—	23,326,292	209,898	—	134,818,369	274,130
Ultra MSCI Brazil Capped	—	—	—	—	—	—	—	—	5,816,017	(5,702,594)	—	5,816,017	(5,702,594)
Ultra MSCI EAFE	—	—	—	—	—	—	—	—	4,750,473	(1,972,362)	—	4,750,473	(1,972,362)
Ultra MSCI Emerging Markets	—	—	—	—	—	—	—	—	20,734,640	(3,438,909)	—	20,734,640	(3,438,909)
Ultra MSCI Japan	—	—	—	—	—	—	—	—	4,348,138	(532,934)	—	4,348,138	(532,934)
Ultra Nasdaq Biotechnology	275,904,861	—	—	—	$2,427	—	—	—	33,250,476	5,443,948	—	309,157,764	5,443,948
Ultra Oil & Gas	81,598,322	—	—	—	—	—	—	—	7,306,887	(3,823,549)	—	88,905,209	(3,823,549)
Ultra QQQ	1,464,445,589	—	1,239,022	—	—	—	—	—	309,924,228	11,124,286	—	1,774,369,817	12,363,308
Ultra Real Estate	106,438,297	—	—	—	—	—	—	—	21,385,897	6,541,886	—	127,824,194	6,541,886
Ultra Russell2000	150,331,230	—	180,809	—	4,851	—	—	—	29,752,209	(908,925)	—	180,088,290	(728,116)
Ultra S&P500®	1,717,045,519	—	2,864,931	—	—	—	—	—	484,650,814	117,756,157	—	2,201,696,333	120,621,088
Ultra Semi conductors	33,460,839	—	—	—	—	—	—	—	14,606,625	(3,098,094)	—	48,067,464	(3,098,094)
Ultra SmallCap600	19,076,626	—	—	—	1,896	—	—	—	10,321,694	(3,261,626)	—	29,400,216	(3,261,626)
Ultra Technology	277,126,635	—	—	—	—	—	—	—	15,617,056	(1,759,037)	—	292,743,691	(1,759,037)
Ultra Telecommuni- cations	742,626	—	—	—	—	—	—	—	49,721	62,812	—	792,347	62,812
Ultra Utilities	10,504,371	—	—	—	—	—	—	—	3,634,003	745,565	—	14,138,374	745,565
UltraPro Dow30SM	291,597,130	—	1,014,905	—	—	—	—	—	163,914,679	36,810,614	—	455,511,809	37,825,519
UltraPro Financial Select Sector	32,650,754	—	—	—	—	—	—	—	4,498,965	(776,468)	—	37,149,719	(776,468)
UltraPro MidCap400	23,884,900	—	16,907	—	—	—	—	—	4,449,100	400,457	—	28,334,000	417,364
UltraPro Nasdaq Biotechnology	26,222,727	—	—	—	186	—	—	—	2,033,778	1,617,168	—	28,256,691	1,617,168
UltraPro QQQ	3,056,392,053	—	1,046,058	—	—	—	—	—	1,375,426,949	(121,616,264)	—	4,431,819,002	(120,570,206)
UltraPro Russell2000	79,242,720	—	235,766	—	2,563	—	—	—	34,717,308	(539,006)	—	113,962,591	(303,240)
UltraPro S&P500®	999,848,844	—	3,072,172	—	—	—	—	—	408,141,545	44,714,581	—	1,407,990,389	47,786,753
UltraPro Short 20+ Year Treasury	—	—	(8,297)	—	—	—	—	—	61,940,303	18,134,549	—	61,940,303	18,126,252

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 305

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Short Dow30SM	—	—	$61,133	—	—	$168,566,858	—	—	$42,546,917	$(41,294,346)	—	$211,113,775	$(41,233,213)
UltraPro Short Financial Select Sector	—	—	—	—	—	—	—	—	1,036,265	(402,303)	—	1,036,265	(402,303)
UltraPro Short MidCap400	—	—	29,601	—	—	—	—	—	1,738,501	15,997	—	1,738,501	45,598
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	—	—	—	2,009,404	(1,268,936)	—	2,009,404	(1,268,936)
UltraPro Short QQQ	—	—	135,461	—	—	624,356,214	—	—	50,043,653	(151,224,666)	—	674,399,867	(151,089,205)
UltraPro Short Russell2000	—	—	102,431	—	—	31,895,191	—	—	19,558,311	(4,860,654)	—	51,453,502	(4,758,223)
UltraPro Short S&P500®	—	—	1,296,548	—	—	404,876,141	—	—	28,008,129	(19,185,692)	—	432,884,270	(17,889,144)
UltraShort 7-10 Year Treasury	—	—	(11,858)	—	—	88,880,653	—	—	26,716,189	(1,470,577)	—	115,596,842	(1,482,435)
UltraShort 20+ Year Treasury	—	—	(130,839)	—	—	1,256,543,771	—	—	131,875,535	165,768,551	—	1,388,419,306	165,637,712
UltraShort Basic Materials	—	—	—	—	—	—	—	—	4,353,760	150,605	—	4,353,760	150,605
UltraShort Consumer Goods	—	—	—	—	—	—	—	—	1,553,286	(93,482)	—	1,553,286	(93,482)
UltraShort Consumer Services	—	—	—	—	—	—	—	—	1,310,944	(637,973)	—	1,310,944	(637,973)
UltraShort Dow30SM	—	—	176,952	—	—	119,665,776	—	—	27,096,233	(14,817,643)	—	146,762,009	(14,640,691)
UltraShort Financials	—	—	—	—	—	—	—	—	16,956,044	(2,182,445)	—	16,956,044	(2,182,445)
UltraShort FTSE China 50	—	—	—	—	—	2,990,174	—	—	24,805,963	627,357	—	27,796,137	627,357
UltraShort FTSE Europe	—	—	—	—	—	—	—	—	14,485,267	919,339	—	14,485,267	919,339
UltraShort Gold Miners	—	—	—	—	—	—	—	—	947,023	641,952	—	947,023	641,952
UltraShort Health Care	—	—	—	—	—	—	—	—	1,270,247	(153,893)	—	1,270,247	(153,893)
UltraShort Industrials	—	—	—	—	—	—	—	—	2,595,127	(41,874)	—	2,595,127	(41,874)
UltraShort MidCap400	—	—	49,719	—	—	—	—	—	3,672,513	(298,642)	—	3,672,513	(248,923)
UltraShort MSCI Brazil Capped	—	—	—	—	—	19,961,551	—	—	8,581,950	(14,868,805)	—	28,543,501	(14,868,805)
UltraShort MSCI EAFE	—	—	—	—	—	—	—	—	2,512,290	541,728	—	2,512,290	541,728
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	—	—	17,521,052	(579,716)	—	17,521,052	(579,716)
UltraShort MSCI Japan	—	—	—	—	—	—	—	—	2,353,489	74,979	—	2,353,489	74,979
UltraShort Nasdaq Biotechnology	—	—	—	—	—	1,993,449	—	—	25,157,118	(4,787,885)	—	27,150,567	(4,787,885)

306 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Oil & Gas	—	—	—	—	—	—	—	—	$17,879,500	$498,931	—	$17,879,500	$498,931
UltraShort QQQ	—	—	$238,816	—	—	$277,318,568	—	—	27,002,395	(55,283,028)	—	304,320,963	(55,044,212)
UltraShort Real Estate	—	—	—	—	—	—	—	—	22,534,890	(1,731,419)	—	22,534,890	(1,731,419)
UltraShort Russell2000	—	—	330,419	—	—	58,900,784	—	—	8,838,184	(1,086,476)	—	67,738,968	(756,057)
UltraShort S&P500®	—	—	4,161,175	—	—	724,027,054	—	—	50,832,708	(15,277,574)	—	774,859,762	(11,116,399)
UltraShort Semi conductors	—	—	—	—	—	—	—	—	4,077,949	(789,462)	—	4,077,949	(789,462)
UltraShort SmallCap600	—	—	—	—	—	—	—	—	2,964,296	(524,769)	—	2,964,296	(524,769)
UltraShort Technology	—	—	—	—	—	—	—	—	4,938,092	(875,482)	—	4,938,092	(875,482)
UltraShort Utilities	—	—	—	—	—	—	—	—	2,607,901	(125,961)	—	2,607,901	(125,961)

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2018, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 307

Fund Name	BNP Paribas Securities Corp., 2.00%, dated 11/30/2018 due 12/3/2018 (1)	BNP Paribas Securities Corp., 2.28%, dated 11/30/2018 due 12/3/2018 (2)	Credit Suisse Securities (USA) LLC, 2.23%, dated 11/30/2018 due 12/3/2018 (3)	ING Financial Markets LLC, 2.25.%, dated 11/30/2018 due 12/3/2018 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, dated 11/30/2018 due 12/3/2018 (5)	Total
Short 7-10 Year Treasury	$182,776	$5,502,159	$2,012,985	$3,220,776	$1,207,791	$12,126,487
Short 20+ Year Treasury	873,157	26,284,787	9,616,385	15,386,217	5,769,831	57,930,377
Short Basic Materials	9,224	277,631	101,572	162,516	60,943	611,886
Short Dow30SM	396,189	11,926,543	4,363,369	6,981,391	2,618,022	26,285,514
Short Financials	339,929	10,232,932	3,743,756	5,990,009	2,246,253	22,552,879
Short FTSE China 50	78,817	2,372,625	868,033	1,388,853	520,820	5,229,148
Short High Yield	519,863	15,649,513	5,725,431	9,160,690	3,435,259	34,490,756
Short MidCap400	260,307	7,836,029	2,866,840	4,586,944	1,720,104	17,270,224
Short MSCI EAFE	243,606	7,333,305	2,682,917	4,292,666	1,609,750	16,162,244
Short MSCI Emerging Markets	746,702	22,478,079	8,223,688	13,157,900	4,934,212	49,540,581
Short Oil & Gas	22,457	676,012	247,321	395,714	148,393	1,489,897
Short QQQ	687,673	20,701,144	7,573,589	12,117,743	4,544,153	45,624,302
Short Real Estate	136,095	4,096,896	1,498,865	2,398,183	899,319	9,029,358
Short Russell2000	565,149	17,012,769	6,224,184	9,958,694	3,734,510	37,495,306
Short S&P500®	1,742,613	52,458,154	19,192,007	30,707,212	11,515,204	115,615,190
Short SmallCap600	57,031	1,716,817	628,104	1,004,966	376,863	3,783,781
Ultra 7-10 Year Treasury	219,544	6,608,954	2,417,910	3,868,656	1,450,746	14,565,810
Ultra 20+ Year Treasury	67,603	2,035,074	744,540	1,191,263	446,724	4,485,204
Ultra Basic Materials	42,286	1,272,962	465,718	745,148	279,431	2,805,545
Ultra Consumer Goods	11,612	349,583	127,896	204,634	76,738	770,463
Ultra Consumer Services	46,882	1,411,308	516,332	826,131	309,800	3,110,453
Ultra Dow30SM	2,783,278	83,785,463	30,653,218	49,045,149	18,391,931	184,659,039
Ultra Financials	1,350,133	40,643,272	14,869,490	23,791,184	8,921,694	89,575,773
Ultra FTSE China 50	331,764	9,987,144	3,653,833	5,846,133	2,192,300	22,011,174
Ultra FTSE Europe	68,073	2,049,224	749,716	1,199,545	449,829	4,516,387
Ultra Gold Miners	10,620	319,692	116,961	187,137	70,176	704,586
Ultra Health Care	119,196	3,588,172	1,312,746	2,100,394	787,648	7,908,156
Ultra High Yield	10,620	319,683	116,957	187,132	70,174	704,566
Ultra Industrials	48,066	1,446,947	529,371	846,993	317,622	3,188,999
Ultra MidCap400	351,586	10,583,853	3,872,141	6,195,426	2,323,286	23,326,292
Ultra MSCI Brazil Capped	87,662	2,638,905	965,453	1,544,725	579,272	5,816,017
Ultra MSCI EAFE	71,602	2,155,435	788,574	1,261,718	473,144	4,750,473
Ultra MSCI Emerging Markets	312,523	9,407,941	3,441,930	5,507,088	2,065,158	20,734,640
Ultra MSCI Japan	65,537	1,972,883	721,788	1,154,858	433,072	4,348,138
Ultra Nasdaq Biotechnology	501,168	15,086,760	5,519,546	8,831,274	3,311,728	33,250,476
Ultra Oil & Gas	110,133	3,315,358	1,212,936	1,940,698	727,762	7,306,887
Ultra QQQ	4,671,341	140,622,116	51,447,116	82,315,385	30,868,270	309,924,228
Ultra Real Estate	322,340	9,703,436	3,550,038	5,680,060	2,130,023	21,385,897
Ultra Russell2000	448,441	13,499,489	4,938,837	7,902,140	2,963,302	29,752,209
Ultra S&P500®	7,304,913	219,900,921	80,451,556	128,722,490	48,270,934	484,650,814
Ultra Semiconductors	220,159	6,627,473	2,424,685	3,879,497	1,454,811	14,606,625
Ultra SmallCap600	155,573	4,683,269	1,713,391	2,741,426	1,028,035	10,321,694
Ultra Technology	235,389	7,085,936	2,592,416	4,147,865	1,555,450	15,617,056
Ultra Telecommunications	749	22,560	8,254	13,206	4,952	49,721
Ultra Utilities	54,774	1,648,858	603,241	965,185	361,945	3,634,003
UltraPro Dow30SM	2,470,609	74,373,110	27,209,675	43,535,480	16,325,805	163,914,679
UltraPro Financial Select Sector	67,811	2,041,318	746,824	1,194,918	448,094	4,498,965
UltraPro MidCap400	67,059	2,018,693	738,546	1,181,674	443,128	4,449,100
UltraPro Nasdaq Biotechnology	30,654	922,787	337,605	540,169	202,563	2,033,778
UltraPro QQQ	20,731,161	624,073,340	228,319,515	365,311,224	136,991,709	1,375,426,949

308 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	BNP Paribas Securities Corp., 2.00%, dated 11/30/2018 due 12/3/2018 (1)	BNP Paribas Securities Corp., 2.28%, dated 11/30/2018 due 12/3/2018 (2)	Credit Suisse Securities (USA) LLC, 2.23%, dated 11/30/2018 due 12/3/2018 (3)	ING Financial Markets LLC, 2.25.%, dated 11/30/2018 due 12/3/2018 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, dated 11/30/2018 due 12/3/2018 (5)	Total
UltraPro Russell2000	$523,278	$15,752,306	$5,763,039	$9,220,862	$3,457,823	$34,717,308
UltraPro S&P500®	6,151,725	185,186,322	67,751,093	108,401,749	40,650,656	408,141,545
UltraPro Short 20+ Year Treasury	933,597	28,104,213	10,282,029	16,451,247	6,169,217	61,940,303
UltraPro Short Dow30SM	641,290	19,304,840	7,062,745	11,300,394	4,237,648	42,546,917
UltraPro Short Financial Select Sector	15,619	470,185	172,019	275,230	103,212	1,036,265
UltraPro Short MidCap400	26,204	788,811	288,589	461,743	173,154	1,738,501
UltraPro Short Nasdaq Biotechnology	30,287	911,728	333,559	533,695	200,135	2,009,404
UltraPro Short QQQ	754,284	22,706,338	8,307,198	13,291,515	4,984,318	50,043,653
UltraPro Short Russell2000	294,793	8,874,206	3,246,660	5,194,656	1,947,996	19,558,311
UltraPro Short S&P500®	422,153	12,708,146	4,649,322	7,438,915	2,789,593	28,008,129
UltraShort 7-10 Year Treasury	402,681	12,121,954	4,434,861	7,095,778	2,660,915	26,716,189
UltraShort 20+ Year Treasury	1,987,698	59,835,970	21,891,208	35,025,934	13,134,725	131,875,535
UltraShort Basic Materials	65,622	1,975,434	722,720	1,156,352	433,632	4,353,760
UltraShort Consumer Goods	23,412	704,773	257,844	412,550	154,707	1,553,286
UltraShort Consumer Services	19,759	594,816	217,615	348,185	130,569	1,310,944
UltraShort Dow30SM	408,408	12,294,391	4,497,948	7,196,717	2,698,769	27,096,233
UltraShort Financials	255,570	7,693,477	2,814,687	4,503,499	1,688,811	16,956,044
UltraShort FTSE China 50	373,889	11,255,225	4,117,765	6,588,425	2,470,659	24,805,963
UltraShort FTSE Europe	218,330	6,572,409	2,404,540	3,847,264	1,442,724	14,485,267
UltraShort Gold Miners	14,274	429,693	157,205	251,528	94,323	947,023
UltraShort Health Care	19,146	576,350	210,860	337,376	126,515	1,270,247
UltraShort Industrials	39,115	1,177,489	430,789	689,262	258,472	2,595,127
UltraShort MidCap400	55,354	1,666,331	609,633	975,414	365,781	3,672,513
UltraShort MSCI Brazil Capped	129,352	3,893,894	1,424,595	2,279,352	854,757	8,581,950
UltraShort MSCI EAFE	37,867	1,139,903	417,038	667,260	250,222	2,512,290
UltraShort MSCI Emerging Markets	264,087	7,949,838	2,908,477	4,653,564	1,745,086	17,521,052
UltraShort MSCI Japan	35,473	1,067,850	390,677	625,083	234,406	2,353,489
UltraShort Nasdaq Biotechnology	379,181	11,414,555	4,176,057	6,681,691	2,505,634	25,157,118
UltraShort Oil & Gas	269,489	8,112,477	2,967,979	4,748,767	1,780,788	17,879,500
UltraShort QQQ	406,993	12,251,814	4,482,371	7,171,794	2,689,423	27,002,395
UltraShort Real Estate	339,658	10,224,770	3,740,769	5,985,231	2,244,462	22,534,890
UltraShort Russell2000	133,213	4,010,155	1,467,130	2,347,408	880,278	8,838,184
UltraShort S&P500®	766,177	23,064,357	8,438,179	13,501,087	5,062,908	50,832,708
UltraShort Semiconductors	61,465	1,850,290	676,935	1,083,097	406,162	4,077,949
UltraShort SmallCap600	44,679	1,344,992	492,070	787,312	295,243	2,964,296
UltraShort Technology	74,430	2,240,564	819,718	1,311,549	491,831	4,938,092
UltraShort Utilities	39,308	1,183,285	432,909	692,654	259,745	2,607,901
	$66,910,309	$2,014,211,465	$736,906,633	$1,179,050,618	$442,143,982	$4,439,223,007

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2018 as follows:

(1)  U.S. Treasury Notes, 1.50% to 2.88%, due 8/15/2020 to 10/31/2022, which had an aggregate value at the Trust level of $69,461,169.

(2)  U.S. Treasury Bills, 0%, due 12/27/2018 to 3/28/2019; U.S. Treasury Bonds, 0% to 8%, due 2/15/2019 to 11/15/2048; U.S. Treasury Notes, 0.13% to 3.63%, due 12/31/2018 to 1/15/2028, which had an aggregate value at the Trust level of $2,091,000,048.

(3)  U.S. Treasury Bills, 0%, due 12/6/2018 to 4/4/2019; U.S. Treasury Bond, 0.75%, due 2/15/2042; U.S. Treasury Notes, 0.13% to 3.63%, due 1/31/2019 to 11/15/2027, which had an aggregate value at the Trust level of $765,142,287.

(4)  Federal Farm Credit Bank, 3.50%, due 12/20/2023; Federal Home Loan Bank, 0% to 3.25%, due 1/2/2019 to 11/16/2028; Federal Home Loan Mortgage Corp., 1.13% to 6.25%, due 3/27/2019 to 7/15/2032; Federal National Mortgage Association, 0% to 6.63%, due 1/2/2019 to 11/15/2030; U.S. Treasury Notes, 0.75% to 3.63%, due 7/15/2019 to 11/15/2028, which had an aggregate value at the Trust level of $1,224,000,242.

(5)  U.S. Treasury Bonds, 0% to 4.25%, due 2/15/2030 to 11/15/2040; U.S. Treasury Note, 2.75%, due 7/31/2023, which had an aggregate value at the Trust level of $459,000,071.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 309

Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to (lower rated) debt instruments (also known as "junk bonds"), that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective.

In connection with its management of certain series of the Trust included in this report (ProShares UltraPro Dow30SM, ProShares UltraPro Financial Select Sector, ProShares UltraPro MidCap400, ProShares UltraPro Nasdaq Biotechnology, ProShares UltraPro QQQ, ProShares UltraPro Russell2000, ProShares UltraPro S&P500® , ProShares UltraPro Short NASDAQ Biotechnology, ProShares UltraPro Short QQQ, ProShares UltraPro Short S&P500® , ProShares UltraShort Basic Materials, ProShares UltraShort Dow30SM, ProShares UltraShort Financials, ProShares UltraShort MidCap400, ProShares UltraShort QQQ, ProShares UltraShort S&P500® , ProShares UltraShort SmallCap600 and ProShares UltraShort Utilities (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra Basic Materials	116%
Ultra Dow30SM	145%
Ultra Utilities	119%
UltraPro Dow30SM	229%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract

310 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately 1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the security, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 311

contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the

312 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2018 contractually terminate within 26 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the

Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2018

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Short 7-10 Year Treasury	$1,510,764		Short 7-10 Year Treasury	$2,875
		Short 20+ Year Treasury	24,683,262		Short 20+ Year Treasury	52,336
		Short Basic Materials	104,814		Short Basic Materials	—
		Short Dow30SM	51,159		Short Dow30SM	10,898,717
		Short Financials	—		Short Financials	1,123,198
		Short FTSE China 50	124,073		Short FTSE China 50	124,008
		Short High Yield	—		Short High Yield	14,555,724
		Short MidCap400	72,910		Short MidCap400	690,054
		Short MSCI EAFE	839,926		Short MSCI EAFE	47,424
		Short MSCI Emerging Markets	995,850		Short MSCI Emerging Markets	2,262,877
		Short Oil & Gas	37,530		Short Oil & Gas	132,901
		Short QQQ	4,686,068		Short QQQ	18,375,056
		Short Real Estate	—		Short Real Estate	445,422
		Short Russell2000	11,124,450		Short Russell2000	6,553,920
		Short S&P500®	20,000,687		Short S&P500®	49,447,762
		Short SmallCap600	9,201		Short SmallCap600	568,029
		Ultra 7-10 Year Treasury	1,031		Ultra 7-10 Year Treasury	541,085
		Ultra 20+ Year Treasury	4,364		Ultra 20+ Year Treasury	2,697,305
		Ultra Basic Materials	342,580		Ultra Basic Materials	3,747,189
		Ultra Consumer Goods	192,005		Ultra Consumer Goods	372,308
		Ultra Consumer Services	1,722,948		Ultra Consumer Services	531,048

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 313

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Ultra Dow30SM	$29,290,400		Ultra Dow30SM	$37,366,002
		Ultra Financials	45,196,425		Ultra Financials	49,852
		Ultra FTSE China 50	2,651,051		Ultra FTSE China 50	3,018,594
		Ultra FTSE Europe	9,957		Ultra FTSE Europe	1,384,617
		Ultra Gold Miners	—		Ultra Gold Miners	1,244,000
		Ultra Health Care	11,079,025		Ultra Health Care	—
		Ultra High Yield	35,363		Ultra High Yield	13,407
		Ultra Industrials	708,698		Ultra Industrials	1,653,304
		Ultra MidCap400	1,912,660		Ultra MidCap400	1,638,530
		Ultra MSCI Brazil Capped	—		Ultra MSCI Brazil Capped	5,702,594
		Ultra MSCI EAFE	402,362		Ultra MSCI EAFE	2,374,724
		Ultra MSCI Emerging Markets	162,320		Ultra MSCI Emerging Markets	3,601,229
		Ultra MSCI Japan	—		Ultra MSCI Japan	532,934
		Ultra Nasdaq Biotechnology	7,912,023		Ultra Nasdaq Biotechnology	2,468,075
		Ultra Oil & Gas	1,544,501		Ultra Oil & Gas	5,368,050
		Ultra QQQ	64,970,656		Ultra QQQ	52,607,348
		Ultra Real Estate	8,923,965		Ultra Real Estate	2,382,079
		Ultra Russell2000	2,032,246		Ultra Russell2000	2,760,362
		Ultra S&P500®	154,398,024		Ultra S&P500®	33,776,936
		Ultra Semiconductors	245,008		Ultra Semiconductors	3,343,102
		Ultra SmallCap600	456,787		Ultra SmallCap600	3,718,413
		Ultra Technology	13,463,079		Ultra Technology	15,222,116
		Ultra Telecommunications	98,541		Ultra Telecommunications	35,729
		Ultra Utilities	764,604		Ultra Utilities	19,039
		UltraPro Dow30SM	40,003,853		UltraPro Dow30SM	2,178,334
		UltraPro Financial Select Sector	1,749,907		UltraPro Financial Select Sector	2,526,375
		UltraPro MidCap400	1,185,255		UltraPro MidCap400	767,891
		UltraPro Nasdaq Biotechnology	2,120,721		UltraPro Nasdaq Biotechnology	503,553
		UltraPro QQQ	301,431,029		UltraPro QQQ	422,001,235
		UltraPro Russell2000	6,306,912		UltraPro Russell2000	6,610,152
		UltraPro S&P500®	116,562,189		UltraPro S&P500®	68,775,436
		UltraPro Short 20+ Year Treasury	18,134,549		UltraPro Short 20+ Year Treasury	8,297
		UltraPro Short Dow30SM	647,263		UltraPro Short Dow30SM	41,880,476
		UltraPro Short Financial Select Sector	—		UltraPro Short Financial Select Sector	402,303
		UltraPro Short MidCap400	232,188		UltraPro Short MidCap400	186,590

314 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		UltraPro Short Nasdaq Biotechnology	$25,142		UltraPro Short Nasdaq Biotechnology	$1,294,078
		UltraPro Short QQQ	10,253,479		UltraPro Short QQQ	161,342,684
		UltraPro Short Russell2000	5,210,232		UltraPro Short Russell2000	9,968,455
		UltraPro Short S&P500®	22,831,166		UltraPro Short S&P500®	40,720,310
		UltraShort 7-10 Year Treasury	644,811		UltraShort 7-10 Year Treasury	2,127,246
		UltraShort 20+ Year Treasury	165,768,551		UltraShort 20+ Year Treasury	130,839
		UltraShort Basic Materials	325,019		UltraShort Basic Materials	174,414
		UltraShort Consumer Goods	34,895		UltraShort Consumer Goods	128,377
		UltraShort Consumer Services	—		UltraShort Consumer Services	637,973
		UltraShort Dow30SM	611,162		UltraShort Dow30SM	15,251,853
		UltraShort Financials	746,185		UltraShort Financials	2,928,630
		UltraShort FTSE China 50	1,821,189		UltraShort FTSE China 50	1,193,832
		UltraShort FTSE Europe	970,667		UltraShort FTSE Europe	51,328
		UltraShort Gold Miners	874,777		UltraShort Gold Miners	232,825
		UltraShort Health Care	—		UltraShort Health Care	153,893
		UltraShort Industrials	156,715		UltraShort Industrials	198,589
		UltraShort MidCap400	67,890		UltraShort MidCap400	316,813
		UltraShort MSCI Brazil Capped	8,646		UltraShort MSCI Brazil Capped	14,877,451
		UltraShort MSCI EAFE	544,506		UltraShort MSCI EAFE	2,778
		UltraShort MSCI Emerging Markets	158,250		UltraShort MSCI Emerging Markets	737,966
		UltraShort MSCI Japan	289,325		UltraShort MSCI Japan	214,346
		UltraShort Nasdaq Biotechnology	75,784		UltraShort Nasdaq Biotechnology	4,863,669
		UltraShort Oil & Gas	1,401,378		UltraShort Oil & Gas	902,447
		UltraShort QQQ	5,955,501		UltraShort QQQ	60,999,713
		UltraShort Real Estate	—		UltraShort Real Estate	1,731,419
		UltraShort Russell2000	6,716,176		UltraShort Russell2000	7,472,233
		UltraShort S&P500®	35,415,640		UltraShort S&P500®	46,532,039
		UltraShort Semiconductors	60,769		UltraShort Semiconductors	850,231
		UltraShort SmallCap600	11,987		UltraShort SmallCap600	536,756
		UltraShort Technology	2,238		UltraShort Technology	877,720
		UltraShort Utilities	208,777		UltraShort Utilities	334,738

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 315

  The Effect of Derivative Instruments on the Statements of Operations for the Six Month Ended November 30, 2018

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on Expiration or closing of: futures contracts and non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation)on: Futures contracts and Non-exchange traded swap agreements	Short 7-10 Year Treasury	$(361,804)	$1,090,332
		Short 20+ Year Treasury	(13,207,314)	39,933,697
		Short Basic Materials	—	117,966
		Short Dow30SM	(10,500,464)	(2,305,394)
		Short Financials	—	(310,788)
		Short FTSE China 50	(658,002)	1,059,540
		Short High Yield	—	(1,221,535)
		Short MidCap400	(611,954)	505,291
		Short MSCI EAFE	(784,058)	3,445,991
		Short MSCI Emerging Markets	(2,690,871)	17,961,833
		Short Oil & Gas	—	207,179
		Short QQQ	(46,744,194)	43,752,945
		Short Real Estate	(814,718)	141,287
		Short Russell2000	(35,898,596)	49,344,701
		Short S&P500®	(242,962,219)	195,130,828
		Short SmallCap600	(226,761)	315,838
		Ultra 7-10 Year Treasury	(143,631)	(254,062)
		Ultra 20+ Year Treasury	979,692	(2,696,083)
		Ultra Basic Materials	(5,458,125)	(1,475,120)
		Ultra Consumer Goods	76,567	380,881
		Ultra Consumer Services	3,309,214	(1,860,132)
		Ultra Dow30SM	56,417,888	(43,621,479)
		Ultra Financials	(18,634,832)	12,772,795
		Ultra FTSE China 50	(7,343,759)	(1,114,907)
		Ultra FTSE Europe	(1,088,441)	(957,827)
		Ultra Gold Miners	(1,167,859)	(640,043)
		Ultra Health Care	3,002,494	10,918,832
		Ultra High Yield	48,015	(47,864)
		Ultra Industrials	2,461,761	(3,254,341)
		Ultra MidCap400	4,042,816	(11,934,631)
		Ultra MSCI Brazil Capped	(988,303)	3,107,027
		Ultra MSCI EAFE	—	(1,977,765)
		Ultra MSCI Emerging Markets	(6,297,368)	(1,882,150)
		Ultra MSCI Japan	(629,556)	(757,668)
		Ultra Nasdaq Biotechnology	(12,948,682)	2,624,770
		Ultra Oil & Gas	(1,892,946)	(17,539,019)
		Ultra QQQ	138,709,844	(212,715,841)
		Ultra Real Estate	4,634,688	2,936,490
		Ultra Russell2000	3,514,613	(20,599,639)
		Ultra S&P500®	1,619,051	17,478,067
316 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on Expiration or closing of: futures contracts and non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation)on: Futures contracts and Non-exchange traded swap agreements	Ultra Semiconductors	$(5,658,751)	$(8,867,549)
		Ultra SmallCap600	4,528,515	(7,474,150)
		Ultra Technology	3,331,132	(33,708,006)
		Ultra Telecommunications	70,059	208,508
		Ultra Utilities	946,563	288,113
		UltraPro Dow30SM	28,627,042	24,113,418
		UltraPro Financial Select Sector	(2,691,514)	905,583
		UltraPro MidCap400	(1,907,311)	(2,115,339)
		UltraPro Nasdaq Biotechnology	(594,171)	1,087,028
		UltraPro QQQ	339,054,126	(665,152,808)
		UltraPro Russell2000	7,490,076	(33,841,246)
		UltraPro S&P500®	35,720,327	(1,294,495)
		UltraPro Short 20+ Year Treasury	(8,040,500)	19,727,933
		UltraPro Short Dow30SM	(28,906,977)	322,766
		UltraPro Short Financial Select Sector	(441,191)	149,678
		UltraPro Short MidCap400	(16,736)	140,777
		UltraPro Short Nasdaq Biotechnology	—	(484,888)
		UltraPro Short QQQ	(153,084,145)	136,408,172
		UltraPro Short Russell2000	(18,100,056)	25,093,393
		UltraPro Short S&P500®	(254,214,668)	228,530,774
		UltraShort 7-10 Year Treasury	9,177,372	(7,307,640)
		UltraShort 20+ Year Treasury	16,089,384	150,439,677
		UltraShort Basic Materials	(2,643,238)	3,342,716
		UltraShort Consumer Goods	—	(252,956)
		UltraShort Consumer Services	—	(189,522)
		UltraShort Dow30SM	(36,604,035)	21,687,473
		UltraShort Financials	—	(957,493)
		UltraShort FTSE China 50	(10,683,061)	13,936,955
		UltraShort FTSE Europe	(9,000,087)	12,259,513
		UltraShort Gold Miners	—	633,935
		UltraShort Health Care	(360,045)	77,766
		UltraShort Industrials	—	(11,556)
		UltraShort MidCap400	(565,695)	741,424
		UltraShort MSCI Brazil Capped	7,082,034	(18,991,756)
		UltraShort MSCI EAFE	—	530,967
		UltraShort MSCI Emerging Markets	(3,141,779)	6,494,699
		UltraShort MSCI Japan	—	592,963
		UltraShort Nasdaq Biotechnology	—	(1,679,025)
		UltraShort Oil & Gas	1,545,244	3,974,323
		UltraShort QQQ	(63,929,903)	57,704,557
		UltraShort Real Estate	(3,114,146)	266,768
		UltraShort Russell2000	(22,216,102)	33,281,332

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 317

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on Expiration or closing of: futures contracts and non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation)on: Futures contracts and Non-exchange traded swap agreements	UltraShort S&P500®	$(362,255,540)	$320,636,260
		UltraShort Semiconductors	—	323,676
		UltraShort SmallCap600	(91,892)	210,725
		UltraShort Technology	—	58,868
		UltraShort Utilities	—	(972,555)

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2018, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and passive foreign investment companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the most recent tax years ended October 31, 2018 and October 31, 2017, were as follows:

	Year Ended October 31, 2018				Year Ended October 31, 2017
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Short 7-10 Year Treasury	$270,654	—	—	$270,654	—	—	—	—
Short 20+ Year Treasury	2,615,033	—	—	2,615,033	—	—	—	—
Short Basic Materials	3,369	—	—	3,369	—	—	—	—
Short Dow30SM	1,449,088	—	—	1,449,088	—	—	—	—
Short Financials	29,203	—	—	29,203	—	—	—	—
Short FTSE China 50	418	—	—	418	—	—	—	—

318 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Year Ended October 31, 2018				Year Ended October 31, 2017
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Short High Yield	$585,920	—	—	$585,920	—	—	—	—
Short MidCap400	27,937	—	—	27,937	—	—	—	—
Short MSCI EAFE	27,798	—	—	27,798	—	—	—	—
Short MSCI Emerging Markets	517,939	—	—	517,939	—	—	—	—
Short Oil & Gas	—	—	—	—	—	—	—	—
Short QQQ	2,544,953	—	—	2,544,953	—	—	—	—
Short Real Estate	11,152	—	—	11,152	—	—	—	—
Short Russell2000	2,009,001	—	—	2,009,001	—	—	—	—
Short S&P500®	11,356,424	—	—	11,356,424	—	—	—	—
Ultra 7-10 Year Treasury	501,586	—	—	501,586	$369,228	—	—	$369,228
Ultra 20+ Year Treasury	496,843	—	—	496,843	474,179	—	—	474,179
Ultra Basic Materials	321,674	—	—	321,674	271,501	—	—	271,501
Ultra Consumer Goods	69,249	—	—	69,249	85,757	—	—	85,757
Ultra Consumer Services	29,664	—	—	29,664	33,816	—	—	33,816
Ultra Dow30SM	3,205,978	—	—	3,205,978	2,972,385	—	—	2,972,385
Ultra Financials	7,711,532	—	—	7,711,532	5,377,051	—	—	5,377,051
Ultra Health Care	328,485	—	—	328,485	—	—	—	—
Ultra High Yield	92,716	—	—	92,716	81,036	—	—	81,036
Ultra Industrials	59,533	—	—	59,533	64,518	—	—	64,518
Ultra MidCap400	583,248	—	—	583,248	348,415	—	—	348,415
Ultra Oil & Gas	1,653,385	—	—	1,653,385	2,681,516	—	—	2,681,516
Ultra QQQ	—	—	—	—	896,995	—	—	896,995
Ultra Real Estate	2,028,845	—	—	2,028,845	1,472,861	—	—	1,472,861
Ultra Russell2000	331,146	—	—	331,146	333,876	—	—	333,876
Ultra S&P500®	13,327,748	—	—	13,327,748	7,489,312	—	—	7,489,312
Ultra Semiconductors	376,190	—	—	376,190	169,827	—	—	169,827
Ultra SmallCap600	1,710	—	—	1,710	17,036	—	—	17,036
Ultra Technology	504,025	—	—	504,025	59,699	—	—	59,699
Ultra Telecommunications	19,187	—	—	19,187	72,909	—	—	72,909
Ultra Utilities	306,781	—	—	306,781	223,352	—	—	223,352
UltraPro Dow30SM	2,504,133	—	—	2,504,133	161,837	—	—	161,837
UltraPro Financial Select Sector	182,790	—	—	182,790	27,292	—	—	27,292
UltraPro MidCap400	8,483	—	—	8,483	4,590	—	—	4,590
UltraPro Russell2000	—	—	—	—	37,781	—	—	37,781
UltraPro S&P500®	3,227,041	—	—	3,227,041	—	—	—	—
UltraPro Short 20+ Year Treasury	129,386	—	—	129,386	—	—	—	—
UltraPro Short Dow30SM	1,701,109	—	—	1,701,109	—	—	—	—
UltraPro Short Financial Select Sector	1,865	—	—	1,865	—	—	—	—
UltraPro Short QQQ	6,952,361	—	—	6,952,361	—	—	—	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 319

	Year Ended October 31, 2018				Year Ended October 31, 2017
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraPro Short Russell2000	$444,709	—	—	$444,709	—	—	—	—
UltraPro Short S&P500®	6,118,804	—	—	6,118,804	—	—	—	—
UltraShort 7-10 Year Treasury	349,744	—	—	349,744	—	—	—	—
UltraShort 20+ Year Treasury	9,628,641	—	—	9,628,641	—	—	—	—
UltraShort Consumer Goods	9,196	—	—	9,196	—	—	—	—
UltraShort Consumer Services	7,263	—	—	7,263	—	—	—	—
UltraShort Dow30SM	1,397,292	—	—	1,397,292	—	—	—	—
UltraShort Health Care	113	—	—	113	—	—	—	—
UltraShort Industrials	6,189	—	—	6,189	—	—	—	—
UltraShort MidCap400	12,690	—	—	12,690	—	—	—	—
UltraShort MSCI Brazil Capped	45	—	—	45	—	—	—	—
UltraShort MSCI EAFE	1,415	—	—	1,415	—	—	—	—
UltraShort MSCI Emerging Markets	34,652	—	—	34,652	—	—	—	—
UltraShort Nasdaq Biotechnology	32,278	—	—	32,278	—	—	—	—
UltraShort Oil & Gas	11,387	—	—	11,387	—	—	—	—
UltraShort QQQ	3,001,488	—	—	3,001,488	—	—	—	—
UltraShort Real Estate	47,790	—	—	47,790	—	—	—	—
UltraShort Russell2000	645,715	—	—	645,715	—	—	—	—
UltraShort S&P500®	9,731,670	—	—	9,731,670	—	—	—	—
UltraShort Semiconductors	13,955	—	—	13,955	—	—	—	—
UltraShort SmallCap600	9,042	—	—	9,042	—	—	—	—
UltraShort Technology	10,212	—	—	10,212	—	—	—	—

At October 31, 2018 (the Funds' most recent tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short 7-10 Year Treasury	$63,687	—	$(10,029,129)	$1,972,038
Short 20+ Year Treasury	696,768	—	(685,865,669)	33,523,720
Short Basic Materials	1,712	—	(7,464,474)	184,888
Short Dow30SM	349,264	—	(320,309,517)	(15,439,511)
Short Financials	20,234	—	(81,574,898)	(511,997)
Short FTSE China 50	6,015	—	(10,609,940)	(203,947)
Short High Yield	142,736	—	(38,857,697)	(15,066,408)
Short MidCap400	12,310	—	(40,099,953)	(621,766)
Short MSCI EAFE	43,742	—	(112,419,194)	305,500
Short MSCI Emerging Markets	268,359	—	(180,878,268)	9,174,775
Short Oil & Gas	—	—	(5,351,776)	(132,196)
Short QQQ	731,925	—	(405,901,217)	(53,434,320)

320 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short Real Estate	$10,421	—	$(25,805,945)	$(838,308)
Short Russell2000	419,027	—	(538,112,363)	(14,505,995)
Short S&P500®	2,441,916	—	(2,384,974,278)	(159,191,906)
Short SmallCap600	—	—	(35,109,905)	(721,330)
Ultra 7-10 Year Treasury	74,327	—	(134,506,582)	(2,604,274)
Ultra 20+ Year Treasury	63,084	—	(8,169,077)	(4,817,103)
Ultra Basic Materials	—	—	—	(13,697,003)
Ultra Consumer Goods	—	—	—	(983,728)
Ultra Consumer Services	—	—	—	1,085,098
Ultra Dow30SM	—	—	—	37,236,734
Ultra Financials	1,220,153	—	(16,651,338)	166,060,331
Ultra FTSE China 50	—	$312,905	—	(5,100,683)
Ultra FTSE Europe	—	208,619	—	(1,221,795)
Ultra Gold Miners	—	—	(5,285,675)	(2,282,891)
Ultra Health Care	—	—	—	(1,320,349)
Ultra High Yield	7,833	—	(51,747)	46,146
Ultra Industrials	—	—	—	(1,647,474)
Ultra MidCap400	39,913	—	(141,061,404)	(8,167,083)
Ultra MSCI Brazil Capped	—	—	(6,541,247)	(6,464,341)
Ultra MSCI EAFE	—	—	(5,884,304)	(1,992,081)
Ultra MSCI Emerging Markets	—	—	(3,236,164)	(9,480,940)
Ultra MSCI Japan	—	547,764	—	(470,436)
Ultra Nasdaq Biotechnology	—	—	(50,590,152)	(75,329,090)
Ultra Oil & Gas	—	—	(42,845,248)	(23,427,417)
Ultra QQQ	—	—	(1,106,734)	11,006,712
Ultra Real Estate	—	—	—	932,659
Ultra Russell2000	58,776	—	(168,741,383)	(18,902,624)
Ultra S&P500®	—	—	—	(121,185,493)
Ultra Semiconductors	—	—	—	(10,375,375)
Ultra SmallCap600	—	—	—	(4,031,375)
Ultra Technology	—	—	—	(9,260,237)
Ultra Telecommunications	14,022	—	(704,298)	134,556
Ultra Utilities	1,264	—	(511,624)	1,078,491
UltraPro Dow30SM	—	—	—	48,821,556
UltraPro Financial Select Sector	—	—	—	(5,684,739)
UltraPro MidCap400	—	—	—	(3,205,433)
UltraPro Nasdaq Biotechnology	—	—	(27,239,980)	(6,783,052)
UltraPro QQQ	—	—	(2,451,338)	(36,177,174)
UltraPro Russell2000	—	—	—	(10,411,862)
UltraPro S&P500®	—	—	—	(32,554,416)
UltraPro Short 20+ Year Treasury	62,594	—	(113,814,444)	22,505,316
UltraPro Short Dow30SM	433,269	—	(391,611,885)	(59,224,836)
UltraPro Short Financial Select Sector	997	—	(7,237,199)	(628,202)
UltraPro Short MidCap400	357	—	(25,147,204)	224,823
UltraPro Short Nasdaq Biotechnology	—	—	(2,408,566)	(643,037)
UltraPro Short QQQ	1,719,659	—	(1,133,931,748)	(296,526,729)
UltraPro Short Russell2000	83,786	—	(256,652,790)	(13,753,056)
UltraPro Short S&P500®	1,181,247	—	(1,913,238,973)	(154,316,787)
UltraShort 7-10 Year Treasury	128,935	—	(281,895,930)	10,987,317

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 321

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort 20+ Year Treasury	$2,040,133	—	$(5,636,824,858)	$221,503,878
UltraShort Basic Materials	—	—	(80,390,939)	(2,110,439)
UltraShort Consumer Goods	2,897	—	(9,677,378)	(52,011)
UltraShort Consumer Services	1,994	—	(27,221,655)	(576,465)
UltraShort Dow30SM	306,906	—	(606,831,436)	(45,150,357)
UltraShort Financials	—	—	(461,754,195)	(379,023)
UltraShort FTSE China 50	20,796	—	(225,805,804)	(5,295,881)
UltraShort FTSE Europe	17,377	—	(199,611,258)	(8,219,170)
UltraShort Gold Miners	—	—	(1,087,172)	731,535
UltraShort Health Care	1,039	—	(9,157,384)	(384,808)
UltraShort Industrials	2,259	—	(17,346,688)	155,667
UltraShort MidCap400	4,872	—	(58,236,532)	(629,844)
UltraShort MSCI Brazil Capped	33,892	—	(51,312,112)	(15,274,069)
UltraShort MSCI EAFE	2,562	—	(22,436,842)	586,322
UltraShort MSCI Emerging Markets	25,513	—	(159,694,881)	(1,037,113)
UltraShort MSCI Japan	—	—	(27,249,783)	266,761
UltraShort Nasdaq Biotechnology	39,035	—	(52,292,581)	(1,594,029)
UltraShort Oil & Gas	21,140	—	(125,704,686)	1,340,697
UltraShort QQQ	726,589	—	(1,335,537,959)	(111,742,263)
UltraShort Real Estate	27,346	—	(274,657,888)	(2,762,014)
UltraShort Russell2000	122,456	—	(688,227,260)	(14,863,824)
UltraShort S&P500®	1,957,289	—	(4,324,545,665)	(234,291,036)
UltraShort Semiconductors	3,825	—	(33,143,267)	(490,328)
UltraShort SmallCap600	3,374	—	(27,170,822)	(503,664)
UltraShort Technology	4,160	—	(23,091,088)	(985,241)
UltraShort Utilities	—	—	(10,709,512)	182,751

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

As of October 31, 2018 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, are not subject to expiration, and must be utilized prior to certain, older CLCFs, which are treated as short-term capital losses regardless of whether the originating capital loss was short-term or long-term and do carry an expiration date.

At October 31, 2018, (the Funds' most recent tax year end), the following Funds had available CLCFs:

	Expiring October 31, 2019	Expiring October 31, 2020	No Expiration Date	Total
Short 7-10 Year Treasury	—	—	$10,029,129	$10,029,129
Short 20+ Year Treasury	$84,404,610	—	601,461,059	685,865,669
Short Basic Materials	—	—	7,464,474	7,464,474
Short Dow30SM	36,036,617	—	284,272,900	320,309,517
Short Financials	—	—	81,574,898	81,574,898
Short FTSE China 50	—	—	10,609,940	10,609,940
Short High Yield	—	—	38,857,697	38,857,697
Short MidCap400	4,855,600	—	35,244,353	40,099,953
Short MSCI EAFE	312,450	—	112,106,744	112,419,194
Short MSCI Emerging Markets	17,217,308	—	163,660,960	180,878,268
Short Oil & Gas	2,060,582	—	3,291,194	5,351,776
Short QQQ	61,405,117	—	344,496,100	405,901,217

322 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expiring October 31, 2019	Expiring October 31, 2020	No Expiration Date	Total
Short Real Estate	$433,111	—	$25,372,834	$25,805,945
Short Russell2000	47,621,957	—	490,490,406	538,112,363
Short S&P500®	299,866,646	—	2,085,107,632	2,384,974,278
Short SmallCap600	2,717,874	—	32,392,031	35,109,905
Ultra 7-10 Year Treasury	—	—	134,506,582	134,506,582
Ultra 20+ Year Treasury	—	—	8,169,077	8,169,077
Ultra Financials	16,651,338	—	—	16,651,338
Ultra Gold Miners	—	—	5,221,259	5,221,259
Ultra High Yield	—	—	51,747	51,747
Ultra MidCap400	—	—	141,061,404	141,061,404
Ultra MSCI Brazil Capped	628,038	—	5,913,209	6,541,247
Ultra MSCI EAFE	—	—	5,884,304	5,884,304
Ultra MSCI Emerging Markets	—	—	3,236,164	3,236,164
Ultra Nasdaq Biotechnology	—	—	49,396,490	49,396,490
Ultra Oil & Gas	—	—	42,845,248	42,845,248
Ultra Russell2000	—	—	168,741,383	168,741,383
Ultra Telecommunications	—	—	704,298	704,298
Ultra Utilities	—	—	511,624	511,624
UltraPro Nasdaq Biotechnology	—	—	27,128,554	27,128,554
UltraPro Short 20+ Year Treasury	—	—	113,814,444	113,814,444
UltraPro Short Dow30SM	4,829,732	—	386,782,153	391,611,885
UltraPro Short Financial Select Sector	—	—	7,237,199	7,237,199
UltraPro Short MidCap400	1,324,062	—	23,823,142	25,147,204
UltraPro Short Nasdaq Biotechnology	—	—	2,408,566	2,408,566
UltraPro Short QQQ	33,201,124	—	1,100,730,624	1,133,931,748
UltraPro Short Russell2000	5,215,974	—	251,436,816	256,652,790
UltraPro Short S&P500®	146,815,109	—	1,766,423,864	1,913,238,973
UltraShort 7-10 Year Treasury	143,647,522	—	138,248,408	281,895,930
UltraShort 20+ Year Treasury	665,676,662	—	4,971,148,196	5,636,824,858
UltraShort Basic Materials	3,390,037	—	77,000,902	80,390,939
UltraShort Consumer Goods	2,851,138	—	6,826,240	9,677,378
UltraShort Consumer Services	9,718,804	—	17,502,851	27,221,655
UltraShort Dow30SM	125,976,993	—	480,854,443	606,831,436
UltraShort Financials	—	—	461,754,195	461,754,195
UltraShort FTSE China 50	—	—	225,805,804	225,805,804
UltraShort FTSE Europe	9,069,132	—	190,542,126	199,611,258
UltraShort Gold Miners	—	—	1,084,084	1,084,084
UltraShort Health Care	767,590	—	8,389,794	9,157,384
UltraShort Industrials	—	—	17,346,688	17,346,688
UltraShort MidCap400	11,668,164	—	46,568,368	58,236,532
UltraShort MSCI Brazil Capped	—	—	51,312,112	51,312,112
UltraShort MSCI EAFE	3,521,302	—	18,915,540	22,436,842
UltraShort MSCI Emerging Markets	9,114,905	—	150,579,976	159,694,881
UltraShort MSCI Japan	5,554,931	—	21,694,852	27,249,783
UltraShort Nasdaq Biotechnology	—	—	52,292,581	52,292,581
UltraShort Oil & Gas	31,249,573	—	94,455,113	125,704,686
UltraShort QQQ	344,692,522	—	990,845,437	1,335,537,959
UltraShort Real Estate	76,086,424	—	198,571,464	274,657,888
UltraShort Russell2000	109,741,367	—	578,485,893	688,227,260
UltraShort S&P500®	880,883,563	—	3,443,662,102	4,324,545,665

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 323

	Expiring October 31, 2019	Expiring October 31, 2020	No Expiration Date	Total
UltraShort Semiconductors	$7,733,357	—	$25,409,910	$33,143,267
UltraShort SmallCap600	6,372,373	—	20,798,449	27,170,822
UltraShort Technology	4,601,521	—	18,489,567	23,091,088
UltraShort Utilities	1,225,902	—	9,482,489	10,708,391

At October 31, 2018, (the Funds' most recent tax year end), the following Funds utilized CLCFs, had CLCFs expire un-utilized and/or elected to defer late-year ordinary losses to November 1, 2018:

Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
Short 7-10 Year Treasury	$814,095	—	—
Short 20+ Year Treasury	21,128,068	$56,583,949	—
Short Basic Materials	—	429,630	—
Short Dow30SM	—	74,285,143	—
Short Financials	—	34,680,899	—
Short FTSE China 50	—	1,040,187	—
Short MidCap400	—	16,663,813	—
Short MSCI EAFE	—	18,597,569	—
Short Oil & Gas	—	2,720,603	—
Short QQQ	—	59,184,627	—
Short Real Estate	—	3,968,005	—
Short Russell2000	—	85,827,210	—
Short S&P500®	—	396,002,468	—
Short SmallCap600	—	9,744,816	—
Ultra Basic Materials	965,695	—	—
Ultra Financials	31,802,262	—	—
Ultra FTSE China 50	4,805,331	—	—
Ultra FTSE Europe	1,717,540	—	—
Ultra Gold Miners	—	—	$64,416
Ultra High Yield	209,966	—	—
Ultra MidCap400	22,180,848	—	—
Ultra MSCI Brazil Capped	2,365,383	542,934	—
Ultra MSCI EAFE	4,354,164	—	—
Ultra MSCI Emerging Markets	6,349,507	—	—
Ultra Nasdaq Biotechnology	—	—	1,193,662
Ultra Oil & Gas	7,472,936	—	—
Ultra QQQ	—	—	1,106,734
Ultra Russell2000	39,443,665	—	—
Ultra Telecommunications	38,888	—	—
Ultra Utilities	181,383	—	—
UltraPro Nasdaq Biotechnology	1,302,684	—	111,426
UltraPro QQQ	—	—	2,451,338
UltraPro Short 20+ Year Treasury	128,643	—	—
UltraPro Short Dow30SM	—	9,009,922	—
UltraPro Short MidCap400	—	2,821,723	—
UltraPro Short QQQ	—	13,723,268	—
UltraPro Short Russell2000	—	13,054,940	—
UltraPro Short S&P500®	—	80,591,829	—
UltraShort 7-10 Year Treasury	6,531,263	28,917,167	—
UltraShort 20+ Year Treasury	2,088,065	664,186,865	—
UltraShort Basic Materials	—	110,459,179	—

324 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
UltraShort Consumer Goods	—	$14,284,380	—
UltraShort Consumer Services	—	34,794,753	—
UltraShort Dow30SM	—	278,053,840	—
UltraShort Financials	—	249,724,456	—
UltraShort FTSE China 50	—	131,146,062	—
UltraShort FTSE Europe	—	34,453,744	—
UltraShort Gold Miners	—	—	$3,088
UltraShort Health Care	—	2,787,142	—
UltraShort Industrials	—	21,300,428	—
UltraShort MidCap400	—	19,240,979	—
UltraShort MSCI Brazil Capped	—	3,153,137	—
UltraShort MSCI EAFE	—	7,928,513	—
UltraShort MSCI Emerging Markets	—	59,526,996	—
UltraShort MSCI Japan	—	6,349,708	—
UltraShort Nasdaq Biotechnology	—	416,580	—
UltraShort Oil & Gas	—	103,023,193	—
UltraShort QQQ	—	546,154,861	—
UltraShort Real Estate	—	530,523,856	—
UltraShort Russell2000	—	371,431,305	—
UltraShort S&P500®	—	1,614,347,476	—
UltraShort Semiconductors	—	21,740,228	—
UltraShort SmallCap600	—	18,395,839	—
UltraShort Technology	—	17,058,910	—
UltraShort Utilities	—	3,786,581	1,121

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 325

For the period ended November 30, 2018, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short 7-10 Year Treasury	0.75%	0.10%	$12,992	—	—	0.95%	September 30, 2019
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2019
Short Basic Materials	0.75	0.10	6,384	$851	$22,939	0.95	September 30, 2019
Short Dow30SM	0.75	0.10	34,291	—	—	0.95	September 30, 2019
Short Financials	0.75	0.10	28,629	—	—	0.95	September 30, 2019
Short FTSE China 50	0.75	0.10	22,864	3,049	5,578	0.95	September 30, 2019
Short High Yield	0.75	0.10	26,119	—	—	0.95	September 30, 2019
Short MidCap400	0.75	0.10	29,145	—	—	0.95	September 30, 2019
Short MSCI EAFE	0.75	0.10	26,035	—	—	0.95	September 30, 2019
Short MSCI Emerging Markets	0.75	0.10	15,262	—	—	0.95	September 30, 2019
Short Oil & Gas	0.75	0.10	6,182	824	23,356	0.95	September 30, 2019
Short QQQ	0.75	0.10	114,711	—	—	0.95	September 30, 2019
Short Real Estate	0.75	0.10	30,642	—	—	0.95	September 30, 2019
Short Russell2000	0.75	0.10	97,641	—	—	0.95	September 30, 2019
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2019
Short SmallCap600	0.75	0.10	15,295	2,039	13,639	0.95	September 30, 2019
Ultra 7-10 Year Treasury	0.75	0.10	37,469	—	—	0.95	September 30, 2019
Ultra 20+ Year Treasury	0.75	0.10	38,576	—	—	0.95	September 30, 2019
Ultra Basic Materials	0.75	0.10	48,180	—	—	0.95	September 30, 2019
Ultra Consumer Goods	0.75	0.10	32,167	4,289	13,257	0.95	September 30, 2019
Ultra Consumer Services	0.75	0.10	46,991	—	—	0.95	September 30, 2019
Ultra Dow30SM	0.75	0.10	25,413	—	—	0.95	September 30, 2019
Ultra Financials	0.75	0.10	—	—	—	0.95	September 30, 2019
Ultra FTSE China 50	0.75	0.10	38,047	—	—	0.95	September 30, 2019
Ultra FTSE Europe	0.75	0.10	28,823	—	—	0.95	September 30, 2019
Ultra Gold Miners	0.75	0.10	30,692	4,092	11,124	0.95	September 30, 2019
Ultra Health Care	0.75	0.10	54,183	—	—	0.95	September 30, 2019
Ultra High Yield	0.75	0.10	12,225	1,630	57,462	0.95	September 30, 2019
Ultra Industrials	0.75	0.10	49,905	—	—	0.95	September 30, 2019
Ultra MidCap400	0.75	0.10	43,664	—	—	0.95	September 30, 2019
Ultra MSCI Brazil Capped	0.75	0.10	30,127	—	—	0.95	September 30, 2019
Ultra MSCI EAFE	0.75	0.10	29,146	—	—	0.95	September 30, 2019
Ultra MSCI Emerging Markets	0.75	0.10	29,355	—	—	0.95	September 30, 2019
Ultra MSCI Japan	0.75	0.10	29,577	—	—	0.95	September 30, 2019
Ultra Nasdaq Biotechnology	0.75	0.10	170,906	—	—	0.95	September 30, 2019
Ultra Oil & Gas	0.75	0.10	59,001	—	—	0.95	September 30, 2019
Ultra QQQ	0.75	0.10	342,050	—	—	0.95	September 30, 2019
Ultra Real Estate	0.75	0.10	55,231	—	—	0.95	September 30, 2019
Ultra Russell2000	0.75	0.10	332,636	—	—	0.95	September 30, 2019
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2019
Ultra Semiconductors	0.75	0.10	48,227	—	—	0.95	September 30, 2019
Ultra SmallCap600	0.75	0.10	59,633	—	—	0.95	September 30, 2019
Ultra Technology	0.75	0.10	45,198	—	—	0.95	September 30, 2019
Ultra Telecommunications	0.75	0.10	7,530	1,004	38,090	0.95	September 30, 2019
Ultra Utilities	0.75	0.10	45,785	—	—	0.95	September 30, 2019
UltraPro Dow30SM	0.75	0.10	19,737	—	—	0.95	September 30, 2019

326 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraPro Financial Select Sector	0.75%	0.10%	$48,612	—	—	0.95%	September 30, 2019
UltraPro MidCap400	0.75	0.10	59,688	—	—	0.95	September 30, 2019
UltraPro Nasdaq Biotechnology	0.75	0.10	66,123	—	—	0.95	September 30, 2019
UltraPro QQQ	0.75	0.10	567,543	—	—	0.95	September 30, 2019
UltraPro Russell2000	0.75	0.10	353,631	—	—	0.95	September 30, 2019
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2019
UltraPro Short 20+ Year Treasury	0.75	0.10	11,189	—	—	0.95	September 30, 2019
UltraPro Short Dow30SM	0.75	0.10	32,681	—	—	0.95	September 30, 2019
UltraPro Short Financial Select Sector	0.75	0.10	3,881	$517	$26,269	0.95	September 30, 2019
UltraPro Short MidCap400	0.75	0.10	7,220	963	24,134	0.95	September 30, 2019
UltraPro Short Nasdaq Biotechnology	0.75	0.10	12,368	1,649	15,963	0.95	September 30, 2019
UltraPro Short QQQ	0.75	0.10	156,370	—	—	0.95	September 30, 2019
UltraPro Short Russell2000	0.75	0.10	47,756	—	—	0.95	September 30, 2019
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2019
UltraShort 7-10 Year Treasury	0.75	0.10	1,540	—	—	0.95	September 30, 2019
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2019
UltraShort Basic Materials	0.75	0.10	18,434	2,458	10,388	0.95	September 30, 2019
UltraShort Consumer Goods	0.75	0.10	9,421	1,256	19,701	0.95	September 30, 2019
UltraShort Consumer Services	0.75	0.10	4,240	565	26,109	0.95	September 30, 2019
UltraShort Dow30SM	0.75	0.10	44,068	—	—	0.95	September 30, 2019
UltraShort Financials	0.75	0.10	32,058	—	—	0.95	September 30, 2019
UltraShort FTSE China 50	0.75	0.10	38,995	—	—	0.95	September 30, 2019
UltraShort FTSE Europe	0.75	0.10	29,004	—	—	0.95	September 30, 2019
UltraShort Gold Miners	0.75	0.10	10,650	1,420	18,104	0.95	September 30, 2019
UltraShort Health Care	0.75	0.10	3,553	474	26,429	0.95	September 30, 2019
UltraShort Industrials	0.75	0.10	9,083	1,211	20,171	0.95	September 30, 2019
UltraShort MidCap400	0.75	0.10	13,146	1,753	17,129	0.95	September 30, 2019
UltraShort MSCI Brazil Capped	0.75	0.10	26,822	—	—	0.95	September 30, 2019
UltraShort MSCI EAFE	0.75	0.10	12,643	1,686	15,818	0.95	September 30, 2019
UltraShort MSCI Emerging Markets	0.75	0.10	29,733	—	—	0.95	September 30, 2019
UltraShort MSCI Japan	0.75	0.10	20,715	2,762	6,755	0.95	September 30, 2019
UltraShort Nasdaq Biotechnology	0.75	0.10	36,064	—	—	0.95	September 30, 2019
UltraShort Oil & Gas	0.75	0.10	29,526	—	—	0.95	September 30, 2019
UltraShort QQQ	0.75	0.10	105,347	—	—	0.95	September 30, 2019
UltraShort Real Estate	0.75	0.10	37,446	—	—	0.95	September 30, 2019
UltraShort Russell2000	0.75	0.10	59,582	—	—	0.95	September 30, 2019
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2019
UltraShort Semiconductors	0.75	0.10	12,955	1,727	16,202	0.95	September 30, 2019
UltraShort SmallCap600	0.75	0.10	8,874	1,183	21,150	0.95	September 30, 2019
UltraShort Technology	0.75	0.10	11,855	1,581	17,359	0.95	September 30, 2019
UltraShort Utilities	0.75	0.10	17,792	2,372	10,191	0.95	September 30, 2019

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2018. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recapture. Any amounts recouped by the
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 327

Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2018, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2019	2020	2021	2022	2023	2024	Recoupment
Short 7-10 Year Treasury	$71,478	$84,790	$77,466	$37,209	$30,777	$7,901	$309,621
Short Basic Materials	84,361	89,314	83,218	68,669	60,770	10,048	396,380
Short Dow30SM	85,730	122,796	75,022	80,629	56,819	10,553	431,549
Short Financials	78,620	89,064	78,621	60,938	56,880	9,397	373,520
Short FTSE China 50	86,890	105,803	87,428	63,961	64,014	10,476	418,572
Short High Yield	90,021	87,689	32,137	74,384	47,725	9,589	341,545
Short MidCap400	46,552	101,429	68,728	54,461	59,003	9,232	339,405
Short MSCI EAFE	38,609	109,596	81,321	75,099	50,861	8,446	363,932
Short MSCI Emerging Markets	46,344	47,858	81,480	53,542	33,973	2,922	266,119
Short Oil & Gas	83,999	90,741	84,209	62,887	61,322	10,082	393,240
Short QQQ	183,455	233,406	274,650	239,709	217,677	40,091	1,188,988
Short Real Estate	81,400	90,383	80,148	59,167	60,323	10,045	381,466
Short Russell2000	343,588	399,196	311,512	249,456	199,443	30,851	1,534,046
Short SmallCap600	82,583	80,665	82,083	53,416	60,957	10,350	370,054
Ultra 7-10 Year Treasury	225	301,560	97,675	62,536	71,959	12,048	546,003
Ultra 20+ Year Treasury	112,878	117,517	113,192	76,690	73,005	13,124	506,406
Ultra Basic Materials	133,618	133,780	119,544	88,772	101,200	14,883	591,797
Ultra Consumer Goods	141,953	123,914	133,569	97,284	106,550	16,089	619,359
Ultra Consumer Services	140,388	121,105	144,953	96,358	110,784	14,433	628,021
Ultra Dow30SM	111,163	116,980	129,031	59,625	42,175	9,551	468,525
Ultra Financials	117,017	87,854	115,816	—	—	—	320,687
Ultra FTSE China 50	94,549	124,083	97,217	68,253	87,846	12,212	484,160
Ultra FTSE Europe	77,927	81,145	85,820	53,612	57,464	9,761	365,729
Ultra Gold Miners	—	42,932	81,240	88,673	91,694	15,239	319,778
Ultra Health Care	148,373	126,289	170,796	93,516	119,750	17,732	676,456
Ultra High Yield	153,421	154,099	156,423	144,442	143,367	23,765	775,517
Ultra Industrials	148,544	118,794	146,680	99,560	117,943	14,654	646,175
Ultra MidCap400	—	114,172	129,296	86,553	98,454	19,121	447,596
Ultra MSCI Brazil Capped	96,173	91,271	83,614	57,727	57,780	9,985	396,550
Ultra MSCI EAFE	83,399	89,290	74,839	58,174	58,330	9,980	374,012
Ultra MSCI Emerging Markets	84,081	106,459	80,090	53,106	55,431	10,365	389,532
Ultra MSCI Japan	87,589	82,399	82,285	54,716	58,663	9,931	375,583
Ultra Nasdaq Biotechnology	352,254	529,605	561,494	352,874	357,572	56,736	2,210,535
Ultra Oil & Gas	129,945	177,389	174,554	121,239	107,939	19,965	731,031
Ultra QQQ	486,230	616,655	561,942	491,411	627,801	122,887	2,906,926
Ultra Real Estate	168,740	128,235	148,427	100,745	122,540	17,542	686,229
Ultra Russell2000	1,116,585	374,496	391,774	678,331	826,508	110,366	3,498,060
Ultra Semiconductors	121,028	123,797	124,455	80,179	96,820	16,494	562,773
Ultra SmallCap600	249,407	96,586	155,955	115,280	150,594	20,404	788,226
Ultra Technology	146,728	152,665	158,577	93,230	134,585	16,345	702,130
Ultra Telecommunications	124,140	124,376	125,319	93,855	91,919	15,655	575,264
Ultra Utilities	123,901	129,009	125,663	94,203	92,407	14,589	579,772
UltraPro Dow30SM	122,763	126,559	140,127	90,215	19,082	13,872	512,618
UltraPro Financial Select Sector	126,411	147,516	143,647	116,132	101,976	15,647	651,329
UltraPro MidCap400	170,523	108,670	157,746	79,187	135,605	18,739	670,470
UltraPro Nasdaq Biotechnology	—	23,638	180,238	126,025	141,396	21,792	493,089

328 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount Eligible for
Fund	2019	2020	2021	2022	2023	2024	Recoupment
UltraPro QQQ	$427,542	$706,840	$723,093	$561,314	$963,595	$231,340	$3,613,724
UltraPro Russell2000	623,676	492,844	391,157	812,931	764,947	119,686	3,205,241
UltraPro Short 20+ Year Treasury	70,203	79,018	75,991	22,335	22,175	3,766	273,488
UltraPro Short Dow30SM	81,395	105,834	76,852	39,960	91,602	11,226	406,869
UltraPro Short Financial Select Sector	82,107	85,426	88,904	71,708	62,784	10,179	401,108
UltraPro Short MidCap400	84,692	89,478	89,110	62,493	65,192	10,702	401,667
UltraPro Short Nasdaq Biotechnology	—	12,765	58,530	56,113	57,809	9,602	194,819
UltraPro Short QQQ	248,710	293,276	315,811	359,287	290,662	52,486	1,560,232
UltraPro Short Russell2000	114,253	144,666	120,714	103,833	112,751	15,502	611,719
UltraShort 7-10 Year Treasury	38,615	85,893	61,402	3,327	—	1,679	190,916
UltraShort Basic Materials	77,153	91,231	86,014	64,799	63,073	10,257	392,527
UltraShort Consumer Goods	84,323	89,557	86,611	64,050	61,744	10,137	396,422
UltraShort Consumer Services	83,711	95,919	85,905	64,734	62,218	10,291	402,778
UltraShort Dow30SM	87,817	133,867	89,137	77,135	82,051	13,107	483,114
UltraShort Financials	77,065	117,490	77,079	67,185	61,995	10,416	411,230
UltraShort FTSE China 50	120,606	152,896	111,517	90,082	76,673	12,988	564,762
UltraShort FTSE Europe	59,504	89,329	75,218	62,101	55,794	9,485	351,431
UltraShort Gold Miners	—	42,813	59,955	57,840	62,810	10,008	233,426
UltraShort Health Care	84,447	92,376	85,211	62,982	61,997	10,114	397,127
UltraShort Industrials	84,088	95,818	84,536	61,627	61,531	10,109	397,709
UltraShort MidCap400	81,399	90,108	87,634	61,997	64,164	10,612	395,914
UltraShort MSCI Brazil Capped	91,059	88,159	76,394	63,937	54,325	9,062	382,936
UltraShort MSCI EAFE	93,615	91,412	85,135	59,845	61,180	10,017	401,204
UltraShort MSCI Emerging Markets	89,273	96,601	76,996	62,095	59,291	9,481	393,737
UltraShort MSCI Japan	93,687	92,490	82,432	57,556	60,345	9,939	396,449
UltraShort Nasdaq Biotechnology	86,262	158,156	143,818	85,111	67,576	11,076	551,999
UltraShort Oil & Gas	68,373	93,112	76,555	62,586	57,364	9,779	367,769
UltraShort QQQ	276,534	322,567	288,533	246,278	213,623	35,063	1,382,598
UltraShort Real Estate	76,577	145,534	92,020	76,125	68,322	12,394	470,972
UltraShort Russell2000	211,140	225,267	172,946	152,686	127,910	19,211	909,160
UltraShort Semiconductors	84,678	91,302	86,559	61,295	62,679	10,266	396,779
UltraShort SmallCap600	82,593	88,808	87,727	60,768	62,947	10,294	393,137
UltraShort Technology	84,637	94,212	85,165	63,735	62,504	10,197	400,450
UltraShort Utilities	85,144	93,012	84,495	60,181	60,800	10,069	393,701

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 329

and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $185,000 annual retainer (paid in quarterly increments) for services provided as a Board member, plus a quarterly in-person meeting fee of $10,000, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. None of the Funds had any transaction fees for the years ended November 30, 2018 or May 31, 2017.

11. Investment Transactions

For the period ended November 30, 2018, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the ProShares Ultra 20+ Treasury, ProShares Ultra 7-10 Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Ultra 7-10 Year Treasury	$70,861,090	$48,905,775
Ultra 20+ Year Treasury	50,725,589	43,705,052
Ultra Basic Materials	35,352,390	11,327,582
Ultra Consumer Goods	6,588,369	124,692
Ultra Consumer Services	21,944,311	1,159,491
Ultra Dow30SM	180,259,599	71,671,555
Ultra Financials	14,230,164	58,703,440
Ultra Gold Miners	—	1,002,555
Ultra Health Care	74,272,145	5,139,328
Ultra High Yield	19,989	338,395
Ultra Industrials	7,490,302	593,963
Ultra MidCap400	15,834,582	13,773,428
Ultra Nasdaq Biotechnology	14,900,015	14,990,470
Ultra Oil & Gas	2,897,770	2,435,269

330 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Purchases	Sales
Ultra QQQ	$1,399,383,757	$23,643,495
Ultra Real Estate	93,761,506	5,312,553
Ultra Russell2000	31,949,445	61,695,740
Ultra S&P500®	2,303,621,906	65,788,445
Ultra Semiconductors	10,256,111	13,550,679
Ultra SmallCap600	24,983,214	2,313,782
Ultra Technology	313,127,128	12,045,056
Ultra Telecommunications	2,381,009	5,137,688
Ultra Utilities	218,129	260,903
UltraPro Dow30SM	147,838,900	1,495,351
UltraPro Financial Select Sector	340,966	515,608
UltraPro MidCap400	24,296,682	3,123,814
UltraPro Nasdaq Biotechnology	11,348,455	1,283,279
UltraPro QQQ	4,083,899,768	92,226,710
UltraPro Russell2000	141,524,368	15,794,368
UltraPro S&P500®	1,202,921,451	29,867,163

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2018, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra Basic Materials	$30,286,753	$366,845
Ultra Consumer Goods	9,675,077	155,766
Ultra Consumer Services	30,297,695	2,311,032
Ultra Dow30SM	297,984,230	35,203,088
Ultra Financials	76,547,327	28,253,204
Ultra Health Care	95,353,565	5,299,608
Ultra Industrials	16,283,201	368,373
Ultra MidCap400	39,224,831	3,337,999
Ultra Nasdaq Biotechnology	101,995,655	13,831,941
Ultra Oil & Gas	21,020,140	283,210
Ultra QQQ	1,621,839,001	266,847,587
Ultra Real Estate	103,145,950	1,208,943
Ultra Russell2000	28,191,956	4,139,098
Ultra S&P500®	2,657,711,548	233,224,702
Ultra Semiconductors	22,223,538	1,508,903
Ultra SmallCap600	29,036,019	2,329,989
Ultra Technology	398,192,152	26,914,893
Ultra Utilities	1,173,117	58,565
UltraPro Dow30SM	409,128,123	10,941,475
UltraPro Financial Select Sector	21,776,381	395,668
UltraPro MidCap400	26,233,640	1,246,016
UltraPro Nasdaq Biotechnology	17,131,911	922,090
UltraPro QQQ	3,550,723,592	325,207,630
UltraPro Russell2000	159,670,560	6,062,935
UltraPro S&P500®	1,462,872,155	71,278,406

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 331

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2018, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra Consumer Services	$4,644,258
Ultra Dow30SM	16,785,010
Ultra Gold Miners	684,278
Ultra Health Care	58,076,098
Ultra Industrials	1,849,002
Ultra MidCap400	23,164,822
Ultra Nasdaq Biotechnology	53,659,543
Ultra Oil & Gas	18,389,385
Ultra QQQ	246,984,286
Ultra Real Estate	6,496,476
Ultra Russell2000	17,787,905
Ultra S&P500®	193,067,193
Ultra Semiconductors	1,278,020
Ultra SmallCap600	3,024,007
Ultra Technology	95,423,095
Ultra Telecommunications	926,606
UltraPro Dow30SM	82,336,236
UltraPro Financial Select Sector	6,630,598
UltraPro Nasdaq Biotechnology	3,206,779
UltraPro Russell2000	16,778,040
UltraPro S&P500®	89,031,453

13. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

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•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly, in amount, and possibly even direction, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund's correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and the Index and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At November 30, 2018, the ProShares Ultra FTSE China 50, ProShares Ultra MSCI EAFE, ProShares Ultra Telecommunications, ProShares UltraPro Nasdaq Biotechnology, ProShares UltraPro Short 20+ Year Treasury, ProShares UltraPro Short MidCap400, ProShares UltraPro Short Russell2000, ProShares UltraShort FTSE China 50, ProShares UltraShort Gold Miners, ProShares UltraShort Industrials, ProShares UltraShort MSCI EAFE, ProShares UltraShort Oil & Gas and ProShares UltraShort Russell2000 had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 333

currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

•  Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

14. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects risk of loss to be remote.

15. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment adviser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relating to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

16. Investment Company Modernization

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other Commission disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments include, among other items, to require presentation of the total, rather than the components, of distributable earnings on the balance sheet, to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions and to delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. The adoption had no effect on the Funds' net assets or results of operations. In connection with implementing the changes noted above, the distributions to shareholders during the fiscal year ended May 31, 2018, which were previously reported as distributions from net investment income, have been reclassified as distributions from distributable earnings to conform to the current period presentation on the Statements of Changes in Net Assets.

334 :: NOVEMBER 30, 2018 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

17. New Accounting Pronouncements

On August 28, 2018, the FASB issued ASU 2018-13, "Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

18. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2018 :: 335

At a meeting held on September 27 - 28, 2018, the Board of Trustees (the "Board"), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement"), each for certain series of ProShares, between the Trust, on behalf of each of its operational series ( "Existing Funds"), and ProShare Advisors LLC (the "Advisor"). Certain Existing Funds are designed to track, before fees and expenses, the performance of an underlying index (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Existing Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Existing Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds"). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day, not for any other period.

At a meeting held on June 6, 2018, the Board unanimously approved the Unitary Fee Agreement with respect to two new series of the Trust, the ProShares Online Retail ETF and the ProShares Pet Care ETF (the "New Funds"). The Existing Funds and the New Funds are each referred to below as "Funds". The ProShares Online Retail ETF commenced operations on July 13, 2018 and the ProShares Pet Care ETF commenced operations on November 5, 2018.

The Board, including all of the Independent Trustees, determined that the terms of the Advisory Agreement and the Unitary Fee Agreement for each applicable Fund were fair and reasonable and in the best interests of such Fund and its shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement and the Unitary Fee Agreement, including:

(i)  information about the advisory services that (a) were being provided by the Advisor with respect to the Existing Funds and (b) were proposed to be provided by the Advisor with respect to the New Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the various Funds;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year with respect to the Existing Funds, and the proposed contractual fees with respect to the New Funds;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods with respect to the Existing Funds;

(vi)  performance information for prior periods with respect to the Existing Funds;

(vii)   comparative industry fee data;

(viii)   information about fees and other amounts that (a) were received by the Advisor and its affiliates for non-advisory services with respect to the Existing Funds, and (b) were proposed to be received by the Advisor and its affiliates for non-advisory services with respect to the New Funds;

(ix)  information regarding the Advisor's trade allocation and best execution policies and procedures;

(x)  information about the financial condition of the Advisor; and

(xi)   information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures.

The Board evaluated this information and was advised by legal counsel to the Funds, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations. In addition, the Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds or were proposed to be paid by the New Funds. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 27 - 28, 2018, the Board regularly considers matters bearing on the Existing Funds and their investment advisory, administration and distribution arrangements, including the Existing Funds' investment results and performance data, at their regular meetings throughout the year. The Board's conclusions with respect to the renewal of any Advisory Agreement or Unitary Fee Agreement with respect to a Fund may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of the information that was provided and considered factors they deemed relevant, including, among other things:

(i)   the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)   the costs of the services provided and the profits realized by the Advisor from its relationship with the Existing Funds;

(iii)   the investment performance of the Existing Funds; and

(iv)   the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

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Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services (i) performed by the Advisor with respect to the Existing Funds and (ii) to be performed by the Advisor with respect to the New Funds. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and, with respect to the Existing Funds, the Advisor's success in achieving the investment objectives of each Existing Fund;

•  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

•  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years;

•  information regarding allocation of Existing Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds; and

•  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board also reviewed the Advisor's compliance program, including specific activities associated with the Existing Funds, as well as compliance activities to be performed with respect to the New Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that (i) the investment advisory services provided by the Advisor with respect to each Existing Fund, and the investment advisory services to be provided by the Advisor with respect to the New Funds, were of high quality or, in the case of the New Funds, expected to be of high quality, (ii) the Advisor successfully achieved the investment goals of the Existing Funds, (iii) the Advisor's services benefited the Existing Funds' shareholders, particularly in light of the nature of the Existing Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Existing Funds and to be provided to the New Funds.

Comparison of Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Existing Funds and expected to be provided to the New Funds by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. Notwithstanding this challenge, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own, and took note that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant comparing management and expense information for each Fund to that of a peer group determined by the consultant. The Board reviewed peer group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board noted that, by design, certain Funds are in some respects unique and therefore no ETF or mutual fund was a perfect comparison for such Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Existing Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.

The Board considered and discussed the fees charged and the services provided by the Advisor as sub-advisor.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) :: 337

The Board recognized that it is difficult to make comparisons of fees because there are variations in the services that are included in the fees paid by other ETFs and funds, but concluded that the Funds' advisory or unitary fee rates were reasonable given the services provided (or proposed to be provided in the case of the New Funds).

Profitability

The Board considered the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Existing Funds.

The Board recognized that it is difficult to compare the Advisor's profitability to that of other managers because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers' operating profits and net income are typically reported net of distribution and marketing expenses. The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Existing Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Existing Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2018, as applicable. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Existing Funds that are Matching Funds or Geared Funds, the correlation of such Existing Fund's performance with the performance of its underlying benchmark (or relevant inverse or multiple thereof) was a more meaningful factor than the Existing Fund's total return.

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds. The Independent Trustees also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Existing Funds but concluded that such benefits were relatively insignificant.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, the ProShares Short Term USD Emerging Markets Bond ETF, which pays 0.50%, the ProShares Inflation Expectations ETF, which pays 0.55%, and the ProShares CDS Short North American HY Credit ETF, which pays 0.65%), and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2019. The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time.

Conclusions

The Board, including all of the Independent Trustees, concluded that, with respect to each Existing Fund, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Existing Funds. With respect to the New Funds, the Board, including all of the Independent Trustees, concluded that it was in the best interests of the New Funds to approve the Unitary Fee Agreement. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

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Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2018 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2018. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2018

As of October 31, 2018, the Funds federal tax information is as follow:

Funds	QDI	DRD	QII
Short 7-10 Year Treasury	0.00%	0.00%	27.08%
Short 20+ Year Treasury	0.00	0.00	100.00
Short Basic Materials	0.00	0.00	0.00
Short Dow30SM	0.00	0.00	100.00
Short Financials	0.00	0.00	17.18
Short FTSE China 50	0.00	0.00	0.00
Short High Yield	0.00	0.00	66.87
Short MidCap400	0.00	0.00	0.00
Short MSCI EAFE	0.00	0.00	62.99
Short MSCI Emerging Markets	0.00	0.00	75.04
Short QQQ	0.00	0.00	100.00
Short Real Estate	0.00	0.00	0.00
Short Russell2000	0.00	0.00	96.61
Short S&P500®	0.00	0.00	100.00
Ultra 7-10 Year Treasury	0.00	0.00	91.03
Ultra 20+ Year Treasury	0.00	0.00	87.81
Ultra Basic Materials	100.00	100.00	0.00
Ultra Consumer Goods	100.00	100.00	0.00
Ultra Consumer Services	100.00	100.00	0.00
Ultra Dow30SM	100.00	100.00	0.00
Ultra Financials	100.00	100.00	0.05
Ultra Health Care	100.00	100.00	0.00
Ultra High Yield	0.00	0.00	55.95
Ultra Industrials	100.00	100.00	0.00
Ultra MidCap400	100.00	100.00	0.00
Ultra Oil & Gas	100.00	100.00	0.00
Ultra Real Estate	0.44	0.44	0.00
Ultra Russell2000	100.00	100.00	0.00
Ultra S&P500®	100.00	100.00	0.02
Ultra Semiconductors	100.00	100.00	0.00
Ultra SmallCap600	100.00	100.00	0.00
Ultra Technology	100.00	100.00	0.00
Ultra Telecommunications	100.00	100.00	0.00
Ultra Utilities	100.00	100.00	0.00
UltraPro Dow30SM	100.00	100.00	0.00
UltraPro Financial Select Sector	100.00	100.00	0.00
UltraPro MidCap400	100.00	100.00	0.00
UltraPro S&P500®	100.00	100.00	0.00
UltraPro Short 20+ Year Treasury	0.00	0.00	0.00
UltraPro Short Dow30SM	0.00	0.00	92.08
UltraPro Short Financial Select Sector	0.00	0.00	0.00
UltraPro Short QQQ	0.00	0.00	100.00
UltraPro Short Russell2000	0.00	0.00	56.59

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 339

Funds	QDI	DRD	QII
UltraPro Short S&P500®	0.00%	0.00%	98.77%
UltraShort 7-10 Year Treasury	0.00	0.00	88.30
UltraShort 20+ Year Treasury	0.00	0.00	100.00
UltraShort Consumer Goods	0.00	0.00	0.00
UltraShort Consumer Services	0.00	0.00	0.00
UltraShort Dow30SM	0.00	0.00	93.86
UltraShort Health Care	0.00	0.00	0.00
UltraShort Industrials	0.00	0.00	0.00
UltraShort MidCap400	0.00	0.00	0.00
UltraShort MSCI Brazil Capped	0.00	0.00	100.00
UltraShort MSCI EAFE	0.00	0.00	0.00
UltraShort MSCI Emerging Markets	0.00	0.00	42.46
UltraShort Nasdaq Biotechnology	0.00	0.00	100.00
UltraShort Oil & Gas	0.00	0.00	0.00
UltraShort QQQ	0.00	0.00	99.71
UltraShort Real Estate	0.00	0.00	84.54
UltraShort Russell2000	0.00	0.00	67.36
UltraShort S&P500®	0.00	0.00	100.00
UltraShort Semiconductors	0.00	0.00	0.00
UltraShort SmallCap600	0.00	0.00	0.00
UltraShort Technology	0.00	0.00	0.00

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2018, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short Term Gains.

Funds with Equalization

For the tax year ended October 31, 2018, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Funds	Long-Term
Ultra FTSE China 50	$6,089,528
Ultra FTSE Europe	1,456,309
Ultra MSCI Japan	535,463
Ultra S&P500®	3,079,603
UltraPro Dow30SM	273,203
UltraPro QQQ	17,457,696
UltraPro S&P500®	1,996,112

340 :: MISC. INFORMATION (UNAUDITED)PROSHARES TRUST

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 341

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"QQQ", "NASDAQ-100®" and "NASDAQ Biotechnology Index®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®", "S&P®", "S&P 500®", "S&P MidCap 400®", "S&P SmallCap 600®", "Standard & Poor's 500®", "S&P 500® VIX® Short-Term Futures IndexTM", "S&P 500® VIX® Mid-Term Futures IndexTM", certain "S&P Select Industry Indices", "Dow Jones Index", "DJ", "Dow Jones Industrial AverageSM", "The Dow 30SM", "Dow Jones U.S. Sector Indexes", "Dow Jones Select Sector Indexes" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Index" and "Russell®" are trademarks of Russell Investment Group. "MSCI", "MSCI Inc.", "MSCI Index"and "EAFE" are service marks of MSCI. "ICE U.S. 7-10 Year Bond IndexTM" and "ICE U.S. 20+ Year Bond IndexTM" are trademarks of Intercontinental Exchange, Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. The "NYSE Arca Gold Miners IndexSM" is a service mark of NYSE or its affiliates. All have been licensed for use by ProShares. "VIX®" is a trademark of the Chicago Board Options Exchange, Incorporated ("CBOE") and CBOE has agreed that S&P Dow Jones Indices LLC may use the "VIX®" trademark in the names of the Indexes as licensed to ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2018 ProShare Advisors LLC. All rights reserved.   PSGSA1118

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)         Schedule I — Investments in securities of unaffiliated issuers

For those Funds which included a Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 7.0%

Aerospace & Defense - 0.2%
Arconic, Inc.	56	1,203
Boeing Co. (The)	70	24,273
General Dynamics Corp.	36	6,656
Harris Corp.	15	2,144
Huntington Ingalls Industries, Inc.	6	1,293
L3 Technologies, Inc.	10	1,833
Lockheed Martin Corp.	32	9,614
Northrop Grumman Corp.	23	5,977
Raytheon Co.	37	6,488
Textron, Inc.	32	1,797
TransDigm Group, Inc.*	6	2,170
United Technologies Corp.	106	12,900
		76,348
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	18	1,662
Expeditors International of Washington, Inc.	23	1,750
FedEx Corp.	32	7,328
United Parcel Service, Inc., Class B	90	10,376
		21,116
Airlines - 0.0%(a)
Alaska Air Group, Inc.	16	1,172
American Airlines Group, Inc.	53	2,129
Delta Air Lines, Inc.	82	4,978
Southwest Airlines Co.	67	3,659
United Continental Holdings, Inc.*	30	2,901
		14,839
Auto Components - 0.0%(a)
Aptiv plc	34	2,444
BorgWarner, Inc.	27	1,069
Goodyear Tire & Rubber Co. (The)	31	718
		4,231
Automobiles - 0.0%(a)
Ford Motor Co.	510	4,799
General Motors Co.	171	6,490
Harley-Davidson, Inc.	22	930
		12,219
Banks - 0.4%
Bank of America Corp.	1,209	34,336
BB&T Corp.	101	5,161
Citigroup, Inc.	328	21,251
Citizens Financial Group, Inc.	62	2,254
Comerica, Inc.	22	1,742
Fifth Third Bancorp	87	2,430
Huntington Bancshares, Inc.	144	2,101
JPMorgan Chase & Co.	437	48,590
KeyCorp	137	2,513
M&T Bank Corp.	19	3,211
People’s United Financial, Inc.	49	826
PNC Financial Services Group, Inc. (The)	60	8,147
Regions Financial Corp.	134	2,204
SunTrust Banks, Inc.	60	3,761
SVB Financial Group*	7	1,784
US Bancorp	199	10,838
Wells Fargo & Co.	564	30,614
Zions Bancorp NA	25	1,216
		182,979
Beverages - 0.1%
Brown-Forman Corp., Class B	22	1,050
Coca-Cola Co. (The)	498	25,099
Constellation Brands, Inc., Class A	22	4,307
Molson Coors Brewing Co., Class B	24	1,579
Monster Beverage Corp.*	52	3,103
PepsiCo, Inc.	184	22,437
		57,575
Biotechnology - 0.2%
AbbVie, Inc.	197	18,571
Alexion Pharmaceuticals, Inc.*	29	3,571
Amgen, Inc.	84	17,493
Biogen, Inc.*	26	8,677
Celgene Corp.*	92	6,644
Gilead Sciences, Inc.	169	12,158
Incyte Corp.*	23	1,478
Regeneron Pharmaceuticals, Inc.*	10	3,657
Vertex Pharmaceuticals, Inc.*	33	5,966
		78,215
Building Products - 0.0%(a)
Allegion plc	12	1,099
AO Smith Corp.	19	900
Fortune Brands Home & Security, Inc.	19	832
Johnson Controls International plc	120	4,174
Masco Corp.	40	1,268
		8,273
Capital Markets - 0.2%
Affiliated Managers Group, Inc.	7	778
Ameriprise Financial, Inc.	18	2,335
Bank of New York Mellon Corp. (The)	120	6,157
BlackRock, Inc.	16	6,848
Cboe Global Markets, Inc.	15	1,614
Charles Schwab Corp. (The)	156	6,989
CME Group, Inc.	46	8,744
E*TRADE Financial Corp.	34	1,778
Franklin Resources, Inc.	40	1,356
Goldman Sachs Group, Inc. (The)	46	8,772
Intercontinental Exchange, Inc.	75	6,129
Invesco Ltd.	53	1,079
Moody’s Corp.	22	3,500
Morgan Stanley	173	7,679
MSCI, Inc.	12	1,885
Nasdaq, Inc.	15	1,370
Northern Trust Corp.	29	2,878
Raymond James Financial, Inc.	17	1,355
S&P Global, Inc.	33	6,034
State Street Corp.	49	3,578
T. Rowe Price Group, Inc.	32	3,179
		84,037
Chemicals - 0.1%
Air Products & Chemicals, Inc.	29	4,665
Albemarle Corp.	14	1,348
CF Industries Holdings, Inc.	30	1,266
DowDuPont, Inc.	300	17,355
Eastman Chemical Co.	18	1,419
Ecolab, Inc.	33	5,296
FMC Corp.	18	1,489
International Flavors & Fragrances, Inc.	13	1,841
Linde plc	72	11,452
LyondellBasell Industries NV, Class A	42	3,919
Mosaic Co. (The)	46	1,656

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
PPG Industries, Inc.	31	3,389
Sherwin-Williams Co. (The)	11	4,665
		59,760
Commercial Services & Supplies - 0.0%(a)
Cintas Corp.	11	2,061
Copart, Inc.*	27	1,382
Republic Services, Inc.	28	2,166
Rollins, Inc.	13	826
Waste Management, Inc.	51	4,781
		11,216
Communications Equipment - 0.1%
Arista Networks, Inc.*	7	1,669
Cisco Systems, Inc.	595	28,483
F5 Networks, Inc.*	8	1,376
Juniper Networks, Inc.	45	1,292
Motorola Solutions, Inc.	21	2,756
		35,576
Construction & Engineering - 0.0%(a)
Fluor Corp.	18	737
Jacobs Engineering Group, Inc.	16	1,050
Quanta Services, Inc.*	19	667
		2,454
Construction Materials - 0.0%(a)
Martin Marietta Materials, Inc.	8	1,526
Vulcan Materials Co.	17	1,797
		3,323
Consumer Finance - 0.1%
American Express Co.	92	10,329
Capital One Financial Corp.	62	5,560
Discover Financial Services	45	3,209
Synchrony Financial	89	2,312
		21,410
Containers & Packaging - 0.0%(a)
Avery Dennison Corp.	11	1,060
Ball Corp.	45	2,210
International Paper Co.	53	2,448
Packaging Corp. of America	12	1,174
Sealed Air Corp.	21	767
Westrock Co.	33	1,555
		9,214
Distributors - 0.0%(a)
Genuine Parts Co.	19	1,971
LKQ Corp.*	41	1,141
		3,112
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	27	729

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc., Class B*	254	55,433
Jefferies Financial Group, Inc.	38	830
		56,263
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	945	29,522
CenturyLink, Inc.	124	2,331
Verizon Communications, Inc.	538	32,441
		64,294
Electric Utilities - 0.1%
Alliant Energy Corp.	30	1,362
American Electric Power Co., Inc.	64	4,975
Duke Energy Corp.	93	8,237
Edison International	42	2,323
Entergy Corp.	24	2,089
Evergy, Inc.	35	2,078
Eversource Energy	41	2,802
Exelon Corp.	126	5,845
FirstEnergy Corp.	63	2,383
NextEra Energy, Inc.	61	11,084
PG&E Corp.*	67	1,768
Pinnacle West Capital Corp.	15	1,340
PPL Corp.	91	2,784
Southern Co. (The)	132	6,248
Xcel Energy, Inc.	66	3,462
		58,780
Electrical Equipment - 0.0%(a)
AMETEK, Inc.	30	2,203
Eaton Corp. plc	56	4,309
Emerson Electric Co.	82	5,537
Rockwell Automation, Inc.	16	2,789
		14,838
Electronic Equipment, Instruments & Components - 0.0%(a)
Amphenol Corp., Class A	39	3,430
Corning, Inc.	105	3,383
FLIR Systems, Inc.	18	825
IPG Photonics Corp.*	5	711
Keysight Technologies, Inc.*	24	1,484
TE Connectivity Ltd.	45	3,462
		13,295
Energy Equipment & Services - 0.0%(a)
Baker Hughes a GE Co.	54	1,232
Halliburton Co.	115	3,615
Helmerich & Payne, Inc.	14	848
National Oilwell Varco, Inc.	50	1,606
Schlumberger Ltd.	180	8,118
TechnipFMC plc	56	1,293
		16,712
Entertainment - 0.1%
Activision Blizzard, Inc.	99	4,938
Electronic Arts, Inc.*	40	3,363
Netflix, Inc.*	57	16,309
Take-Two Interactive Software, Inc.*	15	1,645
Twenty-First Century Fox, Inc., Class A	137	6,777
Twenty-First Century Fox, Inc., Class B	63	3,089
Viacom, Inc., Class B	46	1,420
Walt Disney Co. (The)	194	22,405
		59,946
Equity Real Estate Investment Trusts (REITs) - 0.2%
Alexandria Real Estate Equities, Inc.	14	1,743
American Tower Corp.	57	9,376
Apartment Investment & Management Co., Class A	20	942
AvalonBay Communities, Inc.	18	3,430
Boston Properties, Inc.	20	2,624
Crown Castle International Corp.	54	6,205
Digital Realty Trust, Inc.	27	3,106
Duke Realty Corp.	46	1,309
Equinix, Inc.	10	3,853
Equity Residential	48	3,420
Essex Property Trust, Inc.	9	2,362
Extra Space Storage, Inc.	16	1,536
Federal Realty Investment Trust	10	1,321
HCP, Inc.	61	1,785
Host Hotels & Resorts, Inc.	97	1,843
Iron Mountain, Inc.	37	1,257
Kimco Realty Corp.	55	899

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Macerich Co. (The)	14	704
Mid-America Apartment Communities, Inc.	15	1,553
Prologis, Inc.	82	5,522
Public Storage	20	4,265
Realty Income Corp.	38	2,435
Regency Centers Corp.	22	1,400
SBA Communications Corp.*	15	2,562
Simon Property Group, Inc.	40	7,428
SL Green Realty Corp.	11	1,061
UDR, Inc.	35	1,492
Ventas, Inc.	46	2,920
Vornado Realty Trust	23	1,655
Welltower, Inc.	48	3,472
Weyerhaeuser Co.	99	2,615
		86,095
Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	57	13,183
Kroger Co. (The)	104	3,085
Sysco Corp.	62	4,179
Walgreens Boots Alliance, Inc.	110	9,314
Walmart, Inc.	187	18,260
		48,021
Food Products - 0.1%
Archer-Daniels-Midland Co.	73	3,360
Campbell Soup Co.	25	980
Conagra Brands, Inc.	61	1,973
General Mills, Inc.	78	3,300
Hershey Co. (The)	18	1,949
Hormel Foods Corp.	35	1,578
JM Smucker Co. (The)	15	1,568
Kellogg Co.	33	2,100
Kraft Heinz Co. (The)	81	4,141
Lamb Weston Holdings, Inc.	19	1,457
McCormick & Co., Inc. (Non-Voting)	16	2,400
Mondelez International, Inc., Class A	191	8,591
Tyson Foods, Inc., Class A	39	2,299
		35,696
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories	228	16,884
ABIOMED, Inc.*	6	1,996
Align Technology, Inc.*	10	2,299
Baxter International, Inc.	65	4,456
Becton Dickinson and Co.	35	8,846
Boston Scientific Corp.*	180	6,781
Cooper Cos., Inc. (The)	6	1,673
Danaher Corp.	80	8,763
DENTSPLY SIRONA, Inc.	29	1,096
Edwards Lifesciences Corp.*	27	4,374
Hologic, Inc.*	35	1,554
IDEXX Laboratories, Inc.*	11	2,241
Intuitive Surgical, Inc.*	15	7,963
Medtronic plc	176	17,165
ResMed, Inc.	19	2,124
Stryker Corp.	40	7,018
Varian Medical Systems, Inc.*	12	1,481
Zimmer Biomet Holdings, Inc.	26	3,043
		99,757
Health Care Providers & Services - 0.3%
AmerisourceBergen Corp.	21	1,867
Anthem, Inc.	34	9,862
Cardinal Health, Inc.	40	2,193
Centene Corp.*	27	3,841
Cigna Corp.	32	7,148
CVS Health Corp.	168	13,476
DaVita, Inc.*	17	1,123
Express Scripts Holding Co.*	73	7,407
HCA Healthcare, Inc.	35	5,040
Henry Schein, Inc.*	20	1,784
Humana, Inc.	18	5,931
Laboratory Corp. of America Holdings*	13	1,893
McKesson Corp.	26	3,237
Quest Diagnostics, Inc.	18	1,594
UnitedHealth Group, Inc.	125	35,170
Universal Health Services, Inc., Class B	11	1,518
WellCare Health Plans, Inc.*	7	1,784
		104,868
Health Care Technology - 0.0%(a)
Cerner Corp.*	43	2,490
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.	52	3,135
Chipotle Mexican Grill, Inc.*	3	1,420
Darden Restaurants, Inc.	16	1,769
Hilton Worldwide Holdings, Inc.	39	2,946
Marriott International, Inc., Class A	37	4,256
McDonald’s Corp.	101	19,039
MGM Resorts International	67	1,806
Norwegian Cruise Line Holdings Ltd.*	27	1,386
Royal Caribbean Cruises Ltd.	22	2,488
Starbucks Corp.	161	10,742
Wynn Resorts Ltd.	13	1,422
Yum! Brands, Inc.	41	3,781
		54,190
Household Durables - 0.0%(a)
DR Horton, Inc.	45	1,675
Garmin Ltd.	16	1,066
Leggett & Platt, Inc.	17	659
Lennar Corp., Class A	38	1,624
Mohawk Industries, Inc.*	8	1,024
Newell Brands, Inc.	57	1,334
PulteGroup, Inc.	34	902
Whirlpool Corp.	8	1,009
		9,293
Household Products - 0.1%
Church & Dwight Co., Inc.	32	2,118
Clorox Co. (The)	17	2,815
Colgate-Palmolive Co.	113	7,178
Kimberly-Clark Corp.	45	5,192
Procter & Gamble Co. (The)	324	30,621
		47,924
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp.	86	1,332
NRG Energy, Inc.	39	1,499
		2,831
Industrial Conglomerates - 0.1%
3M Co.	76	15,802
General Electric Co.	1,131	8,482
Honeywell International, Inc.	97	14,235
Roper Technologies, Inc.	13	3,869
		42,388
Insurance - 0.2%
Aflac, Inc.	100	4,574

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Allstate Corp. (The)	45	4,014
American International Group, Inc.	116	5,017
Aon plc	32	5,284
Arthur J Gallagher & Co.	24	1,850
Assurant, Inc.	7	681
Brighthouse Financial, Inc.*	16	644
Chubb Ltd.	60	8,024
Cincinnati Financial Corp.	20	1,635
Everest Re Group Ltd.	5	1,110
Hartford Financial Services Group, Inc. (The)	47	2,077
Lincoln National Corp.	28	1,763
Loews Corp.	36	1,730
Marsh & McLennan Cos., Inc.	66	5,854
MetLife, Inc.	129	5,757
Principal Financial Group, Inc.	34	1,677
Progressive Corp. (The)	76	5,038
Prudential Financial, Inc.	54	5,063
Torchmark Corp.	13	1,123
Travelers Cos., Inc. (The)	35	4,563
Unum Group	28	1,005
Willis Towers Watson plc	17	2,711
		71,194
Interactive Media & Services - 0.3%
Alphabet, Inc., Class A*	39	43,276
Alphabet, Inc., Class C*	40	43,777
Facebook, Inc., Class A*	314	44,152
TripAdvisor, Inc.*	13	833
Twitter, Inc.*	94	2,956
		134,994
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.*	53	89,579
Booking Holdings, Inc.*	6	11,351
eBay, Inc.*	121	3,612
Expedia Group, Inc.	15	1,812
		106,354
IT Services - 0.3%
Accenture plc, Class A	83	13,655
Akamai Technologies, Inc.*	22	1,513
Alliance Data Systems Corp.	6	1,202
Automatic Data Processing, Inc.	57	8,403
Broadridge Financial Solutions, Inc.	15	1,588
Cognizant Technology Solutions Corp., Class A	76	5,413
DXC Technology Co.	37	2,333
Fidelity National Information Services, Inc.	43	4,642
Fiserv, Inc.*	53	4,194
FleetCor Technologies, Inc.*	12	2,321
Gartner, Inc.*	12	1,838
Global Payments, Inc.	21	2,348
International Business Machines Corp.	119	14,788
Jack Henry & Associates, Inc.	10	1,397
Mastercard, Inc., Class A	119	23,927
Paychex, Inc.	42	2,972
PayPal Holdings, Inc.*	154	13,215
Total System Services, Inc.	22	1,922
VeriSign, Inc.*	14	2,185
Visa, Inc., Class A	231	32,735
Western Union Co. (The)	58	1,086
		143,677
Leisure Products - 0.0%(a)
Hasbro, Inc.	15	1,365
Mattel, Inc.*	45	626
		1,991
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	41	2,966
Illumina, Inc.*	19	6,413
IQVIA Holdings, Inc.*	21	2,626
Mettler-Toledo International, Inc.*	3	1,910
PerkinElmer, Inc.	14	1,219
Thermo Fisher Scientific, Inc.	52	12,977
Waters Corp.*	10	1,986
		30,097
Machinery - 0.1%
Caterpillar, Inc.	77	10,446
Cummins, Inc.	20	3,021
Deere & Co.	42	6,505
Dover Corp.	19	1,613
Flowserve Corp.	17	825
Fortive Corp.	40	3,043
Illinois Tool Works, Inc.	40	5,562
Ingersoll-Rand plc	32	3,312
PACCAR, Inc.	46	2,862
Parker-Hannifin Corp.	17	2,925
Pentair plc	21	897
Snap-on, Inc.	7	1,164
Stanley Black & Decker, Inc.	20	2,617
Xylem, Inc.	23	1,678
		46,470
Media - 0.1%
CBS Corp. (Non-Voting), Class B	44	2,384
Charter Communications, Inc., Class A*	23	7,572
Comcast Corp., Class A	595	23,211
Discovery, Inc., Class A*	20	614
Discovery, Inc., Class C*	47	1,313
DISH Network Corp., Class A*	30	983
Interpublic Group of Cos., Inc. (The)	50	1,175
News Corp., Class A	50	649
News Corp., Class B	16	214
Omnicom Group, Inc.	29	2,232
		40,347
Metals & Mining - 0.0%(a)
Freeport-McMoRan, Inc.	189	2,257
Newmont Mining Corp.	69	2,231
Nucor Corp.	41	2,477
		6,965
Multiline Retail - 0.0%(a)
Dollar General Corp.	35	3,884
Dollar Tree, Inc.*	31	2,690
Kohl’s Corp.	22	1,478
Macy’s, Inc.	40	1,369
Nordstrom, Inc.	15	793
Target Corp.	69	4,896
		15,110
Multi-Utilities - 0.1%
Ameren Corp.	32	2,196
CenterPoint Energy, Inc.	64	1,793
CMS Energy Corp.	37	1,927
Consolidated Edison, Inc.	40	3,214
Dominion Energy, Inc.	85	6,332
DTE Energy Co.	24	2,874
NiSource, Inc.	47	1,242

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Public Service Enterprise Group, Inc.	66	3,689
SCANA Corp.	19	886
Sempra Energy	36	4,148
WEC Energy Group, Inc.	41	2,972
		31,273
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp.	67	3,544
Apache Corp.	50	1,756
Cabot Oil & Gas Corp.	57	1,434
Chevron Corp.	249	29,616
Cimarex Energy Co.	12	984
Concho Resources, Inc.*	26	3,389
ConocoPhillips	151	9,993
Devon Energy Corp.	61	1,649
Diamondback Energy, Inc.	20	2,208
EOG Resources, Inc.	75	7,748
Exxon Mobil Corp.	551	43,805
Hess Corp.	33	1,778
HollyFrontier Corp.	21	1,312
Kinder Morgan, Inc.	247	4,216
Marathon Oil Corp.	111	1,853
Marathon Petroleum Corp.	87	5,669
Newfield Exploration Co.*	26	441
Noble Energy, Inc.	63	1,496
Occidental Petroleum Corp.	100	7,027
ONEOK, Inc.	54	3,317
Phillips 66	56	5,237
Pioneer Natural Resources Co.	22	3,251
Valero Energy Corp.	56	4,474
Williams Cos., Inc. (The)	157	3,975
		150,172
Personal Products - 0.0%(a)
Coty, Inc., Class A	59	492
Estee Lauder Cos., Inc. (The), Class A	29	4,137
		4,629
Pharmaceuticals - 0.4%
Allergan plc	42	6,577
Bristol-Myers Squibb Co.	212	11,334
Eli Lilly & Co.	124	14,711
Johnson & Johnson	349	51,268
Merck & Co., Inc.	346	27,452
Mylan NV*	67	2,269
Nektar Therapeutics*	22	889
Perrigo Co. plc	16	996
Pfizer, Inc.	763	35,273
Zoetis, Inc.	63	5,914
		156,683
Professional Services - 0.0%(a)
Equifax, Inc.	16	1,643
IHS Markit Ltd.*	46	2,455
Nielsen Holdings plc	46	1,250
Robert Half International, Inc.	16	989
Verisk Analytics, Inc.*	21	2,590
		8,927
Real Estate Management & Development - 0.0%(a)
CBRE Group, Inc., Class A*	41	1,791

Road & Rail - 0.1%
CSX Corp.	106	7,699
JB Hunt Transport Services, Inc.	11	1,170
Kansas City Southern	13	1,340
Norfolk Southern Corp.	36	6,146
Union Pacific Corp.	96	14,763
		31,118
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.*	112	2,386
Analog Devices, Inc.	48	4,412
Applied Materials, Inc.	128	4,772
Broadcom, Inc.	56	13,295
Intel Corp.	600	29,586
KLA-Tencor Corp.	20	1,971
Lam Research Corp.	21	3,296
Maxim Integrated Products, Inc.	36	2,013
Microchip Technology, Inc.	31	2,325
Micron Technology, Inc.*	151	5,822
NVIDIA Corp.	79	12,911
Qorvo, Inc.*	16	1,053
QUALCOMM, Inc.	158	9,205
Skyworks Solutions, Inc.	23	1,674
Texas Instruments, Inc.	127	12,681
Xilinx, Inc.	33	3,052
		110,454
Software - 0.4%
Adobe, Inc.*	64	16,057
ANSYS, Inc.*	11	1,782
Autodesk, Inc.*	28	4,046
Cadence Design Systems, Inc.*	37	1,666
Citrix Systems, Inc.*	17	1,853
Fortinet, Inc.*	19	1,403
Intuit, Inc.	34	7,294
Microsoft Corp.	998	110,668
Oracle Corp.	368	17,944
Red Hat, Inc.*	23	4,107
salesforce.com, Inc.*	98	13,990
Symantec Corp.	81	1,791
Synopsys, Inc.*	19	1,747
		184,348
Specialty Retail - 0.2%
Advance Auto Parts, Inc.	10	1,777
AutoZone, Inc.*	3	2,427
Best Buy Co., Inc.	32	2,067
CarMax, Inc.*	23	1,520
Foot Locker, Inc.	15	846
Gap, Inc. (The)	28	764
Home Depot, Inc. (The)	149	26,868
L Brands, Inc.	30	993
Lowe’s Cos., Inc.	106	10,003
O’Reilly Automotive, Inc.*	10	3,468
Ross Stores, Inc.	49	4,292
Tiffany & Co.	14	1,274
TJX Cos., Inc. (The)	164	8,011
Tractor Supply Co.	16	1,522
Ulta Beauty, Inc.*	7	2,085
		67,917
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	597	106,612
Hewlett Packard Enterprise Co.	192	2,880
HP, Inc.	206	4,738
NetApp, Inc.	34	2,274
Seagate Technology plc	34	1,465
Western Digital Corp.	38	1,725
Xerox Corp.	27	727
		120,421
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	47	748
Michael Kors Holdings Ltd.*	19	831

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
NIKE, Inc., Class B	167	12,545
PVH Corp.	10	1,105
Ralph Lauren Corp.	7	780
Tapestry, Inc.	37	1,441
Under Armour, Inc., Class A*	24	573
Under Armour, Inc., Class C*	25	558
VF Corp.	42	3,414
		21,995
Tobacco - 0.1%
Altria Group, Inc.	245	13,433
Philip Morris International, Inc.	202	17,479
		30,912
Trading Companies & Distributors - 0.0%(a)
Fastenal Co.	37	2,193
United Rentals, Inc.*	11	1,288
WW Grainger, Inc.	6	1,884
		5,365
Water Utilities - 0.0%(a)
American Water Works Co., Inc.	23	2,195

TOTAL COMMON STOCKS (Cost $3,151,617)		3,029,706

Number of Rights

RIGHTS - 0.0%
Biotechnology - 0.0%
Tobira Therapeutics, Inc., CVR*(b)(c) (Cost $—)	10	—

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 87.9%

REPURCHASE AGREEMENTS(d) - 14.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $6,078,041 (Cost $6,076,898)	6,076,898	6,076,898

U.S. TREASURY OBLIGATIONS - 73.9%
U.S. Treasury Bills 2.29%, 1/31/2019(e) (Cost $32,075,939)	32,200,000	32,083,503

TOTAL SHORT-TERM INVESTMENTS (Cost $38,152,837)		38,160,401

Total Investments - 94.9% (Cost $41,304,454)		41,190,107
Other Assets Less Liabilities - 5.1%		2,213,931
Net Assets - 100.0%		43,404,038

See accompanying notes to the financial statements.

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees.  Total value of all such securities at November 30, 2018 amounted to $0, which represents approximately 0.0% of net assets of the Fund.

(c)          Illiquid security.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)          The rate shown was the current yield as of November 30, 2018.

Abbreviations

CVR                                             Contingent Value Rights - No defined expiration

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$828,051
Aggregate gross unrealized depreciation	(193,360)
Net unrealized appreciation	$634,691
Federal income tax cost	$41,357,127

See accompanying notes to the financial statements.

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	41	12/17/2018	USD	$2,904,338	$116,217

Swap Agreements(1)

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
40,962	11/6/2019	Credit Suisse International	2.92%	S&P 500® Total Return Index	1,500
333,485	1/6/2020	Credit Suisse International	2.02%	iShares® MSCI EAFE ETF(6)	6,481
459,278	1/6/2020	Credit Suisse International	2.07%	iShares® MSCI Emerging Markets ETF(6)	26,074
4,836,684	1/7/2019	Credit Suisse International	2.62%	Russell 2000® Total Return Index	192,781
5,670,409					226,836	—	(10,000)	216,836
283,175	3/6/2019	Morgan Stanley & Co. International plc	2.82%	S&P 500® Total Return Index	283
4,996,872	1/7/2019	Morgan Stanley & Co. International plc	2.47%	iShares® MSCI Emerging Markets ETF(6)	315,979
5,280,047					316,262	(295,078)	—	21,184
2,175	11/6/2019	Societe Generale	2.32%	Russell 2000® Total Return Index	43
279,110	1/6/2020	Societe Generale	3.02%	iShares® MSCI EAFE ETF(6)	5,159
601,920	1/6/2020	Societe Generale	1.97%	iShares® MSCI Emerging Markets ETF(6)	34,228
883,205					39,430	—	—	39,430
4,110	11/13/2019	UBS AG	2.32%	Russell 2000® Total Return Index	73
860,000	11/6/2019	UBS AG	2.32%	iShares® MSCI EAFE ETF(6)	16,469
1,523,517	11/6/2019	UBS AG	2.12%	iShares® MSCI Emerging Markets ETF(6)	86,424
2,387,627					102,966	—	—	102,966

14,221,288					685,494
				Total Unrealized Appreciation	685,494

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)             In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 96.9%

Aerospace & Defense - 2.4%
Arconic, Inc.	39,403	846,376
Boeing Co. (The)	7,459	2,586,483
General Dynamics Corp.	9,992	1,847,421
Huntington Ingalls Industries, Inc.	11,646	2,509,713
Lockheed Martin Corp.	14,117	4,241,170
Northrop Grumman Corp.	9,479	2,463,403
Raytheon Co.	18,623	3,265,357
Textron, Inc.	21,423	1,202,687
United Technologies Corp.	2,426	295,634
		19,258,244
Airlines - 0.6%
American Airlines Group, Inc.	23,115	928,298
Delta Air Lines, Inc.	19,852	1,205,215
United Continental Holdings, Inc.*	28,457	2,751,792
		4,885,305
Auto Components - 0.5%
BorgWarner, Inc.	42,760	1,692,441
Goodyear Tire & Rubber Co. (The)	87,741	2,032,081
		3,724,522
Automobiles - 0.6%
Ford Motor Co.	347,061	3,265,844
Harley-Davidson, Inc.	46,047	1,947,328
		5,213,172
Banks - 5.3%
Bank of America Corp.	321,461	9,129,493
Citigroup, Inc.	30,304	1,963,396
Citizens Financial Group, Inc.	76,769	2,791,321
Fifth Third Bancorp	106,554	2,976,053
Huntington Bancshares, Inc.	75,740	1,105,047
JPMorgan Chase & Co.	65,291	7,259,706
KeyCorp	134,222	2,461,632
People’s United Financial, Inc.	135,191	2,279,320
PNC Financial Services Group, Inc. (The)	30,010	4,074,758
Regions Financial Corp.	86,934	1,430,064
SunTrust Banks, Inc.	51,352	3,219,257
Wells Fargo & Co.	68,587	3,722,902
		42,412,949
Beverages - 1.2%
Brown-Forman Corp., Class B	43,668	2,083,837
Coca-Cola Co. (The)	50,788	2,559,715
Constellation Brands, Inc., Class A	16,303	3,191,475
PepsiCo, Inc.	15,961	1,946,285
		9,781,312
Biotechnology - 1.6%
AbbVie, Inc.	40,643	3,831,416
Amgen, Inc.	4,437	924,005
Biogen, Inc.*	4,801	1,602,190
Celgene Corp.*	13,810	997,358
Gilead Sciences, Inc.	4,251	305,817
Incyte Corp.*	15,453	992,855
Regeneron Pharmaceuticals, Inc.*	876	320,310
Vertex Pharmaceuticals, Inc.*	19,846	3,587,958
		12,561,909
Building Products - 0.4%
Johnson Controls International plc	75,532	2,627,003
Masco Corp.	18,627	590,290
		3,217,293
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	15,782	1,753,696
Charles Schwab Corp. (The)	29,869	1,338,131
CME Group, Inc.	22,309	4,240,495
E*TRADE Financial Corp.	52,720	2,756,729
Franklin Resources, Inc.	15,812	535,869
Goldman Sachs Group, Inc. (The)	12,931	2,465,812
Intercontinental Exchange, Inc.	20,857	1,704,434
Invesco Ltd.	97,113	1,976,250
Morgan Stanley	87,286	3,874,626
Nasdaq, Inc.	27,954	2,552,759
S&P Global, Inc.	14,762	2,699,379
T. Rowe Price Group, Inc.	20,970	2,083,579
		27,981,759
Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,914	307,905
CF Industries Holdings, Inc.	39,952	1,685,575
DowDuPont, Inc.	17,990	1,040,721
Eastman Chemical Co.	32,661	2,574,340
FMC Corp.	3,846	318,218
LyondellBasell Industries NV, Class A	26,280	2,452,187
Mosaic Co. (The)	35,534	1,279,224
		9,658,170
Commercial Services & Supplies - 0.9%
Republic Services, Inc.	39,276	3,037,606
Stericycle, Inc.*	13,237	636,302
Waste Management, Inc.	37,064	3,474,750
		7,148,658
Communications Equipment - 0.8%
Arista Networks, Inc.*	1,331	317,417
Cisco Systems, Inc.	65,927	3,155,925
F5 Networks, Inc.*	10,515	1,808,265
Juniper Networks, Inc.	27,592	792,166
		6,073,773
Construction & Engineering - 0.5%
Fluor Corp.	43,739	1,790,237
Quanta Services, Inc.*	54,263	1,904,632
		3,694,869
Construction Materials - 0.1%
Vulcan Materials Co.	6,935	733,099

Consumer Finance - 0.9%
Capital One Financial Corp.	19,271	1,728,223
Discover Financial Services	41,070	2,928,291
Synchrony Financial	107,828	2,801,372
		7,457,886
Containers & Packaging - 0.9%
Avery Dennison Corp.	14,150	1,364,060
International Paper Co.	7,027	324,577
Packaging Corp. of America	27,426	2,682,811
Westrock Co.	59,404	2,798,523
		7,169,971
Distributors - 0.3%
LKQ Corp.*	93,696	2,608,497

Diversified Consumer Services - 0.1%
H&R Block, Inc.	41,732	1,127,181

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B*	40,201	8,773,466

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	115,673	3,613,624
CenturyLink, Inc.	131,917	2,480,040

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Verizon Communications, Inc.	70,938	4,277,561
		10,371,225
Electric Utilities - 2.6%
American Electric Power Co., Inc.	37,626	2,925,045
Edison International	43,387	2,400,169
Entergy Corp.	33,686	2,932,703
Exelon Corp.	80,521	3,735,369
FirstEnergy Corp.	77,291	2,923,919
PG&E Corp.*	61,485	1,621,974
Pinnacle West Capital Corp.	11,384	1,017,274
Xcel Energy, Inc.	63,161	3,312,795
		20,869,248
Electrical Equipment - 0.5%
AMETEK, Inc.	38,150	2,801,354
Emerson Electric Co.	16,575	1,119,144
		3,920,498
Electronic Equipment, Instruments & Components - 0.1%
Knowles Corp.*	1	8
TE Connectivity Ltd.	15,498	1,192,261
		1,192,269
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	98,752	2,253,521
Helmerich & Payne, Inc.	40,324	2,443,634
National Oilwell Varco, Inc.	78,374	2,516,589
		7,213,744
Entertainment - 1.6%
Electronic Arts, Inc.*	34,205	2,875,614
Netflix, Inc.*	13,208	3,779,205
Twenty-First Century Fox, Inc., Class A	31,959	1,581,012
Viacom, Inc., Class B	85,626	2,642,419
Walt Disney Co. (The)	18,168	2,098,222
		12,976,472
Equity Real Estate Investment Trusts (REITs) - 5.7%
Alexandria Real Estate Equities, Inc.	22,421	2,791,414
Apartment Investment & Management Co., Class A	58,435	2,751,704
AvalonBay Communities, Inc.	17,128	3,264,083
Boston Properties, Inc.	9,383	1,231,050
Duke Realty Corp.	92,529	2,633,375
Extra Space Storage, Inc.	30,845	2,960,503
Federal Realty Investment Trust	20,959	2,768,474
HCP, Inc.	98,149	2,871,840
Host Hotels & Resorts, Inc.	148,905	2,829,195
Iron Mountain, Inc.	26,059	885,224
Kimco Realty Corp.	163,061	2,666,047
Mid-America Apartment Communities, Inc.	27,210	2,817,868
Public Storage	15,802	3,369,934
Simon Property Group, Inc.	21,182	3,933,286
SL Green Realty Corp.	13,306	1,282,965
Ventas, Inc.	47,589	3,021,426
Welltower, Inc.	25,919	1,874,721
Weyerhaeuser Co.	84,519	2,232,147
		46,185,256
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	1,282	296,501
Kroger Co. (The)	75,897	2,251,105
Sysco Corp.	4,637	312,534
Walgreens Boots Alliance, Inc.	24,745	2,095,159
Walmart, Inc.	13,972	1,364,366
		6,319,665
Food Products - 1.4%
Campbell Soup Co.	27,613	1,082,430
Conagra Brands, Inc.	37,348	1,207,834
General Mills, Inc.	18,072	764,626
Hershey Co. (The)	23,287	2,521,982
Hormel Foods Corp.	15,194	685,098
JM Smucker Co. (The)	24,078	2,516,392
Tyson Foods, Inc., Class A	47,554	2,803,308
		11,581,670
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	11,421	845,725
ABIOMED, Inc.*	7,104	2,363,359
Align Technology, Inc.*	4,979	1,144,622
Baxter International, Inc.	51,943	3,560,693
Boston Scientific Corp.*	37,633	1,417,635
Danaher Corp.	33,971	3,721,183
Edwards Lifesciences Corp.*	19,783	3,205,044
Hologic, Inc.*	49,955	2,218,502
IDEXX Laboratories, Inc.*	12,262	2,498,505
Intuitive Surgical, Inc.*	3,490	1,852,736
Medtronic plc	9,162	893,570
Zimmer Biomet Holdings, Inc.	7,020	821,480
		24,543,054
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	30,552	2,716,073
Anthem, Inc.	1,088	315,596
Cardinal Health, Inc.	37,565	2,059,689
Centene Corp.*	22,211	3,159,515
CVS Health Corp.	34,117	2,736,183
DaVita, Inc.*	8,802	581,460
Express Scripts Holding Co.*	39,455	4,003,499
Humana, Inc.	2,187	720,551
McKesson Corp.	2,451	305,149
Quest Diagnostics, Inc.	18,033	1,597,183
UnitedHealth Group, Inc.	15,456	4,348,700
Universal Health Services, Inc., Class B	2,684	370,365
WellCare Health Plans, Inc.*	1,119	285,211
		23,199,174
Health Care Technology - 0.2%
Cerner Corp.*	33,403	1,934,368

Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	51,404	3,099,147
Darden Restaurants, Inc.	25,426	2,810,590
Hilton Worldwide Holdings, Inc.	33,214	2,508,985
Marriott International, Inc., Class A	24,980	2,873,449
McDonald’s Corp.	6,972	1,314,292
MGM Resorts International	80,211	2,162,489
Norwegian Cruise Line Holdings Ltd.*	56,578	2,903,583
Royal Caribbean Cruises Ltd.	24,380	2,756,647
Yum! Brands, Inc.	6,320	582,830
		21,012,012
Household Durables - 1.2%
DR Horton, Inc.	51,989	1,935,031
Garmin Ltd.	32,120	2,141,119
Lennar Corp., Class A	65,258	2,788,474
PulteGroup, Inc.	105,052	2,785,979
		9,650,603
Household Products - 1.0%
Church & Dwight Co., Inc.	43,948	2,908,918
Clorox Co. (The)	9,458	1,566,434

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Procter & Gamble Co. (The)	39,001	3,685,985
		8,161,337
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	32,299	500,311
NRG Energy, Inc.	45,271	1,739,765
		2,240,076
Industrial Conglomerates - 0.7%
3M Co.	2,810	584,255
General Electric Co.	44,274	332,055
Honeywell International, Inc.	8,765	1,286,264
Roper Technologies, Inc.	11,001	3,273,787
		5,476,361
Insurance - 3.4%
Allstate Corp. (The)	32,649	2,911,964
Arthur J Gallagher & Co.	36,787	2,835,174
Assurant, Inc.	25,333	2,463,381
Everest Re Group Ltd.	10,233	2,272,545
Hartford Financial Services Group, Inc. (The)	54,882	2,425,236
Loews Corp.	56,874	2,733,364
MetLife, Inc.	41,443	1,849,601
Progressive Corp. (The)	48,428	3,210,292
Prudential Financial, Inc.	20,423	1,914,861
Torchmark Corp.	30,478	2,633,604
Unum Group	48,231	1,731,975
		26,981,997
Interactive Media & Services - 3.1%
Alphabet, Inc., Class A*	5,542	6,149,680
Alphabet, Inc., Class C*	5,791	6,337,844
Facebook, Inc., Class A*	79,388	11,162,747
Twitter, Inc.*	35,260	1,108,927
		24,759,198
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc.*	9,127	15,426,182
Booking Holdings, Inc.*	1,336	2,527,552
Expedia Group, Inc.	2,593	313,208
		18,266,942
IT Services - 3.3%
Accenture plc, Class A	1,946	320,156
Alliance Data Systems Corp.	12,800	2,564,608
Broadridge Financial Solutions, Inc.	20,283	2,147,361
Cognizant Technology Solutions Corp., Class A	48,972	3,488,276
DXC Technology Co.	22,825	1,438,888
International Business Machines Corp.	7,172	891,264
Mastercard, Inc., Class A	11,866	2,385,897
Paychex, Inc.	42,797	3,028,316
PayPal Holdings, Inc.*	3,955	339,378
Total System Services, Inc.	8,324	727,268
VeriSign, Inc.*	18,209	2,841,696
Visa, Inc., Class A	28,731	4,071,470
Western Union Co. (The)	107,809	2,019,263
		26,263,841
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	40,232	2,910,785
Illumina, Inc.*	5,479	1,849,163
IQVIA Holdings, Inc.*	22,178	2,773,803
Mettler-Toledo International, Inc.*	4,214	2,682,885
Thermo Fisher Scientific, Inc.	1,255	313,185
		10,529,821
Machinery - 1.5%
Dover Corp.	29,455	2,500,435
Illinois Tool Works, Inc.	8,592	1,194,718
PACCAR, Inc.	46,023	2,863,551
Parker-Hannifin Corp.	15,245	2,622,750
Pentair plc	61,469	2,624,726
Snap-on, Inc.	3,775	627,556
		12,433,736
Media - 1.8%
Comcast Corp., Class A	114,796	4,478,192
Discovery, Inc., Class A*	78,668	2,416,681
DISH Network Corp., Class A*	60,964	1,997,181
News Corp., Class A	193,547	2,512,240
Omnicom Group, Inc.	36,548	2,813,099
		14,217,393
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	158,186	1,888,741
Nucor Corp.	18,453	1,114,746
		3,003,487
Multiline Retail - 0.7%
Dollar General Corp.	5,461	606,116
Kohl’s Corp.	34,871	2,342,285
Macy’s, Inc.	33,427	1,143,872
Nordstrom, Inc.	6,094	322,190
Target Corp.	18,306	1,298,994
		5,713,457
Multi-Utilities - 1.5%
Ameren Corp.	42,077	2,887,324
CenterPoint Energy, Inc.	97,352	2,726,829
Consolidated Edison, Inc.	37,663	3,026,222
DTE Energy Co.	25,977	3,110,486
SCANA Corp.	10,638	496,369
		12,247,230
Oil, Gas & Consumable Fuels - 5.6%
Apache Corp.	75,180	2,641,073
Chevron Corp.	44,713	5,318,164
Cimarex Energy Co.	15,471	1,268,313
Concho Resources, Inc.*	21,354	2,783,280
ConocoPhillips	65,702	4,348,158
Devon Energy Corp.	27,130	733,324
EOG Resources, Inc.	37,647	3,889,312
Exxon Mobil Corp.	80,901	6,431,629
Hess Corp.	46,902	2,527,549
HollyFrontier Corp.	26,610	1,662,327
Marathon Petroleum Corp.	10,056	655,249
Newfield Exploration Co.*	72,220	1,224,129
Occidental Petroleum Corp.	36,507	2,565,347
ONEOK, Inc.	10,244	629,289
Phillips 66	32,648	3,053,241
Pioneer Natural Resources Co.	19,382	2,863,690
Valero Energy Corp.	30,104	2,405,310
		44,999,384
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	9,930	1,416,614

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	29,998	1,603,693
Eli Lilly & Co.	2,867	340,141
Johnson & Johnson	52,866	7,766,016
Merck & Co., Inc.	35,861	2,845,212
Nektar Therapeutics*	69,285	2,798,421
Pfizer, Inc.	94,693	4,377,657
Zoetis, Inc.	38,313	3,596,441
		23,327,581

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Professional Services - 0.4%
Equifax, Inc.	12,129	1,245,284
Robert Half International, Inc.	35,348	2,185,567
		3,430,851
Road & Rail - 1.4%
CSX Corp.	19,073	1,385,272
JB Hunt Transport Services, Inc.	4,114	437,565
Kansas City Southern	5,798	597,484
Norfolk Southern Corp.	21,312	3,638,811
Union Pacific Corp.	35,338	5,434,277
		11,493,409
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.*	17,074	363,676
Analog Devices, Inc.	23,293	2,141,093
Applied Materials, Inc.	40,292	1,502,086
Broadcom, Inc.	13,949	3,311,632
Intel Corp.	81,286	4,008,213
KLA-Tencor Corp.	5,458	537,940
Micron Technology, Inc.*	90,050	3,472,328
NVIDIA Corp.	14,428	2,357,968
Qorvo, Inc.*	16,109	1,060,133
QUALCOMM, Inc.	5,057	294,621
Skyworks Solutions, Inc.	28,086	2,043,818
Texas Instruments, Inc.	17,485	1,745,877
		22,839,385
Software - 6.1%
Adobe, Inc.*	22,020	5,524,598
Autodesk, Inc.*	23,308	3,368,006
Cadence Design Systems, Inc.*	27,423	1,235,132
Citrix Systems, Inc.*	26,536	2,891,628
Fortinet, Inc.*	24,200	1,786,928
Intuit, Inc.	10,576	2,268,869
Microsoft Corp.	177,076	19,635,958
Oracle Corp.	101,621	4,955,040
salesforce.com, Inc.*	14,949	2,134,119
Symantec Corp.	124,302	2,748,317
Synopsys, Inc.*	28,608	2,630,219
		49,178,814
Specialty Retail - 2.4%
Best Buy Co., Inc.	31,826	2,055,641
Foot Locker, Inc.	36,349	2,050,084
Gap, Inc. (The)	33,623	917,572
Home Depot, Inc. (The)	31,657	5,708,390
L Brands, Inc.	18,639	617,137
O’Reilly Automotive, Inc.*	2,493	864,523
Ross Stores, Inc.	33,825	2,963,070
TJX Cos., Inc. (The)	53,020	2,590,027
Ulta Beauty, Inc.*	4,462	1,328,739
		19,095,183
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	108,323	19,344,321
Hewlett Packard Enterprise Co.	59,942	899,130
HP, Inc.	137,658	3,166,134
NetApp, Inc.	36,411	2,434,804
Seagate Technology plc	15,919	685,950
Western Digital Corp.	6,349	288,181
		26,818,520
Textiles, Apparel & Luxury Goods - 1.1%
Michael Kors Holdings Ltd.*	51,592	2,257,150
NIKE, Inc., Class B	7,868	591,044
Ralph Lauren Corp.	18,816	2,096,103
Tapestry, Inc.	29,209	1,137,106
Under Armour, Inc., Class A*	111,202	2,655,504
		8,736,907
Tobacco - 1.3%
Altria Group, Inc.	76,125	4,173,934
Philip Morris International, Inc.	68,652	5,940,457
		10,114,391
Trading Companies & Distributors - 0.4%
Fastenal Co.	5,885	348,745
United Rentals, Inc.*	17,782	2,082,806
WW Grainger, Inc.	2,877	903,493
		3,335,044
TOTAL COMMON STOCKS (Cost $810,188,039)		779,532,252

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.6%

REPURCHASE AGREEMENTS(b) - 0.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $5,071,610 (Cost $5,070,655)	5,070,655	5,070,655

Total Investments - 97.5% (Cost $815,258,694)		784,602,907
Other Assets Less Liabilities - 2.5%		20,462,965
Net Assets - 100.0%		805,065,872

See accompanying notes to the financial statements.

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $27,426,865.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,126,168
Aggregate gross unrealized depreciation	(60,727,844)
Net unrealized depreciation	$(16,601,676)
Federal income tax cost	$819,252,930

Swap Agreements(1)

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
(227,141,233)	11/6/2019	Deutsche Bank AG	(2.17)%	Credit Suisse 130/30 Large Cap Index (short portion)(6)	5,861,180	—	(5,861,180)	—

(6,893,188)	11/6/2019	Goldman Sachs International	(2.32)%	Credit Suisse 130/30 Large Cap Index (short portion)(6)	(233,642)	—	233,642	—

(9,539,708)	11/6/2019	Societe Generale	(2.12)%	Credit Suisse 130/30 Large Cap Index (short portion)(6)	(381,945)
186,310,573	11/13/2019	Societe Generale	2.52%	Credit Suisse 130/30 Large Cap Index (long portion)(7)	9,162,208
176,770,865					8,780,263	(8,093,654)	—	686,609
(4,563,816)	11/6/2019	UBS AG	(2.42)%	Credit Suisse 130/30 Large Cap Index (short portion)(6)	(93,860)
87,350,345	11/13/2019	UBS AG	2.67%	Credit Suisse 130/30 Large Cap Index (long portion)(7)	3,734,406
82,786,529					3,640,546	—	—	3,640,546

25,522,973					18,048,347
				Total Unrealized Appreciation	18,757,794
				Total Unrealized Depreciation	(709,447)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)             Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.

(7)             See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 91.1%

Aerospace & Defense - 1.8%
Arconic, Inc.	261	5,606
Boeing Co. (The)	120	41,611
Curtiss-Wright Corp.	12	1,325
Esterline Technologies Corp.*	21	2,493
General Dynamics Corp.	81	14,976
Harris Corp.	31	4,431
Hexcel Corp.	20	1,233
Huntington Ingalls Industries, Inc.	13	2,802
L3 Technologies, Inc.	32	5,865
Lockheed Martin Corp.	71	21,331
Moog, Inc., Class A	17	1,487
Northrop Grumman Corp.	40	10,395
Raytheon Co.	87	15,255
Spirit AeroSystems Holdings, Inc., Class A	28	2,293
Teledyne Technologies, Inc.*	10	2,246
Textron, Inc.	109	6,119
TransDigm Group, Inc.*	21	7,595
Triumph Group, Inc.	49	824
United Technologies Corp.	360	43,863
		191,750
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	62	5,724
Expeditors International of Washington, Inc.	57	4,337
FedEx Corp.	97	22,213
Hub Group, Inc., Class A*	31	1,378
United Parcel Service, Inc., Class B	295	34,011
XPO Logistics, Inc.*	33	2,503
		70,166
Airlines - 0.2%
American Airlines Group, Inc.	77	3,092
Delta Air Lines, Inc.	104	6,314
JetBlue Airways Corp.*	65	1,269
Southwest Airlines Co.	51	2,785
United Continental Holdings, Inc.*	82	7,929
		21,389
Auto Components - 0.4%
Adient plc	137	3,244
American Axle & Manufacturing Holdings, Inc.*	117	1,457
Aptiv plc	77	5,536
Autoliv, Inc.	40	3,436
BorgWarner, Inc.	89	3,523
Cooper Tire & Rubber Co.	51	1,744
Cooper-Standard Holdings, Inc.*	14	1,024
Dana, Inc.	99	1,436
Delphi Technologies plc	53	906
Garrett Motion, Inc.*	22	253
Gentex Corp.	91	2,049
Goodyear Tire & Rubber Co. (The)	276	6,392
Lear Corp.	35	4,769
Tenneco, Inc., Class A	66	2,228
Veoneer, Inc.*	40	1,290
Visteon Corp.*	33	2,436
		41,723
Automobiles - 1.2%
Ford Motor Co.	6,492	61,090
General Motors Co.	1,476	56,014
Harley-Davidson, Inc.	109	4,610
Tesla, Inc.*	7	2,453
Thor Industries, Inc.	15	1,017
		125,184
Banks - 6.9%
Associated Banc-Corp.	79	1,830
Bank of America Corp.	3,884	110,306
Bank of Hawaii Corp.	16	1,276
Bank OZK	27	732
BankUnited, Inc.	49	1,692
BB&T Corp.	383	19,571
CIT Group, Inc.	113	5,247
Citigroup, Inc.	1,614	104,571
Citizens Financial Group, Inc.	271	9,854
Comerica, Inc.	54	4,276
Commerce Bancshares, Inc.	37	2,316
Cullen/Frost Bankers, Inc.	20	2,006
East West Bancorp, Inc.	41	2,201
Fifth Third Bancorp	389	10,865
First Horizon National Corp.	74	1,220
First Republic Bank	39	3,867
FNB Corp.	126	1,545
Fulton Financial Corp.	84	1,462
Hancock Whitney Corp.	37	1,488
Huntington Bancshares, Inc.	414	6,040
IBERIABANK Corp.	18	1,345
Investors Bancorp, Inc.	110	1,351
JPMorgan Chase & Co.	1,613	179,349
KeyCorp	443	8,125
M&T Bank Corp.	55	9,296
MB Financial, Inc.	34	1,560
PacWest Bancorp	53	2,133
People’s United Financial, Inc.	196	3,305
PNC Financial Services Group, Inc. (The)	203	27,563
Popular, Inc.	70	3,948
Prosperity Bancshares, Inc.	27	1,873
Regions Financial Corp.	553	9,097
Signature Bank	17	2,097
SunTrust Banks, Inc.	228	14,293
SVB Financial Group*	13	3,312
Synovus Financial Corp.	39	1,475
TCF Financial Corp.	77	1,732
Texas Capital Bancshares, Inc.*	15	895
Umpqua Holdings Corp.	114	2,193
United Bankshares, Inc.	42	1,519
US Bancorp	716	38,993
Valley National Bancorp	118	1,277
Webster Financial Corp.	33	1,986
Wells Fargo & Co.	2,570	139,500
Wintrust Financial Corp.	17	1,315
Zions Bancorp NA	67	3,260
		755,157
Beverages - 1.4%
Brown-Forman Corp., Class B	48	2,291
Coca-Cola Co. (The)	1,387	69,905
Coca-Cola European Partners plc	74	3,592
Constellation Brands, Inc., Class A	25	4,894
Molson Coors Brewing Co., Class B	83	5,459
Monster Beverage Corp.*	39	2,327

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
PepsiCo, Inc.	534	65,116
		153,584
Biotechnology - 1.2%
AbbVie, Inc.	287	27,055
Alexion Pharmaceuticals, Inc.*	44	5,419
Amgen, Inc.	213	44,357
Biogen, Inc.*	47	15,685
BioMarin Pharmaceutical, Inc.*	16	1,536
Celgene Corp.*	101	7,294
Gilead Sciences, Inc.	381	27,409
Regeneron Pharmaceuticals, Inc.*	10	3,657
United Therapeutics Corp.*	16	1,890
		134,302
Building Products - 0.2%
AO Smith Corp.	24	1,137
Fortune Brands Home & Security, Inc.	43	1,883
Johnson Controls International plc	402	13,982
Lennox International, Inc.	7	1,581
Masco Corp.	77	2,440
Owens Corning	41	2,138
USG Corp.	42	1,808
		24,969
Capital Markets - 2.0%
Affiliated Managers Group, Inc.	19	2,111
Ameriprise Financial, Inc.	63	8,174
Bank of New York Mellon Corp. (The)	453	23,243
BlackRock, Inc.	38	16,264
Charles Schwab Corp. (The)	184	8,243
CME Group, Inc.	97	18,438
E*TRADE Financial Corp.	81	4,236
Eaton Vance Corp.	34	1,385
Federated Investors, Inc., Class B	51	1,351
Franklin Resources, Inc.	205	6,947
Goldman Sachs Group, Inc. (The)	193	36,803
Intercontinental Exchange, Inc.	122	9,970
Invesco Ltd.	228	4,640
Janus Henderson Group plc	56	1,310
Legg Mason, Inc.	61	1,767
LPL Financial Holdings, Inc.	39	2,503
Moody’s Corp.	21	3,341
Morgan Stanley	560	24,858
Nasdaq, Inc.	36	3,288
Northern Trust Corp.	71	7,045
Raymond James Financial, Inc.	41	3,269
S&P Global, Inc.	36	6,583
SEI Investments Co.	20	1,074
State Street Corp.	141	10,296
Stifel Financial Corp.	33	1,593
T. Rowe Price Group, Inc.	80	7,949
TD Ameritrade Holding Corp.	52	2,798
Waddell & Reed Financial, Inc., Class A	95	1,934
		221,413
Chemicals - 1.5%
Air Products & Chemicals, Inc.	64	10,296
Albemarle Corp.	29	2,793
Ashland Global Holdings, Inc.	26	2,129
Axalta Coating Systems Ltd.*	79	1,977
Cabot Corp.	29	1,427
Celanese Corp.	43	4,340
CF Industries Holdings, Inc.	162	6,835
Chemours Co. (The)	51	1,452
DowDuPont, Inc.	565	32,685
Eastman Chemical Co.	72	5,675
Ecolab, Inc.	71	11,395
FMC Corp.	30	2,482
Huntsman Corp.	123	2,487
International Flavors & Fragrances, Inc.	22	3,116
Linde plc	91	14,474
LyondellBasell Industries NV, Class A	221	20,621
Mosaic Co. (The)	391	14,076
Olin Corp.	75	1,615
Platform Specialty Products Corp.*	179	2,107
PolyOne Corp.	37	1,244
PPG Industries, Inc.	86	9,402
RPM International, Inc.	59	3,891
Scotts Miracle-Gro Co. (The)	17	1,292
Sherwin-Williams Co. (The)	14	5,937
Trinseo SA	21	1,061
		164,809
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	40	1,267
Cintas Corp.	18	3,373
Clean Harbors, Inc.*	35	2,259
Covanta Holding Corp.	96	1,590
Deluxe Corp.	22	1,108
KAR Auction Services, Inc.	49	2,800
Pitney Bowes, Inc.	253	2,135
Republic Services, Inc.	105	8,121
RR Donnelley & Sons Co.	243	1,538
Stericycle, Inc.*	34	1,634
Waste Management, Inc.	159	14,906
		40,731
Communications Equipment - 0.9%
ARRIS International plc*	123	3,801
Cisco Systems, Inc.	1,620	77,549
CommScope Holding Co., Inc.*	80	1,448
EchoStar Corp., Class A*	31	1,297
F5 Networks, Inc.*	13	2,235
Juniper Networks, Inc.	146	4,192
Motorola Solutions, Inc.	43	5,644
NetScout Systems, Inc.*	50	1,339
ViaSat, Inc.*	19	1,314
		98,819
Construction & Engineering - 0.3%
AECOM*	158	5,081
Arcosa, Inc.*	44	1,203
EMCOR Group, Inc.	32	2,332
Fluor Corp.	138	5,648
frontdoor, Inc.*	14	326
Jacobs Engineering Group, Inc.	82	5,385
KBR, Inc.	108	2,006
MasTec, Inc.*	36	1,623
Quanta Services, Inc.*	118	4,142
Tutor Perini Corp.*	73	1,359
Valmont Industries, Inc.	10	1,305
		30,410
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	15	2,860
Vulcan Materials Co.	26	2,749
		5,609
Consumer Finance - 1.1%
Ally Financial, Inc.	418	11,152
American Express Co.	303	34,018
Capital One Financial Corp.	393	35,244
Discover Financial Services	181	12,905
Navient Corp.	502	5,773
OneMain Holdings, Inc.*	51	1,493
Santander Consumer USA Holdings, Inc.	187	3,637

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
SLM Corp.*	264	2,711
Synchrony Financial	433	11,250
		118,183
Containers & Packaging - 0.5%
AptarGroup, Inc.	21	2,185
Avery Dennison Corp.	27	2,603
Ball Corp.	117	5,746
Bemis Co., Inc.	60	2,926
Berry Global Group, Inc.*	51	2,566
Crown Holdings, Inc.*	84	4,307
Graphic Packaging Holding Co.	147	1,763
International Paper Co.	246	11,363
Owens-Illinois, Inc.*	178	3,273
Packaging Corp. of America	33	3,228
Sealed Air Corp.	74	2,703
Sonoco Products Co.	63	3,625
Westrock Co.	118	5,559
		51,847
Distributors - 0.1%
Core-Mark Holding Co., Inc.	83	2,181
Genuine Parts Co.	79	8,193
LKQ Corp.*	107	2,979
		13,353
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.*	28	1,616
Graham Holdings Co., Class B	2	1,318
H&R Block, Inc.	116	3,133
Service Corp. International	59	2,726
ServiceMaster Global Holdings, Inc.*	29	1,284
		10,077
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	608	132,690
Jefferies Financial Group, Inc.	241	5,266
Voya Financial, Inc.	163	7,327
		145,283
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	5,734	179,130
CenturyLink, Inc.	1,246	23,425
Frontier Communications Corp.*	765	2,731
Verizon Communications, Inc.	2,812	169,564
		374,850
Electric Utilities - 3.0%
ALLETE, Inc.	27	2,197
Alliant Energy Corp.	119	5,401
American Electric Power Co., Inc.	327	25,421
Avangrid, Inc.	28	1,411
Duke Energy Corp.	564	49,953
Edison International	241	13,332
Entergy Corp.	165	14,365
Evergy, Inc.	169	10,034
Eversource Energy	192	13,121
Exelon Corp.	864	40,081
FirstEnergy Corp.	371	14,035
Hawaiian Electric Industries, Inc.	83	3,181
IDACORP, Inc.	24	2,358
NextEra Energy, Inc.	185	33,616
OGE Energy Corp.	130	5,151
PG&E Corp.*	516	13,612
Pinnacle West Capital Corp.	75	6,702
PNM Resources, Inc.	51	2,204
Portland General Electric Co.	61	2,937
PPL Corp.	517	15,815
Southern Co. (The)	756	35,781
Xcel Energy, Inc.	317	16,627
		327,335
Electrical Equipment - 0.5%
Acuity Brands, Inc.	11	1,430
AMETEK, Inc.	46	3,378
Eaton Corp. plc	226	17,389
Emerson Electric Co.	281	18,973
EnerSys	19	1,660
Generac Holdings, Inc.*	39	2,220
Hubbell, Inc.	20	2,203
nVent Electric plc	63	1,576
Regal Beloit Corp.	28	2,189
Rockwell Automation, Inc.	31	5,405
Sensata Technologies Holding plc*	47	2,174
		58,597
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	51	4,485
Anixter International, Inc.*	29	1,855
Arrow Electronics, Inc.*	118	9,083
Avnet, Inc.	192	8,413
Belden, Inc.	18	1,004
Benchmark Electronics, Inc.	51	1,216
CDW Corp.	57	5,283
Corning, Inc.	456	14,692
Flex Ltd.*	551	4,821
FLIR Systems, Inc.	34	1,559
Insight Enterprises, Inc.*	53	2,363
Jabil, Inc.	223	5,568
Keysight Technologies, Inc.*	55	3,400
Plexus Corp.*	22	1,343
Resideo Technologies, Inc.*	36	743
Sanmina Corp.*	107	2,893
SYNNEX Corp.	31	2,503
TE Connectivity Ltd.	109	8,385
Tech Data Corp.*	82	7,376
Trimble, Inc.*	57	2,168
Vishay Intertechnology, Inc.	79	1,647
Zebra Technologies Corp., Class A*	11	1,978
		92,778
Energy Equipment & Services - 1.0%
Apergy Corp.*	29	994
Baker Hughes a GE Co.	160	3,651
Diamond Offshore Drilling, Inc.*	165	2,079
Ensco plc, Class A	1,315	7,456
Halliburton Co.	331	10,403
Helmerich & Payne, Inc.	75	4,545
KLX Energy Services Holdings, Inc.*	8	162
McDermott International, Inc.*	220	1,916
Nabors Industries Ltd.	538	1,738
National Oilwell Varco, Inc.	377	12,105
Noble Corp. plc*	1,257	5,242
Oceaneering International, Inc.*	140	2,351
Patterson-UTI Energy, Inc.	125	1,735
Rowan Cos. plc, Class A*	205	2,841
Schlumberger Ltd.	719	32,427
Superior Energy Services, Inc.*	183	997
Transocean Ltd.*	1,370	12,714
Weatherford International plc*	1,786	1,022
		104,378
Entertainment - 1.0%
Activision Blizzard, Inc.	107	5,337
Cinemark Holdings, Inc.	59	2,264
Electronic Arts, Inc.*	34	2,858
Live Nation Entertainment, Inc.*	45	2,506
Netflix, Inc.*	11	3,147
Take-Two Interactive Software, Inc.*	12	1,316

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	323	15,979
Twenty-First Century Fox, Inc., Class B	136	6,668
Viacom, Inc., Class B	343	10,585
Walt Disney Co. (The)	514	59,362
		110,022
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	26	3,237
American Campus Communities, Inc.	76	3,331
American Homes 4 Rent, Class A	72	1,500
American Tower Corp.	67	11,021
Apartment Investment & Management Co., Class A	61	2,873
Apple Hospitality REIT, Inc.	152	2,412
AvalonBay Communities, Inc.	49	9,338
Boston Properties, Inc.	71	9,315
Brandywine Realty Trust	104	1,484
Brixmor Property Group, Inc.	224	3,696
Camden Property Trust	39	3,711
CBL & Associates Properties, Inc.	463	1,208
Columbia Property Trust, Inc.	107	2,297
CoreCivic, Inc.	177	3,885
Corporate Office Properties Trust	54	1,321
Crown Castle International Corp.	89	10,226
CubeSmart	57	1,775
DiamondRock Hospitality Co.	140	1,476
Digital Realty Trust, Inc.	56	6,442
Douglas Emmett, Inc.	50	1,846
Duke Realty Corp.	137	3,899
EPR Properties	26	1,842
Equinix, Inc.	11	4,238
Equity Commonwealth	62	1,970
Equity LifeStyle Properties, Inc.	19	1,891
Equity Residential	173	12,326
Essex Property Trust, Inc.	20	5,250
Extra Space Storage, Inc.	32	3,071
Federal Realty Investment Trust	23	3,038
Forest City Realty Trust, Inc., Class A	66	1,670
Gaming and Leisure Properties, Inc.	68	2,341
GEO Group, Inc. (The)	107	2,487
HCP, Inc.	328	9,597
Healthcare Realty Trust, Inc.	56	1,736
Healthcare Trust of America, Inc., Class A	60	1,687
Highwoods Properties, Inc.	52	2,255
Hospitality Properties Trust	145	3,892
Host Hotels & Resorts, Inc.	412	7,828
Hudson Pacific Properties, Inc.	51	1,574
Iron Mountain, Inc.	201	6,828
Kilroy Realty Corp.	33	2,313
Kimco Realty Corp.	281	4,594
Lamar Advertising Co., Class A	30	2,275
Lexington Realty Trust	183	1,607
Liberty Property Trust	76	3,442
Life Storage, Inc.	20	1,953
Macerich Co. (The)	70	3,520
Mack-Cali Realty Corp.	83	1,798
Medical Properties Trust, Inc.	159	2,746
Mid-America Apartment Communities, Inc.	46	4,764
National Retail Properties, Inc.	58	2,904
Omega Healthcare Investors, Inc.	109	4,136
Outfront Media, Inc.	121	2,514
Paramount Group, Inc.	135	1,927
Park Hotels & Resorts, Inc.	87	2,681
Piedmont Office Realty Trust, Inc., Class A	112	2,075
Prologis, Inc.	199	13,401
Public Storage	36	7,677
Rayonier, Inc.	62	1,961
Realty Income Corp.	91	5,832
Regency Centers Corp.	35	2,228
Retail Properties of America, Inc., Class A	180	2,266
Retail Value, Inc.*	17	493
RLJ Lodging Trust	99	2,014
Ryman Hospitality Properties, Inc.	22	1,630
SBA Communications Corp.*	10	1,708
Senior Housing Properties Trust	214	2,945
Simon Property Group, Inc.	99	18,383
SITE Centers Corp.	174	2,165
SL Green Realty Corp.	53	5,110
Spirit MTA REIT	35	341
Spirit Realty Capital, Inc.	350	2,597
Sun Communities, Inc.	21	2,186
Sunstone Hotel Investors, Inc.	135	2,060
Taubman Centers, Inc.	31	1,641
UDR, Inc.	98	4,177
Uniti Group, Inc.	134	2,671
Ventas, Inc.	223	14,158
VEREIT, Inc.	748	5,722
Vornado Realty Trust	81	5,829
Washington Prime Group, Inc.	326	2,038
Weingarten Realty Investors	66	1,905
Welltower, Inc.	248	17,938
Weyerhaeuser Co.	284	7,500
WP Carey, Inc.	51	3,455
Xenia Hotels & Resorts, Inc.	89	1,809
		350,903
Food & Staples Retailing - 2.5%
Casey’s General Stores, Inc.	23	2,978
Costco Wholesale Corp.	228	52,732
Kroger Co. (The)	1,157	34,317
Performance Food Group Co.*	109	3,756
Rite Aid Corp.*	4,728	5,248
SpartanNash Co.	59	1,106
Sprouts Farmers Market, Inc.*	54	1,243
Sysco Corp.	281	18,940
United Natural Foods, Inc.*	66	1,426
US Foods Holding Corp.*	251	8,328
Walgreens Boots Alliance, Inc.	534	45,214
Walmart, Inc.	976	95,306
		270,594
Food Products - 1.5%
Archer-Daniels-Midland Co.	671	30,879
Bunge Ltd.	208	11,871
Campbell Soup Co.	85	3,332
Conagra Brands, Inc.	213	6,888
Darling Ingredients, Inc.*	123	2,691
Dean Foods Co.	232	1,169
Flowers Foods, Inc.	95	1,880
General Mills, Inc.	293	12,397
Hain Celestial Group, Inc. (The)*	47	973
Hershey Co. (The)	44	4,765
Hormel Foods Corp.	93	4,193
Ingredion, Inc.	30	3,134
JM Smucker Co. (The)	56	5,853
Kellogg Co.	111	7,065
Kraft Heinz Co. (The)	294	15,029
Lamb Weston Holdings, Inc.	24	1,841

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
McCormick & Co., Inc. (Non-Voting)	32	4,800
Mondelez International, Inc., Class A	657	29,552
Nomad Foods Ltd.*	106	2,143
Post Holdings, Inc.*	30	2,903
Sanderson Farms, Inc.	10	1,132
TreeHouse Foods, Inc.*	63	3,314
Tyson Foods, Inc., Class A	136	8,017
		165,821
Gas Utilities - 0.2%
Atmos Energy Corp.	45	4,305
National Fuel Gas Co.	43	2,316
New Jersey Resources Corp.	44	2,135
ONE Gas, Inc.	25	2,127
South Jersey Industries, Inc.	48	1,498
Southwest Gas Holdings, Inc.	31	2,442
Spire, Inc.	24	1,894
UGI Corp.	111	6,377
		23,094
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	393	29,102
Baxter International, Inc.	145	9,940
Becton Dickinson and Co.	46	11,626
Boston Scientific Corp.*	180	6,781
Cooper Cos., Inc. (The)	8	2,231
Danaher Corp.	137	15,007
DENTSPLY SIRONA, Inc.	71	2,682
Edwards Lifesciences Corp.*	23	3,726
Hill-Rom Holdings, Inc.	17	1,648
Hologic, Inc.*	65	2,887
Intuitive Surgical, Inc.*	11	5,840
Medtronic plc	481	46,912
ResMed, Inc.	24	2,683
STERIS plc	24	2,858
Stryker Corp.	62	10,878
Teleflex, Inc.	7	1,928
Varian Medical Systems, Inc.*	19	2,344
Zimmer Biomet Holdings, Inc.	59	6,904
		165,977
Health Care Providers & Services - 4.5%
Acadia Healthcare Co., Inc.*	41	1,393
AmerisourceBergen Corp.	201	17,869
Anthem, Inc.	147	42,640
Brookdale Senior Living, Inc.*	295	2,522
Cardinal Health, Inc.	430	23,577
Centene Corp.*	90	12,802
Cigna Corp.	80	17,870
Community Health Systems, Inc.*	745	3,539
CVS Health Corp.	1,013	81,243
DaVita, Inc.*	98	6,474
Encompass Health Corp.	38	2,858
Express Scripts Holding Co.*	602	61,085
HCA Healthcare, Inc.	168	24,190
Henry Schein, Inc.*	79	7,047
Humana, Inc.	66	21,745
Laboratory Corp. of America Holdings*	38	5,534
Magellan Health, Inc.*	20	1,090
McKesson Corp.	302	37,599
MEDNAX, Inc.*	49	1,970
Molina Healthcare, Inc.*	45	6,287
Owens & Minor, Inc.	184	1,404
Patterson Cos., Inc.	64	1,624
Quest Diagnostics, Inc.	61	5,403
Select Medical Holdings Corp.*	93	1,802
Tenet Healthcare Corp.*	296	7,717
UnitedHealth Group, Inc.	294	82,720
Universal Health Services, Inc., Class B	41	5,658
WellCare Health Plans, Inc.*	25	6,372
		492,034
Health Care Technology - 0.0%(b)
Cerner Corp.*	61	3,533

Hotels, Restaurants & Leisure - 1.5%
Aramark	127	4,834
Bloomin’ Brands, Inc.	72	1,408
Brinker International, Inc.	49	2,503
Carnival Corp.	177	10,671
Chipotle Mexican Grill, Inc.*	8	3,786
Cracker Barrel Old Country Store, Inc.	8	1,446
Darden Restaurants, Inc.	49	5,416
Domino’s Pizza, Inc.	7	1,941
Extended Stay America, Inc.	90	1,638
Hilton Worldwide Holdings, Inc.	35	2,644
Hyatt Hotels Corp., Class A	19	1,355
International Game Technology plc	84	1,446
Las Vegas Sands Corp.	146	8,021
Marriott International, Inc., Class A	48	5,521
McDonald’s Corp.	254	47,882
MGM Resorts International	213	5,742
Norwegian Cruise Line Holdings Ltd.*	61	3,131
Royal Caribbean Cruises Ltd.	50	5,654
SeaWorld Entertainment, Inc.*	92	2,620
Six Flags Entertainment Corp.	23	1,411
Starbucks Corp.	268	17,881
Vail Resorts, Inc.	6	1,675
Wyndham Destinations, Inc.	33	1,369
Wyndham Hotels & Resorts, Inc.	33	1,654
Wynn Resorts Ltd.	32	3,501
Yum China Holdings, Inc.	100	3,583
Yum! Brands, Inc.	120	11,066
		159,799
Household Durables - 0.4%
DR Horton, Inc.	110	4,094
Garmin Ltd.	51	3,400
Leggett & Platt, Inc.	67	2,596
Lennar Corp., Class A	73	3,119
Meritage Homes Corp.*	31	1,186
Mohawk Industries, Inc.*	22	2,817
Newell Brands, Inc.	271	6,341
NVR, Inc.*	1	2,450
PulteGroup, Inc.	130	3,448
Taylor Morrison Home Corp., Class A*	84	1,421
Toll Brothers, Inc.	66	2,176
TRI Pointe Group, Inc.*	77	961
Tupperware Brands Corp.	39	1,480
Whirlpool Corp.	54	6,811
		42,300
Household Products - 1.5%
Church & Dwight Co., Inc.	68	4,501
Clorox Co. (The)	40	6,625
Colgate-Palmolive Co.	244	15,499
Kimberly-Clark Corp.	145	16,729
Procter & Gamble Co. (The)	1,242	117,381
		160,735
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	1,023	15,846
NRG Energy, Inc.	212	8,147

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Vistra Energy Corp.*	428	10,050
		34,043
Industrial Conglomerates - 1.3%
3M Co.	147	30,564
Carlisle Cos., Inc.	24	2,532
General Electric Co.	8,976	67,320
Honeywell International, Inc.	218	31,992
Roper Technologies, Inc.	17	5,059
		137,467
Insurance - 3.9%
Aflac, Inc.	479	21,910
Alleghany Corp.	11	6,941
Allstate Corp. (The)	230	20,514
Ambac Financial Group, Inc.*	92	1,608
American Equity Investment Life Holding Co.	67	2,287
American Financial Group, Inc.	37	3,787
American International Group, Inc.	966	41,780
Aon plc	65	10,732
Arch Capital Group Ltd.*	178	5,094
Arthur J Gallagher & Co.	63	4,855
Aspen Insurance Holdings Ltd.	60	2,512
Assurant, Inc.	55	5,348
Assured Guaranty Ltd.	103	4,204
Athene Holding Ltd., Class A*	58	2,522
Axis Capital Holdings Ltd.	81	4,483
Brighthouse Financial, Inc.*	100	4,026
Brown & Brown, Inc.	67	1,944
Chubb Ltd.	212	28,353
Cincinnati Financial Corp.	78	6,375
CNO Financial Group, Inc.	150	2,745
Everest Re Group Ltd.	26	5,774
Fidelity National Financial, Inc.	105	3,528
First American Financial Corp.	55	2,658
Genworth Financial, Inc., Class A*	1,210	5,639
Hanover Insurance Group, Inc. (The)	26	2,982
Hartford Financial Services Group, Inc. (The)	307	13,566
Kemper Corp.	24	1,826
Lincoln National Corp.	139	8,753
Loews Corp.	211	10,141
Markel Corp.*	5	5,721
Marsh & McLennan Cos., Inc.	147	13,039
MBIA, Inc.*	302	2,812
MetLife, Inc.	853	38,069
Old Republic International Corp.	201	4,533
Primerica, Inc.	15	1,783
Principal Financial Group, Inc.	153	7,546
ProAssurance Corp.	46	2,012
Progressive Corp. (The)	232	15,379
Prudential Financial, Inc.	363	34,035
Reinsurance Group of America, Inc.	41	6,125
RenaissanceRe Holdings Ltd.	23	3,050
RLI Corp.	21	1,592
Selective Insurance Group, Inc.	24	1,593
Torchmark Corp.	50	4,321
Travelers Cos., Inc. (The)	216	28,160
Unum Group	151	5,422
White Mountains Insurance Group Ltd.	2	1,858
Willis Towers Watson plc	38	6,059
WR Berkley Corp.	59	4,648
		424,644
Interactive Media & Services - 1.2%
Alphabet, Inc., Class A*	46	51,044
Alphabet, Inc., Class C*	46	50,344
Cars.com, Inc.*	54	1,397
Facebook, Inc., Class A*	183	25,732
IAC/InterActiveCorp*	13	2,313
Twitter, Inc.*	64	2,013
		132,843
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*	26	43,944
Booking Holdings, Inc.*	6	11,351
eBay, Inc.*	210	6,269
Expedia Group, Inc.	34	4,107
Liberty Expedia Holdings, Inc., Class A*	35	1,467
Qurate Retail, Inc.*	250	5,555
		72,693
IT Services - 2.3%
Accenture plc, Class A	145	23,855
Akamai Technologies, Inc.*	45	3,094
Alliance Data Systems Corp.	17	3,406
Amdocs Ltd.	48	3,116
Automatic Data Processing, Inc.	104	15,332
Booz Allen Hamilton Holding Corp.	115	5,901
Broadridge Financial Solutions, Inc.	23	2,435
CACI International, Inc., Class A*	15	2,474
Cognizant Technology Solutions Corp., Class A	136	9,687
Conduent, Inc.*	222	2,846
CoreLogic, Inc.*	32	1,295
DXC Technology Co.	147	9,267
Fidelity National Information Services, Inc.	91	9,823
First Data Corp., Class A*	228	4,350
Fiserv, Inc.*	74	5,856
FleetCor Technologies, Inc.*	14	2,708
Genpact Ltd.	52	1,580
Global Payments, Inc.	18	2,012
International Business Machines Corp.	492	61,141
Jack Henry & Associates, Inc.	13	1,816
Leidos Holdings, Inc.	75	4,725
Mastercard, Inc., Class A	68	13,673
Paychex, Inc.	89	6,298
PayPal Holdings, Inc.*	139	11,927
Perspecta, Inc.	74	1,562
Sabre Corp.	61	1,560
Science Applications International Corp.	22	1,529
Teradata Corp.*	53	1,994
Total System Services, Inc.	30	2,621
Visa, Inc., Class A	174	24,657
Western Union Co. (The)	254	4,757
WEX, Inc.*	9	1,395
Worldpay, Inc.*	28	2,403
		251,095
Leisure Products - 0.1%
Brunswick Corp.	35	1,856
Hasbro, Inc.	37	3,367
Mattel, Inc.*	410	5,699
Polaris Industries, Inc.	24	2,328
Vista Outdoor, Inc.*	69	787
		14,037
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	55	3,979
Bio-Rad Laboratories, Inc., Class A*	6	1,647

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Illumina, Inc.*	10	3,375
IQVIA Holdings, Inc.*	42	5,253
Mettler-Toledo International, Inc.*	3	1,910
PerkinElmer, Inc.	23	2,003
Thermo Fisher Scientific, Inc.	77	19,215
Waters Corp.*	12	2,383
		39,765
Machinery - 1.5%
AGCO Corp.	51	3,044
Allison Transmission Holdings, Inc.	49	2,308
Caterpillar, Inc.	223	30,254
Colfax Corp.*	67	1,671
Crane Co.	17	1,468
Cummins, Inc.	74	11,178
Deere & Co.	131	20,289
Donaldson Co., Inc.	37	2,074
Dover Corp.	59	5,009
Flowserve Corp.	68	3,299
Fortive Corp.	47	3,575
IDEX Corp.	16	2,198
Illinois Tool Works, Inc.	75	10,429
Ingersoll-Rand plc	94	9,731
ITT, Inc.	31	1,719
Kennametal, Inc.	33	1,380
Lincoln Electric Holdings, Inc.	18	1,547
Meritor, Inc.*	51	842
Middleby Corp. (The)*	12	1,449
Navistar International Corp.*	39	1,250
Nordson Corp.	11	1,325
Oshkosh Corp.	36	2,568
PACCAR, Inc.	195	12,133
Parker-Hannifin Corp.	45	7,742
Pentair plc	63	2,690
Rexnord Corp.*	56	1,585
Snap-on, Inc.	20	3,325
Stanley Black & Decker, Inc.	54	7,066
Terex Corp.	54	1,785
Timken Co. (The)	39	1,566
Toro Co. (The)	21	1,302
Trinity Industries, Inc.	122	2,907
WABCO Holdings, Inc.*	12	1,457
Wabtec Corp.	25	2,365
Xylem, Inc.	38	2,773
		167,303
Marine - 0.0%(b)
Kirby Corp.*	30	2,290

Media - 1.5%
AMC Networks, Inc., Class A*	26	1,556
CBS Corp. (Non-Voting), Class B	153	8,290
Charter Communications, Inc., Class A*	50	16,460
Comcast Corp., Class A	1,941	75,718
Discovery, Inc., Class A*	86	2,642
Discovery, Inc., Class C*	143	3,994
DISH Network Corp., Class A*	88	2,883
Gannett Co., Inc.	137	1,421
Interpublic Group of Cos., Inc. (The)	179	4,206
Liberty Broadband Corp., Class A*	5	426
Liberty Broadband Corp., Class C*	22	1,867
Liberty Global plc, Class A*	171	4,246
Liberty Global plc, Class C*	444	10,785
Liberty Media Corp.-Liberty SiriusXM, Class A*	55	2,188
Liberty Media Corp.-Liberty SiriusXM, Class C*	112	4,493
News Corp., Class A	222	2,882
News Corp., Class B	71	951
Omnicom Group, Inc.	123	9,467
Sinclair Broadcast Group, Inc., Class A	37	1,164
TEGNA, Inc.	159	2,113
Tribune Media Co., Class A	69	2,778
		160,530
Metals & Mining - 0.5%
AK Steel Holding Corp.*	284	875
Alcoa Corp.*	165	5,249
Allegheny Technologies, Inc.*	63	1,654
Carpenter Technology Corp.	26	1,120
Cleveland-Cliffs, Inc.*	278	2,580
Commercial Metals Co.	98	1,888
Compass Minerals International, Inc.	22	1,102
Constellium NV, Class A*	139	1,166
Freeport-McMoRan, Inc.	742	8,860
Newmont Mining Corp.	226	7,309
Nucor Corp.	173	10,451
Reliance Steel & Aluminum Co.	51	4,103
Southern Copper Corp.	28	937
Steel Dynamics, Inc.	80	2,816
United States Steel Corp.	93	2,145
		52,255
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	297	5,257
Annaly Capital Management, Inc.	923	9,267
Blackstone Mortgage Trust, Inc., Class A	49	1,720
Chimera Investment Corp.	166	3,185
Invesco Mortgage Capital, Inc.	109	1,703
MFA Financial, Inc.	309	2,240
New Residential Investment Corp.	189	3,251
PennyMac Mortgage Investment Trust	87	1,831
Starwood Property Trust, Inc.	183	4,094
Two Harbors Investment Corp.	149	2,143
		34,691
Multiline Retail - 0.8%
Big Lots, Inc.	34	1,481
Dillard’s, Inc., Class A	23	1,596
Dollar General Corp.	95	10,544
Dollar Tree, Inc.*	74	6,421
JC Penney Co., Inc.*	814	1,164
Kohl’s Corp.	169	11,352
Macy’s, Inc.	543	18,581
Nordstrom, Inc.	113	5,974
Target Corp.	481	34,132
		91,245
Multi-Utilities - 1.4%
Ameren Corp.	159	10,910
Avista Corp.	37	1,925
Black Hills Corp.	34	2,251
CenterPoint Energy, Inc.	303	8,487
CMS Energy Corp.	162	8,438
Consolidated Edison, Inc.	217	17,436
Dominion Energy, Inc.	304	22,648
DTE Energy Co.	109	13,052
MDU Resources Group, Inc.	120	3,176
NiSource, Inc.	185	4,888
NorthWestern Corp.	33	2,111
Public Service Enterprise Group, Inc.	334	18,671

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
SCANA Corp.	164	7,652
Sempra Energy	123	14,172
Vectren Corp.	43	3,088
WEC Energy Group, Inc.	146	10,582
		149,487
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	246	13,013
Antero Resources Corp.*	183	2,403
Apache Corp.	296	10,398
Cabot Oil & Gas Corp.	91	2,290
Chesapeake Energy Corp.*	1,456	4,252
Chevron Corp.	1,634	194,348
Cimarex Energy Co.	17	1,394
CNX Resources Corp.*	171	2,367
Concho Resources, Inc.*	52	6,778
ConocoPhillips	1,055	69,820
Cosan Ltd., Class A	169	1,502
Delek US Holdings, Inc.	69	2,745
Devon Energy Corp.	201	5,433
Diamondback Energy, Inc.	37	4,084
EOG Resources, Inc.	132	13,637
EQT Corp.	69	1,291
Equitrans Midstream Corp.*	54	1,205
Exxon Mobil Corp.	3,409	271,015
Hess Corp.	272	14,658
HollyFrontier Corp.	228	14,243
Kinder Morgan, Inc.	1,694	28,917
Marathon Oil Corp.	984	16,423
Marathon Petroleum Corp.	659	42,940
Murphy Oil Corp.	231	7,369
Noble Energy, Inc.	303	7,193
Oasis Petroleum, Inc.*	301	2,149
Occidental Petroleum Corp.	470	33,027
ONEOK, Inc.	108	6,634
PBF Energy, Inc., Class A	182	7,040
PDC Energy, Inc.*	32	1,086
Peabody Energy Corp.	34	1,059
Phillips 66	413	38,624
Pioneer Natural Resources Co.	34	5,023
QEP Resources, Inc.*	291	2,337
Range Resources Corp.	220	3,201
SM Energy Co.	102	2,081
Targa Resources Corp.	109	4,865
Valero Energy Corp.	452	36,115
Whiting Petroleum Corp.*	160	4,843
Williams Cos., Inc. (The)	513	12,989
World Fuel Services Corp.	142	3,662
WPX Energy, Inc.*	200	2,790
		907,243
Paper & Forest Products - 0.1%
Boise Cascade Co.	33	877
Domtar Corp.	77	3,356
Louisiana-Pacific Corp.	46	1,051
		5,284
Personal Products - 0.1%
Avon Products, Inc.*	834	1,768
Edgewell Personal Care Co.*	37	1,547
Estee Lauder Cos., Inc. (The), Class A	35	4,993
Herbalife Nutrition Ltd.*	41	2,347
Nu Skin Enterprises, Inc., Class A	25	1,649
		12,304
Pharmaceuticals - 4.6%
Allergan plc	217	33,982
Bristol-Myers Squibb Co.	438	23,416
Catalent, Inc.*	32	1,269
Eli Lilly & Co.	344	40,812
Endo International plc*	281	3,380
Jazz Pharmaceuticals plc*	13	1,966
Johnson & Johnson	908	133,385
Mallinckrodt plc*	233	5,543
Merck & Co., Inc.	1,330	105,522
Mylan NV*	247	8,363
Perrigo Co. plc	38	2,367
Pfizer, Inc.	2,814	130,091
Zoetis, Inc.	49	4,600
		494,696
Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	12	1,722
Equifax, Inc.	28	2,875
IHS Markit Ltd.*	87	4,643
ManpowerGroup, Inc.	53	4,303
Nielsen Holdings plc	198	5,380
Robert Half International, Inc.	46	2,844
TransUnion	26	1,679
Verisk Analytics, Inc.*	23	2,836
		26,282
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	107	4,674
Howard Hughes Corp. (The)*	11	1,218
Jones Lang LaSalle, Inc.	18	2,577
Realogy Holdings Corp.	103	1,984
		10,453
Road & Rail - 1.0%
Avis Budget Group, Inc.*	160	4,686
CSX Corp.	284	20,627
Genesee & Wyoming, Inc., Class A*	34	2,832
Hertz Global Holdings, Inc.*	316	5,912
JB Hunt Transport Services, Inc.	23	2,446
Kansas City Southern	36	3,710
Knight-Swift Transportation Holdings, Inc.	35	1,213
Norfolk Southern Corp.	114	19,464
Old Dominion Freight Line, Inc.	13	1,778
Ryder System, Inc.	61	3,451
Union Pacific Corp.	258	39,675
YRC Worldwide, Inc.*	174	985
		106,779
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc.*	113	2,407
Analog Devices, Inc.	77	7,078
Applied Materials, Inc.	174	6,487
Broadcom, Inc.	46	10,921
Cree, Inc.*	47	2,074
Cypress Semiconductor Corp.	92	1,279
First Solar, Inc.*	45	2,000
Intel Corp.	2,052	101,184
KLA-Tencor Corp.	73	7,195
Lam Research Corp.	23	3,610
Marvell Technology Group Ltd.	105	1,691
Maxim Integrated Products, Inc.	67	3,747
Microchip Technology, Inc.	51	3,825
Micron Technology, Inc.*	314	12,108
NVIDIA Corp.	22	3,595
NXP Semiconductors NV	76	6,336
ON Semiconductor Corp.*	110	2,110
Qorvo, Inc.*	42	2,764
QUALCOMM, Inc.	653	38,044
Skyworks Solutions, Inc.	31	2,256
Teradyne, Inc.	34	1,213
Texas Instruments, Inc.	202	20,170
Xilinx, Inc.	64	5,919
		248,013

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Software - 2.3%
Adobe, Inc.*	32	8,029
ANSYS, Inc.*	12	1,944
Cadence Design Systems, Inc.*	34	1,531
Check Point Software Technologies Ltd.*	23	2,572
Citrix Systems, Inc.*	28	3,051
Intuit, Inc.	26	5,578
Microsoft Corp.	1,480	164,117
Nuance Communications, Inc.*	109	1,743
Oracle Corp.	853	41,592
Red Hat, Inc.*	11	1,964
salesforce.com, Inc.*	45	6,424
Symantec Corp.	319	7,053
Synopsys, Inc.*	30	2,758
VMware, Inc., Class A*	11	1,841
		250,197
Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A	93	1,945
Advance Auto Parts, Inc.	37	6,575
American Eagle Outfitters, Inc.	133	2,784
Asbury Automotive Group, Inc.*	29	2,004
Ascena Retail Group, Inc.*	600	1,812
AutoNation, Inc.*	93	3,453
AutoZone, Inc.*	9	7,282
Bed Bath & Beyond, Inc.	236	3,040
Best Buy Co., Inc.	172	11,109
Burlington Stores, Inc.*	17	2,818
CarMax, Inc.*	108	7,136
Chico’s FAS, Inc.	135	729
Dick’s Sporting Goods, Inc.	85	3,058
DSW, Inc., Class A	70	1,942
Express, Inc.*	183	1,142
Foot Locker, Inc.	89	5,020
GameStop Corp., Class A	263	3,593
Gap, Inc. (The)	174	4,748
Genesco, Inc.*	40	1,670
GNC Holdings, Inc., Class A*	317	903
Group 1 Automotive, Inc.	35	1,967
Home Depot, Inc. (The)	285	51,391
L Brands, Inc.	213	7,052
Lithia Motors, Inc., Class A	17	1,409
Lowe’s Cos., Inc.	295	27,839
Michaels Cos., Inc. (The)*	66	1,120
Murphy USA, Inc.*	59	4,780
Office Depot, Inc.	1,042	3,366
O’Reilly Automotive, Inc.*	21	7,282
Penske Automotive Group, Inc.	45	1,962
Ross Stores, Inc.	81	7,096
Sally Beauty Holdings, Inc.*	120	2,533
Signet Jewelers Ltd.	65	3,426
Sonic Automotive, Inc., Class A	72	1,137
Tiffany & Co.	36	3,276
TJX Cos., Inc. (The)	422	20,615
Tractor Supply Co.	47	4,471
Ulta Beauty, Inc.*	10	2,978
Urban Outfitters, Inc.*	49	1,866
Williams-Sonoma, Inc.	55	3,115
		231,444
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	1,354	241,797
Diebold Nixdorf, Inc.	92	301
Hewlett Packard Enterprise Co.	1,198	17,970
HP, Inc.	756	17,388
NCR Corp.*	102	2,826
NetApp, Inc.	79	5,283
Seagate Technology plc	211	9,092
Western Digital Corp.	138	6,264
Xerox Corp.	194	5,223
		306,144
Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	13	1,202
Fossil Group, Inc.*	135	2,610
Hanesbrands, Inc.	150	2,386
Lululemon Athletica, Inc.*	16	2,121
Michael Kors Holdings Ltd.*	54	2,362
NIKE, Inc., Class B	268	20,132
PVH Corp.	29	3,205
Ralph Lauren Corp.	32	3,565
Skechers U.S.A., Inc., Class A*	38	1,026
Tapestry, Inc.	119	4,633
Under Armour, Inc., Class A*	61	1,457
Under Armour, Inc., Class C*	64	1,429
VF Corp.	109	8,861
		54,989
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.*	118	1,382
New York Community Bancorp, Inc.	419	4,454
Radian Group, Inc.	70	1,288
Washington Federal, Inc.	38	1,095
		8,219
Tobacco - 0.9%
Altria Group, Inc.	713	39,094
Philip Morris International, Inc.	626	54,168
Universal Corp.	29	1,838
		95,100
Trading Companies & Distributors - 0.4%
AerCap Holdings NV*	120	6,344
Air Lease Corp.	42	1,632
Beacon Roofing Supply, Inc.*	29	1,011
Fastenal Co.	85	5,037
GATX Corp.	27	2,255
HD Supply Holdings, Inc.*	106	4,229
MRC Global, Inc.*	115	1,809
MSC Industrial Direct Co., Inc., Class A	20	1,772
NOW, Inc.*	145	1,956
Rush Enterprises, Inc., Class A	39	1,486
United Rentals, Inc.*	37	4,334
Univar, Inc.*	110	2,383
Watsco, Inc.	12	1,844
WESCO International, Inc.*	57	3,044
WW Grainger, Inc.	21	6,595
		45,731
Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp.	49	2,044

Water Utilities - 0.1%
American Water Works Co., Inc.	71	6,774
Aqua America, Inc.	59	2,023
		8,797
Wireless Telecommunication Services - 0.2%
Sprint Corp.*	823	5,168
Telephone & Data Systems, Inc.	139	4,967

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
T-Mobile US, Inc.*	146	9,994
		20,129
TOTAL COMMON STOCKS (Cost $8,007,999)		9,919,744

	Number of Warrants

WARRANTS - 0.0%(b)

Energy Equipment & Services - 0.0%(b)
Tidewater, Inc., Class A, expiring 7/31/2023*	127	344
Tidewater, Inc., Class B, expiring 7/31/2023*	137	319
TOTAL WARRANTS (Cost $—)		663

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 20.5%

REPURCHASE AGREEMENTS(c) - 20.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $2,228,435 (Cost $2,228,015)	2,228,015	2,228,015

Total Investments - 111.6% (Cost $10,236,014)		12,148,422
Liabilities in excess of other assets - (11.6%)		(1,263,796)
Net Assets - 100.0%		10,884,626

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,694,982.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,399,751
Aggregate gross unrealized depreciation	(1,805,132)
Net unrealized appreciation	$594,619
Federal income tax cost	$10,251,851

See accompanying notes to the financial statements.

Swap Agreements(1)

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
(431,354)	11/6/2020	Goldman Sachs International	(2.42)%	Russell 1000 Total Return Index	(827)
184,552	11/6/2020	Goldman Sachs International	2.67%	FTSE RAFI US 1000 Total Return Index	(864)
(246,802)					(1,691)	—	—	(1,691)
(10,603,802)	11/6/2019	Societe Generale	(2.02)%	Russell 1000 Total Return Index	(1,336,826)
879,556	11/6/2019	Societe Generale	2.52%	FTSE RAFI US 1000 Total Return Index	36,565
(9,724,246)					(1,300,261)	1,229,054	71,207	—

(9,971,048)					(1,301,952)
				Total Unrealized Appreciation	36,565
				Total Unrealized Depreciation	(1,338,517)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 2.6%
Arconic, Inc.	142	3,050
Boeing Co. (The)	175	60,683
General Dynamics Corp.	91	16,825
Harris Corp.	39	5,575
Huntington Ingalls Industries, Inc.	14	3,017
L3 Technologies, Inc.	26	4,765
Lockheed Martin Corp.	81	24,335
Northrop Grumman Corp.	57	14,813
Raytheon Co.	94	16,482
Textron, Inc.	83	4,660
TransDigm Group, Inc.*	16	5,787
United Technologies Corp.	266	32,442
		192,434
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	45	4,155
Expeditors International of Washington, Inc.	57	4,337
FedEx Corp.	80	18,320
United Parcel Service, Inc., Class B	228	26,286
		53,098
Airlines - 0.5%
Alaska Air Group, Inc.	40	2,930
American Airlines Group, Inc.	136	5,462
Delta Air Lines, Inc.	207	12,567
Southwest Airlines Co.	170	9,284
United Continental Holdings, Inc.*	75	7,252
		37,495
Auto Components - 0.1%
Aptiv plc	87	6,255
BorgWarner, Inc.	70	2,771
Goodyear Tire & Rubber Co. (The)	79	1,830
		10,856
Automobiles - 0.4%
Ford Motor Co.	1,289	12,130
General Motors Co.	433	16,432
Harley-Davidson, Inc.	56	2,368
		30,930
Banks - 6.4%
Bank of America Corp.	3,056	86,790
BB&T Corp.	255	13,030
Citigroup, Inc.	828	53,646
Citizens Financial Group, Inc.	157	5,708
Comerica, Inc.	53	4,197
Fifth Third Bancorp	220	6,145
Huntington Bancshares, Inc.	364	5,311
JPMorgan Chase & Co.	1,105	122,865
KeyCorp	347	6,364
M&T Bank Corp.	47	7,943
People’s United Financial, Inc.	123	2,074
PNC Financial Services Group, Inc. (The)	152	20,639
Regions Financial Corp.	364	5,988
SunTrust Banks, Inc.	152	9,529
SVB Financial Group*	17	4,332
US Bancorp	504	27,448
Wells Fargo & Co.	1,426	77,403
Zions Bancorp NA	65	3,163
		462,575
Beverages - 2.0%
Brown-Forman Corp., Class B	56	2,672
Coca-Cola Co. (The)	1,259	63,454
Constellation Brands, Inc., Class A	55	10,767
Molson Coors Brewing Co., Class B	61	4,012
Monster Beverage Corp.*	132	7,878
PepsiCo, Inc.	465	56,702
		145,485
Biotechnology - 2.7%
AbbVie, Inc.	498	46,947
Alexion Pharmaceuticals, Inc.*	73	8,990
Amgen, Inc.	212	44,149
Biogen, Inc.*	66	22,026
Celgene Corp.*	232	16,755
Gilead Sciences, Inc.	426	30,646
Incyte Corp.*	58	3,727
Regeneron Pharmaceuticals, Inc.*	25	9,141
Vertex Pharmaceuticals, Inc.*	84	15,186
		197,567
Building Products - 0.3%
Allegion plc	31	2,839
AO Smith Corp.	48	2,274
Fortune Brands Home & Security, Inc.	48	2,103
Johnson Controls International plc	306	10,643
Masco Corp.	102	3,232
		21,091
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	18	2,000
Ameriprise Financial, Inc.	47	6,098
Bank of New York Mellon Corp. (The)	303	15,547
BlackRock, Inc.	40	17,120
Cboe Global Markets, Inc.	37	3,982
Charles Schwab Corp. (The)	396	17,741
CME Group, Inc.	116	22,049
E*TRADE Financial Corp.	86	4,497
Franklin Resources, Inc.	101	3,423
Goldman Sachs Group, Inc. (The)	115	21,929
Intercontinental Exchange, Inc.	188	15,363
Invesco Ltd.	136	2,768
Moody’s Corp.	55	8,749
Morgan Stanley	437	19,399
MSCI, Inc.	29	4,556
Nasdaq, Inc.	38	3,470
Northern Trust Corp.	73	7,244
Raymond James Financial, Inc.	43	3,428
S&P Global, Inc.	83	15,177
State Street Corp.	125	9,128
T. Rowe Price Group, Inc.	80	7,949
		211,617
Chemicals - 2.1%
Air Products & Chemicals, Inc.	72	11,583
Albemarle Corp.	36	3,467
CF Industries Holdings, Inc.	78	3,291
DowDuPont, Inc.	759	43,908
Eastman Chemical Co.	46	3,626
Ecolab, Inc.	83	13,321
FMC Corp.	44	3,640
International Flavors & Fragrances, Inc.	33	4,674
Linde plc	181	28,788
LyondellBasell Industries NV, Class A	105	9,797
Mosaic Co. (The)	117	4,212
PPG Industries, Inc.	79	8,637
Sherwin-Williams Co. (The)	27	11,450
		150,394

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.4%
Cintas Corp.	28	5,247
Copart, Inc.*	68	3,480
Republic Services, Inc.	72	5,568
Rollins, Inc.	32	2,034
Waste Management, Inc.	129	12,094
		28,423
Communications Equipment - 1.2%
Arista Networks, Inc.*	17	4,054
Cisco Systems, Inc.	1,504	71,997
F5 Networks, Inc.*	20	3,439
Juniper Networks, Inc.	114	3,273
Motorola Solutions, Inc.	53	6,956
		89,719
Construction & Engineering - 0.1%
Fluor Corp.	47	1,924
Jacobs Engineering Group, Inc.	39	2,561
Quanta Services, Inc.*	50	1,755
		6,240
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21	4,004
Vulcan Materials Co.	43	4,546
		8,550
Consumer Finance - 0.7%
American Express Co.	232	26,047
Capital One Financial Corp.	157	14,080
Discover Financial Services	112	7,986
Synchrony Financial	225	5,845
		53,958
Containers & Packaging - 0.3%
Avery Dennison Corp.	29	2,796
Ball Corp.	114	5,599
International Paper Co.	135	6,236
Packaging Corp. of America	31	3,032
Sealed Air Corp.	53	1,936
Westrock Co.	85	4,004
		23,603
Distributors - 0.1%
Genuine Parts Co.	48	4,978
LKQ Corp.*	105	2,923
		7,901
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	68	1,837

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	641	139,892
Jefferies Financial Group, Inc.	96	2,097
		141,989
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	2,389	74,632
CenturyLink, Inc.	314	5,903
Verizon Communications, Inc.	1,359	81,948
		162,483
Electric Utilities - 2.0%
Alliant Energy Corp.	78	3,540
American Electric Power Co., Inc.	162	12,594
Duke Energy Corp.	235	20,814
Edison International	108	5,975
Entergy Corp.	59	5,137
Evergy, Inc.	90	5,343
Eversource Energy	104	7,107
Exelon Corp.	318	14,752
FirstEnergy Corp.	160	6,053
NextEra Energy, Inc.	155	28,165
PG&E Corp.*	171	4,511
Pinnacle West Capital Corp.	37	3,306
PPL Corp.	231	7,066
Southern Co. (The)	334	15,808
Xcel Energy, Inc.	168	8,812
		148,983
Electrical Equipment - 0.5%
AMETEK, Inc.	76	5,581
Eaton Corp. plc	142	10,925
Emerson Electric Co.	207	13,977
Rockwell Automation, Inc.	40	6,973
		37,456
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	99	8,706
Corning, Inc.	268	8,635
FLIR Systems, Inc.	46	2,109
IPG Photonics Corp.*	12	1,706
Keysight Technologies, Inc.*	62	3,833
TE Connectivity Ltd.	114	8,770
		33,759
Entertainment - 2.1%
Activision Blizzard, Inc.	251	12,520
Electronic Arts, Inc.*	100	8,407
Netflix, Inc.*	143	40,916
Take-Two Interactive Software, Inc.*	37	4,058
Twenty-First Century Fox, Inc., Class A	347	17,166
Twenty-First Century Fox, Inc., Class B	161	7,894
Viacom, Inc., Class B	117	3,611
Walt Disney Co. (The)	489	56,474
		151,046
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	35	4,357
American Tower Corp.	145	23,851
Apartment Investment & Management Co., Class A	53	2,496
AvalonBay Communities, Inc.	45	8,576
Boston Properties, Inc.	51	6,691
Crown Castle International Corp.	136	15,626
Digital Realty Trust, Inc.	68	7,823
Duke Realty Corp.	118	3,358
Equinix, Inc.	26	10,017
Equity Residential	121	8,621
Essex Property Trust, Inc.	22	5,775
Extra Space Storage, Inc.	42	4,031
Federal Realty Investment Trust	24	3,170
HCP, Inc.	155	4,535
Host Hotels & Resorts, Inc.	245	4,655
Iron Mountain, Inc.	95	3,227
Kimco Realty Corp.	139	2,273
Macerich Co. (The)	36	1,810
Mid-America Apartment Communities, Inc.	37	3,832
Prologis, Inc.	208	14,007
Public Storage	49	10,450
Realty Income Corp.	95	6,089
Regency Centers Corp.	56	3,565
SBA Communications Corp.*	38	6,491
Simon Property Group, Inc.	101	18,755
SL Green Realty Corp.	28	2,700
UDR, Inc.	89	3,793
Ventas, Inc.	118	7,492
Vornado Realty Trust	57	4,102
Welltower, Inc.	122	8,824

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Weyerhaeuser Co.	251	6,629
		217,621
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	144	33,304
Kroger Co. (The)	263	7,801
Sysco Corp.	158	10,649
Walgreens Boots Alliance, Inc.	278	23,538
Walmart, Inc.	472	46,091
		121,383
Food Products - 1.2%
Archer-Daniels-Midland Co.	185	8,514
Campbell Soup Co.	64	2,509
Conagra Brands, Inc.	155	5,013
General Mills, Inc.	197	8,335
Hershey Co. (The)	46	4,982
Hormel Foods Corp.	90	4,058
JM Smucker Co. (The)	37	3,867
Kellogg Co.	83	5,283
Kraft Heinz Co. (The)	205	10,480
Lamb Weston Holdings, Inc.	48	3,681
McCormick & Co., Inc. (Non-Voting)	40	6,000
Mondelez International, Inc., Class A	483	21,725
Tyson Foods, Inc., Class A	98	5,777
		90,224
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	577	42,727
ABIOMED, Inc.*	15	4,990
Align Technology, Inc.*	24	5,518
Baxter International, Inc.	164	11,242
Becton Dickinson and Co.	88	22,242
Boston Scientific Corp.*	456	17,178
Cooper Cos., Inc. (The)	16	4,461
Danaher Corp.	202	22,127
DENTSPLY SIRONA, Inc.	74	2,796
Edwards Lifesciences Corp.*	69	11,179
Hologic, Inc.*	90	3,997
IDEXX Laboratories, Inc.*	28	5,705
Intuitive Surgical, Inc.*	37	19,642
Medtronic plc	444	43,303
ResMed, Inc.	47	5,254
Stryker Corp.	102	17,897
Varian Medical Systems, Inc.*	30	3,702
Zimmer Biomet Holdings, Inc.	67	7,840
		251,800
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	53	4,712
Anthem, Inc.	85	24,656
Cardinal Health, Inc.	102	5,593
Centene Corp.*	67	9,531
Cigna Corp.	80	17,870
CVS Health Corp.	426	34,137
DaVita, Inc.*	42	2,774
Express Scripts Holding Co.*	185	18,772
HCA Healthcare, Inc.	89	12,815
Henry Schein, Inc.*	50	4,460
Humana, Inc.	45	14,826
Laboratory Corp. of America Holdings*	33	4,806
McKesson Corp.	66	8,217
Quest Diagnostics, Inc.	45	3,986
UnitedHealth Group, Inc.	317	89,191
Universal Health Services, Inc., Class B	28	3,864
WellCare Health Plans, Inc.*	16	4,078
		264,288
Health Care Technology - 0.1%
Cerner Corp.*	109	6,312

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	133	8,018
Chipotle Mexican Grill, Inc.*	8	3,786
Darden Restaurants, Inc.	41	4,532
Hilton Worldwide Holdings, Inc.	98	7,403
Marriott International, Inc., Class A	95	10,928
McDonald’s Corp.	256	48,258
MGM Resorts International	169	4,556
Norwegian Cruise Line Holdings Ltd.*	72	3,695
Royal Caribbean Cruises Ltd.	56	6,332
Starbucks Corp.	408	27,222
Wynn Resorts Ltd.	32	3,501
Yum! Brands, Inc.	104	9,591
		137,822
Household Durables - 0.3%
DR Horton, Inc.	114	4,243
Garmin Ltd.	40	2,666
Leggett & Platt, Inc.	44	1,705
Lennar Corp., Class A	97	4,145
Mohawk Industries, Inc.*	21	2,689
Newell Brands, Inc.	144	3,370
PulteGroup, Inc.	87	2,307
Whirlpool Corp.	21	2,649
		23,774
Household Products - 1.7%
Church & Dwight Co., Inc.	81	5,361
Clorox Co. (The)	42	6,956
Colgate-Palmolive Co.	286	18,167
Kimberly-Clark Corp.	114	13,152
Procter & Gamble Co. (The)	819	77,404
		121,040
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	218	3,377
NRG Energy, Inc.	101	3,881
		7,258
Industrial Conglomerates - 1.5%
3M Co.	193	40,129
General Electric Co.	2,859	21,442
Honeywell International, Inc.	245	35,954
Roper Technologies, Inc.	34	10,118
		107,643
Insurance - 2.5%
Aflac, Inc.	253	11,572
Allstate Corp. (The)	114	10,168
American International Group, Inc.	293	12,672
Aon plc	80	13,209
Arthur J Gallagher & Co.	60	4,624
Assurant, Inc.	17	1,653
Brighthouse Financial, Inc.*	40	1,610
Chubb Ltd.	152	20,328
Cincinnati Financial Corp.	50	4,087
Everest Re Group Ltd.	13	2,887
Hartford Financial Services Group, Inc. (The)	119	5,259
Lincoln National Corp.	71	4,471
Loews Corp.	92	4,422
Marsh & McLennan Cos., Inc.	166	14,724
MetLife, Inc.	327	14,594
Principal Financial Group, Inc.	88	4,340

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Progressive Corp. (The)	192	12,728
Prudential Financial, Inc.	137	12,845
Torchmark Corp.	34	2,938
Travelers Cos., Inc. (The)	88	11,473
Unum Group	73	2,621
Willis Towers Watson plc	43	6,856
		180,081
Interactive Media & Services - 4.7%
Alphabet, Inc., Class A*	98	108,746
Alphabet, Inc., Class C*	101	110,537
Facebook, Inc., Class A*	793	111,504
TripAdvisor, Inc.*	34	2,178
Twitter, Inc.*	237	7,454
		340,419
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc.*	134	226,483
Booking Holdings, Inc.*	16	30,270
eBay, Inc.*	307	9,164
Expedia Group, Inc.	39	4,711
		270,628
IT Services - 5.0%
Accenture plc, Class A	210	34,549
Akamai Technologies, Inc.*	56	3,850
Alliance Data Systems Corp.	16	3,206
Automatic Data Processing, Inc.	144	21,228
Broadridge Financial Solutions, Inc.	38	4,023
Cognizant Technology Solutions Corp., Class A	191	13,605
DXC Technology Co.	92	5,800
Fidelity National Information Services, Inc.	108	11,659
Fiserv, Inc.*	133	10,524
FleetCor Technologies, Inc.*	29	5,609
Gartner, Inc.*	30	4,596
Global Payments, Inc.	52	5,814
International Business Machines Corp.	301	37,405
Jack Henry & Associates, Inc.	25	3,492
Mastercard, Inc., Class A	300	60,321
Paychex, Inc.	105	7,430
PayPal Holdings, Inc.*	389	33,380
Total System Services, Inc.	55	4,805
VeriSign, Inc.*	35	5,462
Visa, Inc., Class A	584	82,759
Western Union Co. (The)	148	2,772
		362,289
Leisure Products - 0.1%
Hasbro, Inc.	38	3,458
Mattel, Inc.*	114	1,585
		5,043
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	105	7,597
Illumina, Inc.*	48	16,200
IQVIA Holdings, Inc.*	53	6,629
Mettler-Toledo International, Inc.*	8	5,093
PerkinElmer, Inc.	36	3,134
Thermo Fisher Scientific, Inc.	132	32,941
Waters Corp.*	25	4,964
		76,558
Machinery - 1.6%
Caterpillar, Inc.	195	26,456
Cummins, Inc.	49	7,402
Deere & Co.	106	16,417
Dover Corp.	48	4,075
Flowserve Corp.	44	2,134
Fortive Corp.	101	7,683
Illinois Tool Works, Inc.	101	14,044
Ingersoll-Rand plc	81	8,385
PACCAR, Inc.	116	7,217
Parker-Hannifin Corp.	43	7,398
Pentair plc	54	2,306
Snap-on, Inc.	19	3,159
Stanley Black & Decker, Inc.	50	6,542
Xylem, Inc.	59	4,306
		117,524
Media - 1.4%
CBS Corp. (Non-Voting), Class B	112	6,068
Charter Communications, Inc., Class A*	59	19,423
Comcast Corp., Class A	1,505	58,710
Discovery, Inc., Class A*	52	1,597
Discovery, Inc., Class C*	119	3,324
DISH Network Corp., Class A*	76	2,490
Interpublic Group of Cos., Inc. (The)	127	2,984
News Corp., Class A	127	1,648
News Corp., Class B	42	563
Omnicom Group, Inc.	74	5,696
		102,503
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	477	5,695
Newmont Mining Corp.	176	5,692
Nucor Corp.	105	6,343
		17,730
Multiline Retail - 0.5%
Dollar General Corp.	87	9,656
Dollar Tree, Inc.*	78	6,768
Kohl’s Corp.	55	3,694
Macy’s, Inc.	102	3,491
Nordstrom, Inc.	38	2,009
Target Corp.	174	12,347
		37,965
Multi-Utilities - 1.1%
Ameren Corp.	80	5,490
CenterPoint Energy, Inc.	163	4,566
CMS Energy Corp.	94	4,896
Consolidated Edison, Inc.	102	8,196
Dominion Energy, Inc.	216	16,092
DTE Energy Co.	60	7,184
NiSource, Inc.	120	3,170
Public Service Enterprise Group, Inc.	167	9,335
SCANA Corp.	48	2,240
Sempra Energy	90	10,370
WEC Energy Group, Inc.	104	7,538
		79,077
Personal Products - 0.2%
Coty, Inc., Class A	149	1,243
Estee Lauder Cos., Inc. (The), Class A	74	10,557
		11,800
Pharmaceuticals - 5.4%
Allergan plc	105	16,443
Bristol-Myers Squibb Co.	538	28,761
Eli Lilly & Co.	315	37,372
Johnson & Johnson	882	129,566
Merck & Co., Inc.	875	69,423
Mylan NV*	170	5,756
Nektar Therapeutics*	58	2,343
Perrigo Co. plc	41	2,553
Pfizer, Inc.	1,929	89,178

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Zoetis, Inc.	158	14,831
		396,226
Professional Services - 0.3%
Equifax, Inc.	40	4,107
IHS Markit Ltd.*	118	6,298
Nielsen Holdings plc	118	3,206
Robert Half International, Inc.	40	2,473
Verisk Analytics, Inc.*	54	6,659
		22,743
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	105	4,586

Road & Rail - 1.1%
CSX Corp.	269	19,538
JB Hunt Transport Services, Inc.	29	3,084
Kansas City Southern	34	3,504
Norfolk Southern Corp.	92	15,708
Union Pacific Corp.	244	37,522
		79,356
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc.*	284	6,049
Analog Devices, Inc.	122	11,214
Applied Materials, Inc.	325	12,116
Broadcom, Inc.	142	33,712
Intel Corp.	1,517	74,803
KLA-Tencor Corp.	51	5,027
Lam Research Corp.	52	8,162
Maxim Integrated Products, Inc.	91	5,089
Microchip Technology, Inc.	77	5,775
Micron Technology, Inc.*	383	14,769
NVIDIA Corp.	200	32,686
Qorvo, Inc.*	41	2,698
QUALCOMM, Inc.	399	23,246
Skyworks Solutions, Inc.	59	4,293
Texas Instruments, Inc.	320	31,952
Xilinx, Inc.	83	7,676
		279,267
Software - 6.4%
Adobe, Inc.*	161	40,393
ANSYS, Inc.*	28	4,537
Autodesk, Inc.*	72	10,404
Cadence Design Systems, Inc.*	94	4,234
Citrix Systems, Inc.*	42	4,577
Fortinet, Inc.*	47	3,470
Intuit, Inc.	85	18,235
Microsoft Corp.	2,522	279,665
Oracle Corp.	930	45,347
Red Hat, Inc.*	58	10,356
salesforce.com, Inc.*	249	35,547
Symantec Corp.	205	4,533
Synopsys, Inc.*	49	4,505
		465,803
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	24	4,265
AutoZone, Inc.*	9	7,282
Best Buy Co., Inc.	80	5,167
CarMax, Inc.*	58	3,832
Foot Locker, Inc.	38	2,143
Gap, Inc. (The)	72	1,965
Home Depot, Inc. (The)	376	67,800
L Brands, Inc.	76	2,516
Lowe’s Cos., Inc.	267	25,197
O’Reilly Automotive, Inc.*	26	9,016
Ross Stores, Inc.	124	10,863
Tiffany & Co.	36	3,276
TJX Cos., Inc. (The)	413	20,175
Tractor Supply Co.	40	3,805
Ulta Beauty, Inc.*	19	5,658
		172,960
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,509	269,477
Hewlett Packard Enterprise Co.	485	7,275
HP, Inc.	521	11,983
NetApp, Inc.	85	5,684
Seagate Technology plc	87	3,749
Western Digital Corp.	97	4,403
Xerox Corp.	69	1,857
		304,428
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	119	1,893
Michael Kors Holdings Ltd.*	50	2,187
NIKE, Inc., Class B	421	31,626
PVH Corp.	25	2,763
Ralph Lauren Corp.	18	2,005
Tapestry, Inc.	96	3,737
Under Armour, Inc., Class A*	62	1,481
Under Armour, Inc., Class C*	64	1,429
VF Corp.	107	8,698
		55,819
Tobacco - 1.1%
Altria Group, Inc.	621	34,049
Philip Morris International, Inc.	511	44,217
		78,266
Trading Companies & Distributors - 0.2%
Fastenal Co.	95	5,630
United Rentals, Inc.*	27	3,162
WW Grainger, Inc.	15	4,711
		13,503
Water Utilities - 0.1%
American Water Works Co., Inc.	59	5,629

TOTAL COMMON STOCKS (Cost $7,860,723)		7,238,857

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(b) - 0.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $31,759 (Cost $31,752)	31,752	31,752

Total Investments - 99.9% (Cost $7,892,475)		7,270,609
Other Assets Less Liabilities - 0.1%		6,656
Net Assets - 100.0%		7,277,265

See accompanying notes to the financial statements.

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,794
Aggregate gross unrealized depreciation	(745,984)
Net unrealized depreciation	$(626,190)
Federal income tax cost	$7,896,799

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.4%

Aerospace & Defense - 3.0%
Arconic, Inc.	32	687
Boeing Co. (The)	39	13,524
General Dynamics Corp.	20	3,698
Harris Corp.	9	1,287
Huntington Ingalls Industries, Inc.	3	646
L3 Technologies, Inc.	6	1,100
Lockheed Martin Corp.	18	5,408
Northrop Grumman Corp.	13	3,378
Raytheon Co.	21	3,682
Textron, Inc.	18	1,010
TransDigm Group, Inc.*	4	1,447
United Technologies Corp.	60	7,250
		43,117
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	923
Expeditors International of Washington, Inc.	13	989
FedEx Corp.	18	4,122
United Parcel Service, Inc., Class B	51	5,880
		11,914
Airlines - 0.6%
Alaska Air Group, Inc.	9	659
American Airlines Group, Inc.	30	1,205
Delta Air Lines, Inc.	46	2,793
Southwest Airlines Co.	39	2,130
United Continental Holdings, Inc.*	17	1,644
		8,431
Auto Components - 0.2%
Aptiv plc	19	1,366
BorgWarner, Inc.	15	594
Goodyear Tire & Rubber Co. (The)	18	417
		2,377
Automobiles - 0.5%
Ford Motor Co.	286	2,691
General Motors Co.	96	3,643
Harley-Davidson, Inc.	12	508
		6,842
Beverages - 2.3%
Brown-Forman Corp., Class B	12	572
Coca-Cola Co. (The)	280	14,112
Constellation Brands, Inc., Class A	12	2,349
Molson Coors Brewing Co., Class B	14	921
Monster Beverage Corp.*	29	1,731
PepsiCo, Inc.	103	12,560
		32,245
Biotechnology - 3.1%
AbbVie, Inc.	111	10,464
Alexion Pharmaceuticals, Inc.*	16	1,971
Amgen, Inc.	47	9,788
Biogen, Inc.*	15	5,006
Celgene Corp.*	51	3,683
Gilead Sciences, Inc.	95	6,834
Incyte Corp.*	13	835
Regeneron Pharmaceuticals, Inc.*	6	2,194
Vertex Pharmaceuticals, Inc.*	19	3,435
		44,210
Building Products - 0.3%
Allegion plc	7	641
AO Smith Corp.	12	569
Fortune Brands Home & Security, Inc.	11	482
Johnson Controls International plc	67	2,330
Masco Corp.	22	697
		4,719
Chemicals - 2.1%
Air Products & Chemicals, Inc.	16	2,574
Albemarle Corp.	8	771
CF Industries Holdings, Inc.	18	760
DowDuPont, Inc.	168	9,719
Eastman Chemical Co.	10	788
Ecolab, Inc.	19	3,049
FMC Corp.	10	827
International Flavors & Fragrances, Inc.	7	991
Linde plc	21	3,340
LyondellBasell Industries NV, Class A	23	2,146
Mosaic Co. (The)	26	936
PPG Industries, Inc.	18	1,968
Sherwin-Williams Co. (The)	6	2,545
		30,414
Commercial Services & Supplies - 0.4%
Cintas Corp.	6	1,124
Copart, Inc.*	15	768
Republic Services, Inc.	16	1,237
Rollins, Inc.	7	445
Waste Management, Inc.	29	2,719
		6,293
Communications Equipment - 1.4%
Arista Networks, Inc.*	4	954
Cisco Systems, Inc.	333	15,941
F5 Networks, Inc.*	4	688
Juniper Networks, Inc.	26	746
Motorola Solutions, Inc.	12	1,575
		19,904
Construction & Engineering - 0.1%
Fluor Corp.	11	450
Jacobs Engineering Group, Inc.	9	591
Quanta Services, Inc.*	11	386
		1,427
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5	954
Vulcan Materials Co.	10	1,057
		2,011
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	578
Ball Corp.	25	1,228
International Paper Co.	31	1,432
Packaging Corp. of America	7	685
Sealed Air Corp.	12	438
Westrock Co.	20	942
		5,303
Distributors - 0.1%
Genuine Parts Co.	11	1,141
LKQ Corp.*	24	668
		1,809
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	16	432

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	530	16,557
CenturyLink, Inc.	70	1,316
Verizon Communications, Inc.	302	18,211
		36,084

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Electric Utilities - 2.3%
Alliant Energy Corp.	17	771
American Electric Power Co., Inc.	36	2,799
Duke Energy Corp.	52	4,606
Edison International	24	1,328
Entergy Corp.	13	1,132
Evergy, Inc.	20	1,187
Eversource Energy	23	1,572
Exelon Corp.	70	3,247
FirstEnergy Corp.	35	1,324
NextEra Energy, Inc.	34	6,178
PG&E Corp.*	39	1,029
Pinnacle West Capital Corp.	8	715
PPL Corp.	51	1,560
Southern Co. (The)	74	3,502
Xcel Energy, Inc.	37	1,941
		32,891
Electrical Equipment - 0.6%
AMETEK, Inc.	17	1,248
Eaton Corp. plc	32	2,462
Emerson Electric Co.	46	3,106
Rockwell Automation, Inc.	9	1,569
		8,385
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	1,935
Corning, Inc.	59	1,901
FLIR Systems, Inc.	10	459
IPG Photonics Corp.*	3	426
Keysight Technologies, Inc.*	14	865
TE Connectivity Ltd.	25	1,923
		7,509
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	38	867
Halliburton Co.	64	2,012
Helmerich & Payne, Inc.	8	485
National Oilwell Varco, Inc.	28	899
Schlumberger Ltd.	101	4,555
TechnipFMC plc	32	739
		9,557
Entertainment - 2.4%
Activision Blizzard, Inc.	56	2,793
Electronic Arts, Inc.*	22	1,850
Netflix, Inc.*	32	9,156
Take-Two Interactive Software, Inc.*	8	878
Twenty-First Century Fox, Inc., Class A	77	3,809
Twenty-First Century Fox, Inc., Class B	35	1,716
Viacom, Inc., Class B	26	802
Walt Disney Co. (The)	108	12,473
		33,477
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	32	7,401
Kroger Co. (The)	59	1,750
Sysco Corp.	35	2,359
Walgreens Boots Alliance, Inc.	61	5,165
Walmart, Inc.	105	10,253
		26,928
Food Products - 1.4%
Archer-Daniels-Midland Co.	41	1,887
Campbell Soup Co.	14	549
Conagra Brands, Inc.	29	938
General Mills, Inc.	43	1,819
Hershey Co. (The)	10	1,083
Hormel Foods Corp.	20	902
JM Smucker Co. (The)	8	836
Kellogg Co.	18	1,146
Kraft Heinz Co. (The)	45	2,300
Lamb Weston Holdings, Inc.	11	843
McCormick & Co., Inc. (Non-Voting)	9	1,350
Mondelez International, Inc., Class A	107	4,813
Tyson Foods, Inc., Class A	22	1,297
		19,763
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	128	9,478
ABIOMED, Inc.*	3	998
Align Technology, Inc.*	5	1,149
Baxter International, Inc.	36	2,468
Becton Dickinson and Co.	19	4,802
Boston Scientific Corp.*	101	3,805
Cooper Cos., Inc. (The)	4	1,115
Danaher Corp.	45	4,929
DENTSPLY SIRONA, Inc.	16	605
Edwards Lifesciences Corp.*	15	2,430
Hologic, Inc.*	20	888
IDEXX Laboratories, Inc.*	6	1,223
Intuitive Surgical, Inc.*	8	4,247
Medtronic plc	98	9,558
ResMed, Inc.	10	1,118
Stryker Corp.	23	4,036
Varian Medical Systems, Inc.*	7	864
Zimmer Biomet Holdings, Inc.	15	1,755
		55,468
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	12	1,067
Anthem, Inc.	19	5,511
Cardinal Health, Inc.	22	1,206
Centene Corp.*	15	2,134
Cigna Corp.	18	4,021
CVS Health Corp.	94	7,547
DaVita, Inc.*	9	595
Express Scripts Holding Co.*	41	4,160
HCA Healthcare, Inc.	20	2,880
Henry Schein, Inc.*	11	981
Humana, Inc.	10	3,295
Laboratory Corp. of America Holdings*	7	1,019
McKesson Corp.	15	1,867
Quest Diagnostics, Inc.	10	886
UnitedHealth Group, Inc.	70	19,695
Universal Health Services, Inc., Class B	6	828
WellCare Health Plans, Inc.*	4	1,020
		58,712
Health Care Technology - 0.1%
Cerner Corp.*	24	1,390

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	29	1,748
Chipotle Mexican Grill, Inc.*	2	946
Darden Restaurants, Inc.	9	995
Hilton Worldwide Holdings, Inc.	22	1,662
Marriott International, Inc., Class A	21	2,416
McDonald’s Corp.	57	10,745
MGM Resorts International	38	1,024
Norwegian Cruise Line Holdings Ltd.*	16	821
Royal Caribbean Cruises Ltd.	12	1,357
Starbucks Corp.	90	6,005

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Wynn Resorts Ltd.	7	766
Yum! Brands, Inc.	23	2,121
		30,606
Household Durables - 0.4%
DR Horton, Inc.	25	931
Garmin Ltd.	9	600
Leggett & Platt, Inc.	9	349
Lennar Corp., Class A	22	940
Mohawk Industries, Inc.*	5	640
Newell Brands, Inc.	33	772
PulteGroup, Inc.	20	530
Whirlpool Corp.	5	631
		5,393
Household Products - 1.9%
Church & Dwight Co., Inc.	18	1,192
Clorox Co. (The)	9	1,491
Colgate-Palmolive Co.	64	4,065
Kimberly-Clark Corp.	25	2,884
Procter & Gamble Co. (The)	181	17,106
		26,738
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	49	759
NRG Energy, Inc.	22	846
		1,605
Industrial Conglomerates - 1.5%
3M Co.	43	8,941
General Electric Co.	331	2,482
Honeywell International, Inc.	54	7,924
Roper Technologies, Inc.	8	2,381
		21,728
Interactive Media & Services - 5.3%
Alphabet, Inc., Class A*	22	24,412
Alphabet, Inc., Class C*	22	24,078
Facebook, Inc., Class A*	176	24,747
TripAdvisor, Inc.*	7	449
Twitter, Inc.*	52	1,635
		75,321
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc.*	30	50,705
Booking Holdings, Inc.*	3	5,676
eBay, Inc.*	69	2,060
Expedia Group, Inc.	9	1,087
		59,528
IT Services - 5.7%
Accenture plc, Class A	47	7,732
Akamai Technologies, Inc.*	12	825
Alliance Data Systems Corp.	3	601
Automatic Data Processing, Inc.	32	4,717
Broadridge Financial Solutions, Inc.	8	847
Cognizant Technology Solutions Corp., Class A	42	2,992
DXC Technology Co.	20	1,261
Fidelity National Information Services, Inc.	24	2,591
Fiserv, Inc.*	30	2,374
FleetCor Technologies, Inc.*	6	1,160
Gartner, Inc.*	7	1,072
Global Payments, Inc.	12	1,342
International Business Machines Corp.	66	8,202
Jack Henry & Associates, Inc.	6	838
Mastercard, Inc., Class A	66	13,271
Paychex, Inc.	23	1,628
PayPal Holdings, Inc.*	86	7,380
Total System Services, Inc.	12	1,048
VeriSign, Inc.*	8	1,248
Visa, Inc., Class A	130	18,422
Western Union Co. (The)	34	637
		80,188
Leisure Products - 0.1%
Hasbro, Inc.	9	819
Mattel, Inc.*	26	361
		1,180
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	23	1,664
Illumina, Inc.*	11	3,713
IQVIA Holdings, Inc.*	12	1,501
Mettler-Toledo International, Inc.*	2	1,273
PerkinElmer, Inc.	8	696
Thermo Fisher Scientific, Inc.	29	7,237
Waters Corp.*	6	1,192
		17,276
Machinery - 1.8%
Caterpillar, Inc.	43	5,834
Cummins, Inc.	11	1,662
Deere & Co.	23	3,562
Dover Corp.	11	934
Flowserve Corp.	10	485
Fortive Corp.	22	1,674
Illinois Tool Works, Inc.	22	3,059
Ingersoll-Rand plc	18	1,863
PACCAR, Inc.	26	1,618
Parker-Hannifin Corp.	10	1,720
Pentair plc	12	512
Snap-on, Inc.	4	665
Stanley Black & Decker, Inc.	11	1,439
Xylem, Inc.	13	949
		25,976
Media - 1.6%
CBS Corp. (Non-Voting), Class B	25	1,354
Charter Communications, Inc., Class A*	13	4,280
Comcast Corp., Class A	334	13,029
Discovery, Inc., Class A*	11	338
Discovery, Inc., Class C*	27	754
DISH Network Corp., Class A*	17	557
Interpublic Group of Cos., Inc. (The)	29	681
News Corp., Class A	29	376
News Corp., Class B	9	121
Omnicom Group, Inc.	16	1,232
		22,722
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	107	1,278
Newmont Mining Corp.	39	1,261
Nucor Corp.	23	1,389
		3,928
Multiline Retail - 0.6%
Dollar General Corp.	19	2,109
Dollar Tree, Inc.*	17	1,475
Kohl’s Corp.	12	806
Macy’s, Inc.	22	753
Nordstrom, Inc.	8	423
Target Corp.	38	2,696
		8,262
Multi-Utilities - 1.2%
Ameren Corp.	18	1,235
CenterPoint Energy, Inc.	38	1,064
CMS Energy Corp.	21	1,094

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Consolidated Edison, Inc.	23	1,848
Dominion Energy, Inc.	48	3,576
DTE Energy Co.	13	1,557
NiSource, Inc.	27	713
Public Service Enterprise Group, Inc.	37	2,068
SCANA Corp.	10	467
Sempra Energy	20	2,305
WEC Energy Group, Inc.	23	1,667
		17,594
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	37	1,957
Apache Corp.	28	984
Cabot Oil & Gas Corp.	33	830
Chevron Corp.	141	16,771
Cimarex Energy Co.	7	574
Concho Resources, Inc.*	15	1,955
ConocoPhillips	86	5,692
Devon Energy Corp.	35	946
Diamondback Energy, Inc.	11	1,214
EOG Resources, Inc.	42	4,339
Exxon Mobil Corp.	308	24,486
Hess Corp.	18	970
HollyFrontier Corp.	12	750
Kinder Morgan, Inc.	140	2,390
Marathon Oil Corp.	63	1,051
Marathon Petroleum Corp.	49	3,193
Newfield Exploration Co.*	16	271
Noble Energy, Inc.	36	855
Occidental Petroleum Corp.	56	3,935
ONEOK, Inc.	30	1,843
Phillips 66	31	2,899
Pioneer Natural Resources Co.	12	1,773
Valero Energy Corp.	31	2,477
Williams Cos., Inc. (The)	89	2,253
		84,408
Personal Products - 0.2%
Coty, Inc., Class A	33	275
Estee Lauder Cos., Inc. (The), Class A	16	2,283
		2,558
Pharmaceuticals - 6.2%
Allergan plc	23	3,602
Bristol-Myers Squibb Co.	119	6,362
Eli Lilly & Co.	70	8,305
Johnson & Johnson	195	28,645
Merck & Co., Inc.	194	15,392
Mylan NV*	38	1,287
Nektar Therapeutics*	14	565
Perrigo Co. plc	9	561
Pfizer, Inc.	427	19,740
Zoetis, Inc.	35	3,285
		87,744
Professional Services - 0.4%
Equifax, Inc.	9	924
IHS Markit Ltd.*	26	1,388
Nielsen Holdings plc	27	734
Robert Half International, Inc.	9	556
Verisk Analytics, Inc.*	12	1,480
		5,082
Road & Rail - 1.2%
CSX Corp.	59	4,285
JB Hunt Transport Services, Inc.	6	638
Kansas City Southern	7	722
Norfolk Southern Corp.	20	3,415
Union Pacific Corp.	54	8,304
		17,364
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc.*	64	1,363
Analog Devices, Inc.	27	2,482
Applied Materials, Inc.	72	2,684
Broadcom, Inc.	31	7,360
Intel Corp.	336	16,568
KLA-Tencor Corp.	11	1,084
Lam Research Corp.	11	1,727
Maxim Integrated Products, Inc.	20	1,118
Microchip Technology, Inc.	17	1,275
Micron Technology, Inc.*	84	3,239
NVIDIA Corp.	44	7,191
Qorvo, Inc.*	9	592
QUALCOMM, Inc.	88	5,127
Skyworks Solutions, Inc.	13	946
Texas Instruments, Inc.	71	7,089
Xilinx, Inc.	18	1,665
		61,510
Software - 7.3%
Adobe, Inc.*	36	9,032
ANSYS, Inc.*	6	972
Autodesk, Inc.*	16	2,312
Cadence Design Systems, Inc.*	21	946
Citrix Systems, Inc.*	9	981
Fortinet, Inc.*	10	738
Intuit, Inc.	19	4,076
Microsoft Corp.	559	61,988
Oracle Corp.	206	10,045
Red Hat, Inc.*	13	2,321
salesforce.com, Inc.*	55	7,852
Symantec Corp.	46	1,017
Synopsys, Inc.*	11	1,011
		103,291
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	5	888
AutoZone, Inc.*	2	1,618
Best Buy Co., Inc.	18	1,163
CarMax, Inc.*	13	859
Foot Locker, Inc.	9	508
Gap, Inc. (The)	17	464
Home Depot, Inc. (The)	83	14,966
L Brands, Inc.	17	563
Lowe’s Cos., Inc.	59	5,568
O’Reilly Automotive, Inc.*	6	2,081
Ross Stores, Inc.	27	2,365
Tiffany & Co.	8	728
TJX Cos., Inc. (The)	92	4,494
Tractor Supply Co.	9	856
Ulta Beauty, Inc.*	4	1,191
		38,312
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	334	59,646
Hewlett Packard Enterprise Co.	108	1,620
HP, Inc.	117	2,691
NetApp, Inc.	19	1,270
Seagate Technology plc	20	862
Western Digital Corp.	22	998
Xerox Corp.	16	431
		67,518
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	27	430
Michael Kors Holdings Ltd.*	11	481
NIKE, Inc., Class B	93	6,986
PVH Corp.	6	663

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Ralph Lauren Corp.	4	446
Tapestry, Inc.	22	856
Under Armour, Inc., Class A*	15	358
Under Armour, Inc., Class C*	15	335
VF Corp.	24	1,951
		12,506
Tobacco - 1.2%
Altria Group, Inc.	137	7,512
Philip Morris International, Inc.	114	9,864
		17,376
Trading Companies & Distributors - 0.2%
Fastenal Co.	21	1,244
United Rentals, Inc.*	6	703
WW Grainger, Inc.	3	942
		2,889
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,240

TOTAL COMMON STOCKS (Cost $1,327,750)		1,411,455

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.6%

REPURCHASE AGREEMENTS(b) - 0.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $7,814 (Cost $7,813)	7,813	7,813

Total Investments - 100.0% (Cost $1,335,563)		1,419,268
Other Assets Less Liabilities - 0.0%(a)		393
Net Assets - 100.0%		1,419,661

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$173,068
Aggregate gross unrealized depreciation	(93,544)
Net unrealized appreciation	$79,524
Federal income tax cost	$1,339,744

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 3.0%
Arconic, Inc.	31	666
Boeing Co. (The)	39	13,524
General Dynamics Corp.	20	3,698
Harris Corp.	9	1,287
Huntington Ingalls Industries, Inc.	3	646
L3 Technologies, Inc.	6	1,100
Lockheed Martin Corp.	18	5,408
Northrop Grumman Corp.	13	3,378
Raytheon Co.	21	3,682
Textron, Inc.	18	1,010
TransDigm Group, Inc.*	4	1,447
United Technologies Corp.	59	7,128
		42,974
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	923
Expeditors International of Washington, Inc.	13	989
FedEx Corp.	18	4,122
United Parcel Service, Inc., Class B	50	5,765
		11,799
Airlines - 0.6%
Alaska Air Group, Inc.	9	659
American Airlines Group, Inc.	30	1,205
Delta Air Lines, Inc.	47	2,854
Southwest Airlines Co.	38	2,075
United Continental Holdings, Inc.*	17	1,644
		8,437
Auto Components - 0.2%
Aptiv plc	19	1,366
BorgWarner, Inc.	15	594
Goodyear Tire & Rubber Co. (The)	17	394
		2,354
Automobiles - 0.5%
Ford Motor Co.	282	2,654
General Motors Co.	94	3,567
Harley-Davidson, Inc.	12	507
		6,728
Banks - 7.1%
Bank of America Corp.	672	19,085
BB&T Corp.	56	2,862
Citigroup, Inc.	182	11,792
Citizens Financial Group, Inc.	34	1,236
Comerica, Inc.	12	950
Fifth Third Bancorp	48	1,341
Huntington Bancshares, Inc.	80	1,167
JPMorgan Chase & Co.	243	27,019
KeyCorp	76	1,394
M&T Bank Corp.	10	1,690
People’s United Financial, Inc.	28	472
PNC Financial Services Group, Inc. (The)	34	4,616
Regions Financial Corp.	80	1,316
SunTrust Banks, Inc.	33	2,069
SVB Financial Group*	4	1,019
US Bancorp	111	6,045
Wells Fargo & Co.	313	16,990
Zions Bancorp NA	14	681
		101,744
Beverages - 2.2%
Brown-Forman Corp., Class B	12	572
Coca-Cola Co. (The)	276	13,910
Constellation Brands, Inc., Class A	12	2,349
Molson Coors Brewing Co., Class B	14	921
Monster Beverage Corp.*	29	1,731
PepsiCo, Inc.	103	12,560
		32,043
Building Products - 0.3%
Allegion plc	7	641
AO Smith Corp.	10	474
Fortune Brands Home & Security, Inc.	11	482
Johnson Controls International plc	66	2,295
Masco Corp.	21	666
		4,558
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	4	444
Ameriprise Financial, Inc.	10	1,297
Bank of New York Mellon Corp. (The)	67	3,438
BlackRock, Inc.	9	3,852
Cboe Global Markets, Inc.	8	861
Charles Schwab Corp. (The)	87	3,898
CME Group, Inc.	25	4,752
E*TRADE Financial Corp.	19	993
Franklin Resources, Inc.	21	712
Goldman Sachs Group, Inc. (The)	25	4,767
Intercontinental Exchange, Inc.	41	3,351
Invesco Ltd.	30	610
Moody’s Corp.	12	1,909
Morgan Stanley	96	4,261
MSCI, Inc.	6	943
Nasdaq, Inc.	8	731
Northern Trust Corp.	16	1,588
Raymond James Financial, Inc.	9	718
S&P Global, Inc.	18	3,291
State Street Corp.	27	1,972
T. Rowe Price Group, Inc.	18	1,788
		46,176
Chemicals - 2.1%
Air Products & Chemicals, Inc.	16	2,574
Albemarle Corp.	8	771
CF Industries Holdings, Inc.	18	759
DowDuPont, Inc.	167	9,661
Eastman Chemical Co.	10	788
Ecolab, Inc.	18	2,889
FMC Corp.	10	827
International Flavors & Fragrances, Inc.	7	991
Linde plc	21	3,340
LyondellBasell Industries NV, Class A	23	2,146
Mosaic Co. (The)	25	900
PPG Industries, Inc.	18	1,968
Sherwin-Williams Co. (The)	6	2,545
		30,159
Commercial Services & Supplies - 0.4%
Cintas Corp.	6	1,124
Copart, Inc.*	15	768
Republic Services, Inc.	16	1,237
Rollins, Inc.	7	445
Waste Management, Inc.	29	2,719
		6,293
Communications Equipment - 1.4%
Arista Networks, Inc.*	4	954

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Cisco Systems, Inc.	330	15,797
F5 Networks, Inc.*	4	688
Juniper Networks, Inc.	24	689
Motorola Solutions, Inc.	12	1,575
		19,703
Construction & Engineering - 0.1%
Fluor Corp.	10	409
Jacobs Engineering Group, Inc.	9	591
Quanta Services, Inc.*	11	386
		1,386
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5	954
Vulcan Materials Co.	10	1,057
		2,011
Consumer Finance - 0.8%
American Express Co.	51	5,726
Capital One Financial Corp.	35	3,139
Discover Financial Services	25	1,782
Synchrony Financial	49	1,273
		11,920
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	578
Ball Corp.	25	1,228
International Paper Co.	31	1,432
Packaging Corp. of America	7	685
Sealed Air Corp.	11	402
Westrock Co.	19	895
		5,220
Distributors - 0.1%
Genuine Parts Co.	11	1,141
LKQ Corp.*	22	612
		1,753
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	14	378

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B*	141	30,772
Jefferies Financial Group, Inc.	21	459
		31,231
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	526	16,432
CenturyLink, Inc.	69	1,297
Verizon Communications, Inc.	299	18,030
		35,759
Electric Utilities - 2.3%
Alliant Energy Corp.	17	772
American Electric Power Co., Inc.	36	2,799
Duke Energy Corp.	52	4,606
Edison International	24	1,328
Entergy Corp.	13	1,132
Evergy, Inc.	20	1,187
Eversource Energy	23	1,572
Exelon Corp.	70	3,247
FirstEnergy Corp.	35	1,324
NextEra Energy, Inc.	34	6,178
PG&E Corp.*	38	1,002
Pinnacle West Capital Corp.	8	715
PPL Corp.	50	1,529
Southern Co. (The)	73	3,455
Xcel Energy, Inc.	37	1,941
		32,787
Electrical Equipment - 0.6%
AMETEK, Inc.	17	1,248
Eaton Corp. plc	31	2,385
Emerson Electric Co.	45	3,039
Rockwell Automation, Inc.	9	1,569
		8,241
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	1,935
Corning, Inc.	58	1,869
FLIR Systems, Inc.	10	458
IPG Photonics Corp.*	3	426
Keysight Technologies, Inc.*	13	804
TE Connectivity Ltd.	25	1,923
		7,415
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	38	867
Halliburton Co.	64	2,011
Helmerich & Payne, Inc.	8	485
National Oilwell Varco, Inc.	28	899
Schlumberger Ltd.	100	4,510
TechnipFMC plc	31	716
		9,488
Entertainment - 2.3%
Activision Blizzard, Inc.	55	2,743
Electronic Arts, Inc.*	22	1,850
Netflix, Inc.*	32	9,156
Take-Two Interactive Software, Inc.*	8	877
Twenty-First Century Fox, Inc., Class A	76	3,760
Twenty-First Century Fox, Inc., Class B	35	1,716
Viacom, Inc., Class B	25	772
Walt Disney Co. (The)	109	12,588
		33,462
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc.	8	996
American Tower Corp.	32	5,264
Apartment Investment & Management Co., Class A	11	518
AvalonBay Communities, Inc.	10	1,906
Boston Properties, Inc.	11	1,443
Crown Castle International Corp.	30	3,447
Digital Realty Trust, Inc.	15	1,726
Duke Realty Corp.	25	711
Equinix, Inc.	6	2,312
Equity Residential	27	1,924
Essex Property Trust, Inc.	5	1,313
Extra Space Storage, Inc.	9	864
Federal Realty Investment Trust	5	660
HCP, Inc.	33	966
Host Hotels & Resorts, Inc.	54	1,026
Iron Mountain, Inc.	20	679
Kimco Realty Corp.	30	490
Macerich Co. (The)	8	402
Mid-America Apartment Communities, Inc.	8	828
Prologis, Inc.	46	3,098
Public Storage	11	2,346
Realty Income Corp.	21	1,346
Regency Centers Corp.	12	764
SBA Communications Corp.*	8	1,366
Simon Property Group, Inc.	22	4,085
SL Green Realty Corp.	6	578
UDR, Inc.	19	810
Ventas, Inc.	26	1,651
Vornado Realty Trust	13	935
Welltower, Inc.	27	1,953

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Weyerhaeuser Co.	55	1,453
		47,860
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	32	7,401
Kroger Co. (The)	57	1,691
Sysco Corp.	35	2,359
Walgreens Boots Alliance, Inc.	61	5,165
Walmart, Inc.	105	10,253
		26,869
Food Products - 1.4%
Archer-Daniels-Midland Co.	40	1,841
Campbell Soup Co.	14	549
Conagra Brands, Inc.	28	905
General Mills, Inc.	43	1,819
Hershey Co. (The)	10	1,083
Hormel Foods Corp.	20	902
JM Smucker Co. (The)	8	836
Kellogg Co.	18	1,146
Kraft Heinz Co. (The)	46	2,351
Lamb Weston Holdings, Inc.	11	844
McCormick & Co., Inc. (Non-Voting)	9	1,350
Mondelez International, Inc., Class A	106	4,768
Tyson Foods, Inc., Class A	21	1,238
		19,632
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	29	1,748
Chipotle Mexican Grill, Inc.*	2	946
Darden Restaurants, Inc.	9	995
Hilton Worldwide Holdings, Inc.	22	1,662
Marriott International, Inc., Class A	21	2,416
McDonald’s Corp.	56	10,556
MGM Resorts International	36	971
Norwegian Cruise Line Holdings Ltd.*	16	821
Royal Caribbean Cruises Ltd.	12	1,357
Starbucks Corp.	89	5,938
Wynn Resorts Ltd.	7	766
Yum! Brands, Inc.	23	2,121
		30,297
Household Durables - 0.4%
DR Horton, Inc.	25	931
Garmin Ltd.	9	600
Leggett & Platt, Inc.	10	387
Lennar Corp., Class A	22	940
Mohawk Industries, Inc.*	5	640
Newell Brands, Inc.	31	725
PulteGroup, Inc.	19	504
Whirlpool Corp.	5	631
		5,358
Household Products - 1.9%
Church & Dwight Co., Inc.	18	1,191
Clorox Co. (The)	9	1,491
Colgate-Palmolive Co.	64	4,065
Kimberly-Clark Corp.	25	2,884
Procter & Gamble Co. (The)	180	17,012
		26,643
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	48	744
NRG Energy, Inc.	22	845
		1,589
Industrial Conglomerates - 1.5%
3M Co.	42	8,733
General Electric Co.	326	2,445
Honeywell International, Inc.	54	7,924
Roper Technologies, Inc.	7	2,083
		21,185
Insurance - 2.8%
Aflac, Inc.	56	2,562
Allstate Corp. (The)	25	2,230
American International Group, Inc.	64	2,768
Aon plc	18	2,972
Arthur J Gallagher & Co.	13	1,002
Assurant, Inc.	4	389
Brighthouse Financial, Inc.*	10	403
Chubb Ltd.	34	4,547
Cincinnati Financial Corp.	11	899
Everest Re Group Ltd.	3	666
Hartford Financial Services Group, Inc. (The)	27	1,193
Lincoln National Corp.	16	1,008
Loews Corp.	21	1,009
Marsh & McLennan Cos., Inc.	37	3,282
MetLife, Inc.	72	3,213
Principal Financial Group, Inc.	20	986
Progressive Corp. (The)	42	2,784
Prudential Financial, Inc.	30	2,813
Torchmark Corp.	8	691
Travelers Cos., Inc. (The)	19	2,477
Unum Group	16	575
Willis Towers Watson plc	9	1,435
		39,904
Interactive Media & Services - 5.3%
Alphabet, Inc., Class A*	22	24,412
Alphabet, Inc., Class C*	22	24,078
Facebook, Inc., Class A*	174	24,466
TripAdvisor, Inc.*	7	449
Twitter, Inc.*	52	1,635
		75,040
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc.*	30	50,705
Booking Holdings, Inc.*	3	5,676
eBay, Inc.*	66	1,970
Expedia Group, Inc.	9	1,087
		59,438
IT Services - 5.6%
Accenture plc, Class A	46	7,568
Akamai Technologies, Inc.*	12	825
Alliance Data Systems Corp.	3	601
Automatic Data Processing, Inc.	32	4,717
Broadridge Financial Solutions, Inc.	8	847
Cognizant Technology Solutions Corp., Class A	42	2,992
DXC Technology Co.	20	1,261
Fidelity National Information Services, Inc.	24	2,591
Fiserv, Inc.*	29	2,295
FleetCor Technologies, Inc.*	6	1,160
Gartner, Inc.*	7	1,072
Global Payments, Inc.	11	1,230
International Business Machines Corp.	66	8,202
Jack Henry & Associates, Inc.	6	838
Mastercard, Inc., Class A	66	13,271
Paychex, Inc.	23	1,628
PayPal Holdings, Inc.*	87	7,465
Total System Services, Inc.	12	1,048
VeriSign, Inc.*	8	1,249
Visa, Inc., Class A	129	18,281

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Western Union Co. (The)	32	599
		79,740
Leisure Products - 0.1%
Hasbro, Inc.	8	728
Mattel, Inc.*	25	348
		1,076
Machinery - 1.8%
Caterpillar, Inc.	43	5,834
Cummins, Inc.	11	1,662
Deere & Co.	23	3,562
Dover Corp.	11	934
Flowserve Corp.	9	437
Fortive Corp.	22	1,674
Illinois Tool Works, Inc.	22	3,059
Ingersoll-Rand plc	18	1,863
PACCAR, Inc.	25	1,555
Parker-Hannifin Corp.	10	1,720
Pentair plc	12	512
Snap-on, Inc.	4	665
Stanley Black & Decker, Inc.	11	1,439
Xylem, Inc.	13	949
		25,865
Media - 1.6%
CBS Corp. (Non-Voting), Class B	24	1,300
Charter Communications, Inc., Class A*	13	4,280
Comcast Corp., Class A	331	12,912
Discovery, Inc., Class A*	10	307
Discovery, Inc., Class C*	25	698
DISH Network Corp., Class A*	16	524
Interpublic Group of Cos., Inc. (The)	28	658
News Corp., Class A	28	364
News Corp., Class B	10	134
Omnicom Group, Inc.	16	1,232
		22,409
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	106	1,266
Newmont Mining Corp.	38	1,229
Nucor Corp.	23	1,389
		3,884
Multiline Retail - 0.6%
Dollar General Corp.	19	2,109
Dollar Tree, Inc.*	17	1,475
Kohl’s Corp.	12	806
Macy’s, Inc.	22	753
Nordstrom, Inc.	8	423
Target Corp.	38	2,696
		8,262
Multi-Utilities - 1.2%
Ameren Corp.	18	1,235
CenterPoint Energy, Inc.	35	980
CMS Energy Corp.	20	1,042
Consolidated Edison, Inc.	23	1,848
Dominion Energy, Inc.	47	3,502
DTE Energy Co.	13	1,557
NiSource, Inc.	26	687
Public Service Enterprise Group, Inc.	37	2,068
SCANA Corp.	10	467
Sempra Energy	20	2,304
WEC Energy Group, Inc.	23	1,667
		17,357
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	37	1,957
Apache Corp.	28	984
Cabot Oil & Gas Corp.	32	805
Chevron Corp.	139	16,533
Cimarex Energy Co.	7	574
Concho Resources, Inc.*	14	1,825
ConocoPhillips	85	5,625
Devon Energy Corp.	35	946
Diamondback Energy, Inc.	11	1,214
EOG Resources, Inc.	42	4,339
Exxon Mobil Corp.	307	24,406
Hess Corp.	18	970
HollyFrontier Corp.	12	750
Kinder Morgan, Inc.	137	2,339
Marathon Oil Corp.	62	1,035
Marathon Petroleum Corp.	48	3,128
Newfield Exploration Co.*	14	237
Noble Energy, Inc.	35	831
Occidental Petroleum Corp.	55	3,865
ONEOK, Inc.	30	1,843
Phillips 66	31	2,899
Pioneer Natural Resources Co.	12	1,773
Valero Energy Corp.	31	2,477
Williams Cos., Inc. (The)	89	2,253
		83,608
Personal Products - 0.2%
Coty, Inc., Class A	34	284
Estee Lauder Cos., Inc. (The), Class A	16	2,282
		2,566
Professional Services - 0.4%
Equifax, Inc.	9	924
IHS Markit Ltd.*	26	1,388
Nielsen Holdings plc	26	706
Robert Half International, Inc.	9	556
Verisk Analytics, Inc.*	12	1,480
		5,054
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	23	1,005

Road & Rail - 1.2%
CSX Corp.	59	4,285
JB Hunt Transport Services, Inc.	6	638
Kansas City Southern	7	722
Norfolk Southern Corp.	20	3,415
Union Pacific Corp.	54	8,304
		17,364
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc.*	62	1,321
Analog Devices, Inc.	27	2,482
Applied Materials, Inc.	70	2,610
Broadcom, Inc.	31	7,360
Intel Corp.	333	16,420
KLA-Tencor Corp.	11	1,084
Lam Research Corp.	11	1,726
Maxim Integrated Products, Inc.	20	1,118
Microchip Technology, Inc.	17	1,275
Micron Technology, Inc.*	84	3,239
NVIDIA Corp.	44	7,191
Qorvo, Inc.*	9	592
QUALCOMM, Inc.	87	5,069
Skyworks Solutions, Inc.	13	946
Texas Instruments, Inc.	70	6,989
Xilinx, Inc.	18	1,665
		61,087
Software - 7.2%
Adobe, Inc.*	35	8,781

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
ANSYS, Inc.*	6	972
Autodesk, Inc.*	16	2,312
Cadence Design Systems, Inc.*	20	901
Citrix Systems, Inc.*	9	981
Fortinet, Inc.*	10	738
Intuit, Inc.	19	4,076
Microsoft Corp.	555	61,544
Oracle Corp.	206	10,045
Red Hat, Inc.*	13	2,321
salesforce.com, Inc.*	55	7,852
Symantec Corp.	45	995
Synopsys, Inc.*	11	1,011
		102,529
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	5	888
AutoZone, Inc.*	2	1,618
Best Buy Co., Inc.	18	1,163
CarMax, Inc.*	13	859
Foot Locker, Inc.	8	451
Gap, Inc. (The)	16	437
Home Depot, Inc. (The)	83	14,967
L Brands, Inc.	17	563
Lowe’s Cos., Inc.	59	5,568
O’Reilly Automotive, Inc.*	6	2,081
Ross Stores, Inc.	27	2,365
Tiffany & Co.	8	728
TJX Cos., Inc. (The)	90	4,396
Tractor Supply Co.	9	856
Ulta Beauty, Inc.*	4	1,191
		38,131
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	333	59,467
Hewlett Packard Enterprise Co.	107	1,605
HP, Inc.	115	2,645
NetApp, Inc.	19	1,270
Seagate Technology plc	20	862
Western Digital Corp.	22	999
Xerox Corp.	16	431
		67,279
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	26	414
Michael Kors Holdings Ltd.*	11	481
NIKE, Inc., Class B	94	7,061
PVH Corp.	6	663
Ralph Lauren Corp.	4	446
Tapestry, Inc.	22	856
Under Armour, Inc., Class A*	13	310
Under Armour, Inc., Class C*	14	313
VF Corp.	24	1,951
		12,495
Tobacco - 1.2%
Altria Group, Inc.	136	7,457
Philip Morris International, Inc.	112	9,691
		17,148
Trading Companies & Distributors - 0.2%
Fastenal Co.	21	1,244
United Rentals, Inc.*	6	703
WW Grainger, Inc.	3	942
		2,889
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,241

TOTAL COMMON STOCKS (Cost $1,358,076)		1,418,823

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,526 (Cost $4,526)	4,526	4,526

Total Investments - 100.0% (Cost $1,362,602)		1,423,349
Other Assets Less Liabilities - 0.0%(a)		313
Net Assets - 100.0%		1,423,662

*                      Non-income producing security.

(a)              Represents less than 0.05% of net assets.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,923
Aggregate gross unrealized depreciation	(89,972)
Net unrealized appreciation	$58,951
Federal income tax cost	$1,364,398

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.4%

Aerospace & Defense - 3.1%
Arconic, Inc.	62	1,332
Boeing Co. (The)	76	26,354
General Dynamics Corp.	39	7,211
Harris Corp.	17	2,430
Huntington Ingalls Industries, Inc.	6	1,293
L3 Technologies, Inc.	11	2,016
Lockheed Martin Corp.	35	10,515
Northrop Grumman Corp.	25	6,497
Raytheon Co.	40	7,013
Textron, Inc.	35	1,965
TransDigm Group, Inc.*	7	2,532
United Technologies Corp.	116	14,088
		83,246
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	20	1,847
Expeditors International of Washington, Inc.	25	1,902
FedEx Corp.	34	7,786
United Parcel Service, Inc., Class B	98	11,298
		22,833
Airlines - 0.6%
Alaska Air Group, Inc.	17	1,245
American Airlines Group, Inc.	59	2,370
Delta Air Lines, Inc.	89	5,403
Southwest Airlines Co.	73	3,987
United Continental Holdings, Inc.*	32	3,094
		16,099
Auto Components - 0.2%
Aptiv plc	37	2,660
BorgWarner, Inc.	30	1,187
Goodyear Tire & Rubber Co. (The)	34	788
		4,635
Automobiles - 0.5%
Ford Motor Co.	555	5,222
General Motors Co.	186	7,059
Harley-Davidson, Inc.	24	1,015
		13,296
Banks - 7.5%
Bank of America Corp.	1,315	37,346
BB&T Corp.	109	5,570
Citigroup, Inc.	356	23,065
Citizens Financial Group, Inc.	68	2,472
Comerica, Inc.	23	1,821
Fifth Third Bancorp	95	2,653
Huntington Bancshares, Inc.	157	2,291
JPMorgan Chase & Co.	476	52,926
KeyCorp	150	2,751
M&T Bank Corp.	20	3,380
People’s United Financial, Inc.	54	910
PNC Financial Services Group, Inc. (The)	66	8,962
Regions Financial Corp.	157	2,583
SunTrust Banks, Inc.	65	4,075
SVB Financial Group*	8	2,039
US Bancorp	216	11,763
Wells Fargo & Co.	614	33,328
Zions Bancorp NA	27	1,314
		199,249
Beverages - 2.4%
Brown-Forman Corp., Class B	24	1,145
Coca-Cola Co. (The)	542	27,317
Constellation Brands, Inc., Class A	24	4,698
Molson Coors Brewing Co., Class B	26	1,710
Monster Beverage Corp.*	56	3,342
PepsiCo, Inc.	200	24,388
		62,600
Biotechnology - 3.2%
AbbVie, Inc.	214	20,174
Alexion Pharmaceuticals, Inc.*	31	3,818
Amgen, Inc.	91	18,951
Biogen, Inc.*	28	9,344
Celgene Corp.*	99	7,150
Gilead Sciences, Inc.	183	13,165
Incyte Corp.*	25	1,606
Regeneron Pharmaceuticals, Inc.*	11	4,022
Vertex Pharmaceuticals, Inc.*	36	6,508
		84,738
Building Products - 0.3%
Allegion plc	13	1,191
AO Smith Corp.	20	948
Fortune Brands Home & Security, Inc.	20	876
Johnson Controls International plc	132	4,591
Masco Corp.	44	1,394
		9,000
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	8	889
Ameriprise Financial, Inc.	20	2,595
Bank of New York Mellon Corp. (The)	130	6,670
BlackRock, Inc.	17	7,276
Cboe Global Markets, Inc.	16	1,722
Charles Schwab Corp. (The)	171	7,661
CME Group, Inc.	50	9,504
E*TRADE Financial Corp.	37	1,935
Franklin Resources, Inc.	44	1,491
Goldman Sachs Group, Inc. (The)	50	9,535
Intercontinental Exchange, Inc.	81	6,619
Invesco Ltd.	59	1,201
Moody’s Corp.	24	3,818
Morgan Stanley	188	8,345
MSCI, Inc.	13	2,042
Nasdaq, Inc.	16	1,461
Northern Trust Corp.	32	3,175
Raymond James Financial, Inc.	19	1,515
S&P Global, Inc.	36	6,583
State Street Corp.	54	3,943
T. Rowe Price Group, Inc.	34	3,378
		91,358
Chemicals - 2.4%
Air Products & Chemicals, Inc.	31	4,987
Albemarle Corp.	15	1,445
CF Industries Holdings, Inc.	33	1,392
DowDuPont, Inc.	327	18,917
Eastman Chemical Co.	20	1,576
Ecolab, Inc.	36	5,778
FMC Corp.	19	1,572
International Flavors & Fragrances, Inc.	14	1,983
Linde plc	78	12,406
LyondellBasell Industries NV, Class A	45	4,199
Mosaic Co. (The)	51	1,836
PPG Industries, Inc.	34	3,717
Sherwin-Williams Co. (The)	12	5,089
		64,897
Commercial Services & Supplies - 0.5%
Cintas Corp.	12	2,249

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Copart, Inc.*	29	1,484
Republic Services, Inc.	31	2,397
Rollins, Inc.	14	890
Waste Management, Inc.	56	5,250
		12,270
Construction & Engineering - 0.1%
Fluor Corp.	20	819
Jacobs Engineering Group, Inc.	17	1,116
Quanta Services, Inc.*	22	772
		2,707
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	9	1,716
Vulcan Materials Co.	19	2,009
		3,725
Consumer Finance - 0.9%
American Express Co.	100	11,227
Capital One Financial Corp.	68	6,098
Discover Financial Services	48	3,423
Synchrony Financial	97	2,520
		23,268
Containers & Packaging - 0.4%
Avery Dennison Corp.	12	1,157
Ball Corp.	49	2,406
International Paper Co.	58	2,679
Packaging Corp. of America	13	1,272
Sealed Air Corp.	23	840
Westrock Co.	36	1,696
		10,050
Distributors - 0.1%
Genuine Parts Co.	21	2,178
LKQ Corp.*	46	1,281
		3,459
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	30	810

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc., Class B*	276	60,234
Jefferies Financial Group, Inc.	42	918
		61,152
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	1,028	32,115
CenturyLink, Inc.	135	2,538
Verizon Communications, Inc.	585	35,275
		69,928
Electric Utilities - 2.4%
Alliant Energy Corp.	33	1,498
American Electric Power Co., Inc.	70	5,442
Duke Energy Corp.	101	8,946
Edison International	46	2,545
Entergy Corp.	26	2,263
Evergy, Inc.	38	2,256
Eversource Energy	45	3,075
Exelon Corp.	137	6,355
FirstEnergy Corp.	70	2,648
NextEra Energy, Inc.	67	12,175
PG&E Corp.*	74	1,952
Pinnacle West Capital Corp.	16	1,430
PPL Corp.	100	3,059
Southern Co. (The)	143	6,768
Xcel Energy, Inc.	72	3,776
		64,188
Electrical Equipment - 0.6%
AMETEK, Inc.	33	2,423
Eaton Corp. plc	61	4,694
Emerson Electric Co.	89	6,009
Rockwell Automation, Inc.	17	2,964
		16,090
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	73	1,666
Halliburton Co.	125	3,929
Helmerich & Payne, Inc.	15	909
National Oilwell Varco, Inc.	55	1,766
Schlumberger Ltd.	197	8,885
TechnipFMC plc	61	1,408
		18,563
Entertainment - 2.4%
Activision Blizzard, Inc.	108	5,387
Electronic Arts, Inc.*	43	3,615
Netflix, Inc.*	62	17,740
Take-Two Interactive Software, Inc.*	16	1,755
Twenty-First Century Fox, Inc., Class A	149	7,371
Twenty-First Century Fox, Inc., Class B	69	3,383
Viacom, Inc., Class B	51	1,574
Walt Disney Co. (The)	210	24,253
		65,078
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc.	15	1,868
American Tower Corp.	62	10,198
Apartment Investment & Management Co., Class A	22	1,036
AvalonBay Communities, Inc.	20	3,811
Boston Properties, Inc.	22	2,886
Crown Castle International Corp.	59	6,779
Digital Realty Trust, Inc.	29	3,336
Duke Realty Corp.	51	1,451
Equinix, Inc.	11	4,238
Equity Residential	52	3,705
Essex Property Trust, Inc.	9	2,363
Extra Space Storage, Inc.	18	1,728
Federal Realty Investment Trust	10	1,321
HCP, Inc.	67	1,960
Host Hotels & Resorts, Inc.	106	2,014
Iron Mountain, Inc.	41	1,393
Kimco Realty Corp.	61	997
Macerich Co. (The)	15	754
Mid-America Apartment Communities, Inc.	16	1,657
Prologis, Inc.	89	5,993
Public Storage	21	4,479
Realty Income Corp.	41	2,628
Regency Centers Corp.	24	1,528
SBA Communications Corp.*	16	2,733
Simon Property Group, Inc.	44	8,170
SL Green Realty Corp.	12	1,157
UDR, Inc.	38	1,620
Ventas, Inc.	50	3,175
Vornado Realty Trust	24	1,727
Welltower, Inc.	53	3,834
Weyerhaeuser Co.	108	2,852
		93,391
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	62	14,340
Kroger Co. (The)	114	3,381
Sysco Corp.	68	4,583
Walgreens Boots Alliance, Inc.	119	10,076
Walmart, Inc.	203	19,823
		52,203
Food Products - 1.5%
Archer-Daniels-Midland Co.	79	3,636
Campbell Soup Co.	27	1,058

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Conagra Brands, Inc.	67	2,167
General Mills, Inc.	84	3,554
Hershey Co. (The)	20	2,166
Hormel Foods Corp.	38	1,713
JM Smucker Co. (The)	16	1,672
Kellogg Co.	36	2,291
Kraft Heinz Co. (The)	88	4,499
Lamb Weston Holdings, Inc.	21	1,611
McCormick & Co., Inc. (Non-Voting)	17	2,550
Mondelez International, Inc., Class A	208	9,356
Tyson Foods, Inc., Class A	42	2,476
		38,749
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	248	18,364
ABIOMED, Inc.*	6	1,996
Align Technology, Inc.*	10	2,299
Baxter International, Inc.	70	4,798
Becton Dickinson and Co.	38	9,605
Boston Scientific Corp.*	196	7,383
Cooper Cos., Inc. (The)	7	1,952
Danaher Corp.	87	9,530
DENTSPLY SIRONA, Inc.	32	1,209
Edwards Lifesciences Corp.*	30	4,860
Hologic, Inc.*	38	1,688
IDEXX Laboratories, Inc.*	12	2,445
Intuitive Surgical, Inc.*	16	8,494
Medtronic plc	191	18,628
ResMed, Inc.	20	2,236
Stryker Corp.	44	7,720
Varian Medical Systems, Inc.*	13	1,604
Zimmer Biomet Holdings, Inc.	29	3,394
		108,205
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	23	2,045
Anthem, Inc.	37	10,733
Cardinal Health, Inc.	44	2,412
Centene Corp.*	29	4,125
Cigna Corp.	34	7,595
CVS Health Corp.	184	14,720
DaVita, Inc.*	18	1,189
Express Scripts Holding Co.*	79	8,016
HCA Healthcare, Inc.	38	5,472
Henry Schein, Inc.*	22	1,962
Humana, Inc.	19	6,260
Laboratory Corp. of America Holdings*	14	2,039
McKesson Corp.	28	3,486
Quest Diagnostics, Inc.	19	1,683
UnitedHealth Group, Inc.	136	38,265
Universal Health Services, Inc., Class B	12	1,656
WellCare Health Plans, Inc.*	7	1,784
		113,442
Health Care Technology - 0.1%
Cerner Corp.*	46	2,664

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	57	3,436
Chipotle Mexican Grill, Inc.*	3	1,420
Darden Restaurants, Inc.	18	1,990
Hilton Worldwide Holdings, Inc.	42	3,173
Marriott International, Inc., Class A	41	4,716
McDonald’s Corp.	110	20,736
MGM Resorts International	73	1,968
Norwegian Cruise Line Holdings Ltd.*	29	1,488
Royal Caribbean Cruises Ltd.	24	2,714
Starbucks Corp.	175	11,676
Wynn Resorts Ltd.	14	1,531
Yum! Brands, Inc.	45	4,150
		58,998
Household Durables - 0.4%
DR Horton, Inc.	49	1,824
Garmin Ltd.	17	1,133
Leggett & Platt, Inc.	18	697
Lennar Corp., Class A	41	1,752
Mohawk Industries, Inc.*	9	1,153
Newell Brands, Inc.	62	1,451
PulteGroup, Inc.	38	1,008
Whirlpool Corp.	9	1,135
		10,153
Household Products - 2.0%
Church & Dwight Co., Inc.	35	2,317
Clorox Co. (The)	18	2,981
Colgate-Palmolive Co.	123	7,813
Kimberly-Clark Corp.	49	5,653
Procter & Gamble Co. (The)	352	33,267
		52,031
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	95	1,471
NRG Energy, Inc.	44	1,691
		3,162
Industrial Conglomerates - 1.7%
3M Co.	83	17,257
General Electric Co.	1,230	9,225
Honeywell International, Inc.	105	15,409
Roper Technologies, Inc.	15	4,464
		46,355
Insurance - 2.9%
Aflac, Inc.	109	4,986
Allstate Corp. (The)	49	4,370
American International Group, Inc.	126	5,450
Aon plc	34	5,614
Arthur J Gallagher & Co.	26	2,004
Assurant, Inc.	7	681
Brighthouse Financial, Inc.*	17	684
Chubb Ltd.	65	8,693
Cincinnati Financial Corp.	21	1,716
Everest Re Group Ltd.	6	1,332
Hartford Financial Services Group, Inc. (The)	51	2,254
Lincoln National Corp.	31	1,952
Loews Corp.	39	1,874
Marsh & McLennan Cos., Inc.	71	6,298
MetLife, Inc.	142	6,337
Principal Financial Group, Inc.	37	1,825
Progressive Corp. (The)	82	5,436
Prudential Financial, Inc.	59	5,532
Torchmark Corp.	15	1,296
Travelers Cos., Inc. (The)	38	4,954
Unum Group	32	1,149
Willis Towers Watson plc	18	2,870
		77,307
Interactive Media & Services - 5.5%
Alphabet, Inc., Class A*	42	46,605
Alphabet, Inc., Class C*	44	48,155
Facebook, Inc., Class A*	341	47,948
TripAdvisor, Inc.*	14	897
Twitter, Inc.*	103	3,239
		146,844

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc.*	58	98,030
Booking Holdings, Inc.*	7	13,243
eBay, Inc.*	132	3,940
Expedia Group, Inc.	17	2,054
		117,267
Leisure Products - 0.1%
Hasbro, Inc.	17	1,547
Mattel, Inc.*	50	695
		2,242
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	45	3,256
Illumina, Inc.*	21	7,087
IQVIA Holdings, Inc.*	23	2,877
Mettler-Toledo International, Inc.*	4	2,547
PerkinElmer, Inc.	16	1,393
Thermo Fisher Scientific, Inc.	57	14,224
Waters Corp.*	11	2,184
		33,568
Machinery - 1.9%
Caterpillar, Inc.	84	11,396
Cummins, Inc.	21	3,172
Deere & Co.	45	6,970
Dover Corp.	21	1,783
Flowserve Corp.	18	873
Fortive Corp.	43	3,271
Illinois Tool Works, Inc.	44	6,118
Ingersoll-Rand plc	35	3,623
PACCAR, Inc.	50	3,111
Parker-Hannifin Corp.	19	3,269
Pentair plc	23	982
Snap-on, Inc.	8	1,330
Stanley Black & Decker, Inc.	22	2,879
Xylem, Inc.	25	1,824
		50,601
Media - 1.7%
CBS Corp. (Non-Voting), Class B	48	2,601
Charter Communications, Inc., Class A*	25	8,230
Comcast Corp., Class A	647	25,239
Discovery, Inc., Class A*	23	707
Discovery, Inc., Class C*	52	1,452
DISH Network Corp., Class A*	33	1,081
Interpublic Group of Cos., Inc. (The)	55	1,293
News Corp., Class A	55	714
News Corp., Class B	18	241
Omnicom Group, Inc.	32	2,463
		44,021
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	206	2,460
Newmont Mining Corp.	76	2,458
Nucor Corp.	45	2,718
		7,636
Multiline Retail - 0.6%
Dollar General Corp.	38	4,218
Dollar Tree, Inc.*	34	2,950
Kohl’s Corp.	24	1,612
Macy’s, Inc.	44	1,506
Nordstrom, Inc.	16	846
Target Corp.	74	5,251
		16,383
Multi-Utilities - 1.3%
Ameren Corp.	34	2,333
CenterPoint Energy, Inc.	71	1,989
CMS Energy Corp.	40	2,084
Consolidated Edison, Inc.	44	3,535
Dominion Energy, Inc.	92	6,854
DTE Energy Co.	26	3,113
NiSource, Inc.	52	1,374
Public Service Enterprise Group, Inc.	71	3,969
SCANA Corp.	20	933
Sempra Energy	39	4,493
WEC Energy Group, Inc.	45	3,262
		33,939
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	72	3,809
Apache Corp.	55	1,932
Cabot Oil & Gas Corp.	63	1,585
Chevron Corp.	271	32,233
Cimarex Energy Co.	13	1,066
Concho Resources, Inc.*	28	3,650
ConocoPhillips	164	10,854
Devon Energy Corp.	67	1,811
EOG Resources, Inc.	82	8,471
Exxon Mobil Corp.	599	47,620
Hess Corp.	36	1,940
HollyFrontier Corp.	23	1,437
Kinder Morgan, Inc.	269	4,592
Marathon Oil Corp.	122	2,036
Marathon Petroleum Corp.	95	6,190
Newfield Exploration Co.*	29	492
Noble Energy, Inc.	69	1,638
Occidental Petroleum Corp.	108	7,589
ONEOK, Inc.	58	3,563
Phillips 66	60	5,611
Pioneer Natural Resources Co.	24	3,546
Valero Energy Corp.	60	4,794
Williams Cos., Inc. (The)	172	4,355
		160,814
Personal Products - 0.2%
Coty, Inc., Class A	65	542
Estee Lauder Cos., Inc. (The), Class A	32	4,565
		5,107
Pharmaceuticals - 6.4%
Allergan plc	45	7,047
Bristol-Myers Squibb Co.	231	12,349
Eli Lilly & Co.	135	16,016
Johnson & Johnson	379	55,675
Merck & Co., Inc.	376	29,832
Mylan NV*	74	2,506
Nektar Therapeutics*	25	1,010
Perrigo Co. plc	18	1,121
Pfizer, Inc.	829	38,325
Zoetis, Inc.	68	6,383
		170,264
Professional Services - 0.4%
Equifax, Inc.	17	1,745
IHS Markit Ltd.*	50	2,669
Nielsen Holdings plc	51	1,386
Robert Half International, Inc.	17	1,051
Verisk Analytics, Inc.*	23	2,836
		9,687
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	45	1,966

Road & Rail - 1.3%
CSX Corp.	115	8,352
JB Hunt Transport Services, Inc.	12	1,276
Kansas City Southern	14	1,443
Norfolk Southern Corp.	40	6,830

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Union Pacific Corp.	105	16,147
		34,048
Semiconductors & Semiconductor Equipment - 0.1%
Maxim Integrated Products, Inc.	39	2,181

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	10	1,777
AutoZone, Inc.*	4	3,236
Best Buy Co., Inc.	34	2,196
CarMax, Inc.*	25	1,652
Foot Locker, Inc.	17	959
Gap, Inc. (The)	32	873
Home Depot, Inc. (The)	162	29,212
L Brands, Inc.	33	1,093
Lowe’s Cos., Inc.	115	10,853
O’Reilly Automotive, Inc.*	11	3,815
Ross Stores, Inc.	53	4,643
Tiffany & Co.	15	1,365
TJX Cos., Inc. (The)	177	8,646
Tractor Supply Co.	17	1,617
Ulta Beauty, Inc.*	8	2,382
		74,319
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	52	827
Michael Kors Holdings Ltd.*	21	919
NIKE, Inc., Class B	181	13,597
PVH Corp.	11	1,216
Ralph Lauren Corp.	8	891
Tapestry, Inc.	42	1,635
Under Armour, Inc., Class A*	27	645
Under Armour, Inc., Class C*	28	625
VF Corp.	46	3,739
		24,094
Tobacco - 1.3%
Altria Group, Inc.	266	14,585
Philip Morris International, Inc.	220	19,036
		33,621
Trading Companies & Distributors - 0.2%
Fastenal Co.	41	2,430
United Rentals, Inc.*	12	1,405
WW Grainger, Inc.	6	1,884
		5,719
Water Utilities - 0.1%
American Water Works Co., Inc.	26	2,481

TOTAL COMMON STOCKS (Cost $2,686,322)		2,636,701

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENTS(b) - 0.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $12,732 (Cost $12,730)	12,730	12,730

Total Investments - 99.9% (Cost $2,699,052)		2,649,431
Other Assets Less Liabilities - 0.1%		2,699
Net Assets - 100.0%		2,652,130

See accompanying notes to the financial statements.

*                      Non-income producing security.

(a)              Represents less than 0.05% of net assets.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,200
Aggregate gross unrealized depreciation	(195,371)
Net unrealized depreciation	$(66,171)
Federal income tax cost	$2,715,602

See accompanying notes to the financial statements.

Ultra Financials

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.8%

Banks - 24.9%
Associated Banc-Corp.	21,808	505,291
BancorpSouth Bank	11,381	350,421
Bank of America Corp.	1,177,209	33,432,736
Bank of Hawaii Corp.	5,327	424,828
Bank OZK	15,320	415,172
BankUnited, Inc.	13,351	461,144
BB&T Corp.	98,145	5,015,210
BOK Financial Corp.	4,051	341,499
Cathay General Bancorp	9,782	387,074
Chemical Financial Corp.	9,049	427,113
CIT Group, Inc.	13,359	620,258
Citigroup, Inc.	318,929	20,663,410
Citizens Financial Group, Inc.	60,317	2,193,126
Comerica, Inc.	20,484	1,621,923
Commerce Bancshares, Inc.	12,626	795,706
Cullen/Frost Bankers, Inc.	8,100	812,592
East West Bancorp, Inc.	18,365	986,017
Fifth Third Bancorp	84,446	2,358,577
First Citizens BancShares, Inc., Class A	1,154	495,608
First Financial Bankshares, Inc.	8,575	561,834
First Hawaiian, Inc.	11,449	297,903
First Horizon National Corp.	41,190	679,223
First Republic Bank	20,502	2,032,773
FNB Corp.	41,092	503,788
Fulton Financial Corp.	22,296	388,173
Glacier Bancorp, Inc.	10,709	505,679
Hancock Whitney Corp.	10,815	434,979
Home BancShares, Inc.	20,365	399,358
Huntington Bancshares, Inc.	139,937	2,041,681
IBERIABANK Corp.	7,100	530,725
International Bancshares Corp.	6,957	267,079
Investors Bancorp, Inc.	30,955	380,127
JPMorgan Chase & Co.	425,928	47,358,934
KeyCorp	133,325	2,445,181
M&T Bank Corp.	18,222	3,079,700
MB Financial, Inc.	10,669	489,494
PacWest Bancorp	15,513	624,243
People’s United Financial, Inc.	47,233	796,348
Pinnacle Financial Partners, Inc.	9,278	532,093
PNC Financial Services Group, Inc. (The)	58,841	7,989,431
Popular, Inc.	12,966	731,282
Prosperity Bancshares, Inc.	8,408	583,431
Regions Financial Corp.	130,803	2,151,709
Signature Bank	7,016	865,283
Sterling Bancorp	28,573	551,459
SunTrust Banks, Inc.	58,389	3,660,407
SVB Financial Group*	6,743	1,718,184
Synovus Financial Corp.	14,869	562,197
TCF Financial Corp.	21,251	477,935
Texas Capital Bancshares, Inc.*	6,357	379,259
Trustmark Corp.	8,569	277,122
UMB Financial Corp.	5,715	386,734
Umpqua Holdings Corp.	27,908	536,950
United Bankshares, Inc.	13,159	475,961
US Bancorp	194,064	10,568,726
Valley National Bancorp	42,006	454,505
Webster Financial Corp.	11,687	703,207
Wells Fargo & Co.	549,317	29,816,927
Western Alliance Bancorp*	12,342	578,470
Wintrust Financial Corp.	7,144	552,588
Zions Bancorp NA	24,640	1,198,982
		201,877,769
Capital Markets - 11.3%
Affiliated Managers Group, Inc.	6,771	752,394
Ameriprise Financial, Inc.	17,979	2,332,775
Bank of New York Mellon Corp. (The)	116,586	5,982,028
BGC Partners, Inc., Class A	34,045	358,834
BlackRock, Inc.	15,572	6,664,972
Cboe Global Markets, Inc.	14,171	1,525,083
Charles Schwab Corp. (The)	152,386	6,826,893
CME Group, Inc.	43,142	8,200,431
E*TRADE Financial Corp.	32,909	1,720,812
Eaton Vance Corp.	14,960	609,321
Evercore, Inc., Class A	5,191	428,569
FactSet Research Systems, Inc.	4,861	1,139,856
Federated Investors, Inc., Class B	12,132	321,255
Franklin Resources, Inc.	38,739	1,312,865
Goldman Sachs Group, Inc. (The)	44,499	8,485,514
Interactive Brokers Group, Inc., Class A	9,515	550,443
Intercontinental Exchange, Inc.	72,672	5,938,756
Invesco Ltd.	52,067	1,059,563
Janus Henderson Group plc	21,335	499,239
Lazard Ltd., Class A	16,446	659,814
Legg Mason, Inc.	10,829	313,716
LPL Financial Holdings, Inc.	11,165	716,458
MarketAxess Holdings, Inc.	4,760	1,036,395
Moody’s Corp.	21,158	3,365,603
Morgan Stanley	168,048	7,459,651
Morningstar, Inc.	2,325	274,675
MSCI, Inc.	11,260	1,768,833
Nasdaq, Inc.	14,593	1,332,633
Northern Trust Corp.	28,295	2,807,713
Raymond James Financial, Inc.	16,639	1,326,627
S&P Global, Inc.	31,872	5,828,114
SEI Investments Co.	16,695	896,521
State Street Corp.	48,085	3,511,167
Stifel Financial Corp.	9,023	435,540
T. Rowe Price Group, Inc.	30,821	3,062,375
TD Ameritrade Holding Corp.	34,531	1,858,113
		91,363,551
Consumer Finance - 3.1%
Ally Financial, Inc.	53,490	1,427,113
American Express Co.	89,480	10,045,920
Capital One Financial Corp.	60,631	5,437,388
Credit Acceptance Corp.*	1,565	640,742
Discover Financial Services	43,426	3,096,274
FirstCash, Inc.	5,618	500,283
Green Dot Corp., Class A*	5,996	499,707
Navient Corp.	29,848	343,252
OneMain Holdings, Inc.*	9,464	277,011
PRA Group, Inc.*	5,739	175,154
Santander Consumer USA Holdings, Inc.	14,663	285,195
SLM Corp.*	55,177	566,668
Synchrony Financial	86,360	2,243,633
		25,538,340
Diversified Financial Services - 6.8%
AXA Equitable Holdings, Inc.	17,063	335,800
Berkshire Hathaway, Inc., Class B*	247,051	53,916,410
Voya Financial, Inc.	20,350	914,733
		55,166,943
Equity Real Estate Investment Trusts (REITs) - 15.3%
Acadia Realty Trust	10,330	296,161
Alexandria Real Estate Equities, Inc.	13,403	1,668,673

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
American Campus Communities, Inc.	17,365	761,108
American Homes 4 Rent, Class A	32,567	678,371
American Tower Corp.	55,867	9,189,563
Apartment Investment & Management Co., Class A	19,940	938,975
Apple Hospitality REIT, Inc.	27,439	435,457
AvalonBay Communities, Inc.	17,516	3,338,024
Boston Properties, Inc.	19,570	2,567,584
Brandywine Realty Trust	22,635	323,001
Brixmor Property Group, Inc.	38,354	632,841
Camden Property Trust	11,761	1,119,177
Colony Capital, Inc.	62,067	382,333
Columbia Property Trust, Inc.	14,951	320,998
CoreCivic, Inc.	15,027	329,843
CoreSite Realty Corp.	4,652	453,384
Corporate Office Properties Trust	13,087	320,239
Cousins Properties, Inc.	53,277	450,191
Crown Castle International Corp.	52,573	6,040,638
CubeSmart	23,557	733,565
CyrusOne, Inc.	13,252	743,172
DiamondRock Hospitality Co.	26,338	277,603
Digital Realty Trust, Inc.	26,119	3,004,730
Douglas Emmett, Inc.	20,457	755,272
Duke Realty Corp.	45,276	1,288,555
EastGroup Properties, Inc.	4,529	452,991
EPR Properties	9,422	667,360
Equinix, Inc.	10,075	3,881,696
Equity Commonwealth	15,396	489,131
Equity LifeStyle Properties, Inc.	11,291	1,123,793
Equity Residential	46,671	3,325,309
Essex Property Trust, Inc.	8,370	2,197,209
Extra Space Storage, Inc.	16,032	1,538,751
Federal Realty Investment Trust	9,312	1,230,022
First Industrial Realty Trust, Inc.	15,966	511,870
Forest City Realty Trust, Inc., Class A	33,862	856,709
Gaming and Leisure Properties, Inc.	25,465	876,760
GEO Group, Inc. (The)	15,435	358,709
HCP, Inc.	59,543	1,742,228
Healthcare Realty Trust, Inc.	15,870	491,970
Healthcare Trust of America, Inc., Class A	26,298	739,500
Highwoods Properties, Inc.	13,112	568,667
Hospitality Properties Trust	20,831	559,104
Host Hotels & Resorts, Inc.	93,993	1,785,867
Hudson Pacific Properties, Inc.	19,860	612,880
Invitation Homes, Inc.	37,603	806,960
Iron Mountain, Inc.	36,263	1,231,854
JBG SMITH Properties	13,725	549,961
Kilroy Realty Corp.	12,756	894,068
Kimco Realty Corp.	53,401	873,106
Lamar Advertising Co., Class A	10,722	813,156
Lexington Realty Trust	27,058	237,569
Liberty Property Trust	18,734	848,463
Life Storage, Inc.	5,905	576,564
Macerich Co. (The)	13,407	674,238
Mack-Cali Realty Corp.	11,445	247,899
Medical Properties Trust, Inc.	46,238	798,530
Mid-America Apartment Communities, Inc.	14,423	1,493,646
National Health Investors, Inc.	5,345	416,803
National Retail Properties, Inc.	19,894	995,894
Omega Healthcare Investors, Inc.	25,386	963,145
Outfront Media, Inc.	17,650	366,767
Paramount Group, Inc.	26,214	374,074
Park Hotels & Resorts, Inc.	25,496	785,787
Pebblebrook Hotel Trust	16,872	589,170
Physicians Realty Trust	23,072	410,912
Piedmont Office Realty Trust, Inc., Class A	16,269	301,465
PotlatchDeltic Corp.	8,722	323,571
Prologis, Inc.	79,779	5,372,318
Public Storage	18,990	4,049,807
Rayonier, Inc.	16,406	518,922
Realty Income Corp.	36,756	2,355,692
Regency Centers Corp.	21,473	1,366,971
Retail Properties of America, Inc., Class A	27,825	350,317
RLJ Lodging Trust	22,216	451,873
Ryman Hospitality Properties, Inc.	6,505	482,086
Sabra Health Care REIT, Inc.	22,595	435,858
SBA Communications Corp.*	14,552	2,485,627
Senior Housing Properties Trust	30,118	414,424
Simon Property Group, Inc.	39,187	7,276,634
SITE Centers Corp.	18,484	229,941
SL Green Realty Corp.	10,970	1,057,727
Spirit Realty Capital, Inc.	54,310	402,980
STORE Capital Corp.	23,184	694,593
Sun Communities, Inc.	10,939	1,138,750
Sunstone Hotel Investors, Inc.	28,925	441,395
Tanger Factory Outlet Centers, Inc.	11,903	281,506
Taubman Centers, Inc.	7,729	409,173
UDR, Inc.	33,921	1,445,713
Uniti Group, Inc.	22,265	443,741
Urban Edge Properties	14,451	288,153
Ventas, Inc.	45,172	2,867,970
VEREIT, Inc.	122,609	937,959
VICI Properties, Inc.	45,055	980,847
Vornado Realty Trust	21,940	1,578,802
Washington REIT	9,968	268,737
Weingarten Realty Investors	15,096	435,671
Welltower, Inc.	47,149	3,410,287
Weyerhaeuser Co.	96,021	2,535,915
WP Carey, Inc.	20,386	1,381,151
Xenia Hotels & Resorts, Inc.	14,185	288,239
		123,713,365
Insurance - 10.9%
Aflac, Inc.	97,303	4,450,639
Alleghany Corp.	1,892	1,193,909
Allstate Corp. (The)	43,879	3,913,568
American Financial Group, Inc.	8,919	912,949
American International Group, Inc.	112,592	4,869,604
Aon plc	30,752	5,077,463
Arch Capital Group Ltd.*	51,366	1,470,095
Arthur J Gallagher & Co.	23,141	1,783,477
Aspen Insurance Holdings Ltd.	7,566	316,713
Assurant, Inc.	6,690	650,536
Assured Guaranty Ltd.	13,737	560,744
Athene Holding Ltd., Class A*	16,074	699,058
Axis Capital Holdings Ltd.	10,591	586,212
Brighthouse Financial, Inc.*	15,181	611,187
Brown & Brown, Inc.	29,376	852,492
Chubb Ltd.	58,709	7,851,742
Cincinnati Financial Corp.	19,169	1,566,682
CNA Financial Corp.	3,437	161,264
CNO Financial Group, Inc.	20,853	381,610
Enstar Group Ltd.*	1,910	336,485
Erie Indemnity Co., Class A	2,516	344,315
Everest Re Group Ltd.	5,178	1,149,930
Fidelity National Financial, Inc.	34,839	1,170,590
First American Financial Corp.	14,152	683,966
Genworth Financial, Inc., Class A*	63,453	295,691
Hanover Insurance Group, Inc. (The)	5,389	618,172

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	45,421	2,007,154
Kemper Corp.	7,711	586,807
Lincoln National Corp.	27,460	1,729,156
Loews Corp.	35,238	1,693,538
Markel Corp.*	1,760	2,013,686
Marsh & McLennan Cos., Inc.	63,997	5,676,534
Mercury General Corp.	3,434	194,536
MetLife, Inc.	126,077	5,626,817
Old Republic International Corp.	36,033	812,544
Primerica, Inc.	5,465	649,679
Principal Financial Group, Inc.	33,561	1,655,229
ProAssurance Corp.	6,795	297,145
Progressive Corp. (The)	73,898	4,898,698
Prudential Financial, Inc.	52,845	4,954,747
Reinsurance Group of America, Inc.	8,067	1,205,048
RenaissanceRe Holdings Ltd.	5,102	676,576
RLI Corp.	4,946	375,006
Torchmark Corp.	13,140	1,135,427
Travelers Cos., Inc. (The)	33,923	4,422,542
Unum Group	27,717	995,317
White Mountains Insurance Group Ltd.	405	376,144
Willis Towers Watson plc	16,573	2,642,565
WR Berkley Corp.	12,196	960,801
		88,094,789
IT Services - 6.8%
Mastercard, Inc., Class A	115,616	23,246,909
Visa, Inc., Class A	225,156	31,906,857
		55,153,766
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp.	66,033	1,168,784
Annaly Capital Management, Inc.	163,654	1,643,086
Blackstone Mortgage Trust, Inc., Class A	14,998	526,430
Chimera Investment Corp.	23,699	454,784
Invesco Mortgage Capital, Inc.	14,150	221,023
MFA Financial, Inc.	56,843	412,111
New Residential Investment Corp.	46,275	795,930
Starwood Property Trust, Inc.	33,846	757,135
Two Harbors Investment Corp.	31,439	452,093
		6,431,376
Professional Services - 0.2%
CoStar Group, Inc.*	4,614	1,704,364

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A*	40,047	1,749,253
Howard Hughes Corp. (The)*	4,965	549,923
Jones Lang LaSalle, Inc.	5,770	826,264
Realogy Holdings Corp.	15,718	302,729
		3,428,169
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	17,522	246,009
Essent Group Ltd.*	12,437	479,571
MGIC Investment Corp.*	45,896	537,442
New York Community Bancorp, Inc.	62,145	660,601
Radian Group, Inc.	27,029	497,334
TFS Financial Corp.	6,750	108,135
Washington Federal, Inc.	10,589	305,069
		2,834,161
TOTAL COMMON STOCKS (Cost $510,198,146)		655,306,593

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 11.1%

REPURCHASE AGREEMENTS(b) - 11.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $89,592,632 (Cost $89,575,773)	89,575,773	89,575,773

Total Investments - 91.9% (Cost $599,773,919)		744,882,366
Other Assets Less Liabilities - 8.1%		65,735,193
Net Assets - 100.0%		810,617,559

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $93,839,215.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$211,249,381
Aggregate gross unrealized depreciation	(21,785,682)
Net unrealized appreciation	$189,463,699
Federal income tax cost	$600,565,240

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
28,353,651	11/6/2019	Bank of America NA	2.82%	iShares® U.S. Financials ETF	1,406,481
45,515,627	11/6/2020	Bank of America NA	2.87%	Dow Jones U.S. FinancialsSM Index(6)	365,453
73,869,278					1,771,934	(1,398,712)	—	373,222
66,209,657	11/6/2019	Citibank NA	2.92%	Dow Jones U.S. FinancialsSM Index(6)	1,363,553	(765,746)	—	597,807

250,931,504	1/13/2020	Credit Suisse International	2.92%	Dow Jones U.S. FinancialsSM Index(6)	6,052,027	—	(5,630,067)	421,960

178,644,751	11/13/2019	Deutsche Bank AG	2.87%	Dow Jones U.S. FinancialsSM Index(6)	6,505,158	(2,886,302)	(3,618,856)	—

4,963,055	11/6/2019	Goldman Sachs International	2.72%	iShares® U.S. Financials ETF	(49,852)
70,197,474	11/13/2019	Goldman Sachs International	2.72%	Dow Jones U.S. FinancialsSM Index(6)	2,437,417
75,160,529					2,387,565	(1,835,224)	—	552,341
13,982,354	11/13/2019	Morgan Stanley & Co. International plc	2.92%	Dow Jones U.S. FinancialsSM Index(6)	409,502
137,944,699	1/6/2020	Morgan Stanley & Co. International plc	2.52%	iShares® U.S. Financials ETF	3,045,631
151,927,053					3,455,133	(2,323,000)	—	1,132,133
34,218,104	11/6/2019	Societe Generale	3.07%	Dow Jones U.S. FinancialsSM Index(6)	4,003,531	(3,817,892)	—	185,639

136,386,834	11/6/2019	UBS AG	2.87%	Dow Jones U.S. FinancialsSM Index(6)	19,607,672	—	—	19,607,672

967,347,710					45,146,573
				Total Unrealized Appreciation	45,196,425
				Total Unrealized Depreciation	(49,852)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)             See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

Ultra Industrials

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.5%

Aerospace & Defense - 15.2%
Arconic, Inc.	1,888	40,554
Axon Enterprise, Inc.*	255	11,085
Boeing Co. (The)	2,346	813,499
BWX Technologies, Inc.	439	19,852
Curtiss-Wright Corp.	194	21,418
Esterline Technologies Corp.*	117	13,891
General Dynamics Corp.	1,222	225,936
Harris Corp.	517	73,905
HEICO Corp.	180	15,214
HEICO Corp., Class A	314	21,201
Hexcel Corp.	385	23,743
Huntington Ingalls Industries, Inc.	190	40,945
L3 Technologies, Inc.	343	62,868
Lockheed Martin Corp.	1,088	326,868
Moog, Inc., Class A	143	12,505
Northrop Grumman Corp.	765	198,808
Raytheon Co.	1,253	219,701
Spirit AeroSystems Holdings, Inc., Class A	467	38,238
Teledyne Technologies, Inc.*	158	35,484
Textron, Inc.	1,090	61,193
TransDigm Group, Inc.*	214	77,397
United Technologies Corp.	3,570	434,960
		2,789,265
Air Freight & Logistics - 4.1%
CH Robinson Worldwide, Inc.	608	56,136
Expeditors International of Washington, Inc.	766	58,285
FedEx Corp.	1,068	244,572
United Parcel Service, Inc., Class B	3,044	350,943
XPO Logistics, Inc.*	557	42,254
		752,190
Building Products - 2.1%
Allegion plc	417	38,193
AO Smith Corp.	635	30,086
Armstrong World Industries, Inc.*	227	15,207
Fortune Brands Home & Security, Inc.	625	27,375
Johnson Controls International plc	4,060	141,207
Lennox International, Inc.	160	36,145
Masco Corp.	1,349	42,750
Owens Corning	487	25,397
Trex Co., Inc.*	257	16,379
USG Corp.	374	16,097
		388,836
Chemicals - 0.8%
Sherwin-Williams Co. (The)	360	152,665

Commercial Services & Supplies - 2.3%
ADT, Inc.	532	4,155
Brink’s Co. (The)	223	15,793
Cintas Corp.	377	70,642
Clean Harbors, Inc.*	224	14,455
Covanta Holding Corp.	511	8,462
Deluxe Corp.	209	10,523
Healthcare Services Group, Inc.	324	15,293
MSA Safety, Inc.	153	16,676
Republic Services, Inc.	958	74,092
Stericycle, Inc.*	378	18,170
Tetra Tech, Inc.	243	14,813
Waste Management, Inc.	1,731	162,281
		425,355
Construction & Engineering - 1.0%
AECOM*	707	22,737
Arcosa, Inc.*	214	5,851
Dycom Industries, Inc.*	137	9,078
EMCOR Group, Inc.	256	18,652
Fluor Corp.	618	25,295
Jacobs Engineering Group, Inc.	524	34,411
KBR, Inc.	618	11,476
MasTec, Inc.*	285	12,851
Quanta Services, Inc.*	654	22,955
Valmont Industries, Inc.	99	12,923
		176,229
Construction Materials - 0.8%
Eagle Materials, Inc.	210	15,330
Martin Marietta Materials, Inc.	276	52,630
Summit Materials, Inc., Class A*	491	7,120
Vulcan Materials Co.	581	61,418
		136,498
Containers & Packaging - 2.6%
AptarGroup, Inc.	274	28,510
Avery Dennison Corp.	384	37,018
Ball Corp.	1,510	74,156
Bemis Co., Inc.	400	19,504
Berry Global Group, Inc.*	578	29,085
Crown Holdings, Inc.*	594	30,460
Graphic Packaging Holding Co.	1,362	16,330
International Paper Co.	1,795	82,911
Owens-Illinois, Inc.*	698	12,836
Packaging Corp. of America	414	40,498
Sealed Air Corp.	698	25,498
Silgan Holdings, Inc.	340	8,755
Sonoco Products Co.	438	25,203
Westrock Co.	1,120	52,763
		483,527
Electrical Equipment - 3.6%
Acuity Brands, Inc.	177	23,014
AMETEK, Inc.	1,019	74,825
Eaton Corp. plc	1,903	146,417
Emerson Electric Co.	2,759	186,288
EnerSys	186	16,251
Generac Holdings, Inc.*	273	15,539
GrafTech International Ltd.	268	4,237
Hubbell, Inc.	240	26,438
nVent Electric plc	716	17,914
Regal Beloit Corp.	191	14,932
Rockwell Automation, Inc.	541	94,318
Sensata Technologies Holding plc*	745	34,464
		654,637
Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp., Class A	1,319	115,993
Anixter International, Inc.*	125	7,995
Arrow Electronics, Inc.*	384	29,556
Avnet, Inc.	507	22,217
Belden, Inc.	178	9,929
Cognex Corp.	755	33,235
Coherent, Inc.*	107	14,783
Corning, Inc.	3,556	114,574
Dolby Laboratories, Inc., Class A	282	19,853
FLIR Systems, Inc.	606	27,791
IPG Photonics Corp.*	159	22,602
Itron, Inc.*	146	7,907
Jabil, Inc.	672	16,780
Keysight Technologies, Inc.*	822	50,816

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Littelfuse, Inc.	109	20,857
National Instruments Corp.	493	24,137
Resideo Technologies, Inc.*	541	11,161
TE Connectivity Ltd.	1,530	117,703
Trimble, Inc.*	1,098	41,757
Vishay Intertechnology, Inc.	580	12,093
Zebra Technologies Corp., Class A*	236	42,433
		764,172
Industrial Conglomerates - 8.0%
3M Co.	2,575	535,394
Carlisle Cos., Inc.	263	27,752
General Electric Co.	38,154	286,156
Honeywell International, Inc.	3,260	478,405
Roper Technologies, Inc.	454	135,106
		1,462,813
IT Services - 13.2%
Accenture plc, Class A	2,813	462,795
Alliance Data Systems Corp.	207	41,474
Automatic Data Processing, Inc.	1,923	283,489
Black Knight, Inc.*	623	28,247
Broadridge Financial Solutions, Inc.	510	53,994
Conduent, Inc.*	806	10,333
CoreLogic, Inc.*	355	14,363
Euronet Worldwide, Inc.*	224	26,344
Fidelity National Information Services, Inc.	1,444	155,880
First Data Corp., Class A*	2,477	47,261
Fiserv, Inc.*	1,777	140,614
FleetCor Technologies, Inc.*	387	74,846
Genpact Ltd.	609	18,501
Global Payments, Inc.	695	77,708
Jack Henry & Associates, Inc.	339	47,358
MAXIMUS, Inc.	281	19,985
Paychex, Inc.	1,405	99,418
PayPal Holdings, Inc.*	5,196	445,869
Sabre Corp.	1,098	28,076
Square, Inc., Class A*	1,323	92,398
Total System Services, Inc.	737	64,392
Western Union Co. (The)	1,964	36,786
WEX, Inc.*	189	29,289
Worldpay, Inc.*	1,324	113,612
		2,413,032
Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	486	42,311

Machinery - 10.9%
Actuant Corp., Class A	267	6,835
AGCO Corp.	291	17,367
Allison Transmission Holdings, Inc.	526	24,780
Barnes Group, Inc.	206	12,370
Caterpillar, Inc.	2,609	353,963
Colfax Corp.*	422	10,525
Crane Co.	222	19,174
Cummins, Inc.	660	99,700
Deere & Co.	1,412	218,691
Donaldson Co., Inc.	567	31,775
Dover Corp.	648	55,009
Flowserve Corp.	575	27,893
Fortive Corp.	1,350	102,694
Gardner Denver Holdings, Inc.*	473	11,707
Gates Industrial Corp. plc*	204	3,005
Graco, Inc.	733	32,289
Hillenbrand, Inc.	273	12,097
IDEX Corp.	336	46,166
Illinois Tool Works, Inc.	1,355	188,413
Ingersoll-Rand plc	1,077	111,491
ITT, Inc.	385	21,348
Kennametal, Inc.	359	15,013
Lincoln Electric Holdings, Inc.	286	24,582
Middleby Corp. (The)*	245	29,593
Mueller Industries, Inc.	253	6,026
Navistar International Corp.*	286	9,163
Nordson Corp.	231	27,815
Oshkosh Corp.	321	22,897
PACCAR, Inc.	1,540	95,819
Parker-Hannifin Corp.	581	99,955
Pentair plc	708	30,232
Snap-on, Inc.	247	41,061
Terex Corp.	284	9,389
Timken Co. (The)	305	12,246
Toro Co. (The)	462	28,639
Trinity Industries, Inc.	648	15,442
Wabtec Corp.	377	35,664
Welbilt, Inc.*	572	7,905
Woodward, Inc.	244	20,418
Xylem, Inc.	788	57,508
		1,996,659
Marine - 0.1%
Kirby Corp.*	237	18,093

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	627	14,333

Professional Services - 2.0%
ASGN, Inc.*	231	15,997
Equifax, Inc.	528	54,210
FTI Consulting, Inc.*	168	11,802
Insperity, Inc.	168	16,807
Korn/Ferry International	250	12,242
ManpowerGroup, Inc.	285	23,136
Nielsen Holdings plc	1,564	42,494
Robert Half International, Inc.	537	33,203
TransUnion	812	52,431
TriNet Group, Inc.*	192	8,815
Verisk Analytics, Inc.*	724	89,283
		360,420
Road & Rail - 6.4%
CSX Corp.	3,581	260,088
Genesee & Wyoming, Inc., Class A*	261	21,736
JB Hunt Transport Services, Inc.	385	40,949
Kansas City Southern	448	46,166
Knight-Swift Transportation Holdings, Inc.	563	19,514
Landstar System, Inc.	180	19,634
Norfolk Southern Corp.	1,229	209,839
Old Dominion Freight Line, Inc.	288	39,378
Ryder System, Inc.	233	13,181
Union Pacific Corp.	3,247	499,324
		1,169,809
Trading Companies & Distributors - 1.8%
Air Lease Corp.	425	16,516
Applied Industrial Technologies, Inc.	169	11,024
Fastenal Co.	1,260	74,668
GATX Corp.	166	13,863
HD Supply Holdings, Inc.*	806	32,159
MRC Global, Inc.*	396	6,229
MSC Industrial Direct Co., Inc., Class A	203	17,984
SiteOne Landscape Supply, Inc.*	177	10,910

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
United Rentals, Inc.*	363	42,518
Univar, Inc.*	503	10,895
Watsco, Inc.	141	21,672
WESCO International, Inc.*	206	11,002
WW Grainger, Inc.	200	62,808
		332,248
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	337	14,052

TOTAL COMMON STOCKS (Cost $16,780,670)		14,547,144

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 17.4%

REPURCHASE AGREEMENTS(b) - 17.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $3,189,599 (Cost $3,188,999)	3,188,999	3,188,999

Total Investments - 96.9% (Cost $19,969,669)		17,736,143
Other Assets Less Liabilities - 3.1%		569,992
Net Assets - 100.0%		18,306,135

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,469,596.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$947,161
Aggregate gross unrealized depreciation	(4,133,549)
Net unrealized depreciation	$(3,186,388)
Federal income tax cost	$19,977,925

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
657,064	11/13/2019	Bank of America NA	2.62%	Dow Jones U.S. IndustrialsSM Index	18,929
732,712	11/6/2020	Bank of America NA	2.32%	iShares® U.S. Industrials ETF	(43)
1,389,776					18,886	—	—	18,886
637,167	11/6/2020	Citibank NA	2.52%	Dow Jones U.S. IndustrialsSM Index	466	—	—	466

126,827	11/13/2019	Credit Suisse International	2.92%	Dow Jones U.S. IndustrialsSM Index	81,443	—	(587)	80,856

168,636	11/13/2019	Deutsche Bank AG	2.77%	Dow Jones U.S. IndustrialsSM Index	(195,498)	—	195,498	—

607,040	11/6/2019	Goldman Sachs International	2.72%	Dow Jones U.S. IndustrialsSM Index	221,428	(221,428)	—	—

807,517	11/13/2019	Morgan Stanley & Co. International plc	2.82%	Dow Jones U.S. IndustrialsSM Index	(1,055,996)
4,043,774	12/6/2019	Morgan Stanley & Co. International plc	2.57%	iShares® U.S. Industrials ETF	(441)
4,851,291					(1,056,437)	989,356	67,081	—
397,495	11/13/2019	Societe Generale	2.72%	Dow Jones U.S. IndustrialsSM Index	(401,326)	110,579	290,747	—

13,865,645	11/6/2019	UBS AG	2.67%	Dow Jones U.S. IndustrialsSM Index	386,432	—	—	386,432

22,043,877					(944,606)
				Total Unrealized Appreciation	708,698
				Total Unrealized Depreciation	(1,653,304)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 77.6%

Aerospace & Defense - 0.7%
Curtiss-Wright Corp.	2,936	324,134
Esterline Technologies Corp.*	1,772	210,390
Teledyne Technologies, Inc.*	2,391	536,971
		1,071,495
Airlines - 0.3%
JetBlue Airways Corp.*	20,866	407,304

Auto Components - 0.6%
Adient plc	5,790	137,107
Dana, Inc.	9,643	139,920
Delphi Technologies plc	5,927	101,293
Gentex Corp.	17,943	404,076
Visteon Corp.*	1,960	144,687
		927,083
Automobiles - 0.2%
Thor Industries, Inc.	3,341	226,553

Banks - 5.9%
Associated Banc-Corp.	11,482	266,038
BancorpSouth Bank	5,994	184,555
Bank of Hawaii Corp.	2,808	223,938
Bank OZK	8,068	218,643
Cathay General Bancorp	5,148	203,706
Chemical Financial Corp.	4,758	224,578
Commerce Bancshares, Inc.	6,646	418,847
Cullen/Frost Bankers, Inc.	4,265	427,865
East West Bancorp, Inc.	9,663	518,806
First Horizon National Corp.	21,686	357,602
FNB Corp.	21,635	265,245
Fulton Financial Corp.	11,733	204,271
Hancock Whitney Corp.	5,697	229,133
Home BancShares, Inc.	10,723	210,278
International Bancshares Corp.	3,658	140,431
MB Financial, Inc.	5,614	257,570
PacWest Bancorp	8,163	328,479
Pinnacle Financial Partners, Inc.	4,888	280,327
Prosperity Bancshares, Inc.	4,430	307,398
Signature Bank	3,693	455,458
Sterling Bancorp	15,047	290,407
Synovus Financial Corp.	7,833	296,166
TCF Financial Corp.	11,190	251,663
Texas Capital Bancshares, Inc.*	3,347	199,682
Trustmark Corp.	4,510	145,853
UMB Financial Corp.	3,007	203,484
Umpqua Holdings Corp.	14,686	282,559
United Bankshares, Inc.	6,927	250,549
Valley National Bancorp	22,113	239,263
Webster Financial Corp.	6,157	370,467
Wintrust Financial Corp.	3,759	290,759
		8,544,020
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	576	158,135

Biotechnology - 0.7%
Exelixis, Inc.*	19,879	403,743
Ligand Pharmaceuticals, Inc.*	1,404	221,509
United Therapeutics Corp.*	2,903	342,844
		968,096
Building Products - 0.4%
Lennox International, Inc.	2,418	546,250

Capital Markets - 2.3%
Eaton Vance Corp.	7,871	320,586
Evercore, Inc., Class A	2,729	225,306
FactSet Research Systems, Inc.	2,556	599,356
Federated Investors, Inc., Class B	6,390	169,207
Interactive Brokers Group, Inc., Class A	5,011	289,886
Janus Henderson Group plc	11,225	262,665
Legg Mason, Inc.	5,703	165,216
MarketAxess Holdings, Inc.	2,502	544,761
SEI Investments Co.	8,786	471,808
Stifel Financial Corp.	4,747	229,138
		3,277,929
Chemicals - 2.0%
Ashland Global Holdings, Inc.	4,163	340,908
Cabot Corp.	4,105	201,966
Chemours Co. (The)	11,794	335,893
Minerals Technologies, Inc.	2,357	132,652
NewMarket Corp.	593	249,345
Olin Corp.	11,141	239,866
PolyOne Corp.	5,329	179,161
RPM International, Inc.	8,900	586,955
Scotts Miracle-Gro Co. (The)	2,621	199,143
Sensient Technologies Corp.	2,822	181,342
Valvoline, Inc.	12,721	268,286
		2,915,517
Commercial Services & Supplies - 1.2%
Brink’s Co. (The)	3,400	240,788
Clean Harbors, Inc.*	3,405	219,725
Deluxe Corp.	3,177	159,962
Healthcare Services Group, Inc.	4,917	232,082
Herman Miller, Inc.	3,972	134,492
HNI Corp.	2,922	112,643
MSA Safety, Inc.	2,329	253,838
Pitney Bowes, Inc.	12,541	105,846
Stericycle, Inc.*	4,720	226,890
		1,686,266
Communications Equipment - 1.0%
ARRIS International plc*	11,310	349,479
Ciena Corp.*	9,516	310,412
InterDigital, Inc.	2,320	174,603
Lumentum Holdings, Inc.*	4,193	186,463
NetScout Systems, Inc.*	4,838	129,562
Plantronics, Inc.	2,199	100,648
ViaSat, Inc.*	3,738	258,445
		1,509,612
Construction & Engineering - 1.0%
AECOM*	10,728	345,012
Dycom Industries, Inc.*	2,083	138,020
EMCOR Group, Inc.	3,879	282,624
Granite Construction, Inc.	3,050	154,422
KBR, Inc.	9,391	174,391
MasTec, Inc.*	4,336	195,510
Valmont Industries, Inc.	1,496	195,288
		1,485,267
Construction Materials - 0.2%
Eagle Materials, Inc.	3,186	232,578

Consumer Finance - 0.3%
Navient Corp.	15,711	180,677
SLM Corp.*	29,045	298,292
		478,969
Containers & Packaging - 1.1%
AptarGroup, Inc.	4,150	431,808
Bemis Co., Inc.	6,070	295,973
Greif, Inc., Class A	1,731	88,748
Owens-Illinois, Inc.*	10,624	195,375

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Silgan Holdings, Inc.	5,161	132,896
Sonoco Products Co.	6,644	382,296
		1,527,096
Distributors - 0.3%
Pool Corp.	2,697	438,290

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	3,996	230,729
Graham Holdings Co., Class B	292	192,416
Service Corp. International	12,028	555,693
Sotheby’s*	2,320	92,777
Weight Watchers International, Inc.*	2,581	129,102
		1,200,717
Electric Utilities - 1.1%
ALLETE, Inc.	3,423	278,564
Hawaiian Electric Industries, Inc.	7,266	278,433
IDACORP, Inc.	3,360	330,086
OGE Energy Corp.	13,327	528,016
PNM Resources, Inc.	5,314	229,671
		1,644,770
Electrical Equipment - 1.0%
Acuity Brands, Inc.	2,676	347,934
EnerSys	2,813	245,772
Hubbell, Inc.	3,651	402,194
nVent Electric plc	10,867	271,892
Regal Beloit Corp.	2,897	226,487
		1,494,279
Electronic Equipment, Instruments & Components - 3.3%
Arrow Electronics, Inc.*	5,830	448,735
Avnet, Inc.	7,725	338,510
Belden, Inc.	2,712	151,275
Cognex Corp.	11,479	505,306
Coherent, Inc.*	1,620	223,819
Jabil, Inc.	10,225	255,318
Littelfuse, Inc.	1,673	320,129
National Instruments Corp.	7,498	367,102
Resideo Technologies, Inc.*	8,258	170,363
SYNNEX Corp.	2,765	223,246
Tech Data Corp.*	2,555	229,822
Trimble, Inc.*	16,677	634,226
Vishay Intertechnology, Inc.	8,817	183,834
Zebra Technologies Corp., Class A*	3,582	644,044
		4,695,729
Energy Equipment & Services - 1.1%
Apergy Corp.*	5,156	176,748
Core Laboratories NV	2,949	245,092
Diamond Offshore Drilling, Inc.*	4,313	54,344
Dril-Quip, Inc.*	2,501	98,189
Ensco plc, Class A	29,160	165,337
McDermott International, Inc.*	12,048	104,938
Nabors Industries Ltd.	21,713	70,133
Oceaneering International, Inc.*	6,575	110,394
Patterson-UTI Energy, Inc.	14,676	203,703
Rowan Cos. plc, Class A*	8,478	117,505
Transocean Ltd.*	28,653	265,900
		1,612,283
Entertainment - 0.7%
Cinemark Holdings, Inc.	7,094	272,197
Live Nation Entertainment, Inc.*	9,201	512,312
World Wrestling Entertainment, Inc., Class A	2,892	213,892
		998,401
Equity Real Estate Investment Trusts (REITs) - 7.0%
Alexander & Baldwin, Inc.*	4,514	93,575
American Campus Communities, Inc.	9,138	400,519
Camden Property Trust	6,189	588,945
CoreCivic, Inc.	7,910	173,625
CoreSite Realty Corp.	2,445	238,290
Corporate Office Properties Trust	7,264	177,750
Cousins Properties, Inc.	28,048	237,006
CyrusOne, Inc.	6,980	391,438
Douglas Emmett, Inc.	10,774	397,776
EPR Properties	4,961	351,388
First Industrial Realty Trust, Inc.	8,409	269,593
GEO Group, Inc. (The)	8,127	188,871
Healthcare Realty Trust, Inc.	8,358	259,098
Highwoods Properties, Inc.	6,907	299,557
Hospitality Properties Trust	10,966	294,327
JBG SMITH Properties	7,223	289,426
Kilroy Realty Corp.	6,712	470,444
Lamar Advertising Co., Class A	5,647	428,268
LaSalle Hotel Properties	1,280	41,037
Liberty Property Trust	9,863	446,695
Life Storage, Inc.	3,110	303,660
Mack-Cali Realty Corp.	6,021	130,415
Medical Properties Trust, Inc.	24,345	420,438
National Retail Properties, Inc.	10,469	524,078
Omega Healthcare Investors, Inc.	13,360	506,878
Pebblebrook Hotel Trust	7,381	257,745
PotlatchDeltic Corp.	4,949	183,613
Rayonier, Inc.	8,641	273,315
Sabra Health Care REIT, Inc.	11,894	229,435
Senior Housing Properties Trust	15,858	218,206
Tanger Factory Outlet Centers, Inc.	6,260	148,049
Taubman Centers, Inc.	4,064	215,148
Uniti Group, Inc.	11,721	233,600
Urban Edge Properties	7,609	151,723
Weingarten Realty Investors	7,950	229,437
		10,063,368
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	2,439	315,777
Sprouts Farmers Market, Inc.*	8,480	195,210
		510,987
Food Products - 1.4%
Flowers Foods, Inc.	12,240	242,230
Hain Celestial Group, Inc. (The)*	5,961	123,393
Ingredion, Inc.	4,738	494,932
Lamb Weston Holdings, Inc.	1,690	129,623
Lancaster Colony Corp.	1,307	235,678
Post Holdings, Inc.*	4,445	430,054
Sanderson Farms, Inc.	1,339	151,521
Tootsie Roll Industries, Inc.	1,233	43,167
TreeHouse Foods, Inc.*	3,752	197,355
		2,047,953
Gas Utilities - 1.8%
Atmos Energy Corp.	7,414	709,298
National Fuel Gas Co.	5,731	308,614
New Jersey Resources Corp.	5,889	285,793
ONE Gas, Inc.	3,507	298,411
Southwest Gas Holdings, Inc.	3,481	274,198
UGI Corp.	11,600	666,420
		2,542,734
Health Care Equipment & Supplies - 3.5%
Avanos Medical, Inc.*	3,158	150,668
Cantel Medical Corp.	2,422	208,001
Globus Medical, Inc., Class A*	4,892	236,235
Haemonetics Corp.*	3,451	370,223
Hill-Rom Holdings, Inc.	4,433	429,824
ICU Medical, Inc.*	1,104	265,501
Inogen, Inc.*	1,166	171,822

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Integra LifeSciences Holdings Corp.*	4,717	252,973
LivaNova plc*	3,240	327,856
Masimo Corp.*	3,197	353,013
NuVasive, Inc.*	3,426	218,202
STERIS plc	5,644	672,087
Teleflex, Inc.	3,056	841,683
West Pharmaceutical Services, Inc.	4,906	537,501
		5,035,589
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc.*	5,889	200,049
Chemed Corp.	1,077	341,172
Encompass Health Corp.	6,593	495,860
HealthEquity, Inc.*	3,618	320,880
MEDNAX, Inc.*	6,235	250,647
Molina Healthcare, Inc.*	4,117	575,186
Patterson Cos., Inc.	5,502	139,586
Tenet Healthcare Corp.*	5,535	144,298
		2,467,678
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	11,651	118,957
Medidata Solutions, Inc.*	3,982	307,450
		426,407
Hotels, Restaurants & Leisure - 3.1%
Boyd Gaming Corp.	5,389	133,755
Brinker International, Inc.	2,579	131,735
Cheesecake Factory, Inc. (The)	2,816	132,887
Churchill Downs, Inc.*	798	221,652
Cracker Barrel Old Country Store, Inc.	1,604	290,019
Domino’s Pizza, Inc.	2,790	773,723
Dunkin’ Brands Group, Inc.	5,591	413,734
Eldorado Resorts, Inc.*	4,333	190,565
International Speedway Corp., Class A	1,628	68,929
Jack in the Box, Inc.	1,737	154,055
Marriott Vacations Worldwide Corp.	2,729	221,596
Papa John’s International, Inc.	1,498	71,889
Penn National Gaming, Inc.*	7,108	157,158
Scientific Games Corp.*	3,656	71,219
Six Flags Entertainment Corp.	4,771	292,749
Texas Roadhouse, Inc.	4,436	292,909
Wendy’s Co. (The)	12,487	223,892
Wyndham Destinations, Inc.	6,634	275,112
Wyndham Hotels & Resorts, Inc.	6,663	334,016
		4,451,594
Household Durables - 1.1%
Helen of Troy Ltd.*	1,753	250,732
KB Home	5,710	120,538
NVR, Inc.*	228	558,600
Tempur Sealy International, Inc.*	3,052	155,591
Toll Brothers, Inc.	9,048	298,313
TRI Pointe Group, Inc.*	9,484	118,360
Tupperware Brands Corp.	3,339	126,748
		1,628,882
Household Products - 0.1%
Energizer Holdings, Inc.	3,987	178,737

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	3,985	420,497

Insurance - 3.8%
Alleghany Corp.	994	627,244
American Financial Group, Inc.	4,692	480,273
Aspen Insurance Holdings Ltd.	3,983	166,728
Brown & Brown, Inc.	15,465	448,794
CNO Financial Group, Inc.	10,977	200,879
First American Financial Corp.	7,449	360,010
Genworth Financial, Inc., Class A*	33,396	155,625
Hanover Insurance Group, Inc. (The)	2,836	325,318
Kemper Corp.	4,057	308,738
Mercury General Corp.	1,805	102,253
Old Republic International Corp.	18,962	427,593
Primerica, Inc.	2,879	342,256
Reinsurance Group of America, Inc.	4,251	635,014
RenaissanceRe Holdings Ltd.	2,691	356,854
WR Berkley Corp.	6,418	505,610
		5,443,189
Interactive Media & Services - 0.1%
Cars.com, Inc.*	4,279	110,698

IT Services - 2.3%
CACI International, Inc., Class A*	1,369	225,762
CoreLogic, Inc.*	5,405	218,686
Leidos Holdings, Inc.	10,040	632,520
LiveRamp Holdings, Inc.*	5,173	244,683
MAXIMUS, Inc.	4,283	304,607
Perspecta, Inc.	9,512	200,798
Sabre Corp.	18,355	469,337
Science Applications International Corp.	2,831	196,811
Teradata Corp.*	7,949	299,121
WEX, Inc.*	2,877	445,849
		3,238,174
Leisure Products - 0.5%
Brunswick Corp.	5,783	306,730
Polaris Industries, Inc.	3,907	378,979
		685,709
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A*	1,335	366,404
Bio-Techne Corp.	2,521	406,940
Charles River Laboratories International, Inc.*	3,199	431,385
PRA Health Sciences, Inc.*	3,866	451,317
Syneos Health, Inc.*	4,049	209,414
		1,865,460
Machinery - 4.0%
AGCO Corp.	4,436	264,740
Crane Co.	3,384	292,276
Donaldson Co., Inc.	8,604	482,168
Graco, Inc.	11,150	491,157
IDEX Corp.	5,120	703,488
ITT, Inc.	5,842	323,939
Kennametal, Inc.	5,444	227,668
Lincoln Electric Holdings, Inc.	4,345	373,453
Nordson Corp.	3,487	419,870
Oshkosh Corp.	4,872	347,520
Terex Corp.	4,327	143,051
Timken Co. (The)	4,628	185,814
Toro Co. (The)	7,022	435,294
Trinity Industries, Inc.	9,858	234,916
Wabtec Corp.	5,722	541,301
Woodward, Inc.	3,703	309,867
		5,776,522
Marine - 0.2%
Kirby Corp.*	3,592	274,213

Media - 0.9%
AMC Networks, Inc., Class A*	3,037	181,795

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Cable One, Inc.	334	300,363
John Wiley & Sons, Inc., Class A	3,040	168,082
Meredith Corp.	2,655	152,025
New York Times Co. (The), Class A	9,414	252,578
TEGNA, Inc.	14,364	190,897
		1,245,740
Metals & Mining - 1.6%
Allegheny Technologies, Inc.*	8,382	220,111
Carpenter Technology Corp.	3,157	136,004
Commercial Metals Co.	7,804	150,383
Compass Minerals International, Inc.	2,257	113,076
Reliance Steel & Aluminum Co.	4,831	388,654
Royal Gold, Inc.	4,373	319,885
Steel Dynamics, Inc.	15,660	551,232
United States Steel Corp.	11,825	272,684
Worthington Industries, Inc.	2,698	111,751
		2,263,780
Multiline Retail - 0.4%
Big Lots, Inc.	2,695	117,394
Dillard’s, Inc., Class A	1,281	88,889
Ollie’s Bargain Outlet Holdings, Inc.*	3,426	303,886
		510,169
Multi-Utilities - 0.8%
Black Hills Corp.	3,597	238,157
MDU Resources Group, Inc.	13,072	346,016
NorthWestern Corp.	3,355	214,586
Vectren Corp.	5,543	398,043
		1,196,802
Oil, Gas & Consumable Fuels - 2.3%
Callon Petroleum Co.*	15,182	129,806
Chesapeake Energy Corp.*	60,859	177,708
CNX Resources Corp.*	14,212	196,694
Diamondback Energy, Inc.	6	637
EQT Corp.	17,612	329,521
Equitrans Midstream Corp.*	13,584	303,195
Gulfport Energy Corp.*	10,519	89,622
Matador Resources Co.*	6,912	157,594
Murphy Oil Corp.	10,852	346,179
Oasis Petroleum, Inc.*	17,824	127,263
PBF Energy, Inc., Class A	7,991	309,092
QEP Resources, Inc.*	15,811	126,962
Range Resources Corp.	13,810	200,936
SM Energy Co.	6,880	140,352
Southwestern Energy Co.*	39,109	188,505
World Fuel Services Corp.	4,538	117,035
WPX Energy, Inc.*	26,337	367,401
		3,308,502
Paper & Forest Products - 0.3%
Domtar Corp.	4,199	182,992
Louisiana-Pacific Corp.	9,522	217,673
		400,665
Personal Products - 0.3%
Edgewell Personal Care Co.*	3,601	150,522
Nu Skin Enterprises, Inc., Class A	3,703	244,287
		394,809
Pharmaceuticals - 0.4%
Catalent, Inc.*	9,661	383,059
Mallinckrodt plc*	5,550	132,034
Prestige Consumer Healthcare, Inc.*	3,454	134,084
		649,177
Professional Services - 0.8%
ASGN, Inc.*	3,488	241,544
Dun & Bradstreet Corp. (The)	2,478	355,692
Insperity, Inc.	2,544	254,502
ManpowerGroup, Inc.	4,329	351,428
		1,203,166
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	3,042	435,614
Realogy Holdings Corp.	8,271	159,300
		594,914
Road & Rail - 1.4%
Avis Budget Group, Inc.*	4,439	130,018
Genesee & Wyoming, Inc., Class A*	3,968	330,455
Knight-Swift Transportation Holdings, Inc.	8,553	296,447
Landstar System, Inc.	2,737	298,552
Old Dominion Freight Line, Inc.	4,378	598,604
Ryder System, Inc.	3,539	200,201
Werner Enterprises, Inc.	2,960	100,226
		1,954,503
Semiconductors & Semiconductor Equipment - 2.2%
Cirrus Logic, Inc.*	4,076	152,605
Cree, Inc.*	6,795	299,931
Cypress Semiconductor Corp.	24,122	335,296
First Solar, Inc.*	5,032	223,672
Integrated Device Technology, Inc.*	8,625	413,483
MKS Instruments, Inc.	3,652	286,536
Monolithic Power Systems, Inc.	2,597	342,986
Silicon Laboratories, Inc.*	2,891	255,478
Synaptics, Inc.*	2,360	90,766
Teradyne, Inc.	12,434	443,769
Versum Materials, Inc.	7,269	251,798
		3,096,320
Software - 2.7%
ACI Worldwide, Inc.*	7,725	223,098
Blackbaud, Inc.	3,240	237,330
CDK Global, Inc.	8,640	435,456
CommVault Systems, Inc.*	2,559	150,828
Fair Isaac Corp.*	1,948	386,931
j2 Global, Inc.	3,120	230,287
LogMeIn, Inc.	3,461	319,208
Manhattan Associates, Inc.*	4,387	217,288
PTC, Inc.*	7,079	612,263
Tyler Technologies, Inc.*	2,582	497,706
Ultimate Software Group, Inc. (The)*	2,081	549,218
		3,859,613
Specialty Retail - 1.7%
Aaron’s, Inc.	4,616	216,029
American Eagle Outfitters, Inc.	11,244	235,337
AutoNation, Inc.*	3,832	142,282
Bed Bath & Beyond, Inc.	9,349	120,415
Dick’s Sporting Goods, Inc.	5,101	183,534
Five Below, Inc.*	3,714	389,190
Michaels Cos., Inc. (The)*	6,518	110,610
Murphy USA, Inc.*	2,001	162,121
Sally Beauty Holdings, Inc.*	8,017	169,239
Signet Jewelers Ltd.	3,463	182,500
Urban Outfitters, Inc.*	5,087	193,764
Williams-Sonoma, Inc.	5,373	304,273
		2,409,294
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.*	7,863	217,884

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	3,103	287,028
Deckers Outdoor Corp.*	2,009	267,679

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Skechers U.S.A., Inc., Class A*	9,012	243,324
		798,031
Thrifts & Mortgage Finance - 0.4%
LendingTree, Inc.*	500	130,170
New York Community Bancorp, Inc.	32,717	347,782
Washington Federal, Inc.	5,578	160,702
		638,654
Trading Companies & Distributors - 0.6%
GATX Corp.	2,519	210,362
MSC Industrial Direct Co., Inc., Class A	3,071	272,060
NOW, Inc.*	7,229	97,519
Watsco, Inc.	2,138	328,610
		908,551
Water Utilities - 0.3%
Aqua America, Inc.	11,873	407,125

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	6,139	219,348

TOTAL COMMON STOCKS (Cost $116,742,098)		111,492,077

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 16.3%

REPURCHASE AGREEMENTS(b) - 16.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $23,330,683 (Cost $23,326,292)	23,326,292	23,326,292

Total Investments - 93.9% (Cost $140,068,390)		134,818,369
Other Assets Less Liabilities - 6.1%		8,718,527
Net Assets - 100.0%		143,536,896

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,394,249.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,794,156
Aggregate gross unrealized depreciation	(14,467,642)
Net unrealized depreciation	$(6,673,486)
Federal income tax cost	$141,765,985

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	25	12/21/2018	USD	$4,697,000	$64,232

Swap Agreements(1)

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
12,427,920	11/6/2020	Bank of America NA	2.72%	S&P MidCap 400®	(26,327)	7,969	18,358	—

19,589,439	11/6/2020	BNP Paribas SA	2.72%	S&P MidCap 400®	(231,573)	162,038	69,535	—

16,791,718	11/6/2019	Citibank NA	2.62%	S&P MidCap 400®	(201,605)	—	201,605	—

15,086,082	11/6/2019	Credit Suisse International	2.77%	S&P MidCap 400®	246,962	—	—	246,962

15,356,395	11/6/2019	Goldman Sachs International	2.67%	S&P MidCap 400®	38,848
44,720,413	11/6/2020	Goldman Sachs International	2.42%	SPDR® S&P MidCap 400® ETF Trust	(221,707)
60,076,808					(182,859)	—	182,859	—
10,806,900	11/6/2019	Morgan Stanley & Co. International plc	2.82%	S&P MidCap 400®	1,562,618	(1,427,000)	—	135,618

21,807,568	11/6/2019	Societe Generale	2.62%	S&P MidCap 400®	(871,815)	828,865	42,950	—

14,461,327	11/6/2020	UBS AG	2.77%	S&P MidCap 400®	(85,503)	—	85,503	—

171,047,762					209,898
				Total Unrealized Appreciation	1,848,428
				Total Unrealized Depreciation	(1,638,530)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD   U.S. Dollar

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 83.2%

Aerospace & Defense - 1.0%
AAR Corp.	2,406	105,118
Aerojet Rocketdyne Holdings, Inc.*	5,172	182,106
Aerovironment, Inc.*	1,570	120,262
Astronics Corp.*	1,566	50,832
Axon Enterprise, Inc.*	4,255	184,965
Cubic Corp.	1,874	114,670
Ducommun, Inc.*	787	30,874
Engility Holdings, Inc.*	1,344	42,027
Esterline Technologies Corp.*	1,937	229,980
KeyW Holding Corp. (The)*	3,590	35,074
Kratos Defense & Security Solutions, Inc.*	6,520	86,716
Maxar Technologies Ltd.	4,193	69,436
Mercury Systems, Inc.*	3,478	180,195
Moog, Inc., Class A	2,376	207,781
National Presto Industries, Inc.	367	47,152
Sparton Corp.*	711	10,210
Triumph Group, Inc.	3,608	60,651
Vectrus, Inc.*	825	19,990
Wesco Aircraft Holdings, Inc.*	4,011	38,185
		1,816,224
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,320	80,050
Atlas Air Worldwide Holdings, Inc.*	1,753	93,347
Echo Global Logistics, Inc.*	2,071	52,541
Forward Air Corp.	2,172	141,788
Hub Group, Inc., Class A*	2,419	107,500
Radiant Logistics, Inc.*	2,881	15,673
		490,899
Airlines - 0.5%
Allegiant Travel Co.	954	128,227
Hawaiian Holdings, Inc.	3,731	149,762
Mesa Air Group, Inc.*	719	8,686
SkyWest, Inc.	3,771	217,511
Spirit Airlines, Inc.*	5,080	325,730
		829,916
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.*	8,247	102,675
Cooper Tire & Rubber Co.	3,756	128,455
Cooper-Standard Holdings, Inc.*	1,312	95,934
Dana, Inc.	10,828	157,114
Dorman Products, Inc.*	1,988	174,666
Fox Factory Holding Corp.*	2,670	170,106
Gentherm, Inc.*	2,721	126,336
LCI Industries	1,809	139,980
Modine Manufacturing Co.*	3,667	47,854
Motorcar Parts of America, Inc.*	1,408	25,274
Shiloh Industries, Inc.*	1,091	8,695
Standard Motor Products, Inc.	1,572	82,797
Stoneridge, Inc.*	2,033	54,383
Superior Industries International, Inc.	1,817	13,373
Tenneco, Inc., Class A	3,765	127,069
Tower International, Inc.	1,468	41,280
		1,495,991
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	2,290	57,319

Banks - 8.3%
1st Constitution Bancorp	543	10,741
1st Source Corp.	1,162	56,194
Access National Corp.	1,126	29,771
ACNB Corp.	505	18,225
Allegiance Bancshares, Inc.*	871	33,037
Amalgamated Bank, Class A	726	15,507
American National Bankshares, Inc.	610	21,978
Ameris Bancorp	3,137	134,358
Ames National Corp.	637	17,492
Arrow Financial Corp.	904	31,432
Atlantic Capital Bancshares, Inc.*	1,889	34,776
Auburn National Bancorporation, Inc.	175	6,666
Banc of California, Inc.	3,185	54,782
BancFirst Corp.	1,334	74,464
Bancorp, Inc. (The)*	3,731	37,123
BancorpSouth Bank	6,972	214,668
Bank of Commerce Holdings	1,148	13,891
Bank of Marin Bancorp	1,006	42,946
Bank of NT Butterfield & Son Ltd. (The)	4,041	160,347
Bank of Princeton (The)	428	12,583
Bankwell Financial Group, Inc.	457	13,559
Banner Corp.	2,372	142,320
Bar Harbor Bankshares	1,129	29,049
Baycom Corp.*	758	17,517
BCB Bancorp, Inc.	1,002	11,733
Berkshire Hills Bancorp, Inc.	3,015	102,962
Blue Hills Bancorp, Inc.	1,703	40,429
Boston Private Financial Holdings, Inc.	6,167	78,259
Bridge Bancorp, Inc.	1,228	36,251
Brookline Bancorp, Inc.	5,849	90,543
Bryn Mawr Bank Corp.	1,476	58,036
Business First Bancshares, Inc.	789	19,954
Byline Bancorp, Inc.*	1,207	25,033
C&F Financial Corp.	244	12,830
Cadence Bancorp	5,354	109,811
Cambridge Bancorp	273	23,871
Camden National Corp.	1,139	47,098
Capital City Bank Group, Inc.	846	22,774
Capstar Financial Holdings, Inc.	584	9,566
Carolina Financial Corp.	1,555	53,430
Cathay General Bancorp	5,726	226,578
CB Financial Services, Inc.	346	9,048
CBTX, Inc.	1,379	47,562
CenterState Bank Corp.	6,785	169,693
Central Pacific Financial Corp.	2,127	59,641
Central Valley Community Bancorp	853	17,359
Century Bancorp, Inc., Class A	213	17,413
Chemical Financial Corp.	5,282	249,311
Chemung Financial Corp.	242	10,454
Citizens & Northern Corp.	878	23,364
City Holding Co.	1,111	85,247
Civista Bancshares, Inc.	1,019	21,715
CNB Financial Corp.	1,075	28,659
Coastal Financial Corp.*	472	7,528
Codorus Valley Bancorp, Inc.	674	16,194
Columbia Banking System, Inc.	5,413	220,201
Community Bank System, Inc.	3,718	244,124
Community Bankers Trust Corp.*	1,589	13,141
Community Financial Corp. (The)	359	10,813
Community Trust Bancorp, Inc.	1,147	53,003
ConnectOne Bancorp, Inc.	2,236	45,033
County Bancorp, Inc.	378	8,089
Customers Bancorp, Inc.*	2,171	42,356
CVB Financial Corp.	8,281	192,450
Eagle Bancorp, Inc.*	2,362	136,146

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Enterprise Bancorp, Inc.	713	24,370
Enterprise Financial Services Corp.	1,685	75,303
Equity Bancshares, Inc., Class A*	990	37,392
Esquire Financial Holdings, Inc.*	442	11,085
Evans Bancorp, Inc.	346	14,013
Farmers & Merchants Bancorp, Inc.	662	27,188
Farmers National Banc Corp.	1,875	26,287
FB Financial Corp.	1,211	46,805
FCB Financial Holdings, Inc., Class A*	3,140	124,470
Fidelity D&D Bancorp, Inc.	208	12,709
Fidelity Southern Corp.	1,623	38,514
Financial Institutions, Inc.	1,136	34,171
First Bancorp, Inc.	752	21,379
First Bancorp/NC	2,166	86,683
First Bancorp/PR	15,823	143,198
First Bancshares, Inc. (The)	916	32,262
First Bank	1,208	14,448
First Busey Corp.	3,236	92,841
First Business Financial Services, Inc.	615	13,192
First Choice Bancorp	665	14,889
First Commonwealth Financial Corp.	7,391	103,031
First Community Bankshares, Inc.	1,196	41,585
First Community Corp.	531	12,468
First Financial Bancorp	7,069	197,366
First Financial Bankshares, Inc.	4,810	315,151
First Financial Corp.	882	41,181
First Financial Northwest, Inc.	618	9,406
First Foundation, Inc.*	2,820	45,148
First Guaranty Bancshares, Inc.	357	7,918
First Internet Bancorp	723	17,967
First Interstate BancSystem, Inc., Class A	2,435	105,752
First Merchants Corp.	3,656	153,698
First Mid-Illinois Bancshares, Inc.	940	34,808
First Midwest Bancorp, Inc.	7,584	178,907
First Northwest Bancorp	706	10,929
First of Long Island Corp. (The)	1,816	39,262
First Savings Financial Group, Inc.	135	7,738
First United Corp.	506	9,123
Flushing Financial Corp.	2,029	47,418
Franklin Financial Network, Inc.*	947	31,914
Fulton Financial Corp.	12,758	222,117
German American Bancorp, Inc.	1,557	49,108
Glacier Bancorp, Inc.	6,287	296,872
Great Southern Bancorp, Inc.	817	44,347
Great Western Bancorp, Inc.	4,386	163,686
Green Bancorp, Inc.	1,960	39,866
Guaranty Bancorp	1,898	48,608
Guaranty Bancshares, Inc.	570	17,391
Hancock Whitney Corp.	6,301	253,426
Hanmi Financial Corp.	2,361	52,981
HarborOne Bancorp, Inc.*	1,075	19,060
Heartland Financial USA, Inc.	2,173	118,863
Heritage Commerce Corp.	2,957	42,256
Heritage Financial Corp.	2,706	94,629
Hilltop Holdings, Inc.	5,328	104,109
Home BancShares, Inc.	11,785	231,104
HomeTrust Bancshares, Inc.	1,297	33,709
Hope Bancorp, Inc.	9,218	140,114
Horizon Bancorp, Inc.	2,740	47,676
Howard Bancorp, Inc.*	968	15,391
IBERIABANK Corp.	4,110	307,222
Independent Bank Corp.	2,014	161,865
Independent Bank Corp./MI	1,626	37,365
Independent Bank Group, Inc.	1,565	89,549
International Bancshares Corp.	4,093	157,130
Investar Holding Corp.	658	16,536
Investors Bancorp, Inc.	18,302	224,749
Lakeland Bancorp, Inc.	3,332	55,078
Lakeland Financial Corp.	1,806	83,618
LCNB Corp.	666	10,683
LegacyTexas Financial Group, Inc.	3,521	136,650
Level One Bancorp, Inc.	103	2,626
Live Oak Bancshares, Inc.	1,884	33,742
Macatawa Bank Corp.	1,926	19,530
MB Financial, Inc.	6,148	282,070
MBT Financial Corp.	1,323	15,109
Mercantile Bank Corp.	1,202	38,392
Metropolitan Bank Holding Corp.*	483	17,378
Mid Penn Bancorp, Inc.	349	9,140
Middlefield Banc Corp.	225	10,244
Midland States Bancorp, Inc.	1,561	40,508
MidSouth Bancorp, Inc.	1,107	14,635
MidWestOne Financial Group, Inc.	825	23,710
MutualFirst Financial, Inc.	433	15,324
MVB Financial Corp.	623	11,712
National Bank Holdings Corp., Class A	2,128	79,225
National Bankshares, Inc.	500	21,645
National Commerce Corp.*	1,319	54,527
NBT Bancorp, Inc.	3,155	122,950
Nicolet Bankshares, Inc.*	616	32,001
Northeast Bancorp	546	10,167
Northrim Bancorp, Inc.	502	18,308
Norwood Financial Corp.	425	15,092
Oak Valley Bancorp	512	9,590
OFG Bancorp	3,206	58,285
Ohio Valley Banc Corp.	304	11,294
Old Line Bancshares, Inc.	1,160	35,194
Old National Bancorp	11,187	209,533
Old Second Bancorp, Inc.	2,149	31,526
Opus Bank	1,458	31,493
Origin Bancorp, Inc.	1,293	48,332
Orrstown Financial Services, Inc.	550	11,341
Pacific City Financial Corp.	877	14,120
Pacific Mercantile Bancorp*	1,150	9,200
Pacific Premier Bancorp, Inc.*	3,373	104,125
Park National Corp.	1,017	97,256
Parke Bancorp, Inc.	512	9,723
Peapack Gladstone Financial Corp.	1,356	38,795
Penns Woods Bancorp, Inc.	339	14,662
Peoples Bancorp of North Carolina, Inc.	344	9,794
Peoples Bancorp, Inc.	1,308	45,649
Peoples Financial Services Corp.	509	21,638
People’s Utah Bancorp	1,138	36,769
Preferred Bank	1,032	52,859
Premier Financial Bancorp, Inc.	877	16,321
QCR Holdings, Inc.	968	35,671
RBB Bancorp	1,028	22,338
Reliant Bancorp, Inc.	748	17,593
Renasant Corp.	3,568	130,410
Republic Bancorp, Inc., Class A	711	30,765
Republic First Bancorp, Inc.*	3,256	24,583
S&T Bancorp, Inc.	2,548	107,704
Sandy Spring Bancorp, Inc.	2,565	92,391
SB One Bancorp	530	12,837
Seacoast Banking Corp. of Florida*	3,403	98,687
Select Bancorp, Inc.*	833	10,529
ServisFirst Bancshares, Inc.	3,444	135,590
Shore Bancshares, Inc.	933	14,928
Sierra Bancorp	1,044	29,650

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Simmons First National Corp., Class A	6,701	197,009
SmartFinancial, Inc.*	842	17,387
South State Corp.	2,705	196,305
Southern First Bancshares, Inc.*	507	19,134
Southern National Bancorp of Virginia, Inc.	1,446	22,934
Southside Bancshares, Inc.	2,459	83,926
Spirit of Texas Bancshares, Inc.*	153	3,106
State Bank Financial Corp.	2,793	67,311
Stock Yards Bancorp, Inc.	1,595	50,003
Summit Financial Group, Inc.	811	17,063
Tompkins Financial Corp.	1,091	89,211
Towne Bank	4,879	139,588
TriCo Bancshares	1,889	72,632
TriState Capital Holdings, Inc.*	1,815	45,575
Triumph Bancorp, Inc.*	1,776	67,985
Trustmark Corp.	4,990	161,377
UMB Financial Corp.	3,356	227,101
Union Bankshares Corp.	4,848	171,619
Union Bankshares, Inc.	287	12,915
United Bankshares, Inc.	7,399	267,622
United Community Banks, Inc.	5,805	150,059
United Security Bancshares	971	9,788
Unity Bancorp, Inc.	572	12,710
Univest Corp. of Pennsylvania	2,135	54,442
Valley National Bancorp	23,893	258,522
Veritex Holdings, Inc.*	1,720	44,187
Washington Trust Bancorp, Inc.	1,115	58,649
WesBanco, Inc.	3,868	168,181
West Bancorporation, Inc.	1,176	24,108
Westamerica Bancorp	1,907	120,522
		14,939,036
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	622	170,764
Castle Brands, Inc.*	6,825	6,137
Celsius Holdings, Inc.*	1,691	6,629
Coca-Cola Bottling Co. Consolidated	349	74,170
Craft Brew Alliance, Inc.*	943	15,163
MGP Ingredients, Inc.	980	66,630
National Beverage Corp.	870	75,925
Primo Water Corp.*	2,427	35,240
		450,658
Biotechnology - 5.1%
Abeona Therapeutics, Inc.*	2,314	18,975
ACADIA Pharmaceuticals, Inc.*	7,284	138,833
Acceleron Pharma, Inc.*	2,864	151,592
Achaogen, Inc.*	2,323	3,740
Achillion Pharmaceuticals, Inc.*	10,063	29,082
Acorda Therapeutics, Inc.*	3,226	65,907
Adamas Pharmaceuticals, Inc.*	1,626	16,650
ADMA Biologics, Inc.*	1,432	7,547
Aduro Biotech, Inc.*	4,748	11,775
Adverum Biotechnologies, Inc.*	4,030	14,468
Aeglea BioTherapeutics, Inc.*	1,207	10,163
Agenus, Inc.*	6,446	15,535
AgeX Therapeutics, Inc.*	663	3,579
Aimmune Therapeutics, Inc.*	3,205	76,119
Akebia Therapeutics, Inc.*	3,731	30,146
Albireo Pharma, Inc.*	674	17,827
Alder Biopharmaceuticals, Inc.*	4,308	57,641
Aldeyra Therapeutics, Inc.*	1,257	11,275
Allakos, Inc.*	614	36,171
Allena Pharmaceuticals, Inc.*	858	8,039
AMAG Pharmaceuticals, Inc.*	2,540	45,847
Amicus Therapeutics, Inc.*	14,010	154,670
AnaptysBio, Inc.*	1,404	104,710
Apellis Pharmaceuticals, Inc.*	2,673	41,004
Aptinyx, Inc.*	986	21,899
Arbutus Biopharma Corp.*	2,613	11,393
Arcus Biosciences, Inc.*	687	7,846
Ardelyx, Inc.*	3,235	8,799
Arena Pharmaceuticals, Inc.*	3,674	150,671
ArQule, Inc.*	8,025	29,773
Array BioPharma, Inc.*	15,085	240,304
Arrowhead Pharmaceuticals, Inc.*	6,441	93,523
Arsanis, Inc.*	385	1,498
Atara Biotherapeutics, Inc.*	3,105	124,045
Athenex, Inc.*	3,253	43,005
Athersys, Inc.*	8,392	16,113
Audentes Therapeutics, Inc.*	2,404	58,778
AVEO Pharmaceuticals, Inc.*	7,689	15,916
Avid Bioservices, Inc.*	3,751	19,880
Avrobio, Inc.*	451	12,082
Bellicum Pharmaceuticals, Inc.*	2,981	13,623
BioCryst Pharmaceuticals, Inc.*	8,075	74,128
Biohaven Pharmaceutical Holding Co. Ltd.*	2,103	71,481
BioSpecifics Technologies Corp.*	425	26,082
BioTime, Inc.*	6,628	9,478
Blueprint Medicines Corp.*	3,061	175,610
Calithera Biosciences, Inc.*	2,299	11,334
Calyxt, Inc.*	441	5,080
Cara Therapeutics, Inc.*	2,411	43,832
CareDx, Inc.*	2,458	71,946
CASI Pharmaceuticals, Inc.*	3,693	15,991
Catalyst Biosciences, Inc.*	879	9,388
Catalyst Pharmaceuticals, Inc.*	7,139	18,097
Celcuity, Inc.*	430	11,567
Cellular Biomedicine Group, Inc.*	859	17,120
ChemoCentryx, Inc.*	1,663	16,713
Chimerix, Inc.*	3,262	10,732
Clovis Oncology, Inc.*	3,524	60,648
Cohbar, Inc.*(c)	1,755	7,178
Coherus Biosciences, Inc.*	3,842	42,493
Concert Pharmaceuticals, Inc.*	1,576	22,584
Constellation Pharmaceuticals, Inc.*	300	1,770
Corbus Pharmaceuticals Holdings, Inc.*	3,691	25,468
Corvus Pharmaceuticals, Inc.*	1,027	6,141
Crinetics Pharmaceuticals, Inc.*	515	17,994
CTI BioPharma Corp.*	3,780	6,350
Cue Biopharma, Inc.*	1,308	6,121
Cytokinetics, Inc.*	3,398	26,708
CytomX Therapeutics, Inc.*	3,294	45,457
Deciphera Pharmaceuticals, Inc.*	650	16,946
Denali Therapeutics, Inc.*	3,372	64,641
Dicerna Pharmaceuticals, Inc.*	3,360	50,098
Dynavax Technologies Corp.*	4,615	52,149
Eagle Pharmaceuticals, Inc.*	781	39,362
Editas Medicine, Inc.*	3,378	105,258
Eidos Therapeutics, Inc.*	537	7,588
Emergent BioSolutions, Inc.*	3,293	239,862
Enanta Pharmaceuticals, Inc.*	1,240	98,134
Epizyme, Inc.*	3,872	28,730
Esperion Therapeutics, Inc.*	1,693	90,000
Evelo Biosciences, Inc.*	397	3,938
Fate Therapeutics, Inc.*	3,717	57,093
Fennec Pharmaceuticals, Inc.*	859	5,755
FibroGen, Inc.*	5,532	239,868
Five Prime Therapeutics, Inc.*	2,482	31,869
Flexion Therapeutics, Inc.*	2,486	40,547

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Fortress Biotech, Inc.*	2,589	3,159
Forty Seven, Inc.*	604	11,222
G1 Therapeutics, Inc.*	1,542	58,951
Genomic Health, Inc.*	1,551	122,607
Geron Corp.*	12,501	20,127
Global Blood Therapeutics, Inc.*	3,698	116,635
GlycoMimetics, Inc.*	2,521	28,966
GTx, Inc.*	374	542
Halozyme Therapeutics, Inc.*	9,235	152,470
Heron Therapeutics, Inc.*	5,102	146,580
Homology Medicines, Inc.*	773	16,998
Idera Pharmaceuticals, Inc.*	1,412	9,700
Immune Design Corp.*	2,495	3,992
ImmunoGen, Inc.*	10,625	58,544
Immunomedics, Inc.*	10,518	211,307
Inovio Pharmaceuticals, Inc.*	6,137	32,833
Insmed, Inc.*	5,667	101,496
Insys Therapeutics, Inc.*	1,989	11,954
Intellia Therapeutics, Inc.*	2,459	44,041
Intercept Pharmaceuticals, Inc.*	1,621	179,785
Intrexon Corp.*	5,449	53,400
Invitae Corp.*	4,855	67,630
Iovance Biotherapeutics, Inc.*	6,081	58,803
Ironwood Pharmaceuticals, Inc.*	10,252	141,683
Jounce Therapeutics, Inc.*	1,167	5,041
Kadmon Holdings, Inc.*	7,379	18,005
Karyopharm Therapeutics, Inc.*	3,588	37,315
Keryx Biopharmaceuticals, Inc.*	6,995	21,055
Kezar Life Sciences, Inc.*	380	11,278
Kindred Biosciences, Inc.*	2,295	31,212
Kiniksa Pharmaceuticals Ltd., Class A*	481	9,726
Kura Oncology, Inc.*	2,094	26,594
La Jolla Pharmaceutical Co.*	1,587	22,964
Lexicon Pharmaceuticals, Inc.*	3,198	25,904
Ligand Pharmaceuticals, Inc.*	1,548	244,228
Loxo Oncology, Inc.*	1,990	279,436
MacroGenics, Inc.*	2,902	49,943
Madrigal Pharmaceuticals, Inc.*	513	59,328
Magenta Therapeutics, Inc.*	300	2,934
MannKind Corp.*	10,367	18,453
MediciNova, Inc.*	2,950	29,382
MeiraGTx Holdings plc*	274	3,702
Mersana Therapeutics, Inc.*	933	4,945
Minerva Neurosciences, Inc.*	2,265	17,916
Miragen Therapeutics, Inc.*	1,924	6,696
Mirati Therapeutics, Inc.*	1,493	57,615
Molecular Templates, Inc.*	669	3,445
Momenta Pharmaceuticals, Inc.*	5,674	67,180
Mustang Bio, Inc.*	1,195	4,792
Myriad Genetics, Inc.*	4,921	158,653
NantKwest, Inc.*	2,087	3,569
Natera, Inc.*	2,436	42,192
Neon Therapeutics, Inc.*	466	2,885
NewLink Genetics Corp.*	2,155	4,073
Novavax, Inc.*	28,213	58,401
Nymox Pharmaceutical Corp.*	2,396	4,385
OPKO Health, Inc.*	23,808	89,042
Organovo Holdings, Inc.*	8,442	8,181
Ovid therapeutics, Inc.*	976	3,933
Palatin Technologies, Inc.*	14,676	11,879
PDL BioPharma, Inc.*	10,609	32,570
Pfenex, Inc.*	2,106	8,719
Pieris Pharmaceuticals, Inc.*	3,843	13,028
PolarityTE, Inc.*	739	10,937
Portola Pharmaceuticals, Inc.*	4,818	105,273
Progenics Pharmaceuticals, Inc.*	6,244	32,406
Proteostasis Therapeutics, Inc.*	1,894	9,603
Prothena Corp. plc*	2,973	35,706
PTC Therapeutics, Inc.*	3,347	118,885
Puma Biotechnology, Inc.*	2,156	50,105
Ra Pharmaceuticals, Inc.*	1,070	16,874
Radius Health, Inc.*	2,995	49,927
Recro Pharma, Inc.*	1,305	8,574
REGENXBIO, Inc.*	2,344	140,429
Repligen Corp.*	2,893	187,090
Replimune Group, Inc.*	554	8,304
Retrophin, Inc.*	2,995	73,497
Rhythm Pharmaceuticals, Inc.*	1,127	33,280
Rigel Pharmaceuticals, Inc.*	12,426	35,166
Rocket Pharmaceuticals, Inc.*	1,544	24,874
Rubius Therapeutics, Inc.*	901	19,263
Sangamo Therapeutics, Inc.*	7,506	92,849
Savara, Inc.*	2,121	19,025
Scholar Rock Holding Corp.*	460	11,206
Selecta Biosciences, Inc.*	1,332	8,032
Seres Therapeutics, Inc.*	1,524	12,725
Solid Biosciences, Inc.*	902	28,124
Sorrento Therapeutics, Inc.*	8,091	27,995
Spark Therapeutics, Inc.*	2,328	98,079
Spectrum Pharmaceuticals, Inc.*	7,463	107,915
Spero Therapeutics, Inc.*	624	5,104
Spring Bank Pharmaceuticals, Inc.*	1,038	11,667
Stemline Therapeutics, Inc.*	2,093	23,002
Surface Oncology, Inc.*	538	4,347
Syndax Pharmaceuticals, Inc.*	1,037	5,289
Synergy Pharmaceuticals, Inc.*	18,396	7,108
Synlogic, Inc.*	1,139	9,693
Syros Pharmaceuticals, Inc.*	1,872	12,748
T2 Biosystems, Inc.*	2,299	10,208
TG Therapeutics, Inc.*	4,649	23,431
Tocagen, Inc.*	1,319	17,015
Translate Bio, Inc.*	725	5,242
Tyme Technologies, Inc.*	3,109	12,187
Ultragenyx Pharmaceutical, Inc.*	3,479	186,718
UNITY Biotechnology, Inc.*	373	4,797
Unum Therapeutics, Inc.*	263	1,815
Vanda Pharmaceuticals, Inc.*	3,801	95,177
Veracyte, Inc.*	2,094	25,631
Verastem, Inc.*	5,085	25,934
Vericel Corp.*	3,180	55,904
Viking Therapeutics, Inc.*	3,838	43,331
Vital Therapies, Inc.*	2,250	712
Voyager Therapeutics, Inc.*	1,587	18,092
Xencor, Inc.*	3,421	143,716
XOMA Corp.*	424	6,373
Zafgen, Inc.*	2,256	11,370
ZIOPHARM Oncology, Inc.*	9,738	32,622
		9,289,172
Building Products - 1.0%
AAON, Inc.	3,054	115,899
Advanced Drainage Systems, Inc.	2,679	73,056
American Woodmark Corp.*	1,045	69,900
Apogee Enterprises, Inc.	2,049	74,686
Armstrong Flooring, Inc.*	1,574	24,617
Builders FirstSource, Inc.*	8,366	113,192
Caesarstone Ltd.	1,692	26,480
Continental Building Products, Inc.*	2,751	78,624
CSW Industrials, Inc.*	1,150	60,916
Gibraltar Industries, Inc.*	2,364	85,482
Griffon Corp.	2,562	31,154
Insteel Industries, Inc.	1,349	37,152
JELD-WEN Holding, Inc.*	5,117	97,530
Masonite International Corp.*	2,028	108,843
NCI Building Systems, Inc.*	3,155	35,809

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Patrick Industries, Inc.*	1,763	70,026
PGT Innovations, Inc.*	3,671	70,740
Quanex Building Products Corp.	2,584	40,801
Simpson Manufacturing Co., Inc.	3,068	179,478
Trex Co., Inc.*	4,376	278,883
Universal Forest Products, Inc.	4,438	122,755
		1,796,023
Capital Markets - 1.1%
Arlington Asset Investment Corp., Class A	2,086	17,919
Artisan Partners Asset Management, Inc., Class A	3,557	96,857
Ashford, Inc.	43	2,881
Associated Capital Group, Inc., Class A	173	7,351
B. Riley Financial, Inc.	1,514	27,509
BlackRock Capital Investment Corp.	2	12
Blucora, Inc.*	3,522	109,041
BrightSphere Investment Group plc	5,956	78,440
Cohen & Steers, Inc.	1,651	61,681
Cowen, Inc.*	2,076	33,029
Diamond Hill Investment Group, Inc.	241	40,560
Donnelley Financial Solutions, Inc.*	2,492	41,517
Federated Investors, Inc., Class B	7,170	189,862
Focus Financial Partners, Inc., Class A*	1,393	43,072
GAIN Capital Holdings, Inc.	2,025	14,884
GAMCO Investors, Inc., Class A	349	7,524
Greenhill & Co., Inc.	1,440	33,883
Hamilton Lane, Inc., Class A	1,104	41,753
Hercules Capital, Inc.	6	73
Houlihan Lokey, Inc.	2,472	104,566
INTL. FCStone, Inc.*	1,135	44,220
Investment Technology Group, Inc.	2,412	72,674
Ladenburg Thalmann Financial Services, Inc.	7,534	21,547
Moelis & Co., Class A	3,302	133,467
Oppenheimer Holdings, Inc., Class A	716	20,413
Piper Jaffray Cos.	1,087	77,579
PJT Partners, Inc., Class A	1,476	69,711
Prospect Capital Corp.	3	21
Pzena Investment Management, Inc., Class A	1,295	13,222
Safeguard Scientifics, Inc.*	1,428	12,795
Siebert Financial Corp.*	549	7,088
Silvercrest Asset Management Group, Inc., Class A	616	8,605
Stifel Financial Corp.	5,137	247,985
Value Line, Inc.	80	2,124
Virtus Investment Partners, Inc.	512	48,640
Waddell & Reed Financial, Inc., Class A	5,757	117,212
Westwood Holdings Group, Inc.	614	24,081
WisdomTree Investments, Inc.	8,657	61,378
		1,935,176
Chemicals - 1.6%
Advanced Emissions Solutions, Inc.	1,367	14,723
AdvanSix, Inc.*	2,274	65,287
AgroFresh Solutions, Inc.*	2,334	9,826
American Vanguard Corp.	2,157	36,065
Balchem Corp.	2,374	205,826
Chase Corp.	537	60,504
Ferro Corp.*	6,242	120,471
Flotek Industries, Inc.*	4,073	5,661
FutureFuel Corp.	1,912	33,020
GCP Applied Technologies, Inc.*	5,324	145,345
Hawkins, Inc.	717	29,928
HB Fuller Co.	3,749	180,852
Ingevity Corp.*	3,138	307,555
Innophos Holdings, Inc.	1,441	39,973
Innospec, Inc.	1,794	132,290
Intrepid Potash, Inc.*	7,070	23,472
Koppers Holdings, Inc.*	1,525	28,426
Kraton Corp.*	2,295	60,129
Kronos Worldwide, Inc.	1,677	20,745
LSB Industries, Inc.*	1,597	12,249
Marrone Bio Innovations, Inc.*	4,037	6,136
Minerals Technologies, Inc.	2,619	147,397
OMNOVA Solutions, Inc.*	3,241	26,414
PolyOne Corp.	5,913	198,795
PQ Group Holdings, Inc.*	2,708	41,568
Quaker Chemical Corp.	967	199,434
Rayonier Advanced Materials, Inc.	3,751	55,327
Sensient Technologies Corp.	3,150	202,419
Stepan Co.	1,500	121,230
Trecora Resources*	1,534	14,266
Tredegar Corp.	1,916	31,921
Trinseo SA	3,172	160,281
Tronox Ltd., Class A	6,930	73,319
Valhi, Inc.	1,870	3,834
		2,814,688
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	4,898	155,169
ACCO Brands Corp.	7,662	62,215
Advanced Disposal Services, Inc.*	5,364	144,560
Brady Corp., Class A	3,475	151,371
BrightView Holdings, Inc.*	1,830	23,058
Brink’s Co. (The)	3,722	263,592
Casella Waste Systems, Inc., Class A*	2,951	96,350
CECO Environmental Corp.*	2,245	18,656
Charah Solutions, Inc.*	547	3,561
Cimpress NV*	1,630	196,676
CompX International, Inc.	123	1,833
Covanta Holding Corp.	8,698	144,039
Deluxe Corp.	3,536	178,038
Ennis, Inc.	1,897	37,048
Essendant, Inc.	2,761	34,899
Healthcare Services Group, Inc.	5,484	258,845
Heritage-Crystal Clean, Inc.*	1,096	30,699
Herman Miller, Inc.	4,402	149,052
HNI Corp.	3,214	123,900
Interface, Inc.	4,372	70,826
Kimball International, Inc., Class B	2,677	40,851
Knoll, Inc.	3,584	69,422
LSC Communications, Inc.	2,427	24,319
Matthews International Corp., Class A	2,309	97,278
McGrath RentCorp	1,784	95,319
Mobile Mini, Inc.	3,289	132,941
MSA Safety, Inc.	2,524	275,091
Multi-Color Corp.	1,027	45,599
NL Industries, Inc.*	619	2,625
PICO Holdings, Inc.*	1,494	14,566
Pitney Bowes, Inc.	13,928	117,552
Quad/Graphics, Inc.	2,313	37,887
RR Donnelley & Sons Co.	5,227	33,087
SP Plus Corp.*	1,675	50,769
Steelcase, Inc., Class A	6,281	101,752
Team, Inc.*	2,190	36,595
Tetra Tech, Inc.	4,103	250,119

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
UniFirst Corp.	1,129	174,329
US Ecology, Inc.	1,622	113,005
Viad Corp.	1,507	75,877
VSE Corp.	641	18,672
		3,952,042
Communications Equipment - 1.4%
Acacia Communications, Inc.*	2,026	86,875
ADTRAN, Inc.	3,545	44,135
Aerohive Networks, Inc.*	2,457	8,993
Applied Optoelectronics, Inc.*	1,389	28,600
CalAmp Corp.*	2,542	44,993
Calix, Inc.*	3,311	31,951
Casa Systems, Inc.*	2,004	31,162
Ciena Corp.*	10,610	346,098
Clearfield, Inc.*	832	10,267
Comtech Telecommunications Corp.	1,703	43,495
DASAN Zhone Solutions, Inc.*	435	5,655
Digi International, Inc.*	1,988	23,538
Extreme Networks, Inc.*	8,495	55,897
Finisar Corp.*	8,686	202,818
Harmonic, Inc.*	6,161	34,625
Infinera Corp.*	11,165	48,121
InterDigital, Inc.	2,562	192,816
KVH Industries, Inc.*	1,198	13,502
Lumentum Holdings, Inc.*	4,640	206,341
NETGEAR, Inc.*	2,312	128,085
NetScout Systems, Inc.*	5,754	154,092
Oclaro, Inc.*	12,458	100,536
Plantronics, Inc.	2,455	112,365
Quantenna Communications, Inc.*	2,500	37,450
Ribbon Communications, Inc.*	3,901	20,831
ViaSat, Inc.*	4,098	283,336
Viavi Solutions, Inc.*	16,831	170,666
		2,467,243
Construction & Engineering - 0.9%
Aegion Corp.*	2,374	45,343
Ameresco, Inc., Class A*	1,400	22,008
Argan, Inc.	1,084	47,122
Comfort Systems USA, Inc.	2,712	142,814
Dycom Industries, Inc.*	2,236	148,157
EMCOR Group, Inc.	4,303	313,517
Granite Construction, Inc.	3,254	164,750
Great Lakes Dredge & Dock Corp.*	4,224	31,300
HC2 Holdings, Inc.*	3,148	9,948
IES Holdings, Inc.*	618	10,852
Infrastructure and Energy Alternatives, Inc.*	1,268	11,057
KBR, Inc.	10,441	193,889
MasTec, Inc.*	4,801	216,477
MYR Group, Inc.*	1,191	37,278
Northwest Pipe Co.*	708	16,702
NV5 Global, Inc.*	693	50,859
Orion Group Holdings, Inc.*	2,082	9,078
Primoris Services Corp.	3,094	74,720
Sterling Construction Co., Inc.*	1,974	25,405
Tutor Perini Corp.*	2,770	51,550
Willscot Corp.*	2,640	36,379
		1,659,205
Construction Materials - 0.1%
Forterra, Inc.*	1,397	6,845
Summit Materials, Inc., Class A*	8,301	120,365
United States Lime & Minerals, Inc.	147	10,978
US Concrete, Inc.*	1,191	46,842
		185,030
Consumer Finance - 0.6%
Curo Group Holdings Corp.*	867	11,557
Elevate Credit, Inc.*	1,526	7,386
Encore Capital Group, Inc.*	1,925	53,861
Enova International, Inc.*	2,464	54,553
EZCORP, Inc., Class A*	3,707	35,291
FirstCash, Inc.	3,218	286,563
Green Dot Corp., Class A*	3,577	298,107
LendingClub Corp.*	23,403	80,272
Nelnet, Inc., Class A	1,377	74,978
PRA Group, Inc.*	3,302	100,777
Regional Management Corp.*	689	18,713
World Acceptance Corp.*	454	49,459
		1,071,517
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,893	97,054
Greif, Inc., Class B	412	21,750
Myers Industries, Inc.	2,606	42,999
UFP Technologies, Inc.*	490	17,782
		179,585
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,379	88,800
Funko, Inc., Class A*	777	11,679
Weyco Group, Inc.	452	14,970
		115,449
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	4,433	255,961
American Public Education, Inc.*	1,185	37,493
Cambium Learning Group, Inc.*	1,072	15,523
Career Education Corp.*	5,031	67,868
Carriage Services, Inc.	1,303	22,203
Chegg, Inc.*	8,027	224,355
Houghton Mifflin Harcourt Co.*	7,660	76,217
K12, Inc.*	2,725	65,019
Laureate Education, Inc., Class A*	6,188	91,273
Regis Corp.*	2,620	47,867
Sotheby’s*	2,759	110,332
Strategic Education, Inc.	1,546	211,014
Weight Watchers International, Inc.*	2,852	142,657
		1,367,782
Diversified Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,265	39,637
Cannae Holdings, Inc.*	5,104	88,963
FGL Holdings*	10,497	84,081
Marlin Business Services Corp.	642	16,307
On Deck Capital, Inc.*	3,779	29,627
		258,615
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	773	65,365
Cincinnati Bell, Inc.*	3,395	42,166
Cogent Communications Holdings, Inc.	3,100	150,319
Consolidated Communications Holdings, Inc.	5,194	71,469
Frontier Communications Corp.*	7,722	27,568
Intelsat SA*	3,378	84,011
Iridium Communications, Inc.*	7,106	169,691
Ooma, Inc.*	1,352	20,199
ORBCOMM, Inc.*	5,411	51,296
pdvWireless, Inc.*	692	30,060
Vonage Holdings Corp.*	16,369	173,348
Windstream Holdings, Inc.*	3,019	9,087
		894,579
Electric Utilities - 1.0%
ALLETE, Inc.	3,814	310,383

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
El Paso Electric Co.	2,998	165,939
IDACORP, Inc.	3,738	367,221
MGE Energy, Inc.	2,585	170,843
Otter Tail Corp.	2,916	142,651
PNM Resources, Inc.	5,893	254,695
Portland General Electric Co.	6,620	318,753
Spark Energy, Inc., Class A	854	7,763
		1,738,248
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	517	24,459
Atkore International Group, Inc.*	2,889	58,993
AZZ, Inc.	1,916	91,470
Babcock & Wilcox Enterprises, Inc.*	2,372	2,101
Encore Wire Corp.	1,508	75,340
Energous Corp.*	1,723	14,077
EnerSys	3,118	272,420
Enphase Energy, Inc.*	6,403	34,576
FuelCell Energy, Inc.*	6,351	4,475
Generac Holdings, Inc.*	4,490	255,571
Plug Power, Inc.*	15,822	27,688
Powell Industries, Inc.	654	19,993
Preformed Line Products Co.	227	14,564
Sunrun, Inc.*	7,155	104,821
Thermon Group Holdings, Inc.*	2,398	54,171
TPI Composites, Inc.*	1,078	29,311
Vicor Corp.*	1,293	46,289
Vivint Solar, Inc.*	2,334	12,767
		1,143,086
Electronic Equipment, Instruments & Components - 2.1%
Anixter International, Inc.*	2,182	139,561
Arlo Technologies, Inc.*	878	10,562
AVX Corp.	3,454	56,956
Badger Meter, Inc.	2,115	117,383
Bel Fuse, Inc., Class B	714	16,072
Belden, Inc.	2,992	166,894
Benchmark Electronics, Inc.	3,464	82,582
Control4 Corp.*	1,927	41,951
CTS Corp.	2,421	70,233
Daktronics, Inc.	2,661	23,816
Electro Scientific Industries, Inc.*	2,391	70,295
ePlus, Inc.*	991	81,014
Fabrinet*	2,668	140,684
FARO Technologies, Inc.*	1,244	61,852
Fitbit, Inc., Class A*	15,603	85,973
II-VI, Inc.*	4,576	171,234
Insight Enterprises, Inc.*	2,600	115,908
Iteris, Inc.*	1,882	8,601
Itron, Inc.*	2,509	135,887
KEMET Corp.	4,176	85,524
Kimball Electronics, Inc.*	1,917	33,816
Knowles Corp.*	6,468	98,572
Maxwell Technologies, Inc.*	3,032	7,610
Mesa Laboratories, Inc.	249	55,114
Methode Electronics, Inc.	2,667	80,810
MTS Systems Corp.	1,322	68,017
Napco Security Technologies, Inc.*	877	14,506
nLight, Inc.*	515	9,837
Novanta, Inc.*	2,425	157,455
OSI Systems, Inc.*	1,244	90,066
PAR Technology Corp.*	843	16,750
Park Electrochemical Corp.	1,424	25,361
PC Connection, Inc.	854	26,764
Plexus Corp.*	2,366	144,421
Rogers Corp.*	1,359	174,849
Sanmina Corp.*	5,019	135,714
ScanSource, Inc.*	1,865	70,945
SYNNEX Corp.	3,079	248,598
Tech Data Corp.*	2,830	254,559
TTM Technologies, Inc.*	6,945	82,576
Vishay Intertechnology, Inc.	9,805	204,434
Vishay Precision Group, Inc.*	765	25,956
		3,709,712
Energy Equipment & Services - 1.3%
Archrock, Inc.	9,406	95,941
Basic Energy Services, Inc.*	1,420	8,918
Bristow Group, Inc.*	2,435	9,545
C&J Energy Services, Inc.*	4,774	82,017
Cactus, Inc., Class A*	2,813	81,239
CARBO Ceramics, Inc.*	1,526	6,989
Covia Holdings Corp.*	2,300	13,570
Dawson Geophysical Co.*	1,562	5,811
Diamond Offshore Drilling, Inc.*	4,797	60,442
Dril-Quip, Inc.*	2,774	108,907
Era Group, Inc.*	1,493	15,020
Exterran Corp.*	2,398	53,955
Forum Energy Technologies, Inc.*	5,998	40,127
Frank’s International NV*	5,420	39,837
FTS International, Inc.*	2,408	23,791
Helix Energy Solutions Group, Inc.*	10,416	85,411
Independence Contract Drilling, Inc.*	2,541	8,589
ION Geophysical Corp.*	787	6,965
Keane Group, Inc.*	3,984	44,302
Key Energy Services, Inc.*	757	4,413
KLX Energy Services Holdings, Inc.*	1,489	30,063
Liberty Oilfield Services, Inc., Class A	3,278	56,775
Mammoth Energy Services, Inc.	925	23,273
Matrix Service Co.*	1,959	40,042
McDermott International, Inc.*	13,282	115,686
Natural Gas Services Group, Inc.*	924	18,231
NCS Multistage Holdings, Inc.*	724	5,285
Newpark Resources, Inc.*	6,599	50,746
Nine Energy Service, Inc.*	1,099	30,970
Noble Corp. plc*	18,261	76,148
Nuverra Environmental Solutions, Inc.*	94	879
Ocean Rig UDW, Inc., Class A*	4,038	111,974
Oceaneering International, Inc.*	7,320	122,903
Oil States International, Inc.*	4,413	98,939
PHI, Inc. (Non-Voting)*	862	3,043
Pioneer Energy Services Corp.*	5,647	14,287
Profire Energy, Inc.*	1,770	3,469
ProPetro Holding Corp.*	5,248	85,123
Quintana Energy Services, Inc.*	460	2,742
RigNet, Inc.*	1,040	18,907
Rowan Cos. plc, Class A*	9,430	130,700
SEACOR Holdings, Inc.*	1,267	52,631
SEACOR Marine Holdings, Inc.*	1,222	21,984
Select Energy Services, Inc., Class A*	3,342	32,351
Smart Sand, Inc.*	1,647	5,369
Solaris Oilfield Infrastructure, Inc., Class A*	1,928	25,315
Superior Energy Services, Inc.*	11,354	61,879
TETRA Technologies, Inc.*	9,012	20,908
Tidewater, Inc.*	2,090	49,700
Unit Corp.*	3,874	80,579
US Silica Holdings, Inc.	5,797	82,259
		2,268,949

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Entertainment - 0.4%
AMC Entertainment Holdings, Inc., Class A	3,847	52,511
Eros International plc*	2,647	24,167
Glu Mobile, Inc.*	8,259	61,199
IMAX Corp.*	3,970	73,683
Liberty Media Corp.-Liberty Braves, Class A*	735	18,382
Liberty Media Corp.-Liberty Braves, Class C*	2,639	65,975
LiveXLive Media, Inc.*	356	1,812
Marcus Corp. (The)	1,428	60,633
Pandora Media, Inc.*	18,961	164,771
Reading International, Inc., Class A*	1,243	18,981
Rosetta Stone, Inc.*	1,460	24,397
World Wrestling Entertainment, Inc., Class A	3,185	235,563
		802,074
Equity Real Estate Investment Trusts (REITs) - 5.5%
Acadia Realty Trust	5,964	170,988
Agree Realty Corp.	2,233	133,020
Alexander & Baldwin, Inc.*	5,056	104,811
Alexander’s, Inc.	158	49,070
American Assets Trust, Inc.	2,849	118,575
Americold Realty Trust	6,394	171,359
Armada Hoffler Properties, Inc.	3,600	54,756
Ashford Hospitality Trust, Inc.	6,290	31,135
Bluerock Residential Growth REIT, Inc.	1,768	16,089
Braemar Hotels & Resorts, Inc.	2,165	20,568
BRT Apartments Corp.	668	7,622
CareTrust REIT, Inc.	5,949	119,099
CatchMark Timber Trust, Inc., Class A	3,635	30,134
CBL & Associates Properties, Inc.	12,536	32,719
Cedar Realty Trust, Inc.	6,549	23,511
Chatham Lodging Trust	3,350	66,967
Chesapeake Lodging Trust	4,392	129,871
City Office REIT, Inc.	2,626	28,728
Clipper Realty, Inc.	1,099	14,177
Community Healthcare Trust, Inc.	1,290	40,687
CoreCivic, Inc.	8,793	193,006
CorEnergy Infrastructure Trust, Inc.	880	31,915
CorePoint Lodging, Inc.	3,059	43,040
Cousins Properties, Inc.	31,132	263,065
DiamondRock Hospitality Co.	15,349	161,778
Easterly Government Properties, Inc.	4,482	81,662
EastGroup Properties, Inc.	2,604	260,452
Farmland Partners, Inc.	2,348	14,558
First Industrial Realty Trust, Inc.	9,222	295,657
Four Corners Property Trust, Inc.	5,016	139,144
Franklin Street Properties Corp.	7,718	59,429
Front Yard Residential Corp.	3,651	32,896
GEO Group, Inc. (The)	8,897	206,766
Getty Realty Corp.	2,425	74,181
Gladstone Commercial Corp.	2,079	39,792
Gladstone Land Corp.	967	12,784
Global Medical REIT, Inc.	1,402	13,277
Global Net Lease, Inc.	5,314	107,290
Government Properties Income Trust	7,309	64,319
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,822	87,333
Healthcare Realty Trust, Inc.	9,177	284,487
Hersha Hospitality Trust	2,636	50,348
Independence Realty Trust, Inc.	6,458	65,226
Industrial Logistics Properties Trust	1,493	31,458
InfraREIT, Inc.	3,273	74,952
Innovative Industrial Properties, Inc.	475	23,441
Investors Real Estate Trust	8,878	47,320
iStar, Inc.	4,817	51,446
Jernigan Capital, Inc.	1,331	28,457
Kite Realty Group Trust	6,125	101,124
Lexington Realty Trust	15,950	140,041
LTC Properties, Inc.	2,912	135,233
Mack-Cali Realty Corp.	6,699	145,100
MedEquities Realty Trust, Inc.	2,118	14,487
Monmouth Real Estate Investment Corp.	5,730	79,819
National Health Investors, Inc.	3,027	236,045
National Storage Affiliates Trust	4,191	117,222
New Senior Investment Group, Inc.	5,525	29,338
NexPoint Residential Trust, Inc.	1,222	44,591
NorthStar Realty Europe Corp.	3,308	54,119
One Liberty Properties, Inc.	1,108	29,273
Pebblebrook Hotel Trust	10,108	352,971
Pennsylvania REIT	5,092	41,703
Physicians Realty Trust	13,524	240,862
Piedmont Office Realty Trust, Inc., Class A	9,486	175,776
PotlatchDeltic Corp.	5,532	205,230
Preferred Apartment Communities, Inc., Class A	2,957	44,237
PS Business Parks, Inc.	1,475	208,004
QTS Realty Trust, Inc., Class A	3,772	153,105
Retail Opportunity Investments Corp.	8,225	148,873
Rexford Industrial Realty, Inc.	6,717	219,243
RLJ Lodging Trust	12,874	261,857
RPT Realty	5,874	83,939
Ryman Hospitality Properties, Inc.	3,312	245,452
Sabra Health Care REIT, Inc.	13,171	254,069
Safety Income & Growth, Inc.	585	11,548
Saul Centers, Inc.	873	45,963
Select Income REIT	6,538	126,183
Seritage Growth Properties, Class A	2,418	91,739
Spirit MTA REIT	3,186	31,000
STAG Industrial, Inc.	7,782	208,480
Summit Hotel Properties, Inc.	7,655	85,353
Sunstone Hotel Investors, Inc.	16,895	257,818
Tanger Factory Outlet Centers, Inc.	6,805	160,938
Terreno Realty Corp.	4,248	165,714
Tier REIT, Inc.	3,742	88,087
UMH Properties, Inc.	2,458	32,028
Universal Health Realty Income Trust	949	66,629
Urban Edge Properties	8,099	161,494
Urstadt Biddle Properties, Inc., Class A	2,189	45,050
Washington Prime Group, Inc.	13,837	86,481
Washington REIT	5,835	157,312
Whitestone REIT	2,825	39,776
Xenia Hotels & Resorts, Inc.	8,342	169,509
		9,996,180
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,014	66,583
BJ’s Wholesale Club Holdings, Inc.*	5,249	122,617
Chefs’ Warehouse, Inc. (The)*	1,610	61,357
Ingles Markets, Inc., Class A	1,044	30,370
Natural Grocers by Vitamin Cottage, Inc.*	668	12,645

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Performance Food Group Co.*	7,540	259,828
PriceSmart, Inc.	1,637	109,499
Rite Aid Corp.*	77,910	86,480
Smart & Final Stores, Inc.*	1,706	10,816
SpartanNash Co.	2,636	49,425
United Natural Foods, Inc.*	3,731	80,627
Village Super Market, Inc., Class A	608	16,592
Weis Markets, Inc.	707	32,381
		939,220
Food Products - 1.0%
Alico, Inc.	243	8,031
B&G Foods, Inc.	4,865	147,555
Calavo Growers, Inc.	1,174	115,381
Cal-Maine Foods, Inc.	2,309	107,877
Darling Ingredients, Inc.*	12,134	265,492
Dean Foods Co.	6,752	34,030
Farmer Brothers Co.*	743	18,092
Fresh Del Monte Produce, Inc.	2,253	75,813
Freshpet, Inc.*	1,942	64,086
Hostess Brands, Inc.*	7,307	85,127
J&J Snack Foods Corp.	1,113	174,596
John B Sanfilippo & Son, Inc.	635	39,510
Lancaster Colony Corp.	1,399	252,268
Landec Corp.*	2,006	30,912
Limoneira Co.	1,101	26,578
Sanderson Farms, Inc.	1,511	170,985
Seneca Foods Corp., Class A*	537	17,973
Simply Good Foods Co. (The)*	4,464	90,709
Tootsie Roll Industries, Inc.	1,211	42,397
		1,767,412
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	1,171	100,753
New Jersey Resources Corp.	6,458	313,407
Northwest Natural Holding Co.	2,119	140,553
ONE Gas, Inc.	3,859	328,362
RGC Resources, Inc.	547	15,092
South Jersey Industries, Inc.	6,351	198,151
Southwest Gas Holdings, Inc.	3,632	286,092
Spire, Inc.	3,648	287,864
		1,670,274
Health Care Equipment & Supplies - 3.0%
Accuray, Inc.*	6,190	25,379
AngioDynamics, Inc.*	2,697	57,958
Anika Therapeutics, Inc.*	1,054	36,310
Antares Pharma, Inc.*	10,685	38,573
AtriCure, Inc.*	2,482	83,122
Atrion Corp.	105	81,188
Avanos Medical, Inc.*	3,470	165,554
AxoGen, Inc.*	2,509	84,001
Cardiovascular Systems, Inc.*	2,403	74,181
Cerus Corp.*	9,823	51,571
CONMED Corp.	1,867	126,881
CryoLife, Inc.*	2,633	79,833
CryoPort, Inc.*	1,911	20,677
Cutera, Inc.*	1,005	20,602
CytoSorbents Corp.*	2,202	22,989
ElectroCore, Inc.*	447	2,977
Endologix, Inc.*	6,154	5,238
FONAR Corp.*	456	10,046
GenMark Diagnostics, Inc.*	3,837	19,991
Glaukos Corp.*	2,443	160,945
Globus Medical, Inc., Class A*	5,382	259,897
Haemonetics Corp.*	3,847	412,706
Helius Medical Technologies, Inc.*	1,207	10,018
Heska Corp.*	493	51,262
Inogen, Inc.*	1,305	192,305
Integer Holdings Corp.*	2,303	204,000
IntriCon Corp.*	534	18,492
Invacare Corp.	2,438	13,409
iRadimed Corp.*	260	7,483
iRhythm Technologies, Inc.*	1,787	132,381
Lantheus Holdings, Inc.*	2,749	51,544
LeMaitre Vascular, Inc.	1,166	32,520
LivaNova plc*	3,605	364,790
Meridian Bioscience, Inc.	3,075	58,240
Merit Medical Systems, Inc.*	3,946	248,795
Natus Medical, Inc.*	2,386	84,417
Neogen Corp.*	3,722	241,409
Neuronetics, Inc.*	473	8,438
Nevro Corp.*	2,155	89,454
Novocure Ltd.*	5,446	186,907
NuVasive, Inc.*	3,806	242,404
Nuvectra Corp.*	1,030	20,569
NxStage Medical, Inc.*	4,800	135,552
OraSure Technologies, Inc.*	4,453	56,553
Orthofix Medical, Inc.*	1,295	78,024
OrthoPediatrics Corp.*	512	16,010
Oxford Immunotec Global plc*	1,878	28,283
Pulse Biosciences, Inc.*	787	9,869
Quidel Corp.*	2,530	153,875
Rockwell Medical, Inc.*	3,516	11,638
RTI Surgical, Inc.*	4,209	17,551
SeaSpine Holdings Corp.*	871	17,124
Senseonics Holdings, Inc.*	6,306	21,440
Sientra, Inc.*	1,717	29,189
STAAR Surgical Co.*	3,253	123,646
Surmodics, Inc.*	959	58,106
Tactile Systems Technology, Inc.*	1,301	73,168
Tandem Diabetes Care, Inc.*	3,773	138,922
TransEnterix, Inc.*	11,807	36,720
Utah Medical Products, Inc.	255	24,197
Varex Imaging Corp.*	2,825	74,439
ViewRay, Inc.*	4,463	29,947
Wright Medical Group NV*	9,203	257,316
		5,491,025
Health Care Providers & Services - 1.7%
AAC Holdings, Inc.*	975	1,921
Addus HomeCare Corp.*	700	51,954
Amedisys, Inc.*	1,979	269,639
American Renal Associates Holdings, Inc.*	968	16,059
AMN Healthcare Services, Inc.*	3,495	222,632
Apollo Medical Holdings, Inc.*	245	4,390
BioScrip, Inc.*	9,366	36,996
BioTelemetry, Inc.*	2,402	170,398
Brookdale Senior Living, Inc.*	13,840	118,332
Capital Senior Living Corp.*	1,821	16,389
Civitas Solutions, Inc.*	1,188	16,489
Community Health Systems, Inc.*	6,315	29,996
CorVel Corp.*	672	46,838
Cross Country Healthcare, Inc.*	2,626	23,818
Diplomat Pharmacy, Inc.*	4,202	65,047
Ensign Group, Inc. (The)	3,648	165,510
Genesis Healthcare, Inc.*	4,226	6,719
HealthEquity, Inc.*	4,007	355,381
LHC Group, Inc.*	2,182	228,826
Magellan Health, Inc.*	1,822	99,335
National HealthCare Corp.	898	74,938
National Research Corp.	816	32,534
Owens & Minor, Inc.	4,521	34,495
Patterson Cos., Inc.	6,070	153,996
PetIQ, Inc.*	824	25,709
Providence Service Corp. (The)*	825	58,418
Quorum Health Corp.*	2,168	9,561
R1 RCM, Inc.*	7,619	69,790

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
RadNet, Inc.*	2,934	37,819
Select Medical Holdings Corp.*	8,026	155,544
Surgery Partners, Inc.*	1,378	19,774
Tenet Healthcare Corp.*	6,196	161,530
Tivity Health, Inc.*	2,960	121,242
Triple-S Management Corp., Class B*	1,634	31,177
US Physical Therapy, Inc.	923	109,828
		3,043,024
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.*	12,900	131,709
Castlight Health, Inc., Class B*	5,812	15,169
Computer Programs & Systems, Inc.	853	22,758
Evolent Health, Inc., Class A*	5,044	129,631
HealthStream, Inc.	1,917	47,235
HMS Holdings Corp.*	6,133	219,193
Inovalon Holdings, Inc., Class A*	5,100	67,830
Inspire Medical Systems, Inc.*	580	26,645
Medidata Solutions, Inc.*	4,273	329,918
NantHealth, Inc.*	1,513	1,348
Omnicell, Inc.*	2,867	221,418
Simulations Plus, Inc.	852	16,887
Tabula Rasa HealthCare, Inc.*	1,296	97,822
Teladoc Health, Inc.*	4,959	309,690
Vocera Communications, Inc.*	2,206	87,667
		1,724,920
Hotels, Restaurants & Leisure - 2.5%
BBX Capital Corp.	4,857	32,639
Belmond Ltd., Class A*	6,632	120,702
Biglari Holdings, Inc., Class A*	7	4,891
BJ’s Restaurants, Inc.	1,530	83,110
Bloomin’ Brands, Inc.	6,203	121,269
Bluegreen Vacations Corp.	551	7,648
Bojangles’, Inc.*	1,289	20,740
Boyd Gaming Corp.	6,095	151,278
Brinker International, Inc.	3,247	165,857
Carrols Restaurant Group, Inc.*	2,571	28,332
Century Casinos, Inc.*	2,000	14,920
Cheesecake Factory, Inc. (The)	3,164	149,309
Churchill Downs, Inc.*	871	241,929
Chuy’s Holdings, Inc.*	1,239	26,515
Cracker Barrel Old Country Store, Inc.	1,425	257,654
Dave & Buster’s Entertainment, Inc.	2,947	167,566
Del Frisco’s Restaurant Group, Inc.*	2,453	16,852
Del Taco Restaurants, Inc.*	2,300	24,633
Denny’s Corp.*	4,589	75,902
Dine Brands Global, Inc.	1,240	110,583
Drive Shack, Inc.*	4,476	20,903
El Pollo Loco Holdings, Inc.*	1,586	24,218
Eldorado Resorts, Inc.*	4,875	214,403
Empire Resorts, Inc.*	262	3,293
Fiesta Restaurant Group, Inc.*	1,758	33,138
Golden Entertainment, Inc.*	1,345	24,331
Habit Restaurants, Inc. (The), Class A*	1,510	18,875
International Speedway Corp., Class A	1,793	75,916
J Alexander’s Holdings, Inc.*	951	9,719
Jack in the Box, Inc.	2,012	178,444
Lindblad Expeditions Holdings, Inc.*	1,577	20,312
Marriott Vacations Worldwide Corp.	2,881	233,937
Monarch Casino & Resort, Inc.*	837	33,480
Nathan’s Famous, Inc.	212	15,554
Noodles & Co.*	1,037	8,203
OBH, Inc.*	71	10,157
Papa John’s International, Inc.	1,644	78,896
Penn National Gaming, Inc.*	7,982	176,482
Planet Fitness, Inc., Class A*	6,548	361,581
PlayAGS, Inc.*	1,627	36,526
Potbelly Corp.*	1,694	17,245
RCI Hospitality Holdings, Inc.	671	16,788
Red Lion Hotels Corp.*	1,177	10,617
Red Robin Gourmet Burgers, Inc.*	961	33,337
Red Rock Resorts, Inc., Class A	5,147	134,646
Ruth’s Hospitality Group, Inc.	2,138	52,317
Scientific Games Corp.*	4,069	79,264
SeaWorld Entertainment, Inc.*	4,066	115,800
Shake Shack, Inc., Class A*	1,825	101,379
Sonic Corp.	2,561	111,275
Speedway Motorsports, Inc.	848	14,738
Texas Roadhouse, Inc.	5,021	331,537
Town Sports International Holdings, Inc.*	1,073	7,629
Wingstop, Inc.	2,149	141,017
		4,568,286
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	757	15,920
Beazer Homes USA, Inc.*	2,327	26,202
Cavco Industries, Inc.*	633	104,166
Century Communities, Inc.*	1,937	39,844
Ethan Allen Interiors, Inc.	1,770	36,781
Flexsteel Industries, Inc.	543	13,477
GoPro, Inc., Class A*	8,361	42,474
Green Brick Partners, Inc.*	1,815	15,064
Hamilton Beach Brands Holding Co., Class A	477	10,804
Helen of Troy Ltd.*	1,960	280,339
Hooker Furniture Corp.	857	25,821
Hovnanian Enterprises, Inc., Class A*	8,978	11,402
Installed Building Products, Inc.*	1,626	62,975
iRobot Corp.*	1,976	188,510
KB Home	6,360	134,260
La-Z-Boy, Inc.	3,456	101,019
LGI Homes, Inc.*	1,369	63,193
Lifetime Brands, Inc.	871	10,400
Lovesac Co. (The)*	262	4,593
M/I Homes, Inc.*	2,050	48,257
MDC Holdings, Inc.	3,356	98,834
Meritage Homes Corp.*	2,863	109,510
New Home Co., Inc. (The)*	958	7,003
Purple Innovation, Inc.*	322	2,306
Roku, Inc.*	3,210	130,807
Skyline Champion Corp.	2,136	48,103
Sonos, Inc.*	1,186	14,564
Taylor Morrison Home Corp., Class A*	8,662	146,474
TopBuild Corp.*	2,625	133,744
TRI Pointe Group, Inc.*	11,207	139,863
Tupperware Brands Corp.	3,717	141,097
Turtle Beach Corp.*	582	9,423
Universal Electronics, Inc.*	997	34,377
Vuzix Corp.*	1,743	9,656
William Lyon Homes, Class A*	2,365	29,397
ZAGG, Inc.*	2,023	20,331
		2,310,990
Household Products - 0.2%
Central Garden & Pet Co.*	769	26,030

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Central Garden & Pet Co., Class A*	2,997	93,207
Oil-Dri Corp. of America	371	10,904
WD-40 Co.	1,009	176,252
		306,393
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.*	8,128	17,800
Clearway Energy, Inc., Class A	2,578	46,482
Clearway Energy, Inc., Class C	5,151	94,057
Ormat Technologies, Inc.	2,947	165,297
Pattern Energy Group, Inc., Class A	5,983	123,788
TerraForm Power, Inc., Class A	5,415	62,273
		509,697
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	2,654	107,089

Insurance - 2.3%
Ambac Financial Group, Inc.*	3,353	58,610
American Equity Investment Life Holding Co.	6,631	226,316
AMERISAFE, Inc.	1,413	91,266
Argo Group International Holdings Ltd.	2,399	166,299
Citizens, Inc.*	3,663	28,938
CNO Financial Group, Inc.	12,166	222,638
Crawford & Co., Class B	865	7,854
Donegal Group, Inc., Class A	693	9,979
eHealth, Inc.*	1,389	53,504
EMC Insurance Group, Inc.	684	21,874
Employers Holdings, Inc.	2,386	107,251
Enstar Group Ltd.*	892	157,144
FBL Financial Group, Inc., Class A	732	51,482
FedNat Holding Co.	851	18,620
Genworth Financial, Inc., Class A*	37,323	173,925
Global Indemnity Ltd.	622	21,310
Goosehead Insurance, Inc., Class A*	722	18,353
Greenlight Capital Re Ltd., Class A*	2,209	23,393
Hallmark Financial Services, Inc.*	964	10,990
HCI Group, Inc.	542	29,458
Health Insurance Innovations, Inc., Class A*	946	34,832
Heritage Insurance Holdings, Inc.	1,483	23,802
Horace Mann Educators Corp.	3,046	122,693
Independence Holding Co.	346	13,318
Investors Title Co.	102	18,980
James River Group Holdings Ltd.	1,920	73,075
Kemper Corp.	3,903	297,018
Kingstone Cos., Inc.	686	10,825
Kinsale Capital Group, Inc.	1,445	89,893
Maiden Holdings Ltd.	5,043	12,759
MBIA, Inc.*	6,552	60,999
National General Holdings Corp.	4,563	121,148
National Western Life Group, Inc., Class A	169	51,917
Navigators Group, Inc. (The)	1,533	106,497
NI Holdings, Inc.*	719	11,382
Primerica, Inc.	3,192	379,465
ProAssurance Corp.	3,931	171,903
Protective Insurance Corp., Class B	710	14,832
RLI Corp.	2,904	220,181
Safety Insurance Group, Inc.	1,086	95,372
Selective Insurance Group, Inc.	4,297	285,192
State Auto Financial Corp.	1,237	43,295
Stewart Information Services Corp.	1,732	72,848
Third Point Reinsurance Ltd.*	5,820	60,062
Tiptree, Inc.	1,999	10,954
Trupanion, Inc.*	1,866	55,849
United Fire Group, Inc.	1,557	83,876
United Insurance Holdings Corp.	1,522	29,527
Universal Insurance Holdings, Inc.	2,342	102,790
		4,174,488
Interactive Media & Services - 0.4%
Care.com, Inc.*	1,456	26,092
Cargurus, Inc.*	3,703	144,084
Cars.com, Inc.*	5,207	134,705
Liberty TripAdvisor Holdings, Inc., Class A*	5,377	102,324
Meet Group, Inc. (The)*	5,157	20,783
QuinStreet, Inc.*	2,767	44,659
Travelzoo*	350	3,157
TrueCar, Inc.*	6,846	71,267
XO Group, Inc.*	1,798	62,031
Yelp, Inc.*	5,991	201,717
		810,819
Internet & Direct Marketing Retail - 0.8%
1-800-Flowers.com, Inc., Class A*	1,986	24,845
Duluth Holdings, Inc., Class B*	611	19,173
Etsy, Inc.*	8,845	477,984
Gaia, Inc.*	833	10,862
Groupon, Inc.*	32,646	100,223
Lands’ End, Inc.*	777	16,496
Leaf Group Ltd.*	1,222	9,959
Liberty Expedia Holdings, Inc., Class A*	4,033	169,023
Liquidity Services, Inc.*	1,932	12,519
Nutrisystem, Inc.	2,184	81,223
Overstock.com, Inc.*	1,534	30,005
PetMed Express, Inc.	1,478	35,605
Quotient Technology, Inc.*	5,902	72,536
Remark Holdings, Inc.*	1,905	2,515
Shutterfly, Inc.*	2,444	122,176
Shutterstock, Inc.	1,393	53,226
Stamps.com, Inc.*	1,302	223,241
		1,461,611
IT Services - 1.7%
Brightcove, Inc.*	2,631	18,891
CACI International, Inc., Class A*	1,818	299,806
Carbonite, Inc.*	2,323	65,811
Cardtronics plc, Class A*	2,937	95,276
Cass Information Systems, Inc.	885	58,419
ConvergeOne Holdings, Inc.	1,963	24,577
CSG Systems International, Inc.	2,460	86,272
Endurance International Group Holdings, Inc.*	5,196	43,127
Everi Holdings, Inc.*	4,829	32,451
EVERTEC, Inc.	4,511	123,286
Evo Payments, Inc., Class A*	1,203	31,507
Exela Technologies, Inc.*	3,508	15,926
ExlService Holdings, Inc.*	2,471	143,219
GTT Communications, Inc.*	3,141	105,726
Hackett Group, Inc. (The)	1,783	31,470
I3 Verticals, Inc., Class A*	572	12,887
Information Services Group, Inc.*	2,527	10,487
Internap Corp.*	1,486	8,871
Limelight Networks, Inc.*	8,088	26,610
LiveRamp Holdings, Inc.*	5,691	269,184
ManTech International Corp., Class A	1,959	110,292
MAXIMUS, Inc.	4,728	336,255
MoneyGram International, Inc.*	2,285	4,981
NIC, Inc.	4,764	61,932
Perficient, Inc.*	2,528	63,984
Perspecta, Inc.	10,636	224,526

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
PFSweb, Inc.*	1,125	6,919
Presidio, Inc.	2,348	33,060
PRGX Global, Inc.*	1,551	14,471
Science Applications International Corp.	3,137	218,084
ServiceSource International, Inc.*	5,726	7,558
Sykes Enterprises, Inc.*	2,927	80,844
Travelport Worldwide Ltd.	9,290	141,951
TTEC Holdings, Inc.	1,047	30,625
Tucows, Inc., Class A*	705	40,918
Unisys Corp.*	3,735	50,497
Virtusa Corp.*	2,104	93,270
		3,023,970
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,562	58,542
American Outdoor Brands Corp.*	3,977	48,440
Callaway Golf Co.	6,957	119,173
Clarus Corp.	1,547	17,512
Escalade, Inc.	789	9,350
Johnson Outdoors, Inc., Class A	361	25,739
Malibu Boats, Inc., Class A*	1,515	73,356
Marine Products Corp.	556	12,088
MasterCraft Boat Holdings, Inc.*	1,364	35,341
Nautilus, Inc.*	2,212	28,557
Sturm Ruger & Co., Inc.	1,244	66,691
Vista Outdoor, Inc.*	4,225	48,165
		542,954
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc.*	1,930	28,506
Cambrex Corp.*	2,436	116,514
ChromaDex Corp.*	2,848	10,110
Codexis, Inc.*	3,766	82,551
Enzo Biochem, Inc.*	3,260	10,041
Fluidigm Corp.*	1,943	15,933
Harvard Bioscience, Inc.*	2,643	10,440
Luminex Corp.	3,069	90,136
Medpace Holdings, Inc.*	1,609	99,613
NanoString Technologies, Inc.*	1,861	32,139
NeoGenomics, Inc.*	4,699	77,064
Pacific Biosciences of California, Inc.*	9,017	70,513
Quanterix Corp.*	625	11,712
Syneos Health, Inc.*	4,590	237,395
		892,667
Machinery - 3.1%
Actuant Corp., Class A	4,512	115,507
Alamo Group, Inc.	714	59,126
Albany International Corp., Class A	2,125	153,765
Altra Industrial Motion Corp.	4,444	140,208
American Railcar Industries, Inc.	537	37,735
Astec Industries, Inc.	1,696	60,496
Barnes Group, Inc.	3,538	212,457
Blue Bird Corp.*	1,079	20,641
Briggs & Stratton Corp.	3,072	45,834
Chart Industries, Inc.*	2,280	144,917
CIRCOR International, Inc.*	1,204	39,852
Columbus McKinnon Corp.	1,653	57,524
Commercial Vehicle Group, Inc.*	2,238	15,621
DMC Global, Inc.	1,057	38,475
Douglas Dynamics, Inc.	1,644	61,272
Eastern Co. (The)	404	11,029
Energy Recovery, Inc.*	2,667	21,789
EnPro Industries, Inc.	1,533	107,893
ESCO Technologies, Inc.	1,885	132,478
Evoqua Water Technologies Corp.*	5,604	51,221
Federal Signal Corp.	4,398	103,177
Franklin Electric Co., Inc.	3,433	155,343
FreightCar America, Inc.*	885	8,443
Gencor Industries, Inc.*	652	7,387
Global Brass & Copper Holdings, Inc.	1,611	52,148
Gorman-Rupp Co. (The)	1,306	43,725
Graham Corp.	710	17,693
Greenbrier Cos., Inc. (The)	2,343	114,596
Harsco Corp.*	5,958	159,377
Hillenbrand, Inc.	4,647	205,909
Hurco Cos., Inc.	460	17,577
Hyster-Yale Materials Handling, Inc.	767	50,216
John Bean Technologies Corp.	2,318	191,328
Kadant, Inc.	810	73,775
Kennametal, Inc.	6,030	252,175
LB Foster Co., Class A*	737	14,261
Lindsay Corp.	795	80,422
Lydall, Inc.*	1,253	27,729
Manitex International, Inc.*	1,076	7,844
Manitowoc Co., Inc. (The)*	2,615	51,646
Meritor, Inc.*	6,132	101,178
Milacron Holdings Corp.*	5,133	73,145
Miller Industries, Inc.	817	22,925
Mueller Industries, Inc.	4,196	99,949
Mueller Water Products, Inc., Class A	11,451	120,579
Navistar International Corp.*	3,642	116,690
NN, Inc.	2,048	14,705
Omega Flex, Inc.	216	11,966
Park-Ohio Holdings Corp.	663	23,908
Proto Labs, Inc.*	2,006	258,152
RBC Bearings, Inc.*	1,768	270,539
REV Group, Inc.	2,217	27,047
Rexnord Corp.*	7,739	219,091
Spartan Motors, Inc.	2,525	20,326
SPX Corp.*	3,187	94,272
SPX FLOW, Inc.*	3,120	117,094
Standex International Corp.	942	75,077
Sun Hydraulics Corp.	2,116	88,195
Tennant Co.	1,321	79,062
Titan International, Inc.	3,719	24,211
TriMas Corp.*	3,393	98,499
Twin Disc, Inc.*	627	10,941
Wabash National Corp.	4,186	65,050
Watts Water Technologies, Inc., Class A	2,057	151,724
Woodward, Inc.	3,968	332,042
		5,678,978
Marine - 0.1%
Costamare, Inc.	3,610	19,133
Eagle Bulk Shipping, Inc.*	3,535	16,544
Genco Shipping & Trading Ltd.*	722	6,029
Matson, Inc.	3,136	123,401
Safe Bulkers, Inc.*	3,764	7,490
Scorpio Bulkers, Inc.	4,307	26,316
		198,913
Media - 1.2%
Beasley Broadcast Group, Inc., Class A	589	3,027
Boston Omaha Corp., Class A*	373	9,165
Cardlytics, Inc.*	441	6,341
Central European Media Enterprises Ltd., Class A*	6,378	20,920
Clear Channel Outdoor Holdings, Inc., Class A	2,744	14,022
Daily Journal Corp.*	83	19,588
Emerald Expositions Events, Inc.	1,838	21,505

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Entercom Communications Corp., Class A	9,477	61,885
Entravision Communications Corp., Class A	4,767	15,397
EW Scripps Co. (The), Class A	3,376	59,519
Fluent, Inc.*	2,412	8,538
Gannett Co., Inc.	8,386	86,963
Gray Television, Inc.*	5,915	109,368
Hemisphere Media Group, Inc.*	1,341	18,600
Liberty Latin America Ltd., Class A*	3,217	58,710
Liberty Latin America Ltd., Class C*	8,416	155,612
Loral Space & Communications, Inc.*	950	40,384
MDC Partners, Inc., Class A*	4,134	10,914
Meredith Corp.	2,919	167,142
MSG Networks, Inc., Class A*	4,381	117,323
National CineMedia, Inc.	5,710	39,456
New Media Investment Group, Inc.	4,413	58,252
New York Times Co. (The), Class A	9,726	260,949
Nexstar Media Group, Inc., Class A	3,315	273,952
Saga Communications, Inc., Class A	282	10,462
Scholastic Corp.	2,084	96,302
Sinclair Broadcast Group, Inc., Class A	5,337	167,849
TechTarget, Inc.*	1,503	21,628
TEGNA, Inc.	16,038	213,145
Tribune Publishing Co.*	1,275	18,602
WideOpenWest, Inc.*	2,192	20,473
		2,185,993
Metals & Mining - 1.0%
AK Steel Holding Corp.*	23,319	71,823
Allegheny Technologies, Inc.*	9,294	244,060
Carpenter Technology Corp.	3,453	148,755
Century Aluminum Co.*	3,697	33,199
Cleveland-Cliffs, Inc.*	22,043	204,559
Coeur Mining, Inc.*	13,731	54,238
Commercial Metals Co.	8,620	166,107
Compass Minerals International, Inc.	2,523	126,402
Gold Resource Corp.	3,897	14,887
Haynes International, Inc.	918	30,267
Hecla Mining Co.	33,552	79,854
Kaiser Aluminum Corp.	1,212	118,449
Materion Corp.	1,489	78,738
Olympic Steel, Inc.	681	12,503
Ramaco Resources, Inc.*	443	2,348
Ryerson Holding Corp.*	1,178	9,648
Schnitzer Steel Industries, Inc., Class A	1,939	54,311
SunCoke Energy, Inc.*	4,810	46,946
Synalloy Corp.	613	9,875
Tahoe Resources, Inc.*	22,992	80,702
TimkenSteel Corp.*	2,960	32,678
Universal Stainless & Alloy Products, Inc.*	621	12,153
Warrior Met Coal, Inc.	3,197	75,769
Worthington Industries, Inc.	3,109	128,775
		1,837,046
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AG Mortgage Investment Trust, Inc.	2,080	37,773
Anworth Mortgage Asset Corp.	7,209	32,368
Apollo Commercial Real Estate Finance, Inc.	9,130	172,922
Arbor Realty Trust, Inc.	4,812	57,022
Ares Commercial Real Estate Corp.	1,983	28,317
ARMOUR Residential REIT, Inc.	3,081	68,213
Blackstone Mortgage Trust, Inc., Class A	8,278	290,558
Capstead Mortgage Corp.	6,812	52,657
Cherry Hill Mortgage Investment Corp.	1,172	22,280
Colony Credit Real Estate, Inc.	6,216	105,485
Dynex Capital, Inc.	4,126	24,880
Exantas Capital Corp.	2,248	25,110
Granite Point Mortgage Trust, Inc.	3,177	60,236
Great Ajax Corp.	1,189	15,374
Invesco Mortgage Capital, Inc.	8,318	129,927
KKR Real Estate Finance Trust, Inc.	1,292	25,194
Ladder Capital Corp.	6,437	113,613
New York Mortgage Trust, Inc.	10,288	63,786
Orchid Island Capital, Inc.	3,874	26,227
PennyMac Mortgage Investment Trust	4,434	93,336
Ready Capital Corp.	1,308	19,489
Redwood Trust, Inc.	6,083	101,525
TPG RE Finance Trust, Inc.	2,602	51,285
Western Asset Mortgage Capital Corp.	2,995	30,220
		1,647,797
Multiline Retail - 0.3%
Big Lots, Inc.	2,973	129,504
Dillard’s, Inc., Class A	861	59,745
JC Penney Co., Inc.*	23,242	33,236
Ollie’s Bargain Outlet Holdings, Inc.*	3,680	326,416
		548,901
Multi-Utilities - 0.4%
Avista Corp.	4,853	252,453
Black Hills Corp.	3,966	262,589
NorthWestern Corp.	3,742	239,338
Unitil Corp.	1,078	54,655
		809,035
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp.*	11,766	19,179
Adams Resources & Energy, Inc.	161	6,520
Alta Mesa Resources, Inc., Class A*	7,505	11,483
Amyris, Inc.*	2,302	11,372
Approach Resources, Inc.*	3,334	4,401
Arch Coal, Inc., Class A	1,349	109,633
Ardmore Shipping Corp.*	2,473	14,566
Berry Petroleum Corp.	975	12,080
Bonanza Creek Energy, Inc.*	1,395	37,009
California Resources Corp.*	3,345	80,079
Callon Petroleum Co.*	16,904	144,529
Carrizo Oil & Gas, Inc.*	6,471	110,719
Clean Energy Fuels Corp.*	10,155	22,646
Cloud Peak Energy, Inc.*	5,482	4,591
CONSOL Energy, Inc.*	2,079	71,434
CVR Energy, Inc.	1,168	44,080
Delek US Holdings, Inc.	6,186	246,141
Denbury Resources, Inc.*	34,028	76,903
DHT Holdings, Inc.	6,802	30,745
Dorian LPG Ltd.*	2,051	14,419
Earthstone Energy, Inc., Class A*	1,397	9,597
Eclipse Resources Corp.*	6,514	7,296
Energy Fuels, Inc.*	6,092	19,982

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
EP Energy Corp., Class A*	3,064	3,370
Evolution Petroleum Corp.	1,886	16,427
Frontline Ltd.*	5,694	41,338
GasLog Ltd.	3,016	62,612
Golar LNG Ltd.	7,004	186,587
Goodrich Petroleum Corp.*	656	9,460
Green Plains, Inc.	2,916	47,385
Gulfport Energy Corp.*	12,931	110,172
Halcon Resources Corp.*	9,878	27,658
Hallador Energy Co.	1,229	7,079
HighPoint Resources Corp.*	8,049	26,240
International Seaways, Inc.*	1,610	31,041
Isramco, Inc.*	54	6,537
Jagged Peak Energy, Inc.*	4,752	54,363
Laredo Petroleum, Inc.*	11,524	50,360
Lilis Energy, Inc.*	3,292	6,781
Matador Resources Co.*	7,801	177,863
Midstates Petroleum Co., Inc.*	1,109	9,216
NACCO Industries, Inc., Class A	279	9,796
NextDecade Corp.*	579	2,912
Nordic American Tankers Ltd.	10,382	30,627
Northern Oil and Gas, Inc.*	14,395	36,563
Oasis Petroleum, Inc.*	19,948	142,429
Overseas Shipholding Group, Inc., Class A*	4,219	9,029
Panhandle Oil and Gas, Inc., Class A	1,167	19,255
Par Pacific Holdings, Inc.*	2,302	38,950
PDC Energy, Inc.*	4,906	166,510
Peabody Energy Corp.	5,799	180,581
Penn Virginia Corp.*	918	53,382
Renewable Energy Group, Inc.*	2,732	73,627
Resolute Energy Corp.*	1,617	57,501
REX American Resources Corp.*	421	29,297
Ring Energy, Inc.*	4,237	29,617
Rosehill Resources, Inc.*	86	319
Sanchez Energy Corp.*	5,830	4,082
SandRidge Energy, Inc.*	2,269	22,236
Scorpio Tankers, Inc.	21,735	44,991
SemGroup Corp., Class A	5,856	95,043
Ship Finance International Ltd.	6,169	80,074
SilverBow Resources, Inc.*	525	12,847
Southwestern Energy Co.*	43,651	210,398
SRC Energy, Inc.*	17,909	103,335
Talos Energy, Inc.*	1,491	28,806
Teekay Corp.	5,072	22,368
Teekay Tankers Ltd., Class A	14,149	15,988
Tellurian, Inc.*	6,301	45,556
Ultra Petroleum Corp.*	11,784	14,966
Uranium Energy Corp.*	11,745	15,503
W&T Offshore, Inc.*	6,883	39,990
WildHorse Resource Development Corp.*	2,021	37,348
World Fuel Services Corp.	4,951	127,686
Zion Oil & Gas, Inc.*	4,034	1,829
		3,787,334
Paper & Forest Products - 0.3%
Boise Cascade Co.	2,878	76,497
Clearwater Paper Corp.*	1,196	36,849
Louisiana-Pacific Corp.	10,629	242,979
Neenah, Inc.	1,234	84,998
PH Glatfelter Co.	3,217	41,017
Schweitzer-Mauduit International, Inc.	2,274	64,832
Verso Corp., Class A*	2,552	64,361
		611,533
Personal Products - 0.3%
Edgewell Personal Care Co.*	3,995	166,991
elf Beauty, Inc.*	1,649	21,041
Inter Parfums, Inc.	1,288	79,560
Medifast, Inc.	865	128,453
Natural Health Trends Corp.	545	11,652
Nature’s Sunshine Products, Inc.*	631	5,805
Revlon, Inc., Class A*	602	15,044
USANA Health Sciences, Inc.*	938	114,792
		543,338
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc.*	1,978	18,435
Aerie Pharmaceuticals, Inc.*	2,633	105,030
Akcea Therapeutics, Inc.*	944	31,992
Akorn, Inc.*	6,912	47,416
Amneal Pharmaceuticals, Inc.*	6,433	113,928
Amphastar Pharmaceuticals, Inc.*	2,632	57,167
Ampio Pharmaceuticals, Inc.*	7,245	4,609
ANI Pharmaceuticals, Inc.*	591	32,854
Aquestive Therapeutics, Inc.*	387	3,324
Aratana Therapeutics, Inc.*	3,363	21,860
Assembly Biosciences, Inc.*	1,556	40,114
Assertio Therapeutics, Inc.*	4,364	21,755
Clearside Biomedical, Inc.*	2,069	3,041
Collegium Pharmaceutical, Inc.*	2,172	41,681
Corcept Therapeutics, Inc.*	7,230	100,714
Cymabay Therapeutics, Inc.*	4,361	38,944
Dermira, Inc.*	2,577	29,919
Dova Pharmaceuticals, Inc.*	871	12,978
Durect Corp.*	11,600	10,310
Eloxx Pharmaceuticals, Inc.*	1,660	25,846
Endo International plc*	16,584	199,506
Endocyte, Inc.*	4,810	113,660
Evolus, Inc.*	674	10,083
Horizon Pharma plc*	12,239	244,535
Innovate Biopharmaceuticals, Inc.*	1,368	3,557
Innoviva, Inc.*	5,103	93,181
Intersect ENT, Inc.*	2,215	66,472
Intra-Cellular Therapies, Inc.*	3,315	47,902
Kala Pharmaceuticals, Inc.*	861	5,424
Lannett Co., Inc.*	2,149	12,679
Liquidia Technologies, Inc.*	361	8,072
Mallinckrodt plc*	6,092	144,929
Marinus Pharmaceuticals, Inc.*	2,694	12,581
Medicines Co. (The)*	5,094	112,730
Melinta Therapeutics, Inc.*	2,570	5,448
Menlo Therapeutics, Inc.*	713	4,285
MyoKardia, Inc.*	2,518	156,292
Neos Therapeutics, Inc.*	2,079	4,075
Ocular Therapeutix, Inc.*	2,472	16,464
Odonate Therapeutics, Inc.*	502	7,912
Omeros Corp.*	3,392	47,318
Optinose, Inc.*	1,420	11,175
Pacira Pharmaceuticals, Inc.*	2,953	142,719
Paratek Pharmaceuticals, Inc.*	2,330	17,638
Phibro Animal Health Corp., Class A	1,478	50,104
Prestige Consumer Healthcare, Inc.*	3,851	149,496
Reata Pharmaceuticals, Inc., Class A*	1,384	87,400
resTORbio, Inc.*	570	7,444
Revance Therapeutics, Inc.*	2,429	49,649
scPharmaceuticals, Inc.*	503	2,359
Sienna Biopharmaceuticals, Inc.*	1,140	11,525
SIGA Technologies, Inc.*	3,843	23,980
Supernus Pharmaceuticals, Inc.*	3,624	171,850
Teligent, Inc.*	3,044	6,271

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Tetraphase Pharmaceuticals, Inc.*	3,908	6,995
TherapeuticsMD, Inc.*	13,521	68,011
Theravance Biopharma, Inc.*	3,172	87,579
Tricida, Inc.*	864	25,790
Verrica Pharmaceuticals, Inc.*	429	5,148
WaVe Life Sciences Ltd.*	1,305	62,444
Xeris Pharmaceuticals, Inc.*	490	10,197
Zogenix, Inc.*	3,106	127,626
Zomedica Pharmaceuticals Corp.*	3,051	5,095
		3,209,517
Professional Services - 1.2%
Acacia Research Corp.*	3,583	11,394
ASGN, Inc.*	3,757	260,172
Barrett Business Services, Inc.	526	37,004
BG Staffing, Inc.	622	15,413
CBIZ, Inc.*	3,819	80,543
CRA International, Inc.	581	28,324
Exponent, Inc.	3,819	192,172
Forrester Research, Inc.	759	35,476
Franklin Covey Co.*	723	17,128
FTI Consulting, Inc.*	2,813	197,613
GP Strategies Corp.*	917	12,141
Heidrick & Struggles International, Inc.	1,380	50,591
Huron Consulting Group, Inc.*	1,636	91,076
ICF International, Inc.	1,339	93,770
InnerWorkings, Inc.*	3,186	13,445
Insperity, Inc.	2,837	283,814
Kelly Services, Inc., Class A	2,315	53,060
Kforce, Inc.	1,707	54,095
Korn/Ferry International	4,250	208,123
Mistras Group, Inc.*	1,296	22,278
Navigant Consulting, Inc.	3,320	85,058
Resources Connection, Inc.	2,206	37,149
TriNet Group, Inc.*	3,229	148,243
TrueBlue, Inc.*	2,981	75,270
WageWorks, Inc.*	2,937	97,890
Willdan Group, Inc.*	582	21,936
		2,223,178
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA*	737	17,496
American Realty Investors, Inc.*	152	2,493
Consolidated-Tomoka Land Co.	287	16,652
Cushman & Wakefield plc*	3,362	62,600
Essential Properties Realty Trust, Inc., REIT	2,635	37,285
Forestar Group, Inc.*	780	12,511
FRP Holdings, Inc.*	525	24,580
Griffin Industrial Realty, Inc.	61	2,162
HFF, Inc., Class A	2,779	112,272
Kennedy-Wilson Holdings, Inc.	9,276	181,717
Marcus & Millichap, Inc.*	1,439	52,509
Maui Land & Pineapple Co., Inc.*	502	5,788
Newmark Group, Inc., Class A	1,722	14,465
RE/MAX Holdings, Inc., Class A	1,320	43,520
Redfin Corp.*	5,861	99,403
RMR Group, Inc. (The), Class A	522	33,742
St Joe Co. (The)*	2,608	39,120
Stratus Properties, Inc.*	435	11,815
Tejon Ranch Co.*	1,553	28,063
Transcontinental Realty Investors, Inc.*	125	4,513
Trinity Place Holdings, Inc.*	1,299	6,404
		809,110
Road & Rail - 0.4%
ArcBest Corp.	1,900	76,494
Avis Budget Group, Inc.*	4,942	144,751
Covenant Transportation Group, Inc., Class A*	913	20,798
Daseke, Inc.*	3,037	12,209
Heartland Express, Inc.	3,460	71,795
Hertz Global Holdings, Inc.*	4,059	75,944
Marten Transport Ltd.	2,894	56,375
PAM Transportation Services, Inc.*	161	8,317
Saia, Inc.*	1,897	114,408
Universal Logistics Holdings, Inc.	616	14,396
US Xpress Enterprises, Inc., Class A*	1,551	12,765
USA Truck, Inc.*	586	12,019
Werner Enterprises, Inc.	3,540	119,865
YRC Worldwide, Inc.*	2,458	13,912
		754,048
Semiconductors & Semiconductor Equipment - 2.2%
ACM Research, Inc., Class A*	620	6,913
Adesto Technologies Corp.*	1,827	9,701
Advanced Energy Industries, Inc.*	2,902	136,510
Alpha & Omega Semiconductor Ltd.*	1,468	16,177
Ambarella, Inc.*	2,396	95,816
Amkor Technology, Inc.*	7,576	51,896
Aquantia Corp.*	1,595	15,551
Axcelis Technologies, Inc.*	2,372	47,250
AXT, Inc.*	2,816	15,516
Brooks Automation, Inc.	5,146	156,233
Cabot Microelectronics Corp.	2,103	226,031
CEVA, Inc.*	1,633	42,442
Cirrus Logic, Inc.*	4,537	169,865
Cohu, Inc.	2,933	57,487
Cree, Inc.*	7,454	329,020
Diodes, Inc.*	2,974	103,584
Entegris, Inc.	10,509	308,965
FormFactor, Inc.*	5,474	90,266
Ichor Holdings Ltd.*	1,779	32,378
Impinj, Inc.*	1,209	25,679
Inphi Corp.*	3,216	128,286
Integrated Device Technology, Inc.*	9,598	460,128
Kopin Corp.*	4,576	7,596
Lattice Semiconductor Corp.*	8,667	50,789
MACOM Technology Solutions Holdings, Inc.*	3,355	59,618
MaxLinear, Inc.*	4,627	94,391
Nanometrics, Inc.*	1,687	54,186
NeoPhotonics Corp.*	2,601	20,028
NVE Corp.	353	33,726
PDF Solutions, Inc.*	2,049	18,953
Photronics, Inc.*	5,026	48,752
Power Integrations, Inc.	2,120	134,323
Rambus, Inc.*	7,890	68,801
Rudolph Technologies, Inc.*	2,332	49,485
Semtech Corp.*	4,817	256,939
Silicon Laboratories, Inc.*	3,179	280,928
SMART Global Holdings, Inc.*	736	25,237
SunPower Corp.*	4,561	31,243
Synaptics, Inc.*	2,613	100,496
Ultra Clean Holdings, Inc.*	2,845	26,743
Veeco Instruments, Inc.*	3,579	31,352
Xperi Corp.	3,626	51,127
		3,970,407
Software - 4.1%
8x8, Inc.*	6,809	134,205
A10 Networks, Inc.*	3,699	23,304
ACI Worldwide, Inc.*	8,495	245,336
Agilysys, Inc.*	1,147	18,914

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Alarm.com Holdings, Inc.*	2,281	115,989
Altair Engineering, Inc., Class A*	2,239	72,342
Alteryx, Inc., Class A*	2,165	130,290
Amber Road, Inc.*	1,734	15,120
American Software, Inc., Class A	2,116	22,006
Appfolio, Inc., Class A*	1,122	68,767
Apptio, Inc., Class A*	2,548	97,232
Asure Software, Inc.*	930	5,292
Avalara, Inc.*	644	20,602
Avaya Holdings Corp.*	7,751	120,683
Benefitfocus, Inc.*	1,660	83,166
Blackbaud, Inc.	3,573	261,722
Blackline, Inc.*	2,660	114,034
Bottomline Technologies DE, Inc.*	2,978	163,998
Box, Inc., Class A*	9,135	171,647
Carbon Black, Inc.*	617	10,051
ChannelAdvisor Corp.*	1,921	20,651
Cision Ltd.*	3,988	49,930
Cloudera, Inc.*	7,651	94,413
CommVault Systems, Inc.*	2,910	171,515
Cornerstone OnDemand, Inc.*	4,026	219,900
Coupa Software, Inc.*	3,937	253,661
Digimarc Corp.*	829	16,679
Domo, Inc., Class B*	595	9,496
Ebix, Inc.	1,782	84,146
eGain Corp.*	1,308	9,718
Ellie Mae, Inc.*	2,530	170,193
Envestnet, Inc.*	3,270	178,673
Everbridge, Inc.*	1,986	108,773
Five9, Inc.*	4,246	182,069
ForeScout Technologies, Inc.*	2,224	60,382
Fusion Connect, Inc.*	1,582	3,560
Hortonworks, Inc.*	5,226	84,139
HubSpot, Inc.*	2,683	373,018
Imperva, Inc.*	2,579	143,160
Instructure, Inc.*	2,351	88,797
j2 Global, Inc.	3,469	256,047
LivePerson, Inc.*	4,293	81,009
Majesco*	415	2,967
MicroStrategy, Inc., Class A*	704	91,267
MINDBODY, Inc., Class A*	3,225	89,526
Mitek Systems, Inc.*	2,421	23,169
MobileIron, Inc.*	5,361	26,054
Model N, Inc.*	1,910	26,224
Monotype Imaging Holdings, Inc.	3,067	52,906
New Relic, Inc.*	3,281	286,070
NextGen Healthcare Information Systems LLC*	3,935	69,059
OneSpan, Inc.*	2,332	39,574
Park City Group, Inc.*	986	8,006
Paylocity Holding Corp.*	2,145	143,887
Progress Software Corp.	3,354	117,927
PROS Holdings, Inc.*	2,303	74,088
Q2 Holdings, Inc.*	2,710	147,126
QAD, Inc., Class A	760	32,247
Qualys, Inc.*	2,496	196,585
Rapid7, Inc.*	2,703	85,955
Rimini Street, Inc.*	724	3,721
SailPoint Technologies Holding, Inc.*	3,881	101,022
SecureWorks Corp., Class A*	635	11,436
SendGrid, Inc.*	2,140	97,605
ShotSpotter, Inc.*	543	20,683
SPS Commerce, Inc.*	1,250	106,538
Telaria, Inc.*	3,249	9,747
Telenav, Inc.*	2,292	9,581
Tenable Holdings, Inc.*	933	26,572
TiVo Corp.	8,939	88,496
Trade Desk, Inc. (The), Class A*	2,408	343,020
Upland Software, Inc.*	1,164	32,685
Varonis Systems, Inc.*	2,090	121,032
Verint Systems, Inc.*	4,713	214,112
Veritone, Inc.*	595	3,516
VirnetX Holding Corp.*	4,071	12,905
Workiva, Inc.*	2,109	78,898
Yext, Inc.*	6,010	87,265
Zix Corp.*	3,867	25,754
Zscaler, Inc.*	1,031	40,477
		7,502,331
Specialty Retail - 2.6%
Aaron’s, Inc.	5,125	239,850
Abercrombie & Fitch Co., Class A	5,036	105,303
American Eagle Outfitters, Inc.	11,942	249,946
America’s Car-Mart, Inc.*	447	33,172
Asbury Automotive Group, Inc.*	1,491	103,058
Ascena Retail Group, Inc.*	12,962	39,146
At Home Group, Inc.*	3,273	93,280
Barnes & Noble Education, Inc.*	2,842	18,956
Barnes & Noble, Inc.	4,412	33,399
Bed Bath & Beyond, Inc.	9,957	128,246
Big 5 Sporting Goods Corp.	1,486	5,483
Boot Barn Holdings, Inc.*	2,048	46,367
Buckle, Inc. (The)	2,132	40,721
Caleres, Inc.	3,116	94,197
Camping World Holdings, Inc., Class A	2,399	45,269
Carvana Co.*	2,396	103,723
Cato Corp. (The), Class A	1,678	25,355
Chico’s FAS, Inc.	9,463	51,100
Children’s Place, Inc. (The)	1,195	154,920
Citi Trends, Inc.	941	19,291
Conn’s, Inc.*	1,454	40,581
Container Store Group, Inc. (The)*	1,181	6,413
DSW, Inc., Class A	5,084	141,030
Express, Inc.*	5,388	33,621
Five Below, Inc.*	4,044	423,771
Francesca’s Holdings Corp.*	2,568	5,110
GameStop Corp., Class A	7,422	101,385
Genesco, Inc.*	1,439	60,093
GNC Holdings, Inc., Class A*	6,059	17,268
Group 1 Automotive, Inc.	1,419	79,748
Guess?, Inc.	4,263	101,459
Haverty Furniture Cos., Inc.	1,399	28,666
Hibbett Sports, Inc.*	1,404	21,748
Hudson Ltd., Class A*	2,945	61,109
J. Jill, Inc.*	1,216	7,503
Kirkland’s, Inc.*	1,166	12,651
Lithia Motors, Inc., Class A	1,698	140,696
Lumber Liquidators Holdings, Inc.*	2,107	26,611
MarineMax, Inc.*	1,928	40,931
Monro, Inc.	2,356	191,590
Murphy USA, Inc.*	2,227	180,432
National Vision Holdings, Inc.*	3,638	133,769
Office Depot, Inc.	41,116	132,805
Party City Holdco, Inc.*	4,196	50,142
Pier 1 Imports, Inc.	6,050	8,712
Rent-A-Center, Inc.*	3,283	48,194
RH*	1,428	165,848
RTW RetailWinds, Inc.*	2,143	7,179
Sally Beauty Holdings, Inc.*	8,924	188,386
Shoe Carnival, Inc.	786	29,794
Signet Jewelers Ltd.	4,369	230,246
Sleep Number Corp.*	2,545	97,575
Sonic Automotive, Inc., Class A	1,775	28,027
Sportsman’s Warehouse Holdings, Inc.*	2,749	12,371

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Tailored Brands, Inc.	3,677	84,203
Tile Shop Holdings, Inc.	2,976	17,588
Tilly’s, Inc., Class A	1,073	12,350
Winmark Corp.	184	27,289
Zumiez, Inc.*	1,374	27,095
		4,654,771
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	8,081	100,043
Avid Technology, Inc.*	2,033	13,093
Cray, Inc.*	2,992	78,420
Diebold Nixdorf, Inc.	5,646	18,462
Eastman Kodak Co.*	1,250	4,925
Electronics For Imaging, Inc.*	3,297	91,261
Immersion Corp.*	1,918	18,202
Stratasys Ltd.*	3,751	80,234
USA Technologies, Inc.*	4,218	20,963
		425,603
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc.*	5,010	139,278
Culp, Inc.	825	16,904
Deckers Outdoor Corp.*	2,234	297,658
Fossil Group, Inc.*	3,378	65,297
G-III Apparel Group Ltd.*	3,219	129,017
Movado Group, Inc.	1,165	43,851
Oxford Industries, Inc.	1,239	99,603
Rocky Brands, Inc.	505	13,074
Steven Madden Ltd.	6,449	207,851
Superior Group of Cos., Inc.	671	12,333
Unifi, Inc.*	1,157	32,130
Vera Bradley, Inc.*	1,678	18,492
Wolverine World Wide, Inc.	6,836	236,526
		1,312,014
Thrifts & Mortgage Finance - 1.9%
Axos Financial, Inc.*	4,382	136,718
BankFinancial Corp.	1,001	14,945
Beneficial Bancorp, Inc.	5,051	78,189
Bridgewater Bancshares, Inc.*	364	4,401
BSB Bancorp, Inc.*	624	20,486
Capitol Federal Financial, Inc.	9,539	133,928
Columbia Financial, Inc.*	3,677	57,950
Dime Community Bancshares, Inc.	2,401	43,818
Entegra Financial Corp.*	497	11,501
ESSA Bancorp, Inc.	705	11,315
Essent Group Ltd.*	7,110	274,162
Federal Agricultural Mortgage Corp., Class C	665	43,930
First Defiance Financial Corp.	1,477	41,622
Flagstar Bancorp, Inc.*	2,185	70,903
FS Bancorp, Inc.	236	11,295
Greene County Bancorp, Inc.	225	7,646
Hingham Institution for Savings	98	21,776
Home Bancorp, Inc.	579	21,990
HomeStreet, Inc.*	1,845	49,114
Impac Mortgage Holdings, Inc.*	726	2,795
Kearny Financial Corp.	7,184	95,116
LendingTree, Inc.*	589	153,340
Luther Burbank Corp.	1,508	15,683
Malvern Bancorp, Inc.*	473	9,886
Merchants Bancorp	1,193	28,501
Meridian Bancorp, Inc.	3,558	58,173
Meta Financial Group, Inc.	2,068	47,274
MGIC Investment Corp.*	26,781	313,606
Mr Cooper Group, Inc.*	1,919	29,034
NMI Holdings, Inc., Class A*	4,607	90,021
Northfield Bancorp, Inc.	3,216	45,313
Northwest Bancshares, Inc.	7,079	126,926
OceanFirst Financial Corp.	3,516	90,607
Oconee Federal Financial Corp.	71	1,860
Ocwen Financial Corp.*	8,698	18,353
OP Bancorp*	935	9,070
Oritani Financial Corp.	2,971	46,318
PCSB Financial Corp.	1,227	24,393
PDL Community Bancorp*	650	8,541
PennyMac Financial Services, Inc.	1,467	30,088
Provident Bancorp, Inc.*	319	8,670
Provident Financial Services, Inc.	4,591	117,897
Prudential Bancorp, Inc.	658	11,679
Radian Group, Inc.	15,995	294,308
Riverview Bancorp, Inc.	1,570	12,780
SI Financial Group, Inc.	821	11,174
Southern Missouri Bancorp, Inc.	526	19,110
Sterling Bancorp, Inc.	1,620	13,657
Territorial Bancorp, Inc.	577	16,069
Timberland Bancorp, Inc.	483	13,669
TrustCo Bank Corp.	6,930	54,678
United Community Financial Corp.	3,589	34,347
United Financial Bancorp, Inc.	3,755	61,507
Walker & Dunlop, Inc.	2,049	96,774
Washington Federal, Inc.	6,181	178,075
Waterstone Financial, Inc.	1,887	31,626
Western New England Bancorp, Inc.	1,993	19,790
WSFS Financial Corp.	2,232	93,900
		3,390,297
Tobacco - 0.1%
22nd Century Group, Inc.*	8,599	26,141
Pyxus International, Inc.*	622	8,888
Turning Point Brands, Inc.	586	17,463
Universal Corp.	1,828	115,895
Vector Group Ltd.	7,574	95,433
		263,820
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	4,137	77,155
Applied Industrial Technologies, Inc.	2,825	184,275
Beacon Roofing Supply, Inc.*	5,046	175,904
BlueLinx Holdings, Inc.*	660	17,886
BMC Stock Holdings, Inc.*	4,989	84,863
CAI International, Inc.*	1,274	31,226
DXP Enterprises, Inc.*	1,178	42,679
EnviroStar, Inc.	277	9,806
Foundation Building Materials, Inc.*	1,091	10,670
GATX Corp.	2,782	232,325
General Finance Corp.*	722	9,855
GMS, Inc.*	2,411	45,303
H&E Equipment Services, Inc.	2,350	52,052
Herc Holdings, Inc.*	1,778	63,421
Kaman Corp.	2,044	116,038
Lawson Products, Inc.*	495	15,246
MRC Global, Inc.*	6,222	97,872
Nexeo Solutions, Inc.*	2,427	23,615
NOW, Inc.*	7,986	107,731
Rush Enterprises, Inc., Class A	2,225	84,772
Rush Enterprises, Inc., Class B	328	12,690
SiteOne Landscape Supply, Inc.*	2,956	182,208
Systemax, Inc.	905	25,240
Textainer Group Holdings Ltd.*	2,019	22,512
Titan Machinery, Inc.*	1,395	24,454
Triton International Ltd.	3,870	131,890
Veritiv Corp.*	852	25,858
Willis Lease Finance Corp.*	228	8,400
		1,915,946

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Water Utilities - 0.4%
American States Water Co.	2,709	181,720
AquaVenture Holdings Ltd.*	807	15,155
Artesian Resources Corp., Class A	587	21,343
Cadiz, Inc.*	1,673	18,119
California Water Service Group	3,555	162,535
Connecticut Water Service, Inc.	893	62,135
Consolidated Water Co. Ltd.	1,089	13,493
Global Water Resources, Inc.	801	8,146
Middlesex Water Co.	1,178	61,068
Pure Cycle Corp.*	1,265	13,282
SJW Group	1,275	71,451
York Water Co. (The)	953	31,563
		660,010
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.*	3,037	76,047
Gogo, Inc.*	4,270	18,062
NII Holdings, Inc.*	6,573	35,560
Shenandoah Telecommunications Co.	3,456	172,662
Spok Holdings, Inc.	1,355	19,742
		322,073
TOTAL COMMON STOCKS (Cost $158,756,294)		150,331,230

	Number of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Tobira Therapeutics, Inc., CVR*(d)(e)	756	—
XOMA Corp., expiring 12/14/2018*(d)(e)	56	113
		113
Food Products - 0.0%(b)
Schuman, Inc., CVR*(d)(e)	2,369	4,738

Health Care Equipment & Supplies - 0.0%
Pulse Biosciences, Inc., expiring 12/6/2018*(d)(e)	752	—

Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR*(d)(e)	2	—
Omthera Pharmaceuticals, Inc., CVR*(d)(e)	3,327	—
		—
TOTAL RIGHTS (Cost $—)		4,851

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 16.4%

REPURCHASE AGREEMENTS(f) - 16.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $29,757,810 (Cost $29,752,209)	29,752,209	29,752,209

Total Investments - 99.6% (Cost $188,508,503)		180,088,290
Other Assets Less Liabilities - 0.4%		794,311
Net Assets - 100.0%		180,882,601

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,953,920.

(b)         Represents less than 0.05% of net assets.

(c)          Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)         Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to $4,851, which represents approximately 0.00% of net assets of the Fund.

(e)          Illiquid security.

(f)           The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                                             Contingent Value Rights - No defined expiration

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,492,573
Aggregate gross unrealized depreciation	(23,918,848)
Net unrealized depreciation	$(9,426,275)
Federal income tax cost	$188,786,449

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	163	12/21/2018	USD	$12,502,100	$180,809

Swap Agreements(1)

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
19,968,717	11/6/2020	Bank of America NA	2.42%	Russell 2000® Index	(265,769)	248,050	17,719	—

7,060,708	11/6/2019	BNP Paribas SA	2.22%	Russell 2000® Index	103,464	—	(468)	102,996

33,592,061	11/6/2019	Citibank NA	2.37%	Russell 2000® Index	57,190	—	—	57,190

7,298,877	11/6/2019	Credit Suisse International	2.62%	Russell 2000® Index	718,006	—	(570,000)	148,006

27,938,484	11/6/2019	Deutsche Bank AG	2.47%	Russell 2000® Index	(161,614)	136,238	25,376	—

11,467,050	11/6/2019	Goldman Sachs International	2.47%	Russell 2000® Index	48,642	—	—	48,642

3,350,758	11/6/2019	Morgan Stanley & Co. International plc	2.22%	iShares® Russell 2000 ETF	64,955
5,202,703	11/6/2019	Morgan Stanley & Co. International plc	2.42%	Russell 2000® Index	786,819
8,553,461					851,773	(851,773)	—	—
66,500,229	11/6/2019	Societe Generale	2.62%	Russell 2000® Index	(2,332,979)	1,772,409	560,570	—

16,559,597	11/6/2019	UBS AG	2.32%	Russell 2000® Index	72,362	—	—	72,362

198,939,184					(908,925)
				Total Unrealized Appreciation	1,851,437
				Total Unrealized Depreciation	(2,760,362)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 68.5%

Aerospace & Defense - 1.7%
Arconic, Inc.	31,684	680,572
Boeing Co. (The)	39,382	13,656,102
General Dynamics Corp.	20,526	3,795,052
Harris Corp.	8,658	1,237,661
Huntington Ingalls Industries, Inc.	3,188	687,014
L3 Technologies, Inc.	5,775	1,058,500
Lockheed Martin Corp.	18,264	5,487,054
Northrop Grumman Corp.	12,833	3,335,040
Raytheon Co.	21,027	3,686,874
Textron, Inc.	18,310	1,027,924
TransDigm Group, Inc.*	3,571	1,291,524
United Technologies Corp.	59,592	7,260,735
		43,204,052
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	10,217	943,336
Expeditors International of Washington, Inc.	12,849	977,680
FedEx Corp.	17,934	4,106,886
United Parcel Service, Inc., Class B	51,113	5,892,818
		11,920,720
Airlines - 0.3%
Alaska Air Group, Inc.	9,079	665,128
American Airlines Group, Inc.	30,209	1,213,193
Delta Air Lines, Inc.	46,371	2,815,183
Southwest Airlines Co.	38,016	2,076,054
United Continental Holdings, Inc.*	16,875	1,631,813
		8,401,371
Auto Components - 0.1%
Aptiv plc	19,514	1,403,056
BorgWarner, Inc.	15,400	609,532
Goodyear Tire & Rubber Co. (The)	17,468	404,559
		2,417,147
Automobiles - 0.3%
Ford Motor Co.	288,583	2,715,566
General Motors Co.	96,724	3,670,676
Harley-Davidson, Inc.	12,274	519,067
		6,905,309
Banks - 4.1%
Bank of America Corp.	684,733	19,446,417
BB&T Corp.	57,086	2,917,095
Citigroup, Inc.	185,508	12,019,063
Citizens Financial Group, Inc.	35,082	1,275,582
Comerica, Inc.	11,918	943,667
Fifth Third Bancorp	49,115	1,371,782
Huntington Bancshares, Inc.	81,396	1,187,568
JPMorgan Chase & Co.	247,744	27,546,655
KeyCorp	77,551	1,422,285
M&T Bank Corp.	10,601	1,791,675
People’s United Financial, Inc.	27,473	463,195
PNC Financial Services Group, Inc. (The)	34,225	4,647,070
Regions Financial Corp.	76,211	1,253,671
SunTrust Banks, Inc.	33,966	2,129,329
SVB Financial Group*	3,924	999,874
US Bancorp	112,880	6,147,445
Wells Fargo & Co.	319,511	17,343,057
Zions Bancorp NA	14,329	697,249
		103,602,679
Beverages - 1.3%
Brown-Forman Corp., Class B	12,425	592,921
Coca-Cola Co. (The)	282,152	14,220,461
Constellation Brands, Inc., Class A	12,377	2,422,922
Molson Coors Brewing Co., Class B	13,794	907,231
Monster Beverage Corp.*	29,321	1,749,877
PepsiCo, Inc.	104,254	12,712,733
		32,606,145
Biotechnology - 1.8%
AbbVie, Inc.	111,625	10,522,889
Alexion Pharmaceuticals, Inc.*	16,428	2,023,108
Amgen, Inc.	47,715	9,936,649
Biogen, Inc.*	14,851	4,956,076
Celgene Corp.*	51,845	3,744,246
Gilead Sciences, Inc.	95,559	6,874,514
Incyte Corp.*	13,009	835,828
Regeneron Pharmaceuticals, Inc.*	5,714	2,089,324
Vertex Pharmaceuticals, Inc.*	18,840	3,406,084
		44,388,718
Building Products - 0.2%
Allegion plc	7,002	641,313
AO Smith Corp.	10,655	504,834
Fortune Brands Home & Security, Inc.	10,498	459,812
Johnson Controls International plc	68,179	2,371,266
Masco Corp.	22,665	718,254
		4,695,479
Capital Markets - 1.9%
Affiliated Managers Group, Inc.	3,940	437,813
Ameriprise Financial, Inc.	10,455	1,356,536
Bank of New York Mellon Corp. (The)	67,815	3,479,588
BlackRock, Inc.	9,060	3,877,771
Cboe Global Markets, Inc.	8,241	886,897
Charles Schwab Corp. (The)	88,635	3,970,848
CME Group, Inc.	26,088	4,958,807
E*TRADE Financial Corp.	19,142	1,000,935
Franklin Resources, Inc.	22,533	763,643
Goldman Sachs Group, Inc. (The)	25,882	4,935,439
Intercontinental Exchange, Inc.	42,271	3,454,386
Invesco Ltd.	30,284	616,279
Moody’s Corp.	12,303	1,957,038
Morgan Stanley	97,746	4,338,945
MSCI, Inc.	6,553	1,029,411
Nasdaq, Inc.	8,489	775,216
Northern Trust Corp.	16,458	1,633,127
Raymond James Financial, Inc.	9,680	771,786
S&P Global, Inc.	18,540	3,390,224
State Street Corp.	27,969	2,042,296
T. Rowe Price Group, Inc.	17,928	1,781,326
		47,458,311
Chemicals - 1.3%
Air Products & Chemicals, Inc.	16,162	2,599,981
Albemarle Corp.	7,992	769,789
CF Industries Holdings, Inc.	17,214	726,259
DowDuPont, Inc.	170,087	9,839,533
Eastman Chemical Co.	10,412	820,674
Ecolab, Inc.	18,744	3,008,224
FMC Corp.	9,928	821,443
International Flavors & Fragrances, Inc.	7,465	1,057,268
Linde plc	40,592	6,456,158
LyondellBasell Industries NV, Class A	23,530	2,195,584
Mosaic Co. (The)	26,142	941,112
PPG Industries, Inc.	17,843	1,950,775
Sherwin-Williams Co. (The)	6,058	2,569,016
		33,755,816

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.3%
Cintas Corp.	6,347	1,189,301
Copart, Inc.*	15,066	771,078
Republic Services, Inc.	16,071	1,242,931
Rollins, Inc.	7,239	460,111
Stericycle, Inc.*	21	1,009
Waste Management, Inc.	29,073	2,725,594
		6,390,024
Communications Equipment - 0.8%
Arista Networks, Inc.*	3,805	907,416
Cisco Systems, Inc.	336,973	16,130,898
F5 Networks, Inc.*	4,485	771,285
Juniper Networks, Inc.	25,416	729,693
Motorola Solutions, Inc.	11,958	1,569,488
		20,108,780
Construction & Engineering - 0.1%
Fluor Corp.	10,365	424,239
Jacobs Engineering Group, Inc.	8,788	577,108
Quanta Services, Inc.*	10,969	385,012
		1,386,359
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,643	885,373
Vulcan Materials Co.	9,749	1,030,567
		1,915,940
Consumer Finance - 0.5%
American Express Co.	52,046	5,843,204
Capital One Financial Corp.	35,267	3,162,745
Discover Financial Services	25,259	1,800,967
Synchrony Financial	50,230	1,304,975
		12,111,891
Containers & Packaging - 0.2%
Avery Dennison Corp.	6,443	621,105
Ball Corp.	25,348	1,244,840
International Paper Co.	30,140	1,392,167
Packaging Corp. of America	6,966	681,414
Sealed Air Corp.	11,703	427,511
Westrock Co.	18,807	885,998
		5,253,035
Distributors - 0.1%
Genuine Parts Co.	10,822	1,122,349
LKQ Corp.*	23,446	652,737
		1,775,086
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	15,152	409,256

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	143,699	31,360,870
Jefferies Financial Group, Inc.	21,375	467,044
		31,827,914
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	535,310	16,723,085
CenturyLink, Inc.	70,064	1,317,203
Verizon Communications, Inc.	304,578	18,366,053
		36,406,341
Electric Utilities - 1.3%
Alliant Energy Corp.	17,235	782,297
American Electric Power Co., Inc.	36,333	2,824,527
Duke Energy Corp.	52,510	4,650,811
Edison International	24,017	1,328,620
Entergy Corp.	13,333	1,160,771
Evergy, Inc.	20,029	1,189,122
Eversource Energy	23,361	1,596,491
Exelon Corp.	71,202	3,303,061
FirstEnergy Corp.	35,818	1,354,995
NextEra Energy, Inc.	34,762	6,316,603
PG&E Corp.*	38,118	1,005,553
Pinnacle West Capital Corp.	8,253	737,488
PPL Corp.	51,568	1,577,465
Southern Co. (The)	74,759	3,538,343
Xcel Energy, Inc.	37,524	1,968,134
		33,334,281
Electrical Equipment - 0.3%
AMETEK, Inc.	17,093	1,255,139
Eaton Corp. plc	31,941	2,457,541
Emerson Electric Co.	46,325	3,127,864
Rockwell Automation, Inc.	9,080	1,583,007
		8,423,551
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	22,142	1,947,167
Corning, Inc.	59,708	1,923,792
FLIR Systems, Inc.	10,170	466,396
IPG Photonics Corp.*	2,658	377,835
Keysight Technologies, Inc.*	13,812	853,858
TE Connectivity Ltd.	25,683	1,975,793
		7,544,841
Energy Equipment & Services - 0.4%
Baker Hughes a GE Co.	37,475	855,180
Halliburton Co.	64,859	2,038,518
Helmerich & Payne, Inc.	8,027	486,436
National Oilwell Varco, Inc.	28,208	905,759
Schlumberger Ltd.	102,027	4,601,418
TechnipFMC plc	31,492	727,150
		9,614,461
Entertainment - 1.4%
Activision Blizzard, Inc.	56,204	2,803,455
Electronic Arts, Inc.*	22,471	1,889,137
Netflix, Inc.*	32,099	9,184,487
Take-Two Interactive Software, Inc.*	8,395	920,680
Twenty-First Century Fox, Inc., Class A	77,696	3,843,621
Twenty-First Century Fox, Inc., Class B	35,906	1,760,471
Viacom, Inc., Class B	26,057	804,119
Walt Disney Co. (The)	109,628	12,660,938
		33,866,908
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	7,799	970,975
American Tower Corp.	32,497	5,345,432
Apartment Investment & Management Co., Class A	11,598	546,150
AvalonBay Communities, Inc.	10,185	1,940,955
Boston Properties, Inc.	11,380	1,493,056
Crown Castle International Corp.	30,579	3,513,527
Digital Realty Trust, Inc.	15,193	1,747,803
Duke Realty Corp.	26,335	749,494
Equinix, Inc.	5,859	2,257,356
Equity Residential	27,145	1,934,081
Essex Property Trust, Inc.	4,869	1,278,161
Extra Space Storage, Inc.	9,328	895,301
Federal Realty Investment Trust	5,419	715,796
HCP, Inc.	34,635	1,013,420
Host Hotels & Resorts, Inc.	54,676	1,038,844
Iron Mountain, Inc.	21,090	716,427
Kimco Realty Corp.	31,061	507,847
Macerich Co. (The)	7,801	392,312
Mid-America Apartment Communities, Inc.	8,393	869,179
Prologis, Inc.	46,404	3,124,845
Public Storage	11,043	2,355,030

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Realty Income Corp.	21,378	1,370,116
Regency Centers Corp.	12,489	795,050
SBA Communications Corp.*	8,467	1,446,248
Simon Property Group, Inc.	22,794	4,232,618
SL Green Realty Corp.	6,381	615,256
UDR, Inc.	19,732	840,978
Ventas, Inc.	26,271	1,667,946
Vornado Realty Trust	12,762	918,354
Welltower, Inc.	27,423	1,983,506
Weyerhaeuser Co.	55,850	1,474,999
		48,751,062
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	32,325	7,476,126
Kroger Co. (The)	58,727	1,741,843
Sysco Corp.	35,251	2,375,917
Walgreens Boots Alliance, Inc.	62,179	5,264,696
Walmart, Inc.	105,784	10,329,808
		27,188,390
Food Products - 0.8%
Archer-Daniels-Midland Co.	41,265	1,899,015
Campbell Soup Co.	14,188	556,170
Conagra Brands, Inc.	34,578	1,118,252
General Mills, Inc.	43,928	1,858,594
Hershey Co. (The)	10,304	1,115,923
Hormel Foods Corp.	20,043	903,739
JM Smucker Co. (The)	8,388	876,630
Kellogg Co.	18,652	1,187,200
Kraft Heinz Co. (The)	45,840	2,343,341
Lamb Weston Holdings, Inc.	10,739	823,681
McCormick & Co., Inc. (Non-Voting)	8,937	1,340,550
Mondelez International, Inc., Class A	108,104	4,862,518
Tyson Foods, Inc., Class A	21,816	1,286,053
		20,171,666
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	129,318	9,575,998
ABIOMED, Inc.*	3,310	1,101,171
Align Technology, Inc.*	5,390	1,239,107
Baxter International, Inc.	36,623	2,510,507
Becton Dickinson and Co.	19,725	4,985,494
Boston Scientific Corp.*	101,941	3,840,117
Cooper Cos., Inc. (The)	3,624	1,010,480
Danaher Corp.	45,391	4,972,130
DENTSPLY SIRONA, Inc.	16,392	619,290
Edwards Lifesciences Corp.*	15,438	2,501,110
Hologic, Inc.*	20,060	890,865
IDEXX Laboratories, Inc.*	6,384	1,300,804
Intuitive Surgical, Inc.*	8,389	4,453,468
Medtronic plc	99,551	9,709,209
ResMed, Inc.	10,526	1,176,702
Stryker Corp.	22,879	4,014,349
Varian Medical Systems, Inc.*	6,747	832,512
Zimmer Biomet Holdings, Inc.	14,997	1,754,949
		56,488,262
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	11,804	1,049,376
Anthem, Inc.	19,163	5,558,611
Cardinal Health, Inc.	22,767	1,248,315
Centene Corp.*	15,133	2,152,669
Cigna Corp.	17,940	4,007,437
CVS Health Corp.	94,686	7,593,805
DaVita, Inc.*	9,353	617,859
Express Scripts Holding Co.*	41,442	4,205,120
HCA Healthcare, Inc.	19,893	2,864,393
Henry Schein, Inc.*	11,285	1,006,622
Humana, Inc.	10,152	3,344,779
Laboratory Corp. of America Holdings*	7,514	1,094,339
McKesson Corp.	14,722	1,832,889
Quest Diagnostics, Inc.	10,073	892,166
UnitedHealth Group, Inc.	70,947	19,961,648
Universal Health Services, Inc., Class B	6,347	875,822
WellCare Health Plans, Inc.*	3,683	938,723
		59,244,573
Health Care Technology - 0.1%
Cerner Corp.*	24,255	1,404,607

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	29,729	1,792,361
Chipotle Mexican Grill, Inc.*	1,804	853,671
Darden Restaurants, Inc.	9,145	1,010,888
Hilton Worldwide Holdings, Inc.	21,979	1,660,294
Marriott International, Inc., Class A	21,232	2,442,317
McDonald’s Corp.	57,188	10,780,510
MGM Resorts International	37,670	1,015,583
Norwegian Cruise Line Holdings Ltd.*	16,174	830,050
Royal Caribbean Cruises Ltd.	12,631	1,428,187
Starbucks Corp.	91,318	6,092,737
Wynn Resorts Ltd.	7,210	788,774
Yum! Brands, Inc.	23,395	2,157,487
		30,852,859
Household Durables - 0.2%
DR Horton, Inc.	25,292	941,368
Garmin Ltd.	8,905	593,607
Leggett & Platt, Inc.	9,599	371,865
Lennar Corp., Class A	21,507	918,994
Mohawk Industries, Inc.*	4,671	598,168
Newell Brands, Inc.	32,041	749,760
PulteGroup, Inc.	19,259	510,749
Whirlpool Corp.	4,762	600,631
		5,285,142
Household Products - 1.1%
Church & Dwight Co., Inc.	18,086	1,197,112
Clorox Co. (The)	9,441	1,563,618
Colgate-Palmolive Co.	63,962	4,062,866
Kimberly-Clark Corp.	25,626	2,956,472
Procter & Gamble Co. (The)	183,486	17,341,262
		27,121,330
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	48,773	755,494
NRG Energy, Inc.	22,367	859,564
		1,615,058
Industrial Conglomerates - 1.0%
3M Co.	43,241	8,990,669
General Electric Co.	640,652	4,804,890
Honeywell International, Inc.	54,742	8,033,388
Roper Technologies, Inc.	7,617	2,266,743
		24,095,690
Insurance - 1.6%
Aflac, Inc.	56,598	2,588,793
Allstate Corp. (The)	25,523	2,276,396
American International Group, Inc.	65,489	2,832,399
Aon plc	17,889	2,953,653
Arthur J Gallagher & Co.	13,459	1,037,285
Assurant, Inc.	3,892	378,458
Brighthouse Financial, Inc.*	8,829	355,456
Chubb Ltd.	34,147	4,566,820
Cincinnati Financial Corp.	11,154	911,616
Everest Re Group Ltd.	3,013	669,127

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	26,422	1,167,588
Lincoln National Corp.	15,972	1,005,757
Loews Corp.	20,494	984,942
Marsh & McLennan Cos., Inc.	37,222	3,301,591
MetLife, Inc.	73,334	3,272,897
Principal Financial Group, Inc.	19,520	962,726
Progressive Corp. (The)	42,980	2,849,144
Prudential Financial, Inc.	30,739	2,882,089
Torchmark Corp.	7,642	660,345
Travelers Cos., Inc. (The)	19,733	2,572,591
Unum Group	16,122	578,941
Willis Towers Watson plc	9,643	1,537,576
		40,346,190
Interactive Media & Services - 3.0%
Alphabet, Inc., Class A*	22,031	24,446,699
Alphabet, Inc., Class C*	22,700	24,843,561
Facebook, Inc., Class A*	177,773	24,996,662
TripAdvisor, Inc.*	7,542	483,140
Twitter, Inc.*	53,067	1,668,957
		76,439,019
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*	30,199	51,041,444
Booking Holdings, Inc.*	3,499	6,619,688
eBay, Inc.*	68,564	2,046,636
Expedia Group, Inc.	8,765	1,058,724
		60,766,492
IT Services - 3.2%
Accenture plc, Class A	47,231	7,770,444
Akamai Technologies, Inc.*	12,494	858,963
Alliance Data Systems Corp.	3,479	697,053
Automatic Data Processing, Inc.	32,292	4,760,487
Broadridge Financial Solutions, Inc.	8,574	907,729
Cognizant Technology Solutions Corp., Class A	42,770	3,046,507
DXC Technology Co.	20,725	1,306,504
Fidelity National Information Services, Inc.	24,242	2,616,924
Fiserv, Inc.*	29,848	2,361,872
FleetCor Technologies, Inc.*	6,512	1,259,421
Gartner, Inc.*	6,695	1,025,607
Global Payments, Inc.	11,657	1,303,369
International Business Machines Corp.	67,283	8,361,258
Jack Henry & Associates, Inc.	5,692	795,172
Mastercard, Inc., Class A	67,249	13,521,756
Paychex, Inc.	23,602	1,670,078
PayPal Holdings, Inc.*	87,256	7,487,437
Total System Services, Inc.	12,374	1,081,116
VeriSign, Inc.*	7,908	1,234,123
Visa, Inc., Class A	130,966	18,559,192
Western Union Co. (The)	32,966	617,453
		81,242,465
Leisure Products - 0.0%(b)
Hasbro, Inc.	8,606	783,146
Mattel, Inc.*	25,365	352,574
		1,135,720
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	23,495	1,699,863
Illumina, Inc.*	10,840	3,658,500
IQVIA Holdings, Inc.*	11,944	1,493,836
Mettler-Toledo International, Inc.*	1,858	1,182,914
PerkinElmer, Inc.	8,164	710,758
Thermo Fisher Scientific, Inc.	29,695	7,410,387
Waters Corp.*	5,684	1,128,729
		17,284,987
Machinery - 1.1%
Caterpillar, Inc.	43,811	5,943,838
Cummins, Inc.	11,072	1,672,536
Deere & Co.	23,712	3,672,515
Dover Corp.	10,890	924,452
Flowserve Corp.	9,648	468,025
Fortive Corp.	22,672	1,724,659
Illinois Tool Works, Inc.	22,745	3,162,692
Ingersoll-Rand plc	18,079	1,871,538
PACCAR, Inc.	25,841	1,607,827
Parker-Hannifin Corp.	9,756	1,678,422
Pentair plc	11,894	507,874
Snap-on, Inc.	4,160	691,559
Stanley Black & Decker, Inc.	11,278	1,475,726
Xylem, Inc.	13,240	966,255
		26,367,918
Media - 0.9%
CBS Corp. (Non-Voting), Class B	24,954	1,352,008
Charter Communications, Inc., Class A*	13,158	4,331,614
Comcast Corp., Class A	337,056	13,148,554
Discovery, Inc., Class A*	11,519	353,864
Discovery, Inc., Class C*	26,511	740,452
DISH Network Corp., Class A*	16,886	553,185
Interpublic Group of Cos., Inc. (The)	28,291	664,838
News Corp., Class A	28,263	366,854
News Corp., Class B	9,124	122,262
Omnicom Group, Inc.	16,536	1,272,776
		22,906,407
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	106,812	1,275,335
Newmont Mining Corp.	39,317	1,271,512
Nucor Corp.	23,322	1,408,882
		3,955,729
Multiline Retail - 0.3%
Dollar General Corp.	19,571	2,172,185
Dollar Tree, Inc.*	17,539	1,521,859
Kohl’s Corp.	12,285	825,184
Macy’s, Inc.	22,625	774,228
Nordstrom, Inc.	8,451	446,804
Target Corp.	38,799	2,753,177
		8,493,437
Multi-Utilities - 0.7%
Ameren Corp.	17,988	1,234,337
CenterPoint Energy, Inc.	36,274	1,016,035
CMS Energy Corp.	20,884	1,087,848
Consolidated Edison, Inc.	22,930	1,842,425
Dominion Energy, Inc.	48,189	3,590,081
DTE Energy Co.	13,399	1,604,396
NiSource, Inc.	26,762	707,052
Public Service Enterprise Group, Inc.	37,246	2,082,051
SCANA Corp.	10,518	490,770
Sempra Energy	20,156	2,322,374
WEC Energy Group, Inc.	23,256	1,685,595
		17,662,964
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.	37,747	1,996,816
Apache Corp.	28,198	990,596
Cabot Oil & Gas Corp.	32,522	818,254
Chevron Corp.	141,246	16,799,799
Cimarex Energy Co.	7,029	576,237
Concho Resources, Inc.*	14,761	1,923,949

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
ConocoPhillips	85,662	5,669,111
Devon Energy Corp.	34,509	932,778
Diamondback Energy, Inc.	11,132	1,228,750
EOG Resources, Inc.	42,692	4,410,511
Exxon Mobil Corp.	312,090	24,811,155
Hess Corp.	18,557	1,000,037
HollyFrontier Corp.	11,945	746,204
Kinder Morgan, Inc.	139,897	2,388,042
Marathon Oil Corp.	62,963	1,050,852
Marathon Petroleum Corp.	49,421	3,220,272
Newfield Exploration Co.*	14,728	249,640
Noble Energy, Inc.	35,612	845,429
Occidental Petroleum Corp.	56,368	3,960,979
ONEOK, Inc.	30,318	1,862,435
Phillips 66	31,481	2,944,103
Pioneer Natural Resources Co.	12,558	1,855,445
Valero Energy Corp.	31,504	2,517,170
Williams Cos., Inc. (The)	89,148	2,257,227
		85,055,791
Personal Products - 0.1%
Coty, Inc., Class A	33,206	276,938
Estee Lauder Cos., Inc. (The), Class A	16,520	2,356,743
		2,633,681
Pharmaceuticals - 3.5%
Allergan plc	23,518	3,682,919
Bristol-Myers Squibb Co.	120,289	6,430,650
Eli Lilly & Co.	70,458	8,359,137
Johnson & Johnson	197,758	29,050,650
Merck & Co., Inc.	196,043	15,554,052
Mylan NV*	38,006	1,286,883
Nektar Therapeutics*	12,716	513,599
Perrigo Co. plc	9,279	577,896
Pfizer, Inc.	432,119	19,976,861
Zoetis, Inc.	35,520	3,334,263
		88,766,910
Professional Services - 0.2%
Equifax, Inc.	8,875	911,196
IHS Markit Ltd.*	26,292	1,403,204
Nielsen Holdings plc	26,256	713,376
Robert Half International, Inc.	9,029	558,263
Verisk Analytics, Inc.*	12,142	1,497,351
		5,083,390
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	23,299	1,017,700

Road & Rail - 0.7%
CSX Corp.	60,144	4,368,259
JB Hunt Transport Services, Inc.	6,447	685,703
Kansas City Southern	7,533	776,275
Norfolk Southern Corp.	20,643	3,524,586
Union Pacific Corp.	54,510	8,382,548
		17,737,371
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	63,240	1,347,012
Analog Devices, Inc.	27,397	2,518,332
Applied Materials, Inc.	72,460	2,701,309
Broadcom, Inc.	31,825	7,555,573
Intel Corp.	339,892	16,760,075
KLA-Tencor Corp.	11,510	1,134,426
Lam Research Corp.	11,614	1,822,933
Maxim Integrated Products, Inc.	20,391	1,140,265
Microchip Technology, Inc.	17,364	1,302,300
Micron Technology, Inc.*	85,495	3,296,687
NVIDIA Corp.	44,816	7,324,279
Qorvo, Inc.*	9,258	609,269
QUALCOMM, Inc.	89,352	5,205,648
Skyworks Solutions, Inc.	13,190	959,836
Texas Instruments, Inc.	71,664	7,155,650
Xilinx, Inc.	18,641	1,723,920
		62,557,514
Software - 4.2%
Adobe, Inc.*	36,099	9,056,878
ANSYS, Inc.*	6,210	1,006,144
Autodesk, Inc.*	16,116	2,328,762
Cadence Design Systems, Inc.*	20,846	938,904
Citrix Systems, Inc.*	9,498	1,034,997
Fortinet, Inc.*	10,599	782,630
Intuit, Inc.	19,071	4,091,302
Microsoft Corp.	565,256	62,681,238
Oracle Corp.	208,359	10,159,585
Red Hat, Inc.*	13,075	2,334,672
salesforce.com, Inc.*	55,777	7,962,724
Symantec Corp.	45,815	1,012,970
Synopsys, Inc.*	10,953	1,007,019
		104,397,825
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	5,462	970,652
AutoZone, Inc.*	1,945	1,573,641
Best Buy Co., Inc.	17,919	1,157,388
CarMax, Inc.*	13,018	860,099
Foot Locker, Inc.	8,615	485,886
Gap, Inc. (The)	15,998	436,586
Home Depot, Inc. (The)	84,338	15,207,828
L Brands, Inc.	16,826	557,109
Lowe’s Cos., Inc.	59,782	5,641,627
O’Reilly Automotive, Inc.*	5,943	2,060,914
Ross Stores, Inc.	27,754	2,431,250
Tiffany & Co.	8,028	730,548
TJX Cos., Inc. (The)	92,450	4,516,183
Tractor Supply Co.	8,978	854,077
Ulta Beauty, Inc.*	4,187	1,246,847
		38,730,635
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	338,231	60,401,292
Hewlett Packard Enterprise Co.	108,480	1,627,200
HP, Inc.	116,643	2,682,789
NetApp, Inc.	19,113	1,278,086
Seagate Technology plc	19,262	829,999
Western Digital Corp.	21,481	975,023
Xerox Corp.	15,279	411,311
		68,205,700
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	26,571	422,745
Michael Kors Holdings Ltd.*	11,005	481,469
NIKE, Inc., Class B	94,388	7,090,426
PVH Corp.	5,659	625,376
Ralph Lauren Corp.	4,069	453,287
Tapestry, Inc.	21,234	826,640
Under Armour, Inc., Class A*	13,715	327,514
Under Armour, Inc., Class C*	14,060	313,960
VF Corp.	23,967	1,948,277
		12,489,694
Tobacco - 0.7%
Altria Group, Inc.	138,962	7,619,286
Philip Morris International, Inc.	114,588	9,915,300
		17,534,586
Trading Companies & Distributors - 0.1%
Fastenal Co.	21,152	1,253,468
United Rentals, Inc.*	6,100	714,493

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
WW Grainger, Inc.	3,352	1,052,662
		3,020,623
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	13,308	1,269,717

TOTAL COMMON STOCKS (Cost $1,901,691,867)		1,717,045,519

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 19.3%

REPURCHASE AGREEMENTS(c) - 19.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $484,742,029 (Cost $484,650,814)	484,650,814	484,650,814

Total Investments - 87.8% (Cost $2,386,342,681)		2,201,696,333
Other Assets Less Liabilities - 12.2%		304,588,397
Net Assets - 100.0%		2,506,284,730

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $204,646,741.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,708,427
Aggregate gross unrealized depreciation	(250,101,773)
Net unrealized depreciation	$(68,393,346)
Federal income tax cost	$2,390,710,767

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,459	12/21/2018	USD	$201,086,675	$2,864,931

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
311,870,358	11/6/2019	Bank of America NA	2.65%	S&P 500®	(3,532,328)	2,635,999	896,329	—

170,834,677	11/6/2020	BNP Paribas SA	2.87%	S&P 500®	494,384	—	—	494,384

74,911,720	11/6/2019	Citibank NA	2.72%	S&P 500®	9,547,904	(7,870,905)	—	1,676,999

782,391,945	11/6/2019	Credit Suisse International	2.92%	S&P 500®	19,007,295	—	(14,260,000)	4,747,295

191,683,136	11/6/2019	Deutsche Bank AG	2.79%	S&P 500®	54,298,835	(50,520,154)	(3,778,681)	—

58,024,951	11/6/2019	Goldman Sachs International	2.77%	S&P 500®	10,966,919
998,601,232	11/6/2019	Goldman Sachs International	2.67%	SPDR® S&P 500® ETF Trust	13,400,903
1,056,626,183					24,367,822	(18,849,065)	—	5,518,757
56,483,043	1/6/2020	Morgan Stanley & Co. International plc	2.82%	S&P 500®	(30,244,608)	30,072,066	172,542	—

366,217,749	11/6/2019	Societe Generale	2.97%	S&P 500®	15,580,679	(13,031,279)	—	2,549,400

83,462,393	11/6/2019	UBS AG	2.82%	S&P 500®	28,236,174	—	—	28,236,174

3,094,481,204					117,756,157
				Total Unrealized Appreciation	151,533,093
				Total Unrealized Depreciation	(33,776,936)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 67.9%

Aerospace & Defense - 1.5%
AAR Corp.	816	35,651
Aerojet Rocketdyne Holdings, Inc.*	1,757	61,864
Aerovironment, Inc.*	539	41,287
Axon Enterprise, Inc.*	1,473	64,031
Cubic Corp.	713	43,628
Engility Holdings, Inc.*	458	14,322
Mercury Systems, Inc.*	1,223	63,364
Moog, Inc., Class A	820	71,709
National Presto Industries, Inc.	127	16,317
Triumph Group, Inc.	1,258	21,147
		433,320
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	646	34,400
Echo Global Logistics, Inc.*	721	18,292
Forward Air Corp.	741	48,372
Hub Group, Inc., Class A*	852	37,863
		138,927
Airlines - 0.6%
Allegiant Travel Co.	323	43,414
Hawaiian Holdings, Inc.	1,282	51,460
SkyWest, Inc.	1,316	75,907
		170,781
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc.*	2,822	35,134
Cooper Tire & Rubber Co.	1,265	43,263
Cooper-Standard Holdings, Inc.*	419	30,637
Dorman Products, Inc.*	738	64,841
Fox Factory Holding Corp.*	955	60,843
Garrett Motion, Inc.*	1,873	21,539
Gentherm, Inc.*	921	42,762
LCI Industries	637	49,291
Motorcar Parts of America, Inc.*	478	8,580
Standard Motor Products, Inc.	510	26,862
Superior Industries International, Inc.	581	4,276
		388,028
Automobiles - 0.1%
Winnebago Industries, Inc.	725	18,147

Banks - 6.6%
Ameris Bancorp	1,008	43,173
Banc of California, Inc.	1,078	18,542
Banner Corp.	799	47,940
Berkshire Hills Bancorp, Inc.	1,021	34,867
Boston Private Financial Holdings, Inc.	2,136	27,106
Brookline Bancorp, Inc.	2,032	31,455
Central Pacific Financial Corp.	743	20,834
City Holding Co.	390	29,925
Columbia Banking System, Inc.	1,851	75,299
Community Bank System, Inc.	1,291	84,767
Customers Bancorp, Inc.*	736	14,359
CVB Financial Corp.	2,587	60,122
Eagle Bancorp, Inc.*	800	46,112
Fidelity Southern Corp.	557	13,218
First Bancorp/PR	5,487	49,657
First Commonwealth Financial Corp.	2,536	35,352
First Financial Bancorp	2,473	69,046
First Financial Bankshares, Inc.	1,710	112,040
First Midwest Bancorp, Inc.	2,606	61,476
Franklin Financial Network, Inc.*	307	10,346
Glacier Bancorp, Inc.	2,135	100,815
Great Western Bancorp, Inc.	1,488	55,532
Green Bancorp, Inc.	669	13,607
Hanmi Financial Corp.	821	18,423
Heritage Financial Corp.	838	29,305
Hope Bancorp, Inc.	3,119	47,409
Independent Bank Corp.	696	55,937
LegacyTexas Financial Group, Inc.	1,136	44,088
National Bank Holdings Corp., Class A	652	24,274
NBT Bancorp, Inc.	1,103	42,984
OFG Bancorp	1,106	20,107
Old National Bancorp	3,816	71,474
Opus Bank	546	11,794
Pacific Premier Bancorp, Inc.*	1,135	35,037
Preferred Bank	352	18,029
S&T Bancorp, Inc.	884	37,367
Seacoast Banking Corp. of Florida*	1,294	37,526
ServisFirst Bancshares, Inc.	1,155	45,472
Simmons First National Corp., Class A	2,331	68,531
Southside Bancshares, Inc.	833	28,430
Tompkins Financial Corp.	313	25,594
Triumph Bancorp, Inc.*	610	23,351
United Community Banks, Inc.	1,999	51,674
Veritex Holdings, Inc.*	613	15,748
Westamerica Bancorp	674	42,597
		1,850,741
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	117	24,865
MGP Ingredients, Inc.	319	21,689
		46,554
Biotechnology - 1.6%
Acorda Therapeutics, Inc.*	996	20,348
AMAG Pharmaceuticals, Inc.*	871	15,722
Cytokinetics, Inc.*	1,380	10,847
Eagle Pharmaceuticals, Inc.*	281	14,162
Emergent BioSolutions, Inc.*	1,112	80,998
Enanta Pharmaceuticals, Inc.*	397	31,419
Momenta Pharmaceuticals, Inc.*	1,978	23,420
Myriad Genetics, Inc.*	1,884	60,740
Progenics Pharmaceuticals, Inc.*	2,118	10,992
REGENXBIO, Inc.*	742	44,453
Repligen Corp.*	985	63,700
Spectrum Pharmaceuticals, Inc.*	2,497	36,107
Vanda Pharmaceuticals, Inc.*	1,328	33,253
		446,161
Building Products - 1.5%
AAON, Inc.	1,030	39,089
American Woodmark Corp.*	396	26,488
Apogee Enterprises, Inc.	714	26,025
Gibraltar Industries, Inc.*	808	29,217
Griffon Corp.	853	10,373
Insteel Industries, Inc.	458	12,613
Patrick Industries, Inc.*	589	23,395
PGT Innovations, Inc.*	1,468	28,288
Quanex Building Products Corp.	888	14,022
Simpson Manufacturing Co., Inc.	1,053	61,601
Trex Co., Inc.*	1,484	94,575
Universal Forest Products, Inc.	1,557	43,067
		408,753
Capital Markets - 0.7%
Blucora, Inc.*	1,204	37,276
Donnelley Financial Solutions, Inc.*	859	14,311

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Greenhill & Co., Inc.	442	10,400
INTL. FCStone, Inc.*	401	15,623
Investment Technology Group, Inc.	833	25,098
Piper Jaffray Cos.	383	27,335
Virtus Investment Partners, Inc.	181	17,195
Waddell & Reed Financial, Inc., Class A	2,015	41,025
WisdomTree Investments, Inc.	2,939	20,838
		209,101
Chemicals - 1.9%
AdvanSix, Inc.*	766	21,992
American Vanguard Corp.	674	11,269
Balchem Corp.	814	70,574
FutureFuel Corp.	652	11,260
Hawkins, Inc.	244	10,185
HB Fuller Co.	1,279	61,699
Ingevity Corp.*	1,062	104,087
Innophos Holdings, Inc.	495	13,731
Innospec, Inc.	617	45,498
Koppers Holdings, Inc.*	535	9,972
Kraton Corp.*	806	21,117
LSB Industries, Inc.*	513	3,935
Quaker Chemical Corp.	337	69,503
Rayonier Advanced Materials, Inc.	1,294	19,086
Stepan Co.	512	41,380
Tredegar Corp.	646	10,762
		526,050
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	1,664	52,715
Brady Corp., Class A	1,218	53,056
Essendant, Inc.	829	10,479
Interface, Inc.	1,503	24,349
LSC Communications, Inc.	843	8,447
Matthews International Corp., Class A	811	34,167
Mobile Mini, Inc.	1,128	45,594
Multi-Color Corp.	352	15,629
RR Donnelley & Sons Co.	1,779	11,261
Team, Inc.*	758	12,666
Tetra Tech, Inc.	1,398	85,222
UniFirst Corp.	390	60,220
US Ecology, Inc.	555	38,667
Viad Corp.	513	25,829
		478,301
Communications Equipment - 1.1%
ADTRAN, Inc.	1,206	15,015
Applied Optoelectronics, Inc.*	473	9,739
CalAmp Corp.*	891	15,771
Comtech Telecommunications Corp.	597	15,247
Digi International, Inc.*	688	8,146
Extreme Networks, Inc.*	2,989	19,668
Finisar Corp.*	2,961	69,139
Harmonic, Inc.*	2,173	12,212
NETGEAR, Inc.*	804	44,541
Oclaro, Inc.*	4,312	34,798
Viavi Solutions, Inc.*	5,727	58,072
		302,348
Construction & Engineering - 0.4%
Aegion Corp.*	816	15,585
Arcosa, Inc.*	1,248	34,120
Comfort Systems USA, Inc.	941	49,553
MYR Group, Inc.*	419	13,115
Orion Group Holdings, Inc.*	730	3,183
		115,556
Construction Materials - 0.1%
US Concrete, Inc.*	404	15,889

Consumer Finance - 1.1%
Encore Capital Group, Inc.*	647	18,103
Enova International, Inc.*	863	19,107
EZCORP, Inc., Class A*	1,301	12,385
FirstCash, Inc.	1,120	99,736
Green Dot Corp., Class A*	1,195	99,591
PRA Group, Inc.*	1,144	34,915
World Acceptance Corp.*	157	17,104
		300,941
Containers & Packaging - 0.1%
Myers Industries, Inc.	889	14,669

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,160	30,485

Diversified Consumer Services - 0.4%
American Public Education, Inc.*	415	13,131
Career Education Corp.*	1,761	23,756
Regis Corp.*	837	15,292
Strategic Education, Inc.	544	74,250
		126,429
Diversified Telecommunication Services - 0.9%
ATN International, Inc.	274	23,170
Cincinnati Bell, Inc.*	1,267	15,736
Cogent Communications Holdings, Inc.	1,056	51,205
Consolidated Communications Holdings, Inc.	1,800	24,768
Frontier Communications Corp.*	2,673	9,543
Iridium Communications, Inc.*	2,434	58,124
Vonage Holdings Corp.*	5,556	58,838
		241,384
Electric Utilities - 0.2%
El Paso Electric Co.	1,028	56,900

Electrical Equipment - 0.3%
AZZ, Inc.	658	31,413
Encore Wire Corp.	527	26,329
Powell Industries, Inc.	220	6,725
Vicor Corp.*	406	14,535
		79,002
Electronic Equipment, Instruments & Components - 2.8%
Anixter International, Inc.*	727	46,499
Badger Meter, Inc.	736	40,848
Bel Fuse, Inc., Class B	249	5,605
Benchmark Electronics, Inc.	1,177	28,060
Control4 Corp.*	659	14,346
CTS Corp.	836	24,252
Daktronics, Inc.	991	8,869
Electro Scientific Industries, Inc.*	862	25,343
ePlus, Inc.*	347	28,367
Fabrinet*	921	48,564
FARO Technologies, Inc.*	429	21,330
II-VI, Inc.*	1,485	55,569
Insight Enterprises, Inc.*	896	39,944
Itron, Inc.*	844	45,711
KEMET Corp.	1,449	29,675
Knowles Corp.*	2,276	34,686
Methode Electronics, Inc.	934	28,300
MTS Systems Corp.	451	23,204
OSI Systems, Inc.*	425	30,770
Park Electrochemical Corp.	486	8,656
Plexus Corp.*	814	49,687
Rogers Corp.*	464	59,698

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Sanmina Corp.*	1,717	46,428
ScanSource, Inc.*	647	24,612
TTM Technologies, Inc.*	2,331	27,716
		796,739
Energy Equipment & Services - 1.3%
Archrock, Inc.	3,269	33,344
Bristow Group, Inc.*	904	3,544
C&J Energy Services, Inc.*	1,606	27,591
CARBO Ceramics, Inc.*	540	2,473
Era Group, Inc.*	515	5,181
Exterran Corp.*	794	17,865
Geospace Technologies Corp.*	343	5,334
Gulf Island Fabrication, Inc.*	346	2,733
Helix Energy Solutions Group, Inc.*	3,517	28,839
KLX Energy Services Holdings, Inc.*	513	10,357
Matrix Service Co.*	678	13,858
Newpark Resources, Inc.*	2,288	17,595
Noble Corp. plc*	6,234	25,996
Oil States International, Inc.*	1,515	33,966
Pioneer Energy Services Corp.*	1,976	4,999
ProPetro Holding Corp.*	1,857	30,121
SEACOR Holdings, Inc.*	433	17,987
Superior Energy Services, Inc.*	3,898	21,244
TETRA Technologies, Inc.*	3,175	7,366
Unit Corp.*	1,366	28,413
US Silica Holdings, Inc.	1,957	27,770
		366,576
Entertainment - 0.1%
Marcus Corp. (The)	497	21,103

Equity Real Estate Investment Trusts (REITs) - 4.1%
Acadia Realty Trust	2,059	59,032
Agree Realty Corp.	873	52,005
American Assets Trust, Inc.	954	39,705
Armada Hoffler Properties, Inc.	1,235	18,784
CareTrust REIT, Inc.	2,046	40,961
CBL & Associates Properties, Inc.	4,362	11,385
Cedar Realty Trust, Inc.	2,229	8,002
Chatham Lodging Trust	1,159	23,168
Chesapeake Lodging Trust	1,526	45,124
Community Healthcare Trust, Inc.	437	13,783
DiamondRock Hospitality Co.	5,251	55,346
Easterly Government Properties, Inc.	1,525	27,786
EastGroup Properties, Inc.	903	90,318
Four Corners Property Trust, Inc.	1,689	46,853
Franklin Street Properties Corp.	2,709	20,859
Getty Realty Corp.	847	25,910
Global Net Lease, Inc.	1,902	38,401
Government Properties Income Trust	2,505	22,044
Hersha Hospitality Trust	915	17,477
Independence Realty Trust, Inc.	2,214	22,361
iStar, Inc.	1,717	18,338
Kite Realty Group Trust	2,114	34,902
Lexington Realty Trust	5,394	47,359
LTC Properties, Inc.	1,001	46,486
National Storage Affiliates Trust	1,428	39,941
Pennsylvania REIT	1,620	13,268
PS Business Parks, Inc.	504	71,074
Retail Opportunity Investments Corp.	2,849	51,567
RPT Realty	2,025	28,937
Saul Centers, Inc.	290	15,268
Summit Hotel Properties, Inc.	2,646	29,503
Universal Health Realty Income Trust	319	22,397
Urstadt Biddle Properties, Inc., Class A	753	15,497
Washington Prime Group, Inc.	4,700	29,375
Whitestone REIT	1,004	14,136
		1,157,352
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	665	21,985
Chefs’ Warehouse, Inc. (The)*	584	22,256
SpartanNash Co.	908	17,025
United Natural Foods, Inc.*	1,273	27,510
		88,776
Food Products - 1.1%
B&G Foods, Inc.	1,666	50,530
Calavo Growers, Inc.	395	38,820
Cal-Maine Foods, Inc.	764	35,694
Darling Ingredients, Inc.*	4,160	91,021
Dean Foods Co.	2,308	11,632
J&J Snack Foods Corp.	378	59,297
John B Sanfilippo & Son, Inc.	221	13,751
Seneca Foods Corp., Class A*	171	5,723
		306,468
Gas Utilities - 0.8%
Northwest Natural Holding Co.	726	48,155
South Jersey Industries, Inc.	2,160	67,392
Spire, Inc.	1,280	101,005
		216,552
Health Care Equipment & Supplies - 2.0%
AngioDynamics, Inc.*	937	20,136
Anika Therapeutics, Inc.*	368	12,678
CONMED Corp.	653	44,378
CryoLife, Inc.*	855	25,924
Cutera, Inc.*	350	7,175
Heska Corp.*	170	17,677
Integer Holdings Corp.*	748	66,258
Invacare Corp.	839	4,614
Lantheus Holdings, Inc.*	968	18,150
LeMaitre Vascular, Inc.	398	11,100
Meridian Bioscience, Inc.	1,071	20,285
Merit Medical Systems, Inc.*	1,383	87,198
Natus Medical, Inc.*	845	29,896
Neogen Corp.*	1,309	84,902
OraSure Technologies, Inc.*	1,545	19,621
Orthofix Medical, Inc.*	478	28,799
Surmodics, Inc.*	337	20,419
Tactile Systems Technology, Inc.*	421	23,677
Varex Imaging Corp.*	960	25,296
		568,183
Health Care Providers & Services - 2.3%
Addus HomeCare Corp.*	250	18,555
Amedisys, Inc.*	732	99,735
AMN Healthcare Services, Inc.*	1,200	76,440
BioTelemetry, Inc.*	827	58,667
Community Health Systems, Inc.*	2,937	13,951
CorVel Corp.*	234	16,310
Cross Country Healthcare, Inc.*	917	8,317
Diplomat Pharmacy, Inc.*	1,429	22,121
Ensign Group, Inc. (The)	1,237	56,123
LHC Group, Inc.*	736	77,184
Magellan Health, Inc.*	620	33,802
Owens & Minor, Inc.	1,574	12,010
Providence Service Corp. (The)*	278	19,685
Quorum Health Corp.*	632	2,787
Select Medical Holdings Corp.*	2,736	53,024
Tivity Health, Inc.*	1,011	41,410

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
US Physical Therapy, Inc.	320	38,077
		648,198
Health Care Technology - 0.7%
Computer Programs & Systems, Inc.	302	8,057
HealthStream, Inc.	645	15,893
HMS Holdings Corp.*	2,109	75,376
Omnicell, Inc.*	992	76,612
Tabula Rasa HealthCare, Inc.*	424	32,003
		207,941
Hotels, Restaurants & Leisure - 1.3%
Belmond Ltd., Class A*	2,263	41,187
BJ’s Restaurants, Inc.	531	28,844
Chuy’s Holdings, Inc.*	428	9,159
Dave & Buster’s Entertainment, Inc.	995	56,576
Dine Brands Global, Inc.	447	39,863
El Pollo Loco Holdings, Inc.*	556	8,490
Fiesta Restaurant Group, Inc.*	592	11,159
Monarch Casino & Resort, Inc.*	298	11,920
Red Robin Gourmet Burgers, Inc.*	328	11,378
Ruth’s Hospitality Group, Inc.	721	17,643
Shake Shack, Inc., Class A*	649	36,052
Sonic Corp.	866	37,628
Wingstop, Inc.	740	48,559
		358,458
Household Durables - 1.2%
Cavco Industries, Inc.*	215	35,380
Ethan Allen Interiors, Inc.	623	12,946
Installed Building Products, Inc.*	559	21,650
iRobot Corp.*	692	66,017
La-Z-Boy, Inc.	1,179	34,462
LGI Homes, Inc.*	469	21,649
M/I Homes, Inc.*	722	16,996
MDC Holdings, Inc.	1,141	33,603
Meritage Homes Corp.*	965	36,911
TopBuild Corp.*	900	45,855
Universal Electronics, Inc.*	349	12,034
William Lyon Homes, Class A*	838	10,416
		347,919
Household Products - 0.4%
Central Garden & Pet Co.*	261	8,835
Central Garden & Pet Co., Class A*	1,032	32,095
WD-40 Co.	350	61,138
		102,068
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	907	36,597

Insurance - 2.5%
Ambac Financial Group, Inc.*	1,145	20,015
American Equity Investment Life Holding Co.	2,281	77,851
AMERISAFE, Inc.	487	31,455
eHealth, Inc.*	405	15,601
Employers Holdings, Inc.	828	37,219
HCI Group, Inc.	185	10,055
Horace Mann Educators Corp.	1,036	41,730
James River Group Holdings Ltd.	756	28,773
Maiden Holdings Ltd.	1,743	4,410
Navigators Group, Inc. (The)	587	40,779
ProAssurance Corp.	1,355	59,254
RLI Corp.	986	74,758
Safety Insurance Group, Inc.	367	32,230
Selective Insurance Group, Inc.	1,486	98,626
Stewart Information Services Corp.	600	25,236
Third Point Reinsurance Ltd.*	1,885	19,453
United Fire Group, Inc.	538	28,982
United Insurance Holdings Corp.	541	10,495
Universal Insurance Holdings, Inc.	810	35,551
		692,473
Interactive Media & Services - 0.1%
QuinStreet, Inc.*	929	14,994
XO Group, Inc.*	622	21,459
		36,453
Internet & Direct Marketing Retail - 0.6%
Liquidity Services, Inc.*	649	4,206
Nutrisystem, Inc.	744	27,669
PetMed Express, Inc.	523	12,599
Shutterfly, Inc.*	845	42,242
Shutterstock, Inc.	468	17,882
Stamps.com, Inc.*	431	73,899
		178,497
IT Services - 1.3%
Cardtronics plc, Class A*	943	30,591
CSG Systems International, Inc.	847	29,704
EVERTEC, Inc.	1,525	41,678
ExlService Holdings, Inc.*	867	50,251
ManTech International Corp., Class A	667	37,552
NIC, Inc.	1,681	21,853
Perficient, Inc.*	879	22,248
Sykes Enterprises, Inc.*	1,006	27,786
Travelport Worldwide Ltd.	3,188	48,713
TTEC Holdings, Inc.	350	10,238
Unisys Corp.*	1,289	17,427
Virtusa Corp.*	691	30,632
		368,673
Leisure Products - 0.3%
Callaway Golf Co.	2,243	38,423
Nautilus, Inc.*	764	9,863
Sturm Ruger & Co., Inc.	441	23,642
Vista Outdoor, Inc.*	1,453	16,564
		88,492
Life Sciences Tools & Services - 0.3%
Cambrex Corp.*	840	40,177
Luminex Corp.	1,048	30,780
		70,957
Machinery - 3.7%
Actuant Corp., Class A	1,538	39,373
Alamo Group, Inc.	243	20,123
Albany International Corp., Class A	733	53,040
Astec Industries, Inc.	583	20,796
Barnes Group, Inc.	1,190	71,459
Briggs & Stratton Corp.	1,071	15,979
Chart Industries, Inc.*	783	49,767
CIRCOR International, Inc.*	501	16,583
EnPro Industries, Inc.	530	37,301
ESCO Technologies, Inc.	655	46,033
Federal Signal Corp.	1,521	35,683
Franklin Electric Co., Inc.	980	44,345
Greenbrier Cos., Inc. (The)	813	39,764
Harsco Corp.*	2,042	54,624
Hillenbrand, Inc.	1,574	69,744
John Bean Technologies Corp.	798	65,867
Lindsay Corp.	272	27,516
Lydall, Inc.*	439	9,715
Mueller Industries, Inc.	1,455	34,658
Proto Labs, Inc.*	683	87,895
SPX Corp.*	1,088	32,183
SPX FLOW, Inc.*	1,075	40,345
Standex International Corp.	324	25,823
Tennant Co.	457	27,351
Titan International, Inc.	1,271	8,274
Wabash National Corp.	1,445	22,455

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Watts Water Technologies, Inc., Class A	702	51,780
		1,048,476
Marine - 0.1%
Matson, Inc.	1,079	42,459

Media - 0.4%
EW Scripps Co. (The), Class A	1,451	25,581
Gannett Co., Inc.	2,855	29,607
New Media Investment Group, Inc.	1,371	18,097
Scholastic Corp.	699	32,301
TechTarget, Inc.*	549	7,900
		113,486
Metals & Mining - 0.5%
AK Steel Holding Corp.*	7,971	24,551
Century Aluminum Co.*	1,239	11,126
Haynes International, Inc.	316	10,418
Kaiser Aluminum Corp.	420	41,046
Materion Corp.	511	27,022
Olympic Steel, Inc.	231	4,241
SunCoke Energy, Inc.*	1,635	15,958
TimkenSteel Corp.*	991	10,941
		145,303
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Apollo Commercial Real Estate Finance, Inc.	2,828	53,562
ARMOUR Residential REIT, Inc.	1,059	23,446
Capstead Mortgage Corp.	2,337	18,065
Granite Point Mortgage Trust, Inc.	1,098	20,818
Invesco Mortgage Capital, Inc.	2,820	44,049
New York Mortgage Trust, Inc.	3,830	23,746
PennyMac Mortgage Investment Trust	1,540	32,417
Redwood Trust, Inc.	2,095	34,966
		251,069
Multiline Retail - 0.0%(b)
JC Penney Co., Inc.*	7,953	11,373

Multi-Utilities - 0.3%
Avista Corp.	1,659	86,301

Oil, Gas & Consumable Fuels - 1.1%
Bonanza Creek Energy, Inc.*	472	12,522
Carrizo Oil & Gas, Inc.*	2,152	36,821
Cloud Peak Energy, Inc.*	1,914	1,603
CONSOL Energy, Inc.*	707	24,292
Denbury Resources, Inc.*	11,637	26,300
Green Plains, Inc.	984	15,990
HighPoint Resources Corp.*	2,790	9,095
Laredo Petroleum, Inc.*	3,862	16,877
Par Pacific Holdings, Inc.*	707	11,962
PDC Energy, Inc.*	1,669	56,646
Penn Virginia Corp.*	339	19,713
Renewable Energy Group, Inc.*	941	25,360
REX American Resources Corp.*	144	10,021
Ring Energy, Inc.*	1,434	10,024
SRC Energy, Inc.*	6,127	35,353
		312,579
Paper & Forest Products - 0.4%
Boise Cascade Co.	983	26,128
Clearwater Paper Corp.*	416	12,817
Neenah, Inc.	425	29,274
PH Glatfelter Co.	1,106	14,102
Schweitzer-Mauduit International, Inc.	777	22,152
		104,473
Personal Products - 0.3%
Avon Products, Inc.*	11,175	23,691
Inter Parfums, Inc.	435	26,870
Medifast, Inc.	302	44,847
		95,408
Pharmaceuticals - 1.1%
Akorn, Inc.*	2,361	16,196
Amphastar Pharmaceuticals, Inc.*	876	19,027
ANI Pharmaceuticals, Inc.*	209	11,618
Assertio Therapeutics, Inc.*	1,615	8,051
Corcept Therapeutics, Inc.*	2,668	37,165
Endo International plc*	5,035	60,571
Innoviva, Inc.*	1,718	31,371
Lannett Co., Inc.*	855	5,045
Medicines Co. (The)*	1,659	36,714
Phibro Animal Health Corp., Class A	508	17,221
Supernus Pharmaceuticals, Inc.*	1,319	62,547
		305,526
Professional Services - 1.3%
Exponent, Inc.	1,315	66,171
Forrester Research, Inc.	256	11,965
FTI Consulting, Inc.*	965	67,791
Heidrick & Struggles International, Inc.	479	17,560
Kelly Services, Inc., Class A	786	18,015
Korn/Ferry International	1,438	70,419
Navigant Consulting, Inc.	1,137	29,130
Resources Connection, Inc.	758	12,765
TrueBlue, Inc.*	1,026	25,907
WageWorks, Inc.*	1,001	33,363
		353,086
Real Estate Management & Development - 0.3%
HFF, Inc., Class A	988	39,915
Marcus & Millichap, Inc.*	539	19,668
RE/MAX Holdings, Inc., Class A	448	14,771
		74,354
Road & Rail - 0.4%
ArcBest Corp.	649	26,129
Heartland Express, Inc.	1,200	24,900
Marten Transport Ltd.	980	19,090
Saia, Inc.*	649	39,141
		109,260
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc.*	988	46,476
Axcelis Technologies, Inc.*	817	16,275
Brooks Automation, Inc.	1,785	54,193
Cabot Microelectronics Corp.	709	76,203
CEVA, Inc.*	557	14,476
Cohu, Inc.	1,020	19,992
Diodes, Inc.*	1,000	34,830
DSP Group, Inc.*	493	6,049
FormFactor, Inc.*	1,866	30,770
Ichor Holdings Ltd.*	579	10,538
Kopin Corp.*	1,549	2,571
Kulicke & Soffa Industries, Inc.	1,707	36,871
MaxLinear, Inc.*	1,577	32,171
Nanometrics, Inc.*	610	19,593
PDF Solutions, Inc.*	698	6,457
Photronics, Inc.*	1,728	16,762
Power Integrations, Inc.	743	47,076
Rambus, Inc.*	2,712	23,649
Rudolph Technologies, Inc.*	806	17,103
Semtech Corp.*	1,673	89,238
SolarEdge Technologies, Inc.*	1,080	42,044
Ultra Clean Holdings, Inc.*	984	9,250
Veeco Instruments, Inc.*	1,233	10,801

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Xperi Corp.	1,240	17,484
		680,872
Software - 1.6%
8x8, Inc.*	2,358	46,476
Agilysys, Inc.*	446	7,355
Alarm.com Holdings, Inc.*	880	44,748
Bottomline Technologies DE, Inc.*	925	50,940
Ebix, Inc.	573	27,057
LivePerson, Inc.*	1,450	27,361
MicroStrategy, Inc., Class A*	238	30,854
Monotype Imaging Holdings, Inc.	1,064	18,354
NextGen Healthcare Information Systems LLC*	1,201	21,078
OneSpan, Inc.*	793	13,457
Progress Software Corp.	1,137	39,977
Qualys, Inc.*	847	66,710
SPS Commerce, Inc.*	441	37,586
TiVo Corp.	3,127	30,957
		462,910
Specialty Retail - 2.8%
Abercrombie & Fitch Co., Class A	1,692	35,380
Asbury Automotive Group, Inc.*	514	35,528
Ascena Retail Group, Inc.*	4,362	13,173
Barnes & Noble Education, Inc.*	913	6,090
Barnes & Noble, Inc.	1,439	10,893
Buckle, Inc. (The)	718	13,714
Caleres, Inc.	1,091	32,981
Cato Corp. (The), Class A	579	8,749
Chico’s FAS, Inc.	3,175	17,145
Children’s Place, Inc. (The)	414	53,671
DSW, Inc., Class A	1,723	47,796
Express, Inc.*	1,883	11,750
Francesca’s Holdings Corp.*	911	1,813
GameStop Corp., Class A	2,574	35,161
Genesco, Inc.*	503	21,005
Group 1 Automotive, Inc.	445	25,009
Guess?, Inc.	1,433	34,105
Haverty Furniture Cos., Inc.	485	9,938
Hibbett Sports, Inc.*	479	7,420
Kirkland’s, Inc.*	396	4,296
Lithia Motors, Inc., Class A	586	48,556
Lumber Liquidators Holdings, Inc.*	722	9,119
MarineMax, Inc.*	569	12,080
Monro, Inc.	831	67,577
Office Depot, Inc.	14,007	45,243
Rent-A-Center, Inc.*	1,122	16,471
RH*	494	57,373
Shoe Carnival, Inc.	264	10,013
Sleep Number Corp.*	881	33,777
Sonic Automotive, Inc., Class A	597	9,427
Tailored Brands, Inc.	1,258	28,808
Tile Shop Holdings, Inc.	985	5,821
Vitamin Shoppe, Inc.*	395	3,081
Zumiez, Inc.*	477	9,406
		782,369
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.*	2,881	35,667
Cray, Inc.*	1,031	27,023
Diebold Nixdorf, Inc.	1,922	6,285
Electronics For Imaging, Inc.*	1,121	31,029
		100,004
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc.*	1,720	47,816
Fossil Group, Inc.*	1,148	22,191
G-III Apparel Group Ltd.*	1,056	42,324
Movado Group, Inc.	418	15,733
Oxford Industries, Inc.	428	34,407
Steven Madden Ltd.	2,016	64,976
Unifi, Inc.*	366	10,164
Vera Bradley, Inc.*	549	6,050
Wolverine World Wide, Inc.	2,402	83,109
		326,770
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc.*	1,396	43,555
Dime Community Bancshares, Inc.	804	14,673
Flagstar Bancorp, Inc.*	741	24,045
HomeStreet, Inc.*	682	18,155
Meta Financial Group, Inc.	693	15,842
NMI Holdings, Inc., Class A*	1,661	32,456
Northfield Bancorp, Inc.	1,188	16,739
Northwest Bancshares, Inc.	2,606	46,726
Oritani Financial Corp.	992	15,465
Provident Financial Services, Inc.	1,553	39,881
TrustCo Bank Corp.	2,439	19,244
Walker & Dunlop, Inc.	727	34,336
		321,117
Tobacco - 0.1%
Universal Corp.	630	39,942

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	978	63,795
DXP Enterprises, Inc.*	400	14,492
Kaman Corp.	707	40,136
Veritiv Corp.*	320	9,712
		128,135
Water Utilities - 0.4%
American States Water Co.	928	62,250
California Water Service Group	1,214	55,504
		117,754
Wireless Telecommunication Services - 0.0%(b)
Spok Holdings, Inc.	457	6,658

TOTAL COMMON STOCKS (Cost $23,586,924)		19,076,626

Number of Rights

RIGHTS - 0.0%(b)

Food Products - 0.0%(b)
Schuman, Inc., CVR*(c)(d) (Cost $—)	948	1,896

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 36.8%

REPURCHASE AGREEMENTS(e) - 36.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $10,323,636 (Cost $10,321,694)	10,321,694	10,321,694

Total Investments - 104.7% (Cost $33,908,618)		29,400,216
Liabilities in excess of other assets - (4.7%)		(1,318,790)
Net Assets - 100.0%		28,081,426

See accompanying notes to the financial statements.

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,846,056.

(b)         Represents less than 0.05% of net assets.

(c)          Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to $1,896, which represents approximately 0.01% of net assets of the Fund.

(d)         Illiquid security.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                                                           Contingent Value Rights - No defined expiration

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$848,730
Aggregate gross unrealized depreciation	(8,670,844)
Net unrealized depreciation	$(7,822,114)
Federal income tax cost	$33,960,704

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
1,300,008	11/6/2020	Bank of America NA	2.59%	S&P SmallCap 600®	22,437	—	—	22,437
3,042,675	11/6/2020	Citibank NA	2.57%	S&P SmallCap 600®	52,520	—	—	52,520
2,680,015	11/6/2019	Credit Suisse International	2.52%	S&P SmallCap 600®	(6,044)	5,451	593	—
23,420,438	11/6/2019	Deutsche Bank AG	2.42%	S&P SmallCap 600®	(3,712,369)	3,623,787	88,582	—
1,160,329	11/6/2019	Morgan Stanley & Co. International plc	2.67%	S&P SmallCap 600®	295,718	(267,000)	—	28,718
3,716,816	11/6/2020	Societe Generale	2.72%	S&P SmallCap 600®	55,697	—	—	55,697
1,762,728	11/6/2020	UBS AG	2.62%	S&P SmallCap 600®	30,415	—	—	30,415

37,083,009					(3,261,626)
				Total Unrealized Appreciation	456,787
				Total Unrealized Depreciation	(3,718,413)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.9%

Aerospace & Defense - 0.7%
Curtiss-Wright Corp.	629	69,442
Esterline Technologies Corp.*	379	44,999
Teledyne Technologies, Inc.*	513	115,209
		229,650
Airlines - 0.3%
JetBlue Airways Corp.*	4,473	87,313

Auto Components - 0.6%
Adient plc	1,241	29,387
Dana, Inc.	2,066	29,978
Delphi Technologies plc	1,269	21,687
Gentex Corp.	3,845	86,590
Visteon Corp.*	420	31,004
		198,646
Automobiles - 0.2%
Thor Industries, Inc.	716	48,552

Banks - 5.9%
Associated Banc-Corp.	2,460	56,998
BancorpSouth Bank	1,284	39,534
Bank of Hawaii Corp.	601	47,930
Bank OZK	1,728	46,829
Cathay General Bancorp	1,104	43,685
Chemical Financial Corp.	1,021	48,191
Commerce Bancshares, Inc.	1,425	89,794
Cullen/Frost Bankers, Inc.	914	91,693
East West Bancorp, Inc.	2,072	111,246
First Horizon National Corp.	4,646	76,613
FNB Corp.	4,636	56,837
Fulton Financial Corp.	2,515	43,786
Hancock Whitney Corp.	1,220	49,068
Home BancShares, Inc.	2,297	45,044
International Bancshares Corp.	785	30,136
MB Financial, Inc.	1,204	55,240
PacWest Bancorp	1,750	70,420
Pinnacle Financial Partners, Inc.	1,047	60,046
Prosperity Bancshares, Inc.	949	65,851
Signature Bank	791	97,554
Sterling Bancorp	3,223	62,204
Synovus Financial Corp.	1,678	63,445
TCF Financial Corp.	2,397	53,909
Texas Capital Bancshares, Inc.*	717	42,776
Trustmark Corp.	967	31,273
UMB Financial Corp.	645	43,647
Umpqua Holdings Corp.	3,148	60,568
United Bankshares, Inc.	1,484	53,676
Valley National Bancorp	4,739	51,276
Webster Financial Corp.	1,319	79,364
Wintrust Financial Corp.	806	62,344
		1,830,977
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	123	33,768

Biotechnology - 0.7%
Exelixis, Inc.*	4,261	86,541
Ligand Pharmaceuticals, Inc.*	303	47,804
United Therapeutics Corp.*	623	73,576
		207,921
Building Products - 0.4%
Lennox International, Inc.	518	117,021

Capital Markets - 2.3%
Eaton Vance Corp.	1,688	68,752
Evercore, Inc., Class A	586	48,380
FactSet Research Systems, Inc.	548	128,501
Federated Investors, Inc., Class B	1,369	36,251
Interactive Brokers Group, Inc., Class A	1,073	62,073
Janus Henderson Group plc	2,407	56,324
Legg Mason, Inc.	1,222	35,401
MarketAxess Holdings, Inc.	537	116,921
SEI Investments Co.	1,883	101,117
Stifel Financial Corp.	1,018	49,139
		702,859
Chemicals - 2.0%
Ashland Global Holdings, Inc.	892	73,046
Cabot Corp.	880	43,296
Chemours Co. (The)	2,528	71,998
Minerals Technologies, Inc.	505	28,421
NewMarket Corp.	128	53,821
Olin Corp.	2,387	51,392
PolyOne Corp.	1,143	38,428
RPM International, Inc.	1,908	125,833
Scotts Miracle-Gro Co. (The)	563	42,777
Sensient Technologies Corp.	604	38,813
Valvoline, Inc.	2,727	57,512
		625,337
Commercial Services & Supplies - 1.2%
Brink’s Co. (The)	728	51,557
Clean Harbors, Inc.*	730	47,107
Deluxe Corp.	681	34,288
Healthcare Services Group, Inc.	1,054	49,749
Herman Miller, Inc.	851	28,815
HNI Corp.	625	24,094
MSA Safety, Inc.	500	54,495
Pitney Bowes, Inc.	2,688	22,687
Stericycle, Inc.*	1,219	58,597
		371,389
Communications Equipment - 1.0%
ARRIS International plc*	2,423	74,871
Ciena Corp.*	2,039	66,512
InterDigital, Inc.	498	37,479
Lumentum Holdings, Inc.*	898	39,934
NetScout Systems, Inc.*	1,036	27,744
Plantronics, Inc.	471	21,558
ViaSat, Inc.*	800	55,312
		323,410
Construction & Engineering - 1.0%
AECOM*	2,299	73,936
Dycom Industries, Inc.*	447	29,618
EMCOR Group, Inc.	832	60,620
Granite Construction, Inc.	653	33,061
KBR, Inc.	2,011	37,344
MasTec, Inc.*	929	41,889
Valmont Industries, Inc.	320	41,773
		318,241
Construction Materials - 0.2%
Eagle Materials, Inc.	683	49,859

Consumer Finance - 0.3%
Navient Corp.	3,367	38,721
SLM Corp.*	6,224	63,920
		102,641
Containers & Packaging - 1.1%
AptarGroup, Inc.	889	92,501
Bemis Co., Inc.	1,301	63,437
Greif, Inc., Class A	371	19,021
Owens-Illinois, Inc.*	2,277	41,874

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Silgan Holdings, Inc.	1,107	28,505
Sonoco Products Co.	1,424	81,937
		327,275
Distributors - 0.3%
Pool Corp.	577	93,768

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	857	49,483
Graham Holdings Co., Class B	63	41,514
Service Corp. International	2,578	119,104
Sotheby’s*	497	19,875
Weight Watchers International, Inc.*	552	27,611
		257,587
Electric Utilities - 1.1%
ALLETE, Inc.	734	59,733
Hawaiian Electric Industries, Inc.	1,557	59,664
IDACORP, Inc.	720	70,733
OGE Energy Corp.	2,855	113,115
PNM Resources, Inc.	1,139	49,228
		352,473
Electrical Equipment - 1.0%
Acuity Brands, Inc.	574	74,631
EnerSys	602	52,597
Hubbell, Inc.	783	86,255
nVent Electric plc	2,329	58,272
Regal Beloit Corp.	621	48,550
		320,305
Electronic Equipment, Instruments & Components - 3.2%
Arrow Electronics, Inc.*	1,249	96,136
Avnet, Inc.	1,655	72,522
Belden, Inc.	581	32,408
Cognex Corp.	2,459	108,245
Coherent, Inc.*	347	47,941
Jabil, Inc.	2,191	54,709
Littelfuse, Inc.	359	68,695
National Instruments Corp.	1,607	78,679
Resideo Technologies, Inc.*	1,769	36,494
SYNNEX Corp.	590	47,637
Tech Data Corp.*	548	49,293
Trimble, Inc.*	3,573	135,881
Vishay Intertechnology, Inc.	1,889	39,386
Zebra Technologies Corp., Class A*	768	138,086
		1,006,112
Energy Equipment & Services - 1.1%
Apergy Corp.*	1,106	37,914
Core Laboratories NV	632	52,526
Diamond Offshore Drilling, Inc.*	923	11,630
Dril-Quip, Inc.*	537	21,083
Ensco plc, Class A	6,249	35,432
McDermott International, Inc.*	2,581	22,480
Nabors Industries Ltd.	4,653	15,029
Oceaneering International, Inc.*	1,409	23,657
Patterson-UTI Energy, Inc.	3,146	43,666
Rowan Cos. plc, Class A*	1,816	25,170
Transocean Ltd.*	6,141	56,988
		345,575
Entertainment - 0.7%
Cinemark Holdings, Inc.	1,520	58,322
Live Nation Entertainment, Inc.*	1,973	109,857
World Wrestling Entertainment, Inc., Class A	620	45,855
		214,034
Equity Real Estate Investment Trusts (REITs) - 6.9%
Alexander & Baldwin, Inc.*	968	20,067
American Campus Communities, Inc.	1,959	85,863
Camden Property Trust	1,327	126,277
CoreCivic, Inc.	1,695	37,205
CoreSite Realty Corp.	525	51,166
Corporate Office Properties Trust	1,555	38,051
Cousins Properties, Inc.	6,010	50,785
CyrusOne, Inc.	1,493	83,727
Douglas Emmett, Inc.	2,308	85,211
EPR Properties	1,063	75,292
First Industrial Realty Trust, Inc.	1,801	57,740
GEO Group, Inc. (The)	1,741	40,461
Healthcare Realty Trust, Inc.	1,790	55,490
Highwoods Properties, Inc.	1,479	64,144
Hospitality Properties Trust	2,350	63,074
JBG SMITH Properties	1,548	62,028
Kilroy Realty Corp.	1,439	100,860
Lamar Advertising Co., Class A	1,210	91,766
Liberty Property Trust	2,113	95,698
Life Storage, Inc.	666	65,028
Mack-Cali Realty Corp.	1,291	27,963
Medical Properties Trust, Inc.	5,216	90,080
National Retail Properties, Inc.	2,244	112,335
Omega Healthcare Investors, Inc.	2,864	108,660
Pebblebrook Hotel Trust	1,906	66,558
PotlatchDeltic Corp.	976	36,213
Rayonier, Inc.	1,851	58,547
Sabra Health Care REIT, Inc.	2,549	49,170
Senior Housing Properties Trust	3,397	46,743
Tanger Factory Outlet Centers, Inc.	1,343	31,762
Taubman Centers, Inc.	872	46,164
Uniti Group, Inc.	2,512	50,064
Urban Edge Properties	1,630	32,502
Weingarten Realty Investors	1,703	49,149
		2,155,843
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	523	67,713
Sprouts Farmers Market, Inc.*	1,817	41,827
		109,540
Food Products - 1.3%
Flowers Foods, Inc.	2,623	51,909
Hain Celestial Group, Inc. (The)*	1,278	26,455
Ingredion, Inc.	1,015	106,027
Lancaster Colony Corp.	279	50,309
Post Holdings, Inc.*	952	92,106
Sanderson Farms, Inc.	287	32,477
Tootsie Roll Industries, Inc.	265	9,278
TreeHouse Foods, Inc.*	804	42,290
		410,851
Gas Utilities - 1.8%
Atmos Energy Corp.	1,590	152,115
National Fuel Gas Co.	1,229	66,182
New Jersey Resources Corp.	1,262	61,245
ONE Gas, Inc.	751	63,902
Southwest Gas Holdings, Inc.	746	58,762
UGI Corp.	2,486	142,821
		545,027
Health Care Equipment & Supplies - 3.5%
Avanos Medical, Inc.*	676	32,252
Cantel Medical Corp.	519	44,572
Globus Medical, Inc., Class A*	1,048	50,608
Haemonetics Corp.*	739	79,280
Hill-Rom Holdings, Inc.	949	92,015
ICU Medical, Inc.*	237	56,996
Inogen, Inc.*	251	36,987
Integra LifeSciences Holdings Corp.*	1,010	54,166

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
LivaNova plc*	695	70,327
Masimo Corp.*	686	75,748
NuVasive, Inc.*	735	46,812
STERIS plc	1,209	143,968
Teleflex, Inc.	655	180,400
West Pharmaceutical Services, Inc.	1,051	115,148
		1,079,279
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc.*	1,262	42,870
Chemed Corp.	230	72,859
Encompass Health Corp.	1,413	106,272
HealthEquity, Inc.*	774	68,646
MEDNAX, Inc.*	1,336	53,707
Molina Healthcare, Inc.*	883	123,364
Patterson Cos., Inc.	1,180	29,937
Tenet Healthcare Corp.*	1,186	30,919
		528,574
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	2,496	25,484
Medidata Solutions, Inc.*	853	65,860
		91,344
Hotels, Restaurants & Leisure - 3.1%
Boyd Gaming Corp.	1,156	28,692
Brinker International, Inc.	551	28,145
Cheesecake Factory, Inc. (The)	603	28,456
Churchill Downs, Inc.*	171	47,497
Cracker Barrel Old Country Store, Inc.	343	62,018
Domino’s Pizza, Inc.	599	166,115
Dunkin’ Brands Group, Inc.	1,198	88,652
Eldorado Resorts, Inc.*	929	40,857
International Speedway Corp., Class A	349	14,777
Jack in the Box, Inc.	368	32,638
Marriott Vacations Worldwide Corp.	586	47,584
Papa John’s International, Inc.	321	15,405
Penn National Gaming, Inc.*	1,523	33,673
Scientific Games Corp.*	784	15,272
Six Flags Entertainment Corp.	1,021	62,648
Texas Roadhouse, Inc.	950	62,728
Wendy’s Co. (The)	2,677	47,999
Wyndham Destinations, Inc.	1,421	58,929
Wyndham Hotels & Resorts, Inc.	1,429	71,636
		953,721
Household Durables - 1.1%
Helen of Troy Ltd.*	377	53,922
KB Home	1,223	25,818
NVR, Inc.*	49	120,050
Tempur Sealy International, Inc.*	654	33,341
Toll Brothers, Inc.	1,938	63,896
TRI Pointe Group, Inc.*	2,040	25,459
Tupperware Brands Corp.	715	27,141
		349,627
Household Products - 0.1%
Energizer Holdings, Inc.	854	38,285

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	854	90,114

Insurance - 3.8%
Alleghany Corp.	214	135,040
American Financial Group, Inc.	1,006	102,974
Aspen Insurance Holdings Ltd.	853	35,707
Brown & Brown, Inc.	3,314	96,172
CNO Financial Group, Inc.	2,353	43,060
First American Financial Corp.	1,596	77,135
Genworth Financial, Inc., Class A*	7,158	33,356
Hanover Insurance Group, Inc. (The)	608	69,744
Kemper Corp.	870	66,207
Mercury General Corp.	388	21,980
Old Republic International Corp.	4,065	91,666
Primerica, Inc.	617	73,349
Reinsurance Group of America, Inc.	910	135,936
RenaissanceRe Holdings Ltd.	576	76,383
WR Berkley Corp.	1,376	108,401
		1,167,110
Interactive Media & Services - 0.1%
Cars.com, Inc.*	917	23,723

IT Services - 2.3%
CACI International, Inc., Class A*	354	58,378
CoreLogic, Inc.*	1,157	46,812
Leidos Holdings, Inc.	2,151	135,513
LiveRamp Holdings, Inc.*	1,108	52,408
MAXIMUS, Inc.	918	65,288
Perspecta, Inc.	2,038	43,022
Sabre Corp.	3,931	100,516
Science Applications International Corp.	607	42,199
Teradata Corp.*	1,703	64,084
WEX, Inc.*	616	95,462
		703,682
Leisure Products - 0.5%
Brunswick Corp.	1,240	65,770
Polaris Industries, Inc.	836	81,092
		146,862
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A*	286	78,496
Bio-Techne Corp.	539	87,005
Charles River Laboratories International, Inc.*	687	92,642
PRA Health Sciences, Inc.*	828	96,661
Syneos Health, Inc.*	868	44,893
		399,697
Machinery - 4.0%
AGCO Corp.	950	56,696
Crane Co.	724	62,532
Donaldson Co., Inc.	1,844	103,338
Graco, Inc.	2,390	105,279
IDEX Corp.	1,096	150,590
ITT, Inc.	1,252	69,423
Kennametal, Inc.	1,167	48,804
Lincoln Electric Holdings, Inc.	932	80,105
Nordson Corp.	748	90,067
Oshkosh Corp.	1,045	74,540
Terex Corp.	927	30,647
Timken Co. (The)	992	39,829
Toro Co. (The)	1,504	93,233
Trinity Industries, Inc.	2,112	50,329
Wabtec Corp.	1,226	115,980
Woodward, Inc.	794	66,442
		1,237,834
Marine - 0.2%
Kirby Corp.*	770	58,782

Media - 0.9%
AMC Networks, Inc., Class A*	650	38,909
Cable One, Inc.	71	63,850
John Wiley & Sons, Inc., Class A	650	35,938

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Meredith Corp.	569	32,581
New York Times Co. (The), Class A	2,017	54,116
TEGNA, Inc.	3,078	40,907
		266,301
Metals & Mining - 1.6%
Allegheny Technologies, Inc.*	1,797	47,189
Carpenter Technology Corp.	676	29,122
Commercial Metals Co.	1,673	32,239
Compass Minerals International, Inc.	484	24,249
Reliance Steel & Aluminum Co.	1,034	83,185
Royal Gold, Inc.	936	68,468
Steel Dynamics, Inc.	3,357	118,166
United States Steel Corp.	2,534	58,434
Worthington Industries, Inc.	578	23,941
		484,993
Multiline Retail - 0.4%
Big Lots, Inc.	577	25,134
Dillard’s, Inc., Class A	275	19,082
Ollie’s Bargain Outlet Holdings, Inc.*	735	65,195
		109,411
Multi-Utilities - 0.8%
Black Hills Corp.	770	50,982
MDU Resources Group, Inc.	2,802	74,169
NorthWestern Corp.	719	45,987
Vectren Corp.	1,188	85,310
		256,448
Oil, Gas & Consumable Fuels - 2.3%
Callon Petroleum Co.*	3,253	27,813
Chesapeake Energy Corp.*	13,042	38,083
CNX Resources Corp.*	3,046	42,157
Diamondback Energy, Inc.	3	331
EQT Corp.	3,778	70,686
Equitrans Midstream Corp.*	2,910	64,951
Gulfport Energy Corp.*	2,255	19,213
Matador Resources Co.*	1,481	33,767
Murphy Oil Corp.	2,325	74,167
Oasis Petroleum, Inc.*	3,819	27,268
PBF Energy, Inc., Class A	1,713	66,259
QEP Resources, Inc.*	3,388	27,206
Range Resources Corp.	2,960	43,068
SM Energy Co.	1,475	30,090
Southwestern Energy Co.*	8,382	40,401
World Fuel Services Corp.	971	25,042
WPX Energy, Inc.*	5,644	78,734
		709,236
Paper & Forest Products - 0.3%
Domtar Corp.	899	39,179
Louisiana-Pacific Corp.	2,040	46,634
		85,813
Personal Products - 0.3%
Edgewell Personal Care Co.*	773	32,312
Nu Skin Enterprises, Inc., Class A	794	52,380
		84,692
Pharmaceuticals - 0.4%
Catalent, Inc.*	2,071	82,115
Mallinckrodt plc*	1,190	28,310
Prestige Consumer Healthcare, Inc.*	740	28,727
		139,152
Professional Services - 0.8%
ASGN, Inc.*	752	52,076
Dun & Bradstreet Corp. (The)	531	76,219
Insperity, Inc.	544	54,422
ManpowerGroup, Inc.	928	75,335
		258,052
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	651	93,223
Realogy Holdings Corp.	1,773	34,148
		127,371
Road & Rail - 1.3%
Avis Budget Group, Inc.*	951	27,855
Genesee & Wyoming, Inc., Class A*	850	70,788
Knight-Swift Transportation Holdings, Inc.	1,833	63,532
Landstar System, Inc.	587	64,030
Old Dominion Freight Line, Inc.	938	128,253
Ryder System, Inc.	759	42,936
Werner Enterprises, Inc.	635	21,501
		418,895
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic, Inc.*	872	32,648
Cree, Inc.*	1,455	64,224
Cypress Semiconductor Corp.	5,169	71,849
First Solar, Inc.*	1,079	47,961
Integrated Device Technology, Inc.*	1,849	88,641
MKS Instruments, Inc.	783	61,434
Monolithic Power Systems, Inc.	556	73,431
Silicon Laboratories, Inc.*	620	54,789
Synaptics, Inc.*	506	19,461
Teradyne, Inc.	2,665	95,114
Versum Materials, Inc.	1,558	53,969
		663,521
Software - 2.7%
ACI Worldwide, Inc.*	1,655	47,796
Blackbaud, Inc.	695	50,909
CDK Global, Inc.	1,851	93,290
CommVault Systems, Inc.*	549	32,358
Fair Isaac Corp.*	417	82,829
j2 Global, Inc.	669	49,379
LogMeIn, Inc.	742	68,435
Manhattan Associates, Inc.*	940	46,558
PTC, Inc.*	1,516	131,119
Tyler Technologies, Inc.*	553	106,596
Ultimate Software Group, Inc. (The)*	446	117,708
		826,977
Specialty Retail - 1.7%
Aaron’s, Inc.	989	46,285
American Eagle Outfitters, Inc.	2,409	50,420
AutoNation, Inc.*	822	30,521
Bed Bath & Beyond, Inc.	2,003	25,799
Dick’s Sporting Goods, Inc.	1,094	39,362
Five Below, Inc.*	797	83,518
Michaels Cos., Inc. (The)*	1,396	23,690
Murphy USA, Inc.*	428	34,677
Sally Beauty Holdings, Inc.*	1,718	36,267
Signet Jewelers Ltd.	742	39,103
Urban Outfitters, Inc.*	1,090	41,518
Williams-Sonoma, Inc.	1,152	65,238
		516,398
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.*	1,686	46,719

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	664	61,420
Deckers Outdoor Corp.*	430	57,293
Skechers U.S.A., Inc., Class A*	1,931	52,137
		170,850

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - 0.4%
LendingTree, Inc.*	106	27,596
New York Community Bancorp, Inc.	7,010	74,516
Washington Federal, Inc.	1,194	34,399
		136,511
Trading Companies & Distributors - 0.6%
GATX Corp.	539	45,012
MSC Industrial Direct Co., Inc., Class A	659	58,381
NOW, Inc.*	1,550	20,909
Watsco, Inc.	458	70,395
		194,697
Water Utilities - 0.3%
Aqua America, Inc.	2,544	87,234

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	1,316	47,021

TOTAL COMMON STOCKS (Cost $27,579,709)		23,884,900

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 14.3%

REPURCHASE AGREEMENTS(b) - 14.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $4,449,938
(Cost $4,449,100)	4,449,100	4,449,100

Total Investments - 91.2% (Cost $32,028,809)		28,334,000
Other Assets Less Liabilities - 8.8%		2,727,283
Net Assets - 100.0%		31,061,283

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,092,422.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,727,730
Aggregate gross unrealized depreciation	(5,042,616)
Net unrealized depreciation	$(3,314,886)
Federal income tax cost	$32,066,250

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	11	12/21/2018	USD	$2,066,680	$16,907

See accompanying notes to the financial statements.

Swap Agreements(1)

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
3,416,592	1/6/2020	Bank of America NA	2.72%	S&P MidCap 400®	(57,969)	—	57,969	—

2,764,959	11/6/2020	BNP Paribas SA	2.72%	S&P MidCap 400®	45,664	(15,309)	(30,355)	—

4,877,650	11/6/2019	Citibank NA	2.62%	S&P MidCap 400®	212,359	—	—	212,359

11,490,024	12/10/2019	Credit Suisse International	2.77%	S&P MidCap 400®	612,179	—	(460,000)	152,179

3,651,983	11/6/2019	Goldman Sachs International	2.42%	SPDR® S&P MidCap 400® ETF Trust	47,190
15,539,284	1/6/2020	Goldman Sachs International	2.67%	S&P MidCap 400®	18,169
19,191,267					65,359	—	—	65,359
1,650,182	11/6/2019	Morgan Stanley & Co. International plc	2.82%	S&P MidCap 400®	232,787	(169,000)	—	63,787

14,017,385	1/6/2020	Societe Generale	2.62%	S&P MidCap 400®	(666,940)	570,392	96,548	—

9,824,732	11/6/2019	UBS AG	2.77%	S&P MidCap 400®	(42,982)	—	42,982	—

67,232,791					400,457
				Total Unrealized Appreciation	1,168,348
				Total Unrealized Depreciation	(767,891)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD   U.S. Dollar

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 65.9%

Aerospace & Defense - 0.8%
AAR Corp.	1,268	55,399
Aerojet Rocketdyne Holdings, Inc.*	2,727	96,018
Aerovironment, Inc.*	827	63,348
Astronics Corp.*	825	26,780
Axon Enterprise, Inc.*	2,243	97,503
Cubic Corp.	987	60,395
Ducommun, Inc.*	415	16,280
Engility Holdings, Inc.*	708	22,139
Esterline Technologies Corp.*	1,021	121,223
KeyW Holding Corp. (The)*	1,898	18,543
Kratos Defense & Security Solutions, Inc.*	3,436	45,699
Maxar Technologies Ltd.	2,210	36,598
Mercury Systems, Inc.*	1,833	94,968
Moog, Inc., Class A	1,252	109,487
National Presto Industries, Inc.	194	24,925
Sparton Corp.*	375	5,385
Triumph Group, Inc.	1,901	31,956
Vectrus, Inc.*	436	10,564
Wesco Aircraft Holdings, Inc.*	2,114	20,125
		957,335
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	2,277	42,193
Atlas Air Worldwide Holdings, Inc.*	924	49,203
Echo Global Logistics, Inc.*	1,091	27,679
Forward Air Corp.	1,144	74,680
Hub Group, Inc., Class A*	1,275	56,661
Radiant Logistics, Inc.*	1,518	8,258
		258,674
Airlines - 0.4%
Allegiant Travel Co.	504	67,743
Hawaiian Holdings, Inc.	1,966	78,915
Mesa Air Group, Inc.*	379	4,579
SkyWest, Inc.	1,987	114,610
Spirit Airlines, Inc.*	2,677	171,649
		437,496
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*	4,347	54,120
Cooper Tire & Rubber Co.	1,979	67,682
Cooper-Standard Holdings, Inc.*	691	50,526
Dana, Inc.	5,707	82,808
Dorman Products, Inc.*	1,048	92,077
Fox Factory Holding Corp.*	1,407	89,640
Gentherm, Inc.*	1,433	66,534
LCI Industries	953	73,743
Modine Manufacturing Co.*	1,933	25,226
Motorcar Parts of America, Inc.*	742	13,319
Shiloh Industries, Inc.*	575	4,583
Standard Motor Products, Inc.	828	43,611
Stoneridge, Inc.*	1,072	28,676
Superior Industries International, Inc.	959	7,058
Tenneco, Inc., Class A	1,984	66,960
Tower International, Inc.	774	21,765
		788,328
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	1,207	30,211

Banks - 6.5%
1st Constitution Bancorp	286	5,657
1st Source Corp.	613	29,645
Access National Corp.	594	15,705
ACNB Corp.	266	9,600
Allegiance Bancshares, Inc.*	459	17,410
Amalgamated Bank, Class A	382	8,160
American National Bankshares, Inc.	321	11,566
Ameris Bancorp	1,653	70,798
Ames National Corp.	336	9,227
Arrow Financial Corp.	476	16,551
Atlantic Capital Bancshares, Inc.*	996	18,336
Auburn National Bancorporation, Inc.	92	3,504
Banc of California, Inc.	1,678	28,862
BancFirst Corp.	704	39,297
Bancorp, Inc. (The)*	1,966	19,562
BancorpSouth Bank	3,674	113,122
Bank of Commerce Holdings	605	7,320
Bank of Marin Bancorp	531	22,668
Bank of NT Butterfield & Son Ltd. (The)	2,130	84,518
Bank of Princeton (The)	225	6,615
Bankwell Financial Group, Inc.	241	7,150
Banner Corp.	1,250	75,000
Bar Harbor Bankshares	595	15,309
Baycom Corp.*	399	9,221
BCB Bancorp, Inc.	529	6,195
Berkshire Hills Bancorp, Inc.	1,588	54,230
Blue Hills Bancorp, Inc.	897	21,295
Boston Private Financial Holdings, Inc.	3,250	41,242
Bridge Bancorp, Inc.	647	19,099
Brookline Bancorp, Inc.	3,083	47,725
Bryn Mawr Bank Corp.	778	30,591
Business First Bancshares, Inc.	416	10,521
Byline Bancorp, Inc.*	636	13,191
C&F Financial Corp.	129	6,783
Cadence Bancorp	2,822	57,879
Cambridge Bancorp	144	12,591
Camden National Corp.	600	24,810
Capital City Bank Group, Inc.	446	12,006
Capstar Financial Holdings, Inc.	308	5,045
Carolina Financial Corp.	820	28,175
Cathay General Bancorp	3,018	119,422
CB Financial Services, Inc.	182	4,759
CBTX, Inc.	727	25,074
CenterState Bank Corp.	3,576	89,436
Central Pacific Financial Corp.	1,121	31,433
Central Valley Community Bancorp	449	9,137
Century Bancorp, Inc., Class A	112	9,156
Chemical Financial Corp.	2,783	131,358
Chemung Financial Corp.	128	5,530
Citizens & Northern Corp.	463	12,320
City Holding Co.	585	44,887
Civista Bancshares, Inc.	537	11,443
CNB Financial Corp.	566	15,090
Coastal Financial Corp.*	248	3,956
Codorus Valley Bancorp, Inc.	355	8,532
Columbia Banking System, Inc.	2,853	116,060
Community Bank System, Inc.	1,959	128,628
Community Bankers Trust Corp.*	838	6,930
Community Financial Corp. (The)	188	5,663
Community Trust Bancorp, Inc.	604	27,911
ConnectOne Bancorp, Inc.	1,178	23,725
County Bancorp, Inc.	200	4,280
Customers Bancorp, Inc.*	1,144	22,319

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
CVB Financial Corp.	4,366	101,466
Eagle Bancorp, Inc.*	1,245	71,762
Enterprise Bancorp, Inc.	376	12,852
Enterprise Financial Services Corp.	888	39,685
Equity Bancshares, Inc., Class A*	521	19,678
Esquire Financial Holdings, Inc.*	232	5,819
Evans Bancorp, Inc.	182	7,371
Farmers & Merchants Bancorp, Inc.	349	14,333
Farmers National Banc Corp.	988	13,852
FB Financial Corp.	638	24,659
FCB Financial Holdings, Inc., Class A*	1,655	65,604
Fidelity D&D Bancorp, Inc.	109	6,660
Fidelity Southern Corp.	855	20,289
Financial Institutions, Inc.	599	18,018
First Bancorp, Inc.	396	11,258
First Bancorp/NC	1,141	45,663
First Bancorp/PR	8,339	75,468
First Bancshares, Inc. (The)	483	17,011
First Bank	637	7,619
First Busey Corp.	1,706	48,945
First Business Financial Services, Inc.	324	6,950
First Choice Bancorp	350	7,836
First Commonwealth Financial Corp.	3,895	54,296
First Community Bankshares, Inc.	630	21,905
First Community Corp.	280	6,574
First Financial Bancorp	3,725	104,002
First Financial Bankshares, Inc.	2,535	166,093
First Financial Corp.	465	21,711
First Financial Northwest, Inc.	326	4,962
First Foundation, Inc.*	1,486	23,791
First Guaranty Bancshares, Inc.	187	4,148
First Internet Bancorp	381	9,468
First Interstate BancSystem, Inc., Class A	1,284	55,764
First Merchants Corp.	1,927	81,011
First Mid-Illinois Bancshares, Inc.	495	18,330
First Midwest Bancorp, Inc.	3,997	94,289
First Northwest Bancorp	372	5,759
First of Long Island Corp. (The)	957	20,690
First Savings Financial Group, Inc.	71	4,070
First United Corp.	267	4,814
Flushing Financial Corp.	1,069	24,983
Franklin Financial Network, Inc.*	498	16,783
Fulton Financial Corp.	6,723	117,047
German American Bancorp, Inc.	821	25,894
Glacier Bancorp, Inc.	3,313	156,440
Great Southern Bancorp, Inc.	430	23,340
Great Western Bancorp, Inc.	2,311	86,247
Green Bancorp, Inc.	1,032	20,991
Guaranty Bancorp	1,000	25,610
Guaranty Bancshares, Inc.	300	9,153
Hancock Whitney Corp.	3,321	133,571
Hanmi Financial Corp.	1,245	27,938
HarborOne Bancorp, Inc.*	566	10,035
Heartland Financial USA, Inc.	1,146	62,686
Heritage Commerce Corp.	1,559	22,278
Heritage Financial Corp.	1,426	49,867
Hilltop Holdings, Inc.	2,807	54,849
Home BancShares, Inc.	6,216	121,896
HomeTrust Bancshares, Inc.	683	17,751
Hope Bancorp, Inc.	4,858	73,842
Horizon Bancorp, Inc.	1,444	25,126
Howard Bancorp, Inc.*	510	8,109
IBERIABANK Corp.	2,166	161,909
Independent Bank Corp.	1,062	85,353
Independent Bank Corp./MI	857	19,694
Independent Bank Group, Inc.	824	47,149
International Bancshares Corp.	2,157	82,807
Investar Holding Corp.	347	8,720
Investors Bancorp, Inc.	9,646	118,453
Lakeland Bancorp, Inc.	1,756	29,027
Lakeland Financial Corp.	952	44,078
LCNB Corp.	351	5,630
LegacyTexas Financial Group, Inc.	1,855	71,993
Level One Bancorp, Inc.	54	1,377
Live Oak Bancshares, Inc.	993	17,785
Macatawa Bank Corp.	1,015	10,292
MB Financial, Inc.	3,240	148,651
MBT Financial Corp.	697	7,960
Mercantile Bank Corp.	633	20,218
Metropolitan Bank Holding Corp.*	254	9,139
Mid Penn Bancorp, Inc.	183	4,793
Middlefield Banc Corp.	118	5,373
Midland States Bancorp, Inc.	823	21,357
MidSouth Bancorp, Inc.	583	7,707
MidWestOne Financial Group, Inc.	436	12,531
MutualFirst Financial, Inc.	228	8,069
MVB Financial Corp.	328	6,166
National Bank Holdings Corp., Class A	1,121	41,735
National Bankshares, Inc.	264	11,429
National Commerce Corp.*	695	28,731
NBT Bancorp, Inc.	1,663	64,807
Nicolet Bankshares, Inc.*	325	16,884
Northeast Bancorp	288	5,363
Northrim Bancorp, Inc.	265	9,665
Norwood Financial Corp.	224	7,954
Oak Valley Bancorp	270	5,057
OFG Bancorp	1,690	30,724
Ohio Valley Banc Corp.	160	5,944
Old Line Bancshares, Inc.	611	18,538
Old National Bancorp	5,896	110,432
Old Second Bancorp, Inc.	1,133	16,621
Opus Bank	769	16,610
Origin Bancorp, Inc.	682	25,493
Orrstown Financial Services, Inc.	290	5,980
Pacific City Financial Corp.	462	7,438
Pacific Mercantile Bancorp*	606	4,848
Pacific Premier Bancorp, Inc.*	1,778	54,887
Park National Corp.	536	51,258
Parke Bancorp, Inc.	270	5,127
Peapack Gladstone Financial Corp.	715	20,456
Penns Woods Bancorp, Inc.	178	7,698
Peoples Bancorp of North Carolina, Inc.	181	5,153
Peoples Bancorp, Inc.	689	24,046
Peoples Financial Services Corp.	269	11,435
People’s Utah Bancorp	600	19,387
Preferred Bank	543	27,812
Premier Financial Bancorp, Inc.	462	8,598
QCR Holdings, Inc.	510	18,793
RBB Bancorp	541	11,756
Reliant Bancorp, Inc.	394	9,267
Renasant Corp.	1,881	68,751
Republic Bancorp, Inc., Class A	375	16,226
Republic First Bancorp, Inc.*	1,716	12,956
S&T Bancorp, Inc.	1,343	56,769
Sandy Spring Bancorp, Inc.	1,352	48,699
SB One Bancorp	279	6,757
Seacoast Banking Corp. of Florida*	1,794	52,026
Select Bancorp, Inc.*	439	5,549
ServisFirst Bancshares, Inc.	1,815	71,457
Shore Bancshares, Inc.	491	7,856

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Sierra Bancorp	550	15,620
Simmons First National Corp., Class A	3,532	103,841
SmartFinancial, Inc.*	443	9,148
South State Corp.	1,426	103,501
Southern First Bancshares, Inc.*	268	10,114
Southern National Bancorp of Virginia, Inc.	762	12,085
Southside Bancshares, Inc.	1,296	44,232
Spirit of Texas Bancshares, Inc.*	82	1,665
State Bank Financial Corp.	1,472	35,475
Stock Yards Bancorp, Inc.	841	26,365
Summit Financial Group, Inc.	427	8,984
Tompkins Financial Corp.	575	47,018
Towne Bank	2,571	73,556
TriCo Bancshares	996	38,296
TriState Capital Holdings, Inc.*	957	24,030
Triumph Bancorp, Inc.*	936	35,830
Trustmark Corp.	2,630	85,054
UMB Financial Corp.	1,769	119,708
Union Bankshares Corp.	2,555	90,447
Union Bankshares, Inc.	152	6,840
United Bankshares, Inc.	3,899	141,027
United Community Banks, Inc.	3,060	79,101
United Security Bancshares	512	5,161
Unity Bancorp, Inc.	302	6,710
Univest Corp. of Pennsylvania	1,125	28,687
Valley National Bancorp	12,592	136,245
Veritex Holdings, Inc.*	907	23,301
Washington Trust Bancorp, Inc.	587	30,876
WesBanco, Inc.	2,039	88,656
West Bancorporation, Inc.	620	12,710
Westamerica Bancorp	1,005	63,516
		7,873,143
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	328	90,049
Castle Brands, Inc.*	3,597	3,234
Celsius Holdings, Inc.*	891	3,493
Coca-Cola Bottling Co. Consolidated	183	38,891
Craft Brew Alliance, Inc.*	496	7,976
MGP Ingredients, Inc.	516	35,083
National Beverage Corp.	459	40,057
Primo Water Corp.*	1,278	18,556
		237,339
Biotechnology - 4.1%
Abeona Therapeutics, Inc.*	1,219	9,996
ACADIA Pharmaceuticals, Inc.*	3,839	73,171
Acceleron Pharma, Inc.*	1,510	79,924
Achaogen, Inc.*	1,224	1,971
Achillion Pharmaceuticals, Inc.*	5,303	15,326
Acorda Therapeutics, Inc.*	1,700	34,731
Adamas Pharmaceuticals, Inc.*	857	8,776
ADMA Biologics, Inc.*	755	3,979
Aduro Biotech, Inc.*	2,502	6,205
Adverum Biotechnologies, Inc.*	2,123	7,622
Aeglea BioTherapeutics, Inc.*	636	5,355
Agenus, Inc.*	3,397	8,187
AgeX Therapeutics, Inc.*	349	1,886
Aimmune Therapeutics, Inc.*	1,689	40,114
Akebia Therapeutics, Inc.*	1,966	15,885
Albireo Pharma, Inc.*	355	9,390
Alder Biopharmaceuticals, Inc.*	2,272	30,399
Aldeyra Therapeutics, Inc.*	663	5,947
Allakos, Inc.*	323	19,028
Allena Pharmaceuticals, Inc.*	452	4,235
AMAG Pharmaceuticals, Inc.*	1,338	24,151
Amicus Therapeutics, Inc.*	7,384	81,519
AnaptysBio, Inc.*	740	55,189
Apellis Pharmaceuticals, Inc.*	1,408	21,599
Aptinyx, Inc.*	519	11,527
Arbutus Biopharma Corp.*	1,377	6,004
Arcus Biosciences, Inc.*	362	4,134
Ardelyx, Inc.*	1,705	4,638
Arena Pharmaceuticals, Inc.*	1,936	79,395
ArQule, Inc.*	4,229	15,690
Array BioPharma, Inc.*	7,953	126,691
Arrowhead Pharmaceuticals, Inc.*	3,395	49,295
Arsanis, Inc.*	203	790
Atara Biotherapeutics, Inc.*	1,637	65,398
Athenex, Inc.*	1,715	22,672
Athersys, Inc.*	4,423	8,492
Audentes Therapeutics, Inc.*	1,269	31,027
AVEO Pharmaceuticals, Inc.*	4,052	8,388
Avid Bioservices, Inc.*	1,977	10,478
Avrobio, Inc.*	238	6,376
Bellicum Pharmaceuticals, Inc.*	1,571	7,179
BioCryst Pharmaceuticals, Inc.*	4,256	39,070
Biohaven Pharmaceutical Holding Co. Ltd.*	1,108	37,661
BioSpecifics Technologies Corp.*	224	13,747
BioTime, Inc.*	3,493	4,995
Blueprint Medicines Corp.*	1,613	92,538
Calithera Biosciences, Inc.*	1,211	5,970
Calyxt, Inc.*	232	2,673
Cara Therapeutics, Inc.*	1,270	23,089
CareDx, Inc.*	1,299	38,022
CASI Pharmaceuticals, Inc.*	1,946	8,426
Catalyst Biosciences, Inc.*	464	4,956
Catalyst Pharmaceuticals, Inc.*	3,762	9,537
Celcuity, Inc.*	227	6,106
Cellular Biomedicine Group, Inc.*	452	9,008
ChemoCentryx, Inc.*	876	8,804
Chimerix, Inc.*	1,719	5,656
Clovis Oncology, Inc.*	1,857	31,959
Cohbar, Inc.*(c)	925	3,783
Coherus Biosciences, Inc.*	2,025	22,397
Concert Pharmaceuticals, Inc.*	830	11,894
Constellation Pharmaceuticals, Inc.*	157	926
Corbus Pharmaceuticals Holdings, Inc.*	1,945	13,420
Corvus Pharmaceuticals, Inc.*	541	3,235
Crinetics Pharmaceuticals, Inc.*	271	9,469
CTI BioPharma Corp.*	1,993	3,348
Cue Biopharma, Inc.*	689	3,225
Cytokinetics, Inc.*	1,794	14,101
CytomX Therapeutics, Inc.*	1,736	23,957
Deciphera Pharmaceuticals, Inc.*	342	8,916
Denali Therapeutics, Inc.*	1,777	34,065
Dicerna Pharmaceuticals, Inc.*	1,771	26,406
Dynavax Technologies Corp.*	2,431	27,470
Eagle Pharmaceuticals, Inc.*	413	20,815
Editas Medicine, Inc.*	1,780	55,465
Eidos Therapeutics, Inc.*	283	3,999
Emergent BioSolutions, Inc.*	1,735	126,377
Enanta Pharmaceuticals, Inc.*	653	51,678
Epizyme, Inc.*	2,041	15,144
Esperion Therapeutics, Inc.*	892	47,419
Evelo Biosciences, Inc.*	209	2,073
Fate Therapeutics, Inc.*	1,959	30,090
Fennec Pharmaceuticals, Inc.*	452	3,028
FibroGen, Inc.*	2,916	126,438
Five Prime Therapeutics, Inc.*	1,308	16,795

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Flexion Therapeutics, Inc.*	1,310	21,366
Fortress Biotech, Inc.*	1,364	1,664
Forty Seven, Inc.*	318	5,908
G1 Therapeutics, Inc.*	813	31,081
Genomic Health, Inc.*	818	64,663
Geron Corp.*	6,589	10,608
Global Blood Therapeutics, Inc.*	1,949	61,471
GlycoMimetics, Inc.*	1,329	15,270
GTx, Inc.*	198	287
Halozyme Therapeutics, Inc.*	4,867	80,354
Heron Therapeutics, Inc.*	2,689	77,255
Homology Medicines, Inc.*	407	8,950
Idera Pharmaceuticals, Inc.*	744	5,111
Immune Design Corp.*	1,314	2,102
ImmunoGen, Inc.*	5,599	30,850
Immunomedics, Inc.*	5,543	111,359
Inovio Pharmaceuticals, Inc.*	3,234	17,302
Insmed, Inc.*	2,987	53,497
Insys Therapeutics, Inc.*	1,048	6,298
Intellia Therapeutics, Inc.*	1,296	23,211
Intercept Pharmaceuticals, Inc.*	854	94,717
Intrexon Corp.*	2,872	28,146
Invitae Corp.*	2,559	35,647
Iovance Biotherapeutics, Inc.*	3,205	30,992
Ironwood Pharmaceuticals, Inc.*	5,404	74,683
Jounce Therapeutics, Inc.*	615	2,657
Kadmon Holdings, Inc.*	3,889	9,489
Karyopharm Therapeutics, Inc.*	1,891	19,666
Keryx Biopharmaceuticals, Inc.*	3,687	11,098
Kezar Life Sciences, Inc.*	201	5,966
Kindred Biosciences, Inc.*	1,209	16,442
Kiniksa Pharmaceuticals Ltd., Class A*	253	5,116
Kura Oncology, Inc.*	1,104	14,021
La Jolla Pharmaceutical Co.*	837	12,111
Lexicon Pharmaceuticals, Inc.*	1,686	13,657
Ligand Pharmaceuticals, Inc.*	816	128,740
Loxo Oncology, Inc.*	1,049	147,301
MacroGenics, Inc.*	1,529	26,314
Madrigal Pharmaceuticals, Inc.*	270	31,226
Magenta Therapeutics, Inc.*	157	1,535
MannKind Corp.*	5,464	9,726
MediciNova, Inc.*	1,555	15,488
MeiraGTx Holdings plc*	144	1,945
Mersana Therapeutics, Inc.*	491	2,602
Minerva Neurosciences, Inc.*	1,194	9,445
Miragen Therapeutics, Inc.*	1,014	3,529
Mirati Therapeutics, Inc.*	786	30,332
Molecular Templates, Inc.*	353	1,818
Momenta Pharmaceuticals, Inc.*	2,993	35,437
Mustang Bio, Inc.*	629	2,522
Myriad Genetics, Inc.*	2,593	83,598
NantKwest, Inc.*	1,100	1,881
Natera, Inc.*	1,284	22,239
Neon Therapeutics, Inc.*	246	1,523
NewLink Genetics Corp.*	1,135	2,145
Novavax, Inc.*	14,869	30,779
Nymox Pharmaceutical Corp.*	1,263	2,311
OPKO Health, Inc.*	12,547	46,926
Organovo Holdings, Inc.*	4,449	4,312
Ovid therapeutics, Inc.*	514	2,071
Palatin Technologies, Inc.*	7,735	6,261
PDL BioPharma, Inc.*	5,591	17,164
Pfenex, Inc.*	1,110	4,595
Pieris Pharmaceuticals, Inc.*	2,025	6,865
PolarityTE, Inc.*	390	5,772
Portola Pharmaceuticals, Inc.*	2,540	55,499
Progenics Pharmaceuticals, Inc.*	3,291	17,080
Proteostasis Therapeutics, Inc.*	999	5,065
Prothena Corp. plc*	1,567	18,820
PTC Therapeutics, Inc.*	1,766	62,728
Puma Biotechnology, Inc.*	1,136	26,401
Ra Pharmaceuticals, Inc.*	563	8,879
Radius Health, Inc.*	1,578	26,305
Recro Pharma, Inc.*	688	4,520
REGENXBIO, Inc.*	1,236	74,049
Repligen Corp.*	1,525	98,622
Replimune Group, Inc.*	292	4,377
Retrophin, Inc.*	1,578	38,724
Rhythm Pharmaceuticals, Inc.*	594	17,541
Rigel Pharmaceuticals, Inc.*	6,548	18,531
Rocket Pharmaceuticals, Inc.*	814	13,114
Rubius Therapeutics, Inc.*	474	10,134
Sangamo Therapeutics, Inc.*	3,956	48,936
Savara, Inc.*	1,117	10,019
Scholar Rock Holding Corp.*	243	5,919
Selecta Biosciences, Inc.*	703	4,239
Seres Therapeutics, Inc.*	803	6,705
Solid Biosciences, Inc.*	475	14,811
Sorrento Therapeutics, Inc.*	4,265	14,757
Spark Therapeutics, Inc.*	1,227	51,694
Spectrum Pharmaceuticals, Inc.*	3,933	56,871
Spero Therapeutics, Inc.*	329	2,691
Spring Bank Pharmaceuticals, Inc.*	547	6,148
Stemline Therapeutics, Inc.*	1,103	12,122
Surface Oncology, Inc.*	284	2,295
Syndax Pharmaceuticals, Inc.*	547	2,790
Synergy Pharmaceuticals, Inc.*	9,695	3,746
Synlogic, Inc.*	601	5,115
Syros Pharmaceuticals, Inc.*	986	6,715
T2 Biosystems, Inc.*	1,211	5,377
TG Therapeutics, Inc.*	2,450	12,348
Tocagen, Inc.*	695	8,966
Translate Bio, Inc.*	382	2,762
Tyme Technologies, Inc.*	1,639	6,425
Ultragenyx Pharmaceutical, Inc.*	1,833	98,377
UNITY Biotechnology, Inc.*	197	2,533
Unum Therapeutics, Inc.*	138	952
Vanda Pharmaceuticals, Inc.*	2,003	50,155
Veracyte, Inc.*	1,104	13,513
Verastem, Inc.*	2,680	13,668
Vericel Corp.*	1,676	29,464
Viking Therapeutics, Inc.*	2,023	22,840
Vital Therapies, Inc.*	1,185	375
Voyager Therapeutics, Inc.*	837	9,542
Xencor, Inc.*	1,803	75,744
XOMA Corp.*	248	3,727
Zafgen, Inc.*	1,189	5,993
ZIOPHARM Oncology, Inc.*	5,132	17,192
		4,896,241
Building Products - 0.8%
AAON, Inc.	1,609	61,062
Advanced Drainage Systems, Inc.	1,412	38,505
American Woodmark Corp.*	551	36,856
Apogee Enterprises, Inc.	1,080	39,366
Armstrong Flooring, Inc.*	829	12,966
Builders FirstSource, Inc.*	4,409	59,654
Caesarstone Ltd.	894	13,991
Continental Building Products, Inc.*	1,450	41,441
CSW Industrials, Inc.*	606	32,100
Gibraltar Industries, Inc.*	1,246	45,055
Griffon Corp.	1,350	16,416
Insteel Industries, Inc.	711	19,581
JELD-WEN Holding, Inc.*	2,697	51,405
Masonite International Corp.*	1,068	57,320

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
NCI Building Systems, Inc.*	1,663	18,875
Patrick Industries, Inc.*	929	36,900
PGT Innovations, Inc.*	1,935	37,287
Quanex Building Products Corp.	1,362	21,506
Simpson Manufacturing Co., Inc.	1,617	94,594
Trex Co., Inc.*	2,307	147,025
Universal Forest Products, Inc.	2,339	64,697
		946,602
Capital Markets - 0.8%
Arlington Asset Investment Corp., Class A	1,099	9,440
Artisan Partners Asset Management, Inc., Class A	1,874	51,029
Ashford, Inc.	23	1,541
Associated Capital Group, Inc., Class A	91	3,867
B. Riley Financial, Inc.	798	14,500
Blucora, Inc.*	1,856	57,462
BrightSphere Investment Group plc	3,139	41,341
Cohen & Steers, Inc.	870	32,503
Cowen, Inc.*	1,094	17,406
Diamond Hill Investment Group, Inc.	128	21,542
Donnelley Financial Solutions, Inc.*	1,313	21,875
Federated Investors, Inc., Class B	3,779	100,068
Fidus Investment Corp.	1	10
Focus Financial Partners, Inc., Class A*	734	22,695
GAIN Capital Holdings, Inc.	1,067	7,842
GAMCO Investors, Inc., Class A	183	3,946
Greenhill & Co., Inc.	759	17,859
Hamilton Lane, Inc., Class A	582	22,011
Houlihan Lokey, Inc.	1,303	55,117
INTL. FCStone, Inc.*	598	23,298
Investment Technology Group, Inc.	1,271	38,295
Ladenburg Thalmann Financial Services, Inc.	3,970	11,354
Moelis & Co., Class A	1,740	70,331
Oppenheimer Holdings, Inc., Class A	377	10,748
Piper Jaffray Cos.	573	40,895
PJT Partners, Inc., Class A	778	36,745
Pzena Investment Management, Inc., Class A	682	6,963
Safeguard Scientifics, Inc.*	752	6,738
Siebert Financial Corp.*	289	3,731
Silvercrest Asset Management Group, Inc., Class A	325	4,540
Stifel Financial Corp.	2,708	130,715
Value Line, Inc.	42	1,115
Virtus Investment Partners, Inc.	270	25,650
Waddell & Reed Financial, Inc., Class A	3,034	61,772
Westwood Holdings Group, Inc.	324	12,707
WisdomTree Investments, Inc.	4,562	32,345
		1,019,996
Chemicals - 1.2%
Advanced Emissions Solutions, Inc.	721	7,765
AdvanSix, Inc.*	1,198	34,395
AgroFresh Solutions, Inc.*	1,230	5,178
American Vanguard Corp.	1,136	18,994
Balchem Corp.	1,251	108,462
Chase Corp.	283	31,886
Ferro Corp.*	3,290	63,497
Flotek Industries, Inc.*	2,146	2,983
FutureFuel Corp.	1,007	17,391
GCP Applied Technologies, Inc.*	2,805	76,576
Hawkins, Inc.	378	15,778
HB Fuller Co.	1,976	95,322
Ingevity Corp.*	1,654	162,108
Innophos Holdings, Inc.	759	21,055
Innospec, Inc.	945	69,684
Intrepid Potash, Inc.*	3,727	12,374
Koppers Holdings, Inc.*	803	14,968
Kraton Corp.*	1,209	31,676
Kronos Worldwide, Inc.	884	10,935
LSB Industries, Inc.*	842	6,458
Marrone Bio Innovations, Inc.*	2,128	3,234
Minerals Technologies, Inc.	1,381	77,723
OMNOVA Solutions, Inc.*	1,708	13,920
PolyOne Corp.	3,116	104,760
PQ Group Holdings, Inc.*	1,427	21,904
Quaker Chemical Corp.	510	105,182
Rayonier Advanced Materials, Inc.	1,977	29,161
Sensient Technologies Corp.	1,660	106,672
Stepan Co.	791	63,929
Trecora Resources*	808	7,514
Tredegar Corp.	1,009	16,810
Trinseo SA	1,671	84,436
Tronox Ltd., Class A	3,652	38,638
Valhi, Inc.	985	2,019
		1,483,387
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	2,582	81,798
ACCO Brands Corp.	4,038	32,789
Advanced Disposal Services, Inc.*	2,827	76,188
Brady Corp., Class A	1,831	79,758
BrightView Holdings, Inc.*	964	12,146
Brink’s Co. (The)	1,961	138,878
Casella Waste Systems, Inc., Class A*	1,555	50,771
CECO Environmental Corp.*	1,183	9,831
Charah Solutions, Inc.*	289	1,881
Cimpress NV*	860	103,768
CompX International, Inc.	64	954
Covanta Holding Corp.	4,587	75,961
Deluxe Corp.	1,863	93,802
Ennis, Inc.	1,000	19,530
Essendant, Inc.	1,455	18,391
Healthcare Services Group, Inc.	2,890	136,408
Heritage-Crystal Clean, Inc.*	578	16,190
Herman Miller, Inc.	2,320	78,555
HNI Corp.	1,693	65,265
Interface, Inc.	2,305	37,341
Kimball International, Inc., Class B	1,410	21,517
Knoll, Inc.	1,889	36,590
LSC Communications, Inc.	1,278	12,806
Matthews International Corp., Class A	1,218	51,314
McGrath RentCorp	940	50,224
Mobile Mini, Inc.	1,734	70,088
MSA Safety, Inc.	1,330	144,957
Multi-Color Corp.	541	24,020
NL Industries, Inc.*	326	1,382
PICO Holdings, Inc.*	787	7,673
Pitney Bowes, Inc.	7,341	61,958
Quad/Graphics, Inc.	1,219	19,967
RR Donnelley & Sons Co.	2,756	17,445
SP Plus Corp.*	883	26,764
Steelcase, Inc., Class A	3,310	53,622
Team, Inc.*	1,154	19,283
Tetra Tech, Inc.	2,162	131,796
UniFirst Corp.	595	91,874
US Ecology, Inc.	854	59,498

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Viad Corp.	794	39,978
VSE Corp.	338	9,846
		2,082,807
Communications Equipment - 1.1%
Acacia Communications, Inc.*	1,067	45,753
ADTRAN, Inc.	1,869	23,269
Aerohive Networks, Inc.*	1,295	4,740
Applied Optoelectronics, Inc.*	732	15,072
CalAmp Corp.*	1,339	23,700
Calix, Inc.*	1,744	16,829
Casa Systems, Inc.*	1,056	16,421
Ciena Corp.*	5,591	182,378
Clearfield, Inc.*	438	5,405
Comtech Telecommunications Corp.	897	22,909
DASAN Zhone Solutions, Inc.*	229	2,977
Digi International, Inc.*	1,048	12,408
Extreme Networks, Inc.*	4,477	29,459
Finisar Corp.*	4,578	106,896
Harmonic, Inc.*	3,247	18,248
Infinera Corp.*	5,884	25,360
InterDigital, Inc.	1,350	101,601
KVH Industries, Inc.*	631	7,111
Lumentum Holdings, Inc.*	2,446	108,774
NETGEAR, Inc.*	1,219	67,533
NetScout Systems, Inc.*	3,032	81,197
Oclaro, Inc.*	6,566	52,988
Plantronics, Inc.	1,293	59,181
Quantenna Communications, Inc.*	1,317	19,729
Ribbon Communications, Inc.*	2,056	10,979
ViaSat, Inc.*	2,160	149,342
Viavi Solutions, Inc.*	8,870	89,942
		1,300,201
Construction & Engineering - 0.7%
Aegion Corp.*	1,251	23,894
Ameresco, Inc., Class A*	738	11,601
Argan, Inc.	572	24,865
Comfort Systems USA, Inc.	1,429	75,251
Dycom Industries, Inc.*	1,178	78,054
EMCOR Group, Inc.	2,268	165,246
Granite Construction, Inc.	1,715	86,830
Great Lakes Dredge & Dock Corp.*	2,226	16,495
HC2 Holdings, Inc.*	1,660	5,246
IES Holdings, Inc.*	326	5,725
Infrastructure and Energy Alternatives, Inc.*	669	5,834
KBR, Inc.	5,502	102,172
MasTec, Inc.*	2,531	114,123
MYR Group, Inc.*	628	19,656
Northwest Pipe Co.*	373	8,799
NV5 Global, Inc.*	365	26,787
Orion Group Holdings, Inc.*	1,097	4,783
Primoris Services Corp.	1,631	39,389
Sterling Construction Co., Inc.*	1,040	13,385
Tutor Perini Corp.*	1,460	27,171
Willscot Corp.*	1,392	19,182
		874,488
Construction Materials - 0.1%
Forterra, Inc.*	736	3,606
Summit Materials, Inc., Class A*	4,375	63,438
United States Lime & Minerals, Inc.	78	5,825
US Concrete, Inc.*	627	24,660
		97,529
Consumer Finance - 0.5%
Curo Group Holdings Corp.*	458	6,105
Elevate Credit, Inc.*	804	3,891
Encore Capital Group, Inc.*	1,015	28,400
Enova International, Inc.*	1,298	28,738
EZCORP, Inc., Class A*	1,954	18,602
FirstCash, Inc.	1,696	151,029
Green Dot Corp., Class A*	1,885	157,096
LendingClub Corp.*	12,333	42,302
Nelnet, Inc., Class A	726	39,531
PRA Group, Inc.*	1,741	53,135
Regional Management Corp.*	363	9,859
World Acceptance Corp.*	240	26,146
		564,834
Containers & Packaging - 0.1%
Greif, Inc., Class A	998	51,167
Greif, Inc., Class B	218	11,508
Myers Industries, Inc.	1,373	22,655
UFP Technologies, Inc.*	259	9,399
		94,729
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,781	46,805
Funko, Inc., Class A*	409	6,147
Weyco Group, Inc.	238	7,883
		60,835
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc.*	2,336	134,881
American Public Education, Inc.*	625	19,775
Cambium Learning Group, Inc.*	564	8,167
Career Education Corp.*	2,651	35,762
Carriage Services, Inc.	687	11,706
Chegg, Inc.*	4,230	118,229
Houghton Mifflin Harcourt Co.*	4,036	40,158
K12, Inc.*	1,436	34,263
Laureate Education, Inc., Class A*	3,261	48,100
Regis Corp.*	1,381	25,231
Sotheby’s*	1,454	58,145
Strategic Education, Inc.	816	111,376
Weight Watchers International, Inc.*	1,504	75,230
		721,023
Diversified Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,194	20,895
Cannae Holdings, Inc.*	2,690	46,887
FGL Holdings*	5,532	44,311
Marlin Business Services Corp.	338	8,585
On Deck Capital, Inc.*	1,993	15,625
		136,303
Diversified Telecommunication Services - 0.4%
ATN International, Inc.	407	34,416
Cincinnati Bell, Inc.*	1,789	22,219
Cogent Communications Holdings, Inc.	1,633	79,184
Consolidated Communications Holdings, Inc.	2,737	37,661
Frontier Communications Corp.*	4,070	14,530
Intelsat SA*	1,780	44,269
Iridium Communications, Inc.*	3,745	89,431
Ooma, Inc.*	713	10,652
ORBCOMM, Inc.*	2,854	27,056
pdvWireless, Inc.*	365	15,855
Vonage Holdings Corp.*	8,627	91,360
Windstream Holdings, Inc.*	1,592	4,792
		471,425
Electric Utilities - 0.8%
ALLETE, Inc.	2,010	163,574
El Paso Electric Co.	1,580	87,453
IDACORP, Inc.	1,970	193,533
MGE Energy, Inc.	1,362	90,015

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Otter Tail Corp.	1,537	75,190
PNM Resources, Inc.	3,106	134,241
Portland General Electric Co.	3,490	168,044
Spark Energy, Inc., Class A	450	4,090
		916,140
Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	272	12,868
Atkore International Group, Inc.*	1,522	31,079
AZZ, Inc.	1,010	48,217
Babcock & Wilcox Enterprises, Inc.*	1,250	1,107
Encore Wire Corp.	795	39,718
Energous Corp.*	909	7,427
EnerSys	1,643	143,549
Enphase Energy, Inc.*	3,375	18,225
FuelCell Energy, Inc.*	3,347	2,358
Generac Holdings, Inc.*	2,366	134,673
Plug Power, Inc.*	8,339	14,593
Powell Industries, Inc.	345	10,547
Preformed Line Products Co.	119	7,635
Sunrun, Inc.*	3,771	55,245
Thermon Group Holdings, Inc.*	1,264	28,554
TPI Composites, Inc.*	568	15,444
Vicor Corp.*	682	24,416
Vivint Solar, Inc.*	1,229	6,723
		602,378
Electronic Equipment, Instruments & Components - 1.6%
Anixter International, Inc.*	1,150	73,554
Arlo Technologies, Inc.*	463	5,570
AVX Corp.	1,821	30,028
Badger Meter, Inc.	1,114	61,827
Bel Fuse, Inc., Class B	376	8,464
Belden, Inc.	1,577	87,965
Benchmark Electronics, Inc.	1,826	43,532
Control4 Corp.*	1,015	22,097
CTS Corp.	1,276	37,017
Daktronics, Inc.	1,403	12,557
Electro Scientific Industries, Inc.*	1,261	37,073
ePlus, Inc.*	522	42,673
Fabrinet*	1,406	74,138
FARO Technologies, Inc.*	655	32,567
Fitbit, Inc., Class A*	8,224	45,314
II-VI, Inc.*	2,411	90,220
Insight Enterprises, Inc.*	1,371	61,119
Iteris, Inc.*	992	4,533
Itron, Inc.*	1,322	71,600
KEMET Corp.	2,201	45,076
Kimball Electronics, Inc.*	1,010	17,816
Knowles Corp.*	3,408	51,938
Maxwell Technologies, Inc.*	1,598	4,011
Mesa Laboratories, Inc.	131	28,996
Methode Electronics, Inc.	1,406	42,602
MTS Systems Corp.	697	35,861
Napco Security Technologies, Inc.*	463	7,658
nLight, Inc.*	271	5,176
Novanta, Inc.*	1,277	82,916
OSI Systems, Inc.*	655	47,422
PAR Technology Corp.*	444	8,822
Park Electrochemical Corp.	751	13,375
PC Connection, Inc.	450	14,103
Plexus Corp.*	1,247	76,117
Rogers Corp.*	716	92,121
Sanmina Corp.*	2,645	71,521
ScanSource, Inc.*	982	37,355
SYNNEX Corp.	1,622	130,960
Tech Data Corp.*	1,492	134,205
TTM Technologies, Inc.*	3,661	43,529
Vishay Intertechnology, Inc.	5,170	107,795
Vishay Precision Group, Inc.*	403	13,674
		1,954,897
Energy Equipment & Services - 1.0%
Archrock, Inc.	4,961	50,602
Basic Energy Services, Inc.*	749	4,704
Bristow Group, Inc.*	1,284	5,033
C&J Energy Services, Inc.*	2,516	43,225
Cactus, Inc., Class A*	1,482	42,800
CARBO Ceramics, Inc.*	804	3,682
Covia Holdings Corp.*	1,212	7,151
Dawson Geophysical Co.*	823	3,062
Diamond Offshore Drilling, Inc.*	2,529	31,865
Dril-Quip, Inc.*	1,462	57,398
Era Group, Inc.*	787	7,917
Exterran Corp.*	1,264	28,440
Forum Energy Technologies, Inc.*	3,161	21,147
Frank’s International NV*	2,856	20,992
FTS International, Inc.*	1,269	12,538
Helix Energy Solutions Group, Inc.*	5,490	45,018
Independence Contract Drilling, Inc.*	1,339	4,526
ION Geophysical Corp.*	415	3,673
Keane Group, Inc.*	2,099	23,341
Key Energy Services, Inc.*	399	2,326
KLX Energy Services Holdings, Inc.*	784	15,829
Liberty Oilfield Services, Inc., Class A	1,728	29,929
Mammoth Energy Services, Inc.	488	12,278
Matrix Service Co.*	1,032	21,094
McDermott International, Inc.*	7,000	60,970
Natural Gas Services Group, Inc.*	487	9,608
NCS Multistage Holdings, Inc.*	381	2,781
Newpark Resources, Inc.*	3,477	26,738
Nine Energy Service, Inc.*	579	16,316
Noble Corp. plc*	9,624	40,132
Nuverra Environmental Solutions, Inc.*	49	458
Ocean Rig UDW, Inc., Class A*	2,130	59,065
Oceaneering International, Inc.*	3,857	64,759
Oil States International, Inc.*	2,326	52,149
PHI, Inc. (Non-Voting)*	458	1,617
Pioneer Energy Services Corp.*	2,976	7,529
Profire Energy, Inc.*	933	1,829
ProPetro Holding Corp.*	2,765	44,848
Quintana Energy Services, Inc.*	243	1,448
RigNet, Inc.*	548	9,963
Rowan Cos. plc, Class A*	4,973	68,926
SEACOR Holdings, Inc.*	668	27,749
SEACOR Marine Holdings, Inc.*	644	11,586
Select Energy Services, Inc., Class A*	1,761	17,046
Smart Sand, Inc.*	868	2,830
Solaris Oilfield Infrastructure, Inc., Class A*	1,016	13,340
Superior Energy Services, Inc.*	5,984	32,613
TETRA Technologies, Inc.*	4,749	11,018
Tidewater, Inc.*	1,101	26,182
Unit Corp.*	2,042	42,474
US Silica Holdings, Inc.	3,055	43,350
		1,195,894
Entertainment - 0.4%
AMC Entertainment Holdings, Inc., Class A	2,027	27,668
Eros International plc*	1,395	12,736

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Glu Mobile, Inc.*	4,353	32,256
IMAX Corp.*	2,092	38,827
Liberty Media Corp.-Liberty Braves, Class A*	387	9,679
Liberty Media Corp.-Liberty Braves, Class C*	1,391	34,775
LiveXLive Media, Inc.*	187	952
Marcus Corp. (The)	752	31,930
Pandora Media, Inc.*	9,993	86,839
Reading International, Inc., Class A*	655	10,002
Rosetta Stone, Inc.*	770	12,867
World Wrestling Entertainment, Inc., Class A	1,678	124,105
		422,636
Equity Real Estate Investment Trusts (REITs) - 4.4%
Acadia Realty Trust	3,143	90,110
Agree Realty Corp.	1,177	70,114
Alexander & Baldwin, Inc.*	2,665	55,245
Alexander’s, Inc.	83	25,777
American Assets Trust, Inc.	1,502	62,513
Americold Realty Trust	3,367	90,236
Armada Hoffler Properties, Inc.	1,897	28,853
Ashford Hospitality Trust, Inc.	3,315	16,409
Bluerock Residential Growth REIT, Inc.	932	8,481
Braemar Hotels & Resorts, Inc.	1,141	10,839
BRT Apartments Corp.	352	4,016
CareTrust REIT, Inc.	3,136	62,783
CatchMark Timber Trust, Inc., Class A	1,916	15,884
CBL & Associates Properties, Inc.	6,607	17,244
Cedar Realty Trust, Inc.	3,451	12,389
Chatham Lodging Trust	1,765	35,282
Chesapeake Lodging Trust	2,314	68,425
City Office REIT, Inc.	1,384	15,141
Clipper Realty, Inc.	580	7,482
Community Healthcare Trust, Inc.	680	21,447
CoreCivic, Inc.	4,634	101,716
CorEnergy Infrastructure Trust, Inc.	465	16,845
CorePoint Lodging, Inc.	1,615	22,723
Cousins Properties, Inc.	16,408	138,648
DiamondRock Hospitality Co.	8,089	85,258
Easterly Government Properties, Inc.	2,362	43,036
EastGroup Properties, Inc.	1,373	137,327
Farmland Partners, Inc.	1,238	7,676
First Industrial Realty Trust, Inc.	4,860	155,812
Four Corners Property Trust, Inc.	2,643	73,317
Franklin Street Properties Corp.	4,068	31,324
Front Yard Residential Corp.	1,924	17,335
GEO Group, Inc. (The)	4,689	108,972
Getty Realty Corp.	1,277	39,063
Gladstone Commercial Corp.	1,097	20,997
Gladstone Land Corp.	510	6,742
Global Medical REIT, Inc.	739	6,998
Global Net Lease, Inc.	2,801	56,552
Government Properties Income Trust	3,851	33,889
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,015	46,043
Healthcare Realty Trust, Inc.	4,837	149,947
Hersha Hospitality Trust	1,389	26,530
Independence Realty Trust, Inc.	3,403	34,370
Industrial Logistics Properties Trust	787	16,582
InfraREIT, Inc.	1,725	39,503
Innovative Industrial Properties, Inc.	250	12,337
Investors Real Estate Trust	4,679	24,939
iStar, Inc.	2,539	27,117
Jernigan Capital, Inc.	702	15,009
Kite Realty Group Trust	3,228	53,294
Lexington Realty Trust	8,406	73,805
LTC Properties, Inc.	1,535	71,285
Mack-Cali Realty Corp.	3,531	76,481
MedEquities Realty Trust, Inc.	1,116	7,633
Monmouth Real Estate Investment Corp.	3,020	42,069
National Health Investors, Inc.	1,596	124,456
National Storage Affiliates Trust	2,208	61,758
New Senior Investment Group, Inc.	2,912	15,463
NexPoint Residential Trust, Inc.	644	23,500
NorthStar Realty Europe Corp.	1,743	28,515
One Liberty Properties, Inc.	584	15,429
Pebblebrook Hotel Trust	5,307	185,320
Pennsylvania REIT	2,684	21,982
Physicians Realty Trust	7,127	126,932
Piedmont Office Realty Trust, Inc., Class A	5,000	92,650
PotlatchDeltic Corp.	2,823	104,716
Preferred Apartment Communities, Inc., Class A	1,558	23,308
PS Business Parks, Inc.	777	109,573
QTS Realty Trust, Inc., Class A	1,987	80,652
Retail Opportunity Investments Corp.	4,335	78,464
Rexford Industrial Realty, Inc.	3,542	115,611
RLJ Lodging Trust	6,785	138,007
RPT Realty	3,095	44,228
Ryman Hospitality Properties, Inc.	1,745	129,322
Sabra Health Care REIT, Inc.	6,942	133,911
Safety Income & Growth, Inc.	309	6,100
Saul Centers, Inc.	461	24,272
Select Income REIT	3,450	66,585
Seritage Growth Properties, Class A	1,274	48,336
Spirit MTA REIT	1,679	16,337
STAG Industrial, Inc.	4,101	109,866
Summit Hotel Properties, Inc.	4,034	44,979
Sunstone Hotel Investors, Inc.	8,904	135,875
Tanger Factory Outlet Centers, Inc.	3,585	84,785
Terreno Realty Corp.	2,239	87,343
Tier REIT, Inc.	1,972	46,421
UMH Properties, Inc.	1,295	16,874
Universal Health Realty Income Trust	500	35,105
Urban Edge Properties	4,269	85,124
Urstadt Biddle Properties, Inc., Class A	1,154	23,749
Washington Prime Group, Inc.	7,293	45,581
Washington REIT	3,075	82,902
Whitestone REIT	1,489	20,965
Xenia Hotels & Resorts, Inc.	4,397	89,347
		5,264,187
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	1,062	35,110
BJ’s Wholesale Club Holdings, Inc.*	2,766	64,614
Chefs’ Warehouse, Inc. (The)*	848	32,317
Ingles Markets, Inc., Class A	550	15,999
Natural Grocers by Vitamin Cottage, Inc.*	352	6,663
Performance Food Group Co.*	3,974	136,944
PriceSmart, Inc.	863	57,726
Rite Aid Corp.*	41,060	45,577
Smart & Final Stores, Inc.*	899	5,700

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
SpartanNash Co.	1,389	26,044
United Natural Foods, Inc.*	1,966	42,485
Village Super Market, Inc., Class A	320	8,733
Weis Markets, Inc.	373	17,083
		494,995
Food Products - 0.8%
Alico, Inc.	128	4,230
B&G Foods, Inc.	2,564	77,766
Calavo Growers, Inc.	619	60,835
Cal-Maine Foods, Inc.	1,217	56,858
Darling Ingredients, Inc.*	6,394	139,901
Dean Foods Co.	3,559	17,937
Farmer Brothers Co.*	392	9,545
Fresh Del Monte Produce, Inc.	1,187	39,943
Freshpet, Inc.*	1,024	33,792
Hostess Brands, Inc.*	3,851	44,864
J&J Snack Foods Corp.	586	91,926
John B Sanfilippo & Son, Inc.	335	20,844
Lancaster Colony Corp.	737	132,896
Landec Corp.*	1,058	16,304
Limoneira Co.	580	14,001
Sanderson Farms, Inc.	797	90,189
Seneca Foods Corp., Class A*	283	9,472
Simply Good Foods Co. (The)*	2,353	47,813
Tootsie Roll Industries, Inc.	638	22,336
		931,452
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	617	53,087
New Jersey Resources Corp.	3,403	165,148
Northwest Natural Holding Co.	1,116	74,024
ONE Gas, Inc.	2,033	172,988
RGC Resources, Inc.	288	7,946
South Jersey Industries, Inc.	3,347	104,426
Southwest Gas Holdings, Inc.	1,914	150,766
Spire, Inc.	1,922	151,665
		880,050
Health Care Equipment & Supplies - 2.4%
Accuray, Inc.*	3,262	13,374
AngioDynamics, Inc.*	1,421	30,537
Anika Therapeutics, Inc.*	556	19,154
Antares Pharma, Inc.*	5,631	20,328
AtriCure, Inc.*	1,308	43,805
Atrion Corp.	55	42,527
Avanos Medical, Inc.*	1,829	87,262
AxoGen, Inc.*	1,322	44,261
Cardiovascular Systems, Inc.*	1,266	39,081
Cerus Corp.*	5,177	27,179
CONMED Corp.	984	66,873
CryoLife, Inc.*	1,387	42,054
CryoPort, Inc.*	1,006	10,885
Cutera, Inc.*	530	10,865
CytoSorbents Corp.*	1,160	12,110
ElectroCore, Inc.*	236	1,572
Endologix, Inc.*	3,243	2,760
FONAR Corp.*	240	5,287
GenMark Diagnostics, Inc.*	2,022	10,535
Glaukos Corp.*	1,288	84,853
Globus Medical, Inc., Class A*	2,837	136,999
Haemonetics Corp.*	2,027	217,457
Helius Medical Technologies, Inc.*	636	5,279
Heska Corp.*	260	27,035
Inogen, Inc.*	688	101,384
Integer Holdings Corp.*	1,214	107,536
IntriCon Corp.*	282	9,766
Invacare Corp.	1,285	7,067
iRadimed Corp.*	136	3,914
iRhythm Technologies, Inc.*	940	69,635
Lantheus Holdings, Inc.*	1,449	27,169
LeMaitre Vascular, Inc.	615	17,152
LivaNova plc*	1,899	192,160
Meridian Bioscience, Inc.	1,621	30,702
Merit Medical Systems, Inc.*	2,079	131,081
Natus Medical, Inc.*	1,258	44,508
Neogen Corp.*	1,961	127,190
Neuronetics, Inc.*	249	4,442
Nevro Corp.*	1,135	47,114
Novocure Ltd.*	2,870	98,498
NuVasive, Inc.*	2,006	127,762
Nuvectra Corp.*	542	10,824
NxStage Medical, Inc.*	2,530	71,447
OraSure Technologies, Inc.*	2,348	29,820
Orthofix Medical, Inc.*	682	41,090
OrthoPediatrics Corp.*	270	8,443
Oxford Immunotec Global plc*	990	14,909
Pulse Biosciences, Inc.*	415	5,204
Quidel Corp.*	1,334	81,134
Rockwell Medical, Inc.*	1,853	6,133
RTI Surgical, Inc.*	2,218	9,249
SeaSpine Holdings Corp.*	460	9,044
Senseonics Holdings, Inc.*	3,323	11,298
Sientra, Inc.*	906	15,402
STAAR Surgical Co.*	1,715	65,187
Surmodics, Inc.*	506	30,659
Tactile Systems Technology, Inc.*	686	38,581
Tandem Diabetes Care, Inc.*	1,988	73,198
TransEnterix, Inc.*	6,232	19,382
Utah Medical Products, Inc.	134	12,715
Varex Imaging Corp.*	1,489	39,235
ViewRay, Inc.*	2,352	15,782
Wright Medical Group NV*	4,850	135,606
		2,893,494
Health Care Providers & Services - 1.3%
AAC Holdings, Inc.*	513	1,011
Addus HomeCare Corp.*	369	27,387
Amedisys, Inc.*	1,043	142,109
American Renal Associates Holdings, Inc.*	510	8,461
AMN Healthcare Services, Inc.*	1,842	117,335
Apollo Medical Holdings, Inc.*	130	2,330
BioScrip, Inc.*	4,936	19,497
BioTelemetry, Inc.*	1,266	89,810
Brookdale Senior Living, Inc.*	7,294	62,364
Capital Senior Living Corp.*	960	8,640
Civitas Solutions, Inc.*	626	8,689
Community Health Systems, Inc.*	3,342	15,874
CorVel Corp.*	354	24,674
Cross Country Healthcare, Inc.*	1,384	12,553
Diplomat Pharmacy, Inc.*	2,215	34,288
Ensign Group, Inc. (The)	1,922	87,201
Genesis Healthcare, Inc.*	2,227	3,541
HealthEquity, Inc.*	2,112	187,313
LHC Group, Inc.*	1,150	120,600
Magellan Health, Inc.*	960	52,339
National HealthCare Corp.	473	39,472
National Research Corp.	430	17,144
Owens & Minor, Inc.	2,382	18,175
Patterson Cos., Inc.	3,199	81,159
PetIQ, Inc.*	435	13,572
Providence Service Corp. (The)*	435	30,802
Quorum Health Corp.*	1,142	5,036
R1 RCM, Inc.*	4,015	36,777
RadNet, Inc.*	1,547	19,941
Select Medical Holdings Corp.*	4,229	81,958
Surgery Partners, Inc.*	726	10,418
Tenet Healthcare Corp.*	3,265	85,119

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Tivity Health, Inc.*	1,560	63,898
Triple-S Management Corp., Class B*	862	16,447
US Physical Therapy, Inc.	486	57,829
		1,603,763
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc.*	6,799	69,418
Castlight Health, Inc., Class B*	3,064	7,997
Computer Programs & Systems, Inc.	449	11,979
Evolent Health, Inc., Class A*	2,659	68,336
HealthStream, Inc.	1,010	24,886
HMS Holdings Corp.*	3,232	115,512
Inovalon Holdings, Inc., Class A*	2,687	35,737
Inspire Medical Systems, Inc.*	306	14,058
Medidata Solutions, Inc.*	2,252	173,877
NantHealth, Inc.*	798	711
Omnicell, Inc.*	1,511	116,694
Simulations Plus, Inc.	449	8,899
Tabula Rasa HealthCare, Inc.*	683	51,553
Teladoc Health, Inc.*	2,615	163,307
Vocera Communications, Inc.*	1,162	46,178
		909,142
Hotels, Restaurants & Leisure - 2.0%
BBX Capital Corp.	2,560	17,203
Belmond Ltd., Class A*	3,495	63,609
Biglari Holdings, Inc., Class A*	3	2,096
BJ’s Restaurants, Inc.	806	43,782
Bloomin’ Brands, Inc.	3,269	63,909
Bluegreen Vacations Corp.	291	4,039
Bojangles’, Inc.*	680	10,941
Boyd Gaming Corp.	3,212	79,722
Brinker International, Inc.	1,712	87,449
Carrols Restaurant Group, Inc.*	1,355	14,932
Century Casinos, Inc.*	1,054	7,863
Cheesecake Factory, Inc. (The)	1,668	78,713
Churchill Downs, Inc.*	460	127,770
Chuy’s Holdings, Inc.*	653	13,974
Cracker Barrel Old Country Store, Inc.	751	135,788
Dave & Buster’s Entertainment, Inc.	1,555	88,417
Del Frisco’s Restaurant Group, Inc.*	1,291	8,869
Del Taco Restaurants, Inc.*	1,212	12,981
Denny’s Corp.*	2,419	40,010
Dine Brands Global, Inc.	653	58,235
Drive Shack, Inc.*	2,359	11,017
El Pollo Loco Holdings, Inc.*	837	12,781
Eldorado Resorts, Inc.*	2,568	112,941
Empire Resorts, Inc.*	137	1,722
Fiesta Restaurant Group, Inc.*	927	17,474
Golden Entertainment, Inc.*	709	12,826
Habit Restaurants, Inc. (The), Class A*	796	9,950
International Speedway Corp., Class A	945	40,011
J Alexander’s Holdings, Inc.*	502	5,130
Jack in the Box, Inc.	1,061	94,100
Lindblad Expeditions Holdings, Inc.*	831	10,703
Marriott Vacations Worldwide Corp.	1,518	123,262
Monarch Casino & Resort, Inc.*	441	17,640
Nathan’s Famous, Inc.	111	8,144
Noodles & Co.*	547	4,327
OBH, Inc.*	37	5,293
Papa John’s International, Inc.	866	41,559
Penn National Gaming, Inc.*	4,206	92,995
Planet Fitness, Inc., Class A*	3,451	190,564
PlayAGS, Inc.*	857	19,240
Potbelly Corp.*	893	9,091
RCI Hospitality Holdings, Inc.	354	8,857
Red Lion Hotels Corp.*	620	5,592
Red Robin Gourmet Burgers, Inc.*	507	17,588
Red Rock Resorts, Inc., Class A	2,712	70,946
Ruth’s Hospitality Group, Inc.	1,127	27,578
Scientific Games Corp.*	2,144	41,765
SeaWorld Entertainment, Inc.*	2,142	61,004
Shake Shack, Inc., Class A*	962	53,439
Sonic Corp.	1,350	58,658
Speedway Motorsports, Inc.	447	7,769
Texas Roadhouse, Inc.	2,646	174,715
Town Sports International Holdings, Inc.*	565	4,017
Wingstop, Inc.	1,133	74,348
		2,407,348
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	399	8,391
Beazer Homes USA, Inc.*	1,226	13,805
Cavco Industries, Inc.*	334	54,963
Century Communities, Inc.*	1,021	21,002
Ethan Allen Interiors, Inc.	933	19,388
Flexsteel Industries, Inc.	286	7,098
GoPro, Inc., Class A*	4,406	22,382
Green Brick Partners, Inc.*	957	7,943
Hamilton Beach Brands Holding Co., Class A	251	5,685
Helen of Troy Ltd.*	1,033	147,750
Hooker Furniture Corp.	451	13,589
Hovnanian Enterprises, Inc., Class A*	4,732	6,010
Installed Building Products, Inc.*	857	33,192
iRobot Corp.*	1,041	99,311
KB Home	3,352	70,761
La-Z-Boy, Inc.	1,821	53,228
LGI Homes, Inc.*	721	33,281
Lifetime Brands, Inc.	460	5,492
Lovesac Co. (The)*	138	2,419
M/I Homes, Inc.*	1,081	25,447
MDC Holdings, Inc.	1,769	52,097
Meritage Homes Corp.*	1,512	57,834
New Home Co., Inc. (The)*	505	3,692
Purple Innovation, Inc.*	170	1,217
Roku, Inc.*	1,691	68,908
Skyline Champion Corp.	1,126	25,358
Sonos, Inc.*	625	7,675
Taylor Morrison Home Corp., Class A*	4,566	77,211
TopBuild Corp.*	1,383	70,464
TRI Pointe Group, Inc.*	5,906	73,707
Tupperware Brands Corp.	1,959	74,364
Turtle Beach Corp.*	307	4,970
Universal Electronics, Inc.*	526	18,136
Vuzix Corp.*	918	5,086
William Lyon Homes, Class A*	1,246	15,488
ZAGG, Inc.*	1,066	10,713
		1,218,057
Household Products - 0.1%
Central Garden & Pet Co.*	405	13,709
Central Garden & Pet Co., Class A*	1,579	49,107
Oil-Dri Corp. of America	196	5,760
WD-40 Co.	532	92,930
		161,506

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.*	4,284	9,382
Clearway Energy, Inc., Class A	1,359	24,503
Clearway Energy, Inc., Class C	2,715	49,576
Ormat Technologies, Inc.	1,553	87,108
Pattern Energy Group, Inc., Class A	3,155	65,277
TerraForm Power, Inc., Class A	2,853	32,809
		268,655
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	1,399	56,450

Insurance - 1.8%
Ambac Financial Group, Inc.*	1,767	30,887
American Equity Investment Life Holding Co.	3,495	119,284
AMERISAFE, Inc.	745	48,120
Argo Group International Holdings Ltd.	1,265	87,690
Citizens, Inc.*	1,930	15,247
CNO Financial Group, Inc.	6,411	117,321
Crawford & Co., Class B	455	4,131
Donegal Group, Inc., Class A	365	5,256
eHealth, Inc.*	732	28,197
EMC Insurance Group, Inc.	360	11,513
Employers Holdings, Inc.	1,258	56,547
Enstar Group Ltd.*	470	82,800
FBL Financial Group, Inc., Class A	385	27,077
FedNat Holding Co.	448	9,802
Genworth Financial, Inc., Class A*	19,670	91,662
Global Indemnity Ltd.	328	11,237
Goosehead Insurance, Inc., Class A*	380	9,660
Greenlight Capital Re Ltd., Class A*	1,164	12,327
Hallmark Financial Services, Inc.*	509	5,803
HCI Group, Inc.	286	15,544
Health Insurance Innovations, Inc., Class A*	498	18,336
Heritage Insurance Holdings, Inc.	781	12,535
Horace Mann Educators Corp.	1,605	64,649
Independence Holding Co.	182	7,005
Investors Title Co.	53	9,862
James River Group Holdings Ltd.	1,012	38,517
Kemper Corp.	2,057	156,538
Kingstone Cos., Inc.	362	5,712
Kinsale Capital Group, Inc.	761	47,342
Maiden Holdings Ltd.	2,657	6,722
MBIA, Inc.*	3,453	32,147
National General Holdings Corp.	2,404	63,826
National Western Life Group, Inc., Class A	89	27,341
Navigators Group, Inc. (The)	808	56,132
NI Holdings, Inc.*	379	6,000
Primerica, Inc.	1,683	200,075
ProAssurance Corp.	2,071	90,565
Protective Insurance Corp., Class B	374	7,813
RLI Corp.	1,530	116,005
Safety Insurance Group, Inc.	572	50,233
Selective Insurance Group, Inc.	2,265	150,328
State Auto Financial Corp.	651	22,785
Stewart Information Services Corp.	913	38,401
Third Point Reinsurance Ltd.*	3,067	31,652
Tiptree, Inc.	1,053	5,770
Trupanion, Inc.*	983	29,421
United Fire Group, Inc.	821	44,227
United Insurance Holdings Corp.	802	15,559
Universal Insurance Holdings, Inc.	1,234	54,160
		2,199,763
Interactive Media & Services - 0.4%
Care.com, Inc.*	768	13,763
Cargurus, Inc.*	1,952	75,952
Cars.com, Inc.*	2,744	70,987
Liberty TripAdvisor Holdings, Inc., Class A*	2,833	53,912
Meet Group, Inc. (The)*	2,718	10,954
QuinStreet, Inc.*	1,459	23,548
Travelzoo*	184	1,660
TrueCar, Inc.*	3,608	37,559
XO Group, Inc.*	948	32,706
Yelp, Inc.*	3,164	106,532
		427,573
Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com, Inc., Class A*	1,047	13,098
Duluth Holdings, Inc., Class B*	321	10,073
Etsy, Inc.*	4,662	251,934
Gaia, Inc.*	439	5,725
Groupon, Inc.*	17,204	52,816
Lands’ End, Inc.*	409	8,683
Leaf Group Ltd.*	644	5,249
Liberty Expedia Holdings, Inc., Class A*	2,126	89,101
Liquidity Services, Inc.*	1,018	6,597
Nutrisystem, Inc.	1,151	42,806
Overstock.com, Inc.*	808	15,804
PetMed Express, Inc.	779	18,766
Quotient Technology, Inc.*	3,111	38,234
Remark Holdings, Inc.*	1,004	1,325
Shutterfly, Inc.*	1,289	64,437
Shutterstock, Inc.	734	28,046
Stamps.com, Inc.*	686	117,622
		770,316
IT Services - 1.3%
Brightcove, Inc.*	1,386	9,951
CACI International, Inc., Class A*	958	157,984
Carbonite, Inc.*	1,224	34,676
Cardtronics plc, Class A*	1,548	50,217
Cass Information Systems, Inc.	466	30,761
ConvergeOne Holdings, Inc.	1,035	12,958
CSG Systems International, Inc.	1,296	45,451
Endurance International Group Holdings, Inc.*	2,738	22,725
Everi Holdings, Inc.*	2,544	17,096
EVERTEC, Inc.	2,377	64,963
Evo Payments, Inc., Class A*	633	16,578
Exela Technologies, Inc.*	1,849	8,394
ExlService Holdings, Inc.*	1,303	75,522
GTT Communications, Inc.*	1,655	55,707
Hackett Group, Inc. (The)	940	16,591
I3 Verticals, Inc., Class A*	302	6,804
Information Services Group, Inc.*	1,332	5,528
Internap Corp.*	783	4,674
Limelight Networks, Inc.*	4,263	14,025
LiveRamp Holdings, Inc.*	2,999	141,853
ManTech International Corp., Class A	1,032	58,102
MAXIMUS, Inc.	2,492	177,231
MoneyGram International, Inc.*	1,204	2,625
NIC, Inc.	2,511	32,643
Perficient, Inc.*	1,332	33,713
Perspecta, Inc.	5,605	118,321
PFSweb, Inc.*	593	3,647
Presidio, Inc.	1,238	17,431
PRGX Global, Inc.*	818	7,632

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Science Applications International Corp.	1,653	114,917
ServiceSource International, Inc.*	3,018	3,984
Sykes Enterprises, Inc.*	1,542	42,590
Travelport Worldwide Ltd.	4,896	74,811
TTEC Holdings, Inc.	552	16,146
Tucows, Inc., Class A*	371	21,533
Unisys Corp.*	1,969	26,621
Virtusa Corp.*	1,109	49,162
		1,593,567
Leisure Products - 0.2%
Acushnet Holdings Corp.	1,351	30,870
American Outdoor Brands Corp.*	2,096	25,529
Callaway Golf Co.	3,666	62,799
Clarus Corp.	816	9,237
Escalade, Inc.	416	4,930
Johnson Outdoors, Inc., Class A	191	13,618
Malibu Boats, Inc., Class A*	799	38,688
Marine Products Corp.	293	6,370
MasterCraft Boat Holdings, Inc.*	719	18,629
Nautilus, Inc.*	1,165	15,040
Sturm Ruger & Co., Inc.	655	35,114
Vista Outdoor, Inc.*	2,227	25,388
		286,212
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*	1,017	15,021
Cambrex Corp.*	1,284	61,414
ChromaDex Corp.*	1,501	5,328
Codexis, Inc.*	1,986	43,533
Enzo Biochem, Inc.*	1,718	5,291
Fluidigm Corp.*	1,024	8,397
Harvard Bioscience, Inc.*	1,393	5,502
Luminex Corp.	1,618	47,521
Medpace Holdings, Inc.*	848	52,500
NanoString Technologies, Inc.*	981	16,942
NeoGenomics, Inc.*	2,476	40,606
Pacific Biosciences of California, Inc.*	4,752	37,161
Quanterix Corp.*	329	6,165
Syneos Health, Inc.*	2,419	125,111
		470,492
Machinery - 2.5%
Actuant Corp., Class A	2,378	60,877
Alamo Group, Inc.	376	31,137
Albany International Corp., Class A	1,120	81,043
Altra Industrial Motion Corp.	2,342	73,890
American Railcar Industries, Inc.	283	19,886
Astec Industries, Inc.	894	31,889
Barnes Group, Inc.	1,865	111,993
Blue Bird Corp.*	569	10,885
Briggs & Stratton Corp.	1,619	24,155
Chart Industries, Inc.*	1,202	76,399
CIRCOR International, Inc.*	635	21,018
Columbus McKinnon Corp.	871	30,311
Commercial Vehicle Group, Inc.*	1,180	8,236
DMC Global, Inc.	557	20,275
Douglas Dynamics, Inc.	867	32,313
Eastern Co. (The)	213	5,815
Energy Recovery, Inc.*	1,405	11,479
EnPro Industries, Inc.	807	56,797
ESCO Technologies, Inc.	994	69,858
Evoqua Water Technologies Corp.*	2,953	26,990
Federal Signal Corp.	2,318	54,380
Franklin Electric Co., Inc.	1,809	81,857
FreightCar America, Inc.*	466	4,446
Gencor Industries, Inc.*	343	3,886
Global Brass & Copper Holdings, Inc.	848	27,450
Gorman-Rupp Co. (The)	688	23,034
Graham Corp.	374	9,320
Greenbrier Cos., Inc. (The)	1,235	60,404
Harsco Corp.*	3,139	83,968
Hillenbrand, Inc.	2,449	108,515
Hurco Cos., Inc.	243	9,285
Hyster-Yale Materials Handling, Inc.	404	26,450
John Bean Technologies Corp.	1,222	100,864
Kadant, Inc.	426	38,800
Kennametal, Inc.	3,179	132,946
LB Foster Co., Class A*	388	7,508
Lindsay Corp.	419	42,386
Lydall, Inc.*	660	14,606
Manitex International, Inc.*	566	4,126
Manitowoc Co., Inc. (The)*	1,378	27,216
Meritor, Inc.*	3,233	53,344
Milacron Holdings Corp.*	2,706	38,560
Miller Industries, Inc.	430	12,066
Mueller Industries, Inc.	2,211	52,666
Mueller Water Products, Inc., Class A	6,035	63,549
Navistar International Corp.*	1,919	61,485
NN, Inc.	1,080	7,754
Omega Flex, Inc.	113	6,260
Park-Ohio Holdings Corp.	349	12,585
Proto Labs, Inc.*	1,058	136,154
RBC Bearings, Inc.*	932	142,615
REV Group, Inc.	1,169	14,262
Rexnord Corp.*	4,078	115,448
Spartan Motors, Inc.	1,331	10,715
SPX Corp.*	1,680	49,694
SPX FLOW, Inc.*	1,645	61,737
Standex International Corp.	496	39,531
Sun Hydraulics Corp.	1,115	46,473
Tennant Co.	696	41,656
Titan International, Inc.	1,960	12,760
TriMas Corp.*	1,788	51,906
Twin Disc, Inc.*	330	5,759
Wabash National Corp.	2,206	34,281
Watts Water Technologies, Inc., Class A	1,084	79,956
Woodward, Inc.	2,091	174,975
		2,992,884
Marine - 0.1%
Costamare, Inc.	1,903	10,086
Eagle Bulk Shipping, Inc.*	1,861	8,709
Genco Shipping & Trading Ltd.*	381	3,181
Matson, Inc.	1,653	65,046
Safe Bulkers, Inc.*	1,984	3,948
Scorpio Bulkers, Inc.	2,270	13,870
		104,840
Media - 1.0%
Beasley Broadcast Group, Inc., Class A	311	1,599
Boston Omaha Corp., Class A*	197	4,840
Cardlytics, Inc.*	232	3,336
Central European Media Enterprises Ltd., Class A*	3,361	11,024
Clear Channel Outdoor Holdings, Inc., Class A	1,446	7,389
Daily Journal Corp.*	44	10,384
Emerald Expositions Events, Inc.	967	11,314
Entercom Communications Corp., Class A	4,995	32,617

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Entravision Communications Corp., Class A	2,512	8,114
EW Scripps Co. (The), Class A	1,779	31,364
Fluent, Inc.*	1,271	4,499
Gannett Co., Inc.	4,420	45,835
Gray Television, Inc.*	3,117	57,633
Hemisphere Media Group, Inc.*	707	9,806
Liberty Latin America Ltd., Class A*	1,695	30,934
Liberty Latin America Ltd., Class C*	4,435	82,003
Loral Space & Communications, Inc.*	501	21,298
MDC Partners, Inc., Class A*	2,179	5,753
Meredith Corp.	1,538	88,066
MSG Networks, Inc., Class A*	2,309	61,835
National CineMedia, Inc.	3,009	20,792
New Media Investment Group, Inc.	2,327	30,716
New York Times Co. (The), Class A	5,125	137,504
Nexstar Media Group, Inc., Class A	1,747	144,372
Saga Communications, Inc., Class A	149	5,528
Scholastic Corp.	1,098	50,739
Sinclair Broadcast Group, Inc., Class A	2,812	88,437
TechTarget, Inc.*	793	11,411
TEGNA, Inc.	8,459	112,420
Tribune Publishing Co.*	672	9,805
WideOpenWest, Inc.*	1,155	10,788
		1,152,155
Metals & Mining - 0.8%
AK Steel Holding Corp.*	12,289	37,850
Allegheny Technologies, Inc.*	4,898	128,621
Carpenter Technology Corp.	1,820	78,406
Century Aluminum Co.*	1,949	17,502
Cleveland-Cliffs, Inc.*	11,617	107,806
Coeur Mining, Inc.*	7,236	28,582
Commercial Metals Co.	4,543	87,544
Compass Minerals International, Inc.	1,330	66,633
Gold Resource Corp.	2,053	7,842
Haynes International, Inc.	484	15,958
Hecla Mining Co.	17,683	42,086
Kaiser Aluminum Corp.	639	62,449
Materion Corp.	785	41,511
Olympic Steel, Inc.	359	6,591
Ramaco Resources, Inc.*	233	1,235
Ryerson Holding Corp.*	621	5,086
Schnitzer Steel Industries, Inc., Class A	1,022	28,626
SunCoke Energy, Inc.*	2,535	24,742
Synalloy Corp.	322	5,187
Tahoe Resources, Inc.*	12,117	42,531
TimkenSteel Corp.*	1,560	17,222
Universal Stainless & Alloy Products, Inc.*	328	6,419
Warrior Met Coal, Inc.	1,685	39,935
Worthington Industries, Inc.	1,639	67,887
		968,251
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AG Mortgage Investment Trust, Inc.	1,096	19,903
Anworth Mortgage Asset Corp.	3,799	17,058
Apollo Commercial Real Estate Finance, Inc.	4,811	91,120
Arbor Realty Trust, Inc.	2,536	30,052
Ares Commercial Real Estate Corp.	1,045	14,923
ARMOUR Residential REIT, Inc.	1,623	35,933
Blackstone Mortgage Trust, Inc., Class A	4,362	153,106
Capstead Mortgage Corp.	3,590	27,751
Cherry Hill Mortgage Investment Corp.	618	11,748
Colony Credit Real Estate, Inc.	3,276	55,594
Dynex Capital, Inc.	2,175	13,115
Exantas Capital Corp.	1,184	13,225
Granite Point Mortgage Trust, Inc.	1,674	31,739
Great Ajax Corp.	627	8,107
Invesco Mortgage Capital, Inc.	4,384	68,478
KKR Real Estate Finance Trust, Inc.	681	13,280
Ladder Capital Corp.	3,393	59,887
New York Mortgage Trust, Inc.	5,422	33,616
Orchid Island Capital, Inc.	2,042	13,824
PennyMac Mortgage Investment Trust	2,338	49,215
Ready Capital Corp.	689	10,266
Redwood Trust, Inc.	3,206	53,508
TPG RE Finance Trust, Inc.	1,372	27,042
Western Asset Mortgage Capital Corp.	1,578	15,922
		868,412
Multiline Retail - 0.2%
Big Lots, Inc.	1,566	68,215
Dillard’s, Inc., Class A	454	31,503
JC Penney Co., Inc.*	12,249	17,516
Ollie’s Bargain Outlet Holdings, Inc.*	1,939	171,989
		289,223
Multi-Utilities - 0.4%
Avista Corp.	2,558	133,067
Black Hills Corp.	2,090	138,379
NorthWestern Corp.	1,972	126,129
Unitil Corp.	568	28,798
		426,373
Oil, Gas & Consumable Fuels - 1.7%
Abraxas Petroleum Corp.*	6,201	10,108
Adams Resources & Energy, Inc.	85	3,443
Alta Mesa Resources, Inc., Class A*	3,955	6,051
Amyris, Inc.*	1,214	5,997
Approach Resources, Inc.*	1,757	2,319
Arch Coal, Inc., Class A	711	57,783
Ardmore Shipping Corp.*	1,303	7,675
Berry Petroleum Corp.	513	6,356
Bonanza Creek Energy, Inc.*	735	19,500
California Resources Corp.*	1,763	42,206
Callon Petroleum Co.*	8,908	76,163
Carrizo Oil & Gas, Inc.*	3,410	58,345
Clean Energy Fuels Corp.*	5,353	11,937
Cloud Peak Energy, Inc.*	2,889	2,420
CONSOL Energy, Inc.*	1,095	37,624
CVR Energy, Inc.	616	23,248
Delek US Holdings, Inc.	3,261	129,752
Denbury Resources, Inc.*	17,933	40,529
DHT Holdings, Inc.	3,585	16,204
Dorian LPG Ltd.*	1,081	7,599
Earthstone Energy, Inc., Class A*	736	5,056
Eclipse Resources Corp.*	3,433	3,845
Energy Fuels, Inc.*	3,211	10,532
EP Energy Corp., Class A*	1,615	1,777
Evolution Petroleum Corp.	994	8,658
Frontline Ltd.*	3,001	21,787

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
GasLog Ltd.	1,589	32,988
Golar LNG Ltd.	3,691	98,328
Goodrich Petroleum Corp.*	346	4,989
Green Plains, Inc.	1,537	24,976
Gulfport Energy Corp.*	6,815	58,064
Halcon Resources Corp.*	5,206	14,577
Hallador Energy Co.	648	3,732
HighPoint Resources Corp.*	4,242	13,829
International Seaways, Inc.*	848	16,349
Isramco, Inc.*	29	3,510
Jagged Peak Energy, Inc.*	2,505	28,657
Laredo Petroleum, Inc.*	6,068	26,517
Lilis Energy, Inc.*	1,735	3,574
Matador Resources Co.*	4,112	93,754
Midstates Petroleum Co., Inc.*	584	4,853
NACCO Industries, Inc., Class A	147	5,161
NextDecade Corp.*	305	1,534
Nordic American Tankers Ltd.	5,472	16,142
Northern Oil and Gas, Inc.*	7,586	19,268
Oasis Petroleum, Inc.*	10,514	75,070
Overseas Shipholding Group, Inc., Class A*	2,224	4,759
Panhandle Oil and Gas, Inc., Class A	615	10,148
Par Pacific Holdings, Inc.*	1,214	20,541
PDC Energy, Inc.*	2,585	87,735
Peabody Energy Corp.	3,056	95,164
Penn Virginia Corp.*	484	28,145
Renewable Energy Group, Inc.*	1,440	38,808
Resolute Energy Corp.*	852	30,297
REX American Resources Corp.*	222	15,449
Ring Energy, Inc.*	2,233	15,609
Rosehill Resources, Inc.*	45	167
Sanchez Energy Corp.*	3,072	2,151
SandRidge Energy, Inc.*	1,196	11,721
Scorpio Tankers, Inc.	11,455	23,712
SemGroup Corp., Class A	3,087	50,102
Ship Finance International Ltd.	3,252	42,211
SilverBow Resources, Inc.*	276	6,754
Southwestern Energy Co.*	23,005	110,884
SRC Energy, Inc.*	9,438	54,457
Talos Energy, Inc.*	786	15,186
Teekay Corp.	2,673	11,788
Teekay Tankers Ltd., Class A	7,457	8,426
Tellurian, Inc.*	3,321	24,011
Ultra Petroleum Corp.*	6,211	7,888
Uranium Energy Corp.*	6,189	8,169
W&T Offshore, Inc.*	3,627	21,073
WildHorse Resource Development Corp.*	1,065	19,681
World Fuel Services Corp.	2,615	67,441
Zion Oil & Gas, Inc.*	2,126	964
		1,996,227
Paper & Forest Products - 0.3%
Boise Cascade Co.	1,517	40,322
Clearwater Paper Corp.*	630	19,410
Louisiana-Pacific Corp.	5,602	128,062
Neenah, Inc.	650	44,772
PH Glatfelter Co.	1,695	21,611
Schweitzer-Mauduit International, Inc.	1,199	34,183
Verso Corp., Class A*	1,344	33,896
		322,256
Personal Products - 0.2%
Edgewell Personal Care Co.*	2,106	88,031
elf Beauty, Inc.*	869	11,088
Inter Parfums, Inc.	679	41,942
Medifast, Inc.	455	67,567
Natural Health Trends Corp.	287	6,136
Nature’s Sunshine Products, Inc.*	333	3,064
Revlon, Inc., Class A*	317	7,922
USANA Health Sciences, Inc.*	494	60,456
		286,206
Pharmaceuticals - 1.4%
Aclaris Therapeutics, Inc.*	1,043	9,721
Aerie Pharmaceuticals, Inc.*	1,387	55,327
Akcea Therapeutics, Inc.*	497	16,843
Akorn, Inc.*	3,642	24,984
Amneal Pharmaceuticals, Inc.*	3,390	60,037
Amphastar Pharmaceuticals, Inc.*	1,386	30,104
Ampio Pharmaceuticals, Inc.*	3,819	2,430
ANI Pharmaceuticals, Inc.*	312	17,344
Aquestive Therapeutics, Inc.*	204	1,752
Aratana Therapeutics, Inc.*	1,773	11,525
Assembly Biosciences, Inc.*	820	21,140
Assertio Therapeutics, Inc.*	2,296	11,446
Clearside Biomedical, Inc.*	1,090	1,602
Collegium Pharmaceutical, Inc.*	1,144	21,953
Corcept Therapeutics, Inc.*	3,810	53,073
Cymabay Therapeutics, Inc.*	2,298	20,521
Dermira, Inc.*	1,358	15,766
Dova Pharmaceuticals, Inc.*	460	6,854
Durect Corp.*	6,114	5,434
Eloxx Pharmaceuticals, Inc.*	874	13,608
Endo International plc*	8,740	105,142
Endocyte, Inc.*	2,535	59,902
Evolus, Inc.*	355	5,311
Horizon Pharma plc*	6,450	128,871
Innovate Biopharmaceuticals, Inc.*	721	1,875
Innoviva, Inc.*	2,689	49,101
Intersect ENT, Inc.*	1,167	35,022
Intra-Cellular Therapies, Inc.*	1,747	25,244
Kala Pharmaceuticals, Inc.*	454	2,860
Lannett Co., Inc.*	1,133	6,685
Liquidia Technologies, Inc.*	191	4,271
Mallinckrodt plc*	3,210	76,366
Marinus Pharmaceuticals, Inc.*	1,420	6,631
Medicines Co. (The)*	2,685	59,419
Melinta Therapeutics, Inc.*	1,355	2,873
Menlo Therapeutics, Inc.*	375	2,254
MyoKardia, Inc.*	1,327	82,367
Neos Therapeutics, Inc.*	1,106	2,168
Ocular Therapeutix, Inc.*	1,303	8,678
Odonate Therapeutics, Inc.*	265	4,176
Omeros Corp.*	1,787	24,929
Optinose, Inc.*	749	5,895
Pacira Pharmaceuticals, Inc.*	1,556	75,201
Paratek Pharmaceuticals, Inc.*	1,228	9,296
Phibro Animal Health Corp., Class A	778	26,374
Prestige Consumer Healthcare, Inc.*	2,029	78,766
Reata Pharmaceuticals, Inc., Class A*	730	46,100
resTORbio, Inc.*	300	3,918
Revance Therapeutics, Inc.*	1,280	26,163
scPharmaceuticals, Inc.*	265	1,243
Sienna Biopharmaceuticals, Inc.*	601	6,076
SIGA Technologies, Inc.*	2,025	12,636
Supernus Pharmaceuticals, Inc.*	1,910	90,572
Teligent, Inc.*	1,604	3,304
Tetraphase Pharmaceuticals, Inc.*	2,060	3,687
TherapeuticsMD, Inc.*	7,126	35,844
Theravance Biopharma, Inc.*	1,671	46,136
Tricida, Inc.*	455	13,582

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Verrica Pharmaceuticals, Inc.*	226	2,712
WaVe Life Sciences Ltd.*	688	32,921
Xeris Pharmaceuticals, Inc.*	258	5,369
Zogenix, Inc.*	1,637	67,265
Zomedica Pharmaceuticals Corp.*	1,608	2,685
		1,691,354
Professional Services - 1.0%
Acacia Research Corp.*	1,889	6,007
ASGN, Inc.*	1,980	137,115
Barrett Business Services, Inc.	277	19,487
BG Staffing, Inc.	328	8,128
CBIZ, Inc.*	2,012	42,433
CRA International, Inc.	307	14,966
Exponent, Inc.	2,013	101,294
Forrester Research, Inc.	400	18,696
Franklin Covey Co.*	381	9,026
FTI Consulting, Inc.*	1,483	104,181
GP Strategies Corp.*	484	6,408
Heidrick & Struggles International, Inc.	729	26,725
Huron Consulting Group, Inc.*	863	48,043
ICF International, Inc.	706	49,441
InnerWorkings, Inc.*	1,679	7,085
Insperity, Inc.	1,495	149,560
Kelly Services, Inc., Class A	1,220	27,963
Kforce, Inc.	899	28,489
Korn/Ferry International	2,240	109,693
Mistras Group, Inc.*	683	11,741
Navigant Consulting, Inc.	1,750	44,835
Resources Connection, Inc.	1,162	19,568
TriNet Group, Inc.*	1,701	78,093
TrueBlue, Inc.*	1,571	39,668
WageWorks, Inc.*	1,548	51,595
Willdan Group, Inc.*	307	11,571
		1,171,811
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA*	388	9,211
American Realty Investors, Inc.*	81	1,328
Consolidated-Tomoka Land Co.	152	8,819
Cushman & Wakefield plc*	1,772	32,995
Essential Properties Realty Trust, Inc., REIT	1,388	19,640
Forestar Group, Inc.*	411	6,593
FRP Holdings, Inc.*	276	12,922
Griffin Industrial Realty, Inc.	32	1,134
HFF, Inc., Class A	1,465	59,186
Kennedy-Wilson Holdings, Inc.	4,889	95,776
Marcus & Millichap, Inc.*	758	27,659
Maui Land & Pineapple Co., Inc.*	265	3,056
Newmark Group, Inc., Class A	908	7,627
RE/MAX Holdings, Inc., Class A	695	22,914
Redfin Corp.*	3,089	52,389
RMR Group, Inc. (The), Class A	274	17,711
St Joe Co. (The)*	1,375	20,625
Stratus Properties, Inc.*	229	6,220
Tejon Ranch Co.*	821	14,836
Transcontinental Realty Investors, Inc.*	65	2,347
Trinity Place Holdings, Inc.*	684	3,372
		426,360
Road & Rail - 0.3%
ArcBest Corp.	1,001	40,300
Avis Budget Group, Inc.*	2,604	76,271
Covenant Transportation Group, Inc., Class A*	482	10,980
Daseke, Inc.*	1,600	6,432
Heartland Express, Inc.	1,824	37,848
Hertz Global Holdings, Inc.*	2,139	40,021
Marten Transport Ltd.	1,526	29,726
PAM Transportation Services, Inc.*	85	4,391
Saia, Inc.*	1,000	60,310
Universal Logistics Holdings, Inc.	325	7,595
US Xpress Enterprises, Inc., Class A*	818	6,732
USA Truck, Inc.*	309	6,338
Werner Enterprises, Inc.	1,866	63,183
YRC Worldwide, Inc.*	1,295	7,330
		397,457
Semiconductors & Semiconductor Equipment - 1.7%
ACM Research, Inc., Class A*	327	3,646
Adesto Technologies Corp.*	963	5,114
Advanced Energy Industries, Inc.*	1,530	71,971
Alpha & Omega Semiconductor Ltd.*	774	8,529
Ambarella, Inc.*	1,263	50,507
Amkor Technology, Inc.*	3,992	27,345
Aquantia Corp.*	840	8,190
Axcelis Technologies, Inc.*	1,250	24,900
AXT, Inc.*	1,484	8,177
Brooks Automation, Inc.	2,712	82,336
Cabot Microelectronics Corp.	1,108	119,088
CEVA, Inc.*	861	22,377
Cirrus Logic, Inc.*	2,390	89,482
Cohu, Inc.	1,545	30,282
Cree, Inc.*	3,928	173,382
Diodes, Inc.*	1,567	54,579
Entegris, Inc.	5,538	162,817
FormFactor, Inc.*	2,885	47,574
Ichor Holdings Ltd.*	937	17,053
Impinj, Inc.*	637	13,530
Inphi Corp.*	1,694	67,574
Integrated Device Technology, Inc.*	5,058	242,480
Kopin Corp.*	2,411	4,002
Lattice Semiconductor Corp.*	4,567	26,763
MACOM Technology Solutions Holdings, Inc.*	1,767	31,400
MaxLinear, Inc.*	2,439	49,756
Nanometrics, Inc.*	889	28,555
NeoPhotonics Corp.*	1,371	10,557
NVE Corp.	186	17,770
PDF Solutions, Inc.*	1,080	9,990
Photronics, Inc.*	2,648	25,686
Power Integrations, Inc.	1,117	70,773
Rambus, Inc.*	4,158	36,258
Rudolph Technologies, Inc.*	1,229	26,079
Semtech Corp.*	2,539	135,430
Silicon Laboratories, Inc.*	1,675	148,020
SMART Global Holdings, Inc.*	388	13,304
SunPower Corp.*	2,403	16,461
Synaptics, Inc.*	1,377	52,959
Ultra Clean Holdings, Inc.*	1,499	14,091
Veeco Instruments, Inc.*	1,886	16,521
Xperi Corp.	1,911	26,945
		2,092,253
Software - 3.3%
8x8, Inc.*	3,588	70,719
A10 Networks, Inc.*	1,950	12,285
ACI Worldwide, Inc.*	4,476	129,267
Agilysys, Inc.*	604	9,960
Alarm.com Holdings, Inc.*	1,202	61,122
Altair Engineering, Inc., Class A*	1,180	38,126
Alteryx, Inc., Class A*	1,141	68,665
Amber Road, Inc.*	914	7,970

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
American Software, Inc., Class A	1,115	11,596
Appfolio, Inc., Class A*	592	36,284
Apptio, Inc., Class A*	1,342	51,211
Asure Software, Inc.*	490	2,788
Avalara, Inc.*	339	10,845
Avaya Holdings Corp.*	4,085	63,603
Benefitfocus, Inc.*	874	43,787
Blackbaud, Inc.	1,883	137,930
Blackline, Inc.*	1,402	60,104
Bottomline Technologies DE, Inc.*	1,570	86,460
Box, Inc., Class A*	4,814	90,455
Carbon Black, Inc.*	325	5,294
ChannelAdvisor Corp.*	1,013	10,890
Cision Ltd.*	2,101	26,305
Cloudera, Inc.*	4,032	49,755
CommVault Systems, Inc.*	1,534	90,414
Cornerstone OnDemand, Inc.*	2,121	115,849
Coupa Software, Inc.*	2,074	133,628
Digimarc Corp.*	438	8,813
Domo, Inc., Class B*	313	4,996
Ebix, Inc.	939	44,340
eGain Corp.*	689	5,119
Ellie Mae, Inc.*	1,333	89,671
Envestnet, Inc.*	1,723	94,145
Everbridge, Inc.*	1,047	57,344
Five9, Inc.*	2,238	95,965
ForeScout Technologies, Inc.*	1,172	31,820
Fusion Connect, Inc.*	833	1,874
Hortonworks, Inc.*	2,755	44,356
HubSpot, Inc.*	1,415	196,727
Imperva, Inc.*	1,359	75,438
Instructure, Inc.*	1,240	46,835
j2 Global, Inc.	1,828	134,925
LivePerson, Inc.*	2,262	42,684
Majesco*	219	1,566
MicroStrategy, Inc., Class A*	371	48,096
MINDBODY, Inc., Class A*	1,699	47,164
Mitek Systems, Inc.*	1,276	12,211
MobileIron, Inc.*	2,826	13,734
Model N, Inc.*	1,006	13,812
Monotype Imaging Holdings, Inc.	1,617	27,893
New Relic, Inc.*	1,730	150,839
NextGen Healthcare Information Systems LLC*	2,073	36,381
OneSpan, Inc.*	1,229	20,856
Park City Group, Inc.*	519	4,214
Paylocity Holding Corp.*	1,131	75,868
Progress Software Corp.	1,767	62,128
PROS Holdings, Inc.*	1,214	39,054
Q2 Holdings, Inc.*	1,428	77,526
QAD, Inc., Class A	401	17,014
Qualys, Inc.*	1,315	103,569
Rapid7, Inc.*	1,425	45,315
Rimini Street, Inc.*	381	1,958
SailPoint Technologies Holding, Inc.*	2,045	53,231
SecureWorks Corp., Class A*	335	6,033
SendGrid, Inc.*	1,128	51,448
ShotSpotter, Inc.*	286	10,894
SPS Commerce, Inc.*	659	56,167
Telaria, Inc.*	1,712	5,136
Telenav, Inc.*	1,208	5,049
Tenable Holdings, Inc.*	491	13,984
TiVo Corp.	4,711	46,639
Trade Desk, Inc. (The), Class A*	1,269	180,769
Upland Software, Inc.*	614	17,241
Varonis Systems, Inc.*	1,102	63,817
Verint Systems, Inc.*	2,484	112,848
Veritone, Inc.*	314	1,856
VirnetX Holding Corp.*	2,145	6,800
Workiva, Inc.*	1,111	41,563
Yext, Inc.*	3,167	45,985
Zix Corp.*	2,038	13,573
Zscaler, Inc.*	543	21,318
		3,953,913
Specialty Retail - 2.1%
Aaron’s, Inc.	2,701	126,407
Abercrombie & Fitch Co., Class A	2,654	55,495
American Eagle Outfitters, Inc.	6,294	131,733
America’s Car-Mart, Inc.*	236	17,514
Asbury Automotive Group, Inc.*	786	54,328
Ascena Retail Group, Inc.*	6,831	20,630
At Home Group, Inc.*	1,725	49,163
Barnes & Noble Education, Inc.*	1,497	9,985
Barnes & Noble, Inc.	2,326	17,608
Bed Bath & Beyond, Inc.	5,247	67,581
Big 5 Sporting Goods Corp.	783	2,889
Boot Barn Holdings, Inc.*	1,080	24,451
Buckle, Inc. (The)	1,124	21,468
Caleres, Inc.	1,642	49,638
Camping World Holdings, Inc., Class A	1,265	23,871
Carvana Co.*	1,263	54,675
Cato Corp. (The), Class A	885	13,372
Chico’s FAS, Inc.	4,987	26,930
Children’s Place, Inc. (The)	630	81,673
Citi Trends, Inc.	496	10,168
Conn’s, Inc.*	766	21,379
Container Store Group, Inc. (The)*	622	3,377
DSW, Inc., Class A	2,679	74,315
Express, Inc.*	2,840	17,722
Five Below, Inc.*	2,132	223,412
Francesca’s Holdings Corp.*	1,359	2,704
GameStop Corp., Class A	3,912	53,438
Genesco, Inc.*	758	31,654
GNC Holdings, Inc., Class A*	3,203	9,129
Group 1 Automotive, Inc.	748	42,038
Guess?, Inc.	2,247	53,479
Haverty Furniture Cos., Inc.	737	15,101
Hibbett Sports, Inc.*	740	11,463
Hudson Ltd., Class A*	1,552	32,204
J. Jill, Inc.*	641	3,955
Kirkland’s, Inc.*	615	6,673
Lithia Motors, Inc., Class A	895	74,160
Lumber Liquidators Holdings, Inc.*	1,110	14,019
MarineMax, Inc.*	1,016	21,570
Monro, Inc.	1,242	100,999
Murphy USA, Inc.*	1,174	95,117
National Vision Holdings, Inc.*	2,387	87,770
Office Depot, Inc.	21,668	69,988
Party City Holdco, Inc.*	2,211	26,421
Pier 1 Imports, Inc.	3,188	4,591
Rent-A-Center, Inc.*	1,731	25,411
RH*	752	87,337
RTW RetailWinds, Inc.*	1,130	3,786
Sally Beauty Holdings, Inc.*	4,702	99,259
Shoe Carnival, Inc.	415	15,722
Signet Jewelers Ltd.	2,303	121,368
Sleep Number Corp.*	1,341	51,414
Sonic Automotive, Inc., Class A	935	14,764
Sportsman’s Warehouse Holdings, Inc.*	1,449	6,521
Tailored Brands, Inc.	1,938	44,380
Tile Shop Holdings, Inc.	1,569	9,273
Tilly’s, Inc., Class A	565	6,503
Winmark Corp.	97	14,386

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Zumiez, Inc.*	725	14,297
		2,470,678
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	4,259	52,726
Avid Technology, Inc.*	1,072	6,904
Cray, Inc.*	1,577	41,333
Diebold Nixdorf, Inc.	2,976	9,732
Eastman Kodak Co.*	660	2,600
Electronics For Imaging, Inc.*	1,738	48,108
Immersion Corp.*	1,010	9,585
Stratasys Ltd.*	1,977	42,288
USA Technologies, Inc.*	2,223	11,048
		224,324
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	2,640	73,392
Culp, Inc.	436	8,933
Deckers Outdoor Corp.*	1,178	156,957
Fossil Group, Inc.*	1,780	34,407
G-III Apparel Group Ltd.*	1,696	67,976
Movado Group, Inc.	614	23,111
Oxford Industries, Inc.	653	52,495
Rocky Brands, Inc.	267	6,912
Steven Madden Ltd.	3,399	109,550
Superior Group of Cos., Inc.	353	6,488
Unifi, Inc.*	609	16,912
Vera Bradley, Inc.*	885	9,753
Wolverine World Wide, Inc.	3,603	124,664
		691,550
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc.*	2,309	72,041
BankFinancial Corp.	528	7,883
Beneficial Bancorp, Inc.	2,662	41,208
Bridgewater Bancshares, Inc.*	193	2,333
BSB Bancorp, Inc.*	329	10,801
Capitol Federal Financial, Inc.	5,027	70,579
Columbia Financial, Inc.*	1,938	30,543
Dime Community Bancshares, Inc.	1,266	23,105
Entegra Financial Corp.*	262	6,063
ESSA Bancorp, Inc.	371	5,955
Essent Group Ltd.*	3,747	144,484
Federal Agricultural Mortgage Corp., Class C	350	23,121
First Defiance Financial Corp.	778	21,924
Flagstar Bancorp, Inc.*	1,153	37,415
FS Bancorp, Inc.	148	7,083
Greene County Bancorp, Inc.	118	4,010
Hingham Institution for Savings	51	11,332
Home Bancorp, Inc.	305	11,584
HomeStreet, Inc.*	972	25,875
Impac Mortgage Holdings, Inc.*	382	1,471
Kearny Financial Corp.	3,786	50,127
LendingTree, Inc.*	311	80,966
Luther Burbank Corp.	795	8,268
Malvern Bancorp, Inc.*	249	5,204
Merchants Bancorp	628	15,003
Meridian Bancorp, Inc.	1,875	30,656
Meta Financial Group, Inc.	1,089	24,895
MGIC Investment Corp.*	14,114	165,275
Mr Cooper Group, Inc.*	1,011	15,296
NMI Holdings, Inc., Class A*	2,428	47,443
Northfield Bancorp, Inc.	1,694	23,868
Northwest Bancshares, Inc.	3,733	66,933
OceanFirst Financial Corp.	1,853	47,752
Oconee Federal Financial Corp.	37	969
Ocwen Financial Corp.*	4,584	9,672
OP Bancorp*	493	4,782
Oritani Financial Corp.	1,565	24,398
PCSB Financial Corp.	647	12,862
PDL Community Bancorp*	342	4,494
PennyMac Financial Services, Inc.	774	15,875
Provident Bancorp, Inc.*	169	4,593
Provident Financial Services, Inc.	2,420	62,146
Prudential Bancorp, Inc.	347	6,159
Radian Group, Inc.	8,430	155,112
Riverview Bancorp, Inc.	827	6,732
SI Financial Group, Inc.	432	5,880
Southern Missouri Bancorp, Inc.	276	10,027
Sterling Bancorp, Inc.	853	7,191
Territorial Bancorp, Inc.	304	8,466
Timberland Bancorp, Inc.	254	7,188
TrustCo Bank Corp.	3,652	28,814
United Community Financial Corp.	1,892	18,106
United Financial Bancorp, Inc.	1,978	32,400
Walker & Dunlop, Inc.	1,080	51,008
Washington Federal, Inc.	3,257	93,834
Waterstone Financial, Inc.	994	16,659
Western New England Bancorp, Inc.	1,050	10,427
WSFS Financial Corp.	1,176	49,474
		1,787,764
Tobacco - 0.1%
22nd Century Group, Inc.*	4,532	13,777
Pyxus International, Inc.*	328	4,687
Turning Point Brands, Inc.	309	9,208
Universal Corp.	963	61,054
Vector Group Ltd.	3,996	50,350
		139,076
Trading Companies & Distributors - 0.8%
Aircastle Ltd.	2,180	40,657
Applied Industrial Technologies, Inc.	1,489	97,127
Beacon Roofing Supply, Inc.*	2,660	92,728
BlueLinx Holdings, Inc.*	348	9,431
BMC Stock Holdings, Inc.*	2,629	44,719
CAI International, Inc.*	671	16,446
DXP Enterprises, Inc.*	621	22,499
EnviroStar, Inc.	147	5,204
Foundation Building Materials, Inc.*	575	5,624
GATX Corp.	1,467	122,509
General Finance Corp.*	380	5,187
GMS, Inc.*	1,270	23,863
H&E Equipment Services, Inc.	1,241	27,488
Herc Holdings, Inc.*	937	33,423
Kaman Corp.	1,077	61,141
Lawson Products, Inc.*	261	8,039
MRC Global, Inc.*	3,278	51,563
Nexeo Solutions, Inc.*	1,278	12,435
NOW, Inc.*	4,209	56,779
Rush Enterprises, Inc., Class A	1,173	44,691
Rush Enterprises, Inc., Class B	174	6,732
SiteOne Landscape Supply, Inc.*	1,558	96,035
Systemax, Inc.	476	13,276
Textainer Group Holdings Ltd.*	1,064	11,864
Titan Machinery, Inc.*	735	12,885
Triton International Ltd.	2,040	69,523
Veritiv Corp.*	449	13,627
Willis Lease Finance Corp.*	120	4,421
		1,009,916
Water Utilities - 0.3%
American States Water Co.	1,428	95,790
AquaVenture Holdings Ltd.*	425	7,981
Artesian Resources Corp., Class A	309	11,235
Cadiz, Inc.*	882	9,552

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
California Water Service Group	1,873	85,634
Connecticut Water Service, Inc.	470	32,703
Consolidated Water Co. Ltd.	574	7,112
Global Water Resources, Inc.	422	4,292
Middlesex Water Co.	621	32,193
Pure Cycle Corp.*	667	7,003
SJW Group	672	37,659
York Water Co. (The)	503	16,659
		347,813
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,601	40,089
Gogo, Inc.*	2,250	9,517
NII Holdings, Inc.*	3,465	18,746
Shenandoah Telecommunications Co.	1,821	90,977
Spok Holdings, Inc.	714	10,402
		169,731
TOTAL COMMON STOCKS (Cost $94,071,789)		79,242,720

	Number of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Tobira Therapeutics, Inc., CVR*(d)(e)	218	—
XOMA Corp., expiring 12/14/2018*(d)(e)	22	45
		45

Food Products - 0.0%(b)
Schuman, Inc., CVR*(d)(e)	1,259	2,518

Health Care Equipment & Supplies - 0.0%
Pulse Biosciences, Inc., expiring 12/6/2018*(d)(e)	362	—

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(d)(e)	363	—
TOTAL RIGHTS (Cost $—)		2,563

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 28.9%

REPURCHASE AGREEMENTS(f) - 28.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $34,723,842 (Cost $34,717,308)	34,717,308	34,717,308

Total Investments - 94.8% (Cost $128,789,097)		113,962,591
Other Assets Less Liabilities - 5.2%		6,251,153
Net Assets - 100.0%		120,213,744

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $31,935,241.

(b)         Represents less than 0.05% of net assets.

(c)          Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)         Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to $2,563, which represents approximately 0.00% of net assets of the Fund.

(e)          Illiquid security.

(f)           The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                                             Contingent Value Rights - No defined expiration

See accompanying notes to the financial statements.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,662,007
Aggregate gross unrealized depreciation	(22,942,389)
Net unrealized depreciation	$(15,280,382)
Federal income tax cost	$128,939,733

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	183	12/21/2018	USD	$14,036,100	$235,766

Swap Agreements(1)

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
30,432,693	11/6/2019	Bank of America NA	2.42%	Russell 2000® Index	(3,168,242)	3,133,856	34,386	—

3,046,607	11/6/2019	BNP Paribas SA	2.22%	Russell 2000® Index	48,815	—	—	48,815

32,630,810	11/6/2020	Citibank NA	2.37%	Russell 2000® Index	(1,196,428)	—	1,196,428	—

23,650,907	11/6/2019	Credit Suisse International	2.62%	Russell 2000® Index	329,081	—	(290,000)	39,081

92,952,890	11/6/2019	Deutsche Bank AG	2.47%	Russell 2000® Index	3,883,788	(2,033,788)	(1,850,000)	—

472,978	11/6/2019	Goldman Sachs International	2.27%	iShares® Russell 2000 ETF	9,824
49,283,499	11/6/2019	Goldman Sachs International	2.47%	Russell 2000® Index	(926,854)
49,756,477					(917,030)	—	917,030	—
1,746,510	11/6/2020	Morgan Stanley & Co. International plc	2.22%	iShares® Russell 2000 ETF	(25,951)
15,763,659	11/6/2019	Morgan Stanley & Co. International plc	2.42%	Russell 2000® Index	1,799,638
17,510,169					1,773,687	(1,773,687)	—	—
4,478,729	11/6/2019	Societe Generale	2.62%	Russell 2000® Index	(1,146,628)	1,107,266	39,362	—

12,887,929	11/6/2020	UBS AG	2.32%	Russell 2000® Index	(146,049)	116,464	29,585	—

267,347,211					(539,006)
				Total Unrealized Appreciation	6,071,146
				Total Unrealized Depreciation	(6,610,152)

See accompanying notes to the financial statements.

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviatons

USD U.S. Dollar

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 66.0%

Aerospace & Defense - 1.7%
Arconic, Inc.	18,449	396,285
Boeing Co. (The)	22,934	7,952,594
General Dynamics Corp.	11,954	2,210,175
Harris Corp.	5,044	721,040
Huntington Ingalls Industries, Inc.	1,859	400,614
L3 Technologies, Inc.	3,363	616,404
Lockheed Martin Corp.	10,635	3,195,073
Northrop Grumman Corp.	7,475	1,942,603
Raytheon Co.	12,245	2,147,038
Textron, Inc.	10,663	598,621
TransDigm Group, Inc.*	2,079	751,912
United Technologies Corp.	34,709	4,228,989
		25,161,348
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	5,946	548,994
Expeditors International of Washington, Inc.	7,484	569,458
FedEx Corp.	10,443	2,391,447
United Parcel Service, Inc., Class B	29,763	3,431,376
		6,941,275
Airlines - 0.3%
Alaska Air Group, Inc.	5,285	387,179
American Airlines Group, Inc.	17,592	706,495
Delta Air Lines, Inc.	27,003	1,639,352
Southwest Airlines Co.	22,137	1,208,902
United Continental Holdings, Inc.*	9,829	950,464
		4,892,392
Auto Components - 0.1%
Aptiv plc	11,364	817,071
BorgWarner, Inc.	8,965	354,835
Goodyear Tire & Rubber Co. (The)	10,174	235,630
		1,407,536
Automobiles - 0.3%
Ford Motor Co.	168,038	1,581,238
General Motors Co.	56,321	2,137,382
Harley-Davidson, Inc.	7,149	302,331
		4,020,951
Banks - 4.0%
Bank of America Corp.	398,717	11,323,563
BB&T Corp.	33,242	1,698,666
Citigroup, Inc.	108,021	6,998,681
Citizens Financial Group, Inc.	20,429	742,798
Comerica, Inc.	6,941	549,588
Fifth Third Bancorp	28,601	798,826
Huntington Bancshares, Inc.	47,396	691,508
JPMorgan Chase & Co.	144,260	16,040,269
KeyCorp	45,156	828,161
M&T Bank Corp.	6,172	1,043,130
People’s United Financial, Inc.	16,000	269,760
PNC Financial Services Group, Inc. (The)	19,930	2,706,095
Regions Financial Corp.	44,377	730,002
SunTrust Banks, Inc.	19,775	1,239,695
SVB Financial Group*	2,284	581,986
US Bancorp	65,728	3,579,547
Wells Fargo & Co.	186,052	10,098,902
Zions Bancorp NA	8,345	406,068
		60,327,245
Beverages - 1.2%
Brown-Forman Corp., Class B	7,234	345,206
Coca-Cola Co. (The)	164,294	8,280,418
Constellation Brands, Inc., Class A	7,205	1,410,451
Molson Coors Brewing Co., Class B	8,034	528,396
Monster Beverage Corp.*	17,075	1,019,036
PepsiCo, Inc.	60,707	7,402,612
		18,986,119
Biotechnology - 1.7%
AbbVie, Inc.	64,998	6,127,361
Alexion Pharmaceuticals, Inc.*	9,565	1,177,930
Amgen, Inc.	27,782	5,785,602
Biogen, Inc.*	8,646	2,885,343
Celgene Corp.*	30,191	2,180,394
Gilead Sciences, Inc.	55,643	4,002,957
Incyte Corp.*	7,574	486,630
Regeneron Pharmaceuticals, Inc.*	3,326	1,216,152
Vertex Pharmaceuticals, Inc.*	10,970	1,983,266
		25,845,635
Building Products - 0.2%
Allegion plc	4,078	373,504
AO Smith Corp.	6,205	293,993
Fortune Brands Home & Security, Inc.	6,113	267,749
Johnson Controls International plc	39,700	1,380,766
Masco Corp.	13,198	418,245
		2,734,257
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	2,293	254,798
Ameriprise Financial, Inc.	6,089	790,048
Bank of New York Mellon Corp. (The)	39,488	2,026,129
BlackRock, Inc.	5,274	2,257,325
Cboe Global Markets, Inc.	4,800	516,576
Charles Schwab Corp. (The)	51,613	2,312,262
CME Group, Inc.	15,190	2,887,315
E*TRADE Financial Corp.	11,146	582,824
Franklin Resources, Inc.	13,121	444,671
Goldman Sachs Group, Inc. (The)	15,071	2,873,889
Intercontinental Exchange, Inc.	24,614	2,011,456
Invesco Ltd.	17,635	358,872
Moody’s Corp.	7,166	1,139,896
Morgan Stanley	56,918	2,526,590
MSCI, Inc.	3,813	598,984
Nasdaq, Inc.	4,943	451,395
Northern Trust Corp.	9,584	951,020
Raymond James Financial, Inc.	5,636	449,358
S&P Global, Inc.	10,795	1,973,974
State Street Corp.	16,286	1,189,204
T. Rowe Price Group, Inc.	10,439	1,037,219
		27,633,805
Chemicals - 1.3%
Air Products & Chemicals, Inc.	9,412	1,514,108
Albemarle Corp.	4,655	448,370
CF Industries Holdings, Inc.	10,022	422,828
DowDuPont, Inc.	99,039	5,729,406
Eastman Chemical Co.	6,064	477,965
Ecolab, Inc.	10,913	1,751,427
FMC Corp.	5,779	478,154
International Flavors & Fragrances, Inc.	4,345	615,382
Linde plc	23,638	3,759,624
LyondellBasell Industries NV, Class A	13,703	1,278,627
Mosaic Co. (The)	15,222	547,992
PPG Industries, Inc.	10,387	1,135,611
Sherwin-Williams Co. (The)	3,527	1,495,695
		19,655,189
Commercial Services & Supplies - 0.2%
Cintas Corp.	3,695	692,369

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Copart, Inc.*	8,774	449,053
Republic Services, Inc.	9,357	723,670
Rollins, Inc.	4,214	267,842
Waste Management, Inc.	16,930	1,587,188
		3,720,122
Communications Equipment - 0.8%
Arista Networks, Inc.*	2,216	528,472
Cisco Systems, Inc.	196,217	9,392,908
F5 Networks, Inc.*	2,611	449,013
Juniper Networks, Inc.	14,800	424,908
Motorola Solutions, Inc.	6,965	914,156
		11,709,457
Construction & Engineering - 0.1%
Fluor Corp.	6,036	247,053
Jacobs Engineering Group, Inc.	5,116	335,968
Quanta Services, Inc.*	6,387	224,184
		807,205
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,704	515,626
Vulcan Materials Co.	5,677	600,115
		1,115,741
Consumer Finance - 0.5%
American Express Co.	30,306	3,402,455
Capital One Financial Corp.	20,535	1,841,579
Discover Financial Services	14,708	1,048,680
Synchrony Financial	29,250	759,915
		7,052,629
Containers & Packaging - 0.2%
Avery Dennison Corp.	3,752	361,693
Ball Corp.	14,762	724,962
International Paper Co.	17,550	810,634
Packaging Corp. of America	4,057	396,856
Sealed Air Corp.	6,816	248,988
Westrock Co.	10,951	515,902
		3,059,035
Distributors - 0.1%
Genuine Parts Co.	6,299	653,269
LKQ Corp.*	13,653	380,100
		1,033,369
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	8,822	238,282

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	83,675	18,261,232
Jefferies Financial Group, Inc.	12,447	271,967
		18,533,199
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	311,708	9,737,758
CenturyLink, Inc.	40,799	767,021
Verizon Communications, Inc.	177,355	10,694,507
		21,199,286
Electric Utilities - 1.3%
Alliant Energy Corp.	10,035	455,489
American Electric Power Co., Inc.	21,159	1,644,901
Duke Energy Corp.	30,577	2,708,205
Edison International	13,985	773,650
Entergy Corp.	7,762	675,760
Evergy, Inc.	11,661	692,313
Eversource Energy	13,602	929,561
Exelon Corp.	41,459	1,923,283
FirstEnergy Corp.	20,855	788,945
NextEra Energy, Inc.	20,243	3,678,355
PG&E Corp.*	22,198	585,583
Pinnacle West Capital Corp.	4,806	429,464
PPL Corp.	30,027	918,526
Southern Co. (The)	43,530	2,060,275
Xcel Energy, Inc.	21,851	1,146,085
		19,410,395
Electrical Equipment - 0.3%
AMETEK, Inc.	9,953	730,849
Eaton Corp. plc	18,599	1,431,007
Emerson Electric Co.	26,976	1,821,420
Rockwell Automation, Inc.	5,286	921,561
		4,904,837
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	12,892	1,133,722
Corning, Inc.	34,769	1,120,257
FLIR Systems, Inc.	5,924	271,675
IPG Photonics Corp.*	1,546	219,764
Keysight Technologies, Inc.*	8,045	497,342
TE Connectivity Ltd.	14,957	1,150,642
		4,393,402
Energy Equipment & Services - 0.4%
Baker Hughes a GE Co.	21,822	497,978
Halliburton Co.	37,768	1,187,048
Helmerich & Payne, Inc.	4,677	283,426
National Oilwell Varco, Inc.	16,424	527,375
Schlumberger Ltd.	59,410	2,679,391
TechnipFMC plc	18,338	423,425
		5,598,643
Entertainment - 1.3%
Activision Blizzard, Inc.	32,726	1,632,373
Electronic Arts, Inc.*	13,084	1,099,972
Netflix, Inc.*	18,691	5,348,056
Take-Two Interactive Software, Inc.*	4,885	535,738
Twenty-First Century Fox, Inc., Class A	45,243	2,238,171
Twenty-First Century Fox, Inc., Class B	20,908	1,025,119
Viacom, Inc., Class B	15,171	468,177
Walt Disney Co. (The)	63,837	7,372,535
		19,720,141
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	4,540	565,230
American Tower Corp.	18,922	3,112,480
Apartment Investment & Management Co., Class A	6,754	318,046
AvalonBay Communities, Inc.	5,933	1,130,652
Boston Properties, Inc.	6,629	869,725
Crown Castle International Corp.	17,806	2,045,909
Digital Realty Trust, Inc.	8,847	1,017,759
Duke Realty Corp.	15,335	436,434
Equinix, Inc.	3,413	1,314,961
Equity Residential	15,808	1,126,320
Essex Property Trust, Inc.	2,835	744,216
Extra Space Storage, Inc.	5,430	521,171
Federal Realty Investment Trust	3,154	416,612
HCP, Inc.	20,166	590,057
Host Hotels & Resorts, Inc.	31,836	604,884
Iron Mountain, Inc.	12,283	417,253
Kimco Realty Corp.	18,087	295,722
Macerich Co. (The)	4,541	228,367
Mid-America Apartment Communities, Inc.	4,885	505,891
Prologis, Inc.	27,021	1,819,594
Public Storage	6,431	1,371,475
Realty Income Corp.	12,449	797,856
Regency Centers Corp.	7,272	462,936
SBA Communications Corp.*	4,930	842,093
Simon Property Group, Inc.	13,272	2,464,478
SL Green Realty Corp.	3,716	358,297

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
UDR, Inc.	11,489	489,661
Ventas, Inc.	15,299	971,334
Vornado Realty Trust	7,431	534,735
Welltower, Inc.	15,968	1,154,965
Weyerhaeuser Co.	32,522	858,906
		28,388,019
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	18,823	4,353,384
Kroger Co. (The)	34,196	1,014,253
Sysco Corp.	20,525	1,383,385
Walgreens Boots Alliance, Inc.	36,208	3,065,731
Walmart, Inc.	61,598	6,015,045
		15,831,798
Food Products - 0.8%
Archer-Daniels-Midland Co.	24,025	1,105,630
Campbell Soup Co.	8,259	323,753
Conagra Brands, Inc.	20,132	651,069
General Mills, Inc.	25,580	1,082,290
Hershey Co. (The)	5,999	649,691
Hormel Foods Corp.	11,670	526,200
JM Smucker Co. (The)	4,882	510,218
Kellogg Co.	10,863	691,430
Kraft Heinz Co. (The)	26,691	1,364,444
Lamb Weston Holdings, Inc.	6,274	481,216
McCormick & Co., Inc. (Non-Voting)	5,206	780,900
Mondelez International, Inc., Class A	62,949	2,831,446
Tyson Foods, Inc., Class A	12,702	748,783
		11,747,070
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	75,301	5,576,039
ABIOMED, Inc.*	1,926	640,742
Align Technology, Inc.*	3,137	721,165
Baxter International, Inc.	21,327	1,461,966
Becton Dickinson and Co.	11,485	2,902,834
Boston Scientific Corp.*	59,359	2,236,053
Cooper Cos., Inc. (The)	2,110	588,331
Danaher Corp.	26,431	2,895,252
DENTSPLY SIRONA, Inc.	9,543	360,535
Edwards Lifesciences Corp.*	8,987	1,455,984
Hologic, Inc.*	11,680	518,709
IDEXX Laboratories, Inc.*	3,717	757,376
Intuitive Surgical, Inc.*	4,882	2,591,707
Medtronic plc	57,968	5,653,619
ResMed, Inc.	6,127	684,937
Stryker Corp.	13,324	2,337,829
Varian Medical Systems, Inc.*	3,929	484,799
Zimmer Biomet Holdings, Inc.	8,735	1,022,170
		32,890,047
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	6,872	610,921
Anthem, Inc.	11,158	3,236,601
Cardinal Health, Inc.	13,256	726,826
Centene Corp.*	8,811	1,253,365
Cigna Corp.	10,446	2,333,427
CVS Health Corp.	55,339	4,438,180
DaVita, Inc.*	5,445	359,697
Express Scripts Holding Co.*	24,133	2,448,776
HCA Healthcare, Inc.	11,585	1,668,124
Henry Schein, Inc.*	6,572	586,222
Humana, Inc.	5,913	1,948,156
Laboratory Corp. of America Holdings*	4,374	637,029
McKesson Corp.	8,574	1,067,463
Quest Diagnostics, Inc.	5,866	519,552
UnitedHealth Group, Inc.	41,313	11,623,826
Universal Health Services, Inc., Class B	3,695	509,873
WellCare Health Plans, Inc.*	2,145	546,718
		34,514,756
Health Care Technology - 0.1%
Cerner Corp.*	14,122	817,805

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	17,310	1,043,620
Chipotle Mexican Grill, Inc.*	1,049	496,397
Darden Restaurants, Inc.	5,326	588,736
Hilton Worldwide Holdings, Inc.	12,799	966,836
Marriott International, Inc., Class A	12,362	1,422,001
McDonald’s Corp.	33,300	6,277,383
MGM Resorts International	21,933	591,314
Norwegian Cruise Line Holdings Ltd.*	9,418	483,332
Royal Caribbean Cruises Ltd.	7,355	831,630
Starbucks Corp.	53,159	3,546,768
Wynn Resorts Ltd.	4,197	459,152
Yum! Brands, Inc.	13,622	1,256,221
		17,963,390
Household Durables - 0.2%
DR Horton, Inc.	14,729	548,213
Garmin Ltd.	5,187	345,766
Leggett & Platt, Inc.	5,587	216,441
Lennar Corp., Class A	12,521	535,022
Mohawk Industries, Inc.*	2,721	348,451
Newell Brands, Inc.	18,659	436,621
PulteGroup, Inc.	11,215	297,422
Whirlpool Corp.	2,772	349,632
		3,077,568
Household Products - 1.0%
Church & Dwight Co., Inc.	10,534	697,245
Clorox Co. (The)	5,498	910,579
Colgate-Palmolive Co.	37,246	2,365,866
Kimberly-Clark Corp.	14,923	1,721,667
Procter & Gamble Co. (The)	106,843	10,097,732
		15,793,089
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	28,402	439,947
NRG Energy, Inc.	13,024	500,512
		940,459
Industrial Conglomerates - 0.9%
3M Co.	25,180	5,235,426
General Electric Co.	373,049	2,797,867
Honeywell International, Inc.	31,876	4,677,803
Roper Technologies, Inc.	4,436	1,320,109
		14,031,205
Insurance - 1.5%
Aflac, Inc.	32,956	1,507,407
Allstate Corp. (The)	14,861	1,325,453
American International Group, Inc.	38,136	1,649,382
Aon plc	10,415	1,719,621
Arthur J Gallagher & Co.	7,838	604,075
Assurant, Inc.	2,265	220,249
Brighthouse Financial, Inc.*	5,142	207,017
Chubb Ltd.	19,885	2,659,420
Cincinnati Financial Corp.	6,493	530,673
Everest Re Group Ltd.	1,754	389,528
Hartford Financial Services Group, Inc. (The)	15,385	679,863
Lincoln National Corp.	9,301	585,684
Loews Corp.	11,936	573,644
Marsh & McLennan Cos., Inc.	21,676	1,922,661
MetLife, Inc.	42,701	1,905,746
Principal Financial Group, Inc.	11,368	560,670

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Progressive Corp. (The)	25,029	1,659,172
Prudential Financial, Inc.	17,899	1,678,210
Torchmark Corp.	4,450	384,524
Travelers Cos., Inc. (The)	11,490	1,497,951
Unum Group	9,387	337,087
Willis Towers Watson plc	5,613	894,993
		23,493,030
Interactive Media & Services - 2.9%
Alphabet, Inc., Class A*	12,830	14,236,810
Alphabet, Inc., Class C*	13,216	14,463,987
Facebook, Inc., Class A*	103,517	14,555,525
TripAdvisor, Inc.*	4,391	281,288
Twitter, Inc.*	30,903	971,899
		44,509,509
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc.*	17,585	29,721,640
Booking Holdings, Inc.*	2,038	3,855,651
eBay, Inc.*	39,927	1,191,821
Expedia Group, Inc.	5,103	616,391
		35,385,503
IT Services - 3.1%
Accenture plc, Class A	27,504	4,524,958
Akamai Technologies, Inc.*	7,275	500,156
Alliance Data Systems Corp.	2,029	406,530
Automatic Data Processing, Inc.	18,804	2,772,086
Broadridge Financial Solutions, Inc.	4,993	528,609
Cognizant Technology Solutions Corp., Class A	24,905	1,773,983
DXC Technology Co.	12,068	760,767
Fidelity National Information Services, Inc.	14,114	1,523,606
Fiserv, Inc.*	17,381	1,375,359
FleetCor Technologies, Inc.*	3,795	733,953
Gartner, Inc.*	3,898	597,135
Global Payments, Inc.	6,790	759,190
International Business Machines Corp.	39,179	4,868,774
Jack Henry & Associates, Inc.	3,313	462,826
Mastercard, Inc., Class A	39,159	7,873,700
Paychex, Inc.	13,741	972,313
PayPal Holdings, Inc.*	50,807	4,359,749
Total System Services, Inc.	7,203	629,326
VeriSign, Inc.*	4,605	718,656
Visa, Inc., Class A	76,259	10,806,663
Western Union Co. (The)	19,197	359,560
		47,307,899
Leisure Products - 0.0%(b)
Hasbro, Inc.	5,013	456,183
Mattel, Inc.*	14,772	205,331
		661,514
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	13,683	989,965
Illumina, Inc.*	6,310	2,129,625
IQVIA Holdings, Inc.*	6,957	870,112
Mettler-Toledo International, Inc.*	1,082	688,866
PerkinElmer, Inc.	4,753	413,796
Thermo Fisher Scientific, Inc.	17,290	4,314,719
Waters Corp.*	3,308	656,903
		10,063,986
Machinery - 1.0%
Caterpillar, Inc.	25,510	3,460,942
Cummins, Inc.	6,448	974,035
Deere & Co.	13,807	2,138,428
Dover Corp.	6,340	538,202
Flowserve Corp.	5,617	272,481
Fortive Corp.	13,202	1,004,276
Illinois Tool Works, Inc.	13,243	1,841,439
Ingersoll-Rand plc	10,530	1,090,066
PACCAR, Inc.	15,046	936,162
Parker-Hannifin Corp.	5,681	977,359
Pentair plc	6,927	295,783
Snap-on, Inc.	2,421	402,467
Stanley Black & Decker, Inc.	6,568	859,423
Xylem, Inc.	7,709	562,603
		15,353,666
Media - 0.9%
CBS Corp. (Non-Voting), Class B	14,531	787,289
Charter Communications, Inc., Class A*	7,663	2,522,660
Comcast Corp., Class A	196,266	7,656,337
Discovery, Inc., Class A*	6,707	206,039
Discovery, Inc., Class C*	15,438	431,183
DISH Network Corp., Class A*	9,833	322,129
Interpublic Group of Cos., Inc. (The)	16,474	387,139
News Corp., Class A	16,457	213,612
News Corp., Class B	5,312	71,181
Omnicom Group, Inc.	9,632	741,375
		13,338,944
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	62,196	742,620
Newmont Mining Corp.	22,895	740,424
Nucor Corp.	13,578	820,247
		2,303,291
Multiline Retail - 0.3%
Dollar General Corp.	11,398	1,265,064
Dollar Tree, Inc.*	10,211	886,012
Kohl’s Corp.	7,156	480,669
Macy’s, Inc.	13,177	450,917
Nordstrom, Inc.	4,920	260,120
Target Corp.	22,593	1,603,199
		4,945,981
Multi-Utilities - 0.7%
Ameren Corp.	10,476	718,863
CenterPoint Energy, Inc.	21,123	591,655
CMS Energy Corp.	12,159	633,362
Consolidated Edison, Inc.	13,353	1,072,914
Dominion Energy, Inc.	28,062	2,090,619
DTE Energy Co.	7,802	934,211
NiSource, Inc.	15,583	411,703
Public Service Enterprise Group, Inc.	21,690	1,212,471
SCANA Corp.	6,122	285,653
Sempra Energy	11,738	1,352,452
WEC Energy Group, Inc.	13,543	981,597
		10,285,500
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	21,980	1,162,742
Apache Corp.	16,418	576,764
Cabot Oil & Gas Corp.	18,937	476,455
Chevron Corp.	82,247	9,782,458
Cimarex Energy Co.	4,093	335,544
Concho Resources, Inc.*	8,595	1,120,272
ConocoPhillips	49,881	3,301,125
Devon Energy Corp.	20,096	543,195
Diamondback Energy, Inc.	6,503	717,801
EOG Resources, Inc.	24,861	2,568,390
Exxon Mobil Corp.	181,729	14,447,456
Hess Corp.	10,805	582,281
HollyFrontier Corp.	6,957	434,604
Kinder Morgan, Inc.	81,463	1,390,573
Marathon Oil Corp.	36,662	611,889
Marathon Petroleum Corp.	28,780	1,875,305

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Newfield Exploration Co.*	8,578	145,397
Noble Energy, Inc.	20,738	492,320
Occidental Petroleum Corp.	32,824	2,306,542
ONEOK, Inc.	17,652	1,084,362
Phillips 66	18,333	1,714,502
Pioneer Natural Resources Co.	7,314	1,080,644
Valero Energy Corp.	18,345	1,465,766
Williams Cos., Inc. (The)	51,911	1,314,387
		49,530,774
Personal Products - 0.1%
Coty, Inc., Class A	19,335	161,254
Estee Lauder Cos., Inc. (The), Class A	9,622	1,372,674
		1,533,928
Pharmaceuticals - 3.4%
Allergan plc	13,696	2,144,794
Bristol-Myers Squibb Co.	70,045	3,744,606
Eli Lilly & Co.	41,028	4,867,562
Johnson & Johnson	115,152	16,915,829
Merck & Co., Inc.	114,155	9,057,058
Mylan NV*	22,130	749,322
Nektar Therapeutics*	7,403	299,007
Perrigo Co. plc	5,404	336,561
Pfizer, Inc.	251,620	11,632,392
Zoetis, Inc.	20,681	1,941,325
		51,688,456
Professional Services - 0.2%
Equifax, Inc.	5,169	530,701
IHS Markit Ltd.*	15,312	817,202
Nielsen Holdings plc	15,290	415,429
Robert Half International, Inc.	5,256	324,979
Verisk Analytics, Inc.*	7,070	871,872
		2,960,183
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	13,564	592,475

Road & Rail - 0.7%
CSX Corp.	35,020	2,543,503
JB Hunt Transport Services, Inc.	3,754	399,275
Kansas City Southern	4,385	451,874
Norfolk Southern Corp.	12,020	2,052,295
Union Pacific Corp.	31,742	4,881,285
		10,328,232
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc.*	36,823	784,330
Analog Devices, Inc.	15,953	1,466,400
Applied Materials, Inc.	42,193	1,572,955
Broadcom, Inc.	18,529	4,398,970
Intel Corp.	197,920	9,759,435
KLA-Tencor Corp.	6,702	660,549
Lam Research Corp.	6,764	1,061,677
Maxim Integrated Products, Inc.	11,913	666,175
Microchip Technology, Inc.	10,111	758,325
Micron Technology, Inc.*	49,783	1,919,633
NVIDIA Corp.	26,097	4,265,033
Qorvo, Inc.*	5,393	354,913
QUALCOMM, Inc.	52,030	3,031,268
Skyworks Solutions, Inc.	7,682	559,019
Texas Instruments, Inc.	41,730	4,166,741
Xilinx, Inc.	10,855	1,003,870
		36,429,293
Software - 4.0%
Adobe, Inc.*	21,017	5,272,955
ANSYS, Inc.*	3,618	586,188
Autodesk, Inc.*	9,384	1,355,988
Cadence Design Systems, Inc.*	12,138	546,696
Citrix Systems, Inc.*	5,531	602,713
Fortinet, Inc.*	6,171	455,667
Intuit, Inc.	11,103	2,381,927
Microsoft Corp.	329,144	36,498,778
Oracle Corp.	121,328	5,915,953
Red Hat, Inc.*	7,613	1,359,377
salesforce.com, Inc.*	32,480	4,636,845
Symantec Corp.	26,679	589,873
Synopsys, Inc.*	6,378	586,393
		60,789,353
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	3,179	564,940
AutoZone, Inc.*	1,136	919,104
Best Buy Co., Inc.	10,432	673,803
CarMax, Inc.*	7,579	500,745
Foot Locker, Inc.	5,018	283,015
Gap, Inc. (The)	9,314	254,179
Home Depot, Inc. (The)	49,109	8,855,335
L Brands, Inc.	9,799	324,445
Lowe’s Cos., Inc.	34,811	3,285,114
O’Reilly Automotive, Inc.*	3,458	1,199,165
Ross Stores, Inc.	16,162	1,415,791
Tiffany & Co.	4,677	425,607
TJX Cos., Inc. (The)	53,832	2,629,693
Tractor Supply Co.	5,228	497,340
Ulta Beauty, Inc.*	2,437	725,714
		22,553,990
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	196,949	35,171,153
Hewlett Packard Enterprise Co.	63,168	947,520
HP, Inc.	67,922	1,562,206
NetApp, Inc.	11,128	744,129
Seagate Technology plc	11,217	483,341
Western Digital Corp.	12,506	567,647
Xerox Corp.	8,898	239,534
		39,715,530
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	15,474	246,191
Michael Kors Holdings Ltd.*	6,409	280,394
NIKE, Inc., Class B	54,962	4,128,745
PVH Corp.	3,293	363,909
Ralph Lauren Corp.	2,372	264,241
Tapestry, Inc.	12,364	481,330
Under Armour, Inc., Class A*	7,987	190,730
Under Armour, Inc., Class C*	8,187	182,816
VF Corp.	13,954	1,134,321
		7,272,677
Tobacco - 0.7%
Altria Group, Inc.	80,918	4,436,734
Philip Morris International, Inc.	66,725	5,773,714
		10,210,448
Trading Companies & Distributors - 0.1%
Fastenal Co.	12,317	729,905
United Rentals, Inc.*	3,551	415,929
WW Grainger, Inc.	1,952	613,006
		1,758,840
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	7,747	739,141

TOTAL COMMON STOCKS (Cost $1,071,869,305)		999,848,844

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 26.9%

REPURCHASE AGREEMENTS(c) - 26.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.28%, dated 11/30/2018, due 12/3/2018, total to be received $408,218,360 (Cost $408,141,545)	408,141,545	408,141,545

Total Investments - 92.9% (Cost $1,480,010,850)		1,407,990,389
Other Assets Less Liabilities - 7.1%		107,866,943
Net Assets - 100.0%		1,515,857,332

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $293,971,625.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,519,121
Aggregate gross unrealized depreciation	(162,008,786)
Net unrealized depreciation	$(28,489,665)
Federal income tax cost	$1,484,266,807

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,158	12/21/2018	USD	$159,601,350	$3,072,172

Swap Agreements(1)

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
14,974,978	11/6/2019	Bank of America NA	2.62%	SPDR® S&P 500® ETF Trust	842,724
297,967,028	11/6/2019	Bank of America NA	2.65%	S&P 500®	(16,832,107)
312,942,006					(15,989,383)	15,502,328	487,055	—
503,139,217	11/6/2020	BNP Paribas SA	2.87%	S&P 500®	13,361,027	(10,182,051)	(434,276)	2,744,700

340,171,220	12/10/2019	Citibank NA	2.72%	S&P 500®	31,763,915	(29,875,151)	—	1,888,764

939,235,541	11/6/2019	Credit Suisse International	2.92%	S&P 500®	22,604,404	—	(16,880,000)	5,724,404

14,785,198	11/6/2019	Deutsche Bank AG	2.79%	S&P 500®	(7,562,222)	—	7,562,222	—

11,232,848	11/6/2019	Goldman Sachs International	2.67%	SPDR® S&P 500® ETF Trust	629,314
53,537,554	11/6/2019	Goldman Sachs International	2.77%	S&P 500®	(14,804,873)
64,770,402					(14,175,559)	—	14,175,559	—
5,102,696	11/6/2019	Morgan Stanley & Co. International plc	2.72%	SPDR® S&P 500® ETF Trust	341,709
47,665,481	1/6/2020	Morgan Stanley & Co. International plc	2.82%	S&P 500®	(29,576,234)
52,768,177					(29,234,525)	17,297,861	11,936,664	—
897,168,859	11/6/2019	Societe Generale	2.97%	S&P 500®	35,687,327	(27,357,439)	—	8,329,888

262,627,744	11/6/2020	UBS AG	2.82%	S&P 500®	8,259,597	—	—	8,259,597

3,387,608,364					44,714,581
				Total Unrealized Appreciation	113,490,017
				Total Unrealized Depreciation	(68,775,436)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

(3)             Reflects the floating financing rate, as of November 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviatons

USD U.S. Dollar

See accompanying notes to the financial statements.

(b)         Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

[Not applicable.]

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)         File the exhibits listed below as part of this Form.

(1)         Not required for this filing.

(2)         Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3)         Not applicable.

(4)         Not applicable.

(b)         Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
January 25, 2019

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer
January 25, 2019